UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05972

Name of Registrant:	Vanguard International Equity Index Funds
Address of Registrant:	P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2021—April 30, 2022

Item 1: Reports to Shareholders

Semiannual Report   |   April 30, 2022
Vanguard International Stock Index Funds
Vanguard European Stock Index Fund
Vanguard Pacific Stock Index Fund

Contents
About Your Fund’s Expenses	1
European Stock Index Fund	3
Pacific Stock Index Fund	38
Trustees Approve Advisory Arrangements	82
Liquidity Risk Management	84

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2022
	Beginning Account Value 10/31/2021	Ending Account Value 4/30/2022	Expenses Paid During Period
Based on Actual Fund Return
European Stock Index Fund
Investor Shares	$1,000.00	$864.80	$1.16
FTSE Europe ETF Shares	1,000.00	865.40	0.46
Admiral™ Shares	1,000.00	865.20	0.55
Institutional Shares	1,000.00	865.50	0.46
Institutional Plus Shares	1,000.00	865.50	0.42
Pacific Stock Index Fund
Investor Shares	$1,000.00	$868.00	$1.07
FTSE Pacific ETF Shares	1,000.00	868.80	0.37
Admiral Shares	1,000.00	868.70	0.46
Institutional Shares	1,000.00	868.90	0.37
Based on Hypothetical 5% Yearly Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,023.56	$1.25
FTSE Europe ETF Shares	1,000.00	1,024.30	0.50
Admiral Shares	1,000.00	1,024.20	0.60
Institutional Shares	1,000.00	1,024.30	0.50
Institutional Plus Shares	1,000.00	1,024.35	0.45
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,023.65	$1.15
FTSE Pacific ETF Shares	1,000.00	1,024.40	0.40
Admiral Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.40	0.40
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the European Stock Index Fund, 0.25% for Investor Shares, 0.10% for FTSE Europe ETF Shares, 0.12% for Admiral Shares, 0.10% for Institutional Shares and 0.09% for Institutional Plus Shares; and for the Pacific Stock Index Fund, 0.23% for Investor Shares, 0.08% for FTSE Pacific ETF Shares, 0.10% for Admiral Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

European Stock Index Fund
Fund Allocation
As of April 30, 2022
United Kingdom	25.7%
France	15.6
Switzerland	15.3
Germany	12.4
Netherlands	6.2
Sweden	5.8
Denmark	4.1
Italy	4.0
Spain	3.8
Finland	2.1
Belgium	1.7
Norway	1.6
Other	1.7
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

European Stock Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.0%)
Austria (0.5%)
	Erste Group Bank AG	658,107	20,491
	OMV AG	301,417	15,408
	Verbund AG	139,917	14,956
*,1	BAWAG Group AG	183,191	8,699
	Wienerberger AG	243,009	6,860
	voestalpine AG	243,609	6,339
	ANDRITZ AG	146,279	6,218
*	IMMOFINANZ AG	138,169	3,343
	Mayr Melnhof Karton AG	17,952	3,159
	Raiffeisen Bank International AG	275,072	3,131
	AT&S Austria Technologie & Systemtechnik AG	53,595	2,744
*	Lenzing AG	29,335	2,663
	S IMMO AG	105,872	2,541
	CA Immobilien Anlagen AG	86,993	2,457
[2]	Oesterreichische Post AG	69,345	2,234
	Telekom Austria AG Class A	290,288	2,070
	Vienna Insurance Group AG Wiener Versicherung Gruppe	81,123	2,012
	EVN AG	77,295	1,968
	UNIQA Insurance Group AG	224,470	1,711
*	Schoeller-Bleckmann Oilfield Equipment AG	24,169	1,383
*	DO & CO AG	14,132	1,244
	Strabag SE (Bearer)	31,788	1,242
*	Flughafen Wien AG	22,097	622
	Palfinger AG	21,524	545
	Agrana Beteiligungs AG	23,831	423
*	Porr AG	29,928	379
			114,842
Belgium (1.7%)
	Anheuser-Busch InBev SA	1,839,794	105,861
	KBC Group NV	584,841	39,788
*	Argenx SE	108,370	31,222
	UCB SA	257,004	29,214
		Shares	Market Value• ($000)
	Groupe Bruxelles Lambert SA	217,503	20,524
	Ageas SA	379,586	18,164
	Umicore SA	433,985	16,684
	Solvay SA	148,165	13,933
	Elia Group SA	74,771	11,902
	Warehouses De Pauw CVA	301,949	11,616
	Sofina SA	32,554	9,976
	Aedifica SA	76,928	9,119
	Cofinimmo SA	67,402	9,051
	Ackermans & van Haaren NV	47,311	8,434
	D'ieteren Group	48,967	7,860
	Proximus SADP	293,421	5,129
	Euronav NV	398,754	4,611
	VGP NV	17,040	4,432
	Etablissements Franz Colruyt NV	104,824	3,849
	Melexis NV	42,423	3,641
	Barco NV	145,209	3,270
	KBC Ancora	77,275	3,126
	Shurgard Self Storage SA	53,023	3,068
	Montea NV	25,274	3,018
	Telenet Group Holding NV	97,370	2,902
	Bekaert SA	76,069	2,820
	Xior Student Housing NV	46,589	2,489
	Gimv NV	40,771	2,340
	Befimmo SA	46,118	2,302
	Fagron	122,650	2,301
	Cie d'Entreprises CFE	14,407	1,882
*	Tessenderlo Group SA	53,732	1,881
	Retail Estates NV	22,134	1,686
*	Kinepolis Group NV	26,230	1,451
*	bpost SA	228,958	1,387
*	AGFA-Gevaert NV	320,933	1,285
*	Ontex Group NV	175,269	1,214
	Econocom Group SA NV	270,445	1,033
	Orange Belgium SA	32,148	623
	Van de Velde NV	12,345	507
*,2	Mithra Pharmaceuticals SA	47,768	466
	Wereldhave Belgium Comm VA	5,568	321
			406,382
4

European Stock Index Fund
		Shares	Market Value• ($000)
Denmark (4.0%)
	Novo Nordisk A/S Class B	3,382,385	386,357
	DSV A/S	414,034	67,882
	Vestas Wind Systems A/S	2,150,624	54,843
[1]	Orsted A/S	400,796	44,340
*	Genmab A/S	125,797	44,235
	Coloplast A/S Class B	283,069	38,138
	AP Moller - Maersk A/S Class B	11,595	33,559
	Novozymes A/S Class B	423,529	29,524
	Carlsberg A/S Class B	204,720	26,006
	AP Moller - Maersk A/S Class A	8,842	25,029
	Danske Bank A/S	1,407,896	21,595
	Pandora A/S	198,146	17,398
	Chr Hansen Holding A/S	219,139	17,073
	Tryg A/S	655,280	15,581
	GN Store Nord A/S	271,537	10,191
*	Demant A/S	214,426	9,423
	Royal Unibrew A/S	102,128	8,803
	Ringkjoebing Landbobank A/S	60,654	7,438
*	Jyske Bank A/S (Registered)	117,798	6,514
*	ISS A/S	392,795	6,447
*	Alaska Air Group Inc. (XCSE)	282,580	6,164
	SimCorp A/S	84,964	5,948
	Topdanmark A/S	89,689	5,033
[2]	Ambu A/S Class B	359,528	4,732
	Sydbank A/S	126,308	4,342
*	NKT A/S	90,513	4,314
[1]	Netcompany Group A/S	68,433	3,806
	Chemometec A/S	33,236	3,757
	ROCKWOOL International A/S Class B	13,230	3,700
	FLSmidth & Co. A/S	118,534	3,249
[2]	Alm Brand A/S	1,788,273	3,086
*	Bavarian Nordic A/S	161,321	3,060
	H Lundbeck A/S	127,716	2,927
[1]	Scandinavian Tobacco Group A/S Class A	125,242	2,611
*	Dfds A/S	62,262	2,411
*	Drilling Co. of 1972 A/S	46,043	2,296
	Spar Nord Bank A/S	167,093	2,122
	Schouw & Co. A/S	26,864	2,054
	D/S Norden A/S	52,944	1,967
*	NTG Nordic Transport Group A/S Class A	32,216	1,749
*	Nilfisk Holding A/S	57,517	1,610
*,2	Zealand Pharma A/S	98,486	1,110
			942,424
Finland (2.0%)
*	Nokia OYJ	12,013,104	60,907
	Nordea Bank Abp	5,654,691	56,378
	Sampo OYJ Class A	1,078,709	52,379
	Kone OYJ Class B	835,207	40,155
	UPM-Kymmene OYJ	1,138,034	39,367
	Neste OYJ	885,273	37,986
		Shares	Market Value• ($000)
	Stora Enso OYJ Class R	1,223,897	24,086
	Nordea Bank Abp (XHEL)	2,119,333	21,144
	Elisa OYJ	306,731	17,981
	Fortum OYJ	915,306	15,218
	Kesko OYJ Class B	570,885	14,373
	Metso Outotec OYJ	1,300,764	11,076
	Valmet OYJ	360,208	9,647
	Orion OYJ Class B	219,990	8,629
	Wartsila OYJ Abp	1,033,087	8,296
	Kojamo OYJ	415,763	8,271
	Huhtamaki OYJ	196,900	7,443
*	Konecranes OYJ Class A	154,076	4,330
	TietoEVRY OYJ (XHEL)	163,889	4,111
	Metsa Board OYJ	359,784	3,877
	Nokian Renkaat OYJ	285,353	3,832
*	QT Group OYJ	40,774	3,552
	Cargotec OYJ Class B	100,896	3,493
*	Outokumpu OYJ	700,083	3,437
	Kemira OYJ	183,507	2,407
	Revenio Group OYJ	47,847	2,277
	Sanoma OYJ	156,244	1,974
	Uponor OYJ	112,134	1,970
[1]	Terveystalo OYJ	155,055	1,737
	YIT OYJ	362,806	1,460
	Tokmanni Group Corp.	99,047	1,287
*	WithSecure OYJ	221,088	1,208
*	Citycon OYJ	154,683	1,099
	TietoEVRY OYJ	38,768	966
*,2	Finnair OYJ	1,261,644	622
	Raisio OYJ Class V	254,346	596
	Oriola OYJ Class B	270,792	588
*,3	Ahlstrom-Munksjo OYJ Rights	19,422	366
			478,525
France (15.5%)
	LVMH Moet Hennessy Louis Vuitton SE	531,376	343,872
	TotalEnergies SE	5,063,159	248,616
	Sanofi	2,316,854	244,880
	Schneider Electric SE	1,127,547	161,768
*	Airbus SE	1,185,293	129,756
*	L'Oreal SA Loyalty Shares	355,795	129,442
*	Air Liquide SA Loyalty Shares	687,371	118,921
	BNP Paribas SA	2,279,529	118,197
	AXA SA	4,097,132	108,390
	EssilorLuxottica SA	628,449	106,992
	Vinci SA	1,068,629	103,693
	Pernod Ricard SA	444,742	91,788
	Kering SA	156,335	83,182
	Hermes International	65,933	81,299
	Safran SA	742,383	79,731
	Danone SA	1,279,697	77,385
	Capgemini SE	341,421	69,506
	Dassault Systemes SE	1,418,814	62,746
	Cie de Saint-Gobain	995,907	58,099
	L'Oreal SA (XPAR)	154,707	56,284
	Legrand SA	568,610	50,387
	STMicroelectronics NV	1,348,963	49,840
	Orange SA	4,090,392	48,698

5

European Stock Index Fund
		Shares	Market Value• ($000)
	Air Liquide SA (XPAR)	274,984	47,575
	Cie Generale des Etablissements Michelin SCA	372,145	46,094
	Teleperformance	123,627	44,371
	Societe Generale SA	1,621,128	38,962
	Veolia Environnement SA	1,324,243	38,637
	Publicis Groupe SA	486,531	29,210
	Engie SA Loyalty Shares	2,421,494	28,575
	Carrefour SA	1,323,488	28,068
	Credit Agricole SA	2,583,970	27,902
	Thales SA	213,936	27,389
	Edenred	530,228	26,629
	Eurofins Scientific SE	257,962	23,974
*,1	Worldline SA	517,336	20,354
	Getlink SE	973,167	17,808
	Vivendi SE	1,523,415	17,497
	Bureau Veritas SA	606,278	17,416
	Sartorius Stedim Biotech	51,252	16,771
	Arkema SA	138,719	15,806
	Bouygues SA	455,369	15,657
	Eiffage SA	158,120	15,614
[1]	Euronext NV	175,460	14,058
	Alstom SA	629,111	13,828
*	Rexel SA	644,292	13,198
*	Accor SA	386,602	12,701
	Gecina SA	109,348	12,318
	Engie SA (XPAR)	1,012,540	11,948
	Remy Cointreau SA	52,313	10,370
	Bollore SE	2,097,373	9,787
*	Renault SA	390,147	9,533
	SCOR SE	332,049	9,388
	Klepierre SA	390,703	9,352
	Valeo	509,601	9,265
*	Ubisoft Entertainment SA	202,492	9,155
	BioMerieux	90,364	8,603
*	EDF Loyalty Shares 2024	941,514	8,559
*	Aeroports de Paris	60,082	8,499
*	SOITEC	46,496	8,329
*	Sodexo SA ACT Loyalty Shares	109,891	8,267
	Dassault Aviation SA	48,840	8,196
	Alten SA	60,779	8,157
	Covivio	107,157	7,631
	Ipsen SA	73,014	7,569
	Gaztransport Et Technigaz SA	61,171	7,284
[1]	Amundi SA	121,032	7,278
	SES SA Class A GDR	805,218	7,205
	CNP Assurances	319,385	7,018
[1]	La Francaise des Jeux SAEM	185,051	6,910
*	Elis SA (XPAR)	469,489	6,733
	SPIE SA	273,288	6,432
	Wendel SE	56,567	5,636
	Nexans SA	61,747	5,624
	Sopra Steria Group SACA	30,252	5,362
	SEB SA Loyalty Shares	44,083	5,294
	Rubis SCA	196,483	5,226
*	L'Oreal SA	14,264	5,189
	Atos SE	203,050	4,947
		Shares	Market Value• ($000)
	Faurecia SE (XPAR)	214,036	4,653
*	Air Liquide SA	26,731	4,625
	Eutelsat Communications SA	395,162	4,392
[2]	Electricite de France SA (XPAR)	478,321	4,348
	Eurazeo SA	54,401	4,180
[1]	Verallia SA	151,866	4,175
	Sodexo SA (XPAR)	55,433	4,170
	ICADE	67,708	4,043
	IPSOS	80,385	3,870
*	Vallourec SA	318,051	3,748
	Virbac SA	9,110	3,678
	Orpea SA	102,228	3,656
*	Technip Energies NV	286,580	3,482
	Imerys SA	81,991	3,226
*	JCDecaux SA	151,886	3,184
	Societe BIC SA	53,094	3,168
	Korian SA	135,719	2,850
	Nexity SA	92,623	2,813
	Eurazeo SE	36,199	2,782
*	Coface SA	218,651	2,621
*	Eramet SA	19,007	2,533
	Metropole Television SA	135,189	2,509
*,2	Air France-KLM	591,995	2,439
*,2	Valneva SE	185,148	2,370
	Rothschild & Co.	58,625	2,297
[1]	ALD SA	167,977	2,284
*	Albioma SA Loyalty Shares	42,934	2,282
*,1,2	Neoen SA (XPAR)	55,506	2,218
	Trigano SA	16,643	2,144
	Somfy SA	16,078	2,143
	SEB SA (XPAR)	17,498	2,101
*	Lagardere SA	78,885	2,066
*,2	Casino Guichard Perrachon SA	116,034	2,033
	Television Francaise 1	220,414	1,867
	Interparfums SA	33,076	1,835
	Cie Plastic Omnium SA	112,539	1,822
*	Derichebourg SA	193,991	1,751
	Fnac Darty SA	35,308	1,748
*	CGG SA	1,514,876	1,743
*	ID Logistics Group	4,942	1,574
[1]	Maisons du Monde SA	89,037	1,519
*	Engie SA	126,028	1,487
*	Sodexo SA	19,189	1,444
	Carmila SA	91,815	1,428
	PEUGEOT Investment	12,369	1,382
	Quadient SA	72,981	1,365
	Altarea SCA	8,752	1,340
	Mercialys SA	138,683	1,339
*	Voltalia SA (Registered)	61,322	1,295
	Vetoquinol SA	9,209	1,199
*	Solutions 30 SE	176,487	1,023
	Mersen SA	30,782	1,018
*	SES-imagotag SA	10,989	1,011
	Vicat SA	32,864	988
*	Beneteau SA	78,530	986
	Cie de L'Odet SE	838	967
*	Eurazeo SE (XPAR)	12,115	931
*,1	Elior Group SA	280,038	855

6

European Stock Index Fund
		Shares	Market Value• ($000)
*,1	X-Fab Silicon Foundries SE	114,995	814
	Faurecia SE	36,944	810
	Albioma SA (XPAR)	14,205	755
	Pharmagest Interactive	7,814	628
*	Etablissements Maurel et Prom SA	137,514	627
	Vilmorin & Cie SA	12,768	607
*,1	SMCP SA	92,980	604
	Manitou BF SA	26,135	593
	Jacquet Metals SACA	26,881	579
	Bonduelle SCA	30,228	510
*	GL Events	27,173	505
*	Lisi	21,296	481
*	Believe SA	31,104	379
	AKWEL	17,843	328
	Guerbet	11,712	306
*	Seb SA	2,385	286
	Boiron SA	5,440	239
	Lisi (XPAR)	10,408	235
*,1	Aramis Group SAS	36,824	214
*	Tarkett SA	14,019	197
*	Lisi SA Prime De Fidelite	3,538	80
*,3	Bourbon Corp.	37,237	—
			3,619,407
Germany (12.2%)
	SAP SE	2,362,705	239,451
	Allianz SE (Registered)	875,013	197,433
	Siemens AG (Registered)	1,602,356	197,018
	Bayer AG (Registered)	2,095,171	138,011
	Deutsche Telekom AG (Registered)	7,208,089	132,781
	Mercedes-Benz Group AG	1,790,765	124,998
	BASF SE	1,950,729	102,731
	Deutsche Post AG (Registered)	2,084,835	89,069
[2]	adidas AG	390,735	78,795
	Infineon Technologies AG	2,775,028	78,764
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	298,628	71,115
	Deutsche Boerse AG	391,368	68,135
	Vonovia SE	1,656,644	66,002
	Volkswagen AG Preference Shares	390,543	60,482
	Bayerische Motoren Werke AG	683,224	55,796
	RWE AG	1,343,092	55,764
	Merck KGaA	275,610	51,133
	E.ON SE	4,619,191	48,072
*	Deutsche Bank AG (Registered)	4,358,698	43,584
	Symrise AG Class A	277,002	32,962
[1]	Siemens Healthineers AG	591,761	31,641
	Fresenius SE & Co. KGaA	867,869	30,677
	Porsche Automobil Holding SE Preference Shares	326,700	26,946
		Shares	Market Value• ($000)
	Fresenius Medical Care AG & Co. KGaA	432,962	26,925
	Brenntag SE	329,892	25,456
*	Daimler Truck Holding AG	896,161	24,102
	Henkel AG & Co. KGaA Preference Shares	373,621	23,991
	MTU Aero Engines AG	114,002	22,990
*	QIAGEN NV	483,137	22,281
	Beiersdorf AG	212,264	21,320
	Rheinmetall AG	91,759	20,685
	Hannover Rueck SE	128,101	19,911
	Sartorius AG Preference Shares	52,607	19,724
*	Siemens Energy AG	973,025	18,743
*,1	Zalando SE	467,329	18,388
	HeidelbergCement AG	309,734	17,843
[1]	Covestro AG	381,983	16,446
	LEG Immobilien SE (XETR)	154,714	15,863
*	Continental AG	231,216	15,848
	Puma SE	212,495	15,635
[2]	Volkswagen AG	67,786	14,700
*	HelloFresh SE	346,151	14,592
*	Commerzbank AG	2,204,732	14,393
*,1	Delivery Hero SE	398,903	14,023
*	K+S AG (Registered)	407,550	13,689
	GEA Group AG	351,578	13,686
	Henkel AG & Co. KGaA	213,417	13,544
	Aroundtown SA	2,413,801	12,138
	Evonik Industries AG	406,008	10,620
[1]	Scout24 SE	159,690	10,100
	Knorr-Bremse AG	140,608	10,027
	Carl Zeiss Meditec AG (Bearer)	77,559	9,742
*,2	Deutsche Lufthansa AG (Registered)	1,272,169	9,464
	KION Group AG	165,894	9,228
	Bayerische Motoren Werke AG Preference Shares	124,368	9,162
	Nemetschek SE	115,020	9,127
*	CTS Eventim AG & Co. KGaA	125,473	8,612
	Aurubis AG	74,793	8,499
*	Evotec SE	333,330	8,116
*	thyssenkrupp AG	1,048,908	8,044
	Bechtle AG	173,429	8,014
	Freenet AG	269,021	7,443
	United Internet AG (Registered)	228,970	7,366
	LANXESS AG	181,164	7,003
	Vantage Towers AG	198,707	6,756
	HUGO BOSS AG	108,837	6,104
	AIXTRON SE	228,060	5,847
	TAG Immobilien AG	268,576	5,368
[1]	Befesa SA	85,425	5,335
	Wacker Chemie AG	31,999	5,077
	Encavis AG	230,976	5,042
	FUCHS PETROLUB SE Preference Shares	151,389	4,775
	Uniper SE	184,297	4,737
*	Talanx AG	112,042	4,659
	Gerresheimer AG	65,993	4,584

7

European Stock Index Fund
		Shares	Market Value• ($000)
*,2	Sixt SE	34,287	4,458
	Rational AG	7,158	4,367
[2]	Aareal Bank AG	125,621	4,280
	Telefonica Deutschland Holding AG	1,410,410	4,242
*	RTL Group SA	80,748	4,199
	Siltronic AG	44,623	4,191
*,1	TeamViewer AG	336,642	4,039
*	Fraport AG Frankfurt Airport Services Worldwide	74,896	4,002
[2]	ProSiebenSat.1 Media SE	323,979	3,728
	CANCOM SE	76,778	3,707
	Grand City Properties SA	205,142	3,622
*	Salzgitter AG	81,209	3,371
[1]	Deutsche Pfandbriefbank AG	258,823	3,257
	Software AG	102,995	3,170
*,2	Nordex SE	217,504	3,139
	Stroeer SE & Co. KGaA	52,161	3,121
	Hella GmbH & Co. KGaA	47,998	3,030
*	flatexDEGIRO AG	175,853	3,003
	Jenoptik AG	106,218	2,986
	Deutsche Wohnen SE	103,795	2,973
	VERBIO Vereinigte BioEnergie AG	41,556	2,945
[2]	Varta AG	29,465	2,757
*	METRO AG	306,827	2,695
	CompuGroup Medical SE & Co. KGaA	50,239	2,685
	Duerr AG	102,255	2,658
	Fielmann AG	50,795	2,568
	Jungheinrich AG Preference Shares	100,738	2,464
	Pfeiffer Vacuum Technology AG	13,666	2,433
*	SUSE SA	74,962	2,429
	HOCHTIEF AG	39,954	2,418
	Stabilus SA	51,028	2,403
[1]	DWS Group GmbH & Co. KGaA	72,596	2,389
*	Hypoport SE	8,423	2,329
	Krones AG	30,075	2,322
	Bilfinger SE	55,461	2,232
	Suedzucker AG	163,747	2,133
	Hornbach Holding AG & Co. KGaA	17,569	2,103
*,1	Auto1 Group SE	200,083	2,095
*	Nagarro SE	14,893	2,094
	1&1 AG	96,216	2,028
	Dermapharm Holding SE	35,787	2,023
*	Kloeckner & Co. SE Preference Shares	151,545	1,952
*	Vitesco Technologies Group AG Class A	44,805	1,801
	Hensoldt AG	63,916	1,780
	Deutsche EuroShop AG	107,279	1,777
	FUCHS PETROLUB SE	66,347	1,768
	Traton SE	104,520	1,742
*	Synlab AG	116,002	1,731
		Shares	Market Value• ($000)
	STRATEC SE	15,029	1,701
[2]	S&T AG	100,479	1,699
	Sixt SE Preference Shares	22,733	1,643
	Norma Group SE	66,342	1,637
	KWS Saat SE & Co. KGaA	21,730	1,604
	PATRIZIA AG	90,562	1,549
	Adesso SE	7,820	1,533
*	MorphoSys AG	70,537	1,511
	Sartorius AG	4,552	1,510
	BayWa AG	31,295	1,492
[1]	Instone Real Estate Group SE	96,844	1,487
[2]	GRENKE AG	55,996	1,477
[1,2]	ADLER Group SA	191,085	1,456
	DIC Asset AG	103,188	1,444
	GFT Technologies SE	36,294	1,442
	Eckert & Ziegler Strahlen- und Medizintechnik AG	28,714	1,441
*	CECONOMY AG	404,744	1,387
	Zeal Network SE	35,300	1,373
*,1,2	Shop Apotheke Europe NV	15,770	1,301
	Indus Holding AG	43,865	1,248
	Draegerwerk AG & Co. KGaA Preference Shares	25,208	1,248
	Secunet Security Networks AG	2,891	1,224
	Washtec AG	22,424	1,223
	Wacker Neuson SE	58,909	1,223
*	Deutz AG	273,971	1,214
	Atoss Software AG	8,291	1,205
	Takkt AG	72,818	1,176
	New Work SE	6,101	1,039
	Deutsche Beteiligungs AG	31,453	977
	Basler AG	8,537	955
	Hamburger Hafen und Logistik AG	55,042	896
[2]	Schaeffler AG Preference Shares	161,597	868
	Wuestenrot & Wuerttembergische AG	44,645	842
[2]	SMA Solar Technology AG	18,323	834
*	About You Holding SE	71,362	771
	Vossloh AG	19,328	737
*	SGL Carbon SE	105,553	580
*	Koenig & Bauer AG	29,389	574
	CropEnergies AG	41,817	542
*	ElringKlinger AG	62,013	514
	Bertrandt AG	10,770	500
*	Global Fashion Group SA	225,331	429
			2,862,272
Ireland (0.4%)
	Kerry Group plc Class A	327,899	36,188
	Kingspan Group plc	321,546	29,932
*	Bank of Ireland Group plc	1,947,394	11,803
	Glanbia plc (XDUB)	400,050	4,769
*	AIB Group plc	1,652,180	3,589
	Hibernia REIT plc	1,400,644	2,403

8

European Stock Index Fund
		Shares	Market Value• ($000)
*	Dalata Hotel Group plc	464,391	2,121
*	Cairn Homes plc (XDUB)	4,908	6
*,2,3	Irish Bank Resolution Corp.	2,503,596	—
			90,811
Italy (3.9%)
	Enel SpA	16,548,931	107,616
	Eni SpA	5,276,818	73,764
	Intesa Sanpaolo SpA	35,390,673	72,116
	Ferrari NV	264,599	55,713
	Assicurazioni Generali SpA	2,765,417	52,358
	UniCredit SpA	4,568,998	42,286
	Stellantis NV	2,626,419	35,261
	CNH Industrial NV	2,142,699	30,354
	Snam SpA (MTAA)	4,731,266	25,949
*	Atlantia SpA	1,048,389	25,010
	Terna - Rete Elettrica Nazionale	3,004,914	24,508
	Moncler SpA	458,488	23,884
	Stellantis NV (XNYS)	1,684,979	22,670
	Prysmian SpA	558,249	18,157
	FinecoBank Banca Fineco SpA	1,304,139	18,129
*,1	Nexi SpA	1,572,933	15,427
	Tenaris SA	993,653	15,185
	EXOR NV	218,230	15,144
	Mediobanca Banca di Credito Finanziario SpA	1,471,811	14,752
	Davide Campari-Milano NV	1,045,406	11,796
	Amplifon SpA	274,775	10,962
	Banco BPM SpA	3,195,463	10,068
	Recordati Industria Chimica e Farmaceutica SpA	205,284	9,892
[1]	Poste Italiane SpA	968,612	9,492
*	Leonardo SpA	847,247	8,719
	Telecom Italia SpA	28,303,865	8,265
[1]	Infrastrutture Wireless Italiane SpA	745,889	7,959
	Reply SpA	48,355	7,119
	Interpump Group SpA	169,674	6,860
	Italgas SpA	1,020,240	6,606
	DiaSorin SpA	47,815	6,263
	Hera SpA	1,667,766	6,220
	Unipol Gruppo SpA	1,027,140	5,601
	A2A SpA	3,221,917	5,505
[1]	Pirelli & C SpA	1,050,805	5,208
	Azimut Holding SpA	228,597	4,852
	ERG SpA	137,495	4,737
[2]	Banca Generali SpA	117,513	3,885
	De' Longhi SpA	152,545	3,699
	BPER Banca	2,183,756	3,648
	Banca Mediolanum SpA	498,320	3,617
	Buzzi Unicem SpA	194,069	3,594
*	Brunello Cucinelli SpA	69,785	3,572
	Banca Popolare di Sondrio SpA	875,250	3,476
	Iren SpA	1,293,396	3,343
*	Autogrill SpA	410,807	3,051
	Brembo SpA	301,603	3,019
[1]	Anima Holding SpA	548,665	2,673
		Shares	Market Value• ($000)
	UnipolSai Assicurazioni SpA	881,934	2,481
*	Salvatore Ferragamo SpA	138,806	2,413
*	Iveco Group NV	406,760	2,393
[1]	BFF Bank SpA	379,851	2,369
*,1	Enav SpA	512,804	2,367
	Falck Renewables SpA	248,101	2,310
[1]	Carel Industries SpA	92,213	2,219
	Sesa SpA	15,087	2,181
[1]	Technogym SpA	274,572	2,072
	Telecom Italia SpA Savings Shares	6,947,248	1,934
	Tamburi Investment Partners SpA	210,828	1,921
	ACEA SpA	90,503	1,552
	El.En. SpA	108,884	1,518
	SOL SpA	82,387	1,448
*,2	Saipem SpA	1,248,229	1,413
[1]	GVS SpA	155,425	1,295
[2]	Webuild SpA (MTAA)	714,536	1,215
[1]	doValue SpA	138,849	1,181
	MARR SpA	71,907	1,164
[1]	RAI Way SpA	196,915	1,158
	Credito Emiliano SpA	187,232	1,144
*	Saras SpA	1,213,707	1,130
	Gruppo MutuiOnline SpA	36,884	1,129
	Danieli & C Officine Meccaniche SpA Savings Shares	70,227	1,099
	Tinexta SpA	43,410	1,086
[2]	Maire Tecnimont SpA	365,331	1,070
	Sanlorenzo SpA	29,097	1,029
	Italmobiliare SpA	31,739	1,006
	Banca IFIS SpA	55,367	1,005
	Piaggio & C SpA	396,294	988
	Zignago Vetro SpA	74,567	914
[2]	Danieli & C Officine Meccaniche SpA	34,145	727
*	Tod's SpA	17,841	705
	Cementir Holding NV	97,369	678
*	CIR SpA-Compagnie Industriali	1,524,625	661
*	Immobiliare Grande Distribuzione SIIQ SpA	138,980	659
*,2	Fincantieri SpA	1,014,173	619
*	Arnoldo Mondadori Editore SpA	284,595	583
	MFE-MediaForEurope NV Class B	606,315	558
*,2	Societa Cattolica Di Assicurazione SpA	83,511	541
*	Banca Monte dei Paschi di Siena SpA	561,822	473
*	Biesse SpA	29,449	459
*,2	Juventus Football Club SpA	1,404,172	456
	Datalogic SpA	41,386	402
*,2	MFE-MediaForEurope NV Class A	614,027	375
	Rizzoli Corriere Della Sera Mediagroup SpA	308,248	239
	DeA Capital SpA	25,227	34

9

European Stock Index Fund
		Shares	Market Value• ($000)
*,2	Webuild SpA	61,413	32
			918,389
Netherlands (6.2%)
	ASML Holding NV	815,131	462,618
*,1	Adyen NV	62,689	105,148
*	Prosus NV	1,879,665	90,654
	ING Groep NV	8,057,793	76,341
	Koninklijke Ahold Delhaize NV	2,076,146	61,238
	Koninklijke DSM NV	354,339	59,568
	Wolters Kluwer NV	546,576	55,195
[2]	Heineken NV	507,597	49,547
	Koninklijke Philips NV	1,866,353	48,770
	Universal Music Group NV	1,587,977	36,851
	ArcelorMittal SA	1,249,233	36,425
	NN Group NV	666,238	32,633
	Akzo Nobel NV	365,727	31,725
	ASM International NV	101,614	30,534
	Koninklijke KPN NV	6,926,828	23,902
	Aegon NV	3,772,406	19,559
	IMCD NV	121,576	19,358
	Heineken Holding NV	225,447	17,599
*	Unibail-Rodamco-Westfield	217,478	15,348
	ASR Nederland NV	279,602	12,708
	Randstad NV	234,355	12,392
[1]	Signify NV	266,228	11,263
[1]	ABN AMRO Bank NV GDR	878,147	10,916
*,1	Just Eat Takeaway.com NV	382,378	10,386
	Aalberts NV	204,317	9,928
	BE Semiconductor Industries NV	155,740	9,494
*	OCI NV	204,410	7,746
	Arcadis NV	152,686	6,371
*	Galapagos NV	102,211	6,001
	Boskalis Westminster	170,074	5,907
	JDE Peet's NV	177,732	5,229
	SBM Offshore NV	341,081	4,943
*,1	Basic-Fit NV	110,035	4,610
	Corbion NV	123,476	4,281
	TKH Group NV GDR	86,497	4,242
*,1	Intertrust NV	188,356	3,887
	APERAM SA	98,897	3,817
	Koninklijke Vopak NV	139,040	3,739
*	Accell Group NV	44,789	2,706
[2]	PostNL NV	803,724	2,634
*	Fugro NV	211,531	2,591
*	InPost SA	421,793	2,586
	Eurocommercial Properties NV	106,503	2,577
	AMG Advanced Metallurgical Group NV	61,541	2,406
*,1	Alfen Beheer BV	23,394	2,104
[1]	CTP NV	140,440	1,988
[1]	Flow Traders	54,392	1,776
*	Sligro Food Group NV	71,843	1,686
	NSI NV	41,145	1,609
*	Koninklijke BAM Groep NV	534,479	1,479
*	Majorel Group Luxembourg SA	47,131	1,474
[2]	Wereldhave NV	81,778	1,334
*,2	TomTom NV	143,483	1,239
		Shares	Market Value• ($000)
	Vastned Retail NV	39,055	993
	Brunel International NV	44,248	514
[1]	B&S Group Sarl	53,379	393
	ForFarmers NV	64,434	198
			1,443,160
Norway (1.6%)
	Equinor ASA	2,047,500	69,205
	DNB Bank ASA	2,180,409	42,250
	Mowi ASA	941,807	26,603
	Norsk Hydro ASA	2,858,903	24,008
	Telenor ASA	1,351,740	19,064
	Yara International ASA	345,426	17,564
	Orkla ASA	1,613,505	13,093
	TOMRA Systems ASA	248,706	9,780
	Aker BP ASA	268,647	9,625
	Salmar ASA	114,268	9,351
	Storebrand ASA	1,001,928	8,703
	Gjensidige Forsikring ASA	355,824	7,607
	Bakkafrost P/F	108,222	7,430
	Kongsberg Gruppen ASA	162,190	6,967
*	Nordic Semiconductor ASA	332,268	6,606
	Leroy Seafood Group ASA	553,252	5,192
	SpareBank 1 SR-Bank ASA	374,049	4,763
*	Adevinta ASA	591,551	4,570
	Aker ASA Class A	51,503	4,198
*,2	NEL ASA	2,925,089	4,157
	Borregaard ASA	217,470	4,148
	Subsea 7 SA	492,974	4,041
	SpareBank 1 SMN	280,797	3,935
	TGS ASA	245,212	3,783
	Schibsted ASA Class B	193,211	3,714
	Schibsted ASA Class A	173,416	3,614
[1]	Scatec ASA	247,698	2,994
	Austevoll Seafood ASA	188,105	2,982
	Veidekke ASA	226,854	2,937
[1]	Elkem ASA	552,025	2,293
*,1	Crayon Group Holding ASA	150,191	2,209
*	Atea ASA	174,632	2,081
*	Frontline Ltd.	250,722	2,077
*	MPC Container Ships ASA	658,770	1,961
[1]	Entra ASA	114,496	1,888
*	Grieg Seafood ASA	120,974	1,802
	DNO ASA	1,156,622	1,753
*	Kahoot! ASA	681,557	1,643
	Bonheur ASA	43,595	1,621
*	Aker Carbon Capture ASA	714,404	1,443
*	Wallenius Wilhelmsen ASA	218,761	1,373
[1]	BW LPG Ltd.	169,313	1,065
	Arendals Fossekompani A/S	23,806	957
*	Hexagon Composites ASA	240,325	950
	Sparebank 1 Oestlandet	62,717	918

10

European Stock Index Fund
		Shares	Market Value• ($000)
	Norway Royal Salmon ASA	30,443	798
	Stolt-Nielsen Ltd.	41,121	743
*	Aker Horizons Holding ASA	335,967	686
	BW Offshore Ltd.	189,222	544
*	BW Energy Ltd.	146,964	428
*	Borr Drilling Ltd.	1,519	6
			362,123
Poland (0.5%)
*	Powszechna Kasa Oszczednosci Bank Polski SA	1,807,219	13,338
	Polski Koncern Naftowy ORLEN SA	659,023	11,134
	KGHM Polska Miedz SA	289,813	9,375
	Powszechny Zaklad Ubezpieczen SA	1,190,246	8,229
	Bank Polska Kasa Opieki SA	332,296	7,302
*,1	Dino Polska SA	103,284	6,682
	Polskie Gornictwo Naftowe i Gazownictwo SA	3,648,019	5,111
	LPP SA	2,387	5,044
*,1,2	Allegro.eu SA	821,079	4,223
	Santander Bank Polska SA	62,351	3,797
[2]	CD Projekt SA	139,311	3,771
*	PGE Polska Grupa Energetyczna SA	1,534,398	3,412
*	Grupa Lotos SA	204,357	3,178
	Cyfrowy Polsat SA	579,961	3,158
	KRUK SA	39,486	2,277
*,1	Pepco Group NV	229,145	2,140
*	Orange Polska SA	1,365,729	2,088
	Asseco Poland SA	118,630	2,085
*	mBank SA	26,637	1,783
*	Jastrzebska Spolka Weglowa SA	111,420	1,688
*	Tauron Polska Energia SA	2,187,489	1,645
*	Alior Bank SA	195,602	1,597
*	Bank Millennium SA	1,285,481	1,456
*	Enea SA	453,781	980
	Bank Handlowy w Warszawie SA	69,801	940
*	Grupa Azoty SA	99,806	900
*,2	CCC SA	62,264	728
*	AmRest Holdings SE	152,914	602
	Kernel Holding SA	95,996	569
	Ciech SA	57,445	512
	Warsaw Stock Exchange	56,564	495
			110,239
Portugal (0.4%)
	EDP - Energias de Portugal SA	6,034,475	28,125
	Galp Energia SGPS SA	1,101,754	13,410
	EDP Renovaveis SA	515,990	12,212
	Jeronimo Martins SGPS SA	584,250	12,162
	REN - Redes Energeticas Nacionais SGPS SA	825,720	2,517
		Shares	Market Value• ($000)
*	Banco Comercial Portugues SA Class R	16,255,292	2,513
	Navigator Co. SA	532,787	2,186
	Sonae SGPS SA	2,007,761	2,167
	NOS SGPS SA	429,018	1,814
	CTT-Correios de Portugal SA	320,415	1,448
	Altri SGPS SA	154,537	1,026
	Corticeira Amorim SGPS SA	71,602	741
*	Greenvolt-Energias Renovaveis SA	77,704	580
	Semapa-Sociedade de Investimento e Gestao	32,662	450
			81,351
Spain (3.7%)
	Iberdrola SA (XMAD)	12,779,049	146,842
	Banco Santander SA	35,953,551	105,069
	Banco Bilbao Vizcaya Argentaria SA	14,183,447	74,424
[1]	Cellnex Telecom SA	1,295,286	60,374
*	Amadeus IT Group SA	908,098	56,904
	Telefonica SA	10,831,101	52,689
	Industria de Diseno Textil SA	2,241,792	47,004
	Repsol SA	2,775,526	41,405
	CaixaBank SA	9,399,362	30,340
	Ferrovial SA	1,008,536	25,863
*,1	Aena SME SA	150,131	21,305
	Red Electrica Corp. SA	912,877	18,380
	Endesa SA	672,032	14,084
	Grifols SA	745,824	12,492
	ACS Actividades de Construccion y Servicios SA	460,393	11,788
	Enagas SA	527,898	11,415
	Acciona SA	48,724	9,538
	Naturgy Energy Group SA	309,889	9,322
*	Banco de Sabadell SA	11,910,346	9,243
	Bankinter SA	1,469,428	8,647
	Merlin Properties Socimi SA	709,779	7,711
*	Siemens Gamesa Renewable Energy SA	475,553	7,575
	Fluidra SA	237,941	6,440
	Inmobiliaria Colonial Socimi SA	720,578	5,992
	Grifols SA Preference Shares	482,972	5,243
	Acerinox SA	459,525	4,838
	Viscofan SA	83,544	4,612
*	Corp. ACCIONA Energias Renovables SA	104,367	3,858
	Mapfre SA	2,084,893	3,805
	Grupo Catalana Occidente SA	113,648	3,274
	Laboratorios Farmaceuticos Rovi SA	46,064	3,145
	Ebro Foods SA	160,571	2,887
*	Solaria Energia y Medio Ambiente SA	127,589	2,831

11

European Stock Index Fund
		Shares	Market Value• ($000)
	Faes Farma SA	640,868	2,689
*	Indra Sistemas SA	256,173	2,611
[1]	Unicaja Banco SA	2,578,234	2,429
	Cia de Distribucion Integral Logista Holdings SA	131,848	2,429
	CIE Automotive SA	108,211	2,359
	Applus Services SA	299,116	2,333
	Pharma Mar SA	28,194	2,158
	Sacyr SA (XMAD)	773,418	2,083
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,434,034	2,060
	Almirall SA	153,407	1,993
	Corp. Financiera Alba SA	31,375	1,854
*	Melia Hotels International SA	223,940	1,852
*	Mediaset Espana Comunicacion SA	331,751	1,485
	Construcciones y Auxiliar de Ferrocarriles SA	42,242	1,295
[1]	Gestamp Automocion SA	365,364	1,193
	Fomento de Construcciones y Contratas SA	97,010	1,108
	Prosegur Cia de Seguridad SA	514,147	1,064
*,1	Neinor Homes SA	92,666	1,050
[1]	Aedas Homes SA	43,943	1,028
*	Ence Energia y Celulosa SA	269,323	1,009
[1]	Global Dominion Access SA	238,585	987
	Lar Espana Real Estate Socimi SA	127,382	668
	Atresmedia Corp. de Medios de Comunicacion SA	167,833	642
[1,2]	Prosegur Cash SA	821,172	609
*,2	Tecnicas Reunidas SA	67,317	557
*	Distribuidora Internacional de Alimentacion SA	30,342,728	416
*	NH Hotel Group SA (XMAD)	51,716	193
			869,493
Sweden (5.8%)
	Investor AB Class B	4,135,549	79,580
	Atlas Copco AB Class A	1,343,229	60,898
	Hexagon AB Class B	4,000,193	51,614
	Volvo AB Class B	3,223,832	51,431
	Telefonaktiebolaget LM Ericsson Class B	6,407,070	51,111
	Assa Abloy AB Class B	1,955,114	49,410
	Sandvik AB	2,297,675	43,491
[1]	Evolution AB	343,413	35,234
	Skandinaviska Enskilda Banken AB Class A	3,050,438	34,208
	Essity AB Class B	1,295,611	34,167
	Swedbank AB Class A	2,142,732	33,896
		Shares	Market Value• ($000)
	Atlas Copco AB Class B	808,891	32,014
	Svenska Handelsbanken AB Class A	3,160,402	31,877
	Epiroc AB Class A	1,337,859	27,123
	Swedish Match AB	3,287,433	26,184
	Boliden AB	582,606	25,263
	Svenska Cellulosa AB SCA Class B	1,296,430	25,090
	Nibe Industrier AB Class B	2,551,273	25,014
	H & M Hennes & Mauritz AB Class B	1,870,850	23,552
	Telia Co. AB	5,490,676	22,790
	Investor AB Class A	900,420	18,807
	Alfa Laval AB	671,287	18,686
	EQT AB	601,167	17,014
	Lundin Energy AB	400,405	16,555
	Skanska AB Class B	759,325	14,505
	Tele2 AB Class B	1,060,881	14,061
	Indutrade AB	594,999	14,035
	Getinge AB Class B	478,221	13,834
	Epiroc AB Class B	789,963	13,782
	SKF AB Class B	812,745	13,274
	Industrivarden AB Class A	494,445	12,669
	Holmen AB Class B	203,720	11,775
	Castellum AB	572,496	11,337
	Trelleborg AB Class B	516,376	11,326
*	Fastighets AB Balder Class B	213,633	10,589
	Lifco AB Class B	480,783	10,085
*	Kinnevik AB Class B	510,024	9,982
	Sagax AB Class B	367,763	9,394
	Industrivarden AB Class C	348,689	8,780
*	SSAB AB Class B	1,476,162	8,681
	Husqvarna AB Class B	903,347	8,635
	Beijer Ref AB Class B	517,137	8,421
	Saab AB Class B	193,733	8,195
	Investment AB Latour Class B	303,025	8,028
*	Swedish Orphan Biovitrum AB	374,123	7,870
	Securitas AB Class B	657,027	7,757
[1]	Thule Group AB	221,809	7,694
	Electrolux AB Class B	489,151	7,460
	L E Lundbergforetagen AB Class B	155,960	7,294
	Volvo AB Class A	434,520	7,144
	AddTech AB Class B	401,246	7,078
	Samhallsbyggnadsbolaget i Norden AB	2,152,595	6,762
	Fabege AB	551,763	6,697
	Avanza Bank Holding AB	262,037	6,635
	Axfood AB	221,638	6,559
	AAK AB	363,400	6,305
	Nordnet AB publ	362,672	6,290
	Sweco AB Class B	428,233	6,044
[1]	Dometic Group AB	686,573	5,880
[2]	BillerudKorsnas AB	378,493	5,841
*	Nordic Entertainment Group AB Class B	162,272	5,329
	AddLife AB Class B	236,255	5,220
	Elekta AB Class B	767,849	5,172

12

European Stock Index Fund
		Shares	Market Value• ($000)
*,1	Sinch AB	1,168,805	5,165
	Wihlborgs Fastigheter AB	277,626	4,813
[1]	Bravida Holding AB	442,213	4,533
	Hexpol AB	517,583	4,444
	Nyfosa AB	387,631	4,272
	Peab AB Class B	413,932	3,955
	Intrum AB	163,206	3,945
	Loomis AB Class B	156,854	3,908
	Wallenstam AB Class B	347,698	3,844
	Vitrolife AB	139,391	3,584
	Hexatronic Group AB	83,368	3,527
	Arjo AB Class B	467,604	3,510
	AFRY AB	203,859	3,380
*	Sectra AB Class B	267,881	3,379
	JM AB	145,456	3,359
	Lindab International AB	143,383	3,344
	Mips AB	45,685	3,245
	Corem Property Group AB Class B	1,472,740	3,118
	Instalco AB	494,003	3,049
	Catena AB	57,264	2,990
	Hufvudstaden AB Class A	222,898	2,888
	Biotage AB	137,022	2,838
*	SSAB AB Class A	423,430	2,689
	Bure Equity AB	114,001	2,688
	AddNode Group AB Class B	63,021	2,664
*	Electrolux Professional AB Class B	470,318	2,636
*	Pandox AB Class B	185,683	2,587
	Vitec Software Group AB Class B	50,726	2,556
	Nolato AB Class B	362,380	2,508
	Mycronic AB	141,828	2,480
	NCC AB Class B	196,462	2,434
	HMS Networks AB	58,597	2,398
*	Modern Times Group MTG AB Class B	225,543	2,385
*	Sdiptech AB Class B	61,920	2,169
	Bilia AB Class A	155,030	2,150
	Ratos AB Class B	417,163	2,128
	Cibus Nordic Real Estate AB	91,936	2,126
	Medicover AB Class B	126,615	2,097
	Bufab AB	61,871	2,053
*	Cint Group AB	244,678	2,001
	Beijer Alma AB	92,817	1,931
*	Stillfront Group AB	949,947	1,919
	Granges AB	220,265	1,809
	SkiStar AB	87,614	1,706
	Dios Fastigheter AB	187,517	1,674
	NP3 Fastigheter AB	58,886	1,636
*	Betsson AB Class B	255,379	1,569
	Troax Group AB	70,181	1,559
	Atrium Ljungberg AB Class B	93,285	1,525
	Concentric AB	77,974	1,523
[1]	Munters Group AB	238,381	1,424
*,1,2	Boozt AB	135,082	1,418
	INVISIO AB	78,761	1,396
	Cloetta AB Class B	505,357	1,277
*,2	BHG Group AB	178,441	1,229
		Shares	Market Value• ($000)
*,1	Scandic Hotels Group AB	317,530	1,222
[2]	Samhallsbyggnadsbolaget i Norden AB Class D	465,344	1,221
	Platzer Fastigheter Holding AB Class B	117,365	1,192
*	Cary Group AB	158,120	1,186
	Systemair AB	167,011	1,061
*	Mekonomen AB	90,017	1,037
	Nobia AB	260,946	1,024
[1]	Resurs Holding AB	349,779	1,017
	Clas Ohlson AB Class B	89,404	1,015
	Bonava AB Class B	186,312	904
*	VNV Global AB	215,128	897
*	Hemnet Group AB	69,456	867
	Sagax AB Class D	271,283	835
	Svenska Handelsbanken AB Class B	73,883	834
*,2	SAS AB	7,883,775	817
*	Camurus AB	45,826	755
	Investment AB Oresund	62,823	751
	Corem Property Group AB Preference Shares	23,316	730
	Fagerhult AB	145,243	729
*	Collector AB	165,924	724
	Telefonaktiebolaget LM Ericsson Class A	82,164	695
*	Kinnevik AB Class A	31,547	687
	Volati AB	45,819	644
*,1	Attendo AB	227,971	617
*,2	BICO Group AB Class B	60,483	607
	Skandinaviska Enskilda Banken AB Class C	46,679	569
*	Hansa Biopharma AB	92,879	514
	Svenska Cellulosa AB SCA Class A	17,330	340
*	Solid Forsakring AB	30,342	147
	NCC AB Class A	8,396	112
	Husqvarna AB Class A	10,863	105
			1,352,717
Switzerland (15.1%)
	Nestle SA (Registered)	5,863,549	756,950
	Roche Holding AG	1,515,374	561,922
	Novartis AG (Registered)	4,470,717	395,074
	Zurich Insurance Group AG	316,365	144,031
	Cie Financiere Richemont SA Class A (Registered)	1,087,579	126,367
	UBS Group AG (Registered)	6,798,751	115,420
	ABB Ltd. (Registered)	3,493,481	104,811
	Sika AG (Registered)	325,860	99,537
	Lonza Group AG (Registered)	157,829	93,061
	Givaudan SA (Registered)	19,655	78,119
	Alcon Inc.	979,629	69,946

13

European Stock Index Fund
		Shares	Market Value• ($000)
	Holcim Ltd.	1,167,010	57,062
	Partners Group Holding AG	47,681	50,518
	Swiss Re AG	615,641	50,487
	Geberit AG (Registered)	74,630	42,560
	Sonova Holding AG (Registered)	113,192	40,820
	Swiss Life Holding AG (Registered)	66,076	38,636
	Credit Suisse Group AG (Registered)	5,487,091	37,243
	SGS SA (Registered)	12,479	32,065
	Swisscom AG (Registered)	54,024	31,944
	Kuehne + Nagel International AG (Registered)	106,968	29,924
	Chocoladefabriken Lindt & Spruengli AG (Registered)	223	26,438
	Straumann Holding AG	215,011	25,348
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	2,256	25,301
	Julius Baer Group Ltd.	452,713	21,634
	Logitech International SA (Registered)	311,224	20,254
	Vifor Pharma AG (XSWX)	103,940	18,361
	Barry Callebaut AG (Registered)	7,583	17,453
	Swatch Group AG (Bearer)	65,855	16,901
[1]	VAT Group AG	54,405	16,828
	Baloise Holding AG (Registered)	94,967	16,519
	Schindler Holding AG Ptg. Ctf.	84,972	16,325
	Roche Holding AG (Bearer)	40,147	16,129
	Swiss Prime Site AG (Registered)	159,553	15,595
	SIG Combibloc Group AG	712,008	14,906
	EMS-Chemie Holding AG (Registered)	15,034	13,412
	Adecco Group AG (Registered)	335,606	12,951
	Temenos AG (Registered)	128,148	12,936
	PSP Swiss Property AG (Registered)	91,290	11,505
	Belimo Holding AG (Registered)	19,631	9,702
	Georg Fischer AG	175,058	9,500
	Helvetia Holding AG (Registered)	73,340	9,425
	Clariant AG (Registered)	481,291	8,217
	Schindler Holding AG (Registered)	42,411	8,142
	Tecan Group AG (Registered)	26,710	8,027
[1]	Galenica AG	102,171	7,524
*	Flughafen Zurich AG (Registered)	40,683	6,879
	DKSH Holding AG	76,603	6,578
		Shares	Market Value• ($000)
*	ams AG	527,866	6,457
	Siegfried Holding AG (Registered)	8,562	6,207
	Allreal Holding AG (Registered)	31,017	5,851
	Bachem Holding AG (Registered) Class B	13,272	5,791
*	Dufry AG (Registered)	131,776	5,245
	Daetwyler Holding AG (Bearer)	15,642	5,029
	Bucher Industries AG (Registered)	13,942	5,027
	Banque Cantonale Vaudoise (Registered)	59,207	5,004
	BKW AG	38,346	4,668
	SFS Group AG	35,796	4,483
	Cembra Money Bank AG	61,941	4,469
	Mobimo Holding AG (Registered)	15,145	4,331
*,2	Idorsia Ltd.	251,048	4,285
	Vontobel Holding AG (Registered)	57,359	4,195
[2]	Stadler Rail AG	112,761	4,097
	Emmi AG (Registered)	4,069	4,033
	Interroll Holding AG (Registered)	1,255	3,804
	Inficon Holding AG (Registered)	4,051	3,688
	Swatch Group AG (Registered)	71,547	3,530
	Comet Holding AG (Registered)	15,809	3,418
	Valiant Holding AG (Registered)	33,273	3,324
	Burckhardt Compression Holding AG	6,501	3,317
	Forbo Holding AG (Registered)	2,236	3,273
	Huber + Suhner AG (Registered)	37,122	3,256
	Swissquote Group Holding SA (Registered)	17,968	2,920
	dormakaba Holding AG	6,277	2,913
	Softwareone Holding AG	212,420	2,872
	Landis+Gyr Group AG	51,300	2,863
	St. Galler Kantonalbank AG (Registered)	5,842	2,817
*,2	Dottikon Es Holding AG (Registered)	9,229	2,784
	OC Oerlikon Corp. AG (Registered)	381,933	2,723
	Sulzer AG (Registered)	36,037	2,700
*,1	PolyPeptide Group AG	30,736	2,690
*,2	Meyer Burger Technology AG	5,545,003	2,627
*,1	Sensirion Holding AG	21,367	2,563
	LEM Holding SA (Registered)	1,047	2,412
	Kardex Holding AG (Registered)	12,085	2,300
	Bystronic AG	2,690	2,232
	VZ Holding AG	27,859	2,073

14

European Stock Index Fund
		Shares	Market Value• ($000)
	Schweiter Technologies AG (Bearer)	2,048	2,061
*	Komax Holding AG (Registered)	7,559	1,986
*,2	Zur Rose Group AG	15,881	1,949
*	Aryzta AG	1,908,712	1,777
*,1	Medmix AG	51,143	1,718
	Intershop Holding AG	2,497	1,626
	Arbonia AG	90,272	1,608
	Zehnder Group AG	19,816	1,550
*,1	Medacta Group SA	13,421	1,529
*	Bobst Group SA (Registered)	17,640	1,488
	Leonteq AG	21,602	1,470
*	Valora Holding AG (Registered)	8,562	1,400
	EFG International AG	183,460	1,383
	ALSO Holding AG (Registered)	6,107	1,381
	Bossard Holding AG (Registered) Class A	5,928	1,283
*	u-blox Holding AG	14,795	1,229
	Vifor Pharma AG	6,667	1,189
*,2	COSMO Pharmaceuticals NV	20,621	1,179
	Vetropack Holding AG Class A (Registered)	27,565	1,134
	Bell Food Group AG (Registered)	4,158	1,130
*,1	Medartis Holding AG	10,168	1,071
	Ypsomed Holding AG (Registered)	7,125	1,018
*	Rieter Holding AG (Registered)	7,027	955
*,2	Basilea Pharmaceutica AG (Registered)	25,544	854
*	Implenia AG (Registered)	35,544	804
*	Ascom Holding AG (Registered)	89,945	796
	Hiag Immobilien Holding AG	7,602	790
	Autoneum Holding AG	6,187	732
*,1	Montana Aerospace AG	47,417	723
	VP Bank AG Class A	5,715	572
*,2	Swiss Steel Holding AG	1,640,023	465
*	APG SGA SA	2,162	412
*	Aryzta AG (XSWX)	24,200	28
	Mobimo Holding AG Rights Exp. 5/3/22	3,203	11
			3,534,859
United Kingdom (25.5%)
	AstraZeneca plc	3,298,056	440,097
	Shell plc (XLON)	15,090,896	405,129
	HSBC Holdings plc	43,534,378	272,052
	Diageo plc	4,891,966	244,055
	GlaxoSmithKline plc	10,532,011	237,419
	British American Tobacco plc	4,863,991	203,861
	BP plc	40,886,596	197,392
*	Glencore plc	27,959,197	172,275
	Rio Tinto plc	2,315,896	163,632
	Unilever plc (XLON)	2,872,918	133,562
	Unilever plc	2,568,823	119,230
	RELX plc	3,961,126	118,004
		Shares	Market Value• ($000)
	Anglo American plc	2,594,740	114,924
	National Grid plc	7,694,578	114,318
	Reckitt Benckiser Group plc	1,350,207	105,297
	Vodafone Group plc	57,613,173	87,224
	Lloyds Banking Group plc	150,990,825	85,757
	Compass Group plc	3,801,294	80,214
	London Stock Exchange Group plc	773,759	76,286
	Prudential plc (XLON)	5,853,992	72,873
	Experian plc	1,949,703	67,332
	CRH plc (XDUB)	1,651,716	65,774
	Barclays plc	35,676,949	65,579
	BAE Systems plc	6,768,310	62,517
	Ferguson plc	472,001	59,212
	Tesco plc	16,074,899	54,612
	SSE plc	2,272,036	52,770
	Ashtead Group plc	953,328	49,294
	Aviva plc	7,970,625	42,763
	Segro plc	2,552,530	42,735
	Imperial Brands plc	2,011,032	41,861
	Legal & General Group plc	12,610,423	39,308
*	Flutter Entertainment plc (XDUB)	372,517	37,627
	Standard Chartered plc	5,365,525	36,680
	3i Group plc	2,027,897	33,187
	BT Group plc	14,772,408	32,759
	Shell plc	1,191,185	32,163
	Smith & Nephew plc	1,873,938	30,374
	WPP plc	2,358,405	29,397
	Natwest Group plc	10,940,777	29,352
	Croda International plc	286,857	27,861
	Bunzl plc	720,125	27,783
	Rentokil Initial plc	3,963,876	27,225
*	InterContinental Hotels Group plc	392,774	25,075
	Halma plc	806,573	24,758
	Spirax-Sarco Engineering plc	156,095	23,554
	Smurfit Kappa Group plc	553,466	23,387
*	Entain plc	1,239,955	23,299
*	Informa plc	3,201,271	22,709
	Intertek Group plc	344,450	21,464
	Severn Trent plc	535,110	21,031
	United Utilities Group plc	1,457,977	20,952
	Next plc	271,825	20,360
	Sage Group plc	2,192,544	20,120
	Mondi plc (XLON)	1,035,610	19,455
*	Rolls-Royce Holdings plc	17,883,052	18,333
	St. James's Place plc	1,139,218	18,307
	Persimmon plc	676,898	17,629
	Burberry Group plc	841,949	16,616
*	Meggitt plc	1,666,156	16,153
	DCC plc	209,679	15,887
	Pearson plc	1,606,245	15,596
[1]	Auto Trader Group plc	1,973,783	15,577
	Smiths Group plc	828,960	15,169
	Admiral Group plc	475,041	14,953
*	Whitbread plc	427,457	14,921
	Associated British Foods plc	739,001	14,788
	M&G plc	5,515,051	14,642

15

European Stock Index Fund
		Shares	Market Value• ($000)
	Land Securities Group plc	1,510,320	14,165
	Antofagasta plc	735,318	14,077
	Kingfisher plc	4,402,267	13,883
	Rightmove plc	1,802,683	13,857
	Melrose Industries plc	9,183,105	13,344
	Barratt Developments plc	2,150,732	13,158
	Electrocomponents plc	998,231	13,029
	British Land Co. plc	1,985,283	12,788
*	Centrica plc	12,470,012	12,355
	B&M European Value Retail SA	1,995,925	12,229
	Tritax Big Box REIT plc	3,966,732	12,109
	Taylor Wimpey plc	7,677,719	12,075
	Phoenix Group Holdings plc	1,559,424	11,812
*	Ocado Group plc	1,031,623	11,798
	Howden Joinery Group plc	1,213,209	11,486
	Intermediate Capital Group plc	590,059	11,292
	Berkeley Group Holdings plc	221,273	11,222
	DS Smith plc	2,715,571	11,159
	Johnson Matthey plc	395,532	10,880
	Abrdn plc	4,572,322	10,736
	J Sainsbury plc	3,647,608	10,643
	Weir Group plc	549,066	10,555
	Dechra Pharmaceuticals plc	222,342	10,075
	Tate & Lyle plc	996,471	9,685
	Endeavour Mining plc	394,258	9,615
	UNITE Group plc	677,194	9,589
	IMI plc	549,234	9,246
	Hargreaves Lansdown plc	804,128	9,206
[1]	ConvaTec Group plc	3,426,683	9,065
*	Coca-Cola HBC AG	444,857	9,019
	Direct Line Insurance Group plc	2,834,917	8,998
	Diploma plc	257,433	8,830
	IG Group Holdings plc	847,030	8,657
*	JD Sports Fashion plc	5,234,749	8,625
	Drax Group plc	849,894	8,589
	Spectris plc	234,350	8,571
[1]	Avast plc	1,208,739	8,570
	Hiscox Ltd.	711,692	8,451
	Hikma Pharmaceuticals plc	358,424	8,420
	Schroders plc	237,619	8,388
	Man Group plc	2,852,219	8,313
	Investec plc	1,407,893	8,292
	Derwent London plc	215,297	8,169
	Royal Mail plc	1,901,011	8,148
	Bellway plc	262,918	7,985
	Pennon Group plc	567,141	7,881
	HomeServe plc	597,599	7,344
*	ITV plc	7,936,993	7,329
	Inchcape plc	818,955	7,328
*	Marks & Spencer Group plc	4,150,729	7,086
	Travis Perkins plc	459,794	7,013
*	Beazley plc	1,292,130	6,960
	LondonMetric Property plc	2,050,662	6,931
	Safestore Holdings plc	439,170	6,909
		Shares	Market Value• ($000)
	AVEVA Group plc	253,907	6,824
	Rotork plc	1,839,053	6,710
	Future plc	240,901	6,598
*,2	TUI AG	2,312,594	6,593
	Big Yellow Group plc	360,769	6,520
	Games Workshop Group plc	69,539	6,427
*	Harbour Energy plc	999,117	6,265
*,1	Watches of Switzerland Group plc	493,141	6,235
	Greggs plc	212,106	6,188
	Ultra Electronics Holdings plc	148,787	6,060
	Britvic plc	560,128	6,002
	Grainger plc	1,564,323	5,819
*	Virgin Money UK plc	2,643,173	5,735
	Grafton Group plc	472,247	5,719
	OSB Group plc	801,082	5,592
[1]	Quilter plc	3,370,609	5,552
*	easyJet plc	796,680	5,521
	Computacenter plc	163,996	5,510
*	Carnival plc	333,454	5,228
	Primary Health Properties plc	2,836,899	5,145
	Hays plc	3,347,131	5,141
	QinetiQ Group plc	1,208,809	5,129
*	Indivior plc	1,301,811	5,099
	Assura plc	6,162,685	5,084
*	SSP Group plc	1,678,814	4,955
	Serco Group plc	2,590,923	4,900
	Vistry Group plc	468,652	4,889
*	Wise plc Class A	986,774	4,836
*	WH Smith plc	267,570	4,814
*	IWG plc	1,552,529	4,713
	Great Portland Estates plc	546,211	4,639
	Softcat plc	261,950	4,626
	Cranswick plc	110,038	4,376
	Close Brothers Group plc	314,593	4,362
	Shaftesbury plc	581,385	4,354
	Genus plc	136,568	4,291
*	S4 Capital plc	1,113,435	4,211
	Domino's Pizza Group plc	963,943	4,207
	Balfour Beatty plc	1,378,526	4,177
*	Playtech plc	638,899	4,176
*	International Consolidated Airlines Group SA	2,346,567	4,159
	Victrex plc	180,870	4,124
	Plus500 Ltd.	209,351	4,077
	Pagegroup plc	655,671	4,012
	Brewin Dolphin Holdings plc	624,536	4,000
	Pets at Home Group plc	1,013,143	3,933
*	Mediclinic International plc	839,533	3,892
*	John Wood Group plc	1,395,264	3,880
	Renishaw plc	73,285	3,873
[1]	Airtel Africa plc	2,093,772	3,831
	Savills plc	283,783	3,818
*,1	Deliveroo plc Class A	2,758,073	3,812
	Fresnillo plc	387,413	3,749
*	Sanne Group plc	324,016	3,697

16

European Stock Index Fund
		Shares	Market Value• ($000)
	Spirent Communications plc	1,272,356	3,679
*	Energean plc	248,657	3,655
*	National Express Group plc	1,153,803	3,576
*	Ascential plc	898,693	3,563
*,1	Trainline plc	1,000,309	3,531
	Marshalls plc	450,099	3,444
	Sirius Real Estate Ltd.	2,263,895	3,441
[2]	Hammerson plc	9,358,939	3,379
	Rathbones Group plc	126,616	3,342
*,1	Countryside Partnerships plc	1,063,269	3,320
	Oxford Instruments plc	114,014	3,306
*,1	Network International Holdings plc	995,869	3,253
	Paragon Banking Group plc	523,250	3,236
	Redrow plc	491,687	3,223
*	Frasers Group plc	379,296	3,221
	Capital & Counties Properties plc	1,558,108	3,219
	Dr. Martens plc	1,213,004	3,172
	Bodycote plc	390,973	3,032
	Dunelm Group plc	242,050	2,964
	Synthomer plc	773,247	2,942
	LXI REIT plc	1,560,963	2,898
	Hill & Smith Holdings plc	167,047	2,889
	Euromoney Institutional Investor plc	232,920	2,872
	Telecom Plus plc	139,116	2,870
*	Molten Ventures plc	327,718	2,826
	Micro Focus International plc	587,666	2,775
*	Darktrace plc	512,735	2,766
	Genuit Group plc	489,038	2,761
[1]	JTC plc	282,128	2,739
	IntegraFin Holdings plc	604,739	2,727
	TP ICAP Group plc	1,646,928	2,724
	Lancashire Holdings Ltd.	511,618	2,712
	Coats Group plc	3,023,205	2,673
*	THG plc Class B	1,988,529	2,670
	Ashmore Group plc	959,324	2,652
	Redde Northgate plc	523,551	2,590
	Centamin plc	2,257,035	2,587
	Chemring Group plc	584,887	2,554
*,1	Wizz Air Holdings plc	63,324	2,477
	Essentra plc	631,833	2,476
	Currys plc	2,117,620	2,455
	Clarkson plc	51,849	2,387
	Moneysupermarket.com Group plc	1,087,029	2,381
	Workspace Group plc	282,406	2,363
	Bytes Technology Group plc (XLON)	420,508	2,338
*	Just Group plc	2,157,156	2,279
	Hilton Food Group plc	149,520	2,269
	Morgan Sindall Group plc	84,093	2,267
*	Helios Towers plc	1,603,818	2,264
	FDM Group Holdings plc	179,045	2,260
		Shares	Market Value• ($000)
	Ninety One plc	678,110	2,259
*	Firstgroup plc	1,574,735	2,211
*	C&C Group plc	834,473	2,178
	IP Group plc	2,100,891	2,166
	Premier Foods plc	1,504,629	2,098
*,1	Bridgepoint Group plc (Registered)	547,418	2,094
	Morgan Advanced Materials plc	596,702	2,093
*	Tullow Oil plc	3,001,015	2,090
*	Auction Technology Group plc	185,931	2,046
	Volution Group plc	399,564	2,035
	Jupiter Fund Management plc	907,441	2,025
*,1	Petershill Partners plc	624,643	2,020
*	Babcock International Group plc	524,387	2,002
[1]	Biffa plc	459,985	1,995
	Mitie Group plc	2,937,860	1,981
[1]	Ibstock plc	814,399	1,923
	AJ Bell plc	605,069	1,875
*	Capricorn Energy plc	710,943	1,829
	Vesuvius plc	448,740	1,824
*	Elementis plc	1,194,629	1,815
	Kainos Group plc	117,064	1,774
	Liontrust Asset Management plc	121,851	1,768
	Rhi Magnesita NV	58,646	1,745
*	Provident Financial plc	534,307	1,710
	UK Commercial Property REIT Ltd.	1,531,167	1,687
	Crest Nicholson Holdings plc	517,857	1,629
*	J D Wetherspoon plc	178,813	1,625
	BMO Commercial Property Trust Ltd.	1,100,098	1,624
*,1	Spire Healthcare Group plc	588,893	1,590
*	Greencore Group plc	1,086,945	1,562
	Keller Group plc	147,469	1,554
*	Petrofac Ltd. (XLON)	918,792	1,549
*	Mitchells & Butlers plc	527,604	1,503
*,1,2	Aston Martin Lagonda Global Holdings plc	142,865	1,497
	Picton Property Income Ltd.	1,151,842	1,468
[1]	Vivo Energy plc	807,930	1,461
*	Senior plc	884,784	1,424
[1]	TI Fluid Systems plc Class B	682,485	1,387
	NCC Group plc	610,228	1,385
	888 Holdings plc	558,897	1,335
	Wickes Group plc	557,444	1,329
	Halfords Group plc	463,905	1,320
*	Moonpig Group plc	548,346	1,318
	XP Power Ltd.	32,044	1,283
	Ferrexpo plc	610,831	1,254
	Bank of Georgia Group plc	81,135	1,250
	AG Barr plc	169,749	1,235
*	Marston's plc	1,303,565	1,225
	TBC Bank Group plc	76,077	1,200
*	Restaurant Group plc	1,519,576	1,163
	Helical plc	211,967	1,153
*	Stagecoach Group plc	859,991	1,133
*	Oxford Biomedica plc	152,729	1,101
*	Capita plc	3,550,414	1,060

17

European Stock Index Fund
		Shares	Market Value• ($000)
	PZ Cussons plc	388,693	997
	Hochschild Mining plc	657,065	965
	Devro plc	359,218	945
*,1	Trustpilot Group plc	695,075	900
[1]	ContourGlobal plc	368,755	886
*	Alphawave IP Group plc	445,448	842
[1]	CMC Markets plc	229,620	833
	CLS Holdings plc	320,434	819
	Avon Protection plc	60,064	798
*,2	Cineworld Group plc	2,071,960	793
*	SIG plc	1,393,922	721
*	PureTech Health plc	326,488	691
*	Rank Group plc	436,652	587
[2]	Micro Focus International plc ADR	122,776	571
*,2	AO World plc	590,069	553
[1]	Alfa Financial Software Holdings plc	193,927	439
[1]	Bakkavor Group plc	318,197	422
*,1	Funding Circle Holdings plc	326,658	298
*,1,3	Finablr plc	304,209	42
*,2,3	Intu Properties plc	1,544,041	—
[3]	Evraz plc	1,326,266	—
*,3	NMC Health plc	157,105	—
*,3	Carillion plc	1,000,411	—
			5,956,480
Total Common Stocks (Cost $26,684,753)			23,143,474
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[4,5]	Vanguard Market Liquidity Fund, 0.409% (Cost $131,829)	1,318,434	131,830
Total Investments (99.6%) (Cost $26,816,582)			23,275,304
Other Assets and Liabilities—Net (0.4%)			94,658
Net Assets (100%)			23,369,962
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the aggregate value was $737,392,000, representing 3.2% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $92,799,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $98,904,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.
18

European Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index	June 2022	2,446	96,404	(944)
FTSE 100 Index	June 2022	744	70,287	169
MSCI Europe Index	June 2022	2,791	81,589	(195)
				(970)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Bank of America, N.A.	6/15/22	CHF	18,341	USD	19,365	—	(465)
State Street Bank & Trust Co.	6/15/22	CHF	13,681	USD	14,755	—	(657)
HSBC Bank plc	6/15/22	CHF	4,704	USD	5,065	—	(219)
HSBC Bank plc	6/15/22	DKK	29,564	USD	4,417	—	(215)
Deutsche Bank AG	6/15/22	EUR	59,412	USD	64,893	—	(2,080)
Bank of America, N.A.	6/15/22	EUR	44,165	USD	48,237	—	(1,544)
Morgan Stanley Capital Services Inc.	6/15/22	EUR	29,543	USD	32,424	—	(1,189)
State Street Bank & Trust Co.	6/15/22	EUR	26,322	USD	28,093	—	(263)
Royal Bank of Canada	6/15/22	EUR	7,307	USD	8,069	—	(343)
JPMorgan Chase Bank, N.A.	6/15/22	EUR	3,022	USD	3,337	—	(142)
Standard Chartered Bank	6/15/22	GBP	28,481	USD	37,309	—	(1,494)
JPMorgan Chase Bank, N.A.	6/15/22	GBP	18,982	USD	24,671	—	(801)
Goldman Sachs International	6/15/22	GBP	16,218	USD	21,064	—	(670)
Bank of America, N.A.	6/15/22	GBP	7,823	USD	10,262	—	(423)
UBS AG	6/15/22	USD	80,904	CHF	74,261	4,380	—
State Street Bank & Trust Co.	6/15/22	USD	12,396	CHF	11,629	413	—
Barclays Bank plc	6/15/22	USD	7,049	CHF	6,558	291	—
BNP Paribas	6/15/22	USD	3,119	CHF	3,018	9	—
JPMorgan Chase Bank, N.A.	6/15/22	USD	13,299	DKK	90,091	493	—
Bank of America, N.A.	6/15/22	USD	24,815	EUR	22,468	1,060	—
BNP Paribas	6/15/22	USD	21,421	EUR	19,654	642	—
State Street Bank & Trust Co.	6/15/22	USD	7,646	EUR	7,126	111	—
JPMorgan Chase Bank, N.A.	6/15/22	USD	6,668	EUR	6,136	181	—
HSBC Bank plc	6/15/22	USD	6,747	EUR	6,085	314	—
Toronto-Dominion Bank	6/15/22	USD	6,746	EUR	6,085	314	—
JPMorgan Chase Bank, N.A.	6/15/22	USD	4,847	EUR	4,599	—	(16)
HSBC Bank plc	6/15/22	USD	26,790	GBP	20,553	944	—
State Street Bank & Trust Co.	6/15/22	USD	15,440	GBP	12,310	—	(40)
Morgan Stanley Capital Services Inc.	6/15/22	USD	9,679	GBP	7,363	420	—
BNP Paribas	6/15/22	USD	5,866	GBP	4,500	207	—
BNP Paribas	6/15/22	USD	1,552	GBP	1,241	—	(9)
BNP Paribas	6/15/22	USD	2,894	NOK	27,126	1	—
19

European Stock Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	6/15/22	USD	4,105	SEK	38,510	178	—
BNP Paribas	6/15/22	USD	1,543	SEK	15,203	—	(7)
JPMorgan Chase Bank, N.A.	6/15/22	USD	537	SEK	5,292	—	(3)
						9,958	(10,580)
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
NOK—Norwegian krone.
SEK—Swedish krona.
USD—U.S. dollar.
At April 30, 2022, the counterparties had deposited in segregated accounts securities with a value of $4,680,000 and cash of $400,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
20

European Stock Index Fund
Statement of Assets and Liabilities
As of April 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $26,684,753)	23,143,474
Affiliated Issuers (Cost $131,829)	131,830
Total Investments in Securities	23,275,304
Investment in Vanguard	869
Cash Collateral Pledged—Futures Contracts	20,173
Cash Collateral Pledged—Forward Currency Contracts	4,670
Cash Collateral Received for ETF Capital Activity	87,343
Foreign Currency, at Value (Cost $10,902)	10,734
Receivables for Investment Securities Sold	3,242
Receivables for Accrued Income	161,282
Receivables for Capital Shares Issued	840
Variation Margin Receivable—Futures Contracts	3,755
Unrealized Appreciation—Forward Currency Contracts	9,958
Total Assets	23,578,170
Liabilities
Due to Custodian	6,406
Payables for Investment Securities Purchased	3,293
Collateral for Securities on Loan	98,904
Collateral for ETF Capital Activity	87,343
Payables for Capital Shares Redeemed	840
Payables to Vanguard	842
Unrealized Depreciation—Forward Currency Contracts	10,580
Total Liabilities	208,208
Net Assets	23,369,962
1 Includes $92,799 of securities on loan.
21

European Stock Index Fund
Statement of Assets and Liabilities (continued)
At April 30, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	27,529,065
Total Distributable Earnings (Loss)	(4,159,103)
Net Assets	23,369,962

Investor Shares—Net Assets
Applicable to 701,482 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,112
Net Asset Value Per Share—Investor Shares	$31.52

ETF Shares—Net Assets
Applicable to 306,429,710 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,977,001
Net Asset Value Per Share—ETF Shares	$58.67

Admiral Shares—Net Assets
Applicable to 61,593,168 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,520,422
Net Asset Value Per Share—Admiral Shares	$73.39

Institutional Shares—Net Assets
Applicable to 24,249,512 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	758,918
Net Asset Value Per Share—Institutional Shares	$31.30

Institutional Plus Shares—Net Assets
Applicable to 654,409 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	91,509
Net Asset Value Per Share—Institutional Plus Shares	$139.84

See accompanying Notes, which are an integral part of the Financial Statements.
22

European Stock Index Fund
Statement of Operations

Six Months Ended April 30, 2022
($000)
Investment Income
Income
Dividends[1]	430,162
Interest[2]	34
Securities Lending—Net	1,932
Total Income	432,128
Expenses
The Vanguard Group—Note B
Investment Advisory Services	747
Management and Administrative—Investor Shares	22
Management and Administrative—ETF Shares	4,288
Management and Administrative—Admiral Shares	1,355
Management and Administrative—Institutional Shares	169
Management and Administrative—Institutional Plus Shares	15
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	262
Marketing and Distribution—Admiral Shares	99
Marketing and Distribution—Institutional Shares	13
Marketing and Distribution—Institutional Plus Shares	1
Custodian Fees	581
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—ETF Shares	58
Shareholders’ Reports—Admiral Shares	45
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—Institutional Plus Shares	—
Trustees’ Fees and Expenses	7
Professional Services	3,575
Other Expenses	11
Total Expenses	11,251
Net Investment Income	420,877
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	376,232
Futures Contracts	(5,657)
Forward Currency Contracts	(12,570)
Foreign Currencies	(844)
Realized Net Gain (Loss)	357,161
23

European Stock Index Fund
Statement of Operations (continued)
Six Months Ended April 30, 2022
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(4,589,070)
Futures Contracts	(5,029)
Forward Currency Contracts	3,569
Foreign Currencies	(10,088)
Change in Unrealized Appreciation (Depreciation)	(4,600,618)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,822,580)
1	Dividends include foreign tax reclaims of $46,312,000 and are net of foreign withholding taxes of $41,387,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $32,000, ($25,000), $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $588,070,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
24

European Stock Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	420,877	688,146
Realized Net Gain (Loss)	357,161	(233,500)
Change in Unrealized Appreciation (Depreciation)	(4,600,618)	6,552,030
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,822,580)	7,006,676
Distributions
Investor Shares	(292)	(669)
ETF Shares	(265,763)	(493,410)
Admiral Shares	(62,067)	(133,268)
Institutional Shares	(10,353)	(22,925)
Institutional Plus Shares	(1,265)	(2,736)
Total Distributions	(339,740)	(653,008)
Capital Share Transactions
Investor Shares	(1,080)	489
ETF Shares	(322,703)	5,282,588
Admiral Shares	30,167	17,451
Institutional Shares	27,275	(118,833)
Institutional Plus Shares	1,265	8,237
Net Increase (Decrease) from Capital Share Transactions	(265,076)	5,189,932
Total Increase (Decrease)	(4,427,396)	11,543,600
Net Assets
Beginning of Period	27,797,358	16,253,758
End of Period	23,369,962	27,797,358

See accompanying Notes, which are an integral part of the Financial Statements.
25

European Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$36.88	$26.63	$29.84	$27.85	$31.44	$25.27
Investment Operations
Net Investment Income[1]	.516	.982	.627	1.053	.968	.827
Net Realized and Unrealized Gain (Loss) on Investments	(5.464)	10.174	(3.221)	1.913	(3.572)	6.109
Total from Investment Operations	(4.948)	11.156	(2.594)	2.966	(2.604)	6.936
Distributions
Dividends from Net Investment Income	(.412)	(.906)	(.616)	(.976)	(.986)	(.766)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.412)	(.906)	(.616)	(.976)	(.986)	(.766)
Net Asset Value, End of Period	$31.52	$36.88	$26.63	$29.84	$27.85	$31.44
Total Return[2]	-13.52%	42.12%	-8.68%	10.90%	-8.53%	27.77%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22	$27	$19	$25	$543	$701
Ratio of Total Expenses to Average Net Assets	0.25%	0.23%	0.23%	0.23%	0.23%	0.26%
Ratio of Net Investment Income to Average Net Assets	2.76%	2.82%	2.23%	3.72%	3.14%	2.81%
Portfolio Turnover Rate[3]	2%	3%	3%	3%	6%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
26

European Stock Index Fund
Financial Highlights
FTSE Europe ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$68.65	$49.57	$55.54	$51.84	$58.54	$47.05
Investment Operations
Net Investment Income[1]	1.007	1.922	1.247	1.854	1.912	1.567
Net Realized and Unrealized Gain (Loss) on Investments	(10.170)	18.939	(5.990)	3.744	(6.689)	11.434
Total from Investment Operations	(9.163)	20.861	(4.743)	5.598	(4.777)	13.001
Distributions
Dividends from Net Investment Income	(.817)	(1.781)	(1.227)	(1.898)	(1.923)	(1.511)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.817)	(1.781)	(1.227)	(1.898)	(1.923)	(1.511)
Net Asset Value, End of Period	$58.67	$68.65	$49.57	$55.54	$51.84	$58.54
Total Return	-13.46%	42.34%	-8.50%	11.08%	-8.44%	27.98%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,977	$21,547	$11,659	$13,067	$14,624	$17,880
Ratio of Total Expenses to Average Net Assets	0.10%	0.08%	0.08%	0.08%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.92%	2.95%	2.38%	3.50%	3.28%	2.97%
Portfolio Turnover Rate[2]	2%	3%	3%	3%	6%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
27

European Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$85.88	$62.01	$69.48	$64.84	$73.23	$58.85
Investment Operations
Net Investment Income[1]	1.268	2.375	1.553	2.298	2.353	2.016
Net Realized and Unrealized Gain (Loss) on Investments	(12.744)	23.705	(7.502)	4.693	(8.338)	14.251
Total from Investment Operations	(11.476)	26.080	(5.949)	6.991	(5.985)	16.267
Distributions
Dividends from Net Investment Income	(1.014)	(2.210)	(1.521)	(2.351)	(2.405)	(1.887)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.014)	(2.210)	(1.521)	(2.351)	(2.405)	(1.887)
Net Asset Value, End of Period	$73.39	$85.88	$62.01	$69.48	$64.84	$73.23
Total Return[2]	-13.48%	42.30%	-8.55%	11.05%	-8.43%	27.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,520	$5,259	$3,795	$4,671	$4,174	$4,754
Ratio of Total Expenses to Average Net Assets	0.12%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.93%	2.93%	2.37%	3.47%	3.27%	2.97%
Portfolio Turnover Rate[3]	2%	3%	3%	3%	6%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
28

European Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$36.62	$26.44	$29.63	$27.65	$31.23	$25.10
Investment Operations
Net Investment Income[1]	.548	1.019	.667	.993	1.014	.873
Net Realized and Unrealized Gain (Loss) on Investments	(5.432)	10.110	(3.203)	1.998	(3.564)	6.068
Total from Investment Operations	(4.884)	11.129	(2.536)	2.991	(2.550)	6.941
Distributions
Dividends from Net Investment Income	(.436)	(.949)	(.654)	(1.011)	(1.030)	(.811)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.436)	(.949)	(.654)	(1.011)	(1.030)	(.811)
Net Asset Value, End of Period	$31.30	$36.62	$26.44	$29.63	$27.65	$31.23
Total Return	-13.45%	42.34%	-8.54%	11.09%	-8.42%	28.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$759	$859	$710	$870	$760	$756
Ratio of Total Expenses to Average Net Assets	0.10%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.97%	2.96%	2.39%	3.51%	3.29%	2.99%
Portfolio Turnover Rate[2]	2%	3%	3%	3%	6%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
29

European Stock Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$163.62	$118.14	$132.38	$123.55	$139.48	$112.09
Investment Operations
Net Investment Income[1]	2.442	4.576	2.989	4.197	4.711	3.910
Net Realized and Unrealized Gain (Loss) on Investments	(24.267)	45.160	(14.294)	9.160	(16.018)	27.110
Total from Investment Operations	(21.825)	49.736	(11.305)	13.357	(11.307)	31.020
Distributions
Dividends from Net Investment Income	(1.955)	(4.256)	(2.935)	(4.527)	(4.623)	(3.630)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.955)	(4.256)	(2.935)	(4.527)	(4.623)	(3.630)
Net Asset Value, End of Period	$139.84	$163.62	$118.14	$132.38	$123.55	$139.48
Total Return	-13.45%	42.35%	-8.52%	11.08%	-8.36%	28.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$92	$106	$70	$106	$170	$122
Ratio of Total Expenses to Average Net Assets	0.09%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.97%	2.95%	2.40%	3.34%	3.30%	3.00%
Portfolio Turnover Rate[2]	2%	3%	3%	3%	6%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
30

European Stock Index Fund
Notes to Financial Statements
Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Europe ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Further, at April 30, 2022, the fund had a concentration of its investments in securities issued in United Kingdom, and the performance of such investments may be impacted by the country's social, political, and economic conditions. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated
31

European Stock Index Fund
with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
32

European Stock Index Fund
During the six months ended April 30, 2022, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash. Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement of Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.
33

European Stock Index Fund
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received and related professional fees incurred during the year, if any, are included in dividend income and professional services, respectively. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of
34

European Stock Index Fund
trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2022, the fund had contributed to Vanguard capital in the amount of $869,000, representing less than 0.01% of the fund’s net assets and 0.35% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	571	23,142,495	408	23,143,474
Temporary Cash Investments	131,830	—	—	131,830
Total	132,401	23,142,495	408	23,275,304
Derivative Financial Instruments
Assets
Futures Contracts[1]	169	—	—	169
Forward Currency Contracts	—	9,958	—	9,958
Total	169	9,958	—	10,127
Liabilities
Futures Contracts[1]	1,139	—	—	1,139
Forward Currency Contracts	—	10,580	—	10,580
Total	1,139	10,580	—	11,719
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
35

European Stock Index Fund
D.	At April 30, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	169	—	169
Unrealized Appreciation—Forward Currency Contracts	—	9,958	9,958
Total Assets	169	9,958	10,127

Unrealized Depreciation—Futures Contracts	1,139	—	1,139
Unrealized Depreciation—Forward Currency Contracts	—	10,580	10,580
Total Liabilities	1,139	10,580	11,719
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2022, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(5,657)	—	(5,657)
Forward Currency Contracts	—	(12,570)	(12,570)
Realized Net Gain (Loss) on Derivatives	(5,657)	(12,570)	(18,227)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(5,029)	—	(5,029)
Forward Currency Contracts	—	3,569	3,569
Change in Unrealized Appreciation (Depreciation) on Derivatives	(5,029)	3,569	(1,460)
E.	As of April 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	26,994,573
Gross Unrealized Appreciation	2,908,052
Gross Unrealized Depreciation	(6,628,913)
Net Unrealized Appreciation (Depreciation)	(3,720,861)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2021, the fund had available capital losses totaling $1,083,572,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
36

European Stock Index Fund
F.	During the six months ended April 30, 2022, the fund purchased $1,958,046,000 of investment securities and sold $2,192,105,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,207,228,000 and $1,728,261,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	963	27	3,204	92
Issued in Lieu of Cash Distributions	292	9	668	19
Redeemed	(2,335)	(67)	(3,383)	(97)
Net Increase (Decrease)—Investor Shares	(1,080)	(31)	489	14
ETF Shares
Issued	1,412,094	20,956	5,436,002	81,366
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,734,797)	(28,400)	(153,414)	(2,700)
Net Increase (Decrease)—ETF Shares	(322,703)	(7,444)	5,282,588	78,666
Admiral Shares
Issued	292,967	3,617	551,466	6,752
Issued in Lieu of Cash Distributions	51,243	631	109,362	1,347
Redeemed	(314,043)	(3,895)	(643,377)	(8,067)
Net Increase (Decrease)—Admiral Shares	30,167	353	17,451	32
Institutional Shares
Issued	53,737	1,561	92,524	2,656
Issued in Lieu of Cash Distributions	7,415	214	16,447	477
Redeemed	(33,877)	(977)	(227,804)	(6,526)
Net Increase (Decrease)—Institutional Shares	27,275	798	(118,833)	(3,393)
Institutional Plus Shares
Issued	—	—	13,728	84
Issued in Lieu of Cash Distributions	1,265	8	2,736	18
Redeemed	—	—	(8,227)	(50)
Net Increase (Decrease)—Institutional Plus Shares	1,265	8	8,237	52
H.	Management has determined that no events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in these financial statements.
37

Pacific Stock Index Fund
Fund Allocation
As of April 30, 2022
Japan	54.7%
Australia	20.4
South Korea	13.5
Hong Kong	7.2
Singapore	3.3
Other	0.9
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
38

Pacific Stock Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.0%)
Australia (20.2%)
	BHP Group Ltd.	5,285,094	176,604
	Commonwealth Bank of Australia	1,795,404	130,496
	CSL Ltd.	502,084	95,823
	National Australia Bank Ltd.	3,410,065	77,847
	Westpac Banking Corp.	3,682,273	61,641
	Australia & New Zealand Banking Group Ltd.	2,961,938	56,363
	Macquarie Group Ltd.	365,066	52,556
	Wesfarmers Ltd.	1,190,478	41,194
	Woolworths Group Ltd.	1,272,323	34,420
	Transurban Group (XASX)	3,198,475	32,118
	Goodman Group	1,928,320	32,095
	Rio Tinto Ltd.	390,502	30,890
	Fortescue Metals Group Ltd.	1,672,434	25,276
	Woodside Petroleum Ltd.	1,010,695	21,989
	Amcor plc GDR	1,622,368	19,235
	Santos Ltd.	3,229,003	18,044
	Newcrest Mining Ltd.	939,458	17,642
	Coles Group Ltd.	1,334,138	17,542
	South32 Ltd.	4,908,540	16,347
	Aristocrat Leisure Ltd.	703,922	16,333
	James Hardie Industries plc GDR	466,770	13,456
	QBE Insurance Group Ltd.	1,545,758	13,336
	Sonic Healthcare Ltd.	500,819	12,934
	Telstra Corp. Ltd.	4,348,691	12,344
	ASX Ltd.	202,667	12,253
	Scentre Group	5,453,181	11,362
	Brambles Ltd.	1,504,893	11,113
	Cochlear Ltd.	67,277	10,836
	Suncorp Group Ltd.	1,338,292	10,745
	Ramsay Health Care Ltd.	182,881	10,378
	Computershare Ltd. (XASX)	563,381	9,932
	APA Group	1,232,340	9,902
	Dexus (XASX)	1,132,496	8,855
	Origin Energy Ltd.	1,839,570	8,799
*	Xero Ltd.	131,313	8,659
	Tabcorp Holdings Ltd.	2,186,983	8,364
	Insurance Australia Group Ltd.	2,588,827	8,267
		Shares	Market Value• ($000)
	Northern Star Resources Ltd.	1,190,841	8,186
	BlueScope Steel Ltd.	526,253	7,481
	Endeavour Group Ltd.	1,333,542	7,300
	Stockland	2,502,312	7,243
	SEEK Ltd.	366,917	7,190
	GPT Group	2,012,632	7,155
	Mirvac Group	4,128,615	6,978
	Medibank Pvt Ltd.	2,876,852	6,465
	Lendlease Corp. Ltd.	715,795	6,132
	Treasury Wine Estates Ltd.	752,796	5,956
*	Lynas Rare Earths Ltd.	945,700	5,934
	Mineral Resources Ltd.	146,018	5,933
	Ampol Ltd.	251,672	5,917
	IGO Ltd.	648,662	5,898
	OZ Minerals Ltd.	337,089	5,851
	Incitec Pivot Ltd.	2,041,286	5,505
	Washington H Soul Pattinson & Co. Ltd.	279,833	5,453
*	Pilbara Minerals Ltd.	2,762,061	5,358
	Aurizon Holdings Ltd.	1,855,764	5,241
	Charter Hall Group	487,588	5,240
	Vicinity Centres	3,987,795	5,203
	Evolution Mining Ltd.	1,820,788	5,152
	WiseTech Global Ltd.	164,870	5,111
*	Allkem Ltd.	609,101	5,076
	Atlas Arteria Ltd.	1,015,187	4,932
	Orica Ltd.	427,224	4,909
	REA Group Ltd.	52,889	4,738
	ALS Ltd.	504,748	4,571
	JB Hi-Fi Ltd.	118,693	4,396
	Bendigo & Adelaide Bank Ltd.	582,012	4,339
	carsales.com Ltd.	284,308	4,197
	AGL Energy Ltd.	684,834	4,163
	Worley Ltd.	396,096	3,852
	Bank of Queensland Ltd.	668,865	3,795
*	NEXTDC Ltd.	483,040	3,750
	Steadfast Group Ltd.	1,018,732	3,688
	IDP Education Ltd.	191,836	3,559
	Challenger Ltd.	689,819	3,490
	Metcash Ltd.	1,022,432	3,432
	Iluka Resources Ltd.	438,031	3,431
	Reece Ltd.	277,870	3,376
	Alumina Ltd.	2,663,688	3,354
*	Crown Resorts Ltd.	368,842	3,340
	Domino's Pizza Enterprises Ltd.	63,575	3,333
39

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Qube Holdings Ltd.	1,567,455	3,239
	Whitehaven Coal Ltd.	919,820	3,159
	Cleanaway Waste Management Ltd.	1,400,144	3,138
*	Qantas Airways Ltd.	785,107	3,042
	Nine Entertainment Co. Holdings Ltd.	1,530,200	2,868
	Downer EDI Ltd.	727,323	2,814
*	AMP Ltd.	3,442,446	2,781
	Altium Ltd.	114,504	2,579
	Orora Ltd.	917,915	2,572
	Shopping Centres Australasia Property Group	1,190,931	2,549
	Ansell Ltd.	133,007	2,548
	Charter Hall Long Wale REIT	676,465	2,539
[1]	Breville Group Ltd.	148,278	2,457
	Sims Ltd.	169,936	2,457
*	Uniti Group Ltd.	704,116	2,431
	Champion Iron Ltd.	467,957	2,372
	nib holdings Ltd.	470,521	2,343
*,1	Flight Centre Travel Group Ltd.	145,941	2,279
	Reliance Worldwide Corp. Ltd.	830,441	2,279
	Harvey Norman Holdings Ltd.	631,998	2,251
	National Storage REIT	1,218,396	2,207
	CSR Ltd.	509,319	2,181
	Beach Energy Ltd.	1,885,081	2,149
*	Corporate Travel Management Ltd.	115,043	2,076
	Seven Group Holdings Ltd.	148,399	2,070
	Technology One Ltd.	280,832	2,027
*	Star Entertainment Grp Ltd.	883,335	1,951
	ARB Corp. Ltd.	69,799	1,935
*	Liontown Resources Ltd.	1,888,808	1,893
	Healius Ltd.	594,249	1,870
	Perseus Mining Ltd.	1,322,276	1,840
	Link Administration Holdings Ltd.	514,089	1,820
	Eagers Automotive Ltd.	196,886	1,820
	GrainCorp Ltd. Class A	249,949	1,806
*	AVZ Minerals Ltd.	2,673,048	1,796
[2]	Viva Energy Group Ltd.	888,856	1,744
	Sandfire Resources Ltd. (XASX)	436,042	1,728
	Elders Ltd.	169,438	1,703
	Bapcor Ltd.	353,645	1,676
[1]	Magellan Financial Group Ltd.	147,031	1,663
*	Lake Resources NL	1,227,063	1,648
	Insignia Financial Ltd.	682,533	1,641
*	Core Lithium Ltd.	1,717,002	1,630
*	Chalice Mining Ltd.	333,930	1,603
*	Webjet Ltd.	385,391	1,599
	Deterra Royalties Ltd.	467,442	1,584
	TPG Telecom Ltd.	385,647	1,581
	Nufarm Ltd.	349,003	1,570
	IRESS Ltd.	200,954	1,546
	Charter Hall Retail REIT	494,632	1,545
	Centuria Industrial REIT	550,009	1,533
	BWP Trust	524,470	1,524
		Shares	Market Value• ($000)
	HomeCo Daily Needs REIT	1,509,976	1,517
	Premier Investments Ltd.	85,016	1,506
	Waypoint REIT Ltd.	794,605	1,498
	Centuria Capital Group	756,278	1,469
	Pendal Group Ltd.	395,531	1,456
	Pro Medicus Ltd.	42,998	1,406
	InvoCare Ltd.	161,094	1,382
	Perpetual Ltd.	59,937	1,378
	Johns Lyng Group Ltd.	215,300	1,348
	GUD Holdings Ltd.	143,864	1,292
	Super Retail Group Ltd.	173,339	1,283
	Ingenia Communities Group	389,036	1,281
*	Paladin Energy Ltd.	2,256,870	1,242
[2]	Coronado Global Resources Inc. GDR	770,068	1,241
	AUB Group Ltd.	75,223	1,218
	Nickel Mines Ltd.	1,327,886	1,217
*	EVENT Hospitality and Entertainment Ltd.	117,710	1,205
*	De Grey Mining Ltd.	1,423,376	1,198
	Abacus Property Group	516,851	1,186
[1]	Credit Corp. Group Ltd.	60,743	1,162
	Costa Group Holdings Ltd. (XASX)	489,763	1,145
	Bega Cheese Ltd.	317,100	1,119
	Arena REIT	327,340	1,108
*	Silver Lake Resources Ltd.	844,901	1,104
	Brickworks Ltd.	65,957	1,096
	Lifestyle Communities Ltd.	102,182	1,077
	Boral Ltd.	424,437	1,059
	Regis Resources Ltd.	720,175	1,055
	Adbri Ltd.	502,528	1,026
*	West African Resources Ltd.	1,075,823	1,026
	Charter Hall Social Infrastructure REIT	359,068	1,016
	Gold Road Resources Ltd.	916,033	1,001
*	Capricorn Metals Ltd.	342,267	996
*	Western Areas Ltd.	361,110	976
	Ramelius Resources Ltd.	913,332	970
*	ioneer Ltd.	2,087,775	970
	HUB24 Ltd.	57,715	964
	IPH Ltd.	180,763	958
	Cromwell Property Group	1,595,139	957
*	Jervois Global Ltd.	1,443,240	917
	Growthpoint Properties Australia Ltd.	292,378	899
	Genworth Mortgage Insurance Australia Ltd.	424,025	892
	Rural Funds Group	414,832	892
*	Calix Ltd.	142,555	873
*	Mincor Resources NL	495,846	872
*	Imugene Ltd.	5,785,173	866
*	Firefinch Ltd.	1,123,856	866
*	Megaport Ltd.	142,564	847
*	Syrah Resources Ltd.	606,674	826
*	Novonix Ltd.	233,225	826
*	Karoon Energy Ltd.	571,581	821
	Collins Foods Ltd.	113,005	809
	Centuria Office REIT	519,865	801

40

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Blackmores Ltd.	15,719	796
	Platinum Asset Management Ltd.	594,501	778
	United Malt Grp Ltd.	265,762	777
	Netwealth Group Ltd.	85,183	771
	G8 Education Ltd.	979,362	755
*	PEXA Group Ltd.	59,928	752
	Kelsian Group Ltd.	132,357	733
	St. Barbara Ltd.	771,390	721
	Hansen Technologies Ltd.	186,082	720
*	5E Advanced Materials Inc.	280,189	709
	Domain Holdings Australia Ltd.	288,103	702
*	Nanosonics Ltd.	253,139	700
	Jumbo Interactive Ltd.	57,338	697
*	Aussie Broadband Ltd.	178,882	696
	Select Harvests Ltd.	148,977	688
[1]	New Hope Corp. Ltd.	278,339	686
	Imdex Ltd.	391,212	686
	Monadelphous Group Ltd.	91,114	679
	Home Consortium Ltd.	143,312	676
	Data#3 Ltd.	163,173	663
	Hotel Property Investments	231,409	662
	Irongate Group	486,493	658
	Pinnacle Investment Management Group Ltd.	99,802	652
	Codan Ltd.	128,178	639
*	Bellevue Gold Ltd.	948,453	638
	NRW Holdings Ltd.	446,307	608
	Lovisa Holdings Ltd.	52,501	601
*	Omni Bridgeway Ltd.	252,996	594
*	Vulcan Energy Resources Ltd.	97,558	564
	Integral Diagnostics Ltd.	198,768	551
	Appen Ltd.	119,671	547
	Tassal Group Ltd.	205,298	544
*	Eclipx Group Ltd.	277,137	543
	SmartGroup Corp. Ltd.	85,971	538
	oOh!media Ltd.	483,329	529
*	Telix Pharmaceuticals Ltd.	165,448	529
*	Neometals Ltd.	479,942	521
	Clinuvel Pharmaceuticals Ltd.	44,502	512
	Dexus Industria REIT	213,043	510
*	29Metals Ltd.	264,654	501
*,1	Mesoblast Ltd.	663,736	499
	Baby Bunting Group Ltd.	148,688	486
*,1	PointsBet Holdings Ltd.	235,534	480
	Austal Ltd.	336,995	480
*,1	Temple & Webster Group Ltd.	117,324	479
	Dicker Data Ltd.	51,580	477
	Australian Ethical Investment Ltd.	116,891	475
*	Australian Strategic Materials Ltd.	106,962	474
	GDI Property Group	591,218	470
*	Seven West Media Ltd.	944,690	462
	GWA Group Ltd.	284,175	454
*,2	Life360 Inc. GDR	161,836	444
	MyState Ltd.	124,369	436
*,1	PolyNovo Ltd.	652,923	427
		Shares	Market Value• ($000)
*	OFX Group Ltd.	232,625	418
	McMillan Shakespeare Ltd.	49,417	412
*	Aurelia Metals Ltd.	1,297,631	410
	Australian Clinical Labs Ltd.	113,556	410
*	Alkane Resources Ltd.	554,737	397
	Accent Group Ltd.	388,847	391
	Infomedia Ltd.	426,775	379
	Westgold Resources Ltd.	326,171	377
	Inghams Group Ltd.	173,765	376
*,1	Zip Co. Ltd.	507,824	374
[3]	Virtus Health Ltd.	64,455	373
	Estia Health Ltd.	227,759	372
*	Australian Agricultural Co. Ltd.	300,551	365
*	Praemium Ltd.	791,650	359
[1]	Mount Gibson Iron Ltd.	729,086	358
	Sigma Healthcare Ltd.	1,010,729	356
	Perenti Global Ltd.	710,134	353
	Nick Scali Ltd.	49,214	351
	Australian Finance Group Ltd.	244,738	348
*	EML Payments Ltd.	319,933	346
*	City Chic Collective Ltd.	164,145	342
*	Incannex Healthcare Ltd.	1,210,995	342
*	nearmap Ltd.	401,646	340
*	Mayne Pharma Group Ltd.	1,684,349	337
	Money3 Corp. Ltd.	179,057	329
*	Cooper Energy Ltd.	1,607,812	328
	Pact Group Holdings Ltd.	202,727	327
*	Service Stream Ltd.	527,035	325
	Emeco Holdings Ltd.	525,435	309
	Bravura Solutions Ltd.	233,347	309
	Southern Cross Media Group Ltd.	249,608	302
*,1	Tyro Payments Ltd.	351,544	300
*	Betmakers Technology Group Ltd.	720,130	288
*	Resolute Mining Ltd.	1,149,510	284
*,1	Superloop Ltd.	413,524	276
*,1	Audinate Group Ltd.	62,076	266
	Myer Holdings Ltd.	770,082	263
*	Opthea Ltd.	334,358	240
*	Carnarvon Energy Ltd.	1,411,159	233
*	Fineos Corp. Ltd. GDR	144,735	229
*	Starpharma Holdings Ltd. Class A	380,693	228
	Jupiter Mines Ltd.	1,264,559	218
*,1	Andromeda Metals Ltd.	3,008,784	210
	SG Fleet Group Ltd.	119,815	207
	Macmahon Holdings Ltd.	1,732,096	206
[1]	Humm Group Ltd.	334,630	194
*	Dubber Corp. Ltd.	266,462	192
*,1	Kogan.com Ltd.	70,421	191
	Cedar Woods Properties Ltd.	57,580	188
*	Nuix Ltd.	216,050	187
*,1	Electro Optic Systems Holdings Ltd.	120,473	185
	Regis Healthcare Ltd.	116,544	172
[1]	BWX Ltd.	127,960	168
	MACA Ltd.	285,913	162
*,1	Bubs Australia Ltd.	516,937	159

41

Pacific Stock Index Fund
		Shares	Market Value• ($000)
*,1	Paradigm Biopharmaceuticals Ltd.	183,396	158
*	Redbubble Ltd.	195,951	154
*	Dacian Gold Ltd.	908,904	147
*	New Century Resources Ltd.	80,891	129
	Navigator Global Investments Ltd.	110,169	126
*,1	AMA Group Ltd.	621,438	121
*	PPK Group Ltd.	43,544	119
*	Marley Spoon AG GDR	274,145	89
*,3	Bgp Holdings plc	15,642,708	55
*	Minerals 260 Ltd.	147,173	49
*	Falcon Metals Ltd.	110,148	26
	Vita Group Ltd.	31,935	11
*	Juno Minerals Ltd.	64,385	6
			1,599,284
China (0.0%)
*,1,3	China Fishery Group Ltd.	754,600	41
Hong Kong (7.1%)
	AIA Group Ltd.	12,716,112	124,920
	Hong Kong Exchanges & Clearing Ltd.	1,332,564	56,526
	CK Hutchison Holdings Ltd.	2,801,059	19,658
	Link REIT	2,190,998	18,925
	Techtronic Industries Co. Ltd.	1,315,156	17,555
	Sun Hung Kai Properties Ltd.	1,494,474	17,212
	CLP Holdings Ltd.	1,721,360	16,798
	CK Asset Holdings Ltd.	2,071,933	14,046
	BOC Hong Kong Holdings Ltd.	3,754,759	13,592
	Hang Seng Bank Ltd.	759,052	13,439
	Galaxy Entertainment Group Ltd.	2,262,062	12,908
	Hong Kong & China Gas Co. Ltd.	11,394,260	12,567
	Jardine Matheson Holdings Ltd.	215,852	11,433
	Power Assets Holdings Ltd.	1,439,707	9,687
*	BeiGene Ltd.	695,700	8,724
	Wharf Real Estate Investment Co. Ltd.	1,723,283	8,121
	MTR Corp. Ltd.	1,500,186	7,971
	Lenovo Group Ltd.	7,850,000	7,622
	New World Development Co. Ltd.	1,494,539	5,716
[2]	WH Group Ltd.	8,219,593	5,676
	Hongkong Land Holdings Ltd.	1,211,847	5,653
*	Sands China Ltd.	2,512,336	5,538
	Henderson Land Development Co. Ltd.	1,361,190	5,505
*,2	ESR Cayman Ltd.	1,689,641	5,129
	Want Want China Holdings Ltd.	5,537,220	4,998
	Sino Land Co. Ltd.	3,678,443	4,862
	Xinyi Glass Holdings Ltd.	2,133,640	4,721
[2]	Budweiser Brewing Co. APAC Ltd.	1,780,900	4,431
	Wharf Holdings Ltd.	1,453,283	4,258
	SITC International Holdings Co. Ltd.	1,249,586	4,154
		Shares	Market Value• ($000)
	CK Infrastructure Holdings Ltd.	605,313	4,070
	Hang Lung Properties Ltd.	2,092,841	4,003
	Orient Overseas International Ltd.	136,500	3,767
	Tingyi Cayman Islands Holding Corp.	1,981,900	3,617
	PRADA SpA	540,304	3,362
	ASM Pacific Technology Ltd.	327,836	3,304
	Swire Pacific Ltd. Class A	547,752	3,120
	Chow Tai Fook Jewellery Group Ltd.	1,855,818	3,112
*,2	Samsonite International SA	1,342,097	2,941
	Swire Properties Ltd.	1,131,435	2,712
	PCCW Ltd.	4,391,133	2,488
	Pacific Basin Shipping Ltd.	4,600,236	2,111
	Bank of East Asia Ltd.	1,376,532	2,037
	Hysan Development Co. Ltd.	674,571	1,985
	Hang Lung Group Ltd.	974,920	1,903
	Minth Group Ltd.	764,783	1,802
*	HUTCHMED China Ltd.	551,500	1,770
	Kerry Properties Ltd.	642,590	1,738
[2]	BOC Aviation Ltd.	220,425	1,729
[1]	AAC Technologies Holdings Inc.	720,257	1,682
*,1	Vitasoy International Holdings Ltd.	838,304	1,520
	Man Wah Holdings Ltd.	1,621,452	1,518
	L'Occitane International SA	480,373	1,506
	NWS Holdings Ltd.	1,600,887	1,449
*,2,3	Razer Inc.	3,952,000	1,439
	NagaCorp Ltd.	1,520,972	1,359
	Fortune REIT	1,477,996	1,291
*	Yue Yuen Industrial Holdings Ltd.	785,158	1,155
	VTech Holdings Ltd.	163,250	1,155
	Uni-President China Holdings Ltd.	1,274,038	1,116
*	MMG Ltd.	2,484,286	1,048
	HKBN Ltd.	883,157	1,032
	Champion REIT	2,308,900	1,011
	First Pacific Co. Ltd.	2,489,939	1,004
*	Shangri-La Asia Ltd.	1,324,928	1,003
	Microport Scientific Corp.	509,319	1,001
*	Cathay Pacific Airways Ltd.	982,504	982
*	Wynn Macau Ltd.	1,555,229	955
	United Energy Group Ltd.	7,948,000	935
	Dairy Farm International Holdings Ltd.	333,501	901
	Luk Fook Holdings International Ltd.	375,406	859
[2]	Js Global Lifestyle Co. Ltd.	687,000	815
*	SJM Holdings Ltd.	1,868,639	785
*,3	Vobile Group Ltd.	1,467,000	742
[1]	Lee & Man Paper Manufacturing Ltd.	1,537,000	735

42

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Vinda International Holdings Ltd.	294,000	709
*	Theme International Holdings Ltd.	5,070,000	705
	Kerry Logistics Network Ltd.	293,111	674
*,1	Realord Group Holdings Ltd.	382,000	660
	Sunlight REIT	1,344,089	657
[2]	Asiainfo Technologies Ltd.	387,600	653
	Jinchuan Group International Resources Co. Ltd.	5,043,000	647
*	Melco International Development Ltd.	791,274	625
	Swire Pacific Ltd. Class B	638,186	602
*	Towngas Smart Energy Co. Ltd.	1,158,140	572
[1]	Huabao International Holdings Ltd.	1,037,071	566
*	China Travel International Investment Hong Kong Ltd.	3,122,268	563
	VSTECS Holdings Ltd.	636,000	548
*	OCI International Holdings Ltd.	1,026,600	504
	CITIC Telecom International Holdings Ltd.	1,395,470	501
	Nexteer Automotive Group Ltd.	872,211	493
*	Cowell e Holdings Inc.	439,000	491
[1]	Powerlong Real Estate Holdings Ltd.	1,435,000	487
	LK Technology Holdings Ltd.	392,841	487
	Prosperity REIT	1,407,661	483
	SUNeVision Holdings Ltd.	570,000	473
	Stella International Holdings Ltd.	445,500	471
	Shui On Land Ltd.	3,315,066	469
	Johnson Electric Holdings Ltd.	409,019	464
*,1	MGM China Holdings Ltd.	809,336	463
*	Esprit Holdings Ltd. (XHKG)	2,606,795	459
[1]	Hong Kong Technology Venture Co. Ltd.	540,142	458
	K Wah International Holdings Ltd.	1,205,843	452
	Truly International Holdings Ltd.	1,535,603	418
*,2	Jacobio Pharmaceuticals Group Co. Ltd.	409,500	413
	Dah Sing Financial Holdings Ltd.	138,260	402
	EC Healthcare	397,000	399
	Haitong International Securities Group Ltd.	2,473,891	392
	Texhong Textile Group Ltd.	318,500	383
*	Shun Tak Holdings Ltd.	1,839,370	373
	Value Partners Group Ltd.	978,665	370
*	FIH Mobile Ltd.	2,950,581	366
		Shares	Market Value• ($000)
	IGG Inc.	877,628	361
	Cafe de Coral Holdings Ltd.	228,447	359
*	Cosmopolitan International Holdings Ltd.	1,860,000	345
	China Tobacco International HK Co. Ltd.	215,000	341
	Far East Consortium International Ltd.	1,054,493	329
*,2	Hua Medicine	827,500	328
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	221,000	319
	Great Eagle Holdings Ltd.	134,000	313
	Vesync Co. Ltd.	415,000	299
	Sun Hung Kai & Co. Ltd.	614,182	291
	Dah Sing Banking Group Ltd.	334,756	281
	Canvest Environmental Protection Group Co. Ltd.	664,675	279
	Asia Cement China Holdings Corp.	414,000	267
	Guotai Junan International Holdings Ltd.	2,336,336	254
	Chow Sang Sang Holdings International Ltd.	220,922	245
	United Laboratories International Holdings Ltd.	489,873	240
*	Pou Sheng International Holdings Ltd.	2,053,253	238
*,2	Antengene Corp. Ltd.	300,500	236
*,3	Convoy	10,860,141	231
*,2	Everest Medicines Ltd.	100,000	229
[1]	C-Mer Eye Care Holdings Ltd.	404,000	219
	Giordano International Ltd.	1,042,590	218
*,2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	494,000	217
	Dynam Japan Holdings Co. Ltd.	251,344	215
*,1	Apollo Future Mobility Group Ltd.	4,660,000	209
[2]	Crystal International Group Ltd.	529,500	207
*	Lifestyle International Holdings Ltd.	421,907	203
	Singamas Container Holdings Ltd.	1,447,323	200
*,2	JW Cayman Therapeutics Co. Ltd. (XHKG)	218,500	200
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,160,301	193
	Road King Infrastructure Ltd.	233,814	191
*,2	Frontage Holdings Corp.	646,000	191

43

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Powerlong Commercial Management Holdings Ltd.	179,000	186
	SmarTone Telecommunications Holdings Ltd.	350,235	183
*	Sa Sa International Holdings Ltd.	1,012,953	181
	Pacific Textiles Holdings Ltd.	411,697	181
*	Digital Domain Holdings Ltd.	2,372,803	173
*	Television Broadcasts Ltd.	278,247	171
*	CITIC Resources Holdings Ltd.	2,328,000	163
*	Glory Sun Financial Group Ltd.	16,712,000	162
*	GCL New Energy Holdings Ltd.	7,907,422	138
*	Chinese Estates Holdings Ltd.	447,000	130
*,2	FIT Hon Teng Ltd.	976,000	124
*,2	IMAX China Holding Inc.	102,275	115
	Texwinca Holdings Ltd.	585,037	101
[1,2]	VPower Group International Holdings Ltd.	832,000	96
	CMBC Capital Holdings Ltd.	384,500	88
*,3	Brightoil	2,476,222	63
	Lee's Pharmaceutical Holdings Ltd.	236,812	60
*	China LNG Group Ltd.	1,674,344	56
*,3	MH Development NPV	366,000	54
*,3	Macau Legend Development Ltd.	728,000	42
*	Suncity Group Holdings Ltd.	1,880,000	16
*,3	Agritrade Resources Ltd.	2,330,000	—
*	Glory Sun Land Group Ltd.	1,120	—
			562,497
Japan (54.2%)
	Toyota Motor Corp.	12,782,325	219,009
	Sony Group Corp.	1,302,439	112,402
	Keyence Corp.	189,366	76,126
	Mitsubishi UFJ Financial Group Inc.	12,859,272	74,756
	Tokyo Electron Ltd.	155,184	65,479
	KDDI Corp.	1,739,866	57,615
	Shin-Etsu Chemical Co. Ltd.	417,150	57,331
	SoftBank Group Corp.	1,385,570	56,989
	Recruit Holdings Co. Ltd.	1,499,966	54,421
	Nintendo Co. Ltd.	110,395	50,383
	Daiichi Sankyo Co. Ltd.	1,974,447	49,714
	Honda Motor Co. Ltd.	1,795,786	47,236
	Takeda Pharmaceutical Co. Ltd.	1,610,024	46,717
	Hitachi Ltd.	972,728	46,133
	ITOCHU Corp.	1,421,892	42,914
	Daikin Industries Ltd.	278,673	42,586
	Mitsubishi Corp.	1,258,021	42,239
	Sumitomo Mitsui Financial Group Inc.	1,364,288	41,221
	Mitsui & Co. Ltd.	1,653,557	40,042
	Hoya Corp.	374,746	37,191
	Shares	Market Value• ($000)
Nippon Telegraph & Telephone Corp.	1,254,686	36,975
Tokio Marine Holdings Inc.	669,324	36,189
Seven & i Holdings Co. Ltd.	808,249	35,738
Murata Manufacturing Co. Ltd.	598,879	35,698
Softbank Corp.	2,861,967	33,307
Mizuho Financial Group Inc.	2,667,737	32,394
Nidec Corp.	486,866	31,475
FANUC Corp.	201,868	30,932
Oriental Land Co. Ltd.	196,990	29,799
Astellas Pharma Inc.	1,949,901	29,689
Fujitsu Ltd.	194,982	29,471
SMC Corp.	59,829	28,970
Denso Corp.	470,603	28,681
Fast Retailing Co. Ltd.	53,980	24,853
Canon Inc.	1,044,611	24,036
Central Japan Railway Co.	190,452	23,975
ORIX Corp.	1,261,211	23,003
Bridgestone Corp.	606,028	22,213
Komatsu Ltd.	961,337	21,636
Mitsubishi Electric Corp.	2,050,014	21,472
Japan Tobacco Inc.	1,244,269	21,167
Dai-ichi Life Holdings Inc.	1,044,595	20,917
Terumo Corp.	691,032	20,569
Mitsui Fudosan Co. Ltd.	966,760	20,489
Chugai Pharmaceutical Co. Ltd.	682,338	20,446
FUJIFILM Holdings Corp.	371,187	20,405
Panasonic Corp.	2,236,935	19,938
East Japan Railway Co.	379,545	19,792
Olympus Corp.	1,107,720	19,497
Kao Corp.	486,225	19,487
Kubota Corp.	1,142,705	19,413
Shiseido Co. Ltd.	407,938	19,284
Sumitomo Corp.	1,178,201	18,643
Toshiba Corp.	441,658	18,341
Marubeni Corp.	1,645,243	17,959
Mitsubishi Estate Co. Ltd.	1,194,859	17,405
Kyocera Corp.	322,992	16,959
Asahi Group Holdings Ltd.	442,554	16,681
Japan Post Holdings Co. Ltd.	2,333,821	16,364
Daiwa House Industry Co. Ltd.	670,570	16,121
Shionogi & Co. Ltd.	284,707	15,837
Otsuka Holdings Co. Ltd.	439,721	14,776
Shimano Inc.	82,033	14,535
MS&AD Insurance Group Holdings Inc.	486,368	14,478
Secom Co. Ltd.	203,497	14,317
Suzuki Motor Corp.	474,947	14,317
Unicharm Corp.	409,734	14,255
M3 Inc.	442,488	14,130
Aeon Co. Ltd.	738,538	14,036
Bandai Namco Holdings Inc.	204,343	13,835
Sompo Holdings Inc.	336,520	13,700
Advantest Corp.	199,749	13,632
Nippon Steel Corp.	856,716	13,603

44

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Ajinomoto Co. Inc.	505,634	13,137
	Sysmex Corp.	198,611	13,028
	Nippon Yusen KK	168,659	12,168
	NTT Data Corp.	659,857	12,166
	Eisai Co. Ltd.	278,434	12,126
	Nomura Holdings Inc.	3,148,114	12,122
	Sumitomo Mitsui Trust Holdings Inc.	384,436	11,932
	Kirin Holdings Co. Ltd.	800,701	11,672
	TDK Corp.	377,781	11,670
	Ono Pharmaceutical Co. Ltd.	442,901	11,378
	Omron Corp.	192,489	11,348
*	Renesas Electronics Corp.	1,041,763	11,124
	ENEOS Holdings Inc.	3,144,359	11,064
	Sumitomo Realty & Development Co. Ltd.	413,520	10,970
	Sumitomo Metal Mining Co. Ltd.	249,263	10,932
	Inpex Corp.	910,732	10,836
	Kikkoman Corp.	191,799	10,779
	Z Holdings Corp.	2,739,088	10,753
	NEC Corp.	275,959	10,706
	Asahi Kasei Corp.	1,299,616	10,663
	Lasertec Corp.	79,746	10,654
	Sekisui House Ltd.	597,425	10,376
	Obic Co. Ltd.	70,188	10,370
	Nitto Denko Corp.	154,047	10,340
	Mitsubishi Heavy Industries Ltd.	299,239	10,231
	Toyota Industries Corp.	168,372	10,098
	Resona Holdings Inc.	2,286,113	9,941
	Nexon Co. Ltd.	430,614	9,806
	Subaru Corp.	639,548	9,705
	Yaskawa Electric Corp.	271,320	9,213
	Shimadzu Corp.	281,640	9,207
	West Japan Railway Co.	242,657	9,007
	Sumitomo Electric Industries Ltd.	790,703	8,501
	Tokyo Gas Co. Ltd.	442,434	8,475
	Nippon Building Fund Inc.	1,630	8,462
	Toyota Tsusho Corp.	233,807	8,400
	Nippon Paint Holdings Co. Ltd.	1,059,449	8,392
	Japan Exchange Group Inc.	555,484	8,271
	Dentsu Group Inc.	228,373	8,231
	MINEBEA MITSUMI Inc.	426,099	8,175
	Mitsubishi Chemical Holdings Corp.	1,336,146	8,147
	Mitsui OSK Lines Ltd.	347,895	8,145
*	Nissan Motor Co. Ltd.	2,028,030	8,119
	Nitori Holdings Co. Ltd.	78,437	8,070
	Nomura Research Institute Ltd.	284,539	8,046
	SG Holdings Co. Ltd.	444,400	7,832
	Makita Corp.	256,015	7,567
	Daiwa Securities Group Inc.	1,543,776	7,566
	Toray Industries Inc.	1,592,478	7,547
	Osaka Gas Co. Ltd.	413,465	7,452
	Nissan Chemical Corp.	140,542	7,424
	Chubu Electric Power Co. Inc.	733,702	7,407
	MISUMI Group Inc.	292,611	7,337
	Disco Corp.	29,771	7,286
		Shares	Market Value• ($000)
	Yakult Honsha Co. Ltd.	140,430	7,272
	AGC Inc.	192,724	7,225
	MEIJI Holdings Co. Ltd.	140,799	7,018
	T&D Holdings Inc.	544,855	7,002
	Yamaha Motor Co. Ltd.	331,244	6,839
	Trend Micro Inc.	122,522	6,831
	Sumitomo Chemical Co. Ltd.	1,583,630	6,734
	Nippon Prologis REIT Inc.	2,428	6,720
	Kansai Electric Power Co. Inc.	763,516	6,693
	Japan Real Estate Investment Corp.	1,365	6,606
	JFE Holdings Inc.	538,304	6,583
	Yamato Holdings Co. Ltd.	350,700	6,562
	Idemitsu Kosan Co. Ltd.	247,322	6,518
	Daito Trust Construction Co. Ltd.	67,622	6,513
	Pan Pacific International Holdings Corp.	420,008	6,432
	Isuzu Motors Ltd.	541,754	6,320
	Tokyu Corp.	512,201	6,264
	Daifuku Co. Ltd.	101,564	6,245
	Yamaha Corp.	159,861	6,108
	Konami Holdings Corp.	97,906	6,021
	Hankyu Hanshin Holdings Inc.	227,835	6,013
	Rohm Co. Ltd.	86,019	6,009
	Hamamatsu Photonics KK	133,839	5,988
	Rakuten Group Inc.	849,965	5,975
	GLP J-REIT	4,427	5,974
	Nomura Real Estate Master Fund Inc.	4,720	5,926
	Fuji Electric Co. Ltd.	132,000	5,788
	Dai Nippon Printing Co. Ltd.	276,080	5,770
	Japan Metropolitan Fund Investment	7,233	5,749
*	Tokyo Electric Power Co. Holdings Inc.	1,637,207	5,651
	SBI Holdings Inc.	251,672	5,629
	TIS Inc.	247,775	5,565
	Kyowa Kirin Co. Ltd.	263,102	5,545
	Daiwa House REIT Investment Corp.	2,225	5,416
	Kintetsu Group Holdings Co. Ltd.	187,554	5,377
	Aisin Corp.	180,652	5,248
	Suntory Beverage & Food Ltd.	131,814	5,194
	JSR Corp.	190,168	5,164
	Kajima Corp.	461,442	5,143
	Taiyo Yuden Co. Ltd.	129,581	5,091
	TOTO Ltd.	151,066	5,091
	Capcom Co. Ltd.	189,636	5,004
	Nissin Foods Holdings Co. Ltd.	71,325	4,962
	Odakyu Electric Railway Co. Ltd.	322,656	4,886
	Lixil Corp.	276,202	4,858
	Tobu Railway Co. Ltd.	214,799	4,828
	Obayashi Corp.	701,729	4,826
	TOPPAN Inc.	289,072	4,778
	Sekisui Chemical Co. Ltd.	352,560	4,774

45

Pacific Stock Index Fund
	Shares	Market Value• ($000)
BayCurrent Consulting Inc.	14,447	4,737
Keio Corp.	121,625	4,665
Taisei Corp.	170,390	4,616
Ricoh Co. Ltd.	627,504	4,582
Kawasaki Kisen Kaisha Ltd.	85,814	4,487
Ebara Corp.	96,730	4,443
Koito Manufacturing Co. Ltd.	120,721	4,430
Hirose Electric Co. Ltd.	34,511	4,379
Oji Holdings Corp.	919,909	4,358
Kobayashi Pharmaceutical Co. Ltd.	63,614	4,338
MatsukiyoCocokara & Co.	131,149	4,335
Brother Industries Ltd.	249,257	4,332
Toho Co. Ltd. (XTKS)	116,699	4,330
Concordia Financial Group Ltd.	1,177,433	4,285
CyberAgent Inc.	405,112	4,280
MonotaRO Co. Ltd.	246,816	4,240
Mazda Motor Corp.	596,332	4,234
NIPPON Experes Holding Inc.	72,151	4,230
SUMCO Corp.	293,052	4,220
Ibiden Co. Ltd.	112,379	4,200
Azbil Corp.	137,196	4,166
Mitsui Chemicals Inc.	181,588	4,149
Yokogawa Electric Corp.	255,964	4,081
Tosoh Corp.	291,473	4,025
Seiko Epson Corp.	285,013	4,015
Kurita Water Industries Ltd.	116,264	3,966
Asahi Intecc Co. Ltd.	204,152	3,945
Nikon Corp.	338,504	3,804
USS Co. Ltd.	224,257	3,733
Chiba Bank Ltd.	646,866	3,728
Sojitz Corp.	244,253	3,724
Sega Sammy Holdings Inc.	209,267	3,708
Orix JREIT Inc.	2,736	3,698
Hulic Co. Ltd.	435,741	3,679
Advance Residence Investment Corp.	1,340	3,669
NGK Insulators Ltd.	271,405	3,651
Showa Denko KK	187,566	3,650
GMO Payment Gateway Inc.	43,192	3,624
Nippon Shinyaku Co. Ltd.	53,560	3,622
Marui Group Co. Ltd.	210,158	3,618
Nisshin Seifun Group Inc.	270,705	3,609
Keisei Electric Railway Co. Ltd.	144,552	3,544
Kobe Bussan Co. Ltd.	143,400	3,496
Otsuka Corp.	106,574	3,493
Persol Holdings Co. Ltd.	174,311	3,458
Hoshizaki Corp.	54,256	3,437
United Urban Investment Corp.	3,117	3,410
SCREEN Holdings Co. Ltd.	41,317	3,377
Nihon M&A Center Holdings Inc.	273,824	3,372
Shizuoka Bank Ltd.	520,899	3,370
		Shares	Market Value• ($000)
	Nagoya Railroad Co. Ltd.	208,250	3,345
	Japan Post Insurance Co. Ltd.	206,776	3,344
	Bank of Kyoto Ltd.	76,435	3,330
	Tokyu Fudosan Holdings Corp.	631,419	3,286
	Japan Post Bank Co. Ltd.	428,703	3,234
	Kyushu Railway Co.	164,770	3,230
	Square Enix Holdings Co. Ltd.	80,854	3,228
*	Hitachi Metals Ltd.	206,886	3,228
	NH Foods Ltd.	101,660	3,210
	Kose Corp.	30,566	3,138
	NGK Spark Plug Co. Ltd.	203,187	3,118
*	ANA Holdings Inc.	164,601	3,103
	Fukuoka Financial Group Inc.	168,626	3,081
	IHI Corp.	135,065	3,063
	Santen Pharmaceutical Co. Ltd.	375,407	3,054
	Kyushu Electric Power Co. Inc.	485,478	3,047
	Open House Co. Ltd.	77,324	2,992
	Mitsubishi HC Capital Inc. (XTKS)	663,129	2,984
	Hakuhodo DY Holdings Inc.	252,243	2,977
	Haseko Corp.	271,391	2,974
	Tokyo Tatemono Co. Ltd.	210,639	2,970
	Shinko Electric Industries Co. Ltd.	68,493	2,952
	Nomura Real Estate Holdings Inc.	121,020	2,949
	Shimizu Corp.	559,548	2,934
	Japan Prime Realty Investment Corp.	961	2,915
	Toyo Suisan Kaisha Ltd.	94,075	2,905
	Kakaku.com Inc.	137,869	2,887
	TechnoPro Holdings Inc.	112,423	2,863
	Kuraray Co. Ltd.	357,767	2,861
	Asics Corp.	179,705	2,835
	Industrial & Infrastructure Fund Investment Corp.	1,969	2,825
	Skylark Holdings Co. Ltd.	235,867	2,799
	Kansai Paint Co. Ltd.	202,286	2,786
	Hikari Tsushin Inc.	23,495	2,751
	Nippon Sanso Holdings Corp.	152,732	2,748
	Tohoku Electric Power Co. Inc.	494,040	2,748
	Mitsubishi Gas Chemical Co. Inc.	186,490	2,723
	Rohto Pharmaceutical Co. Ltd.	101,847	2,720
	Lion Corp.	262,221	2,702
	Kawasaki Heavy Industries Ltd.	151,855	2,700
	Nabtesco Corp.	117,821	2,687
	Stanley Electric Co. Ltd.	155,049	2,674
	Isetan Mitsukoshi Holdings Ltd.	359,913	2,671
	Keikyu Corp.	265,104	2,670
	NOF Corp.	69,972	2,626
	JGC Holdings Corp.	228,614	2,587
*	Japan Airlines Co. Ltd.	155,541	2,568
	LaSalle Logiport REIT	1,888	2,554

46

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Sumitomo Heavy Industries Ltd.	120,103	2,542
	Sekisui House REIT Inc.	4,339	2,539
	Amada Co. Ltd.	326,069	2,532
	Hitachi Construction Machinery Co. Ltd.	111,837	2,532
	Alfresa Holdings Corp.	186,200	2,532
	NSK Ltd.	456,610	2,527
	Medipal Holdings Corp.	152,651	2,514
	Food & Life Cos. Ltd.	105,668	2,508
	Aozora Bank Ltd.	123,821	2,479
	Activia Properties Inc.	775	2,477
	COMSYS Holdings Corp.	118,991	2,471
	Koei Tecmo Holdings Co. Ltd.	80,343	2,464
	Zensho Holdings Co. Ltd.	104,370	2,461
	Air Water Inc.	184,769	2,452
*	Yamada Denki Co. Ltd.	815,873	2,436
	Ito En Ltd.	58,634	2,410
	THK Co. Ltd.	121,599	2,410
	Denka Co. Ltd.	89,871	2,409
	Rinnai Corp.	37,636	2,406
	Japan Hotel REIT Investment Corp.	4,713	2,394
	Kadokawa Corp.	95,088	2,384
	Mitsui Fudosan Logistics Park Inc.	552	2,367
	Nippon Accommodations Fund Inc.	480	2,364
	ZOZO Inc.	112,668	2,359
	Iida Group Holdings Co. Ltd.	147,938	2,353
	Itochu Techno-Solutions Corp.	100,314	2,349
	Electric Power Development Co. Ltd.	171,208	2,346
	Casio Computer Co. Ltd.	225,260	2,336
	Suzuken Co. Ltd.	78,693	2,323
*	Japan Airport Terminal Co. Ltd.	55,583	2,303
	Keihan Holdings Co. Ltd.	105,543	2,251
	Japan Logistics Fund Inc.	921	2,248
	Cosmo Energy Holdings Co. Ltd.	90,309	2,244
	Oracle Corp. Japan	34,817	2,237
	Hitachi Transport System Ltd.	33,999	2,232
	Ryohin Keikaku Co. Ltd.	246,600	2,216
	Toho Gas Co. Ltd.	93,682	2,198
	Seibu Holdings Inc.	220,704	2,193
	Sumitomo Forestry Co. Ltd.	142,886	2,186
	Miura Co. Ltd.	104,343	2,179
*	SHIFT Inc.	11,500	2,179
	Teijin Ltd.	202,906	2,168
	Tokyo Ohka Kogyo Co. Ltd.	39,216	2,131
	Welcia Holdings Co. Ltd.	103,764	2,127
	SCSK Corp.	133,015	2,115
	Iwatani Corp.	53,111	2,113
	Shimamura Co. Ltd.	23,751	2,106
	Nichirei Corp.	114,601	2,104
	Nankai Electric Railway Co. Ltd.	117,690	2,101
	Shares	Market Value• ($000)
Mitsubishi Materials Corp.	134,068	2,097
Mitsui High-Tec Inc.	24,188	2,089
Chugoku Electric Power Co. Inc.	315,167	2,076
Mebuki Financial Group Inc.	1,028,070	2,070
Kenedix Office Investment Corp.	396	2,070
Hisamitsu Pharmaceutical Co. Inc.	75,203	2,060
AEON REIT Investment Corp.	1,777	2,040
Dowa Holdings Co. Ltd.	47,929	2,039
Kagome Co. Ltd.	81,434	2,038
NET One Systems Co. Ltd.	85,312	2,036
SHO-BOND Holdings Co. Ltd.	48,286	2,029
Tokyo Century Corp.	64,983	2,002
Horiba Ltd.	40,920	1,991
ADEKA Corp.	103,738	1,990
Jeol Ltd.	44,224	1,986
Taiheiyo Cement Corp.	122,536	1,983
Tsuruha Holdings Inc.	38,731	1,979
Sohgo Security Services Co. Ltd.	71,089	1,975
Ulvac Inc.	49,975	1,958
Pigeon Corp.	114,495	1,953
INFRONEER Holdings Inc.	267,795	1,951
Frontier Real Estate Investment Corp.	502	1,945
Alps Alpine Co. Ltd.	218,220	1,932
J Front Retailing Co. Ltd.	254,138	1,904
Sanwa Holdings Corp.	208,574	1,900
Goldwin Inc.	37,832	1,898
Nihon Kohden Corp.	77,451	1,859
Japan Steel Works Ltd.	65,981	1,857
Taisho Pharmaceutical Holdings Co. Ltd.	47,010	1,852
Lawson Inc.	50,171	1,845
EXEO Group Inc.	110,584	1,841
Mori Hills REIT Investment Corp.	1,619	1,836
Zenkoku Hosho Co. Ltd.	52,265	1,834
Nifco Inc.	86,510	1,827
Daiwa Securities Living Investments Corp.	2,067	1,819
Credit Saison Co. Ltd.	161,125	1,815
Anritsu Corp.	143,153	1,800
Kewpie Corp.	106,874	1,800
Internet Initiative Japan Inc.	57,446	1,793
Fujitec Co. Ltd.	82,840	1,785
House Foods Group Inc.	75,554	1,768
Tsumura & Co.	71,765	1,766
Kamigumi Co. Ltd.	103,885	1,764
Morinaga Milk Industry Co. Ltd.	43,413	1,748
Sharp Corp.	205,615	1,740
Tokai Carbon Co. Ltd.	208,386	1,723
Cosmos Pharmaceutical Corp.	18,626	1,717
Kenedix Residential Next Investment Corp.	1,064	1,712
Daiseki Co. Ltd.	47,484	1,708

47

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Nihon Unisys Ltd.	66,899	1,690
	Comforia Residential REIT Inc.	676	1,684
	K's Holdings Corp	168,960	1,673
*	Park24 Co. Ltd.	117,512	1,673
	Invincible Investment Corp.	5,132	1,673
	Nippon Electric Glass Co. Ltd.	83,064	1,672
	Sumitomo Rubber Industries Ltd.	191,845	1,663
	Hulic REIT Inc.	1,330	1,652
	Coca-Cola Bottlers Japan Holdings Inc.	146,699	1,645
	Daicel Corp.	269,079	1,645
	Nagase & Co. Ltd.	114,685	1,643
	Konica Minolta Inc.	471,641	1,641
	JTEKT Corp.	235,110	1,639
	Yamazaki Baking Co. Ltd.	132,041	1,632
[1]	NTT UD REIT Investment Corp.	1,412	1,631
	Kaneka Corp.	60,830	1,628
	Justsystems Corp.	37,342	1,623
	Toyo Seikan Group Holdings Ltd.	150,031	1,623
*	Mitsubishi Motors Corp.	647,591	1,620
	Relo Group Inc.	112,916	1,613
	Sugi Holdings Co. Ltd.	37,531	1,609
	Ube Industries Ltd.	103,800	1,609
	Daiwa Office Investment Corp.	283	1,602
	Ezaki Glico Co. Ltd.	55,758	1,599
	DIC Corp.	83,719	1,596
	Sundrug Co. Ltd.	67,893	1,581
	Hirogin Holdings Inc.	320,326	1,578
	Zeon Corp.	147,514	1,571
	Kinden Corp.	132,521	1,570
	Sumitomo Dainippon Pharma Co. Ltd.	176,062	1,568
	Nippon Gas Co. Ltd.	109,851	1,559
	Nishi-Nippon Railroad Co. Ltd.	77,947	1,559
	Hachijuni Bank Ltd.	471,706	1,556
	Mitsubishi Logistics Corp.	67,300	1,551
	Ushio Inc.	119,637	1,551
*	PeptiDream Inc.	96,030	1,549
	Yokohama Rubber Co. Ltd.	115,212	1,543
	Aeon Mall Co. Ltd.	126,201	1,536
*	Money Forward Inc.	45,101	1,534
	Sankyu Inc.	49,868	1,520
	Takara Holdings Inc.	179,779	1,514
	Pilot Corp.	36,984	1,503
	Amano Corp.	77,880	1,499
	Kureha Corp.	19,926	1,497
	Iyo Bank Ltd.	306,325	1,485
	Hino Motors Ltd.	285,856	1,476
	Nippon Kayaku Co. Ltd.	168,318	1,467
	Mabuchi Motor Co. Ltd.	54,761	1,463
	Kobe Steel Ltd.	337,306	1,462
	Sotetsu Holdings Inc.	84,738	1,453
	Fuji Corp.	86,436	1,442
	Mitsui Mining & Smelting Co. Ltd.	56,545	1,430
	Mitsubishi Estate Logistics REIT Investment Corp.	398	1,428
		Shares	Market Value• ($000)
	As One Corp.	26,884	1,427
	Nippon Shokubai Co. Ltd.	35,452	1,426
	Penta-Ocean Construction Co. Ltd.	290,775	1,423
	Meitec Corp.	26,781	1,422
*	DeNA Co. Ltd.	97,635	1,415
	Topcon Corp.	109,914	1,407
	Ain Holdings Inc.	30,907	1,386
	NSD Co. Ltd.	78,052	1,386
	Calbee Inc.	77,350	1,386
	Sawai Group Holdings Co. Ltd.	41,248	1,384
	Toda Corp.	239,920	1,378
	Fancl Corp.	71,568	1,370
	Sankyo Co. Ltd.	47,578	1,369
	Maruichi Steel Tube Ltd.	64,027	1,366
	Tokyo Seimitsu Co. Ltd.	39,421	1,356
	GS Yuasa Corp.	78,138	1,355
	Ship Healthcare Holdings Inc.	81,110	1,355
	DMG Mori Co. Ltd.	107,524	1,349
	Fujikura Ltd.	283,722	1,342
	Tokyu REIT Inc.	956	1,340
	Sapporo Holdings Ltd.	64,308	1,339
	Chugoku Bank Ltd.	181,501	1,335
	Morinaga & Co. Ltd.	42,910	1,331
	Rengo Co. Ltd.	224,626	1,330
	Japan Excellent Inc.	1,341	1,316
	Hoshino Resorts REIT Inc.	254	1,310
	Takashimaya Co. Ltd.	143,557	1,309
	Yamaguchi Financial Group Inc.	238,004	1,305
	Hazama Ando Corp.	187,459	1,302
	Asahi Holdings Inc.	82,016	1,302
[1]	Bic Camera Inc.	153,093	1,292
	Seven Bank Ltd.	687,772	1,286
	NIPPON REIT Investment Corp.	448	1,284
	Aica Kogyo Co. Ltd.	55,155	1,277
	Yoshinoya Holdings Co. Ltd.	69,902	1,272
	Toyo Tire Corp.	110,730	1,270
	Kenedix Retail REIT Corp.	603	1,269
	Benesse Holdings Inc.	72,118	1,262
	Resorttrust Inc.	74,794	1,258
	Sanrio Co. Ltd.	59,476	1,248
	Seino Holdings Co. Ltd.	151,910	1,241
	Gunma Bank Ltd.	429,972	1,236
	SMS Co. Ltd.	52,368	1,229
	Rakus Co. Ltd	100,301	1,229
	Mirait Holdings Corp.	87,438	1,225
	Fuji Soft Inc.	22,903	1,221
	Nippon Suisan Kaisha Ltd.	276,175	1,219
	Kyushu Financial Group Inc.	395,691	1,214
	H.U. Group Holdings Inc.	54,342	1,211
	PALTAC Corp.	33,152	1,208
	Sakata Seed Corp.	35,750	1,204
	Daiwabo Holdings Co. Ltd.	92,780	1,201
	Daiichikosho Co. Ltd.	43,907	1,198
	ABC-Mart Inc.	28,866	1,197
	Katitas Co. Ltd.	51,300	1,197
	GMO internet Inc.	59,612	1,191

48

Pacific Stock Index Fund
		Shares	Market Value• ($000)
*	Shochiku Co. Ltd.	11,656	1,190
	Yaoko Co. Ltd.	22,501	1,190
	Mori Trust Sogo REIT Inc.	1,092	1,189
	Yamato Kogyo Co. Ltd.	36,754	1,186
	OKUMA Corp.	32,640	1,167
*	Shinsei Bank Ltd.	65,335	1,146
	AEON Financial Service Co. Ltd.	124,431	1,144
	Heiwa Real Estate REIT Inc.	996	1,141
	Menicon Co. Ltd.	53,384	1,140
	Heiwa Real Estate Co. Ltd.	35,835	1,130
	Fuyo General Lease Co. Ltd.	20,811	1,126
	OBIC Business Consultants Co. Ltd.	31,306	1,125
	Digital Garage Inc.	33,648	1,114
	Infomart Corp.	223,432	1,113
	Kokuyo Co. Ltd.	85,307	1,111
	JCR Pharmaceuticals Co. Ltd.	59,732	1,110
	Kyoritsu Maintenance Co. Ltd.	30,488	1,110
	Toyoda Gosei Co. Ltd.	76,259	1,110
	Nisshinbo Holdings Inc.	147,011	1,100
	Sumitomo Bakelite Co. Ltd.	33,450	1,098
	Dexerials Corp.	49,580	1,087
	Wacom Co. Ltd.	149,331	1,080
	FP Corp.	47,686	1,079
	Outsourcing Inc.	108,830	1,079
	NS Solutions Corp.	36,148	1,078
	TS Tech Co. Ltd.	103,322	1,078
	Daido Steel Co. Ltd.	37,745	1,077
	Kaken Pharmaceutical Co. Ltd.	35,339	1,071
	Toagosei Co. Ltd.	129,614	1,065
	Sumitomo Osaka Cement Co. Ltd.	38,026	1,063
	Nichias Corp.	59,039	1,060
	NOK Corp.	124,629	1,060
	Tokuyama Corp.	79,682	1,060
	NHK Spring Co. Ltd.	163,941	1,059
	Daio Paper Corp.	87,866	1,048
	Macnica Fuji Electronics Holdings Inc.	50,459	1,046
	Toei Co. Ltd.	7,868	1,044
	OSG Corp.	82,297	1,034
	Maruwa Co. Ltd.	8,862	1,033
[1]	Kotobuki Spirits Co. Ltd.	19,613	1,032
	Shiga Bank Ltd.	54,864	1,032
	Citizen Watch Co. Ltd.	273,181	1,031
	Furukawa Electric Co. Ltd.	63,473	1,031
	Canon Marketing Japan Inc.	47,289	1,029
	Inaba Denki Sangyo Co. Ltd.	52,460	1,029
	Mizuho Leasing Co. Ltd.	43,866	1,017
	Jafco Co. Ltd.	84,165	1,015
	Fujitsu General Ltd.	56,740	1,008
	Toshiba TEC Corp.	29,687	1,006
	77 Bank Ltd.	80,670	1,000
	Toyota Boshoku Corp.	62,726	1,000
	Acom Co. Ltd.	388,426	999
	Toho Holdings Co. Ltd.	60,960	990
		Shares	Market Value• ($000)
	Shoei Co. Ltd.	26,600	987
	Duskin Co. Ltd.	46,195	985
	Lintec Corp.	52,567	979
	Hanwa Co. Ltd.	39,829	974
	Colowide Co. Ltd.	75,737	969
	Tomy Co. Ltd.	101,986	968
	Japan Elevator Service Holdings Co. Ltd.	73,300	958
	DTS Corp.	43,612	957
	Hitachi Zosen Corp.	177,434	957
	Pola Orbis Holdings Inc.	82,852	955
	NEC Networks & System Integration Corp.	67,085	953
	Fukuoka REIT Corp.	759	949
	Nipro Corp.	119,948	945
	Hokuhoku Financial Group Inc.	139,605	945
	Fujimi Inc.	21,610	942
	Izumi Co. Ltd.	43,115	937
	DCM Holdings Co. Ltd.	113,462	937
	Benefit One Inc.	61,680	935
	Nishi-Nippon Financial Holdings Inc.	155,242	933
	Aiful Corp.	325,542	928
	Kyudenko Corp.	40,818	926
	Takuma Co. Ltd.	81,652	915
	Rorze Corp.	10,456	913
	Sumitomo Warehouse Co. Ltd.	53,836	903
	Shikoku Electric Power Co. Inc.	156,725	901
	Kanematsu Corp.	87,114	900
	Okumura Corp.	38,085	899
	Nikkon Holdings Co. Ltd.	59,253	897
	Japan Material Co. Ltd.	59,036	892
	Systena Corp.	283,520	891
	Global One Real Estate Investment Corp.	1,038	890
	Toridoll Holdings Corp.	48,900	887
	Taiyo Holdings Co. Ltd.	37,140	886
	Kintetsu World Express Inc.	37,035	882
	TOKAI Holdings Corp.	131,275	882
	Tadano Ltd.	123,666	878
	Nishimatsu Construction Co. Ltd.	29,721	875
	Inabata & Co. Ltd.	52,798	864
	Daishi Hokuetsu Financial Group Inc.	44,648	864
	Tokyo Steel Manufacturing Co. Ltd.	83,249	862
	Milbon Co. Ltd.	20,514	859
	Glory Ltd.	53,343	858
	Fuji Kyuko Co. Ltd.	27,093	857
	Monex Group Inc.	187,218	854
	Nippon Light Metal Holdings Co. Ltd.	66,534	852
	CRE Logistics REIT Inc.	555	849
	San-In Godo Bank Ltd.	170,798	848
	Itochu Advance Logistics Investment Corp.	683	844
*	Management Solutions Co. Ltd.	23,826	844
	SOSiLA Logistics REIT Inc.	691	840

49

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Takasago Thermal Engineering Co. Ltd.	63,998	837
	Fukuyama Transporting Co. Ltd.	29,545	827
	Kumagai Gumi Co. Ltd.	39,637	827
	Toyobo Co. Ltd.	100,292	825
	Mochida Pharmaceutical Co. Ltd.	28,880	823
	Tsubakimoto Chain Co.	35,944	821
	Kiyo Bank Ltd.	74,800	820
	Ariake Japan Co. Ltd.	20,417	819
	Wacoal Holdings Corp.	57,467	819
	Nippon Paper Industries Co. Ltd.	103,109	819
	Ichigo Office REIT Investment Corp.	1,268	814
	Kusuri no Aoki Holdings Co. Ltd.	18,326	812
	Takara Bio Inc.	50,286	809
	EDION Corp.	89,557	806
	Heiwa Corp.	53,556	805
	Meidensha Corp.	44,315	803
	Central Glass Co. Ltd.	43,316	798
	Raito Kogyo Co. Ltd.	52,688	787
	Mani Inc.	68,515	782
	Nippon Soda Co. Ltd.	29,372	777
	Sangetsu Corp.	64,805	776
	CKD Corp.	59,645	772
	Information Services International-Dentsu Ltd.	26,892	772
*	Sansan Inc.	80,685	770
	Makino Milling Machine Co. Ltd.	24,913	768
	Nihon Parkerizing Co. Ltd.	108,551	768
	Dip Corp.	23,406	763
*,1	HIS Co. Ltd.	44,648	761
	Seiren Co. Ltd.	47,682	756
	Tokai Tokyo Financial Holdings Inc.	254,834	756
	BeNext-Yumeshin Group Co.	65,474	754
	Sanken Electric Co. Ltd.	20,396	753
	Star Asia Investment Corp.	1,651	753
	Hankyu Hanshin REIT Inc.	660	750
	TKC Corp.	28,464	748
	Valor Holdings Co. Ltd.	47,225	744
*,1	Atom Corp.	130,251	742
	Maruha Nichiro Corp.	40,132	739
	GungHo Online Entertainment Inc.	36,234	739
	Joyful Honda Co. Ltd.	61,614	739
	en japan Inc.	31,400	738
	Round One Corp.	66,101	736
	Okamura Corp.	79,823	734
	Descente Ltd.	38,188	733
	Nagawa Co. Ltd.	10,400	733
	Japan Aviation Electronics Industry Ltd.	52,291	731
	Nippon Steel Trading Corp.	17,935	730
	Hokuriku Electric Power Co.	183,842	729
*	NTN Corp.	454,117	725
		Shares	Market Value• ($000)
	Kandenko Co. Ltd.	114,114	724
	Kumiai Chemical Industry Co. Ltd.	106,937	723
	Transcosmos Inc.	30,577	721
	KH Neochem Co. Ltd.	37,937	718
	Kissei Pharmaceutical Co. Ltd.	36,252	717
	Taikisha Ltd.	28,967	715
	Hokuetsu Corp.	138,356	709
	Japan Petroleum Exploration Co. Ltd.	35,537	708
	Hokkaido Electric Power Co. Inc.	190,470	707
	Senko Group Holdings Co. Ltd.	104,510	707
	Kohnan Shoji Co. Ltd.	24,377	706
	Create Restaurants Holdings Inc.	112,376	703
	Itoham Yonekyu Holdings Inc.	139,436	702
	Megmilk Snow Brand Co. Ltd.	47,106	702
	Royal Holdings Co. Ltd.	43,779	701
	Earth Corp.	16,539	699
	Paramount Bed Holdings Co. Ltd.	41,922	698
	H2O Retailing Corp.	105,800	692
	Nojima Corp.	34,350	691
	Mixi Inc.	40,142	691
	UT Group Co. Ltd.	30,700	690
	Matsui Securities Co. Ltd.	111,123	687
	Takeuchi Manufacturing Co. Ltd.	37,141	681
	Autobacs Seven Co. Ltd.	64,414	678
	Nippn Corp.	52,163	678
	Awa Bank Ltd.	41,023	677
	Hokkoku Financial Holdings Inc.	23,484	677
	MOS Food Services Inc.	29,486	676
	Trusco Nakayama Corp.	43,318	676
	Juroku Financial Group Inc.	40,237	676
	Daihen Corp.	23,607	675
	Sanki Engineering Co. Ltd.	59,398	673
	Fuso Chemical Co. Ltd.	22,612	666
	Fuji Oil Holdings Inc.	46,290	657
	Meiko Electronics Co. Ltd.	24,718	654
	Nichicon Corp.	72,014	652
	S-Pool Inc.	65,260	652
	Suruga Bank Ltd.	205,883	646
[1]	Gree Inc.	84,739	646
	Mirai Corp.	1,664	646
	ZERIA Pharmaceutical Co. Ltd.	42,105	644
	Japan Securities Finance Co. Ltd.	88,981	643
	Towa Pharmaceutical Co. Ltd.	30,180	642
*,1	euglena Co. Ltd.	96,608	639
	Nishimatsuya Chain Co. Ltd.	51,980	638
	Starts Corp. Inc.	34,360	637
	Arcs Co. Ltd.	40,041	634
	Japan Lifeline Co. Ltd.	75,708	631
	Nachi-Fujikoshi Corp.	21,713	631

50

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Jaccs Co. Ltd.	24,884	629
	Digital Arts Inc.	11,256	629
	Nomura Co. Ltd.	91,540	629
	Ogaki Kyoritsu Bank Ltd.	42,619	625
	eGuarantee Inc.	37,600	624
	Japan Wool Textile Co. Ltd.	83,200	622
	Oki Electric Industry Co. Ltd.	94,810	614
	Noevir Holdings Co. Ltd.	15,627	613
	Tocalo Co. Ltd.	61,156	611
	Toyo Ink SC Holdings Co. Ltd.	40,822	608
*,1	RENOVA Inc.	49,300	607
	ASKUL Corp.	48,910	599
	Riken Keiki Co. Ltd.	19,020	599
	Nextage Co. Ltd.	38,900	595
	Komeri Co. Ltd.	28,070	593
	Nanto Bank Ltd.	37,921	593
	Ichibanya Co. Ltd.	15,824	588
	KYORIN Holdings Inc.	39,787	579
	Funai Soken Holdings Inc.	34,456	578
	Optex Group Co. Ltd.	43,868	577
	Tri Chemical Laboratories Inc.	30,500	573
	KYB Corp.	25,127	569
	Shibaura Machine Co. Ltd.	23,593	564
	Comture Corp.	26,100	564
	Fuji Seal International Inc.	42,003	558
	Sumitomo Mitsui Construction Co. Ltd.	171,932	558
	Kanamoto Co. Ltd.	37,175	556
*	Oisix ra daichi Inc.	27,054	556
	Hioki EE Corp.	9,259	555
	Prima Meat Packers Ltd.	33,665	552
	Saizeriya Co. Ltd.	29,981	550
	Future Corp.	37,532	550
	Nitto Boseki Co. Ltd.	28,369	550
	Kato Sangyo Co. Ltd.	21,099	547
	TRE Holdings Corp.	34,200	547
	Hyakugo Bank Ltd.	205,838	545
	JCU Corp.	21,398	545
	ValueCommerce Co. Ltd.	18,600	544
	eRex Co. Ltd.	35,961	544
[1]	Snow Peak Inc.	29,700	544
	JINS Holdings Inc.	16,430	542
	Tokai Rika Co. Ltd.	51,170	539
	San-A Co. Ltd.	17,116	537
	Zojirushi Corp.	50,698	536
	Daiho Corp.	15,624	535
*	Toyo Construction Co. Ltd.	74,170	534
	Elecom Co. Ltd.	44,422	533
	Sanyo Chemical Industries Ltd.	13,852	530
	Hosiden Corp.	55,134	526
	Orient Corp.	547,945	526
	Takara Leben Real Estate Investment Corp.	562	524
*	Chiyoda Corp.	158,308	523
	BML Inc.	20,303	523
	KOMEDA Holdings Co. Ltd.	30,358	523
	Nichiha Corp.	28,468	515
		Shares	Market Value• ($000)
	Yokowo Co. Ltd.	26,240	515
	Hogy Medical Co. Ltd.	20,496	512
	Yodogawa Steel Works Ltd.	27,070	512
	Nippon Densetsu Kogyo Co. Ltd.	41,038	510
*	Raksul Inc.	24,700	510
	Nisshin Oillio Group Ltd.	22,490	509
	Showa Sangyo Co. Ltd.	25,186	509
	North Pacific Bank Ltd.	266,493	505
	Sankei Real Estate Inc.	663	505
	One REIT Inc.	237	503
	Heiwado Co. Ltd.	33,262	502
	Musashino Bank Ltd.	36,551	500
	Okasan Securities Group Inc.	186,256	499
	Aeon Hokkaido Corp.	62,300	499
	MARUKA FURUSATO Corp.	18,900	497
	Ohsho Food Service Corp.	10,550	495
	Organo Corp.	7,193	494
	Totetsu Kogyo Co. Ltd.	27,270	493
	Create SD Holdings Co. Ltd.	21,499	492
[1]	Kura Sushi Inc.	19,810	491
	Okinawa Electric Power Co. Inc.	49,344	491
	Strike Co. Ltd.	16,130	491
	Nissin Electric Co. Ltd.	45,990	490
	Star Micronics Co. Ltd.	43,443	487
	Iino Kaiun Kaisha Ltd.	85,795	486
	Iriso Electronics Co. Ltd.	20,807	486
	Eizo Corp.	18,610	485
	UACJ Corp.	28,969	485
	Starts Proceed Investment Corp.	270	484
	Takara Standard Co. Ltd.	48,381	483
	Maeda Kosen Co. Ltd.	21,100	482
	Tokyotokeiba Co. Ltd.	14,130	481
	Max Co. Ltd.	39,118	477
	Noritz Corp.	41,141	476
	TBS Holdings Inc.	35,937	472
	United Super Markets Holdings Inc.	55,735	472
[1]	Change Inc.	33,700	470
	Maruwa Unyu Kikan Co. Ltd.	40,288	470
	Samty Residential Investment Corp.	463	468
	Mitsubishi Pencil Co. Ltd.	48,092	467
[1]	Token Corp.	6,966	464
	Musashi Seimitsu Industry Co. Ltd.	45,404	461
	Maxell Ltd.	51,702	461
	Ai Holdings Corp.	34,936	459
	Okinawa Financial Group Inc.	26,780	458
	Seiko Holdings Corp.	26,693	457
	Idec Corp.	25,879	457
*	Megachips Corp.	17,817	456
	Osaka Soda Co. Ltd.	18,419	453
	Base Co. Ltd.	9,300	453
	Eiken Chemical Co. Ltd.	34,156	452
*	M&A Capital Partners Co. Ltd.	14,544	452

51

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Yokogawa Bridge Holdings Corp.	30,759	451
	Gunze Ltd.	15,622	450
	Life Corp.	19,710	450
	Ichigo Inc.	197,243	442
	GLOBERIDE Inc.	21,500	434
[1]	SAMTY Co. Ltd.	26,900	434
	Noritake Co. Ltd.	13,640	433
	Yamazen Corp.	58,692	433
	Nissha Co. Ltd.	40,928	432
	Morita Holdings Corp.	44,916	431
	Kameda Seika Co. Ltd.	13,138	428
	MCJ Co. Ltd.	65,208	427
	Riso Kagaku Corp.	22,683	426
	Mitani Sekisan Co. Ltd.	10,700	426
	Ki-Star Real Estate Co. Ltd.	10,300	425
	Hyakujushi Bank Ltd.	32,678	424
	Roland Corp.	12,300	424
	Carta Holdings Inc.	22,300	423
	S Foods Inc.	18,136	422
	T Hasegawa Co. Ltd.	21,599	421
	Ryosan Co. Ltd.	23,578	419
	Mori Trust Hotel REIT Inc.	422	419
	Keiyo Bank Ltd.	109,753	418
	Shizuoka Gas Co. Ltd.	58,038	416
	Kitz Corp.	81,488	414
	Tsugami Corp.	44,462	414
	Nippon Signal Co. Ltd.	59,421	413
	SBS Holdings Inc.	17,800	413
	Adastria Co. Ltd.	24,672	409
	Fujimori Kogyo Co. Ltd.	14,830	409
	FCC Co. Ltd.	40,838	408
	Pacific Metals Co. Ltd.	14,633	408
	LITALICO Inc.	19,800	408
	Kaga Electronics Co. Ltd.	17,218	406
	Aida Engineering Ltd.	54,234	402
	Mitsui-Soko Holdings Co. Ltd.	21,600	402
	Shima Seiki Manufacturing Ltd.	28,168	402
	Prestige International Inc.	83,506	401
	Mitsubishi Shokuhin Co. Ltd.	16,135	400
	Katakura Industries Co. Ltd.	20,500	398
	Mandom Corp.	40,027	398
	San-Ai Oil Co. Ltd.	53,942	396
	Okamoto Industries Inc.	13,431	395
	Simplex Holdings Inc.	30,100	395
	Intage Holdings Inc.	32,350	394
	Monogatari Corp.	9,442	394
[1]	Mitsubishi Logisnext Co. Ltd.	66,861	392
	Osaka Organic Chemical Industry Ltd.	18,200	392
	Restar Holdings Corp.	25,327	391
	Belc Co. Ltd.	9,158	390
	Topre Corp.	46,012	390
	Nippon Fine Chemical Co. Ltd.	24,300	390
	Bunka Shutter Co. Ltd.	51,648	388
	Bank of Nagoya Ltd.	16,018	387
	Giken Ltd.	14,037	385
	Fujibo Holdings Inc.	15,549	383
		Shares	Market Value• ($000)
	Arcland Sakamoto Co. Ltd.	31,880	382
	Komatsu Matere Co. Ltd.	32,943	382
	Saibu Gas Holdings Co. Ltd.	23,292	382
*	MedPeer Inc.	16,688	382
	Towa Corp.	24,538	381
	Bell System24 Holdings Inc.	32,948	381
	Chudenko Corp.	23,582	379
	Micronics Japan Co. Ltd.	32,347	379
	Nitta Corp.	17,811	378
	Shinmaywa Industries Ltd.	53,729	377
	Ringer Hut Co. Ltd.	21,598	374
	Anicom Holdings Inc.	79,336	374
	FULLCAST Holdings Co. Ltd.	19,496	373
	Nikkiso Co. Ltd.	59,520	371
	Nagaileben Co. Ltd.	24,883	370
	Retail Partners Co. Ltd.	42,200	368
	Shibuya Corp.	20,404	368
	Fuji Media Holdings Inc.	42,384	366
	Nippon Pillar Packing Co. Ltd.	18,200	366
*	Leopalace21 Corp.	242,676	365
	YAMABIKO Corp.	33,547	364
	Nippon Seiki Co. Ltd.	50,091	363
	Keihanshin Building Co. Ltd.	34,831	362
	Maruzen Showa Unyu Co. Ltd.	14,838	362
*,1	W-Scope Corp.	49,083	362
	Sodick Co. Ltd.	64,514	361
	SKY Perfect JSAT Holdings Inc.	111,330	361
	Aeon Delight Co. Ltd.	16,814	359
	Sanyo Denki Co. Ltd.	8,359	359
[1]	Shoei Foods Corp.	11,941	359
	Insource Co. Ltd.	21,000	358
	Nippon Kanzai Co. Ltd.	16,625	357
	United Arrows Ltd.	26,478	356
	Arata Corp.	12,849	355
	Raiznext Corp.	42,823	355
	Hiday Hidaka Corp.	24,749	354
	TOMONY Holdings Inc.	140,008	354
	Pacific Industrial Co. Ltd.	45,492	353
	Wakita & Co. Ltd.	42,399	353
	Senshu Ikeda Holdings Inc.	258,164	353
	Daito Pharmaceutical Co. Ltd.	17,650	353
	Financial Products Group Co. Ltd.	57,118	350
	Axial Retailing Inc.	13,334	349
	Yellow Hat Ltd.	27,966	349
	TechMatrix Corp.	22,600	349
	Infocom Corp.	20,415	348
	Itochu Enex Co. Ltd.	41,788	346
	Toho Titanium Co. Ltd.	30,250	346
	Argo Graphics Inc.	14,500	344
	Chugoku Marine Paints Ltd.	46,736	343
	METAWATER Co. Ltd.	20,696	342
	Sanyo Special Steel Co. Ltd.	22,277	341
	Toa Corp.	15,618	341

52

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Avex Inc.	31,455	338
	Ricoh Leasing Co. Ltd.	12,837	336
	Procrea Holdings Inc.	24,310	336
	Macromill Inc.	36,387	335
	Kanematsu Electronics Ltd.	11,145	333
	Tokyo Kiraboshi Financial Group Inc.	24,665	333
	Fuji Co. Ltd.	19,316	332
	Trancom Co. Ltd.	6,372	332
[1]	Pharma Foods International Co. Ltd.	25,306	332
	Noritsu Koki Co. Ltd.	19,905	330
[1]	Ryoyo Electro Corp.	21,006	330
	Sekisui Jushi Corp.	24,171	330
	Yuasa Trading Co. Ltd.	14,726	329
	Curves Holdings Co. Ltd.	56,168	329
	Tamura Corp.	77,447	327
	Uchida Yoko Co. Ltd.	8,659	327
	Hamakyorex Co. Ltd.	14,529	326
	Koa Corp.	27,869	325
	Nippon Television Holdings Inc.	33,762	324
	Daiki Aluminium Industry Co. Ltd.	29,235	324
	Exedy Corp.	27,163	323
	Nippon Ceramic Co. Ltd.	17,710	323
	Kanto Denka Kogyo Co. Ltd.	42,587	321
[1]	Kisoji Co. Ltd.	20,200	321
	Zuken Inc.	13,835	320
	Nishio Rent All Co. Ltd.	14,733	318
	Aichi Bank Ltd.	8,959	317
	Fujicco Co. Ltd.	20,301	317
*	Nippon Sheet Glass Co. Ltd.	104,982	317
	Plenus Co. Ltd.	21,590	317
	Nohmi Bosai Ltd.	21,400	315
	Taihei Dengyo Kaisha Ltd.	15,130	314
	Gakken Holdings Co. Ltd.	46,012	313
	Fukushima Galilei Co. Ltd.	10,748	311
	Mitsuuroko Group Holdings Co. Ltd.	40,200	311
*	Nichi-iko Pharmaceutical Co. Ltd.	51,705	311
	Nippon Road Co. Ltd.	5,574	311
	Relia Inc.	37,706	310
	Nippon Carbon Co. Ltd.	9,651	310
	DyDo Group Holdings Inc.	7,959	309
	Tokyu Construction Co. Ltd.	66,680	309
	RS Technologies Co. Ltd.	6,700	309
	Oyo Corp.	20,302	308
	Toyo Tanso Co. Ltd.	14,135	307
	Hirata Corp.	8,315	306
	Tsubaki Nakashima Co. Ltd.	42,602	306
	MEC Co. Ltd.	15,946	304
	Nittetsu Mining Co. Ltd.	6,072	302
	Sato Holdings Corp.	21,793	300
	KFC Holdings Japan Ltd.	13,634	299
	Tsurumi Manufacturing Co. Ltd.	20,904	299
	Roland DG Corp.	11,946	298
		Shares	Market Value• ($000)
	Shikoku Chemicals Corp.	29,844	298
	SWCC Showa Holdings Co. Ltd.	22,299	298
	Solasto Corp.	43,100	298
	Aruhi Corp.	38,721	298
	Mitsuboshi Belting Ltd.	19,401	297
*,1	Japan Display Inc.	576,339	297
	Direct Marketing MiX Inc.	24,000	295
	Mizuno Corp.	17,815	293
	Sakata INX Corp.	38,706	293
	Torii Pharmaceutical Co. Ltd.	11,642	293
	Alconix Corp.	27,120	293
	Keiyo Co. Ltd.	41,414	292
	Pasona Group Inc.	18,420	292
	Weathernews Inc.	5,574	291
	Furukawa Co. Ltd.	29,647	289
	Oiles Corp.	25,171	289
	Sakai Moving Service Co. Ltd.	8,459	289
	Hokuto Corp.	18,305	288
	Japan Pulp & Paper Co. Ltd.	9,849	288
	Takasago International Corp.	14,233	287
	Toho Zinc Co. Ltd.	13,438	287
	VT Holdings Co. Ltd.	80,194	284
	Nitto Kogyo Corp.	24,077	283
	Nippon Koei Co. Ltd.	12,635	282
	Toho Bank Ltd.	181,050	282
	IR Japan Holdings Ltd.	8,900	282
	Kyokuto Kaihatsu Kogyo Co. Ltd.	27,862	281
	Valqua Ltd.	13,931	280
	Konishi Co. Ltd.	23,680	278
[1]	Airtrip Corp.	11,400	278
	Nissan Shatai Co. Ltd.	63,610	277
	Joshin Denki Co. Ltd.	17,814	275
	Doutor Nichires Holdings Co. Ltd.	23,871	274
	Komori Corp.	48,087	273
	Daiichi Jitsugyo Co. Ltd.	9,357	272
	Doshisha Co. Ltd.	22,997	271
	NS United Kaiun Kaisha Ltd.	9,855	271
[1]	Tama Home Co. Ltd.	13,900	271
	Ishihara Sangyo Kaisha Ltd.	34,439	270
	Tsukishima Kikai Co. Ltd.	34,137	270
	IDOM Inc.	53,053	266
	Nippon Yakin Kogyo Co. Ltd.	13,531	264
	Yokorei Co. Ltd.	39,527	264
	Sanyo Electric Railway Co. Ltd.	16,423	262
	Nippon Denko Co. Ltd.	107,376	261
	Yondoshi Holdings Inc.	20,118	261
	Usen-Next Holdings Co. Ltd.	15,894	261
	Nippon Thompson Co. Ltd.	67,094	260
	T-Gaia Corp.	20,504	260
	Teikoku Sen-I Co. Ltd.	21,303	260
	Press Kogyo Co. Ltd.	86,293	259
*	Nippon Chemi-Con Corp.	18,596	258
	Tokyo Electron Device Ltd.	6,172	256

53

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Chofu Seisakusho Co. Ltd.	17,311	255
	Piolax Inc.	21,888	255
	Zenrin Co. Ltd.	35,095	255
	Belluna Co. Ltd.	45,177	254
	Sintokogio Ltd.	48,078	253
	Union Tool Co.	8,756	252
	Koshidaka Holdings Co. Ltd.	42,168	252
	Shin-Etsu Polymer Co. Ltd.	31,932	251
	Siix Corp.	32,736	250
[1]	YA-MAN Ltd.	26,170	249
	Bando Chemical Industries Ltd.	37,903	248
	Geo Holdings Corp.	25,464	247
	Bank of the Ryukyus Ltd.	39,342	245
[1]	GMO GlobalSign Holdings KK	5,811	245
	Riso Kyoiku Co. Ltd.	82,000	243
	Cybozu Inc.	24,588	243
	Pressance Corp.	20,263	243
	Sinko Industries Ltd.	19,209	241
	COLOPL Inc.	48,882	241
	Ines Corp.	20,288	239
	Sinfonia Technology Co. Ltd.	24,678	239
	ARTERIA Networks Corp.	23,300	239
	KeePer Technical Laboratory Co. Ltd.	11,826	239
	Miyazaki Bank Ltd.	14,971	238
	TPR Co. Ltd.	24,872	238
	Yonex Co. Ltd.	36,528	238
	Seikagaku Corp.	36,422	237
	Tamron Co. Ltd.	13,427	237
	Genky DrugStores Co. Ltd.	8,400	236
	Maxvalu Tokai Co. Ltd.	11,800	236
	Hibiya Engineering Ltd.	15,995	235
	Alpen Co. Ltd.	15,528	235
	Fujio Food Group Inc.	22,700	235
	Mimasu Semiconductor Industry Co. Ltd.	13,034	234
	Elan Corp.	30,000	234
	Meisei Industrial Co. Ltd.	44,584	233
	Konoike Transport Co. Ltd.	26,159	232
	Softcreate Holdings Corp.	7,198	232
	Ehime Bank Ltd.	32,341	230
	Inageya Co. Ltd.	22,165	230
	Tenma Corp.	13,434	229
	TOC Co. Ltd.	44,392	229
	HI-LEX Corp.	26,100	229
	Kurabo Industries Ltd.	16,604	228
	San ju San Financial Group Inc.	21,073	228
[1]	Broadleaf Co. Ltd.	80,826	228
	Obara Group Inc.	10,145	227
	J Trust Co. Ltd.	94,143	227
	Daiken Corp.	14,035	227
	PAL GROUP Holdings Co. Ltd.	20,302	227
	Key Coffee Inc.	14,522	227
	Japan Transcity Corp.	49,476	226
		Shares	Market Value• ($000)
	Takamatsu Construction Group Co. Ltd.	13,429	224
	Bank of Iwate Ltd.	15,124	224
	Marudai Food Co. Ltd.	19,196	224
	EM Systems Co. Ltd.	31,500	224
	Fukui Bank Ltd.	21,296	222
*,1	Kappa Create Co. Ltd.	21,493	222
*	Vision Inc.	22,313	222
	G-7 Holdings Inc.	17,700	222
	Computer Engineering & Consulting Ltd.	24,128	221
	ESPEC Corp.	16,612	221
*	Atrae Inc.	15,976	221
	Chilled & Frozen Logistics Holdings Co. Ltd.	25,600	221
	Teikoku Electric Manufacturing Co. Ltd.	17,318	220
	Sumitomo Densetsu Co. Ltd.	12,835	220
	DKK Co. Ltd.	11,646	219
	Hosokawa Micron Corp.	11,542	219
	Starzen Co. Ltd.	14,332	218
	Hoosiers Holdings	43,400	218
	Kyokuyo Co. Ltd.	8,657	217
	Arcland Service Holdings Co. Ltd.	12,536	217
	gremz Inc.	17,300	216
	Kyoei Steel Ltd.	21,002	215
	Daikyonishikawa Corp.	55,345	214
	Mitsui DM Sugar Holdings Co. Ltd.	14,329	213
	Tachibana Eletech Co. Ltd.	17,100	213
	Yamanashi Chuo Bank Ltd.	28,156	213
	Aoyama Trading Co. Ltd.	41,682	212
	TV Asahi Holdings Corp.	18,600	212
	ES-Con Japan Ltd.	36,100	212
	Tokai Corp.	16,018	212
	Asahi Diamond Industrial Co. Ltd.	48,160	211
	Sun Frontier Fudousan Co. Ltd.	25,204	211
	Senshu Electric Co. Ltd.	5,531	211
	Matsuyafoods Holdings Co. Ltd.	7,163	209
	Shinko Shoji Co. Ltd.	28,830	209
	Tokushu Tokai Paper Co. Ltd.	7,860	209
*	KNT-CT Holdings Co. Ltd.	17,349	208
	Matsuda Sangyo Co. Ltd.	11,843	208
	Eagle Industry Co. Ltd.	25,976	207
	JVCKenwood Corp.	145,475	207
	Vector Inc.	21,694	207
	WingArc1st Inc.	21,100	207
	Akita Bank Ltd.	16,024	206
	Halows Co. Ltd.	8,561	205
	Tachi-S Co. Ltd.	26,371	205
	Daiwa Industries Ltd.	23,977	204
	Hakuto Co. Ltd.	11,645	204
	Tosei Corp.	24,273	204
	Marusan Securities Co. Ltd.	53,329	203

54

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Sinanen Holdings Co. Ltd.	8,160	203
*	Mitsui E&S Holdings Co. Ltd.	74,957	202
	Dai-Dan Co. Ltd.	12,369	202
	Shin Nippon Biomedical Laboratories Ltd.	19,210	202
	Ryobi Ltd.	24,477	202
	Yukiguni Maitake Co. Ltd.	25,000	202
*	Matsuya Co. Ltd.	36,619	201
	DKS Co. Ltd.	10,000	201
	Oita Bank Ltd.	14,029	200
	Shikoku Bank Ltd.	33,436	200
	Onward Holdings Co. Ltd.	106,659	199
	J-Oil Mills Inc.	16,316	199
	Okabe Co. Ltd.	38,911	198
	Unipres Corp.	34,320	198
	I'll Inc.	18,700	198
	Goldcrest Co. Ltd.	15,126	197
	Alpha Systems Inc.	6,667	197
	Pack Corp.	10,746	197
[1]	Rock Field Co. Ltd.	17,912	196
	Marvelous Inc.	33,169	195
	Poletowin Pitcrew Holdings Inc.	25,600	195
	Canon Electronics Inc.	16,916	194
	Itochu-Shokuhin Co. Ltd.	5,076	194
	Nichireki Co. Ltd.	20,800	194
	JAC Recruitment Co. Ltd.	13,734	193
	Nichiden Corp.	11,540	192
	Sumitomo Seika Chemicals Co. Ltd.	8,159	192
	Riken Vitamin Co. Ltd.	14,428	190
	Aiphone Co. Ltd.	12,345	189
	Shinwa Co. Ltd.	12,349	189
	Sakai Chemical Industry Co. Ltd.	13,428	189
	Tochigi Bank Ltd.	101,542	189
	Aichi Steel Corp.	10,847	188
[1]	Kansai Super Market Ltd.	18,112	188
	CMK Corp.	46,881	187
	Anest Iwata Corp.	29,550	187
	Tanseisha Co. Ltd.	30,449	186
	Yamagata Bank Ltd.	27,958	186
	Onoken Co. Ltd.	15,930	185
	Chubu Shiryo Co. Ltd.	23,379	184
	Fujiya Co. Ltd.	9,951	184
	Midac Holdings Co. Ltd.	11,435	184
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	12,019	183
	V Technology Co. Ltd.	7,958	183
	Takara Leben Co. Ltd.	80,012	183
	Torishima Pump Manufacturing Co. Ltd.	18,601	183
	Tess Holdings Co. Ltd.	17,200	183
	Kamei Corp.	22,696	182
	Mie Kotsu Group Holdings Inc.	51,136	181
	Vital KSK Holdings Inc.	30,842	181
	Qol Holdings Co. Ltd.	21,327	180
		Shares	Market Value• ($000)
	ASKA Pharmaceutical Holdings Co. Ltd.	19,704	180
	Daikokutenbussan Co. Ltd.	4,877	179
*,1	Open Door Inc.	12,400	179
	Furuno Electric Co. Ltd.	24,689	178
*	OSAKA Titanium Technologies Co. Ltd.	17,314	178
	FIDEA Holdings Co. Ltd.	17,890	178
	Chiyoda Integre Co. Ltd.	10,546	177
	Cawachi Ltd.	11,246	177
	Yurtec Corp.	33,551	177
	Nissin Sugar Co. Ltd.	13,400	177
	Sparx Group Co. Ltd.	88,900	175
	Oriental Shiraishi Corp.	96,929	175
	G-Tekt Corp.	18,104	174
	Mitsubishi Research Institute Inc.	5,771	174
	Tosho Co. Ltd.	12,931	173
	CTS Co. Ltd.	25,891	172
	TSI Holdings Co. Ltd.	73,484	172
	CONEXIO Corp.	15,324	172
	Studio Alice Co. Ltd.	9,656	171
	Daido Metal Co. Ltd.	39,634	170
	Denyo Co. Ltd.	13,729	170
	Miroku Jyoho Service Co. Ltd.	16,712	170
	Melco Holdings Inc.	5,559	170
[1]	Taki Chemical Co. Ltd.	4,300	170
	Fukuda Corp.	4,776	169
	Aichi Corp.	24,182	168
	Enplas Corp.	7,851	168
	Modec Inc.	17,909	168
	Tekken Corp.	11,842	168
	Toenec Corp.	6,568	168
	Icom Inc.	9,055	167
	Digital Holdings Inc.	14,700	166
	Shibusawa Warehouse Co. Ltd.	9,556	166
	Shin Nippon Air Technologies Co. Ltd.	12,000	166
	Toyo Corp.	20,795	166
	Happinet Corp.	14,134	165
	JP-Holdings Inc.	100,445	165
	Nippon Parking Development Co. Ltd.	139,410	165
*,1	giftee Inc.	20,941	165
	CI Takiron Corp.	38,420	164
	Aisan Industry Co. Ltd.	30,051	162
	Futaba Corp.	31,735	162
	Futaba Industrial Co. Ltd.	53,129	162
	Shindengen Electric Manufacturing Co. Ltd.	7,264	162
	Nissei ASB Machine Co. Ltd.	7,063	161
	Okuwa Co. Ltd.	23,977	161
	Tonami Holdings Co. Ltd.	5,969	161
	Nippon Rietec Co. Ltd.	18,500	161
	ASAHI YUKIZAI Corp.	11,044	159
	Stella Chemifa Corp.	8,459	159
	K&O Energy Group Inc.	12,436	159
	Nichiban Co. Ltd.	11,800	158
	World Holdings Co. Ltd.	8,400	158
	JM Holdings Co. Ltd.	12,600	158
	SIGMAXYZ Holdings Inc.	19,300	158
	AOKI Holdings Inc.	33,423	157

55

Pacific Stock Index Fund
		Shares	Market Value• ($000)
*	Kintetsu Department Store Co. Ltd.	7,958	157
	Warabeya Nichiyo Holdings Co. Ltd.	12,239	157
	Rheon Automatic Machinery Co. Ltd.	18,386	156
	Proto Corp.	19,900	156
	Nihon Nohyaku Co. Ltd.	33,681	155
	World Co. Ltd.	15,500	155
	Ryoden Corp.	11,940	154
	Nagatanien Holdings Co. Ltd.	10,048	151
	LEC Inc.	22,484	151
	Xebio Holdings Co. Ltd.	21,398	151
	Kyosan Electric Manufacturing Co. Ltd.	44,483	150
	Fukui Computer Holdings Inc.	5,969	149
	Hodogaya Chemical Co. Ltd.	5,373	149
	WDB Holdings Co. Ltd.	7,076	149
	Kyodo Printing Co. Ltd.	7,165	148
	Sagami Holdings Corp.	17,211	148
	Hokkaido Gas Co. Ltd.	12,649	147
	Ichikoh Industries Ltd.	50,744	147
	Kurimoto Ltd.	11,945	147
	Chori Co. Ltd.	9,952	146
	JDC Corp.	35,500	146
	Riken Technos Corp.	43,193	145
	France Bed Holdings Co. Ltd.	21,498	145
	BRONCO BILLY Co. Ltd.	8,059	145
	Optorun Co. Ltd.	9,700	144
[1]	V-Cube Inc.	20,628	144
*	PIA Corp.	5,971	143
	Nippon Coke & Engineering Co. Ltd.	136,722	143
[1]	SB Technology Corp.	8,300	143
	Tokyo Energy & Systems Inc.	18,910	142
	Yahagi Construction Co. Ltd.	22,986	142
	Chukyo Bank Ltd.	11,145	141
	Fudo Tetra Corp.	11,771	141
	Amuse Inc.	9,354	141
	Sankyo Seiko Co. Ltd.	33,535	141
	Tayca Corp.	15,288	141
	Riken Corp.	7,660	140
	Towa Bank Ltd.	33,647	140
	St. Marc Holdings Co. Ltd.	12,234	140
	Medical Data Vision Co. Ltd.	18,726	140
	Neturen Co. Ltd.	30,740	139
	Moriroku Holdings Co. Ltd.	10,200	139
	Kanagawa Chuo Kotsu Co. Ltd.	5,370	138
	Osaki Electric Co. Ltd.	36,610	138
*	SRE Holdings Corp.	6,683	138
	Sumitomo Riko Co. Ltd.	31,833	136
	Toyo Kanetsu KK	7,260	136
	Japan Medical Dynamic Marketing Inc.	11,155	136
	Bank of Saga Ltd.	12,244	135
	Dai Nippon Toryo Co. Ltd.	22,386	135
		Shares	Market Value• ($000)
	Feed One Co. Ltd.	26,468	135
	FAN Communications Inc.	40,603	135
	Ichiyoshi Securities Co. Ltd.	30,438	134
	Topy Industries Ltd.	16,918	134
	SRA Holdings	6,168	134
[1]	Link And Motivation Inc.	38,000	134
	Elematec Corp.	14,728	133
	Kenko Mayonnaise Co. Ltd.	12,438	133
	Advan Group Co. Ltd.	20,987	132
	YAKUODO Holdings Co. Ltd.	9,552	132
[1]	Nippon Sharyo Ltd.	8,068	131
	JSP Corp.	11,248	130
	Koatsu Gas Kogyo Co. Ltd.	25,873	130
	Rokko Butter Co. Ltd.	10,944	130
	Shinnihon Corp.	23,682	130
	Nippon Beet Sugar Manufacturing Co. Ltd.	10,051	128
	Ubicom Holdings Inc.	5,800	127
*	Fujita Kanko Inc.	6,965	126
	Hochiki Corp.	13,600	126
	Nissin Corp.	10,549	126
	Asahi Co. Ltd.	12,343	126
	Sumida Corp.	19,355	125
*,1	Taiko Pharmaceutical Co. Ltd.	27,031	125
	Seika Corp.	9,954	124
	Arakawa Chemical Industries Ltd.	15,422	123
	Ministop Co. Ltd.	11,444	123
	Shimizu Bank Ltd.	10,263	123
[1]	Raccoon Holdings Inc.	11,547	123
	Sanei Architecture Planning Co. Ltd.	9,400	122
	ZIGExN Co. Ltd.	51,600	122
	Kanaden Corp.	16,616	121
	Achilles Corp.	12,130	121
	Takaoka Toko Co. Ltd.	9,752	121
	Japan Best Rescue System Co. Ltd.	15,400	121
	ST Corp.	10,349	120
	Nihon Chouzai Co. Ltd.	12,338	120
	Fixstars Corp.	18,700	119
	Iseki & Co. Ltd.	12,431	118
*	Optim Corp.	17,782	118
	Krosaki Harima Corp.	3,781	117
	Honeys Holdings Co. Ltd.	14,230	117
	Cosel Co. Ltd.	19,897	116
	Chiyoda Co. Ltd.	21,187	115
*	BrainPad Inc.	13,140	115
	Pronexus Inc.	13,931	114
	Fuso Pharmaceutical Industries Ltd.	6,867	113
	Hisaka Works Ltd.	19,202	113
	Tatsuta Electric Wire and Cable Co. Ltd.	31,744	113
*	Unitika Ltd.	52,343	113
*	WATAMI Co. Ltd.	15,818	113
	Inui Global Logistics Co. Ltd.	8,803	113
	Mars Group Holdings Corp.	8,558	112

56

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Sankyo Tateyama Inc.	24,977	112
	Sanoh Industrial Co. Ltd.	20,698	112
	Toa Corp. (XTKS)	20,697	112
	Kawada Technologies Inc.	4,080	112
	Akatsuki Inc.	4,800	111
	Ebase Co. Ltd.	33,400	111
	Yorozu Corp.	18,513	110
	Hito Communications Holdings Inc.	9,253	110
	Nitto Kohki Co. Ltd.	9,450	109
	Toa Oil Co. Ltd.	5,273	109
[1]	Furukawa Battery Co. Ltd.	11,763	109
*,1	Sourcenext Corp.	77,200	108
	Kyokuto Securities Co. Ltd.	20,100	108
	Artnature Inc.	19,006	108
	CAC Holdings Corp.	10,247	107
	Enigmo Inc.	27,100	107
	Aeon Fantasy Co. Ltd.	6,370	105
	Taisei Lamick Co. Ltd.	5,274	105
	Tomoku Co. Ltd.	9,056	104
	NEC Capital Solutions Ltd.	6,866	104
	Osaka Steel Co. Ltd.	9,448	102
	Maezawa Kyuso Industries Co. Ltd.	14,416	101
	Central Security Patrols Co. Ltd.	6,202	100
	Fuji Pharma Co. Ltd.	13,730	100
	Kojima Co. Ltd.	20,493	100
	LIFULL Co. Ltd.	57,339	100
	Foster Electric Co. Ltd.	18,598	99
	Okura Industrial Co. Ltd.	6,964	98
[1]	Zuiko Corp.	16,128	97
*	KLab Inc.	28,264	96
	Central Sports Co. Ltd.	5,146	94
	CMIC Holdings Co. Ltd.	8,158	94
	Yushin Precision Equipment Co. Ltd.	19,504	94
	Yamashin-Filter Corp.	35,599	94
*,1	Gunosy Inc.	11,600	93
	Tokyo Individualized Educational Institute Inc.	20,004	90
	Hokkan Holdings Ltd.	9,355	90
	Kamakura Shinsho Ltd.	20,500	90
	Tv Tokyo Holdings Corp.	5,674	89
	Oro Co. Ltd.	5,700	89
	MTI Ltd.	24,078	88
	Corona Corp. Class A	13,240	86
*	Godo Steel Ltd.	8,458	85
	Nihon Tokushu Toryo Co. Ltd.	13,800	85
	Mitsuba Corp.	30,939	84
	Kourakuen Holdings Corp.	8,557	83
	Sekisui Kasei Co. Ltd.	24,382	83
	Nisso Corp.	16,400	83
	Airport Facilities Co. Ltd.	19,815	82
	Chuo Spring Co. Ltd.	15,928	82
*	COOKPAD Inc.	39,391	82
	Tsutsumi Jewelry Co. Ltd.	5,567	81
*	Gurunavi Inc.	24,584	80
*	RPA Holdings Inc.	28,222	79
	Media Do Co. Ltd.	5,930	78
		Shares	Market Value• ($000)
*	Akebono Brake Industry Co. Ltd.	64,876	77
	I-PEX Inc.	6,966	76
[1]	Daisyo Corp.	8,858	71
[1]	Kitanotatsujin Corp.	54,100	71
	Ohara Inc.	8,300	70
*	TerraSky Co. Ltd.	6,890	70
	Wowow Inc.	5,849	69
	Nihon Trim Co. Ltd.	3,879	67
	Taiho Kogyo Co. Ltd.	13,235	65
	Cleanup Corp.	16,030	65
	Toho Co. Ltd.	7,459	65
[1]	Inaba Seisakusho Co. Ltd.	6,263	62
	Shimojima Co. Ltd.	8,651	62
	Chuetsu Pulp & Paper Co. Ltd.	8,359	60
*	FDK Corp.	10,764	60
	Linical Co. Ltd.	9,651	60
	Fibergate Inc.	6,726	60
	Gecoss Corp.	9,850	59
	Sac's Bar Holdings Inc.	14,616	57
*	Jamco Corp.	9,155	56
*	Right On Co. Ltd.	10,250	56
	Sanshin Electronics Co. Ltd.	4,700	55
*	CHIMNEY Co. Ltd.	5,968	53
*	Istyle Inc.	42,576	51
[1]	Kanamic Network Co. Ltd.	13,200	51
	Takamiya Co. Ltd.	17,916	49
	Ateam Inc.	8,657	48
	Robot Home Inc.	25,882	40
*	Tokyo Base Co. Ltd.	14,500	37
	PC Depot Corp.	15,100	36
	Takihyo Co. Ltd.	4,076	34
	Tokyo Rakutenchi Co. Ltd.	1,100	33
	Nakayama Steel Works Ltd.	9,829	32
*	Laox Co. Ltd.	16,883	22
*	Heroz Inc.	3,000	21
*	Edulab Inc.	525	2
			4,289,032
New Zealand (0.9%)
	Fisher & Paykel Healthcare Corp. Ltd.	598,205	8,221
	Spark New Zealand Ltd.	1,994,484	6,308
*	Auckland International Airport Ltd.	1,237,965	6,218
	Mainfreight Ltd.	85,316	4,466
	Contact Energy Ltd.	821,238	4,314
	Meridian Energy Ltd.	1,308,151	3,970
	Fletcher Building Ltd.	855,410	3,408
	EBOS Group Ltd.	112,299	3,063
	Infratil Ltd.	544,059	2,944
	Mercury NZ Ltd.	723,668	2,806
	Ryman Healthcare Ltd.	440,755	2,608
*	a2 Milk Co. Ltd.	777,241	2,463
	Chorus Ltd.	484,103	2,297
	Summerset Group Holdings Ltd.	246,819	1,859
	Goodman Property Trust	1,181,633	1,720
	SKYCITY Entertainment Group Ltd.	830,094	1,551
	Precinct Properties New Zealand Ltd.	1,522,265	1,488

57

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Freightways Ltd.	181,176	1,432
[3]	Z Energy Ltd.	513,635	1,248
	Kiwi Property Group Ltd.	1,743,844	1,189
	Genesis Energy Ltd.	580,315	1,072
[3]	Vital Healthcare Property Trust	441,725	890
*	Air New Zealand Ltd.	1,433,325	813
	Stride Property Group	577,512	737
	Argosy Property Ltd.	859,658	720
	Arvida Group Ltd.	682,099	720
	Heartland Group Holdings Ltd.	469,922	694
	Vector Ltd.	225,485	641
*	Pushpay Holdings Ltd.	725,665	612
	Skellerup Holdings Ltd.	163,873	604
	Oceania Healthcare Ltd.	746,193	495
	KMD Brands Ltd.	524,643	465
*,1	Pacific Edge Ltd.	676,906	391
[1]	Scales Corp. Ltd.	99,647	311
*	SKY Network Television Ltd.	166,225	287
*	Serko Ltd.	77,445	254
*	Tourism Holdings Ltd.	124,256	240
*	Vista Group International Ltd.	179,170	215
*,1	Synlait Milk Ltd.	89,863	205
	Restaurant Brands New Zealand Ltd.	23,921	199
*,3	Vital Healthcare Property Rights	51,724	—
			74,138
Singapore (3.3%)
	DBS Group Holdings Ltd.	1,886,113	45,758
	Oversea-Chinese Banking Corp. Ltd.	3,659,497	32,491
	United Overseas Bank Ltd.	1,350,890	28,917
	Singapore Telecommunications Ltd.	7,907,515	15,782
	CapitaLand Integrated Commercial Trust	5,205,671	8,723
*	Capitaland Investment Ltd.	2,709,905	8,217
	Keppel Corp. Ltd.	1,520,860	7,501
	Ascendas REIT	3,579,010	7,364
	Wilmar International Ltd.	2,187,016	6,972
	Singapore Exchange Ltd.	859,618	6,049
*	Singapore Airlines Ltd.	1,360,783	5,364
	Singapore Technologies Engineering Ltd.	1,623,330	4,781
	Mapletree Logistics Trust	3,385,672	4,348
	Mapletree Industrial Trust	1,888,121	3,548
	Genting Singapore Ltd.	6,058,294	3,517
	Venture Corp. Ltd.	276,116	3,390
	Frasers Logistics & Commercial Trust	2,989,756	3,113
	Mapletree Commercial Trust	2,242,137	3,016
	Suntec REIT	2,259,466	2,985
	City Developments Ltd.	478,917	2,936
	UOL Group Ltd.	536,097	2,817
	ComfortDelGro Corp. Ltd.	2,225,004	2,350
*	SATS Ltd.	705,041	2,302
		Shares	Market Value• ($000)
	Jardine Cycle & Carriage Ltd.	106,427	2,218
	NetLink NBN Trust	3,052,800	2,202
	Mapletree North Asia Commercial Trust	2,460,900	2,125
	Sembcorp Industries Ltd.	966,668	2,047
	Frasers Centrepoint Trust	1,100,843	1,939
	Keppel DC REIT	1,286,378	1,918
	Keppel REIT	2,184,982	1,914
[3]	SPH REIT	2,472,239	1,744
	Ascott Residence Trust	2,028,998	1,686
	Parkway Life REIT	442,454	1,542
	Golden Agri-Resources Ltd.	6,557,150	1,532
	ESR-REIT	5,383,137	1,510
	Keppel Infrastructure Trust	3,702,480	1,478
*	Sembcorp Marine Ltd.	17,372,525	1,362
	Hutchison Port Holdings Trust Class U	5,449,399	1,299
	Haw Par Corp. Ltd.	143,300	1,206
	CapitaLand China Trust	1,265,030	1,063
	Manulife US REIT	1,606,575	1,001
	AEM Holdings Ltd.	286,200	980
	Olam Group Ltd.	767,800	938
	Ascendas India Trust	945,500	854
	Raffles Medical Group Ltd.	965,037	833
	First Resources Ltd.	535,489	817
	CDL Hospitality Trusts	844,653	812
	Singapore Post Ltd.	1,516,329	779
	Cromwell European REIT	320,080	777
	Keppel Pacific Oak US REIT	960,000	695
	Starhill Global REIT	1,590,101	681
	OUE Commercial REIT	2,087,316	624
	iFAST Corp. Ltd.	159,400	572
	AIMS APAC REIT	547,900	560
	Far East Hospitality Trust	1,139,089	549
	StarHub Ltd.	601,070	545
	Sheng Siong Group Ltd.	428,899	474
	Wing Tai Holdings Ltd.	365,352	459
	Prime US REIT	603,753	445
	Sabana Industrial REIT	1,319,259	432
	UMS Holdings Ltd.	488,300	416
*	SIA Engineering Co. Ltd.	214,009	411
	Nanofilm Technologies International Ltd.	213,000	411
	Riverstone Holdings Ltd.	565,500	393
*	Thomson Medical Group Ltd.	6,192,700	360
	Lendlease Global Commercial REIT	533,300	305
	Frasers Hospitality Trust	626,900	291
	First REIT	1,044,508	236
	Lippo Malls Indonesia Retail Trust	5,016,496	216
	Silverlake Axis Ltd.	803,336	187
	Asian Pay Television Trust	1,761,217	168
	Bumitama Agri Ltd.	289,847	162
*	COSCO Shipping International Singapore Co. Ltd.	847,800	150
*,3	Best World International Ltd.	140,586	138

58

Pacific Stock Index Fund
		Shares	Market Value• ($000)
*	Yoma Strategic Holdings Ltd.	1,014,847	111
*,3	Eagle Hospitality Trust	700,500	96
*,1,3	Ezra Holdings Ltd.	1,786,900	14
*,3	Hyflux Ltd.	516,932	—
*,1	Ezion Holdings Ltd. Warrants Exp. 4/16/23	1,048,679	—
			258,918
South Korea (13.3%)
	Samsung Electronics Co. Ltd.	4,969,968	264,867
	SK Hynix Inc.	543,224	47,602
	Samsung Electronics Co. Ltd. Preference Shares	854,842	40,078
	NAVER Corp.	142,876	31,827
	Samsung SDI Co. Ltd.	55,746	26,555
	LG Chem Ltd.	52,498	21,501
	Hyundai Motor Co.	146,353	21,234
	Kakao Corp.	285,383	19,935
	KB Financial Group Inc.	409,569	19,055
	Kia Corp.	268,360	17,602
	Shinhan Financial Group Co. Ltd.	526,865	17,505
	Celltrion Inc.	113,928	15,765
	POSCO Holdings Inc.	68,333	15,602
	Hana Financial Group Inc.	304,344	11,299
	LG Electronics Inc.	119,946	10,863
	Hyundai Mobis Co. Ltd.	65,306	10,624
*,2	Samsung Biologics Co. Ltd.	15,011	9,901
[1]	HMM Co. Ltd.	440,824	9,771
*	SK Innovation Co. Ltd.	57,033	9,077
	Samsung C&T Corp.	85,999	7,781
	SK Inc.	36,819	7,730
	Samsung Electro-Mechanics Co. Ltd.	58,679	7,595
	KT&G Corp.	115,330	7,574
	Woori Financial Group Inc.	649,446	7,524
*,1	Doosan Heavy Industries & Construction Co. Ltd.	377,637	6,008
	NCSoft Corp.	17,779	5,888
*	Krafton Inc.	29,531	5,801
	Samsung Fire & Marine Insurance Co. Ltd.	34,343	5,693
[1]	LG Corp.	90,745	5,240
*	Korea Electric Power Corp.	269,912	4,925
	Korea Zinc Co. Ltd.	10,442	4,767
*	KakaoBank Corp.	143,813	4,754
*	Korean Air Lines Co. Ltd.	186,374	4,392
	LG Household & Health Care Ltd. Preference Shares	11,143	4,386
*	SK Square Co. Ltd.	102,156	4,220
	Samsung SDS Co. Ltd.	36,034	4,199
[1]	LG Innotek Co. Ltd.	14,977	4,064
	Celltrion Healthcare Co. Ltd.	78,972	3,977
*,1	L&F Co. Ltd.	23,041	3,898
*	HYBE Co. Ltd.	18,679	3,668
	S-Oil Corp.	43,657	3,572
	Samsung Life Insurance Co. Ltd.	67,943	3,493
		Shares	Market Value• ($000)
[1]	Ecopro BM Co. Ltd.	9,393	3,470
*	Samsung Engineering Co. Ltd.	169,398	3,456
	Coway Co. Ltd.	60,679	3,399
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	46,147	3,320
[1]	Hyundai Glovis Co. Ltd.	19,921	3,264
*	Samsung Heavy Industries Co. Ltd.	667,993	3,189
[1]	LG Display Co. Ltd.	237,893	3,108
[1]	POSCO Chemical Co. Ltd.	29,368	3,102
	Amorepacific Corp. Preference Shares	49,932	3,001
	Hyundai Steel Co.	81,683	2,776
	Hyundai Motor Co. Preference Shares (XKRS)	36,282	2,716
	LG Household & Health Care Ltd.	3,790	2,714
	Hyundai Engineering & Construction Co. Ltd.	77,063	2,681
*,2	SK IE Technology Co. Ltd.	27,197	2,679
*	Hanwha Solutions Corp.	103,123	2,592
	DB Insurance Co. Ltd.	47,953	2,561
	LG Uplus Corp.	229,346	2,534
	SK Telecom Co. Ltd.	55,658	2,511
*	Kangwon Land Inc.	119,247	2,506
	Hyundai Heavy Industries Holdings Co. Ltd.	54,000	2,480
	Lotte Chemical Corp.	15,758	2,432
[1]	Industrial Bank of Korea	271,995	2,413
	SKC Co. Ltd.	20,493	2,395
	Korea Aerospace Industries Ltd.	69,387	2,392
	CJ CheilJedang Corp.	7,588	2,386
[1]	Yuhan Corp.	48,204	2,322
*,1	HLB Inc.	95,334	2,320
	Korea Investment Holdings Co. Ltd.	40,942	2,270
[1]	E-MART Inc.	21,913	2,268
	Kumho Petrochemical Co. Ltd.	18,696	2,261
*	SK Bioscience Co. Ltd.	21,391	2,261
	Mirae Asset Securities Co. Ltd.	353,812	2,238
	Hankook Tire & Technology Co. Ltd.	78,802	2,163
	Samsung Securities Co. Ltd.	66,828	2,087
[1]	Hotel Shilla Co. Ltd.	32,453	2,065
	GS Engineering & Construction Corp.	62,438	2,056
	BNK Financial Group Inc.	323,172	2,004
	Meritz Fire & Marine Insurance Co. Ltd.	56,995	1,994
	DB HiTek Co. Ltd.	37,361	1,960
	F&F Co. Ltd.	17,085	1,886
	GS Holdings Corp.	53,526	1,849
	Hanmi Pharm Co. Ltd.	7,212	1,780
	Orion Corp.Republic of Korea	23,850	1,778
*,1	Pearl Abyss Corp.	33,242	1,770
*,1	SK Biopharmaceuticals Co. Ltd.	24,121	1,743

59

Pacific Stock Index Fund
		Shares	Market Value• ($000)
[1]	Hansol Chemical Co. Ltd.	8,860	1,705
	Hyundai Marine & Fire Insurance Co. Ltd.	65,273	1,682
	Amorepacific Corp.	11,817	1,682
[1]	OCI Co. Ltd.	19,311	1,595
*	Hyundai Heavy Industries Co. Ltd.	14,477	1,588
	Meritz Securities Co. Ltd.	305,461	1,579
	Hanwha Aerospace Co. Ltd.	37,231	1,558
	Hanon Systems	173,737	1,555
	Hyundai Motor Co. Preference Shares	20,653	1,533
	DL E&C Co. Ltd.	32,262	1,517
	Mando Corp.	35,391	1,501
*,1	Celltrion Pharm Inc.	20,649	1,501
	Shinsegae Inc.	7,605	1,482
	Cheil Worldwide Inc.	73,501	1,467
[1]	SK Chemicals Co. Ltd.	14,647	1,461
*,1	Hyundai Mipo Dockyard Co. Ltd.	21,802	1,431
	Fila Holdings Corp.	55,489	1,418
[2]	Netmarble Corp.	18,507	1,391
	LEENO Industrial Inc.	9,953	1,380
*,1	Alteogen Inc.	30,536	1,377
*	Kakao Games Corp.	28,996	1,356
	JYP Entertainment Corp.	29,081	1,349
	SD Biosensor Inc.	35,446	1,268
	AMOREPACIFIC Group	32,066	1,262
	Youngone Corp.	32,789	1,236
	Iljin Materials Co. Ltd.	18,007	1,234
[1]	Hyosung Advanced Materials Corp.	3,304	1,230
[1]	Ecopro Co. Ltd.	18,621	1,228
	NH Investment & Securities Co. Ltd.	143,464	1,224
	KCC Corp.	4,583	1,222
*,1	Hyundai Rotem Co. Ltd.	80,981	1,207
	LOTTE Fine Chemical Co. Ltd.	18,559	1,191
[1]	WONIK IPS Co. Ltd.	37,356	1,170
	S-1 Corp.	21,445	1,168
	CJ ENM Co. Ltd.	11,025	1,107
	KIWOOM Securities Co. Ltd.	14,372	1,073
	Pan Ocean Co. Ltd.	205,255	1,073
	JB Financial Group Co. Ltd.	151,225	1,070
[1]	Wemade Co. Ltd.	17,826	1,058
*,1	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	50,465	1,040
[1]	Hyosung TNC Corp.	3,192	1,031
*	Daewoo Engineering & Construction Co. Ltd.	193,119	1,024
	Posco International Corp.	52,161	1,013
	Hite Jinro Co. Ltd.	34,392	1,012
	Koh Young Technology Inc.	66,186	1,002
	Hyundai Department Store Co. Ltd.	16,744	997
[1]	LX Semicon Co. Ltd.	9,647	995
[1]	CS Wind Corp.	21,199	992
*,1	Hanjin Kal Corp.	21,901	990
	Kolon Industries Inc.	20,270	987
[1]	BGF retail Co. Ltd.	6,868	982
		Shares	Market Value• ($000)
[1]	Chunbo Co. Ltd.	4,497	976
	Seegene Inc.	30,713	974
	DGB Financial Group Inc.	135,813	957
	GS Retail Co. Ltd.	42,203	955
	CJ Corp.	13,824	944
	Hanwha Corp. Preference Shares	74,795	941
	SM Entertainment Co. Ltd.	17,590	938
[1]	Dongjin Semichem Co. Ltd.	31,157	918
*	CosmoAM&T Co. Ltd.	21,013	916
[1]	Green Cross Corp.	6,146	912
	LS Corp.	19,929	905
	Korea Gas Corp.	27,544	900
*	Wysiwyg Studios Co. Ltd.	34,500	893
	Meritz Financial Group Inc.	29,781	892
	Lotte Shopping Co. Ltd.	11,984	888
[1]	Dongkuk Steel Mill Co. Ltd.	59,765	874
	Samsung Card Co. Ltd.	32,586	863
	Soulbrain Co. Ltd.	4,403	847
*,1	Doosan Fuel Cell Co. Ltd.	31,119	845
*	CJ Logistics Corp.	8,696	842
	Hyundai Wia Corp.	16,441	839
*,1	Hyundai Bioscience Co. Ltd.	36,282	823
*	Shin Poong Pharmaceutical Co. Ltd.	34,513	823
*	LG Energy Solution	2,475	822
	Doosan Bobcat Inc.	25,123	816
[1]	Hanwha Systems Co. Ltd.	66,297	816
	Daeduck Electronics Co. Ltd.	34,328	815
*,1	KMW Co. Ltd.	30,907	796
[1]	Foosung Co. Ltd.	53,168	787
	NongShim Co. Ltd.	3,280	784
[1]	Eo Technics Co. Ltd.	8,913	781
[1]	Com2uSCorp	10,308	766
	KEPCO Engineering & Construction Co. Inc.	13,283	762
*	Hyundai Doosan Infracore Co. Ltd.	146,869	760
	Hyundai Elevator Co. Ltd.	27,047	759
	Lotte Corp.	27,956	754
[1]	SIMMTECH Co. Ltd.	19,411	748
	LX International Corp.	24,262	740
*	Chabiotech Co. Ltd.	49,658	730
	Chong Kun Dang Pharmaceutical Corp.	9,189	718
*	SOLUM Co. Ltd.	36,798	713
	ST Pharm Co. Ltd.	9,267	711
	SSANGYONG C&E Co. Ltd.	107,844	708
	LIG Nex1 Co. Ltd.	10,928	707
	Korean Reinsurance Co.	92,025	704
	People & Technology Inc.	17,854	703
	Daewoong Pharmaceutical Co. Ltd.	4,854	698
	ESR Kendall Square REIT Co. Ltd.	119,736	698

60

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	DL Holdings Co. Ltd.	14,176	691
[1]	Dongsuh Cos. Inc.	32,654	690
*	Genexine Inc.	21,602	684
*	Hanwha Life Insurance Co. Ltd.	292,062	677
*	HLB Life Science Co. Ltd.	83,252	675
	Solus Advanced Materials Co. Ltd.	11,914	669
	Hyosung Corp.	10,198	668
[1]	KEPCO Plant Service & Engineering Co. Ltd.	22,283	666
[1]	Daejoo Electronic Materials Co. Ltd.	10,265	662
	Dawonsys Co. Ltd.	28,487	661
*,1	Paradise Co. Ltd.	49,997	651
*	Hugel Inc.	6,561	646
*	GeneOne Life Science Inc.	73,418	643
	LOTTE REIT Co. Ltd.	135,321	639
	Douzone Bizon Co. Ltd.	19,851	635
*,1	Naturecell Co. Ltd.	47,607	634
	AfreecaTV Co. Ltd.	7,335	629
*	Hana Tour Service Inc.	9,665	628
[1]	Hanssem Co. Ltd.	10,069	623
	Mirae Asset Securities Co. Ltd. Preference Shares	176,860	621
	LS Electric Co. Ltd.	16,447	618
[1]	Green Cross Holdings Corp.	34,961	608
	SFA Engineering Corp.	19,312	604
	MegaStudyEdu Co. Ltd.	7,878	592
[1]	Jusung Engineering Co. Ltd.	35,485	589
[1]	HDC Hyundai Development Co-Engineering & Construction Class E	49,407	584
	Hanmi Semiconductor Co. Ltd.	49,076	583
*	LegoChem Biosciences Inc.	17,136	575
[1]	IS Dongseo Co. Ltd.	13,625	573
[1]	Hanmi Science Co. Ltd.	14,083	568
	SK Networks Co. Ltd.	147,072	561
	Kolmar Korea Co. Ltd.	15,152	560
	Innox Advanced Materials Co. Ltd.	14,365	556
*	Asiana Airlines Inc.	35,035	554
*,1	Helixmith Co. Ltd.	33,430	554
*	Hanall Biopharma Co. Ltd.	37,629	543
*,1	Taihan Electric Wire Co. Ltd.	379,393	540
*	NHN Corp.	19,507	538
[1]	BH Co. Ltd.	24,962	530
*,1	Oscotec Inc.	24,792	529
[1]	Cosmax Inc.	7,847	528
	NICE Information Service Co. Ltd.	36,118	525
*	Pharmicell Co. Ltd.	58,735	525
[1]	PI Advanced Materials Co. Ltd.	13,926	525
[1]	Daewoong Co. Ltd.	21,632	513
[1]	Ahnlab Inc.	6,219	510
*,1	ABLBio Inc.	25,777	510
	Hyundai Autoever Corp.	4,871	510
		Shares	Market Value• ($000)
	Sebang Global Battery Co. Ltd.	8,476	506
*	Bioneer Corp.	21,115	506
*	Eubiologics Co. Ltd.	33,263	498
*	Creative & Innovative System	47,617	497
	Lotte Chilsung Beverage Co. Ltd.	3,461	496
*	Medytox Inc.	4,568	490
[1]	Tokai Carbon Korea Co. Ltd.	4,410	490
*	Sam Chun Dang Pharm Co. Ltd.	13,756	486
[1]	Zinus Inc.	9,483	483
*	Kumho Tire Co. Inc.	140,716	478
*	NKMax Co. Ltd.	29,071	478
[1]	Ottogi Corp.	1,285	477
[1]	Poongsan Corp.	18,952	477
	Innocean Worldwide Inc.	12,369	477
	Daishin Securities Co. Ltd.	34,144	475
[1]	YG Entertainment Inc.	10,657	473
*	HJ Shipbuilding & Construction Co. Ltd.	75,504	471
	JR Global REIT	100,401	470
	KCC Glass Corp.	9,590	467
*	TY Holdings Co. Ltd.	23,269	466
[1]	Eugene Technology Co. Ltd.	13,794	464
	Taekwang Industrial Co. Ltd.	565	454
*	GC Cell Corp.	8,626	452
*,1	CJ CGV Co. Ltd.	20,767	449
	Ecopro HN Co. Ltd.	11,479	447
*,1	Amicogen Inc.	17,718	444
*	Hana Micron Inc.	31,814	444
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	3,435	442
*,1	NEPES Corp.	18,577	442
	DongKook Pharmaceutical Co. Ltd.	24,831	441
	Hanwha Investment & Securities Co. Ltd.	117,242	440
	PharmaResearch Co. Ltd.	5,995	438
	Park Systems Corp.	4,897	435
	Mcnex Co. Ltd.	12,363	432
*	Vidente Co. Ltd.	39,386	430
[1]	Doosan Co. Ltd.	6,092	427
	Daou Technology Inc.	26,008	425
*	GemVax & Kael Co. Ltd.	36,540	424
*,1	Studio Dragon Corp.	6,387	419
[1]	Osstem Implant Co. Ltd.	4,662	418
*	Eoflow Co. Ltd.	23,132	412
	Lutronic Corp.	19,813	411
*	Duk San Neolux Co. Ltd.	12,436	408
	HK inno N Corp.	12,822	408
*,1	SFA Semicon Co. Ltd.	79,370	407
	GOLFZON Co. Ltd.	3,185	407
*	Hyosung Chemical Corp.	2,300	406
	Harim Holdings Co. Ltd.	47,103	406
	Samyang Holdings Corp.	5,919	405
[1]	Hyundai Greenfood Co. Ltd.	55,838	403
[1]	Seoul Semiconductor Co. Ltd.	37,584	400

61

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Korea Electric Terminal Co. Ltd.	7,203	397
	Partron Co. Ltd.	43,174	397
[1]	Tesna Inc.	10,627	397
	Handsome Co. Ltd.	14,103	393
[1]	DoubleUGames Co. Ltd.	10,014	391
*	BNC Korea Co. Ltd.	46,551	391
	Intellian Technologies Inc.	6,374	391
*	Danal Co. Ltd.	51,829	386
*,1	Lotte Tour Development Co. Ltd.	29,908	385
	Hanjin Transportation Co. Ltd.	14,714	383
[1]	Daesang Corp.	19,102	382
	L&C Bio Co. Ltd.	12,180	382
*	Hyundai Electric & Energy System Co. Ltd.	22,305	381
*	iNtRON Biotechnology Inc.	26,933	381
*	NHN KCP Corp.	23,149	381
	Hyundai Construction Equipment Co. Ltd.	12,980	379
[1]	RFHIC Corp.	16,829	377
*	Myoung Shin Industrial Co. Ltd.	21,174	373
[1]	Huchems Fine Chemical Corp.	21,008	369
[1]	S&S Tech Corp.	16,782	365
*	Vaxcell-Bio Therapeutics Co. Ltd.	10,142	358
	Dentium Co. Ltd.	6,700	357
*	UniTest Inc.	17,836	357
	Boryung Pharmaceutical Co. Ltd.	34,542	355
	Korea Petrochemical Ind Co. Ltd.	2,990	354
	INTOPS Co. Ltd.	11,987	354
*,1	Cellivery Therapeutics Inc.	12,766	351
[1]	Bukwang Pharmaceutical Co. Ltd.	37,601	350
[1]	Hansae Co. Ltd.	16,903	346
*,1	Yungjin Pharmaceutical Co. Ltd.	88,743	345
[1]	SK Discovery Co. Ltd.	10,400	341
	JW Pharmaceutical Corp.	13,916	337
	Daishin Securities Co. Ltd. Preference Shares	27,511	333
	Sangsangin Co. Ltd.	37,058	333
	SL Corp.	15,750	331
*	Com2uS Holdings Corp.	4,974	328
	Songwon Industrial Co. Ltd.	15,319	325
	Samwha Capacitor Co. Ltd.	7,443	321
*,1	MedPacto Inc.	12,799	320
	Humasis Co. Ltd.	33,013	320
*	LX Holdings Corp.	39,991	314
*,1	Ananti Inc.	45,311	312
	Hankook & Co. Co. Ltd.	27,192	311
*	Korea Line Corp.	147,340	310
	Seojin System Co. Ltd.	19,950	304
*	Webzen Inc.	17,380	303
		Shares	Market Value• ($000)
*	DIO Corp.	11,232	302
	Dong-A Socio Holdings Co. Ltd.	3,353	301
[1]	TES Co. Ltd.	13,707	300
	Korea Real Estate Investment & Trust Co. Ltd.	171,141	298
*	Hyosung Heavy Industries Corp.	6,761	295
	Hanil Cement Co. Ltd.	18,049	292
	Shinsegae International Inc.	11,735	291
	LF Corp.	18,540	287
[1]	KH Vatec Co. Ltd.	18,069	286
*	Hanwha General Insurance Co. Ltd.	76,569	286
	Young Poong Corp.	523	282
	Dongwon Industries Co. Ltd.	1,422	280
*	Binex Co. Ltd.	22,811	278
	SNT Motiv Co. Ltd.	7,343	276
*,1	Insun ENT Co. Ltd.	31,364	275
	NICE Holdings Co. Ltd.	19,655	266
*,1	Ace Technologies Corp.	32,795	266
*	CMG Pharmaceutical Co. Ltd.	103,659	264
*	Hancom Inc.	16,467	264
	Orion Holdings Corp.	22,426	262
*	Medipost Co. Ltd.	14,608	262
[1]	Advanced Process Systems Corp.	13,743	261
	LX Hausys Ltd.	5,605	259
*	Shinsung E&G Co. Ltd.	173,262	258
[1]	Seobu T&D	30,490	257
	SK Securities Co. Ltd.	373,367	254
	Samchully Co. Ltd.	2,803	253
*	Next Science Co. Ltd.	40,900	251
*	Komipharm International Co. Ltd.	35,613	250
	Halla Holdings Corp.	7,534	250
	Ilyang Pharmaceutical Co. Ltd.	12,745	249
[1]	Posco ICT Co. Ltd.	51,039	248
*,1	Mezzion Pharma Co. Ltd.	15,702	248
	Hyundai Home Shopping Network Corp.	5,188	247
[1]	ENF Technology Co. Ltd.	8,969	247
*	Giantstep Inc.	10,609	246
	InBody Co. Ltd.	10,671	245
	Dong-A ST Co. Ltd.	4,366	242
	Yuanta Securities Korea Co. Ltd.	85,453	241
	Youngone Holdings Co. Ltd.	5,879	239
*	Modetour Network Inc.	13,449	238
	Youlchon Chemical Co. Ltd.	13,284	237
*,1	CrystalGenomics Inc.	58,847	237
	Mirae Asset Life Insurance Co. Ltd.	75,034	237
	Nature Holdings Co. Ltd.	8,639	234
	Tongyang Inc.	187,196	232
*	Solid Inc.	44,222	230
	HS Industries Co. Ltd.	48,529	229
	Vieworks Co. Ltd.	7,236	228
*	Inscobee Inc.	103,073	227
	Binggrae Co. Ltd.	5,135	224

62

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	KISWIRE Ltd.	10,178	224
	LOTTE Himart Co. Ltd.	12,014	223
*	Sambu Engineering & Construction Co. Ltd.	105,582	221
	SK Gas Ltd.	2,328	220
	KUMHOE&C Co. Ltd.	26,926	220
	Korea United Pharm Inc.	9,469	220
	HDC Holdings Co. Ltd.	38,508	219
	Huons Co. Ltd.	6,404	218
	i-SENS Inc.	9,358	214
*	Neowiz	12,785	209
*,1	Kuk-il Paper Manufacturing Co. Ltd.	80,060	209
	Samsung SDI Co. Ltd. Preference Shares	881	209
	Namhae Chemical Corp.	18,726	208
*,1	Daea TI Co. Ltd.	60,116	208
	Hyundai Bioland Co. Ltd.	14,601	208
*,1	Grand Korea Leisure Co. Ltd.	16,802	204
	Hansol Paper Co. Ltd.	17,457	202
[1,3]	Gradiant Corp.	54,673	193
*	OliX Pharmaceuticals Inc.	10,430	192
[1]	ITM Semiconductor Co. Ltd.	6,778	189
	Tongyang Life Insurance Co. Ltd.	34,530	184
	iMarketKorea Inc.	21,771	184
*	KH Feelux Co. Ltd.	102,348	182
	Nexen Tire Corp.	33,001	179
*	Samsung Pharmaceutical Co. Ltd.	56,690	178
	OptoElectronics Solutions Co. Ltd.	7,791	175
*	Namsun Aluminum Co. Ltd.	73,435	175
	Taeyoung Engineering & Construction Co. Ltd.	22,118	173
	Maeil Dairies Co. Ltd.	3,138	172
	Sungwoo Hitech Co. Ltd.	44,102	171
	KTB Investment & Securities Co. Ltd.	46,244	171
	Eugene Investment & Securities Co. Ltd.	64,747	167
	Kwang Dong Pharmaceutical Co. Ltd.	28,923	166
[1]	Cuckoo Homesys Co. Ltd.	5,915	164
	Chongkundang Holdings Corp.	2,972	163
	Seah Besteel Corp.	11,393	163
	Namyang Dairy Products Co. Ltd.	504	162
	SPC Samlip Co. Ltd.	2,283	162
*,1	Cafe24 Corp.	10,798	160
*	Enzychem Lifesciences Corp.	9,163	160
*,3	S-MAC Co. Ltd.	59,798	160
	KC Tech Co. Ltd.	9,680	159
	Dongwon F&B Co. Ltd.	1,109	156
	KISCO Corp.	21,795	156
	Dae Han Flour Mills Co. Ltd.	1,098	155
	CJ Freshway Corp.	4,781	155
		Shares	Market Value• ($000)
	Samyang Corp.	3,573	155
	CJ CheilJedang Corp. Preference Shares	1,096	154
	Jeil Pharmaceutical Co. Ltd.	7,294	153
*	HLB Therapeutics Co. Ltd.	22,746	152
	Korea Asset In Trust Co. Ltd.	48,193	149
*	Interflex Co. Ltd.	11,070	146
*	AbClon Inc.	11,854	145
	KC Co. Ltd.	8,089	142
*	Hansol Technics Co. Ltd.	26,180	142
	Kolon Corp.	6,437	141
	Sung Kwang Bend Co. Ltd.	18,185	139
[1]	Woongjin Thinkbig Co. Ltd.	59,387	138
	Lotte Confectionery Co. Ltd.	1,403	138
*	Cellid Co. Ltd.	7,185	136
*	Wonik Holdings Co. Ltd.	34,924	135
	Daeduck Co. Ltd.	21,369	133
*	STCUBE	30,471	131
	E1 Corp.	3,252	129
*	Aprogen pharmaceuticals Inc.	199,372	128
	KT Skylife Co. Ltd.	17,601	128
	ICD Co. Ltd.	14,626	127
	LG HelloVision Co. Ltd.	25,075	127
	DB Financial Investment Co. Ltd.	24,552	126
*	Lock&Lock Co. Ltd.	15,263	126
	Eusu Holdings Co. Ltd.	25,616	124
*	Eyegene Inc.	18,918	124
	Byucksan Corp.	39,891	123
*,1,3	SillaJen Inc.	48,243	123
	Huons Global Co. Ltd.	5,419	121
	Hyundai Corp.	8,066	119
*	Peptron Inc.	15,974	119
	Hankook Shell Oil Co. Ltd.	577	116
*	Toptec Co. Ltd.	17,206	116
	Kyobo Securities Co. Ltd.	18,545	115
	Hansol Holdings Co. Ltd.	40,157	113
*	Dongsung Pharmaceutical Co. Ltd.	17,023	113
	Sindoh Co. Ltd.	4,224	110
	BGF Co. Ltd.	24,184	109
	TK Corp.	12,480	106
	Kolmar Korea Holdings Co. Ltd.	5,952	106
*,1	Telcon RF Pharmaceutical Inc.	65,678	106
	Soulbrain Holdings Co. Ltd.	4,749	106
*	Eutilex Co. Ltd.	9,539	106
*	Able C&C Co. Ltd.	17,353	105
*	Anterogen Co. Ltd.	5,519	105
	Hanil Holdings Co. Ltd.	9,726	103
	Muhak Co. Ltd.	13,199	98
	Sam Young Electronics Co. Ltd.	11,203	95
*	CUROCOM Co. Ltd.	103,893	94
	Humedix Co. Ltd.	5,513	92

63

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Hyundai Livart Furniture Co. Ltd.	7,935	92
	Lotte Food Co. Ltd.	327	89
	SNT Dynamics Co. Ltd.	12,792	89
	Aekyung Industrial Co. Ltd.	5,626	88
	Cuckoo Holdings Co. Ltd.	5,760	85
*	SCM Lifescience Co. Ltd.	9,630	82
	Hyundai Engineering & Construction Co. Ltd. Preference Shares	1,249	73
	LG Chem Ltd. Preference Shares	354	70
	Dae Hwa Pharmaceutical Co. Ltd.	10,363	68
*	Homecast Co. Ltd.	27,476	67
	F&F Holdings Co. Ltd.	3,178	65
*,3	Y2 Solution Co. Ltd.	48,272	47
	Daekyo Co. Ltd.	13,375	43
*	Solus Advanced Materials Rights Exp. 5/10/22	1,761	32
	Cell Biotech Co. Ltd.	1,948	25
*	Coreana Cosmetics Co. Ltd.	5,685	21
	AK Holdings Inc.	1,202	20
*	Stcube Inc. Rights Exp. 5/20/22	11,001	4
			1,054,488
Total Common Stocks (Cost $8,408,693)			7,838,398
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[4,5]	Vanguard Market Liquidity Fund, 0.409% (Cost $91,559)	915,713	91,562
Total Investments (100.2%) (Cost $8,500,252)			7,929,960
Other Assets and Liabilities—Net (-0.2%)			(12,052)
Net Assets (100%)			7,917,908
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $75,801,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the aggregate value was $42,569,000, representing 0.5% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $80,226,000 was received for securities on loan, of which $80,170,000 is held in Vanguard Market Liquidity Fund and $56,000 is held in cash.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.
64

Pacific Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
KOSPI 200 Index	June 2022	180	12,741	3
S&P ASX 200 Index	June 2022	168	21,986	462
Topix Index	June 2022	293	42,965	620
				1,085

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	6/15/22	AUD	18,754	USD	14,088	—	(826)
Bank of America, N.A.	6/15/22	AUD	9,730	USD	6,947	—	(66)
HSBC Bank plc	6/15/22	JPY	3,788,001	USD	32,822	—	(3,585)
Barclays Bank plc	6/15/22	KRW	5,149,195	USD	4,078	22	—
State Street Bank & Trust Co.	6/15/22	USD	2,320	AUD	3,158	87	—
Royal Bank of Canada	6/15/22	USD	586	HKD	4,575	2	—
UBS AG	6/15/22	USD	27,754	JPY	3,418,802	1,366	—
Deutsche Bank AG	6/15/22	USD	9,464	JPY	1,152,685	567	—
State Street Bank & Trust Co.	6/15/22	USD	1,698	KRW	2,096,101	28	—
						2,072	(4,477)
AUD—Australian dollar.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
USD—U.S. dollar.
At April 30, 2022, the counterparties had deposited in segregated accounts securities with a value of $1,631,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
65

Pacific Stock Index Fund
Statement of Assets and Liabilities
As of April 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $8,408,693)	7,838,398
Affiliated Issuers (Cost $91,559)	91,562
Total Investments in Securities	7,929,960
Investment in Vanguard	287
Cash	56
Cash Collateral Pledged—Futures Contracts	4,718
Cash Collateral Pledged—Forward Currency Contracts	4,440
Foreign Currency, at Value (Cost $4,423)	4,420
Receivables for Investment Securities Sold	6,656
Receivables for Accrued Income	51,989
Receivables for Capital Shares Issued	410
Variation Margin Receivable—Futures Contracts	1,400
Unrealized Appreciation—Forward Currency Contracts	2,072
Other Assets	1,844
Total Assets	8,008,252
Liabilities
Due to Custodian	272
Payables for Investment Securities Purchased	3,639
Collateral for Securities on Loan	80,226
Payables for Capital Shares Redeemed	1,444
Payables to Vanguard	286
Unrealized Depreciation—Forward Currency Contracts	4,477
Total Liabilities	90,344
Net Assets	7,917,908
1 Includes $75,801 of securities on loan.
66

Pacific Stock Index Fund
Statement of Assets and Liabilities (continued)
At April 30, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	8,805,708
Total Distributable Earnings (Loss)	(887,800)
Net Assets	7,917,908

Investor Shares—Net Assets
Applicable to 759,261 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,963
Net Asset Value Per Share—Investor Shares	$13.12

ETF Shares—Net Assets
Applicable to 74,599,780 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,134,997
Net Asset Value Per Share—ETF Shares	$68.83

Admiral Shares—Net Assets
Applicable to 28,733,892 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,446,830
Net Asset Value Per Share—Admiral Shares	$85.15

Institutional Shares—Net Assets
Applicable to 25,030,400 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	326,118
Net Asset Value Per Share—Institutional Shares	$13.03

See accompanying Notes, which are an integral part of the Financial Statements.
67

Pacific Stock Index Fund
Statement of Operations

Six Months Ended April 30, 2022
($000)
Investment Income
Income
Dividends[1]	122,752
Interest[2]	12
Securities Lending—Net	1,419
Total Income	124,183
Expenses
The Vanguard Group—Note B
Investment Advisory Services	462
Management and Administrative—Investor Shares	9
Management and Administrative—ETF Shares	1,554
Management and Administrative—Admiral Shares	1,027
Management and Administrative—Institutional Shares	92
Marketing and Distribution—Investor Shares	—
Marketing and Distribution—ETF Shares	70
Marketing and Distribution—Admiral Shares	55
Marketing and Distribution—Institutional Shares	7
Custodian Fees	295
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—ETF Shares	99
Shareholders’ Reports—Admiral Shares	17
Shareholders’ Reports—Institutional Shares	18
Trustees’ Fees and Expenses	2
Other Expenses	17
Total Expenses	3,726
Net Investment Income	120,457
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(48,188)
Futures Contracts	(6,056)
Forward Currency Contracts	(1,496)
Foreign Currencies	(802)
Realized Net Gain (Loss)	(56,542)
68

Pacific Stock Index Fund
Statement of Operations (continued)
Six Months Ended April 30, 2022
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(1,275,643)
Futures Contracts	2,713
Forward Currency Contracts	(1,773)
Foreign Currencies	(2,728)
Change in Unrealized Appreciation (Depreciation)	(1,277,431)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,213,516)
1	Dividends are net of foreign withholding taxes of $10,297,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $12,000, ($28,000), $1,000, and $3,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $57,719,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
69

Pacific Stock Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	120,457	204,877
Realized Net Gain (Loss)	(56,542)	(9,452)
Change in Unrealized Appreciation (Depreciation)	(1,277,431)	1,283,609
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,213,516)	1,479,034
Distributions
Investor Shares	(218)	(265)
ETF Shares	(110,855)	(116,979)
Admiral Shares	(53,119)	(65,199)
Institutional Shares	(7,533)	(10,274)
Total Distributions	(171,725)	(192,717)
Capital Share Transactions
Investor Shares	(298)	241
ETF Shares	571,329	1,097,611
Admiral Shares	36,904	89,575
Institutional Shares	(28,972)	(68,312)
Net Increase (Decrease) from Capital Share Transactions	578,963	1,119,115
Total Increase (Decrease)	(806,278)	2,405,432
Net Assets
Beginning of Period	8,724,186	6,318,754
End of Period	7,917,908	8,724,186

See accompanying Notes, which are an integral part of the Financial Statements.
70

Pacific Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$15.40	$12.79	$13.01	$12.24	$13.56	$11.42
Investment Operations
Net Investment Income[1]	.188	.349	.283	.309	.347	.295
Net Realized and Unrealized Gain (Loss) on Investments	(2.189)	2.600	(.209)	.801	(1.336)	2.141
Total from Investment Operations	(2.001)	2.949	.074	1.110	(.989)	2.436
Distributions
Dividends from Net Investment Income	(.279)	(.339)	(.294)	(.340)	(.331)	(.296)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.279)	(.339)	(.294)	(.340)	(.331)	(.296)
Net Asset Value, End of Period	$13.12	$15.40	$12.79	$13.01	$12.24	$13.56
Total Return[2]	-13.20%	23.09%	0.52%	9.39%	-7.53%	21.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10	$12	$10	$11	$225	$296
Ratio of Total Expenses to Average Net Assets	0.23%	0.23%	0.23%	0.23%	0.23%	0.26%
Ratio of Net Investment Income to Average Net Assets	2.58%	2.25%	2.28%	2.50%	2.51%	2.44%
Portfolio Turnover Rate[3]	3%	5%	4%	4%	4%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Pacific Stock Index Fund
Financial Highlights
FTSE Pacific ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$80.80	$67.11	$68.25	$64.24	$71.13	$59.92
Investment Operations
Net Investment Income[1]	1.055	1.993	1.577	1.823	1.895	1.677
Net Realized and Unrealized Gain (Loss) on Investments	(11.502)	13.594	(1.091)	4.071	(6.940)	11.195
Total from Investment Operations	(10.447)	15.587	.486	5.894	(5.045)	12.872
Distributions
Dividends from Net Investment Income	(1.523)	(1.897)	(1.626)	(1.884)	(1.845)	(1.662)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.523)	(1.897)	(1.626)	(1.884)	(1.845)	(1.662)
Net Asset Value, End of Period	$68.83	$80.80	$67.11	$68.25	$64.24	$71.13
Total Return	-13.12%	23.27%	0.68%	9.53%	-7.34%	21.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,135	$5,463	$3,630	$3,708	$3,927	$5,015
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.77%	2.45%	2.42%	2.80%	2.65%	2.60%
Portfolio Turnover Rate[2]	3%	5%	4%	4%	4%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Pacific Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$99.94	$83.00	$84.41	$79.43	$87.97	$74.10
Investment Operations
Net Investment Income[1]	1.293	2.399	1.938	2.251	2.360	2.049
Net Realized and Unrealized Gain (Loss) on Investments	(14.210)	16.866	(1.354)	5.031	(8.618)	13.876
Total from Investment Operations	(12.917)	19.265	.584	7.282	(6.258)	15.925
Distributions
Dividends from Net Investment Income	(1.873)	(2.325)	(1.994)	(2.302)	(2.282)	(2.055)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.873)	(2.325)	(1.994)	(2.302)	(2.282)	(2.055)
Net Asset Value, End of Period	$85.15	$99.94	$83.00	$84.41	$79.43	$87.97
Total Return[2]	-13.13%	23.25%	0.66%	9.50%	-7.36%	21.90%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,447	$2,834	$2,279	$2,493	$2,202	$2,388
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.74%	2.39%	2.40%	2.80%	2.64%	2.60%
Portfolio Turnover Rate[3]	3%	5%	4%	4%	4%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Pacific Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$15.29	$12.70	$12.91	$12.15	$13.46	$11.34
Investment Operations
Net Investment Income[1]	.197	.366	.296	.346	.364	.320
Net Realized and Unrealized Gain (Loss) on Investments	(2.169)	2.582	(.199)	.770	(1.323)	2.118
Total from Investment Operations	(1.972)	2.948	.097	1.116	(.959)	2.438
Distributions
Dividends from Net Investment Income	(.288)	(.358)	(.307)	(.356)	(.351)	(.318)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.288)	(.358)	(.307)	(.356)	(.351)	(.318)
Net Asset Value, End of Period	$13.03	$15.29	$12.70	$12.91	$12.15	$13.46
Total Return	-13.11%	23.25%	0.72%	9.51%	-7.37%	21.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$326	$416	$400	$508	$443	$408
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.72%	2.39%	2.40%	2.81%	2.66%	2.62%
Portfolio Turnover Rate[2]	3%	5%	4%	4%	4%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Pacific Stock Index Fund
Notes to Financial Statements
Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Pacific ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Further, at April 30, 2022, the fund had a concentration of its investments in securities issued in Japan, and the performance of such investments may be impacted by the country's social, political, and economic conditions.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated
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Pacific Stock Index Fund
with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
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Pacific Stock Index Fund
During the six months ended April 30, 2022, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple
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Pacific Stock Index Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2022, the fund had contributed to Vanguard capital in the amount of $287,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
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Pacific Stock Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	—	7,830,705	7,693	7,838,398
Temporary Cash Investments	91,562	—	—	91,562
Total	91,562	7,830,705	7,693	7,929,960
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,085	—	—	1,085
Forward Currency Contracts	—	2,072	—	2,072
Total	1,085	2,072	—	3,157
Liabilities
Forward Currency Contracts	—	4,477	—	4,477
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At April 30, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	1,085	—	1,085
Unrealized Appreciation—Forward Currency Contracts	—	2,072	2,072
Total Assets	1,085	2,072	3,157

Unrealized Depreciation—Forward Currency Contracts	—	4,477	4,477
Total Liabilities	—	4,477	4,477
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2022, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(6,056)	—	(6,056)
79

Pacific Stock Index Fund
	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Forward Currency Contracts	—	(1,496)	(1,496)
Realized Net Gain (Loss) on Derivatives	(6,056)	(1,496)	(7,552)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	2,713	—	2,713
Forward Currency Contracts	—	(1,773)	(1,773)
Change in Unrealized Appreciation (Depreciation) on Derivatives	2,713	(1,773)	940
E.	As of April 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,608,628
Gross Unrealized Appreciation	1,144,800
Gross Unrealized Depreciation	(1,824,788)
Net Unrealized Appreciation (Depreciation)	(679,988)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2021, the fund had available capital losses totaling $242,473,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2022, the fund purchased $949,266,000 of investment securities and sold $458,398,000 of investment securities, other than temporary cash investments. Purchases and sales include $541,068,000 and $160,870,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	604	40	2,019	131
Issued in Lieu of Cash Distributions	218	15	265	17
Redeemed	(1,120)	(77)	(2,043)	(132)
Net Increase (Decrease)—Investor Shares	(298)	(22)	241	16
80

Pacific Stock Index Fund
	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	756,833	9,593	1,267,655	15,614
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(185,504)	(2,600)	(170,044)	(2,100)
Net Increase (Decrease)—ETF Shares	571,329	6,993	1,097,611	13,514
Admiral Shares
Issued	143,200	1,525	354,619	3,543
Issued in Lieu of Cash Distributions	42,851	447	52,662	529
Redeemed	(149,147)	(1,592)	(317,706)	(3,175)
Net Increase (Decrease)—Admiral Shares	36,904	380	89,575	897
Institutional Shares
Issued	23,469	1,650	70,526	4,592
Issued in Lieu of Cash Distributions	5,861	399	8,184	539
Redeemed	(58,302)	(4,198)	(147,022)	(9,454)
Net Increase (Decrease)—Institutional Shares	(28,972)	(2,149)	(68,312)	(4,323)
H.	Management has determined that no events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in these financial statements.
81

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the funds’ investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.
82

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
83

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard International Equity Index Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard European Stock Index Fund, and Vanguard Pacific Stock Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.
84

London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.
85

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q722 062022

Semiannual Report   |   April 30, 2022
Vanguard Total World Stock Index Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	149
Liquidity Risk Management	151

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2022
	Beginning Account Value 10/31/2021	Ending Account Value 4/30/2022	Expenses Paid During Period
Based on Actual Fund Return
Total World Stock Index Fund
ETF Shares	$1,000.00	$879.70	$0.33
Admiral™ Shares	1,000.00	879.30	0.47
Institutional Shares	1,000.00	879.50	0.37
Based on Hypothetical 5% Yearly Return
Total World Stock Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.35
Admiral Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.40	0.40
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.07% for ETF Shares, 0.10% for Admiral Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Total World Stock Index Fund
Fund Allocation
As of April 30, 2022
United States	59.3%
Japan	6.0
United Kingdom	4.1
China	3.3
Canada	3.2
France	2.5
Switzerland	2.4
Australia	2.2
Germany	2.2
Taiwan	1.9
India	1.7
South Korea	1.5
Netherlands	1.0
Other	8.7
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

Total World Stock Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (99.4%)
Australia (2.2%)
BHP Group Ltd.	2,399,265	80,172
Commonwealth Bank of Australia	814,253	59,183
CSL Ltd.	227,271	43,375
National Australia Bank Ltd.	1,547,572	35,329
Westpac Banking Corp.	1,674,360	28,029
Australia & New Zealand Banking Group Ltd.	1,346,443	25,622
Macquarie Group Ltd.	165,203	23,783
Wesfarmers Ltd.	540,836	18,715
Woolworths Group Ltd.	576,703	15,602
Transurban Group (XASX)	1,446,263	14,523
Goodman Group	871,366	14,503
Rio Tinto Ltd.	178,642	14,131
Fortescue Metals Group Ltd.	758,046	11,456
Woodside Petroleum Ltd.	457,052	9,944
Santos Ltd.	1,468,117	8,204
Coles Group Ltd.	607,736	7,991
Amcor plc GDR	668,605	7,927
Aristocrat Leisure Ltd.	316,342	7,340
South32 Ltd.	2,202,222	7,334
Newcrest Mining Ltd.	389,646	7,317
James Hardie Industries plc GDR	213,354	6,151
QBE Insurance Group Ltd.	697,409	6,017
Sonic Healthcare Ltd.	225,963	5,836
ASX Ltd.	93,298	5,641
Telstra Corp. Ltd.	1,954,745	5,549
Scentre Group	2,468,975	5,144
Brambles Ltd.	687,459	5,076
Cochlear Ltd.	30,315	4,883
Suncorp Group Ltd.	601,428	4,829
Ramsay Health Care Ltd.	83,132	4,718
		Shares	Market Value• ($000)
	Computershare Ltd. (XASX)	257,840	4,546
	APA Group	561,876	4,515
	Dexus (XASX)	520,176	4,067
	Origin Energy Ltd.	829,986	3,970
*	Xero Ltd.	59,298	3,910
	Northern Star Resources Ltd.	548,005	3,767
	Insurance Australia Group Ltd.	1,164,498	3,719
	Tabcorp Holdings Ltd.	956,473	3,658
	Stockland	1,164,573	3,371
	Endeavour Group Ltd.	610,112	3,340
	BlueScope Steel Ltd.	230,609	3,278
	GPT Group	920,583	3,273
	SEEK Ltd.	163,997	3,214
	Mirvac Group	1,892,486	3,198
	Medibank Pvt Ltd.	1,267,962	2,849
	IGO Ltd.	300,754	2,735
	Lendlease Corp. Ltd.	316,361	2,710
	Treasury Wine Estates Ltd.	339,252	2,684
	Mineral Resources Ltd.	65,792	2,673
*	Lynas Rare Earths Ltd.	424,802	2,666
	OZ Minerals Ltd.	149,407	2,593
	Incitec Pivot Ltd.	957,869	2,583
	Ampol Ltd.	109,401	2,572
	Charter Hall Group	235,194	2,528
*	Pilbara Minerals Ltd.	1,295,558	2,513
	WiseTech Global Ltd.	79,572	2,467
	Washington H Soul Pattinson & Co. Ltd.	124,710	2,430
	Aurizon Holdings Ltd.	857,159	2,421
	Evolution Mining Ltd.	846,201	2,394
	Vicinity Centres	1,818,344	2,373
*	Allkem Ltd.	273,385	2,278
	Atlas Arteria Ltd.	460,337	2,236
	REA Group Ltd.	24,550	2,199
	Orica Ltd.	190,871	2,193
	ALS Ltd.	222,230	2,012
4

Total World Stock Index Fund
		Shares	Market Value• ($000)
	JB Hi-Fi Ltd.	54,307	2,011
	Bendigo & Adelaide Bank Ltd.	267,877	1,997
	AGL Energy Ltd.	297,745	1,810
	carsales.com Ltd.	119,852	1,769
	Bank of Queensland Ltd.	311,595	1,768
*	NEXTDC Ltd.	217,029	1,685
	Worley Ltd.	171,702	1,670
	Challenger Ltd.	321,435	1,626
	Iluka Resources Ltd.	205,868	1,613
	Reece Ltd.	131,884	1,602
	IDP Education Ltd.	85,744	1,591
	Steadfast Group Ltd.	438,438	1,587
	Qube Holdings Ltd.	758,589	1,568
*	Crown Resorts Ltd.	172,466	1,562
	Metcash Ltd.	459,054	1,541
	Alumina Ltd.	1,213,208	1,527
	Domino's Pizza Enterprises Ltd.	27,763	1,455
	Cleanaway Waste Management Ltd.	604,309	1,355
	Whitehaven Coal Ltd.	387,232	1,330
	Downer EDI Ltd.	331,751	1,284
	Orora Ltd.	455,192	1,276
	Nine Entertainment Co. Holdings Ltd.	669,237	1,254
*	Qantas Airways Ltd.	316,007	1,224
	Altium Ltd.	53,468	1,204
	Ansell Ltd.	60,355	1,156
*	AMP Ltd.	1,407,066	1,137
	Charter Hall Long Wale REIT	301,271	1,131
*	Corporate Travel Management Ltd.	62,524	1,128
	nib holdings Ltd.	221,697	1,104
	Reliance Worldwide Corp. Ltd.	401,046	1,101
	Sims Ltd.	75,978	1,099
	Shopping Centres Australasia Property Group	509,720	1,091
*	Uniti Group Ltd.	313,036	1,081
	Champion Iron Ltd.	210,550	1,067
	Harvey Norman Holdings Ltd.	296,900	1,058
[1]	Breville Group Ltd.	63,761	1,057
*,1	Flight Centre Travel Group Ltd.	62,838	981
	Beach Energy Ltd.	804,061	917
	Seven Group Holdings Ltd.	65,575	915
	CSR Ltd.	209,804	898
	ARB Corp. Ltd.	32,348	897
	Technology One Ltd.	124,129	896
	National Storage REIT	492,135	891
	Eagers Automotive Ltd.	96,272	890
	Perseus Mining Ltd.	627,347	873
	Healius Ltd.	276,838	871
	Bapcor Ltd.	182,563	865
	GrainCorp Ltd. Class A	115,293	833
[2]	Viva Energy Group Ltd.	420,842	826
		Shares	Market Value• ($000)
	TPG Telecom Ltd.	201,437	826
*	AVZ Minerals Ltd.	1,173,611	788
*	Star Entertainment Grp Ltd.	355,799	786
	Link Administration Holdings Ltd.	220,381	780
*	Liontown Resources Ltd.	771,190	773
	Elders Ltd.	75,733	761
	GUD Holdings Ltd.	83,265	748
	Amcor plc	62,832	745
	Centuria Industrial REIT	265,236	739
	Credit Corp. Group Ltd.	38,214	731
	Magellan Financial Group Ltd.	63,679	720
	Charter Hall Retail REIT	228,520	714
*	Chalice Mining Ltd.	148,710	714
*,1	Lake Resources NL	531,462	714
	IRESS Ltd.	91,708	705
*	Core Lithium Ltd.	741,646	704
	Nufarm Ltd.	154,478	695
	Sandfire Resources Ltd. (XASX)	173,911	689
*,1	Webjet Ltd.	165,898	688
	Premier Investments Ltd.	37,922	672
	Insignia Financial Ltd.	266,536	641
	Deterra Royalties Ltd.	189,302	641
	Costa Group Holdings Ltd. (XASX)	265,677	621
[2]	Coronado Global Resources Inc. GDR	383,982	619
	Arena REIT	182,201	617
	AUB Group Ltd.	37,702	610
	Pendal Group Ltd.	164,721	606
	Charter Hall Social Infrastructure REIT	213,949	606
	Waypoint REIT Ltd.	319,243	602
*	Silver Lake Resources Ltd.	456,787	597
*	Syrah Resources Ltd.	437,198	596
	Pro Medicus Ltd.	18,192	595
	Ingenia Communities Group	178,560	588
	Adbri Ltd.	286,010	584
	Centuria Capital Group	298,615	580
	Regis Resources Ltd.	391,667	574
	Nickel Mines Ltd.	622,174	570
	BWP Trust	194,745	566
	Perpetual Ltd.	24,597	565
	Newcrest Mining Ltd. (XASX)	29,650	560
*	Capricorn Metals Ltd.	190,001	553
	HomeCo Daily Needs REIT	545,349	548
[1]	HUB24 Ltd.	32,779	547

5

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Johns Lyng Group Ltd.	86,567	542
	Rural Funds Group	248,430	534
	InvoCare Ltd.	61,718	530
	Super Retail Group Ltd.	70,173	519
*	Paladin Energy Ltd.	941,119	518
*	West African Resources Ltd.	534,086	510
	IPH Ltd.	95,011	504
	Abacus Property Group	210,172	482
	Lifestyle Communities Ltd.	45,419	479
	Boral Ltd.	190,362	475
	Gold Road Resources Ltd.	430,885	471
*	De Grey Mining Ltd.	549,792	463
*	Western Areas Ltd.	164,101	444
	Brickworks Ltd.	26,328	437
	Bega Cheese Ltd.	122,457	432
	Growthpoint Properties Australia Ltd.	137,861	424
	oOh!media Ltd.	379,477	415
*	Jervois Global Ltd.	636,844	404
*	Bellevue Gold Ltd.	597,654	402
*	EVENT Hospitality and Entertainment Ltd.	39,152	401
*	ioneer Ltd.	862,118	400
*	Firefinch Ltd.	519,107	400
	Platinum Asset Management Ltd.	304,070	398
	Ramelius Resources Ltd.	372,219	395
*	Calix Ltd.	64,286	393
*	Opthea Ltd.	546,582	392
	St. Barbara Ltd.	414,057	387
*	Karoon Energy Ltd.	268,395	385
*	Megaport Ltd.	64,531	383
*	PEXA Group Ltd.	30,579	383
	Dexus Industria REIT	159,732	382
	Genworth Mortgage Insurance Australia Ltd.	179,466	377
*	Mincor Resources NL	212,973	375
	Hotel Property Investments	130,574	374
*	Novonix Ltd.	104,544	370
	Monadelphous Group Ltd.	49,373	368
	Blackmores Ltd.	7,151	362
	Jumbo Interactive Ltd.	29,317	356
	Collins Foods Ltd.	49,137	352
	Southern Cross Media Group Ltd.	286,553	346
	Cromwell Property Group	567,566	341
*,1	Imugene Ltd.	2,277,449	341
*	Eclipx Group Ltd.	172,186	337
*	5E Advanced Materials Inc.	129,737	328
	GDI Property Group	410,674	327
		Shares	Market Value• ($000)
	MyState Ltd.	93,253	327
	Lovisa Holdings Ltd.	28,117	322
[1]	Kelsian Group Ltd.	57,576	319
	Irongate Group (XJSE)	225,316	305
*	Aussie Broadband Ltd.	78,552	305
	Centuria Office REIT	196,798	303
	McMillan Shakespeare Ltd.	35,729	298
	Hansen Technologies Ltd.	76,538	296
	Netwealth Group Ltd.	31,459	285
	G8 Education Ltd.	359,410	277
	Home Consortium Ltd.	58,853	277
	United Malt Grp Ltd.	94,310	276
	Imdex Ltd.	153,718	270
*	Telix Pharmaceuticals Ltd.	81,587	261
	Codan Ltd.	50,891	254
*	Service Stream Ltd.	403,873	249
*	Nanosonics Ltd.	89,279	247
*	Australian Agricultural Co. Ltd.	198,343	241
	Domain Holdings Australia Ltd.	98,574	240
	Data#3 Ltd.	58,914	239
*	Alkane Resources Ltd.	333,352	239
	NRW Holdings Ltd.	174,335	238
*	29Metals Ltd.	122,410	232
*	Seven West Media Ltd.	466,784	228
	Estia Health Ltd.	138,781	227
	Pinnacle Investment Management Group Ltd.	34,594	226
*	Australian Strategic Materials Ltd.	51,123	226
*	Omni Bridgeway Ltd.	94,211	221
*	Neometals Ltd.	204,022	221
	SmartGroup Corp. Ltd.	34,915	219
*	PointsBet Holdings Ltd.	105,113	214
*	Vulcan Energy Resources Ltd.	36,886	213
	Australian Clinical Labs Ltd.	57,771	208
	Cedar Woods Properties Ltd.	63,366	207
	Tassal Group Ltd.	77,455	205
	Appen Ltd.	44,204	202
	Select Harvests Ltd.	43,244	200
*,1	Mesoblast Ltd.	262,914	198
	MACA Ltd.	347,292	197
*	Superloop Ltd.	293,545	196
*	Starpharma Holdings Ltd. Class A	320,543	192
	Clinuvel Pharmaceuticals Ltd.	16,708	192
	Inghams Group Ltd.	88,279	191

6

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Myer Holdings Ltd.	545,572	186
*,1	Temple & Webster Group Ltd.	44,749	183
*	OFX Group Ltd.	100,137	180
	Dicker Data Ltd.	19,419	180
	GWA Group Ltd.	108,684	174
	Australian Ethical Investment Ltd.	42,777	174
*,2	Life360 Inc. GDR	62,047	170
[1]	New Hope Corp. Ltd.	68,583	169
*,1	Audinate Group Ltd.	38,055	163
	Baby Bunting Group Ltd.	48,163	157
	Austal Ltd.	109,789	156
	Nick Scali Ltd.	21,686	155
*	Aurelia Metals Ltd.	476,904	151
	Westgold Resources Ltd.	130,456	151
	Accent Group Ltd.	144,190	145
*,1	Zip Co. Ltd.	197,076	145
	Integral Diagnostics Ltd.	51,802	144
	Money3 Corp. Ltd.	78,326	144
[1]	Emeco Holdings Ltd.	242,499	142
*	Incannex Healthcare Ltd.	502,813	142
*	PolyNovo Ltd.	214,784	141
	Mount Gibson Iron Ltd.	286,220	140
	Infomedia Ltd.	145,778	130
*,1	nearmap Ltd.	151,120	128
*,1	EML Payments Ltd.	118,258	128
*	Cooper Energy Ltd.	597,256	122
*	City Chic Collective Ltd.	56,501	118
*,1	Betmakers Technology Group Ltd.	296,392	118
[3]	Virtus Health Ltd.	20,063	116
[1]	Sigma Healthcare Ltd.	325,671	115
*	Mayne Pharma Group Ltd.	564,865	113
	Perenti Global Ltd.	228,452	113
	Australian Finance Group Ltd.	79,434	113
*,1	Tyro Payments Ltd.	124,644	107
	Pact Group Holdings Ltd.	65,730	106
*	Fineos Corp. Ltd. GDR	64,697	103
*	Resolute Mining Ltd.	410,631	101
	Bravura Solutions Ltd.	75,685	100
*	Praemium Ltd.	219,272	99
*	Dubber Corp. Ltd.	114,926	83
*	Carnarvon Energy Ltd.	469,345	77
	Jupiter Mines Ltd.	422,476	73
*,1	Kogan.com Ltd.	27,037	73
	Macmahon Holdings Ltd.	608,142	72
*	Andromeda Metals Ltd.	1,029,432	72
[1]	BWX Ltd.	50,991	67
		Shares	Market Value• ($000)
*	Nuix Ltd.	76,126	66
*,1	Electro Optic Systems Holdings Ltd.	38,619	59
*	Dacian Gold Ltd.	359,883	58
*	Redbubble Ltd.	74,363	58
*,1	Paradigm Biopharmaceuticals Ltd.	65,623	57
*	New Century Resources Ltd.	35,381	56
*,1	AMA Group Ltd.	287,025	56
	Humm Group Ltd.	96,019	56
	SG Fleet Group Ltd.	31,301	54
*,1	Bubs Australia Ltd.	168,022	52
*	PPK Group Ltd.	19,014	52
	Navigator Global Investments Ltd.	36,584	42
[1]	Regis Healthcare Ltd.	27,703	41
*,1	Marley Spoon AG GDR	117,806	38
	Vita Group Ltd.	76,151	27
*,1	Minerals 260 Ltd.	43,530	14
*	Falcon Metals Ltd.	49,014	12
*,3	Bgp Holdings plc	197,753	1
			724,468
Austria (0.1%)
	Erste Group Bank AG	145,118	4,518
	OMV AG	68,193	3,486
	Verbund AG	31,873	3,407
*,2	BAWAG Group AG	39,792	1,889
	Wienerberger AG	53,064	1,498
	voestalpine AG	55,372	1,441
	ANDRITZ AG	31,753	1,350
*	IMMOFINANZ AG	33,884	820
	Mayr Melnhof Karton AG	3,719	654
	Raiffeisen Bank International AG	56,949	648
	AT&S Austria Technologie & Systemtechnik AG	12,184	624
	Lenzing AG	6,402	581
	S IMMO AG	22,083	530
[1]	Oesterreichische Post AG	15,305	493
	CA Immobilien Anlagen AG	17,365	490
	EVN AG	17,858	455
	Telekom Austria AG Class A	63,074	450
	Vienna Insurance Group AG Wiener Versicherung Gruppe	18,064	448
	UNIQA Insurance Group AG	42,174	322
*	Schoeller-Bleckmann Oilfield Equipment AG	5,345	306
	Strabag SE (Bearer)	7,566	296
*	DO & CO AG	2,752	242
*	Porr AG	10,423	132
*	Flughafen Wien AG	3,428	97
	Palfinger AG	2,713	69

7

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Agrana Beteiligungs AG	3,459	61
			25,307
Belgium (0.3%)
	Anheuser-Busch InBev SA	412,199	23,718
	KBC Group NV	129,794	8,830
*	Argenx SE	24,477	7,052
	UCB SA	57,852	6,576
	Groupe Bruxelles Lambert SA	47,256	4,459
	Ageas SA	83,948	4,017
	Umicore SA	96,060	3,693
	Solvay SA	33,866	3,185
	Warehouses De Pauw CVA	69,538	2,675
	Elia Group SA	16,269	2,590
	Sofina SA	7,435	2,279
	Aedifica SA	16,939	2,008
	Cofinimmo SA	14,570	1,957
	Ackermans & van Haaren NV	10,807	1,927
	D'ieteren Group	11,288	1,812
	Proximus SADP	64,406	1,126
	Euronav NV	93,258	1,078
	VGP NV	3,949	1,027
	Melexis NV	10,729	921
	Etablissements Franz Colruyt NV	24,063	884
	Barco NV	31,493	709
	KBC Ancora	16,447	665
	Telenet Group Holding NV	21,260	634
	Shurgard Self Storage SA	10,528	609
	Montea NV	4,852	579
	Bekaert SA	15,212	564
	Befimmo SA	10,888	543
	Xior Student Housing NV	9,561	511
	Gimv NV	8,579	492
	Fagron	24,337	456
*	Kinepolis Group NV	8,060	446
	Retail Estates NV	5,739	437
	Cie d'Entreprises CFE	2,720	355
*	Tessenderlo Group SA	9,918	347
*	AGFA-Gevaert NV	66,622	267
*,1	bpost SA	38,427	233
	Econocom Group SA NV	56,008	214
*	Ontex Group NV	29,502	204
	Orange Belgium SA	9,315	181
*,1	Mithra Pharmaceuticals SA	11,731	114
	Wereldhave Belgium Comm VA	1,657	95
	Van de Velde NV	1,942	80
			90,549
Brazil (0.7%)
	Vale SA	1,533,702	25,838
	Petroleo Brasileiro SA Preference Shares	2,138,192	13,096
		Shares	Market Value• ($000)
	Petroleo Brasileiro SA	1,616,730	10,935
	B3 SA - Brasil Bolsa Balcao	2,925,739	7,871
	Itau Unibanco Holding SA Preference Shares	1,606,383	7,756
	Vale SA Class B ADR	428,024	7,229
	Banco Bradesco SA Preference Shares	1,564,754	5,691
	JBS SA	683,598	5,234
	Ambev SA	1,531,183	4,497
	Weg SA	696,606	4,241
	Itausa SA Preference Shares	2,263,918	4,217
	Banco Bradesco SA ADR	979,393	3,526
	Suzano SA	345,715	3,469
	Itau Unibanco Holding SA ADR	705,875	3,381
[2]	Hapvida Participacoes e Investimentos SA	1,890,712	3,354
	Localiza Rent a Car SA	288,657	3,091
	Banco Do Brasil SA	394,120	2,648
	Banco BTG Pactual SA (BVMF)	555,924	2,596
	Petroleo Brasileiro SA ADR	195,307	2,396
	Centrais Eletricas Brasileiras SA	291,182	2,384
	Vibra Energia SA	557,448	2,381
	Equatorial Energia SA	443,599	2,301
	Telefonica Brasil SA	209,564	2,255
	Raia Drogasil SA	516,000	2,185
	Cosan SA	512,852	2,178
	Lojas Renner SA	450,394	2,164
	Banco Bradesco SA	647,274	1,952
	Rumo SA	584,216	1,934
	Gerdau SA Preference Shares	329,700	1,865
	Natura & Co. Holding SA	487,063	1,831
	Petroleo Brasileiro SA ADR (XNYS)	129,754	1,761
*	Petro Rio SA	317,375	1,714
[2]	Rede D'Or Sao Luiz SA	223,750	1,662
	Klabin SA	386,300	1,621
	Americanas SA	331,951	1,611
	BB Seguridade Participacoes SA	306,239	1,575
	Ambev SA ADR	532,359	1,549
	Cia de Saneamento Basico do Estado de Sao Paulo	168,900	1,521
	Cia Energetica de Minas Gerais Preference Shares	499,857	1,483
	Magazine Luiza SA	1,421,933	1,404
	CCR SA	539,544	1,354
*	BRF SA	486,286	1,336
	Hypera SA	171,212	1,296
	Totvs SA	200,484	1,296
*	Eneva SA	451,568	1,253

8

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Sendas Distribuidora SA	393,205	1,215
	Banco Santander Brasil SA	176,900	1,136
	Ultrapar Participacoes SA	423,496	1,120
	Energisa SA	113,415	1,093
	Sul America SA	195,090	1,048
	Gerdau SA ADR	184,172	1,044
	Centrais Eletricas Brasileiras SA Preference Shares	122,300	993
	Itau Unibanco Holding SA	241,586	981
	Cia Siderurgica Nacional SA	222,400	948
*	Embraer SA	317,100	911
	Usinas Siderurgicas De Minas Gerais SAUsiminas Preference Shares	380,671	871
	Cia Paranaense de Energia Preference Shares	576,000	867
	Transmissora Alianca de Energia Eletrica SA	96,527	859
	Raizen SA Preference Shares	614,403	858
	Engie Brasil Energia SA	100,692	853
	Bradespar SA Preference Shares	136,359	808
	TIM SA	288,300	786
	Braskem SA Preference Shares	96,180	782
*	BR Malls Participacoes SA	399,518	767
	Metalurgica Gerdau SA Preference Shares	319,700	735
*	3R PETROLEUM OLEO E GAS SA	77,852	728
	Cia de Locacao das Americas	148,437	707
	Marfrig Global Foods SA	176,391	669
[2]	GPS Participacoes e Empreendimentos SA	218,800	663
	Atacadao SA	154,771	644
	Sao Martinho SA	67,100	630
	Multiplan Empreendimentos Imobiliarios SA	125,121	624
	Neoenergia SA	162,942	619
	Cia Energetica de Minas Gerais	153,347	594
	Auren Energia SA	190,520	565
	EDP - Energias do Brasil SA	127,367	546
*	Azul SA Preference Shares	121,536	540
	CPFL Energia SA	72,900	533
	SLC Agricola SA	49,080	525
*	IRB Brasil Resseguros SA	916,281	513
	Arezzo Industria e Comercio SA	28,100	509
		Shares	Market Value• ($000)
	TIM SA ADR	35,483	484
	Unipar Carbocloro SA Preference Shares	24,827	482
*	GRUPO DE MODA SOMA SA	191,618	468
	CSHG Logistica FI Imobiliario	14,107	468
	Pet Center Comercio E Participacoes SA	150,800	465
	Santos Brasil Participacoes SA	312,523	448
[2]	Banco Inter SA Preference Shares	409,653	433
	YDUQS Part	128,600	419
*	Via SA	671,589	403
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	76,808	391
	Kinea Indice de Precos FII	18,318	379
[1]	Cia Siderurgica Nacional SA ADR	89,670	378
	Kinea Rendimentos Imobiliarios FII	17,781	367
*	Cogna Educacao	711,273	353
	Fleury SA	117,600	343
	Grendene SA	177,800	340
*	Omega Energia SA	156,868	339
	JHSF Participacoes SA	253,747	337
	XP Log FII	16,698	331
	Alpargatas SA Preference Shares	83,161	330
	Alupar Investimento SA	61,658	328
	M Dias Branco SA	67,300	322
	Caixa Seguridade Participacoes SA	201,300	319
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	108,098	309
	Cielo SA	443,188	305
	Cia Paranaense de Energia	231,000	305
*	Gol Linhas Aereas Inteligentes SA Preference Shares	98,773	304
	Kinea Renda Imobiliaria FII	10,840	300
*	Iguatemi SA (BVMF)	68,510	291
	Cia de Saneamento do Parana	71,580	286
	Dexco SA	109,873	286
*,2	Locaweb Servicos de Internet SA	194,937	283
	Porto Seguro SA	67,744	279
	Cia de Saneamento de Minas Gerais-COPASA	99,867	276
	Light SA	151,500	274
	FII Iridium	12,397	268
	Cia Brasileira de Distribuicao	63,121	260
	Odontoprev SA	126,043	259
*	Grupo SBF SA	51,109	249

9

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Banco do Estado do Rio Grande do Sul SA Class B Preference Shares	115,998	247
	MRV Engenharia e Participacoes SA	116,700	244
	Minerva SA	91,760	244
	Qualicorp Consultoria e Corretora de Seguros SA	89,700	241
*	CVC Brasil Operadora e Agencia de Viagens SA	89,583	240
	CSN Mineracao SA	227,200	239
	Banco Pan SA Preference Shares	122,600	232
	Aliansce Sonae Shopping Centers SA	50,598	216
*	Cia Brasileira de Aluminio	62,024	215
*	Infracommerce CXAAS SA	147,120	214
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	30,800	212
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	75,081	207
	SIMPAR SA	83,272	197
	Banco Inter SA	189,494	196
	Movida Participacoes SA	52,800	194
	Camil Alimentos SA	106,200	184
	AES Brasil Energia SA	79,497	178
	Vivara Participacoes SA	33,200	171
	Petroreconcavo SA	32,500	166
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	28,700	164
	BR Properties SA	89,835	162
	Cia Ferro Ligas da Bahia - FERBASA Preference Shares	17,400	161
	Boa Vista Servicos SA	96,800	157
	Randon SAImplementos E Participacoes Preference Shares	71,064	153
*	Grupo Mateus SA	156,400	150
	Usinas Siderurgicas de Minas Gerais SA Usiminas	70,700	150
*	Anima Holding SA	132,984	149
	Ambipar Participacoes e Empreendimentos SA	20,500	146
	Cosan SA ADR	8,462	144
	Taurus Armas SA Preference Shares	29,900	144
		Shares	Market Value• ($000)
	LOG Commercial Properties e Participacoes SA	29,615	143
*	Smartfit Escola de Ginastica e Danca SA	36,200	131
*	Hidrovias do Brasil SA	195,900	126
	Marcopolo SA Preference Shares	231,609	125
	Banco Inter SA (BVMF)	39,573	121
*	Empreendimentos Pague Menos S/A	72,600	119
	Lojas Quero Quero SA	66,900	116
*	EcoRodovias Infraestrutura e Logistica SA	81,353	114
*	BK Brasil Operacao e Assessoria a Restaurantes SA	86,844	111
	Cia de Saneamento do Parana Preference Shares	139,400	110
	Ez Tec Empreendimentos e Participacoes SA	33,961	108
	Iochpe Maxion SA	37,596	101
	CM Hospitalar SA	33,900	101
	Tupy SA	23,300	96
	Enauta Participacoes SA	23,045	96
*	Blau Farmaceutica SA	17,500	88
[2]	Meliuz SA	226,848	86
*	Hospital Mater Dei SA	35,300	86
*	Sequoia Logistica E Transportes SA	38,000	82
	Armac Locacao Logistica E Servicos SA	24,800	74
*	Multilaser Industrial SA	68,700	72
	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	71,900	71
	Direcional Engenharia SA	28,542	66
	Mahle-Metal Leve SA	12,100	61
	Guararapes Confeccoes SA	29,000	54
*	Oncoclinicas do Brasil Servicos Medicos SA	35,600	52
	Fras-Le SA	23,394	52
	Instituto Hermes Pardini SA	12,400	44
[2]	Ser Educacional SA	23,047	44
	MPM Corporeos SA	51,200	43
	Even Construtora e Incorporadora SA	35,991	39
	Wiz Solucoes e Corretagem de Seguros SA	25,310	38

10

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Construtora Tenda SA	27,118	32
*	C&a Modas Ltda	35,000	31
	Getnet Adquirencia e Servicos para Meios de Pagamento SA	39,450	27
	Bradespar SA	2,700	15
	CSHG Logistica Fi Imobiliari Depository Receipt	2,545	2
	Gol Linhas Aereas Inteligentes SA Rights Exp. 5/13/22	16,867	—
			217,271
Canada (3.2%)
	Royal Bank of Canada	678,685	68,547
	Toronto-Dominion Bank	867,750	62,677
	Enbridge Inc.	963,399	42,041
	Bank of Nova Scotia	578,455	36,630
	Canadian Natural Resources Ltd.	552,825	34,216
	Bank of Montreal	317,320	33,645
	Canadian National Railway Co.	282,974	33,279
	Brookfield Asset Management Inc. Class A	634,349	31,642
	Nutrien Ltd.	271,626	26,692
	TC Energy Corp.	468,079	24,758
	Suncor Energy Inc.	684,197	24,595
	Canadian Pacific Railway Ltd. (XTSE)	326,218	23,862
	Canadian Imperial Bank of Commerce	209,135	23,120
	Barrick Gold Corp. (XLON)	852,479	19,012
	Manulife Financial Corp.	934,713	18,277
	Waste Connections Inc.	124,806	17,218
	Alimentation Couche Tard Inc.	377,860	16,822
	Constellation Software Inc.	9,112	14,341
	Sun Life Financial Inc.	281,121	13,985
	Franco-Nevada Corp.	90,152	13,634
	Agnico Eagle Mines Ltd.	216,017	12,574
*	Shopify Inc. Class A (XTSE)	28,906	12,338
	National Bank of Canada	159,530	11,142
	Cenovus Energy Inc.	601,841	11,127
	Fortis Inc. (XTSE)	223,335	10,867
*	Shopify Inc. Class A	25,288	10,817
	Pembina Pipeline Corp.	259,227	9,809
	Wheaton Precious Metals Corp.	215,864	9,675
		Shares	Market Value• ($000)
	Intact Financial Corp.	68,414	9,571
	Rogers Communications Inc. Class B	166,761	9,084
*	Teck Resources Ltd. Class B	224,549	8,859
	Canadian Pacific Railway Ltd.	116,467	8,528
*	CGI Inc.	104,277	8,315
	Restaurant Brands International Inc. (XTSE)	142,343	8,132
	Magna International Inc.	133,379	8,038
	Thomson Reuters Corp.	78,640	7,862
[1]	BCE Inc.	144,615	7,689
	First Quantum Minerals Ltd.	265,570	7,614
	Power Corp. of Canada	257,922	7,589
	Dollarama Inc.	135,069	7,509
	Loblaw Cos. Ltd.	75,799	6,933
	Tourmaline Oil Corp.	133,937	6,898
	WSP Global Inc.	56,126	6,546
	Metro Inc.	114,110	6,272
	Shaw Communications Inc. Class B	202,782	6,039
	Emera Inc.	122,111	5,896
	Fairfax Financial Holdings Ltd.	10,154	5,579
	TELUS Corp.	213,913	5,352
	Open Text Corp.	127,646	5,112
	Imperial Oil Ltd.	99,319	5,001
	Cameco Corp.	190,580	4,921
	Algonquin Power & Utilities Corp.	323,124	4,678
	George Weston Ltd.	34,030	4,234
	ARC Resources Ltd.	297,612	4,126
[2]	Hydro One Ltd.	151,701	4,101
	West Fraser Timber Co. Ltd.	46,289	4,068
	Canadian Tire Corp. Ltd. Class A	26,942	3,711
	Great-West Lifeco Inc.	127,861	3,527
	TFI International Inc.	42,530	3,421
*	CAE Inc.	142,975	3,400
	Toromont Industries Ltd.	38,458	3,386
	Northland Power Inc.	109,940	3,318
*	Bausch Health Cos. Inc.	173,923	3,305
	Gildan Activewear Inc.	93,935	3,183
	Canadian Apartment Properties REIT	79,556	3,116
	CCL Industries Inc. Class B	70,075	3,055
	Kinross Gold Corp.	595,456	3,008
	Ritchie Bros Auctioneers Inc.	53,191	2,930
[1]	AltaGas Ltd.	127,712	2,921
	RioCan REIT	155,798	2,911
	Lundin Mining Corp.	301,592	2,754

11

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Empire Co. Ltd. Class A	79,489	2,625
	TMX Group Ltd.	25,633	2,610
	iA Financial Corp. Inc.	49,291	2,577
[1]	Keyera Corp.	100,925	2,504
[1]	Saputo Inc.	117,023	2,501
	Yamana Gold Inc.	443,351	2,447
*	Descartes Systems Group Inc.	38,760	2,407
	Pan American Silver Corp.	95,239	2,361
	Stantec Inc.	51,432	2,361
	FirstService Corp.	17,895	2,231
	Brookfield Infrastructure Corp. Class A	31,380	2,226
	SSR Mining Inc.	100,873	2,219
	Granite REIT	29,053	2,152
	Finning International Inc.	76,088	2,141
	B2Gold Corp.	497,438	2,110
*	MEG Energy Corp.	140,222	2,107
	Parkland Corp.	74,006	2,102
	Allied Properties REIT	64,421	2,093
*	Ivanhoe Mines Ltd. Class A	261,039	2,093
	Onex Corp.	34,707	2,085
	Element Fleet Management Corp.	226,001	2,018
[1]	Quebecor Inc. Class B	80,811	1,902
	SNC-Lavalin Group Inc.	82,948	1,845
	Crescent Point Energy Corp.	252,502	1,749
	GFL Environmental Inc.	57,390	1,729
[1]	Canadian Utilities Ltd. Class A	56,653	1,703
*,2	Nuvei Corp.	30,325	1,696
	Capital Power Corp.	49,759	1,635
	Colliers International Group Inc.	14,568	1,609
	Tricon Capital Group Inc.	111,147	1,608
	Enerplus Corp.	123,792	1,517
	Alamos Gold Inc. Class A	194,924	1,514
[1]	PrairieSky Royalty Ltd.	110,003	1,510
*	Kinaxis Inc.	13,275	1,469
*	Aritzia Inc.	40,776	1,452
	Methanex Corp.	28,925	1,450
	SmartCentres REIT	59,295	1,444
*	BlackBerry Ltd.	251,672	1,440
	Premium Brands Holdings Corp. Class A	17,474	1,427
	Vermilion Energy Inc.	72,710	1,417
*	Lightspeed Commerce Inc. (XTSE)	63,425	1,417
*	Turquoise Hill Resources Ltd.	50,736	1,384
	BRP Inc.	16,366	1,326
		Shares	Market Value• ($000)
	First Capital REIT	99,337	1,324
*	Air Canada Class A	75,075	1,315
	Choice Properties REIT	108,928	1,287
	H&R REIT	129,117	1,284
	Brookfield Renewable Corp. Class A	35,688	1,281
	Gibson Energy Inc.	67,037	1,276
	Boyd Group Services Inc.	10,062	1,245
	IGM Financial Inc.	38,930	1,234
	Dream Industrial REIT	102,454	1,193
	Summit Industrial Income REIT	74,523	1,180
	Whitecap Resources Inc.	142,946	1,172
	Boralex Inc. Class A	38,408	1,151
	Atco Ltd. Class I	32,002	1,140
	Parex Resources Inc.	58,372	1,138
	Primo Water Corp.	76,706	1,122
	TransAlta Corp.	104,337	1,119
	Chartwell Retirement Residences	117,163	1,113
*,1	Lithium Americas Corp.	42,964	1,083
*,1	Ballard Power Systems Inc.	130,153	1,081
	CI Financial Corp.	82,776	1,079
	First Majestic Silver Corp.	103,101	1,065
	Stelco Holdings Inc.	28,354	1,035
*	ATS Automation Tooling Systems Inc.	34,595	1,010
*	Eldorado Gold Corp.	96,121	934
*	Bombardier Inc. Class B	940,082	922
[1]	Cargojet Inc.	7,839	916
	Canadian Western Bank	35,855	905
*	Equinox Gold Corp.	126,611	903
	Brookfield Renewable Corp. Class A (XTSE)	24,873	893
	Centerra Gold Inc.	95,574	885
	Osisko Gold Royalties Ltd. (XTSE)	70,185	864
*	OceanaGold Corp.	345,291	860
	Linamar Corp.	21,344	845
	Paramount Resources Ltd. Class A	33,979	822
	Laurentian Bank of Canada	26,221	797
[1]	Boardwalk REIT	18,075	793
	Innergex Renewable Energy Inc.	58,303	781
	Stella-Jones Inc.	27,699	765
	Maple Leaf Foods Inc.	34,402	758
*	Novagold Resources Inc.	118,954	742
*	IAMGOLD Corp.	253,640	717
	Russel Metals Inc.	26,125	696

12

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Hudbay Minerals Inc.	107,354	688
	TransAlta Renewables Inc.	49,163	682
*	Celestica Inc.	54,924	617
	North West Co. Inc.	21,943	612
*,1	Canopy Growth Corp.	105,594	609
*	Canfor Corp.	29,993	572
	Superior Plus Corp.	61,160	539
	Enghouse Systems Ltd.	18,594	523
	Home Capital Group Inc. Class B	20,552	513
*	Canada Goose Holdings Inc.	23,332	509
	Primaris REIT	44,223	476
	Transcontinental Inc. Class A	36,166	453
	Winpak Ltd.	13,570	449
	ECN Capital Corp.	98,373	446
	Mullen Group Ltd.	46,582	446
[1]	Artis REIT	43,300	442
	Cascades Inc.	44,345	436
[1]	Westshore Terminals Investment Corp.	14,700	394
*	Torex Gold Resources Inc.	33,404	374
[1]	Aecon Group Inc.	30,083	351
	Cogeco Communications Inc.	3,793	311
	Dream Office REIT	15,117	306
*,1	Aurora Cannabis Inc.	100,861	306
[1]	NFI Group Inc.	27,128	249
[1]	Dye & Durham Ltd.	14,848	245
*,1	Cronos Group Inc.	70,696	213
[1]	First National Financial Corp.	7,029	199
	Martinrea International Inc.	29,300	175
	GFL Environmental Inc. (XTSE)	4,738	143
	Osisko Gold Royalties Ltd.	7,855	97
*,1	Bombardier Inc. Class A	7,478	8
	Brookfield Infrastructure Corp. Class A (XTSE)	6	—
			1,037,155
Cayman Islands (0.0%)
	Glory Sun Land Group Ltd.	237	—
Chile (0.1%)
	Sociedad Quimica y Minera de Chile SA Class B Preference Shares	54,972	4,081
	Banco De Chile	20,090,251	2,006
	Empresas COPEC SA	240,721	1,770
	Banco Santander Chile SA	22,286,422	1,072
	Falabella SA	380,758	1,069
	Enel Americas SA	9,006,630	943
		Shares	Market Value• ($000)
	Cencosud SA	584,851	936
	Empresas CMPC SA	601,149	896
	Cia Sud Americana de Vapores SA	7,515,641	850
[1]	Sociedad Quimica y Minera de Chile SA ADR	10,910	805
	Banco de Credito e Inversiones SA	20,825	644
	Quimica Y Minera Chile A	7,289	511
	CAP SA	38,966	483
	Cia Cervecerias Unidas SA	55,525	371
	Banco Santander Chile ADR	18,759	365
	Quinenco SA	121,542	334
	Enel Chile SA	12,468,240	329
	Parque Arauco SA	360,481	303
	Itau CorpBanca Chile SA	136,108,445	278
	Embotelladora Andina SA Preference Shares	149,068	271
	Cencosud Shopping SA	263,796	269
	Colbun SA	3,109,604	222
	Salfacorp SA	665,746	203
	Empresa Nacional de Telecomunicaciones SA	52,751	193
	Vina Concha y Toro SA	117,757	173
	Aguas Andinas SA Class A	974,615	171
	Inversiones Aguas Metropolitanas SA	349,036	137
	Plaza SA	137,445	128
	SMU SA	1,180,463	110
	SONDA SA	316,876	109
	Ripley Corp. SA	580,437	89
[1]	Enel Chile SA ADR	65,984	88
	Engie Energia Chile SA	169,857	77
	Inversiones La Construccion SA	17,724	72
	Enel Americas SA ADR	303	2
			20,360
China (3.2%)
	Tencent Holdings Ltd.	2,861,102	134,829
*	Alibaba Group Holding Ltd.	6,787,620	82,793
*,2	Meituan Class B	1,852,857	39,700
	China Construction Bank Corp. Class H	44,456,026	31,670
*	JD.com Inc. Class A	737,262	22,987
	Industrial & Commercial Bank of China Ltd. Class H	36,348,245	21,911
*	Baidu Inc. Class A	998,660	15,922

13

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Ping An Insurance Group Co. of China Ltd. Class H	2,517,966	15,915
	Bank of China Ltd. Class H	35,764,410	14,033
	NetEase Inc.	720,555	13,802
*,2	Wuxi Biologics Cayman Inc.	1,567,740	11,571
	Kweichow Moutai Co. Ltd. Class A	41,530	11,499
*	NIO Inc. ADR	626,698	10,466
	BYD Co. Ltd. Class H	356,460	10,374
	China Merchants Bank Co. Ltd. Class H	1,660,398	10,008
*,2	Xiaomi Corp. Class B	6,237,600	9,496
	Li Ning Co. Ltd.	1,083,250	8,443
*	China Mengniu Dairy Co. Ltd.	1,455,236	7,854
*	Pinduoduo Inc. ADR	178,739	7,702
*,2	Kuaishou Technology	758,900	6,197
	ANTA Sports Products Ltd.	533,800	6,135
*	Trip.com Group Ltd. ADR	255,323	6,038
	China Resources Land Ltd.	1,307,909	5,841
	Agricultural Bank of China Ltd. Class H	15,534,500	5,826
	China Overseas Land & Investment Ltd.	1,829,480	5,652
*	XPeng Inc. Class A ADR	225,687	5,554
	Ping An Insurance Group Co. of China Ltd. Class A	814,858	5,474
	China Petroleum and Chemical Corp. (Sinopec) Class H	11,005,337	5,387
	China Merchants Bank Co. Ltd. Class A	840,349	5,065
	Shenzhou International Group Holdings Ltd.	372,266	5,051
	ENN Energy Holdings Ltd.	374,618	5,018
	China Shenhua Energy Co. Ltd. Class H	1,523,500	4,867
	PetroChina Co. Ltd. Class H	10,028,000	4,760
	Contemporary Amperex Technology Co. Ltd. Class A	76,740	4,691
	Haier Smart Home Co. Ltd. Class H	1,324,800	4,680
	Sunny Optical Technology Group Co. Ltd.	317,100	4,621
	China Life Insurance Co. Ltd. Class H	3,147,271	4,574
[2]	Nongfu Spring Co. Ltd. Class H	849,400	4,495
		Shares	Market Value• ($000)
*	Li Auto Inc. ADR	192,151	4,310
[2]	Longfor Group Holdings Ltd.	868,100	4,299
	China Resources Beer Holdings Co. Ltd.	730,681	4,292
	CSPC Pharmaceutical Group Ltd.	4,050,000	4,141
	Geely Automobile Holdings Ltd.	2,661,200	4,115
[2]	Postal Savings Bank of China Co. Ltd. Class H	5,018,000	3,805
	Country Garden Services Holdings Co. Ltd.	865,141	3,646
	Zijin Mining Group Co. Ltd. Class H	2,455,301	3,575
	Wuliangye Yibin Co. Ltd. Class A	142,200	3,475
	BYD Co. Ltd. Class A	95,248	3,466
	PICC Property & Casualty Co. Ltd. Class H	3,332,330	3,408
*	COSCO SHIPPING Holdings Co. Ltd. Class H	2,101,549	3,270
*	Kanzhun Ltd.	137,110	3,226
	China Longyuan Power Group Corp. Ltd. Class H	1,587,000	3,061
	CITIC Securities Co. Ltd. Class H	1,382,134	3,037
	Huazhu Group Ltd. ADR	99,362	3,005
	Xinyi Solar Holdings Ltd.	1,980,200	2,943
*	Bilibili Inc. Class Z	119,099	2,900
[2]	WuXi AppTec Co. Ltd. Class H	206,856	2,814
	Anhui Conch Cement Co. Ltd. Class H	509,000	2,766
[2]	China Tower Corp. Ltd. Class H	22,806,576	2,662
*	Gds Holdings Ltd. Class A	661,583	2,657
	Industrial & Commercial Bank of China Ltd. Class A	3,620,885	2,620
	China Pacific Insurance Group Co. Ltd. Class H	1,164,000	2,581
	Industrial Bank Co. Ltd. Class A	832,600	2,568
	Country Garden Holdings Co.	3,705,230	2,563
	China Yangtze Power Co. Ltd. Class A	731,094	2,513
	Sino Biopharmaceutical Ltd.	4,777,250	2,506
	Citic Pacific Ltd.	2,404,000	2,487
*	Kingdee International Software Group Co. Ltd.	1,219,000	2,487

14

Total World Stock Index Fund
		Shares	Market Value• ($000)
	China National Building Material Co. Ltd. Class H	1,780,750	2,370
*	Didi Global Inc. ADR	1,203,108	2,262
	Bank of Communications Ltd. Class H	3,209,058	2,233
*,2	JD Health International Inc.	350,411	2,184
	Zhongsheng Group Holdings Ltd.	319,500	2,111
	China Vanke Co. Ltd. Class H	884,089	2,085
*,2	Innovent Biologics Inc.	661,941	2,053
	China Conch Venture Holdings Ltd.	780,998	2,028
	Tsingtao Brewery Co. Ltd. Class H	246,322	1,994
	Great Wall Motor Co. Ltd. Class H	1,416,558	1,984
	China CITIC Bank Corp. Ltd. Class H	3,890,525	1,977
	Ping An Bank Co. Ltd. Class A	831,000	1,921
	LONGi Green Energy Technology Co. Ltd. Class A	186,484	1,892
	China Gas Holdings Ltd.	1,545,874	1,884
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	39,088	1,848
	China Resources Power Holdings Co. Ltd.	979,400	1,842
	Guangdong Investment Ltd.	1,424,000	1,823
[2]	Smoore International Holdings Ltd.	845,000	1,767
	China Tourism Group Duty Free Corp. Ltd. Class A	63,188	1,720
	ZTO Express Cayman Inc.	61,674	1,698
	Yanzhou Coal Mining Co. Ltd. Class H	598,000	1,687
	Kingboard Holdings Ltd.	371,340	1,672
*,2	JD Logistics Inc.	789,527	1,627
	CITIC Securities Co. Ltd. Class A	547,189	1,618
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	131,370	1,616
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	39,224	1,615
*	KE Holdings Inc. ADR	113,771	1,613
*	Full Truck Alliance Co. Ltd. ADR	261,411	1,576
[2]	CGN Power Co. Ltd. Class H	5,600,832	1,574
		Shares	Market Value• ($000)
	Hengan International Group Co. Ltd.	330,730	1,563
	East Money Information Co. Ltd. Class A	449,054	1,531
	Sinopharm Group Co. Ltd. Class H	658,600	1,516
	China Resources Gas Group Ltd.	402,000	1,510
	Kunlun Energy Co. Ltd.	1,810,000	1,502
*	Vipshop Holdings Ltd. ADR	195,505	1,498
*,2	Pop Mart International Group Ltd.	329,600	1,491
	Zijin Mining Group Co. Ltd. Class A	884,412	1,468
[2]	China International Capital Corp. Ltd. Class H	728,000	1,459
	Luzhou Laojiao Co. Ltd. Class A	45,600	1,447
[2]	China Resources Mixc Lifestyle Services Ltd.	301,200	1,447
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	337,639	1,444
	Lufax Holding Ltd. ADR	258,919	1,437
	China Railway Group Ltd. Class H	2,048,000	1,434
	Muyuan Foods Co. Ltd. Class A	182,548	1,433
	GF Securities Co. Ltd. Class H	1,135,200	1,419
	Weichai Power Co. Ltd. Class H	1,002,400	1,400
	China Petroleum & Chemical Corp. Class A	2,126,380	1,392
*	Alibaba Health Information Technology Ltd.	2,438,000	1,374
	Yanzhou Coal Mining Co. Ltd. Class A	256,000	1,342
	China Shenhua Energy Co. Ltd. Class A	288,500	1,341
	China State Construction Engineering Corp. Ltd. Class A	1,407,000	1,336
	China Power International Development Ltd.	2,715,851	1,313
	Haitong Securities Co. Ltd. Class H	1,872,739	1,308
	China Hongqiao Group Ltd.	1,050,000	1,306
*	Genscript Biotech Corp.	462,000	1,305
	Shanghai Pudong Development Bank Co. Ltd. Class A	1,069,486	1,300

15

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,216,400	1,296
[2]	Ganfeng Lithium Co. Ltd. Class H	107,200	1,283
	People's Insurance Co. Group of China Ltd. Class H	4,008,000	1,277
	China Minsheng Banking Corp. Ltd. Class H	3,364,012	1,276
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	304,000	1,242
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	212,700	1,236
	Bank of Ningbo Co. Ltd. Class A	226,068	1,235
[2]	China Feihe Ltd.	1,283,000	1,220
	SF Holding Co. Ltd. Class A	157,398	1,217
	Kingsoft Corp. Ltd.	401,200	1,204
*	Tencent Music Entertainment Group ADR	280,180	1,191
	Bank of Communications Co. Ltd. Class A	1,547,100	1,189
*,1,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	344,156	1,183
	Agricultural Bank of China Ltd. Class A	2,544,735	1,180
	Jiangxi Copper Co. Ltd. Class H	750,000	1,173
*	Daqo New Energy Corp. ADR	28,191	1,172
	Guangzhou Automobile Group Co. Ltd. Class H	1,379,399	1,170
	Huaneng Power International Inc. Class H	2,306,000	1,158
	Poly Developments and Holdings Group Co. Ltd. Class A	416,099	1,146
	China Merchants Port Holdings Co. Ltd.	656,000	1,145
	Zhuzhou CRRC Times Electric Co. Ltd.	290,109	1,141
	China Vanke Co. Ltd. Class A	385,300	1,132
	Wanhua Chemical Group Co. Ltd. Class A	95,400	1,119
*	Zai Lab Ltd. ADR	27,251	1,089
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	45,295	1,084
	China Jinmao Holdings Group Ltd.	3,266,000	1,073
		Shares	Market Value• ($000)
	New China Life Insurance Co. Ltd. Class H	422,234	1,070
	China Pacific Insurance Group Co. Ltd. Class A	333,288	1,045
	Anhui Conch Cement Co. Ltd. Class A	172,700	1,044
	China Galaxy Securities Co. Ltd. Class H	1,878,000	1,021
	Luxshare Precision Industry Co. Ltd. Class A	218,869	1,015
	China Everbright International Ltd.	1,728,777	1,015
	China State Construction International Holdings Ltd.	779,750	1,006
	Bank of China Ltd. Class A	1,975,400	966
	Fosun International Ltd.	910,464	960
	Shanghai Baosight Software Co. Ltd. Class B	255,244	937
	China Coal Energy Co. Ltd. Class H	1,109,000	934
	JOYY Inc. ADR	23,346	924
	CIFI Holdings Group Co. Ltd.	1,906,600	917
*	Baidu Inc. ADR	7,366	915
	Tongwei Co. Ltd. Class A	148,100	913
	Dongfeng Motor Group Co. Ltd. Class H	1,246,000	909
[1,2]	Haidilao International Holding Ltd.	465,000	903
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	19,398	894
	Aier Eye Hospital Group Co. Ltd. Class A	164,012	885
	Far East Horizon Ltd.	1,079,000	880
[2]	Huatai Securities Co. Ltd. Class H	638,564	878
[2]	CSC Financial Co. Ltd. Class H	953,000	877
*,1	51job Inc. ADR	14,333	872
*,2	Hua Hong Semiconductor Ltd.	222,084	862
	Jiangsu Hengrui Medicine Co. Ltd. Class A	192,316	857
[3]	Sunac China Holdings Ltd.	1,458,538	851
	360 DigiTech Inc. ADR	58,775	848
	China Medical System Holdings Ltd.	585,000	838

16

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Beijing Enterprises Water Group Ltd.	2,563,015	829
*	Air China Ltd. Class H	1,220,000	822
	China Molybdenum Co. Ltd. Class H	1,638,000	815
*	Chinasoft International Ltd.	994,000	804
*,1	JinkoSolar Holding Co. Ltd. ADR	15,603	800
	NARI Technology Co. Ltd. Class A	166,480	800
	New Oriental Educatio Sp ADR	61,659	774
*,2	China Literature Ltd.	183,600	772
	Autohome Inc. ADR	26,443	769
[2]	Hansoh Pharmaceutical Group Co. Ltd.	460,000	758
	ZTE Corp. Class H	355,614	747
	Shaanxi Coal Industry Co. Ltd. Class A	286,000	745
	China Insurance International Holdings Co. Ltd.	650,059	743
*	Weibo Corp. ADR	32,062	742
	Chongqing Zhifei Biological Products Co. Ltd. Class A	51,400	734
*,1	China Southern Airlines Co. Ltd. Class H	1,312,000	733
[2]	Yadea Group Holdings Ltd.	486,000	733
	China Resources Cement Holdings Ltd.	882,000	732
*	Tongcheng-Elong Holdings Ltd.	411,200	725
	China Life Insurance Co. Ltd. Class A	188,639	723
	Haitong Securities Co. Ltd. Class A	528,500	720
	Yunnan Energy New Material Co. Ltd. Class A	23,600	719
	Xtep International Holdings Ltd.	492,000	716
	BYD Electronic International Co. Ltd.	358,500	715
	CRRC Corp. Ltd. Class H	1,917,000	711
	Beijing Enterprises Holdings Ltd.	208,500	705
*	Aluminum Corp. of China Ltd. Class H	1,537,331	705
	Kingboard Laminates Holdings Ltd.	458,858	704
	Sany Heavy Industry Co. Ltd. Class A	281,946	702
	Greentown China Holdings Ltd.	399,879	702
[2]	Hygeia Healthcare Holdings Co. Ltd.	145,332	702
		Shares	Market Value• ($000)
[2]	China Merchants Securities Co. Ltd. Class H	678,160	701
	China Three Gorges Renewables Group Co. Ltd. Class A	797,600	700
	Bank of Nanjing Co. Ltd. Class A	398,300	697
	Anhui Gujing Distillery Co. Ltd. Class B	52,300	696
[2]	Shandong Gold Mining Co. Ltd. Class H	376,050	695
	Shenzhen Inovance Technology Co. Ltd. Class A	80,000	693
	Haitian International Holdings Ltd.	281,000	692
	China National Nuclear Power Co. Ltd. Class A	639,000	685
	TravelSky Technology Ltd. Class H	452,000	683
	China Overseas Property Holdings Ltd.	572,493	678
	China Meidong Auto Holdings Ltd.	204,000	671
	SAIC Motor Corp. Ltd. Class A	276,099	663
[2]	Topsports International Holdings Ltd.	866,000	662
*	TAL Education Group ADR	194,482	659
*	China Conch Environment Protection Holdings Ltd.	761,998	653
	China Railway Group Ltd. Class A	608,200	652
*	RLX Technology Inc. ADR	321,343	652
	Cosco Shipping Ports Ltd.	908,000	647
	WuXi AppTec Co. Ltd. Class A	41,584	646
*	Alibaba Pictures Group Ltd.	7,640,000	645
	Huatai Securities Co. Ltd. Class A	320,900	644
	Inner Mongolia Yitai Coal Co. Ltd. Class B	479,704	643
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	270,100	642
	China Cinda Asset Management Co. Ltd. Class H	3,785,000	638
	Nine Dragons Paper Holdings Ltd.	716,000	632
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	907,300	629

17

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Flat Glass Group Co. Ltd. Class H	173,000	619
[1,2]	Jiumaojiu International Holdings Ltd.	281,000	618
	AviChina Industry & Technology Co. Ltd. Class H	1,138,000	617
	China Everbright Bank Co. Ltd. Class H	1,699,000	615
	Dongyue Group Ltd.	522,000	615
*	Canadian Solar Inc.	22,142	609
	Bosideng International Holdings Ltd.	1,212,000	605
	GoerTek Inc. Class A	114,500	602
	JA Solar Technology Co. Ltd. Class A	49,300	602
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	369,700	598
	Yangzijiang Shipbuilding Holdings Ltd.	914,336	597
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	101,961	596
[2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	61,000	591
	Eve Energy Co. Ltd. Class A	59,605	583
*	Yihai International Holding Ltd.	207,000	583
	China Minsheng Banking Corp. Ltd. Class A	1,032,100	578
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	80,400	571
	Great Wall Motor Co. Ltd. Class A	153,431	571
	China Communications Services Corp. Ltd. Class H	1,252,000	570
	Guangdong Haid Group Co. Ltd. Class A	61,077	569
[2]	Pharmaron Beijing Co. Ltd. Class H	45,100	567
	NAURA Technology Group Co. Ltd. Class A	15,900	567
	China Lesso Group Holdings Ltd.	453,000	566
	Foxconn Industrial Internet Co. Ltd. Class A	393,600	566
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	117,900	560
	Huaxia Bank Co. Ltd. Class A	676,100	557
[1]	Hopson Development Holdings Ltd.	289,080	557
		Shares	Market Value• ($000)
	China Oilfield Services Ltd. Class H	542,000	555
*	Shanghai International Airport Co. Ltd. Class A	74,541	555
	New China Life Insurance Co. Ltd. Class A	122,700	552
	Zhaojin Mining Industry Co. Ltd. Class H	579,500	551
	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	387,365	551
	Baoshan Iron & Steel Co. Ltd. Class A	562,400	547
	China Everbright Bank Co. Ltd. Class A	1,124,800	542
*,2	Guotai Junan Securities Co. Ltd. Class H	418,600	540
	Iflytek Co. Ltd. Class A	96,800	537
*	Beijing Capital International Airport Co. Ltd. Class H	980,000	535
*,2,3	Evergrande Property Services Group Ltd.	1,823,000	534
	Yuexiu Property Co. Ltd.	505,441	526
	Fu Shou Yuan International Group Ltd.	757,000	523
[1]	Poly Property Services Co. Ltd.	78,000	518
	CRRC Corp. Ltd. Class A	677,700	517
*	COFCO Meat Holdings Ltd.	1,261,000	513
*	Aluminum Corp. of China Ltd. Class A	720,200	511
	Shougang Fushan Resources Group Ltd.	1,361,524	509
	AECC Aviation Power Co. Ltd. Class A	89,200	508
	Bank of Beijing Co. Ltd. Class A	731,300	506
	Trina Solar Co. Ltd. Class A	66,593	505
	China Grand Pharmaceutical and Healthcare Holdings Ltd. Class A	823,080	504
	First Capital Securities Co. Ltd. Class A	603,600	504
	China Oilfield Services Ltd. Class A	267,625	504

18

Total World Stock Index Fund
		Shares	Market Value• ($000)
	China CITIC Bank Corp. Ltd. Class A	660,900	503
	Tsingtao Brewery Co. Ltd. Class A	38,600	502
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	18,000	497
*,1,2	Weimob Inc.	848,000	497
*,2	Haichang Ocean Park Holdings Ltd.	741,000	496
	Bank of Shanghai Co. Ltd. Class A	503,837	495
	China Resources Medical Holdings Co. Ltd.	891,090	494
	Zhejiang Expressway Co. Ltd. Class H	596,000	491
	BOE Technology Group Co. Ltd. Class A	850,900	488
*	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	164,000	479
	Zhejiang Huayou Cobalt Co. Ltd. Class A	38,800	479
	Pharmaron Beijing Co. Ltd. Class A	25,342	479
[2]	Dali Foods Group Co. Ltd.	939,000	478
	Will Semiconductor Co. Ltd. Shanghai Class A	21,100	476
	Daqin Railway Co. Ltd. Class A	469,600	474
	BOE Technology Group Co. Ltd. Class B	989,400	470
	ZTE Corp. Class A	129,398	470
	China Traditional Chinese Medicine Holdings Co. Ltd.	962,000	469
*	iQIYI Inc. ADR	131,359	468
	China Water Affairs Group Ltd.	424,000	466
	China Suntien Green Energy Corp. Ltd. Class H	824,000	465
	SDIC Capital Co. Ltd. Class A	479,336	463
	Henan Shuanghui Investment & Development Co. Ltd. Class A	101,678	457
	Walvax Biotechnology Co. Ltd. Class A	56,800	456
	Chongqing Rural Commercial Bank Co. Ltd. Class H	1,162,000	451
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	61,900	449
[1]	Jinke Smart Services Group Co. Ltd. Class H	137,300	447
*,2	3SBio Inc.	626,500	442
*	Fufeng Group Ltd.	875,000	438
		Shares	Market Value• ($000)
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	476,897	436
	Hangzhou Tigermed Consulting Co. Ltd. Class A	32,150	432
	Shenzhen International Holdings Ltd.	402,000	431
[3]	China Evergrande Group	2,005,000	422
	Sungrow Power Supply Co. Ltd. Class A	44,200	418
*,2	Linklogis Inc. Class B	438,000	418
	Metallurgical Corp. of China Ltd. Class H	1,618,000	414
*,1,2	Ping An Healthcare and Technology Co. Ltd.	167,627	413
*,2	InnoCare Pharma Ltd.	298,000	413
	Gigadevice Semiconductor Beijing Inc. Class A	22,151	412
	Shanghai Electric Group Co. Ltd. Class H	1,690,000	411
	China Yongda Automobiles Services Holdings Ltd.	442,000	410
	Greentown Service Group Co. Ltd.	408,000	406
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	692,380	405
[2]	BAIC Motor Corp. Ltd. Class H	1,296,900	405
	China United Network Communications Ltd. Class A	756,300	403
*	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	396,600	400
	Beijing Kingsoft Office Software Inc. Class A	14,047	399
[2]	China Railway Signal & Communication Corp. Ltd. Class H	1,180,500	396
*	Brilliance China Automotive Holdings Ltd.	527,000	394
	Guotai Junan Securities Co. Ltd. Class A	178,800	393
	Ganfeng Lithium Co. Ltd. Class A	23,700	393
	Hello Group Inc. ADR	73,822	393

19

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Imeik Technology Development Co. Ltd. Class A	5,000	389
	Shenwan Hongyuan Group Co. Ltd. Class A	629,900	388
*,2	Jinxin Fertility Group Ltd.	619,000	388
*	Seazen Group Ltd.	917,754	388
	Chongqing Zaisheng Technology Corp. Ltd. Class A (XSSC)	458,920	388
*,1,2	Akeso Inc.	206,000	384
	Anhui Gujing Distillery Co. Ltd. Class A	13,000	383
	Xinte Energy Co. Ltd. Class H	175,600	381
	TBEA Co. Ltd. Class A	130,500	379
	China Datang Corp Renewable Power Co. Ltd. Class H	1,003,000	379
*	China Energy Engineering Corp. Ltd.	1,041,600	379
	Orient Securities Co. Ltd. Class A	273,408	375
	C&D International Investment Group Ltd.	151,000	371
	Sinotrans Ltd. Class H	1,224,000	370
	Angang Steel Co. Ltd. Class H	842,800	369
	CIFI Ever Sunshine Services Group Ltd.	278,000	368
	Hollysys Automation Technologies Ltd.	23,767	366
*	Gotion High-tech Co. Ltd. Class A	90,900	366
*	Skyworth Group Ltd.	695,340	364
[1,2]	Blue Moon Group Holdings Ltd.	466,000	364
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	1,282,300	363
	Citic Pacific Special Steel Group Co. Ltd. Class A	133,410	362
	Yuexiu REIT	902,747	361
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	20,300	360
	Yangzijiang Financial Holding	914,336	360
	China Oriental Group Co. Ltd.	1,352,000	358
	Power Construction Corp. of China Ltd. Class A	307,000	358
*,1	XPeng Inc. Class A	28,744	357
[2]	China Resources Pharmaceutical Group Ltd.	676,000	356
		Shares	Market Value• ($000)
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	443,700	354
	China BlueChemical Ltd. Class H	1,028,000	353
	China Kepei Education Group Ltd.	1,252,000	348
	Shenzhen Investment Ltd.	1,603,953	346
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	91,400	346
	Wingtech Technology Co. Ltd. Class A	35,000	344
*,1	Differ Group Holding Co. Ltd.	1,312,000	343
[1,3]	Shimao Group Holdings Ltd.	608,000	342
*,1	Ming Yuan Cloud Group Holdings Ltd.	263,000	342
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	30,430	341
	NetDragon Websoft Holdings Ltd.	170,000	340
	Sany Heavy Equipment International Holdings Co. Ltd.	356,000	335
	Bank of Hangzhou Co. Ltd. Class A	145,400	335
*,2	CanSino Biologics Inc. Class H	31,400	333
*	Vnet Group Inc. ADR	55,178	329
	Yunnan Baiyao Group Co. Ltd. Class A	28,500	328
	Shenzhen Expressway Co. Ltd. Class H	318,000	327
*,1	Sihuan Pharmaceutical Holdings Group Ltd.	2,071,000	327
*	Golden Solar New Energy Technology Holdings Ltd.	338,000	326
[2]	Legend Holdings Corp. Class H	275,100	325
	Jiangsu Expressway Co. Ltd. Class H	328,000	324
	Jiangsu Expressway Co. Ltd. Class A	261,600	323
	SG Micro Corp. Class A	7,650	321
	Focus Media Information Technology Co. Ltd. Class A	363,700	319
*,1	Gome Electrical Appliances Holdings Ltd.	6,542,720	317

20

Total World Stock Index Fund
		Shares	Market Value• ($000)
[1]	CIMC Enric Holdings Ltd.	302,000	317
	China Everbright Ltd.	330,000	316
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	600,000	315
*	Noah Holdings Ltd. ADR	17,496	314
	Chongqing Changan Automobile Co. Ltd. Class A	199,220	313
*,2	New Horizon Health Ltd.	146,000	313
	Xinyi Energy Holdings Ltd.	582,000	311
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	145,470	308
*,1	China Dili Group	1,288,303	307
	Sinotruk Hong Kong Ltd.	252,000	305
	Ecovacs Robotics Co. Ltd. Class A	18,800	305
	Yuexiu Transport Infrastructure Ltd.	476,000	304
	COSCO SHIPPING Development Co. Ltd. Class A	652,900	304
	Shenzhen Transsion Holdings Co. Ltd. Class A	23,860	304
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	1,620,000	303
	Dongfang Electric Corp. Ltd. Class H	280,600	302
	Shandong Gold Mining Co. Ltd. Class A	103,577	302
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	253,800	302
[1]	Tianneng Power International Ltd.	360,000	300
[1,2]	Everbright Securities Co. Ltd. Class H	484,000	299
	China Jushi Co. Ltd. Class A	125,730	298
	China International Marine Containers Group Co. Ltd. Class H	217,000	298
[1]	Zhongyu Gas Holdings Ltd.	338,000	297
	China CSSC Holdings Ltd. Class A	124,900	296
*	Lifetech Scientific Corp.	1,059,998	296
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	114,000	294
	China Risun Group Ltd.	584,000	294
		Shares	Market Value• ($000)
	Mango Excellent Media Co. Ltd. Class A	54,526	293
	Hangzhou Silan Microelectronics Co. Ltd. Class A	46,900	293
*,1,2	Kintor Pharmaceutical Ltd.	102,000	292
*	C&D Property Management Group Co. Ltd.	605,000	291
*	Advanced Micro-Fabrication Equipment Inc. Class A	18,483	291
	Huaxin Cement Co. Ltd. Class A	87,600	289
	SSY Group Ltd.	588,336	289
[1]	China Modern Dairy Holdings Ltd.	1,979,500	288
	Qinhuangdao Port Co. Ltd. Class A	720,300	287
	Shanghai Industrial Holdings Ltd.	194,000	286
	Montage Technology Co. Ltd. Class A	32,761	286
	Concord New Energy Group Ltd.	3,100,000	285
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	41,072	284
[1,2]	A-Living Smart City Services Co. Ltd.	178,500	282
	China Reinsurance Group Corp. Class H	3,221,000	281
*	Wens Foodstuffs Group Co. Ltd. Class A	99,060	280
*	360 Security Technology Inc. Class A	226,898	280
*,2	Remegen Co. Ltd. Class H	67,000	280
	China Education Group Holdings Ltd.	327,000	279
	Sinopec Engineering Group Co. Ltd. Class H	532,135	278
	Ninestar Corp. Class A	45,100	278
	China Construction Bank Corp. Class A	301,800	277
[1]	Agile Group Holdings Ltd.	575,500	276
	Guoyuan Securities Co. Ltd. Class A	304,220	276
	Maxscend Microelectronics Co. Ltd. Class A	9,920	276
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	235,557	275
	Fuyao Glass Industry Group Co. Ltd. Class A	51,300	275

21

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Changchun High & New Technology Industry Group Inc. Class A	11,546	273
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	36,100	273
	SDIC Power Holdings Co. Ltd. Class A	184,900	271
	China Overseas Grand Oceans Group Ltd.	462,500	269
*,1,2	Alphamab Oncology	264,000	267
	Datang International Power Generation Co. Ltd. Class H	1,648,000	265
[1]	Maanshan Iron & Steel Co. Ltd. Class H	674,000	264
	Satellite Chemical Co. Ltd. Class A	48,440	264
	GD Power Development Co. Ltd. Class A	576,899	262
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	967,476	260
	Ming Yang Smart Energy Group Ltd. Class A	78,400	260
	Fujian Cement Inc. Class A	264,200	258
*,2	Luye Pharma Group Ltd.	825,000	257
	Zhejiang NHU Co. Ltd. Class A	63,480	257
*	Chongqing Brewery Co. Ltd. Class A	13,600	257
*	Guanghui Energy Co. Ltd. Class A	190,900	256
	Seazen Holdings Co. Ltd. Class A	60,900	255
	Livzon Pharmaceutical Group Inc. Class H	75,806	255
[1]	Guangzhou R&F Properties Co. Ltd. Class H	678,600	252
	FinVolution Group ADR	66,835	251
*,1	XD Inc.	95,600	250
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	54,990	250
	Lao Feng Xiang Co. Ltd. Class A	41,900	248
	Yonyou Network Technology Co. Ltd. Class A	86,067	247
*,1	HengTen Networks Group Ltd.	1,025,200	246
	Hengli Petrochemical Co. Ltd. Class A	77,500	244
*	New Hope Liuhe Co. Ltd. Class A	114,900	243
		Shares	Market Value• ($000)
	Gemdale Corp. Class A	111,700	243
	Lonking Holdings Ltd.	877,000	242
	Shenzhen Properties & Resources Development Group Ltd. Class A	133,900	241
	Chaozhou Three-Circle Group Co. Ltd. Class A	55,600	240
	Weichai Power Co. Ltd. Class A	142,300	239
	Poly Property Group Co. Ltd.	952,000	239
	Sealand Securities Co. Ltd. Class A	469,570	238
	JiuGui Liquor Co. Ltd. Class A	10,500	237
	Suzhou Maxwell Technologies Co. Ltd. Class A	4,704	237
	Shanghai International Port Group Co. Ltd. Class A	265,200	237
	China Molybdenum Co. Ltd. Class A	338,200	237
*	China Eastern Airlines Corp. Ltd. Class A	333,500	237
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	108,300	237
*	Qinghai Huzhu Tianyoude Class A	89,600	237
	Guangzhou Automobile Group Co. Ltd. Class A	128,600	236
[2]	China New Higher Education Group Ltd.	672,000	235
	Yealink Network Technology Corp. Ltd. Class A	19,930	234
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	266,700	233
	Gemdale Properties & Investment Corp. Ltd.	2,166,000	230
	Huayu Automotive Systems Co. Ltd. Class A	78,000	230
	TCL Technology Group Corp. Class A	363,800	229
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	34,540	228
	Ningbo Shanshan Co. Ltd. Class A	68,800	228
	Hangzhou First Applied Material Co. Ltd. Class A	16,368	227

22

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	232,600	227
	Zhejiang Communications Technology Co. Ltd.	219,600	226
	China Resources Microelectronics Ltd. Class A	30,993	226
*,1,2	Venus MedTech Hangzhou Inc. Class H	122,500	225
	Shantui Construction Machinery Co. Ltd. Class A	404,400	225
*	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	89,010	224
[2]	Midea Real Estate Holding Ltd.	117,800	224
	Bank of Qingdao Co. Ltd. Class A	405,800	224
[2]	Genertec Universal Medical Group Co. Ltd.	349,000	224
	CGN New Energy Holdings Co. Ltd.	510,000	223
	China National Chemical Engineering Co. Ltd. Class A	162,700	223
*	Shanghai Junshi Biosciences Co. Ltd. Class A	15,392	222
	Huadong Medicine Co. Ltd. Class A	43,130	221
	Jiangsu King's Luck Brewery JSC Ltd. Class A	32,727	221
	StarPower Semiconductor Ltd. Class A	4,300	221
	PAX Global Technology Ltd.	255,000	220
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	34,000	220
	MINISO Group Holding Ltd. ADR	29,866	220
*	Tuya Inc. ADR	88,552	220
	Huizhou Desay Sv Automotive Co. Ltd. Class A	12,200	219
	BBMG Corp. Class H	1,331,000	218
	Sichuan Road & Bridge Co. Ltd. Class A	136,400	215
	Glarun Technology Co. Ltd. Class A	99,600	215
	Bloomage Biotechnology Corp. Ltd. Class A	10,577	215
*	Dada Nexus Ltd. ADR	28,059	214
		Shares	Market Value• ($000)
*	Sinopec Oilfield Service Corp. Class A	787,700	214
*	Amlogic Shanghai Co. Ltd. Class A	13,191	214
	Jiangsu Zhongtian Technology Co. Ltd. Class A	86,900	213
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	8,729	213
*	Helens International Holdings Co. Ltd.	155,000	213
	Jiangxi Copper Co. Ltd. Class A	80,700	212
	Digital China Holdings Ltd.	449,499	211
[2]	Simcere Pharmaceutical Group Ltd.	198,000	211
*	West China Cement Ltd.	1,334,000	210
	Hisense Home Appliances Group Co. Ltd. Class A	118,200	210
	Qingdao Port International Co. Ltd. Class A	259,000	210
	Chongqing Changan Automobile Co. Ltd. Class B	448,087	209
	Ningbo Orient Wires & Cables Co. Ltd. Class A	29,500	209
	Hundsun Technologies Inc. Class A	36,246	208
	City Development Environment Co. Ltd. Class A	150,400	207
*	Beijing Enterprises Clean Energy Group Ltd.	21,640,000	206
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	143,033	205
	ADAMA Ltd. Class A	142,000	205
	China Zhenhua Group Science & Technology Co. Ltd. Class A	12,800	204
	Lens Technology Co. Ltd. Class A	133,400	204
	Shenzhen Center Power Tech Co. Ltd. Class A	123,400	204
	Hainan Strait Shipping Co. Ltd. Class A	270,724	202
	Ginlong Technologies Co. Ltd. Class A	6,970	202
	Jiangsu Eastern Shenghong Co. Ltd. Class A	108,900	201

23

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Zhejiang Orient Gene Biotech Co. Ltd. Class A	7,305	201
	Huadian Power International Corp. Ltd. Class H	576,000	200
	Tiangong International Co. Ltd.	604,000	199
	Guosen Securities Co. Ltd. Class A	136,055	199
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	952,800	199
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	14,381	199
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	41,200	198
	Tong Ren Tang Technologies Co. Ltd. Class H	259,000	197
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	158,200	197
	CGN Nuclear Technology Development Co. Ltd. Class A	157,300	197
	Sun Art Retail Group Ltd.	631,500	196
	Xiamen Faratronic Co. Ltd. Class A	8,900	196
*	Yunnan Aluminium Co. Ltd. Class A	125,400	196
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	83,800	196
	Ningbo Peacebird Fashion Co. Ltd. Class A	70,800	196
*	Canaan Inc. ADR	51,187	195
	Lao Feng Xiang Co. Ltd. Class B	60,294	194
	Metallurgical Corp. of China Ltd. Class A	367,400	194
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	23,900	194
	Ningbo Tuopu Group Co. Ltd. Class A	24,800	194
*	Shanxi Meijin Energy Co. Ltd. Class A	123,500	193
	Inner Mongolia M-Grass Ecology And Enviroment Group Co. Ltd. Class A	345,300	191
	Shenzhen Comix Group Co. Ltd. Class A	230,700	190
		Shares	Market Value• ($000)
	Central China Securities Co. Ltd. Class H	1,169,988	190
*	Shanghai Milkground Food Tech Co. Ltd. Class A	41,000	190
[1,2]	Shimao Services Holdings Ltd.	358,000	189
[3]	Shanghai Jin Jiang Capital Co. Ltd. Class H	478,000	189
*	Shenzhen Dynanonic Co. Ltd. Class A	2,842	189
	Founder Securities Co. Ltd. Class A	204,400	188
*,1,2	Yidu Tech Inc.	181,300	188
	CSG Holding Co. Ltd. Class B	516,606	187
	Zhejiang Dahua Technology Co. Ltd. Class A	74,600	187
	Hoshine Silicon Industry Co. Ltd. Class A	15,700	187
*	Li Auto Inc. Class A	15,983	187
	Huaneng Power International Inc. Class A	170,300	186
*	Kwg Group Holdings Ltd.	518,000	185
*	Sohu.com Ltd. ADR	11,911	184
	Beijing New Building Materials plc Class A	42,100	184
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	32,887	184
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	201,900	184
*,1	Yeahka Ltd.	70,800	184
	Liaoning Port Co. Ltd. Class A	729,600	184
	Flat Glass Group Co. Ltd. Class A	30,200	184
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	18,607	182
	Haier Smart Home Co. Ltd. Class A	46,799	182
	Guangxi Wuzhou Communications Co. Ltd. Class A	309,800	182
*	Hainan Meilan International Airport Co. Ltd. Class H	96,000	182
	Shanghai Industrial Urban Development Group Ltd.	2,083,200	181
	Asymchem Laboratories Tianjin Co. Ltd. Class A	4,500	181

24

Total World Stock Index Fund
		Shares	Market Value• ($000)
	YongXing Special Materials Technology Co. Ltd. Class A	11,700	181
*,1,2	Zhou Hei Ya International Holdings Co. Ltd.	351,000	181
*	SOHO China Ltd.	983,000	180
	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A	130,100	180
	China Automotive Engineering Research Institute Co. Ltd. Class A	95,300	180
	Beijing Easpring Material Technology Co. Ltd. Class A	17,900	179
	Sichuan Chuantou Energy Co. Ltd. Class A	107,400	179
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	6,000	179
[2]	Orient Securities Co. Ltd. Class H	296,000	178
	Wuhan Department Store Group Co. Ltd. Class A	114,800	178
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	48,800	177
	Yonghui Superstores Co. Ltd. Class A	264,300	177
	YTO Express Group Co. Ltd. Class A	65,400	177
*	Sichuan Hebang Biotechnology Co. Ltd. Class A	369,600	176
	First Tractor Co. Ltd. Class A	114,700	176
	China Coal Energy Co. Ltd. Class A	124,100	175
	ZTO Express Cayman Inc. ADR	6,322	174
*	Topchoice Medical Corp. Class A	8,995	174
	Sino-Ocean Group Holding Ltd.	922,500	174
	Jizhong Energy Resources Co. Ltd. Class A	152,500	174
*	Nanfang Zhongjin Environment Co. Ltd. Class A	447,900	174
	Wuhan Guide Infrared Co. Ltd. Class A	74,668	173
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	127,300	173
		Shares	Market Value• ($000)
	Sinomine Resource Group Co. Ltd. Class A	14,000	173
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	64,600	172
	Zhejiang Chint Electrics Co. Ltd. Class A	35,100	172
	China Harmony New Energy Auto Holding Ltd.	365,000	171
	Yanlord Land Group Ltd.	194,600	171
	Shandong Nanshan Aluminum Co. Ltd. Class A	350,000	171
	Times China Holdings Ltd.	480,000	170
*	Niu Technologies ADR	17,804	170
	Tian Lun Gas Holdings Ltd.	285,500	168
*,1	China Eastern Airlines Corp. Ltd. Class H	496,000	167
	Bank of Chongqing Co. Ltd. Class H	295,500	167
*	Jiangxi Special Electric Class A	54,900	167
*,2	Sunac Services Holdings Ltd.	304,055	166
*	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	110,900	166
	Hangcha Group Co. Ltd. Class A	75,200	166
	Hithink RoyalFlush Information Network Co. Ltd. Class A	13,353	165
	Beijing Jingneng Clean Energy Co. Ltd. Class H	646,000	165
	LB Group Co. Ltd. Class A	60,100	165
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	6,846	165
[3]	Luxi Chemical Group Co. Ltd. Class A	60,000	163
	Suzhou TA&A Ultra Clean Technology Co. Ltd. Class A	17,800	163
	Ningbo Deye Technology Co. Claas A	4,900	163
*	HUYA Inc. ADR	39,330	162
	Shenzhen Capchem Technology Co. Ltd. Class A	16,200	162
	Bank of Jiangsu Co. Ltd. Class A	145,800	161
	Industrial Securities Co. Ltd. Class A	163,500	160

25

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	400,000	159
*	Chengxin Lithium Group Co. Ltd. Class A	24,000	159
*	National Silicon Industry Group Co. Ltd. Class A	50,798	159
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	126,500	158
	Hongda Xingye Co. Ltd. Class A	302,300	158
*,2	China East Education Holdings Ltd.	306,500	156
	GEM Co. Ltd. Class A	153,900	156
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	99,500	156
	COSCO SHIPPING Development Co. Ltd. Class H	793,000	155
*	CMGE Technology Group Ltd.	590,000	155
*	Kingsoft Cloud Holdings Ltd. ADR	42,517	154
	Xingda International Holdings Ltd.	858,000	154
	PhiChem Corp. Class A	48,000	154
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	21,700	154
	Zhuhai Port Co. Ltd. Class A	189,800	154
	Xiamen C & D Inc. Class A	70,200	153
	China Railway Tielong Container Logistics Co. Ltd. Class A	215,000	153
	Xiamen Xiangyu Co. Ltd. Class A	116,103	153
[2]	Joinn Laboratories China Co. Ltd. Class H	20,900	153
	Guangdong Provincial Expressway Development Co. Ltd. Class A	127,000	153
	Livzon Pharmaceutical Group Inc. Class A	30,300	152
	Sunwoda Electronic Co. Ltd. Class A	46,100	152
	Fangda Carbon New Material Co. Ltd. Class A	143,335	152
	Western Superconducting Technologies Co. Ltd. Class A	12,345	152
		Shares	Market Value• ($000)
	Shanghai Bailian Group Co. Ltd. Class B	193,500	151
	Jiangsu Yangnong Chemical Co. Ltd. Class A	7,600	151
	Beijing Roborock Technology Co. Ltd. Class A	1,740	151
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	210,100	151
	Hangzhou Steam Turbine Co. Ltd. Class B	87,657	150
	China SCE Group Holdings Ltd.	837,000	150
	CGN Power Co. Ltd. Class A	349,900	150
	Tofflon Science & Technology Group Co. Ltd. Class A	28,400	150
	ENN Natural Gas Co. Ltd. Class A	60,100	149
	Shanghai RAAS Blood Products Co. Ltd. Class A	182,400	149
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	172,400	149
	Joinn Laboratories China Co. Ltd. Class A	9,860	148
	Thunder Software Technology Co. Ltd. Class A	10,500	147
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	67,100	147
	Ingenic Semiconductor Co. Ltd. Class A	13,200	147
	XCMG Construction Machinery Co. Ltd. Class A	194,600	146
	Health & Happiness H&H International Holdings Ltd.	133,236	146
	Shenzhen Senior Technology Material Co. Ltd. Class A	46,113	146
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	85,000	146
	Wuhan DR Laser Technology Corp. Ltd. Class A	4,800	145
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	78,000	145

26

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Kuang-Chi Technologies Co. Ltd. Class A	72,100	144
	Sinoma Science & Technology Co. Ltd. Class A	47,400	144
	SooChow Securities Co. Ltd. Class A	140,608	144
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	160,200	143
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	148,714	143
	Hangzhou Robam Appliances Co. Ltd. Class A	30,600	143
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	13,900	143
*	Inner Mongolia Xingye Mining Co. Ltd. Class A	141,000	143
*,2	Angelalign Technology, Inc.	10,153	143
	Shandong Chenming Paper Holdings Ltd. Class H	360,750	142
[3]	Fujian Longking Co. Ltd. Class A	108,900	142
	Shengyi Technology Co. Ltd. Class A	56,300	142
	JCET Group Co. Ltd. Class A	43,900	142
	Sichuan Swellfun Co. Ltd. Class A	13,300	141
	Bethel Automotive Safety Systems Co. Ltd. Class A	16,400	141
[1]	Logan Group Co. Ltd.	452,000	141
	Vats Liquor Chain Store Management JSC Ltd.	25,800	141
*	I-Mab ADR	11,215	141
*	Mianyang Fulin Precision Co. Ltd. Class A	47,100	141
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	110,100	140
	Zhuguang Holdings Group Co. Ltd.	762,000	139
	Lepu Medical Technology Beijing Co. Ltd. Class A	53,900	139
	Beijing GeoEnviron Engineering & Technology Inc. Class A	64,090	139
*	TCL Electronics Holdings Ltd.	304,333	138
		Shares	Market Value• ($000)
	Rongsheng Petrochemical Co. Ltd. Class A	66,900	138
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	11,200	138
	Central China Management Co. Ltd.	880,000	138
	Hisense Home Appliances Group Co. Ltd. Class H	141,000	137
	Inspur Electronic Information Industry Co. Ltd. Class A	36,912	137
	Proya Cosmetics Co. Ltd. Class A	4,500	137
	CECEP Wind-Power Corp. Class A	225,600	137
	KWG Living Group Holdings Ltd.	360,824	136
	Tianshan Aluminum Group Co. Ltd. Class A	131,700	136
	Western Mining Co. Ltd. Class A	76,100	136
	Hongfa Technology Co. Ltd. Class A	18,500	135
	Ningxia Baofeng Energy Group Co. Ltd. Class A	63,700	135
	Shanghai Electric Group Co. Ltd. Class A	232,100	135
	Sichuan Expressway Co. Ltd. Class A	215,200	135
*,2	Peijia Medical Ltd.	158,000	135
*	Hubei Yihua Chemical Industry Co. Ltd. Class A	51,400	135
*	Huaxin Cement Co. Ltd. Class H	72,700	135
	China Greatwall Technology Group Co. Ltd. Class A	98,400	134
	Jiangsu Azure Corp. Class A	47,400	134
	Tongling Nonferrous Metals Group Co. Ltd. Class A	254,100	133
	Ovctek China Inc. Class A	23,797	133
	Tongkun Group Co. Ltd. Class A	58,000	133
*,2	China Renaissance Holdings Ltd.	105,800	133
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	46,100	132
	Huadian Power International Corp. Ltd. Class A	234,000	132
	Wuxi Shangji Automation Co. Ltd. Class A	7,200	132
	Gongniu Group Co. Ltd. Class A	6,100	132

27

Total World Stock Index Fund
		Shares	Market Value• ($000)
	China International Capital Corp. Ltd. Class A	23,500	132
*	Zhejiang Century Huatong Group Co. Ltd. Class A	182,300	131
*,2,3	CStone Pharmaceuticals	204,000	131
	Zhejiang Juhua Co. Ltd. Class A	76,900	131
	Hunan Zhongke Electric Co. Ltd. Class A	33,600	131
	Greenland Holdings Corp. Ltd. Class A	178,815	130
	Jiangxi Zhengbang Technology Co. Ltd. Class A	147,700	130
	Jafron Biomedical Co. Ltd. Class A	20,770	130
	Fangda Special Steel Technology Co. Ltd. Class A	102,800	130
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	30,200	130
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	24,200	130
	Keda Industrial Group Co. Ltd.	60,600	130
	Shoucheng Holdings Ltd.	947,600	129
	Sieyuan Electric Co. Ltd. Class A	28,400	129
	AVIC Electromechanical Systems Co. Ltd. Class A	86,600	129
	Beijing United Information Technology Co. Ltd.	8,845	129
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	6,700	129
	Dongguan Development Holdings Co. Ltd. Class A	92,200	129
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	167,000	129
*	Jilin Electric Power Co. Ltd. Class A	135,100	128
*,2	Mobvista Inc.	200,000	128
	Hualan Biological Engineering Inc. Class A	50,375	127
*	LexinFintech Holdings Ltd. ADR	49,470	127
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	49,500	127
		Shares	Market Value• ($000)
	Westone Information Industry Inc. Class A	26,500	126
	CECEP Solar Energy Co. Ltd. Class A	125,590	126
	Youngor Group Co. Ltd. Class A	122,100	126
	China Express Airlines Co. Ltd. Class A	81,473	126
	Weifu High-Technology Group Co. Ltd. Class A	40,800	125
	Datang International Power Generation Co. Ltd. Class A	361,800	125
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	100,400	125
	Everbright Securities Co. Ltd. Class A	72,700	125
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	175,100	125
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	12,000	125
	Han's Laser Technology Industry Group Co. Ltd. Class A	29,697	124
	Hunan Valin Steel Co. Ltd. Class A	141,000	124
	China Minmetals Rare Earth Co. Ltd. Class A	35,700	124
*,2	Ascentage Pharma Group International	73,100	124
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	6,800	124
	GCL Energy Technology Co. Ltd.	63,900	124
	China Shineway Pharmaceutical Group Ltd.	150,000	123
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	101,400	123
	CTS International Logistics Corp. Ltd. Class A	90,900	123
*	DouYu International Holdings Ltd. ADR	68,817	122
	Songcheng Performance Development Co. Ltd. Class A	64,640	122
	Huaibei Mining Holdings Co. Ltd. Class A	57,100	122

28

Total World Stock Index Fund
		Shares	Market Value• ($000)
	G-bits Network Technology Xiamen Co. Ltd. Class A	2,400	122
*	Youngy Co. Ltd. Class A	7,800	122
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	41,100	121
	Fujian Funeng Co. Ltd. Class A	63,265	120
	Zhejiang Longsheng Group Co. Ltd. Class A	79,000	120
	China Foods Ltd.	332,000	119
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	27,300	119
	Xianhe Co. Ltd. Class A	39,900	119
	Fu Jian Anjoy Foods Co. Ltd. Class A	6,100	119
*	Sichuan Development Lomon Co. Ltd. Class A	77,900	119
	Xinyu Iron & Steel Co. Ltd. Class A	136,500	118
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	59,100	118
	Sichuan Yahua Industrial Group Co. Ltd. Class A	29,700	118
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	106,500	118
	Heilongjiang Agriculture Co. Ltd. Class A	55,600	118
	Angel Yeast Co. Ltd. Class A	20,300	118
*	Zhejiang Yongtai Technology Co. Ltd. Class A	30,900	117
[3]	Henan Shenhuo Coal & Power Co. Ltd. Class A	64,600	117
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	176,900	117
	Greatview Aseptic Packaging Co. Ltd.	426,000	116
	Beijing Shiji Information Technology Co. Ltd. Class A	42,760	116
	Shenghe Resources Holding Co. Ltd. Class A	49,000	116
	Wuchan Zhongda Group Co. Ltd. Class A	154,600	115
		Shares	Market Value• ($000)
	Sailun Group Co. Ltd. Class A	79,000	115
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	24,200	115
*	Yunnan Tin Co. Ltd. Class A	42,400	114
	GRG Banking Equipment Co. Ltd. Class A	88,897	114
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	24,500	114
	Hengtong Optic-electric Co. Ltd. Class A	75,300	114
	Xiamen ITG Group Corp. Ltd. Class A	100,000	113
	Changjiang Securities Co. Ltd. Class A	135,520	113
	Shanxi Blue Flame Holding Co. Ltd. Class A	69,300	113
*,2	Ocumension Therapeutics	94,000	113
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	48,800	112
*	Suning.com Co. Ltd. Class A	229,700	112
	China Merchants Property Operation & Service Co. Ltd. Class A	40,430	112
	Zhuzhou Kibing Group Co. Ltd. Class A	67,200	112
*,1	EHang Holdings Ltd. ADR	13,376	112
	Levima Advanced Materials Corp. Class A	39,400	112
	Kangji Medical Holdings Ltd.	120,500	111
	Dongxing Securities Co. Ltd. Class A	89,900	111
	Sinofert Holdings Ltd.	668,000	111
	By-health Co. Ltd. Class A	36,600	111
	Beijing Dabeinong Technology Group Co. Ltd. Class A	103,100	111
[2]	Hope Education Group Co. Ltd.	1,832,000	111
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	21,000	111
	Guangzhou Pearl River Pian Class A	137,500	111
*	China CAMC Engineering Co. Ltd. Class A	84,700	110
	Shenzhen Kedali Industry Co. Ltd. Class A	6,000	110

29

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Xiamen Tungsten Co. Ltd. Class A	46,600	110
	Zhejiang China Commodities City Group Co. Ltd. Class A	143,100	110
	Sunresin New Materials Co. Ltd. Class A	10,900	110
	Shandong Sun Paper Industry JSC Ltd. Class A	58,800	109
*	Lingyi iTech Guangdong Co. Class A	169,000	109
	Jiangsu Guotai International Group Co. Ltd. Class A	78,800	109
	Jointown Pharmaceutical Group Co. Ltd. Class A	56,200	109
	Bank of Changsha Co. Ltd. Class A	96,300	108
	Avary Holding Shenzhen Co. Ltd. Class A	24,400	108
	Huafa Industrial Co. Ltd. Zhuhai Class A	93,200	108
	Shanghai Medicilon Inc. Class A	1,861	108
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	29,600	107
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	228,000	106
*,3	Kaisa Group Holdings Ltd.	990,262	106
	AVICOPTER plc Class A	16,400	106
*	Gaotu Techedu Inc. ADR	66,004	105
	Sinopec Kantons Holdings Ltd.	308,000	105
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	238,800	105
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	5,900	105
[2]	Archosaur Games Inc.	111,000	105
	Consun Pharmaceutical Group Ltd.	178,000	104
*,1,2	Viva Biotech Holdings	330,000	104
	Beijing Shougang Co. Ltd. Class A	142,500	103
		Shares	Market Value• ($000)
	Nanjing Securities Co. Ltd. Class A	91,700	103
	Longshine Technology Group Co. Ltd. Class A	32,400	103
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	23,500	103
*	Youdao Inc. ADR	14,330	103
	BOC International China Co. Ltd. Class A	54,800	103
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	19,500	103
	Anhui Expressway Co. Ltd. Class H	116,000	102
	Oppein Home Group Inc. Class A	5,800	102
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	41,400	102
	Hangjin Technology Co. Ltd. Class A	23,800	102
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	2,736	102
*	China Railway Materials Co. Class A	244,900	102
	Q Technology Group Co. Ltd.	144,000	101
	China Lilang Ltd.	210,000	101
	Do-Fluoride New Materials Co. Ltd. Class A	21,300	101
	China Baoan Group Co. Ltd. Class A	74,500	101
*	NavInfo Co. Ltd. Class A	54,100	101
	CSC Financial Co. Ltd. Class A	31,100	101
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	25,857	101
	Anhui Expressway Co. Ltd. Class A	92,100	101
	Jiangsu Linyang Energy Co. Ltd. Class A	97,800	101
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	403,700	100
	Shenzhen Tagen Group Co. Ltd. Class A	99,100	100
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	39,350	100
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	5,800	100

30

Total World Stock Index Fund
		Shares	Market Value• ($000)
	AECC Aero-Engine Control Co. Ltd. Class A	27,500	99
	Apeloa Pharmaceutical Co. Ltd. Class A	35,000	99
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	43,340	99
	Jason Furniture Hangzhou Co. Ltd. Class A	11,300	99
	Red Avenue New Materials Group Co. Ltd. Class A	25,900	98
	Tianma Microelectronics Co. Ltd. Class A	71,200	98
	Sichuan Shuangma Cement Co. Ltd. Class A	37,000	98
	Shanghai Electric Power Co. Ltd. Class A	73,300	98
*	Chengdu CORPRO Technology Co. Ltd. Class A	41,800	98
	Guangdong Provincial Expressway Development Co. Ltd. Class B	129,300	97
	Chongqing Water Group Co. Ltd. Class A	117,945	97
	China South Publishing & Media Group Co. Ltd. Class A	66,900	97
	Beijing Tiantan Biological Products Corp. Ltd. Class A	32,739	97
	Haohua Chemical Science & Technology Co. Ltd. Class A	19,700	97
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	117,900	97
	Shenzhen Sunlord Electronics Co. Ltd. Class A	25,500	96
*	Hunan Gold Corp. Ltd. Class A	68,600	96
	Daan Gene Co. Ltd. Class A	35,360	96
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A	56,800	96
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	190,700	96
	Perfect World Co. Ltd. Class A	42,950	96
		Shares	Market Value• ($000)
	Tianjin Guangyu Development Co. Ltd. Class A	57,100	96
*,3	China Zhongwang Holdings Ltd.	442,800	95
[1,2]	Redco Properties Group Ltd.	342,000	95
*	Hi Sun Technology China Ltd.	792,000	95
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	59,110	95
	Huafon Chemical Co. Ltd. Class A	81,100	95
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	36,540	95
*	Sichuan New Energy Power Co. Ltd.	38,000	95
	Skshu Paint Co. Ltd. Class A	8,400	94
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	138,200	94
	An Hui Wenergy Co. Ltd. Class A	162,200	94
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	107,100	94
	Dong-E-E-Jiao Co. Ltd. Class A	20,500	94
	Feitian Technologies Co. Ltd. Class A	63,700	94
*	Tongdao Liepin Group	50,800	94
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	16,770	93
	Hesteel Co. Ltd. Class A	263,800	93
	Titan Wind Energy Suzhou Co. Ltd. Class A	61,500	93
	Sinolink Securities Co. Ltd. Class A	75,200	93
	Bank of Guiyang Co. Ltd. Class A	99,500	93
	Huazhu Group Ltd.	29,610	93
	Shenzhen Energy Group Co. Ltd. Class A	104,400	92
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	45,700	92
	Jinke Properties Group Co. Ltd. Class A	132,700	90
	Chacha Food Co. Ltd. Class A	11,200	90
	First Tractor Co. Ltd. Class H	184,000	90
	Xinhua Winshare Publishing and Media Co. Ltd. Class H	126,000	90

31

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Focused Photonics Hangzhou Inc. Class A	33,100	90
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	142,900	90
*,2	Ascletis Pharma Inc.	167,000	90
	China Zheshang Bank Co. Ltd. Class A	179,900	90
*,2	Meitu Inc.	756,000	90
	Black Peony Group Co. Ltd. Class A	67,000	90
*	China Dongxiang Group Co. Ltd.	1,565,000	89
	China International Marine Containers Group Co. Ltd. Class A	47,200	89
	Huali Industrial Group Co. Ltd. Class A	8,600	89
*	Comba Telecom Systems Holdings Ltd.	522,039	88
	Advanced Technology & Materials Co. Ltd. Class A	83,800	88
*	Zhefu Holding Group Co. Ltd. Class A	130,600	88
	Chengdu Xingrong Environment Co. Ltd. Class A	116,800	88
	Xinjiang Tianshan Cement Co. Ltd. Class A	47,800	88
	Risen Energy Co. Ltd. Class A	26,900	88
	AVIC Industry-Finance Holdings Co. Ltd. Class A	151,600	88
	Winall Hi-Tech Seed Co. Ltd. Class A	39,750	88
*	Beijing Jingyuntong Technology Co. Ltd. Class A	108,400	88
	Unisplendour Corp. Ltd. Class A	33,740	87
	Tianshui Huatian Technology Co. Ltd. Class A	68,000	87
[2]	AK Medical Holdings Ltd.	160,000	87
	Chongqing Rural Commercial Bank Co. Ltd. Class A	149,400	87
	Southwest Securities Co. Ltd. Class A	155,100	87
	Grandblue Environment Co. Ltd. Class A	31,200	87
*	BTG Hotels Group Co. Ltd. Class A	24,600	87
		Shares	Market Value• ($000)
	CNGR Advanced Material Co. Ltd. Class A	6,900	87
	Shandong Shida Shenghua Chemical Group Co. Ltd. Class A	6,000	87
[1,3]	China Aoyuan Group Ltd.	574,000	86
	Guangzhou Wondfo Biotech Co. Ltd. Class A	13,130	86
	Weihai Guangwei Composites Co. Ltd. Class A	11,440	86
	Shanghai Lingang Holdings Corp. Ltd. Class A	44,400	86
	China Meheco Co. Ltd. Class A	27,000	86
	China World Trade Center Co. Ltd. Class A	39,900	86
*	Roshow Technology Co. Ltd. Class A	72,900	86
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	60,800	86
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	29,600	85
	Ningbo Zhoushan Port Co. Ltd. Class A	144,600	85
	Wolong Electric Group Co. Ltd. Class A	52,100	85
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	64,100	85
*	China High Speed Transmission Equipment Group Co. Ltd.	151,000	84
	Eastroc Beverage Group Co. Ltd. Class A	4,500	84
	Nanjing Iron & Steel Co. Ltd. Class A	154,100	83
	Sansteel Minguang Co. Ltd. Fujian Class A	79,600	83
	Jiayuan International Group Ltd.	548,000	83
	Yintai Gold Co. Ltd. Class A	58,660	83
	Sanquan Food Co. Ltd. Class A	28,160	83
	Shenzhen SC New Energy Technology Corp. Class A	9,300	83
	Shanghai Construction Group Co. Ltd. Class A	170,500	83

32

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Guangdong HEC Technology Holding Co. Ltd. Class A	87,200	83
	China National Medicines Corp. Ltd. Class A	18,600	83
*,1,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	127,600	82
	Shaanxi International Trust Co. Ltd. Class A	185,400	82
	Qingdao TGOOD Electric Co. Ltd. Class A	39,200	82
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	17,500	82
	Wanxiang Qianchao Co. Ltd. Class A	105,400	82
	Western Securities Co. Ltd. Class A	87,300	82
*	Guosheng Financial Holding Inc. Class A	65,600	82
	Shennan Circuits Co. Ltd. Class A	5,740	82
	Xi'an Triangle Defense Co. Ltd. Class A	14,100	82
	Beijing North Star Co. Ltd. Class A	238,800	82
*	Jiangsu Akcome Science & Technology Co. Ltd. Class A	200,800	82
	Yuzhou Group Holdings Co. Ltd.	1,147,165	81
	Eternal Asia Supply Chain Management Ltd. Class A	108,900	81
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	13,000	81
	Bank of Chengdu Co. Ltd. Class A	32,000	81
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	48,000	81
[2]	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H	62,500	81
[2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	17,700	81
*	Guangzhou GRG Metrology & Test Co. Ltd. Class A	34,965	81
*	OneConnect Financial Technology Co. Ltd. ADR	58,616	80
		Shares	Market Value• ($000)
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	23,000	80
	Financial Street Holdings Co. Ltd. Class A	81,700	80
	China West Construction Group Co. Ltd. Class A	67,200	80
	CNOOC Energy Technology & Services Ltd. Class A	221,900	80
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	28,900	80
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	15,800	80
	Guangdong Tapai Group Co. Ltd. Class A	59,300	79
	Kingfa Sci & Tech Co. Ltd. Class A	62,900	79
	Kaishan Group Co. Ltd. Class A	40,700	79
	Guangzhou Haige Communications Group Inc. Co. Class A	57,400	79
*	Zhongtian Financial Group Co. Ltd. Class A	245,300	79
	SGIS Songshan Co. Ltd. Class A	141,400	79
	Sinofibers Technology Co. Ltd. Class A	11,200	79
[2]	China Yuhua Education Corp. Ltd.	452,000	79
	Chengdu Leejun Industrial Co. Ltd. Class A	84,700	79
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	1,623	79
	Hubei Energy Group Co. Ltd. Class A	126,000	78
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	38,100	78
	Shanghai Environment Group Co. Ltd. Class A	53,500	78
	Nanjing Hanrui Cobalt Co. Ltd. Class A	10,200	78
	Shanghai Jahwa United Co. Ltd. Class A	16,600	78
	Wuxi NCE Power Co. Ltd. Class A	5,740	78
*	Fujian Sunner Development Co. Ltd. Class A	31,200	77

33

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Zhongshan Public Utilities Group Co. Ltd. Class A	66,700	77
	Beijing Enlight Media Co. Ltd. Class A	70,600	77
	SPIC Dongfang New Energy Corp. Class A	117,800	77
	Yunda Holding Co. Ltd. Class A	33,146	77
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	6,597	77
	Jiangsu Yoke Technology Co. Ltd. Class A	11,400	77
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A	20,400	77
	QuakeSafe Technologies Co. Ltd. Class A	10,300	77
	Quectel Wireless Solutions Co. Ltd. Class A	3,380	76
	LianChuang Electronic Technology Co. Ltd. Class A	44,500	76
	Xinyangfeng Agricultural Technology Co. Ltd. Class A	32,200	76
	DHC Software Co. Ltd. Class A	87,269	76
	Jiangxi Wannianqing Cement Co. Ltd. Class A	45,300	76
	Hunan Aihua Group Co. Ltd. Class A	19,200	76
*	Suning Universal Co. Ltd. Class A	142,700	75
	Dongjiang Environmental Co. Ltd. Class A	86,300	75
*	GCL System Integration Technology Co. Ltd. Class A	181,900	75
	Chengtun Mining Group Co. Ltd. Class A	71,700	75
*,2	Red Star Macalline Group Corp. Ltd. Class H	176,455	75
	Zhongtai Securities Co. Ltd. Class A	69,100	75
	Guangdong Dowstone Technology Co. Ltd. Class A	29,000	75
		Shares	Market Value• ($000)
*	China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd. Class A	119,700	74
*	Beijing Jetsen Technology Co. Ltd. Class A	102,600	74
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	102,100	74
*	Siasun Robot & Automation Co. Ltd. Class A	64,400	74
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	6,300	74
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	4,500	74
	Qingdao Haier Biomedical Co. Ltd. Class A	7,538	74
*	Shenzhen SED Industry Co. Ltd. Class A	36,000	74
	Anhui Anke Biotechnology Group Co. Ltd. Class A	57,000	73
*	Dazhong Transportation Group Co. Ltd. Class B	264,350	73
	China South City Holdings Ltd.	778,000	73
	Shandong Denghai Seeds Co. Ltd. Class A	21,800	73
	CSG Holding Co. Ltd. Class A	86,700	73
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	9,600	73
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	41,800	73
	Sino-Platinum Metals Co. Ltd. Class A	29,640	73
	Shenzhen Topband Co. Ltd. Class A	61,300	73
	Eastern Communications Co. Ltd. Class B	175,800	72
*	Holitech Technology Co. Ltd. Class A	160,300	72
*	CITIC Guoan Information Industry Co. Ltd. Class A	153,300	72
*	China Tianying Inc. Class A	112,100	72
	Jinneng Science&Technology Co. Ltd. Class A	49,200	72

34

Total World Stock Index Fund
		Shares	Market Value• ($000)
	China Great Wall Securities Co. Ltd. Class A	57,800	72
	Bafang Electric Suzhou Co. Ltd. Class A	3,100	72
	Shandong Hi-speed Co. Ltd. Class A	85,500	72
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	22,300	72
	Weifu High-Technology Group Co. Ltd. Class B	34,600	71
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	49,700	71
	Beijing SL Pharmaceutical Co. Ltd. Class A	46,500	71
	Beijing Yanjing Brewery Co. Ltd. Class A	68,900	71
	Anhui Jinhe Industrial Co. Ltd. Class A	12,400	71
	Sino Wealth Electronic Ltd. Class A	8,250	71
	Zhongji Innolight Co. Ltd. Class A	15,300	71
	Shanghai Tunnel Engineering Co. Ltd. Class A	79,800	71
	Shandong Linglong Tyre Co. Ltd. Class A	26,400	71
	WUS Printed Circuit Kunshan Co. Ltd. Class A	36,080	70
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	116,700	70
	Shenzhen Huaqiang Industry Co. Ltd. Class A	41,200	70
	Tianfeng Securities Co. Ltd. Class A	154,294	70
	Offshore Oil Engineering Co. Ltd. Class A	112,800	70
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	43,500	70
	Guangxi Guiguan Electric Power Co. Ltd. Class A	81,800	70
	Ningbo Joyson Electronic Corp. Class A	42,800	70
	Shenzhen Changhong Technology Co. Ltd. Class A	29,400	70
		Shares	Market Value• ($000)
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	34,600	70
	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	8,200	70
	Hefei Meiya Optoelectronic Technology Inc. Class A	20,200	69
	Beijing Originwater Technology Co. Ltd. Class A	97,800	69
	Xiamen Kingdomway Group Co. Class A	21,600	69
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	24,450	69
	Chinese Universe Publishing and Media Group Co. Ltd. Class A	44,900	69
	Shenzhen Gas Corp. Ltd. Class A	71,700	69
	JNBY Design Ltd.	63,000	69
[1,3]	Fire Rock Holdings Ltd.	968,000	69
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	61,773	68
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	71,400	68
	Jointo Energy Investment Co. Ltd. Hebei Class A	108,700	68
	FAW Jiefang Group Co. Ltd. Class A	55,600	68
*	Chengzhi Co. Ltd. Class A	47,400	68
	COFCO Capital Holdings Co. Ltd. Class A	62,300	68
	Humanwell Healthcare Group Co. Ltd. Class A	29,000	68
*	Burning Rock Biotech Ltd. ADR	12,310	68
	Raytron Technology Co. Ltd. Class A	12,578	68
	Tibet Tianlu Co. Ltd. Class A	80,700	67
	Fujian Star-net Communication Co. Ltd. Class A	20,600	67
	Joyoung Co. Ltd. Class A	29,337	67
	Addsino Co. Ltd. Class A	49,300	67
	Hengyi Petrochemical Co. Ltd. Class A	58,000	67
	Lakala Payment Co. Ltd. Class A	25,100	67

35

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Shanghai Wanye Enterprises Co. Ltd. Class A	29,128	67
	Hexing Electrical Co. Ltd. Class A	39,100	67
	Yunnan Copper Co. Ltd. Class A	42,400	66
	Shanxi Securities Co. Ltd. Class A	87,770	66
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	61,740	66
	Guocheng Mining Co. Ltd. Class A	30,854	66
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	14,500	66
*	Harbin Electric Co. Ltd. Class H	246,000	65
	Winning Health Technology Group Co. Ltd. Class A	54,600	65
	Fibocom Wireless Inc. Class A	14,110	65
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	11,900	65
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	8,400	65
	Dongfang Electric Corp. Ltd. Class A	34,300	65
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	37,100	65
	Zhejiang Cfmoto Power Co. Ltd. Class A	3,700	65
*	Beijing BDStar Navigation Co. Ltd. Class A	15,400	64
	Shenzhen Kaifa Technology Co. Ltd. Class A	43,700	64
	Yotrio Group Co. Ltd. Class A	127,800	64
*	Grandjoy Holdings Group Co. Ltd. Class A	107,100	64
	Wasu Media Holding Co. Ltd. Class A	56,761	64
	All Winner Technology Co. Ltd. Class A	23,180	64
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	30,100	64
[2]	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	87,500	64
	Intco Medical Technology Co. Ltd. Class A	14,625	64
		Shares	Market Value• ($000)
	China National Accord Medicines Corp. Ltd. Class A	14,500	63
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	14,352	63
	Zhejiang Supor Co. Ltd. Class A	7,595	63
	Shanghai Haixin Group Co. Class B	210,800	63
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	56,300	63
	Hytera Communications Corp. Ltd. Class A	90,200	63
	Huagong Tech Co. Ltd. Class A	24,900	63
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	158,300	63
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	73,500	63
	IKD Co. Ltd. Class A	39,200	63
	PharmaBlock Sciences Nanjing Inc. Class A	5,460	63
	Sinoma International Engineering Co. Class A	53,400	63
	Greattown Holdings Ltd. Class A	131,500	63
	Goke Microelectronics Co. Ltd. Class A	6,700	63
	Guangdong Electric Power Development Co. Ltd. Class B	239,743	62
	Dian Diagnostics Group Co. Ltd. Class A	12,600	62
*	STO Express Co. Ltd. Class A	48,400	62
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	81,640	62
[3]	Shanghai Weaver Network Co. Ltd. Class A	9,720	62
	Riyue Heavy Industry Co. Ltd. Class A	25,200	62
	Kehua Data Co. Ltd. Class A	20,800	62
	Zhejiang HangKe Technology Inc. Co. Class A	9,491	62
*	CanSino Biologics Inc. Class A	2,713	62
	Times Neighborhood Holdings Ltd.	226,615	61

36

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Beijing Shunxin Agriculture Co. Ltd. Class A	19,699	61
*	North Industries Group Red Arrow Co. Ltd. Class A	19,400	61
*	Hang Zhou Great Star Industrial Co. Ltd. Class A	26,200	61
*	Guangdong Golden Dragon Development Inc. Class A	32,500	61
	Kunlun Tech Co. Ltd. Class A	28,400	61
	Boya Bio-pharmaceutical Group Co. Ltd. Class A	14,600	61
	MLS Co. Ltd. Class A	45,400	61
	Victory Giant Technology Huizhou Co. Ltd. Class A	24,200	61
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	52,800	61
	TangShan Port Group Co. Ltd. Class A	145,900	61
	Zhejiang Dingli Machinery Co. Ltd. Class A	10,934	61
*	Sinopec Oilfield Service Corp. Class H	806,000	60
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	27,200	60
	Shanghai Pret Composites Co. Ltd. Class A	38,400	60
	Valiant Co. Ltd. Class A	22,500	60
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	32,000	60
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	16,100	60
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	15,100	60
*,2	Maoyan Entertainment	75,600	60
	Sangfor Technologies Inc. Class A	4,500	60
	Yantai Eddie Precision Machinery Co. Ltd. Class A	20,860	60
		Shares	Market Value• ($000)
	Shanghai AJ Group Co. Ltd. Class A	67,600	60
	Wuhu Token Science Co. Ltd. Class A	64,400	59
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	92,800	59
	Newland Digital Technology Co. Ltd. Class A	33,399	59
	Xuji Electric Co. Ltd. Class A	25,200	59
	Beibuwan Port Co. Ltd. Class A	51,700	59
	Keshun Waterproof Technologies Co. Ltd. Class A	36,180	59
	Guolian Securities Co. Ltd. Class A	42,200	59
	Beijing Capital Development Co. Ltd. Class A	68,400	59
	Zhejiang Medicine Co. Ltd. Class A	31,000	59
	Chongqing Dima Industry Co. Ltd. Class A	177,600	59
*	INKON Life Technology Co. Ltd. Class A	49,900	59
*,2	Medlive Technology Co. Ltd.	50,500	59
	Jiangsu GoodWe Power Supply Technology Co. Ltd. Class A	2,299	59
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	53,800	58
	COFCO Biotechnology Co. Ltd. Class A	46,600	58
	Northeast Securities Co. Ltd. Class A	58,700	58
	Hubei Dinglong Co. Ltd. Class A	23,400	58
	Hongta Securities Co. Ltd. Class A	42,900	58
	Zhongliang Holdings Group Co. Ltd.	179,500	58
	Guangdong Electric Power Development Co. Ltd. Class A	89,200	58
	Shandong Chenming Paper Holdings Ltd. Class B	158,100	57
	Leyard Optoelectronic Co. Ltd. Class A	63,400	57
	Greenland Hong Kong Holdings Ltd.	275,000	57
*	Bank of Zhengzhou Co. Ltd. Class A	140,965	57
	Guizhou Gas Group Corp. Ltd. Class A	53,700	57

37

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	3,600	57
*	Guangshen Railway Co. Ltd. Class H	336,000	56
*	Huangshan Tourism Development Co. Ltd. Class B	77,426	56
	Zhejiang Crystal-Optech Co. Ltd. Class A	39,500	56
*	Guangshen Railway Co. Ltd. Class A	177,800	56
	YGSOFT Inc. Class A	63,960	55
	Beijing Cisri-Gaona Materials & Technology Co. Ltd. Class A	12,700	55
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class A	32,100	55
	Shanghai M&G Stationery Inc. Class A	7,600	55
	Shanxi Coking Co. Ltd. Class A	65,390	55
	Bank of Chongqing Co. Ltd. Class A	47,451	55
[2]	Qingdao Port International Co. Ltd. Class H	108,000	54
*	Chongqing Iron & Steel Co. Ltd. Class H	378,000	54
	Yifan Pharmaceutical Co. Ltd. Class A	30,300	54
*	Shenzhen MTC Co. Ltd. Class A	111,700	54
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	30,600	54
	Eoptolink Technology Inc. Ltd Class A	15,262	54
	Shandong Pharmaceutical Glass Co. Ltd. Class A	17,000	54
*	Ronshine China Holdings Ltd.	182,500	54
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	79,633	54
	Vatti Corp. Ltd. Class A	69,700	53
	Shenzhen Desay Battery Technology Co. Class A	11,455	53
	Haisco Pharmaceutical Group Co. Ltd. Class A	23,700	53
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	30,000	53
		Shares	Market Value• ($000)
	Zhejiang Huace Film & Television Co. Ltd. Class A	81,100	53
	East Group Co. Ltd. Class A	55,600	53
	5I5J Holding Group Co. Ltd. Class A	123,300	53
	Infore Environment Technology Group Co. Ltd. Class A	78,200	53
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	19,700	53
	Telling Telecommunication Holding Co. Ltd. Class A	38,600	52
	Shenzhen Sunway Communication Co. Ltd. Class A	23,700	52
	Guangdong Hongda Blasting Co. Ltd. Class A	17,500	52
	State Grid Information & Communication Co. Ltd. Class A	27,900	52
	Shanghai Haohai Biological Technology Co. Ltd. Class A	4,400	52
	TongFu Microelectronics Co. Ltd. Class A	25,700	51
	Konka Group Co. Ltd. Class A	75,700	51
	C&S Paper Co. Ltd. Class A	32,400	51
	ChemPartner PharmaTech Co. Ltd. Class A	36,000	51
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	51,300	51
	Shanying International Holding Co. Ltd. Class A	119,600	51
[3]	Gansu Qilianshan Cement Group Co. Ltd. Class A	31,200	51
	Laobaixing Pharmacy Chain JSC Class A	10,220	50
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	45,090	50
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	21,700	50
*	OFILM Group Co. Ltd. Class A	59,800	50
*	Genimous Technology Co. Ltd. Class A	64,200	50

38

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	31,000	50
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	10,700	50
*,2	Koolearn Technology Holding Ltd.	116,500	50
	Wuhan Jingce Electronic Group Co. Ltd. Class A	9,400	50
	Bright Dairy & Food Co. Ltd. Class A	30,100	50
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	24,800	50
	Autobio Diagnostics Co. Ltd. Class A	7,020	49
*	Sichuan Haite High-tech Co. Ltd. Class A	36,800	49
	Shenzhen Infogem Technologies Co. Ltd. Class A	36,900	49
	Zhejiang Hailiang Co. Ltd. Class A	36,000	49
	Huaxi Securities Co. Ltd. Class A	47,000	49
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	19,900	49
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	26,800	49
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	105,100	49
	Shenzhen Goodix Technology Co. Ltd. Class A	5,642	48
	Shenzhen Jinjia Group Co. Ltd. Class A	36,400	48
*	Bohai Leasing Co. Ltd. Class A	154,100	48
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	66,600	48
	NanJi E-Commerce Co. Ltd. Class A	66,500	48
	Nanjing Yunhai Special Metals Co. Ltd. Class A	18,300	48
	Zhenro Properties Group Ltd.	625,000	48
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	12,040	48
	Shanghai Liangxin Electrical Co. Ltd. Class A	29,770	48
	INESA Intelligent Tech Inc. Class B	98,400	47
		Shares	Market Value• ($000)
*	Jiangsu Hoperun Software Co. Ltd. Class A	22,200	47
*	Shenzhen Airport Co. Ltd. Class A	48,400	47
	Nantong Jianghai Capacitor Co. Ltd. Class A	16,400	47
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	37,100	47
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	40,100	47
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	9,720	47
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	7,000	47
	Shenzhen Kinwong Electronic Co. Ltd. Class A	15,300	47
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	1,265	47
	Anhui Kouzi Distillery Co. Ltd. Class A	5,900	46
	Sichuan Expressway Co. Ltd. Class H	166,000	46
	Shanghai Huayi Group Co. Ltd. Class B	63,200	46
	Lianhe Chemical Technology Co. Ltd. Class A	22,800	46
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	37,500	46
	Suzhou Anjie Technology Co. Ltd. Class A	23,400	46
	B-Soft Co. Ltd. Class A	50,960	46
	Tech-Bank Food Co. Ltd. Class A	45,920	46
	Shenzhen Yinghe Technology Co. Ltd. Class A	17,100	46
	Guangzhou Restaurant Group Co. Ltd. Class A	14,140	46
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	11,000	46
	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	46,318	46
*	Markor International Home Furnishings Co. Ltd. Class A	104,000	46

39

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Digital China Group Co. Ltd. Class A	22,200	46
	Chengdu Wintrue Holding Co. Ltd. Class A	21,900	46
	Suofeiya Home Collection Co. Ltd. Class A	14,600	45
	Amoy Diagnostics Co. Ltd. Class A	6,500	45
	Beijing E-Hualu Information Technology Co. Ltd. Class A	20,228	45
	Wuxi Boton Technology Co. Ltd. Class A	21,400	45
	Huafu Fashion Co. Ltd. Class A	82,600	45
	Sinocare Inc. Class A	19,800	45
	Shanghai Shimao Co. Ltd. Class A	95,800	45
	Shanghai Belling Co. Ltd. Class A	18,900	45
	Luenmei Quantum Co. Ltd. Class A	43,800	45
*,1	LVGEM China Real Estate Investment Co. Ltd.	332,000	45
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	107,000	44
	ORG Technology Co. Ltd. Class A	59,500	44
*	Beijing Ultrapower Software Co. Ltd. Class A	77,900	44
*	Alpha Group Class A	79,000	44
	Topsec Technologies Group Inc. Class A	31,400	44
	Tibet Summit Resources Co. Ltd. Class A	15,000	44
	Zheshang Securities Co. Ltd. Class A	32,100	44
	Juewei Food Co. Ltd. Class A	6,600	44
	Caitong Securities Co. Ltd. Class A	41,470	44
	Qianhe Condiment and Food Co. Ltd. Class A	16,680	44
	China National Accord Medicines Corp. Ltd. Class B	20,760	43
	Shandong Chenming Paper Holdings Ltd. Class A	53,600	43
	Dare Power Dekor Home Co. Ltd. Class A	33,800	43
*	Shengda Resources Co. Ltd. Class A	25,100	43
	Hainan Poly Pharm Co. Ltd. Class A	10,725	43
		Shares	Market Value• ($000)
	Shenzhen Gongjin Electronics Co. Ltd. Class A	41,300	42
*	Montnets Cloud Technology Group Co. Ltd. Class A	31,300	42
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	74,500	42
	Yixintang Pharmaceutical Group Co. Ltd. Class A	13,700	42
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	29,500	42
	Anhui Genuine New Materials Co. Ltd. Class A	12,400	42
*	Southern Shuanglin Bio-pharmacy Co. Ltd. Class A	15,600	42
	CPMC Holdings Ltd.	83,000	41
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	51,900	41
	Leo Group Co. Ltd. Class A	162,800	41
	Zhejiang Yasha Decoration Co. Ltd. Class A	58,400	41
	Yusys Technologies Co. Ltd. Class A	18,080	41
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	34,080	40
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	30,100	40
	Sai Micro Electronics Inc. Class A	19,900	40
	ZheJiang Dali Technology Co. Ltd. Class A	24,720	40
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	71,630	40
	Inmyshow Digital Technology Group Co. Ltd. Class A	36,800	40
*	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	33,250	39
	Juneyao Airlines Co. Ltd. Class A	21,400	39
	Accelink Technologies Co. Ltd. Class A	17,300	39
	Yango Group Co. Ltd. Class A	100,500	39

40

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Tus Environmental Science And Technology Development Co. Ltd. Class A	83,700	39
*	Red Star Macalline Group Corp. Ltd. Class A	52,250	39
	Shandong Dawn Polymer Co. Ltd. Class A	17,200	39
*	Gree Real Estate Co. Ltd. Class A	50,900	39
	Autohome Inc. Class A	5,444	39
	Hangzhou Century Co. Ltd. Class A	53,600	38
	GCI Science & Technology Co. Ltd. Class A	13,400	38
	Beijing Sinnet Technology Co. Ltd. Class A	26,100	38
[2]	China Everbright Greentech Ltd.	149,000	38
	CNHTC Jinan Truck Co. Ltd. Class A	25,900	38
	BGI Genomics Co. Ltd. Class A	4,000	38
	Guangdong South New Media Co. Ltd. Class A	7,200	38
	People.cn Co. Ltd. Class A	27,700	38
	Tian Di Science & Technology Co. Ltd. Class A	56,611	38
	Shanghai Chinafortune Co. Ltd. Class A	25,900	38
	Yankershop Food Co. Ltd. Class A	3,600	38
*	Offcn Education Technology Co. Ltd. Class A	53,900	37
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A	27,200	37
*	Beijing Sanju Environmental Protection and New Material Co. Ltd. Class A	58,600	37
*	Orient Group Inc. Class A	92,500	37
*	Genetron Holdings Ltd. ADR	20,640	36
	Maccura Biotechnology Co. Ltd. Class A	12,500	36
	YanTai Shuangta Food Co. Ltd. Class A	32,900	36
*	Ourpalm Co. Ltd. Class A	77,300	36
	Shanghai Yaoji Technology Co. Ltd. Class A	16,400	36
		Shares	Market Value• ($000)
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	16,000	36
*	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	20,900	36
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	8,900	36
	Lier Chemical Co. Ltd. Class A	11,340	36
	Hangzhou Dptech Technologies Co. Ltd. Class A	11,600	36
	Wuxi Taiji Industry Co. Ltd. Class A	36,200	36
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	5,611	36
	Qingling Motors Co. Ltd. Class H	194,000	35
	Jiangsu Shagang Co. Ltd. Class A	48,800	35
	GF Securities Co. Ltd. Class A	14,400	35
	Shenzhen Megmeet Electrical Co. Ltd. Class A	12,500	35
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	11,000	35
*	Zhihu Inc. ADR	22,277	35
	Hebei Chengde Lolo Co. Class A	27,440	34
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	79,700	34
*	Beijing Watertek Information Technology Co. Ltd. Class A	80,700	34
	Taiji Computer Corp. Ltd. Class A	13,019	34
	Skyworth Digital Co. Ltd. Class A	18,500	34
	Electric Connector Technology Co. Ltd. Class A	8,300	34
	Jiajiayue Group Co. Ltd. Class A	18,300	34
	Shenzhen Leaguer Co. Ltd. Class A	30,200	34
	Camel Group Co. Ltd. Class A	26,910	34
[2]	Cathay Media And Education Group Inc.	210,000	34
	Lancy Co. Ltd. Class A	9,800	34
*	Shandong Head Co. Ltd. Class A	5,200	34
	Shandong Humon Smelting Co. Ltd. Class A	23,000	33
*	Youzu Interactive Co. Ltd. Class A	24,100	33

41

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	17,930	33
	Bank of Suzhou Co. Ltd. Class A	29,900	33
	Edifier Technology Co. Ltd. Class A	29,474	33
	RiseSun Real Estate Development Co. Ltd. Class A	56,200	32
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	19,800	32
	Betta Pharmaceuticals Co. Ltd. Class A	4,900	32
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	15,600	32
*	Sichuan Languang Development Co. Ltd. Class A	120,200	31
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class T	57,300	31
*	China Tungsten And Hightech Materials Co. Ltd. Class A	21,100	31
*	Jinmao Property Services Co. Ltd.	40,966	31
	Tangshan Jidong Cement Co. Ltd. Class A	18,500	30
	Shenzhen Kstar Science And Technology Co. Ltd. Class A	13,700	30
	IReader Technology Co. Ltd. Class A	14,800	30
	Shanghai AtHub Co. Ltd. Class A	8,540	30
	Lushang Health Industry Development Co. Ltd. Class A	23,300	30
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	21,498	30
*	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	41,500	29
	Beijing SuperMap Software Co. Ltd. Class A	11,700	29
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	47,800	29
	Bear Electric Appliance Co. Ltd. Class A	4,000	29
	CETC Digital Technology Co. Ltd. Class A	9,200	29
		Shares	Market Value• ($000)
*	Oceanwide Holdings Co. Ltd. Class A	125,400	28
	Zhejiang Wanliyang Co. Ltd. Class A	28,300	28
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	6,960	28
	Double Medical Technology Inc. Class A	5,500	28
	Hangzhou Onechance Tech Corp. Class A	5,800	28
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	26,900	27
*	Aotecar New Energy Technology Co. Ltd. Class A	78,200	27
	Blue Sail Medical Co. Ltd. Class A	20,400	27
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	32,800	26
	Skyfame Realty Holdings Ltd.	2,416,000	26
	Suzhou TFC Optical Communication Co. Ltd. Class A	7,900	26
	Zhongfu Information Inc. Class A	9,900	26
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	36,800	26
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	9,800	26
*	Sumavision Technologies Co. Ltd. Class A	36,400	25
	Shenzhen World Union Group Inc. Class A	50,700	25
	Monalisa Group Co. Ltd. Class A	12,415	25
	Sichuan Teway Food Group Co. Ltd. Class A	7,800	25
	Archermind Technology Nanjing Co. Ltd. Class A	4,700	25
	Hand Enterprise Solutions Co. Ltd. Class A	20,300	24
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	29,000	24
	Hangzhou Shunwang Technology Co. Ltd. Class A	15,900	24

42

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Shanghai 2345 Network Holding Group Co. Ltd. Class A	80,900	24
	Shenzhen Sunline Tech Co. Ltd. Class A	17,900	24
	Shenzhen Sinovatio Technology Co. Ltd. Class A	7,520	24
	Shaanxi Construction Machinery Co. Ltd. Class A	22,200	24
	Huapont Life Sciences Co. Ltd. Class A	30,400	23
	Suzhou Good-Ark Electronics Co. Ltd. Class A	17,800	23
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	20,800	23
*	Shenzhen Microgate Technology Co. Ltd. Class A	20,300	23
	Western Region Gold Co. Ltd. Class A	13,400	23
	Grinm Advanced Materials Co. Ltd. Class A	11,200	23
	Oriental Energy Co. Ltd. Class A	20,800	23
	Zhejiang Narada Power Source Co. Ltd. Class A	13,700	22
	Beijing Tongtech Co. Ltd. Class A	9,300	22
	Goldenmax International Technology Ltd. Class A	17,800	22
	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class A	6,300	22
	Shanghai Kinetic Medical Co. Ltd. Class A	20,900	22
	Shenzhen Anche Technologies Co. Ltd. Class A	11,500	22
	China Publishing & Media Co. Ltd. Class A	32,300	22
	Changchun Faway Automobile Components Co. Ltd. Class A	17,310	22
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	3,600	22
*	Sonoscape Medical Corp. Class A	5,400	21
		Shares	Market Value• ($000)
	Guomai Technologies Inc. Class A	27,800	21
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	28,500	21
*	Innuovo Technology Co. Ltd. Class A	23,000	21
	PCI Technology Group Co. Ltd. Class A	23,100	21
	Foran Energy Group Co. Ltd. Class A	15,800	21
	Unilumin Group Co. Ltd. Class A	24,800	21
	CMST Development Co. Ltd. Class A	25,600	21
*	Hongli Zhihui Group Co. Ltd. Class A	20,000	21
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	45,400	21
	Chengdu Kanghua Biological Products Co. Ltd. Class A	1,200	21
	Anker Innovations Technology Co. Ltd. Class A	2,400	21
	BrightGene Bio-Medical Technology Co. Ltd. Class A	6,847	21
	Visual China Group Co. Ltd. Class A	11,100	20
	North Huajin Chemical Industries Co. Ltd. Class A	22,500	20
*	YaGuang Technology Group Co. Ltd. Class A	24,900	20
	Henan Yuguang Gold & Lead Co. Ltd. Class A	27,900	20
*	Talkweb Information System Co. Ltd. Class A	25,500	20
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	22,700	20
	Arcsoft Corp. Ltd. Class A	5,764	20
	Beijing Thunisoft Corp. Ltd. Class A	18,200	19
	Wangsu Science & Technology Co. Ltd. Class A	26,600	19
	JL Mag Rare-Earth Co. Ltd. Class A	4,700	19
	Tongyu Heavy Industry Co. Ltd. Class A	51,500	19
	Sinosoft Co. Ltd. Class A	5,880	19
	Jiangxi Bank Co. Ltd. Class H	111,000	18

43

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Client Service International Inc. Class A	9,400	18
*	Henan Yuneng Holdings Co. Ltd. Class A	24,800	18
	Xiangcai Co. Ltd. Class A	17,800	18
*	Yatsen Holding Ltd. ADR	26,980	17
	Beijing VRV Software Corp. Ltd. Class A	27,800	17
	China TransInfo Technology Co. Ltd. Class A	13,400	17
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	8,500	17
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	4,400	17
*	Berry Genomics Co. Ltd. Class A	8,600	17
	Longhua Technology Group Luoyang Co. Ltd. Class A	17,800	17
	Beijing North Star Co. Ltd. Class H	118,000	16
*	Visionox Technology Inc. Class A	17,998	16
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	13,400	16
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	9,200	16
	Wondershare Technology Group Co. Ltd. Class A	3,700	16
	BBMG Corp. Class A	38,700	16
*	China Fangda Group Co. Ltd. Class B	58,779	15
	FAWER Automotive Parts Co. Ltd. Class A	21,400	15
*	Anhui Tatfook Technology Co. Ltd. Class A	14,600	15
	NSFOCUS Technologies Group Co. Ltd. Class A	10,497	14
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	14,500	14
	DBG Technology Co. Ltd. Class A	10,700	14
	Yijiahe Technology Co. Ltd. Class A	2,200	14
	Huabao Flavours & Fragrances Co. Ltd. Class A	4,200	14
		Shares	Market Value• ($000)
*	New Oriental Education & Technology Group Inc.	11,770	14
	Hangzhou Boiler Group Co. Ltd. Class A	6,900	14
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	3,230	13
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	12,100	13
	Keboda Technology Co. Ltd. Class A	2,000	13
	Xiamen Jihong Technology Co. Ltd. Class A	8,200	13
	Beken Corp.	2,900	13
*	CSG Smart Science&Technology Co. Ltd. Class A	13,000	12
	Shenzhen FRD Science & Technology Co. Ltd.	8,000	12
	Streamax Technology Co. Ltd. Class A	3,500	12
*,3	Colour Life Services Group Co. Ltd.	135,118	11
	Dongjiang Environmental Co. Ltd. Class H	27,100	10
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	4,100	9
	Hebei Construction Group Corp. Ltd. Class H	38,398	5
	Shandong Publishing & Media Co. Ltd. Class A	5,700	5
*	GDS Holdings Ltd. ADR	91	3
*,3	Tianhe Chemicals Group Ltd.	383,088	—
*,1,3	Midas Holdings Ltd.	223,900	—
*,3	China Lumena New Materials Corp.	11,900	—
*,3	China Animal Healthcare Ltd.	84,000	—
			1,059,868
Colombia (0.0%)
	Bancolombia SA ADR	48,141	1,867
	Bancolombia SA	141,487	1,388
	Interconexion Electrica SA ESP	193,870	1,066
	Ecopetrol SA ADR	64,186	1,042
	Grupo de Inversiones Suramericana SA	88,732	899
	Ecopetrol SA	971,880	787

44

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Grupo Aval Acciones y Valores SA Preference Shares	1,821,522	391
	Banco Davivienda SA Preference Shares	38,989	327
	Grupo De Inversiones Suramericana SA Preference Shares	46,730	259
	Cementos Argos SA	164,401	249
	Bancolombia SA Preference Shares	14,574	141
*	Bac Holding International Co.	1,430,144	104
	Grupo Argos SA	16	—
			8,520
Czech Republic (0.0%)
	CEZ A/S	72,613	3,113
	Komercni banka A/S	38,399	1,261
[2]	Moneta Money Bank A/S	180,939	677
	Philip Morris CR A/S	235	177
			5,228
Denmark (0.6%)
	Novo Nordisk A/S Class B	756,884	86,456
	DSV A/S	92,530	15,170
	Vestas Wind Systems A/S	480,451	12,252
[2]	Orsted A/S	90,066	9,964
*	Genmab A/S	28,238	9,930
	Coloplast A/S Class B	63,816	8,598
	Novozymes A/S Class B	96,244	6,709
	AP Moller - Maersk A/S Class A	2,315	6,553
	AP Moller - Maersk A/S Class B	2,242	6,489
	Carlsberg A/S Class B	46,322	5,884
	Danske Bank A/S	308,830	4,737
	Pandora A/S	44,435	3,902
	Chr Hansen Holding A/S	49,208	3,834
	Tryg A/S	147,512	3,507
	GN Store Nord A/S	60,596	2,274
*	Demant A/S	47,129	2,071
	Royal Unibrew A/S	23,175	1,997
	Ringkjoebing Landbobank A/S	13,032	1,598
*	ISS A/S	85,877	1,410
*	Jyske Bank A/S (Registered)	25,089	1,387
	SimCorp A/S	19,458	1,362
*	Alaska Air Group Inc. (XCSE)	58,880	1,284
	Topdanmark A/S	20,886	1,172
	Ambu A/S Class B	78,959	1,039
*	NKT A/S	20,344	970
	Sydbank A/S	24,931	857
	ROCKWOOL International A/S Class B	2,987	835
	Chemometec A/S	7,181	812
[2]	Netcompany Group A/S	14,419	802
		Shares	Market Value• ($000)
	FLSmidth & Co. A/S	28,108	771
	H Lundbeck A/S	28,624	656
[2]	Scandinavian Tobacco Group A/S Class A	28,791	600
	Alm Brand A/S	346,760	599
*,1	Bavarian Nordic A/S	31,203	592
	Dfds A/S	15,232	590
*	Drilling Co. of 1972 A/S	10,177	508
	Spar Nord Bank A/S	40,007	508
	D/S Norden A/S	13,569	504
	Schouw & Co. A/S	6,327	484
*	Nilfisk Holding A/S	12,898	361
*	NTG Nordic Transport Group A/S Class A	5,879	319
*	Zealand Pharma A/S	17,222	194
			210,541
Egypt (0.0%)
	Commercial International Bank Egypt SAE	776,874	1,876
	Egypt Kuwait Holding Co. SAE (XCAI)	294,616	379
*	Egyptian Financial Group-Hermes Holding Co.	396,303	364
	Eastern Co. SAE	590,912	344
	Talaat Moustafa Group	417,717	197
	Egypt Kuwait Holding Co. SAE	103,346	132
	ElSewedy Electric Co.	296,180	125
	Telecom Egypt Co.	127,965	113
	Oriental Weavers	227,675	95
*	Fawry for Banking & Payment Technology Services SAE	264,594	66
	Fawry For Banking & Payment TE Rights Exp. 5/11/22	247,964	51
	Palm Hills Developments SAE	548,521	49
	Medinet Nasr Housing	208,428	27
*	Pioneers Properties	243,648	26
*	Gadwa for Industrial Development	243,648	10
*	Aspire Capital Holding for Financial Investments	194,648	2
			3,856
Finland (0.3%)
*	Nokia OYJ	2,693,997	13,659
	Sampo OYJ Class A	239,244	11,617
	Nordea Bank Abp	927,204	9,244
	Kone OYJ Class B	188,505	9,063
	UPM-Kymmene OYJ	253,573	8,772
	Neste OYJ	197,755	8,485
	Nordea Bank Abp (XHEL)	799,959	7,981

45

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Stora Enso OYJ Class R	271,231	5,338
	Elisa OYJ	67,672	3,967
	Fortum OYJ	208,217	3,462
	Kesko OYJ Class B	131,234	3,304
	Metso Outotec OYJ	286,706	2,441
	Valmet OYJ	79,365	2,125
	Orion OYJ Class B	48,936	1,919
	Wartsila OYJ Abp	231,770	1,861
	Kojamo OYJ	90,894	1,808
	Huhtamaki OYJ	44,302	1,675
	TietoEVRY OYJ (XHEL)	38,050	955
	Nokian Renkaat OYJ	68,268	917
	Metsa Board OYJ	81,573	879
*	Konecranes OYJ Class A	31,095	874
	Cargotec OYJ Class B	24,362	844
*	QT Group OYJ	8,425	734
	Outokumpu OYJ	149,336	733
	Uponor OYJ	31,723	557
	Revenio Group OYJ	11,637	554
	Sanoma OYJ	33,466	423
	Kemira OYJ	30,367	398
	YIT OYJ	75,612	304
*,1	Citycon OYJ	38,860	276
	Tokmanni Group Corp.	21,018	273
[2]	Terveystalo OYJ	22,517	252
	Oriola OYJ Class B	114,943	250
*	WithSecure OYJ	41,897	229
	Raisio OYJ Class V	73,906	173
*,1	Finnair OYJ	288,850	142
	TietoEVRY OYJ	5,682	142
*,1,3	Ahlstrom-Munksjo OYJ Rights	4,033	76
			106,706
France (2.5%)
	LVMH Moet Hennessy Louis Vuitton SE	119,171	77,120
	TotalEnergies SE	1,132,560	55,612
	Sanofi	518,224	54,774
	Schneider Electric SE	251,721	36,114
	Airbus SE	264,877	28,997
	BNP Paribas SA	509,716	26,429
	AXA SA	918,176	24,290
	EssilorLuxottica SA	141,220	24,042
	Vinci SA	238,601	23,152
	Pernod Ricard SA	99,713	20,579
*	L'Oreal SA Loyalty Shares	55,237	20,096
	Kering SA	34,936	18,588
*	Air Liquide SA Loyalty Shares	106,413	18,410
	Hermes International	14,724	18,156
	Safran SA	166,142	17,843
	Danone SA	285,786	17,282
	L'Oreal SA (XPAR)	43,626	15,872
	Capgemini SE	76,327	15,539
	Dassault Systemes SE	316,755	14,008
	Air Liquide SA (XPAR)	79,218	13,705
		Shares	Market Value• ($000)
	Cie de Saint-Gobain	223,430	13,034
	STMicroelectronics NV	300,674	11,109
	Legrand SA	125,208	11,095
	Orange SA	907,215	10,801
	Cie Generale des Etablissements Michelin SCA	83,419	10,332
	Teleperformance	27,592	9,903
	Societe Generale SA	363,608	8,739
	Veolia Environnement SA	298,622	8,713
	Publicis Groupe SA	108,468	6,512
	Carrefour SA	296,661	6,291
	Credit Agricole SA	576,441	6,224
	Thales SA	48,259	6,178
	Edenred	119,321	5,993
	Eurofins Scientific SE	58,962	5,480
*	L'Oreal SA	14,155	5,150
	Engie SA Loyalty Shares	389,176	4,592
*	Air Liquide SA	26,353	4,559
*,2	Worldline SA	114,999	4,525
	Vivendi SE	353,096	4,055
	Getlink SE	220,799	4,040
	Bureau Veritas SA	131,083	3,766
	Sartorius Stedim Biotech	11,259	3,684
	Arkema SA	30,384	3,462
	Bouygues SA	100,165	3,444
	Eiffage SA	34,741	3,431
	Engie SA (XPAR)	278,272	3,284
	Alstom SA	144,084	3,167
[2]	Euronext NV	38,358	3,073
*	Accor SA	88,513	2,908
*	Rexel SA	141,081	2,890
	Gecina SA	23,687	2,668
	Alten SA	18,058	2,424
	Remy Cointreau SA	11,595	2,299
*	Renault SA	93,174	2,277
	Valeo	121,018	2,200
	Bollore SE	450,243	2,101
*	Klepierre SA	87,559	2,096
*	Ubisoft Entertainment SA	45,727	2,067
	SCOR SE	71,932	2,034
	Dassault Aviation SA	11,858	1,990
	BioMerieux	19,806	1,886
*	Aeroports de Paris	13,042	1,845
*	SOITEC	10,026	1,796
	Gaztransport Et Technigaz SA	13,974	1,664
	Covivio	23,252	1,656
	Ipsen SA	15,894	1,648
	CNP Assurances	74,495	1,637
[1]	Electricite de France SA (XPAR)	175,124	1,592
*	L'Oreal SA Loyalty Shares 2023	4,349	1,582
[2]	Amundi SA	26,260	1,579
*	Air Liquide	9,106	1,575
[2]	La Francaise des Jeux SAEM	40,718	1,520
	SES SA Class A GDR	159,766	1,429
*	Elis SA (XPAR)	98,753	1,416

46

Total World Stock Index Fund
		Shares	Market Value• ($000)
	SPIE SA	58,622	1,380
	Faurecia SE (XPAR)	62,322	1,355
	Sodexo SA (XPAR)	17,882	1,345
	Nexans SA	13,180	1,201
*	Engie SA	100,229	1,183
	Sopra Steria Group SACA	6,476	1,148
	Wendel SE	11,358	1,132
	Atos SE	46,173	1,125
	Rubis SCA	41,376	1,100
*	Sodexo SA ACT Loyalty Shares	14,556	1,095
*	EDF Loyalty Shares 2024	114,562	1,041
[2]	Verallia SA	36,625	1,007
*	Vallourec SA	76,218	898
	Virbac SA	2,222	897
	IPSOS	18,297	881
	Imerys SA	21,904	862
*,1	Air France-KLM	205,517	847
	SEB SA Loyalty Shares	6,985	839
	Eutelsat Communications SA	75,447	838
	ICADE	13,923	831
*	Technip Energies NV	64,249	781
	Orpea SA	21,724	777
*	Albioma SA Loyalty Shares	14,535	773
*	Eurazeo SA	9,906	761
	Eurazeo SE	9,282	713
*	JCDecaux SA	33,557	703
	Societe BIC SA	11,740	701
	Mersen SA	20,094	665
[2]	ALD SA	47,706	649
	Korian SA	28,707	603
	SEB SA (XPAR)	4,990	599
*	Coface SA	48,095	577
*	Eramet SA	4,067	542
	Nexity SA	17,709	538
*	CGG SA	449,141	517
*,1	Valneva SE	39,789	509
	Rothschild & Co.	12,954	508
*,1	Casino Guichard Perrachon SA	27,628	484
*,1,2	Neoen SA (XPAR)	11,575	462
	Television Francaise 1	53,534	453
	Cie Plastic Omnium SA	26,277	425
	Metropole Television SA	22,757	422
*	Sodexo SA Loyalty Shares 2023	5,394	406
	Lagardere SA	15,413	404
	Trigano SA	3,101	400
	Somfy SA	2,781	371
	Mercialys SA	36,851	356
	Pharmagest Interactive	4,296	345
	Interparfums SA	6,172	342
[2]	Maisons du Monde SA	19,767	337
	Carmila SA	21,256	331
*	ID Logistics Group	1,017	324
	Derichebourg SA	34,724	313
	Fnac Darty SA	6,138	304
		Shares	Market Value• ($000)
*	SES-imagotag SA	3,267	301
*	Engie SA Prime Fidelite 2023	24,111	285
*	Believe SA	22,634	276
*	Beneteau SA	20,566	258
	Altarea SCA	1,622	248
*	Eurazeo SE (XPAR)	3,115	239
	Vetoquinol SA	1,775	231
*	Voltalia SA (Registered)	10,775	228
	Quadient SA	12,082	226
*	Sodexo SA	2,851	214
*	Solutions 30 SE	34,400	199
*	Seb SA	1,636	196
	PEUGEOT Investment	1,670	187
*	Etablissements Maurel et Prom SA	34,462	157
	Cie de L'Odet SE	135	156
	Vilmorin & Cie SA	2,836	135
	Vicat SA	4,456	134
*,2	Elior Group SA	38,533	118
*	Electricite de France SA (Euronext Paris)	12,229	111
*,2	X-Fab Silicon Foundries SE	14,653	104
*	Lisi SA	4,123	93
	Jacquet Metals SACA	4,253	92
	Boiron SA	2,097	92
*	Sodexo SA Loyalty Shares 2025	1,212	91
	Manitou BF SA	3,706	84
	Bonduelle SCA	4,520	76
*	GL Events	3,863	72
	Guerbet	2,723	71
*	SEB SA Loyalty Shares 2023	565	68
*,2	SMCP SA	7,781	51
*	Tarkett SA	3,330	47
	Lisi (XPAR)	1,767	40
	AKWEL	1,885	35
*	Rallye SA	6,806	23
*,2	Aramis Group SAS	1,390	8
*,3	Bourbon Corp.	44	—
*,3	Bourbon Corp. SA	100	—
*	CGG SA Warrants Exp. 2/21/23	17,186	—
			809,369
Germany (2.2%)
*	Linde plc	246,413	76,871
	SAP SE	528,247	53,536
	Allianz SE (Registered)	195,865	44,194
	Siemens AG (Registered)	357,876	44,003
	Bayer AG (Registered)	467,758	30,812
	Deutsche Telekom AG (Registered)	1,613,458	29,722
	Mercedes-Benz Group AG	400,342	27,944
	BASF SE	435,994	22,961
	Deutsche Post AG (Registered)	464,952	19,864

47

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Infineon Technologies AG	622,517	17,669
	adidas AG	87,385	17,622
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	66,585	15,857
	Deutsche Boerse AG	87,280	15,195
	Vonovia SE	369,542	14,723
	Volkswagen AG Preference Shares	87,736	13,587
	Bayerische Motoren Werke AG	152,547	12,458
	RWE AG	298,505	12,394
	Merck KGaA	61,753	11,457
	E.ON SE	1,039,697	10,820
*	Deutsche Bank AG (Registered)	976,353	9,763
	Symrise AG Class A	62,394	7,425
[2]	Siemens Healthineers AG	132,887	7,105
	Fresenius SE & Co. KGaA	194,452	6,873
	Fresenius Medical Care AG & Co. KGaA	97,974	6,093
	Porsche Automobil Holding SE Preference Shares	73,050	6,025
	Henkel AG & Co. KGaA Preference Shares	91,444	5,872
	Brenntag SE	72,942	5,628
*	Daimler Truck Holding AG	200,371	5,389
	MTU Aero Engines AG	25,209	5,084
	Beiersdorf AG	48,068	4,828
*	QIAGEN NV	103,666	4,781
	Rheinmetall AG	20,624	4,649
	Sartorius AG Preference Shares	12,351	4,631
*,2	Zalando SE	114,487	4,505
	Hannover Rueck SE	28,156	4,376
*	Siemens Energy AG	206,726	3,982
	HeidelbergCement AG	68,688	3,957
[2]	Covestro AG	85,498	3,681
*	Continental AG	52,985	3,632
	LEG Immobilien SE (XETR)	35,147	3,604
	Puma SE	47,491	3,494
	Volkswagen AG	15,431	3,346
*	HelloFresh SE	76,690	3,233
*	Commerzbank AG	485,488	3,169
	GEA Group AG	80,847	3,147
*,2	Delivery Hero SE	89,394	3,142
*	K+S AG (Registered)	92,625	3,111
	Henkel AG & Co. KGaA	43,159	2,739
	Aroundtown SA	534,096	2,686
	Evonik Industries AG	90,779	2,374
[2]	Scout24 SE	36,530	2,310
	Carl Zeiss Meditec AG (Bearer)	17,729	2,227
		Shares	Market Value• ($000)
*	Deutsche Lufthansa AG (Registered)	293,524	2,184
	Knorr-Bremse AG	30,390	2,167
	KION Group AG	38,305	2,131
	Bayerische Motoren Werke AG Preference Shares	27,660	2,038
	Nemetschek SE	25,633	2,034
	Aurubis AG	17,060	1,939
*	CTS Eventim AG & Co. KGaA	27,590	1,894
*	Evotec SE	76,582	1,865
	Freenet AG	65,566	1,814
	Bechtle AG	38,047	1,758
	United Internet AG (Registered)	54,412	1,750
*	thyssenkrupp AG	225,681	1,731
	LANXESS AG	41,552	1,606
	Vantage Towers AG	43,720	1,487
	AIXTRON SE	55,669	1,427
[1]	HUGO BOSS AG	23,115	1,296
	Wacker Chemie AG	7,736	1,227
[2]	Befesa SA	19,146	1,196
[1]	Encavis AG	53,611	1,170
	TAG Immobilien AG	57,983	1,159
	Uniper SE	42,195	1,085
*	Talanx AG	23,118	961
	Siltronic AG	10,210	959
	Gerresheimer AG	13,517	939
	Telefonica Deutschland Holding AG	307,863	926
	Aareal Bank AG	26,795	913
*,2	TeamViewer AG	75,479	906
	CompuGroup Medical SE & Co. KGaA	16,574	886
	Rational AG	1,447	883
*,1	Sixt SE	6,448	838
*	RTL Group SA	16,084	836
*	Fraport AG Frankfurt Airport Services Worldwide	15,233	814
	Grand City Properties SA	45,779	808
	CANCOM SE	16,264	785
[2]	Deutsche Pfandbriefbank AG	61,741	777
[1]	ProSiebenSat.1 Media SE	67,005	771
*	Salzgitter AG	18,525	769
	FUCHS PETROLUB SE Preference Shares	23,377	737
*	flatexDEGIRO AG	41,736	713
*	Nordex SE	48,795	704
	Software AG	22,409	690
	Stroeer SE & Co. KGaA	11,387	681
	FUCHS PETROLUB SE	24,902	664
	VERBIO Vereinigte BioEnergie AG	9,356	663
	Jenoptik AG	23,525	661
	Hella GmbH & Co. KGaA	10,268	648

48

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Pfeiffer Vacuum Technology AG	3,636	647
	Stabilus SA	13,647	643
	Deutsche Wohnen SE	22,296	639
*	SUSE SA	18,476	599
	Fielmann AG	11,640	588
	HOCHTIEF AG	9,682	586
[1]	Varta AG	6,189	579
	Dermapharm Holding SE	10,219	578
	Duerr AG	21,874	569
	Bilfinger SE	13,827	557
*	METRO AG	61,935	544
	Hornbach Holding AG & Co. KGaA	4,240	508
[1]	STRATEC SE	4,464	505
	Jungheinrich AG Preference Shares	20,494	501
	Sixt SE Preference Shares	6,669	482
*	Hypoport SE	1,737	480
	1&1 AG	20,804	438
[1]	S&T AG	25,651	434
	Krones AG	5,577	431
[2]	DWS Group GmbH & Co. KGaA	12,857	423
	DIC Asset AG	29,883	418
*,2	Auto1 Group SE	39,538	414
*	Nagarro SE	2,861	402
	Hensoldt AG	14,292	398
	Deutsche EuroShop AG	23,235	385
*	Synlab AG	25,741	384
	Suedzucker AG	29,307	382
*	Vitesco Technologies Group AG Class A	9,512	382
*	Kloeckner & Co. SE Preference Shares	29,200	376
*,1	MorphoSys AG	17,196	368
	Norma Group SE	14,554	359
	PATRIZIA AG	20,904	358
[2]	Instone Real Estate Group SE	21,898	336
	Adesso SE	1,624	318
	Traton SE	19,024	317
	BayWa AG	6,589	314
	Washtec AG	5,714	312
	GFT Technologies SE	7,748	308
	KWS Saat SE & Co. KGaA	4,100	303
	Zeal Network SE	7,783	303
	Eckert & Ziegler Strahlen- und Medizintechnik AG	6,024	302
[1,2]	ADLER Group SA	39,008	297
	Wacker Neuson SE	14,125	293
	Indus Holding AG	9,890	281
*	Koenig & Bauer AG	14,272	279
[1]	GRENKE AG	10,252	270
	Bertrandt AG	5,767	268
	Deutz AG	59,425	263
	CECONOMY AG	70,503	242
	Hamburger Hafen und Logistik AG	14,775	240
		Shares	Market Value• ($000)
*,2	Shop Apotheke Europe NV	2,732	225
	Secunet Security Networks AG	527	223
	Atoss Software AG	1,528	222
	Deutsche Beteiligungs AG	6,560	204
	Basler AG	1,638	183
	Wuestenrot & Wuerttembergische AG	9,451	178
	New Work SE	985	168
	Takkt AG	10,249	166
	Draegerwerk AG & Co. KGaA Preference Shares	2,998	148
*	SGL Carbon SE	26,750	147
[1]	SMA Solar Technology AG	3,151	143
	Draegerwerk AG & Co. KGaA	3,032	139
	Schaeffler AG Preference Shares	25,418	137
	Vossloh AG	3,545	135
*	About You Holding SE	12,037	130
	Sartorius AG	380	126
*	ElringKlinger AG	11,374	94
	CropEnergies AG	6,524	85
*	Global Fashion Group SA	40,481	77
			716,973
Greece (0.0%)
	OPAP SA	96,417	1,429
*	Eurobank Ergasias Services and Holdings SA	1,189,302	1,229
	Hellenic Telecommunications Organization SA ADR	117,615	1,109
*	National Bank of Greece SA	256,052	1,016
*	Hellenic Exchanges - Athens Stock Exchange SA	254,862	1,000
*	Alpha Services and Holdings SA	872,737	982
	Mytilineos SA	52,183	966
	Hellenic Telecommunications Organization SA	46,419	893
*	Public Power Corp. SA	101,397	812
	JUMBO SA	46,389	752
	Terna Energy SA	28,979	542
*	Piraeus Financial Holdings SA	252,345	364
	Motor Oil Hellas Corinth Refineries SA	19,659	311
*	Fourlis Holdings SA	72,179	282
	Holding Co. ADMIE IPTO SA	98,417	236
	Hellenic Petroleum SA	23,436	177
*	GEK Terna Holding Real Estate Construction SA	15,796	162

49

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Viohalco SA	35,271	155
*	LAMDA Development SA	22,404	153
*	Aegean Airlines SA	27,412	153
	Quest Holdings SA	22,944	141
*	Athens Water Supply & Sewage Co. SA	17,663	132
*	Ellaktor SA	76,010	109
	Sarantis SA	9,960	76
*,3	FF Group	12,862	65
	Autohellas Tourist and Trading SA	6,052	59
			13,305
Hong Kong (0.8%)
	AIA Group Ltd.	5,765,582	56,640
	Hong Kong Exchanges & Clearing Ltd.	606,924	25,745
	CK Hutchison Holdings Ltd.	1,279,891	8,982
	Link REIT	1,009,790	8,722
	Techtronic Industries Co. Ltd.	593,000	7,915
	Sun Hung Kai Properties Ltd.	685,482	7,895
	CLP Holdings Ltd.	781,080	7,622
	CK Asset Holdings Ltd.	932,750	6,323
	BOC Hong Kong Holdings Ltd.	1,717,200	6,216
	Hang Seng Bank Ltd.	346,751	6,139
	Galaxy Entertainment Group Ltd.	1,043,000	5,952
	Hong Kong & China Gas Co. Ltd.	5,154,365	5,685
	Jardine Matheson Holdings Ltd.	99,262	5,258
	Power Assets Holdings Ltd.	659,000	4,434
*	BeiGene Ltd.	311,500	3,906
	MTR Corp. Ltd.	704,326	3,742
	Wharf Real Estate Investment Co. Ltd.	773,600	3,646
	Lenovo Group Ltd.	3,560,000	3,457
	New World Development Co. Ltd.	698,306	2,671
	Hongkong Land Holdings Ltd.	555,800	2,593
	Henderson Land Development Co. Ltd.	636,896	2,576
*	Sands China Ltd.	1,136,000	2,504
[2]	WH Group Ltd.	3,561,258	2,459
*,2	ESR Cayman Ltd.	765,589	2,324
	Want Want China Holdings Ltd.	2,532,467	2,286
	Sino Land Co. Ltd.	1,642,279	2,171
	Xinyi Glass Holdings Ltd.	959,000	2,122
[2]	Budweiser Brewing Co. APAC Ltd.	807,100	2,008
	CK Infrastructure Holdings Ltd.	292,500	1,967
		Shares	Market Value• ($000)
	SITC International Holdings Co. Ltd.	578,000	1,922
	Wharf Holdings Ltd.	641,600	1,880
	Hang Lung Properties Ltd.	980,000	1,874
	Tingyi Cayman Islands Holding Corp.	938,000	1,712
	Orient Overseas International Ltd.	60,500	1,669
	PRADA SpA	248,900	1,549
	ASM Pacific Technology Ltd.	149,722	1,509
*	Chow Tai Fook Jewellery Group Ltd.	885,400	1,485
*,2	Samsonite International SA	614,096	1,346
	Swire Properties Ltd.	484,980	1,162
	Swire Pacific Ltd. Class A	190,642	1,086
	PCCW Ltd.	1,820,112	1,031
	Bank of East Asia Ltd.	638,472	945
	Pacific Basin Shipping Ltd.	1,988,000	912
	Hysan Development Co. Ltd.	279,000	821
[1]	AAC Technologies Holdings Inc.	349,000	815
	Hang Lung Group Ltd.	400,000	781
[2]	BOC Aviation Ltd.	96,800	759
*	HUTCHMED China Ltd.	225,000	722
	Minth Group Ltd.	306,000	721
	Kerry Properties Ltd.	257,000	695
	Swire Pacific Ltd. Class B	735,000	693
	L'Occitane International SA	214,250	672
	VTech Holdings Ltd.	94,600	669
	Man Wah Holdings Ltd.	711,600	666
	NagaCorp Ltd.	706,000	631
*,1	Vitasoy International Holdings Ltd.	336,332	610
*,2,3	Razer Inc.	1,489,000	542
*	Yue Yuen Industrial Holdings Ltd.	361,500	532
	Dairy Farm International Holdings Ltd.	189,800	513
*	MMG Ltd.	1,214,117	512
	Fortune REIT	569,923	498
	NWS Holdings Ltd.	538,500	487
	Luk Fook Holdings International Ltd.	203,415	466
	United Energy Group Ltd.	3,706,000	436
	Uni-President China Holdings Ltd.	468,800	411
	Microport Scientific Corp.	200,852	395
*,1	Wynn Macau Ltd.	642,000	394
	Kerry Logistics Network Ltd.	165,500	381

50

Total World Stock Index Fund
		Shares	Market Value• ($000)
*,1	Cathay Pacific Airways Ltd.	373,090	373
	Texhong Textile Group Ltd.	306,500	369
	First Pacific Co. Ltd.	901,200	363
[2]	Js Global Lifestyle Co. Ltd.	301,000	357
	Champion REIT	790,332	346
	HKBN Ltd.	291,689	341
*	SJM Holdings Ltd.	804,000	338
*	Shangri-La Asia Ltd.	427,519	324
*	China Travel International Investment Hong Kong Ltd.	1,772,000	320
*,1,3	Vobile Group Ltd.	626,000	317
	Jinchuan Group International Resources Co. Ltd.	2,457,000	315
*	Theme International Holdings Ltd.	2,250,000	313
*	Towngas Smart Energy Co. Ltd.	628,000	310
*,2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	685,500	301
	Cafe de Coral Holdings Ltd.	186,000	292
	Prosperity REIT	844,000	289
	Stella International Holdings Ltd.	272,000	288
*,1	Realord Group Holdings Ltd.	166,000	287
	Lee's Pharmaceutical Holdings Ltd.	1,076,500	271
	Lee & Man Paper Manufacturing Ltd.	549,000	263
	Vinda International Holdings Ltd.	102,599	247
*	Esprit Holdings Ltd. (XHKG)	1,350,519	238
	VSTECS Holdings Ltd.	272,000	234
	CITIC Telecom International Holdings Ltd.	649,500	233
*	Television Broadcasts Ltd.	372,000	229
[1]	Powerlong Real Estate Holdings Ltd.	660,000	224
[1]	Huabao International Holdings Ltd.	407,000	222
*	Melco International Development Ltd.	278,000	220
*	Shun Tak Holdings Ltd.	1,074,000	218
[2]	Asiainfo Technologies Ltd.	124,800	210
	Truly International Holdings Ltd.	760,000	207
*	OCI International Holdings Ltd.	417,200	205
	Sunlight REIT	410,000	200
		Shares	Market Value• ($000)
*,2	IMAX China Holding Inc.	173,500	195
[1]	LK Technology Holdings Ltd.	156,502	194
	SUNeVision Holdings Ltd.	228,000	189
	Nexteer Automotive Group Ltd.	331,000	187
	K Wah International Holdings Ltd.	490,000	184
[1]	Hong Kong Technology Venture Co. Ltd.	196,000	166
*,2	Jacobio Pharmaceuticals Group Co. Ltd.	164,400	166
*,1	MGM China Holdings Ltd.	288,800	165
	Dah Sing Financial Holdings Ltd.	55,744	162
	EC Healthcare	157,000	158
*	Cowell e Holdings Inc.	140,000	157
	Haitong International Securities Group Ltd.	988,038	156
	Shui On Land Ltd.	1,104,500	156
*,2	Hua Medicine	381,000	151
	Johnson Electric Holdings Ltd.	132,250	150
	Chow Sang Sang Holdings International Ltd.	135,000	149
*,1	Cosmopolitan International Holdings Ltd.	732,000	136
	Great Eagle Holdings Ltd.	55,000	128
	Far East Consortium International Ltd.	401,000	125
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	86,000	124
*,1	FIH Mobile Ltd.	1,002,000	124
	Canvest Environmental Protection Group Co. Ltd.	291,000	122
*,3	SMI Holdings Group Ltd.	402,400	120
	IGG Inc.	288,000	119
[1]	Vesync Co. Ltd.	165,000	119
	Value Partners Group Ltd.	313,000	118
*,1,3	Superb Summit International	620,000	115
	Pacific Textiles Holdings Ltd.	254,000	112
[2]	Crystal International Group Ltd.	275,500	107
*,2	Antengene Corp. Ltd.	134,500	106
*,3	Huiyuan Juice	398,000	102
	Road King Infrastructure Ltd.	120,000	98
	Dah Sing Banking Group Ltd.	113,537	95

51

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Hutchison Telecommunications Hong Kong Holdings Ltd.	570,000	95
	Guotai Junan International Holdings Ltd.	860,000	93
	Asia Cement China Holdings Corp.	142,500	92
	China Tobacco International HK Co. Ltd.	58,000	92
	SmarTone Telecommunications Holdings Ltd.	172,000	90
*,1,2	Everest Medicines Ltd.	39,500	90
	United Laboratories International Holdings Ltd.	178,000	87
*	GCL New Energy Holdings Ltd.	4,970,000	87
*	CITIC Resources Holdings Ltd.	1,238,000	87
*	Lifestyle International Holdings Ltd.	179,000	86
*,2	JW Cayman Therapeutics Co. Ltd. (XHKG)	93,500	86
	Powerlong Commercial Management Holdings Ltd.	81,000	84
*	Sa Sa International Holdings Ltd.	455,995	82
*,1	Apollo Future Mobility Group Ltd.	1,824,000	82
	Sun Hung Kai & Co. Ltd.	165,000	78
*	Pou Sheng International Holdings Ltd.	672,000	78
	Singamas Container Holdings Ltd.	548,000	76
	Giordano International Ltd.	354,000	74
*	Digital Domain Holdings Ltd.	996,000	73
*,2	Frontage Holdings Corp.	226,000	67
*,3	Convoy	3,102,000	66
*,1,3	Macau Legend Development Ltd.	1,119,000	65
	Dynam Japan Holdings Co. Ltd.	72,400	62
*	Glory Sun Financial Group Ltd.	6,344,000	61
	C-Mer Eye Care Holdings Ltd.	108,000	59
*,2	FIT Hon Teng Ltd.	441,000	56
	Texwinca Holdings Ltd.	292,000	50
*	China Com Rich Rene Ene Invest	1,810,000	49
*	Chinese Estates Holdings Ltd.	147,000	43
*,3	National Agricultural Holdings	246,000	37
		Shares	Market Value• ($000)
[2]	VPower Group International Holdings Ltd.	259,000	30
	CMBC Capital Holdings Ltd.	131,250	30
*	China LNG Group Ltd.	586,575	20
*,3	Long Well International Holdings Ltd.	1,348,000	20
*,3	MH Development NPV	130,000	19
*,3	CTEG	424,000	18
*,3	Brightoil	426,340	11
*	Suncity Group Holdings Ltd.	630,000	5
*,3	Real Nutrition	143,000	4
*,3	Anxin China Holdings Ltd.	312,000	—
*,3	C Fiber Optic	348,000	—
*,3	Hua Han Health Industry Holdings Ltd.	214,708	—
*,3	Huishan Dairy	822,401	—
*,3	Tech Pro Tech Dev	833,600	—
[3]	Agritrade Resources Ltd.	735,000	—
	DFZQ Rights Exp. 5/20/22	82,880	—
			255,167
Hungary (0.0%)
*	OTP Bank Nyrt	109,983	3,281
	MOL Hungarian Oil & Gas plc	163,422	1,386
	Richter Gedeon Nyrt	57,339	1,144
*	Opus Global Nyrt	524,196	292
	Magyar Telekom Telecommunications plc	209,897	227
			6,330
India (1.7%)
	Reliance Industries Ltd.	992,009	35,943
	Housing Development Finance Corp. Ltd.	832,855	24,029
	Infosys Ltd.	1,175,865	23,831
	Tata Consultancy Services Ltd.	468,270	21,582
[2]	Reliance Industries Ltd. GDR	285,236	20,397
	Hindustan Unilever Ltd.	425,174	12,353
*	Bharti Airtel Ltd (XNSE)	1,091,255	10,473
	Infosys Ltd. ADR	521,367	10,360
*	Axis Bank Ltd.	1,092,543	10,299
	Bajaj Finance Ltd.	111,651	9,625
	Asian Paints Ltd.	215,083	9,066
	HCL Technologies Ltd.	514,162	7,202
	Larsen & Toubro Ltd.	326,297	7,171
	ICICI Bank Ltd.	737,240	7,087
*	Adani Green Energy Ltd.	187,129	7,003
	Titan Co. Ltd.	199,154	6,355
	Maruti Suzuki India Ltd.	63,255	6,335

52

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Sun Pharmaceutical Industries Ltd.	519,976	6,285
	Tata Steel Ltd.	378,387	6,213
	Mahindra & Mahindra Ltd.	430,709	5,160
	Tech Mahindra Ltd.	290,943	4,752
	UltraTech Cement Ltd.	54,715	4,712
	ITC Ltd.	1,387,959	4,678
	Power Grid Corp. of India Ltd.	1,511,725	4,480
	JSW Steel Ltd.	466,409	4,390
	State Bank of India GDR (Registered)	68,723	4,368
*	Adani Transmission Ltd.	119,027	4,304
	NTPC Ltd.	2,107,603	4,278
	Adani Total Gas Ltd.	133,146	4,230
	Hindalco Industries Ltd.	677,480	4,218
	Adani Ports & Special Economic Zone Ltd.	367,201	4,079
	Grasim Industries Ltd.	183,873	4,040
	Nestle India Ltd.	16,777	4,000
	Adani Enterprises Ltd.	128,165	3,880
	Oil & Natural Gas Corp. Ltd.	1,869,319	3,874
*,2	Avenue Supermarts Ltd.	71,868	3,681
	Divi's Laboratories Ltd.	62,184	3,640
	Bajaj Finserv Ltd.	18,421	3,550
*	Tata Motors Ltd.	613,800	3,473
[2]	HDFC Life Insurance Co. Ltd.	445,913	3,381
	Cipla Ltd.	252,308	3,220
	Dr. Reddy's Laboratories Ltd.	56,846	3,062
	Vedanta Ltd.	579,111	3,046
	Tata Consumer Products Ltd.	283,789	3,041
	Tata Power Co. Ltd.	940,870	2,948
	UPL Ltd.	265,531	2,835
[2]	SBI Life Insurance Co. Ltd.	197,349	2,834
	Apollo Hospitals Enterprise Ltd.	46,716	2,705
	Wipro Ltd. ADR	410,672	2,645
	Britannia Industries Ltd.	57,567	2,457
	Bharat Petroleum Corp. Ltd.	491,399	2,313
	Coal India Ltd.	953,548	2,261
	Eicher Motors Ltd.	65,859	2,247
	Pidilite Industries Ltd.	69,928	2,210
	Info Edge India Ltd.	35,826	2,159
	Shree Cement Ltd.	6,387	2,149
	SRF Ltd.	64,799	2,107
	Indian Oil Corp. Ltd.	1,263,586	2,061
*	Tata Motors Ltd. Class A	721,454	2,021
	Hero MotoCorp Ltd.	61,450	1,996
	Cholamandalam Investment and Finance Co. Ltd.	205,748	1,970
		Shares	Market Value• ($000)
	Havells India Ltd.	112,668	1,921
[2]	ICICI Lombard General Insurance Co. Ltd.	111,981	1,861
	Marico Ltd.	265,092	1,802
	Dabur India Ltd.	243,821	1,765
	Gail India Ltd.	847,693	1,752
	Voltas Ltd.	104,273	1,709
*	Godrej Consumer Products Ltd.	164,109	1,664
*	Indus Towers Ltd.	611,703	1,663
	Piramal Enterprises Ltd.	58,918	1,650
[2]	Bandhan Bank Ltd.	377,888	1,639
	SBI Cards & Payment Services Ltd.	147,359	1,590
	Ambuja Cements Ltd.	328,053	1,587
	Tata Elxsi Ltd.	15,749	1,577
*	Adani Power Ltd.	436,532	1,575
	Bajaj Auto Ltd.	32,284	1,567
	Shriram Transport Finance Co. Ltd.	97,865	1,520
	Page Industries Ltd.	2,559	1,517
	Mphasis Ltd.	41,262	1,515
*	United Spirits Ltd.	132,091	1,481
	Bharat Electronics Ltd.	475,885	1,473
*,2	AU Small Finance Bank Ltd.	78,318	1,411
	Persistent Systems Ltd.	24,486	1,372
	Jindal Steel & Power Ltd.	196,592	1,371
	Zee Entertainment Enterprises Ltd.	424,756	1,364
	PI Industries Ltd.	36,785	1,361
	Embassy Office Parks REIT	269,068	1,351
	Wipro Ltd.	203,506	1,337
	DLF Ltd.	277,271	1,336
	Trent Ltd.	83,313	1,325
	Colgate-Palmolive India Ltd.	61,208	1,321
	Siemens Ltd.	44,523	1,312
	Indian Hotels Co. Ltd.	394,546	1,307
	Astral Ltd. (XNSE)	46,252	1,293
	Ashok Leyland Ltd.	783,505	1,289
[2]	Larsen & Toubro Infotech Ltd.	20,498	1,283
	Bharat Forge Ltd.	138,939	1,263
[2]	Laurus Labs Ltd.	165,006	1,249
	ACC Ltd.	39,184	1,185
	Motherson Sumi Systems Ltd.	662,184	1,183
	Indian Railway Catering & Tourism Corp. Ltd.	122,604	1,180
	MRF Ltd.	1,244	1,177
*	Max Healthcare Institute Ltd.	218,191	1,174
	Hindustan Petroleum Corp. Ltd.	330,006	1,160
	Container Corp. of India Ltd.	138,256	1,159

53

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Max Financial Services Ltd.	115,449	1,138
[2]	ICICI Prudential Life Insurance Co. Ltd.	165,326	1,129
	Jubilant Foodworks Ltd.	159,530	1,127
	Balkrishna Industries Ltd.	40,442	1,126
	Crompton Greaves Consumer Electricals Ltd.	223,776	1,120
*	Biocon Ltd.	228,435	1,096
	Tube Investments of India Ltd.	44,620	1,082
	Lupin Ltd.	111,109	1,077
	Federal Bank Ltd.	866,051	1,075
	Deepak Nitrite Ltd.	35,748	1,075
	Varun Beverages Ltd.	75,242	1,062
*,2	InterGlobe Aviation Ltd.	43,820	1,055
	Mindtree Ltd.	23,055	1,055
	State Bank of India	160,887	1,033
	Aurobindo Pharma Ltd.	124,615	1,019
*	Yes Bank Ltd.	5,735,121	1,015
	Berger Paints India Ltd.	103,505	970
	Aarti Industries Ltd.	83,790	966
	Atul Ltd.	8,249	959
*	APL Apollo Tubes Ltd.	70,434	939
	Tata Chemicals Ltd.	72,907	889
	Petronet LNG Ltd.	333,805	885
	Ipca Laboratories Ltd.	65,974	870
*	Godrej Properties Ltd.	42,574	866
	Dixon Technologies India Ltd.	14,883	849
*	Fortis Healthcare Ltd.	243,889	846
[2]	HDFC Asset Management Co. Ltd.	31,598	837
	Tata Communications Ltd.	56,731	807
*	Bank of Baroda	541,040	790
	Bajaj Holdings & Investment Ltd.	11,731	788
	Navin Fluorine International Ltd.	15,367	785
	Cummins India Ltd.	58,266	777
	Torrent Pharmaceuticals Ltd.	21,215	777
	Supreme Industries Ltd.	30,162	765
	Bosch Ltd.	4,049	763
	Muthoot Finance Ltd.	46,045	755
	Indraprastha Gas Ltd.	164,037	752
	LIC Housing Finance Ltd.	151,725	744
	Bata India Ltd.	29,358	744
	TVS Motor Co. Ltd.	87,336	741
	NMDC Ltd.	352,458	731
		Shares	Market Value• ($000)
	JSW Energy Ltd.	173,029	719
	Power Finance Corp. Ltd.	458,639	702
	Dalmia Bharat Ltd.	35,344	698
*	L&T Finance Holdings Ltd.	614,087	697
	ABB India Ltd.	25,255	689
[2]	L&T Technology Services Ltd.	13,028	689
	Honeywell Automation India Ltd.	1,309	683
*	CG Power & Industrial Solutions Ltd.	262,099	673
*	Oberoi Realty Ltd.	53,475	666
*	IDFC First Bank Ltd.	1,293,641	661
	National Aluminium Co. Ltd.	487,109	658
	United Breweries Ltd.	31,665	656
	Cadila Healthcare Ltd.	140,857	646
	REC Ltd.	389,611	643
	NIIT Technologies Ltd.	11,631	632
[2]	Sona Blw Precision Forgings Ltd.	76,714	630
	Schaeffler India Ltd.	20,763	623
[2]	Indian Energy Exchange Ltd.	220,407	611
	Torrent Power Ltd.	85,552	594
	BSE Ltd.	50,505	590
*	Aditya Birla Fashion and Retail Ltd.	158,219	585
	Emami Ltd.	90,155	576
	Natco Pharma Ltd.	56,024	574
	Gujarat Gas Ltd.	91,074	572
*	PVR Ltd.	23,839	564
	Minda Industries Ltd.	47,006	558
*	GMR Infrastructure Ltd.	1,118,695	545
	Mahindra & Mahindra Financial Services Ltd.	229,981	545
	Gujarat Fluorochemicals Ltd.	14,930	545
	Ramco Cements Ltd.	52,530	543
	Blue Star Ltd.	36,688	543
*	Canara Bank	182,128	542
	Coromandel International Ltd.	46,489	541
	AIA Engineering Ltd.	21,364	540
	Angel One Ltd.	21,408	539
	Rajesh Exports Ltd.	65,522	538
*	Zomato Ltd.	572,940	531
	Computer Age Management Services Ltd.	16,452	528
	KPIT Technologies Ltd.	73,593	526
	Alkem Laboratories Ltd.	12,225	518
	Kajaria Ceramics Ltd.	38,260	515

54

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Thermax Ltd.	18,593	512
	Steel Authority of India Ltd.	409,945	511
	IIFL Finance Ltd.	113,160	508
	NHPC Ltd.	1,145,792	495
	Oil India Ltd.	166,655	492
	Relaxo Footwears Ltd.	34,486	484
[2]	Dr Lal PathLabs Ltd.	14,123	476
	Carborundum Universal Ltd.	47,096	471
	GlaxoSmithKline Pharmaceuticals Ltd.	22,920	468
*	Vodafone Idea Ltd.	3,807,445	467
*	Amber Enterprises India Ltd.	9,641	465
	Tanla Platforms Ltd.	25,446	465
	City Union Bank Ltd.	259,238	462
	Exide Industries Ltd.	232,558	462
	JB Chemicals & Pharmaceuticals Ltd.	20,397	457
	Grindwell Norton Ltd.	20,520	457
	Glenmark Pharmaceuticals Ltd.	79,307	454
	Sundram Fasteners Ltd.	43,147	451
	JK Cement Ltd.	13,051	450
	Sanofi India Ltd.	4,933	449
	Amara Raja Batteries Ltd.	61,361	448
	Bayer CropScience Ltd.	7,372	447
	Gujarat State Petronet Ltd.	129,583	441
	CESC Ltd.	394,390	439
	Apollo Tyres Ltd.	164,607	436
	Pfizer Ltd.	7,572	433
	IDFC Ltd.	585,218	433
[2]	Brookfield India Real Estate Trust	99,994	433
	Phoenix Mills Ltd.	30,600	432
	Oracle Financial Services Software Ltd.	9,311	431
	SKF India Ltd.	9,811	430
*	Tata Teleservices Maharashtra Ltd.	230,716	429
	Chambal Fertilizers and Chemicals Ltd.	71,796	426
*,2	RBL Bank Ltd.	273,031	424
	Can Fin Homes Ltd.	55,345	424
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	39,441	424
	Cyient Ltd.	36,852	423
	Brigade Enterprises Ltd.	71,580	422
	Redington India Ltd.	210,294	417
	Century Textiles & Industries Ltd.	38,230	414
	Linde India Ltd.	8,872	413
	DCM Shriram Ltd.	26,845	412
*	Gateway Rail Freight Ltd.	417,529	407
		Shares	Market Value• ($000)
	Brightcom Group Ltd.	368,361	400
	Radico Khaitan Ltd.	33,906	396
	Ratnamani Metals & Tubes Ltd.	12,867	395
*	Intellect Design Arena Ltd.	38,054	391
*	Affle India Ltd.	24,865	391
	Escorts Ltd.	18,253	388
	IIFL Wealth Management Ltd.	17,268	388
*	Bharat Heavy Electricals Ltd.	563,559	384
	Vinati Organics Ltd.	14,035	384
	Kansai Nerolac Paints Ltd.	62,764	384
	India Cements Ltd.	143,258	383
	CRISIL Ltd.	7,981	383
	Trident Ltd.	564,587	381
*	Suzlon Energy Ltd.	2,930,091	379
	Hindustan Zinc Ltd.	90,431	378
	UTI Asset Management Co. Ltd.	36,255	373
*	EIH Ltd.	178,526	371
*	Magma Fincorp Ltd.	93,729	371
	Indiabulls Housing Finance Ltd.	186,383	370
*	IRB Infrastructure Developers Ltd.	120,267	368
*,2	Syngene International Ltd.	45,163	368
	Central Depository Services India Ltd.	20,552	367
	Castrol India Ltd.	256,622	362
	KEI Industries Ltd.	22,836	357
	Birlasoft Ltd.	66,046	352
*	Aavas Financiers Ltd.	11,752	349
	Cholamandalam Financial Holdings Ltd.	41,281	349
*	Godrej Industries Ltd.	54,281	348
	Prestige Estates Projects Ltd.	55,794	343
[2]	Mindspace Business Parks REIT	75,400	343
	Manappuram Finance Ltd.	228,561	341
[2]	Eris Lifesciences Ltd.	37,758	334
	Solar Industries India Ltd.	9,275	332
[2]	Metropolis Healthcare Ltd.	10,629	330
	Hatsun Agro Product Ltd.	23,950	330
	Happiest Minds Technologies Ltd.	25,214	325
	Gillette India Ltd.	4,702	323
[2]	Nippon Life India Asset Management Ltd.	75,895	312
*	3M India Ltd.	1,196	311
	KPR Mill Ltd.	37,918	311

55

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Suven Pharmaceuticals Ltd.	38,922	305
	Rain Industries Ltd.	136,140	301
[2]	ICICI Securities Ltd.	40,951	298
	HFCL Ltd.	311,698	298
	Mastek Ltd.	8,185	298
	NIIT Ltd.	40,043	298
	Great Eastern Shipping Co. Ltd.	58,258	294
	EPL Ltd.	133,127	293
	Sonata Software Ltd.	29,734	290
	Edelweiss Financial Services Ltd.	370,357	289
*	Macrotech Developers Ltd.	22,057	289
*	Mangalore Refinery & Petrochemicals Ltd.	301,384	287
	Vardhman Textiles Ltd.	50,065	284
	EID Parry India Ltd.	40,323	279
	Praj Industries Ltd.	52,825	279
	Timken India Ltd.	10,739	278
*,2	Aster DM Healthcare Ltd.	110,767	276
	Gujarat Pipavav Port Ltd.	241,727	274
	Jubilant Pharmova Ltd. Class A (XNSE)	44,430	272
	Balaji Amines Ltd.	6,454	271
	Polycab India Ltd.	8,364	270
	Zydus Wellness Ltd.	12,043	269
	Balrampur Chini Mills Ltd.	46,302	267
	Lakshmi Machine Works Ltd.	2,182	265
	Akzo Nobel India Ltd.	10,690	262
	Mahanagar Gas Ltd.	26,076	261
*	Aditya Birla Capital Ltd.	166,880	261
	Hindustan Aeronautics Ltd.	12,570	261
*	Bajaj Electricals Ltd.	18,062	258
*	Narayana Hrudayalaya Ltd.	28,032	256
	Finolex Industries Ltd.	125,114	253
	VIP Industries Ltd.	29,269	253
*	Chemplast Sanmar Ltd.	32,661	251
	Ceat Ltd.	16,571	243
	Route Mobile Ltd.	11,442	243
[2]	Quess Corp. Ltd.	26,211	242
*	Clean Science & Technology Ltd.	9,645	242
	KEC International Ltd.	46,524	241
	Bombay Burmah Trading Co.	18,422	240
	Alkyl Amines Chemicals Ltd.	5,678	234
	Whirlpool of India Ltd.	10,912	230
	Century Plyboards India Ltd.	27,829	230
		Shares	Market Value• ($000)
	Orient Electric Ltd.	53,418	229
	Engineers India Ltd.	271,348	227
*	V-Mart Retail Ltd.	5,403	227
	Rallis India Ltd.	74,494	227
[2]	Endurance Technologies Ltd.	14,247	226
	V-Guard Industries Ltd.	80,619	222
	Shriram City Union Finance Ltd.	9,940	221
	Jubilant Ingrevia Ltd.	33,633	218
	Sobha Ltd.	25,879	217
*	Nuvoco Vistas Corp. Ltd.	47,490	217
	Ajanta Pharma Ltd.	9,629	216
	NBCC India Ltd.	437,665	214
	NCC Ltd.	239,084	212
*	TeamLease Services Ltd.	4,127	208
	Zensar Technologies Ltd.	49,368	206
	Finolex Cables Ltd.	38,898	203
*	CreditAccess Grameen Ltd.	15,061	203
	Firstsource Solutions Ltd.	125,955	203
[2]	Indian Railway Finance Corp. Ltd.	698,889	203
	Strides Pharma Science Ltd.	46,763	200
[2]	IndiaMart InterMesh Ltd.	3,126	199
	Poly Medicure Ltd.	17,306	197
	Sun TV Network Ltd.	31,281	196
	Saregama India Ltd.	35,469	196
	Graphite India Ltd.	28,273	194
*	Reliance Power Ltd.	1,053,346	194
	Sumitomo Chemical India Ltd.	34,549	193
	Motilal Oswal Financial Services Ltd.	16,174	190
	eClerx Services Ltd.	6,015	189
	Alembic Pharmaceuticals Ltd.	18,294	186
	JK Lakshmi Cement Ltd.	32,258	186
	Welspun India Ltd.	168,228	181
*,2	Krishna Institute of Medical Sciences Ltd.	10,396	181
*	Indiabulls Real Estate Ltd.	155,530	180
[2]	Godrej Agrovet Ltd.	25,053	178
	Sterlite Technologies Ltd.	70,464	177
	Procter & Gamble Health Ltd.	3,042	176
	Granules India Ltd.	48,122	176
	Birla Corp. Ltd.	12,063	171
*	Sheela Foam Ltd.	3,711	170
	KNR Constructions Ltd.	48,116	169
	Avanti Feeds Ltd.	29,194	165
	BASF India Ltd.	4,679	164
	Mahindra CIE Automotive Ltd.	56,317	162

56

Total World Stock Index Fund
		Shares	Market Value• ($000)
	PNC Infratech Ltd.	48,109	160
	TTK Prestige Ltd.	14,490	160
	Infibeam Avenues Ltd. (XNSE)	678,952	159
	Aegis Logistics Ltd.	54,258	156
*,2	General Insurance Corp. of India	92,423	156
*	Alok Industries Ltd.	457,474	152
	Vaibhav Global Ltd.	25,010	152
*	Punjab National Bank	329,505	150
	JM Financial Ltd.	148,001	147
*,2	New India Assurance Co. Ltd.	94,543	145
*,2	PNB Housing Finance Ltd.	28,982	142
	Welspun Corp. Ltd.	51,311	136
*	Bank of India	217,534	135
*	Union Bank of India	270,719	134
	Indian Bank	63,128	133
*	Westlife Development Ltd.	21,378	132
*	TV18 Broadcast Ltd.	188,630	132
*	Raymond Ltd.	11,538	125
	Bajaj Consumer Care Ltd.	55,712	121
	KRBL Ltd.	38,028	118
	Karnataka Bank Ltd.	140,736	115
	PTC India Ltd.	96,216	115
*	Equitas Holdings Ltd.	78,491	113
*	Sun Pharma Advanced Research Co. Ltd.	32,065	110
*	IFCI Ltd.	736,143	107
	Vakrangee Ltd.	236,119	107
	Karur Vysya Bank Ltd.	167,704	106
	Symphony Ltd.	7,065	103
	AstraZeneca Pharma India Ltd.	2,814	101
*	Dhani Services Ltd.	139,298	100
	HEG Ltd.	5,902	94
*	South Indian Bank Ltd.	829,833	86
*	Hindustan Construction Co. Ltd.	413,160	84
*	Just Dial Ltd.	7,189	80
	Kaveri Seed Co. Ltd.	11,057	78
	Care Ratings Ltd.	12,283	74
*	Wockhardt Ltd.	20,742	74
	Jindal Saw Ltd.	61,019	73
	Multi Commodity Exchange of India Ltd.	3,700	69
*	DCB Bank Ltd.	60,028	62
[2]	Dilip Buildcon Ltd.	13,777	47
*	Future Retail Ltd.	106,667	32
	GE Power India Ltd.	10,706	25
*	Future Consumer Ltd.	472,947	14
	Sundaram Finance Ltd.	3	—
			565,669
		Shares	Market Value• ($000)
Indonesia (0.2%)
	Bank Central Asia Tbk PT	23,002,220	12,901
	Bank Rakyat Indonesia Persero Tbk PT	31,007,242	10,331
	Telkom Indonesia Persero Tbk PT	22,318,340	7,105
	Bank Mandiri Persero Tbk PT	8,781,432	5,392
	Astra International Tbk PT	9,727,530	5,079
*	Elang Mahkota Teknologi Tbk PT	14,286,300	2,942
	Bank Negara Indonesia Persero Tbk PT	3,479,930	2,198
	United Tractors Tbk PT	737,460	1,539
	Adaro Energy Tbk PT	6,340,400	1,449
	Charoen Pokphand Indonesia Tbk PT	3,352,800	1,189
	Kalbe Farma Tbk PT	8,758,300	991
	Indofood Sukses Makmur Tbk PT	2,164,100	942
	Tower Bersama Infrastructure Tbk PT	4,382,300	910
	Sarana Menara Nusantara Tbk PT	11,055,100	770
	Barito Pacific Tbk PT	12,191,400	712
	Aneka Tambang Tbk	3,908,400	698
	Indah Kiat Pulp & Paper Corp. Tbk PT	1,306,100	681
	Unilever Indonesia Tbk PT	2,527,200	676
	Bukit Asam Tbk PT	2,554,900	669
	Semen Indonesia Persero Tbk PT	1,435,500	633
	Indocement Tunggal Prakarsa Tbk PT	871,700	628
	Ciputra Development Tbk PT	7,473,430	548
	Vale Indonesia Tbk PT	1,071,800	538
*	Perusahaan Gas Negara Persero Tbk PT	5,370,300	535
	Indofood CBP Sukses Makmur Tbk PT	991,800	522
	Mitra Keluarga Karyasehat Tbk PT	2,952,700	516
	Indo Tambangraya Megah Tbk PT	221,200	429
	XL Axiata Tbk PT	1,926,800	424
	Matahari Department Store Tbk PT	1,013,000	405
	Gudang Garam Tbk PT	185,500	392
	Bank Neo Commerce Tbk PT	3,254,400	376
*	Pakuwon Jati Tbk PT	9,245,100	357
	Pabrik Kertas Tjiwi Kimia Tbk PT	735,400	335

57

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Japfa Comfeed Indonesia Tbk PT	3,336,200	333
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	3,023,790	307
	BFI Finance Indonesia Tbk PT	3,321,200	293
*	Smartfren Telecom Tbk PT	51,136,100	292
*	Jasa Marga Persero Tbk PT	928,317	257
*	Bumi Serpong Damai Tbk PT	3,763,400	249
*	Summarecon Agung Tbk PT	4,629,266	227
	AKR Corporindo Tbk PT	3,084,500	226
	Indosat Tbk PT	429,300	207
	Hanjaya Mandala Sampoerna Tbk PT	2,999,700	201
*	Surya Semesta Internusa Tbk PT	7,697,500	200
*	Surya Citra Media Tbk PT	11,298,100	198
	Bank BTPN Syariah Tbk PT	826,900	196
	Ace Hardware Indonesia Tbk PT	2,595,300	186
*	Lippo Karawaci Tbk PT	19,524,292	167
	Bank Tabungan Negara Persero Tbk PT	1,289,700	164
	Mayora Indah Tbk PT	1,335,900	161
*	Bank Bukopin Tbk PT (XIDX)	10,816,700	161
*	Timah Tbk PT	1,216,300	155
*	Mitra Adiperkasa Tbk PT	2,405,000	150
*	Medco Energi Internasional Tbk PT	3,935,581	149
	Astra Agro Lestari Tbk PT	170,855	146
*	Bank Rakyat Indonesia Agroniaga Tbk PT	1,853,845	135
*	LEG Immobilien SE	1,229,514	134
	Media Nusantara Citra Tbk PT	1,784,200	124
*	Panin Financial Tbk PT	7,071,800	115
*	Waskita Karya Persero Tbk PT	3,147,408	115
*	Bank Pan Indonesia Tbk PT	1,448,500	101
*	Wijaya Karya Persero Tbk PT	1,149,145	75
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	725,400	69
*	Ramayana Lestari Sentosa Tbk PT	1,190,900	55
*	Krakatau Steel Persero Tbk PT	1,444,300	38
		Shares	Market Value• ($000)
*,3	Trada Alam Minera Tbk PT	10,114,628	35
*	PP Persero Tbk PT	528,300	34
*	Alam Sutera Realty Tbk PT	2,990,900	33
	Bank Danamon Indonesia Tbk PT	189,500	32
*	Adhi Karya Persero Tbk PT	620,300	31
*	Global Mediacom Tbk PT	1,211,000	22
*	Kresna Graha Investama Tbk PT	2,369,800	8
			69,593
Ireland (0.1%)
	Kerry Group plc Class A	73,599	8,123
	Kingspan Group plc	72,726	6,770
*	Bank of Ireland Group plc	437,727	2,653
	Glanbia plc (XDUB)	82,126	979
	AIB Group plc	364,299	791
	Hibernia REIT plc	335,518	575
*	Dalata Hotel Group plc	78,590	359
*,3	Irish Bank Resolution Corp.	14,385	—
			20,250
Israel (0.2%)
	Bank Leumi Le-Israel BM	694,638	7,290
*	Nice Ltd.	29,724	6,180
	Bank Hapoalim BM	647,175	6,000
*	Teva Pharmaceutical Industries Ltd.	465,388	4,100
	ICL Group Ltd.	332,361	3,604
	Israel Discount Bank Ltd. Class A	536,032	3,166
*	Tower Semiconductor Ltd.	52,167	2,509
	Elbit Systems Ltd.	11,530	2,503
	Mizrahi Tefahot Bank Ltd.	66,636	2,465
	Azrieli Group Ltd.	19,336	1,661
*	Bezeq The Israeli Telecommunication Corp. Ltd.	1,005,470	1,594
*	Nova Ltd.	13,313	1,277
	First International Bank of Israel Ltd.	25,781	1,083
	Mivne Real Estate KD Ltd.	288,962	1,083
*	Israel Corp. Ltd.	1,723	968
*	Enlight Renewable Energy Ltd.	434,073	931
	Alony Hetz Properties & Investments Ltd.	54,815	897
*	Shikun & Binui Ltd.	129,175	762
*	Paz Oil Co. Ltd.	4,895	759
	Phoenix Holdings Ltd.	59,575	749
*	Delek Group Ltd.	4,481	741
	Harel Insurance Investments & Financial Services Ltd.	57,896	710

58

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Big Shopping Centers Ltd.	4,548	687
*	Clal Insurance Enterprises Holdings Ltd.	30,748	682
	REIT 1 Ltd.	101,213	657
	Electra Ltd.	897	615
*	Airport City Ltd.	27,424	611
	Amot Investments Ltd.	78,869	599
*	Melisron Ltd.	7,323	594
	Fox Wizel Ltd.	3,843	565
	Ashtrom Group Ltd.	20,230	564
	Shufersal Ltd.	63,963	538
	AFI Properties Ltd.	8,301	501
	Strauss Group Ltd.	18,651	499
	Hilan Ltd.	8,521	495
	Sella Capital Real Estate Ltd.	141,777	480
	Isracard Ltd.	92,515	466
*	Perion Network Ltd.	20,814	445
	FIBI Holdings Ltd.	9,088	427
	Shapir Engineering and Industry Ltd.	42,926	402
	Maytronics Ltd.	22,147	393
	Gav-Yam Lands Corp. Ltd.	34,161	376
	Kenon Holdings Ltd.	6,499	371
	Summit Real Estate Holdings Ltd.	15,005	352
	Delta Galil Industries Ltd.	5,243	349
	Elco Ltd.	4,366	338
*	Camtek Ltd.	11,381	335
	Matrix IT Ltd.	12,675	319
	One Software Technologies Ltd.	19,326	318
*	Partner Communications Co. Ltd.	39,795	316
*	OPC Energy Ltd.	28,763	316
*	Fattal Holdings 1998 Ltd.	2,178	314
	Mega Or Holdings Ltd.	8,209	313
	Israel Canada T.R Ltd.	61,969	306
	Delek Automotive Systems Ltd.	20,634	294
	Energix-Renewable Energies Ltd.	82,368	279
	Danel Adir Yeoshua Ltd.	1,767	279
	Gazit-Globe Ltd.	29,496	276
	Formula Systems 1985 Ltd.	2,809	272
	Sapiens International Corp. NV	10,659	249
*	Menora Mivtachim Holdings Ltd.	9,950	248
*	Equital Ltd.	5,802	237
*	Oil Refineries Ltd.	498,716	222
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,924	222
	AudioCodes Ltd.	9,082	211
		Shares	Market Value• ($000)
	Migdal Insurance & Financial Holdings Ltd.	122,731	207
*	Kamada Ltd.	36,395	195
*	Cellcom Israel Ltd.	32,887	191
*	Compugen Ltd.	36,694	83
	IDI Insurance Co. Ltd.	2,463	81
*	Gilat Satellite Networks Ltd.	10,809	79
*	Naphtha Israel Petroleum Corp. Ltd.	9,312	74
*	Allot Ltd.	12,665	74
			69,348
Italy (0.6%)
	Enel SpA	3,689,747	23,994
	Eni SpA	1,176,208	16,442
	Intesa Sanpaolo SpA	7,972,132	16,245
	Stellantis NV	964,475	12,949
	Ferrari NV	59,226	12,470
	Assicurazioni Generali SpA	616,243	11,667
	UniCredit SpA	1,012,097	9,367
	CNH Industrial NV	469,587	6,652
	Snam SpA (MTAA)	1,060,623	5,817
*	Atlantia SpA	233,198	5,563
	Terna - Rete Elettrica Nazionale	664,849	5,423
	Moncler SpA	102,061	5,317
	Prysmian SpA	142,295	4,628
	FinecoBank Banca Fineco SpA	292,269	4,063
*,2	Nexi SpA	348,031	3,413
	Mediobanca Banca di Credito Finanziario SpA	339,042	3,398
	EXOR NV	47,537	3,299
	Davide Campari-Milano NV	241,906	2,729
	Amplifon SpA	60,348	2,408
	Banco BPM SpA	702,156	2,212
	Tenaris SA	143,956	2,200
	Recordati Industria Chimica e Farmaceutica SpA	45,014	2,169
[2]	Poste Italiane SpA	209,611	2,054
*	Leonardo SpA	193,375	1,990
[2]	Infrastrutture Wireless Italiane SpA	168,678	1,800
	Telecom Italia SpA	5,412,866	1,581
	Reply SpA	10,585	1,558
	Interpump Group SpA	36,898	1,492
	Italgas SpA	216,074	1,399
	DiaSorin SpA	10,646	1,395
	Hera SpA	361,264	1,347
	A2A SpA	701,391	1,198
	Tenaris SA ADR	39,157	1,182
	Unipol Gruppo SpA	207,594	1,132
[2]	Pirelli & C SpA	228,210	1,131
	Azimut Holding SpA	52,787	1,120
	ERG SpA	32,477	1,119
*	Brunello Cucinelli SpA	16,753	857
	Buzzi Unicem SpA	44,809	830

59

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Banca Mediolanum SpA	114,118	828
	BPER Banca	486,672	813
	Banca Popolare di Sondrio SpA	193,474	768
	Iren SpA	285,196	737
	De' Longhi SpA	30,317	735
*,2	Enav SpA	156,225	721
[1]	Banca Generali SpA	21,790	720
	Telecom Italia SpA Savings Shares	2,481,528	691
	Brembo SpA	62,622	627
*	Autogrill SpA	74,611	554
*	Salvatore Ferragamo SpA	31,242	543
*	Iveco Group NV	90,981	535
	Falck Renewables SpA	57,393	534
[2]	Anima Holding SpA	108,107	527
[2]	Carel Industries SpA	21,189	510
	UnipolSai Assicurazioni SpA	175,849	495
[2]	Technogym SpA	63,727	481
[2]	BFF Bank SpA	73,170	456
	Sesa SpA	3,135	453
	Tamburi Investment Partners SpA	48,617	443
	Danieli & C Officine Meccaniche SpA Savings Shares	26,821	420
	ACEA SpA	22,675	389
*	Biesse SpA	23,444	366
[2]	RAI Way SpA	60,677	357
	Sanlorenzo SpA	9,428	333
	El.En. SpA	23,497	328
[2]	GVS SpA	37,723	314
*	Immobiliare Grande Distribuzione SIIQ SpA	63,816	303
[1]	Danieli & C Officine Meccaniche SpA	14,064	299
*	Arnoldo Mondadori Editore SpA	132,365	271
	Gruppo MutuiOnline SpA	8,773	269
	Maire Tecnimont SpA	87,046	255
	Banca IFIS SpA	13,418	244
[1]	Webuild SpA (MTAA)	139,245	237
	SOL SpA	12,905	227
	MARR SpA	13,886	225
*,1	Fincantieri SpA	363,537	222
*,1	Saipem SpA	195,818	222
	Tinexta SpA	7,571	189
[2]	doValue SpA	22,034	187
*	Tod's SpA	4,506	178
*	Saras SpA	179,414	167
	Zignago Vetro SpA	13,478	165
*	Banca Monte dei Paschi di Siena SpA	183,756	155
*	CIR SpA-Compagnie Industriali	356,743	155
	Piaggio & C SpA	59,240	148
	Italmobiliare SpA	4,572	145
	Credito Emiliano SpA	23,562	144
		Shares	Market Value• ($000)
	Cementir Holding NV	19,613	137
	MFE-MediaForEurope NV Class B	104,006	96
*	Societa Cattolica Di Assicurazione SpA	13,595	88
	Datalogic SpA	8,753	85
*,1	MFE-MediaForEurope NV Class A	104,006	64
*,1	Juventus Football Club SpA	176,171	57
	Rizzoli Corriere Della Sera Mediagroup SpA	37,870	29
	DeA Capital SpA	6,969	9
*,1	Webuild SpA	12,600	7
			205,267
Japan (5.9%)
	Toyota Motor Corp.	5,797,840	99,339
	Sony Group Corp.	591,800	51,073
	Keyence Corp.	86,132	34,625
	Mitsubishi UFJ Financial Group Inc.	5,833,760	33,914
	Tokyo Electron Ltd.	70,400	29,705
	KDDI Corp.	788,600	26,114
	Shin-Etsu Chemical Co. Ltd.	189,256	26,010
	SoftBank Group Corp.	627,640	25,815
	Recruit Holdings Co. Ltd.	678,827	24,629
	Nintendo Co. Ltd.	50,106	22,868
	Daiichi Sankyo Co. Ltd.	895,100	22,538
	Honda Motor Co. Ltd.	817,441	21,502
	Takeda Pharmaceutical Co. Ltd.	728,139	21,128
	Hitachi Ltd.	440,852	20,908
	ITOCHU Corp.	644,228	19,443
	Daikin Industries Ltd.	126,263	19,295
	Mitsubishi Corp.	570,900	19,168
	Sumitomo Mitsui Financial Group Inc.	619,448	18,716
	Mitsui & Co. Ltd.	752,500	18,222
	Hoya Corp.	170,051	16,876
	Nippon Telegraph & Telephone Corp.	569,300	16,777
	Tokio Marine Holdings Inc.	302,852	16,375
	Seven & i Holdings Co. Ltd.	367,800	16,263
	Murata Manufacturing Co. Ltd.	271,574	16,188
	Softbank Corp.	1,301,833	15,151
	Mizuho Financial Group Inc.	1,212,310	14,721
	Nidec Corp.	219,896	14,216
	FANUC Corp.	91,391	14,004

60

Total World Stock Index Fund
	Shares	Market Value• ($000)
Oriental Land Co. Ltd.	89,000	13,463
Astellas Pharma Inc.	881,000	13,414
Fujitsu Ltd.	88,240	13,337
SMC Corp.	27,200	13,171
Denso Corp.	213,900	13,036
Fast Retailing Co. Ltd.	24,500	11,280
Canon Inc.	472,300	10,867
Central Japan Railway Co.	86,319	10,866
ORIX Corp.	569,560	10,388
Bridgestone Corp.	278,004	10,190
Komatsu Ltd.	435,850	9,809
Japan Tobacco Inc.	570,682	9,708
Mitsubishi Electric Corp.	921,540	9,652
Dai-ichi Life Holdings Inc.	471,700	9,445
Chugai Pharmaceutical Co. Ltd.	313,300	9,388
Terumo Corp.	313,328	9,326
Mitsui Fudosan Co. Ltd.	439,600	9,317
FUJIFILM Holdings Corp.	165,400	9,092
Panasonic Corp.	1,009,659	8,999
East Japan Railway Co.	171,205	8,928
Kao Corp.	221,548	8,879
Shiseido Co. Ltd.	187,500	8,863
Olympus Corp.	503,000	8,853
Kubota Corp.	516,200	8,770
Sumitomo Corp.	536,200	8,485
Toshiba Corp.	199,400	8,281
Marubeni Corp.	753,328	8,223
Mitsubishi Estate Co. Ltd.	545,091	7,940
Kyocera Corp.	145,100	7,619
Asahi Group Holdings Ltd.	201,652	7,601
Japan Post Holdings Co. Ltd.	1,066,552	7,479
Daiwa House Industry Co. Ltd.	301,700	7,253
Shionogi & Co. Ltd.	129,900	7,226
Otsuka Holdings Co. Ltd.	198,200	6,660
M3 Inc.	206,038	6,580
Suzuki Motor Corp.	217,971	6,571
Shimano Inc.	37,000	6,556
Secom Co. Ltd.	92,387	6,500
MS&AD Insurance Group Holdings Inc.	218,056	6,491
Aeon Co. Ltd.	336,400	6,393
Unicharm Corp.	183,100	6,370
Advantest Corp.	91,889	6,271
Bandai Namco Holdings Inc.	91,500	6,195
Sompo Holdings Inc.	151,575	6,171
Nippon Steel Corp.	382,858	6,079
Sysmex Corp.	91,534	6,004
Ajinomoto Co. Inc.	229,500	5,963
NTT Data Corp.	301,200	5,554
		Shares	Market Value• ($000)
	Nomura Holdings Inc.	1,441,600	5,551
	Nippon Yusen KK	75,700	5,461
	Eisai Co. Ltd.	125,200	5,453
	Sumitomo Mitsui Trust Holdings Inc.	171,746	5,331
	Kirin Holdings Co. Ltd.	361,700	5,273
	TDK Corp.	169,060	5,223
	Ono Pharmaceutical Co. Ltd.	199,300	5,120
*	Renesas Electronics Corp.	477,623	5,100
	Omron Corp.	86,300	5,088
	Sumitomo Realty & Development Co. Ltd.	188,046	4,989
	ENEOS Holdings Inc.	1,406,007	4,947
	Inpex Corp.	413,700	4,922
	NEC Corp.	126,800	4,919
	Z Holdings Corp.	1,251,700	4,914
	Sumitomo Metal Mining Co. Ltd.	110,700	4,855
	Asahi Kasei Corp.	590,300	4,843
	Kikkoman Corp.	85,850	4,825
	Lasertec Corp.	35,800	4,783
	Obic Co. Ltd.	32,100	4,742
	Sekisui House Ltd.	269,700	4,684
	Nitto Denko Corp.	69,300	4,651
	Mitsubishi Heavy Industries Ltd.	135,687	4,639
	Nexon Co. Ltd.	200,324	4,562
	Toyota Industries Corp.	75,400	4,522
	Resona Holdings Inc.	1,032,889	4,491
	Subaru Corp.	285,600	4,334
	West Japan Railway Co.	112,132	4,162
	Yaskawa Electric Corp.	122,263	4,152
	Shimadzu Corp.	126,600	4,139
	Toyota Tsusho Corp.	109,300	3,927
	Tokyo Gas Co. Ltd.	202,200	3,873
	Nippon Paint Holdings Co. Ltd.	485,753	3,848
	Sumitomo Electric Industries Ltd.	354,700	3,813
	Nippon Building Fund Inc.	730	3,790
	Mitsui OSK Lines Ltd.	161,217	3,774
*	Nissan Motor Co. Ltd.	932,501	3,733
	MINEBEA MITSUMI Inc.	194,484	3,731
	Japan Exchange Group Inc.	249,400	3,714
	Nitori Holdings Co. Ltd.	35,900	3,693
	Mitsubishi Chemical Holdings Corp.	604,484	3,686
	Dentsu Group Inc.	101,949	3,674
	Nomura Research Institute Ltd.	129,669	3,667
	Makita Corp.	120,900	3,573

61

Total World Stock Index Fund
		Shares	Market Value• ($000)
	SG Holdings Co. Ltd.	199,500	3,516
	Daiwa Securities Group Inc.	696,600	3,414
	Toray Industries Inc.	719,800	3,411
	Nissan Chemical Corp.	64,400	3,402
	Osaka Gas Co. Ltd.	188,700	3,401
	MISUMI Group Inc.	134,800	3,380
	MEIJI Holdings Co. Ltd.	67,634	3,371
	Chubu Electric Power Co. Inc.	330,370	3,335
	AGC Inc.	87,100	3,265
	Yakult Honsha Co. Ltd.	62,688	3,246
	T&D Holdings Inc.	250,900	3,224
	Disco Corp.	13,100	3,206
	Sumitomo Chemical Co. Ltd.	753,292	3,203
	Yamaha Motor Co. Ltd.	150,100	3,099
	Nippon Prologis REIT Inc.	1,117	3,092
	Trend Micro Inc.	54,800	3,055
	Kansai Electric Power Co. Inc.	344,600	3,021
	Idemitsu Kosan Co. Ltd.	114,114	3,007
	Yamato Holdings Co. Ltd.	158,600	2,968
	JFE Holdings Inc.	242,300	2,963
	Daito Trust Construction Co. Ltd.	30,352	2,923
	Japan Real Estate Investment Corp.	598	2,894
	Daifuku Co. Ltd.	46,700	2,872
	Pan Pacific International Holdings Corp.	187,500	2,871
	Isuzu Motors Ltd.	242,620	2,830
	Yamaha Corp.	74,000	2,827
	Tokyu Corp.	230,600	2,820
	GLP J-REIT	2,061	2,781
	Rohm Co. Ltd.	39,500	2,760
	Fuji Electric Co. Ltd.	61,777	2,709
	Rakuten Group Inc.	383,800	2,698
	Hankyu Hanshin Holdings Inc.	101,400	2,676
	Konami Holdings Corp.	43,200	2,657
	Nomura Real Estate Master Fund Inc.	2,089	2,623
	Hamamatsu Photonics KK	58,600	2,622
	Dai Nippon Printing Co. Ltd.	125,100	2,614
	Kyowa Kirin Co. Ltd.	124,000	2,614
*	Tokyo Electric Power Co. Holdings Inc.	750,400	2,590
	TIS Inc.	113,800	2,556
	SBI Holdings Inc.	112,940	2,526
	Japan Metropolitan Fund Investment	3,158	2,510
	TOTO Ltd.	72,400	2,440
	Kajima Corp.	215,200	2,398
	Shares	Market Value• ($000)
Daiwa House REIT Investment Corp.	973	2,368
Kintetsu Group Holdings Co. Ltd.	82,500	2,365
Aisin Corp.	79,400	2,307
Nissin Foods Holdings Co. Ltd.	33,100	2,303
Suntory Beverage & Food Ltd.	57,800	2,277
Taiyo Yuden Co. Ltd.	57,700	2,267
JSR Corp.	82,900	2,251
Obayashi Corp.	324,400	2,231
Sekisui Chemical Co. Ltd.	163,000	2,207
Tobu Railway Co. Ltd.	96,900	2,178
Capcom Co. Ltd.	82,100	2,166
Lixil Corp.	122,000	2,146
Odakyu Electric Railway Co. Ltd.	141,200	2,138
BayCurrent Consulting Inc.	6,457	2,117
TOPPAN Inc.	127,900	2,114
Kawasaki Kisen Kaisha Ltd.	39,999	2,091
Ricoh Co. Ltd.	281,500	2,055
Taisei Corp.	74,999	2,032
Keio Corp.	52,900	2,029
Ibiden Co. Ltd.	53,700	2,007
Koito Manufacturing Co. Ltd.	54,500	2,000
Ebara Corp.	43,400	1,993
MonotaRO Co. Ltd.	115,544	1,985
CyberAgent Inc.	184,368	1,948
MatsukiyoCocokara & Co.	58,780	1,943
Kobayashi Pharmaceutical Co. Ltd.	28,400	1,937
Concordia Financial Group Ltd.	531,979	1,936
SUMCO Corp.	134,426	1,936
Oji Holdings Corp.	405,000	1,918
Toho Co. Ltd. (XTKS)	51,500	1,911
Hirose Electric Co. Ltd.	14,921	1,893
NIPPON Experes Holding Inc.	32,200	1,888
Mitsui Chemicals Inc.	82,000	1,874
Mazda Motor Corp.	255,100	1,811
Azbil Corp.	59,500	1,807
Seiko Epson Corp.	128,000	1,803
Brother Industries Ltd.	103,600	1,801
Yokogawa Electric Corp.	111,600	1,779
Sojitz Corp.	115,859	1,767
Tosoh Corp.	127,890	1,766
Asahi Intecc Co. Ltd.	91,400	1,766
Kurita Water Industries Ltd.	50,500	1,723
Orix JREIT Inc.	1,241	1,677
Advance Residence Investment Corp.	612	1,676
Nikon Corp.	148,200	1,665
Hulic Co. Ltd.	196,671	1,661

62

Total World Stock Index Fund
		Shares	Market Value• ($000)
	USS Co. Ltd.	99,300	1,653
	Chiba Bank Ltd.	286,700	1,652
	Nippon Shinyaku Co. Ltd.	24,400	1,650
	Keisei Electric Railway Co. Ltd.	67,200	1,648
	Nisshin Seifun Group Inc.	123,520	1,647
	GMO Payment Gateway Inc.	19,506	1,637
	SCREEN Holdings Co. Ltd.	20,000	1,635
	Showa Denko KK	83,888	1,632
	Persol Holdings Co. Ltd.	80,300	1,593
	NGK Insulators Ltd.	117,800	1,585
	Otsuka Corp.	48,200	1,580
	United Urban Investment Corp.	1,419	1,553
	Kobe Bussan Co. Ltd.	63,500	1,548
	Bank of Kyoto Ltd.	35,100	1,529
	Hoshizaki Corp.	24,082	1,525
	Sega Sammy Holdings Inc.	85,800	1,520
	Japan Post Insurance Co. Ltd.	92,978	1,503
	Nihon M&A Center Holdings Inc.	121,300	1,494
	Marui Group Co. Ltd.	85,200	1,467
	Shizuoka Bank Ltd.	226,000	1,462
	Japan Post Bank Co. Ltd.	192,635	1,453
	Tokyu Fudosan Holdings Corp.	278,386	1,449
	Shinko Electric Industries Co. Ltd.	33,400	1,440
	Nagoya Railroad Co. Ltd.	89,600	1,439
	Kyushu Railway Co.	72,524	1,422
	Kose Corp.	13,800	1,417
	Square Enix Holdings Co. Ltd.	35,500	1,417
*	ANA Holdings Inc.	74,930	1,412
	Japan Prime Realty Investment Corp.	465	1,411
	Shimizu Corp.	267,500	1,403
*	Hitachi Metals Ltd.	89,500	1,397
	Mitsubishi Gas Chemical Co. Inc.	95,100	1,389
	NH Foods Ltd.	43,900	1,386
	NGK Spark Plug Co. Ltd.	90,100	1,383
	IHI Corp.	60,200	1,365
	Hakuhodo DY Holdings Inc.	114,000	1,345
	Fukuoka Financial Group Inc.	73,264	1,339
	Kyushu Electric Power Co. Inc.	212,800	1,336
	Santen Pharmaceutical Co. Ltd.	163,300	1,328
	Mitsubishi HC Capital Inc. (XTKS)	293,650	1,321
	Tokyo Tatemono Co. Ltd.	93,500	1,318
		Shares	Market Value• ($000)
	Open House Co. Ltd.	33,900	1,312
	Kakaku.com Inc.	61,468	1,287
	Aozora Bank Ltd.	63,390	1,269
	Tohoku Electric Power Co. Inc.	226,300	1,259
	Toyo Suisan Kaisha Ltd.	40,400	1,247
	NOF Corp.	33,200	1,246
	Nippon Sanso Holdings Corp.	69,200	1,245
	Asics Corp.	78,600	1,240
	TechnoPro Holdings Inc.	48,500	1,235
	Nabtesco Corp.	53,600	1,222
	Haseko Corp.	110,400	1,210
	Food & Life Cos. Ltd.	51,000	1,210
	Hikari Tsushin Inc.	10,300	1,206
	Skylark Holdings Co. Ltd.	101,147	1,200
	Lion Corp.	116,100	1,196
	Keikyu Corp.	118,500	1,194
	Stanley Electric Co. Ltd.	69,100	1,192
	Kuraray Co. Ltd.	148,900	1,191
	Industrial & Infrastructure Fund Investment Corp.	829	1,190
	Kansai Paint Co. Ltd.	86,300	1,189
	NSK Ltd.	214,100	1,185
	Hitachi Construction Machinery Co. Ltd.	51,900	1,175
	Nomura Real Estate Holdings Inc.	48,100	1,172
	Rohto Pharmaceutical Co. Ltd.	43,700	1,167
	ZOZO Inc.	55,500	1,162
	Kawasaki Heavy Industries Ltd.	64,400	1,145
	Ito En Ltd.	27,600	1,134
	Isetan Mitsukoshi Holdings Ltd.	151,800	1,127
	Itochu Techno-Solutions Corp.	47,800	1,119
	Rinnai Corp.	17,500	1,119
	JGC Holdings Corp.	98,000	1,109
	LaSalle Logiport REIT	819	1,108
	Denka Co. Ltd.	41,300	1,107
	Iida Group Holdings Co. Ltd.	69,397	1,104
	Medipal Holdings Corp.	66,900	1,102
*	Yamada Denki Co. Ltd.	360,072	1,075
	Toho Gas Co. Ltd.	45,700	1,072
	Alfresa Holdings Corp.	78,700	1,070
	Sekisui House REIT Inc.	1,823	1,067
	Suzuken Co. Ltd.	35,660	1,053
	Kadokawa Corp.	41,972	1,052
	Mitsui Fudosan Logistics Park Inc.	245	1,050

63

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Miura Co. Ltd.	49,900	1,042
	COMSYS Holdings Corp.	50,198	1,042
	Zensho Holdings Co. Ltd.	44,000	1,038
	Sumitomo Forestry Co. Ltd.	67,800	1,037
	Amada Co. Ltd.	133,300	1,035
	THK Co. Ltd.	52,000	1,030
	Nippon Accommodations Fund Inc.	209	1,029
	Japan Hotel REIT Investment Corp.	2,023	1,027
	Ezaki Glico Co. Ltd.	35,800	1,026
	Sumitomo Heavy Industries Ltd.	48,400	1,024
	Electric Power Development Co. Ltd.	74,700	1,024
	Oracle Corp. Japan	15,800	1,015
	Air Water Inc.	76,000	1,009
	Seibu Holdings Inc.	101,488	1,008
*	Japan Airlines Co. Ltd.	60,845	1,005
	Chugoku Electric Power Co. Inc.	151,800	1,000
	Welcia Holdings Co. Ltd.	48,600	996
	Activia Properties Inc.	310	991
	Hitachi Transport System Ltd.	15,000	985
*	SHIFT Inc.	5,200	985
	Ryohin Keikaku Co. Ltd.	109,470	984
	Keihan Holdings Co. Ltd.	46,000	981
	Ulvac Inc.	25,000	980
	Hisamitsu Pharmaceutical Co. Inc.	35,300	967
	Koei Tecmo Holdings Co. Ltd.	31,512	966
	Japan Logistics Fund Inc.	390	952
	Sohgo Security Services Co. Ltd.	34,200	950
	Mitsui High-Tec Inc.	11,000	950
	Casio Computer Co. Ltd.	91,000	944
*	Japan Airport Terminal Co. Ltd.	22,600	936
	Japan Steel Works Ltd.	33,200	934
	Mebuki Financial Group Inc.	463,350	933
	SHO-BOND Holdings Co. Ltd.	21,700	912
	SCSK Corp.	57,200	909
	Kagome Co. Ltd.	35,900	898
	Nankai Electric Railway Co. Ltd.	50,200	896
	Internet Initiative Japan Inc.	28,700	896
	Kenedix Office Investment Corp.	171	894
	ADEKA Corp.	46,300	888
	Shares	Market Value• ($000)
Dowa Holdings Co. Ltd.	20,800	885
Iwatani Corp.	22,200	883
Tsuruha Holdings Inc.	17,200	879
Tokyo Ohka Kogyo Co. Ltd.	16,100	875
Teijin Ltd.	81,800	874
Kinden Corp.	73,700	873
Cosmo Energy Holdings Co. Ltd.	35,152	873
NET One Systems Co. Ltd.	36,200	864
DIC Corp.	45,100	860
AEON REIT Investment Corp.	739	848
Nichirei Corp.	46,000	845
Mitsubishi Materials Corp.	53,934	844
Horiba Ltd.	17,300	842
Shimamura Co. Ltd.	9,400	834
Frontier Real Estate Investment Corp.	215	833
J Front Retailing Co. Ltd.	111,000	832
Jeol Ltd.	18,400	826
Daiwa Securities Living Investments Corp.	934	822
Nihon Kohden Corp.	34,200	821
Tokyo Century Corp.	26,320	811
INFRONEER Holdings Inc.	111,252	810
Goldwin Inc.	16,000	803
Cosmos Pharmaceutical Corp.	8,700	802
Pigeon Corp.	46,660	796
Kewpie Corp.	47,100	793
Sharp Corp.	93,729	793
Taiheiyo Cement Corp.	48,600	786
Nifco Inc.	37,202	785
Invincible Investment Corp.	2,407	785
Sumitomo Dainippon Pharma Co. Ltd.	88,000	784
Sanwa Holdings Corp.	86,000	783
Fujitec Co. Ltd.	36,100	778
Kamigumi Co. Ltd.	45,800	778
Alps Alpine Co. Ltd.	86,567	766
Nippon Electric Glass Co. Ltd.	38,000	765
Lawson Inc.	20,700	761
Taisho Pharmaceutical Holdings Co. Ltd.	19,300	760
Daiwa Office Investment Corp.	134	759
Zenkoku Hosho Co. Ltd.	21,600	758
Sankyu Inc.	24,800	756
Nippon Gas Co. Ltd.	53,100	754
Yamazaki Baking Co. Ltd.	60,800	752

64

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Credit Saison Co. Ltd.	66,600	750
	Anritsu Corp.	59,500	748
	K's Holdings Corp	75,568	748
*	Park24 Co. Ltd.	52,300	745
	Kenedix Residential Next Investment Corp.	460	740
*	Mitsubishi Motors Corp.	295,500	739
	House Foods Group Inc.	31,200	730
	Konica Minolta Inc.	206,800	720
	Tsumura & Co.	29,200	718
	Daicel Corp.	117,100	716
	Daiseki Co. Ltd.	19,920	716
	Morinaga Milk Industry Co. Ltd.	17,700	713
	Mori Hills REIT Investment Corp.	627	711
	Sawai Group Holdings Co. Ltd.	21,200	711
	Zeon Corp.	66,400	707
	Toyo Seikan Group Holdings Ltd.	65,200	705
	Sundrug Co. Ltd.	30,200	703
	Pilot Corp.	17,200	699
	Kaneka Corp.	26,000	696
	Tokai Carbon Co. Ltd.	83,900	694
	JTEKT Corp.	99,100	691
*	Money Forward Inc.	20,194	687
	EXEO Group Inc.	41,000	683
	Ship Healthcare Holdings Inc.	40,700	680
	Comforia Residential REIT Inc.	273	680
	Coca-Cola Bottlers Japan Holdings Inc.	60,575	679
	Relo Group Inc.	47,553	679
*	Shinsei Bank Ltd.	38,663	678
	Mitsubishi Estate Logistics REIT Investment Corp.	189	678
	Yokohama Rubber Co. Ltd.	50,600	677
	Nihon Unisys Ltd.	26,500	670
	Kureha Corp.	8,900	669
	Sumitomo Rubber Industries Ltd.	77,072	668
	Nagase & Co. Ltd.	46,500	666
	Calbee Inc.	36,900	661
	Sugi Holdings Co. Ltd.	15,400	660
	Ushio Inc.	50,400	653
	Justsystems Corp.	15,000	652
	Nippon Kayaku Co. Ltd.	74,800	652
	H.U. Group Holdings Inc.	29,100	648
	As One Corp.	12,200	648
	Nishi-Nippon Railroad Co. Ltd.	32,100	642
*	DeNA Co. Ltd.	44,300	642
	Mitsui Mining & Smelting Co. Ltd.	25,200	637
		Shares	Market Value• ($000)
	GS Yuasa Corp.	36,600	635
	Fancl Corp.	33,000	632
	Hachijuni Bank Ltd.	191,700	632
	Takara Holdings Inc.	75,000	632
	Takashimaya Co. Ltd.	69,300	632
	Nippon Shokubai Co. Ltd.	15,400	620
	Ube Industries Ltd.	40,000	620
	Kobe Steel Ltd.	142,600	618
	Mabuchi Motor Co. Ltd.	23,100	617
	Sotetsu Holdings Inc.	35,700	612
	Bic Camera Inc.	72,500	612
	Aeon Mall Co. Ltd.	50,072	609
	Tokyo Seimitsu Co. Ltd.	17,700	609
	Toda Corp.	105,900	608
	Benesse Holdings Inc.	34,700	607
*	PeptiDream Inc.	37,500	605
	Topcon Corp.	47,200	604
	NIPPON REIT Investment Corp.	210	602
	Kenedix Retail REIT Corp.	286	602
	Hulic REIT Inc.	483	600
	Fuji Corp.	35,900	599
	Fujikura Ltd.	126,600	599
	NTT UD REIT Investment Corp.	518	598
	Kyoritsu Maintenance Co. Ltd.	16,372	596
	Hino Motors Ltd.	115,200	595
	Toyo Tire Corp.	51,900	595
	Mirait Holdings Corp.	42,400	594
	GMO internet Inc.	29,300	586
	OBIC Business Consultants Co. Ltd.	16,289	585
	Hazama Ando Corp.	83,800	582
	Daiwabo Holdings Co. Ltd.	44,700	578
	OKUMA Corp.	16,100	575
	Katitas Co. Ltd.	24,600	574
	Rengo Co. Ltd.	96,800	573
	Seven Bank Ltd.	304,900	570
	Hoshino Resorts REIT Inc.	110	567
	Seino Holdings Co. Ltd.	68,300	558
	Tokyu REIT Inc.	397	557
	DMG Mori Co. Ltd.	44,100	553
	Ain Holdings Inc.	12,300	552
	Morinaga & Co. Ltd.	17,800	552
	Iyo Bank Ltd.	113,600	551
	Yaoko Co. Ltd.	10,400	550
	Mitsubishi Logistics Corp.	23,800	549
	Yamaguchi Financial Group Inc.	100,100	549
	Maruwa Co. Ltd.	4,700	548
	Digital Garage Inc.	16,300	539
	Sakata Seed Corp.	16,000	539
	Asahi Holdings Inc.	33,700	535

65

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Furukawa Electric Co. Ltd.	32,900	534
	Menicon Co. Ltd.	25,000	534
	AEON Financial Service Co. Ltd.	57,900	532
	Penta-Ocean Construction Co. Ltd.	108,800	532
	Hirogin Holdings Inc.	107,900	532
	PALTAC Corp.	14,500	529
	Nippon Suisan Kaisha Ltd.	119,000	525
	Chiyoda Integre Co. Ltd.	30,900	520
	Sapporo Holdings Ltd.	24,700	514
	NHK Spring Co. Ltd.	79,200	512
	Meitec Corp.	9,600	510
	Toyoda Gosei Co. Ltd.	35,000	510
	Nishimatsu Construction Co. Ltd.	17,200	506
	Rakus Co. Ltd	41,100	504
	Heiwa Real Estate Co. Ltd.	15,900	502
	SMS Co. Ltd.	21,400	502
	Dexerials Corp.	22,700	498
	TS Tech Co. Ltd.	47,600	497
	Daiichikosho Co. Ltd.	18,200	496
	Infomart Corp.	99,200	494
	Japan Excellent Inc.	501	492
	Daio Paper Corp.	41,200	491
	Tomy Co. Ltd.	51,500	489
	Mori Trust Sogo REIT Inc.	448	488
	Maruichi Steel Tube Ltd.	22,700	484
	Canon Marketing Japan Inc.	22,100	481
	Acom Co. Ltd.	186,200	479
	Kintetsu World Express Inc.	20,100	479
	Osaki Electric Co. Ltd.	126,300	477
	Amano Corp.	24,700	476
	NSD Co. Ltd.	26,780	475
	Sumitomo Osaka Cement Co. Ltd.	17,000	475
	Kyushu Financial Group Inc.	154,670	475
	Izumi Co. Ltd.	21,700	472
	Wacom Co. Ltd.	64,900	469
*	Shochiku Co. Ltd.	4,600	469
	Sumitomo Bakelite Co. Ltd.	14,300	469
	Daido Steel Co. Ltd.	16,300	465
	Inaba Denki Sangyo Co. Ltd.	23,600	463
	NEC Networks & System Integration Corp.	32,600	463
	Hanwa Co. Ltd.	18,800	460
	Toagosei Co. Ltd.	55,900	459
*	Management Solutions Co. Ltd.	12,967	459
	Sankyo Co. Ltd.	15,900	458
		Shares	Market Value• ($000)
	JCR Pharmaceuticals Co. Ltd.	24,500	455
	Outsourcing Inc.	45,900	455
	Toshiba TEC Corp.	13,400	454
	Chugoku Bank Ltd.	60,900	448
	Kokuyo Co. Ltd.	34,400	448
	Gunma Bank Ltd.	155,000	446
	Aica Kogyo Co. Ltd.	19,200	444
	Fukuoka REIT Corp.	354	443
	Hitachi Zosen Corp.	81,000	437
	CRE Logistics REIT Inc.	286	437
	Heiwa Real Estate REIT Inc.	378	433
	Japan Elevator Service Holdings Co. Ltd.	32,800	429
	UT Group Co. Ltd.	19,100	429
	Fujitsu General Ltd.	24,100	428
	Yamato Kogyo Co. Ltd.	13,200	426
	Okumura Corp.	18,000	425
	Shikoku Electric Power Co. Inc.	73,800	424
	Global One Real Estate Investment Corp.	492	422
	Fuji Soft Inc.	7,900	421
	Yoshinoya Holdings Co. Ltd.	23,100	420
	Hokuhoku Financial Group Inc.	61,700	418
	Sanrio Co. Ltd.	19,892	417
	Toyobo Co. Ltd.	50,700	417
	Ichigo Office REIT Investment Corp.	649	417
[1]	Colowide Co. Ltd.	32,500	416
	Aiful Corp.	145,700	415
	Itochu Advance Logistics Investment Corp.	334	413
	ABC-Mart Inc.	9,900	411
	Kyudenko Corp.	18,100	410
	Hankyu Hanshin REIT Inc.	361	410
	Glory Ltd.	25,400	409
	Daihen Corp.	14,300	409
	Takaoka Toko Co. Ltd.	32,900	408
	Tokai Tokyo Financial Holdings Inc.	136,700	406
*	SOSiLA Logistics REIT Inc.	334	406
	FP Corp.	17,900	405
	77 Bank Ltd.	32,700	405
	Central Glass Co. Ltd.	21,900	403
	Wacoal Holdings Corp.	28,300	403
	Citizen Watch Co. Ltd.	106,600	402
	Resorttrust Inc.	23,800	400
	Round One Corp.	35,200	392
	Jafco Co. Ltd.	32,400	391
	Kotobuki Spirits Co. Ltd.	7,400	390
*,1	HIS Co. Ltd.	22,800	389

66

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Fujimi Inc.	8,900	388
	Tsugami Corp.	41,700	388
*	Japan Display Inc.	749,500	386
	CKD Corp.	29,700	385
	NS Solutions Corp.	12,900	385
	TOKAI Holdings Corp.	57,300	385
	Kanamic Network Co. Ltd.	99,000	385
	Macnica Fuji Electronics Holdings Inc.	18,500	384
	Benefit One Inc.	25,300	384
	Tadano Ltd.	53,700	381
	OSG Corp.	30,200	379
	Nichicon Corp.	41,600	377
	Toyota Boshoku Corp.	23,600	376
	Nisshinbo Holdings Inc.	50,100	375
	Seiren Co. Ltd.	23,600	374
	Nikkon Holdings Co. Ltd.	24,500	371
	Shoei Co. Ltd.	10,000	371
	Sumitomo Warehouse Co. Ltd.	22,000	369
	NOK Corp.	43,300	368
	Kaken Pharmaceutical Co. Ltd.	12,100	367
	Starts Proceed Investment Corp.	205	367
	Nichias Corp.	20,200	363
	EM Systems Co. Ltd.	50,700	360
	Shiga Bank Ltd.	19,100	359
	Tsubakimoto Chain Co.	15,700	359
	Nippon Light Metal Holdings Co. Ltd.	27,830	357
*	euglena Co. Ltd.	54,000	357
	Meiko Electronics Co. Ltd.	13,489	357
	One REIT Inc.	167	355
	Hokuetsu Corp.	68,900	353
	Mirai Corp.	910	353
	Hokuriku Electric Power Co.	88,700	352
	Fukuyama Transporting Co. Ltd.	12,500	350
[1]	Taki Chemical Co. Ltd.	8,800	347
	Pacific Metals Co. Ltd.	12,400	346
	Toho Holdings Co. Ltd.	21,300	346
	Fuyo General Lease Co. Ltd.	6,400	346
	Japan Material Co. Ltd.	22,900	346
	Kohnan Shoji Co. Ltd.	11,900	345
	Descente Ltd.	17,900	344
	Rorze Corp.	3,900	341
	San-A Co. Ltd.	10,800	339
	Kiyo Bank Ltd.	30,807	338
		Shares	Market Value• ($000)
	Senko Group Holdings Co. Ltd.	50,000	338
	Nojima Corp.	16,700	336
	Japan Securities Finance Co. Ltd.	46,400	335
	Nipro Corp.	42,400	334
	Nishi-Nippon Financial Holdings Inc.	55,500	334
	Monex Group Inc.	73,100	333
	JVCKenwood Corp.	230,600	328
	Mizuho Leasing Co. Ltd.	14,100	327
	Suruga Bank Ltd.	104,000	326
	DCM Holdings Co. Ltd.	39,200	324
	Hokkaido Electric Power Co. Inc.	87,000	323
*	Chiyoda Corp.	97,300	322
	Tokuyama Corp.	24,100	321
	Tokyo Steel Manufacturing Co. Ltd.	30,900	320
*	Sansan Inc.	33,592	320
	Toei Co. Ltd.	2,400	318
	Takara Bio Inc.	19,800	318
*	Nippon Chemi-Con Corp.	22,800	316
[1]	Toridoll Holdings Corp.	17,400	316
	JCU Corp.	12,300	313
	Tosho Co. Ltd.	23,300	312
	Takuma Co. Ltd.	27,800	312
	Toyo Ink SC Holdings Co. Ltd.	20,900	311
	Lintec Corp.	16,600	309
	DTS Corp.	14,000	307
	Kanematsu Corp.	29,400	304
	Earth Corp.	7,200	304
	Sanken Electric Co. Ltd.	8,200	303
	Systena Corp.	96,000	302
	Pola Orbis Holdings Inc.	26,200	302
	Oki Electric Industry Co. Ltd.	46,400	301
	Aida Engineering Ltd.	40,500	300
	San-In Godo Bank Ltd.	60,300	299
	Duskin Co. Ltd.	14,000	299
	Financial Products Group Co. Ltd.	48,900	299
	Nippon Signal Co. Ltd.	42,800	297
	Star Asia Investment Corp.	649	296
	eRex Co. Ltd.	19,400	294
	Milbon Co. Ltd.	7,000	293
	Okamura Corp.	31,900	293
	BeNext-Yumeshin Group Co.	25,300	291
	Aruhi Corp.	37,656	290
	Daishi Hokuetsu Financial Group Inc.	14,950	289
[1]	Nagawa Co. Ltd.	4,100	289

67

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Royal Holdings Co. Ltd.	18,000	288
	Takara Leben Real Estate Investment Corp.	309	288
	Oiles Corp.	24,960	287
	Hyakugo Bank Ltd.	107,800	285
	Enplas Corp.	13,300	284
	SIGMAXYZ Holdings Inc.	34,800	284
	Joyful Honda Co. Ltd.	23,488	282
	United Arrows Ltd.	20,900	281
	Meidensha Corp.	15,500	281
	Toho Titanium Co. Ltd.	24,600	281
	Nippon Carbon Co. Ltd.	8,700	280
[1]	Token Corp.	4,200	280
	Kumagai Gumi Co. Ltd.	13,300	278
	Ringer Hut Co. Ltd.	16,100	278
	Inabata & Co. Ltd.	16,900	277
	Hokkoku Financial Holdings Inc.	9,600	277
	Yorozu Corp.	46,400	276
	Fuji Kyuko Co. Ltd.	8,700	275
	Heiwa Corp.	18,200	274
	Hibiya Engineering Ltd.	18,700	274
	Nanto Bank Ltd.	17,500	274
	Ogaki Kyoritsu Bank Ltd.	18,700	274
	Insource Co. Ltd.	16,100	274
	Elecom Co. Ltd.	22,800	273
*	PIA Corp.	11,400	273
	Medical Data Vision Co. Ltd.	36,500	273
	Mochida Pharmaceutical Co. Ltd.	9,542	272
	Takasago Thermal Engineering Co. Ltd.	20,800	272
*	RPA Holdings Inc.	97,163	272
	Iino Kaiun Kaisha Ltd.	47,600	270
	SAMTY Co. Ltd.	16,700	270
	Taiho Kogyo Co. Ltd.	54,300	267
	Raito Kogyo Co. Ltd.	17,900	267
	Showa Sangyo Co. Ltd.	13,200	267
	Taiyo Holdings Co. Ltd.	11,200	267
	GungHo Online Entertainment Inc.	13,070	267
	Riso Kagaku Corp.	14,100	265
	Yokowo Co. Ltd.	13,495	265
	Nippon Soda Co. Ltd.	10,000	264
	Dip Corp.	8,100	264
	Musashino Bank Ltd.	19,200	263
	Nippon Paper Industries Co. Ltd.	33,100	263
[1]	Okabe Co. Ltd.	51,600	262
	Mitsuba Corp.	96,500	261
		Shares	Market Value• ($000)
	Kusuri no Aoki Holdings Co. Ltd.	5,900	261
	Sangetsu Corp.	21,700	260
	Maruha Nichiro Corp.	14,100	260
	Okinawa Electric Power Co. Inc.	26,012	259
*,1	Atom Corp.	45,349	258
	Keiyo Bank Ltd.	67,600	258
	Mixi Inc.	15,024	258
	North Pacific Bank Ltd.	135,700	257
	Daiki Aluminium Industry Co. Ltd.	23,221	257
	Oyo Corp.	16,800	255
*	NTN Corp.	159,100	254
	Tanseisha Co. Ltd.	41,700	254
	Ariake Japan Co. Ltd.	6,300	253
	Hyakujushi Bank Ltd.	19,500	253
*	Gurunavi Inc.	77,800	253
	Future Corp.	17,200	252
	Kumiai Chemical Industry Co. Ltd.	37,263	252
	TKC Corp.	9,600	252
	Senshu Ikeda Holdings Inc.	184,500	252
	en japan Inc.	10,700	251
	Mani Inc.	22,000	251
	EDION Corp.	27,900	251
*,1	FDK Corp.	44,900	250
	Aeon Fantasy Co. Ltd.	15,200	250
	Nihon Parkerizing Co. Ltd.	35,200	249
	Taikisha Ltd.	10,000	247
[1]	Snow Peak Inc.	13,500	247
	Pacific Industrial Co. Ltd.	31,500	244
	KH Neochem Co. Ltd.	12,900	244
	Teikoku Electric Manufacturing Co. Ltd.	19,100	243
	Tokyo Kiraboshi Financial Group Inc.	17,949	243
	Noevir Holdings Co. Ltd.	6,200	243
	Base Co. Ltd.	5,000	243
*	Toyo Construction Co. Ltd.	33,600	242
	Yamanashi Chuo Bank Ltd.	32,000	242
	Information Services International-Dentsu Ltd.	8,400	241
	Ichiyoshi Securities Co. Ltd.	54,700	241
	Star Micronics Co. Ltd.	21,500	241
	Daito Pharmaceutical Co. Ltd.	12,000	240
	TOMONY Holdings Inc.	95,000	240
	TRE Holdings Corp.	15,000	240

68

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Maxell Ltd.	26,800	239
*,1	RENOVA Inc.	19,200	237
	Osaka Steel Co. Ltd.	21,900	236
	Sodick Co. Ltd.	42,200	236
	Osaka Organic Chemical Industry Ltd.	10,900	235
	Samty Residential Investment Corp.	233	235
	Kandenko Co. Ltd.	36,700	233
	Paramount Bed Holdings Co. Ltd.	14,000	233
*	Fujita Kanko Inc.	12,800	232
	Tocalo Co. Ltd.	23,200	232
	Itoham Yonekyu Holdings Inc.	46,072	232
	Japan Petroleum Exploration Co. Ltd.	11,600	231
	Tochigi Bank Ltd.	124,000	231
	Roland DG Corp.	9,200	230
	Kyokuyo Co. Ltd.	9,200	230
	Shinko Shoji Co. Ltd.	31,700	230
	Toyo Corp.	28,700	230
	Daido Metal Co. Ltd.	53,300	229
	Hioki EE Corp.	3,800	228
	Nippon Koei Co. Ltd.	10,200	228
	Sinfonia Technology Co. Ltd.	23,500	228
*	Oisix ra daichi Inc.	11,100	228
	Ichibanya Co. Ltd.	6,100	227
	Fuji Oil Holdings Inc.	16,000	227
	Kato Sangyo Co. Ltd.	8,700	226
	Okinawa Financial Group Inc.	13,180	226
	Aichi Corp.	32,400	225
	Bunka Shutter Co. Ltd.	29,900	225
	Japan Aviation Electronics Industry Ltd.	16,000	224
	Meisei Industrial Co. Ltd.	42,400	222
[1]	Gree Inc.	29,100	222
	Japan Lifeline Co. Ltd.	26,400	220
	Hosiden Corp.	23,100	220
	Takeuchi Manufacturing Co. Ltd.	12,000	220
	Central Security Patrols Co. Ltd.	13,519	218
	Sagami Holdings Corp.	25,400	218
	Bank of Iwate Ltd.	14,600	217
	Jaccs Co. Ltd.	8,600	217
	KYORIN Holdings Inc.	14,900	217
	Akita Bank Ltd.	16,800	216
	Eizo Corp.	8,300	216
	Nippon Parking Development Co. Ltd.	181,900	215
	Nachi-Fujikoshi Corp.	7,400	215
		Shares	Market Value• ($000)
	Sanyo Electric Railway Co. Ltd.	13,481	215
	S-Pool Inc.	21,565	215
	Komeri Co. Ltd.	10,100	213
	JP-Holdings Inc.	129,900	213
	MOS Food Services Inc.	9,300	213
	Mori Trust Hotel REIT Inc.	215	213
	Asahi Diamond Industrial Co. Ltd.	48,200	211
	Trusco Nakayama Corp.	13,500	211
	Nippn Corp.	16,200	211
*	Right On Co. Ltd.	38,900	211
	Fuso Chemical Co. Ltd.	7,100	209
	Fujiya Co. Ltd.	11,300	209
	Nitto Boseki Co. Ltd.	10,800	209
	Shimizu Bank Ltd.	17,400	209
	Autobacs Seven Co. Ltd.	19,800	208
	Katakura Industries Co. Ltd.	10,700	208
	Riken Keiki Co. Ltd.	6,600	208
	Sanki Engineering Co. Ltd.	18,400	208
	Takasago International Corp.	10,300	208
	Bank of the Ryukyus Ltd.	33,200	207
	Transcosmos Inc.	8,800	207
	Megmilk Snow Brand Co. Ltd.	13,800	206
	Procrea Holdings Inc.	14,900	206
[1]	Daiho Corp.	6,000	205
	Nissin Corp.	17,200	205
	Nichiha Corp.	11,300	204
	Hoosiers Holdings	40,700	204
	Nippon Fine Chemical Co. Ltd.	12,700	204
[1]	Daisyo Corp.	25,400	203
[1]	Kura Sushi Inc.	8,200	203
	Makino Milling Machine Co. Ltd.	6,600	203
	Create Restaurants Holdings Inc.	32,500	203
	Mars Group Holdings Corp.	15,500	202
	Valor Holdings Co. Ltd.	12,800	202
	San ju San Financial Group Inc.	18,680	202
	Robot Home Inc.	131,000	202
	Awa Bank Ltd.	12,200	201
	CTS Co. Ltd.	30,179	201
	Key Coffee Inc.	12,800	201
	Oita Bank Ltd.	14,100	201
	Stella Chemifa Corp.	10,600	199
	Nagatanien Holdings Co. Ltd.	13,200	199
	Nippon Ceramic Co. Ltd.	10,900	199
	Pronexus Inc.	24,300	198
	Fuji Seal International Inc.	14,900	198
	Denyo Co. Ltd.	16,000	198

69

Total World Stock Index Fund
	Shares	Market Value• ($000)
Studio Alice Co. Ltd.	11,200	198
Yamazen Corp.	26,800	198
Hirata Corp.	5,380	198
eGuarantee Inc.	11,900	198
Cosel Co. Ltd.	33,800	197
Matsui Securities Co. Ltd.	31,800	197
Noritake Co. Ltd.	6,200	197
Nomura Co. Ltd.	28,600	197
TOC Co. Ltd.	38,200	197
Tokyo Individualized Educational Institute Inc.	43,400	196
United Super Markets Holdings Inc.	23,160	196
Mie Kotsu Group Holdings Inc.	55,400	196
Kissei Pharmaceutical Co. Ltd.	9,848	195
Rokko Butter Co. Ltd.	16,400	195
Tokyo Rakutenchi Co. Ltd.	6,400	195
Nippon Pillar Packing Co. Ltd.	9,700	195
ZERIA Pharmaceutical Co. Ltd.	12,700	194
Konishi Co. Ltd.	16,500	194
Nichiban Co. Ltd.	14,500	194
LEC Inc.	29,000	194
Nichireki Co. Ltd.	20,800	194
Chuo Spring Co. Ltd.	37,400	193
Achilles Corp.	19,300	193
Arcs Co. Ltd.	12,200	193
Toa Corp. (XTKS)	35,700	193
Nissin Sugar Co. Ltd.	14,600	193
Sankei Real Estate Inc.	253	193
Intage Holdings Inc.	15,800	192
Fukui Bank Ltd.	18,300	191
Maezawa Kyuso Industries Co. Ltd.	27,200	191
JINS Holdings Inc.	5,800	191
Nextage Co. Ltd.	12,500	191
Juroku Financial Group Inc.	11,400	191
Riken Technos Corp.	56,600	190
Nihon Chouzai Co. Ltd.	19,300	188
Nishimatsuya Chain Co. Ltd.	15,200	187
Taisei Lamick Co. Ltd.	9,400	187
Nippon Thompson Co. Ltd.	48,100	187
Nippon Steel Trading Corp.	4,600	187
T Hasegawa Co. Ltd.	9,600	187
Maeda Kosen Co. Ltd.	8,200	187
Central Sports Co. Ltd.	10,150	186
		Shares	Market Value• ($000)
*	OSAKA Titanium Technologies Co. Ltd.	18,100	186
	Kenko Mayonnaise Co. Ltd.	17,400	186
	Sun Frontier Fudousan Co. Ltd.	22,300	186
	Monogatari Corp.	4,472	186
	Fuso Pharmaceutical Industries Ltd.	11,200	184
	Giken Ltd.	6,700	184
	Tekken Corp.	13,000	184
	Zenrin Co. Ltd.	25,250	184
	BML Inc.	7,100	183
	Okamoto Industries Inc.	6,200	183
	Starts Corp. Inc.	9,900	183
	Anicom Holdings Inc.	38,700	183
	KOMEDA Holdings Co. Ltd.	10,600	183
*	Raksul Inc.	8,800	182
	MARUKA FURUSATO Corp.	6,900	182
*	Unitika Ltd.	83,900	181
	Yukiguni Maitake Co. Ltd.	22,400	181
	Iriso Electronics Co. Ltd.	7,700	180
	Marudai Food Co. Ltd.	15,400	180
	MCJ Co. Ltd.	27,500	180
	Ai Holdings Corp.	13,700	180
	Musashi Seimitsu Industry Co. Ltd.	17,600	179
	H2O Retailing Corp.	27,300	179
	Digital Arts Inc.	3,200	179
	Optex Group Co. Ltd.	13,600	179
	ARTERIA Networks Corp.	17,500	179
	Mitani Sekisan Co. Ltd.	4,500	179
	CAC Holdings Corp.	17,100	178
	Macromill Inc.	19,300	178
	Maruwa Unyu Kikan Co. Ltd.	15,264	178
	Takara Leben Co. Ltd.	77,300	177
	Idec Corp.	10,000	177
	Kaga Electronics Co. Ltd.	7,500	177
	Sinanen Holdings Co. Ltd.	7,100	177
	Shibaura Machine Co. Ltd.	7,400	177
*	Tokyo Base Co. Ltd.	70,000	177
	Adastria Co. Ltd.	10,640	176
*	WATAMI Co. Ltd.	24,600	176
[1]	Change Inc.	12,600	176
	Hogy Medical Co. Ltd.	7,000	175
	FAN Communications Inc.	52,800	175
	Nissha Co. Ltd.	16,500	174
	Ohsho Food Service Corp.	3,700	174
	S Foods Inc.	7,500	174

70

Total World Stock Index Fund
		Shares	Market Value• ($000)
	St. Marc Holdings Co. Ltd.	15,200	174
	Sankyo Seiko Co. Ltd.	40,900	173
	MEC Co. Ltd.	9,083	173
	Nitta Corp.	8,100	172
	Towa Pharmaceutical Co. Ltd.	8,100	172
	Yodogawa Steel Works Ltd.	9,100	172
	Orient Corp.	178,500	171
	V Technology Co. Ltd.	7,400	170
	Raiznext Corp.	20,500	170
	Towa Bank Ltd.	40,900	170
	Kanto Denka Kogyo Co. Ltd.	22,400	169
	Seika Corp.	13,600	169
	Canon Electronics Inc.	14,700	168
	Kyosan Electric Manufacturing Co. Ltd.	49,900	168
	Comture Corp.	7,800	168
*	Megachips Corp.	6,500	167
	ASKUL Corp.	13,600	167
	Nisshin Oillio Group Ltd.	7,400	167
	Prima Meat Packers Ltd.	10,200	167
	Sankyo Tateyama Inc.	37,200	167
[1]	BRONCO BILLY Co. Ltd.	9,300	167
	CMK Corp.	41,500	166
	Aichi Bank Ltd.	4,700	166
	Max Co. Ltd.	13,600	166
	Noritz Corp.	14,300	166
	Shima Seiki Manufacturing Ltd.	11,600	166
	Tv Tokyo Holdings Corp.	10,600	166
	Roland Corp.	4,800	166
[1]	Shoei Foods Corp.	5,500	165
	Create SD Holdings Co. Ltd.	7,200	165
	Dai Nippon Toryo Co. Ltd.	27,200	164
	Funai Soken Holdings Inc.	9,750	164
	Ryosan Co. Ltd.	9,200	164
	Tokai Rika Co. Ltd.	15,600	164
	UACJ Corp.	9,800	164
	Fujimori Kogyo Co. Ltd.	5,900	163
	Hokkaido Gas Co. Ltd.	14,000	163
	Nissin Electric Co. Ltd.	15,300	163
	Sanyo Denki Co. Ltd.	3,800	163
	Tokyotokeiba Co. Ltd.	4,800	163
	Torii Pharmaceutical Co. Ltd.	6,500	163
	Totetsu Kogyo Co. Ltd.	9,000	163
		Shares	Market Value• ($000)
	Morita Holdings Corp.	16,900	162
	Nippon Denko Co. Ltd.	66,600	162
	Nisso Corp.	32,000	162
	Gunze Ltd.	5,600	161
	Shizuoka Gas Co. Ltd.	22,500	161
	San-Ai Oil Co. Ltd.	21,900	161
	Shikoku Bank Ltd.	27,000	161
	Futaba Corp.	31,400	160
	CONEXIO Corp.	14,300	160
	Ubicom Holdings Inc.	7,300	160
	Sumitomo Mitsui Construction Co. Ltd.	49,120	159
	LIFULL Co. Ltd.	91,000	159
	Carta Holdings Inc.	8,300	158
	Takamatsu Construction Group Co. Ltd.	9,400	157
	Yushin Precision Equipment Co. Ltd.	32,400	157
	Tri Chemical Laboratories Inc.	8,368	157
	Simplex Holdings Inc.	12,000	157
	Avex Inc.	14,500	156
	Fukushima Galilei Co. Ltd.	5,400	156
	Takara Standard Co. Ltd.	15,600	156
[1]	Tamura Corp.	37,000	156
	Chiyoda Co. Ltd.	28,600	155
	Kanematsu Electronics Ltd.	5,200	155
	Zuken Inc.	6,700	155
	FULLCAST Holdings Co. Ltd.	8,066	154
	DKS Co. Ltd.	7,700	154
*	MedPeer Inc.	6,711	154
	Nippon Kanzai Co. Ltd.	7,100	153
	Zojirushi Corp.	14,500	153
	Curves Holdings Co. Ltd.	26,104	153
	ST Corp.	13,100	152
	Tatsuta Electric Wire and Cable Co. Ltd.	42,800	152
	Tonami Holdings Co. Ltd.	5,600	151
	Strike Co. Ltd.	4,943	151
	Aeon Hokkaido Corp.	18,800	151
	Argo Graphics Inc.	6,300	150
	Chugoku Marine Paints Ltd.	20,400	150
	Melco Holdings Inc.	4,900	150
	Belc Co. Ltd.	3,500	149
	Amuse Inc.	9,900	149
	Kitz Corp.	29,200	148
	Shibuya Corp.	8,200	148
	Shinmaywa Industries Ltd.	21,100	148
	Yokogawa Bridge Holdings Corp.	10,100	148

71

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Feed One Co. Ltd.	29,080	148
	SKY Perfect JSAT Holdings Inc.	45,600	148
	Ki-Star Real Estate Co. Ltd.	3,600	148
[1]	Kourakuen Holdings Corp.	15,200	147
	Koa Corp.	12,600	147
[1]	Furukawa Battery Co. Ltd.	15,950	147
	Aisan Industry Co. Ltd.	27,100	146
	Topy Industries Ltd.	18,400	146
	gremz Inc.	11,700	146
	Saizeriya Co. Ltd.	7,900	145
	GLOBERIDE Inc.	7,200	145
	Heiwado Co. Ltd.	9,600	145
	Kameda Seika Co. Ltd.	4,449	145
	KFC Holdings Japan Ltd.	6,600	145
	Koatsu Gas Kogyo Co. Ltd.	28,900	145
	Sekisui Jushi Corp.	10,600	145
	Prestige International Inc.	30,000	144
	Life Corp.	6,300	144
	Nihon Tokushu Toryo Co. Ltd.	23,400	144
	Saibu Gas Holdings Co. Ltd.	8,800	144
	Moriroku Holdings Co. Ltd.	10,600	144
	Wowow Inc.	12,100	143
	Furuno Electric Co. Ltd.	19,800	143
	DyDo Group Holdings Inc.	3,700	143
	Ichigo Inc.	63,600	143
	Nippon Densetsu Kogyo Co. Ltd.	11,500	143
	Osaka Soda Co. Ltd.	5,800	143
	Fuji Pharma Co. Ltd.	19,400	142
	Keihanshin Building Co. Ltd.	13,600	142
	KeePer Technical Laboratory Co. Ltd.	7,029	142
	Usen-Next Holdings Co. Ltd.	8,681	142
	Bank of Nagoya Ltd.	5,800	140
	Okasan Securities Group Inc.	52,400	140
	NS United Kaiun Kaisha Ltd.	5,100	140
	ValueCommerce Co. Ltd.	4,800	140
	ZIGExN Co. Ltd.	59,200	140
	Exedy Corp.	11,700	139
	Eiken Chemical Co. Ltd.	10,500	139
	FCC Co. Ltd.	13,900	139
	Towa Corp.	8,951	139
	Yamagata Bank Ltd.	20,800	139
[1]	Inaba Seisakusho Co. Ltd.	14,000	138
	Mitsuuroko Group Holdings Co. Ltd.	17,900	138
	Noritsu Koki Co. Ltd.	8,300	138
		Shares	Market Value• ($000)
	Mitsubishi Pencil Co. Ltd.	14,100	137
	Nitto Kogyo Corp.	11,600	137
*	M&A Capital Partners Co. Ltd.	4,400	137
[1]	Airtrip Corp.	5,625	137
	Axial Retailing Inc.	5,199	136
	Japan Wool Textile Co. Ltd.	18,200	136
	Yuasa Trading Co. Ltd.	6,100	136
	Chudenko Corp.	8,400	135
	Sakata INX Corp.	17,900	135
	KYB Corp.	5,900	134
[1]	Kisoji Co. Ltd.	8,400	134
	Kanamoto Co. Ltd.	8,900	133
	Toho Bank Ltd.	85,400	133
	Qol Holdings Co. Ltd.	15,800	133
	YAKUODO Holdings Co. Ltd.	9,600	133
	Hiday Hidaka Corp.	9,236	132
	Mizuno Corp.	8,000	132
	Warabeya Nichiyo Holdings Co. Ltd.	10,300	132
	Ehime Bank Ltd.	18,400	131
*	KNT-CT Holdings Co. Ltd.	10,900	131
	Yellow Hat Ltd.	10,500	131
	Sanyo Chemical Industries Ltd.	3,400	130
	Trancom Co. Ltd.	2,500	130
	Toyo Tanso Co. Ltd.	6,000	130
	Japan Pulp & Paper Co. Ltd.	4,400	129
	Tokyo Electron Device Ltd.	3,100	129
	Nikkiso Co. Ltd.	20,700	129
	Nittetsu Mining Co. Ltd.	2,600	129
	Tokyu Construction Co. Ltd.	27,800	129
	Sekisui Kasei Co. Ltd.	38,100	129
	Union Tool Co.	4,500	129
	Yonex Co. Ltd.	19,800	129
	Nippon Road Co. Ltd.	2,300	128
	Yamashin-Filter Corp.	48,551	128
	Seiko Holdings Corp.	7,400	127
	Itochu Enex Co. Ltd.	15,300	127
	SWCC Showa Holdings Co. Ltd.	9,500	127
	Shin-Etsu Polymer Co. Ltd.	16,100	127
	Bell System24 Holdings Inc.	11,000	127
	Infocom Corp.	7,459	127
	Mitsui-Soko Holdings Co. Ltd.	6,800	126
	Tsurumi Manufacturing Co. Ltd.	8,800	126
	LITALICO Inc.	6,100	126
	Nippon Seiki Co. Ltd.	17,200	125

72

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Nohmi Bosai Ltd.	8,500	125
	Organo Corp.	1,800	124
	Aeon Delight Co. Ltd.	5,800	124
	Komatsu Matere Co. Ltd.	10,700	124
	Nagaileben Co. Ltd.	8,300	124
	Mitsubishi Logisnext Co. Ltd.	21,200	124
	Mitsubishi Shokuhin Co. Ltd.	5,000	124
	Shinnihon Corp.	22,500	124
	Tenma Corp.	7,300	124
	Solasto Corp.	18,000	124
	Daiichi Jitsugyo Co. Ltd.	4,200	122
	Gakken Holdings Co. Ltd.	18,000	122
	Arata Corp.	4,400	122
	Maruzen Showa Unyu Co. Ltd.	5,000	122
	Plenus Co. Ltd.	8,300	122
	TBS Holdings Inc.	9,300	122
	Hokkan Holdings Ltd.	12,600	121
	Takihyo Co. Ltd.	14,400	121
	Arcland Sakamoto Co. Ltd.	10,000	120
	Toa Corp.	5,500	120
	Hamakyorex Co. Ltd.	5,300	119
	Restar Holdings Corp.	7,700	119
[1]	Pharma Foods International Co. Ltd.	9,100	119
	VT Holdings Co. Ltd.	33,400	118
	Tamron Co. Ltd.	6,700	118
	Mandom Corp.	11,800	117
	Valqua Ltd.	5,800	117
	Uchida Yoko Co. Ltd.	3,100	117
*	CHIMNEY Co. Ltd.	13,200	117
	Fujio Food Group Inc.	11,300	117
	Fujicco Co. Ltd.	7,400	116
	Hokuto Corp.	7,400	116
	Micronics Japan Co. Ltd.	9,900	116
	Akatsuki Inc.	4,989	116
	Ricoh Leasing Co. Ltd.	4,400	115
	Airport Facilities Co. Ltd.	27,041	113
	Relia Inc.	13,700	113
*	Leopalace21 Corp.	75,300	113
	Press Kogyo Co. Ltd.	37,600	113
	Sac's Bar Holdings Inc.	29,000	113
	YAMABIKO Corp.	10,400	113
	Fuji Co. Ltd.	6,500	112
	Retail Partners Co. Ltd.	12,800	112
	Nishio Rent All Co. Ltd.	5,200	112
	Wakita & Co. Ltd.	13,400	112
	Matsuyafoods Holdings Co. Ltd.	3,802	111
		Shares	Market Value• ($000)
	Shikoku Chemicals Corp.	11,100	111
	Vector Inc.	11,600	111
[1]	Ryoyo Electro Corp.	7,000	110
	Taihei Dengyo Kaisha Ltd.	5,300	110
	Topre Corp.	13,000	110
	Riso Kyoiku Co. Ltd.	36,600	109
	Toho Co. Ltd.	12,600	109
[1]	YA-MAN Ltd.	11,400	109
	Alconix Corp.	10,019	108
	Fuji Media Holdings Inc.	12,400	107
*,1	W-Scope Corp.	14,500	107
	Belluna Co. Ltd.	18,900	106
	Daiwa Industries Ltd.	12,400	106
	Nihon Trim Co. Ltd.	6,100	106
	Tokushu Tokai Paper Co. Ltd.	4,000	106
	Doutor Nichires Holdings Co. Ltd.	9,200	106
	Pasona Group Inc.	6,700	106
	METAWATER Co. Ltd.	6,400	106
	Nissan Shatai Co. Ltd.	24,000	105
	Sato Holdings Corp.	7,600	105
	Tsukishima Kikai Co. Ltd.	13,300	105
[1]	Midac Holdings Co. Ltd.	6,500	105
	Sanyo Special Steel Co. Ltd.	6,800	104
	Pressance Corp.	8,700	104
	Furukawa Co. Ltd.	10,600	103
	Yondoshi Holdings Inc.	7,900	103
	Piolax Inc.	8,700	102
*	Nichi-iko Pharmaceutical Co. Ltd.	16,950	102
	SBS Holdings Inc.	4,400	102
	Sakai Moving Service Co. Ltd.	3,000	102
	T-Gaia Corp.	8,000	101
	Sanshin Electronics Co. Ltd.	8,600	101
	Yokorei Co. Ltd.	15,100	101
	Tsubaki Nakashima Co. Ltd.	14,100	101
	Aiphone Co. Ltd.	6,500	100
	PC Depot Corp.	42,120	100
	Doshisha Co. Ltd.	8,500	100
	Keiyo Co. Ltd.	14,200	100
	Halows Co. Ltd.	4,200	100
	Mitsuboshi Belting Ltd.	6,500	100
	ESPEC Corp.	7,500	100
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	6,500	99
	Hosokawa Micron Corp.	5,200	99
*	Nippon Sheet Glass Co. Ltd.	32,774	99

73

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Vital KSK Holdings Inc.	16,900	99
	TechMatrix Corp.	6,400	99
	Goldcrest Co. Ltd.	7,500	98
	Ishihara Sangyo Kaisha Ltd.	12,500	98
*	Kappa Create Co. Ltd.	9,500	98
	Toho Zinc Co. Ltd.	4,600	98
	IR Japan Holdings Ltd.	3,100	98
	Sumitomo Riko Co. Ltd.	22,600	97
	Konoike Transport Co. Ltd.	10,900	97
	Hakuto Co. Ltd.	5,492	96
	Joshin Denki Co. Ltd.	6,200	96
	Kyokuto Kaihatsu Kogyo Co. Ltd.	9,500	96
	Teikoku Sen-I Co. Ltd.	7,900	96
[1]	Tama Home Co. Ltd.	4,900	96
	France Bed Holdings Co. Ltd.	14,000	95
	Daikyonishikawa Corp.	24,500	95
	PAL GROUP Holdings Co. Ltd.	8,400	94
[1]	Alpen Co. Ltd.	6,200	94
	SRA Holdings	4,300	94
	GMO GlobalSign Holdings KK	2,222	94
	Genky DrugStores Co. Ltd.	3,300	93
	Sanei Architecture Planning Co. Ltd.	7,200	93
*	Vision Inc.	9,300	93
[1]	V-Cube Inc.	13,239	93
	Miyazaki Bank Ltd.	5,800	92
	Sumitomo Densetsu Co. Ltd.	5,400	92
	Toenec Corp.	3,600	92
	RS Technologies Co. Ltd.	2,000	92
	Chubu Shiryo Co. Ltd.	11,600	91
	Fujibo Holdings Inc.	3,700	91
	TPR Co. Ltd.	9,500	91
	Geo Holdings Corp.	9,300	90
	Tachi-S Co. Ltd.	11,500	90
	Siix Corp.	11,600	89
	Cybozu Inc.	9,000	89
	Weathernews Inc.	1,700	89
	Direct Marketing MiX Inc.	7,200	88
*,1	giftee Inc.	11,127	88
	Ines Corp.	7,400	87
	Anest Iwata Corp.	13,700	87
	Nippon Yakin Kogyo Co. Ltd.	4,449	87
[1]	Rock Field Co. Ltd.	8,000	87
	Yurtec Corp.	16,500	87
	FIDEA Holdings Co. Ltd.	8,790	87
	Proto Corp.	11,100	87
	Bando Chemical Industries Ltd.	13,100	86
		Shares	Market Value• ($000)
	Kurabo Industries Ltd.	6,300	86
	Tosei Corp.	10,200	86
	COLOPL Inc.	17,400	86
	Japan Best Rescue System Co. Ltd.	10,955	86
	Chukyo Bank Ltd.	6,700	85
	Kojima Co. Ltd.	17,300	85
	Daikokutenbussan Co. Ltd.	2,300	85
	Bank of Saga Ltd.	7,600	84
	Sintokogio Ltd.	15,900	84
	Shinwa Co. Ltd.	5,400	83
	DKK Co. Ltd.	4,400	83
	Koshidaka Holdings Co. Ltd.	13,904	83
	Arcland Service Holdings Co. Ltd.	4,800	83
	Nippon Television Holdings Inc.	8,500	82
	Tokai Corp.	6,200	82
	Starzen Co. Ltd.	5,400	82
	HI-LEX Corp.	9,400	82
	Kyodo Printing Co. Ltd.	3,900	81
	Inageya Co. Ltd.	7,747	80
	Seikagaku Corp.	12,300	80
	Elan Corp.	10,200	80
	Eagle Industry Co. Ltd.	9,900	79
	Nihon Nohyaku Co. Ltd.	17,100	79
*	Kintetsu Department Store Co. Ltd.	4,000	79
	Okuwa Co. Ltd.	11,800	79
	Rheon Automatic Machinery Co. Ltd.	9,280	79
	WDB Holdings Co. Ltd.	3,740	79
	Poletowin Pitcrew Holdings Inc.	10,300	79
	Obara Group Inc.	3,500	78
	Chofu Seisakusho Co. Ltd.	5,300	78
	Nissei ASB Machine Co. Ltd.	3,400	78
[1]	WingArc1st Inc.	8,000	78
	Mimasu Semiconductor Industry Co. Ltd.	4,300	77
	Sinko Industries Ltd.	6,159	77
	Unipres Corp.	13,300	77
	Itochu-Shokuhin Co. Ltd.	2,000	76
	Hisaka Works Ltd.	12,900	76
	Matsuda Sangyo Co. Ltd.	4,300	76
	Tachibana Eletech Co. Ltd.	6,100	76
	Riken Vitamin Co. Ltd.	5,700	75
[1]	Broadleaf Co. Ltd.	26,400	75
	Alpha Systems Inc.	2,500	74
	TV Asahi Holdings Corp.	6,500	74
	Mitsui DM Sugar Holdings Co. Ltd.	5,000	74

74

Total World Stock Index Fund
		Shares	Market Value• ($000)
	K&O Energy Group Inc.	5,800	74
*	Matsuya Co. Ltd.	13,300	73
	Modec Inc.	7,800	73
	Dai-Dan Co. Ltd.	4,500	73
	Aoyama Trading Co. Ltd.	14,200	72
	G-Tekt Corp.	7,500	72
	Nichiden Corp.	4,300	72
	Maxvalu Tokai Co. Ltd.	3,600	72
	Sumitomo Seika Chemicals Co. Ltd.	3,000	70
	Shin Nippon Air Technologies Co. Ltd.	5,100	70
	Tayca Corp.	7,561	70
	World Holdings Co. Ltd.	3,700	70
	Sparx Group Co. Ltd.	35,700	70
	IDOM Inc.	13,800	69
	Komori Corp.	12,200	69
	Japan Transcity Corp.	15,200	69
*	Open Door Inc.	4,800	69
*	Atrae Inc.	5,000	69
*	SRE Holdings Corp.	3,360	69
	Chilled & Frozen Logistics Holdings Co. Ltd.	8,000	69
	Computer Engineering & Consulting Ltd.	7,426	68
	Kansai Super Market Ltd.	6,600	68
	J-Oil Mills Inc.	5,600	68
	Shin Nippon Biomedical Laboratories Ltd.	6,500	68
	Ryobi Ltd.	8,200	68
	Torishima Pump Manufacturing Co. Ltd.	6,900	68
*	BrainPad Inc.	7,710	68
	ASKA Pharmaceutical Holdings Co. Ltd.	7,400	68
	Toyo Kanetsu KK	3,600	67
	Miroku Jyoho Service Co. Ltd.	6,500	66
	Ryoden Corp.	5,100	66
	Pack Corp.	3,600	66
	TSI Holdings Co. Ltd.	28,200	66
	JAC Recruitment Co. Ltd.	4,700	66
	Mitsubishi Research Institute Inc.	2,200	66
	Shimojima Co. Ltd.	9,000	65
	G-7 Holdings Inc.	5,200	65
	ASAHI YUKIZAI Corp.	4,400	64
	Onward Holdings Co. Ltd.	34,000	64
	Cawachi Ltd.	4,000	63
	ES-Con Japan Ltd.	10,700	63
		Shares	Market Value• ($000)
*	Mitsui E&S Holdings Co. Ltd.	23,300	63
	I'll Inc.	6,000	63
	Sakai Chemical Industry Co. Ltd.	4,400	62
	SB Technology Corp.	3,600	62
	Marusan Securities Co. Ltd.	16,100	61
	Optorun Co. Ltd.	4,100	61
	Kamei Corp.	7,500	60
	Ministop Co. Ltd.	5,600	60
	Kyoei Steel Ltd.	5,800	60
	Arakawa Chemical Industries Ltd.	7,400	59
	Krosaki Harima Corp.	1,900	59
	Nippon Beet Sugar Manufacturing Co. Ltd.	4,600	59
	Daiken Corp.	3,600	58
	Hodogaya Chemical Co. Ltd.	2,100	58
*	Jamco Corp.	9,600	58
	Riken Corp.	3,200	58
	Aichi Steel Corp.	3,300	57
	Icom Inc.	3,100	57
	Nippon Sharyo Ltd.	3,483	57
	Shibusawa Warehouse Co. Ltd.	3,300	57
	Oriental Shiraishi Corp.	31,300	57
	Elematec Corp.	6,200	56
	Onoken Co. Ltd.	4,800	56
	Hito Communications Holdings Inc.	4,700	56
	Fukui Computer Holdings Inc.	2,200	55
	Digital Holdings Inc.	4,895	55
[1]	Link And Motivation Inc.	15,500	55
	World Co. Ltd.	5,500	55
*	Optim Corp.	8,298	55
	JM Holdings Co. Ltd.	4,400	55
	Senshu Electric Co. Ltd.	1,421	54
	Happinet Corp.	4,500	53
	Fudo Tetra Corp.	4,400	53
	Shindengen Electric Manufacturing Co. Ltd.	2,400	53
	Advan Group Co. Ltd.	8,200	52
	Corona Corp. Class A	8,100	52
[1]	Kanagawa Chuo Kotsu Co. Ltd.	2,000	52
	Nitto Kohki Co. Ltd.	4,500	52
	Neturen Co. Ltd.	11,600	52
	Honeys Holdings Co. Ltd.	6,260	52
	Xebio Holdings Co. Ltd.	7,400	52
	Softcreate Holdings Corp.	1,621	52
	Futaba Industrial Co. Ltd.	16,800	51

75

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Yahagi Construction Co. Ltd.	8,200	51
*	Godo Steel Ltd.	5,000	50
	JDC Corp.	12,200	50
	J Trust Co. Ltd.	20,500	49
	Ichikoh Industries Ltd.	17,000	49
	Ohara Inc.	5,800	49
	Kurimoto Ltd.	3,900	48
	Japan Medical Dynamic Marketing Inc.	3,957	48
	Sumida Corp.	7,334	47
	Tess Holdings Co. Ltd.	4,400	47
	Hochiki Corp.	5,000	46
	Sanoh Industrial Co. Ltd.	8,600	46
	Marvelous Inc.	7,600	45
	Tokyo Energy & Systems Inc.	6,000	45
	Nippon Rietec Co. Ltd.	5,200	45
	Kanaden Corp.	6,100	44
	CI Takiron Corp.	10,000	43
	Fukuda Corp.	1,200	42
	Iseki & Co. Ltd.	4,400	42
	Fixstars Corp.	6,600	42
*	Taiko Pharmaceutical Co. Ltd.	9,157	42
	AOKI Holdings Inc.	8,800	41
	Kawada Technologies Inc.	1,500	41
	Takamiya Co. Ltd.	14,800	40
	Artnature Inc.	7,000	40
*	Istyle Inc.	33,400	40
	Asahi Co. Ltd.	3,800	39
	NEC Capital Solutions Ltd.	2,600	39
	Toa Oil Co. Ltd.	1,800	37
*	KLab Inc.	10,800	37
	CMIC Holdings Co. Ltd.	3,100	36
	Kyokuto Securities Co. Ltd.	6,700	36
*	Sourcenext Corp.	24,700	35
	Okura Industrial Co. Ltd.	2,400	34
	Enigmo Inc.	8,700	34
	Inui Global Logistics Co. Ltd.	2,647	34
	Tsutsumi Jewelry Co. Ltd.	2,300	33
	Nippon Coke & Engineering Co. Ltd.	28,400	30
[1]	Kitanotatsujin Corp.	22,900	30
	Raccoon Holdings Inc.	2,681	29
	Chori Co. Ltd.	1,900	28
	JSP Corp.	2,300	27
	Tomoku Co. Ltd.	2,400	27
*	Akebono Brake Industry Co. Ltd.	21,900	26
	MTI Ltd.	7,000	26
*	Heroz Inc.	3,700	26
*	Laox Co. Ltd.	18,800	24
		Shares	Market Value• ($000)
	Media Do Co. Ltd.	1,830	24
	Ebase Co. Ltd.	7,100	24
	Fibergate Inc.	2,603	23
	Cleanup Corp.	5,000	20
	I-PEX Inc.	1,800	20
	Gecoss Corp.	3,200	19
	Oro Co. Ltd.	1,142	18
	Nakayama Steel Works Ltd.	5,000	16
	Kamakura Shinsho Ltd.	3,700	16
*	TerraSky Co. Ltd.	1,312	13
*,1	Gunosy Inc.	1,500	12
	Linical Co. Ltd.	1,300	8
			1,939,685
Kuwait (0.1%)
	National Bank of Kuwait SAKP	3,395,314	11,637
	Kuwait Finance House KSCP	2,285,503	7,336
	Ahli United Bank BSC	3,046,737	3,114
	Agility Public Warehousing Co. KSC	579,327	2,351
	Mobile Telecommunications Co. KSCP	973,104	2,164
	Boubyan Bank KSCP	467,663	1,502
	Gulf Bank KSCP	794,495	883
*	National Industries Group Holding SAK	810,229	831
	Mabanee Co. KPSC	271,803	740
	Boubyan Petrochemicals Co. KSCP	185,530	614
*	Warba Bank KSCP	629,384	568
	Qurain Petrochemical Industries Co.	344,932	421
	Boursa Kuwait Securities Co. KPSC	45,883	396
	Humansoft Holding Co. KSC	36,030	395
	Burgan Bank SAK	310,955	300
	Kuwait Projects Co. Holding KSCP	468,250	299
	Alimtiaz Investment Group KSC	502,896	199
	Kuwait International Bank KSCP	222,924	176
*	Integrated Holding Co. KCSC	74,047	105
			34,031
Luxembourg (0.0%)
*,1	Arrival SA	81,386	157
Malaysia (0.2%)
	Public Bank Bhd.	6,762,630	7,269
	Malayan Banking Bhd.	3,313,281	6,891
	CIMB Group Holdings Bhd.	3,086,852	3,679
	Petronas Chemicals Group Bhd.	1,350,089	3,162

76

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Tenaga Nasional Bhd.	1,475,874	3,063
	Press Metal Aluminium Holdings Bhd.	1,505,660	2,064
	Sime Darby Plantation Bhd.	1,679,975	2,016
	Ihh Healthcare Bhd.	1,207,420	1,821
	Axiata Group Bhd.	2,066,951	1,661
	IOI Corp. Bhd.	1,451,840	1,556
	Kuala Lumpur Kepong Bhd.	219,500	1,488
	DiGi.Com Bhd.	1,631,600	1,427
	MISC Bhd.	765,321	1,369
	Hong Leong Bank Bhd.	283,200	1,359
	PPB Group Bhd.	326,340	1,288
	Dialog Group Bhd.	1,974,248	1,129
	Genting Bhd.	1,048,000	1,109
	Top Glove Corp. Bhd.	2,621,500	1,013
	Gamuda Bhd.	1,183,000	1,006
	Petronas Gas	255,700	996
	Sime Darby Bhd.	1,839,075	983
	RHB Bank Bhd.	683,350	979
	Maxis Bhd.	1,093,900	951
	Inari Amertron Bhd.	1,473,675	944
	Nestle Malaysia Bhd.	29,800	911
	Genting Malaysia Bhd.	1,280,200	890
	Hartalega Holdings Bhd.	779,800	788
*	AMMB Holdings Bhd.	882,900	746
	Petronas Dagangan Bhd.	133,200	663
*	Malaysia Airports Holdings Bhd.	407,700	641
	IJM Corp. Bhd.	1,339,420	564
	QL Resources Bhd.	473,590	557
	Alliance Bank Malaysia Bhd.	622,400	539
	Telekom Malaysia Bhd.	401,900	459
*	Hong Seng Consolidated Bhd.	779,900	456
	Carlsberg Brewery Malaysia Bhd.	85,600	434
	Hong Leong Financial Group Bhd.	95,942	426
	My EG Services Bhd.	1,806,600	387
	Sunway REIT	1,119,900	375
	Mega First Corp. Bhd.	428,700	374
	Westports Holdings Bhd.	410,900	371
	AEON Credit Service M Bhd.	101,300	370
	TIME dotCom Bhd.	361,200	369
	YTL Corp. Bhd.	2,494,212	362
	Axis REIT	812,000	356
	Pentamaster Corp. Bhd.	456,300	354
	Frontken Corp. Bhd.	533,400	332
	ViTrox Corp. Bhd.	191,700	330
		Shares	Market Value• ($000)
	Bursa Malaysia Bhd.	201,650	323
	Genting Plantations Bhd.	153,200	320
[2]	MR DIY Group M Bhd	390,900	314
	British American Tobacco Malaysia Bhd.	94,900	281
	Scientex Bhd.	313,200	274
	VS Industry Bhd.	1,129,200	256
	Sunway Bhd.	603,116	252
	FGV Holdings Bhd.	539,000	252
	D&O Green Technologies Bhd.	274,600	242
	UMW Holdings Bhd	296,100	226
	Malaysian Pacific Industries Bhd.	31,000	221
	Fraser & Neave Holdings Bhd.	40,700	215
	Kossan Rubber Industries Bhd.	507,100	214
[2]	Lotte Chemical Titan Holding Bhd.	424,800	213
	Syarikat Takaful Malaysia Keluarga Bhd.	254,400	207
*	Berjaya Corp. Bhd.	3,557,133	207
	Yinson Holdings Bhd.	339,800	191
	Supermax Corporation Bhd.	719,433	183
	KPJ Healthcare Bhd.	816,700	178
	IGB REIT	442,900	166
	CTOS Digital Bhd.	456,400	157
	Malaysia Building Society Bhd.	1,037,300	152
*	Greatech Technology Bhd.	159,200	143
	BerMaz Auto Bhd.	320,120	130
	SP Setia Bhd. Group	482,100	129
	Astro Malaysia Holdings Bhd.	557,587	128
	Berjaya Sports Toto Bhd.	275,256	122
*	Bumi Armada Bhd.	1,238,050	121
	Padini Holdings Bhd.	151,000	119
	Leong Hup International Bhd.	919,600	110
	DRB-Hicom Bhd.	333,800	106
	UWC Bhd.	116,100	84
	YTL Power International Bhd.	458,000	81
	Cahya Mata Sarawak Bhd.	244,700	60
*	UEM Sunrise Bhd.	780,000	60
	Malaysian Resources Corp. Bhd.	667,900	59
*	WCT Holdings Bhd.	339,641	42
*	Sapura Energy Bhd.	5,008,900	40
*	Velesto Energy Bhd.	1,473,763	40
[3]	Serba Dinamik Holdings Bhd.	386,126	31
*	Sunway Bhd. Warrants Exp. 10/3/24	57,011	5
*	Velesto Energy Bhd. Warrants Exp. 10/18/24	467,368	4

77

Total World Stock Index Fund
		Shares	Market Value• ($000)
*,3	Serba Dinamik Holdings Bhd. Warrants Exp. 12/5/24	97,620	2
*	Malaysian Resources Corp. Bhd. Warrants Exp. 10/29/27	95,161	2
	Heineken Malaysia Bhd.	200	1
	HAP Seng Consolidated Bhd.	100	—
			67,940
Mexico (0.3%)
	America Movil SAB de CV Series L	13,670,275	13,304
	Grupo Financiero Banorte SAB de CV Class O	1,375,203	9,078
	Wal-Mart de Mexico SAB de CV	2,445,959	8,649
	Grupo Mexico SAB de CV Series B	1,513,783	7,086
	Fomento Economico Mexicano SAB de CV	863,566	6,493
	Grupo Bimbo SAB de CV Series A	1,040,000	3,206
*	Cemex SAB de CV	6,963,402	3,064
*	Grupo Aeroportuario del Pacifico SAB de CV Class B	170,150	2,618
	Grupo Aeroportuario del Sureste SAB de CV Class B	96,126	2,098
	Grupo Televisa SAB	1,075,734	1,997
	Grupo Elektra SAB de CV	28,974	1,737
*	Grupo Financiero Inbursa SAB de CV Class O	945,500	1,603
	Fibra Uno Administracion SA de CV	1,445,073	1,585
	Arca Continental SAB de CV	221,900	1,408
	Coca-Cola Femsa SAB de CV	241,265	1,316
	Gruma SAB de CV Class B	95,870	1,139
	Alfa SAB de CV Class A	1,696,600	1,137
	Orbia Advance Corp. SAB de CV	422,794	1,017
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	550,900	884
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	116,588	818
	Grupo Carso SAB de CV	238,567	779
[2]	Banco del Bajio SA	314,038	776
		Shares	Market Value• ($000)
	Promotora y Operadora de Infraestructura SAB de CV	102,587	748
	Regional SAB de CV	119,800	723
	Becle SAB de CV	286,000	713
	PLA Administradora Industrial S de RL de CV	529,786	703
	Prologis Property Mexico SA de CV	253,227	680
	Corp. Inmobiliaria Vesta SAB de CV	344,801	639
	Industrias Penoles SAB de CV	56,978	627
	Operadora De Sites Mex A 1 REIT	498,765	609
	Kimberly-Clark de Mexico SAB de CV Class A	427,500	597
*	Alsea SAB de CV	262,700	576
	Bolsa Mexicana de Valores SAB de CV	274,000	543
	El Puerto de Liverpool SAB de CV Class C1	103,000	519
	Grupo Comercial Chedraui SA de CV	194,859	491
	GCC SAB de CV	73,200	484
[2]	Macquarie Mexico Real Estate Management SA de CV	414,800	458
	Megacable Holdings SAB de CV	146,462	417
	Genomma Lab Internacional SAB de CV Class B	388,063	409
	Qualitas Controladora SAB de CV	68,064	367
	La Comer SAB de CV	187,574	348
*	Gentera SAB de CV	391,800	304
	Concentradora Fibra Danhos SA de CV	250,008	280
	Alpek SAB de CV	188,017	254
*,2	Grupo Traxion SAB de CV	159,535	248
	Industrias Bachoco SAB de CV Class B	56,689	216
*,2	Nemak SAB de CV	752,599	163
	Grupo Rotoplas SAB de CV	69,601	83
*	Axtel SAB de CV	542,336	58
			84,049
Netherlands (1.0%)
	ASML Holding NV	182,460	103,553
*,2	Adyen NV	14,008	23,496
*	Prosus NV	419,096	20,212
	ING Groep NV	1,802,148	17,074
	Koninklijke Ahold Delhaize NV	465,259	13,723
	Koninklijke DSM NV	79,437	13,354
	Wolters Kluwer NV	122,548	12,375
	Heineken NV	112,759	11,007

78

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Koninklijke Philips NV	417,177	10,901
	Universal Music Group NV	354,161	8,219
	ArcelorMittal SA	278,845	8,130
	NN Group NV	149,244	7,310
	Akzo Nobel NV	80,984	7,025
	ASM International NV	22,888	6,878
	Koninklijke KPN NV	1,547,325	5,339
	Aegon NV	880,871	4,567
	IMCD NV	27,081	4,312
	Heineken Holding NV	51,187	3,996
*	Unibail-Rodamco-Westfield	48,462	3,420
	ASR Nederland NV	62,396	2,836
	Randstad NV	51,133	2,704
[2]	Signify NV	58,941	2,494
[2]	ABN AMRO Bank NV GDR	188,889	2,348
	Aalberts NV	45,753	2,223
	BE Semiconductor Industries NV	33,462	2,040
*	OCI NV	48,256	1,829
*,2	Just Eat Takeaway.com NV	63,078	1,713
	Arcadis NV	34,581	1,443
*	Galapagos NV	23,081	1,355
	Boskalis Westminster	37,045	1,287
	JDE Peet's NV	36,980	1,088
	SBM Offshore NV	69,203	1,003
*,2	Basic-Fit NV	23,307	977
	Corbion NV	27,997	971
*,2	Intertrust NV	45,366	936
	TKH Group NV GDR	17,380	852
	APERAM SA	22,041	851
	Koninklijke Vopak NV	30,757	827
*	Fugro NV	61,770	757
[1]	PostNL NV	207,848	681
	AMG Advanced Metallurgical Group NV	15,733	615
	Eurocommercial Properties NV	24,821	601
*,1,2	Alfen Beheer BV	6,564	590
*	Accell Group NV	9,543	577
*	InPost SA	86,930	533
[2]	CTP NV	35,257	499
*	Just Eat Takeaway.com NV ADR	73,832	399
[2]	Flow Traders	12,164	397
	NSI NV	7,906	309
*	Majorel Group Luxembourg SA	9,565	299
*	Sligro Food Group NV	12,587	295
	Wereldhave NV	16,890	275
*,2	Just Eat Takeaway.com NV (XLON)	9,964	272
	Vastned Retail NV	10,192	259
*	Koninklijke BAM Groep NV	90,114	249
	Brunel International NV	20,680	240
		Shares	Market Value• ($000)
*	TomTom NV	21,048	182
	ForFarmers NV	20,499	63
[2]	B&S Group Sarl	7,543	56
			322,816
New Zealand (0.1%)
	Fisher & Paykel Healthcare Corp. Ltd.	269,769	3,707
*	Auckland International Airport Ltd.	601,571	3,022
	Spark New Zealand Ltd.	858,564	2,715
	Mainfreight Ltd.	40,200	2,104
	Contact Energy Ltd.	347,972	1,828
	Meridian Energy Ltd.	557,837	1,693
	Fletcher Building Ltd.	345,241	1,375
[1]	EBOS Group Ltd.	46,494	1,268
	Infratil Ltd.	228,604	1,237
	Ryman Healthcare Ltd.	205,048	1,214
	Mercury NZ Ltd.	280,714	1,088
*	a2 Milk Co. Ltd.	337,819	1,070
	Chorus Ltd.	209,654	995
	Summerset Group Holdings Ltd.	105,618	796
	SKYCITY Entertainment Group Ltd.	421,825	788
	Precinct Properties New Zealand Ltd.	675,233	660
	Goodman Property Trust	437,157	636
	Freightways Ltd.	74,322	588
[3]	Z Energy Ltd.	225,894	549
	Kiwi Property Group Ltd.	715,522	488
*,1	Air New Zealand Ltd.	830,223	471
	Genesis Energy Ltd.	231,807	428
[3]	Vital Healthcare Property Trust	205,165	413
*,1	Pacific Edge Ltd.	690,589	399
	Argosy Property Ltd.	433,607	363
	Stride Property Group	277,616	354
	Arvida Group Ltd.	334,695	353
*	Tourism Holdings Ltd.	162,827	315
	Scales Corp. Ltd.	90,087	281
[1]	Heartland Group Holdings Ltd.	168,409	249
*	Pushpay Holdings Ltd.	287,515	243
	Skellerup Holdings Ltd.	65,641	242
*	SKY Network Television Ltd.	135,322	234
*	Vista Group International Ltd.	184,221	221
	Vector Ltd.	77,157	219
	Oceania Healthcare Ltd.	327,119	217
	KMD Brands Ltd.	240,079	213
*	Serko Ltd.	40,373	133
*,1	Synlait Milk Ltd.	35,408	81

79

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Restaurant Brands New Zealand Ltd.	6,016	50
*,3	Vital Healthcare Property Rights	24,024	—
			33,300
Norway (0.2%)
	Equinor ASA	456,745	15,438
	DNB Bank ASA	486,973	9,436
	Mowi ASA	210,106	5,935
	Norsk Hydro ASA	629,516	5,286
	Telenor ASA	301,654	4,254
	Yara International ASA	77,452	3,938
	Orkla ASA	367,530	2,982
	TOMRA Systems ASA	55,134	2,168
	Aker BP ASA	59,759	2,141
	Salmar ASA	25,663	2,100
	Storebrand ASA	209,222	1,817
	Bakkafrost P/F	24,460	1,679
	Gjensidige Forsikring ASA	77,609	1,659
*	Nordic Semiconductor ASA	77,787	1,547
	Kongsberg Gruppen ASA	34,784	1,494
	Leroy Seafood Group ASA	120,937	1,135
*	Adevinta ASA	138,641	1,071
	Schibsted ASA Class B	53,733	1,033
	Subsea 7 SA	122,874	1,007
	SpareBank 1 SR-Bank ASA	76,489	974
	TGS ASA	60,760	937
*	NEL ASA	612,335	870
	SpareBank 1 SMN	61,573	863
	Borregaard ASA	44,130	842
	Aker ASA Class A	10,319	841
[2]	Scatec ASA	61,320	741
	Austevoll Seafood ASA	43,237	686
	Veidekke ASA	52,587	681
	Schibsted ASA Class A	30,712	640
[2]	Entra ASA	35,351	583
[2]	Elkem ASA	125,425	521
*,2	Crayon Group Holding ASA	35,256	519
*	Atea ASA	42,801	510
*,1	Frontline Ltd.	55,906	463
	Bonheur ASA	12,277	457
	DNO ASA	291,998	443
	Wallenius Wilhelmsen ASA	62,865	395
*	MPC Container Ships ASA	132,278	394
*	Kahoot! ASA	139,297	336
*	Aker Carbon Capture ASA	151,502	306
*	Grieg Seafood ASA	19,835	296
*,1	Aker Horizons Holding ASA	119,449	244
	Sparebank 1 Oestlandet	14,697	215
	Norway Royal Salmon ASA	7,755	203
		Shares	Market Value• ($000)
	Arendals Fossekompani A/S	4,855	195
*	Hexagon Composites ASA	43,276	171
[2]	BW LPG Ltd.	23,866	150
	Stolt-Nielsen Ltd.	7,735	140
*	BW Energy Ltd.	44,486	129
	BW Offshore Ltd.	39,903	115
			80,980
Pakistan (0.0%)
	Fauji Fertilizer Co. Ltd.	469,991	304
	Engro Corp. Ltd.	173,226	259
	Bank Alfalah Ltd.	1,284,017	243
*	Lucky Cement Ltd.	69,998	213
	Pakistan State Oil Co. Ltd.	171,596	157
	MCB Bank Ltd.	180,931	147
	Hub Power Co. Ltd.	384,498	141
	Habib Bank Ltd.	213,200	125
	Pakistan Oilfields Ltd.	53,810	109
	TRG Pakistan	249,819	105
	Pakistan Petroleum Ltd.	260,712	104
	Engro Fertilizers Ltd.	189,840	97
	Millat Tractors Ltd.	18,615	93
	Oil & Gas Development Co. Ltd.	177,400	81
	United Bank Ltd.	95,600	70
	Kot Addu Power Co. Ltd.	344,992	53
	Nishat Mills Ltd.	116,000	52
	Searle Co. Ltd.	63,272	38
	DG Khan Cement Co. Ltd.	90,500	33
	National Bank of Pakistan	129,500	22
*	Fauji Cement Co. Ltd.	208,376	19
	SUI Northern Gas Pipeline	32,475	5
			2,470
Philippines (0.1%)
	SM Prime Holdings Inc.	4,279,950	2,853
	Ayala Land Inc.	3,742,400	2,284
	Bdo Unibank Inc.	913,764	2,258
	International Container Terminal Services Inc.	513,310	2,108
	Ayala Corp.	149,595	2,105
	SM Investments Corp.	99,004	1,609
	PLDT Inc.	45,165	1,607
	Bank of The Philippine Islands	882,960	1,602
	JG Summit Holdings Inc.	1,409,323	1,499
	Jollibee Foods Corp.	207,330	852
	Universal Robina Corp.	422,390	826
	Manila Electric Co.	121,965	821
	Metropolitan Bank & Trust Co.	828,509	807

80

Total World Stock Index Fund
		Shares	Market Value• ($000)
*,2	Monde Nissin Corp.	2,579,600	640
	Globe Telecom Inc.	12,750	554
*	Converge Information and Communications Technology Solutions Inc.	880,900	481
	GT Capital Holdings Inc.	48,085	462
	Aboitiz Power Corp.	700,320	430
	Security Bank Corp.	215,650	424
	San Miguel Corp.	198,800	405
	Wilcon Depot Inc.	747,100	400
	Metro Pacific Investments Corp.	5,426,300	392
	San Miguel Food and Beverage Inc.	329,970	392
	AC Energy Corp.	2,586,100	356
	Robinsons Retail Holdings Inc.	337,760	345
	Alliance Global Group Inc.	1,458,100	329
	Robinson's Land Corp.	753,861	274
	Megaworld Corp.	4,417,900	239
	DMCI Holdings Inc.	1,475,900	234
	Nickel Asia Corp.	1,574,100	231
	Semirara Mining & Power Corp. Class A	435,636	229
	Puregold Price Club Inc.	360,980	227
	RL Commercial REIT Inc.	1,536,400	214
	AREIT Inc.	278,300	212
	LT Group Inc.	1,264,300	206
	Filinvest Land Inc.	9,974,000	200
*	Cebu Air Inc.	235,840	198
	Century Pacific Food Inc.	394,200	169
*	Bloomberry Resorts Corp.	1,343,300	155
	Manila Water Co. Inc.	427,700	150
	First Gen Corp.	286,238	127
	Vista Land & Lifescapes Inc.	2,287,800	112
	D&L Industries Inc.	751,700	102
*,2	CEMEX Holdings Philippines Inc.	1,109,312	17
			30,137
Poland (0.1%)
*	Powszechna Kasa Oszczednosci Bank Polski SA	392,233	2,895
	Polski Koncern Naftowy ORLEN SA	142,473	2,407
	KGHM Polska Miedz SA	65,413	2,116
	Powszechny Zaklad Ubezpieczen SA	268,684	1,858
	Bank Polska Kasa Opieki SA	74,655	1,641
*,2	Dino Polska SA	22,148	1,433
		Shares	Market Value• ($000)
	Polskie Gornictwo Naftowe i Gazownictwo SA	849,477	1,190
	LPP SA	534	1,128
*,1,2	Allegro.eu SA	183,480	944
*	PGE Polska Grupa Energetyczna SA	377,562	840
[1]	CD Projekt SA	30,899	836
	Santander Bank Polska SA	13,486	821
*	Grupa Lotos SA	51,300	798
	Cyfrowy Polsat SA	113,971	621
	KRUK SA	8,768	506
	Asseco Poland SA	26,487	465
*,2	Pepco Group NV	48,672	455
*	Tauron Polska Energia SA	581,627	437
*	Alior Bank SA	51,399	420
*	Orange Polska SA	271,666	415
*	mBank SA	6,177	413
*	Bank Millennium SA	293,323	332
*	Jastrzebska Spolka Weglowa SA	21,805	330
*	Enea SA	121,022	261
	Warsaw Stock Exchange	26,435	231
	Kernel Holding SA	34,594	205
*	Grupa Azoty SA	18,927	171
	Bank Handlowy w Warszawie SA	11,626	157
*,1	CCC SA	13,354	156
	Ciech SA	13,778	123
*	AmRest Holdings SE	24,770	97
	Eurocash SA	19,769	53
			24,755
Portugal (0.1%)
	EDP - Energias de Portugal SA	1,336,437	6,229
	Galp Energia SGPS SA	236,404	2,877
	Jeronimo Martins SGPS SA	132,247	2,753
	EDP Renovaveis SA	110,622	2,618
	NOS SGPS SA	163,841	693
	REN - Redes Energeticas Nacionais SGPS SA	181,547	553
	Sonae SGPS SA	501,344	541
*	Banco Comercial Portugues SA Class R	3,402,397	526
	Navigator Co. SA	112,017	460
	CTT-Correios de Portugal SA	84,886	384
	Corticeira Amorim SGPS SA	20,927	216
	Altri SGPS SA	31,778	211
*	Greenvolt-Energias Renovaveis SA	23,760	177
			18,238
Qatar (0.1%)
	Qatar National Bank QPSC	2,123,207	13,542
	Industries Qatar QSC	758,388	3,911

81

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Qatar Islamic Bank SAQ	555,024	3,731
	Masraf Al Rayan QSC	2,165,495	3,209
	Commercial Bank PSQC	920,200	1,934
	Mesaieed Petrochemical Holding Co.	2,158,152	1,526
	Qatar Fuel QSC	241,006	1,214
	Qatar Gas Transport Co. Ltd.	1,252,611	1,175
	Qatar International Islamic Bank QSC	328,915	1,041
	Qatar Electricity & Water Co. QSC	214,349	1,002
	Qatar Aluminum Manufacturing Co.	1,449,416	953
	Barwa Real Estate Co.	935,807	870
	Ooredoo QPSC	381,646	786
	Qatar Insurance Co. SAQ	909,409	612
	Doha Bank QPSC	759,757	543
	Vodafone Qatar QSC	578,060	262
	United Development Co. QSC	604,560	240
*	Ezdan Holding Group QSC	611,170	221
	Al Meera Consumer Goods Co. QSC	42,068	220
*	Gulf International Services QSC	282,740	151
	Medicare Group	56,678	107
			37,250
Romania (0.0%)
	Banca Transilvania SA	2,315,180	1,169
	OMV Petrom SA	6,534,409	665
	One United Properties SA	796,565	228
	Societatea Nationala Nuclearelectrica SA	18,211	174
*	MED Life SA	35,267	153
	Teraplast SA	521,432	84
			2,473
Russia (0.0%)
*,3	Inter Rao Ues PJSC	21,942,572	—
[3]	Polyus PJSC (Registered) GDR	16,780	—
[3]	MMC Norilsk Nickel PJSC ADR	235,145	—
[3]	Sberbank of Russia PJSC ADR (XLON)	622,780	—
[3]	Sberbank of Russia PJSC	1,414,191	—
[3]	Mobile TeleSystems PJSC ADR	8,900	—
*,3	Moscow Exchange MICEX-RTS PJSC	658,425	—
[3]	Rosneft Oil Co. PJSC (Registered) GDR	465,702	—
		Shares	Market Value• ($000)
[3]	Magnit PJSC GDR (Registered)	55,799	—
[3]	Sberbank of Russia PJSC ADR	205,825	—
[3]	LUKOIL PJSC ADR	177,105	—
[3]	Gazprom PJSC ADR	1,759,189	—
[3]	Surgutneftegas PJSC ADR	407,594	—
[3]	Novatek PJSC GDR (Registered)	441	—
*,3	VTB Bank PJSC GDR (Registered)	544,162	—
[3]	Tatneft PSJC ADR	54,709	—
[3]	Surgutneftegas PJSC ADR (XLON)	8,300	—
[3]	Mechel PJSC Preference Shares	45,248	—
*,3	Alrosa PJSC	1,231,670	—
[3]	PhosAgro PJSC	4,702	—
[2,3]	Detsky Mir PJSC	260,150	—
*,3	United Co. Rusal International	1,172,328	—
[3]	Sistema PJSFC GDR (Registered)	38,526	—
[3]	Unipro PJSC	4,599,900	—
[3]	OGK-2 PJSC	12,702,000	—
*,3	Polyus PJSC	4,843	—
[3]	Raspadskaya OJSC	42,160	—
[3]	TGC-1 PJSC	1,082,800,000	—
*,3	RusHydro PJSC	48,994,242	—
*,3	Aeroflot PJSC	460,151	—
[3]	Rostelecom PJSC	423,403	—
*,3	Mechel PJSC	111,128	—
[3]	Tatneft PJSC	225,781	—
[3]	Rosseti Lenenergo PJSC Preference Shares	65,770	—
[3]	LSR Group PJSC Class A	8,952	—
*,3	Novolipetskiy Metallurgicheskiy Kombinat PJSC	493,984	—
[3]	Mobile TeleSystems PJSC	325,942	—
[3]	Magnit PJSC	21,158	—
[3]	Novatek PJSC	471,222	—
[3]	Gazprom PJSC	1,281,731	—
*,3	Mosenergo PJSC	4,418,467	—
[3]	Transneft PJSC Preference Shares	665	—
*,3	Federal Grid Co.	97,070,000	—
[3]	M Video PJSC	64,788	—
[3]	Rosneft Oil Co. PJSC	3,288	—
*,3	Magnitogorsk Iron & Steel Works PJSC	837,541	—
*,3	Tatneft PJSC Preference Shares	206,884	—
*,3	VTB Bank PJSC	1,007,092,403	—
[3]	ROSSETI PJSC	10,882,193	—
*,3	ENEL RUSSIA PJSC	10,241,000	—
[3]	Bashneft PJSC Preference Shares	5,732	—
[3]	Sistema PJSFC	969,800	—
[3]	Severstal PAO PJSC	82,549	—

82

Total World Stock Index Fund
		Shares	Market Value• ($000)
[3]	Surgutneftegas PJSC Preference Shares	3,000,000	—
*,3	Credit Bank of Moscow PJSC	5,908,600	—
[3]	Sovcomflot PJSC	170,280	—
[3]	Samolet Group	3,481	—
[3]	Novorossiysk Commercial Sea Port PJSC	2,266,500	—
[3]	Bank St. Petersburg PJSC	83,530	—
[3]	IDGC of Centre and Volga Region PJSC	41,250,000	—
[3]	Cherkizovo Group PJSC	224	—
[2,3]	Segezha Group PJSC	947,500	—
[3]	PhosAgro PJSC GDR	214	—
[3]	PhosAgro PJSC (Registered) GDR	33,243	—
			—
Saudi Arabia (0.5%)
	Al Rajhi Bank	582,994	27,311
	Saudi National Bank	1,044,198	21,886
	Saudi Basic Industries Corp.	428,906	14,858
[2]	Saudi Arabian Oil Co.	1,216,988	14,543
	Saudi Telecom Co.	342,917	10,545
	Riyad Bank	693,259	7,513
*	Saudi Arabian Mining Co.	193,248	7,037
	Saudi British Bank	477,035	5,663
	Alinma Bank	462,270	5,071
	SABIC Agri-Nutrients Co.	111,629	4,809
	Banque Saudi Fransi	275,921	3,964
*	Bank AlBilad	238,945	3,274
	Arab National Bank	306,493	2,867
	Saudi Electricity Co.	380,439	2,726
	Sahara International Petrochemical Co.	171,294	2,566
*	International Co. For Water & Power Projects	64,659	2,449
	Dr Sulaiman Al Habib Medical Services Group Co.	43,165	2,291
	Yanbu National Petrochemical Co.	136,218	2,202
	Etihad Etisalat Co.	177,237	2,035
	Almarai Co. JSC	122,232	1,685
*	Saudi Kayan Petrochemical Co.	338,352	1,667
	Bank Al-Jazira	197,246	1,649
	Saudi Industrial Investment Group	184,467	1,599
	Jarir Marketing Co.	30,423	1,554
	Mouwasat Medical Services Co.	21,862	1,397
	Saudi Investment Bank	225,510	1,377
		Shares	Market Value• ($000)
	Bupa Arabia for Cooperative Insurance Co.	28,271	1,248
	Savola Group	130,662	1,235
*	Saudi Research & Media Group	15,807	1,104
	Advanced Petrochemical Co.	61,556	1,095
*	Mobile Telecommunications Co. Saudi Arabia	256,177	945
*	Dar Al Arkan Real Estate Development Co.	307,645	881
*	National Industrialization Co.	157,180	847
*	Rabigh Refining & Petrochemical Co.	101,861	775
*	Nahdi Medical Co.	16,163	720
	Southern Province Cement Co.	37,373	662
*	Arabian Internet & Communications Services Co.	9,355	602
*	Emaar Economic City	207,358	601
	Dallah Healthcare Co.	18,853	599
	Abdullah Al Othaim Markets Co.	19,519	580
	Co. for Cooperative Insurance	30,507	555
	Saudi Cement Co.	32,253	494
	Leejam Sports Co. JSC	16,538	485
	BinDawood Holding Co.	17,525	479
	Al Hammadi Co. for Development and Investment	36,942	478
*	Yamama Cement Co.	50,972	473
*	Saudi Airlines Catering Co.	18,494	463
	Qassim Cement Co.	20,322	435
	Arabian Centres Co. Ltd.	68,588	402
	United Electronics Co.	11,629	400
*	Saudi Ground Services Co.	43,312	395
	Aldrees Petroleum and Transport Services Co.	18,366	384
	Saudia Dairy & Foodstuff Co.	7,740	362
	Yanbu Cement Co.	28,786	322
	Jadwa REIT Saudi Fund	82,391	309
	Arriyadh Development Co.	37,972	307
*	Seera Group Holding	52,491	305
	Arabian Cement Co.	23,203	259
	United International Transportation Co.	18,517	242
*	Saudi Real Estate Co.	40,611	238

83

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	23,425	223
*	National Agriculture Development Co.	24,421	207
	National Gas & Industrialization Co.	15,883	205
*	Methanol Chemicals Co.	15,378	197
	Saudi Ceramic Co.	14,212	194
	Astra Industrial Group	13,957	183
	Eastern Province Cement Co.	13,957	179
	National Medical Care Co.	7,877	164
	City Cement Co.	21,222	158
*	Aseer Trading Tourism & Manufacturing Co.	28,158	138
	Najran Cement Co.	28,468	138
	Saudi Chemical Co. Holding	14,736	135
*	Middle East Healthcare Co.	13,925	133
*	Saudi Public Transport Co.	22,688	129
	Hail Cement Co.	29,572	113
*	Mediterranean & Gulf Insurance & Reinsurance Co.	26,634	107
*	Zamil Industrial Investment Co.	17,264	105
*	Herfy Food Services Co.	7,093	105
	Northern Region Cement Co.	26,787	96
*	Dur Hospitality Co.	13,720	95
*	Fawaz Abdulaziz Al Hokair & Co.	25,790	92
	Tabuk Cement Co.	19,317	91
*	Al Jouf Cement Co.	34,234	90
	Bawan Co.	9,330	89
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	11,319	46
			177,631
Singapore (0.4%)
	DBS Group Holdings Ltd.	859,978	20,864
	Oversea-Chinese Banking Corp. Ltd.	1,672,638	14,851
	United Overseas Bank Ltd.	614,400	13,152
	Singapore Telecommunications Ltd.	3,569,100	7,123
	CapitaLand Integrated Commercial Trust	2,237,317	3,749
*	Capitaland Investment Ltd.	1,206,200	3,657
	Ascendas REIT	1,704,213	3,506
		Shares	Market Value• ($000)
	Wilmar International Ltd.	1,039,937	3,315
	Keppel Corp. Ltd.	658,613	3,248
	Singapore Exchange Ltd.	378,410	2,663
*	Singapore Airlines Ltd.	591,936	2,333
	Singapore Technologies Engineering Ltd.	713,100	2,100
	Mapletree Logistics Trust	1,473,815	1,893
	Mapletree Industrial Trust	853,492	1,604
	City Developments Ltd.	249,000	1,527
	Genting Singapore Ltd.	2,502,000	1,453
	Mapletree Commercial Trust	1,049,659	1,412
	Venture Corp. Ltd.	113,700	1,396
	Suntec REIT	1,007,100	1,330
	Frasers Logistics & Commercial Trust	1,219,776	1,270
	UOL Group Ltd.	214,355	1,126
	Mapletree North Asia Commercial Trust	1,187,400	1,025
	ComfortDelGro Corp. Ltd.	947,700	1,001
	Jardine Cycle & Carriage Ltd.	45,388	946
	NetLink NBN Trust	1,286,100	928
	Sembcorp Industries Ltd.	421,231	892
	Ascott Residence Trust	1,051,463	873
	Frasers Centrepoint Trust	487,852	859
	Keppel DC REIT	539,088	804
	Keppel REIT	910,388	798
*	SATS Ltd.	242,700	792
	ESR-REIT	2,656,680	745
	Golden Agri-Resources Ltd.	3,153,719	737
[3]	SPH REIT	1,008,713	712
	Parkway Life REIT	194,186	677
	Keppel Infrastructure Trust	1,605,235	641
*	Sembcorp Marine Ltd.	6,707,042	526
	CapitaLand China Trust	599,068	503
	Manulife US REIT	783,584	488
	Hutchison Port Holdings Trust Class U	1,973,600	470
	Lendlease Global Commercial REIT	821,214	469
	CDL Hospitality Trusts	483,688	465
	Ascendas India Trust	497,400	449
	First Resources Ltd.	293,100	447
	Olam Group Ltd.	355,200	434
	Haw Par Corp. Ltd.	51,000	429
	Cromwell European REIT	166,820	405

84

Total World Stock Index Fund
		Shares	Market Value• ($000)
	AEM Holdings Ltd.	116,100	398
	AIMS APAC REIT	370,400	379
	OUE Commercial REIT	1,210,175	362
	StarHub Ltd.	384,200	348
	Sabana Industrial REIT	1,030,900	338
	Keppel Pacific Oak US REIT	462,700	335
	Wing Tai Holdings Ltd.	236,700	297
	Raffles Medical Group Ltd.	343,000	296
	Prime US REIT	383,400	282
	Starhill Global REIT	647,200	277
	Singapore Post Ltd.	499,000	256
	First REIT	1,043,136	236
	iFAST Corp. Ltd.	64,500	232
	Far East Hospitality Trust	472,400	228
	Asian Pay Television Trust	2,082,700	199
	Bumitama Agri Ltd.	342,300	192
*	SIA Engineering Co. Ltd.	98,500	189
	Sheng Siong Group Ltd.	168,000	185
	UMS Holdings Ltd.	215,800	184
*	Thomson Medical Group Ltd.	3,104,800	181
*	Yoma Strategic Holdings Ltd.	1,597,400	175
	Riverstone Holdings Ltd.	211,900	147
	Nanofilm Technologies International Ltd.	74,400	144
*	Lippo Malls Indonesia Retail Trust	2,006,940	86
*	COSCO Shipping International Singapore Co. Ltd.	379,700	67
*,3	Best World International Ltd.	48,753	48
	Silverlake Axis Ltd.	177,499	41
*,3	Eagle Hospitality Trust	242,300	33
*,1,3	Ezra Holdings Ltd.	344,056	3
*,1,3	Hyflux Ltd.	54,000	—
*,1	Ezion Holdings Ltd. Warrants Exp. 4/16/23	267,303	—
			117,225
South Africa (0.4%)
	Naspers Ltd. Class N	101,141	10,201
	FirstRand Ltd.	2,342,237	10,087
	MTN Group Ltd.	853,635	9,054
	Standard Bank Group Ltd.	634,621	6,725
*	Sasol Ltd.	265,412	6,502
	Gold Fields Ltd.	416,153	5,639
[1]	Capitec Bank Holdings Ltd.	39,072	5,454
	Impala Platinum Holdings Ltd.	391,177	5,060
		Shares	Market Value• ($000)
	Sibanye Stillwater Ltd.	1,339,714	4,635
	Anglogold Ltd.	201,657	4,130
[1]	Absa Group Ltd.	363,880	3,931
	Sanlam Ltd.	836,221	3,464
	Shoprite Holdings Ltd.	236,187	3,411
	Bid Corp. Ltd.	155,905	3,274
	Anglo American Platinum Ltd.	28,543	3,155
[1]	Nedbank Group Ltd.	196,610	2,746
	Vodacom Group Ltd.	277,626	2,667
	Remgro Ltd.	266,444	2,393
*,1	Discovery Ltd.	241,794	2,322
	Clicks Group Ltd.	113,226	2,228
	Bidvest Group Ltd.	160,215	2,196
*	Northam Platinum Holdings Ltd.	168,984	2,014
	Aspen Pharmacare Holdings Ltd.	186,791	1,999
[1]	Old Mutual Ltd. (XZIM)	2,143,672	1,720
	Mr Price Group Ltd.	124,384	1,686
	Woolworths Holdings Ltd.	446,918	1,673
[1]	Exxaro Resources Ltd.	114,517	1,636
	Multichoice Group	182,255	1,487
[1]	Growthpoint Properties Ltd.	1,522,778	1,361
	Foschini Group Ltd.	153,830	1,348
	NEPI Rockcastle plc	219,709	1,344
	Reinet Investments SCA	64,554	1,309
*	Sappi Ltd.	282,392	1,034
	SPAR Group Ltd.	95,530	1,002
[2]	Pepkor Holdings Ltd.	732,019	987
	Harmony Gold Mining Co. Ltd.	240,653	981
*	Thungela Resources Ltd.	54,567	934
	Transaction Capital Ltd.	288,393	925
	Redefine Properties Ltd.	3,113,832	861
	Investec Ltd.	141,786	860
	Kumba Iron Ore Ltd.	24,844	825
	Life Healthcare Group Holdings Ltd.	593,021	805
	African Rainbow Minerals Ltd.	45,583	754
	AVI Ltd.	162,265	704
	Tiger Brands Ltd.	70,711	695
	Pick n Pay Stores Ltd.	169,566	618
	Barloworld Ltd.	84,217	608
	Netcare Ltd.	614,660	590
	Equites Property Fund Ltd.	436,346	586
[1]	Rand Merchant Investment Holdings Ltd.	338,927	582
	Resilient REIT Ltd.	157,411	577
	Truworths International Ltd.	159,305	568
	Motus Holdings Ltd.	74,778	541

85

Total World Stock Index Fund
		Shares	Market Value• ($000)
[1]	Momentum Metropolitan Holdings	507,075	539
*	Distell Group Holdings Ltd.	46,316	507
*	PSG Group Ltd.	81,823	495
	Fortress REIT Ltd. Class A	628,691	495
	Hyprop Investments Ltd.	188,081	428
	Vukile Property Fund Ltd.	502,898	426
	KAP Industrial Holdings Ltd.	1,215,044	393
	Reunert Ltd.	137,905	385
	Royal Bafokeng Platinum Ltd.	37,175	371
	Super Group Ltd.	216,350	367
[2]	Dis-chem Pharmacies Ltd.	145,496	355
*	Telkom SA SOC Ltd.	117,167	353
	Omnia Holdings Ltd.	66,723	352
	Ninety One Ltd.	98,139	316
*	Steinhoff International Holdings NV	1,832,187	302
	Advtech Ltd.	263,200	297
	AECI Ltd.	45,345	293
*	Attacq Ltd.	679,647	291
	Santam Ltd.	14,925	274
	Coronation Fund Managers Ltd.	98,576	260
	Cashbuild Ltd.	13,879	248
	JSE Ltd.	33,129	234
	MAS Real Estate Inc.	167,179	224
	Investec Property Fund Ltd.	244,893	191
	SA Corporate Real Estate Ltd.	1,346,692	190
*	Tsogo Sun Gaming Ltd.	262,465	185
	DataTec Ltd.	67,595	168
	Curro Holdings Ltd.	243,183	161
*	Blue Label Telecoms Ltd.	432,314	154
	Astral Foods Ltd.	15,486	149
*	Famous Brands Ltd.	36,851	149
	Raubex Group Ltd.	55,550	148
*	Sun International Ltd.	71,834	130
	DRDGOLD Ltd.	138,281	113
	Hudaco Industries Ltd.	11,423	107
	Wilson Bayly Holmes-Ovcon Ltd.	22,336	105
*,1	Brait plc	387,075	104
	Long4Life Ltd.	272,592	104
	Adcock Ingram Holdings Ltd.	28,993	98
	Emira Property Fund Ltd.	143,141	98
*	Fortress REIT Ltd. Class B	440,214	92
*	Massmart Holdings Ltd.	31,813	84
	Zeder Investments Ltd.	396,625	77
		Shares	Market Value• ($000)
	Alexander Forbes Group Holdings Ltd.	171,753	51
*	Steinhoff International Holdings NV (XETR)	19,964	3
			143,754
South Korea (1.5%)
	Samsung Electronics Co. Ltd.	1,369,434	72,982
	Samsung Electronics Co. Ltd. GDR (Registered)	35,233	46,024
	SK Hynix Inc.	246,068	21,562
	Samsung Electronics Co. Ltd. Preference Shares	422,123	19,791
	NAVER Corp.	64,855	14,447
	Samsung SDI Co. Ltd.	24,077	11,469
	Kakao Corp.	128,120	8,950
	LG Chem Ltd.	21,408	8,768
	Hyundai Motor Co.	56,526	8,201
	Kia Corp.	120,392	7,897
	Shinhan Financial Group Co. Ltd.	223,862	7,438
[1]	Celltrion Inc.	51,769	7,164
	POSCO Holdings Inc.	30,748	7,021
	KB Financial Group Inc.	135,689	6,313
	Hana Financial Group Inc.	137,923	5,121
	Hyundai Mobis Co. Ltd.	29,414	4,785
*,2	Samsung Biologics Co. Ltd.	7,121	4,697
	LG Electronics Inc.	50,785	4,599
[1]	HMM Co. Ltd.	202,782	4,495
*	SK Innovation Co. Ltd.	25,164	4,005
	SK Inc.	17,495	3,673
	Samsung C&T Corp.	40,221	3,639
	Woori Financial Group Inc.	302,462	3,504
	Samsung Electro-Mechanics Co. Ltd.	26,160	3,386
	KT&G Corp.	51,360	3,373
*,1	Doosan Heavy Industries & Construction Co. Ltd.	166,872	2,655
*	Krafton Inc.	13,444	2,641
	NCSoft Corp.	7,934	2,627
[1]	LG Corp.	42,940	2,480
	Samsung Fire & Marine Insurance Co. Ltd.	14,615	2,423
	LG Household & Health Care Ltd.	3,292	2,358
	Hyundai Motor Co. Preference Shares (XKRS)	29,583	2,214

86

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Korea Electric Power Corp.	120,821	2,205
*,1	KakaoBank Corp.	66,298	2,191
	KB Financial Group Inc. ADR	47,644	2,188
	Korea Zinc Co. Ltd.	4,575	2,089
*	SK Square Co. Ltd.	47,947	1,980
	Samsung SDS Co. Ltd.	16,985	1,979
	LG Innotek Co. Ltd.	6,859	1,861
*	Korean Air Lines Co. Ltd.	78,029	1,839
	Celltrion Healthcare Co. Ltd.	34,291	1,727
	Amorepacific Corp.	12,098	1,722
*	HYBE Co. Ltd.	8,670	1,703
*,1	L&F Co. Ltd.	9,750	1,650
	Ecopro BM Co. Ltd.	4,452	1,645
*	Samsung Engineering Co. Ltd.	79,073	1,613
	S-Oil Corp.	19,149	1,567
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	21,224	1,527
	Samsung Life Insurance Co. Ltd.	28,804	1,481
[1]	POSCO Chemical Co. Ltd.	13,900	1,468
	Coway Co. Ltd.	25,897	1,450
	Hyundai Glovis Co. Ltd.	8,843	1,449
*	Samsung Heavy Industries Co. Ltd.	282,654	1,349
[1]	LG Display Co. Ltd.	100,307	1,311
*,1,2	SK IE Technology Co. Ltd.	12,800	1,261
	Hyundai Steel Co.	36,835	1,252
	Hyundai Engineering & Construction Co. Ltd.	33,142	1,153
	LG Uplus Corp.	103,612	1,145
	Korea Investment Holdings Co. Ltd.	20,272	1,124
	DB Insurance Co. Ltd.	20,948	1,119
	Yuhan Corp.	23,007	1,108
*	Hanwha Solutions Corp.	43,920	1,104
	Kumho Petrochemical Co. Ltd.	8,991	1,087
	Industrial Bank of Korea	121,159	1,075
	Hyundai Motor Co. Preference Shares	13,794	1,024
*	Kangwon Land Inc.	48,680	1,023
	LG Chem Ltd. Preference Shares	5,158	1,017
	Lotte Chemical Corp.	6,537	1,009
	Hyundai Heavy Industries Holdings Co. Ltd.	21,658	995
	DB HiTek Co. Ltd.	18,856	989
	LG Household & Health Care Ltd. Preference Shares	2,462	969
		Shares	Market Value• ($000)
	CJ CheilJedang Corp.	3,058	962
*,1	HLB Inc.	39,141	953
	SKC Co. Ltd.	8,135	951
	GS Engineering & Construction Corp.	28,720	946
	SK Telecom Co. Ltd.	20,935	944
	Korea Aerospace Industries Ltd.	27,174	937
	E-MART Inc.	9,011	932
	Hankook Tire & Technology Co. Ltd.	33,684	925
	Meritz Fire & Marine Insurance Co. Ltd.	26,368	923
*,1	SK Bioscience Co. Ltd.	8,667	916
[1]	Hotel Shilla Co. Ltd.	14,066	895
	BNK Financial Group Inc.	143,194	888
	Hanmi Pharm Co. Ltd.	3,598	888
	Samsung Securities Co. Ltd.	27,844	870
	Mirae Asset Securities Co. Ltd.	137,024	867
	GS Holdings Corp.	24,674	852
	Hyundai Marine & Fire Insurance Co. Ltd.	31,908	822
	F&F Co. Ltd.	7,105	784
	Orion Corp.Republic of Korea	10,485	781
	DL E&C Co. Ltd.	16,399	771
*,1	Pearl Abyss Corp.	14,167	754
*	SK Biopharmaceuticals Co. Ltd.	10,396	751
	Hansol Chemical Co. Ltd.	3,728	717
*	Hyundai Mipo Dockyard Co. Ltd.	10,819	710
	Shinsegae Inc.	3,622	706
*	Hyundai Heavy Industries Co. Ltd.	6,386	701
	OCI Co. Ltd.	8,245	681
*,1	CJ CGV Co. Ltd.	31,363	678
	Hanon Systems	75,221	673
[1,2]	Netmarble Corp.	8,932	671
	SK Chemicals Co. Ltd.	6,442	643
	Hanwha Aerospace Co. Ltd.	15,336	642
*,1	Alteogen Inc.	13,858	625
	Fila Holdings Corp.	23,974	613
	LOTTE Fine Chemical Co. Ltd.	9,334	599
*,1	Celltrion Pharm Inc.	8,230	598
	Korea Gas Corp.	18,122	592
*,1	Kakao Games Corp.	12,630	591
	Mando Corp.	13,900	590
	Meritz Securities Co. Ltd.	113,662	588
	Youngone Corp.	15,613	588
	NH Investment & Securities Co. Ltd.	68,382	584
[1]	KCC Corp.	2,168	578

87

Total World Stock Index Fund
		Shares	Market Value• ($000)
	DGB Financial Group Inc.	82,047	578
	JB Financial Group Co. Ltd.	80,396	569
	SD Biosensor Inc.	15,618	559
	JYP Entertainment Corp.	11,551	536
	LG Electronics Inc. Preference Shares	11,659	534
	Amorepacific Corp. Preference Shares	8,824	530
	LEENO Industrial Inc.	3,754	520
	Cheil Worldwide Inc.	25,636	512
	Mirae Asset Securities Co. Ltd. Preference Shares	145,236	510
	Samsung SDI Co. Ltd. Preference Shares	2,147	510
[1]	Ecopro Co. Ltd.	7,634	503
	Iljin Materials Co. Ltd.	7,232	496
[1]	Hyosung Advanced Materials Corp.	1,317	490
	SM Entertainment Co. Ltd.	9,086	484
[1]	SIMMTECH Co. Ltd.	12,556	484
	AMOREPACIFIC Group	12,187	479
	S-1 Corp.	8,589	468
	Posco International Corp.	23,993	466
[1]	WONIK IPS Co. Ltd.	14,826	464
*	CosmoAM&T Co. Ltd.	10,520	459
	CJ ENM Co. Ltd.	4,558	458
[1]	Wemade Co. Ltd.	7,558	448
	Dongsuh Cos. Inc.	20,882	441
[1]	KIWOOM Securities Co. Ltd.	5,821	434
	Seegene Inc.	13,628	432
	Samsung Card Co. Ltd.	16,192	429
*	CJ Logistics Corp.	4,399	426
	ESR Kendall Square REIT Co. Ltd.	73,044	426
	Kolon Industries Inc.	8,682	423
*	Shinhan Financial Group Co. Ltd. ADR	12,816	419
	Hanwha Corp.	17,659	417
	BGF retail Co. Ltd.	2,854	408
*,1	Hyundai Rotem Co. Ltd.	27,399	408
	LX Hausys Ltd.	8,677	401
	CJ Corp.	5,859	400
*	Wysiwyg Studios Co. Ltd.	15,459	400
[1]	Hyosung TNC Corp.	1,231	398
	Pan Ocean Co. Ltd.	75,465	394
[1]	Green Cross Corp.	2,623	389
[1]	Koh Young Technology Inc.	25,445	385
	LX Semicon Co. Ltd.	3,726	384
[1]	CS Wind Corp.	8,144	381
*,1	Hanjin Kal Corp.	8,365	378
		Shares	Market Value• ($000)
*	Daewoo Engineering & Construction Co. Ltd.	70,785	375
	Meritz Financial Group Inc.	12,474	374
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	18,080	373
	Hyundai Department Store Co. Ltd.	6,181	368
	GS Retail Co. Ltd.	16,224	367
[1]	Chunbo Co. Ltd.	1,679	365
	Daishin Securities Co. Ltd.	26,048	363
[1]	YG Entertainment Inc.	8,173	363
	JR Global REIT	77,405	362
	Hite Jinro Co. Ltd.	12,118	357
*,1	LG Energy Solution	1,071	356
[1]	LIG Nex1 Co. Ltd.	5,464	353
	Dongjin Semichem Co. Ltd.	11,933	352
*	Shin Poong Pharmaceutical Co. Ltd.	14,690	350
*	NHN Corp.	12,518	346
	Innocean Worldwide Inc.	8,753	337
	SK Telecom Co. Ltd. ADR	13,484	337
*	Able C&C Co. Ltd.	55,622	336
*,1	Hyundai Bioscience Co. Ltd.	14,777	335
	Lotte Shopping Co. Ltd.	4,432	328
[1]	Daejoo Electronic Materials Co. Ltd.	5,071	327
	People & Technology Inc.	8,261	325
	Daou Technology Inc.	19,687	322
*,1	Doosan Fuel Cell Co. Ltd.	11,853	322
	DL Holdings Co. Ltd.	6,552	319
	Lotte Corp.	11,806	318
*,1	Naturecell Co. Ltd.	23,800	317
*	Chabiotech Co. Ltd.	21,371	314
[1]	Foosung Co. Ltd.	21,080	312
	Soulbrain Co. Ltd.	1,621	312
*	Namsun Aluminum Co. Ltd.	130,528	311
	Daeduck Electronics Co. Ltd.	13,041	310
	Com2uSCorp	4,149	308
	HS Industries Co. Ltd.	65,002	307
	AfreecaTV Co. Ltd.	3,587	307
	LOTTE REIT Co. Ltd.	64,933	307
*,1	Daea TI Co. Ltd.	88,367	306
*	CMG Pharmaceutical Co. Ltd.	119,964	306
*,1	KMW Co. Ltd.	11,857	305

88

Total World Stock Index Fund
		Shares	Market Value• ($000)
[1]	KEPCO Engineering & Construction Co. Inc.	5,282	303
	Hyundai Wia Corp.	5,852	299
*	TY Holdings Co. Ltd.	14,814	297
	Dongkuk Steel Mill Co. Ltd.	20,267	296
	ST Pharm Co. Ltd.	3,818	293
*,1	Oscotec Inc.	13,659	292
*	Hyundai Doosan Infracore Co. Ltd.	55,864	289
[1]	PI Advanced Materials Co. Ltd.	7,673	289
	Poongsan Corp.	11,418	288
[1]	Hyundai Elevator Co. Ltd.	10,016	281
	Doosan Bobcat Inc.	8,654	281
	Eugene Technology Co. Ltd.	8,350	281
[1]	Eo Technics Co. Ltd.	3,184	279
*	HLB Life Science Co. Ltd.	34,383	279
[1]	Dawonsys Co. Ltd.	12,010	278
*	GC Cell Corp.	5,234	274
	Hanwha Systems Co. Ltd.	21,949	270
*	SOLUM Co. Ltd.	13,957	270
	Solus Advanced Materials Co. Ltd.	4,777	268
	Chong Kun Dang Pharmaceutical Corp.	3,413	267
*	GeneOne Life Science Inc.	30,471	267
	LS Corp.	5,861	266
	NongShim Co. Ltd.	1,103	264
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	2,043	263
	Woongjin Thinkbig Co. Ltd.	113,249	263
	SSANGYONG C&E Co. Ltd.	39,905	262
	Korean Reinsurance Co.	34,130	261
	Dongwon Industries Co. Ltd.	1,320	260
	Daewoong Pharmaceutical Co. Ltd.	1,793	258
	KEPCO Plant Service & Engineering Co. Ltd.	8,533	255
*	Hana Tour Service Inc.	3,906	254
[1]	NICE Information Service Co. Ltd.	17,427	253
	LX International Corp.	8,296	253
	Ottogi Corp.	679	252
*	Hugel Inc.	2,561	252
	Douzone Bizon Co. Ltd.	7,745	248
*	Hanwha Life Insurance Co. Ltd.	106,085	246
[1]	Jusung Engineering Co. Ltd.	14,734	245
		Shares	Market Value• ($000)
	Cosmax Inc.	3,643	245
	MegaStudyEdu Co. Ltd.	3,258	245
*	Genexine Inc.	7,664	243
*,1	LegoChem Biosciences Inc.	7,142	240
	KCC Glass Corp.	4,931	240
	CJ CheilJedang Corp. Preference Shares	1,700	239
[1]	IS Dongseo Co. Ltd.	5,641	237
	Hankook Shell Oil Co. Ltd.	1,177	237
*	Bioneer Corp.	9,685	232
*,1	Taihan Electric Wire Co. Ltd.	161,065	229
[1]	Hanssem Co. Ltd.	3,709	229
*	Hana Micron Inc.	16,330	228
	Hanmi Semiconductor Co. Ltd.	18,832	224
	Hanmi Science Co. Ltd.	5,510	222
[1]	Hanjin Transportation Co. Ltd.	8,540	222
*,1	Komipharm International Co. Ltd.	31,541	222
	SFA Engineering Corp.	7,090	222
	Hanwha Investment & Securities Co. Ltd.	59,216	222
	Kolmar Korea Co. Ltd.	5,995	222
	ENF Technology Co. Ltd.	8,056	222
	Lotte Chilsung Beverage Co. Ltd.	1,540	221
[1]	Innox Advanced Materials Co. Ltd.	5,711	221
*	Myoung Shin Industrial Co. Ltd.	12,556	221
	LS Electric Co. Ltd.	5,854	220
*,1	Helixmith Co. Ltd.	13,268	220
*	Asiana Airlines Inc.	13,793	218
	Tongyang Inc.	175,206	217
[1]	Tokai Carbon Korea Co. Ltd.	1,930	215
	Hyundai Livart Furniture Co. Ltd.	18,499	214
	HDC Hyundai Development Co-Engineering & Construction Class E	17,841	211
*,1	ABLBio Inc.	10,612	210
*	SFA Semicon Co. Ltd.	40,560	208
[1]	BH Co. Ltd.	9,805	208
*	Paradise Co. Ltd.	15,864	207
	GOLFZON Co. Ltd.	1,620	207
*	Hanall Biopharma Co. Ltd.	14,377	207
*	Pharmicell Co. Ltd.	22,766	204
*	Amicogen Inc.	8,149	204
*	NKMax Co. Ltd.	12,354	203
[1]	Ahnlab Inc.	2,466	202

89

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Hyosung Chemical Corp.	1,134	200
*	Insun ENT Co. Ltd.	22,663	199
*	Eubiologics Co. Ltd.	13,248	198
*	Sam Chun Dang Pharm Co. Ltd.	5,544	196
*	Medytox Inc.	1,827	196
*	Creative & Innovative System	18,667	195
[1]	Seojin System Co. Ltd.	12,648	193
	Nature Holdings Co. Ltd.	7,057	191
	SK Networks Co. Ltd.	49,736	190
[1]	Zinus Inc.	3,701	189
[1]	PharmaResearch Co. Ltd.	2,587	189
	Hyosung Corp.	2,867	188
*	DIO Corp.	6,970	187
[1]	Mcnex Co. Ltd.	5,314	186
[1]	Green Cross Holdings Corp.	10,638	185
*	HJ Shipbuilding & Construction Co. Ltd.	29,691	185
	Seoul Semiconductor Co. Ltd.	17,246	184
	Ecopro HN Co. Ltd.	4,704	183
[1]	Daewoong Co. Ltd.	7,674	182
	Sebang Global Battery Co. Ltd.	3,049	182
	Lutronic Corp.	8,544	177
*	Solid Inc.	33,987	177
*	Danal Co. Ltd.	23,723	177
	Intellian Technologies Inc.	2,893	177
	Partron Co. Ltd.	18,924	174
*	Vidente Co. Ltd.	15,828	173
[1]	Tesna Inc.	4,630	173
*	Eoflow Co. Ltd.	9,734	173
	Korea Electric Terminal Co. Ltd.	3,118	172
*,1	NEPES Corp.	7,196	171
*,1	Duk San Neolux Co. Ltd.	5,175	170
*	Kumho Tire Co. Inc.	50,020	170
	Hyundai Autoever Corp.	1,619	170
	Humasis Co. Ltd.	17,514	170
	Daesang Corp.	8,390	168
[1]	Doosan Co. Ltd.	2,397	168
	Aekyung Industrial Co. Ltd.	10,642	166
*	BNC Korea Co. Ltd.	19,712	166
[1]	Osstem Implant Co. Ltd.	1,845	165
[1]	TES Co. Ltd.	7,554	165
*	GemVax & Kael Co. Ltd.	13,995	162
*,1	CrystalGenomics Inc.	40,355	162
*	iNtRON Biotechnology Inc.	11,424	162
[1]	Taekwang Industrial Co. Ltd.	199	160
	S&S Tech Corp.	7,371	160
		Shares	Market Value• ($000)
	Hansol Holdings Co. Ltd.	56,593	159
	SPC Samlip Co. Ltd.	2,239	159
*,1	Cellivery Therapeutics Inc.	5,754	158
	Harim Holdings Co. Ltd.	18,041	155
*	Com2uS Holdings Corp.	2,319	153
	Samyang Holdings Corp.	2,219	152
[1]	Hansae Co. Ltd.	7,440	152
*	NHN KCP Corp.	9,232	152
*,1	Vaxcell-Bio Therapeutics Co. Ltd.	4,319	152
[1]	DongKook Pharmaceutical Co. Ltd.	8,385	149
	Samwha Capacitor Co. Ltd.	3,429	148
[1]	RFHIC Corp.	6,535	146
[1]	Bukwang Pharmaceutical Co. Ltd.	15,591	145
	Handsome Co. Ltd.	5,208	145
[1]	Seobu T&D	17,183	145
[1]	Park Systems Corp.	1,631	145
*	Hancom Inc.	8,867	142
*	UniTest Inc.	7,083	142
	SL Corp.	6,678	140
	Dentium Co. Ltd.	2,617	139
*,1	MedPacto Inc.	5,561	139
*	Korea Line Corp.	65,526	138
	Hanwha Corp. Preference Shares	10,942	138
[1]	HK inno N Corp.	4,334	138
	Korea Petrochemical Ind Co. Ltd.	1,153	137
	DoubleUGames Co. Ltd.	3,487	136
	L&C Bio Co. Ltd.	4,338	136
	JW Pharmaceutical Corp.	5,543	134
*,1	Studio Dragon Corp.	2,043	134
[1]	Hanil Cement Co. Ltd.	8,300	134
[1]	Huchems Fine Chemical Corp.	7,579	133
*	Coreana Cosmetics Co. Ltd.	35,361	132
*	Hyundai Electric & Energy System Co. Ltd.	7,710	132
*	Yungjin Pharmaceutical Co. Ltd.	33,594	131
	Binggrae Co. Ltd.	2,977	130
[1]	SK Discovery Co. Ltd.	3,913	128
*	Inscobee Inc.	57,676	127
	Korea United Pharm Inc.	5,473	127
*	LX Holdings Corp.	16,031	126
	Hyundai Construction Equipment Co. Ltd.	4,299	125
*,1	Ananti Inc.	17,951	124

90

Total World Stock Index Fund
		Shares	Market Value• ($000)
*,1	Telcon RF Pharmaceutical Inc.	76,974	124
*,1	Lotte Tour Development Co. Ltd.	9,679	124
*	Binex Co. Ltd.	10,090	123
	iMarketKorea Inc.	14,356	122
	INTOPS Co. Ltd.	4,080	121
*	Shinsung E&G Co. Ltd.	81,277	121
	Hankook & Co. Co. Ltd.	10,472	120
	Korea Real Estate Investment & Trust Co. Ltd.	69,006	120
	Boryung Pharmaceutical Co. Ltd.	11,701	120
	Eusu Holdings Co. Ltd.	24,450	118
	Young Poong Corp.	219	118
	Sangsangin Co. Ltd.	12,992	117
*	Medipost Co. Ltd.	6,440	115
[1]	SNT Motiv Co. Ltd.	3,039	114
	SK Securities Co. Ltd.	167,425	114
*	Sambu Engineering & Construction Co. Ltd.	54,342	114
	Daishin Securities Co. Ltd. Preference Shares	9,271	112
[1]	Hyundai Greenfood Co. Ltd.	15,539	112
*	Webzen Inc.	6,293	110
*	Ace Technologies Corp.	13,409	109
	Yuanta Securities Korea Co. Ltd.	38,496	108
	Hyundai Home Shopping Network Corp.	2,274	108
	Tongyang Life Insurance Co. Ltd.	19,837	106
	Mirae Asset Life Insurance Co. Ltd.	33,189	105
[1]	KH Vatec Co. Ltd.	6,489	103
	Youngone Holdings Co. Ltd.	2,479	101
*	Hanwha General Insurance Co. Ltd.	26,925	101
	i-SENS Inc.	4,404	101
*	Next Science Co. Ltd.	16,503	101
*	Modetour Network Inc.	5,632	100
	Samchully Co. Ltd.	1,099	99
*	Hyosung Heavy Industries Corp.	2,279	99
	Namhae Chemical Corp.	8,782	98
	LOTTE Himart Co. Ltd.	5,257	98
[1]	Posco ICT Co. Ltd.	20,195	98
*,1	Grand Korea Leisure Co. Ltd.	8,051	98
	Dong-A Socio Holdings Co. Ltd.	1,084	97
		Shares	Market Value• ($000)
	NICE Holdings Co. Ltd.	7,180	97
	Orion Holdings Corp.	8,252	96
	Vieworks Co. Ltd.	2,977	94
*	KH Feelux Co. Ltd.	52,132	93
	Songwon Industrial Co. Ltd.	4,340	92
	Ilyang Pharmaceutical Co. Ltd.	4,628	91
*,1	Mezzion Pharma Co. Ltd.	5,799	91
*	Neowiz	5,514	90
*	AbClon Inc.	7,364	90
	Shinsegae International Inc.	3,565	89
	Huons Co. Ltd.	2,533	86
	Dong-A ST Co. Ltd.	1,528	85
*	Giantstep Inc.	3,654	85
	Dongwon F&B Co. Ltd.	596	84
	Hansol Paper Co. Ltd.	7,240	84
[1,3]	Gradiant Corp.	23,623	83
	Halla Holdings Corp.	2,411	80
*	OliX Pharmaceuticals Inc.	4,338	80
	InBody Co. Ltd.	3,443	79
	Korea Asset In Trust Co. Ltd.	25,402	79
	Youlchon Chemical Co. Ltd.	4,378	78
	Kwang Dong Pharmaceutical Co. Ltd.	13,372	77
	LF Corp.	4,969	77
	Advanced Process Systems Corp.	3,991	76
	Jeil Pharmaceutical Co. Ltd.	3,563	75
	HDC Holdings Co. Ltd.	13,059	74
	Taeyoung Engineering & Construction Co. Ltd.	9,408	74
	BGF Co. Ltd.	16,233	73
*	Cafe24 Corp.	4,864	72
	Dae Han Flour Mills Co. Ltd.	505	71
*	Enzychem Lifesciences Corp.	4,087	71
*	Peptron Inc.	9,519	71
*,1	Kuk-il Paper Manufacturing Co. Ltd.	26,987	71
*	Hansol Technics Co. Ltd.	12,925	70
	Cuckoo Homesys Co. Ltd.	2,535	70
*	HLB Therapeutics Co. Ltd.	10,527	70
	Hyundai Bioland Co. Ltd.	4,937	70
	Kolmar Korea Holdings Co. Ltd.	3,886	69

91

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Aprogen pharmaceuticals Inc.	108,181	69
*	Wonik Holdings Co. Ltd.	17,538	68
	Kolon Corp.	3,096	68
	KUMHOE&C Co. Ltd.	8,282	68
[1]	ITM Semiconductor Co. Ltd.	2,429	68
	KISWIRE Ltd.	3,035	67
	Maeil Dairies Co. Ltd.	1,225	67
	Eugene Investment & Securities Co. Ltd.	26,002	67
	KC Tech Co. Ltd.	4,074	67
	CJ Freshway Corp.	2,037	66
	KTB Investment & Securities Co. Ltd.	17,627	65
*	Samsung Pharmaceutical Co. Ltd.	20,527	64
	LG HelloVision Co. Ltd.	12,615	64
	Samyang Corp.	1,434	62
	Chongkundang Holdings Corp.	1,116	61
	SK Gas Ltd.	627	59
	Sungwoo Hitech Co. Ltd.	15,099	58
	Namyang Dairy Products Co. Ltd.	180	58
*	CUROCOM Co. Ltd.	63,318	58
	ICD Co. Ltd.	6,637	58
*	Eutilex Co. Ltd.	5,216	58
	DB Financial Investment Co. Ltd.	10,995	56
	OptoElectronics Solutions Co. Ltd.	2,511	56
	Sung Kwang Bend Co. Ltd.	7,218	55
	Soulbrain Holdings Co. Ltd.	2,470	55
*,1	Cellid Co. Ltd.	2,819	53
	Nexen Tire Corp.	9,585	52
*,3	S-MAC Co. Ltd.	19,631	52
	KISCO Corp.	7,103	51
*	Dongsung Pharmaceutical Co. Ltd.	7,658	51
	Dae Hwa Pharmaceutical Co. Ltd.	7,586	50
*	SCM Lifescience Co. Ltd.	5,867	50
*	Eyegene Inc.	7,709	50
	Seah Besteel Corp.	3,350	48
	Huons Global Co. Ltd.	2,154	48
	Daeduck Co. Ltd.	7,545	47
*	Toptec Co. Ltd.	6,950	47
*	Anterogen Co. Ltd.	2,467	47
	Byucksan Corp.	14,569	45
	Kyobo Securities Co. Ltd.	7,320	45
	TK Corp.	5,206	44
	Lotte Food Co. Ltd.	162	44
		Shares	Market Value• ($000)
*,1,3	SillaJen Inc.	17,385	44
	Humedix Co. Ltd.	2,506	42
*	Lock&Lock Co. Ltd.	5,144	42
*	Interflex Co. Ltd.	3,142	41
*	Homecast Co. Ltd.	16,364	40
	Sam Young Electronics Co. Ltd.	4,528	38
	Cuckoo Holdings Co. Ltd.	2,530	37
	E1 Corp.	906	36
	KC Co. Ltd.	2,009	35
	Lotte Confectionery Co. Ltd.	340	34
*	STCUBE	7,603	33
	POSCO Holdings Inc. (XNYS)	528	30
	Sindoh Co. Ltd.	1,039	27
	Hanil Holdings Co. Ltd.	2,279	24
	KT Skylife Co. Ltd.	3,297	24
	Daekyo Co. Ltd.	6,423	21
	Hyundai Corp.	941	14
*,3	Y2 Solution Co. Ltd.	14,731	14
	Solus Advanced Materials Rights Exp. 5/10/22	706	13
	AK Holdings Inc.	557	9
	Cell Biotech Co. Ltd.	703	9
	Hyundai Engineering & Construction Co. Ltd. Preference Shares	146	9
	Stcube Inc. Rights Exp. 5/20/22	2,745	1
*,3	Cnk International Co. Ltd.	78	—
			475,580
Spain (0.6%)
	Iberdrola SA (XMAD)	2,853,255	32,786
	Banco Santander SA	8,019,626	23,436
	Banco Bilbao Vizcaya Argentaria SA	3,170,123	16,634
[2]	Cellnex Telecom SA	289,881	13,511
*	Amadeus IT Group SA	203,341	12,742
	Telefonica SA	2,429,334	11,818
	Industria de Diseno Textil SA	502,592	10,538
	Repsol SA	621,071	9,265
	CaixaBank SA	2,108,216	6,805
	Ferrovial SA	228,770	5,867
*,2	Aena SME SA	33,398	4,740
	Red Electrica Corp. SA	205,796	4,144
	Endesa SA	153,228	3,211
	Grifols SA	168,055	2,815
	ACS Actividades de Construccion y Servicios SA	107,570	2,754
	Enagas SA	117,501	2,541
	Acciona SA	11,012	2,156
	Naturgy Energy Group SA	70,245	2,113
	Banco de Sabadell SA	2,661,802	2,066

92

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Bankinter SA	308,914	1,818
*	Siemens Gamesa Renewable Energy SA	109,672	1,747
	Merlin Properties Socimi SA	159,002	1,727
	Fluidra SA	55,394	1,499
	Inmobiliaria Colonial Socimi SA	167,984	1,397
	Grifols SA Preference Shares	104,022	1,129
	Acerinox SA	105,259	1,108
	Viscofan SA	16,714	923
	Corp. ACCIONA Energias Renovables SA	22,956	849
	Mapfre SA	444,611	811
	Grupo Catalana Occidente SA	27,026	778
	Ebro Foods SA	36,858	663
	Laboratorios Farmaceuticos Rovi SA	9,529	651
*	Solaria Energia y Medio Ambiente SA	29,172	647
	Pharma Mar SA	8,094	620
*	Indra Sistemas SA	56,545	576
[2]	Unicaja Banco SA	602,169	567
	Faes Farma SA	115,772	486
	Cia de Distribucion Integral Logista Holdings SA	25,478	469
	CIE Automotive SA	19,980	436
	Applus Services SA	55,185	430
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	284,153	408
	Corp. Financiera Alba SA	6,709	396
	Sacyr SA (XMAD)	140,009	377
*	Mediaset Espana Comunicacion SA	83,842	375
	Almirall SA	28,861	375
*	Melia Hotels International SA	37,871	313
*,2	Neinor Homes SA	26,333	298
[2]	Aedas Homes SA	11,224	263
	Lar Espana Real Estate Socimi SA	48,592	255
	Construcciones y Auxiliar de Ferrocarriles SA	7,051	216
	Prosegur Cia de Seguridad SA	98,413	204
	Fomento de Construcciones y Contratas SA	17,730	203
[2]	Global Dominion Access SA	47,418	196
[2]	Gestamp Automocion SA	52,799	172
*	Ence Energia y Celulosa SA	44,717	168
	Atresmedia Corp. de Medios de Comunicacion SA	33,387	128
		Shares	Market Value• ($000)
*	Tecnicas Reunidas SA	10,072	83
*	Distribuidora Internacional de Alimentacion SA	6,034,792	83
[2]	Prosegur Cash SA	110,532	82
	Banco Santander SA ADR	16,687	48
*	NH Hotel Group SA (XMAD)	7,857	29
*,3	Let S Gowex SA	3,921	—
			193,945
Sweden (0.9%)
	Investor AB Class B	768,557	14,789
[1]	Atlas Copco AB Class A	310,975	14,099
	Hexagon AB Class B	886,940	11,444
	Telefonaktiebolaget LM Ericsson Class B	1,429,788	11,406
	Volvo AB Class B	701,841	11,197
[1]	Assa Abloy AB Class B	434,560	10,982
[1]	Sandvik AB	508,488	9,625
[2]	Evolution AB	77,241	7,925
	Skandinaviska Enskilda Banken AB Class A	695,857	7,803
	Essity AB Class B	286,171	7,547
	Swedbank AB Class A	473,825	7,496
	Investor AB Class A	344,599	7,197
	Svenska Handelsbanken AB Class A	707,231	7,133
[1]	Atlas Copco AB Class B	171,812	6,800
[1]	Swedish Match AB	730,488	5,818
[1]	Boliden AB	131,113	5,685
	Nibe Industrier AB Class B	562,464	5,515
[1]	H & M Hennes & Mauritz AB Class B	423,152	5,327
	Epiroc AB Class A	257,561	5,222
	Telia Co. AB	1,212,227	5,031
	Svenska Cellulosa AB SCA Class B	218,322	4,225
[1]	Alfa Laval AB	148,702	4,139
	Epiroc AB Class B	224,228	3,912
	EQT AB	132,884	3,761
	Lundin Energy AB	88,247	3,649
	Indutrade AB	136,329	3,216
	SKF AB Class B	193,896	3,167
	Skanska AB Class B	164,753	3,147
[1]	Tele2 AB Class B	229,840	3,046
[1]	Getinge AB Class B	104,057	3,010
[1]	Industrivarden AB Class A	105,081	2,692
	Holmen AB Class B	44,209	2,555
	Castellum AB	127,550	2,526
[1]	Trelleborg AB Class B	114,650	2,515
*	Kinnevik AB Class B	117,823	2,306
*	Fastighets AB Balder Class B	46,243	2,292

93

Total World Stock Index Fund
		Shares	Market Value• ($000)
	L E Lundbergforetagen AB Class B	48,178	2,253
	Lifco AB Class B	106,565	2,235
	Sagax AB Class B	79,136	2,021
	Beijer Ref AB Class B	123,141	2,005
	Svenska Cellulosa AB SCA Class A	101,390	1,991
	Saab AB Class B	46,483	1,966
[1]	Industrivarden AB Class C	77,033	1,940
	Investment AB Latour Class B	72,959	1,933
	SSAB AB Class B	317,786	1,869
	Volvo AB Class A	111,354	1,831
	Husqvarna AB Class B	182,439	1,744
*	Swedish Orphan Biovitrum AB	82,047	1,726
	Electrolux AB Class B	111,392	1,699
	Securitas AB Class B	142,043	1,677
[1,2]	Thule Group AB	45,170	1,567
	AddTech AB Class B	88,599	1,563
	Avanza Bank Holding AB	59,045	1,495
	Axfood AB	49,705	1,471
	Fabege AB	118,364	1,437
	Nordnet AB publ	81,907	1,421
	Sweco AB Class B	98,063	1,384
[1]	Samhallsbyggnadsbolaget i Norden AB	439,878	1,382
	AAK AB	79,112	1,373
	BillerudKorsnas AB	82,492	1,273
[1,2]	Dometic Group AB	139,520	1,195
	AddLife AB Class B	51,610	1,140
*,1,2	Sinch AB	254,051	1,123
	Elekta AB Class B	164,621	1,109
*	Nordic Entertainment Group AB Class B	33,295	1,093
	Wihlborgs Fastigheter AB	62,580	1,085
	Lindab International AB	45,433	1,060
	Hexpol AB	119,824	1,029
	Nyfosa AB	91,803	1,012
[2]	Bravida Holding AB	87,121	893
	Intrum AB	36,295	877
	Loomis AB Class B	34,372	856
	AFRY AB	51,008	846
	Peab AB Class B	81,007	774
	Vitrolife AB	29,807	766
[1]	Hexatronic Group AB	18,010	762
	Arjo AB Class B	101,076	759
	SSAB AB Class A	118,306	751
	Wallenstam AB Class B	66,298	733
*	Pandox AB Class B	52,139	726
	Mips AB	10,110	718
*	Sectra AB Class B	55,270	697
	JM AB	29,862	690
	Biotage AB	32,349	670
	Instalco AB	102,205	631
		Shares	Market Value• ($000)
[1]	Samhallsbyggnadsbolaget i Norden AB Class D	233,486	612
	Corem Property Group AB Class B	280,948	595
	Vitec Software Group AB Class B	11,754	592
	Catena AB	11,190	584
	INVISIO AB	32,857	582
	AddNode Group AB Class B	13,486	570
	Electrolux Professional AB Class B	100,736	565
	Bure Equity AB	23,367	551
	Nolato AB Class B	78,505	543
	Mycronic AB	30,685	537
	Sagax AB Class D	166,867	513
[2]	Munters Group AB	84,972	508
	NCC AB Class B	40,700	504
	HMS Networks AB	12,153	497
*	Modern Times Group MTG AB Class B	46,685	494
	Hufvudstaden AB Class A	37,568	487
	Nobia AB	122,244	480
	Granges AB	58,280	479
*	Sdiptech AB Class B	13,329	467
	Cibus Nordic Real Estate AB	19,911	460
	Bufab AB	13,429	445
	Medicover AB Class B	26,280	435
	Beijer Alma AB	20,006	416
	Bilia AB Class A	29,824	414
*	Stillfront Group AB	204,293	413
*	Cint Group AB	47,645	390
	Dios Fastigheter AB	42,250	377
	Troax Group AB	16,741	372
*	VNV Global AB	88,396	369
*	Betsson AB Class B	60,095	369
	Ratos AB Class B	70,826	361
	Concentric AB	18,183	355
	Platzer Fastigheter Holding AB Class B	34,923	355
	NP3 Fastigheter AB	12,702	353
*,1	Hansa Biopharma AB	62,282	344
*	Hemnet Group AB	25,466	318
	Cloetta AB Class B	124,219	314
	SkiStar AB	15,371	299
	Clas Ohlson AB Class B	26,096	296
	Atrium Ljungberg AB Class B	18,027	295
*,2	Boozt AB	25,213	265
	Investment AB Oresund	22,015	263
*	Cary Group AB	32,101	241
*,2	Attendo AB	88,614	240
*,2	Scandic Hotels Group AB	58,544	225
[2]	Resurs Holding AB	76,489	222
*,1	SAS AB	2,003,749	208
*,1	BHG Group AB	29,885	206

94

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Svenska Handelsbanken AB Class B	18,027	203
	Systemair AB	29,856	190
	Fagerhult AB	35,407	178
*,1	Collector AB	39,722	173
	Telefonaktiebolaget LM Ericsson Class A	19,844	168
*	Mekonomen AB	13,668	157
	Corem Property Group AB Preference Shares	4,687	147
	Husqvarna AB Class A	13,494	130
*	Camurus AB	7,385	122
	Bonava AB Class B	24,050	117
*,1	BICO Group AB Class B	10,571	106
	BONAVA AB	20,064	100
*	Kinnevik AB Class A	4,257	93
	Volati AB	4,362	61
	Skandinaviska Enskilda Banken AB Class C	3,402	41
*	Solid Forsakring AB	7,648	37
	NCC AB Class A	1,486	20
*,2	Oncopeptides AB	4,279	4
*,3	Ow Bunker A/S	3,210	—
			303,277
Switzerland (2.4%)
	Nestle SA (Registered)	1,311,068	169,251
	Roche Holding AG	286,428	106,212
	Novartis AG (Registered)	999,608	88,335
	Zurich Insurance Group AG	70,896	32,277
	Cie Financiere Richemont SA Class A (Registered)	243,186	28,256
	UBS Group AG (Registered)	1,514,910	25,718
	Roche Holding AG (Bearer)	59,625	23,954
	ABB Ltd. (Registered)	780,996	23,431
	Sika AG (Registered)	72,787	22,233
	Lonza Group AG (Registered)	35,237	20,777
	Givaudan SA (Registered)	4,393	17,460
	Alcon Inc.	218,853	15,626
	Swiss Re AG	137,479	11,274
	Partners Group Holding AG	10,629	11,261
	Holcim Ltd.	227,722	11,135
	Geberit AG (Registered)	16,788	9,574
	Sonova Holding AG (Registered)	25,262	9,110
	Swiss Life Holding AG (Registered)	14,591	8,532
	Credit Suisse Group AG (Registered)	1,218,041	8,267
	SGS SA (Registered)	2,749	7,064
		Shares	Market Value• ($000)
	Swisscom AG (Registered)	11,921	7,049
	Kuehne + Nagel International AG (Registered)	24,079	6,736
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	598	6,707
	Straumann Holding AG	49,220	5,803
	Julius Baer Group Ltd.	100,402	4,798
	Chocoladefabriken Lindt & Spruengli AG (Registered)	40	4,742
	Logitech International SA (Registered)	68,542	4,461
	Vifor Pharma AG (XSWX)	24,943	4,406
	Schindler Holding AG Ptg. Ctf.	20,727	3,982
	Barry Callebaut AG (Registered)	1,708	3,931
	Swatch Group AG (Bearer)	15,209	3,903
[2]	VAT Group AG	12,018	3,717
	Baloise Holding AG (Registered)	20,392	3,547
	SIG Combibloc Group AG	162,327	3,398
	Swiss Prime Site AG (Registered)	34,288	3,351
	EMS-Chemie Holding AG (Registered)	3,495	3,118
	Adecco Group AG (Registered)	79,423	3,065
	Temenos AG (Registered)	28,018	2,828
	PSP Swiss Property AG (Registered)	19,676	2,480
	Belimo Holding AG (Registered)	4,540	2,244
	Helvetia Holding AG (Registered)	17,455	2,243
	Georg Fischer AG	40,160	2,180
	Clariant AG (Registered)	109,478	1,869
	Tecan Group AG (Registered)	6,051	1,818
*	Holcim Ltd. (XSWX)	34,256	1,687
[2]	Galenica AG	22,183	1,634
*	Flughafen Zurich AG (Registered)	8,937	1,511
	Schindler Holding AG (Registered)	7,704	1,479
	DKSH Holding AG	17,066	1,465
*	ams AG	114,277	1,398
	Siegfried Holding AG (Registered)	1,852	1,343
	Bachem Holding AG (Registered) Class B	2,956	1,290
	Daetwyler Holding AG (Bearer)	3,974	1,278
	Allreal Holding AG (Registered)	6,536	1,233

95

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Bucher Industries AG (Registered)	3,104	1,119
	Banque Cantonale Vaudoise (Registered)	13,100	1,107
*,1	Idorsia Ltd.	62,337	1,064
*	Dufry AG (Registered)	26,709	1,063
	Mobimo Holding AG (Registered)	3,484	996
	BKW AG	7,869	958
	SFS Group AG	7,586	950
	Valiant Holding AG (Registered)	9,267	926
	Cembra Money Bank AG	12,697	916
[1]	Stadler Rail AG	24,936	906
	Vontobel Holding AG (Registered)	11,802	863
	Emmi AG (Registered)	864	856
	Burckhardt Compression Holding AG	1,518	774
	OC Oerlikon Corp. AG (Registered)	106,963	763
	Inficon Holding AG (Registered)	830	756
	Interroll Holding AG (Registered)	238	721
	Swissquote Group Holding SA (Registered)	4,272	694
	Huber + Suhner AG (Registered)	7,880	691
	Comet Holding AG (Registered)	3,187	689
	Landis+Gyr Group AG	11,412	637
	St. Galler Kantonalbank AG (Registered)	1,296	625
	Forbo Holding AG (Registered)	422	618
	dormakaba Holding AG	1,320	613
	Swatch Group AG (Registered)	11,868	586
	Softwareone Holding AG	43,289	585
*	Dottikon Es Holding AG (Registered)	1,904	574
*,1	Meyer Burger Technology AG	1,179,686	559
	Sulzer AG (Registered)	7,450	558
[2]	PolyPeptide Group AG	6,154	539
*,2	Sensirion Holding AG	4,421	530
	Komax Holding AG (Registered)	1,979	520
	Kardex Holding AG (Registered)	2,707	515
	Vifor Pharma AG	2,444	436
	Bystronic AG	520	432
	LEM Holding SA (Registered)	187	431
	Leonteq AG	6,314	430
		Shares	Market Value• ($000)
[2]	Medmix AG	12,792	430
	VZ Holding AG	5,300	394
*	Zur Rose Group AG	3,209	394
*	Aryzta AG	409,694	381
	Intershop Holding AG	583	380
	Schweiter Technologies AG (Bearer)	370	372
	Valora Holding AG (Registered)	2,104	344
	Ascom Holding AG (Registered)	35,386	313
*	u-blox Holding AG	3,709	308
	Bossard Holding AG (Registered) Class A	1,395	302
	Zehnder Group AG	3,781	296
*,1	COSMO Pharmaceuticals NV	5,142	294
*	Implenia AG (Registered)	12,856	291
	Arbonia AG	15,299	272
	Bobst Group SA (Registered)	2,817	238
*,2	Medacta Group SA	2,055	234
*	ALSO Holding AG (Registered)	1,028	232
*,1	Basilea Pharmaceutica AG (Registered)	6,878	230
	Hiag Immobilien Holding AG	2,215	230
	Autoneum Holding AG	1,863	220
*	APG SGA SA	1,157	220
*,2	Medartis Holding AG	2,048	216
	Bell Food Group AG (Registered)	785	213
	EFG International AG	26,628	201
	Ypsomed Holding AG (Registered)	1,264	181
	Vetropack Holding AG Class A (Registered)	4,376	180
	Rieter Holding AG (Registered)	1,063	145
*,2	Montana Aerospace AG	5,567	85
	VP Bank AG Class A	742	74
*	Swiss Steel Holding AG	161,037	46
	Mobimo Holding AG Rights Exp. 5/3/22	610	2
			790,159
Taiwan (1.9%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	8,983,413	162,444
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	480,721	44,673
	Hon Hai Precision Industry Co. Ltd.	5,783,848	19,816

96

Total World Stock Index Fund
		Shares	Market Value• ($000)
	MediaTek Inc.	706,558	19,478
	Delta Electronics Inc.	1,037,311	8,659
	CTBC Financial Holding Co. Ltd.	8,601,715	8,461
	Fubon Financial Holding Co. Ltd.	3,345,678	8,401
	Formosa Plastics Corp.	2,348,873	8,350
	Cathay Financial Holding Co. Ltd.	3,934,895	8,273
	United Microelectronics Corp.	5,138,780	8,163
	Nan Ya Plastics Corp.	2,720,423	7,948
	Mega Financial Holding Co. Ltd.	5,186,769	7,292
	China Steel Corp.	5,833,390	7,066
	E.Sun Financial Holding Co. Ltd.	6,043,396	6,902
	Evergreen Marine Corp. Taiwan Ltd.	1,290,956	6,206
	Uni-President Enterprises Corp.	2,310,992	5,347
	ASE Technology Holding Co. Ltd.	1,627,636	5,193
	Chailease Holding Co. Ltd.	631,830	5,021
	Yuanta Financial Holding Co. Ltd.	5,357,903	4,716
	China Development Financial Holding Corp.	7,781,685	4,693
	First Financial Holding Co. Ltd.	4,883,826	4,587
	Taiwan Cooperative Financial Holding Co. Ltd.	4,686,157	4,506
	Formosa Chemicals & Fibre Corp.	1,603,259	4,318
	Unimicron Technology Corp.	609,000	4,272
	Chunghwa Telecom Co. Ltd. ADR	97,033	4,252
	Taiwan Cement Corp.	2,561,921	3,977
	Asustek Computer Inc.	327,169	3,935
	Novatek Microelectronics Corp.	283,025	3,744
	Hua Nan Financial Holdings Co. Ltd.	4,526,602	3,620
	Chunghwa Telecom Co. Ltd.	806,000	3,573
	Quanta Computer Inc.	1,262,450	3,556
	Taishin Financial Holding Co. Ltd.	5,186,315	3,392
*	Yang Ming Marine Transport Corp.	793,030	3,308
	Realtek Semiconductor Corp.	227,420	3,086
*	Yageo Corp.	225,553	3,044
	Sinopac Holdings Co.	4,834,756	2,977
	Hotai Motor Co. Ltd.	151,288	2,950
		Shares	Market Value• ($000)
	Taiwan Mobile Co. Ltd.	774,800	2,847
	Largan Precision Co. Ltd.	50,020	2,839
	Silergy Corp.	29,000	2,582
	Shanghai Commercial & Savings Bank Ltd.	1,509,000	2,489
	President Chain Store Corp.	264,137	2,444
	E Ink Holdings Inc.	414,000	2,367
	Advantech Co. Ltd.	189,674	2,358
	Walsin Lihwa Corp.	1,528,000	2,277
	Pegatron Corp.	932,954	2,210
	Accton Technology Corp.	278,000	2,168
	Lite-On Technology Corp.	946,988	2,075
	Far EasTone Telecommunications Co. Ltd.	722,000	2,029
	Formosa Petrochemical Corp.	656,140	2,024
	Innolux Corp.	4,429,885	2,017
	Shin Kong Financial Holdings Co. Ltd.	5,981,851	1,978
	Ruentex Development Co. Ltd.	739,763	1,936
	Asia Cement Corp.	1,184,264	1,924
	Airtac International Group	70,804	1,922
	Chang Hwa Bank	3,065,348	1,916
	Wan Hai Lines Ltd.	390,700	1,894
	Globalwafers Co. Ltd.	107,000	1,865
	Far Eastern New Century Corp.	1,824,279	1,849
	Catcher Technology Co. Ltd.	328,310	1,607
	Synnex Technology International Corp.	613,498	1,597
	Eclat Textile Co. Ltd.	96,166	1,578
	Parade Technologies Ltd.	33,000	1,569
	ASPEED Technology Inc.	17,000	1,493
	Vanguard International Semiconductor Corp.	419,000	1,474
	eMemory Technology Inc.	35,000	1,471
	Wiwynn Corp.	42,000	1,436
	Sino-American Silicon Products Inc.	284,000	1,414
*	Eva Airways Corp.	1,195,817	1,405
	Compal Electronics Inc.	1,846,323	1,385
	WPG Holdings Ltd.	745,440	1,368
	Nan Ya Printed Circuit Board Corp.	102,000	1,355
	Feng TAY Enterprise Co. Ltd.	207,509	1,336
	AU Optronics Corp.	2,293,000	1,310

97

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Winbond Electronics Corp.	1,413,726	1,276
	Pou Chen Corp.	1,221,524	1,274
	Wistron Corp.	1,277,152	1,230
	Giant Manufacturing Co. Ltd.	145,881	1,220
	Win Semiconductors Corp.	186,151	1,212
	Acer Inc.	1,288,551	1,195
	Micro-Star International Co. Ltd.	294,000	1,187
	Bizlink Holding Inc.	115,616	1,157
*	Tatung Co. Ltd.	1,019,789	1,147
	Inventec Corp.	1,285,554	1,098
*	China Airlines Ltd.	1,195,000	1,098
	Powertech Technology Inc.	348,000	1,093
	AU Optronics Corp. ADR	191,821	1,091
*	Walsin Technology Corp.	262,968	1,075
	Macronix International Co. Ltd.	829,903	1,056
	Elite Material Co. Ltd.	142,000	1,050
	Zhen Ding Technology Holding Ltd.	289,700	1,026
	Voltronic Power Technology Corp.	23,322	1,020
	Taiwan Business Bank	2,363,597	1,013
	Cheng Shin Rubber Industry Co. Ltd.	894,379	1,008
	TA Chen Stainless Pipe	677,072	1,001
	Chroma ATE Inc.	179,000	995
*	Oneness Biotech Co. Ltd.	151,000	990
	Sinbon Electronics Co. Ltd.	112,499	988
	Lien Hwa Industrial Holdings Corp.	494,753	937
	Foxconn Technology Co. Ltd.	472,514	936
	Ruentex Industries Ltd.	243,048	936
	Teco Electric and Machinery Co. Ltd.	890,000	935
	Taiwan Fertilizer Co. Ltd.	370,000	931
	Hiwin Technologies Corp.	125,363	928
	Tripod Technology Corp.	220,000	917
	Taiwan High Speed Rail Corp.	963,000	912
	Phison Electronics Corp.	70,000	902
	Alchip Technologies Ltd.	29,882	875
	Merida Industry Co. Ltd.	106,400	865
		Shares	Market Value• ($000)
	Compeq Manufacturing Co. Ltd.	559,000	853
	Simplo Technology Co. Ltd.	86,640	851
	Nanya Technology Corp.	386,324	845
	Chicony Electronics Co. Ltd.	302,231	841
	Gigabyte Technology Co. Ltd.	233,000	836
	Faraday Technology Corp.	94,800	809
	ASMedia Technology Inc.	17,000	800
	Lotes Co. Ltd.	31,800	778
	Radiant Opto-Electronics Corp.	213,314	735
	Highwealth Construction Corp.	462,394	733
*	China Petrochemical Development Corp.	1,832,488	725
	Elan Microelectronics Corp.	143,400	723
	Wisdom Marine Lines Co. Ltd.	231,196	711
	Yulon Finance Corp.	90,575	705
	IBF Financial Holdings Co. Ltd.	1,300,524	705
	King Yuan Electronics Co. Ltd.	515,000	697
[1]	United Microelectronics Corp. ADR	87,418	696
	Wistron NeWeb Corp.	263,400	677
	ITEQ Corp.	191,244	671
	Chipbond Technology Corp.	292,000	657
	Kinsus Interconnect Technology Corp.	116,000	654
	Taiwan Glass Industry Corp.	862,842	649
	Taichung Commercial Bank Co. Ltd.	1,276,579	643
	YFY Inc.	599,000	631
*	FLEXium Interconnect Inc.	202,154	627
	Tung Ho Steel Enterprise Corp.	290,110	616
	King's Town Bank Co. Ltd.	458,000	605
*	ENNOSTAR Inc.	304,278	596
	Qisda Corp.	556,000	591
	Makalot Industrial Co. Ltd.	94,985	584
	Nien Made Enterprise Co. Ltd.	55,000	579
	momo.com Inc.	21,700	573
	Genius Electronic Optical Co. Ltd.	43,911	553

98

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Great Wall Enterprise Co. Ltd.	308,146	549
*	Medigen Vaccine Biologics Corp.	64,591	545
	Tong Hsing Electronic Industries Ltd.	67,130	521
	Chung Hung Steel Corp.	409,000	516
	Global Unichip Corp.	37,000	507
	Asia Vital Components Co. Ltd.	145,000	501
*	HTC Corp.	313,491	493
	Capital Securities Corp.	924,220	488
	Eternal Materials Co. Ltd.	380,919	488
	Cheng Loong Corp.	432,000	487
	ChipMOS Technologies Inc.	312,682	486
	Kenda Rubber Industrial Co. Ltd.	454,000	483
	TXC Corp.	158,000	481
	Mitac Holdings Corp.	511,589	478
	Feng Hsin Steel Co. Ltd.	169,000	476
	AP Memory Technology Corp.	57,700	475
	Pan Jit International Inc.	188,800	474
	Poya International Co. Ltd.	44,243	470
	International Games System Co. Ltd.	19,000	467
	Taiwan Secom Co. Ltd.	125,675	465
	Wafer Works Corp.	257,601	464
	CTCI Corp.	293,000	461
	WT Microelectronics Co. Ltd.	189,986	458
	Jentech Precision Industrial Co. Ltd.	36,000	455
	Goldsun Building Materials Co. Ltd.	462,137	454
	Formosa Taffeta Co. Ltd.	488,000	448
	Everlight Electronics Co. Ltd.	304,000	440
	Gold Circuit Electronics Ltd.	159,000	438
	Clevo Co.	383,628	438
*	Episil Technologies Inc.	125,666	434
	Elite Semiconductor Microelectronics Technology Inc.	105,000	431
	United Integrated Services Co. Ltd.	68,200	412
	HannStar Display Corp.	931,265	409
	Taiwan Surface Mounting Technology Corp.	115,250	404
	U-Ming Marine Transport Corp.	185,000	398
		Shares	Market Value• ($000)
*	United Renewable Energy Co. Ltd.	551,502	398
	Greatek Electronics Inc.	170,000	395
	Solar Applied Materials Technology Corp.	240,571	395
	Tong Yang Industry Co. Ltd.	349,000	391
	Grand Pacific Petrochemical	447,000	390
	TSRC Corp.	357,925	387
	Kinpo Electronics	806,000	381
	Chung-Hsin Electric & Machinery Manufacturing Corp.	208,000	381
	Topco Scientific Co. Ltd.	67,047	378
	Shinkong Synthetic Fibers Corp.	567,000	377
	Far Eastern International Bank	926,316	375
	Fitipower Integrated Technology Inc.	64,603	374
*	Yieh Phui Enterprise Co. Ltd.	523,136	372
	SDI Corp.	85,000	371
*	Oriental Union Chemical Corp.	528,000	362
	Sitronix Technology Corp.	42,000	360
	King Slide Works Co. Ltd.	27,000	360
	Taiwan Paiho Ltd.	159,000	359
	Tainan Spinning Co. Ltd.	519,543	358
	Nuvoton Technology Corp.	74,000	355
	Rexon Industrial Corp. Ltd.	263,000	351
*	Nan Kang Rubber Tire Co. Ltd.	268,493	349
	Primax Electronics Ltd.	184,000	344
	Sigurd Microelectronics Corp.	178,781	339
	Fusheng Precision Co. Ltd.	46,000	339
*	Microbio Co. Ltd.	171,962	336
	China Steel Chemical Corp.	87,000	335
	USI Corp.	341,645	333
	TCI Co. Ltd.	56,022	321
	FocalTech Systems Co. Ltd.	82,655	318
	Coretronic Corp.	165,400	315
	XinTec Inc.	68,000	311
	Chin-Poon Industrial Co. Ltd.	306,000	308
	Holy Stone Enterprise Co. Ltd.	80,200	308
	Advanced Energy Solution Holding Co. Ltd.	10,000	305
	Nantex Industry Co. Ltd.	164,000	303

99

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Taiwan TEA Corp.	469,000	302
	Dynamic Electronics Co. Ltd.	422,760	301
	Getac Holdings Corp.	192,000	298
	Ardentec Corp.	204,903	298
	Hota Industrial Manufacturing Co. Ltd.	116,940	298
*	Ambassador Hotel	271,000	289
	Yulon Motor Co. Ltd.	217,430	289
	Transcend Information Inc.	120,000	288
	Standard Foods Taiwan Ltd.	168,400	287
	Charoen Pokphand Enterprise	104,000	286
	Far Eastern Department Stores Ltd.	405,115	285
	Sunny Friend Environmental Technology Co. Ltd.	37,000	282
	Ta Ya Electric Wire & Cable	293,176	280
	Huaku Development Co. Ltd.	89,000	278
	Taiwan Semiconductor Co. Ltd.	108,000	277
	Shiny Chemical Industrial Co. Ltd.	40,000	277
	KMC Kuei Meng International Inc.	50,000	276
	O-Bank Co. Ltd.	845,000	271
	Century Iron & Steel Industrial Co. Ltd.	63,000	270
	Taiwan Hon Chuan Enterprise Co. Ltd.	105,772	269
	Wei Chuan Foods Corp.	354,000	269
	PharmaEngine Inc.	91,038	268
*	TSEC Corp.	182,000	268
	L&K Engineering Co. Ltd.	273,000	267
	YungShin Global Holding Corp.	181,350	264
	Sanyang Motor Co. Ltd.	279,000	263
	Radium Life Tech Co. Ltd.	759,440	257
	Taiwan Mask Corp.	105,158	257
	Arcadyan Technology Corp.	60,099	256
	Via Technologies Inc.	156,000	254
	International CSRC Investment Holdings Co.	323,447	254
	Apex International Co. Ltd.	80,000	254
	Evergreen International Storage & Transport Corp.	210,000	253
	WUS Printed Circuit Co. Ltd.	261,457	253
		Shares	Market Value• ($000)
	Farglory Land Development Co. Ltd.	110,000	250
	Taiwan Sakura Corp.	118,994	250
	Systex Corp.	91,000	249
*	Phihong Technology Co. Ltd.	193,000	249
*	Taigen Biopharmaceuticals Holdings Ltd.	426,872	249
*	Shining Building Business Co. Ltd.	730,915	247
	Taiwan Union Technology Corp.	95,000	245
	China Chemical & Pharmaceutical Co. Ltd.	294,000	242
	RichWave Technology Corp.	36,000	242
*	RDC Semiconductor Co. Ltd.	23,000	242
	Topkey Corp.	57,000	239
	Dimerco Express Corp.	68,466	238
	CMC Magnetics Corp.	787,080	236
	OptoTech Corp.	171,312	236
	Center Laboratories Inc.	110,775	236
	President Securities Corp.	334,670	235
	CHC Healthcare Group	152,268	235
	Xxentria Technology Materials Corp.	105,000	234
	Genesys Logic Inc.	36,000	234
	Mercuries & Associates Holding Ltd.	335,321	232
	Kinik Co.	54,000	232
	Pegavision Corp.	17,000	232
	Machvision Inc.	37,404	231
	Ennoconn Corp.	34,976	231
*	OBI Pharma Inc.	61,225	230
	Chia Hsin Cement Corp.	341,000	229
	Depo Auto Parts Ind Co. Ltd.	118,000	229
	Longchen Paper & Packaging Co. Ltd.	338,689	228
	Global Mixed Mode Technology Inc.	34,000	227
	Visual Photonics Epitaxy Co. Ltd.	79,250	227
	Wah Lee Industrial Corp.	64,260	225
	Fulgent Sun International Holding Co. Ltd.	43,029	224
	Formosan Rubber Group Inc.	287,890	217
	ADATA Technology Co. Ltd.	92,190	217
*	Etron Technology Inc.	106,467	216
	Basso Industry Corp.	152,200	216

100

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Chong Hong Construction Co. Ltd.	87,152	216
	Foxsemicon Integrated Technology Inc.	29,900	215
	Supreme Electronics Co. Ltd.	138,210	214
	Hotai Finance Co. Ltd.	57,000	214
	Sercomm Corp.	76,000	212
	Sinyi Realty Inc.	177,358	211
	TTY Biopharm Co. Ltd.	83,541	211
	AURAS Technology Co. Ltd.	38,000	211
	Formosa International Hotels Corp.	36,058	210
*	CSBC Corp. Taiwan	297,615	210
	Grape King Bio Ltd.	43,000	209
*	EirGenix Inc.	70,000	209
	China Motor Corp.	104,800	208
	Ichia Technologies Inc.	396,000	208
	Ability Enterprise Co. Ltd.	268,000	207
	China General Plastics Corp.	184,895	207
	Hsin Kuang Steel Co. Ltd.	96,000	207
	Ton Yi Industrial Corp.	389,000	207
	Iron Force Industrial Co. Ltd.	92,000	207
	Jih Sun Financial Holdings Co. Ltd.	488,938	206
	Taiwan Cogeneration Corp.	155,000	201
	Asia Polymer Corp.	163,556	200
	Merry Electronics Co. Ltd.	72,309	200
	Cheng Uei Precision Industry Co. Ltd.	173,000	199
	Cathay Real Estate Development Co. Ltd.	319,200	199
	Kuo Yang Construction Co. Ltd.	293,000	199
	Huang Hsiang Construction Corp.	105,000	196
	General Interface Solution Holding Ltd.	63,000	194
	UPC Technology Corp.	344,265	191
	Jess-Link Products Co. Ltd.	144,750	190
	Yeong Guan Energy Technology Group Co. Ltd.	80,639	190
	TYC Brother Industrial Co. Ltd.	288,000	189
	Asia Optical Co. Inc.	80,000	189
		Shares	Market Value• ($000)
	Kindom Development Co. Ltd.	161,700	189
	Toung Loong Textile Manufacturing	173,000	189
	Sunplus Technology Co. Ltd.	171,000	188
	TaiDoc Technology Corp.	19,000	187
	Gudeng Precision Industrial Co. Ltd.	26,201	187
	Holtek Semiconductor Inc.	60,000	186
*	Shihlin Paper Corp.	99,000	186
	Flytech Technology Co. Ltd.	74,853	184
	Cleanaway Co. Ltd.	27,000	183
	Rich Development Co. Ltd.	594,000	183
	Dyaco International Inc.	131,000	182
	Adimmune Corp.	131,485	181
	Innodisk Corp.	26,340	180
	BES Engineering Corp.	560,000	180
	Continental Holdings Corp.	200,000	180
	Anpec Electronics Corp.	28,000	175
	Chun Yuan Steel Industry Co. Ltd.	244,000	175
	Prince Housing & Development Corp.	412,050	174
	T3EX Global Holdings Corp.	44,000	173
	Aten International Co. Ltd.	63,000	172
	Pixart Imaging Inc.	44,000	171
*	TaiMed Biologics Inc.	81,000	171
	Chang Wah Electromaterials Inc.	144,000	170
*	Lealea Enterprise Co. Ltd.	470,000	170
	Formosa Sumco Technology Corp.	26,000	168
	China Electric Manufacturing Corp.	275,360	168
	Posiflex Technology Inc.	42,169	168
	Silicon Integrated Systems Corp.	224,245	167
	Sporton International Inc.	27,092	167
	Co-Tech Development Corp.	85,000	165
	AmTRAN Technology Co. Ltd.	337,105	164
	Advanced Ceramic X Corp.	20,000	164
	Weltrend Semiconductor	70,599	163

101

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Advanced Wireless Semiconductor Co.	58,437	163
	Chang Wah Technology Co. Ltd.	54,000	163
	Darfon Electronics Corp.	101,000	161
	Universal Vision Biotechnology Co. Ltd.	19,000	159
	Test Research Inc.	68,000	158
	Pan-International Industrial Corp.	142,000	158
	Hung Sheng Construction Ltd.	181,912	156
*	First Steamship Co. Ltd.	419,936	155
	St. Shine Optical Co. Ltd.	17,000	153
*	Newmax Technology Co. Ltd.	150,000	153
	Gloria Material Technology Corp.	157,000	152
	Lotus Pharmaceutical Co. Ltd.	39,000	152
*	Roo Hsing Co. Ltd.	874,000	151
	Chicony Power Technology Co. Ltd.	63,000	149
	China Man-Made Fiber Corp.	516,602	149
	YC INOX Co. Ltd.	137,692	148
	IEI Integration Corp.	96,605	145
	Zeng Hsing Industrial Co. Ltd.	31,000	145
	LandMark Optoelectronics Corp.	30,600	145
	Marketech International Corp.	34,000	145
	AcBel Polytech Inc.	150,000	144
	Cub Elecparts Inc.	31,044	144
	Soft-World International Corp.	50,000	143
	ITE Technology Inc.	44,000	142
	Tyntek Corp.	194,000	141
	Chlitina Holding Ltd.	22,400	140
	Nan Pao Resins Chemical Co. Ltd.	34,000	140
	Amazing Microelectronic Corp.	32,000	140
	ASROCK Inc.	25,000	138
	Taiwan PCB Techvest Co. Ltd.	83,000	137
	Fittech Co. Ltd.	25,781	137
	Andes Technology Corp.	14,000	137
	Actron Technology Corp.	26,000	137
	TPK Holding Co. Ltd.	117,958	136
	Swancor Holding Co. Ltd.	30,000	134
*	Orient Semiconductor Electronics Ltd.	208,605	134
		Shares	Market Value• ($000)
	Acter Group Corp. Ltd.	19,788	133
	Gamania Digital Entertainment Co. Ltd.	62,000	133
*	Mercuries Life Insurance Co. Ltd.	507,966	133
	Advanced International Multitech Co. Ltd.	46,000	132
	Tung Thih Electronic Co. Ltd.	26,000	132
	Senao International Co. Ltd.	114,000	131
	Bank of Kaohsiung Co. Ltd.	272,629	130
	Federal Corp.	170,612	130
*	Asia Pacific Telecom Co. Ltd.	507,508	130
	Everlight Chemical Industrial Corp.	170,240	129
	Sampo Corp.	121,600	127
	Thinking Electronic Industrial Co. Ltd.	30,000	126
	Unizyx Holding Corp.	133,000	126
	Ultra Chip Inc.	29,000	126
	Sincere Navigation Corp.	124,790	125
	Sonix Technology Co. Ltd.	49,000	124
	Nichidenbo Corp.	68,000	121
	Shin Zu Shing Co. Ltd.	42,691	121
	Globe Union Industrial Corp.	288,000	120
	VIA Labs Inc.	12,000	119
*	Unitech Printed Circuit Board Corp.	210,120	118
	Dynapack International Technology Corp.	43,000	116
	FSP Technology Inc.	84,000	116
	Taiyen Biotech Co. Ltd.	100,000	116
	Syncmold Enterprise Corp.	48,750	116
	Chief Telecom Inc.	12,000	116
	Kaimei Electronic Corp.	53,000	116
	Hannstar Board Corp.	89,059	115
	Adlink Technology Inc.	59,584	115
	Sensortek Technology Corp.	10,000	113
*	91APP Inc.	26,000	113
	China Metal Products	101,000	112
	Motech Industries Inc.	108,133	112
	CyberTAN Technology Inc.	148,000	111
	GeneReach Biotechnology Corp.	19,324	111
	Chunghwa Precision Test Tech Co. Ltd.	7,000	111

102

Total World Stock Index Fund
		Shares	Market Value• ($000)
	ScinoPharm Taiwan Ltd.	133,245	110
	Lung Yen Life Service Corp.	67,000	109
*	Firich Enterprises Co. Ltd.	115,127	107
*	Lingsen Precision Industries Ltd.	151,000	106
	Hu Lane Associate Inc.	30,575	106
*	Gigastorage Corp.	141,195	105
	Taiwan Styrene Monomer	190,450	104
	Gemtek Technology Corp.	102,000	104
	Alpha Networks Inc.	107,772	104
	PChome Online Inc.	39,587	104
	Namchow Holdings Co. Ltd.	64,000	103
	Egis Technology Inc.	27,000	100
*	Chung Hwa Pulp Corp.	152,421	98
	Hong Pu Real Estate Development Co. Ltd.	140,000	98
	Elite Advanced Laser Corp.	67,412	98
	Altek Corp.	78,600	97
	D-Link Corp.	169,475	96
	Johnson Health Tech Co. Ltd.	49,105	96
*	Career Technology MFG. Co. Ltd.	134,522	94
	Kuo Toong International Co. Ltd.	127,374	92
	Sunonwealth Electric Machine Industry Co. Ltd.	69,000	89
*	Medigen Biotechnology Corp.	49,000	89
	Kung Long Batteries Industrial Co. Ltd.	19,000	88
	KEE TAI Properties Co. Ltd.	212,000	88
	Gourmet Master Co. Ltd.	28,245	88
	Ho Tung Chemical Corp.	251,141	86
	Yulon Nissan Motor Co. Ltd.	10,000	84
	TA-I Technology Co. Ltd.	45,750	83
	Bioteque Corp.	22,000	82
	Speed Tech Corp.	46,000	81
	Taiflex Scientific Co. Ltd.	54,800	81
	Wowprime Corp.	21,665	81
	Run Long Construction Co. Ltd.	38,806	80
	Quanta Storage Inc.	59,000	79
	HannsTouch Solution Inc.	200,133	78
	Shin Foong Specialty & Applied Materials Co. Ltd.	22,000	78
		Shares	Market Value• ($000)
*	ALI Corp.	86,811	76
	Rechi Precision Co. Ltd.	120,000	70
	Global Brands Manufacture Ltd.	61,640	67
*	Brogent Technologies Inc.	17,529	67
*	Li Peng Enterprise Co. Ltd.	240,600	66
	Gigasolar Materials Corp.	13,400	66
	Infortrend Technology Inc.	127,000	64
	Sheng Yu Steel Co. Ltd.	56,000	63
*	Ritek Corp.	202,257	61
*	AGV Products Corp.	149,440	59
*,3	Unity Opto Technology Co. Ltd.	378,000	53
*	Tong-Tai Machine & Tool Co. Ltd.	102,560	52
	Nidec Chaun-Choung Technology Corp.	13,000	52
*	Savior Lifetec Corp.	81,096	52
	Nan Liu Enterprise Co. Ltd.	16,000	51
*	Darwin Precisions Corp.	142,000	50
	Elitegroup Computer Systems Co. Ltd.	73,000	46
	Test Rite International Co. Ltd.	54,959	41
	Cyberlink Corp.	11,000	31
*	Zinwell Corp.	43,000	25
*	Li Cheng Enterprise Co. Ltd.	28,407	24
*,3	Pharmally International Holding Co. Ltd.	10,673	21
*,3	Pihsiang Machinery Manufacturing Co. Ltd.	38,000	—
*,3	Xpec Entertainment Inc.	21,468	—
			623,155
Thailand (0.3%)
	PTT PCL	6,813,380	7,405
	CP ALL PCL	2,928,000	5,521
*,1	Airports of Thailand PCL	2,084,250	4,028
	Advanced Info Service PCL	523,000	3,270
	Bangkok Dusit Medical Services PCL Class F	4,174,200	3,125
	Kasikornbank PCL	681,966	3,019
	PTT Exploration & Production PCL	674,081	2,949
*,1	Jasmine Technology Solution PCL	168,500	2,709
	Siam Cement PCL (Registered)	250,306	2,690
	Gulf Energy Development PCL	1,815,480	2,561
	SCB X PCL Foreign	696,100	2,337

103

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Central Pattana PCL	1,299,800	2,279
*	Minor International PCL	1,794,231	1,813
	Energy Absolute PCL	694,100	1,781
	Siam Cement PCL NDVR	162,800	1,750
	Delta Electronics Thailand PCL	157,900	1,653
	Central Retail Corp. PCL	1,443,000	1,649
	Charoen Pokphand Foods PCL	2,235,800	1,570
	PTT Global Chemical PCL	1,072,115	1,554
	Intouch Holdings PCL Class F	709,931	1,445
	Indorama Ventures PCL	986,000	1,291
*	Esso Thailand PCL	4,440,100	1,204
	Bangkok Bank PCL (Registered)	300,848	1,135
	PTT Oil & Retail Business PCL	1,534,900	1,114
[1]	Banpu PCL (Registered)	3,044,504	1,085
	Home Product Center PCL	2,375,898	1,033
	Krung Thai Bank PCL	2,295,775	1,012
	Krungthai Card PCL	601,400	1,005
	Digital Telecommunications Infrastructure Fund Class F	2,434,517	1,001
	BTS Group Holdings PCL	3,809,911	996
	SCG Packaging PCL	578,300	927
	Thonburi Healthcare Group PCL	451,600	811
	Bangkok Expressway & Metro PCL	3,340,157	800
	Tisco Financial Group PCL	302,800	799
[1]	Thai Oil PCL	477,500	781
	JMT Network Services PCL Class F	304,264	769
	Bumrungrad Hospital PCL	162,300	756
	TMBThanachart Bank PCL	19,947,269	752
	KCE Electronics PCL	412,300	732
	Kiatnakin Bank PCL	331,900	695
[1]	Mega Lifesciences PCL	486,800	692
	Ngern Tid Lor PCL	633,230	676
	True Corp. PCL	4,725,554	662
[1]	Com7 PCL Class F	547,600	662
	Siam Makro PCL	583,377	636
	Global Power Synergy PCL Class F	323,093	623
	Singer Thailand PCL	372,900	622
	Thai Union Group PCL Class F	1,236,080	608
		Shares	Market Value• ($000)
	Jasmine Broadband Internet Infrastructure Fund Class F	1,805,600	579
	Osotspa PCL	562,700	571
	Land & Houses PCL (Registered)	2,022,600	562
	Electricity Generating PCL	113,000	547
	Siam Global House PCL	809,311	513
	CPN Retail Growth Leasehold REIT	852,800	503
[1]	IRPC PCL	4,980,000	502
[1]	Jay Mart PCL	263,000	476
	Srisawad Corp. PCL	298,605	464
	Gunkul Engineering PCL	2,747,899	462
[1]	Berli Jucker PCL	462,784	461
	Total Access Communication PCL	336,900	451
	VGI PCL	3,130,323	451
	Carabao Group PCL Class F	140,500	447
	Ratch Group PCL	342,824	440
	Asset World Corp. PCL	3,135,100	439
[1]	Muangthai Capital PCL	321,700	431
	Bangkok Commercial Asset Management PCL (XBKK)	772,900	431
	Land & Houses PCL NVDR	1,482,900	412
[1]	Sri Trang Gloves Thailand PCL	578,400	409
	Supalai PCL	616,000	393
*	Central Plaza Hotel PCL	290,900	393
	Hana Microelectronics PCL	292,700	379
	SCB X PCL NVDR	111,400	374
[1]	CK Power PCL	2,330,445	369
	Bangchak Corp. PCL	377,100	367
	Bangkok Chain Hospital PCL	566,200	354
	Bangkok Life Assurance PCL NVDR	269,040	345
	Thailand Future Fund	1,367,400	336
[1]	CH Karnchang PCL	575,000	326
	AP Thailand PCL	921,500	316
*	Dhipaya Group Holdings PCL	167,300	314
[1]	B Grimm Power PCL	322,200	304
	Thanachart Capital PCL	247,100	289
	Krung Thai Bank PCL NDVR	633,000	279
[1]	TTW PCL	870,200	279
	Chularat Hospital PCL Class F	2,340,180	266
	Sansiri PCL	7,649,500	259

104

Total World Stock Index Fund
		Shares	Market Value• ($000)
	IMPACT Growth REIT	513,000	252
[1]	MK Restaurants Group PCL	157,200	251
[1]	Sri Trang Agro-Industry PCL	331,096	243
	Amata Corp. PCL	383,249	242
	WHA Corp. PCL	2,428,602	237
	Dohome PCL (XBKK)	381,360	222
[1]	Sino-Thai Engineering & Construction PCL	539,500	203
	AEON Thana Sinsap Thailand PCL	36,100	202
*	STARK Corp. PCL	1,480,800	202
*	Plan B Media Pcl Class F	881,216	201
	Thoresen Thai Agencies PCL	707,352	199
	Thai Vegetable Oil PCL	206,400	194
	TPI Polene PCL	4,173,300	182
	TQM Corp. PCL	123,600	179
[1]	BEC World PCL	397,300	178
	LPN Development PCL	1,259,200	169
	Quality Houses PCL	2,442,183	159
	Star Petroleum Refining PCL	484,700	151
*,1	Bangkok Airways PCL	457,000	148
	TOA Paint Thailand PCL	164,400	139
*,1	Jasmine International PCL	1,256,900	134
	Dohome PCL	229,800	134
	Bangkok Land PCL	4,444,600	129
[1]	Kerry Express Thailand PCL	186,000	127
	Origin Property PCL Class F	389,400	124
[1]	Siam City Cement PCL	27,700	123
	Major Cineplex Group PCL	203,500	122
	Tipco Asphalt PCL	257,200	122
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT Class F	425,900	111
*	BTS Rail Mass Transit Growth Infrastructure Fund Class F	846,100	106
[1]	Precious Shipping PCL	188,100	104
	Banpu Power PCL	215,100	102
	Super Energy Corp. PCL	3,838,700	98
	Workpoint Entertainment PCL	106,900	97
*,1	Italian-Thai Development PCL	1,562,400	91
	Ratchthani Leasing PCL	670,500	85
	Thaicom PCL	303,900	85
		Shares	Market Value• ($000)
	Thaifoods Group PCL Class F	649,700	80
	PTG Energy PCL	190,400	79
[1]	BCPG PCL	215,213	77
	TPI Polene Power PCL	688,700	77
*	U City PCL Class F	1,520,425	76
	Pruksa Holding PCL	195,300	75
*	MBK PCL	192,712	73
[1]	GFPT PCL	164,000	67
*	Pruksa Real Estate PCL	210,700	61
	WHA Premium Growth Freehold & Leasehold REIT Class F	189,773	60
	SPCG PCL	120,600	59
	BTS Group Holdings PCL NDVR	222,000	58
*	Unique Engineering & Construction PCL	382,500	57
	Kasikornbank PCL NVDR	11,959	53
	Thanachart Capital PCL NDVR	38,600	45
*,1	Samart Corp. PCL	211,300	38
*,3	Thai Airways International PCL	300,774	29
	Taokaenoi Food & Marketing PCL Class F	123,500	28
*	Bangkok Life Assurance PCL	16,500	21
	Ratch Group PCL NDVR	9,776	12
	Univentures PCL	118,384	10
*	JMT Network Services PCL	14,435	9
*	MBK PCL Warrants Exp. 11/15/23	7,412	2
	MBK PCL Warrants Exp. 3/23/23	7,708	2
	TTB W1 Warrants Exp. 4/21/23	199,473	2
*	BTS Group Holdings PCL Warrants Exp. 11/20/26	44,400	1
*	Vibhavadi Medical Center PCL Warrants Exp. 6/14/22	79,130	—
*	BCPG PCL Warrants Exp. 11/13/23	1	—
*	Minor International PCL Warrants Exp. 2/5/24	1	—
*	BTS Group Holdings PCL NVDR	22,200	—
*	BTS Group Holdings PCL NVDR (XBKK)	11,100	—
	VGI PCL Foreign Warrants Call Exp. 3/30/23	722,382	—
			101,478

105

Total World Stock Index Fund
		Shares	Market Value• ($000)
Turkey (0.1%)
	Eregli Demir ve Celik Fabrikalari TAS	628,370	1,415
	BIM Birlesik Magazalar A/S	190,649	1,071
	KOC Holding A/S	364,023	984
*	Turkiye Petrol Rafinerileri A/S	57,912	912
	Turkiye Garanti Bankasi A/S	899,989	908
	Turkiye Sise ve Cam Fabrikalari A/S	721,426	880
	Akbank TAS	1,381,329	828
	Turkcell Iletisim Hizmetleri A/S	530,684	770
*	Turk Hava Yollari AO	254,270	707
	Ford Otomotiv Sanayi A/S	29,430	591
*	Is Finansal Kiralama A/S	2,463,232	574
	Aselsan Elektronik Sanayi Ve Ticaret A/S	298,070	490
	Haci Omer Sabanci Holding A/S	333,446	449
*	Aksa Enerji Uretim A/S Class B	386,236	432
	Yapi ve Kredi Bankasi A/S	1,248,422	409
	Turkiye Is Bankasi A/S Class C	495,971	351
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	325,697	330
	Tofas Turk Otomobil Fabrikasi A/S	59,701	316
*	Sasa Polyester Sanayi A/S	70,941	306
	Enka Insaat ve Sanayi A/S	283,192	301
	Ulker Biskuvi Sanayi A/S	242,591	273
	Anadolu Efes Biracilik Ve Malt Sanayii A/S	135,847	270
	Arcelik A/S	59,514	269
*	Petkim Petrokimya Holding A/S	410,397	263
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	59,797	261
*	Bera Holding A/S	360,296	251
	Tat Gida Sanayi A/S	247,259	237
	Cimsa Cimento Sanayi VE Ticaret A/S	100,880	226
*	Koza Altin Isletmeleri A/S	19,560	226
*	Hektas Ticaret TAS	148,851	222
	Coca-Cola Icecek A/S	26,410	219
*	Oyak Cimento Fabrikalari A/S	281,629	203
*	TAV Havalimanlari Holding A/S	68,404	197
*	Gubre Fabrikalari TAS	36,375	197
		Shares	Market Value• ($000)
*	Penta Teknoloji Urunleri Dag	7,673	168
*	Is Gayrimenkul Yatirim Ortakligi A/S	196,743	166
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	161,829	157
	Akcansa Cimento A/S	104,738	151
*,2	MLP Saglik Hizmetleri A/S	69,471	148
	Iskenderun Demir ve Celik A/S	77,436	143
	AG Anadolu Grubu Holding A/S	51,361	141
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	733,255	131
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	59,315	125
*	Migros Ticaret A/S	38,712	118
[2]	Enerjisa Enerji A/S	116,815	111
	Turk Telekomunikasyon A/S	160,573	109
*	Pegasus Hava Tasimaciligi A/S	11,507	103
	Otokar Otomotiv Ve Savunma Sanayi A/S	3,623	102
[2]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	18,167	100
	Tekfen Holding A/S	74,320	99
	Dogan Sirketler Grubu Holding A/S	389,279	90
*	Turkiye Halk Bankasi A/S	242,994	88
	Kervan Gida Sanayi Ve Ticaret A/S	130,593	86
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	66,510	84
	Borusan Yatirim ve Pazarlama A/S	3,077	79
*	NET Holding A/S	95,198	78
	Alarko Holding A/S	41,515	75
	Turk Traktor ve Ziraat Makineleri A/S	4,701	74
	Sok Marketler Ticaret A/S	80,871	71
*	Turkiye Sinai Kalkinma Bankasi A/S	560,984	70
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	81,746	69
	Polisan Holding A/S	271,018	66
*	Turkiye Vakiflar Bankasi TAO Class D	218,437	65
	Aksa Akrilik Kimya Sanayii A/S	20,723	64
	Logo Yazilim Sanayi Ve Ticaret A/S	19,952	60

106

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Zorlu Enerji Elektrik Uretim A/S	410,334	57
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S	35,502	49
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	21,814	48
	EGE Endustri VE Ticaret A/S	387	47
	Nuh Cimento Sanayi A/S	14,263	46
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	60,942	42
*	Ziraat Gayrimenkul Yatirim Ortakligi A/S	217,816	42
	Is Yatirim Menkul Degerler A/S	29,494	41
	Kordsa Teknik Tekstil A/S	12,974	40
	Vestel Elektronik Sanayi ve Ticaret A/S	20,037	35
	Dogus Otomotiv Servis ve Ticaret A/S	7,386	33
*	Konya Cimento Sanayii A/S	506	31
*	Aksigorta A/S	123,828	28
	Aygaz A/S	12,065	26
*	Sekerbank Turk A/S	330,447	26
	Kartonsan Karton Sanayi ve Ticaret A/S	3,436	14
*	Torunlar Gayrimenkul Yatirim Ortakligi A/S	26,089	13
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	8,867	9
*	Albaraka Turk Katilim Bankasi A/S	48,631	4
	Albaraka Turk Katilim Bankasi	48,631	1
*,3	Asya Katilim Bankasi A/S	147,465	—
			20,161
United Arab Emirates (0.2%)
	Emirates Telecommunications Group Co. PJSC	1,655,292	15,833
	First Abu Dhabi Bank PJSC	2,100,461	12,805
*	Alpha Dhabi Holding PJSC	635,488	4,668
	Abu Dhabi Commercial Bank PJSC	1,340,527	3,706
	Emaar Properties PJSC	1,870,044	3,226
		Shares	Market Value• ($000)
	Aldar Properties PJSC	1,791,939	2,746
	Dubai Islamic Bank PJSC	1,346,438	2,355
	Abu Dhabi Islamic Bank PJSC	720,173	1,715
	Abu Dhabi National Oil Co. for Distribution PJSC	1,152,979	1,293
*	Dubai Electricity & Water Authority PJSC	1,197,376	923
	Dubai Investments PJSC	992,931	676
	Air Arabia PJSC	1,163,146	675
	ADNOC Drilling Co. PJSC	655,512	640
*	Emaar Development PJSC	417,914	585
	Dana Gas PJSC	1,726,644	553
	Dubai Financial Market PJSC	701,696	503
	GFH Financial Group BSC	1,509,337	496
	AL Yah Satellite Communications Co-Pjsc-Yah Sat	372,758	269
*	Al Seer Marine Supplies + Eq	73,363	262
	Aramex PJSC	132,235	146
*	RAK Properties PJSC	603,454	127
*	Union Properties PJSC	1,323,013	100
*,3	Arabtec Holding PJSC	245,437	35
*,3	Drake & Scull International PJSC	114,862	12
			54,349
United Kingdom (4.1%)
	AstraZeneca plc	737,913	98,468
	Shell plc (XLON)	3,642,953	97,798
	HSBC Holdings plc	9,739,779	60,865
	Unilever plc (XLON)	1,217,838	56,617
	Diageo plc	1,097,304	54,743
	GlaxoSmithKline plc	2,354,579	53,078
	British American Tobacco plc	1,089,122	45,648
	BP plc	9,157,514	44,211
*	Glencore plc	6,256,974	38,553
	Rio Tinto plc	518,221	36,616
	RELX plc	885,946	26,393
	Anglo American plc	578,943	25,642
	National Grid plc	1,724,845	25,626
	Reckitt Benckiser Group plc	301,417	23,506
	Vodafone Group plc	12,856,965	19,465
	Lloyds Banking Group plc	33,748,636	19,168
	Compass Group plc	846,455	17,862
	London Stock Exchange Group plc	172,536	17,011
	Prudential plc (XLON)	1,309,157	16,297
	Experian plc	435,761	15,049
	Barclays plc	7,979,662	14,668
	CRH plc (XDUB)	367,971	14,653

107

Total World Stock Index Fund
		Shares	Market Value• ($000)
	BAE Systems plc	1,522,047	14,059
	Ferguson plc	105,906	13,286
	Tesco plc	3,631,638	12,338
	SSE plc	504,466	11,717
	Ashtead Group plc	213,788	11,054
	Segro plc	569,129	9,528
	Aviva plc	1,773,918	9,517
	Imperial Brands plc	450,668	9,381
	Legal & General Group plc	2,826,621	8,811
*	Flutter Entertainment plc (XDUB)	83,583	8,442
	Standard Chartered plc	1,201,758	8,216
	3i Group plc	458,773	7,508
	BT Group plc	3,305,555	7,330
	Smith & Nephew plc	421,090	6,825
	Natwest Group plc	2,429,469	6,518
	WPP plc	521,352	6,499
	Bunzl plc	163,082	6,292
	Croda International plc	64,705	6,285
	Rentokil Initial plc	892,637	6,131
	InterContinental Hotels Group plc	86,984	5,553
	Halma plc	178,411	5,476
	Spirax-Sarco Engineering plc	35,818	5,405
	Smurfit Kappa Group plc	127,239	5,377
*	Entain plc	279,622	5,254
*	Informa plc	706,963	5,015
	Intertek Group plc	75,935	4,732
	Severn Trent plc	119,257	4,687
	United Utilities Group plc	322,046	4,628
	Next plc	61,659	4,618
	Sage Group plc	485,714	4,457
	Mondi plc (XLON)	236,794	4,448
*	Rolls-Royce Holdings plc	4,030,587	4,132
	St. James's Place plc	256,560	4,123
	Persimmon plc	149,273	3,888
	Burberry Group plc	187,027	3,691
*	Meggitt plc	376,415	3,649
	DCC plc	47,219	3,578
	Pearson plc	364,276	3,537
[2]	Auto Trader Group plc	440,375	3,476
*	Whitbread plc	97,647	3,409
	Admiral Group plc	107,314	3,378
	Associated British Foods plc	168,556	3,373
	M&G plc	1,254,078	3,330
	Smiths Group plc	181,329	3,318
	Land Securities Group plc	342,500	3,212
	Antofagasta plc	162,761	3,116
	Rightmove plc	404,672	3,111
	Kingfisher plc	974,409	3,073
	Melrose Industries plc	2,057,257	2,989
	Electrocomponents plc	227,011	2,963
		Shares	Market Value• ($000)
	Barratt Developments plc	477,586	2,922
*	Centrica plc	2,841,912	2,816
	Tritax Big Box REIT plc	904,554	2,761
	B&M European Value Retail SA	449,130	2,752
	British Land Co. plc	424,815	2,736
	Taylor Wimpey plc	1,725,836	2,714
*	Ocado Group plc	235,418	2,692
	Phoenix Group Holdings plc	348,976	2,643
	Howden Joinery Group plc	276,941	2,622
	Berkeley Group Holdings plc	51,027	2,588
	DS Smith plc	626,686	2,575
	Intermediate Capital Group plc	132,150	2,529
	J Sainsbury plc	839,961	2,451
	Johnson Matthey plc	88,890	2,445
	Abrdn plc	1,032,520	2,425
	Weir Group plc	122,272	2,351
	Dechra Pharmaceuticals plc	50,234	2,276
	Endeavour Mining plc	87,641	2,137
	IMI plc	126,303	2,126
	Tate & Lyle plc	215,469	2,094
	UNITE Group plc	146,658	2,077
	Hargreaves Lansdown plc	176,098	2,016
	Direct Line Insurance Group plc	626,553	1,989
[2]	ConvaTec Group plc	750,322	1,985
*	JD Sports Fashion plc	1,187,365	1,956
	Spectris plc	53,159	1,944
	Diploma plc	56,627	1,942
	Drax Group plc	189,617	1,916
	Man Group plc	650,492	1,896
	Hikma Pharmaceuticals plc	80,599	1,893
	IG Group Holdings plc	184,243	1,883
	Coca-Cola HBC AG	91,521	1,856
	Hiscox Ltd.	156,290	1,856
[2]	Avast plc	259,875	1,843
	Investec plc	311,537	1,835
	Schroders plc	51,645	1,823
	Royal Mail plc	418,491	1,794
	Derwent London plc	46,318	1,757
	Bellway plc	57,795	1,755
	Pennon Group plc	126,026	1,751
	Beazley plc	323,717	1,744
*	Marks & Spencer Group plc	969,972	1,656
	ITV plc	1,772,084	1,636
*	TechnipFMC plc	233,662	1,617
	Travis Perkins plc	106,011	1,617
	Inchcape plc	175,491	1,570
	AVEVA Group plc	58,327	1,568
	HomeServe plc	125,929	1,548

108

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Safestore Holdings plc	94,263	1,483
	LondonMetric Property plc	435,841	1,473
	Big Yellow Group plc	80,313	1,451
	Games Workshop Group plc	15,682	1,449
*,2	Watches of Switzerland Group plc	113,245	1,432
	Rotork plc	386,105	1,409
	Future plc	51,019	1,397
	Greggs plc	47,694	1,392
*,1	TUI AG	484,187	1,380
	Harbour Energy plc	218,200	1,368
	Virgin Money UK plc	613,356	1,331
	Ultra Electronics Holdings plc	32,578	1,327
	Britvic plc	122,598	1,314
	Grainger plc	335,312	1,247
	Grafton Group plc	100,918	1,222
*	Indivior plc	310,287	1,215
*	Carnival plc	77,246	1,211
[2]	Quilter plc	726,486	1,197
	OSB Group plc	170,035	1,187
	Computacenter plc	34,969	1,175
	QinetiQ Group plc	274,201	1,163
	Assura plc	1,403,389	1,158
*	easyJet plc	164,717	1,141
	Pets at Home Group plc	293,567	1,140
	Hays plc	739,153	1,135
	Vistry Group plc	104,281	1,088
	Softcat plc	61,616	1,088
*	SSP Group plc	367,526	1,085
*	S4 Capital plc	280,007	1,059
*	Wise plc Class A	213,860	1,048
	Genus plc	32,466	1,020
	Close Brothers Group plc	73,354	1,017
	Brewin Dolphin Holdings plc	155,610	997
*	Playtech plc	152,463	997
*	WH Smith plc	55,162	992
	Serco Group plc	522,804	989
	Primary Health Properties plc	545,449	989
*,1	International Consolidated Airlines Group SA	555,291	984
	Domino's Pizza Group plc	224,866	981
	Shaftesbury plc	130,797	979
*	IWG plc	316,623	961
	Cranswick plc	24,091	958
	Balfour Beatty plc	313,400	950
*	John Wood Group plc	335,430	933
	Great Portland Estates plc	107,092	910
	Marshalls plc	117,118	896
	Plus500 Ltd.	45,650	889
	Fresnillo plc	89,975	871
	Savills plc	64,523	868
*	Sanne Group plc	75,570	862
*	Mediclinic International plc	183,024	849
		Shares	Market Value• ($000)
*,2	Deliveroo plc Class A	592,663	819
	Pagegroup plc	133,743	818
[2]	Airtel Africa plc	447,102	818
	Spirent Communications plc	279,479	808
	Sirius Real Estate Ltd.	526,791	801
[1]	Hammerson plc	2,204,086	796
*,2	Network International Holdings plc	242,762	793
	Capital & Counties Properties plc	380,002	785
	Victrex plc	34,316	783
	Renishaw plc	14,726	778
*	Energean plc	52,887	777
*	Ascential plc	194,524	771
	Dr. Martens plc	288,620	755
*,2	Wizz Air Holdings plc	19,034	745
*	National Express Group plc	239,196	741
*,2	Trainline plc	204,156	721
	Redrow plc	109,559	718
*	Frasers Group plc	82,705	702
	Oxford Instruments plc	23,958	695
*,2	Countryside Partnerships plc	222,113	694
	Telecom Plus plc	33,610	693
	Hill & Smith Holdings plc	39,835	689
	Rathbones Group plc	25,811	681
	TP ICAP Group plc	405,218	670
	Paragon Banking Group plc	107,879	667
	Synthomer plc	172,925	658
	LXI REIT plc	339,130	630
*	Darktrace plc	115,923	625
	Essentra plc	156,794	614
	IntegraFin Holdings plc	136,137	614
	Bodycote plc	78,066	605
	Chemring Group plc	138,188	603
*	Molten Ventures plc	69,885	603
	Dunelm Group plc	49,183	602
	Currys plc	516,854	599
*	THG plc Class B	446,430	599
	Clarkson plc	12,919	595
	Ashmore Group plc	214,450	593
[2]	JTC plc	60,444	587
	Coats Group plc	662,001	585
	Euromoney Institutional Investor plc	47,168	582
	Centamin plc	496,741	569
	Redde Northgate plc	112,792	558
*	C&C Group plc	209,451	547
	Genuit Group plc	96,632	546
	Moneysupermarket.com Group plc	247,986	543
	IP Group plc	521,288	538
	Lancashire Holdings Ltd.	100,797	534
	Just Group plc	494,999	523

109

Total World Stock Index Fund
		Shares	Market Value• ($000)
	FDM Group Holdings plc	41,177	520
	Bytes Technology Group plc (XLON)	90,599	504
	Micro Focus International plc	104,781	495
	XP Power Ltd.	12,157	487
	Workspace Group plc	57,989	485
	Morgan Sindall Group plc	17,418	470
	Hilton Food Group plc	30,853	468
*	Helios Towers plc	331,314	468
*,2	Petershill Partners plc	144,420	467
	BMO Commercial Property Trust Ltd.	313,967	463
*	Firstgroup plc	326,650	459
*	J D Wetherspoon plc	50,210	456
*	Babcock International Group plc	119,058	455
[2]	Ibstock plc	192,672	455
*	Auction Technology Group plc	40,365	444
	Mitie Group plc	656,581	443
[2]	Bridgepoint Group plc (Registered)	115,498	442
	Volution Group plc	86,436	440
*	Petrofac Ltd. (XLON)	258,658	436
	Ninety One plc	130,807	436
*	Tullow Oil plc	619,593	431
*	Elementis plc	281,773	428
[2]	Biffa plc	95,913	416
	Morgan Advanced Materials plc	117,909	414
	Premier Foods plc	294,034	410
*	Capricorn Energy plc	157,624	405
*	Marston's plc	423,751	398
	AJ Bell plc	126,788	393
	Picton Property Income Ltd.	307,086	391
	Wickes Group plc	163,541	390
	Jupiter Fund Management plc	173,949	388
	UK Commercial Property REIT Ltd.	349,353	385
[2]	TI Fluid Systems plc Class B	183,305	373
	Liontrust Asset Management plc	25,212	366
	Halfords Group plc	124,590	355
	AG Barr plc	48,232	351
*	Senior plc	213,364	343
	Rhi Magnesita NV	11,261	335
*,1	Greencore Group plc	232,499	334
	Kainos Group plc	21,998	333
	Provident Financial plc	103,065	330
*	Moonpig Group plc	136,784	329
	Vesuvius plc	80,313	327
	Crest Nicholson Holdings plc	104,048	327
*	Mitchells & Butlers plc	112,927	322
		Shares	Market Value• ($000)
	Devro plc	121,917	321
	Bank of Georgia Group plc	20,589	317
*,2	Spire Healthcare Group plc	113,405	306
*,1,2	Aston Martin Lagonda Global Holdings plc	28,948	303
	Helical plc	55,409	301
[2]	Vivo Energy plc	162,330	294
*	Rank Group plc	214,851	289
	888 Holdings plc	119,822	286
	PZ Cussons plc	110,790	284
	TBC Bank Group plc	17,851	281
	Ferrexpo plc	135,795	279
	NCC Group plc	121,239	275
	Keller Group plc	25,893	273
	Avon Protection plc	20,185	268
[2]	ContourGlobal plc	105,751	254
	Micro Focus International plc ADR	52,251	243
	Hochschild Mining plc	158,826	233
*	Restaurant Group plc	290,865	223
*	Stagecoach Group plc	168,866	222
*	Capita plc	707,976	211
*	Oxford Biomedica plc	26,565	191
	CLS Holdings plc	71,863	184
*,2	Trustpilot Group plc	135,160	175
*,1	Alphawave IP Group plc	89,173	169
[2]	CMC Markets plc	46,417	168
*,1	Cineworld Group plc	400,731	153
*	SIG plc	283,997	147
*	PureTech Health plc	58,134	123
*,1	AO World plc	101,244	95
[2]	Bakkavor Group plc	46,001	61
[2]	Alfa Financial Software Holdings plc	18,397	42
*,2	Funding Circle Holdings plc	42,016	38
*,2,3	Finablr plc	58,416	8
[1,3]	Intu Properties plc	184,897	—
[3]	Evraz plc	272,365	—
*,3	NMC Health plc	26,225	—
*,3	Carillion plc	88,745	—
			1,334,059
United States (58.9%)
	Apple Inc.	7,350,591	1,158,821
	Microsoft Corp.	3,589,511	996,161
*	Amazon.com Inc.	206,751	513,906
*	Tesla Inc.	396,436	345,201
*	Alphabet Inc. Class A	142,585	325,406
*	Alphabet Inc. Class C	132,480	304,615
*	Berkshire Hathaway Inc. Class B	710,718	229,441
	UnitedHealth Group Inc.	448,002	227,831
	Johnson & Johnson	1,254,446	226,377
*	Meta Platforms Inc. Class A	1,099,068	220,330

110

Total World Stock Index Fund
		Shares	Market Value• ($000)
	NVIDIA Corp.	1,140,010	211,438
	Procter & Gamble Co.	1,145,348	183,886
	Exxon Mobil Corp.	2,017,238	171,970
	Visa Inc. Class A	790,462	168,471
	JPMorgan Chase & Co.	1,398,568	166,933
	Home Depot Inc.	497,657	149,496
	Mastercard Inc. Class A	411,247	149,439
	Chevron Corp.	921,550	144,379
	Pfizer Inc.	2,658,994	130,477
	AbbVie Inc.	841,220	123,558
	Bank of America Corp.	3,388,236	120,892
	Coca-Cola Co.	1,848,776	119,449
	Eli Lilly & Co.	403,726	117,940
	PepsiCo Inc.	657,789	112,949
	Costco Wholesale Corp.	210,462	111,907
	Merck & Co. Inc.	1,205,992	106,959
	Broadcom Inc.	192,295	106,606
	Thermo Fisher Scientific Inc.	187,165	103,487
	Walmart Inc.	672,903	102,947
	Cisco Systems Inc.	2,014,122	98,652
*	Walt Disney Co.	865,907	96,661
	Abbott Laboratories	827,654	93,939
	Verizon Communications Inc.	2,000,379	92,618
	Accenture plc Class A	303,168	91,060
*	Adobe Inc.	224,707	88,973
	McDonald's Corp.	355,506	88,578
	Comcast Corp. Class A	2,143,209	85,214
	Intel Corp.	1,926,239	83,965
	Wells Fargo & Co.	1,854,138	80,896
*	salesforce.com Inc.	447,998	78,821
	Bristol-Myers Squibb Co.	1,037,542	78,096
	Danaher Corp.	302,377	75,936
	QUALCOMM Inc.	538,010	75,155
	Texas Instruments Inc.	440,342	74,968
	Philip Morris International Inc.	741,961	74,196
	NIKE Inc. Class B	591,340	73,740
	Union Pacific Corp.	306,060	71,707
	Raytheon Technologies Corp.	713,950	67,761
	Medtronic plc	639,754	66,765
*	Advanced Micro Devices Inc.	779,404	66,655
	NextEra Energy Inc.	934,126	66,342
	AT&T Inc.	3,401,902	64,160
	Lowe's Cos. Inc.	321,761	63,622
	Honeywell International Inc.	327,209	63,318
	S&P Global Inc.	165,328	62,246
	United Parcel Service Inc. Class B	344,593	62,020
	Amgen Inc.	265,706	61,960
	CVS Health Corp.	626,829	60,257
	ConocoPhillips	629,380	60,118
		Shares	Market Value• ($000)
	Anthem Inc.	116,820	58,635
	Oracle Corp.	767,999	56,371
	Prologis Inc.	351,410	56,328
	International Business Machines Corp.	425,378	56,239
	Caterpillar Inc.	257,804	54,278
*	Berkshire Hathaway Inc. Class A	111	53,762
	Intuit Inc.	125,642	52,613
	Target Corp.	228,291	52,199
	American Tower Corp.	215,087	51,840
	American Express Co.	293,822	51,334
	Morgan Stanley	630,801	50,836
	Deere & Co.	132,950	50,195
	Lockheed Martin Corp.	115,802	50,040
*	PayPal Holdings Inc.	559,182	49,169
	Altria Group Inc.	868,241	48,248
	Goldman Sachs Group Inc.	156,381	47,773
	Charles Schwab Corp.	715,825	47,481
	Applied Materials Inc.	422,246	46,595
	Citigroup Inc.	946,184	45,616
*	ServiceNow Inc.	95,101	45,468
	Automatic Data Processing Inc.	199,974	43,630
*	Booking Holdings Inc.	19,503	43,108
	BlackRock Inc.	68,098	42,539
	Mondelez International Inc. Class A	654,952	42,231
	Chubb Ltd.	203,768	42,068
	Starbucks Corp.	547,345	40,854
*	Intuitive Surgical Inc.	168,572	40,339
	Duke Energy Corp.	364,887	40,196
	Stryker Corp.	166,541	40,180
	Zoetis Inc.	226,178	40,090
	3M Co.	271,647	39,177
*	Netflix Inc.	205,495	39,118
	Marsh & McLennan Cos. Inc.	241,504	39,051
	General Electric Co.	521,004	38,841
	Analog Devices Inc.	249,949	38,587
	Cigna Corp.	155,301	38,325
	Crown Castle International Corp.	205,317	38,027
*	Boeing Co.	255,147	37,976
	CME Group Inc.	171,032	37,514
	Southern Co.	503,710	36,967
	Micron Technology Inc.	533,641	36,389
	CSX Corp.	1,053,485	36,177
	Gilead Sciences Inc.	597,092	35,431
	TJX Cos. Inc.	567,160	34,756
*	T-Mobile US Inc.	280,878	34,587
	Blackstone Inc.	333,464	33,870
	Becton Dickinson and Co.	135,915	33,597
	PNC Financial Services Group Inc.	201,853	33,528

111

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Vertex Pharmaceuticals Inc.	121,022	33,066
	Waste Management Inc.	200,696	33,002
	EOG Resources Inc.	277,249	32,372
*	Regeneron Pharmaceuticals Inc.	48,593	32,028
	Sherwin-Williams Co.	114,407	31,457
	Lam Research Corp.	67,127	31,265
	Dominion Energy Inc.	382,632	31,238
*	Edwards Lifesciences Corp.	295,251	31,232
	US Bancorp	639,898	31,073
	Intercontinental Exchange Inc.	265,386	30,734
	Colgate-Palmolive Co.	397,491	30,627
	Northrop Grumman Corp.	69,615	30,589
	Equinix Inc.	42,469	30,539
	Truist Financial Corp.	631,445	30,530
	Aon plc Class A (XNYS)	103,970	29,942
	Progressive Corp.	278,214	29,869
	Illinois Tool Works Inc.	150,073	29,581
	Norfolk Southern Corp.	114,130	29,432
	Estee Lauder Cos. Inc. Class A	109,509	28,917
	Fidelity National Information Services Inc.	289,279	28,682
*	Boston Scientific Corp.	678,221	28,560
	Freeport-McMoRan Inc.	696,533	28,244
	General Dynamics Corp.	118,441	28,015
*	Fiserv Inc.	285,476	27,954
	Activision Blizzard Inc.	367,463	27,780
	Eaton Corp. plc	189,265	27,447
	Humana Inc.	61,486	27,334
	Public Storage	71,803	26,675
	Dollar General Corp.	111,441	26,471
	Ford Motor Co.	1,862,196	26,369
	Schlumberger NV	665,525	25,962
*	Palo Alto Networks Inc.	46,009	25,824
	Emerson Electric Co.	283,095	25,529
	Marathon Petroleum Corp.	291,851	25,467
	HCA Healthcare Inc.	116,488	24,992
*	General Motors Co.	655,457	24,848
	Air Products and Chemicals Inc.	105,144	24,611
	Moody's Corp.	77,524	24,535
*	Charter Communications Inc. Class A	57,234	24,524
	Capital One Financial Corp.	195,506	24,364
		Shares	Market Value• ($000)
*	Uber Technologies Inc.	772,391	24,315
	Pioneer Natural Resources Co.	102,649	23,863
	Sempra Energy (XNYS)	146,912	23,706
	Archer-Daniels-Midland Co.	264,615	23,699
	American Electric Power Co. Inc.	238,400	23,628
	Roper Technologies Inc.	49,862	23,431
	Marvell Technology Inc.	401,612	23,326
	Dow Inc.	350,075	23,280
	FedEx Corp.	116,734	23,200
	KLA Corp.	72,464	23,135
	American International Group Inc.	395,081	23,116
*	Marriott International Inc. Class A	129,535	22,995
*	Block Inc. (XNYS)	227,040	22,600
	Kimberly-Clark Corp.	160,621	22,299
*	Centene Corp.	275,135	22,162
	Occidental Petroleum Corp.	401,806	22,135
	McKesson Corp.	71,240	22,057
	MetLife Inc.	332,464	21,836
	Exelon Corp.	465,065	21,756
	Valero Energy Corp.	194,110	21,639
	L3Harris Technologies Inc.	93,165	21,638
*	MercadoLibre Inc.	22,217	21,631
*	Moderna Inc.	160,935	21,631
	NXP Semiconductors NV	126,167	21,562
*	Synopsys Inc.	73,330	21,030
	Sysco Corp.	242,986	20,770
	Newmont Corp.	282,963	20,614
*	Illumina Inc.	69,408	20,590
	Cognizant Technology Solutions Corp. Class A	251,909	20,379
	General Mills Inc.	287,602	20,342
*	Hilton Worldwide Holdings Inc.	130,633	20,286
	Ecolab Inc.	118,963	20,145
	Johnson Controls International plc	336,235	20,130
	Corteva Inc.	348,196	20,087
	Nucor Corp.	129,445	20,035
*	IQVIA Holdings Inc.	91,552	19,957
*	Cadence Design Systems Inc.	131,828	19,886
*	Autodesk Inc.	105,051	19,884
	Amphenol Corp. Class A	277,761	19,860
	Williams Cos. Inc.	575,830	19,745
	Travelers Cos. Inc.	114,803	19,638
	Prudential Financial Inc.	180,762	19,614
	Digital Realty Trust Inc.	133,207	19,464
*	Chipotle Mexican Grill Inc. Class A	13,371	19,463

112

Total World Stock Index Fund
		Shares	Market Value• ($000)
	TE Connectivity Ltd.	155,706	19,429
	Paychex Inc.	153,031	19,394
*	Lululemon Athletica Inc.	54,356	19,276
	Phillips 66	222,164	19,275
*	O'Reilly Automotive Inc.	31,614	19,175
*	AutoZone Inc.	9,775	19,115
*	Workday Inc. Class A	91,627	18,939
	HP Inc.	515,982	18,900
*	Crowdstrike Holdings Inc. Class A	94,896	18,862
*	Warner Bros Discovery Inc.	1,037,700	18,834
	Welltower Inc.	207,365	18,831
	Xcel Energy Inc.	256,365	18,781
	Kroger Co.	347,446	18,748
*	DexCom Inc.	45,884	18,747
	Devon Energy Corp.	320,760	18,659
	Realty Income Corp.	268,757	18,641
*	Fortinet Inc.	63,783	18,434
	Global Payments Inc.	134,467	18,419
	Simon Property Group Inc.	155,053	18,296
	Constellation Brands Inc. Class A	74,241	18,270
*	Twitter Inc.	371,069	18,190
	SBA Communications Corp. Class A	51,349	17,824
	Aflac Inc.	306,815	17,574
*	IDEXX Laboratories Inc.	40,333	17,363
*	Dollar Tree Inc.	105,700	17,171
	Motorola Solutions Inc.	79,888	17,071
	Baxter International Inc.	239,937	17,050
	Microchip Technology Inc.	260,935	17,013
	Agilent Technologies Inc.	142,149	16,954
	Allstate Corp.	132,963	16,825
	Kinder Morgan Inc.	926,093	16,809
	Public Service Enterprise Group Inc.	240,390	16,746
	Ross Stores Inc.	166,614	16,623
	Parker-Hannifin Corp.	61,211	16,577
	Cintas Corp.	41,686	16,560
*	Snowflake Inc. Class A	96,516	16,547
	Arthur J Gallagher & Co.	97,326	16,398
	DuPont de Nemours Inc.	244,894	16,146
	Yum! Brands Inc.	137,270	16,062
	MSCI Inc. Class A	37,743	15,899
	Hershey Co.	69,888	15,779
	Electronic Arts Inc.	133,010	15,702
	Consolidated Edison Inc.	168,731	15,648
	Carrier Global Corp.	407,409	15,592
		Shares	Market Value• ($000)
	Trane Technologies plc	110,832	15,504
	eBay Inc.	298,252	15,485
	Verisk Analytics Inc. Class A	75,615	15,429
	Discover Financial Services	137,098	15,418
	Fastenal Co.	274,315	15,172
	Cheniere Energy Inc.	111,685	15,168
*	Monster Beverage Corp.	176,588	15,130
	AvalonBay Communities Inc.	66,282	15,078
	WEC Energy Group Inc.	150,683	15,076
	Halliburton Co.	422,302	15,042
*	Atlassian Corp. plc Class A	66,246	14,894
	International Flavors & Fragrances Inc.	122,461	14,855
*	TransDigm Group Inc.	24,960	14,846
	Bank of New York Mellon Corp.	351,195	14,771
	Otis Worldwide Corp.	202,700	14,765
	Weyerhaeuser Co.	356,680	14,702
	PPG Industries Inc.	113,856	14,572
*	Biogen Inc.	69,881	14,496
	Walgreens Boots Alliance Inc.	341,867	14,495
	Alexandria Real Estate Equities Inc.	79,316	14,448
*	Datadog Inc. Class A	118,855	14,355
	M&T Bank Corp.	85,896	14,314
	Eversource Energy	163,702	14,308
	Equity Residential	175,240	14,282
	Ameriprise Financial Inc.	53,420	14,182
	Kraft Heinz Co.	329,683	14,054
	Rockwell Automation Inc.	55,154	13,936
	AMETEK Inc.	108,865	13,745
	Old Dominion Freight Line Inc.	49,063	13,744
*	Aptiv plc	129,120	13,738
*	Mettler-Toledo International Inc.	10,744	13,726
	KKR & Co. Inc.	268,832	13,702
	ResMed Inc.	68,476	13,693
	Hess Corp.	132,149	13,621
	Republic Services Inc. Class A	100,601	13,508
	PACCAR Inc.	162,215	13,472
	T Rowe Price Group Inc.	108,651	13,368
	American Water Works Co. Inc.	86,407	13,314
	ONEOK Inc.	210,236	13,314
*	Arista Networks Inc.	115,177	13,311
*	CBRE Group Inc. Class A	159,426	13,239
*	SVB Financial Group	27,091	13,211
	LyondellBasell Industries NV Class A	123,639	13,109

113

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Cerner Corp.	138,353	12,955
	Cummins Inc.	68,191	12,901
	Corning Inc.	361,893	12,735
	Tyson Foods Inc. Class A	136,485	12,715
	Willis Towers Watson plc	58,972	12,671
	First Republic Bank	84,422	12,597
	Keurig Dr Pepper Inc.	332,931	12,452
	Ball Corp.	151,149	12,267
	Fifth Third Bancorp	326,728	12,262
*	Trade Desk Inc. Class A	207,749	12,241
	Edison International	177,318	12,198
*	ANSYS Inc.	44,082	12,153
*	Keysight Technologies Inc.	86,500	12,133
*	Expedia Group Inc.	69,261	12,103
	DTE Energy Co.	92,255	12,089
	Zimmer Biomet Holdings Inc.	99,399	12,002
	McCormick & Co. Inc.	119,067	11,975
*	CoStar Group Inc.	187,010	11,898
*	PG&E Corp.	940,378	11,896
*	Veeva Systems Inc. Class A	65,213	11,865
	Extra Space Storage Inc.	62,035	11,787
	Equifax Inc.	57,459	11,694
	State Street Corp.	174,187	11,665
	VMware Inc. Class A	105,996	11,452
	DR Horton Inc.	163,621	11,386
	Ameren Corp.	121,951	11,329
	Invitation Homes Inc.	284,057	11,311
*	Copart Inc.	99,452	11,303
	Entergy Corp.	94,878	11,276
	Hartford Financial Services Group Inc.	160,226	11,205
	Church & Dwight Co. Inc.	114,835	11,203
	FirstEnergy Corp.	257,277	11,143
	West Pharmaceutical Services Inc.	35,191	11,087
	Mosaic Co.	177,510	11,080
*	Gartner Inc.	38,118	11,075
	WW Grainger Inc.	21,930	10,966
	Vulcan Materials Co.	63,458	10,933
	Tractor Supply Co.	54,268	10,932
*	Align Technology Inc.	37,641	10,912
	Baker Hughes Co. Class A	351,250	10,896
*	United Rentals Inc.	34,311	10,860
	Coterra Energy Inc.	377,045	10,855
	Diamondback Energy Inc.	85,702	10,818
	Mid-America Apartment Communities Inc.	54,932	10,804
*	Cloudflare Inc. Class A	124,945	10,763
		Shares	Market Value• ($000)
	AmerisourceBergen Corp. Class A	71,058	10,750
*	MongoDB Inc. Class A	30,261	10,741
*	Match Group Inc.	135,443	10,720
	Albemarle Corp.	55,486	10,699
*	Laboratory Corp. of America Holdings	44,406	10,670
*	ON Semiconductor Corp.	203,425	10,600
	Martin Marietta Materials Inc.	29,841	10,570
	Ventas Inc.	190,267	10,569
	CDW Corp.	64,052	10,452
	Best Buy Co. Inc.	115,309	10,370
*	Horizon Therapeutics plc	104,376	10,287
*	Zoom Video Communications Inc. Class A	102,849	10,241
	Essex Property Trust Inc.	30,837	10,154
	Northern Trust Corp.	98,513	10,152
	PPL Corp.	357,660	10,125
*	Enphase Energy Inc.	62,344	10,062
	Duke Realty Corp.	180,993	9,909
*	Ulta Beauty Inc.	24,962	9,905
	CF Industries Holdings Inc.	101,223	9,801
	Sun Communities Inc.	54,794	9,620
	Lennar Corp. Class A	125,210	9,577
	CMS Energy Corp.	137,686	9,458
	Regions Financial Corp.	456,454	9,458
	Hewlett Packard Enterprise Co.	611,865	9,429
*	Teledyne Technologies Inc.	21,846	9,428
*	FleetCor Technologies Inc.	37,571	9,375
*	Zebra Technologies Corp. Class A	25,237	9,329
	Stanley Black & Decker Inc.	77,047	9,257
	Marathon Oil Corp.	370,745	9,239
	Citizens Financial Group Inc.	233,865	9,214
*	Avantor Inc.	288,075	9,184
	Constellation Energy Corp.	154,789	9,165
*	Splunk Inc.	74,976	9,149
	STERIS plc	40,768	9,134
	Synchrony Financial	247,646	9,116
	Dover Corp.	67,880	9,048
	VICI Properties Inc.	301,742	8,995
	Fortive Corp.	155,935	8,966
	Huntington Bancshares Inc.	679,451	8,935
	Skyworks Solutions Inc.	78,536	8,898
	Apollo Global Management Inc.	177,247	8,820
	PerkinElmer Inc.	60,095	8,811
*	Twilio Inc. Class A	78,702	8,800
	Boston Properties Inc.	74,272	8,734

114

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Waters Corp.	28,761	8,715
	Cincinnati Financial Corp.	70,999	8,709
	CenterPoint Energy Inc.	284,202	8,699
	Nasdaq Inc.	55,245	8,694
*	Markel Corp.	6,414	8,680
*	ICON plc	38,368	8,679
*	Molina Healthcare Inc.	27,507	8,622
	Genuine Parts Co.	66,095	8,596
	Yum China Holdings Inc.	205,088	8,573
*	Akamai Technologies Inc.	76,221	8,558
*	Hologic Inc.	118,578	8,536
	International Paper Co.	184,389	8,534
	Raymond James Financial Inc.	87,569	8,534
	KeyCorp.	441,639	8,528
	Healthpeak Properties Inc.	259,785	8,524
*	Seagen Inc.	65,046	8,522
	Monolithic Power Systems Inc.	21,641	8,488
	Principal Financial Group Inc.	124,527	8,485
	Clorox Co.	58,754	8,429
	Jacobs Engineering Group Inc.	60,807	8,425
	Cooper Cos. Inc.	23,077	8,332
*	Palantir Technologies Inc. Class A	796,647	8,285
*	VeriSign Inc.	46,099	8,237
	Targa Resources Corp.	111,657	8,197
	Kellogg Co.	119,515	8,187
	Ingersoll Rand Inc.	185,974	8,175
*	Royal Caribbean Cruises Ltd.	105,149	8,173
	Teradyne Inc.	77,284	8,150
*	Arch Capital Group Ltd.	177,404	8,102
	Camden Property Trust	51,600	8,096
*	HubSpot Inc.	21,336	8,096
	UDR Inc.	152,064	8,091
	VF Corp.	154,751	8,047
	Paramount Global Inc. Class B	276,276	8,045
*	Trimble Inc.	120,435	8,033
	FMC Corp.	60,417	8,008
	TransUnion	91,269	7,988
	Broadridge Financial Solutions Inc.	55,371	7,981
	Garmin Ltd.	72,361	7,941
	Expeditors International of Washington Inc.	80,094	7,935
	Quanta Services Inc.	68,053	7,893
	Darden Restaurants Inc.	59,411	7,826
*	Western Digital Corp.	146,631	7,782
	Conagra Brands Inc.	222,759	7,781
		Shares	Market Value• ($000)
	Quest Diagnostics Inc.	57,942	7,755
*	Liberty Broadband Corp. Class C	69,145	7,732
	Steel Dynamics Inc.	89,812	7,701
	Cardinal Health Inc.	132,138	7,671
*	Zscaler Inc.	37,830	7,670
	Westinghouse Air Brake Technologies Corp.	85,203	7,661
*	Tyler Technologies Inc.	19,383	7,651
	Celanese Corp. Class A	52,014	7,643
*	Bill.Com Holdings Inc.	44,767	7,642
*	Alnylam Pharmaceuticals Inc.	57,170	7,628
	NetApp Inc.	104,057	7,622
	Omnicom Group Inc.	99,752	7,594
*	Insulet Corp.	31,543	7,538
	Pool Corp.	18,548	7,516
	Bunge Ltd.	65,735	7,436
*	DocuSign Inc. Class A	91,231	7,390
	Iron Mountain Inc.	137,192	7,371
	Seagate Technology Holdings plc	89,749	7,363
	Evergy Inc.	107,576	7,299
	FactSet Research Systems Inc.	18,084	7,297
*	Catalent Inc.	80,428	7,284
	MGM Resorts International	176,865	7,259
	Atmos Energy Corp.	63,883	7,244
	Avery Dennison Corp.	39,984	7,221
*	Okta Inc.	60,429	7,210
	Packaging Corp. of America	44,657	7,197
	Textron Inc.	103,658	7,178
	WP Carey Inc.	88,612	7,157
*	BioMarin Pharmaceutical Inc.	87,948	7,155
	Newmont Corp. (XNYS)	98,329	7,154
	APA Corp.	174,689	7,150
	LPL Financial Holdings Inc.	38,047	7,148
	Entegris Inc.	64,105	7,141
	Kimco Realty Corp.	281,045	7,119
	Bio-Techne Corp.	18,747	7,118
	Signature Bank	29,214	7,077
	Hormel Foods Corp.	134,435	7,043
*	Zendesk Inc.	57,549	7,023
*	Carnival Corp.	405,278	7,011
	Leidos Holdings Inc.	67,273	6,963
	Brown & Brown Inc.	112,062	6,946
	Alliant Energy Corp.	117,610	6,917
	IDEX Corp.	36,190	6,870
	SS&C Technologies Holdings Inc.	106,166	6,865
	J M Smucker Co.	50,028	6,850
	Xylem Inc.	84,979	6,841

115

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Live Nation Entertainment Inc.	65,080	6,826
*	EPAM Systems Inc.	25,719	6,815
	JB Hunt Transport Services Inc.	39,864	6,811
	Host Hotels & Resorts Inc.	332,163	6,760
*	CarMax Inc.	78,251	6,712
*	Spotify Technology SA	65,391	6,647
	Royalty Pharma plc Class A	155,983	6,642
*	NVR Inc.	1,508	6,599
	NortonLifeLock Inc.	263,161	6,590
	CH Robinson Worldwide Inc.	61,741	6,554
	Jack Henry & Associates Inc.	34,543	6,549
	Eastman Chemical Co.	63,757	6,546
*	Take-Two Interactive Software Inc.	54,634	6,529
	Equity LifeStyle Properties Inc.	84,314	6,516
*	GoDaddy Inc. Class A	80,418	6,499
*	Incyte Corp.	86,560	6,489
	W R Berkley Corp.	97,317	6,471
	AES Corp.	316,533	6,464
	Ally Financial Inc.	161,615	6,458
	Crown Holdings Inc.	58,683	6,457
*	Caesars Entertainment Inc.	97,414	6,457
*	Burlington Stores Inc.	31,691	6,451
*	Paycom Software Inc.	22,909	6,448
	LKQ Corp.	128,830	6,394
*	Generac Holdings Inc.	29,015	6,365
	Teleflex Inc.	22,274	6,362
	Carlisle Cos. Inc.	24,443	6,340
*	Check Point Software Technologies Ltd.	49,457	6,246
*	SolarEdge Technologies Inc.	24,752	6,198
	Westrock Co.	125,031	6,193
*	ABIOMED Inc.	21,574	6,183
	Loews Corp.	98,160	6,168
	Dell Technologies Inc. Class C	130,168	6,119
	Howmet Aerospace Inc.	179,040	6,109
	Interpublic Group of Cos. Inc.	184,967	6,034
	Nordson Corp.	27,894	6,016
*	Liberty Media Corp.-Liberty Formula One Class C	96,436	6,011
	Rexford Industrial Realty Inc.	76,564	5,975
	Brown-Forman Corp. Class B	88,544	5,971
	Viatris Inc.	574,908	5,939
*	Qorvo Inc.	52,030	5,920
		Shares	Market Value• ($000)
	Masco Corp.	112,296	5,917
	Bath & Body Works Inc.	111,752	5,911
	Citrix Systems Inc.	58,964	5,902
	Alcoa Corp.	86,898	5,892
	Domino's Pizza Inc.	17,366	5,870
	Advance Auto Parts Inc.	29,337	5,857
	Reliance Steel & Aluminum Co.	29,174	5,784
	Cboe Global Markets Inc.	51,169	5,781
	EQT Corp.	145,201	5,772
*	Charles River Laboratories International Inc.	23,852	5,760
*	Darling Ingredients Inc.	78,051	5,728
	Vistra Corp.	228,879	5,727
*	Builders FirstSource Inc.	92,297	5,683
	First Horizon Corp.	252,670	5,655
*	PTC Inc.	49,338	5,635
*	Las Vegas Sands Corp.	158,596	5,619
*	DoorDash Inc. Class A	69,005	5,619
	Cognex Corp.	83,046	5,616
*	Etsy Inc.	59,648	5,559
	American Homes 4 Rent Class A	139,125	5,511
	Regency Centers Corp.	80,071	5,511
*	Pinterest Inc. Class A	266,658	5,472
*	Cleveland-Cliffs Inc.	213,377	5,439
	NiSource Inc.	186,299	5,425
*	Henry Schein Inc.	66,630	5,404
*	Elanco Animal Health Inc. (XNYS)	213,121	5,394
*	Jones Lang LaSalle Inc.	24,293	5,314
	Hasbro Inc.	60,204	5,302
*	Alleghany Corp.	6,271	5,246
*	Avis Budget Group Inc.	19,583	5,242
*	Bio-Rad Laboratories Inc. Class A	10,235	5,241
	Snap-on Inc.	24,648	5,237
	Fidelity National Financial Inc.	130,832	5,210
*	Roku Inc.	55,762	5,180
	Medical Properties Trust Inc.	279,546	5,141
	Booz Allen Hamilton Holding Corp. Class A	62,834	5,129
	Lincoln National Corp.	84,853	5,104
	Robert Half International Inc.	51,759	5,088
*	Plug Power Inc.	241,505	5,076
*	Aspen Technology Inc.	32,004	5,074
	Life Storage Inc.	38,276	5,071
	Comerica Inc.	61,823	5,063
*	Wolfspeed Inc.	55,122	5,055
	Hubbell Inc. Class B	25,742	5,029

116

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Everest Re Group Ltd.	18,225	5,007
	Essential Utilities Inc.	111,826	5,005
	RPM International Inc.	60,015	4,975
	Service Corp. International	75,768	4,971
	Lumen Technologies Inc.	492,923	4,959
	CubeSmart	104,158	4,949
*	Unity Software Inc.	74,243	4,930
	Whirlpool Corp.	26,942	4,891
	Assurant Inc.	26,886	4,890
*	Black Knight Inc.	74,314	4,889
	Gaming and Leisure Properties Inc.	110,139	4,888
	Graco Inc.	78,747	4,884
	PulteGroup Inc.	116,559	4,867
	Allegion plc	42,403	4,844
	Vail Resorts Inc.	18,891	4,801
	Juniper Networks Inc.	151,541	4,777
*	F5 Inc.	28,431	4,760
	Equitable Holdings Inc.	165,120	4,760
	Coca-Cola Europacific Partners plc	94,870	4,739
	East West Bancorp Inc.	66,367	4,732
	MarketAxess Holdings Inc.	17,940	4,729
*	Antero Resources Corp.	134,215	4,724
	Aramark	128,075	4,643
	Globe Life Inc.	47,119	4,621
	Fox Corp. Class A	128,781	4,616
	Amdocs Ltd.	57,916	4,615
*	Exact Sciences Corp.	83,437	4,593
	Nielsen Holdings plc	171,279	4,592
*	Fair Isaac Corp.	12,278	4,586
	Fortune Brands Home & Security Inc.	63,892	4,552
	Molson Coors Beverage Co. Class B	83,669	4,530
	Lamb Weston Holdings Inc.	68,461	4,525
	Lamar Advertising Co. Class A	40,952	4,522
*	Jazz Pharmaceuticals plc	28,127	4,507
	Sealed Air Corp.	70,181	4,506
*	Lyft Inc. Class A	137,998	4,499
	AECOM	63,448	4,477
*	Anaplan Inc.	68,673	4,463
	Campbell Soup Co.	94,325	4,454
	American Financial Group Inc.	32,120	4,448
	Williams-Sonoma Inc.	34,086	4,448
	Credicorp Ltd.	31,861	4,425
	Ares Management Corp. Class A	66,753	4,420
		Shares	Market Value• ($000)
	American Campus Communities Inc.	67,839	4,387
	Annaly Capital Management Inc.	677,805	4,352
	Owens Corning	47,242	4,296
*	BJ's Wholesale Club Holdings Inc.	65,380	4,207
*	Repligen Corp.	26,740	4,205
	DENTSPLY SIRONA Inc.	104,915	4,196
	Webster Financial Corp.	83,933	4,196
	Federal Realty Investment Trust	35,838	4,195
	Pentair plc	81,608	4,142
	News Corp. Class A	208,175	4,134
	BorgWarner Inc. (XNYS)	112,156	4,131
*	Five Below Inc.	26,293	4,131
*	Ceridian HCM Holding Inc.	73,471	4,124
	Newell Brands Inc.	178,030	4,121
*	Middleby Corp.	26,765	4,119
	NRG Energy Inc.	114,588	4,114
	Watsco Inc.	15,403	4,109
	Universal Health Services Inc. Class B	33,529	4,108
*	Globant SA	18,974	4,098
	Royal Gold Inc.	31,387	4,095
	Chesapeake Energy Corp.	49,801	4,085
	Tapestry Inc.	123,863	4,078
	HEICO Corp.	28,826	4,071
*	Zynga Inc. Class A	492,269	4,071
*	Mattel Inc.	167,111	4,062
*	US Foods Holding Corp	106,346	4,001
*	Liberty Global plc Class C	168,760	4,000
*	Ciena Corp.	72,290	3,988
	Zions Bancorp NA	70,480	3,983
	Huntington Ingalls Industries Inc.	18,720	3,982
*	XP Inc. Class A	161,549	3,976
	Organon & Co.	122,937	3,975
*	Neurocrine Biosciences Inc.	44,005	3,962
	Regal Rexnord Corp.	30,972	3,941
*	Manhattan Associates Inc.	30,181	3,940
	Olin Corp.	68,632	3,939
	Toro Co.	48,974	3,924
	Lithia Motors Inc. Class A	13,855	3,923
	MKS Instruments Inc.	34,345	3,915
	Wyndham Hotels & Resorts Inc.	44,303	3,897
	Kilroy Realty Corp.	55,274	3,869
	Texas Pacific Land Corp.	2,826	3,862
	Western Alliance Bancorp	50,552	3,848
*	Pure Storage Inc. Class A	130,953	3,837

117

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Floor & Decor Holdings Inc. Class A	48,089	3,834
	Jabil Inc.	66,369	3,831
*	Novocure Ltd.	49,998	3,829
	Kohl's Corp.	66,081	3,825
*,1	GameStop Corp. Class A	30,575	3,824
	AGCO Corp.	29,976	3,819
*	Arrow Electronics Inc.	32,294	3,806
	Pinnacle West Capital Corp.	53,389	3,801
	First Citizens BancShares Inc. Class A	5,941	3,799
*,1	Lucid Group Inc.	209,075	3,780
*	Tenet Healthcare Corp.	51,979	3,769
	Knight-Swift Transportation Holdings Inc.	78,443	3,757
*	First Solar Inc.	51,089	3,731
	US Steel Corp.	122,108	3,723
*	Paylocity Holding Corp.	19,563	3,710
	Lincoln Electric Holdings Inc.	27,500	3,705
	First Industrial Realty Trust Inc.	63,620	3,690
	Rollins Inc.	109,919	3,687
	Cullen/Frost Bankers Inc.	27,844	3,683
*	United Therapeutics Corp.	20,728	3,680
*	AMC Entertainment Holdings Inc. Class A	240,456	3,679
	EastGroup Properties Inc.	19,594	3,674
*	Berry Global Group Inc.	64,969	3,661
*	Mohawk Industries Inc.	25,942	3,659
	Casey's General Stores Inc.	18,080	3,639
*	Southwestern Energy Co.	484,861	3,636
*	Coupang Inc.	281,949	3,629
	Commerce Bancshares Inc.	52,774	3,608
	AptarGroup Inc.	31,410	3,607
	Ovintiv Inc.	70,469	3,607
*	Axon Enterprise Inc.	32,124	3,604
	Lear Corp.	28,123	3,598
*	Flex Ltd.	218,216	3,598
	Tradeweb Markets Inc. Class A	50,478	3,594
*	Dynatrace Inc.	93,381	3,582
*	Southwest Airlines Co.	76,569	3,577
*	WEX Inc.	21,475	3,570
*	Performance Food Group Co.	72,408	3,566
	A O Smith Corp.	60,776	3,551
	OGE Energy Corp.	91,761	3,549
	Churchill Downs Inc.	17,418	3,535
	Apartment Income REIT Corp.	71,742	3,528
		Shares	Market Value• ($000)
*	WillScot Mobile Mini Holdings Corp.	100,369	3,523
*	Wynn Resorts Ltd.	49,960	3,521
*	Five9 Inc.	31,946	3,517
	National Retail Properties Inc.	80,183	3,515
	Genpact Ltd.	86,860	3,498
*	Clarivate plc	222,852	3,494
*	Norwegian Cruise Line Holdings Ltd.	174,206	3,489
*	Guidewire Software Inc.	40,093	3,486
	Tetra Tech Inc.	25,028	3,486
*	Syneos Health Inc.	47,683	3,485
	Brixmor Property Group Inc.	135,977	3,451
	UGI Corp.	100,551	3,449
	Reinsurance Group of America Inc.	32,050	3,440
*	Range Resources Corp.	114,737	3,435
	Chemed Corp.	6,984	3,432
	Franklin Resources Inc.	139,456	3,429
	Gentex Corp.	116,058	3,406
	Macy's Inc.	140,905	3,406
	STORE Capital Corp.	119,681	3,403
*	Deckers Outdoor Corp.	12,802	3,402
*	DISH Network Corp. Class A	119,209	3,399
	Lennox International Inc.	15,823	3,373
*	DXC Technology Co.	117,019	3,358
*	Sensata Technologies Holding plc	73,735	3,348
	NOV Inc.	183,476	3,326
	Huntsman Corp.	97,879	3,315
	KBR Inc.	67,337	3,315
*	Zillow Group Inc. Class C	82,995	3,305
	Americold Realty Trust	124,636	3,288
*	Delta Air Lines Inc.	76,416	3,288
*	Exelixis Inc.	147,050	3,285
	Vornado Realty Trust	84,663	3,277
*	DaVita Inc.	30,230	3,276
*	RingCentral Inc. Class A	38,554	3,271
	Encompass Health Corp.	47,307	3,256
*	Bright Horizons Family Solutions Inc.	28,443	3,249
	PDC Energy Inc.	46,557	3,247
	First American Financial Corp.	55,460	3,234
	Concentrix Corp.	20,464	3,223
*	Planet Fitness Inc. Class A	40,175	3,215
	HEICO Corp. Class A	27,543	3,213
*	Trex Co. Inc.	55,188	3,211
*	Capri Holdings Ltd.	67,226	3,207
	Voya Financial Inc.	50,758	3,205
*	Avalara Inc.	42,005	3,195

118

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Coupa Software Inc.	36,398	3,141
	Woodward Inc.	28,321	3,129
*	AppLovin Corp. Class A	81,218	3,098
	Western Union Co.	183,664	3,078
	Jefferies Financial Group Inc.	100,021	3,077
	Fox Corp. Class B	92,342	3,069
*	IAC/InterActiveCorp.	36,872	3,056
	Healthcare Trust of America Inc. Class A	100,192	3,052
	Autoliv Inc.	41,391	3,050
	STAG Industrial Inc.	81,732	3,050
	Starwood Property Trust Inc.	133,084	3,045
	New York Times Co. Class A	79,449	3,044
*	II-VI Inc.	49,685	3,041
	Old Republic International Corp.	137,703	3,031
*	Coherent Inc.	11,230	3,009
*	CACI International Inc. Class A	11,318	3,003
	Cable One Inc.	2,574	3,002
*	Envista Holdings Corp.	75,774	3,002
*	Lattice Semiconductor Corp.	62,443	3,000
*	CyberArk Software Ltd.	19,077	2,998
	Popular Inc.	38,105	2,972
*	Dropbox Inc. Class A	136,528	2,969
*	SiteOne Landscape Supply Inc.	21,011	2,963
	RenaissanceRe Holdings Ltd.	20,642	2,963
*	Euronet Worldwide Inc.	24,324	2,959
	Southwest Gas Holdings Inc.	33,578	2,959
*	AerCap Holdings NV	63,336	2,958
	Graphic Packaging Holding Co.	135,641	2,957
*	Chart Industries Inc.	17,466	2,949
	Omega Healthcare Investors Inc.	115,740	2,949
	Texas Roadhouse Inc. Class A	35,813	2,948
*	RH	8,753	2,942
	CDK Global Inc.	53,861	2,931
*	TopBuild Corp.	16,138	2,923
	Advanced Drainage Systems Inc.	28,500	2,920
	Stifel Financial Corp.	47,181	2,918
	Nexstar Media Group Inc. Class A	18,396	2,914
	Oshkosh Corp.	31,511	2,913
	National Fuel Gas Co.	41,528	2,912
	Invesco Ltd.	157,908	2,902
*	Acadia Healthcare Co. Inc.	42,599	2,892
*	Smartsheet Inc. Class A	59,631	2,882
	Carlyle Group Inc.	79,346	2,879
		Shares	Market Value• ($000)
	ITT Inc.	40,974	2,877
	Synovus Financial Corp.	69,201	2,875
	Bruker Corp.	49,982	2,873
*	Sarepta Therapeutics Inc.	39,723	2,873
	Landstar System Inc.	18,541	2,872
	SEI Investments Co.	51,449	2,867
	Rayonier Inc.	66,200	2,860
	Unum Group	93,497	2,854
	Marriott Vacations Worldwide Corp.	19,100	2,852
	Sonoco Products Co.	45,924	2,843
	Morningstar Inc.	11,083	2,807
	Ovintiv Inc. (XNYS)	54,614	2,796
	AGNC Investment Corp.	254,598	2,795
*	Penumbra Inc.	16,194	2,794
*	Sailpoint Technologies Holdings Inc.	43,715	2,790
*	Masimo Corp.	24,631	2,783
*	Tandem Diabetes Care Inc.	28,801	2,779
*	Penn National Gaming Inc.	75,783	2,771
	Brunswick Corp.	36,631	2,770
	Donaldson Co. Inc.	56,448	2,768
*	Wayfair Inc. Class A	35,946	2,766
*	Synaptics Inc.	18,569	2,756
*	Halozyme Therapeutics Inc.	68,943	2,751
	Independence Realty Trust Inc.	100,922	2,751
	Curtiss-Wright Corp.	19,240	2,750
*	Lumentum Holdings Inc.	33,753	2,741
	Acuity Brands Inc.	15,883	2,739
*	HF Sinclair Corp.	71,768	2,729
	SouthState Corp.	35,207	2,726
*	Guardant Health Inc.	44,035	2,717
	EMCOR Group Inc.	25,487	2,714
	Dick's Sporting Goods Inc.	28,126	2,712
*	Change Healthcare Inc.	114,980	2,709
	Louisiana-Pacific Corp.	41,851	2,700
	Azenta Inc.	35,985	2,697
	Murphy Oil Corp.	70,533	2,686
	Bentley Systems Inc. Class B	63,355	2,686
*	Elastic NV	35,229	2,682
	Prosperity Bancshares Inc.	40,950	2,677
*	ASGN Inc.	23,599	2,677
*,1	Robinhood Markets Inc. Class A	272,488	2,672
*	Terminix Global Holdings Inc.	58,152	2,669
	Littelfuse Inc.	11,620	2,664
*	WESCO International Inc.	21,576	2,659
*	GXO Logistics Inc.	44,799	2,652
	Pinnacle Financial Partners Inc.	34,112	2,645

119

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Liberty Media Corp.- Liberty SiriusXM Class C	63,083	2,642
	Ingredion Inc.	30,788	2,620
	Matador Resources Co.	53,257	2,600
	Universal Display Corp.	20,334	2,597
*	Saia Inc.	12,542	2,583
	nVent Electric plc	76,415	2,581
	Polaris Inc.	27,175	2,580
*	Nutanix Inc. Class A	102,980	2,578
	Harley-Davidson Inc.	70,543	2,571
	OneMain Holdings Inc.	55,891	2,567
	Spirit Realty Capital Inc.	58,469	2,540
*	Scientific Games Corp. Class A	45,184	2,533
*	Inspire Medical Systems Inc.	12,247	2,520
	Valmont Industries Inc.	10,121	2,518
*	FTI Consulting Inc.	15,944	2,515
	Valvoline Inc.	83,143	2,513
	PVH Corp.	34,191	2,488
*	Ryman Hospitality Properties Inc.	26,613	2,488
*	Axalta Coating Systems Ltd.	98,086	2,488
	First Financial Bankshares Inc.	62,009	2,479
	Murphy USA Inc.	10,605	2,477
*	LHC Group Inc.	14,896	2,470
	Commercial Metals Co.	60,102	2,464
	Chemours Co.	74,474	2,463
*	Vonage Holdings Corp.	123,297	2,461
*	HealthEquity Inc.	39,459	2,459
	CMC Materials Inc.	13,717	2,454
*	Rapid7 Inc.	25,675	2,452
	Terreno Realty Corp.	33,637	2,447
*	XPO Logistics Inc.	45,493	2,447
	Ashland Global Holdings Inc.	23,302	2,446
	Douglas Emmett Inc.	82,914	2,443
	Cousins Properties Inc.	68,020	2,442
*	UiPath Inc. Class A	136,904	2,441
*	Clean Harbors Inc.	23,249	2,440
	Tempur Sealy International Inc.	90,010	2,440
*	Peloton Interactive Inc. Class A	138,900	2,439
*	Ionis Pharmaceuticals Inc.	66,317	2,438
	IDACORP Inc.	23,122	2,432
[1]	Sirius XM Holdings Inc.	405,109	2,431
*	Silicon Laboratories Inc.	18,013	2,430
*	Mandiant Inc.	109,582	2,409
*	Mimecast Ltd.	30,221	2,408
	Hanover Insurance Group Inc.	16,373	2,404
		Shares	Market Value• ($000)
*	Rogers Corp.	8,874	2,402
*	Helen of Troy Ltd.	11,192	2,401
*	Biohaven Pharmaceutical Holding Co. Ltd.	26,887	2,398
*	Teladoc Health Inc.	70,996	2,397
	Southern Copper Corp.	38,477	2,396
*	Carvana Co. Class A	41,260	2,391
*	DTE Midstream LLC	44,387	2,386
	MDU Resources Group Inc.	92,593	2,385
*	Shockwave Medical Inc.	15,773	2,384
*	Globus Medical Inc. Class A	35,992	2,383
*	IAA Inc.	65,028	2,383
	Albertsons Cos. Inc. Class A	76,109	2,381
	Exponent Inc.	24,720	2,368
	Travel + Leisure Co.	42,610	2,364
*	Liberty Media Corp.- Liberty SiriusXM Class A	56,458	2,362
	Janus Henderson Group plc	77,504	2,362
*	AutoNation Inc.	20,341	2,358
	Dolby Laboratories Inc. Class A	30,306	2,348
	Black Hills Corp.	32,016	2,345
*	Affirm Holdings Inc.	81,577	2,341
	Primerica Inc.	17,995	2,331
*	Skechers USA Inc. Class A	60,801	2,329
*	RBC Bearings Inc.	13,829	2,328
*	Tenable Holdings Inc.	42,135	2,327
	Toll Brothers Inc.	50,107	2,323
*	Evoqua Water Technologies Corp.	55,683	2,321
	Affiliated Managers Group Inc.	18,476	2,320
	Eagle Materials Inc.	18,763	2,314
	Flowers Foods Inc.	87,233	2,313
	AMERCO	4,314	2,310
	BWX Technologies Inc.	44,369	2,304
	Glacier Bancorp Inc.	50,267	2,300
	Valley National Bancorp	191,855	2,298
	Old National Bancorp	150,876	2,287
	Boyd Gaming Corp.	37,682	2,283
*	Diodes Inc.	31,255	2,283
	Kinsale Capital Group Inc.	10,294	2,282
*	Univar Solutions Inc.	78,307	2,280
*	Omnicell Inc.	20,873	2,279
	Leggett & Platt Inc.	63,883	2,276
	Wintrust Financial Corp.	26,017	2,272
*	Alkermes plc	78,315	2,259
	Perrigo Co. plc	65,808	2,257
	Kite Realty Group Trust	101,074	2,254
	RLI Corp.	19,634	2,254

120

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Ralph Lauren Corp. Class A	21,602	2,254
	ManpowerGroup Inc.	24,929	2,249
	Choice Hotels International Inc.	15,964	2,242
*	Option Care Health Inc.	74,959	2,240
	Helmerich & Payne Inc.	48,547	2,235
	Selective Insurance Group Inc.	27,095	2,232
	TEGNA Inc.	100,947	2,226
*	AMN Healthcare Services Inc.	22,736	2,222
	Science Applications International Corp.	26,636	2,217
*	Varonis Systems Inc. Class B	51,263	2,215
	SL Green Realty Corp.	31,969	2,213
*	Qualys Inc.	16,192	2,207
	Park Hotels & Resorts Inc.	111,855	2,205
	FNB Corp.	191,175	2,202
	Blackstone Mortgage Trust Inc. Class A	73,222	2,200
	MSA Safety Inc.	18,159	2,192
	National Instruments Corp.	60,653	2,192
	Hanesbrands Inc.	165,225	2,191
	Interactive Brokers Group Inc. Class A	36,761	2,189
	Element Solutions Inc.	106,012	2,186
	Agree Realty Corp.	32,148	2,183
	Crane Co.	22,641	2,179
	Bank OZK	56,579	2,174
	Power Integrations Inc.	27,123	2,170
*	Hyatt Hotels Corp. Class A	22,708	2,156
	Hexcel Corp.	39,642	2,155
	Essent Group Ltd.	53,171	2,155
	SLM Corp.	127,877	2,139
	UFP Industries Inc.	27,593	2,135
	Avient Corp.	43,153	2,125
*	ZoomInfo Technologies Inc. Class A	44,800	2,124
*	Ultragenyx Pharmaceutical Inc.	29,877	2,112
	United Bankshares Inc.	63,436	2,110
*	Stericycle Inc.	41,952	2,106
	Simpson Manufacturing Co. Inc.	20,287	2,103
*	Atkore Inc.	21,854	2,100
	National Storage Affiliates Trust	37,079	2,099
	Maximus Inc.	28,773	2,097
	Air Lease Corp. Class A	51,802	2,087
	MGIC Investment Corp.	159,614	2,085
		Shares	Market Value• ($000)
*	Teradata Corp.	50,411	2,084
*,1	Rivian Automotive Inc. Class A	68,835	2,082
	ONE Gas Inc.	24,631	2,078
*	Novanta Inc.	16,080	2,069
*	NCR Corp.	59,025	2,068
	New Residential Investment Corp.	198,608	2,066
*	Envestnet Inc.	25,785	2,054
*	Wix.com Ltd.	27,076	2,043
*	Integra LifeSciences Holdings Corp.	33,318	2,038
*	ExlService Holdings Inc.	14,955	2,036
	Axis Capital Holdings Ltd.	35,491	2,035
	Vontier Corp.	79,393	2,034
	Spirit AeroSystems Holdings Inc. Class A	48,365	2,033
	Cadence Bank	81,180	2,033
	Premier Inc. Class A	56,062	2,030
	H&R Block Inc.	77,828	2,029
	Vertiv Holdings Co. Class A	161,827	2,028
	Hawaiian Electric Industries Inc.	49,253	2,025
*	Casella Waste Systems Inc. Class A	24,556	2,019
*	Cirrus Logic Inc.	26,597	2,016
*	ICU Medical Inc.	9,305	1,991
	Houlihan Lokey Inc. Class A	23,892	1,990
	Avnet Inc.	45,481	1,986
*,1	DraftKings Inc. Class A	145,151	1,986
*	Resideo Technologies Inc.	87,861	1,976
*	Box Inc. Class A	64,487	1,975
	Flowserve Corp.	60,273	1,972
	Scotts Miracle-Gro Co.	18,948	1,969
*	CNX Resources Corp.	95,381	1,960
	SM Energy Co.	55,142	1,959
	ChampionX Corp.	92,690	1,956
*	Workiva Inc. Class A	20,252	1,955
*	Arrowhead Pharmaceuticals Inc.	47,506	1,953
*	Howard Hughes Corp.	19,469	1,953
	Westlake Corp.	15,417	1,951
*	SPS Commerce Inc.	16,278	1,947
	Portland General Electric Co.	41,096	1,945
*	Iridium Communications Inc.	54,416	1,943
*	Semtech Corp.	32,587	1,942
*	Hilton Grand Vacations Inc.	41,431	1,940
	UMB Financial Corp.	21,433	1,933
*	10X Genomics Inc. Class A	40,446	1,932
	Highwoods Properties Inc.	47,287	1,931
*	Amedisys Inc.	15,122	1,930

121

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Asbury Automotive Group Inc.	10,505	1,930
	Armstrong World Industries Inc.	22,785	1,929
	Ensign Group Inc.	24,017	1,929
*	Intra-Cellular Therapies Inc.	38,017	1,924
*	Sunrun Inc.	96,129	1,921
*	YETI Holdings Inc.	39,309	1,921
*	Post Holdings Inc.	25,775	1,917
	New York Community Bancorp Inc.	207,349	1,916
	Thor Industries Inc.	25,027	1,916
*	Brighthouse Financial Inc.	37,186	1,910
*	MasTec Inc.	26,519	1,910
	TD SYNNEX Corp.	19,069	1,909
	New Jersey Resources Corp.	44,043	1,901
*	Crocs Inc.	28,431	1,889
*	LivaNova plc	24,644	1,889
	Triton International Ltd.	30,785	1,881
*	United Airlines Holdings Inc.	37,214	1,879
	EPR Properties	35,695	1,875
	Apple Hospitality REIT Inc.	105,762	1,871
	Sanderson Farms Inc.	9,862	1,868
*	Credit Acceptance Corp.	3,642	1,867
	John Bean Technologies Corp.	15,832	1,866
*	Ziff Davis Inc.	21,080	1,863
	Radian Group Inc.	86,978	1,860
	CONMED Corp.	13,956	1,856
	Insperity Inc.	17,488	1,855
	Sensient Technologies Corp.	21,920	1,854
	Evercore Inc. Class A	17,519	1,853
*	Grand Canyon Education Inc.	19,309	1,853
	Hancock Whitney Corp.	39,579	1,851
	Silgan Holdings Inc.	41,381	1,836
	Applied Industrial Technologies Inc.	17,524	1,835
	Healthcare Realty Trust Inc.	67,716	1,834
	ServisFirst Bancshares Inc.	22,828	1,834
*	Meritage Homes Corp.	22,186	1,831
*	Altair Engineering Inc. Class A	33,692	1,830
	PNM Resources Inc.	39,121	1,825
*	Blackline Inc.	27,206	1,824
	Allison Transmission Holdings Inc.	48,672	1,822
	Timken Co.	31,540	1,818
	Balchem Corp.	14,711	1,812
	Signet Jewelers Ltd.	25,656	1,801
*	Freshpet Inc.	19,261	1,798
*	Alteryx Inc. Class A	27,760	1,782
		Shares	Market Value• ($000)
*	Medpace Holdings Inc.	13,292	1,775
	HB Fuller Co.	26,462	1,765
	GATX Corp.	17,037	1,761
	Continental Resources Inc.	31,647	1,759
	Assured Guaranty Ltd.	31,836	1,756
	PS Business Parks Inc.	9,356	1,751
	Zurn Water Solutions Corp.	55,954	1,747
	Ryder System Inc.	24,954	1,744
*	Kirby Corp.	26,734	1,743
	MSC Industrial Direct Co. Inc. Class A	21,034	1,743
*	Quidel Corp.	17,316	1,742
	Umpqua Holdings Corp.	105,261	1,741
*	Verint Systems Inc.	31,901	1,741
	PacWest Bancorp	52,896	1,740
*	Valaris Ltd.	34,274	1,739
	Physicians Realty Trust	100,838	1,728
*	Under Armour Inc. Class C	121,796	1,728
*	API Group Corp.	92,837	1,723
*	Fluor Corp.	69,305	1,715
*	American Airlines Group Inc.	91,335	1,714
	Spire Inc.	23,554	1,714
*	Victoria's Secret & Co.	36,331	1,712
	LXP Industrial Trust	135,674	1,703
	Outfront Media Inc.	66,445	1,701
*,1	QuantumScape Corp. Class A	113,446	1,695
	Cabot Corp.	25,687	1,691
	Innovative Industrial Properties Inc.	11,696	1,691
	South Jersey Industries Inc.	49,380	1,688
*	Simply Good Foods Co.	40,504	1,687
*	iRhythm Technologies Inc.	13,636	1,682
	Spectrum Brands Holdings Inc.	19,770	1,682
	Walker & Dunlop Inc.	14,035	1,681
*	Intellia Therapeutics Inc.	34,272	1,680
*	TriNet Group Inc.	18,880	1,675
	PotlatchDeltic Corp.	30,108	1,668
*	Goodyear Tire & Rubber Co.	124,760	1,662
*,1	Upstart Holdings Inc.	22,069	1,656
*	Fabrinet	16,858	1,655
	American Equity Investment Life Holding Co.	43,713	1,649
	Steven Madden Ltd.	40,117	1,647
*	Farfetch Ltd. Class A	146,849	1,645
*	Blueprint Medicines Corp.	28,101	1,640
*	Allegheny Technologies Inc.	60,214	1,637

122

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Boston Beer Co. Inc. Class A	4,366	1,637
	Franklin Electric Co. Inc.	23,329	1,632
*	New Relic Inc.	25,757	1,630
	Watts Water Technologies Inc. Class A	12,725	1,622
	Switch Inc. Class A	54,273	1,621
*	Summit Materials Inc. Class A	58,281	1,620
*	Sabre Corp.	154,416	1,617
*	Onto Innovation Inc.	22,683	1,614
	Hudson Pacific Properties Inc.	69,058	1,608
*	Livent Corp.	74,886	1,600
*	Digitalbridge Group Inc.	229,722	1,599
	Community Bank System Inc.	24,796	1,597
*	ACI Worldwide Inc.	57,738	1,595
*	Fox Factory Holding Corp.	19,461	1,593
*	Chegg Inc.	64,356	1,592
	Carter's Inc.	18,847	1,588
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	39,664	1,586
*	SeaWorld Entertainment Inc.	23,429	1,580
	Korn Ferry	25,665	1,577
*	Liberty Global plc Class A	69,296	1,577
	New Fortress Energy Inc. Class A	40,589	1,574
*	Maravai LifeSciences Holdings Inc. Class A	51,222	1,574
	Antero Midstream Corp.	153,023	1,572
	Pegasystems Inc.	20,508	1,571
	Pebblebrook Hotel Trust	64,134	1,566
*	Insight Enterprises Inc.	15,730	1,563
*,1	CRISPR Therapeutics AG	31,434	1,560
*	Apellis Pharmaceuticals Inc.	35,668	1,553
*	Novavax Inc.	34,455	1,553
*	MaxLinear Inc.	32,401	1,551
*	Sprouts Farmers Market Inc.	51,971	1,549
	ABM Industries Inc.	32,026	1,546
*	IPG Photonics Corp.	16,293	1,539
	Wendy's Co.	77,787	1,537
	Independent Bank Corp. (XNGS)	19,910	1,536
	Magnolia Oil & Gas Corp. Class A	65,725	1,527
	Columbia Sportswear Co.	18,577	1,526
*	Silvergate Capital Corp. Class A	13,022	1,523
		Shares	Market Value• ($000)
*	Perficient Inc.	15,301	1,521
*,1	MicroStrategy Inc. Class A	4,290	1,519
*	Beacon Roofing Supply Inc.	25,450	1,518
*	Procore Technologies Inc.	27,322	1,516
	Penske Automotive Group Inc.	14,439	1,513
	Equitrans Midstream Corp.	192,022	1,509
*	National Vision Holdings Inc.	39,992	1,506
*	Kornit Digital Ltd.	22,643	1,506
	Eastern Bankshares Inc.	78,332	1,501
	Home BancShares Inc.	69,364	1,500
*	Pacira BioSciences Inc.	20,022	1,493
	Lazard Ltd. Class A	45,428	1,489
	Patterson-UTI Energy Inc.	90,210	1,483
*	Six Flags Entertainment Corp.	38,712	1,482
	JBG SMITH Properties	56,021	1,477
*	Opendoor Technologies Inc.	211,338	1,477
	CNO Financial Group Inc.	61,140	1,476
*	Viavi Solutions Inc.	102,888	1,475
*	Grocery Outlet Holding Corp.	43,775	1,474
	Associated Banc-Corp.	73,771	1,472
	Comfort Systems USA Inc.	17,423	1,471
*	Taylor Morrison Home Corp. Class A	56,127	1,470
	White Mountains Insurance Group Ltd.	1,403	1,470
	Pacific Premier Bancorp Inc.	46,723	1,465
*	agilon health Inc.	82,035	1,458
*	Natera Inc.	41,489	1,457
*	Adient plc	42,553	1,453
*	Welbilt Inc.	61,275	1,447
*	Cytokinetics Inc.	36,173	1,442
	Herc Holdings Inc.	11,280	1,442
*	Insmed Inc.	65,566	1,440
*	Merit Medical Systems Inc.	23,165	1,436
*	Mercury Systems Inc.	25,728	1,435
*	Hostess Brands Inc. Class A	63,171	1,433
	Aerojet Rocketdyne Holdings Inc.	35,674	1,426
*	Cargurus Inc.	43,615	1,425
*	Leslie's Inc.	72,653	1,424
	ALLETE Inc.	23,972	1,422
	Boise Cascade Co.	18,683	1,412
	CVB Financial Corp.	61,254	1,410

123

Total World Stock Index Fund
		Shares	Market Value• ($000)
*,1	Luminar Technologies Inc. Class A	113,915	1,409
*	FormFactor Inc.	36,946	1,408
*	Kosmos Energy Ltd.	208,250	1,408
*	Madison Square Garden Sports Corp.	8,666	1,405
	NorthWestern Corp.	24,764	1,404
	FirstCash Holdings Inc.	17,598	1,404
	Cathay General Bancorp	35,008	1,403
	BankUnited Inc.	37,337	1,402
	Ormat Technologies Inc. (XNYS)	18,012	1,400
*	Ambarella Inc.	17,062	1,400
	United Community Banks Inc.	46,297	1,395
	American States Water Co.	17,686	1,391
*	Ollie's Bargain Outlet Holdings Inc.	28,911	1,389
*	Rambus Inc.	55,732	1,388
*	Hain Celestial Group Inc.	41,353	1,387
	Mueller Industries Inc.	25,607	1,387
	Simmons First National Corp. Class A	57,919	1,383
	Academy Sports & Outdoors Inc.	37,020	1,383
	Advanced Energy Industries Inc.	18,065	1,382
*	Enovis Corp.	21,302	1,382
	First BanCorp. (XNYS)	101,405	1,380
	Corporate Office Properties Trust	51,535	1,375
*	Q2 Holdings Inc.	26,538	1,373
	Broadstone Net Lease Inc.	66,008	1,366
*	Neogen Corp.	51,671	1,364
	Lancaster Colony Corp.	8,775	1,362
*	Coty Inc. Class A	167,445	1,358
*	ChargePoint Holdings Inc.	104,738	1,355
*	Visteon Corp.	12,927	1,354
*	Enstar Group Ltd.	5,736	1,352
	Papa John's International Inc.	14,832	1,350
	Brink's Co.	22,864	1,348
*	Digital Turbine Inc.	42,521	1,346
*	PagSeguro Digital Ltd. Class A	91,464	1,345
*	R1 RCM Inc.	59,541	1,341
*	Sonos Inc.	58,614	1,338
	Kulicke & Soffa Industries Inc.	28,784	1,336
	Clearway Energy Inc. Class C	43,725	1,335
*	Bloom Energy Corp. Class A	71,620	1,329
	Essential Properties Realty Trust Inc.	55,341	1,328
	Forward Air Corp.	13,626	1,321
		Shares	Market Value• ($000)
*	Renewable Energy Group Inc.	21,617	1,320
*	MP Materials Corp.	34,697	1,320
	Nordstrom Inc.	51,289	1,318
*	Yelp Inc. Class A	40,507	1,318
	Hillenbrand Inc.	32,216	1,315
	First Hawaiian Inc.	55,635	1,314
*	Hub Group Inc. Class A	19,553	1,313
*	Mirati Therapeutics Inc.	21,224	1,311
	Avista Corp.	32,300	1,310
	Wingstop Inc.	14,252	1,308
*	Sprout Social Inc. Class A	21,324	1,307
	Bread Financial Holdings Inc.	23,757	1,302
*	Celsius Holdings Inc.	25,013	1,301
*	Nomad Foods Ltd.	70,383	1,299
	Kemper Corp.	28,117	1,298
*	PBF Energy Inc. Class A	44,653	1,298
*	NuVasive Inc.	25,205	1,297
*	Arconic Corp.	51,536	1,297
	Group 1 Automotive Inc.	7,444	1,296
*	Sunstone Hotel Investors Inc.	105,144	1,288
	Arcosa Inc.	23,998	1,285
*	Prestige Consumer Healthcare Inc.	23,505	1,285
	Jackson Financial Inc. Class A	30,355	1,284
*	STAAR Surgical Co.	22,442	1,281
*	Alarm.com Holdings Inc.	20,867	1,275
*	Mr Cooper Group Inc.	28,308	1,273
*	Inari Medical Inc.	15,779	1,273
	Macerich Co.	101,112	1,269
	Moog Inc. Class A	15,871	1,268
	Bank of Hawaii Corp.	17,030	1,266
	Ameris Bancorp	30,307	1,264
*	Haemonetics Corp.	24,924	1,263
	SITE Centers Corp.	79,134	1,258
	EnerSys	19,202	1,257
*	Frontier Communications Parent Inc.	47,631	1,257
*	Skyline Champion Corp.	24,581	1,255
*	Blackbaud Inc.	21,563	1,251
*	Multiplan Corp.	281,730	1,248
	MGE Energy Inc.	15,992	1,245
*	Dorman Products Inc.	12,593	1,243
	Moelis & Co. Class A	28,080	1,243
*	Sitime Corp.	7,376	1,243
*	Allscripts Healthcare Solutions Inc.	60,100	1,242
*	Upwork Inc.	59,125	1,240
*	Kyndryl Holdings Inc.	104,073	1,237
*	frontdoor Inc.	39,939	1,235
	Hecla Mining Co.	236,942	1,234

124

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Bottomline Technologies DE Inc.	21,772	1,233
*	Herbalife Nutrition Ltd.	46,379	1,233
	Cogent Communications Holdings Inc.	21,004	1,229
*	CommVault Systems Inc.	20,141	1,229
	Sabra Health Care REIT Inc.	105,203	1,229
	Otter Tail Corp.	21,080	1,222
	KB Home	37,613	1,220
*	Cushman & Wakefield plc	68,144	1,220
	Kennedy-Wilson Holdings Inc.	54,015	1,218
	California Water Service Group	23,438	1,216
	Chimera Investment Corp.	121,370	1,216
*	Equity Commonwealth	46,322	1,213
*	ViaSat Inc.	32,935	1,212
	Boot Barn Holdings Inc.	13,367	1,204
*	TripAdvisor Inc.	46,872	1,203
	Gap Inc.	96,769	1,202
	Belden Inc.	23,180	1,197
*	Arvinas Inc.	21,730	1,194
	UniFirst Corp.	6,930	1,194
*	Iovance Biotherapeutics Inc.	78,711	1,192
	Virtu Financial Inc. Class A	41,156	1,189
	Owens & Minor Inc.	33,453	1,187
	Select Medical Holdings Corp.	52,484	1,187
*	Karuna Therapeutics Inc.	10,646	1,187
*	Texas Capital Bancshares Inc.	23,057	1,184
*	Trupanion Inc.	18,608	1,184
	Federated Hermes Inc.	41,520	1,182
	EVERTEC Inc.	29,765	1,173
*	Focus Financial Partners Inc. Class A	29,690	1,171
	Avangrid Inc.	26,362	1,169
*	Axonics Inc.	22,552	1,169
	Patterson Cos. Inc.	37,888	1,166
*	Meritor Inc.	32,455	1,165
*	Alight Inc. Class A	135,230	1,162
	Civitas Resources Inc.	19,826	1,162
	MillerKnoll Inc.	36,574	1,160
*	Callon Petroleum Co.	22,518	1,154
*	MACOM Technology Solutions Holdings Inc. Class H	22,603	1,152
	Independent Bank Group Inc.	16,979	1,151
		Shares	Market Value• ($000)
	World Wrestling Entertainment Inc. Class A	19,717	1,151
*	Callaway Golf Co.	52,393	1,149
*	Dycom Industries Inc.	13,531	1,149
	WSFS Financial Corp.	28,664	1,149
*	Progyny Inc.	29,826	1,147
	BOK Financial Corp.	13,805	1,145
*	Integer Holdings Corp.	15,230	1,145
*	Golar LNG Ltd.	51,213	1,143
	Altra Industrial Motion Corp.	29,272	1,142
	Atlantic Union Bankshares Corp.	33,818	1,142
	WD-40 Co.	6,188	1,138
*	Shift4 Payments Inc. Class A	21,673	1,137
	Washington Federal Inc.	37,272	1,134
	Werner Enterprises Inc.	28,591	1,133
	Foot Locker Inc.	38,586	1,131
*	AtriCure Inc.	21,744	1,129
*	Dun & Bradstreet Holdings Inc.	71,435	1,128
*	United Natural Foods Inc.	26,262	1,127
	Arbor Realty Trust Inc.	65,796	1,125
*	Plexus Corp.	13,848	1,124
	Cracker Barrel Old Country Store Inc.	10,120	1,123
*	Sanmina Corp.	27,380	1,120
	Red Rock Resorts Inc. Class A	25,354	1,115
*	Evolent Health Inc. Class A	40,381	1,111
*	Gentherm Inc.	16,459	1,110
	Maxar Technologies Inc.	34,451	1,110
*	Fate Therapeutics Inc.	38,709	1,106
	Trinity Industries Inc.	39,872	1,106
*	Under Armour Inc. Class A	71,817	1,103
	Hamilton Lane Inc. Class A	16,075	1,102
*	Ingevity Corp.	18,391	1,102
	National Health Investors Inc.	21,383	1,102
	Navient Corp.	69,370	1,102
	Uniti Group Inc.	88,855	1,101
	Fulton Financial Corp.	72,489	1,100
	LCI Industries	11,308	1,100
*	nCino Inc.	29,246	1,096
*	NetScout Systems Inc.	35,324	1,088
	ManTech International Corp. Class A	13,529	1,087
*	Nevro Corp.	17,621	1,087
*	PagerDuty Inc.	37,927	1,084
	Xerox Holdings Corp.	62,127	1,081

125

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Dlocal Ltd. Class A	47,691	1,081
	Badger Meter Inc.	13,374	1,079
	NewMarket Corp.	3,315	1,076
*	ACADIA Pharmaceuticals Inc.	58,109	1,072
	Innospec Inc.	11,248	1,072
*	AZEK Co. Inc. Class A	50,251	1,067
	Vishay Intertechnology Inc.	57,101	1,064
*	Ortho Clinical Diagnostics Holdings plc Class H	60,417	1,064
[1]	American Eagle Outfitters Inc.	70,077	1,059
	RLJ Lodging Trust	75,363	1,057
	Encore Wire Corp.	9,361	1,056
*	Shake Shack Inc. Class A	18,251	1,055
*,1	Tilray Brands Inc.	211,914	1,055
*	Calix Inc.	26,406	1,054
	Albany International Corp. Class A	13,461	1,053
*	Cheesecake Factory Inc.	28,386	1,048
*	PTC Therapeutics Inc.	29,611	1,046
	News Corp. Class B	52,508	1,045
	Terex Corp.	30,551	1,039
	Rush Enterprises Inc. Class A	20,301	1,033
*	Transocean Ltd. (XNYS)	274,094	1,031
	Quaker Chemical Corp.	6,306	1,026
	International Bancshares Corp.	25,500	1,015
	Cal-Maine Foods Inc.	18,872	1,014
	Dana Inc.	68,318	1,012
	McGrath RentCorp.	12,125	1,012
*	Sotera Health Co.	49,492	1,009
	Medifast Inc.	5,653	1,008
	J & J Snack Foods Corp.	6,728	1,007
	Coca-Cola Consolidated Inc.	2,273	1,004
*	Corcept Therapeutics Inc.	46,527	1,001
*	Esab Corp.	21,302	1,001
	John Wiley & Sons Inc. Class A	19,648	1,000
*	Xenia Hotels & Resorts Inc.	51,859	1,000
*	Glaukos Corp.	21,134	999
	Towne Bank	36,142	996
	International Game Technology plc	45,425	992
	Urban Edge Properties	53,038	991
	Tronox Holdings plc Class A	57,509	989
	Helios Technologies Inc.	14,707	988
*	Itron Inc.	20,684	988
		Shares	Market Value• ($000)
	First Merchants Corp.	25,170	986
*	Axos Financial Inc.	26,006	985
*,1	Beyond Meat Inc.	26,690	984
*	Momentive Global Inc.	62,185	984
*	StoneCo. Ltd. Class A	104,194	981
	Progress Software Corp.	20,360	977
*	LiveRamp Holdings Inc.	31,163	976
	Brady Corp. Class A	21,799	975
*	Verra Mobility Corp. Class A	69,331	973
	Graham Holdings Co. Class B	1,641	972
	Edgewell Personal Care Co.	25,455	971
	Kadant Inc.	5,250	971
*	LGI Homes Inc.	10,351	970
	Piper Sandler Cos.	8,412	967
*	Bumble Inc. Class A	40,304	967
*	CBIZ Inc.	23,063	966
	AAON Inc.	19,811	966
*	Tri Pointe Homes Inc.	46,676	965
	Compass Minerals International Inc.	16,311	964
*	ODP Corp.	22,414	964
	Kontoor Brands Inc.	24,180	961
	Minerals Technologies Inc.	15,102	961
*	GCP Applied Technologies Inc.	30,597	960
*	Certara Inc.	52,291	960
	Nu Skin Enterprises Inc. Class A	22,475	958
*	Cavco Industries Inc.	4,045	956
	Mueller Water Products Inc. Class A	79,475	956
*	PRA Group Inc.	22,715	955
*	Amicus Therapeutics Inc.	134,639	953
	WesBanco Inc.	29,512	951
	Atlantica Sustainable Infrastructure plc	30,780	951
*	Constellium SE Class A	56,960	951
	Alaska Air Group Inc.	17,469	950
	Shutterstock Inc.	12,488	946
*	DiamondRock Hospitality Co.	89,030	945
	Retail Opportunity Investments Corp.	50,699	945
*	Denali Therapeutics Inc.	39,673	944
	Columbia Banking System Inc.	33,571	943
	PriceSmart Inc.	11,792	937
	Federal Signal Corp.	27,477	935
	Stepan Co.	9,155	935
	St. Joe Co.	17,413	927

126

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Beam Therapeutics Inc.	24,696	927
	Horace Mann Educators Corp.	23,238	926
	Carpenter Technology Corp.	24,034	918
	Kennametal Inc.	35,615	916
*	Zillow Group Inc. Class A	23,645	914
*	DigitalOcean Holdings Inc.	23,150	913
*	O-I Glass Inc.	67,567	911
*	Asana Inc. Class A	33,893	908
	Atlas Air Worldwide Holdings Inc.	13,138	906
*	Fastly Inc. Class A	56,854	904
	Amkor Technology Inc.	48,020	903
	Newmark Group Inc. Class A	74,316	903
	CSG Systems International Inc.	14,648	900
*	Appfolio Inc. Class A	8,656	899
	MDC Holdings Inc.	24,290	897
*	Genworth Financial Inc. Class A	241,595	896
*	Liberty Broadband Corp. Class A	8,298	893
*	Inmode Ltd.	35,570	893
*	Dave & Buster's Entertainment Inc.	19,611	892
*	Oak Street Health Inc.	49,299	892
*	Abercrombie & Fitch Co. Class A	25,701	889
	Bloomin' Brands Inc.	40,428	889
	Ubiquiti Inc.	3,128	883
	Cohen & Steers Inc.	11,348	882
*	JELD-WEN Holding Inc.	42,393	881
	Gray Television Inc.	47,450	879
	Energizer Holdings Inc.	28,889	875
	Installed Building Products Inc.	10,879	875
*	Plantronics Inc.	21,931	874
*	Vista Outdoor Inc.	24,718	871
	Bank of NT Butterfield & Son Ltd.	27,051	866
*	Cannae Holdings Inc.	38,628	865
	InterDigital Inc.	15,194	864
	Vector Group Ltd.	67,814	863
*	Madison Square Garden Entertainment Corp.	11,785	863
*	Global Blood Therapeutics Inc.	28,083	862
	Inter Parfums Inc.	10,551	862
*	Myriad Genetics Inc.	41,986	861
*,1	WeWork Inc. Class A	122,710	860
	Sempra Energy	5,301	859
*	Altice USA Inc. Class A	92,366	857
		Shares	Market Value• ($000)
	Four Corners Property Trust Inc.	31,087	854
	American National Group Inc.	4,519	852
*	Relay Therapeutics Inc.	35,749	852
	Brandywine Realty Trust	72,897	851
*	Central Garden & Pet Co. Class A	20,483	848
	Piedmont Office Realty Trust Inc. Class A	52,600	847
*	Masonite International Corp.	10,891	844
	Flagstar Bancorp Inc.	23,872	843
	Winnebago Industries Inc.	15,851	843
*	CCC Intelligent Solutions Holdings Inc.	91,312	843
	Washington REIT	34,963	842
*,1	Nikola Corp.	116,233	835
	ArcBest Corp.	11,555	834
	Banner Corp.	15,534	834
	American Assets Trust Inc.	22,751	833
*	Surgery Partners Inc.	16,261	832
	EnPro Industries Inc.	8,895	829
	Acadia Realty Trust	39,551	827
	Heartland Financial USA Inc.	18,901	827
*	Sally Beauty Holdings Inc.	54,343	822
	Telephone and Data Systems Inc.	44,774	820
*	Appian Corp. Class A	17,099	817
*	Cinemark Holdings Inc.	51,513	817
	ESCO Technologies Inc.	13,060	816
*	Embecta Corp.	26,479	806
*	Kratos Defense & Security Solutions Inc.	53,032	804
*	TechTarget Inc.	11,925	803
*	KAR Auction Services Inc.	54,712	802
*	AeroVironment Inc.	9,921	797
	Paramount Group Inc.	83,852	797
*	Playtika Holding Corp.	45,303	796
	SJW Group	13,475	795
	GrafTech International Ltd.	86,954	790
	B&G Foods Inc.	29,285	789
	Trinseo plc	16,629	789
	Trustmark Corp.	28,229	787
	Dillard's Inc. Class A	2,579	784
	Materion Corp.	9,207	784
*	SPX Corp.	18,644	781
*	Flywire Corp.	25,601	781
*	Urban Outfitters Inc.	32,671	778

127

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Artisan Partners Asset Management Inc. Class A	24,035	772
*	BioCryst Pharmaceuticals Inc.	82,979	771
	Jack in the Box Inc.	9,299	770
	Monro Inc.	16,837	770
	Apollo Commercial Real Estate Finance Inc.	63,892	769
*	iHeartMedia Inc. Class A	47,750	764
	HNI Corp.	21,342	761
	Worthington Industries Inc.	15,924	757
	Two Harbors Investment Corp.	157,216	756
	Hope Bancorp Inc.	52,761	754
*	Triumph Bancorp Inc.	10,856	754
	Barnes Group Inc.	22,321	750
	Buckle Inc.	24,044	747
*	Knowles Corp.	40,161	744
	Primoris Services Corp.	32,045	743
	First Financial Bancorp	36,185	740
*	PROG Holdings Inc.	27,901	739
	Alexander & Baldwin Inc.	34,669	735
*	Everbridge Inc.	16,999	733
*	US Ecology Inc.	15,251	732
*	AAR Corp.	15,514	729
*	Twist Bioscience Corp.	25,255	728
	Xperi Holding Corp.	46,655	728
*	Covetrus Inc.	52,576	726
	Westamerica BanCorp.	12,320	726
	Eagle Bancorp Inc.	14,403	725
*	Delek US Holdings Inc.	29,938	724
	Rent-A-Center Inc.	30,007	724
	Century Communities Inc.	13,694	722
	Kaiser Aluminum Corp.	7,471	721
	TTEC Holdings Inc.	9,745	719
*	Jamf Holding Corp.	23,281	717
*	TreeHouse Foods Inc.	22,733	716
*	Lions Gate Entertainment Corp. Class B	56,830	714
	CareTrust REIT Inc.	43,980	713
*	Ironwood Pharmaceuticals Inc. Class A	59,389	713
*	Fiverr International Ltd.	13,383	713
	Ameresco Inc. Class A	14,096	711
*	Core & Main Inc. Class A	29,939	711
	Renasant Corp.	23,837	710
	World Fuel Services Corp.	29,267	709
		Shares	Market Value• ($000)
*	Supernus Pharmaceuticals Inc.	25,267	705
*	E2open Parent Holdings Inc.	90,762	702
*	Sylvamo Corp.	15,727	702
	ProAssurance Corp.	28,447	699
*	Emergent BioSolutions Inc.	21,553	698
	Oxford Industries Inc.	7,794	698
	Sandy Spring Bancorp Inc.	17,780	698
*	Monday.com Ltd.	5,397	698
	Wolverine World Wide Inc.	35,104	696
	Greif Inc. Class A	11,453	695
	Provident Financial Services Inc.	31,359	694
*	Turning Point Therapeutics Inc.	23,560	694
*	Encore Capital Group Inc.	11,915	689
*	Adtalem Global Education Inc.	23,481	688
*	Brinker International Inc.	18,946	688
	PennyMac Mortgage Investment Trust	44,762	687
*	Green Dot Corp. Class A	25,861	685
	Lindsay Corp.	5,066	685
*,1	Fisker Inc.	68,137	685
	Tanger Factory Outlet Centers Inc.	42,399	684
*	Enanta Pharmaceuticals Inc.	10,589	682
*	Sunnova Energy International Inc.	39,448	681
	Hilltop Holdings Inc.	26,607	678
*	Pilgrim's Pride Corp.	23,919	678
	Strategic Education Inc.	10,501	678
	Methode Electronics Inc.	15,170	677
*	Xencor Inc.	27,031	675
*	IonQ Inc.	85,514	673
*	Sage Therapeutics Inc.	21,274	671
	Mfa Financial Inc. Reit	47,099	671
*	CareDx Inc.	21,950	668
*	Tivity Health Inc.	20,790	668
*	Ligand Pharmaceuticals Inc.	7,163	665
	TriMas Corp.	22,469	664
	Nelnet Inc. Class A	8,072	662
	Qurate Retail Inc. Series A	156,135	657
	Enerpac Tool Group Corp. Class A	32,660	656
*	TTM Technologies Inc.	46,855	654
	Reynolds Consumer Products Inc.	22,084	653

128

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	CoreCivic Inc.	52,311	650
*	Avanos Medical Inc.	22,265	649
	Mercury General Corp.	12,865	649
*	Open Lending Corp. Class A	47,490	648
	NBT Bancorp Inc.	18,378	647
	PennyMac Financial Services Inc.	13,324	647
*	FuelCell Energy Inc.	158,332	646
*	Driven Brands Holdings Inc.	23,117	645
*,1	Marathon Digital Holdings Inc.	41,347	645
*,1	SoFi Technologies Inc.	105,322	645
	Capitol Federal Financial Inc.	66,793	643
	Centerspace	6,961	642
*	NMI Holdings Inc. Class A	34,888	641
*	LivePerson Inc.	28,184	638
	Greenbrier Cos. Inc.	14,916	637
	Northwest Bancshares Inc.	49,899	633
	BGC Partners Inc. Class A	173,806	631
*	Brookdale Senior Living Inc.	101,703	629
*	Cerence Inc.	21,241	627
*	Liberty Media Corp.- Liberty Formula One Class A	10,897	626
*	Coursera Inc.	33,294	626
	Argo Group International Holdings Ltd.	14,585	624
	Northwest Natural Holding Co.	13,032	623
*	MEDNAX Inc.	33,425	619
*	Veris Residential Inc.	38,511	617
*	Vimeo Inc.	60,576	617
	Kaman Corp.	15,779	616
*	Overstock.com Inc.	18,370	616
	Patrick Industries Inc.	9,890	616
*	SpringWorks Therapeutics Inc.	14,261	612
*	Liberty Latin America Ltd. Class C	66,233	612
*	CommScope Holding Co. Inc.	101,197	610
*	Vicor Corp.	10,070	609
	Granite Construction Inc.	20,364	604
*	Duck Creek Technologies Inc.	37,886	604
	National Beverage Corp.	13,663	602
*	CorVel Corp.	3,860	599
	H&E Equipment Services Inc.	16,789	596
*	Veracyte Inc.	29,135	596
*	iRobot Corp.	11,723	594
*,1	TuSimple Holdings Inc. Class A	57,230	593
	CNA Financial Corp.	12,477	592
		Shares	Market Value• ($000)
	SFL Corp. Ltd.	59,677	592
*	Aurinia Pharmaceuticals Inc.	57,383	590
*	Bed Bath & Beyond Inc.	43,275	589
*	NOW Inc.	53,915	588
*	3D Systems Corp.	51,886	588
	BancFirst Corp.	7,139	584
*	G-III Apparel Group Ltd.	22,021	583
*	DoubleVerify Holdings Inc.	26,696	581
	Empire State Realty Trust Inc. Class A	66,796	577
	La-Z-Boy Inc.	21,962	577
*,1	Virgin Galactic Holdings Inc.	76,799	575
*	Piedmont Lithium Inc. ADR	8,785	575
	Weis Markets Inc.	7,154	571
	ZIM Integrated Shipping Services Ltd.	10,268	571
*	Petco Health & Wellness Co. Inc. Class A	29,540	569
	Live Oak Bancshares Inc.	13,424	568
	Healthcare Services Group Inc.	33,136	566
*	SunPower Corp.	34,310	566
*	Natus Medical Inc.	16,979	565
*	Palomar Holdings Inc.	10,273	559
	Virtus Investment Partners Inc.	3,148	558
*	Parsons Corp.	15,086	557
*	Realogy Holdings Corp.	50,541	554
	Service Properties Trust	68,173	554
	Core Laboratories NV	21,277	553
*	OSI Systems Inc.	6,955	550
*	Gibraltar Industries Inc.	14,424	546
*	Olaplex Holdings Inc.	37,059	545
*	Cerevel Therapeutics Holdings Inc.	18,568	544
*	Figs Inc. Class A	34,710	544
	Ladder Capital Corp. Class A	47,112	537
*	Magnite Inc.	55,397	535
	Global Net Lease Inc.	37,640	528
	Stock Yards Bancorp Inc.	10,072	527
*	Pacific Biosciences of California Inc.	82,426	523
*	Vir Biotechnology Inc.	25,678	523
	Universal Corp.	9,018	522
	Community Trust Bancorp Inc.	13,082	521
*	Gates Industrial Corp. plc	40,889	521

129

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Beauty Health Co.	39,789	521
*	MakeMyTrip Ltd.	20,343	518
	Schneider National Inc. Class B	21,826	516
	Redwood Trust Inc.	53,093	515
	Apogee Enterprises Inc.	11,679	514
	Acushnet Holdings Corp.	12,584	513
	Berkshire Hills Bancorp Inc.	20,730	513
	Dine Brands Global Inc.	7,146	512
	Marcus & Millichap Inc.	11,387	510
*	Stratasys Ltd.	26,321	510
*	OPKO Health Inc.	188,678	509
*	Agios Pharmaceuticals Inc.	23,112	508
	Archrock Inc.	58,248	507
*	Mister Car Wash Inc.	35,219	507
	LTC Properties Inc.	15,330	506
	Tennant Co.	7,808	504
*,1	Freedom Holding Corp.	10,708	503
*	Riot Blockchain Inc.	49,048	497
*	Arcus Biosciences Inc.	20,448	495
*	Proto Labs Inc.	11,574	493
	RPT Realty	37,104	493
*	Redfin Corp.	44,178	493
*	Kymera Therapeutics Inc.	15,668	491
*	Allegro MicroSystems Inc.	20,164	490
	Scorpio Tankers Inc.	19,766	489
*	Fulgent Genetics Inc.	8,816	484
*	Oceaneering International Inc.	42,470	481
	Office Properties Income Trust	22,222	480
*	JFrog Ltd.	22,926	478
*	Phreesia Inc.	20,794	476
	Deluxe Corp.	17,541	475
	Safety Insurance Group Inc.	5,484	472
*	PROS Holdings Inc.	16,860	471
	Clearway Energy Inc. Class A	16,425	467
*	REVOLUTION Medicines Inc.	23,385	467
*	Invitae Corp.	87,679	466
*	ChemoCentryx Inc.	25,187	465
	Washington Trust Bancorp Inc.	9,877	464
	Getty Realty Corp.	17,159	462
	Sturm Ruger & Co. Inc.	6,775	462
*	Century Aluminum Co.	27,189	459
	First Commonwealth Financial Corp.	33,977	458
	iStar Inc.	27,160	457
*	NeoGenomics Inc.	48,318	457
		Shares	Market Value• ($000)
*	Cardlytics Inc.	13,366	456
*	Paysafe Ltd.	164,166	456
	ADT Inc.	66,414	455
	City Holding Co.	5,856	453
	Employers Holdings Inc.	11,517	453
*	Columbia Financial Inc.	23,841	452
	Standex International Corp.	4,802	452
*	REGENXBIO Inc.	16,145	448
	Sinclair Broadcast Group Inc. Class A	20,097	447
*	Huron Consulting Group Inc.	8,567	444
	Laureate Education Inc. Class A	39,147	444
	Big Lots Inc.	14,278	441
*	Schrodinger Inc.	17,849	441
*	Zentalis Pharmaceuticals Inc.	16,621	441
*	ScanSource Inc.	12,784	438
	Orion Engineered Carbons SA	28,976	438
*	Shoals Technologies Group Inc. Class A	43,869	438
*	Coeur Mining Inc.	119,410	433
	Griffon Corp.	23,052	431
	CTS Corp.	12,100	428
*	USANA Health Sciences Inc.	5,489	421
	S&T Bancorp Inc.	14,759	417
	Safehold Inc.	9,605	413
	Brightsphere Investment Group Inc.	20,577	412
	Astec Industries Inc.	10,495	410
*	Sleep Number Corp.	10,053	408
	Ebix Inc.	13,648	407
	Schweitzer-Mauduit International Inc.	16,047	404
*	C3.ai Inc. Class A	23,781	404
	AZZ Inc.	8,800	402
	Scholastic Corp.	10,900	402
*	AMC Networks Inc. Class A	12,292	401
*	8x8 Inc.	43,665	400
*	JetBlue Airways Corp.	36,310	400
*,1	CureVac NV	23,294	398
*	Adaptive Biotechnologies Corp.	48,004	396
	Brookline Bancorp Inc.	27,418	396
*	Editas Medicine Inc. Class A	29,912	396
	TFS Financial Corp.	26,397	396
*	Enovix Corp.	43,783	396
*	Cimpress plc	7,821	395
*	Lions Gate Entertainment Corp. Class A	29,135	393
*	NextGen Healthcare Inc.	20,722	391
*	CryoPort Inc.	17,273	390

130

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Bridgebio Pharma Inc.	48,511	389
	Guess? Inc.	17,200	386
*	AdaptHealth Corp. Class A	30,495	386
*	Array Technologies Inc.	59,189	386
*	EchoStar Corp. Class A	16,414	383
*	LendingTree Inc.	4,819	383
	Fresh Del Monte Produce Inc.	14,697	383
*	TG Therapeutics Inc.	54,225	376
*	Varex Imaging Corp.	18,948	376
	Shenandoah Telecommunications Co.	18,461	373
*	Stem Inc.	52,076	373
*	1Life Healthcare Inc.	52,648	371
*	Summit Hotel Properties Inc.	37,496	370
	eXp World Holdings Inc.	27,499	368
*	EW Scripps Co. Class A	22,243	366
*	Hayward Holdings Inc.	22,760	362
*	NanoString Technologies Inc.	19,248	361
*	Thoughtworks Holding Inc.	19,427	360
*	Axsome Therapeutics Inc.	11,318	359
*	Ardagh Metal Packaging SA	50,332	359
	Steelcase Inc. Class A	30,400	357
*	Spirit Airlines Inc.	15,045	355
	Matthews International Corp. Class A	11,719	349
*	Alignment Healthcare Inc.	36,176	348
	CVR Energy Inc.	13,840	347
*	Nektar Therapeutics Class A	84,039	347
*	Harsco Corp.	33,641	344
*	FibroGen Inc.	36,683	341
*,1	Cassava Sciences Inc.	16,325	341
*	Innoviva Inc.	19,900	339
*	Avaya Holdings Corp.	36,466	337
	Heartland Express Inc.	24,180	334
*	Consensus Cloud Solutions Inc.	6,326	333
*	Blucora Inc.	16,400	332
*	Apartment Investment and Management Co. Class A	52,743	332
	Kearny Financial Corp.	27,587	327
	Diversified Healthcare Trust	144,899	326
*	Recursion Pharmaceuticals Inc. Class A	52,547	326
		Shares	Market Value• ($000)
	WisdomTree Investments Inc.	55,362	323
	Orion Office REIT Inc.	24,095	323
*	TrueBlue Inc.	12,600	322
	Matson Inc.	3,700	318
*	Stitch Fix Inc. Class A	33,371	317
*	BigCommerce Holdings Inc. Series 1	17,730	317
	Benchmark Electronics Inc.	13,300	316
*,1	Lemonade Inc.	15,159	316
*	Madrigal Pharmaceuticals Inc.	4,472	313
*	American Woodmark Corp.	6,654	312
*	UniQure NV	20,206	302
*	Reata Pharmaceuticals Inc. Class A	11,720	297
*	2U Inc.	29,764	297
*	Imax Corp.	18,800	297
*,1	Sana Biotechnology Inc.	39,368	297
*	GEO Group Inc.	44,576	291
	Atlas Corp.	23,268	288
*	American Axle & Manufacturing Holdings Inc.	43,342	287
*	Yext Inc.	49,502	287
*	Desktop Metal Inc. Class A	81,381	286
	Douglas Elliman Inc.	46,644	283
*	ContextLogic Inc. Class A	164,267	279
*	Liberty Media Corp.- Liberty Braves Class C	11,018	277
*	FARO Technologies Inc.	7,831	269
	ARMOUR Residential REIT Inc.	36,562	268
	Republic Bancorp Inc. Class A	6,430	268
*,1	Skillz Inc. Class A	130,596	268
	Saul Centers Inc.	5,132	265
*	Global-e Online Ltd.	11,769	265
*	Ranpak Holdings Corp. Class A	17,156	259
	Universal Health Realty Income Trust	5,094	256
*	Allegiant Travel Co.	1,626	252
	1st Source Corp.	5,811	251
	Lennar Corp. Class B	3,857	251
*,1	Amyris Inc.	72,942	250
*	Alector Inc.	25,740	247
	Aaron's Co. Inc.	12,027	247
*	NETGEAR Inc.	11,352	246
*	Children's Place Inc.	5,272	244
*	SiriusPoint Ltd.	38,928	244
*	American Well Corp. Class A	76,708	240

131

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Forrester Research Inc.	4,285	239
	ACCO Brands Corp.	31,661	232
*	Theravance Biopharma Inc.	23,691	229
*,1	MicroVision Inc.	70,167	227
	Calavo Growers Inc.	6,226	226
*	Allogene Therapeutics Inc.	26,816	224
*	Copa Holdings SA Class A	2,965	223
	Brightspire Capital Inc. Class A	25,568	217
*,1	fuboTV Inc.	56,953	216
*	Zimvie Inc.	9,590	216
*	Endo International plc	105,529	211
*	Atara Biotherapeutics Inc.	33,071	210
*,1	Inovio Pharmaceuticals Inc.	76,930	210
	Neenah Inc.	5,900	209
*	Rocket Pharmaceuticals Inc.	20,197	208
	Tootsie Roll Industries Inc.	5,913	207
*	WW International Inc.	21,142	207
*	Liberty Latin America Ltd. Class A	22,191	205
*	Vivint Smart Home Inc.	38,845	204
	Ormat Technologies Inc.	2,610	203
	Alexander's Inc.	800	199
*	Bandwidth Inc. Class A	8,996	199
*	Heron Therapeutics Inc.	42,474	192
*	Inogen Inc.	7,201	182
*,1	Sorrento Therapeutics Inc.	118,757	179
*	Cognyte Software Ltd.	26,161	177
	SolarWinds Corp.	13,823	171
*,1	Matterport Inc.	29,523	169
*	Liberty Media Corp.- Liberty Braves Class A	5,866	154
*	Myovant Sciences Ltd.	16,279	152
*	Taro Pharmaceutical Industries Ltd.	3,800	149
*	N-Able Inc.	13,823	138
*,1	GrowGeneration Corp.	23,092	136
*	US Cellular Corp.	4,600	132
		Shares	Market Value• ($000)
*	2seventy bio Inc.	9,217	124
*	SkyWest Inc.	4,085	119
*	Accolade Inc.	21,427	119
*	Selectquote Inc.	57,250	118
*	Loyalty Ventures Inc.	8,556	109
*	Block Inc.	1,097	103
*	Berkeley Lights Inc.	20,104	100
*	Kodiak Sciences Inc.	13,543	82
*	Vroom Inc.	50,496	79
*	Immunovant Inc.	14,259	66
*	Precigen Inc.	43,240	58
*	Transocean Ltd.	8,480	31
*,3	Media General Inc. CVR	21,051	1
*	Piedmont Lithium Inc. GDR	1,851	1
*,3	Yandex NV Class A	151,757	—
*,3	Ferroglobe Unit	10,400	—
			19,300,176
Total Common Stocks (Cost $26,144,633)			32,554,330
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[4,5]	Vanguard Market Liquidity Fund, 0.409% (Cost $354,140)	3,542,026	354,167
Total Investments (100.5%) (Cost $26,498,773)			32,908,497
Other Assets and Liabilities—Net (-0.5%)			(147,850)
Net Assets (100%)			32,760,647
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $194,425,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the aggregate value was $391,807,000, representing 1.2% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $208,258,000 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.

132

Total World Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2022	182	16,938	(1,929)
E-mini S&P 500 Index	June 2022	521	107,521	(4,129)
Euro Stoxx 50 Index	June 2022	512	20,179	(228)
FTSE 100 Index	June 2022	110	10,392	175
MSCI Emerging Markets Index	June 2022	521	27,545	(1,229)
S&P ASX 200 Index	June 2022	55	7,198	(22)
S&P TSX 60 Index	June 2022	29	5,653	(329)
Topix Index	June 2022	91	13,344	(110)
				(7,801)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Toronto-Dominion Bank	6/15/22	AUD	5,359	USD	4,031	—	(242)
Morgan Stanley Capital Services Inc.	6/15/22	AUD	2,356	USD	1,763	—	(97)
Royal Bank of Canada	6/2/22	AUD	1,885	USD	1,405	—	(73)
State Street Bank & Trust Co.	6/15/22	AUD	1,770	USD	1,291	—	(38)
Royal Bank of Canada	6/15/22	AUD	1,085	USD	804	—	(37)
Royal Bank of Canada	6/15/22	CAD	2,072	USD	1,635	—	(22)
Royal Bank of Canada	6/2/22	CAD	1,593	USD	1,274	—	(34)
State Street Bank & Trust Co.	6/15/22	CAD	776	USD	607	—	(4)
JPMorgan Chase Bank, N.A.	6/15/22	CAD	704	USD	546	2	—
Bank of New York	6/15/22	EUR	9,267	USD	10,121	—	(324)
State Street Bank & Trust Co.	6/15/22	EUR	3,880	USD	4,269	—	(167)
Royal Bank of Canada	6/2/22	EUR	3,383	USD	3,678	—	(104)
Bank of America, N.A.	6/15/22	EUR	2,207	USD	2,439	—	(105)
Standard Chartered Bank	6/15/22	GBP	4,093	USD	5,362	—	(215)
Royal Bank of Canada	6/15/22	GBP	1,667	USD	2,184	—	(87)
Royal Bank of Canada	6/6/22	GBP	1,363	USD	1,780	—	(66)
State Street Bank & Trust Co.	6/15/22	GBP	778	USD	1,018	—	(39)
HSBC Bank plc	6/15/22	INR	498,612	USD	6,435	56	—
Bank of America, N.A.	6/15/22	JPY	816,672	USD	7,025	—	(721)
Royal Bank of Canada	6/2/22	JPY	287,100	USD	2,250	—	(36)
State Street Bank & Trust Co.	6/15/22	JPY	163,215	USD	1,409	—	(149)
Royal Bank of Canada	6/15/22	JPY	162,630	USD	1,378	—	(122)
Morgan Stanley Capital Services Inc.	6/15/22	JPY	99,625	USD	805	—	(36)
State Street Bank & Trust Co.	5/9/22	KWD	10	USD	32	—	—
State Street Bank & Trust Co.	5/5/22	MYR	863	USD	198	—	—
133

Total World Stock Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	5/10/22	QAR	357	USD	98	—	—
State Street Bank & Trust Co.	5/9/22	SAR	2,512	USD	670	—	—
State Street Bank & Trust Co.	6/15/22	USD	6,849	AUD	9,322	257	—
UBS AG	6/15/22	USD	10,342	CHF	9,459	595	—
Royal Bank of Canada	6/15/22	USD	2,925	CHF	2,713	129	—
JPMorgan Chase Bank, N.A.	6/15/22	USD	624	DKK	4,237	21	—
Royal Bank of Canada	6/15/22	USD	3,227	EUR	2,929	130	—
HSBC Bank plc	6/15/22	USD	6,708	GBP	5,083	316	—
Barclays Bank plc	6/15/22	USD	2,739	GBP	2,079	125	—
Royal Bank of Canada	6/15/22	USD	3,188	HKD	24,902	11	—
State Street Bank & Trust Co.	5/9/22	USD	—	IDR	1,946	—	—
Deutsche Bank AG	6/15/22	USD	19,177	JPY	2,335,768	1,149	—
Royal Bank of Canada	6/15/22	USD	2,252	JPY	274,493	133	—
State Street Bank & Trust Co.	6/15/22	USD	2,143	KRW	2,645,559	36	—
State Street Bank & Trust Co.	5/9/22	USD	4	KWD	1	—	—
State Street Bank & Trust Co.	5/9/22	USD	141	SAR	526	—	—
						2,960	(2,718)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
IDR—Indonesian rupiah.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
KWD—Kuwaiti Dinar
MYR—Malaysian ringgit.
QAR—Qatar Riyal.
SAR—Saudi Arabia Riyal.
USD—U.S. dollar.
At April 30, 2022, the counterparties had deposited in segregated accounts securities with a value of $1,759,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
134

Total World Stock Index Fund
Statement of Assets and Liabilities
As of April 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $26,144,633)	32,554,330
Affiliated Issuers (Cost $354,140)	354,167
Total Investments in Securities	32,908,497
Investment in Vanguard	1,168
Cash Collateral Pledged—Futures Contracts	12,867
Cash Collateral Pledged—Forward Currency Contracts	540
Foreign Currency, at Value (Cost $26,026)	26,030
Receivables for Investment Securities Sold	5,331
Receivables for Accrued Income	71,717
Receivables for Capital Shares Issued	17,615
Unrealized Appreciation—Forward Currency Contracts	2,960
Total Assets	33,046,725
Liabilities
Due to Custodian	4,992
Payables for Investment Securities Purchased	34,073
Collateral for Securities on Loan	208,258
Payables for Capital Shares Redeemed	15,797
Payables to Vanguard	1,050
Variation Margin Payable—Futures Contracts	3,619
Unrealized Depreciation—Forward Currency Contracts	2,718
Deferred Foreign Capital Gains Taxes	15,571
Total Liabilities	286,078
Net Assets	32,760,647
1 Includes $194,425 of securities on loan.
135

Total World Stock Index Fund
Statement of Assets and Liabilities (continued)
At April 30, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	27,043,074
Total Distributable Earnings (Loss)	5,717,573
Net Assets	32,760,647

ETF Shares—Net Assets
Applicable to 256,364,602 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,873,527
Net Asset Value Per Share—ETF Shares	$93.12

Admiral Shares—Net Assets
Applicable to 146,436,402 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,831,035
Net Asset Value Per Share—Admiral Shares	$32.99

Institutional Shares—Net Assets
Applicable to 21,327,741 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,056,085
Net Asset Value Per Share—Institutional Shares	$190.18

See accompanying Notes, which are an integral part of the Financial Statements.
136

Total World Stock Index Fund
Statement of Operations

Six Months Ended April 30, 2022
($000)
Investment Income
Income
Dividends[1]	317,388
Interest[2]	122
Securities Lending—Net	2,316
Total Income	319,826
Expenses
The Vanguard Group—Note B
Investment Advisory Services	696
Management and Administrative—ETF Shares	7,307
Management and Administrative—Admiral Shares	2,155
Management and Administrative—Institutional Shares	1,245
Marketing and Distribution—ETF Shares	295
Marketing and Distribution—Admiral Shares	154
Marketing and Distribution—Institutional Shares	84
Custodian Fees	659
Shareholders’ Reports—ETF Shares	125
Shareholders’ Reports—Admiral Shares	36
Shareholders’ Reports—Institutional Shares	4
Trustees’ Fees and Expenses	9
Other Expenses	69
Total Expenses	12,838
Net Investment Income	306,988
Realized Net Gain (Loss)
Investment Securities Sold[2]	(62,040)
Futures Contracts	(10,902)
Forward Currency Contracts	(1,045)
Foreign Currencies	(3,635)
Realized Net Gain (Loss)	(77,622)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,3]	(4,583,208)
Futures Contracts	(11,788)
Forward Currency Contracts	897
Foreign Currencies	(2,542)
Change in Unrealized Appreciation (Depreciation)	(4,596,641)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,367,275)
1	Dividends include foreign tax reclaims of $378,000 and are net of foreign withholding taxes of $18,952,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $118,000, ($23,000), $2,000, and $16,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($661,000).

See accompanying Notes, which are an integral part of the Financial Statements.
137

Total World Stock Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	306,988	524,629
Realized Net Gain (Loss)	(77,622)	(67,301)
Change in Unrealized Appreciation (Depreciation)	(4,596,641)	7,631,025
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,367,275)	8,088,353
Distributions
ETF Shares	(253,665)	(351,277)
Admiral Shares	(50,819)	(72,781)
Institutional Shares	(37,142)	(65,774)
Total Distributions	(341,626)	(489,832)
Capital Share Transactions
ETF Shares	2,179,313	5,703,441
Admiral Shares	386,429	1,187,620
Institutional Shares	705,602	(310,062)
Net Increase (Decrease) from Capital Share Transactions	3,271,344	6,580,999
Total Increase (Decrease)	(1,437,557)	14,179,520
Net Assets
Beginning of Period	34,198,204	20,018,684
End of Period	32,760,647	34,198,204

See accompanying Notes, which are an integral part of the Financial Statements.
138

Total World Stock Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$106.94	$78.87	$76.83	$69.96	$72.13	$59.62
Investment Operations
Net Investment Income[1]	.923	1.838	1.556	1.801	1.732	1.512
Net Realized and Unrealized Gain (Loss) on Investments	(13.701)	27.954	2.078	6.825	(2.241)	12.528
Total from Investment Operations	(12.778)	29.792	3.634	8.626	(.509)	14.040
Distributions
Dividends from Net Investment Income	(1.042)	(1.722)	(1.594)	(1.756)	(1.661)	(1.530)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.042)	(1.722)	(1.594)	(1.756)	(1.661)	(1.530)
Net Asset Value, End of Period	$93.12	$106.94	$78.87	$76.83	$69.96	$72.13
Total Return	-12.03%	37.99%	4.87%	12.60%	-0.82%	23.82%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,874	$25,166	$14,070	$12,122	$11,372	$9,755
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.08%	0.08%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.79%	1.84%	2.03%	2.48%	2.32%	2.28%
Portfolio Turnover Rate[2]	2%	6%	6%	7%	9%	10%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
139

Total World Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,		February 7, 2019[1] to October 31, 2019
		2021	2020
Net Asset Value, Beginning of Period	$37.89	$27.94	$27.22	$25.00
Investment Operations
Net Investment Income[2]	.322	.644	.547	.488
Net Realized and Unrealized Gain (Loss) on Investments	(4.859)	9.908	.732	2.173
Total from Investment Operations	(4.537)	10.552	1.279	2.661
Distributions
Dividends from Net Investment Income	(.363)	(.602)	(.559)	(.441)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.363)	(.602)	(.559)	(.441)
Net Asset Value, End of Period	$32.99	$37.89	$27.94	$27.22
Total Return[3]	-12.07%	37.98%	4.83%	10.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,831	$5,149	$2,842	$2,181
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%[4]
Ratio of Net Investment Income to Average Net Assets	1.75%	1.82%	2.02%	2.53%[4]
Portfolio Turnover Rate[5]	2%	6%	6%	7%[6]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
6	Reflects the fund’s portfolio turnover for the fiscal year ended October 31, 2019.

See accompanying Notes, which are an integral part of the Financial Statements.
140

Total World Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$218.40	$161.08	$156.89	$142.87	$147.32	$121.75
Investment Operations
Net Investment Income[1]	1.879	3.694	3.176	3.702	3.531	3.112
Net Realized and Unrealized Gain (Loss) on Investments	(27.987)	57.129	4.265	13.907	(4.578)	25.594
Total from Investment Operations	(26.108)	60.823	7.441	17.609	(1.047)	28.706
Distributions
Dividends from Net Investment Income	(2.112)	(3.503)	(3.251)	(3.589)	(3.403)	(3.136)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.112)	(3.503)	(3.251)	(3.589)	(3.403)	(3.136)
Net Asset Value, End of Period	$190.18	$218.40	$161.08	$156.89	$142.87	$147.32
Total Return	-12.05%	37.97%	4.87%	12.57%	-0.82%	23.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,056	$3,883	$3,107	$2,924	$2,570	$2,529
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.78%	1.83%	2.03%	2.49%	2.33%	2.29%
Portfolio Turnover Rate[2]	2%	6%	6%	7%	9%	10%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
141

Total World Stock Index Fund
Notes to Financial Statements
Vanguard Total World Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of
142

Total World Stock Index Fund
stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
143

Total World Stock Index Fund
During the six months ended April 30, 2022, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple
144

Total World Stock Index Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received and related professional fees incurred during the year, if any, are included in dividend income and other expenses, respectively. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
145

Total World Stock Index Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2022, the fund had contributed to Vanguard capital in the amount of $1,168,000, representing less than 0.01% of the fund’s net assets and 0.47% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	20,667,221	309	1	20,667,531
Common Stocks—Other	215,088	11,664,469	7,242	11,886,799
Temporary Cash Investments	354,167	—	—	354,167
Total	21,236,476	11,664,778	7,243	32,908,497
Derivative Financial Instruments
Assets
Futures Contracts[1]	175	—	—	175
Forward Currency Contracts	—	2,960	—	2,960
Total	175	2,960	—	3,135
Liabilities
Futures Contracts[1]	7,976	—	—	7,976
Forward Currency Contracts	—	2,718	—	2,718
Total	7,976	2,718	—	10,694
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
146

Total World Stock Index Fund
D.	At April 30, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	175	—	175
Unrealized Appreciation—Forward Currency Contracts	—	2,960	2,960
Total Assets	175	2,960	3,135

Unrealized Depreciation—Futures Contracts[1]	7,976	—	7,976
Unrealized Depreciation—Forward Currency Contracts	—	2,718	2,718
Total Liabilities	7,976	2,718	10,694
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2022, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(10,902)	—	(10,902)
Forward Currency Contracts	—	(1,045)	(1,045)
Realized Net Gain (Loss) on Derivatives	(10,902)	(1,045)	(11,947)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(11,788)	—	(11,788)
Forward Currency Contracts	—	897	897
Change in Unrealized Appreciation (Depreciation) on Derivatives	(11,788)	897	(10,891)
E.	As of April 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	26,611,581
Gross Unrealized Appreciation	8,637,888
Gross Unrealized Depreciation	(2,348,531)
Net Unrealized Appreciation (Depreciation)	6,289,357
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2021, the fund had available capital losses totaling $622,416,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
147

Total World Stock Index Fund
F.	During the six months ended April 30, 2022, the fund purchased $3,869,598,000 of investment securities and sold $712,488,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,867,585,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2022, such purchases were $63,250,000 and sales were $65,061,000, resulting in net realized loss of $9,643,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	2,179,313	21,043	5,703,441	56,936
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	2,179,313	21,043	5,703,441	56,936
Admiral Shares
Issued	1,002,965	27,574	1,998,565	57,315
Issued in Lieu of Cash Distributions	43,931	1,200	63,440	1,817
Redeemed	(660,467)	(18,255)	(874,385)	(24,928)
Net Increase (Decrease)—Admiral Shares	386,429	10,519	1,187,620	34,204
Institutional Shares
Issued	1,181,053	5,774	822,546	4,037
Issued in Lieu of Cash Distributions	34,699	165	62,725	314
Redeemed	(510,150)	(2,390)	(1,195,333)	(5,858)
Net Increase (Decrease)—Institutional Shares	705,602	3,549	(310,062)	(1,507)
H.	Management has determined that no events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in these financial statements.
148

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Total World Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
149

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
150

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard International Equity Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Total World Stock Index Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
151

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q6282 062022

Semiannual Report   |   April 30, 2022
Vanguard FTSE International Index Funds
Vanguard FTSE All-World ex-US Index Fund
Vanguard FTSE All-World ex-US Small-Cap Index Fund

Contents
About Your Fund’s Expenses	1
FTSE All-World ex-US Index Fund	3
FTSE All-World ex-US Small-Cap Index Fund	77
Trustees Approve Advisory Arrangements	167
Liquidity Risk Management	169

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2022
	Beginning Account Value 10/31/2021	Ending Account Value 4/30/2022	Expenses Paid During Period
Based on Actual Fund Return
FTSE All-World ex-US Index Fund
ETF Shares	$1,000.00	$877.60	$0.33
Admiral™ Shares	1,000.00	877.40	0.51
Institutional Shares	1,000.00	877.60	0.37
Institutional Plus Shares	1,000.00	877.60	0.28
FTSE All-World ex-US Small-Cap Index Fund
ETF Shares	$1,000.00	$853.20	$0.32
Admiral Shares	1,000.00	852.70	0.73
Institutional Shares	1,000.00	853.00	0.51
Based on Hypothetical 5% Yearly Return
FTSE All-World ex-US Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.35
Admiral Shares	1,000.00	1,024.25	0.55
Institutional Shares	1,000.00	1,024.40	0.40
Institutional Plus Shares	1,000.00	1,024.50	0.30
FTSE All-World ex-US Small-Cap Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.35
Admiral Shares	1,000.00	1,024.00	0.80
Institutional Shares	1,000.00	1,024.25	0.55
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the FTSE All-World ex-US Index Fund, 0.07% for ETF Shares, 0.11% for Admiral Shares, 0.08% for Institutional Shares and 0.06% for Institutional Plus Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.07% for ETF Shares, 0.16% for Admiral Shares and 0.11% for Institutional Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

FTSE All-World ex-US Index Fund
Fund Allocation
As of April 30, 2022
Japan	15.0%
United Kingdom	10.1
China	8.4
Canada	6.9
France	6.5
Switzerland	6.4
Australia	5.5
Germany	5.0
Taiwan	4.4
India	4.2
South Korea	3.5
Netherlands	2.6
Sweden	2.1
Hong Kong	2.1
Brazil	1.7
Denmark	1.6
Italy	1.5
Spain	1.5
Saudi Arabia	1.5
South Africa	1.1
Other	8.4
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

FTSE All-World ex-US Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (99.2%)
Australia (5.5%)
BHP Group Ltd.	9,705,185	324,303
Commonwealth Bank of Australia	3,298,528	239,749
CSL Ltd.	925,201	176,575
National Australia Bank Ltd.	6,293,287	143,668
Westpac Banking Corp.	6,767,523	113,288
Australia & New Zealand Banking Group Ltd.	5,465,325	104,001
Macquarie Group Ltd.	659,957	95,009
Wesfarmers Ltd.	2,198,889	76,088
Woolworths Group Ltd.	2,353,414	63,667
Transurban Group (XASX)	5,904,423	59,290
Goodman Group	3,538,735	58,898
Rio Tinto Ltd.	715,747	56,618
Fortescue Metals Group Ltd.	3,085,616	46,633
Woodside Petroleum Ltd.	1,872,043	40,728
Amcor plc GDR	2,980,382	35,335
Santos Ltd.	5,970,646	33,364
Coles Group Ltd.	2,479,688	32,605
Newcrest Mining Ltd.	1,731,405	32,515
South32 Ltd.	9,122,000	30,379
Aristocrat Leisure Ltd.	1,291,005	29,954
James Hardie Industries plc GDR	873,038	25,168
QBE Insurance Group Ltd.	2,875,475	24,808
Sonic Healthcare Ltd.	939,357	24,260
Telstra Corp. Ltd.	8,120,793	23,052
ASX Ltd.	379,811	22,963
Scentre Group	10,200,247	21,252
Brambles Ltd.	2,819,610	20,821
Cochlear Ltd.	125,594	20,229
Suncorp Group Ltd.	2,510,819	20,159
Ramsay Health Care Ltd.	342,791	19,452
		Shares	Market Value• ($000)
	Computershare Ltd. (XASX)	1,067,944	18,828
	APA Group	2,311,157	18,570
	Dexus (XASX)	2,164,890	16,926
	Origin Energy Ltd.	3,456,414	16,533
*	Xero Ltd.	244,392	16,116
	Tabcorp Holdings Ltd.	4,098,040	15,672
	Insurance Australia Group Ltd.	4,821,422	15,396
	Northern Star Resources Ltd.	2,219,857	15,259
	BlueScope Steel Ltd.	990,528	14,081
	GPT Group	3,879,433	13,791
	Stockland	4,757,073	13,769
	Mirvac Group	7,854,450	13,275
	SEEK Ltd.	670,337	13,136
	Endeavour Group Ltd.	2,375,555	13,004
	Medibank Pvt Ltd.	5,442,351	12,230
	Lendlease Corp. Ltd.	1,364,748	11,691
	Treasury Wine Estates Ltd.	1,424,068	11,267
	Ampol Ltd.	470,533	11,063
	OZ Minerals Ltd.	626,411	10,873
	Mineral Resources Ltd.	267,131	10,854
	IGO Ltd.	1,161,089	10,557
	Incitec Pivot Ltd.	3,863,379	10,420
*	Lynas Rare Earths Ltd.	1,655,712	10,390
	Charter Hall Group	933,014	10,027
	Vicinity Centres	7,570,543	9,878
	Aurizon Holdings Ltd.	3,430,163	9,687
	Evolution Mining Ltd.	3,347,316	9,472
*	Pilbara Minerals Ltd.	4,875,668	9,457
	Atlas Arteria Ltd.	1,922,417	9,339
	Orica Ltd.	807,476	9,279
	Washington H Soul Pattinson & Co. Ltd.	467,989	9,119
*	Allkem Ltd.	1,093,154	9,111
	WiseTech Global Ltd.	271,889	8,429
	JB Hi-Fi Ltd.	224,923	8,330
	REA Group Ltd.	92,234	8,263

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Bendigo & Adelaide Bank Ltd.	1,090,563	8,131
	ALS Ltd.	893,280	8,089
	AGL Energy Ltd.	1,195,581	7,268
	carsales.com Ltd.	488,590	7,213
*	NEXTDC Ltd.	908,328	7,052
	Challenger Ltd.	1,353,307	6,847
	Bank of Queensland Ltd.	1,199,020	6,803
	Worley Ltd.	697,296	6,781
	IDP Education Ltd.	358,931	6,659
	Alumina Ltd.	5,032,132	6,335
	Domino's Pizza Enterprises Ltd.	119,373	6,258
	Metcash Ltd.	1,854,366	6,225
	Iluka Resources Ltd.	779,446	6,105
	Reece Ltd.	501,474	6,093
*	Crown Resorts Ltd.	661,489	5,989
	Qube Holdings Ltd.	2,777,741	5,740
	Cleanaway Waste Management Ltd.	2,530,104	5,671
	Whitehaven Coal Ltd.	1,635,781	5,617
*	Qantas Airways Ltd.	1,379,821	5,347
*	AMP Ltd.	6,257,731	5,056
	Downer EDI Ltd.	1,301,549	5,036
	Altium Ltd.	208,739	4,702
	Orora Ltd.	1,652,125	4,630
	Ansell Ltd.	239,453	4,586
	Sims Ltd.	307,221	4,442
	Shopping Centres Australasia Property Group	2,002,391	4,286
*,1	Flight Centre Travel Group Ltd.	266,407	4,160
	Harvey Norman Holdings Ltd.	1,107,537	3,945
	CSR Ltd.	897,918	3,845
	Beach Energy Ltd.	3,240,394	3,694
	Seven Group Holdings Ltd.	262,100	3,657
*	Star Entertainment Grp Ltd.	1,593,026	3,519
[1]	Magellan Financial Group Ltd.	264,965	2,998
	Insignia Financial Ltd.	1,183,748	2,846
	TPG Telecom Ltd.	687,085	2,817
	Nufarm Ltd.	608,767	2,739
	Deterra Royalties Ltd.	756,601	2,563
	Pro Medicus Ltd.	75,540	2,470
	Perpetual Ltd.	101,810	2,341
	Boral Ltd.	846,863	2,113
	Adbri Ltd.	856,505	1,748
	Domain Holdings Australia Ltd.	441,845	1,076
	Appen Ltd.	202,402	925
	Platinum Asset Management Ltd.	639,302	837
*,2	Bgp Holdings plc	3,738,510	13
			2,644,190
Austria (0.1%)
	Erste Group Bank AG	599,307	18,660
	OMV AG	275,608	14,089
	Verbund AG	130,835	13,985
	ANDRITZ AG	139,902	5,947
		Shares	Market Value• ($000)
	voestalpine AG	214,927	5,593
	Raiffeisen Bank International AG	244,323	2,781
	Telekom Austria AG Class A	289,070	2,061
			63,116
Belgium (0.6%)
	Anheuser-Busch InBev SA	1,659,535	95,489
	KBC Group NV	532,853	36,251
*	Argenx SE	99,708	28,727
	UCB SA	236,205	26,850
	Groupe Bruxelles Lambert SA	198,567	18,737
	Ageas SA	349,032	16,702
	Umicore SA	401,310	15,428
	Solvay SA	138,119	12,988
	Elia Group SA	69,515	11,065
	Warehouses De Pauw CVA	259,499	9,983
	Sofina SA	28,505	8,736
	Ackermans & van Haaren NV	41,601	7,416
	D'ieteren Group	42,863	6,880
	Proximus SADP	282,496	4,937
	Etablissements Franz Colruyt NV	98,628	3,622
	Telenet Group Holding NV	82,754	2,466
			306,277
Brazil (1.7%)
	Vale SA	5,378,525	90,611
	Vale SA Class B ADR	2,577,301	43,531
	Petroleo Brasileiro SA ADR	3,036,130	37,253
	Petroleo Brasileiro SA Preference Shares	5,451,127	33,386
	B3 SA - Brasil Bolsa Balcao	11,761,170	31,639
	Petroleo Brasileiro SA	4,375,999	29,598
	Itau Unibanco Holding SA ADR	6,163,038	29,521
	Banco Bradesco SA ADR	6,544,198	23,559
	JBS SA	2,757,171	21,108
	Weg SA	2,868,280	17,463
	Itau Unibanco Holding SA Preference Shares	3,567,382	17,224
	Itausa SA Preference Shares	9,208,014	17,153
	Petroleo Brasileiro SA ADR (XNYS)	1,060,141	14,386
	Ambev SA	4,767,054	14,000
	Suzano SA	1,394,872	13,997
[3]	Hapvida Participacoes e Investimentos SA	7,714,947	13,685
	Banco Bradesco SA Preference Shares	3,711,746	13,499
	Localiza Rent a Car SA	1,136,814	12,173

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Banco Do Brasil SA	1,660,439	11,157
	Ambev SA ADR	3,678,000	10,703
	Equatorial Energia SA	1,970,819	10,221
	Cosan SA	2,394,408	10,171
	Banco BTG Pactual SA (BVMF)	2,111,052	9,859
	Centrais Eletricas Brasileiras SA	1,202,968	9,850
	Vibra Energia SA	2,235,653	9,550
	Lojas Renner SA	1,865,758	8,963
	Raia Drogasil SA	2,056,600	8,707
	Rumo SA	2,401,905	7,953
	Banco Bradesco SA	2,547,502	7,683
*	Petro Rio SA	1,308,600	7,067
	Natura & Co. Holding SA	1,840,923	6,922
[3]	Rede D'Or Sao Luiz SA	918,776	6,826
	Totvs SA	1,037,491	6,709
	BB Seguridade Participacoes SA	1,276,060	6,564
	Telefonica Brasil SA	602,655	6,484
	Klabin SA	1,524,580	6,396
	Gerdau SA ADR	1,073,497	6,087
	Americanas SA	1,252,495	6,080
	Gerdau SA Preference Shares	1,073,780	6,075
	Cia de Saneamento Basico do Estado de Sao Paulo	659,785	5,943
	Magazine Luiza SA	5,792,015	5,717
	Hypera SA	753,194	5,701
	CCR SA	2,207,651	5,542
*	BRF SA	1,923,994	5,285
*	Eneva SA	1,799,400	4,994
	Banco Santander Brasil SA	732,653	4,705
	Ultrapar Participacoes SA	1,771,592	4,683
	Energisa SA	485,224	4,676
	Centrais Eletricas Brasileiras SA Preference Shares	547,776	4,449
	Sul America SA	769,368	4,133
	Transmissora Alianca de Energia Eletrica SA	463,356	4,122
*	Embraer SA	1,399,152	4,021
	TIM SA	1,379,530	3,761
	Cia Energetica de Minas Gerais Preference Shares	1,188,626	3,527
	Raizen SA Preference Shares	2,381,041	3,323
	Metalurgica Gerdau SA Preference Shares	1,426,800	3,278
	Cia de Locacao das Americas	648,400	3,090
	Bradespar SA Preference Shares	508,490	3,012
		Shares	Market Value• ($000)
*	BR Malls Participacoes SA	1,556,578	2,988
	Sao Martinho SA	313,300	2,941
	Sendas Distribuidora SA	951,210	2,940
	Cia Siderurgica Nacional SA	659,951	2,813
	Engie Brasil Energia SA	323,610	2,743
	CPFL Energia SA	359,200	2,626
	Marfrig Global Foods SA	684,000	2,594
*	Azul SA Preference Shares	555,426	2,468
[1]	Telefonica Brasil SA ADR	232,429	2,464
	Multiplan Empreendimentos Imobiliarios SA	487,917	2,433
[1]	Cia Siderurgica Nacional SA ADR	577,080	2,429
[3]	GPS Participacoes e Empreendimentos SA	785,700	2,381
	EDP - Energias do Brasil SA	533,657	2,286
	Itau Unibanco Holding SA	538,479	2,187
	Usinas Siderurgicas De Minas Gerais SAUsiminas Preference Shares	879,900	2,013
	Atacadao SA	481,012	2,001
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	392,396	1,997
[1]	Cia Paranaense de Energia ADR	273,148	1,983
	Cia Energetica de Minas Gerais	503,415	1,950
*	Via SA	3,176,543	1,908
	Cia Energetica de Minas Gerais ADR	628,957	1,906
*	GRUPO DE MODA SOMA SA	775,100	1,894
	Cia Paranaense de Energia Preference Shares	1,234,700	1,858
[3]	Banco Inter SA Preference Shares	1,747,395	1,848
	Braskem SA Preference Shares	224,200	1,824
	YDUQS Part	557,692	1,818
[1]	Sendas Distribuidora SA ADR	107,761	1,679
	Neoenergia SA	441,400	1,677
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	573,800	1,642
	Auren Energia SA	531,484	1,576
	Cielo SA	2,133,076	1,467
	Dexco SA	562,320	1,464

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Porto Seguro SA	337,624	1,390
	Unipar Carbocloro SA Preference Shares	68,420	1,329
	Caixa Seguridade Participacoes SA	807,700	1,281
	Alpargatas SA Preference Shares	317,100	1,257
	Grendene SA	625,200	1,195
	Banco Pan SA Preference Shares	625,200	1,184
	M Dias Branco SA	247,086	1,183
*,3	Locaweb Servicos de Internet SA	797,200	1,156
	CSN Mineracao SA	1,092,500	1,149
	Braskem SA ADR	68,298	1,117
	Odontoprev SA	535,480	1,099
	SIMPAR SA	441,300	1,042
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	376,400	1,040
	Banco Inter SA	820,053	846
*	Grupo Mateus SA	809,900	775
	Cia Brasileira de Distribuicao	185,342	762
	Usinas Siderurgicas de Minas Gerais SA Usiminas	350,700	746
*	Smartfit Escola de Ginastica e Danca SA	202,000	733
	Cia Paranaense de Energia	527,080	695
[1]	Cia Brasileira de Distribuicao ADR	127,955	535
	Armac Locacao Logistica E Servicos SA	143,356	430
	TIM SA ADR	31,251	426
*,1	BRF SA ADR	133,815	375
	Getnet Adquirencia e Servicos para Meios de Pagamento SA	169,234	114
	Bradespar SA	19,700	107
			818,539
Canada (6.9%)
	Royal Bank of Canada	2,740,857	276,827
[1]	Toronto-Dominion Bank	3,509,124	253,463
	Enbridge Inc.	3,851,117	168,056
	Bank of Nova Scotia	2,332,042	147,676
	Canadian Natural Resources Ltd.	2,259,691	139,858
[1]	Bank of Montreal	1,284,077	136,149
	Canadian National Railway Co.	1,147,557	134,957
	Canadian Pacific Railway Ltd. (XTSE)	1,802,492	131,849
	Brookfield Asset Management Inc. Class A	2,589,405	129,163
	Nutrien Ltd.	1,109,302	109,009
	Suncor Energy Inc.	2,796,505	100,527
		Shares	Market Value• ($000)
	TC Energy Corp.	1,887,658	99,845
	Canadian Imperial Bank of Commerce	847,246	93,664
*	Shopify Inc. Class A	213,601	91,371
	Manulife Financial Corp.	3,726,329	72,865
	Waste Connections Inc.	511,813	70,610
	Alimentation Couche Tard Inc.	1,539,898	68,553
	Constellation Software Inc.	37,040	58,296
	Sun Life Financial Inc.	1,125,137	55,974
	Franco-Nevada Corp.	369,585	55,893
	Barrick Gold Corp. (XLON)	2,418,772	53,943
	Agnico Eagle Mines Ltd.	875,783	50,980
	National Bank of Canada	651,465	45,498
	Cenovus Energy Inc.	2,458,867	45,458
	Fortis Inc. (XTSE)	913,891	44,469
	Pembina Pipeline Corp.	1,068,943	40,448
	Wheaton Precious Metals Corp.	877,165	39,316
	Intact Financial Corp.	278,606	38,976
	Rogers Communications Inc. Class B	688,017	37,479
	Teck Resources Ltd. Class B	902,328	35,597
	Restaurant Brands International Inc. (XTSE)	594,058	33,938
*	CGI Inc.	425,235	33,909
	Magna International Inc.	548,101	33,032
	Thomson Reuters Corp.	322,690	32,263
	Dollarama Inc.	573,071	31,860
	Power Corp. of Canada	1,047,865	30,833
	BCE Inc.	578,997	30,783
	Loblaw Cos. Ltd.	315,389	28,849
	Metro Inc.	483,784	26,591
	Shaw Communications Inc. Class B	827,964	24,659
	Fairfax Financial Holdings Ltd.	44,119	24,242
	Barrick Gold Corp.	1,025,962	23,078
	TELUS Corp.	880,108	22,019
	Imperial Oil Ltd.	419,945	21,144
	George Weston Ltd.	143,097	17,802
[3]	Hydro One Ltd.	631,206	17,064
	Canadian Tire Corp. Ltd. Class A	113,364	15,615
	Great-West Lifeco Inc.	499,393	13,777
*	Bausch Health Cos. Inc.	614,225	11,671
	Saputo Inc.	471,685	10,083
	Canadian Utilities Ltd. Class A	235,015	7,065

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	IGM Financial Inc.	154,365	4,892
*	Shopify Inc. Class A (XTSE)	5,259	2,245
	Enbridge Inc. (XTSE)	30,400	1,327
			3,325,510
Chile (0.2%)
	Sociedad Quimica y Minera de Chile SA Class B Preference Shares	141,988	10,540
[1]	Sociedad Quimica y Minera de Chile SA ADR	128,913	9,514
	Banco De Chile	87,769,407	8,764
	Empresas COPEC SA	911,749	6,704
	Banco Santander Chile ADR	253,042	4,919
	Falabella SA	1,469,814	4,128
	Cencosud SA	2,474,211	3,960
	Cia Sud Americana de Vapores SA	32,821,680	3,710
	Empresas CMPC SA	2,257,084	3,364
	Banco de Credito e Inversiones SA	91,576	2,834
[1]	Enel Americas SA ADR	408,506	2,173
	Quimica Y Minera Chile A	27,652	1,937
	Enel Americas SA	17,568,281	1,840
	Cia Cervecerias Unidas SA	250,001	1,671
	CAP SA	134,720	1,671
	Itau CorpBanca Chile SA	685,155,966	1,398
	Embotelladora Andina SA Preference Shares	687,024	1,249
	Banco Santander Chile SA	25,843,539	1,244
	Quinenco SA	372,707	1,023
	Colbun SA	13,117,670	937
	Cencosud Shopping SA	876,636	894
	Enel Chile SA	30,780,956	812
	Plaza SA	540,607	502
[1]	Enel Chile SA ADR	291,605	391
			76,179
China (8.4%)
	Tencent Holdings Ltd.	11,621,804	547,676
*	Alibaba Group Holding Ltd.	27,507,540	335,528
*,3	Meituan Class B	7,546,118	161,686
	China Construction Bank Corp. Class H	175,765,517	125,215
	Industrial & Commercial Bank of China Ltd. Class H	155,600,655	93,797
*	JD.com Inc. Class A	3,006,913	93,751
	Ping An Insurance Group Co. of China Ltd. Class H	11,294,862	71,392
		Shares	Market Value• ($000)
*	Baidu Inc. Class A	4,301,862	68,588
	Bank of China Ltd. Class H	145,755,284	57,192
	NetEase Inc.	2,883,882	55,242
*,3	Wuxi Biologics Cayman Inc.	6,386,112	47,135
	Kweichow Moutai Co. Ltd. Class A	169,725	46,993
	China Merchants Bank Co. Ltd. Class H	7,669,341	46,225
	BYD Co. Ltd. Class H	1,546,655	45,010
*	NIO Inc. ADR	2,500,191	41,753
*,3	Xiaomi Corp. Class B	25,771,568	39,233
	Li Ning Co. Ltd.	4,418,302	34,437
	China Mengniu Dairy Co. Ltd.	6,067,504	32,746
*	Pinduoduo Inc. ADR	720,607	31,051
	China Petroleum and Chemical Corp. (Sinopec) Class H	52,156,731	25,529
	ANTA Sports Products Ltd.	2,202,273	25,310
*,3	Kuaishou Technology	3,040,100	24,825
*	Trip.com Group Ltd. ADR	1,023,157	24,198
	China Resources Land Ltd.	5,395,316	24,097
	China Overseas Land & Investment Ltd.	7,568,629	23,382
	China Shenhua Energy Co. Ltd. Class H	7,297,860	23,316
*	XPeng Inc. Class A ADR	921,927	22,689
	Agricultural Bank of China Ltd. Class H	57,191,835	21,450
	China Life Insurance Co. Ltd. Class H	14,250,183	20,708
	Shenzhou International Group Holdings Ltd.	1,474,449	20,007
	ENN Energy Holdings Ltd.	1,485,218	19,895
	Contemporary Amperex Technology Co. Ltd. Class A	314,597	19,233
	PetroChina Co. Ltd. Class H	39,918,969	18,949
	China Resources Beer Holdings Co. Ltd.	3,161,630	18,571
	Sunny Optical Technology Group Co. Ltd.	1,272,418	18,544
[3]	Longfor Group Holdings Ltd.	3,626,835	17,962
*	Li Auto Inc. ADR	775,228	17,388
[3]	Nongfu Spring Co. Ltd. Class H	3,261,800	17,261
	CSPC Pharmaceutical Group Ltd.	16,602,869	16,974

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Geely Automobile Holdings Ltd.	10,369,097	16,033
	Zijin Mining Group Co. Ltd. Class H	10,646,882	15,503
	Haier Smart Home Co. Ltd. Class H	4,282,901	15,131
	Country Garden Services Holdings Co. Ltd.	3,469,701	14,624
	China Merchants Bank Co. Ltd. Class A	2,367,151	14,268
[3]	Postal Savings Bank of China Co. Ltd. Class H	18,467,351	14,002
	Anhui Conch Cement Co. Ltd. Class H	2,528,437	13,740
	PICC Property & Casualty Co. Ltd. Class H	13,326,470	13,631
*	Kanzhun Ltd.	559,998	13,177
	Huazhu Group Ltd. ADR	427,428	12,925
	China Longyuan Power Group Corp. Ltd. Class H	6,672,086	12,869
	Wuliangye Yibin Co. Ltd. Class A	522,008	12,757
	CITIC Securities Co. Ltd. Class H	5,714,765	12,556
	Xinyi Solar Holdings Ltd.	8,328,220	12,379
	China Pacific Insurance Group Co. Ltd. Class H	5,461,825	12,109
	Ping An Insurance Group Co. of China Ltd. Class A	1,788,650	12,017
*	Bilibili Inc. Class Z	488,023	11,883
	WuXi AppTec Co. Ltd. Class A	741,021	11,519
	Bank of Communications Ltd. Class H	16,247,099	11,306
[3]	China Tower Corp. Ltd. Class H	92,927,053	10,845
	BYD Co. Ltd. Class A	288,600	10,502
	Yanzhou Coal Mining Co. Ltd. Class H	3,706,861	10,458
	Country Garden Holdings Co.	14,953,793	10,343
*	Kingdee International Software Group Co. Ltd.	5,045,303	10,295
	China National Building Material Co. Ltd. Class H	7,711,670	10,263
	Sino Biopharmaceutical Ltd.	19,562,718	10,261
*	COSCO SHIPPING Holdings Co. Ltd. Class H	6,551,990	10,193
	Citic Pacific Ltd.	9,702,697	10,038
	China CITIC Bank Corp. Ltd. Class H	19,263,749	9,791
		Shares	Market Value• ($000)
	China Yangtze Power Co. Ltd. Class A	2,838,779	9,758
	China Vanke Co. Ltd. Class H	4,128,739	9,736
*,3	JD Health International Inc.	1,422,723	8,869
*,1	Didi Global Inc. ADR	4,709,865	8,855
	Zhongsheng Group Holdings Ltd.	1,305,104	8,624
	Industrial Bank Co. Ltd. Class A	2,786,600	8,594
	China Conch Venture Holdings Ltd.	3,280,915	8,520
	Tsingtao Brewery Co. Ltd. Class H	1,029,438	8,334
	Great Wall Motor Co. Ltd. Class H	5,921,192	8,292
*,3	Innovent Biologics Inc.	2,584,847	8,017
	Guangdong Investment Ltd.	5,956,664	7,627
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	156,265	7,389
	LONGi Green Energy Technology Co. Ltd. Class A	725,400	7,358
*	Gds Holdings Ltd. Class A	1,808,527	7,264
	China Gas Holdings Ltd.	5,911,792	7,206
	China Tourism Group Duty Free Corp. Ltd. Class A	262,262	7,138
[3]	Smoore International Holdings Ltd.	3,397,350	7,105
	China Resources Power Holdings Co. Ltd.	3,763,843	7,077
	Agricultural Bank of China Ltd. Class A	15,230,200	7,059
	ZTO Express Cayman Inc.	254,091	6,994
	Hengan International Group Co. Ltd.	1,440,793	6,809
	Kingboard Holdings Ltd.	1,491,313	6,714
*	Vipshop Holdings Ltd. ADR	868,736	6,655
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	161,260	6,640
	China Resources Gas Group Ltd.	1,766,189	6,636
*	Full Truck Alliance Co. Ltd. ADR	1,071,262	6,460
*,3	JD Logistics Inc.	3,117,317	6,424
*	KE Holdings Inc. ADR	452,447	6,416
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	509,891	6,271
	Luzhou Laojiao Co. Ltd. Class A	196,900	6,249

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Lufax Holding Ltd. ADR	1,097,454	6,091
	Kunlun Energy Co. Ltd.	7,331,356	6,084
	Ping An Bank Co. Ltd. Class A	2,621,200	6,059
[3]	CGN Power Co. Ltd. Class H	21,425,536	6,021
[3]	China International Capital Corp. Ltd. Class H	2,966,027	5,945
[1,3]	Pop Mart International Group Ltd.	1,312,600	5,939
	Sinopharm Group Co. Ltd. Class H	2,531,306	5,825
	Industrial & Commercial Bank of China Ltd. Class A	8,040,900	5,818
	East Money Information Co. Ltd. Class A	1,623,979	5,538
	China Railway Group Ltd. Class H	7,713,299	5,402
	Muyuan Foods Co. Ltd. Class A	681,237	5,346
	China Minsheng Banking Corp. Ltd. Class H	14,074,169	5,337
	China Hongqiao Group Ltd.	4,275,567	5,320
	China Construction Bank Corp. Class A	5,788,200	5,310
	Ganfeng Lithium Co. Ltd. Class A	319,200	5,294
	Kingsoft Corp. Ltd.	1,763,523	5,292
	China State Construction Engineering Corp. Ltd. Class A	5,567,829	5,287
	New China Life Insurance Co. Ltd. Class H	2,075,889	5,260
*	Alibaba Health Information Technology Ltd.	9,320,719	5,252
	Weichai Power Co. Ltd. Class H	3,758,334	5,250
[3]	Fuyao Glass Industry Group Co. Ltd. Class H	1,280,765	5,233
	China Power International Development Ltd.	10,725,326	5,186
[3]	China Resources Mixc Lifestyle Services Ltd.	1,075,000	5,165
	Zijin Mining Group Co. Ltd. Class A	3,093,174	5,134
*	Genscript Biotech Corp.	1,813,596	5,123
	Guangzhou Automobile Group Co. Ltd. Class H	6,038,058	5,120
		Shares	Market Value• ($000)
	Shanghai Pudong Development Bank Co. Ltd. Class A	4,184,333	5,085
	People's Insurance Co. Group of China Ltd. Class H	15,818,882	5,039
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	4,709,946	5,018
[3]	China Feihe Ltd.	5,231,745	4,974
	SF Holding Co. Ltd. Class A	636,495	4,923
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	839,600	4,880
*	Tencent Music Entertainment Group ADR	1,145,442	4,868
[3]	Huatai Securities Co. Ltd. Class H	3,517,985	4,835
	Bank of Ningbo Co. Ltd. Class A	881,970	4,818
	Wanhua Chemical Group Co. Ltd. Class A	410,500	4,817
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	197,000	4,716
*	Zai Lab Ltd. ADR	114,495	4,575
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	1,062,566	4,546
	China Merchants Port Holdings Co. Ltd.	2,600,229	4,539
	Huaneng Power International Inc. Class H	9,004,226	4,523
	Haitong Securities Co. Ltd. Class H	6,468,810	4,518
	Luxshare Precision Industry Co. Ltd. Class A	949,139	4,402
	Fosun International Ltd.	4,124,788	4,347
	Poly Developments and Holdings Group Co. Ltd. Class A	1,576,895	4,342
*,3	ZhongAn Online P&C Insurance Co. Ltd. Class H	1,248,196	4,292
	China Jinmao Holdings Group Ltd.	13,045,706	4,288
	China State Construction International Holdings Ltd.	3,235,767	4,176
	GF Securities Co. Ltd. Class H	3,327,997	4,160
[3]	Guotai Junan Securities Co. Ltd. Class H	3,220,131	4,155
	JOYY Inc. ADR	104,136	4,121

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*,3	Hua Hong Semiconductor Ltd.	1,039,633	4,037
	CITIC Securities Co. Ltd. Class A	1,356,794	4,012
	Zhuzhou CRRC Times Electric Co. Ltd.	1,017,825	4,001
	Shanghai Baosight Software Co. Ltd. Class B	1,090,229	4,000
[1,3]	Haidilao International Holding Ltd.	2,048,237	3,976
	China Everbright International Ltd.	6,735,484	3,954
	Dongfeng Motor Group Co. Ltd. Class H	5,340,643	3,896
	China Coal Energy Co. Ltd. Class H	4,530,041	3,814
*	Brilliance China Automotive Holdings Ltd.	5,101,410	3,811
	China Galaxy Securities Co. Ltd. Class H	6,990,117	3,802
	Jiangsu Hengrui Medicine Co. Ltd. Class A	851,818	3,795
	Aier Eye Hospital Group Co. Ltd. Class A	698,086	3,768
	360 DigiTech Inc. ADR	259,775	3,749
[1,2]	Sunac China Holdings Ltd.	6,343,141	3,702
	Bank of China Ltd. Class A	7,485,923	3,662
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	79,397	3,659
	NARI Technology Co. Ltd. Class A	752,380	3,617
	China Molybdenum Co. Ltd. Class H	7,263,984	3,612
*	Aluminum Corp. of China Ltd. Class H	7,869,642	3,609
	Tongwei Co. Ltd. Class A	583,700	3,597
	Haier Smart Home Co. Ltd. Class A	916,196	3,565
	China Insurance International Holdings Co. Ltd.	3,075,672	3,516
	China Oilfield Services Ltd. Class H	3,398,706	3,479
	Anhui Gujing Distillery Co. Ltd. Class B	259,739	3,456
*,3	China Literature Ltd.	818,629	3,440
	China Resources Cement Holdings Ltd.	4,099,958	3,402
	Shandong Gold Mining Co. Ltd. Class A	1,160,763	3,382
		Shares	Market Value• ($000)
	Far East Horizon Ltd.	4,136,301	3,374
*	COSCO SHIPPING Holdings Co. Ltd. Class A	1,547,480	3,342
*	New Oriental Educatio Sp ADR	264,659	3,321
	CIFI Holdings Group Co. Ltd.	6,890,719	3,315
	Jiangxi Copper Co. Ltd. Class H	2,118,392	3,314
	China Medical System Holdings Ltd.	2,298,850	3,291
	Beijing Enterprises Holdings Ltd.	968,088	3,273
	Beijing Enterprises Water Group Ltd.	10,067,390	3,257
*,1	51job Inc. ADR	52,642	3,203
	Yunnan Energy New Material Co. Ltd. Class A	104,410	3,180
	SAIC Motor Corp. Ltd. Class A	1,309,915	3,147
	BYD Electronic International Co. Ltd.	1,576,091	3,142
	Pharmaron Beijing Co. Ltd. Class A	165,368	3,129
	Autohome Inc. ADR	105,472	3,066
	Chongqing Zhifei Biological Products Co. Ltd. Class A	212,200	3,030
	China Vanke Co. Ltd. Class A	1,028,600	3,022
	ZTE Corp. Class H	1,435,712	3,014
	Kingboard Laminates Holdings Ltd.	1,951,118	2,993
	Inner Mongolia Yitai Coal Co. Ltd. Class B	2,215,814	2,971
	Shenzhen Inovance Technology Co. Ltd. Class A	340,700	2,953
[3]	Hansoh Pharmaceutical Group Co. Ltd.	1,782,608	2,936
	Flat Glass Group Co. Ltd. Class H	807,649	2,888
[3]	Hygeia Healthcare Holdings Co. Ltd.	596,467	2,882
*	RLX Technology Inc. ADR	1,403,541	2,849
*	TAL Education Group ADR	834,008	2,827
[3]	WuXi AppTec Co. Ltd. Class H	207,398	2,821
*	China Conch Environment Protection Holdings Ltd.	3,280,915	2,810
	JA Solar Technology Co. Ltd. Class A	230,000	2,807
	China Meidong Auto Holdings Ltd.	850,000	2,798
	Bank of Communications Co. Ltd. Class A	3,632,900	2,791

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	CRRC Corp. Ltd. Class H	7,504,000	2,784
	Sany Heavy Industry Co. Ltd. Class A	1,117,000	2,779
*	Tongcheng-Elong Holdings Ltd.	1,562,918	2,756
[3]	Yadea Group Holdings Ltd.	1,818,000	2,740
*	Weibo Corp. ADR	118,130	2,734
	China Cinda Asset Management Co. Ltd. Class H	15,961,916	2,692
	China Everbright Bank Co. Ltd. Class A	5,499,326	2,652
	TravelSky Technology Ltd. Class H	1,744,759	2,635
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,627,419	2,631
	Haitian International Holdings Ltd.	1,061,947	2,614
	China Railway Group Ltd. Class A	2,432,818	2,608
	Greentown China Holdings Ltd.	1,481,797	2,602
	Nine Dragons Paper Holdings Ltd.	2,911,072	2,571
	Shaanxi Coal Industry Co. Ltd. Class A	985,600	2,567
*	Air China Ltd. Class H	3,790,019	2,555
	NAURA Technology Group Co. Ltd. Class A	71,400	2,546
[3]	Topsports International Holdings Ltd.	3,321,209	2,540
	Yangzijiang Shipbuilding Holdings Ltd.	3,869,296	2,524
[1,3]	Jiumaojiu International Holdings Ltd.	1,146,000	2,521
	CRRC Corp. Ltd. Class A	3,301,600	2,520
	China Everbright Bank Co. Ltd. Class H	6,920,063	2,507
	Cosco Shipping Ports Ltd.	3,509,097	2,502
	Eve Energy Co. Ltd. Class A	254,464	2,491
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	424,400	2,482
	Yihai International Holding Ltd.	877,418	2,470
	Jiangsu Expressway Co. Ltd. Class H	2,491,275	2,461
	Yuexiu Property Co. Ltd.	2,346,965	2,442
	Baoshan Iron & Steel Co. Ltd. Class A	2,506,900	2,440
		Shares	Market Value• ($000)
*	China Three Gorges Renewables Group Co. Ltd. Class A	2,781,400	2,440
	AviChina Industry & Technology Co. Ltd. Class H	4,479,567	2,430
	BOE Technology Group Co. Ltd. Class B	5,113,637	2,428
	Hopson Development Holdings Ltd.	1,249,847	2,410
	Bosideng International Holdings Ltd.	4,810,931	2,400
[3]	China Merchants Securities Co. Ltd. Class H	2,307,313	2,386
	GoerTek Inc. Class A	446,920	2,352
*,3	Shanghai Junshi Biosciences Co. Ltd. Class H	331,343	2,352
	Anhui Conch Cement Co. Ltd. Class A	388,800	2,349
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	979,996	2,329
	Shougang Fushan Resources Group Ltd.	6,200,303	2,317
[3]	Hangzhou Tigermed Consulting Co. Ltd. Class H	238,343	2,310
*,2,3	Evergrande Property Services Group Ltd.	7,876,000	2,309
*,1	China Southern Airlines Co. Ltd. Class H	4,129,237	2,306
	Bank of Nanjing Co. Ltd. Class A	1,305,765	2,286
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	82,697	2,285
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	476,100	2,261
	China Shenhua Energy Co. Ltd. Class A	480,656	2,235
*	Trina Solar Co. Ltd. Class A	294,444	2,233
	Zhejiang Expressway Co. Ltd. Class H	2,687,007	2,215
	China Minsheng Banking Corp. Ltd. Class A	3,900,600	2,186
	China Traditional Chinese Medicine Holdings Co. Ltd.	4,479,306	2,182
	Bank of Beijing Co. Ltd. Class A	3,127,000	2,162
	China National Nuclear Power Co. Ltd. Class A	1,993,800	2,137

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Bank of Shanghai Co. Ltd. Class A	2,166,891	2,127
	China Lesso Group Holdings Ltd.	1,695,883	2,121
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	3,042,590	2,111
	Shenwan Hongyuan Group Co. Ltd. Class A	3,395,431	2,093
*	Alibaba Pictures Group Ltd.	24,632,294	2,078
	Guangdong Haid Group Co. Ltd. Class A	222,408	2,073
	Haitong Securities Co. Ltd. Class A	1,514,826	2,064
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	2,253,034	2,060
	China Pacific Insurance Group Co. Ltd. Class A	656,000	2,057
	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	1,418,261	2,016
	China Communications Services Corp. Ltd. Class H	4,417,205	2,012
	Huaxia Bank Co. Ltd. Class A	2,432,398	2,005
	AECC Aviation Power Co. Ltd. Class A	351,600	2,002
*	iQIYI Inc. ADR	555,076	1,976
	Zhejiang Huayou Cobalt Co. Ltd. Class A	158,500	1,958
[3]	Dali Foods Group Co. Ltd.	3,837,757	1,953
	China Life Insurance Co. Ltd. Class A	507,500	1,946
	Sungrow Power Supply Co. Ltd. Class A	205,400	1,943
	China Petroleum & Chemical Corp. Class A	2,951,500	1,933
	Henan Shuanghui Investment & Development Co. Ltd. Class A	428,000	1,923
	ZTE Corp. Class A	525,479	1,908
	Iflytek Co. Ltd. Class A	340,300	1,890
	China United Network Communications Ltd. Class A	3,543,700	1,888
	Walvax Biotechnology Co. Ltd. Class A	233,200	1,873
	Will Semiconductor Co. Ltd. Shanghai Class A	82,796	1,867
		Shares	Market Value• ($000)
	Shenzhen International Holdings Ltd.	1,733,160	1,856
*	Beijing Capital International Airport Co. Ltd. Class H	3,385,292	1,849
	BOE Technology Group Co. Ltd. Class A	3,216,100	1,843
*	Postal Savings Bank of China Co. Ltd. Class A	2,246,436	1,831
	China Merchants Securities Co. Ltd. Class A	947,567	1,825
	Citic Pacific Special Steel Group Co. Ltd. Class A	671,053	1,823
*	Shanghai International Airport Co. Ltd. Class A	244,400	1,820
	Jinke Smart Services Group Co. Ltd. Class H	559,000	1,820
*,1,3	Ping An Healthcare and Technology Co. Ltd.	734,708	1,808
	Beijing Kingsoft Office Software Inc. Class A	63,425	1,802
	Great Wall Motor Co. Ltd. Class A	480,380	1,788
	Zhaojin Mining Industry Co. Ltd. Class H	1,840,637	1,750
	Bank of Hangzhou Co. Ltd. Class A	757,835	1,746
	Chongqing Rural Commercial Bank Co. Ltd. Class H	4,452,181	1,729
	Metallurgical Corp. of China Ltd. Class H	6,742,030	1,726
	Yunnan Baiyao Group Co. Ltd. Class A	148,000	1,705
*,3	Jinxin Fertility Group Ltd.	2,719,161	1,704
	Gigadevice Semiconductor Beijing Inc. Class A	91,471	1,702
	Imeik Technology Development Co. Ltd. Class A	21,800	1,696
	Focus Media Information Technology Co. Ltd. Class A	1,929,600	1,695
	Poly Property Services Co. Ltd.	252,646	1,679
*,1,3	Akeso Inc.	890,000	1,660
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	93,340	1,656

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Foxconn Industrial Internet Co. Ltd. Class A	1,146,800	1,648
	Weichai Power Co. Ltd. Class A	974,888	1,638
[3]	China Resources Pharmaceutical Group Ltd.	3,095,232	1,631
	Seazen Group Ltd.	3,851,639	1,627
*,3	3SBio Inc.	2,306,769	1,627
	Power Construction Corp. of China Ltd. Class A	1,390,000	1,621
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	246,515	1,594
	Hello Group Inc. ADR	299,126	1,591
	GF Securities Co. Ltd. Class A	660,600	1,590
	Wingtech Technology Co. Ltd. Class A	159,000	1,565
[3]	Ganfeng Lithium Co. Ltd. Class H	129,279	1,547
[1,2]	Shimao Group Holdings Ltd.	2,734,246	1,540
*	Yangzijiang Financial Holding	3,869,296	1,525
	Sinotruk Hong Kong Ltd.	1,245,884	1,507
[3]	CSC Financial Co. Ltd. Class H	1,628,748	1,500
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	7,974,940	1,492
	Suzhou Maxwell Technologies Co. Ltd. Class A	29,504	1,485
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	204,900	1,485
*	Daqin Railway Co. Ltd. Class A	1,463,900	1,476
	Sinopec Engineering Group Co. Ltd. Class H	2,768,188	1,446
	SG Micro Corp. Class A	34,500	1,446
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	5,104,725	1,443
	China Everbright Ltd.	1,488,662	1,427
	Huatai Securities Co. Ltd. Class A	704,100	1,412
	Shenzhen Expressway Co. Ltd. Class H	1,369,782	1,409
	China CSSC Holdings Ltd. Class A	592,500	1,402
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	124,610	1,398
		Shares	Market Value• ($000)
	Hangzhou Tigermed Consulting Co. Ltd. Class A	103,929	1,397
*,3	CanSino Biologics Inc. Class H	131,459	1,395
	TBEA Co. Ltd. Class A	480,100	1,395
[1]	Ming Yuan Cloud Group Holdings Ltd.	1,073,000	1,394
	Anhui Gujing Distillery Co. Ltd. Class A	46,688	1,376
	Yonyou Network Technology Co. Ltd. Class A	477,962	1,374
	Shenzhen Transsion Holdings Co. Ltd. Class A	106,430	1,356
	Zhejiang NHU Co. Ltd. Class A	331,440	1,341
	China International Marine Containers Group Co. Ltd. Class H	972,517	1,338
*,1	China Eastern Airlines Corp. Ltd. Class H	3,925,171	1,322
*	China Energy Engineering Corp. Ltd.	3,629,700	1,322
	SDIC Power Holdings Co. Ltd. Class A	901,900	1,320
	Mango Excellent Media Co. Ltd. Class A	245,429	1,318
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	174,100	1,318
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	53,882	1,315
	Shanghai Industrial Holdings Ltd.	888,512	1,309
	Montage Technology Co. Ltd. Class A	148,279	1,296
	Tsingtao Brewery Co. Ltd. Class A	99,611	1,295
[1]	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	2,207,515	1,291
	Hengli Petrochemical Co. Ltd. Class A	409,800	1,290
	Shanghai Electric Group Co. Ltd. Class H	5,249,404	1,278
*	Advanced Micro-Fabrication Equipment Inc. Class A	81,173	1,278
[3]	BAIC Motor Corp. Ltd. Class H	4,088,436	1,277

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Huayu Automotive Systems Co. Ltd. Class A	430,169	1,269
	Lao Feng Xiang Co. Ltd. Class B	391,321	1,258
	Gemdale Corp. Class A	578,200	1,255
[1]	Agile Group Holdings Ltd.	2,613,881	1,252
	Hundsun Technologies Inc. Class A	217,217	1,249
	Changchun High & New Technology Industry Group Inc. Class A	52,682	1,247
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	273,344	1,242
	Huizhou Desay Sv Automotive Co. Ltd. Class A	68,900	1,235
*	Guanghui Energy Co. Ltd. Class A	916,800	1,230
	China Jushi Co. Ltd. Class A	518,653	1,228
*,1	Gome Electrical Appliances Holdings Ltd.	25,183,816	1,220
	Seazen Holdings Co. Ltd. Class A	290,897	1,220
[1]	COSCO SHIPPING Development Co. Ltd. Class H	6,221,713	1,220
	Shanghai International Port Group Co. Ltd. Class A	1,361,200	1,219
	Orient Securities Co. Ltd. Class A	887,157	1,218
	Yealink Network Technology Corp. Ltd. Class A	103,668	1,216
	Ginlong Technologies Co. Ltd. Class A	41,600	1,205
*	New Hope Liuhe Co. Ltd. Class A	569,100	1,204
[3]	Blue Moon Group Holdings Ltd.	1,530,000	1,195
*	Chongqing Brewery Co. Ltd. Class A	63,100	1,192
	Hangzhou Silan Microelectronics Co. Ltd. Class A	190,400	1,190
	Chongqing Changan Automobile Co. Ltd. Class B	2,547,511	1,188
	Ecovacs Robotics Co. Ltd. Class A	73,100	1,187
	Satellite Chemical Co. Ltd. Class A	216,440	1,178
	Chongqing Changan Automobile Co. Ltd. Class A	750,200	1,177
	Jiangsu Zhongtian Technology Co. Ltd. Class A	479,900	1,176
		Shares	Market Value• ($000)
	CSC Financial Co. Ltd. Class A	361,838	1,171
[3]	Legend Holdings Corp. Class H	989,579	1,171
	Huadong Medicine Co. Ltd. Class A	227,800	1,169
[1]	Huadian Power International Corp. Ltd. Class H	3,353,550	1,164
	Angang Steel Co. Ltd. Class H	2,658,568	1,163
	Livzon Pharmaceutical Group Inc. Class H	344,871	1,161
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	459,470	1,156
	Sinotrans Ltd. Class H	3,824,064	1,156
	TCL Technology Group Corp. Class A	1,838,300	1,156
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	2,185,306	1,146
	StarPower Semiconductor Ltd. Class A	22,200	1,143
[3]	Joinn Laboratories China Co. Ltd. Class H	155,900	1,141
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	536,920	1,136
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	1,298,700	1,135
	China National Chemical Engineering Co. Ltd. Class A	814,400	1,118
[1]	Guangzhou R&F Properties Co. Ltd. Class H	3,009,421	1,117
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	158,758	1,099
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	286,060	1,082
	China Reinsurance Group Corp. Class H	12,380,206	1,079
	GD Power Development Co. Ltd. Class A	2,361,796	1,074
	Maxscend Microelectronics Co. Ltd. Class A	38,580	1,072
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	538,225	1,071

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	414,620	1,070
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	1,166,700	1,066
*	Aluminum Corp. of China Ltd. Class A	1,501,600	1,066
	Yanlord Land Group Ltd.	1,215,087	1,065
	Jiangsu King's Luck Brewery JSC Ltd. Class A	156,706	1,059
[3]	Orient Securities Co. Ltd. Class H	1,738,835	1,048
	Fuyao Glass Industry Group Co. Ltd. Class A	194,900	1,043
	CSG Holding Co. Ltd. Class B	2,877,152	1,041
*,1	HengTen Networks Group Ltd.	4,343,840	1,041
	Chaozhou Three-Circle Group Co. Ltd. Class A	240,500	1,039
[1,3]	A-Living Smart City Services Co. Ltd.	653,540	1,034
*	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	74,198	1,025
*	China Southern Airlines Co. Ltd. Class A	1,037,697	1,019
	Guosen Securities Co. Ltd. Class A	693,581	1,013
	Sichuan Chuantou Energy Co. Ltd. Class A	601,900	1,004
	Lens Technology Co. Ltd. Class A	656,400	1,002
*,1,3	Luye Pharma Group Ltd.	3,162,461	986
	Sino-Ocean Group Holding Ltd.	5,192,904	981
	Sichuan Road & Bridge Co. Ltd. Class A	621,470	980
	Asymchem Laboratories Tianjin Co. Ltd. Class A	24,100	969
	Founder Securities Co. Ltd. Class A	1,051,600	969
*,1,3	Remegen Co. Ltd. Class H	232,000	969
*	China Zhenhua Group Science & Technology Co. Ltd. Class A	60,800	967
	Jiangxi Copper Co. Ltd. Class A	365,300	960
	Shenzhen Investment Ltd.	4,415,151	953
	MINISO Group Holding Ltd. ADR	129,354	951
		Shares	Market Value• ($000)
	Zhejiang Dahua Technology Co. Ltd. Class A	377,700	949
	Beijing New Building Materials plc Class A	216,496	947
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	169,400	946
*	Zhejiang Century Huatong Group Co. Ltd. Class A	1,309,507	940
*	China Suntien Green Energy Corp. Ltd. Class H	1,664,000	939
	JiuGui Liquor Co. Ltd. Class A	41,400	935
	China Molybdenum Co. Ltd. Class A	1,333,091	935
[3]	China Railway Signal & Communication Corp. Ltd. Class H	2,781,353	933
	Sun Art Retail Group Ltd.	2,977,000	924
	Hangzhou First Applied Material Co. Ltd. Class A	66,340	922
	New China Life Insurance Co. Ltd. Class A	205,000	922
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	254,300	921
	Maanshan Iron & Steel Co. Ltd. Class A	1,540,900	916
	YTO Express Group Co. Ltd. Class A	338,600	916
	Ninestar Corp. Class A	148,525	915
*	Dada Nexus Ltd. ADR	119,066	908
	Ningbo Tuopu Group Co. Ltd. Class A	115,600	904
	Anhui Expressway Co. Ltd. Class H	1,022,728	901
	Everbright Securities Co. Ltd. Class A	524,095	899
*	Jiangxi Special Electric Class A	293,600	891
*	Shenzhen Dynanonic Co. Ltd. Class A	13,400	891
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	746,800	890
	Dongfang Electric Corp. Ltd. Class H	826,891	889
*	Bloomage Biotechnology Corp. Ltd. Class A	43,428	882
*	Ming Yang Smart Energy Group Ltd. Class A	265,300	880

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	89,764	878
	Jiangsu Eastern Shenghong Co. Ltd. Class A	474,600	875
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	375,050	875
*	Tuya Inc. ADR	351,680	872
	Hoshine Silicon Industry Co. Ltd. Class A	72,900	871
*	Ningbo Orient Wires & Cables Co. Ltd. Class A	122,300	868
	Sunwoda Electronic Co. Ltd. Class A	261,400	865
	Industrial Securities Co. Ltd. Class A	873,700	855
*	China Eastern Airlines Corp. Ltd. Class A	1,192,829	849
	Hithink RoyalFlush Information Network Co. Ltd. Class A	68,666	848
	ENN Natural Gas Co. Ltd. Class A	342,400	847
	JCET Group Co. Ltd. Class A	261,500	847
	Datang International Power Generation Co. Ltd. Class H	5,235,035	842
	LB Group Co. Ltd. Class A	305,000	839
	Thunder Software Technology Co. Ltd. Class A	59,700	837
	Kwg Group Holdings Ltd.	2,332,832	835
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	376,900	823
*	XPeng Inc. Class A	65,978	820
	Zhejiang Chint Electrics Co. Ltd. Class A	166,993	818
	Yonghui Superstores Co. Ltd. Class A	1,221,497	817
*	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	78,800	813
	Suzhou TA&A Ultra Clean Technology Co. Ltd. Class A	88,400	810
*	Ningbo Shanshan Co. Ltd. Class A	244,200	810
	Rongsheng Petrochemical Co. Ltd. Class A	391,350	807
	Bank of Jiangsu Co. Ltd. Class A	727,090	803
*	Shanxi Meijin Energy Co. Ltd. Class A	512,300	802
		Shares	Market Value• ($000)
	Xiamen C & D Inc. Class A	366,700	801
*	Topchoice Medical Corp. Class A	41,278	798
*	National Silicon Industry Group Co. Ltd. Class A	253,318	791
*	YongXing Special Materials Technology Co. Ltd. Class A	50,700	786
	Yanzhou Coal Mining Co. Ltd. Class A	149,900	786
*	Li Auto Inc. Class A	67,281	786
*	Air China Ltd. Class A	551,026	785
	Beijing Shiji Information Technology Co. Ltd. Class A	288,454	782
	Jiangsu Yangnong Chemical Co. Ltd. Class A	39,500	782
*	Ningbo Deye Technology Co. Claas A	23,520	781
	AVIC Electromechanical Systems Co. Ltd. Class A	519,892	776
[1,2]	China Evergrande Group	3,687,461	775
	Bank of Guiyang Co. Ltd. Class A	830,400	772
	Guangzhou Automobile Group Co. Ltd. Class A	418,630	767
*	Chengxin Lithium Group Co. Ltd. Class A	115,200	766
*	Hubei Xingfa Chemicals Group Co. Ltd. Class A	159,000	765
	Huaneng Power International Inc. Class A	692,900	759
[1,3]	Shimao Services Holdings Ltd.	1,424,000	752
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	281,744	749
	Beijing Jingneng Clean Energy Co. Ltd. Class H	2,936,579	748
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	60,600	745
	XCMG Construction Machinery Co. Ltd. Class A	992,300	743
	Shandong Nanshan Aluminum Co. Ltd. Class A	1,523,300	743

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	771,989	742
*	Shanghai Junshi Biosciences Co. Ltd. Class A	51,549	742
*	China Resources Microelectronics Ltd. Class A	100,822	736
	Shengyi Technology Co. Ltd. Class A	288,700	726
[3]	Pharmaron Beijing Co. Ltd. Class H	57,479	722
*	Amlogic Shanghai Co. Ltd. Class A	44,218	719
	Tongling Nonferrous Metals Group Co. Ltd. Class A	1,372,758	718
	Beijing Roborock Technology Co. Ltd. Class A	8,233	714
[3]	Sunac Services Holdings Ltd.	1,306,666	712
	Metallurgical Corp. of China Ltd. Class A	1,348,900	712
	Liaoning Port Co. Ltd. Class A	2,818,100	712
*	Xiamen Faratronic Co. Ltd. Class A	32,300	711
	Hongfa Technology Co. Ltd. Class A	97,300	710
	Ningbo Zhoushan Port Co. Ltd. Class A	1,203,000	710
	Weifu High-Technology Group Co. Ltd. Class B	347,462	709
	Ningxia Baofeng Energy Group Co. Ltd. Class A	332,500	706
	Flat Glass Group Co. Ltd. Class A	116,000	705
	Jason Furniture Hangzhou Co. Ltd. Class A	80,100	702
	BBMG Corp. Class H	4,261,085	697
	Wuhan Guide Infrared Co. Ltd. Class A	299,888	696
	Western Superconducting Technologies Co. Ltd. Class A	56,622	696
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	85,420	692
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	97,400	691
	Hunan Valin Steel Co. Ltd. Class A	787,000	690
		Shares	Market Value• ($000)
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	157,100	690
	Shanghai Electric Group Co. Ltd. Class A	1,189,400	689
	Inspur Electronic Information Industry Co. Ltd. Class A	185,120	688
	Sichuan Swellfun Co. Ltd. Class A	64,700	688
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	504,600	686
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	103,740	685
	Gongniu Group Co. Ltd. Class A	31,700	684
	AVIC Industry-Finance Holdings Co. Ltd. Class A	1,176,800	683
	Youngor Group Co. Ltd. Class A	655,000	676
	Westone Information Industry Inc. Class A	140,698	671
	China Railway Signal & Communication Corp. Ltd. Class A	1,025,723	670
	Bank of Changsha Co. Ltd. Class A	595,100	668
	Tongkun Group Co. Ltd. Class A	291,600	668
	Daan Gene Co. Ltd. Class A	243,716	664
	Greenland Holdings Corp. Ltd. Class A	908,954	661
	Sinoma Science & Technology Co. Ltd. Class A	217,100	661
*	Gotion High-tech Co. Ltd. Class A	163,900	660
	Ingenic Semiconductor Co. Ltd. Class A	59,300	660
	SooChow Securities Co. Ltd. Class A	645,606	660
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	731,500	654
	Wens Foodstuffs Group Co. Ltd. Class A	231,080	652
	China Zheshang Bank Co. Ltd. Class A	1,298,600	651
[2]	Luxi Chemical Group Co. Ltd. Class A	238,800	649
	China Oilfield Services Ltd. Class A	344,089	648

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Songcheng Performance Development Co. Ltd. Class A	342,320	645
	G-bits Network Technology Xiamen Co. Ltd. Class A	12,600	641
*	Yunnan Aluminium Co. Ltd. Class A	408,900	639
	Chongqing Rural Commercial Bank Co. Ltd. Class A	1,087,400	636
	Hengyi Petrochemical Co. Ltd. Class A	545,700	629
	By-health Co. Ltd. Class A	207,366	628
*	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	21,100	628
*	Kingsoft Cloud Holdings Ltd. ADR	172,418	624
	China CITIC Bank Corp. Ltd. Class A	821,035	624
	Tianshui Huatian Technology Co. Ltd. Class A	483,400	621
*	Lingyi iTech Guangdong Co. Class A	966,500	621
	Zhejiang Longsheng Group Co. Ltd. Class A	408,000	621
	Huaxin Cement Co. Ltd. Class A	187,800	620
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	31,900	616
	Angel Yeast Co. Ltd. Class A	105,900	615
	Shanghai RAAS Blood Products Co. Ltd. Class A	751,200	614
	Proya Cosmetics Co. Ltd. Class A	20,100	614
	GEM Co. Ltd. Class A	602,998	611
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	923,300	609
*	I-Mab ADR	48,440	607
*	Zhejiang Yongtai Technology Co. Ltd. Class A	159,515	602
*	Sichuan Hebang Biotechnology Co. Ltd. Class A	1,261,800	601
	Ovctek China Inc. Class A	107,520	600
*	Beijing Easpring Material Technology Co. Ltd. Class A	59,700	598
		Shares	Market Value• ($000)
*	Yunnan Tin Co. Ltd. Class A	221,500	597
[1]	Logan Group Co. Ltd.	1,911,821	595
	Dongfang Electric Corp. Ltd. Class A	314,284	594
	Zhejiang Juhua Co. Ltd. Class A	346,949	593
	Wuxi Shangji Automation Co. Ltd. Class A	32,300	593
	Xinhua Winshare Publishing and Media Co. Ltd. Class H	829,439	590
	Changjiang Securities Co. Ltd. Class A	706,986	590
	China International Capital Corp. Ltd. Class A	104,500	589
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	205,000	588
	Hualan Biological Engineering Inc. Class A	233,464	587
	Lepu Medical Technology Beijing Co. Ltd. Class A	228,200	587
	Shandong Sun Paper Industry JSC Ltd. Class A	313,600	583
*	Suning.com Co. Ltd. Class A	1,189,500	581
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	124,197	580
	Beijing Dabeinong Technology Group Co. Ltd. Class A	536,800	580
	Shanghai Tunnel Engineering Co. Ltd. Class A	654,644	580
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A	341,997	579
	Jafron Biomedical Co. Ltd. Class A	92,784	579
	Guoyuan Securities Co. Ltd. Class A	631,751	574
*	NavInfo Co. Ltd. Class A	306,196	573
	Shenzhen Energy Group Co. Ltd. Class A	651,220	573
	Offshore Oil Engineering Co. Ltd. Class A	925,300	572
	Guotai Junan Securities Co. Ltd. Class A	259,800	571
	Hangzhou Robam Appliances Co. Ltd. Class A	122,700	571
	Kunlun Tech Co. Ltd. Class A	264,200	571

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Huaibei Mining Holdings Co. Ltd. Class A	267,200	571
	COSCO SHIPPING Development Co. Ltd. Class A	1,224,040	569
	SDIC Capital Co. Ltd. Class A	587,784	568
*	Youngy Co. Ltd. Class A	36,300	567
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	246,000	566
	Western Securities Co. Ltd. Class A	602,994	566
	Shanghai Electric Power Co. Ltd. Class A	422,000	566
*	Kuang-Chi Technologies Co. Ltd. Class A	280,900	561
	Shenghe Resources Holding Co. Ltd. Class A	237,500	561
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	389,084	557
	Shenzhen Kedali Industry Co. Ltd. Class A	30,400	556
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	494,438	548
*	Sichuan Yahua Industrial Group Co. Ltd. Class A	137,700	547
*	360 Security Technology Inc. Class A	444,199	547
	Oppein Home Group Inc. Class A	30,762	542
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	103,000	542
	Beijing Tiantan Biological Products Corp. Ltd. Class A	182,121	541
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	616,700	539
	Fu Jian Anjoy Foods Co. Ltd. Class A	27,400	536
	Zhejiang China Commodities City Group Co. Ltd. Class A	693,300	533
*	Hangzhou Chang Chuan Technology Co. Ltd. Class A	112,100	532
*,3	Red Star Macalline Group Corp. Ltd. Class H	1,255,882	531
	Joinn Laboratories China Co. Ltd. Class A	35,400	530
		Shares	Market Value• ($000)
	Perfect World Co. Ltd. Class A	237,400	528
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	94,771	527
	Jizhong Energy Resources Co. Ltd. Class A	461,603	526
	Shenzhen Capchem Technology Co. Ltd. Class A	52,300	524
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	206,200	522
	Hubei Energy Group Co. Ltd. Class A	842,208	522
[3]	Shenwan Hongyuan Group Co. Ltd. Class H	2,496,800	522
	Tianfeng Securities Co. Ltd. Class A	1,154,280	522
	AECC Aero-Engine Control Co. Ltd. Class A	144,100	519
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	330,800	519
	Keda Industrial Group Co. Ltd.	241,800	519
	Huafon Chemical Co. Ltd. Class A	441,700	518
	Yintai Gold Co. Ltd. Class A	366,940	517
	Bank of Suzhou Co. Ltd. Class A	473,600	516
	Fangda Carbon New Material Co. Ltd. Class A	485,516	516
	China Greatwall Technology Group Co. Ltd. Class A	379,300	515
*	Guangshen Railway Co. Ltd. Class H	3,076,100	514
	China Coal Energy Co. Ltd. Class A	362,038	512
	Longshine Technology Group Co. Ltd. Class A	161,400	511
	Zhejiang Supor Co. Ltd. Class A	60,776	506
	Shandong Chenming Paper Holdings Ltd. Class B	1,407,350	505
*	Bank of Zhengzhou Co. Ltd. Class A	1,259,601	505
	AVICOPTER plc Class A	78,400	504
	Tianma Microelectronics Co. Ltd. Class A	364,666	503
	Southwest Securities Co. Ltd. Class A	893,700	502

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	1,071,700	500
*	Zhuzhou CRRC Times Electric Co. Ltd. Class A	67,667	499
*,3	Angelalign Technology, Inc.	35,367	498
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	108,900	493
	Heilongjiang Agriculture Co. Ltd. Class A	231,300	492
	Han's Laser Technology Industry Group Co. Ltd. Class A	118,000	491
*	Tianjin Guangyu Development Co. Ltd. Class A	292,500	490
	Wuchan Zhongda Group Co. Ltd. Class A	654,300	488
*	Shanghai 2345 Network Holding Group Co. Ltd. Class A	1,648,370	487
	Hesteel Co. Ltd. Class A	1,384,800	487
	Sinolink Securities Co. Ltd. Class A	391,100	486
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	188,690	484
	Humanwell Healthcare Group Co. Ltd. Class A	205,100	484
	Skshu Paint Co. Ltd. Class A	43,120	483
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	675,200	483
*	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	26,500	483
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	386,600	482
	Nanjing Securities Co. Ltd. Class A	429,500	482
	Avary Holding Shenzhen Co. Ltd. Class A	108,600	481
*	Titan Wind Energy Suzhou Co. Ltd. Class A	314,900	474
	Eastroc Beverage Group Co. Ltd. Class A	25,400	473
	WUS Printed Circuit Kunshan Co. Ltd. Class A	240,570	470
	Zhefu Holding Group Co. Ltd. Class A	694,800	469
		Shares	Market Value• ($000)
	Nanjing Iron & Steel Co. Ltd. Class A	866,100	468
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	465,271	468
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	129,800	468
	Weihai Guangwei Composites Co. Ltd. Class A	62,200	468
	Jointown Pharmaceutical Group Co. Ltd. Class A	241,100	468
*	Haohua Chemical Science & Technology Co. Ltd. Class A	95,000	467
*	Shandong Shida Shenghua Chemical Group Co. Ltd. Class A	32,300	466
	Shandong Humon Smelting Co. Ltd. Class A	324,276	465
	Jinke Properties Group Co. Ltd. Class A	684,000	464
	China Meheco Co. Ltd. Class A	144,800	463
*	Shenzhen Airport Co. Ltd. Class A	479,816	462
	China Baoan Group Co. Ltd. Class A	342,200	462
	Angang Steel Co. Ltd. Class A	884,100	462
*	BTG Hotels Group Co. Ltd. Class A	130,297	462
	Winning Health Technology Group Co. Ltd. Class A	385,080	461
	Sieyuan Electric Co. Ltd. Class A	101,500	459
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	1,844,864	458
	Do-Fluoride New Materials Co. Ltd. Class A	96,600	457
	Shandong Hi-speed Co. Ltd. Class A	544,500	457
*	Sichuan New Energy Power Co. Ltd.	182,600	457
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	73,600	456
*	Huaxin Cement Co. Ltd. Class H	243,123	452
	Shanghai M&G Stationery Inc. Class A	62,300	451
	Huagong Tech Co. Ltd. Class A	177,859	450

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	North Industries Group Red Arrow Co. Ltd. Class A	142,500	449
	BBMG Corp. Class A	1,057,400	448
	Kingfa Sci & Tech Co. Ltd. Class A	358,300	447
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	94,780	445
	China National Accord Medicines Corp. Ltd. Class B	212,045	444
	Xiamen Tungsten Co. Ltd. Class A	187,399	444
	Central China Securities Co. Ltd. Class H	2,732,621	443
	CNOOC Energy Technology & Services Ltd. Class A	1,231,600	442
	Dongxing Securities Co. Ltd. Class A	356,192	441
	Newland Digital Technology Co. Ltd. Class A	247,699	440
	Easyhome New Retail Group Co. Ltd.Class A	714,300	439
	Guangzhou Wondfo Biotech Co. Ltd. Class A	66,460	437
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	11,592	432
	Dongguan Development Holdings Co. Ltd. Class A	309,400	431
	Bank of Chengdu Co. Ltd. Class A	169,900	430
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	186,920	429
	Unisplendour Corp. Ltd. Class A	166,737	428
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	254,400	428
	Shandong Chenming Paper Holdings Ltd. Class H	1,085,798	427
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	968,890	426
	First Capital Securities Co. Ltd. Class A	509,800	425
	GRG Banking Equipment Co. Ltd. Class A	328,787	423
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	122,100	423
		Shares	Market Value• ($000)
	Guangzhou Haige Communications Group Inc. Co. Class A	308,400	422
	CECEP Solar Energy Co. Ltd. Class A	417,380	420
	Beijing Enlight Media Co. Ltd. Class A	382,000	419
	Shanghai Lingang Holdings Corp. Ltd. Class A	216,988	419
	Shanghai Construction Group Co. Ltd. Class A	851,600	417
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	189,700	415
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	169,100	415
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	295,891	415
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	35,300	414
	Zhuzhou Kibing Group Co. Ltd. Class A	248,300	414
	China National Medicines Corp. Ltd. Class A	92,700	413
	China Minmetals Rare Earth Co. Ltd. Class A	117,600	410
*	Guangdong HEC Technology Holding Co. Ltd. Class A	432,553	410
	Shanghai Jahwa United Co. Ltd. Class A	86,600	408
	Apeloa Pharmaceutical Co. Ltd. Class A	144,100	406
	Jiangsu Guoxin Corp. Ltd. Class A	484,845	406
*	Sinopec Oilfield Service Corp. Class H	5,410,803	403
	Zhongji Innolight Co. Ltd. Class A	87,198	403
	Jiangsu Yoke Technology Co. Ltd. Class A	59,700	403
	CECEP Wind-Power Corp. Class A	665,300	403
*	Ourpalm Co. Ltd. Class A	867,600	401
	Jiangsu Expressway Co. Ltd. Class A	323,375	399
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	546,300	397

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Guangdong Electric Power Development Co. Ltd. Class B	1,537,191	396
*	Fujian Sunner Development Co. Ltd. Class A	160,100	394
	Beijing Yanjing Brewery Co. Ltd. Class A	380,500	394
	Dong-E-E-Jiao Co. Ltd. Class A	86,100	394
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A	104,394	394
	China Galaxy Securities Co. Ltd. Class A	282,300	394
	Xuji Electric Co. Ltd. Class A	166,500	392
[3]	Shandong Gold Mining Co. Ltd. Class H	211,866	391
[3]	China East Education Holdings Ltd.	765,303	390
	Chengdu Xingrong Environment Co. Ltd. Class A	517,505	390
	Boya Bio-pharmaceutical Group Co. Ltd. Class A	92,806	390
	China Merchants Property Operation & Service Co. Ltd. Class A	141,100	389
	Yunda Holding Co. Ltd. Class A	167,770	389
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	99,021	386
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	510,640	385
[1,3]	Everbright Securities Co. Ltd. Class H	620,870	384
	China Great Wall Securities Co. Ltd. Class A	309,000	383
	Beijing Shougang Co. Ltd. Class A	529,600	381
*	Sailun Group Co. Ltd. Class A	258,800	376
	Sealand Securities Co. Ltd. Class A	740,740	375
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	433,900	374
	Wanxiang Qianchao Co. Ltd. Class A	479,233	373
		Shares	Market Value• ($000)
*	Hang Zhou Great Star Industrial Co. Ltd. Class A	159,100	370
	Xinyangfeng Agricultural Technology Co. Ltd. Class A	156,400	367
	Shenzhen SC New Energy Technology Corp. Class A	41,000	366
*	Anhui Yingjia Distillery Co. Ltd. Class A	42,100	365
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	313,600	364
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	322,500	360
*	STO Express Co. Ltd. Class A	282,099	359
	TongFu Microelectronics Co. Ltd. Class A	181,000	359
	Tian Di Science & Technology Co. Ltd. Class A	529,200	359
	FAW Jiefang Group Co. Ltd. Class A	292,500	358
	Huadian Power International Corp. Ltd. Class A	630,800	356
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	199,900	351
	CGN Power Co. Ltd. Class A	818,000	350
	Zhongtai Securities Co. Ltd. Class A	321,300	350
	DHC Software Co. Ltd. Class A	399,300	349
*	Jiangsu GoodWe Power Supply Technology Co. Ltd. Class A	13,544	348
	Lao Feng Xiang Co. Ltd. Class A	58,369	346
	LianChuang Electronic Technology Co. Ltd. Class A	203,010	346
	Shandong Denghai Seeds Co. Ltd. Class A	104,100	346
*	Beijing Jetsen Technology Co. Ltd. Class A	473,700	344
	Shanxi Securities Co. Ltd. Class A	455,390	344
	Glarun Technology Co. Ltd. Class A	159,000	344
	Dian Diagnostics Group Co. Ltd. Class A	69,400	343

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	118,174	340
	Qingdao Rural Commercial Bank Corp. Class A	661,800	339
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	192,900	338
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	207,783	336
	Jiangxi Zhengbang Technology Co. Ltd. Class A	381,181	335
	China South Publishing & Media Group Co. Ltd. Class A	230,100	335
	Guangxi Guiguan Electric Power Co. Ltd. Class A	387,200	334
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	268,900	333
	TangShan Port Group Co. Ltd. Class A	801,200	333
	Shenzhen Kaifa Technology Co. Ltd. Class A	225,500	331
*	Shenzhen MTC Co. Ltd. Class A	671,146	326
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	148,600	326
*	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	18,372	325
	Sansteel Minguang Co. Ltd. Fujian Class A	312,100	324
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	244,500	323
*	GCL System Integration Technology Co. Ltd. Class A	775,900	321
	Northeast Securities Co. Ltd. Class A	324,100	320
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	86,218	319
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	27,397	318
		Shares	Market Value• ($000)
	Kaishan Group Co. Ltd. Class A	163,044	317
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	275,373	317
	CMST Development Co. Ltd. Class A	379,200	316
	Shennan Circuits Co. Ltd. Class A	21,938	314
	Sangfor Technologies Inc. Class A	23,400	314
	Financial Street Holdings Co. Ltd. Class A	319,790	312
	Nanjing Hanrui Cobalt Co. Ltd. Class A	40,600	312
	Yifan Pharmaceutical Co. Ltd. Class A	174,100	311
	Valiant Co. Ltd. Class A	115,600	311
	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class A	90,800	311
	Yantai Eddie Precision Machinery Co. Ltd. Class A	107,240	310
	Yunnan Copper Co. Ltd. Class A	197,000	309
	Raytron Technology Co. Ltd. Class A	57,119	309
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	246,400	307
	Oriental Energy Co. Ltd. Class A	283,300	307
	Shanghai Huayi Group Co. Ltd. Class B	421,647	306
	Hangzhou Shunwang Technology Co. Ltd. Class A	203,800	306
*	Guosheng Financial Holding Inc. Class A	244,600	306
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	511,300	305
	Datang International Power Generation Co. Ltd. Class A	882,200	305
	Shenzhen Gas Corp. Ltd. Class A	315,300	305
*	Beijing United Information Technology Co. Ltd.	20,900	304
	Qinhuangdao Port Co. Ltd. Class A	761,900	304

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Intco Medical Technology Co. Ltd. Class A	69,675	303
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	81,000	302
*	Sinopec Oilfield Service Corp. Class A	1,104,100	300
	RiseSun Real Estate Development Co. Ltd. Class A	527,066	299
	Guolian Securities Co. Ltd. Class A	212,300	299
	Hongta Securities Co. Ltd. Class A	219,830	298
[1]	Jiayuan International Group Ltd.	1,960,382	297
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	167,600	297
	Shandong Linglong Tyre Co. Ltd. Class A	110,700	297
	Fujian Funeng Co. Ltd. Class A	155,800	296
	Leyard Optoelectronic Co. Ltd. Class A	328,500	296
*	Goke Microelectronics Co. Ltd. Class A	31,300	295
	Beijing Capital Development Co. Ltd. Class A	340,513	294
	Beijing Shunxin Agriculture Co. Ltd. Class A	94,995	293
	Beijing Originwater Technology Co. Ltd. Class A	415,200	293
	Jiangsu Linyang Energy Co. Ltd. Class A	282,500	293
*	Trip.com Group Ltd.	12,402	293
*	Zhuzhou Hongda Electronics Corp. Ltd. Class A	38,200	292
	Sinosoft Co. Ltd. Class A	91,993	292
	Skyworth Digital Co. Ltd. Class A	157,300	291
	Qingdao TGOOD Electric Co. Ltd. Class A	137,700	287
*	OFILM Group Co. Ltd. Class A	343,700	287
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	141,597	287
	Huafa Industrial Co. Ltd. Zhuhai Class A	246,900	286
	Sinotrans Ltd. Class A	502,200	285
	Xiamen ITG Group Corp. Ltd. Class A	253,000	285
		Shares	Market Value• ($000)
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	452,300	285
	Huaxi Securities Co. Ltd. Class A	270,300	284
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	114,200	283
	Bank of Qingdao Co. Ltd. Class A	512,980	283
	Wolong Electric Group Co. Ltd. Class A	172,500	283
	Sinoma International Engineering Co. Class A	239,600	282
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	81,500	280
	Addsino Co. Ltd. Class A	205,500	279
	Tangshan Jidong Cement Co. Ltd. Class A	170,400	277
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	69,100	277
	Shenzhen Sunway Communication Co. Ltd. Class A	125,300	276
	Shanying International Holding Co. Ltd. Class A	647,200	276
	Anhui Anke Biotechnology Group Co. Ltd. Class A	214,728	275
*	CanSino Biologics Inc. Class A	11,970	275
	Inmyshow Digital Technology Group Co. Ltd. Class A	252,000	275
*	Grandjoy Holdings Group Co. Ltd. Class A	456,788	272
	Ningbo Joyson Electronic Corp. Class A	163,500	268
	Beijing Sinnet Technology Co. Ltd. Class A	183,600	267
	Bright Dairy & Food Co. Ltd. Class A	160,300	267
	Zhejiang Dingli Machinery Co. Ltd. Class A	47,554	267
*	Xinjiang Tianshan Cement Co. Ltd. Class A	144,400	266
*	Oceanwide Holdings Co. Ltd. Class A	1,181,000	264
	Zhejiang Hailiang Co. Ltd. Class A	193,600	264
*	Western Mining Co. Ltd. Class A	146,700	262

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Zhongshan Public Utilities Group Co. Ltd. Class A	225,500	261
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	263,100	259
	Suofeiya Home Collection Co. Ltd. Class A	83,100	256
*	Guangdong Golden Dragon Development Inc. Class A	136,800	256
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	64,700	255
	East Group Co. Ltd. Class A	263,800	254
	Anhui Kouzi Distillery Co. Ltd. Class A	32,600	252
*	Hunan Gold Corp. Ltd. Class A	180,700	252
	Hefei Meiya Optoelectronic Technology Inc. Class A	73,700	252
	C&S Paper Co. Ltd. Class A	158,800	252
	Zhejiang Medicine Co. Ltd. Class A	131,900	251
	Zhejiang Crystal-Optech Co. Ltd. Class A	174,796	248
	Shandong Pharmaceutical Glass Co. Ltd. Class A	78,800	248
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	219,915	244
	Lianhe Chemical Technology Co. Ltd. Class A	121,610	243
*	CITIC Guoan Information Industry Co. Ltd. Class A	517,200	242
	Shanghai Bailian Group Co. Ltd. Class B	308,716	241
	Beijing E-Hualu Information Technology Co. Ltd. Class A	109,600	241
[3]	Qingdao Port International Co. Ltd. Class H	476,433	240
	BOC International China Co. Ltd. Class A	127,700	240
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	254,900	239
		Shares	Market Value• ($000)
	Shenzhen Jinjia Group Co. Ltd. Class A	178,500	236
*	CNGR Advanced Material Co. Ltd. Class A	18,754	236
	Laobaixing Pharmacy Chain JSC Class A	48,160	234
	Haisco Pharmaceutical Group Co. Ltd. Class A	105,000	233
	Shenzhen Infogem Technologies Co. Ltd. Class A	175,188	233
	Tibet Summit Resources Co. Ltd. Class A	79,600	233
*	Siasun Robot & Automation Co. Ltd. Class A	200,120	231
	Juewei Food Co. Ltd. Class A	34,894	231
[1,3]	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H	178,430	231
	Livzon Pharmaceutical Group Inc. Class A	45,600	229
	NanJi E-Commerce Co. Ltd. Class A	314,099	227
	Zhejiang HangKe Technology Inc. Co. Class A	34,502	227
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	842,160	226
	Tianshan Aluminum Group Co. Ltd. Class A	218,800	225
	Jiajiayue Group Co. Ltd. Class A	121,900	224
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	24,566	223
	Harbin Boshi Automation Co. Ltd. Class A	142,800	223
*	Suning Universal Co. Ltd. Class A	420,023	222
	Leo Group Co. Ltd. Class A	873,400	221
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	307,900	221
	Hytera Communications Corp. Ltd. Class A	316,800	220
	Eternal Asia Supply Chain Management Ltd. Class A	296,300	220

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Yixintang Pharmaceutical Group Co. Ltd. Class A	71,700	219
	Joyoung Co. Ltd. Class A	95,700	218
	ORG Technology Co. Ltd. Class A	296,500	218
	Wangsu Science & Technology Co. Ltd. Class A	300,300	217
	People.cn Co. Ltd. Class A	155,681	216
	Autohome Inc. Class A	29,824	215
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	225,000	214
	Juneyao Airlines Co. Ltd. Class A	114,366	211
	Shenzhen Huaqiang Industry Co. Ltd. Class A	124,300	211
	Chongqing Department Store Co. Ltd. Class A	50,200	211
	Shenzhen Goodix Technology Co. Ltd. Class A	24,666	209
	Zheshang Securities Co. Ltd. Class A	151,100	209
	Chinese Universe Publishing and Media Group Co. Ltd. Class A	135,800	209
	Levima Advanced Materials Corp. Class A	73,600	209
*	Montnets Cloud Technology Group Co. Ltd. Class A	155,700	208
	Beijing SL Pharmaceutical Co. Ltd. Class A	136,000	208
	Yango Group Co. Ltd. Class A	522,797	205
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	476,932	204
	All Winner Technology Co. Ltd. Class A	73,720	202
	Shenzhen Agricultural Products Group Co. Ltd. Class A	223,300	201
	China World Trade Center Co. Ltd. Class A	93,200	201
	Chinalin Securities Co. Ltd. Class A	96,800	201
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	410,300	200
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	112,000	199
		Shares	Market Value• ($000)
	Shaanxi International Trust Co. Ltd. Class A	446,000	197
	China International Marine Containers Group Co. Ltd. Class A	103,560	195
	Huapont Life Sciences Co. Ltd. Class A	257,600	194
	Caitong Securities Co. Ltd. Class A	181,480	194
	ADAMA Ltd. Class A	134,900	194
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	31,883	194
	North Huajin Chemical Industries Co. Ltd. Class A	215,896	192
*	Offcn Education Technology Co. Ltd. Class A	277,400	191
	Anhui Expressway Co. Ltd. Class A	174,900	191
	Luolai Lifestyle Technology Co. Ltd. Class A	100,800	191
	Taiji Computer Corp. Ltd. Class A	73,298	190
	Autobio Diagnostics Co. Ltd. Class A	27,300	189
[3]	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	257,236	189
	Central China Securities Co. Ltd. Class A	316,700	189
*	Huali Industrial Group Co. Ltd. Class A	18,100	188
	Camel Group Co. Ltd. Class A	148,270	186
	Weifu High-Technology Group Co. Ltd. Class A	60,600	185
*	Beijing Sanju Environmental Protection and New Material Co. Ltd. Class A	292,200	184
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	44,200	184
	Shanghai Shimao Co. Ltd. Class A	394,194	184
	Xiangcai Co. Ltd. Class A	182,700	184
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	156,497	182
	Bluestar Adisseo Co. Class A	133,700	181

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Holitech Technology Co. Ltd. Class A	399,600	179
	Zhejiang Wanliyang Co. Ltd. Class A	177,600	178
	China TransInfo Technology Co. Ltd. Class A	137,600	177
	Topsec Technologies Group Inc. Class A	127,000	177
	Shenzhen Expressway Corp. Ltd. Class A	126,300	177
	NSFOCUS Technologies Group Co. Ltd. Class A	128,395	176
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	96,700	176
	Chongqing Water Group Co. Ltd. Class A	213,400	176
	BGI Genomics Co. Ltd. Class A	18,391	175
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	108,472	174
*	Rockchip Electronics Co. Ltd. Class A	17,000	174
*	China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd. Class A	275,400	171
	Liuzhou Iron & Steel Co. Ltd. Class A	255,900	170
	An Hui Wenergy Co. Ltd. Class A	291,400	168
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	81,200	167
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	260,700	166
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	339,500	164
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	25,500	163
	Zhejiang Runtu Co. Ltd. Class A	137,405	162
	Maccura Biotechnology Co. Ltd. Class A	55,900	161
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	282,600	161
	Zhejiang Yasha Decoration Co. Ltd. Class A	228,011	160
		Shares	Market Value• ($000)
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	372,600	159
*	Hengtong Optic-electric Co. Ltd. Class A	104,700	159
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	338,000	158
*	Guangshen Railway Co. Ltd. Class A	505,300	158
	Zhejiang Huace Film & Television Co. Ltd. Class A	240,100	157
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	342,000	157
[2]	Fujian Longking Co. Ltd. Class A	119,900	156
	Luenmei Quantum Co. Ltd. Class A	152,800	156
*	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	219,600	155
	Guangdong South New Media Co. Ltd. Class A	29,300	155
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	203,400	153
	Deppon Logistics Co. Ltd. Class A	73,700	153
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	55,700	153
	Suzhou Anjie Technology Co. Ltd. Class A	77,100	151
	Keboda Technology Co. Ltd. Class A	24,000	151
*	Youzu Interactive Co. Ltd. Class A	108,800	150
	Shanghai Environment Group Co. Ltd. Class A	102,800	149
*	Jinmao Property Services Co. Ltd.	195,554	146
*	Beijing Ultrapower Software Co. Ltd. Class A	254,000	144
	Shanghai AJ Group Co. Ltd. Class A	161,633	144
	Guangdong Electric Power Development Co. Ltd. Class A	220,800	143
	Betta Pharmaceuticals Co. Ltd. Class A	21,800	141
*,1	Zhihu Inc. ADR	91,202	141
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	139,100	139
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	34,704	138

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	174,300	137
	Zhejiang Semir Garment Co. Ltd. Class A	138,900	137
	Transfar Zhilian Co. Ltd. Class A	144,000	137
	Visual China Group Co. Ltd. Class A	75,600	136
	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	188,500	134
	Blue Sail Medical Co. Ltd. Class A	99,100	133
	Toly Bread Co. Ltd. Class A	63,879	132
	Shandong Publishing & Media Co. Ltd. Class A	145,100	130
	Guangxi Liugong Machinery Co. Ltd. Class A	139,600	129
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class A	74,800	129
	Huazhu Group Ltd.	41,120	129
	Shenzhen Kinwong Electronic Co. Ltd. Class A	39,340	122
[1]	Maanshan Iron & Steel Co. Ltd. Class H	296,000	116
	Opple Lighting Co. Ltd. Class A	47,874	116
	Digital China Information Service Co. Ltd. Class A	72,800	116
	Xinfengming Group Co. Ltd. Class A	81,300	116
	Greattown Holdings Ltd. Class A	241,500	116
	KingClean Electric Co. Ltd. Class A	35,714	110
	China Merchants Port Group Co. Ltd. Class A	48,600	106
	JL Mag Rare-Earth Co. Ltd. Class A	26,600	105
	Anker Innovations Technology Co. Ltd. Class A	12,000	103
	Lakala Payment Co. Ltd. Class A	37,800	102
	Double Medical Technology Inc. Class A	19,400	100
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	49,600	99
	Huabao Flavours & Fragrances Co. Ltd. Class A	29,400	97
		Shares	Market Value• ($000)
*	Alpha Group Class A	166,500	93
	Shenzhen Aisidi Co. Ltd. Class A	83,700	91
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	37,660	88
	Winner Medical Co. Ltd. Class A	10,200	88
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	22,700	84
	Jiangxi Bank Co. Ltd. Class H	501,000	83
	Xiamen Intretech Inc. Class A	26,180	81
*	Red Star Macalline Group Corp. Ltd. Class A	107,580	81
	Sichuan Teway Food Group Co. Ltd. Class A	24,960	79
	Autel Intelligent Technology Corp. Ltd. Class A	18,295	78
	Jiangling Motors Corp. Ltd. Class B	105,836	77
*	Yatsen Holding Ltd. ADR	125,182	77
	Qingdao Hanhe Cable Co. Ltd. Class A	139,900	75
	Hangzhou Lion Electronics Co. Ltd. Class A	9,620	75
	Jiangling Motors Corp. Ltd. Class A	37,254	65
	China West Construction Group Co. Ltd. Class A	50,600	60
	Three Squirrels Inc. Class A	18,000	60
	Jointo Energy Investment Co. Ltd. Hebei Class A	86,600	54
	Shandong Chenming Paper Holdings Ltd. Class A	61,800	49
	Contec Medical Systems Co. Ltd. Class A	11,700	47
	Bengang Steel Plates Co. Ltd. Class A	60,500	37
	CSG Holding Co. Ltd. Class A	30,500	26
*,2	Tianhe Chemicals Group Ltd.	3,538,329	—
			4,065,872
Colombia (0.1%)
	Bancolombia SA ADR	239,951	9,303
	Ecopetrol SA	5,845,448	4,735
	Bancolombia SA	473,052	4,640

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Interconexion Electrica SA ESP	816,149	4,487
[1]	Ecopetrol SA ADR	186,482	3,027
	Grupo de Inversiones Suramericana SA	292,778	2,966
	Grupo Aval Acciones y Valores SA Preference Shares	7,479,782	1,606
	Cementos Argos SA	957,931	1,453
	Grupo De Inversiones Suramericana SA Preference Shares	153,364	849
*	Bac Holding International Co.	7,479,782	543
	Bancolombia SA Preference Shares	11,063	107
	Cementos Argos SA Preference Shares	105,809	105
	Grupo Aval Acciones y Valores SA ADR	21,896	92
			33,913
Czech Republic (0.0%)
	CEZ A/S	323,528	13,868
	Komercni banka A/S	138,121	4,536
[3]	Moneta Money Bank A/S	654,416	2,450
			20,854
Denmark (1.6%)
	Novo Nordisk A/S Class B	3,075,684	351,324
	DSV A/S	378,039	61,980
	Vestas Wind Systems A/S	1,961,318	50,016
[3]	Orsted A/S	366,675	40,565
*	Genmab A/S	115,339	40,558
	Coloplast A/S Class B	258,716	34,856
	AP Moller - Maersk A/S Class B	10,202	29,527
	Novozymes A/S Class B	387,128	26,987
	AP Moller - Maersk A/S Class A	8,799	24,907
	Carlsberg A/S Class B	186,983	23,753
	Danske Bank A/S	1,271,539	19,504
	Pandora A/S	188,052	16,512
	Chr Hansen Holding A/S	201,637	15,709
	Tryg A/S	573,576	13,638
	GN Store Nord A/S	255,136	9,575
*	Demant A/S	196,108	8,618
	Royal Unibrew A/S	92,876	8,005
	SimCorp A/S	72,417	5,070
[1]	Ambu A/S Class B	333,659	4,392
	ROCKWOOL International A/S Class B	11,553	3,231
	H Lundbeck A/S	111,861	2,564
			791,291
		Shares	Market Value• ($000)
Egypt (0.0%)
	Commercial International Bank Egypt SAE	3,263,478	7,879
	Egypt Kuwait Holding Co. SAE	1,319,934	1,680
	Eastern Co. SAE	1,778,143	1,035
	Egypt Kuwait Holding Co. SAE (XCAI)	554,619	713
	ElSewedy Electric Co.	1,436,275	607
	Telecom Egypt Co.	582,348	515
*	Fawry for Banking & Payment Technology Services SAE	1,201,697	301
*	Fawry For Banking & Payment TE Rights Exp. 5/11/22	1,126,170	234
			12,964
Finland (0.8%)
	Nokia OYJ	10,929,664	55,414
	Nordea Bank Abp	5,225,418	52,098
	Sampo OYJ Class A	976,487	47,416
	Kone OYJ Class B	755,909	36,342
	UPM-Kymmene OYJ	1,024,902	35,454
	Neste OYJ	811,201	34,807
	Stora Enso OYJ Class R	1,122,934	22,099
	Nordea Bank Abp (XHEL)	1,910,952	19,065
	Elisa OYJ	279,296	16,373
	Fortum OYJ	842,886	14,014
	Kesko OYJ Class B	532,062	13,395
	Metso Outotec OYJ	1,181,894	10,064
	Valmet OYJ	324,115	8,680
	Orion OYJ Class B	205,341	8,054
	Wartsila OYJ Abp	954,327	7,663
	Kojamo OYJ	364,741	7,256
	Huhtamaki OYJ	173,969	6,576
	Nokian Renkaat OYJ	268,447	3,605
			398,375
France (6.5%)
	LVMH Moet Hennessy Louis Vuitton SE	482,728	312,390
	TotalEnergies SE	4,573,745	224,585
	Sanofi	2,099,784	221,937
	Schneider Electric SE	1,028,441	147,550
	Airbus SE	1,079,366	118,160
	BNP Paribas SA	2,066,329	107,142
	L'Oreal SA Loyalty Shares	290,348	105,632
	AXA SA	3,690,944	97,644
	EssilorLuxottica SA	571,142	97,236
	Air Liquide SA Loyalty Shares	560,609	96,990
	Vinci SA	971,034	94,223
	Pernod Ricard SA	404,765	83,537
	Kering SA	142,239	75,681
	Hermes International	59,917	73,881
	Safran SA	675,751	72,575

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Danone SA	1,159,206	70,099
	Capgemini SE	303,927	61,873
	Dassault Systemes SE	1,283,038	56,742
	Cie de Saint-Gobain	925,189	53,974
	Air Liquide SA (XPAR)	283,829	49,105
	Legrand SA	522,094	46,265
	STMicroelectronics NV	1,230,147	45,450
	L'Oreal SA (XPAR)	124,317	45,228
	Orange SA	3,702,642	44,081
	Cie Generale des Etablissements Michelin SCA	337,595	41,815
	Teleperformance	113,098	40,592
	Societe Generale SA	1,484,602	35,681
	Veolia Environnement SA	1,197,033	34,925
	Publicis Groupe SA	443,967	26,654
	Carrefour SA	1,209,882	25,659
	Thales SA	197,490	25,284
	Credit Agricole SA	2,299,124	24,826
	Edenred	482,210	24,218
	Engie SA Loyalty Shares	1,983,397	23,405
	Eurofins Scientific SE	236,923	22,019
	L'Oreal SA	57,973	21,091
*,3	Worldline SA	474,722	18,678
	Getlink SE	901,407	16,495
	Bureau Veritas SA	560,896	16,113
	Vivendi SE	1,368,810	15,722
	Sartorius Stedim Biotech	46,891	15,344
	Arkema SA	126,989	14,470
	Eiffage SA	145,624	14,380
	Bouygues SA	407,245	14,002
[3]	Euronext NV	159,716	12,797
	Alstom SA	575,590	12,652
*	Rexel SA	596,822	12,226
	Engie SA (XPAR)	1,025,321	12,099
*	Accor SA	366,700	12,047
	Gecina SA	101,767	11,464
	Remy Cointreau SA	47,334	9,383
	Bollore SE	1,937,345	9,040
	Klepierre SA	362,457	8,676
*	Renault SA	353,412	8,635
	SCOR SE	305,167	8,628
*	Ubisoft Entertainment SA	188,809	8,537
	Valeo	467,892	8,507
	BioMerieux	83,029	7,904
*	Aeroports de Paris	55,829	7,897
*	SOITEC	41,715	7,473
	Dassault Aviation SA	44,500	7,467
	Covivio	100,382	7,149
	Ipsen SA	67,497	6,997
	EDF Loyalty Shares 2024	739,809	6,726
[3]	Amundi SA	108,831	6,544
[3]	La Francaise des Jeux SAEM	170,074	6,351
	CNP Assurances	276,884	6,084
*	Air Liquide SA	32,837	5,681
	Sodexo SA ACT Loyalty Shares	71,094	5,348
		Shares	Market Value• ($000)
	Wendel SE	50,833	5,065
	Atos SE	185,606	4,522
	Faurecia SE (XPAR)	203,015	4,413
	SEB SA Loyalty Shares	36,167	4,343
	Sodexo SA (XPAR)	57,367	4,315
	Eurazeo SA	54,926	4,220
	Electricite de France SA (XPAR)	441,163	4,011
	ICADE	64,565	3,855
	Air Liquide	21,364	3,696
	Orpea SA	93,567	3,346
	Sodexo SA Loyalty Shares 2025	38,129	2,868
*	JCDecaux SA	132,472	2,777
	SEB SA (XPAR)	19,021	2,284
	Eurazeo SE	27,374	2,103
[3]	ALD SA	149,338	2,031
*,3	Neoen SA (XPAR)	50,727	2,027
	Cie Plastic Omnium SA	101,050	1,636
	Engie SA	122,657	1,447
	Engie SA Prime Fidelite 2023	95,379	1,125
	Faurecia SE	27,154	595
	Cie de L'Odet SE	367	423
	Sodexo SA	5,047	380
*	Seb SA	2,241	269
	SEB SA Loyalty Shares 2023	1,260	151
*	Eurazeo SE (XPAR)	1,811	139
			3,151,706
Germany (5.0%)
	SAP SE	2,141,629	217,046
	Siemens AG (Registered)	1,454,393	178,825
	Allianz SE (Registered)	785,312	177,193
	Bayer AG (Registered)	1,903,316	125,374
	Deutsche Telekom AG (Registered)	6,486,959	119,497
	Mercedes-Benz Group AG	1,624,745	113,409
	BASF SE	1,765,077	92,954
	Deutsche Post AG (Registered)	1,896,744	81,034
	Infineon Technologies AG	2,537,665	72,027
	adidas AG	356,068	71,804
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	269,598	64,202
	Deutsche Boerse AG	356,892	62,133
	Vonovia SE	1,504,005	59,921
	Volkswagen AG Preference Shares	358,727	55,555
	Bayerische Motoren Werke AG	631,701	51,588
	RWE AG	1,233,475	51,213
	Merck KGaA	250,854	46,540
	E.ON SE	4,236,136	44,085
*	Deutsche Bank AG (Registered)	3,962,855	39,626

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Symrise AG Class A	246,801	29,368
[3]	Siemens Healthineers AG	535,532	28,635
	Fresenius SE & Co. KGaA	788,529	27,873
	Porsche Automobil Holding SE Preference Shares	297,998	24,579
	Fresenius Medical Care AG & Co. KGaA	391,986	24,376
	Brenntag SE	302,201	23,319
*	Daimler Truck Holding AG	817,434	21,985
	Henkel AG & Co. KGaA Preference Shares	335,593	21,549
	MTU Aero Engines AG	105,129	21,201
*	QIAGEN NV	432,139	19,929
	Beiersdorf AG	193,789	19,464
	Rheinmetall AG	85,548	19,285
	Sartorius AG Preference Shares	48,676	18,250
	Hannover Rueck SE	116,489	18,106
*,3	Zalando SE	424,596	16,706
	Siemens Energy AG	818,947	15,775
	HeidelbergCement AG	269,791	15,542
[3]	Covestro AG	352,932	15,196
	LEG Immobilien SE (XETR)	142,864	14,648
	Puma SE	195,259	14,367
*	Continental AG	208,542	14,294
*	HelloFresh SE	319,333	13,461
*	Commerzbank AG	2,014,782	13,153
	Henkel AG & Co. KGaA	202,844	12,873
*,3	Delivery Hero SE	365,167	12,837
	GEA Group AG	324,054	12,614
	Volkswagen AG	57,305	12,427
	Aroundtown SA	2,277,942	11,455
[3]	Scout24 SE	157,037	9,932
	Evonik Industries AG	377,014	9,861
	Knorr-Bremse AG	129,947	9,267
*,1	Deutsche Lufthansa AG (Registered)	1,198,987	8,920
	Carl Zeiss Meditec AG (Bearer)	69,754	8,761
	KION Group AG	154,450	8,591
	Nemetschek SE	106,572	8,457
*	CTS Eventim AG & Co. KGaA	112,519	7,723
	Bayerische Motoren Werke AG Preference Shares	100,369	7,394
*	thyssenkrupp AG	945,798	7,253
*	Evotec SE	295,269	7,189
	Bechtle AG	154,422	7,136
	United Internet AG (Registered)	217,618	7,001
	LANXESS AG	171,577	6,633
	Vantage Towers AG	159,615	5,427
*	Sixt SE	38,360	4,987
		Shares	Market Value• ($000)
	Uniper SE	180,633	4,643
	FUCHS PETROLUB SE Preference Shares	144,191	4,548
	Wacker Chemie AG	27,992	4,442
	Talanx AG	101,701	4,229
	Rational AG	6,295	3,840
	Telefonica Deutschland Holding AG	1,271,587	3,824
*	Fraport AG Frankfurt Airport Services Worldwide	66,943	3,577
	RTL Group SA	68,363	3,555
	Deutsche Wohnen SE	85,724	2,455
[1]	Varta AG	26,228	2,454
	Fielmann AG	47,968	2,425
[1]	Hella GmbH & Co. KGaA	36,939	2,332
	HOCHTIEF AG	36,378	2,202
*	METRO AG	243,769	2,141
[3]	DWS Group GmbH & Co. KGaA	62,429	2,055
*	SUSE SA	60,626	1,965
	1&1 AG	88,732	1,870
*,3	Auto1 Group SE	174,312	1,825
	FUCHS PETROLUB SE	60,009	1,600
	Traton SE	88,213	1,470
	Sartorius AG	3,919	1,300
			2,420,577
Greece (0.1%)
	Hellenic Telecommunications Organization SA	454,934	8,752
	OPAP SA	384,724	5,703
*	Eurobank Ergasias Services and Holdings SA	4,785,957	4,946
*	Alpha Services and Holdings SA	4,002,879	4,506
*	National Bank of Greece SA	1,076,630	4,270
	Mytilineos SA	209,346	3,877
	JUMBO SA	233,461	3,784
*	Public Power Corp. SA	366,169	2,932
*	Piraeus Financial Holdings SA	1,276,567	1,843
	Terna Energy SA	89,106	1,665
	Motor Oil Hellas Corinth Refineries SA	103,905	1,644
	Hellenic Petroleum SA	106,801	807
*,2	FF Group	60,219	305
			45,034
Hong Kong (2.0%)
	AIA Group Ltd.	23,416,411	230,037
	Hong Kong Exchanges & Clearing Ltd.	2,463,655	104,506
	CK Hutchison Holdings Ltd.	5,217,099	36,613
	Link REIT	4,079,425	35,237

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Techtronic Industries Co. Ltd.	2,439,274	32,560
	Sun Hung Kai Properties Ltd.	2,744,994	31,614
	CLP Holdings Ltd.	3,184,371	31,074
	CK Asset Holdings Ltd.	3,907,438	26,489
	BOC Hong Kong Holdings Ltd.	7,013,030	25,386
	Hang Seng Bank Ltd.	1,413,737	25,031
	Galaxy Entertainment Group Ltd.	4,222,061	24,092
	Hong Kong & China Gas Co. Ltd.	21,090,110	23,261
	Jardine Matheson Holdings Ltd.	396,232	20,988
	Power Assets Holdings Ltd.	2,715,904	18,275
*	BeiGene Ltd.	1,252,200	15,703
	Wharf Real Estate Investment Co. Ltd.	3,201,420	15,087
	Lenovo Group Ltd.	14,796,809	14,368
	MTR Corp. Ltd.	2,691,672	14,301
*,3	ESR Cayman Ltd.	3,795,514	11,522
	Hongkong Land Holdings Ltd.	2,283,654	10,653
*	Sands China Ltd.	4,719,504	10,403
	Henderson Land Development Co. Ltd.	2,557,302	10,342
	New World Development Co. Ltd.	2,679,554	10,249
	Want Want China Holdings Ltd.	10,800,807	9,749
[3]	WH Group Ltd.	13,853,002	9,567
	Sino Land Co. Ltd.	6,960,520	9,200
	Xinyi Glass Holdings Ltd.	4,003,583	8,859
[3]	Budweiser Brewing Co. APAC Ltd.	3,331,733	8,290
	CK Infrastructure Holdings Ltd.	1,221,059	8,210
	Hang Lung Properties Ltd.	4,055,140	7,756
	SITC International Holdings Co. Ltd.	2,325,534	7,731
	Wharf Holdings Ltd.	2,547,643	7,464
	Tingyi Cayman Islands Holding Corp.	3,850,367	7,027
	Orient Overseas International Ltd.	230,000	6,347
	ASM Pacific Technology Ltd.	614,200	6,190
	PRADA SpA	969,035	6,029
	Swire Pacific Ltd. Class A	1,032,852	5,883
	Chow Tai Fook Jewellery Group Ltd.	3,287,497	5,512
*,3	Samsonite International SA	2,407,303	5,276
	Swire Properties Ltd.	2,167,292	5,194
		Shares	Market Value• ($000)
	PCCW Ltd.	7,761,776	4,397
	Bank of East Asia Ltd.	2,390,652	3,537
	Hysan Development Co. Ltd.	1,139,877	3,354
[1]	AAC Technologies Holdings Inc.	1,397,337	3,264
	Hang Lung Group Ltd.	1,630,040	3,183
	Minth Group Ltd.	1,307,714	3,081
	Kerry Properties Ltd.	1,104,233	2,986
[3]	BOC Aviation Ltd.	380,126	2,982
[1]	Vitasoy International Holdings Ltd.	1,492,957	2,707
	Man Wah Holdings Ltd.	2,854,853	2,672
	L'Occitane International SA	852,105	2,671
*	HUTCHMED China Ltd.	815,500	2,617
	NWS Holdings Ltd.	2,735,079	2,476
	NagaCorp Ltd.	2,770,788	2,476
	VTech Holdings Ltd.	301,620	2,134
*	MMG Ltd.	4,671,627	1,970
*	Yue Yuen Industrial Holdings Ltd.	1,308,824	1,925
	Uni-President China Holdings Ltd.	2,110,604	1,849
*	Cathay Pacific Airways Ltd.	1,799,730	1,798
	Microport Scientific Corp.	894,274	1,758
	First Pacific Co. Ltd.	4,265,139	1,720
*,1	Wynn Macau Ltd.	2,706,120	1,662
	Champion REIT	3,749,530	1,642
	United Energy Group Ltd.	13,790,205	1,622
	Swire Pacific Ltd. Class B	1,666,088	1,571
*	Shangri-La Asia Ltd.	2,026,616	1,534
	Dairy Farm International Holdings Ltd.	565,514	1,527
*	SJM Holdings Ltd.	3,460,915	1,454
	Kerry Logistics Network Ltd.	630,465	1,450
[3]	Js Global Lifestyle Co. Ltd.	1,189,591	1,411
	Lee & Man Paper Manufacturing Ltd.	2,624,583	1,255
[1]	Vinda International Holdings Ltd.	469,842	1,133
*	Melco International Development Ltd.	1,412,675	1,115
	Towngas Smart Energy Co. Ltd.	2,049,307	1,012
[1]	Huabao International Holdings Ltd.	1,813,849	990
	Cafe de Coral Holdings Ltd.	586,419	921
	Shui On Land Ltd.	6,392,076	905
	Nexteer Automotive Group Ltd.	1,494,541	844
*	China Travel International Investment Hong Kong Ltd.	4,636,794	837

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*,1	MGM China Holdings Ltd.	1,311,723	751
	Dah Sing Financial Holdings Ltd.	253,449	737
	Johnson Electric Holdings Ltd.	640,643	727
	Haitong International Securities Group Ltd.	4,497,047	712
*	FIH Mobile Ltd.	5,543,303	688
*	Shun Tak Holdings Ltd.	3,237,139	656
	Dah Sing Banking Group Ltd.	642,105	540
	Guotai Junan International Holdings Ltd.	4,476,212	486
*	Lifestyle International Holdings Ltd.	837,820	403
*	China Com Rich Rene Ene Invest	14,742,000	403
	Hutchison Telecommunications Hong Kong Holdings Ltd.	2,098,363	350
*,1,3	FIT Hon Teng Ltd.	2,639,242	336
*,2	Brightoil	3,241,567	83
*,2	Huishan Dairy	5,503,795	—
*	DFZQ Rights Exp. 5/20/22	486,873	—
			987,389
Hungary (0.1%)
*	OTP Bank Nyrt	453,088	13,515
	MOL Hungarian Oil & Gas plc	612,262	5,192
	Richter Gedeon Nyrt	259,524	5,178
	Magyar Telekom Telecommunications plc	694,052	751
			24,636
India (4.2%)
	Reliance Industries Ltd.	3,696,437	133,931
	Housing Development Finance Corp. Ltd.	3,371,638	97,278
[3]	Reliance Industries Ltd. GDR	1,334,949	95,462
	Tata Consultancy Services Ltd.	1,949,222	89,836
	Infosys Ltd. ADR	4,115,498	81,775
	Infosys Ltd.	2,987,352	60,545
	Hindustan Unilever Ltd.	1,708,453	49,637
*	Bharti Airtel Ltd (XNSE)	4,391,333	42,145
*	Axis Bank Ltd.	4,396,198	41,441
	Bajaj Finance Ltd.	449,601	38,757
	Asian Paints Ltd.	866,654	36,531
	Larsen & Toubro Ltd.	1,320,795	29,028
	ICICI Bank Ltd.	2,997,148	28,812
	HCL Technologies Ltd.	2,053,567	28,763
*	Adani Green Energy Ltd.	759,985	28,440
		Shares	Market Value• ($000)
	Maruti Suzuki India Ltd.	255,114	25,551
	Titan Co. Ltd.	800,327	25,537
	Tata Steel Ltd.	1,544,381	25,357
	Sun Pharmaceutical Industries Ltd.	2,088,707	25,248
	Mahindra & Mahindra Ltd.	1,790,798	21,454
	ITC Ltd.	5,798,258	19,543
*	Tata Motors Ltd.	3,384,173	19,151
	UltraTech Cement Ltd.	219,853	18,934
	Tech Mahindra Ltd.	1,145,004	18,700
	JSW Steel Ltd.	1,933,488	18,198
	Power Grid Corp. of India Ltd.	6,049,111	17,926
	State Bank of India GDR (Registered)	282,026	17,924
*	Adani Transmission Ltd.	480,336	17,370
	NTPC Ltd.	8,506,017	17,265
	Adani Total Gas Ltd.	540,211	17,163
	Hindalco Industries Ltd.	2,705,351	16,843
	Adani Ports & Special Economic Zone Ltd.	1,495,145	16,610
	Nestle India Ltd.	69,414	16,550
	Grasim Industries Ltd.	734,952	16,150
	Adani Enterprises Ltd.	505,444	15,302
*,3	Avenue Supermarts Ltd.	285,366	14,618
	Oil & Natural Gas Corp. Ltd.	7,015,624	14,539
[3]	HDFC Life Insurance Co. Ltd.	1,873,461	14,205
	Divi's Laboratories Ltd.	241,620	14,144
	Bajaj Finserv Ltd.	72,927	14,055
	Cipla Ltd.	969,506	12,374
	Vedanta Ltd.	2,349,023	12,357
	Tata Consumer Products Ltd.	1,151,126	12,334
	Tata Power Co. Ltd.	3,874,243	12,139
[3]	SBI Life Insurance Co. Ltd.	803,803	11,545
	UPL Ltd.	1,040,426	11,109
	Apollo Hospitals Enterprise Ltd.	191,328	11,079
	Wipro Ltd. ADR	1,669,119	10,749
	Britannia Industries Ltd.	229,158	9,780
	Bharat Petroleum Corp. Ltd.	2,027,690	9,542
	Pidilite Industries Ltd.	293,794	9,287
	Indian Oil Corp. Ltd.	5,648,602	9,215
	Coal India Ltd.	3,806,570	9,026
	Eicher Motors Ltd.	260,888	8,900
	Info Edge India Ltd.	146,511	8,829
	SRF Ltd.	270,130	8,785
	Shree Cement Ltd.	25,813	8,685
	Dr. Reddy's Laboratories Ltd.	160,957	8,669
	Hero MotoCorp Ltd.	255,630	8,304
	Havells India Ltd.	462,866	7,891

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
[3]	ICICI Lombard General Insurance Co. Ltd.	463,846	7,710
	Dabur India Ltd.	1,008,689	7,302
	Cholamandalam Investment and Finance Co. Ltd.	760,802	7,286
*	Godrej Consumer Products Ltd.	706,993	7,170
	Gail India Ltd.	3,464,308	7,162
	Voltas Ltd.	436,560	7,155
	Marico Ltd.	991,441	6,739
[3]	Bandhan Bank Ltd.	1,552,842	6,734
	Piramal Enterprises Ltd.	239,710	6,714
	SBI Cards & Payment Services Ltd.	610,492	6,585
	Bajaj Auto Ltd.	134,792	6,542
*	Indus Towers Ltd.	2,401,954	6,530
	Ambuja Cements Ltd.	1,343,432	6,500
*	Adani Power Ltd.	1,777,237	6,411
	Bharat Electronics Ltd.	2,042,578	6,322
	Page Industries Ltd.	10,657	6,319
	Tata Elxsi Ltd.	63,024	6,312
*	United Spirits Ltd.	558,512	6,262
	Mphasis Ltd.	166,939	6,130
	Shriram Transport Finance Co. Ltd.	381,144	5,920
	Trent Ltd.	357,323	5,682
	Embassy Office Parks REIT	1,126,028	5,653
	Wipro Ltd.	845,819	5,557
*,3	AU Small Finance Bank Ltd.	300,544	5,413
	DLF Ltd.	1,115,395	5,374
	Colgate-Palmolive India Ltd.	247,806	5,348
	Jindal Steel & Power Ltd.	765,210	5,336
[3]	Larsen & Toubro Infotech Ltd.	83,000	5,196
	PI Industries Ltd.	138,419	5,121
	Zee Entertainment Enterprises Ltd.	1,587,937	5,098
[3]	Laurus Labs Ltd.	672,330	5,089
	Motherson Sumi Systems Ltd.	2,786,521	4,977
	Hindustan Petroleum Corp. Ltd.	1,412,586	4,965
*	Max Healthcare Institute Ltd.	905,478	4,873
	ACC Ltd.	160,782	4,864
	MRF Ltd.	5,136	4,858
	Indian Railway Catering & Tourism Corp. Ltd.	502,549	4,837
[3]	ICICI Prudential Life Insurance Co. Ltd.	706,251	4,823
	Astral Ltd. (XNSE)	170,386	4,763
	Jubilant Foodworks Ltd.	672,685	4,750
	Siemens Ltd.	160,477	4,729
	Persistent Systems Ltd.	83,030	4,654
		Shares	Market Value• ($000)
*,3	InterGlobe Aviation Ltd.	191,943	4,623
	Tube Investments of India Ltd.	188,323	4,565
*	Max Financial Services Ltd.	462,364	4,559
	Ashok Leyland Ltd.	2,734,104	4,499
*	Yes Bank Ltd.	25,196,694	4,461
	Lupin Ltd.	457,875	4,438
	Petronet LNG Ltd.	1,660,607	4,402
	Container Corp. of India Ltd.	524,690	4,397
	Balkrishna Industries Ltd.	156,789	4,366
	Bharat Forge Ltd.	476,658	4,334
	State Bank of India	668,010	4,290
*	Biocon Ltd.	892,956	4,283
	Aurobindo Pharma Ltd.	500,747	4,094
	Berger Paints India Ltd.	436,083	4,089
	Deepak Nitrite Ltd.	135,228	4,065
	Aarti Industries Ltd.	351,618	4,054
	Dr Reddy's Laboratories Ltd. ADR	71,982	3,864
	Federal Bank Ltd.	3,078,711	3,822
	Mindtree Ltd.	81,189	3,715
	Varun Beverages Ltd.	262,535	3,707
[3]	HDFC Asset Management Co. Ltd.	134,679	3,566
	Power Finance Corp. Ltd.	2,262,093	3,461
*	Godrej Properties Ltd.	168,576	3,429
	Bajaj Holdings & Investment Ltd.	50,915	3,420
	LIC Housing Finance Ltd.	691,929	3,391
	Cummins India Ltd.	253,601	3,381
	Torrent Pharmaceuticals Ltd.	91,604	3,353
	Dixon Technologies India Ltd.	58,754	3,351
	Ipca Laboratories Ltd.	252,826	3,335
	TVS Motor Co. Ltd.	388,497	3,296
	Indraprastha Gas Ltd.	713,858	3,274
*	IDFC First Bank Ltd.	6,204,651	3,170
	Tata Communications Ltd.	219,253	3,118
	Dalmia Bharat Ltd.	155,990	3,081
	NMDC Ltd.	1,480,863	3,072
	REC Ltd.	1,839,223	3,037
	Bosch Ltd.	16,099	3,034
	Muthoot Finance Ltd.	183,785	3,014
*	Tata Motors Ltd. Class A	1,075,509	3,013
	JSW Energy Ltd.	712,761	2,962
*	Bank of Baroda	1,986,146	2,900
	Bata India Ltd.	112,282	2,846
	United Breweries Ltd.	136,493	2,826

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
[3]	Sona Blw Precision Forgings Ltd.	340,455	2,797
	Torrent Power Ltd.	399,972	2,775
	Mahindra & Mahindra Financial Services Ltd.	1,167,445	2,765
	ABB India Ltd.	100,008	2,727
*	Oberoi Realty Ltd.	217,960	2,715
	Coromandel International Ltd.	216,619	2,523
	Emami Ltd.	391,164	2,500
[3]	L&T Technology Services Ltd.	46,073	2,437
	Gujarat Gas Ltd.	385,181	2,418
	Steel Authority of India Ltd.	1,927,640	2,402
	Oracle Financial Services Software Ltd.	49,554	2,294
*	Zomato Ltd.	2,433,069	2,256
	Honeywell Automation India Ltd.	4,218	2,202
*	GMR Infrastructure Ltd.	4,499,830	2,194
	Rajesh Exports Ltd.	262,542	2,155
*	Canara Bank	723,297	2,152
	Cadila Healthcare Ltd.	455,431	2,089
	NIIT Technologies Ltd.	38,321	2,083
	Oil India Ltd.	697,842	2,061
[3]	Dr Lal PathLabs Ltd.	59,928	2,022
	NHPC Ltd.	4,547,046	1,963
*	Vodafone Idea Ltd.	15,937,069	1,955
	Alkem Laboratories Ltd.	44,909	1,904
*	Tata Teleservices Maharashtra Ltd.	1,003,654	1,866
*	L&T Finance Holdings Ltd.	1,634,811	1,857
	Hindustan Zinc Ltd.	442,937	1,850
	Minda Industries Ltd.	144,920	1,721
	Exide Industries Ltd.	846,098	1,681
	Kansai Nerolac Paints Ltd.	273,396	1,674
	Polycab India Ltd.	51,358	1,658
	Bayer CropScience Ltd.	27,257	1,652
*	Bharat Heavy Electricals Ltd.	2,386,472	1,626
	GlaxoSmithKline Pharmaceuticals Ltd.	78,928	1,613
	Glenmark Pharmaceuticals Ltd.	275,961	1,579
*	Aditya Birla Capital Ltd.	953,912	1,493
*	3M India Ltd.	5,542	1,441
	Castrol India Ltd.	1,021,106	1,439
*,3	RBL Bank Ltd.	902,847	1,403
	Indiabulls Housing Finance Ltd.	696,619	1,382
	Hindustan Aeronautics Ltd.	65,030	1,348
		Shares	Market Value• ($000)
	Relaxo Footwears Ltd.	89,933	1,263
*	Macrotech Developers Ltd.	94,902	1,244
*	Godrej Industries Ltd.	186,579	1,198
*	Punjab National Bank	2,618,900	1,191
[3]	Nippon Life India Asset Management Ltd.	285,006	1,172
	Whirlpool of India Ltd.	54,960	1,161
	Sun TV Network Ltd.	181,693	1,140
[3]	Indian Railway Finance Corp. Ltd.	3,882,149	1,127
	Gillette India Ltd.	15,680	1,078
*	Bank of India	1,544,535	962
*	Mangalore Refinery & Petrochemicals Ltd.	904,856	863
*,3	General Insurance Corp. of India	383,560	649
*	Union Bank of India	1,308,785	646
			2,039,405
Indonesia (0.5%)
	Bank Central Asia Tbk PT	93,736,243	52,574
	Bank Rakyat Indonesia Persero Tbk PT	126,515,103	42,153
	Telkom Indonesia Persero Tbk PT	91,262,324	29,054
	Bank Mandiri Persero Tbk PT	36,408,672	22,356
	Astra International Tbk PT	39,839,288	20,802
	Bank Negara Indonesia Persero Tbk PT	14,889,987	9,405
*	Elang Mahkota Teknologi Tbk PT	42,927,000	8,839
	United Tractors Tbk PT	2,829,212	5,904
	Adaro Energy Tbk PT	23,474,263	5,363
	Charoen Pokphand Indonesia Tbk PT	14,749,264	5,229
	Kalbe Farma Tbk PT	39,116,537	4,426
	Indofood Sukses Makmur Tbk PT	9,213,205	4,009
	Tower Bersama Infrastructure Tbk PT	18,286,225	3,797
	Sarana Menara Nusantara Tbk PT	47,442,500	3,303
	Unilever Indonesia Tbk PT	10,745,150	2,876
	Barito Pacific Tbk PT	45,990,700	2,687
	Indah Kiat Pulp & Paper Corp. Tbk PT	4,906,400	2,557
	Indocement Tunggal Prakarsa Tbk PT	3,374,698	2,432
	Semen Indonesia Persero Tbk PT	5,477,549	2,417

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Indofood CBP Sukses Makmur Tbk PT	4,138,884	2,177
	Bukit Asam Tbk PT	7,513,155	1,967
	Vale Indonesia Tbk PT	3,718,262	1,865
*	Perusahaan Gas Negara Persero Tbk PT	18,640,846	1,856
	Gudang Garam Tbk PT	838,686	1,775
	XL Axiata Tbk PT	6,719,650	1,479
*	Bumi Serpong Damai Tbk PT	16,988,240	1,126
	Hanjaya Mandala Sampoerna Tbk PT	15,846,300	1,060
*	Jasa Marga Persero Tbk PT	3,751,819	1,041
*	Smartfren Telecom Tbk PT	175,820,700	1,006
*	Surya Citra Media Tbk PT	51,650,895	906
	Mayora Indah Tbk PT	6,456,700	778
	Media Nusantara Citra Tbk PT	8,802,166	610
	Astra Agro Lestari Tbk PT	680,225	582
*	LEG Immobilien SE	4,904,900	533
	Bank Danamon Indonesia Tbk PT	1,024,127	173
			249,117
Ireland (0.1%)
	Kerry Group plc Class A	297,840	32,871
	Kingspan Group plc	294,260	27,392
	Glanbia plc (XDUB)	361,329	4,308
	AIB Group plc	1,439,511	3,127
*,2	Irish Bank Resolution Corp.	236,607	—
			67,698
Israel (0.5%)
	Bank Leumi Le-Israel BM	2,838,140	29,786
*	Nice Ltd.	123,276	25,633
	Bank Hapoalim BM	2,540,505	23,554
*	Teva Pharmaceutical Industries Ltd.	1,915,182	16,873
	ICL Group Ltd.	1,370,427	14,861
	Israel Discount Bank Ltd. Class A	2,323,690	13,725
	Elbit Systems Ltd.	49,094	10,657
*	Tower Semiconductor Ltd.	213,963	10,290
	Mizrahi Tefahot Bank Ltd.	270,946	10,022
*	Bezeq The Israeli Telecommunication Corp. Ltd.	4,191,974	6,645
	Azrieli Group Ltd.	68,685	5,900
*	Nova Ltd.	52,893	5,072
	Mivne Real Estate KD Ltd.	1,287,793	4,825
*	Israel Corp. Ltd.	7,340	4,124
	First International Bank of Israel Ltd.	97,062	4,076
		Shares	Market Value• ($000)
*	Enlight Renewable Energy Ltd.	1,674,014	3,591
	Alony Hetz Properties & Investments Ltd.	196,736	3,220
*	Airport City Ltd.	129,487	2,883
	Big Shopping Centers Ltd.	18,777	2,838
	Phoenix Holdings Ltd.	222,918	2,804
*	Paz Oil Co. Ltd.	17,613	2,730
*	Melisron Ltd.	32,243	2,615
	Harel Insurance Investments & Financial Services Ltd.	208,347	2,554
*	Shikun & Binui Ltd.	388,013	2,288
	Electra Ltd.	3,179	2,181
	Shufersal Ltd.	250,840	2,110
	Amot Investments Ltd.	275,678	2,093
	Strauss Group Ltd.	76,174	2,036
	Ashtrom Group Ltd.	68,981	1,924
	Shapir Engineering and Industry Ltd.	197,753	1,850
	Kenon Holdings Ltd.	30,319	1,732
	Fox Wizel Ltd.	11,320	1,664
*	OPC Energy Ltd.	138,748	1,526
	AFI Properties Ltd.	24,283	1,464
*	Camtek Ltd.	48,545	1,429
	Maytronics Ltd.	78,361	1,391
	Sapiens International Corp. NV	56,874	1,329
*	Fattal Holdings 1998 Ltd.	9,098	1,312
	Gav-Yam Lands Corp. Ltd.	115,304	1,269
	Gazit-Globe Ltd.	126,514	1,186
	Energix-Renewable Energies Ltd.	341,758	1,158
	Elco Ltd.	9,073	703
*	Teva Pharmaceutical Industries Ltd. ADR	14,374	125
			240,048
Italy (1.5%)
	Enel SpA	15,066,966	97,979
	Eni SpA	4,767,432	66,643
	Intesa Sanpaolo SpA	32,038,319	65,285
	Ferrari NV	239,134	50,351
	Assicurazioni Generali SpA	2,467,780	46,723
	UniCredit SpA	4,148,819	38,398
	Stellantis NV	2,190,951	29,415
	CNH Industrial NV	1,923,007	27,242
	Stellantis NV (XNYS)	1,726,792	23,232
	Snam SpA (MTAA)	4,223,314	23,163
*	Atlantia SpA	965,216	23,026
	Terna - Rete Elettrica Nazionale	2,756,882	22,485
	Moncler SpA	420,620	21,912
	Prysmian SpA	522,251	16,986
	FinecoBank Banca Fineco SpA	1,197,098	16,641
	EXOR NV	203,589	14,128

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Mediobanca Banca di Credito Finanziario SpA	1,374,799	13,779
*,3	Nexi SpA	1,363,910	13,377
	Davide Campari-Milano NV	981,878	11,079
	Tenaris SA	709,839	10,848
	Amplifon SpA	252,873	10,088
	Recordati Industria Chimica e Farmaceutica SpA	193,403	9,320
[3]	Poste Italiane SpA	851,097	8,340
*	Leonardo SpA	761,405	7,836
[3]	Infrastrutture Wireless Italiane SpA	694,514	7,411
	Telecom Italia SpA	22,320,167	6,518
	Reply SpA	42,268	6,223
	Italgas SpA	958,305	6,205
	Interpump Group SpA	151,593	6,129
	DiaSorin SpA	44,349	5,809
	Hera SpA	1,462,239	5,454
	A2A SpA	3,055,709	5,221
[3]	Pirelli & C SpA	944,162	4,679
	Banca Mediolanum SpA	471,933	3,426
	Buzzi Unicem SpA	179,992	3,333
	De' Longhi SpA	131,935	3,199
	Telecom Italia SpA Savings Shares	10,559,074	2,939
	Tenaris SA ADR	86,185	2,601
*	Iveco Group NV	376,888	2,217
	UnipolSai Assicurazioni SpA	602,122	1,694
			741,334
Japan (14.9%)
	Toyota Motor Corp.	23,483,135	402,353
	Sony Group Corp.	2,400,084	207,130
	Keyence Corp.	347,974	139,887
	Mitsubishi UFJ Financial Group Inc.	23,472,354	136,454
	Tokyo Electron Ltd.	287,036	121,114
	Shin-Etsu Chemical Co. Ltd.	772,197	106,127
	KDDI Corp.	3,191,724	105,693
	SoftBank Group Corp.	2,545,807	104,710
	Recruit Holdings Co. Ltd.	2,742,514	99,503
	Nintendo Co. Ltd.	204,465	93,316
	Daiichi Sankyo Co. Ltd.	3,646,669	91,819
	Honda Motor Co. Ltd.	3,273,413	86,102
	Hitachi Ltd.	1,794,736	85,118
	Takeda Pharmaceutical Co. Ltd.	2,843,255	82,501
	Daikin Industries Ltd.	516,431	78,920
	ITOCHU Corp.	2,599,528	78,456
	Mitsubishi Corp.	2,319,372	77,874
	Sumitomo Mitsui Financial Group Inc.	2,473,581	74,737
	Shares	Market Value• ($000)
Mitsui & Co. Ltd.	3,048,770	73,828
Hoya Corp.	689,809	68,458
Nippon Telegraph & Telephone Corp.	2,297,849	67,716
Tokio Marine Holdings Inc.	1,230,570	66,535
Murata Manufacturing Co. Ltd.	1,107,255	66,001
Seven & i Holdings Co. Ltd.	1,492,059	65,974
Softbank Corp.	5,192,439	60,429
Mizuho Financial Group Inc.	4,821,170	58,542
Nidec Corp.	898,169	58,066
FANUC Corp.	370,210	56,727
Oriental Land Co. Ltd.	362,737	54,871
Fujitsu Ltd.	362,439	54,782
Astellas Pharma Inc.	3,592,716	54,702
Denso Corp.	869,784	53,009
SMC Corp.	109,131	52,843
Fast Retailing Co. Ltd.	98,762	45,471
Canon Inc.	1,933,040	44,478
Central Japan Railway Co.	347,697	43,770
ORIX Corp.	2,343,521	42,743
Bridgestone Corp.	1,114,102	40,836
Mitsubishi Electric Corp.	3,844,226	40,266
Komatsu Ltd.	1,780,209	40,066
Japan Tobacco Inc.	2,281,075	38,805
Dai-ichi Life Holdings Inc.	1,927,025	38,587
Terumo Corp.	1,281,731	38,151
Mitsui Fudosan Co. Ltd.	1,797,685	38,100
Chugai Pharmaceutical Co. Ltd.	1,268,621	38,014
FUJIFILM Holdings Corp.	689,726	37,915
Panasonic Corp.	4,151,984	37,007
Kao Corp.	904,883	36,266
Olympus Corp.	2,050,779	36,096
East Japan Railway Co.	691,919	36,081
Kubota Corp.	2,110,970	35,863
Shiseido Co. Ltd.	756,384	35,755
Toshiba Corp.	819,385	34,028
Marubeni Corp.	3,027,527	33,047
Sumitomo Corp.	2,080,927	32,928
Mitsubishi Estate Co. Ltd.	2,233,883	32,540
Kyocera Corp.	597,521	31,374
Asahi Group Holdings Ltd.	823,050	31,023
Daiwa House Industry Co. Ltd.	1,250,729	30,068
Shionogi & Co. Ltd.	530,297	29,498
Japan Post Holdings Co. Ltd.	4,148,025	29,085
Shimano Inc.	155,360	27,527
Otsuka Holdings Co. Ltd.	810,400	27,231
Secom Co. Ltd.	380,173	26,747

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	MS&AD Insurance Group Holdings Inc.	896,448	26,685
	Unicharm Corp.	758,978	26,406
	Suzuki Motor Corp.	872,397	26,299
	Advantest Corp.	384,941	26,271
	M3 Inc.	821,111	26,221
	Bandai Namco Holdings Inc.	384,386	26,024
	Aeon Co. Ltd.	1,365,985	25,961
	Sompo Holdings Inc.	626,721	25,514
	Nippon Steel Corp.	1,570,640	24,940
	Ajinomoto Co. Inc.	944,786	24,547
	Sysmex Corp.	365,318	23,964
	NTT Data Corp.	1,224,409	22,576
	Eisai Co. Ltd.	515,874	22,467
	Nippon Yusen KK	310,748	22,419
	Nomura Holdings Inc.	5,751,980	22,148
	Sumitomo Mitsui Trust Holdings Inc.	704,898	21,878
	Kirin Holdings Co. Ltd.	1,498,414	21,843
	TDK Corp.	704,092	21,751
	Ono Pharmaceutical Co. Ltd.	844,482	21,695
	Omron Corp.	359,103	21,171
*	Renesas Electronics Corp.	1,937,756	20,691
	Sumitomo Realty & Development Co. Ltd.	773,190	20,512
	Inpex Corp.	1,722,598	20,496
	Sumitomo Metal Mining Co. Ltd.	463,746	20,338
	Kikkoman Corp.	359,073	20,180
	Z Holdings Corp.	5,132,022	20,147
	Lasertec Corp.	150,240	20,072
	Asahi Kasei Corp.	2,411,378	19,785
	NEC Corp.	507,584	19,692
	Sekisui House Ltd.	1,116,079	19,384
	ENEOS Holdings Inc.	5,508,024	19,381
	Nitto Denko Corp.	284,487	19,095
	Obic Co. Ltd.	128,569	18,995
	Mitsubishi Heavy Industries Ltd.	555,125	18,980
	Toyota Industries Corp.	309,804	18,581
	Resona Holdings Inc.	4,269,551	18,566
	Nexon Co. Ltd.	807,272	18,382
	Subaru Corp.	1,183,144	17,954
	Shimadzu Corp.	525,214	17,170
	Yaskawa Electric Corp.	502,159	17,051
	West Japan Railway Co.	447,849	16,624
	Sumitomo Electric Industries Ltd.	1,466,580	15,767
	Toyota Tsusho Corp.	436,987	15,700
	Tokyo Gas Co. Ltd.	806,692	15,452
	MINEBEA MITSUMI Inc.	800,856	15,365
	Japan Exchange Group Inc.	1,031,519	15,360
		Shares	Market Value• ($000)
	Nitori Holdings Co. Ltd.	148,994	15,328
	Nippon Paint Holdings Co. Ltd.	1,931,021	15,296
	Mitsubishi Chemical Holdings Corp.	2,502,378	15,259
	Dentsu Group Inc.	420,620	15,160
	Mitsui OSK Lines Ltd.	646,695	15,140
	Nippon Building Fund Inc.	2,891	15,008
*	Nissan Motor Co. Ltd.	3,711,699	14,860
	Nomura Research Institute Ltd.	523,938	14,815
	SG Holdings Co. Ltd.	823,925	14,520
	Daiwa Securities Group Inc.	2,908,002	14,252
	Makita Corp.	479,485	14,172
	Toray Industries Inc.	2,966,306	14,058
	MISUMI Group Inc.	549,544	13,779
	AGC Inc.	367,091	13,762
	Nissan Chemical Corp.	259,353	13,700
	Yakult Honsha Co. Ltd.	259,698	13,447
	T&D Holdings Inc.	1,043,459	13,409
	Osaka Gas Co. Ltd.	727,491	13,112
	Chubu Electric Power Co. Inc.	1,295,615	13,079
	MEIJI Holdings Co. Ltd.	262,053	13,063
	Daito Trust Construction Co. Ltd.	131,075	12,624
	Sumitomo Chemical Co. Ltd.	2,968,830	12,624
	Disco Corp.	51,479	12,600
	Trend Micro Inc.	221,190	12,333
	Yamaha Motor Co. Ltd.	595,584	12,296
	JFE Holdings Inc.	1,002,251	12,256
	Yamato Holdings Co. Ltd.	654,576	12,248
	Japan Real Estate Investment Corp.	2,492	12,061
	Idemitsu Kosan Co. Ltd.	457,543	12,059
	Pan Pacific International Holdings Corp.	784,005	12,006
	Kansai Electric Power Co. Inc.	1,364,201	11,959
	Nippon Prologis REIT Inc.	4,292	11,879
	Tokyu Corp.	962,510	11,770
	Isuzu Motors Ltd.	1,005,744	11,733
	Daifuku Co. Ltd.	190,288	11,701
	Yamaha Corp.	304,652	11,640
	Rohm Co. Ltd.	164,993	11,527
	Hamamatsu Photonics KK	255,412	11,428
	Konami Holdings Corp.	183,419	11,279
	Rakuten Group Inc.	1,579,238	11,102
	Hankyu Hanshin Holdings Inc.	420,025	11,085

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Dai Nippon Printing Co. Ltd.	521,369	10,896
	GLP J-REIT	8,068	10,887
	Nomura Real Estate Master Fund Inc.	8,639	10,847
	Fuji Electric Co. Ltd.	246,166	10,795
	SBI Holdings Inc.	471,553	10,547
	TIS Inc.	467,480	10,499
	Japan Metropolitan Fund Investment	13,145	10,448
	Kintetsu Group Holdings Co. Ltd.	359,081	10,295
*	Tokyo Electric Power Co. Holdings Inc.	2,974,486	10,267
	Kyowa Kirin Co. Ltd.	486,582	10,256
	Daiwa House REIT Investment Corp.	4,022	9,790
	Aisin Corp.	335,655	9,751
	Suntory Beverage & Food Ltd.	244,515	9,634
	TOTO Ltd.	284,292	9,580
	JSR Corp.	352,613	9,575
	Taiyo Yuden Co. Ltd.	242,850	9,541
	Kajima Corp.	853,887	9,516
	Nissin Foods Holdings Co. Ltd.	135,622	9,434
	Capcom Co. Ltd.	355,170	9,372
	Odakyu Electric Railway Co. Ltd.	609,700	9,233
	Sekisui Chemical Co. Ltd.	677,181	9,170
	Tobu Railway Co. Ltd.	402,286	9,043
	TOPPAN Inc.	540,807	8,939
	Ricoh Co. Ltd.	1,218,695	8,899
	Obayashi Corp.	1,272,523	8,751
	Lixil Corp.	496,876	8,739
	Keio Corp.	226,699	8,694
	Taisei Corp.	318,466	8,627
	Kawasaki Kisen Kaisha Ltd.	162,600	8,501
	Kobayashi Pharmaceutical Co. Ltd.	124,349	8,480
	BayCurrent Consulting Inc.	25,500	8,361
	Koito Manufacturing Co. Ltd.	224,326	8,232
	Toho Co. Ltd. (XTKS)	219,607	8,149
	Ebara Corp.	175,297	8,051
	Concordia Financial Group Ltd.	2,211,484	8,048
	Mazda Motor Corp.	1,127,592	8,007
	CyberAgent Inc.	757,168	7,999
	Ibiden Co. Ltd.	212,860	7,955
	NIPPON Experes Holding Inc.	135,681	7,955
	Mitsui Chemicals Inc.	347,954	7,950
	SUMCO Corp.	550,453	7,927
	MonotaRO Co. Ltd.	459,456	7,893
	Yokogawa Electric Corp.	488,593	7,789
	Hirose Electric Co. Ltd.	61,360	7,785
	Tosoh Corp.	560,542	7,740
	Azbil Corp.	254,610	7,730
	Shares	Market Value• ($000)
Brother Industries Ltd.	442,028	7,682
MatsukiyoCocokara & Co.	230,975	7,635
Seiko Epson Corp.	539,458	7,600
Oji Holdings Corp.	1,594,473	7,553
Asahi Intecc Co. Ltd.	387,167	7,482
Kurita Water Industries Ltd.	215,402	7,349
Nikon Corp.	652,999	7,338
Nisshin Seifun Group Inc.	528,204	7,041
Marui Group Co. Ltd.	404,263	6,960
USS Co. Ltd.	415,121	6,911
Keisei Electric Railway Co. Ltd.	281,531	6,903
Showa Denko KK	349,636	6,803
Chiba Bank Ltd.	1,177,246	6,785
Sojitz Corp.	444,305	6,775
Sega Sammy Holdings Inc.	378,468	6,706
Otsuka Corp.	203,841	6,680
Hulic Co. Ltd.	788,164	6,655
Orix JREIT Inc.	4,898	6,621
Nippon Shinyaku Co. Ltd.	97,413	6,588
Advance Residence Investment Corp.	2,403	6,580
NGK Insulators Ltd.	479,041	6,444
Hoshizaki Corp.	100,876	6,390
GMO Payment Gateway Inc.	76,035	6,379
Shizuoka Bank Ltd.	982,028	6,354
Nihon M&A Center Holdings Inc.	513,892	6,328
Nagoya Railroad Co. Ltd.	389,458	6,255
Kyushu Railway Co.	317,988	6,233
Persol Holdings Co. Ltd.	311,891	6,188
Bank of Kyoto Ltd.	141,467	6,163
NH Foods Ltd.	194,978	6,157
Square Enix Holdings Co. Ltd.	152,564	6,091
United Urban Investment Corp.	5,523	6,043
NGK Spark Plug Co. Ltd.	390,702	5,995
Kobe Bussan Co. Ltd.	244,588	5,963
Tokyu Fudosan Holdings Corp.	1,144,870	5,958
SCREEN Holdings Co. Ltd.	71,721	5,862
IHI Corp.	255,524	5,794
Fukuoka Financial Group Inc.	316,212	5,778
Santen Pharmaceutical Co. Ltd.	708,000	5,759
Japan Post Insurance Co. Ltd.	351,939	5,691
Kyushu Electric Power Co. Inc.	897,968	5,636
Kuraray Co. Ltd.	702,079	5,615
Toyo Suisan Kaisha Ltd.	180,241	5,565

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Japan Post Bank Co. Ltd.	733,187	5,531
	Kose Corp.	53,493	5,492
	Open House Co. Ltd.	139,583	5,401
	Asics Corp.	339,035	5,349
	Kansai Paint Co. Ltd.	388,402	5,349
	Mitsubishi HC Capital Inc. (XTKS)	1,185,933	5,336
	Tokyo Tatemono Co. Ltd.	374,621	5,282
	Kakaku.com Inc.	251,711	5,271
	Shimizu Corp.	1,004,334	5,266
	Hakuhodo DY Holdings Inc.	445,198	5,254
	Nomura Real Estate Holdings Inc.	214,919	5,237
	Isetan Mitsukoshi Holdings Ltd.	705,349	5,235
	Shinko Electric Industries Co. Ltd.	121,000	5,216
*	Hitachi Metals Ltd.	333,959	5,211
	Haseko Corp.	475,402	5,209
	Lion Corp.	504,370	5,197
	Skylark Holdings Co. Ltd.	436,564	5,180
*	ANA Holdings Inc.	270,734	5,104
	Industrial & Infrastructure Fund Investment Corp.	3,539	5,078
	TechnoPro Holdings Inc.	198,888	5,065
	Nabtesco Corp.	221,443	5,051
	Keikyu Corp.	501,246	5,049
	Hikari Tsushin Inc.	42,811	5,013
	Stanley Electric Co. Ltd.	289,140	4,986
	Japan Prime Realty Investment Corp.	1,642	4,981
	NSK Ltd.	882,958	4,886
	Mitsubishi Gas Chemical Co. Inc.	334,479	4,884
	Kawasaki Heavy Industries Ltd.	273,347	4,861
	Aozora Bank Ltd.	241,974	4,844
	Tohoku Electric Power Co. Inc.	870,180	4,840
	Alfresa Holdings Corp.	355,713	4,837
	Rohto Pharmaceutical Co. Ltd.	180,225	4,813
	Nippon Sanso Holdings Corp.	265,556	4,779
	Food & Life Cos. Ltd.	200,000	4,746
	NOF Corp.	124,350	4,667
	Electric Power Development Co. Ltd.	336,106	4,606
	Zensho Holdings Co. Ltd.	195,028	4,599
	Denka Co. Ltd.	171,341	4,593
	JGC Holdings Corp.	400,254	4,529
	Yamada Denki Co. Ltd.	1,515,417	4,525
	Amada Co. Ltd.	580,385	4,507
		Shares	Market Value• ($000)
	LaSalle Logiport REIT	3,316	4,486
	Medipal Holdings Corp.	271,957	4,479
*	Japan Airlines Co. Ltd.	271,165	4,477
	Sumitomo Heavy Industries Ltd.	211,101	4,467
	Casio Computer Co. Ltd.	429,708	4,456
	Hitachi Construction Machinery Co. Ltd.	195,339	4,423
	Air Water Inc.	332,214	4,409
	Sekisui House REIT Inc.	7,487	4,381
	Koei Tecmo Holdings Co. Ltd.	142,250	4,362
	Rinnai Corp.	67,816	4,335
	Ito En Ltd.	105,323	4,328
	COMSYS Holdings Corp.	207,289	4,304
	Suzuken Co. Ltd.	145,809	4,304
	ZOZO Inc.	204,856	4,289
	Nippon Accommodations Fund Inc.	862	4,246
	Japan Hotel REIT Investment Corp.	8,359	4,245
	THK Co. Ltd.	212,921	4,219
	Itochu Techno-Solutions Corp.	179,826	4,211
	Activia Properties Inc.	1,315	4,202
	Seibu Holdings Inc.	421,208	4,185
	Iida Group Holdings Co. Ltd.	263,011	4,183
	Ryohin Keikaku Co. Ltd.	464,846	4,178
	Keihan Holdings Co. Ltd.	195,835	4,177
	Toho Gas Co. Ltd.	176,168	4,133
*	Japan Airport Terminal Co. Ltd.	99,483	4,122
	Miura Co. Ltd.	193,650	4,045
	Kadokawa Corp.	160,800	4,031
	Mitsui Fudosan Logistics Park Inc.	936	4,013
	Hitachi Transport System Ltd.	61,046	4,007
	NET One Systems Co. Ltd.	166,656	3,977
	Hisamitsu Pharmaceutical Co. Inc.	143,696	3,937
	Sumitomo Forestry Co. Ltd.	257,270	3,936
	Japan Logistics Fund Inc.	1,604	3,915
	Tokyo Century Corp.	126,811	3,906
	Taiheiyo Cement Corp.	239,846	3,881
	Oracle Corp. Japan	60,351	3,878
	Chugoku Electric Power Co. Inc.	587,929	3,872
	Welcia Holdings Co. Ltd.	188,048	3,855
	Teijin Ltd.	356,558	3,810

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	SHIFT Inc.	20,000	3,790
	Tokyo Ohka Kogyo Co. Ltd.	69,578	3,781
	Taisho Pharmaceutical Holdings Co. Ltd.	95,178	3,749
	Iwatani Corp.	93,900	3,736
	SCSK Corp.	233,709	3,716
	Nankai Electric Railway Co. Ltd.	207,838	3,710
	Kagome Co. Ltd.	148,125	3,707
	Mitsui High-Tec Inc.	42,700	3,689
	Kenedix Office Investment Corp.	702	3,669
	Mitsubishi Materials Corp.	233,600	3,654
	Nichirei Corp.	198,020	3,636
	Cosmo Energy Holdings Co. Ltd.	146,226	3,633
	SHO-BOND Holdings Co. Ltd.	85,757	3,604
	Shimamura Co. Ltd.	40,267	3,571
	Dowa Holdings Co. Ltd.	83,714	3,561
	Anritsu Corp.	282,760	3,556
	Mebuki Financial Group Inc.	1,765,473	3,555
	Takeda Pharmaceutical Co. Ltd. ADR	241,817	3,516
	Tsuruha Holdings Inc.	68,251	3,488
	Horiba Ltd.	71,595	3,483
	Jeol Ltd.	77,500	3,480
	Pigeon Corp.	203,382	3,469
	Sohgo Security Services Co. Ltd.	124,744	3,465
	Ulvac Inc.	88,146	3,454
	Sanwa Holdings Corp.	378,472	3,448
	J Front Retailing Co. Ltd.	457,856	3,431
	Alps Alpine Co. Ltd.	385,307	3,411
	AEON REIT Investment Corp.	2,957	3,395
	Goldwin Inc.	66,401	3,331
	Mori Hills REIT Investment Corp.	2,934	3,328
	Kewpie Corp.	197,153	3,320
	Nifco Inc.	156,479	3,304
	Lawson Inc.	89,558	3,294
	Zenkoku Hosho Co. Ltd.	93,168	3,270
	EXEO Group Inc.	196,319	3,268
	INFRONEER Holdings Inc.	448,445	3,266
	Nihon Kohden Corp.	134,920	3,239
	Credit Saison Co. Ltd.	286,790	3,230
	House Foods Group Inc.	135,082	3,161
	Internet Initiative Japan Inc.	100,700	3,143
	Kamigumi Co. Ltd.	182,703	3,102
	DIC Corp.	162,630	3,101
	Sharp Corp.	365,490	3,093
	Coca-Cola Bottlers Japan Holdings Inc.	275,304	3,086
		Shares	Market Value• ($000)
	Tsumura & Co.	123,690	3,043
	Nippon Electric Glass Co. Ltd.	150,779	3,035
	Ube Industries Ltd.	195,576	3,032
	Nihon Unisys Ltd.	119,893	3,029
	Tokai Carbon Co. Ltd.	365,743	3,024
	Morinaga Milk Industry Co. Ltd.	74,237	2,990
	Cosmos Pharmaceutical Corp.	32,163	2,965
	K's Holdings Corp	297,833	2,949
	Daicel Corp.	481,723	2,945
	Toyo Seikan Group Holdings Ltd.	271,938	2,941
	Konica Minolta Inc.	840,862	2,926
	JTEKT Corp.	418,264	2,916
*	Park24 Co. Ltd.	203,989	2,905
	Shinsei Bank Ltd.	165,571	2,903
	Nishi-Nippon Railroad Co. Ltd.	144,557	2,892
*	Mitsubishi Motors Corp.	1,155,164	2,889
	Japan Steel Works Ltd.	102,500	2,885
	Sumitomo Rubber Industries Ltd.	332,743	2,884
*	PeptiDream Inc.	178,534	2,880
	Zeon Corp.	268,453	2,859
	Daiwa Office Investment Corp.	505	2,859
	Yamazaki Baking Co. Ltd.	230,470	2,849
	Kaneka Corp.	105,936	2,835
	Sankyu Inc.	92,925	2,833
	Sugi Holdings Co. Ltd.	66,028	2,830
	Nagase & Co. Ltd.	196,541	2,816
	Sundrug Co. Ltd.	120,970	2,816
	Sumitomo Dainippon Pharma Co. Ltd.	312,647	2,785
	Hachijuni Bank Ltd.	843,977	2,783
	Aeon Mall Co. Ltd.	228,172	2,776
	Mitsubishi Logistics Corp.	120,174	2,770
	Sapporo Holdings Ltd.	133,019	2,769
	Relo Group Inc.	193,806	2,768
	Hirogin Holdings Inc.	552,984	2,725
	Ezaki Glico Co. Ltd.	94,818	2,718
	Justsystems Corp.	62,437	2,714
	Ushio Inc.	208,124	2,698
	Takara Holdings Inc.	318,280	2,681
	Nippon Kayaku Co. Ltd.	303,776	2,648
	Kobe Steel Ltd.	605,467	2,625
*	Money Forward Inc.	77,020	2,619
	Yokohama Rubber Co. Ltd.	194,563	2,605
	Amano Corp.	135,150	2,602
	Hino Motors Ltd.	501,202	2,587
	Kinden Corp.	218,340	2,587
	Penta-Ocean Construction Co. Ltd.	526,697	2,577

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Ship Healthcare Holdings Inc.	153,702	2,567
	As One Corp.	48,256	2,562
	Bic Camera Inc.	302,189	2,551
	Sotetsu Holdings Inc.	146,899	2,518
	Sankyo Co. Ltd.	87,460	2,517
	Toda Corp.	435,959	2,505
	Mitsui Mining & Smelting Co. Ltd.	98,745	2,497
	Calbee Inc.	139,195	2,493
	Maruichi Steel Tube Ltd.	116,741	2,492
	Chugoku Bank Ltd.	336,372	2,474
	Seven Bank Ltd.	1,316,281	2,461
	Mabuchi Motor Co. Ltd.	91,895	2,454
	Iyo Bank Ltd.	502,094	2,435
	GS Yuasa Corp.	140,025	2,428
	Fancl Corp.	126,247	2,417
	DMG Mori Co. Ltd.	192,165	2,412
	Nippon Shokubai Co. Ltd.	59,700	2,402
	Sawai Group Holdings Co. Ltd.	71,502	2,399
	Takashimaya Co. Ltd.	261,126	2,382
	DeNA Co. Ltd.	163,682	2,372
[1]	Ain Holdings Inc.	51,512	2,311
	Rengo Co. Ltd.	381,597	2,259
	PALTAC Corp.	61,960	2,258
	Aica Kogyo Co. Ltd.	97,362	2,254
	Benesse Holdings Inc.	127,209	2,226
	Rakus Co. Ltd	181,538	2,225
	SMS Co. Ltd.	93,299	2,190
	Yamaguchi Financial Group Inc.	399,257	2,189
	Morinaga & Co. Ltd.	70,546	2,188
	Kyushu Financial Group Inc.	708,376	2,174
	Toyo Tire Corp.	188,458	2,162
	ABC-Mart Inc.	52,021	2,157
	Yaoko Co. Ltd.	40,601	2,148
	Seino Holdings Co. Ltd.	262,126	2,141
	H.U. Group Holdings Inc.	93,884	2,092
	GMO internet Inc.	104,482	2,088
	Fuyo General Lease Co. Ltd.	38,534	2,085
	Resorttrust Inc.	122,599	2,063
	Yamato Kogyo Co. Ltd.	62,415	2,014
	AEON Financial Service Co. Ltd.	216,174	1,987
	Toyoda Gosei Co. Ltd.	136,020	1,981
	Lintec Corp.	106,095	1,976
	JCR Pharmaceuticals Co. Ltd.	106,316	1,976
	Kokuyo Co. Ltd.	151,713	1,976
	Sumitomo Bakelite Co. Ltd.	59,679	1,958
	Menicon Co. Ltd.	91,600	1,957
		Shares	Market Value• ($000)
	Kaken Pharmaceutical Co. Ltd.	63,744	1,932
	OKUMA Corp.	53,863	1,925
	FP Corp.	84,403	1,909
	TS Tech Co. Ltd.	182,636	1,906
	Daiichikosho Co. Ltd.	69,533	1,897
	Furukawa Electric Co. Ltd.	114,274	1,856
	NHK Spring Co. Ltd.	287,086	1,854
	Daido Steel Co. Ltd.	64,755	1,847
	Acom Co. Ltd.	715,917	1,841
	OBIC Business Consultants Co. Ltd.	50,791	1,826
*	Shochiku Co. Ltd.	17,796	1,816
	Kotobuki Spirits Co. Ltd.	34,437	1,813
	Fujitsu General Ltd.	101,947	1,812
	Canon Marketing Japan Inc.	83,118	1,809
	OSG Corp.	142,740	1,793
	NEC Networks & System Integration Corp.	125,156	1,777
	Toshiba TEC Corp.	52,261	1,771
	Daio Paper Corp.	147,800	1,762
	Toyota Boshoku Corp.	110,265	1,757
	Kyudenko Corp.	75,161	1,704
	Nipro Corp.	213,366	1,681
	NS Solutions Corp.	55,976	1,670
[1]	Benefit One Inc.	109,468	1,660
	Shikoku Electric Power Co. Inc.	285,887	1,644
	Katitas Co. Ltd.	69,200	1,614
	Pola Orbis Holdings Inc.	138,870	1,601
	Izumi Co. Ltd.	73,328	1,594
	Fukuyama Transporting Co. Ltd.	56,372	1,578
	NOK Corp.	184,839	1,573
	Takara Bio Inc.	90,361	1,453
*	Sansan Inc.	150,248	1,433
	Heiwa Corp.	90,759	1,365
	GungHo Online Entertainment Inc.	66,675	1,360
	Kusuri no Aoki Holdings Co. Ltd.	30,090	1,333
	Kandenko Co. Ltd.	209,463	1,328
	Ariake Japan Co. Ltd.	32,634	1,309
	Fuji Kyuko Co. Ltd.	41,300	1,307
	Mani Inc.	112,938	1,290
	Fuji Oil Holdings Inc.	85,774	1,217
	Information Services International-Dentsu Ltd.	41,600	1,195
	Itoham Yonekyu Holdings Inc.	234,117	1,178
	Japan Aviation Electronics Industry Ltd.	82,881	1,159
	Matsui Securities Co. Ltd.	183,121	1,133

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Orient Corp.	1,080,348	1,037
	Noevir Holdings Co. Ltd.	26,388	1,035
*,1	RENOVA Inc.	83,500	1,029
	Descente Ltd.	53,200	1,022
	ASKUL Corp.	73,422	899
	Maruwa Unyu Kikan Co. Ltd.	71,100	830
	TBS Holdings Inc.	52,717	692
	Fuji Media Holdings Inc.	63,709	550
	Nippon Television Holdings Inc.	29,651	285
			7,216,674
Kuwait (0.3%)
	National Bank of Kuwait SAKP	13,735,266	47,075
	Kuwait Finance House KSCP	9,237,429	29,652
	Ahli United Bank BSC	13,017,387	13,304
	Agility Public Warehousing Co. KSC	2,344,374	9,512
	Mobile Telecommunications Co. KSCP	4,015,407	8,928
	Boubyan Bank KSCP	1,887,912	6,063
	Gulf Bank KSCP	3,296,231	3,663
	Mabanee Co. KPSC	1,099,965	2,996
	Boubyan Petrochemicals Co. KSCP	731,920	2,423
	Humansoft Holding Co. KSC	177,747	1,950
	Burgan Bank SAK	1,656,631	1,598
			127,164
Malaysia (0.5%)
	Public Bank Bhd.	28,363,495	30,486
	Malayan Banking Bhd.	12,263,400	25,506
	CIMB Group Holdings Bhd.	13,367,673	15,934
	Tenaga Nasional Bhd.	6,953,200	14,430
	Petronas Chemicals Group Bhd.	5,387,368	12,619
	Press Metal Aluminium Holdings Bhd.	7,338,400	10,060
	Ihh Healthcare Bhd.	5,631,200	8,494
	Sime Darby Plantation Bhd.	6,812,305	8,173
	Axiata Group Bhd.	8,429,224	6,775
	IOI Corp. Bhd.	5,979,265	6,408
	DiGi.Com Bhd.	6,894,366	6,028
	Kuala Lumpur Kepong Bhd.	885,300	6,002
	MISC Bhd.	3,296,035	5,897
	Hong Leong Bank Bhd.	1,185,700	5,691
	PPB Group Bhd.	1,259,760	4,973
	Dialog Group Bhd.	8,680,800	4,964
	Genting Bhd.	4,305,200	4,556
	Maxis Bhd.	5,209,700	4,529
	RHB Bank Bhd.	2,967,400	4,251
	Petronas Gas	1,077,950	4,199
		Shares	Market Value• ($000)
	Top Glove Corp. Bhd.	10,196,000	3,939
	Genting Malaysia Bhd.	5,379,500	3,739
	Nestle Malaysia Bhd.	120,300	3,677
	Gamuda Bhd.	4,248,800	3,614
	Sime Darby Bhd.	6,692,705	3,577
*	AMMB Holdings Bhd.	3,890,600	3,286
	Petronas Dagangan Bhd.	659,600	3,283
	Hartalega Holdings Bhd.	2,899,100	2,928
*	Malaysia Airports Holdings Bhd.	1,665,700	2,618
	IJM Corp. Bhd.	5,897,740	2,483
	QL Resources Bhd.	2,053,100	2,413
	Telekom Malaysia Bhd.	2,082,957	2,378
	Hong Leong Financial Group Bhd.	432,735	1,923
	Westports Holdings Bhd.	2,020,196	1,826
	Alliance Bank Malaysia Bhd.	2,097,400	1,815
[3]	MR DIY Group M Bhd	1,829,300	1,470
	YTL Corp. Bhd.	8,803,024	1,279
	Fraser & Neave Holdings Bhd.	211,000	1,112
	British American Tobacco Malaysia Bhd.	310,300	918
	Supermax Corporation Bhd.	3,015,163	769
	Astro Malaysia Holdings Bhd.	2,650,368	608
	FGV Holdings Bhd.	1,008,700	471
			240,101
Mexico (0.7%)
	America Movil SAB de CV Series L	57,377,593	55,841
	Grupo Financiero Banorte SAB de CV Class O	5,655,618	37,335
	Wal-Mart de Mexico SAB de CV	10,135,297	35,840
	Grupo Mexico SAB de CV Series B	6,175,933	28,909
	Fomento Economico Mexicano SAB de CV	3,594,827	27,030
	Grupo Bimbo SAB de CV Series A	4,461,740	13,753
	Grupo Aeroportuario del Pacifico SAB de CV Class B	735,527	11,319
	Grupo Televisa SAB	4,713,561	8,750
	Grupo Aeroportuario del Sureste SAB de CV Class B	370,920	8,095
	Grupo Elektra SAB de CV	118,387	7,099
	Fibra Uno Administracion SA de CV	6,166,789	6,763

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Cemex SAB de CV ADR	1,502,287	6,610
*	Grupo Financiero Inbursa SAB de CV Class O	3,854,203	6,533
*	Cemex SAB de CV	14,154,677	6,229
	Coca-Cola Femsa SAB de CV	979,324	5,340
	Arca Continental SAB de CV	837,183	5,312
	Gruma SAB de CV Class B	385,286	4,576
	Orbia Advance Corp. SAB de CV	1,884,179	4,533
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	537,412	3,771
	Alfa SAB de CV Class A	5,504,475	3,687
	Promotora y Operadora de Infraestructura SAB de CV	447,407	3,261
[3]	Banco del Bajio SA	1,271,900	3,141
	Operadora De Sites Mex A 1 REIT	2,284,944	2,790
	Industrias Penoles SAB de CV	248,666	2,738
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	1,697,000	2,722
	Grupo Carso SAB de CV	824,945	2,695
	Becle SAB de CV	991,059	2,471
	Regional SAB de CV	380,377	2,295
	Kimberly-Clark de Mexico SAB de CV Class A	1,544,226	2,156
	GCC SAB de CV	294,800	1,950
	El Puerto de Liverpool SAB de CV Class C1	356,795	1,799
	Prologis Property Mexico SA de CV	653,363	1,754
	Qualitas Controladora SAB de CV	296,549	1,598
	Megacable Holdings SAB de CV	543,295	1,548
	Grupo Comercial Chedraui SA de CV	590,100	1,487
	Industrias Bachoco SAB de CV Class B	290,320	1,107
	Alpek SAB de CV	672,231	908
	Concentradora Fibra Danhos SA de CV	427,414	478
			324,223
Netherlands (2.6%)
	ASML Holding NV	739,463	419,674
*,3	Adyen NV	56,518	94,797
	Prosus NV	1,709,589	82,451
	ING Groep NV	7,319,707	69,348
	Koninklijke Ahold Delhaize NV	1,893,453	55,849
	Koninklijke DSM NV	321,982	54,128
		Shares	Market Value• ($000)
	Wolters Kluwer NV	499,761	50,467
[1]	Heineken NV	459,311	44,834
	Koninklijke Philips NV	1,705,437	44,565
	Universal Music Group NV	1,449,717	33,643
	ArcelorMittal SA	1,138,780	33,204
	Akzo Nobel NV	348,424	30,225
	NN Group NV	593,883	29,089
	ASM International NV	93,507	28,098
	Koninklijke KPN NV	6,453,808	22,270
	IMCD NV	111,818	17,804
	Aegon NV	3,376,119	17,504
	Heineken Holding NV	207,460	16,195
*	Unibail-Rodamco-Westfield	203,067	14,332
	ASR Nederland NV	262,020	11,909
	Randstad NV	216,779	11,463
[3]	Signify NV	249,928	10,574
[1,3]	ABN AMRO Bank NV GDR	794,407	9,875
*,3	Just Eat Takeaway.com NV	352,205	9,567
	Aalberts NV	183,803	8,931
[1]	BE Semiconductor Industries NV	134,300	8,187
	JDE Peet's NV	154,977	4,559
	Koninklijke Vopak NV	122,908	3,305
*	InPost SA	389,339	2,387
[3]	CTP NV	113,512	1,607
			1,240,841
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	1,111,326	15,272
	Spark New Zealand Ltd.	3,814,671	12,065
*	Auckland International Airport Ltd.	2,354,694	11,828
	Mainfreight Ltd.	150,565	7,881
	Contact Energy Ltd.	1,448,367	7,609
	Meridian Energy Ltd.	2,500,508	7,589
	Fletcher Building Ltd.	1,612,231	6,422
	Infratil Ltd.	1,025,087	5,547
	Ryman Healthcare Ltd.	845,971	5,007
	Mercury NZ Ltd.	1,256,170	4,870
*	a2 Milk Co. Ltd.	1,459,745	4,625
	EBOS Group Ltd.	155,484	4,241
	SKYCITY Entertainment Group Ltd.	1,401,360	2,618
	Kiwi Property Group Ltd.	2,902,346	1,980
*,1	Air New Zealand Ltd.	3,142,896	1,784
			99,338
Norway (0.5%)
	Equinor ASA	1,858,567	62,819
	DNB Bank ASA	1,969,844	38,170
	Mowi ASA	854,621	24,141
	Norsk Hydro ASA	2,597,560	21,813

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Telenor ASA	1,238,403	17,466
	Yara International ASA	317,051	16,121
	Orkla ASA	1,471,353	11,939
	TOMRA Systems ASA	223,752	8,799
	Aker BP ASA	236,383	8,469
	Salmar ASA	102,366	8,377
	Gjensidige Forsikring ASA	310,472	6,638
*	Nordic Semiconductor ASA	275,901	5,485
	Leroy Seafood Group ASA	490,892	4,607
*	Adevinta ASA	529,650	4,092
	Schibsted ASA Class B	202,388	3,890
	Aker ASA Class A	43,707	3,563
	Schibsted ASA Class A	140,880	2,936
			249,325
Pakistan (0.0%)
	Fauji Fertilizer Co. Ltd.	1,224,622	791
	Habib Bank Ltd.	1,334,725	783
	Oil & Gas Development Co. Ltd.	1,091,603	497
	Pakistan Petroleum Ltd.	1,225,773	488
			2,559
Philippines (0.2%)
	SM Prime Holdings Inc.	17,856,323	11,902
	Ayala Land Inc.	15,810,401	9,650
	Bdo Unibank Inc.	3,883,021	9,595
	Ayala Corp.	641,527	9,027
	International Container Terminal Services Inc.	2,047,305	8,406
	SM Investments Corp.	419,241	6,812
	JG Summit Holdings Inc.	5,997,170	6,380
	PLDT Inc.	170,286	6,059
	Bank of The Philippine Islands	3,288,588	5,965
*,3	Monde Nissin Corp.	14,119,600	3,501
	Universal Robina Corp.	1,769,189	3,461
	Manila Electric Co.	492,458	3,315
	Metropolitan Bank & Trust Co.	3,338,056	3,251
	Jollibee Foods Corp.	772,268	3,173
	Globe Telecom Inc.	55,987	2,434
	Metro Pacific Investments Corp.	25,464,466	1,842
*	Converge Information and Communications Technology Solutions Inc.	3,333,800	1,819
	GT Capital Holdings Inc.	183,938	1,766
	Aboitiz Power Corp.	2,776,111	1,703
		Shares	Market Value• ($000)
	Alliance Global Group Inc.	6,926,348	1,562
	San Miguel Food and Beverage Inc.	1,191,868	1,416
	San Miguel Corp.	683,885	1,393
	DMCI Holdings Inc.	7,714,378	1,223
	Semirara Mining & Power Corp. Class A	2,283,100	1,198
	Puregold Price Club Inc.	1,786,292	1,126
	Megaworld Corp.	20,633,985	1,118
	AC Energy Corp.	7,668,700	1,055
	LT Group Inc.	5,394,616	878
*	Bloomberry Resorts Corp.	5,731,041	661
			111,691
Poland (0.2%)
*	Powszechna Kasa Oszczednosci Bank Polski SA	1,667,525	12,307
	Polski Koncern Naftowy ORLEN SA	608,427	10,279
	KGHM Polska Miedz SA	266,527	8,622
	Powszechny Zaklad Ubezpieczen SA	1,095,938	7,577
	Bank Polska Kasa Opieki SA	308,749	6,785
*,3	Dino Polska SA	95,116	6,153
	LPP SA	2,166	4,577
	Polskie Gornictwo Naftowe i Gazownictwo SA	3,242,665	4,543
*,1,3	Allegro.eu SA	756,384	3,891
[1]	CD Projekt SA	125,351	3,393
	Santander Bank Polska SA	55,669	3,390
	Cyfrowy Polsat SA	491,207	2,675
*,3	Pepco Group NV	177,674	1,659
			75,851
Portugal (0.1%)
	EDP - Energias de Portugal SA	5,506,372	25,663
	Galp Energia SGPS SA	1,003,198	12,211
	EDP Renovaveis SA	457,001	10,816
	Jeronimo Martins SGPS SA	513,887	10,697
			59,387
Qatar (0.3%)
	Qatar National Bank QPSC	8,557,889	54,582
	Industries Qatar QSC	3,002,341	15,484
	Qatar Islamic Bank SAQ	2,192,283	14,735
	Masraf Al Rayan QSC	8,339,275	12,356
	Commercial Bank PSQC	3,850,369	8,094
	Mesaieed Petrochemical Holding Co.	8,325,048	5,888
	Qatar Gas Transport Co. Ltd.	5,098,664	4,784

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Qatar Fuel QSC	909,323	4,580
	Qatar International Islamic Bank QSC	1,388,909	4,395
	Qatar Electricity & Water Co. QSC	857,025	4,008
	Qatar Aluminum Manufacturing Co.	5,241,299	3,445
	Barwa Real Estate Co.	3,500,850	3,254
	Ooredoo QPSC	1,521,618	3,132
	Doha Bank QPSC	2,984,154	2,133
	Qatar Insurance Co. SAQ	3,086,692	2,078
	Vodafone Qatar QSC	2,870,458	1,301
	United Development Co. QSC	3,232,226	1,286
*	Ezdan Holding Group QSC	2,852,201	1,030
			146,565
Romania (0.0%)
	Banca Transilvania SA	9,639,339	4,868
	OMV Petrom SA	23,276,325	2,369
	Societatea Nationala Nuclearelectrica SA	39,457	376
			7,613
Russia (0.0%)
[2]	VTB Bank PJSC	5,529,218,867	1
[2]	Inter Rao Ues PJSC	68,280,500	—
[2]	Polyus PJSC (Registered) GDR	78,591	—
[2]	MMC Norilsk Nickel PJSC ADR	724,348	—
[2]	Sberbank of Russia PJSC ADR (XLON)	1,096,646	—
[2]	Sberbank of Russia PJSC	15,141,656	—
[2]	Mobile TeleSystems PJSC ADR	289,221	—
[2]	Moscow Exchange MICEX-RTS PJSC	2,697,004	—
[2]	Rosneft Oil Co. PJSC (Registered) GDR	1,744,072	—
[2]	Magnit PJSC GDR (Registered)	375,829	—
[2]	MMC Norilsk Nickel PJSC	22,643	—
[2]	Sberbank of Russia PJSC ADR	2,249	—
[2]	LUKOIL PJSC ADR	509,946	—
[2]	Gazprom PJSC ADR	6,827,148	—
[2]	Surgutneftegas PJSC ADR	1,031,634	—
[2]	Severstal PAO GDR (Registered)	297,905	—
[2]	Tatneft PJSC ADR	403,718	—
[2]	VTB Bank PJSC GDR (Registered)	1,904,444	—
[1,2]	Rostelecom PJSC ADR	98,835	—
[2]	Alrosa PJSC	4,689,820	—
[2]	PhosAgro PJSC	16,169	—
		Shares	Market Value• ($000)
*,2	United Co. Rusal International	4,778,250	—
[2]	Sistema PJSFC GDR (Registered)	185,097	—
[2]	Unipro PJSC	22,147,100	—
[2]	Polyus PJSC	13,891	—
[2]	Raspadskaya OJSC	120,950	—
[2]	RusHydro PJSC	217,254,634	—
*,2	Aeroflot PJSC	1,875,381	—
[2]	Rostelecom PJSC	1,223,758	—
[2]	Tatneft PJSC	470,953	—
[2]	Novolipetskiy Metallurgicheskiy Kombinat PJSC	2,190,647	—
[2]	Mobile TeleSystems PJSC	1,107,812	—
[2]	Magnit PJSC	66,366	—
[2]	Novatek PJSC	2,025,468	—
[2]	Gazprom PJSC	6,439,237	—
[2]	Mosenergo PJSC	17,082,000	—
[2]	Transneft PJSC Preference Shares	2,923	—
[2]	Federal Grid Co.	489,926,667	—
[2]	Lukoil PJSC	221,305	—
[2]	M Video PJSC	79,232	—
[2]	Rosneft Oil Co. PJSC	466,895	—
[2]	Magnitogorsk Iron & Steel Works PJSC	3,955,368	—
[2]	Tatneft PJSC Preference Shares	191,100	—
[2]	ROSSETI PJSC	54,338,896	—
[2]	Bashneft PJSC Preference Shares	37,751	—
[2]	Sistema PJSFC	1,475,900	—
[2]	Severstal PAO PJSC	69,236	—
[2]	Surgutneftegas PJSC	3,872,600	—
[2]	Surgutneftegas PJSC Preference Shares	14,258,400	—
*,2	Credit Bank of Moscow PJSC	22,920,900	—
[2]	Sovcomflot PJSC	702,230	—
[2,3]	Segezha Group PJSC	4,388,900	—
*,2	PhosAgro PJSC GDR	1,039	—
*,2	PhosAgro PJSC (Registered) GDR	161,274	—
			1
Saudi Arabia (1.4%)
	Al Rajhi Bank	2,368,567	110,958
	Saudi National Bank	4,251,255	89,106
	Saudi Basic Industries Corp.	1,730,441	59,945
[3]	Saudi Arabian Oil Co.	4,903,542	58,596
	Saudi Telecom Co.	1,375,861	42,308
	Riyad Bank	2,820,979	30,571
*	Saudi Arabian Mining Co.	778,804	28,361
	Saudi British Bank	1,943,550	23,074
	Alinma Bank	1,879,763	20,620

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	SABIC Agri-Nutrients Co.	446,302	19,226
	Banque Saudi Fransi	1,137,634	16,346
*	Bank AlBilad	945,952	12,963
	Arab National Bank	1,308,088	12,236
*	International Co. For Water & Power Projects	303,594	11,498
	Saudi Electricity Co.	1,485,320	10,644
	Sahara International Petrochemical Co.	691,755	10,362
	Dr Sulaiman Al Habib Medical Services Group Co.	175,819	9,332
	Etihad Etisalat Co.	708,133	8,132
	Yanbu National Petrochemical Co.	497,881	8,047
*	Saudi Kayan Petrochemical Co.	1,402,231	6,907
	Almarai Co. JSC	484,101	6,672
	Saudi Industrial Investment Group	747,483	6,480
	Bank Al-Jazira	765,872	6,402
	Jarir Marketing Co.	116,749	5,962
	Saudi Investment Bank	966,994	5,904
	Mouwasat Medical Services Co.	88,278	5,640
*	Saudi Research & Media Group	71,414	4,987
	Savola Group	515,372	4,872
	Bupa Arabia for Cooperative Insurance Co.	108,134	4,773
	Advanced Petrochemical Co.	248,389	4,419
*	National Industrialization Co.	634,994	3,422
*	Rabigh Refining & Petrochemical Co.	420,066	3,196
*	Nahdi Medical Co.	67,725	3,015
*	Mobile Telecommunications Co. Saudi Arabia	802,957	2,962
*	Dar Al Arkan Real Estate Development Co.	958,674	2,744
*	Arabian Internet & Communications Services Co.	40,495	2,605
	Abdullah Al Othaim Markets Co.	86,185	2,560
	Southern Province Cement Co.	137,988	2,444
*	Emaar Economic City	813,852	2,360
	Dallah Healthcare Co.	71,659	2,275
	Saudi Cement Co.	145,961	2,238
	Co. for Cooperative Insurance	117,189	2,133
	United Electronics Co.	60,135	2,067
	Qassim Cement Co.	90,222	1,931
*	Saudi Airlines Catering Co.	76,770	1,922
	Yanbu Cement Co.	165,652	1,856
		Shares	Market Value• ($000)
	BinDawood Holding Co.	67,930	1,856
	Arabian Centres Co. Ltd.	308,073	1,808
*	Yamama Cement Co.	194,389	1,802
*	Seera Group Holding	300,281	1,744
*	Saudi Ground Services Co.	179,263	1,634
	Saudia Dairy & Foodstuff Co.	31,221	1,460
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	109,914	1,047
			696,424
Singapore (0.9%)
	DBS Group Holdings Ltd.	3,514,934	85,275
	Oversea-Chinese Banking Corp. Ltd.	6,816,102	60,517
	United Overseas Bank Ltd.	2,518,712	53,916
	Singapore Telecommunications Ltd.	14,787,530	29,513
	CapitaLand Integrated Commercial Trust	9,630,080	16,136
*	Capitaland Investment Ltd.	4,950,228	15,010
	Ascendas REIT	6,694,241	13,773
	Keppel Corp. Ltd.	2,720,232	13,416
	Wilmar International Ltd.	4,193,918	13,369
	Singapore Exchange Ltd.	1,644,066	11,568
	Singapore Technologies Engineering Ltd.	3,225,193	9,499
*	Singapore Airlines Ltd.	2,368,356	9,335
	Mapletree Industrial Trust	3,914,842	7,356
	Venture Corp. Ltd.	593,982	7,292
	Mapletree Logistics Trust	5,544,878	7,121
	Genting Singapore Ltd.	11,949,890	6,938
	Mapletree Commercial Trust	4,070,503	5,474
	City Developments Ltd.	875,191	5,366
	Frasers Logistics & Commercial Trust	5,137,934	5,350
	Suntec REIT	3,857,366	5,096
	UOL Group Ltd.	958,718	5,038
	ComfortDelGro Corp. Ltd.	3,817,391	4,032
	NetLink NBN Trust	5,470,216	3,946
	Jardine Cycle & Carriage Ltd.	186,188	3,881
*	SATS Ltd.	1,173,517	3,832
	Mapletree North Asia Commercial Trust	4,247,776	3,669

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Sembcorp Industries Ltd.	1,650,902	3,496
	Keppel DC REIT	2,344,374	3,495
	Keppel REIT	3,911,868	3,427
	Ascott Residence Trust	3,302,191	2,743
	Golden Agri-Resources Ltd.	11,662,820	2,725
*	Sembcorp Marine Ltd.	28,886,665	2,265
	Hutchison Port Holdings Trust Class U	9,409,363	2,243
	Olam Group Ltd.	1,367,913	1,672
[2]	SPH REIT	2,297,466	1,621
	Singapore Post Ltd.	2,762,252	1,418
	StarHub Ltd.	972,097	882
	Wing Tai Holdings Ltd.	633,998	796
*	SIA Engineering Co. Ltd.	402,016	772
			433,273
South Africa (1.1%)
	Naspers Ltd. Class N	409,737	41,324
	FirstRand Ltd.	9,509,648	40,955
	MTN Group Ltd.	3,489,184	37,006
	Standard Bank Group Ltd.	2,604,123	27,597
*	Sasol Ltd.	1,083,433	26,541
	Gold Fields Ltd.	1,695,508	22,973
[1]	Capitec Bank Holdings Ltd.	162,054	22,621
	Impala Platinum Holdings Ltd.	1,590,011	20,567
	Sibanye Stillwater Ltd.	5,385,295	18,631
	Anglogold Ltd.	811,558	16,619
[1]	Absa Group Ltd.	1,481,963	16,010
	Sanlam Ltd.	3,420,877	14,171
	Shoprite Holdings Ltd.	967,769	13,978
	Bid Corp. Ltd.	656,810	13,793
	Anglo American Platinum Ltd.	115,118	12,725
[1]	Nedbank Group Ltd.	816,732	11,405
	Vodacom Group Ltd.	1,153,994	11,084
	Clicks Group Ltd.	489,355	9,630
	Remgro Ltd.	1,027,469	9,229
	Bidvest Group Ltd.	672,117	9,214
*,1	Discovery Ltd.	913,743	8,773
*	Northam Platinum Holdings Ltd.	677,210	8,072
	Aspen Pharmacare Holdings Ltd.	749,429	8,019
	Mr Price Group Ltd.	512,780	6,950
[1]	Old Mutual Ltd. (XZIM)	8,544,487	6,855
	Woolworths Holdings Ltd.	1,778,695	6,659
[1]	Exxaro Resources Ltd.	463,363	6,622
[1]	Growthpoint Properties Ltd.	6,921,029	6,188
	Multichoice Group	716,596	5,846
	Foschini Group Ltd.	630,293	5,522
		Shares	Market Value• ($000)
	Reinet Investments SCA	263,731	5,349
	NEPI Rockcastle plc	838,856	5,133
	Harmony Gold Mining Co. Ltd.	1,009,494	4,116
[3]	Pepkor Holdings Ltd.	2,868,183	3,868
*	Sappi Ltd.	1,045,582	3,828
	SPAR Group Ltd.	361,469	3,792
	Life Healthcare Group Holdings Ltd.	2,719,935	3,693
	Redefine Properties Ltd.	13,030,980	3,603
[1]	Tiger Brands Ltd.	345,226	3,393
	Kumba Iron Ore Ltd.	100,511	3,337
	African Rainbow Minerals Ltd.	197,886	3,274
	Investec Ltd.	517,887	3,140
	Truworths International Ltd.	765,279	2,730
	AVI Ltd.	618,917	2,685
	Transaction Capital Ltd.	804,463	2,580
	Barloworld Ltd.	353,454	2,552
	Netcare Ltd.	2,628,520	2,525
[1]	Rand Merchant Investment Holdings Ltd.	1,412,089	2,427
	Royal Bafokeng Platinum Ltd.	241,578	2,413
[1]	Momentum Metropolitan Holdings	2,256,778	2,398
	Resilient REIT Ltd.	643,619	2,361
	Pick n Pay Stores Ltd.	644,353	2,348
*	PSG Group Ltd.	292,195	1,766
	Fortress REIT Ltd. Class A	2,243,733	1,766
*	Distell Group Holdings Ltd.	145,773	1,597
*,1	Telkom SA SOC Ltd.	520,871	1,570
[3]	Dis-chem Pharmacies Ltd.	626,003	1,527
	Santam Ltd.	73,481	1,349
	Coronation Fund Managers Ltd.	452,008	1,191
*,1	Fortress REIT Ltd. Class B	1,449,035	303
			548,193
South Korea (3.5%)
	Samsung Electronics Co. Ltd.	5,064,405	269,900
	Samsung Electronics Co. Ltd. GDR (Registered)	170,690	222,966
	SK Hynix Inc.	994,388	87,136
	Samsung Electronics Co. Ltd. Preference Shares	1,423,189	66,724
	NAVER Corp.	258,025	57,477
	Samsung SDI Co. Ltd.	101,024	48,123
	Hyundai Motor Co.	267,783	38,852

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	LG Chem Ltd.	89,490	36,652
	Kakao Corp.	520,997	36,393
	Kia Corp.	496,501	32,566
	Celltrion Inc.	206,585	28,586
	POSCO Holdings Inc. (XNYS)	371,087	21,044
	Hana Financial Group Inc.	552,833	20,525
	KB Financial Group Inc. ADR	444,003	20,389
	Hyundai Mobis Co. Ltd.	122,781	19,975
	LG Electronics Inc.	205,161	18,581
*,3	Samsung Biologics Co. Ltd.	27,382	18,061
[1]	HMM Co. Ltd.	801,380	17,763
*	SK Innovation Co. Ltd.	104,531	16,637
	Shinhan Financial Group Co. Ltd.	494,592	16,433
[1]	Shinhan Financial Group Co. Ltd. ADR	483,163	15,804
	SK Inc.	72,880	15,301
	Samsung C&T Corp.	160,194	14,493
	KB Financial Group Inc.	307,638	14,313
	Samsung Electro-Mechanics Co. Ltd.	106,516	13,787
	Woori Financial Group Inc.	1,182,099	13,695
	KT&G Corp.	206,851	13,584
	LG Household & Health Care Ltd.	16,740	11,989
[1]	NCSoft Corp.	31,771	10,521
*,1	Doosan Heavy Industries & Construction Co. Ltd.	656,540	10,446
*	Krafton Inc.	52,488	10,311
	Samsung Fire & Marine Insurance Co. Ltd.	61,935	10,266
	LG Corp.	172,878	9,983
	Korea Zinc Co. Ltd.	19,326	8,823
	Amorepacific Corp.	61,245	8,716
*	KakaoBank Corp.	262,738	8,684
*	Korean Air Lines Co. Ltd.	338,820	7,984
	POSCO Holdings Inc.	33,897	7,740
*	SK Square Co. Ltd.	186,611	7,708
	Samsung SDS Co. Ltd.	64,547	7,522
	LG Innotek Co. Ltd.	26,966	7,317
[1]	Celltrion Healthcare Co. Ltd.	141,978	7,150
*,1	L&F Co. Ltd.	39,921	6,754
	S-Oil Corp.	80,485	6,585
*	HYBE Co. Ltd.	32,885	6,458
	Samsung Life Insurance Co. Ltd.	123,657	6,357
[1]	Ecopro BM Co. Ltd.	16,974	6,271
*	Samsung Engineering Co. Ltd.	301,554	6,153
	Coway Co. Ltd.	108,236	6,062
		Shares	Market Value• ($000)
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	81,539	5,866
	Hyundai Glovis Co. Ltd.	35,345	5,791
[1]	LG Display Co. Ltd.	428,130	5,594
	Korea Electric Power Corp.	304,574	5,558
[1]	POSCO Chemical Co. Ltd.	52,591	5,556
*	Samsung Heavy Industries Co. Ltd.	1,154,927	5,513
	Hyundai Steel Co.	151,174	5,137
	CJ CheilJedang Corp.	16,175	5,087
	Hyundai Motor Co. Preference Shares (XKRS)	67,803	5,075
*,3	SK IE Technology Co. Ltd.	49,180	4,844
	Hyundai Engineering & Construction Co. Ltd.	138,477	4,817
	Hyundai Heavy Industries Holdings Co. Ltd.	103,089	4,734
	LG Uplus Corp.	420,714	4,648
	DB Insurance Co. Ltd.	86,072	4,597
*	Hanwha Solutions Corp.	182,213	4,580
	Industrial Bank of Korea	511,943	4,542
*	Kangwon Land Inc.	211,471	4,444
[1]	Yuhan Corp.	91,028	4,385
	SK Telecom Co. Ltd. ADR	173,373	4,338
	Lotte Chemical Corp.	27,865	4,301
	SKC Co. Ltd.	36,751	4,295
	Mirae Asset Securities Co. Ltd.	676,574	4,280
	Korea Aerospace Industries Ltd.	120,323	4,149
	E-MART Inc.	39,765	4,115
*,1	HLB Inc.	165,706	4,033
*	SK Bioscience Co. Ltd.	38,091	4,025
[1]	Kumho Petrochemical Co. Ltd.	33,087	4,001
	Korea Investment Holdings Co. Ltd.	71,724	3,976
	GS Holdings Corp.	115,090	3,976
[1]	Hotel Shilla Co. Ltd.	62,364	3,969
	Hankook Tire & Technology Co. Ltd.	140,639	3,860
	GS Engineering & Construction Corp.	116,891	3,849
	Samsung Securities Co. Ltd.	122,377	3,822
	BNK Financial Group Inc.	588,635	3,651

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Hanmi Pharm Co. Ltd.	13,753	3,395
	Hyundai Motor Co. Preference Shares	45,038	3,342
	F&F Co. Ltd.	29,760	3,285
*,1	SK Biopharmaceuticals Co. Ltd.	44,878	3,242
*,1	Pearl Abyss Corp.	59,203	3,153
	Orion Corp.Republic of Korea	42,122	3,140
[1]	Korea Electric Power Corp. ADR	350,836	3,115
	LG Chem Ltd. Preference Shares	14,940	2,947
	Hyundai Marine & Fire Insurance Co. Ltd.	113,848	2,934
*	Hyundai Heavy Industries Co. Ltd.	26,357	2,892
[1]	OCI Co. Ltd.	33,302	2,751
	Mando Corp.	64,363	2,731
	Shinsegae Inc.	13,892	2,707
	Hanwha Aerospace Co. Ltd.	64,264	2,689
	Hanon Systems	299,901	2,684
	DL E&C Co. Ltd.	56,656	2,665
[1,3]	Netmarble Corp.	34,990	2,630
	SK Chemicals Co. Ltd.	26,138	2,607
*,1	Celltrion Pharm Inc.	35,430	2,575
*,1	Hyundai Mipo Dockyard Co. Ltd.	38,119	2,502
	Cheil Worldwide Inc.	125,264	2,501
	Fila Holdings Corp.	95,116	2,430
	NH Investment & Securities Co. Ltd.	274,815	2,345
*,1	Alteogen Inc.	51,540	2,324
	Pan Ocean Co. Ltd.	442,527	2,313
	DGB Financial Group Inc.	313,474	2,210
	KCC Corp.	8,083	2,155
	AMOREPACIFIC Group	53,210	2,093
	LOTTE Fine Chemical Co. Ltd.	31,847	2,045
	SD Biosensor Inc.	55,036	1,969
	S-1 Corp.	36,114	1,968
*	Kakao Games Corp.	41,711	1,951
	CJ ENM Co. Ltd.	19,381	1,947
*,1	Hanjin Kal Corp.	42,950	1,942
	Hanwha Corp.	80,694	1,906
	GS Retail Co. Ltd.	83,816	1,897
	Posco International Corp.	97,456	1,893
	CJ Corp.	27,384	1,871
	Hyundai Department Store Co. Ltd.	31,337	1,865
[1]	Wemade Co. Ltd.	31,416	1,864
[1]	Hite Jinro Co. Ltd.	63,276	1,862
		Shares	Market Value• ($000)
*,1	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	89,039	1,836
	LS Corp.	39,949	1,814
	Lotte Shopping Co. Ltd.	24,460	1,812
	Samsung Card Co. Ltd.	67,836	1,797
	LG Household & Health Care Ltd. Preference Shares	4,509	1,775
	Korea Gas Corp.	54,050	1,767
*	Daewoo Engineering & Construction Co. Ltd.	333,310	1,767
	Iljin Materials Co. Ltd.	25,190	1,726
[1]	Seegene Inc.	53,750	1,704
	LG Electronics Inc. Preference Shares	36,967	1,694
[1]	Lotte Corp.	61,338	1,655
	BGF retail Co. Ltd.	11,489	1,643
[1]	NongShim Co. Ltd.	6,873	1,642
[1]	Hyundai Wia Corp.	31,325	1,599
	SK Telecom Co. Ltd.	34,623	1,562
*	CJ Logistics Corp.	15,917	1,541
*	LG Energy Solution	4,542	1,508
[1]	Green Cross Corp.	10,132	1,504
[1]	Shin Poong Pharmaceutical Co. Ltd.	62,227	1,484
	Doosan Bobcat Inc.	45,264	1,471
*	Hyundai Doosan Infracore Co. Ltd.	266,519	1,379
*,1	Paradise Co. Ltd.	105,315	1,372
[1]	SSANGYONG C&E Co. Ltd.	206,496	1,355
	Dongsuh Cos. Inc.	62,806	1,327
[1]	Meritz Financial Group Inc.	43,884	1,315
	Hanwha Life Insurance Co. Ltd.	552,876	1,281
	Solus Advanced Materials Co. Ltd.	22,595	1,269
*	NHN Corp.	45,702	1,261
[1]	KEPCO Plant Service & Engineering Co. Ltd.	40,103	1,199
	Ottogi Corp.	3,152	1,169
	DL Holdings Co. Ltd.	23,784	1,159
	Lotte Chilsung Beverage Co. Ltd.	7,885	1,130
[1]	Hanssem Co. Ltd.	17,980	1,112
	SK Networks Co. Ltd.	286,997	1,096
	Hanmi Science Co. Ltd.	27,157	1,095
[1]	HDC Hyundai Development Co-Engineering & Construction Class E	87,737	1,036

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Amorepacific Corp. Preference Shares	16,548	995
*,1	Helixmith Co. Ltd.	58,274	965
	Mirae Asset Securities Co. Ltd. Preference Shares	272,306	956
[1]	Medytox Inc.	8,585	920
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	7,111	916
	Samsung SDI Co. Ltd. Preference Shares	3,002	714
	Hanwha Corp. Preference Shares	53,486	673
*,1,2	SillaJen Inc.	94,185	240
	CJ CheilJedang Corp. Preference Shares	1,095	154
	Hyundai Engineering & Construction Co. Ltd. Preference Shares	2,302	135
*	Solus Advanced Materials Rights Exp. 5/10/22	3,340	61
			1,691,890
Spain (1.5%)
	Iberdrola SA (XMAD)	11,583,317	133,102
	Banco Santander SA	32,559,494	95,150
	Banco Bilbao Vizcaya Argentaria SA	12,892,852	67,652
[3]	Cellnex Telecom SA	1,179,597	54,981
*	Amadeus IT Group SA	824,886	51,690
	Telefonica SA	9,804,726	47,697
	Industria de Diseno Textil SA	2,036,902	42,708
	Repsol SA	2,474,314	36,912
	CaixaBank SA	8,635,751	27,875
	Ferrovial SA	941,330	24,140
*,3	Aena SME SA	136,878	19,424
	Red Electrica Corp. SA	846,863	17,051
	Endesa SA	605,477	12,689
	ACS Actividades de Construccion y Servicios SA	439,450	11,252
	Enagas SA	463,381	10,020
	Grifols SA	556,667	9,323
	Naturgy Energy Group SA	301,857	9,081
	Acciona SA	42,463	8,312
	Bankinter SA	1,364,207	8,028
	Merlin Properties Socimi SA	694,274	7,542
*	Siemens Gamesa Renewable Energy SA	440,447	7,016
		Shares	Market Value• ($000)
	Grifols SA Preference Shares	584,872	6,349
	Fluidra SA	209,095	5,659
	Inmobiliaria Colonial Socimi SA	647,546	5,385
	Mapfre SA	1,865,396	3,404
	Corp. ACCIONA Energias Renovables SA	82,536	3,051
			725,493
Sweden (2.1%)
	Investor AB Class B	3,584,925	68,984
	Atlas Copco AB Class A	1,272,337	57,684
	Volvo AB Class B	2,997,863	47,826
	Telefonaktiebolaget LM Ericsson Class B	5,864,384	46,781
	Hexagon AB Class B	3,576,127	46,142
	Assa Abloy AB Class B	1,776,176	44,888
	Sandvik AB	2,090,003	39,560
[3]	Evolution AB	314,654	32,283
	Skandinaviska Enskilda Banken AB Class A	2,792,266	31,313
	Essity AB Class B	1,178,904	31,089
	Swedbank AB Class A	1,933,043	30,579
	Svenska Handelsbanken AB Class A	2,826,886	28,513
	Atlas Copco AB Class B	675,434	26,732
	Epiroc AB Class A	1,263,904	25,623
	Swedish Match AB	3,001,061	23,903
	Boliden AB	533,166	23,119
	Svenska Cellulosa AB SCA Class B	1,187,207	22,976
	Nibe Industrier AB Class B	2,331,184	22,856
	H & M Hennes & Mauritz AB Class B	1,699,727	21,398
	Telia Co. AB	4,983,352	20,684
	Investor AB Class A	967,548	20,209
	Alfa Laval AB	610,160	16,985
	EQT AB	549,003	15,538
	Lundin Energy AB	374,534	15,485
	Skanska AB Class B	698,091	13,335
	Tele2 AB Class B	980,550	12,996
	Getinge AB Class B	435,973	12,612
	Indutrade AB	534,567	12,609
	SKF AB Class B	755,844	12,345
	Epiroc AB Class B	667,892	11,652
	Castellum AB	543,072	10,755
	Holmen AB Class B	183,513	10,607
	Industrivarden AB Class A	411,390	10,541
	Trelleborg AB Class B	479,033	10,507
*	Fastighets AB Balder Class B	198,873	9,858
*	Kinnevik AB Class B	476,369	9,324
	Industrivarden AB Class C	364,100	9,168
	Lifco AB Class B	423,900	8,892

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Sagax AB Class B	331,963	8,480
	Husqvarna AB Class B	833,715	7,969
	Beijer Ref AB Class B	462,402	7,530
	Securitas AB Class B	619,148	7,310
*	Swedish Orphan Biovitrum AB	347,047	7,301
	Investment AB Latour Class B	266,841	7,069
	L E Lundbergforetagen AB Class B	147,699	6,907
	Electrolux AB Class B	452,192	6,896
	Samhallsbyggnadsbolaget i Norden AB	2,077,738	6,526
[3]	Thule Group AB	170,460	5,913
	Sweco AB Class B	379,842	5,361
	Volvo AB Class A	314,581	5,172
	Elekta AB Class B	709,005	4,775
*,3	Sinch AB	1,010,711	4,467
	Vitrolife AB	108,898	2,800
[1]	Svenska Handelsbanken AB Class B	107,439	1,213
	Sagax AB Class D	294,593	906
*	Kinnevik AB Class A	21,632	471
	Telefonaktiebolaget LM Ericsson Class A	50,718	429
	Svenska Cellulosa AB SCA Class A	13,174	259
	Skandinaviska Enskilda Banken AB Class C	15,053	183
	Husqvarna AB Class A	14,930	144
			1,014,432
Switzerland (6.3%)
	Nestle SA (Registered)	5,325,785	687,527
	Roche Holding AG	1,358,958	503,921
	Novartis AG (Registered)	4,023,278	355,534
	Zurich Insurance Group AG	286,599	130,480
	Cie Financiere Richemont SA Class A (Registered)	990,018	115,031
	UBS Group AG (Registered)	6,261,831	106,305
	ABB Ltd. (Registered)	3,260,579	97,824
	Sika AG (Registered)	292,163	89,244
	Lonza Group AG (Registered)	143,712	84,738
	Givaudan SA (Registered)	17,935	71,283
	Alcon Inc.	892,210	63,705
	Holcim Ltd.	1,066,459	52,145
	Partners Group Holding AG	43,434	46,018
	Swiss Re AG	558,313	45,785
	Geberit AG (Registered)	66,817	38,104
		Shares	Market Value• ($000)
	Sonova Holding AG (Registered)	103,340	37,267
	Swiss Life Holding AG (Registered)	60,549	35,404
	Credit Suisse Group AG (Registered)	4,833,913	32,809
	SGS SA (Registered)	11,434	29,380
	Swisscom AG (Registered)	49,669	29,369
	Kuehne + Nagel International AG (Registered)	97,197	27,191
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	2,163	24,258
	Straumann Holding AG	195,600	23,060
	Chocoladefabriken Lindt & Spruengli AG (Registered)	190	22,526
	Julius Baer Group Ltd.	418,493	19,999
	Logitech International SA (Registered)	288,413	18,770
	Roche Holding AG (Bearer)	46,502	18,682
	Vifor Pharma AG (XSWX)	104,962	18,541
	Schindler Holding AG Ptg. Ctf.	81,979	15,750
	Baloise Holding AG (Registered)	89,567	15,579
[3]	VAT Group AG	50,266	15,548
	Barry Callebaut AG (Registered)	6,708	15,439
	Swatch Group AG (Bearer)	59,907	15,375
	Swiss Prime Site AG (Registered)	148,877	14,552
	SIG Combibloc Group AG	655,538	13,724
	EMS-Chemie Holding AG (Registered)	13,461	12,009
	Temenos AG (Registered)	117,226	11,833
	Adecco Group AG (Registered)	301,939	11,652
	PSP Swiss Property AG (Registered)	86,918	10,954
	Helvetia Holding AG (Registered)	69,026	8,870
	Georg Fischer AG	159,200	8,640
	Belimo Holding AG (Registered)	15,995	7,905
	Clariant AG (Registered)	449,147	7,668
	Tecan Group AG (Registered)	24,086	7,238
	Schindler Holding AG (Registered)	34,383	6,601
*	Flughafen Zurich AG (Registered)	34,982	5,915
*	ams AG	483,398	5,914
	DKSH Holding AG	66,264	5,690
[1]	Banque Cantonale Vaudoise (Registered)	55,476	4,688

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	BKW AG	34,929	4,252
	Swatch Group AG (Registered)	66,695	3,290
	Emmi AG (Registered)	2,817	2,792
	Vifor Pharma AG	10,557	1,883
			3,058,661
Taiwan (4.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	27,561,873	498,392
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,714,577	345,196
	Hon Hai Precision Industry Co. Ltd.	23,117,823	79,204
	MediaTek Inc.	2,863,700	78,946
	Fubon Financial Holding Co. Ltd.	13,914,926	34,939
	Delta Electronics Inc.	4,165,676	34,773
	CTBC Financial Holding Co. Ltd.	35,161,939	34,586
	Cathay Financial Holding Co. Ltd.	15,957,661	33,552
	Formosa Plastics Corp.	9,351,873	33,246
	Nan Ya Plastics Corp.	10,798,615	31,549
	Mega Financial Holding Co. Ltd.	21,065,777	29,614
	China Steel Corp.	23,802,234	28,833
	E.Sun Financial Holding Co. Ltd.	24,539,327	28,027
	Evergreen Marine Corp. Taiwan Ltd.	5,112,300	24,574
[1]	United Microelectronics Corp. ADR	2,820,176	22,449
	Uni-President Enterprises Corp.	9,229,487	21,354
	Chunghwa Telecom Co. Ltd. ADR	476,336	20,873
	ASE Technology Holding Co. Ltd.	6,325,449	20,180
	Chailease Holding Co. Ltd.	2,534,839	20,144
	Yuanta Financial Holding Co. Ltd.	22,055,272	19,413
	First Financial Holding Co. Ltd.	19,829,212	18,622
	China Development Financial Holding Corp.	30,866,019	18,614
	Taiwan Cooperative Financial Holding Co. Ltd.	18,936,363	18,210
	Formosa Chemicals & Fibre Corp.	6,547,306	17,633
	Unimicron Technology Corp.	2,467,975	17,311
	Asustek Computer Inc.	1,362,026	16,383
	Taiwan Cement Corp.	10,410,102	16,160
	Hua Nan Financial Holdings Co. Ltd.	18,990,204	15,187
		Shares	Market Value• ($000)
	Novatek Microelectronics Corp.	1,113,916	14,736
	Quanta Computer Inc.	5,140,598	14,479
	Taishin Financial Holding Co. Ltd.	20,942,965	13,699
*	Yang Ming Marine Transport Corp.	3,214,000	13,409
	Yageo Corp.	962,000	12,985
	United Microelectronics Corp.	7,984,978	12,685
	Realtek Semiconductor Corp.	927,768	12,589
	Sinopac Holdings Co.	20,387,229	12,555
	Hotai Motor Co. Ltd.	623,000	12,149
	Taiwan Mobile Co. Ltd.	3,146,713	11,561
	Largan Precision Co. Ltd.	196,848	11,171
	Chunghwa Telecom Co. Ltd.	2,489,207	11,035
	Shanghai Commercial & Savings Bank Ltd.	6,341,000	10,460
	Silergy Corp.	116,000	10,328
	President Chain Store Corp.	1,091,904	10,103
*	E Ink Holdings Inc.	1,717,000	9,817
	Advantech Co. Ltd.	787,536	9,790
	Pegatron Corp.	3,901,038	9,242
	Walsin Lihwa Corp.	6,157,000	9,175
	Lite-On Technology Corp.	4,086,767	8,954
	Far EasTone Telecommunications Co. Ltd.	3,047,643	8,563
	Formosa Petrochemical Corp.	2,733,580	8,431
	Shin Kong Financial Holdings Co. Ltd.	24,747,986	8,183
	Chang Hwa Bank	12,924,716	8,080
	Innolux Corp.	17,664,370	8,044
	Accton Technology Corp.	1,023,000	7,979
	Airtac International Group	287,773	7,810
	Far Eastern New Century Corp.	7,601,819	7,706
	Wan Hai Lines Ltd.	1,564,272	7,582
	Asia Cement Corp.	4,630,519	7,525
*	Ruentex Development Co. Ltd.	2,802,000	7,334
	Globalwafers Co. Ltd.	412,000	7,180
	Catcher Technology Co. Ltd.	1,432,153	7,008
	Synnex Technology International Corp.	2,664,889	6,936
	Parade Technologies Ltd.	135,000	6,420
	Eclat Textile Co. Ltd.	379,398	6,225

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Vanguard International Semiconductor Corp.	1,757,466	6,184
	Wiwynn Corp.	177,000	6,053
	Compal Electronics Inc.	7,906,510	5,933
*	ASPEED Technology Inc.	66,000	5,797
*	Eva Airways Corp.	4,728,188	5,555
*	eMemory Technology Inc.	131,000	5,506
	Feng TAY Enterprise Co. Ltd.	839,532	5,405
	Nan Ya Printed Circuit Board Corp.	402,000	5,340
	Micro-Star International Co. Ltd.	1,310,000	5,290
	Winbond Electronics Corp.	5,823,000	5,257
	Wistron Corp.	5,417,445	5,219
	Sino-American Silicon Products Inc.	1,041,000	5,181
	Pou Chen Corp.	4,946,125	5,158
	Win Semiconductors Corp.	785,000	5,109
	Inventec Corp.	5,976,064	5,105
	Acer Inc.	5,430,396	5,038
	AU Optronics Corp. ADR	875,321	4,981
*	China Airlines Ltd.	5,275,913	4,845
	AU Optronics Corp.	8,440,000	4,821
	Giant Manufacturing Co. Ltd.	570,625	4,771
	Powertech Technology Inc.	1,509,000	4,741
	Zhen Ding Technology Holding Ltd.	1,241,000	4,394
	Taiwan Business Bank	10,178,436	4,364
	Voltronic Power Technology Corp.	98,000	4,288
	Foxconn Technology Co. Ltd.	2,127,925	4,216
	Teco Electric and Machinery Co. Ltd.	3,969,000	4,168
	Cheng Shin Rubber Industry Co. Ltd.	3,625,222	4,086
	Taiwan High Speed Rail Corp.	4,308,000	4,081
	Walsin Technology Corp.	955,000	3,903
	Hiwin Technologies Corp.	521,765	3,864
*	Oneness Biotech Co. Ltd.	565,000	3,702
	Taiwan Fertilizer Co. Ltd.	1,441,000	3,627
	Nanya Technology Corp.	1,621,600	3,548
	ASMedia Technology Inc.	73,000	3,436
		Shares	Market Value• ($000)
	Chicony Electronics Co. Ltd.	1,180,337	3,283
	Nien Made Enterprise Co. Ltd.	255,000	2,686
	Eternal Materials Co. Ltd.	1,968,104	2,523
	Taiwan Glass Industry Corp.	3,192,089	2,399
	momo.com Inc.	90,600	2,392
*	ENNOSTAR Inc.	1,213,000	2,376
*	HTC Corp.	1,442,570	2,266
	Capital Securities Corp.	3,923,587	2,070
	Genius Electronic Optical Co. Ltd.	162,000	2,039
	Taiwan Secom Co. Ltd.	540,725	1,999
	U-Ming Marine Transport Corp.	889,000	1,910
	Yulon Motor Co. Ltd.	1,433,377	1,908
	Far Eastern International Bank	4,621,820	1,869
	Formosa Taffeta Co. Ltd.	1,874,000	1,719
	ASE Technology Holding Co. Ltd. ADR	225,217	1,450
	Transcend Information Inc.	600,455	1,440
	China Motor Corp.	723,642	1,435
*	Advanced Energy Solution Holding Co. Ltd.	42,000	1,280
*	OBI Pharma Inc.	326,960	1,231
*	Formosa Sumco Technology Corp.	113,000	731
	Yulon Nissan Motor Co. Ltd.	45,000	379
			2,132,243
Thailand (0.6%)
	PTT PCL	28,179,778	30,627
	CP ALL PCL	10,705,575	20,185
*	Airports of Thailand PCL	7,563,751	14,617
	Advanced Info Service PCL	2,223,696	13,903
	Bangkok Dusit Medical Services PCL Class F	17,280,000	12,935
	Gulf Energy Development PCL	8,365,340	11,801
	PTT Exploration & Production PCL	2,517,561	11,015
	Siam Cement PCL NDVR	952,280	10,235
	Kasikornbank PCL	2,297,518	10,171
	Central Pattana PCL	4,893,282	8,581
*	Minor International PCL	8,171,555	8,258
	Energy Absolute PCL	3,172,941	8,141
	Siam Cement PCL (Registered)	689,194	7,407
*	SCB X PCL Foreign	2,057,444	6,908
	Delta Electronics Thailand PCL	635,556	6,655

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	PTT Global Chemical PCL	4,282,087	6,208
	Intouch Holdings PCL Class F	2,841,359	5,784
	Charoen Pokphand Foods PCL	8,216,528	5,771
	Central Retail Corp. PCL	5,047,597	5,768
[1]	Krung Thai Bank PCL	12,380,762	5,458
	Indorama Ventures PCL	3,943,515	5,164
	Home Product Center PCL	11,801,792	5,131
*	SCB X PCL NVDR	1,230,600	4,132
	BTS Group Holdings PCL	15,659,121	4,094
[1]	Krungthai Card PCL	2,361,521	3,948
[1]	Banpu PCL (Registered)	11,081,008	3,948
	Bangkok Expressway & Metro PCL	16,418,282	3,933
[1]	Bangkok Bank PCL NVDR	1,035,900	3,907
	Digital Telecommunications Infrastructure Fund Class F	9,393,439	3,862
	SCG Packaging PCL	2,297,400	3,681
	PTT Oil & Retail Business PCL	4,835,900	3,511
[1]	Thai Oil PCL	1,976,579	3,234
	TMBThanachart Bank PCL	82,352,296	3,103
	Kasikornbank PCL NVDR	658,837	2,917
	Bumrungrad Hospital PCL	599,705	2,794
	Osotspa PCL	2,721,791	2,760
	Electricity Generating PCL	560,079	2,710
	True Corp. PCL	18,337,762	2,568
	Thai Union Group PCL Class F	5,098,563	2,508
	Global Power Synergy PCL Class F	1,297,152	2,500
	Siam Makro PCL	1,990,087	2,169
	Carabao Group PCL Class F	662,177	2,105
	Bangkok Bank PCL (Registered)	544,702	2,055
	Ratch Group PCL	1,593,928	2,044
	Berli Jucker PCL	2,010,682	2,002
	Land & Houses PCL (Registered)	6,991,308	1,943
[1]	IRPC PCL	19,107,389	1,925
	Asset World Corp. PCL	13,585,008	1,901
[1]	Muangthai Capital PCL	1,405,462	1,882
	Land & Houses PCL NVDR	6,394,100	1,777
	Srisawad Corp. PCL	1,093,704	1,699
	Total Access Communication PCL	1,039,849	1,394
[1]	B Grimm Power PCL	1,402,152	1,322
		Shares	Market Value• ($000)
[1]	Sri Trang Gloves Thailand PCL	1,612,710	1,141
	Bangkok Life Assurance PCL	716,902	920
[1]	Siam City Cement PCL	177,239	785
[3]	Central Retail Corp. PCL (XBKK)	581,800	665
	Central Pattana PCL NVDR	258,400	453
	Intouch Holdings PCL NVDR	222,100	452
	Bumrungrad Hospital PCL NDVR	50,700	236
	Bangkok Life Assurance PCL NVDR	181,900	233
	Total Access Communication PCL NDVR	150,300	201
	Krung Thai Bank PCL NDVR	166,000	73
*	TTB W1 Warrants Exp. 4/21/23	823,523	8
			310,218
Turkey (0.1%)
	Eregli Demir ve Celik Fabrikalari TAS	2,515,961	5,666
	BIM Birlesik Magazalar A/S	923,102	5,186
	KOC Holding A/S	1,593,227	4,309
*	Turkiye Petrol Rafinerileri A/S	258,356	4,068
	Turkiye Garanti Bankasi A/S	3,930,189	3,965
	Turkcell Iletisim Hizmetleri A/S	2,338,167	3,392
	Turkiye Sise ve Cam Fabrikalari A/S	2,744,476	3,348
	Akbank TAS	4,928,199	2,953
*	Turk Hava Yollari AO	1,039,895	2,890
	Ford Otomotiv Sanayi A/S	121,562	2,442
	Aselsan Elektronik Sanayi Ve Ticaret A/S	1,411,167	2,322
	Haci Omer Sabanci Holding A/S	1,588,763	2,139
	Arcelik A/S	451,176	2,042
	Turkiye Is Bankasi A/S Class C	2,705,586	1,917
	Yapi ve Kredi Bankasi A/S	4,950,585	1,620
*	Petkim Petrokimya Holding A/S	2,280,255	1,464
	Enka Insaat ve Sanayi A/S	1,371,115	1,457
*	Sasa Polyester Sanayi A/S	308,687	1,331
	Coca-Cola Icecek A/S	144,317	1,197
	Tofas Turk Otomobil Fabrikasi A/S	218,952	1,160
*	Koza Altin Isletmeleri A/S	84,344	974
*	Gubre Fabrikalari TAS	146,594	792

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Anadolu Efes Biracilik Ve Malt Sanayii A/S	350,145	697
	Turk Telekomunikasyon A/S	883,304	598
	Iskenderun Demir ve Celik A/S	273,450	504
[3]	Enerjisa Enerji A/S	428,357	406
*	Turkiye Vakiflar Bankasi TAO Class D	1,160,767	347
			59,186
United Arab Emirates (0.4%)
	Emirates Telecommunications Group Co. PJSC	6,713,411	64,212
	First Abu Dhabi Bank PJSC	8,521,862	51,952
*	Alpha Dhabi Holding PJSC	2,492,849	18,312
	Abu Dhabi Commercial Bank PJSC	5,280,913	14,598
	Emaar Properties PJSC	7,655,571	13,205
	Aldar Properties PJSC	7,340,403	11,247
	Dubai Islamic Bank PJSC	5,389,038	9,426
	Abu Dhabi Islamic Bank PJSC	2,716,803	6,471
	Abu Dhabi National Oil Co. for Distribution PJSC	4,781,939	5,364
*	Dubai Electricity & Water Authority PJSC	4,702,461	3,623
	ADNOC Drilling Co. PJSC	2,837,158	2,771
	Dubai Investments PJSC	4,025,993	2,742
	Air Arabia PJSC	4,467,668	2,594
	Dana Gas PJSC	7,738,306	2,480
*	Emaar Development PJSC	1,561,250	2,185
	Dubai Financial Market PJSC	3,019,065	2,162
*	Al Seer Marine Supplies + Eq	327,654	1,172
	Aramex PJSC	276,460	306
			214,822
United Kingdom (10.0%)
	AstraZeneca plc	2,989,708	398,950
	Shell plc (XLON)	14,759,130	396,222
	HSBC Holdings plc	39,495,887	246,815
	Diageo plc	4,435,973	221,306
	GlaxoSmithKline plc	9,572,625	215,792
	British American Tobacco plc	4,397,728	184,319
	BP plc	36,988,291	178,572
	Glencore plc	25,291,016	155,835
	Rio Tinto plc	2,099,396	148,335
	Unilever plc	2,597,169	120,545
	Unilever plc (XLON)	2,332,227	108,426
	Anglo American plc	2,349,251	104,051
	National Grid plc	6,915,780	102,748
		Shares	Market Value• ($000)
	Reckitt Benckiser Group plc	1,219,000	95,064
	Vodafone Group plc	52,135,891	78,932
	Lloyds Banking Group plc	136,523,708	77,541
	Compass Group plc	3,456,338	72,935
	London Stock Exchange Group plc	702,021	69,213
	Prudential plc (XLON)	5,288,111	65,829
	RELX plc	2,115,761	63,030
	Experian plc	1,774,671	61,287
	CRH plc (XDUB)	1,497,315	59,625
	Barclays plc	32,206,286	59,200
	BAE Systems plc	6,157,105	56,871
	Ferguson plc	429,579	53,890
	Tesco plc	14,665,101	49,822
	SSE plc	2,042,554	47,440
	Ashtead Group plc	867,434	44,853
	RELX plc (XLON)	1,494,869	44,559
	Segro plc	2,332,791	39,056
	Imperial Brands plc	1,823,716	37,962
	Aviva plc	7,056,958	37,862
	Legal & General Group plc	11,458,146	35,716
	Standard Chartered plc	4,865,795	33,264
	3i Group plc	1,853,957	30,340
	BT Group plc	13,628,949	30,223
	WPP plc	2,224,930	27,733
	Smith & Nephew plc	1,707,936	27,683
	Natwest Group plc	9,885,837	26,522
	Croda International plc	261,417	25,391
	Bunzl plc	655,813	25,302
	Rentokil Initial plc	3,619,411	24,859
	Halma plc	738,163	22,658
	InterContinental Hotels Group plc	354,472	22,629
	Spirax-Sarco Engineering plc	142,386	21,485
*	Entain plc	1,135,276	21,332
	Smurfit Kappa Group plc	503,219	21,264
*	Informa plc	2,914,206	20,673
*	Flutter Entertainment plc (XDUB)	195,989	19,796
	Intertek Group plc	313,715	19,549
	Severn Trent plc	488,483	19,198
	United Utilities Group plc	1,300,540	18,689
	Next plc	247,271	18,521
	Sage Group plc	1,975,899	18,132
	Mondi plc (XLON)	934,905	17,563
*	Rolls-Royce Holdings plc	16,249,489	16,658
	St. James's Place plc	1,036,306	16,653
	Persimmon plc	614,688	16,009
	Burberry Group plc	780,902	15,411
	DCC plc	191,081	14,478
	Pearson plc	1,471,664	14,290
[3]	Auto Trader Group plc	1,808,812	14,275
	Smiths Group plc	767,486	14,044

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Meggitt plc	1,439,274	13,954
*	Flutter Entertainment plc	136,945	13,762
*	Whitbread plc	392,668	13,707
	Associated British Foods plc	677,263	13,553
	Admiral Group plc	429,841	13,530
	M&G plc	5,064,258	13,445
	Land Securities Group plc	1,387,618	13,014
	Kingfisher plc	4,087,798	12,891
	Antofagasta plc	669,788	12,822
	Rightmove plc	1,628,147	12,516
	Melrose Industries plc	8,398,942	12,204
	Barratt Developments plc	1,965,259	12,024
	Electrocomponents plc	908,308	11,856
	British Land Co. plc	1,800,500	11,598
*	Centrica plc	11,411,858	11,307
	Taylor Wimpey plc	7,000,014	11,009
*	Ocado Group plc	948,671	10,850
	B&M European Value Retail SA	1,735,812	10,635
	Howden Joinery Group plc	1,112,445	10,532
	Intermediate Capital Group plc	540,805	10,349
	Phoenix Group Holdings plc	1,359,502	10,297
	Berkeley Group Holdings plc	201,925	10,241
	DS Smith plc	2,480,785	10,194
	Johnson Matthey plc	369,929	10,176
	Abrdn plc	4,178,183	9,811
	J Sainsbury plc	3,319,839	9,686
	Weir Group plc	502,265	9,656
	Dechra Pharmaceuticals plc	205,226	9,300
	Tate & Lyle plc	909,688	8,842
	IMI plc	509,957	8,585
	Hargreaves Lansdown plc	736,338	8,430
[3]	ConvaTec Group plc	3,104,379	8,212
	Direct Line Insurance Group plc	2,537,112	8,052
	JD Sports Fashion plc	4,774,305	7,867
	Hiscox Ltd.	657,931	7,812
	Hikma Pharmaceuticals plc	331,901	7,797
	Schroders plc	219,022	7,732
	Coca-Cola HBC AG	374,204	7,587
[3]	Avast plc	1,062,098	7,530
	Royal Mail plc	1,755,197	7,523
	Derwent London plc	197,739	7,503
	Pennon Group plc	523,397	7,273
		Shares	Market Value• ($000)
	Bellway plc	239,383	7,271
	Travis Perkins plc	441,887	6,740
	HomeServe plc	541,186	6,651
	ITV plc	7,170,443	6,622
	AVEVA Group plc	227,285	6,109
*,1	TUI AG	2,090,244	5,959
*	easyJet plc	721,389	4,999
*	Wise plc Class A	835,934	4,096
*	International Consolidated Airlines Group SA	2,192,908	3,886
	Renishaw plc	66,598	3,520
	Fresnillo plc	359,288	3,477
[3]	Airtel Africa plc	1,738,243	3,181
*,3	Deliveroo plc Class A	2,103,351	2,907
	Dr. Martens plc	1,083,372	2,833
*	THG plc Class B	1,853,778	2,489
*	TechnipFMC plc	7,851	54
[2]	Evraz plc	1,117,658	—
*,2	NMC Health plc	140,418	—
			4,873,685
Total Common Stocks (Cost $41,073,576)			48,183,877
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[4,5]	Vanguard Market Liquidity Fund, 0.409% (Cost $534,864)	5,349,525	534,899
Total Investments (100.3%) (Cost $41,608,440)			48,718,776
Other Assets and Liabilities—Net (-0.3%)			(145,322)
Net Assets (100%)			48,573,454
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $419,940,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the aggregate value was $1,368,238,000, representing 2.8% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $450,366,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.

FTSE All-World ex-US Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2022	44	9,081	(489)
Euro Stoxx 50 Index	June 2022	104	4,099	96
FTSE 100 Index	June 2022	227	21,445	1,190
MSCI EAFE Index	June 2022	2,542	253,768	(5,345)
MSCI Emerging Markets Index	June 2022	2,229	117,847	960
S&P ASX 200 Index	June 2022	56	7,329	344
Topix Index	June 2022	60	8,798	680
				(2,564)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Deutsche Bank AG	6/15/22	AUD	35,898	USD	26,996	—	(1,611)
HSBC Bank plc	6/15/22	AUD	24,243	USD	18,226	—	(1,083)
UBS AG	6/2/22	CHF	17,351	USD	17,873	—	(8)
HSBC Bank plc	6/15/22	EUR	26,546	USD	28,965	—	(899)
State Street Bank & Trust Co.	6/15/22	GBP	1,673	USD	2,192	—	(88)
HSBC Bank plc	6/15/22	INR	2,612,963	USD	33,723	294	—
Deutsche Bank AG	6/6/22	INR	2,225,605	USD	29,047	—	(48)
State Street Bank & Trust Co.	6/15/22	JPY	967,410	USD	8,414	—	(947)
State Street Bank & Trust Co.	6/15/22	USD	48,311	AUD	65,756	1,811	—
Royal Bank of Canada	6/15/22	USD	18,616	CAD	23,796	95	—
UBS AG	6/15/22	USD	60,477	CHF	55,314	3,478	—
BANK OF AMERICA, N.A.	6/15/22	USD	17,259	CHF	16,014	757	—
BANK OF AMERICA, N.A.	6/2/22	USD	16,750	CHF	15,607	680	—
State Street Bank & Trust Co.	6/15/22	USD	39,389	EUR	35,967	1,363	—
Morgan Stanley Capital Services Inc.	6/2/22	USD	31,155	EUR	29,520	—	(32)
JPMorgan Chase Bank, N.A.	6/15/22	USD	17,152	EUR	15,690	564	—
Toronto-Dominion Bank	6/15/22	USD	10,871	EUR	9,810	499	—
HSBC Bank plc	6/15/22	USD	3,851	EUR	3,479	173	—
Deutsche Bank AG	6/15/22	USD	8,429	GBP	6,367	422	—
HSBC Bank plc	6/15/22	USD	8,288	GBP	6,298	368	—
Morgan Stanley Capital Services Inc.	6/15/22	USD	7,390	GBP	5,617	326	—
Royal Bank of Canada	6/15/22	USD	6,719	GBP	5,106	297	—
JPMorgan Chase Bank, N.A.	6/15/22	USD	1,279	GBP	978	49	—
Royal Bank of Canada	6/15/22	USD	3,448	HKD	26,935	12	—
Deutsche Bank AG	6/15/22	USD	59,578	JPY	7,256,523	3,568	—
BNP Paribas	6/15/22	USD	14,406	JPY	1,658,154	1,607	—

FTSE All-World ex-US Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	6/15/22	USD	4,744	JPY	585,450	225	—
State Street Bank & Trust Co.	6/15/22	USD	7,399	KRW	9,136,189	125	—
Goldman Sachs International	6/2/22	USD	7,626	SEK	72,575	229	—
Deutsche Bank AG	6/2/22	USD	7,625	SEK	72,575	228	—
						17,170	(4,716)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
SEK—Swedish krona.
USD—U.S. dollar.
At April 30, 2022, the counterparties had deposited in segregated accounts securities with a value of $7,437,000 and cash of $1,500,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund
Statement of Assets and Liabilities
As of April 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $41,073,576)	48,183,877
Affiliated Issuers (Cost $534,864)	534,899
Total Investments in Securities	48,718,776
Investment in Vanguard	1,740
Cash	10,514
Cash Collateral Pledged—Futures Contracts	22,825
Cash Collateral Pledged—Forward Currency Contracts	800
Foreign Currency, at Value (Cost $120,484)	118,674
Receivables for Investment Securities Sold	13,749
Receivables for Accrued Income	243,502
Receivables for Capital Shares Issued	13,689
Unrealized Appreciation—Forward Currency Contracts	17,170
Total Assets	49,161,439
Liabilities
Payables for Investment Securities Purchased	60,884
Collateral for Securities on Loan	450,366
Payables for Capital Shares Redeemed	7,169
Payables to Vanguard	1,565
Variation Margin Payable—Futures Contracts	2,585
Unrealized Depreciation—Forward Currency Contracts	4,716
Deferred Foreign Capital Gains Taxes	60,700
Total Liabilities	587,985
Net Assets	48,573,454
1 Includes $419,940 of securities on loan.

FTSE All-World ex-US Index Fund
Statement of Assets and Liabilities (continued)
At April 30, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	44,695,653
Total Distributable Earnings (Loss)	3,877,801
Net Assets	48,573,454

ETF Shares—Net Assets
Applicable to 609,281,804 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	32,881,672
Net Asset Value Per Share—ETF Shares	$53.97

Admiral Shares—Net Assets
Applicable to 226,562,380 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,601,662
Net Asset Value Per Share—Admiral Shares	$33.55

Institutional Shares—Net Assets
Applicable to 47,261,429 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,026,964
Net Asset Value Per Share—Institutional Shares	$106.37

Institutional Plus Shares—Net Assets
Applicable to 27,194,622 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,063,156
Net Asset Value Per Share—Institutional Plus Shares	$112.64

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund
Statement of Operations

Six Months Ended April 30, 2022
($000)
Investment Income
Income
Dividends[1]	712,973
Interest[2]	76
Securities Lending—Net	3,795
Total Income	716,844
Expenses
The Vanguard Group—Note B
Investment Advisory Services	920
Management and Administrative—ETF Shares	8,898
Management and Administrative—Admiral Shares	3,466
Management and Administrative—Institutional Shares	1,663
Management and Administrative—Institutional Plus Shares	744
Marketing and Distribution—ETF Shares	338
Marketing and Distribution—Admiral Shares	211
Marketing and Distribution—Institutional Shares	116
Marketing and Distribution—Institutional Plus Shares	79
Custodian Fees	2,742
Shareholders’ Reports—ETF Shares	312
Shareholders’ Reports—Admiral Shares	52
Shareholders’ Reports—Institutional Shares	14
Shareholders’ Reports—Institutional Plus Shares	4
Trustees’ Fees and Expenses	13
Other Expenses	417
Total Expenses	19,989
Net Investment Income	696,855
Realized Net Gain (Loss)
Investment Securities Sold[2]	(225,544)
Futures Contracts	(40,777)
Forward Currency Contracts	1,717
Foreign Currencies	(9,008)
Realized Net Gain (Loss)	(273,612)

FTSE All-World ex-US Index Fund
Statement of Operations (continued)
Six Months Ended April 30, 2022
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,3]	(7,171,111)
Futures Contracts	1,819
Forward Currency Contracts	12,363
Foreign Currencies	(12,420)
Change in Unrealized Appreciation (Depreciation)	(7,169,349)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,746,106)
1	Dividends are net of foreign withholding taxes of $68,090,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $66,000, ($61,000), $3,000, and $22,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($1,817,000).

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	696,855	1,328,368
Realized Net Gain (Loss)	(273,612)	61,245
Change in Unrealized Appreciation (Depreciation)	(7,169,349)	10,391,249
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,746,106)	11,780,862
Distributions
ETF Shares	(551,389)	(802,031)
Admiral Shares	(129,451)	(202,435)
Institutional Shares	(87,683)	(138,484)
Institutional Plus Shares	(62,540)	(98,843)
Total Distributions	(831,063)	(1,241,793)
Capital Share Transactions
ETF Shares	2,459,108	4,593,633
Admiral Shares	118,679	(75,871)
Institutional Shares	73,277	(158,514)
Institutional Plus Shares	(531,037)	(63,263)
Net Increase (Decrease) from Capital Share Transactions	2,120,027	4,295,985
Total Increase (Decrease)	(5,457,142)	14,835,054
Net Assets
Beginning of Period	54,030,596	39,195,542
End of Period	48,573,454	54,030,596

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$62.49	$49.33	$51.58	$47.79	$53.65	$44.60
Investment Operations
Net Investment Income[1]	.793	1.604	1.211	1.629	1.557	1.379
Net Realized and Unrealized Gain (Loss) on Investments	(8.362)	13.047	(2.166)	3.692	(5.911)	9.038
Total from Investment Operations	(7.569)	14.651	(.955)	5.321	(4.354)	10.417
Distributions
Dividends from Net Investment Income	(.951)	(1.491)	(1.295)	(1.531)	(1.506)	(1.367)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.951)	(1.491)	(1.295)	(1.531)	(1.506)	(1.367)
Net Asset Value, End of Period	$53.97	$62.49	$49.33	$51.58	$47.79	$53.65
Total Return	-12.24%	29.82%	-1.83%	11.42%	-8.37%	23.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$32,882	$35,493	$24,308	$24,652	$21,348	$21,640
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.08%	0.08%	0.09%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.66%	2.62%	2.46%	3.30%	2.91%	2.82%
Portfolio Turnover Rate[2]	1%	5%	4%	4%	6%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$38.84	$30.66	$32.06	$29.70	$33.35	$27.72
Investment Operations
Net Investment Income[1]	.481	.972	.750	1.010	.969	.855
Net Realized and Unrealized Gain (Loss) on Investments	(5.188)	8.121	(1.355)	2.289	(3.682)	5.625
Total from Investment Operations	(4.707)	9.093	(.605)	3.299	(2.713)	6.480
Distributions
Dividends from Net Investment Income	(.583)	(.913)	(.795)	(.939)	(.937)	(.850)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.583)	(.913)	(.795)	(.939)	(.937)	(.850)
Net Asset Value, End of Period	$33.55	$38.84	$30.66	$32.06	$29.70	$33.35
Total Return[2]	-12.26%	29.76%	-1.89%	11.38%	-8.37%	23.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,602	$8,667	$6,919	$6,717	$5,458	$5,304
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.59%	2.56%	2.46%	3.29%	2.89%	2.82%
Portfolio Turnover Rate[3]	1%	5%	4%	4%	6%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$123.14	$97.19	$101.64	$94.16	$105.72	$87.88
Investment Operations
Net Investment Income[1]	1.544	3.108	2.380	3.224	3.046	2.703
Net Realized and Unrealized Gain (Loss) on Investments	(16.448)	25.772	(4.281)	7.271	(11.621)	17.838
Total from Investment Operations	(14.904)	28.880	(1.901)	10.495	(8.575)	20.541
Distributions
Dividends from Net Investment Income	(1.866)	(2.930)	(2.549)	(3.015)	(2.985)	(2.701)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.866)	(2.930)	(2.549)	(3.015)	(2.985)	(2.701)
Net Asset Value, End of Period	$106.37	$123.14	$97.19	$101.64	$94.16	$105.72
Total Return	-12.24%	29.82%	-1.87%	11.42%	-8.35%	23.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,027	$5,753	$4,658	$4,991	$4,719	$5,532
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.62%	2.58%	2.45%	3.31%	2.92%	2.83%
Portfolio Turnover Rate[2]	1%	5%	4%	4%	6%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$130.41	$102.93	$107.63	$99.71	$111.96	$93.06
Investment Operations
Net Investment Income[1]	1.596	3.312	2.548	3.403	3.336	2.863
Net Realized and Unrealized Gain (Loss) on Investments	(17.378)	27.296	(4.528)	7.725	(12.397)	18.928
Total from Investment Operations	(15.782)	30.608	(1.980)	11.128	(9.061)	21.791
Distributions
Dividends from Net Investment Income	(1.988)	(3.128)	(2.720)	(3.208)	(3.189)	(2.891)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.988)	(3.128)	(2.720)	(3.208)	(3.189)	(2.891)
Net Asset Value, End of Period	$112.64	$130.41	$102.93	$107.63	$99.71	$111.96
Total Return	-12.24%	29.84%	-1.83%	11.43%	-8.33%	23.79%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,063	$4,118	$3,311	$2,793	$2,588	$2,731
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.55%	2.60%	2.48%	3.30%	2.94%	2.86%
Portfolio Turnover Rate[2]	1%	5%	4%	4%	6%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund
Notes to Financial Statements
Vanguard FTSE All-World ex-US Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated

FTSE All-World ex-US Index Fund
with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

FTSE All-World ex-US Index Fund
During the six months ended April 30, 2022, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple

FTSE All-World ex-US Index Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received and related professional fees incurred during the year, if any, are included in dividend income and other expenses, respectively. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

FTSE All-World ex-US Index Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2022, the fund had contributed to Vanguard capital in the amount of $1,740,000, representing less than 0.01% of the fund’s net assets and 0.70% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	4,555,286	23,078	—	4,578,364
Common Stocks—Other	803,041	42,791,078	11,394	43,605,513
Temporary Cash Investments	534,899	—	—	534,899
Total	5,893,226	42,814,156	11,394	48,718,776
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,270	—	—	3,270
Forward Currency Contracts	—	17,170	—	17,170
Total	3,270	17,170	—	20,440
Liabilities
Futures Contracts[1]	5,834	—	—	5,834
Forward Currency Contracts	—	4,716	—	4,716
Total	5,834	4,716	—	10,550
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

FTSE All-World ex-US Index Fund
D.	At April 30, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	3,270	—	3,270
Unrealized Appreciation—Forward Currency Contracts	—	17,170	17,170
Total Assets	3,270	17,170	20,440

Unrealized Depreciation—Futures Contracts[1]	5,834	—	5,834
Unrealized Depreciation—Forward Currency Contracts	—	4,716	4,716
Total Liabilities	5,834	4,716	10,550
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2022, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(40,777)	—	(40,777)
Forward Currency Contracts	—	1,717	1,717
Realized Net Gain (Loss) on Derivatives	(40,777)	1,717	(39,060)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	1,819	—	1,819
Forward Currency Contracts	—	12,363	12,363
Change in Unrealized Appreciation (Depreciation) on Derivatives	1,819	12,363	14,182
E.	As of April 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	42,001,756
Gross Unrealized Appreciation	12,692,140
Gross Unrealized Depreciation	(5,965,230)
Net Unrealized Appreciation (Depreciation)	6,726,910
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2021, the fund had available capital losses totaling $2,952,729,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

FTSE All-World ex-US Index Fund
F.	During the six months ended April 30, 2022, the fund purchased $2,732,288,000 of investment securities and sold $713,291,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,298,363,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	2,459,108	41,320	4,593,633	75,180
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	2,459,108	41,320	4,593,633	75,180
Admiral Shares
Issued	925,417	25,432	1,290,341	33,990
Issued in Lieu of Cash Distributions	100,111	2,707	156,591	4,131
Redeemed	(906,849)	(24,698)	(1,522,803)	(40,678)
Net Increase (Decrease)—Admiral Shares	118,679	3,441	(75,871)	(2,557)
Institutional Shares
Issued	665,591	5,651	1,228,357	10,176
Issued in Lieu of Cash Distributions	75,316	642	118,708	989
Redeemed	(667,630)	(5,752)	(1,505,579)	(12,372)
Net Increase (Decrease)—Institutional Shares	73,277	541	(158,514)	(1,207)
Institutional Plus Shares
Issued	216,317	1,715	928,541	7,493
Issued in Lieu of Cash Distributions	60,977	491	96,141	756
Redeemed	(808,331)	(6,586)	(1,087,945)	(8,842)
Net Increase (Decrease)—Institutional Plus Shares	(531,037)	(4,380)	(63,263)	(593)
H.	Management has determined that no events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in these financial statements.

FTSE All-World ex-US Small-Cap Index Fund
Fund Allocation
As of April 30, 2022
Canada	16.8%
Japan	12.4
United Kingdom	9.9
Taiwan	7.5
Australia	5.5
India	4.8
China	4.6
South Korea	4.5
Sweden	4.0
Germany	3.3
Switzerland	2.9
France	2.5
Thailand	1.7
Italy	1.7
Norway	1.5
Netherlands	1.4
Denmark	1.3
Spain	1.2
Brazil	1.2
Belgium	1.2
Hong Kong	1.0
Other	9.1
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

FTSE All-World ex-US Small-Cap Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.1%)
Australia (5.5%)
	Steadfast Group Ltd.	3,341,113	12,096
	Nine Entertainment Co. Holdings Ltd.	5,086,404	9,533
	Charter Hall Long Wale REIT	2,334,776	8,763
	nib holdings Ltd.	1,685,610	8,393
	Breville Group Ltd.	502,685	8,331
	Champion Iron Ltd.	1,623,349	8,229
*	Uniti Group Ltd.	2,280,506	7,875
	Reliance Worldwide Corp. Ltd.	2,859,308	7,846
	National Storage REIT	3,982,880	7,214
	ARB Corp. Ltd.	252,891	7,009
*	Corporate Travel Management Ltd.	388,304	7,006
	Technology One Ltd.	964,314	6,959
	Eagers Automotive Ltd.	728,117	6,730
	Link Administration Holdings Ltd.	1,868,197	6,615
	Perseus Mining Ltd.	4,602,997	6,405
	Healius Ltd.	2,011,032	6,328
[1]	Viva Energy Group Ltd.	3,212,574	6,303
*	AVZ Minerals Ltd.	9,016,968	6,058
*	Liontown Resources Ltd.	6,040,470	6,055
	Bapcor Ltd.	1,228,383	5,823
	GrainCorp Ltd. Class A	797,766	5,765
*	Lake Resources NL	4,193,045	5,631
		Shares	Market Value• ($000)
	Sandfire Resources Ltd. (XASX)	1,398,935	5,545
*	Core Lithium Ltd.	5,826,960	5,532
	BWP Trust	1,879,336	5,462
	IRESS Ltd.	703,448	5,411
	Charter Hall Retail REIT	1,713,943	5,354
	Elders Ltd.	530,483	5,333
*	Webjet Ltd.	1,278,286	5,304
	Chalice Mining Ltd.	1,086,694	5,217
	Centuria Industrial REIT	1,839,603	5,127
	HomeCo Daily Needs REIT	4,958,697	4,983
	Centuria Capital Group	2,559,036	4,971
	Pendal Group Ltd.	1,328,731	4,891
	Premier Investments Ltd.	274,576	4,865
	Waypoint REIT Ltd.	2,555,743	4,818
*	Paladin Energy Ltd.	7,711,709	4,244
	InvoCare Ltd.	490,989	4,213
	Ingenia Communities Group	1,272,831	4,190
	GUD Holdings Ltd.	456,985	4,105
*	Silver Lake Resources Ltd.	3,117,821	4,073
	Super Retail Group Ltd.	549,325	4,064
	Costa Group Holdings Ltd. (XASX)	1,708,615	3,996
[1]	Coronado Global Resources Inc. GDR	2,446,939	3,942
*	De Grey Mining Ltd.	4,604,987	3,874
	Nickel Mines Ltd.	4,221,932	3,870
	AUB Group Ltd.	237,760	3,850

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Johns Lyng Group Ltd.	610,744	3,823
	Arena REIT	1,124,209	3,805
	Abacus Property Group	1,643,176	3,771
	Bega Cheese Ltd.	1,066,169	3,763
	Credit Corp. Group Ltd.	193,277	3,696
	Gold Road Resources Ltd.	3,324,671	3,631
	Regis Resources Ltd.	2,396,474	3,511
	Cromwell Property Group	5,842,775	3,507
*	West African Resources Ltd.	3,571,023	3,407
	Brickworks Ltd.	204,561	3,398
	Lifestyle Communities Ltd.	322,241	3,396
*	EVENT Hospitality and Entertainment Ltd.	326,390	3,342
	Ramelius Resources Ltd.	3,129,477	3,324
*	ioneer Ltd.	7,142,275	3,318
*	Jervois Global Ltd.	5,099,868	3,239
	HUB24 Ltd.	193,749	3,236
	Charter Hall Social Infrastructure REIT	1,129,541	3,198
*	Firefinch Ltd.	4,148,000	3,195
*	Calix Ltd.	517,236	3,166
	Growthpoint Properties Australia Ltd.	1,028,143	3,162
*	Mincor Resources NL	1,745,029	3,069
*,2	Capricorn Metals Ltd.	1,049,724	3,054
*	Western Areas Ltd.	1,108,837	2,997
*	Syrah Resources Ltd.	2,162,065	2,945
*	Megaport Ltd.	494,820	2,940
	IPH Ltd.	545,435	2,892
*	Novonix Ltd.	799,000	2,831
	Netwealth Group Ltd.	308,526	2,794
	Genworth Mortgage Insurance Australia Ltd.	1,322,259	2,780
	St. Barbara Ltd.	2,941,008	2,749
*	Imugene Ltd.	18,308,338	2,740
	Blackmores Ltd.	53,551	2,712
	Rural Funds Group	1,238,005	2,661
	Kelsian Group Ltd.	478,257	2,650
		Shares	Market Value• ($000)
	United Malt Grp Ltd.	885,504	2,587
*	Nanosonics Ltd.	934,924	2,583
*	5E Advanced Materials Inc.	1,016,962	2,572
*	Omni Bridgeway Ltd.	1,083,987	2,547
	Collins Foods Ltd.	355,149	2,543
*	Karoon Energy Ltd.	1,702,348	2,445
*	PEXA Group Ltd.	194,410	2,438
[2]	Monadelphous Group Ltd.	326,201	2,430
*	Bellevue Gold Ltd.	3,581,243	2,410
	Home Consortium Ltd.	507,186	2,391
	Centuria Office REIT	1,538,479	2,372
	Hansen Technologies Ltd.	602,471	2,332
	Imdex Ltd.	1,297,710	2,277
*	Aussie Broadband Ltd.	578,115	2,248
	Lovisa Holdings Ltd.	190,289	2,179
	Data#3 Ltd.	530,461	2,154
*	Eclipx Group Ltd.	1,092,191	2,139
	Codan Ltd.	427,011	2,129
	G8 Education Ltd.	2,736,773	2,109
	Pinnacle Investment Management Group Ltd.	320,476	2,095
	Tassal Group Ltd.	787,287	2,087
	Irongate Group (XJSE)	1,532,565	2,077
	NRW Holdings Ltd.	1,471,896	2,007
	Austal Ltd.	1,376,274	1,959
*	Neometals Ltd.	1,798,006	1,951
	Select Harvests Ltd.	418,882	1,936
	Dexus Industria REIT	793,724	1,899
*,2	Temple & Webster Group Ltd.	460,050	1,878
*	Vulcan Energy Resources Ltd.	323,741	1,873
[2]	New Hope Corp. Ltd.	754,529	1,858
	Jumbo Interactive Ltd.	152,687	1,856
*	29Metals Ltd.	958,210	1,813
	SmartGroup Corp. Ltd.	288,471	1,807
	Clinuvel Pharmaceuticals Ltd.	154,229	1,774
	GWA Group Ltd.	1,109,708	1,773

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Hotel Property Investments	613,915	1,757
*	Telix Pharmaceuticals Ltd.	539,425	1,723
	Dicker Data Ltd.	185,151	1,712
	GDI Property Group	2,151,684	1,711
	Integral Diagnostics Ltd.	610,445	1,693
	Australian Clinical Labs Ltd.	465,598	1,680
*,2	Australian Strategic Materials Ltd.	374,114	1,656
	oOh!media Ltd.	1,499,124	1,641
*	PointsBet Holdings Ltd.	805,467	1,641
	McMillan Shakespeare Ltd.	192,412	1,605
	Australian Ethical Investment Ltd.	392,035	1,593
*	Seven West Media Ltd.	3,218,759	1,573
*,2	Mesoblast Ltd.	2,083,517	1,566
	Baby Bunting Group Ltd.	470,645	1,537
*,2	PolyNovo Ltd.	2,316,965	1,517
	Inghams Group Ltd.	686,545	1,486
	Perenti Global Ltd.	2,936,950	1,459
*,1	Life360 Inc. GDR	530,885	1,457
	Estia Health Ltd.	874,008	1,428
*	Australian Agricultural Co. Ltd.	1,143,347	1,387
[3]	Virtus Health Ltd.	238,259	1,378
	Westgold Resources Ltd.	1,190,645	1,375
	Sigma Healthcare Ltd.	3,885,727	1,370
	MyState Ltd.	390,378	1,367
*	EML Payments Ltd.	1,190,342	1,289
*	Aurelia Metals Ltd.	4,067,870	1,286
*,2	Zip Co. Ltd.	1,739,322	1,279
*	OFX Group Ltd.	711,905	1,278
*	Incannex Healthcare Ltd.	4,431,602	1,250
	Nick Scali Ltd.	174,321	1,244
	Money3 Corp. Ltd.	670,067	1,231
	Accent Group Ltd.	1,199,579	1,208
[2]	Emeco Holdings Ltd.	2,015,771	1,185
[2]	Mount Gibson Iron Ltd.	2,350,222	1,153
		Shares	Market Value• ($000)
*	Service Stream Ltd.	1,856,334	1,145
*,2	Tyro Payments Ltd.	1,321,075	1,129
	Pact Group Holdings Ltd.	692,987	1,119
*	Mayne Pharma Group Ltd.	5,460,676	1,091
*,2	nearmap Ltd.	1,284,630	1,088
*	Alkane Resources Ltd.	1,501,750	1,075
*	Cooper Energy Ltd.	5,230,845	1,068
	Infomedia Ltd.	1,158,194	1,029
*	Resolute Mining Ltd.	4,128,623	1,019
*	Betmakers Technology Group Ltd.	2,439,371	974
	Bravura Solutions Ltd.	730,701	969
	Southern Cross Media Group Ltd.	790,371	955
*	City Chic Collective Ltd.	458,555	954
*	Starpharma Holdings Ltd. Class A	1,519,254	910
	Navigator Global Investments Ltd.	784,154	896
*,2	Opthea Ltd.	1,207,447	865
*	Audinate Group Ltd.	201,707	863
*	Superloop Ltd.	1,289,163	860
*	Carnarvon Energy Ltd.	5,106,962	843
	Myer Holdings Ltd.	2,349,887	802
*	Praemium Ltd.	1,764,065	800
	Australian Finance Group Ltd.	561,452	799
*	Fineos Corp. Ltd. GDR	502,426	796
*,2	Andromeda Metals Ltd.	11,145,101	779
*,2	Kogan.com Ltd.	274,192	745
*,2	Electro Optic Systems Holdings Ltd.	451,175	693
	Jupiter Mines Ltd.	3,864,808	667
[2]	Humm Group Ltd.	1,105,217	640
*	Dubber Corp. Ltd.	881,413	636
*,2	Paradigm Biopharmaceuticals Ltd.	724,781	626
*,2	Bubs Australia Ltd.	2,021,870	620
	SG Fleet Group Ltd.	331,373	573
	Macmahon Holdings Ltd.	4,800,945	570

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	New Century Resources Ltd.	355,465	567
*	Nuix Ltd.	637,356	553
	Cedar Woods Properties Ltd.	166,885	546
	BWX Ltd.	411,260	541
[2]	Regis Healthcare Ltd.	357,557	528
*	Redbubble Ltd.	661,592	520
	MACA Ltd.	839,043	477
*	Dacian Gold Ltd.	2,637,806	428
*	PPK Group Ltd.	154,481	421
*,2	AMA Group Ltd.	1,879,304	366
*	Marley Spoon AG GDR	912,763	297
	Irongate Group	162,562	220
*	Minerals 260 Ltd.	411,515	137
*	Falcon Metals Ltd.	369,619	87
*	Lynas Rare Earths Ltd.	7,870	49
*	Pilbara Minerals Ltd.	23,460	45
*	Allkem Ltd.	5,426	45
	Newcrest Mining Ltd. (XASX)	317	6
			546,577
Austria (0.8%)
[1]	BAWAG Group AG	305,073	14,486
	Wienerberger AG	405,706	11,452
	IMMOFINANZ AG	239,447	5,793
	Mayr Melnhof Karton AG	30,498	5,367
	Lenzing AG	50,431	4,579
	AT&S Austria Technologie & Systemtechnik AG	84,999	4,352
	S IMMO AG	179,154	4,300
	CA Immobilien Anlagen AG	143,864	4,063
[2]	Oesterreichische Post AG	122,984	3,962
	Vienna Insurance Group AG Wiener Versicherung Gruppe	142,577	3,537
	UNIQA Insurance Group AG	437,519	3,336
	EVN AG	126,499	3,220
	Strabag SE (Bearer)	54,662	2,137
*	Schoeller-Bleckmann Oilfield Equipment AG	35,450	2,028
*	DO & CO AG	21,835	1,921
	Palfinger AG	37,254	944
*	Flughafen Wien AG	28,640	807
*	Porr AG	44,772	567
		Shares	Market Value• ($000)
	Agrana Beteiligungs AG	30,733	545
			77,396
Belgium (1.2%)
	Aedifica SA	128,512	15,233
	Cofinimmo SA	112,041	15,045
	Euronav NV	704,441	8,145
	VGP NV	28,501	7,413
	Barco NV	261,694	5,893
	Melexis NV	68,361	5,868
	Shurgard Self Storage SA	88,628	5,129
	Montea NV	42,688	5,097
	KBC Ancora	123,579	5,000
	Bekaert SA	134,795	4,997
	Fagron	231,602	4,344
	Xior Student Housing NV	77,245	4,126
	Gimv NV	69,187	3,970
*	Tessenderlo Group SA	110,792	3,879
	Befimmo SA	76,252	3,806
	Cie d'Entreprises CFE	24,489	3,199
	Retail Estates NV	38,624	2,942
*	Kinepolis Group NV	44,507	2,463
*,2	bpost SA	403,728	2,446
*	Ontex Group NV	321,617	2,228
*	AGFA-Gevaert NV	402,537	1,612
	Econocom Group SA NV	366,663	1,401
	Orange Belgium SA	70,205	1,361
*,2	Mithra Pharmaceuticals SA	77,353	754
	Van de Velde NV	15,329	630
	Wereldhave Belgium Comm VA	6,639	383
			117,364
Brazil (1.2%)
*	3R PETROLEUM OLEO E GAS SA	596,640	5,579
	Arezzo Industria e Comercio SA	220,651	3,993
	SLC Agricola SA	332,430	3,558
	Pet Center Comercio E Participacoes SA	1,137,101	3,503
	Santos Brasil Participacoes SA	2,327,812	3,338
*	Cogna Educacao	6,527,526	3,235
	Cia de Saneamento do Parana	798,898	3,195
	CSHG Logistica FI Imobiliario	95,363	3,164
	Kinea Indice de Precos FII	151,563	3,138

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Kinea Rendimentos Imobiliarios FII	133,528	2,754
	MRV Engenharia e Participacoes SA	1,307,692	2,730
*	Gol Linhas Aereas Inteligentes SA Preference Shares	861,855	2,652
	FII Iridium	122,627	2,647
	Minerva SA	987,567	2,623
	Kinea Renda Imobiliaria FII	85,830	2,377
	Light SA	1,260,851	2,277
	Fleury SA	779,108	2,272
*	Omega Energia SA	971,755	2,099
*	IRB Brasil Resseguros SA	3,719,401	2,084
	Alupar Investimento SA	387,509	2,060
	XP Log FII	100,707	1,995
	Aliansce Sonae Shopping Centers SA	463,940	1,980
	Cia de Saneamento de Minas Gerais-COPASA	696,523	1,925
*	CVC Brasil Operadora e Agencia de Viagens SA	713,833	1,915
*	Cia Brasileira de Aluminio	534,065	1,852
	Movida Participacoes SA	492,800	1,809
	Qualicorp Consultoria e Corretora de Seguros SA	661,100	1,774
	Vivara Participacoes SA	344,800	1,774
	AES Brasil Energia SA	785,612	1,756
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	245,912	1,691
	JHSF Participacoes SA	1,177,500	1,562
*	Grupo SBF SA	301,300	1,471
*	Anima Holding SA	1,297,131	1,456
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	251,600	1,435
		Shares	Market Value• ($000)
	Randon SAImplementos E Participacoes Preference Shares	664,188	1,433
	Cia Ferro Ligas da Bahia - FERBASA Preference Shares	152,000	1,404
	Banco do Estado do Rio Grande do Sul SA Class B Preference Shares	633,300	1,350
	BR Properties SA	713,706	1,289
	Iochpe Maxion SA	452,544	1,220
	Petroreconcavo SA	236,600	1,210
*	EcoRodovias Infraestrutura e Logistica SA	859,861	1,202
	Ez Tec Empreendimentos e Participacoes SA	376,600	1,193
	Ambipar Participacoes e Empreendimentos SA	167,400	1,190
*	Infracommerce CXAAS SA	799,949	1,165
	Taurus Armas SA Preference Shares	239,200	1,151
	Boa Vista Servicos SA	696,600	1,131
*	BK Brasil Operacao e Assessoria a Restaurantes SA	861,983	1,098
	Enauta Participacoes SA	258,400	1,079
	LOG Commercial Properties e Participacoes SA	222,765	1,078
*	Iguatemi SA (BVMF)	245,456	1,042
	Mahle-Metal Leve SA	194,000	971
	Lojas Quero Quero SA	548,800	955
*	Empreendimentos Pague Menos S/A	581,300	955
*	Hidrovias do Brasil SA	1,476,200	953
	Marcopolo SA Preference Shares	1,739,532	939

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	CM Hospitalar SA	299,800	891
	Fras-Le SA	385,099	862
*	Hospital Mater Dei SA	328,400	797
	Tupy SA	184,931	765
	Direcional Engenharia SA	321,894	749
	Camil Alimentos SA	414,100	719
	Blau Farmaceutica SA	139,800	704
[1]	Meliuz SA	1,751,795	666
	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	669,100	660
*	Oncoclinicas do Brasil Servicos Medicos SA	439,200	644
	Instituto Hermes Pardini SA	172,400	612
*	Sequoia Logistica E Transportes SA	273,600	593
	Guararapes Confeccoes SA	317,500	592
	Construtora Tenda SA	496,584	585
*	Multilaser Industrial SA	526,200	552
	Wiz Solucoes e Corretagem de Seguros SA	340,900	516
	MPM Corporeos SA	563,000	476
[1]	Ser Educacional SA	232,598	440
*	C&a Modas Ltda	375,000	332
	Even Construtora e Incorporadora SA	301,022	326
	Unipar Carbocloro SA Preference Shares	8,511	165
	CSHG Logistica Fi Imobiliari Depository Receipt	17,210	12
	Gol Linhas Aereas Inteligentes SA Rights Exp. 5/13/22	147,180	1
	Iguatemi SA	20	—
			120,340
Canada (16.6%)
	First Quantum Minerals Ltd.	1,983,036	56,852
	Tourmaline Oil Corp.	992,652	51,122
	WSP Global Inc.	414,123	48,296
	Emera Inc.	926,592	44,741
		Shares	Market Value• ($000)
	Open Text Corp.	957,353	38,342
	Cameco Corp.	1,422,995	36,742
	Algonquin Power & Utilities Corp.	2,399,314	34,739
	ARC Resources Ltd.	2,271,512	31,492
	West Fraser Timber Co. Ltd.	350,980	30,848
	Toromont Industries Ltd.	287,138	25,277
	TFI International Inc.	312,490	25,137
*	CAE Inc.	1,050,504	24,982
	Canadian Apartment Properties REIT	616,566	24,151
	Northland Power Inc.	798,312	24,093
	Gildan Activewear Inc.	676,313	22,917
	Kinross Gold Corp.	4,505,770	22,763
	CCL Industries Inc. Class B	519,901	22,667
	AltaGas Ltd.	990,351	22,649
	Ritchie Bros Auctioneers Inc.	389,115	21,433
	Lundin Mining Corp.	2,295,985	20,964
	RioCan REIT	1,114,943	20,830
	iA Financial Corp. Inc.	387,947	20,284
	TMX Group Ltd.	197,749	20,133
[2]	Keyera Corp.	786,326	19,507
	Empire Co. Ltd. Class A	580,271	19,165
	Yamana Gold Inc.	3,434,873	18,957
*	Descartes Systems Group Inc.	303,815	18,870
	Pan American Silver Corp.	734,660	18,214
	Stantec Inc.	395,944	18,175
	FirstService Corp.	133,331	16,625
*	MEG Energy Corp.	1,103,666	16,581
	SSR Mining Inc.	751,594	16,534
	Granite REIT	218,899	16,211
	Brookfield Infrastructure Corp. Class A	227,722	16,158
	Brookfield Renewable Corp. Class A (XTSE)	449,507	16,141
	Finning International Inc.	569,451	16,020
*	Ivanhoe Mines Ltd. Class A	1,992,714	15,977
	Onex Corp.	260,359	15,644
	Parkland Corp.	550,689	15,642

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	B2Gold Corp.	3,673,560	15,585
	Allied Properties REIT	447,222	14,527
	Quebecor Inc. Class B	590,584	13,897
	SNC-Lavalin Group Inc.	623,434	13,865
	Capital Power Corp.	410,007	13,475
	Crescent Point Energy Corp.	1,920,880	13,308
	GFL Environmental Inc.	436,846	13,160
[2]	Element Fleet Management Corp.	1,446,067	12,911
*,1	Nuvei Corp.	230,481	12,889
	Colliers International Group Inc.	112,808	12,456
	Tricon Capital Group Inc.	858,039	12,417
[2]	SmartCentres REIT	473,738	11,539
	Enerplus Corp.	918,059	11,248
	Vermilion Energy Inc.	571,682	11,139
*	Aritzia Inc.	312,113	11,115
	Methanex Corp.	220,060	11,030
*	Air Canada Class A	623,573	10,922
[2]	Choice Properties REIT	922,259	10,898
	Alamos Gold Inc. Class A	1,398,192	10,862
*	Kinaxis Inc.	96,732	10,704
	First Capital REIT	803,162	10,703
	Premium Brands Holdings Corp. Class A	130,556	10,659
	H&R REIT	1,049,797	10,444
[2]	BRP Inc.	127,044	10,292
*,2	BlackBerry Ltd.	1,794,575	10,268
	PrairieSky Royalty Ltd.	746,511	10,245
	Gibson Energy Inc.	531,595	10,122
	Atco Ltd. Class I	276,620	9,856
*	Turquoise Hill Resources Ltd.	350,796	9,571
*	Lightspeed Commerce Inc. (XTSE)	419,409	9,373
	Boyd Group Services Inc.	75,676	9,366
	Dream Industrial REIT	792,096	9,224
	Summit Industrial Income REIT	577,247	9,140
	Whitecap Resources Inc.	1,103,116	9,042
	TransAlta Corp.	825,606	8,856
	Boralex Inc. Class A	284,774	8,537
		Shares	Market Value• ($000)
	Parex Resources Inc.	430,246	8,386
*,2	Lithium Americas Corp.	330,390	8,328
	First Majestic Silver Corp.	805,152	8,317
	CI Financial Corp.	632,139	8,242
	Primo Water Corp.	560,146	8,193
	Chartwell Retirement Residences	827,954	7,863
	Canadian Western Bank	309,820	7,816
*	ATS Automation Tooling Systems Inc.	265,581	7,750
	Stelco Holdings Inc.	208,211	7,600
[2]	Ballard Power Systems Inc.	906,320	7,528
*	Bombardier Inc. Class B	7,467,212	7,324
	Osisko Gold Royalties Ltd. (XTSE)	584,349	7,192
	Centerra Gold Inc.	774,586	7,169
[2]	Cargojet Inc.	59,772	6,983
	Stella-Jones Inc.	236,635	6,539
	Innergex Renewable Energy Inc.	485,560	6,501
*	Equinox Gold Corp.	905,332	6,455
	Linamar Corp.	161,277	6,388
	Paramount Resources Ltd. Class A	260,036	6,287
*	Eldorado Gold Corp.	644,416	6,260
*	OceanaGold Corp.	2,509,165	6,250
[2]	Russel Metals Inc.	234,510	6,250
[2]	Boardwalk REIT	139,600	6,126
	Maple Leaf Foods Inc.	260,548	5,738
*	Novagold Resources Inc.	872,220	5,438
[2]	TransAlta Renewables Inc.	386,166	5,357
*,2	Canopy Growth Corp.	900,981	5,197
	Hudbay Minerals Inc.	799,008	5,119
	North West Co. Inc.	176,518	4,923
*	IAMGOLD Corp.	1,735,216	4,903
	Laurentian Bank of Canada	152,346	4,633
	Superior Plus Corp.	516,288	4,553
[2]	Home Capital Group Inc. Class B	175,800	4,385

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Celestica Inc.	380,276	4,274
	Enghouse Systems Ltd.	149,874	4,215
*	Canfor Corp.	214,523	4,088
	ECN Capital Corp.	869,173	3,938
*	Canada Goose Holdings Inc.	173,967	3,792
[2]	Westshore Terminals Investment Corp.	135,893	3,642
	Primaris REIT	338,461	3,641
*	Torex Gold Resources Inc.	318,896	3,570
	Winpak Ltd.	107,198	3,546
	Cascades Inc.	356,617	3,506
	Artis REIT	337,700	3,446
	Transcontinental Inc. Class A	272,633	3,413
	Mullen Group Ltd.	327,523	3,133
	Cogeco Communications Inc.	35,061	2,879
[2]	Dream Office REIT	129,879	2,629
	Aecon Group Inc.	221,270	2,578
*,2	Aurora Cannabis Inc.	755,589	2,294
[2]	Dye & Durham Ltd.	135,974	2,245
[2]	NFI Group Inc.	244,260	2,242
*,2	Cronos Group Inc.	725,681	2,186
[2]	Martinrea International Inc.	325,575	1,944
[2]	First National Financial Corp.	59,325	1,677
	GFL Environmental Inc. (XTSE)	41,029	1,236
	Osisko Gold Royalties Ltd.	68,782	846
*	Lightspeed Commerce Inc.	26,475	592
			1,657,065
Cayman Islands (0.0%)
	Glory Sun Land Group Ltd.	4,207	1
Chile (0.1%)
	Parque Arauco SA	2,392,616	2,009
	Empresa Nacional de Telecomunicaciones SA	475,233	1,736
	Aguas Andinas SA Class A	9,481,469	1,668
	Vina Concha y Toro SA	1,097,238	1,608
	SMU SA	15,323,080	1,428
	Engie Energia Chile SA	2,144,106	975
	Ripley Corp. SA	5,404,943	830
		Shares	Market Value• ($000)
	Salfacorp SA	2,503,020	763
	Inversiones Aguas Metropolitanas SA	1,842,778	724
	Inversiones La Construccion SA	121,904	495
	SONDA SA	1,274,564	439
			12,675
China (4.5%)
*	Daqo New Energy Corp. ADR	194,526	8,086
*,2	JinkoSolar Holding Co. Ltd. ADR	125,077	6,411
	Chinasoft International Ltd.	7,862,304	6,362
	Xtep International Holdings Ltd.	4,097,379	5,961
	China Overseas Property Holdings Ltd.	4,760,000	5,634
	Dongyue Group Ltd.	3,931,000	4,628
*	Canadian Solar Inc.	163,021	4,486
*,1,2	Weimob Inc.	6,774,000	3,970
	China Water Affairs Group Ltd.	3,589,600	3,941
*,1	Haichang Ocean Park Holdings Ltd.	5,698,000	3,815
	Hollysys Automation Technologies Ltd.	230,578	3,551
	Greentown Service Group Co. Ltd.	3,528,000	3,512
	China Grand Pharmaceutical and Healthcare Holdings Ltd. Class A	5,393,240	3,304
	Xinyi Energy Holdings Ltd.	6,134,000	3,281
	China Yongda Automobiles Services Holdings Ltd.	3,483,500	3,230
	COFCO Meat Holdings Ltd.	7,852,000	3,195
	C&D International Investment Group Ltd.	1,297,000	3,183
*,1	Linklogis Inc. Class B	3,289,000	3,138
	Fufeng Group Ltd.	6,223,864	3,118

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	China Datang Corp Renewable Power Co. Ltd. Class H	8,066,000	3,049
	CIFI Ever Sunshine Services Group Ltd.	2,272,000	3,009
*,1	InnoCare Pharma Ltd.	2,074,000	2,871
	Fu Shou Yuan International Group Ltd.	4,140,000	2,859
*	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	970,000	2,836
	Differ Group Holding Co. Ltd.	10,848,000	2,836
	Xinte Energy Co. Ltd. Class H	1,296,000	2,815
	SSY Group Ltd.	5,701,324	2,801
	Yuexiu REIT	6,635,013	2,650
*	Vnet Group Inc. ADR	435,132	2,598
*	Golden Solar New Energy Technology Holdings Ltd.	2,696,000	2,598
	Digital China Holdings Ltd.	5,492,588	2,584
	Sany Heavy Equipment International Holdings Co. Ltd.	2,727,000	2,569
*	Skyworth Group Ltd.	4,846,710	2,537
	China Education Group Holdings Ltd.	2,975,000	2,535
*,1	Kintor Pharmaceutical Ltd.	837,000	2,398
	China Oriental Group Co. Ltd.	9,008,000	2,383
*,1	New Horizon Health Ltd.	1,096,000	2,353
[2]	Sihuan Pharmaceutical Holdings Group Ltd.	14,610,000	2,306
[2]	CIMC Enric Holdings Ltd.	2,142,000	2,247
[1]	Genertec Universal Medical Group Co. Ltd.	3,480,309	2,236
*	Noah Holdings Ltd. ADR	124,287	2,233
[2]	Tianneng Power International Ltd.	2,674,468	2,228
	Hangzhou Steam Turbine Co. Ltd. Class B	1,291,701	2,212
		Shares	Market Value• ($000)
*	Lifetech Scientific Corp.	7,832,058	2,184
	China BlueChemical Ltd. Class H	6,318,000	2,172
	Lonking Holdings Ltd.	7,737,313	2,136
	FinVolution Group ADR	564,484	2,122
	China Risun Group Ltd.	4,182,000	2,105
	Zhongyu Gas Holdings Ltd.	2,383,000	2,093
	China Overseas Grand Oceans Group Ltd.	3,586,500	2,088
	PAX Global Technology Ltd.	2,416,062	2,083
*,2	China Dili Group	8,686,134	2,069
	NetDragon Websoft Holdings Ltd.	1,028,090	2,055
*,1,2	Alphamab Oncology	2,018,000	2,039
	Tong Ren Tang Technologies Co. Ltd. Class H	2,616,516	1,991
[1,2]	Zhou Hei Ya International Holdings Co. Ltd.	3,857,000	1,985
*	Sohu.com Ltd. ADR	128,162	1,984
	Guangdong Provincial Expressway Development Co. Ltd. Class B	2,632,204	1,980
*,2	XD Inc.	752,800	1,968
*,1,2	Venus MedTech Hangzhou Inc. Class H	1,049,500	1,927
	Gemdale Properties & Investment Corp. Ltd.	18,092,000	1,919
[3]	Shanghai Jin Jiang Capital Co. Ltd. Class H	4,617,480	1,828
[1,2]	Midea Real Estate Holding Ltd.	931,600	1,774
	CGN New Energy Holdings Co. Ltd.	4,032,720	1,765
	Hisense Home Appliances Group Co. Ltd. Class A	973,464	1,731
*,2	Canaan Inc. ADR	449,437	1,708
*	Helens International Holdings Co. Ltd.	1,238,000	1,704

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
[1]	Simcere Pharmaceutical Group Ltd.	1,586,000	1,691
*	Hainan Meilan International Airport Co. Ltd. Class H	871,000	1,647
	Concord New Energy Group Ltd.	17,420,000	1,603
	China SCE Group Holdings Ltd.	8,954,000	1,602
*,2	Yeahka Ltd.	612,000	1,592
	Yuexiu Transport Infrastructure Ltd.	2,456,000	1,567
*,1	Yidu Tech Inc.	1,456,900	1,514
	Poly Property Group Co. Ltd.	5,846,000	1,469
[2]	Tiangong International Co. Ltd.	4,388,000	1,447
	Bank of Chongqing Co. Ltd. Class H	2,472,343	1,400
	Zhuguang Holdings Group Co. Ltd.	7,576,000	1,381
*	Niu Technologies ADR	144,201	1,377
	Greatview Aseptic Packaging Co. Ltd.	4,980,000	1,354
[2]	China Modern Dairy Holdings Ltd.	9,282,000	1,351
	Sichuan Expressway Co. Ltd. Class A	2,147,932	1,348
	China Harmony New Energy Auto Holding Ltd.	2,777,500	1,300
	Sinopec Kantons Holdings Ltd.	3,809,962	1,296
*,1	Peijia Medical Ltd.	1,504,000	1,283
[3]	Henan Shenhuo Coal & Power Co. Ltd. Class A	689,543	1,253
[2]	Shoucheng Holdings Ltd.	9,063,246	1,238
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	965,000	1,231
*,2	Comba Telecom Systems Holdings Ltd.	7,215,959	1,212
*	Huangshan Tourism Development Co. Ltd. Class B	1,661,215	1,205
		Shares	Market Value• ($000)
	Consun Pharmaceutical Group Ltd.	2,040,000	1,189
*	HUYA Inc. ADR	287,184	1,186
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	630,796	1,165
	China Resources Medical Holdings Co. Ltd.	2,060,291	1,143
	Q Technology Group Co. Ltd.	1,597,000	1,124
	KWG Living Group Holdings Ltd.	2,959,350	1,113
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	258,600	1,111
[3]	Kaisa Group Holdings Ltd.	10,325,268	1,105
	Eastern Communications Co. Ltd. Class A	851,500	1,072
*	LexinFintech Holdings Ltd. ADR	416,110	1,065
[1]	China New Higher Education Group Ltd.	3,025,000	1,060
*,1	Mobvista Inc.	1,649,000	1,057
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	195,800	1,052
	Sinomine Resource Group Co. Ltd. Class A	81,900	1,015
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	1,477,800	1,010
	Times China Holdings Ltd.	2,835,693	1,005
	Sinofert Holdings Ltd.	5,978,000	997
[2]	Ronshine China Holdings Ltd.	3,339,000	987
*,1,2	Ascentage Pharma Group International	564,400	961
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	124,000	954
	TCL Electronics Holdings Ltd.	2,102,122	951
[2]	EHang Holdings Ltd. ADR	113,098	951
*	DouYu International Holdings Ltd. ADR	533,943	945

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*,1,2,3	CStone Pharmaceuticals	1,459,000	937
*,3	China Zhongwang Holdings Ltd.	4,366,000	935
	Shanghai Medicilon Inc. Class A	16,169	935
[2]	Kangji Medical Holdings Ltd.	1,008,500	928
	West China Cement Ltd.	5,899,200	928
*,1	Ocumension Therapeutics	762,000	915
[1,2]	Viva Biotech Holdings	2,869,500	903
*	SOHO China Ltd.	4,940,042	903
	Shenzhen Senior Technology Material Co. Ltd. Class A	282,805	897
[1]	Archosaur Games Inc.	948,000	897
*	Youdao Inc. ADR	122,480	882
*,1	Ascletis Pharma Inc.	1,632,000	875
	Bafang Electric Suzhou Co. Ltd. Class A	37,300	869
	SPIC Dongfang New Energy Corp. Class A	1,321,250	862
[1]	AK Medical Holdings Ltd.	1,590,000	861
*,1,2	Meitu Inc.	7,261,000	860
*	C&D Property Management Group Co. Ltd.	1,782,000	858
	Tian Lun Gas Holdings Ltd.	1,417,900	832
*	Gaotu Techedu Inc. ADR	518,765	825
[1,2]	Redco Properties Group Ltd.	2,958,000	823
	Xiamen Kingdomway Group Co. Class A	257,833	821
*	Tongdao Liepin Group	441,200	817
	Tofflon Science & Technology Group Co. Ltd. Class A	153,000	806
	Bethel Automotive Safety Systems Co. Ltd. Class A	92,900	800
	CMGE Technology Group Ltd.	3,045,200	799
	China Foods Ltd.	2,228,000	796
	China Shineway Pharmaceutical Group Ltd.	972,343	794
		Shares	Market Value• ($000)
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	955,200	788
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	281,925	783
	JNBY Design Ltd.	707,500	769
[1,2]	Hope Education Group Co. Ltd.	12,692,000	768
	Hexing Electrical Co. Ltd. Class A	446,462	765
[3]	China Aoyuan Group Ltd.	5,071,786	763
	China Dongxiang Group Co. Ltd.	13,285,000	757
	Jiangsu Azure Corp. Class A	266,900	754
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	229,900	745
	Zhejiang Cfmoto Power Co. Ltd. Class A	42,100	743
	Biem.L.Fdlkk Garment Co. Ltd. Class A	219,280	742
*,1	Medlive Technology Co. Ltd.	636,000	742
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	682,640	730
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	281,171	730
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	724,200	726
[1,2]	China Renaissance Holdings Ltd.	577,000	726
[1]	China Yuhua Education Corp. Ltd.	4,166,000	725
*	China High Speed Transmission Equipment Group Co. Ltd.	1,296,300	724
	Chacha Food Co. Ltd. Class A	89,786	721
	Anhui Jinhe Industrial Co. Ltd. Class A	125,400	718
	Wuhan DR Laser Technology Corp. Ltd. Class A	23,400	705

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Vats Liquor Chain Store Management JSC Ltd.	128,600	705
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	493,700	701
	Harbin Electric Co. Ltd. Class H	2,633,813	697
	Risen Energy Co. Ltd. Class A	213,700	696
*	Hi Sun Technology China Ltd.	5,739,101	691
	Sanquan Food Co. Ltd. Class A	233,200	690
	China South City Holdings Ltd.	7,250,000	684
	Zhejiang Orient Gene Biotech Co. Ltd. Class A	24,713	681
	Chengtun Mining Group Co. Ltd. Class A	646,038	676
*	Jilin Electric Power Co. Ltd. Class A	711,864	673
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	248,300	669
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	18,012	668
*	Sichuan Development Lomon Co. Ltd. Class A	432,800	659
	Beijing Cisri-Gaona Materials & Technology Co. Ltd. Class A	151,200	656
*,2	Beijing Enterprises Clean Energy Group Ltd.	68,700,000	654
	Hunan Zhongke Electric Co. Ltd. Class A	166,500	648
	Hangjin Technology Co. Ltd. Class A	148,703	636
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	13,102	636
		Shares	Market Value• ($000)
	Xi'an Triangle Defense Co. Ltd. Class A	107,920	631
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	60,352	628
	Health & Happiness H&H International Holdings Ltd.	568,000	624
	Wuxi NCE Power Co. Ltd. Class A	45,920	624
*	OneConnect Financial Technology Co. Ltd. ADR	453,605	621
	Shanghai Haohai Biological Technology Co. Ltd. Class A	52,608	621
	Sino Wealth Electronic Ltd. Class A	71,572	617
*	Shanghai Milkground Food Tech Co. Ltd. Class A	133,000	617
	PharmaBlock Sciences Nanjing Inc. Class A	53,300	615
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	111,900	612
*	Hubei Yihua Chemical Industry Co. Ltd. Class A	232,800	611
	Yuzhou Group Holdings Co. Ltd.	8,625,391	610
	Grandblue Environment Co. Ltd. Class A	217,872	609
	Central China Management Co. Ltd.	3,891,000	609
	China Kepei Education Group Ltd.	2,184,000	606
	Sinofibers Technology Co. Ltd. Class A	85,800	603
*	Dazhong Transportation Group Co. Ltd. Class B	2,183,735	602
*	Burning Rock Biotech Ltd. ADR	109,093	601

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Qingdao Haier Biomedical Co. Ltd. Class A	61,422	600
*	Shenzhen SED Industry Co. Ltd. Class A	293,400	600
	Qianhe Condiment and Food Co. Ltd. Class A	224,452	598
	Jiangsu Guotai International Group Co. Ltd. Class A	427,100	590
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	1,484,400	588
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	255,700	584
	Nantong Jianghai Capacitor Co. Ltd. Class A	203,500	584
	Shanghai Wanye Enterprises Co. Ltd. Class A	252,100	584
*	Zhongtian Financial Group Co. Ltd. Class A	1,790,700	580
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	285,800	579
*,1,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	900,600	576
*,1	Maoyan Entertainment	729,200	575
*	Shanghai Fudan Microelectronics Group Co. Ltd.Class A	69,083	575
	Anhui Guangxin Agrochemical Co. Ltd. Class A	106,600	575
	Guangdong Hongda Blasting Co. Ltd. Class A	191,174	573
	KBC Corp. Ltd. Class A	17,733	567
	GCL Energy Technology Co. Ltd.	290,100	565
[3]	Fire Rock Holdings Ltd.	7,890,000	563
		Shares	Market Value• ($000)
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	120,000	562
	State Grid Information & Communication Co. Ltd. Class A	303,100	562
[1]	China Everbright Greentech Ltd.	2,160,000	557
	Sichuan Shuangma Cement Co. Ltd. Class A	208,000	549
	Sunresin New Materials Co. Ltd. Class A	54,000	546
	Red Avenue New Materials Group Co. Ltd. Class A	144,400	545
	CPMC Holdings Ltd.	1,094,000	544
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	341,400	542
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	32,538	537
*	Shandong Head Co. Ltd. Class A	80,800	534
	Wuhu Token Science Co. Ltd. Class A	576,810	530
	Xiamen Xiangyu Co. Ltd. Class A (XSHG)	399,900	529
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	148,033	528
	Fangda Special Steel Technology Co. Ltd. Class A	416,988	528
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	682,200	527
*	China Railway Materials Co. Class A	1,236,263	513
	Xingda International Holdings Ltd.	2,854,000	512
	China Lilang Ltd.	1,060,000	512
*	Mianyang Fulin Precision Co. Ltd. Class A	171,000	511

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	701,300	503
	Jingjin Equipment Inc. Class A	92,635	503
	Hisense Home Appliances Group Co. Ltd. Class H	515,173	501
*	Roshow Technology Co. Ltd. Class A	423,400	501
	Nanjing Yunhai Special Metals Co. Ltd. Class A	189,500	500
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	28,800	495
*	Jiangsu Akcome Science & Technology Co. Ltd. Class A	1,202,200	494
	Quectel Wireless Solutions Co. Ltd. Class A	21,942	491
	COFCO Biotechnology Co. Ltd. Class A	397,500	491
	Yotrio Group Co. Ltd. Class A	979,300	488
	Chengdu Wintrue Holding Co. Ltd. Class A	234,900	488
	Zhongliang Holdings Group Co. Ltd.	1,509,000	484
	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	56,200	482
	Shenzhen Megmeet Electrical Co. Ltd. Class A	169,550	479
*	Southern Shuanglin Bio-pharmacy Co. Ltd. Class A	178,363	479
	Shanxi Blue Flame Holding Co. Ltd. Class A	291,800	478
	Shanghai Huace Navigation Technology Ltd. Class A	97,400	477
	Bank of Chongqing Co. Ltd. Class A	406,075	473
		Shares	Market Value• ($000)
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	223,100	471
	Shenzhen Sunlord Electronics Co. Ltd. Class A	124,598	470
*	Gree Real Estate Co. Ltd. Class A	605,435	469
	Qingling Motors Co. Ltd. Class H	2,606,929	465
	Hubei Dinglong Co. Ltd. Class A	187,212	465
	Lier Chemical Co. Ltd. Class A	147,280	465
	Greenland Hong Kong Holdings Ltd.	2,228,000	463
	China Publishing & Media Co. Ltd. Class A	671,805	458
	Infore Environment Technology Group Co. Ltd. Class A	671,165	451
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	103,300	450
	Shenzhen Leaguer Co. Ltd. Class A	394,400	450
	GCI Science & Technology Co. Ltd. Class A	157,500	449
[2]	Times Neighborhood Holdings Ltd.	1,662,000	448
	First Tractor Co. Ltd. Class H	912,954	446
	Suplet Power Co. Ltd. Class A	68,400	446
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	18,505	445
	Xinyu Iron & Steel Co. Ltd. Class A	511,863	441
	First Tractor Co. Ltd. Class A	287,300	440
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	91,400	439

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	148,500	439
*	Jiangsu Hoperun Software Co. Ltd. Class A	207,900	438
*	Beijing BDStar Navigation Co. Ltd. Class A	104,659	437
	Zhenro Properties Group Ltd.	5,682,000	437
*	Bohai Leasing Co. Ltd. Class A	1,376,000	431
	Guocheng Mining Co. Ltd. Class A	200,975	427
	Arcsoft Corp. Ltd. Class A	125,620	427
	Hongda Xingye Co. Ltd. Class A	807,800	421
	China Wafer Level Csp Co. Class A	94,200	420
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	330,300	419
	Shanghai Belling Co. Ltd. Class A	176,800	417
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	206,600	417
	Foran Energy Group Co. Ltd. Class A	309,910	416
	Shanghai Industrial Urban Development Group Ltd.	4,728,000	412
	Keshun Waterproof Technologies Co. Ltd. Class A	253,700	412
	Xinjiang Communications Construction Group Co. Ltd. Class A	150,600	412
	Sinocare Inc. Class A	182,300	411
	IKD Co. Ltd. Class A	255,200	411
	Shanxi Coking Co. Ltd. Class A (XSHG)	487,227	409
*,1,2	Koolearn Technology Holding Ltd.	941,500	408
		Shares	Market Value• ($000)
*	Inner Mongolia Xingye Mining Co. Ltd. Class A	403,700	408
*	Chongqing Iron & Steel Co. Ltd. Class A	1,457,567	404
	CNHTC Jinan Truck Co. Ltd. Class A	270,660	402
	Yantai Tayho Advanced Materials Co. Ltd. Class A	201,900	400
	Tech-Bank Food Co. Ltd. Class A	401,497	400
*	Beijing Jingyuntong Technology Co. Ltd. Class A	488,300	398
	Shanghai Haixin Group Co. Class B	1,321,500	397
	Hainan Strait Shipping Co. Ltd. Class A	532,050	397
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	358,524	396
*,2	LVGEM China Real Estate Investment Co. Ltd.	2,932,000	396
	China Automotive Engineering Research Institute Co. Ltd. Class A	209,200	396
	Jade Bird Fire Co. Ltd. Class A	80,000	396
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	58,500	395
	CTS International Logistics Corp. Ltd. Class A	291,080	395
	Wasu Media Holding Co. Ltd. Class A	349,737	394
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	77,627	392
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	776,000	391
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	354,600	390

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	97,440	390
	Beijing Dahao Technology Corp. Ltd. Class A	149,100	390
	Better Life Commercial Chain Share Co. Ltd. Class A	288,659	387
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	172,900	386
*,2	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	330,000	385
	Guangzhou Restaurant Group Co. Ltd. Class A	117,260	385
	China Express Airlines Co. Ltd. Class A	247,800	385
*	China Aluminum International Engineering Corp. Ltd. Class A	591,800	383
	Winall Hi-Tech Seed Co. Ltd. Class A	173,250	383
[1,2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	83,300	381
	Lushang Health Industry Development Co. Ltd. Class A	294,800	380
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	126,500	380
	Xianhe Co. Ltd. Class A	127,300	380
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	539,300	379
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	265,204	377
	Hebei Chengde Lolo Co. Class A	301,760	377
		Shares	Market Value• ($000)
	Anhui Genuine New Materials Co. Ltd. Class A	111,227	376
*	Chengzhi Co. Ltd. Class A	262,300	375
	Shanghai Liangxin Electrical Co. Ltd. Class A	233,240	375
	Jiangsu Boqian New Materia Class A	60,400	375
	Sunflower Pharmaceutical Group Co. Ltd. Class A	132,971	374
	Shenzhen Topband Co. Ltd. Class A	312,800	374
	Ligao Foods Co. Ltd. Class A	34,900	374
	INESA Intelligent Tech Inc. Class B	769,006	371
	Guangdong Dowstone Technology Co. Ltd. Class A	143,400	370
	COFCO Capital Holdings Co. Ltd. Class A	338,800	369
	Telling Telecommunication Holding Co. Ltd. Class A	275,400	368
*	Sonoscape Medical Corp. Class A	95,500	366
	Wellhope Foods Co. Ltd. Class A	304,700	366
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	196,400	366
	Yankershop Food Co. Ltd. Class A	34,500	364
	Zhende Medical Co. Ltd. Class A	72,925	361
	Lancy Co. Ltd. Class A	104,400	361
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	127,364	360
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	113,700	360
	FAWER Automotive Parts Co. Ltd. Class A	500,400	359

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Zhejiang Communications Technology Co. Ltd.	347,900	358
	MLS Co. Ltd. Class A	266,400	357
	Electric Connector Technology Co. Ltd. Class A	86,000	355
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	260,931	355
	QuakeSafe Technologies Co. Ltd. Class A	47,600	355
	SGIS Songshan Co. Ltd. Class A	637,100	354
	Xilinmen Furniture Co. Ltd. Class A	99,600	354
	Fujian Star-net Communication Co. Ltd. Class A	108,000	353
	B-Soft Co. Ltd. Class A	388,230	352
*	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	204,100	352
*	Kingnet Network Co. Ltd. Class A	513,400	349
	Shenzhen Tagen Group Co. Ltd. Class A	346,200	348
	Jinhui Liquor Co. Ltd. Class A	77,400	348
	Truking Technology Ltd. Class A	148,900	348
	Shenzhen Yinghe Technology Co. Ltd. Class A	129,496	346
	Hunan Aihua Group Co. Ltd. Class A	86,843	345
*	China Tungsten And Hightech Materials Co. Ltd. Class A	232,400	345
	Jinneng Science&Technology Co. Ltd. Class A	234,000	343
	Wuhan Jingce Electronic Group Co. Ltd. Class A	63,992	342
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	21,700	342
		Shares	Market Value• ($000)
	Jiangsu Shagang Co. Ltd. Class A	480,000	341
	Eoptolink Technology Inc. Ltd Class A	96,821	340
	PhiChem Corp. Class A	105,500	339
	Hangzhou Century Co. Ltd. Class A	477,100	335
	Kehua Data Co. Ltd. Class A	113,000	335
	Ningbo Peacebird Fashion Co. Ltd. Class A	121,100	335
	Shenzhen World Union Group Inc. Class A	679,900	333
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	518,200	330
[1]	Cathay Media And Education Group Inc.	2,027,000	329
	Guangdong Tapai Group Co. Ltd. Class A	247,328	328
	YanTai Shuangta Food Co. Ltd. Class A	301,100	327
*	Chengdu CORPRO Technology Co. Ltd. Class A	138,400	326
[3]	Shanghai Weaver Network Co. Ltd. Class A	51,188	325
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	142,500	325
	Zhejiang Narada Power Source Co. Ltd. Class A	199,900	324
	Grinm Advanced Materials Co. Ltd. Class A	156,900	321
	Guangdong Hybribio Biotech Co. Ltd. Class A	96,858	321
	Foryou Corp.	67,400	321
	Beijing North Star Co. Ltd. Class H	2,368,000	320
*	Qinghai Huzhu Tianyoude Class A	120,900	320
	Focused Photonics Hangzhou Inc. Class A	116,800	318

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Renhe Pharmacy Co. Ltd. Class A	346,200	316
	CGN Nuclear Technology Development Co. Ltd. Class A	252,324	316
	Riyue Heavy Industry Co. Ltd. Class A	129,000	316
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	167,000	314
	Shandong Bohui Paper Industrial Co. Ltd. Class A	293,658	314
	Amoy Diagnostics Co. Ltd. Class A	45,400	313
*	China CAMC Engineering Co. Ltd. Class A	241,200	313
	Beijing Compass Technology Development Co. Ltd. Class A	44,400	313
	Luyang Energy-Saving Materials Co. Ltd.	130,200	313
	Shanghai Chinafortune Co. Ltd. Class A	212,600	312
	Shenzhen Properties & Resources Development Group Ltd. Class A	173,000	312
	Shandong Longda Meat Foodstuff Co. Ltd. Class A	203,600	309
	Chengdu Kanghua Biological Products Co. Ltd. Class A	17,400	309
	Zhejiang Windey Co. Ltd. Class A	140,640	309
	Shenzhen Desay Battery Technology Co. Class A	66,035	308
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	235,599	308
	Black Peony Group Co. Ltd. Class A	228,740	308
		Shares	Market Value• ($000)
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	295,100	306
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	735,000	305
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	197,900	305
	Jenkem Technology Co. Ltd. Class A	12,615	305
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	176,900	304
	Victory Giant Technology Huizhou Co. Ltd. Class A	119,757	303
	Shenzhen Changhong Technology Co. Ltd. Class A	127,700	303
*	China Tianying Inc. Class A	469,700	302
	Shandong Shanda WIT Science & Tech Co. Ltd. Class A	60,200	302
	Tongyu Heavy Industry Co. Ltd. Class A	811,500	300
	Anhui Construction Engineering Group Co. Ltd. Class A	313,200	297
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	435,980	296
	Beijing Strong Biotechnologies Inc. Class A	138,200	295
	Sai Micro Electronics Inc. Class A	147,500	295
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	534,305	295
	Shanghai Bright Power Semiconductor Co. Ltd. Class A	13,967	295

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Shanghai Pret Composites Co. Ltd. Class A	186,864	292
	Wuhan Department Store Group Co. Ltd. Class A	188,173	292
*	Ningxia Zhongyin Cashmere Class A	1,104,900	292
*	Genetron Holdings Ltd. ADR	168,946	291
	ChemPartner PharmaTech Co. Ltd. Class A	204,900	289
	Gansu Shangfeng Cement Co. Ltd. Class A	91,600	289
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	54,500	289
	PCI Technology Group Co. Ltd. Class A	324,200	288
	Shenzhen Kstar Science And Technology Co. Ltd. Class A	133,100	287
	Riyue Heavy Industry Co. Ltd. Class A (XSHG)	116,900	287
	Accelink Technologies Co. Ltd. Class A	125,000	284
	BrightGene Bio-Medical Technology Co. Ltd. Class A	92,017	284
	Wuxi Boton Technology Co. Ltd. Class A	133,700	283
	Beijing Water Business Doctor Co. Ltd. Class A	221,500	281
*	Shengda Resources Co. Ltd. Class A	162,000	279
*	Innuovo Technology Co. Ltd. Class A	308,700	278
*	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	388,828	277
		Shares	Market Value• ($000)
	Suzhou TFC Optical Communication Co. Ltd. Class A	83,780	276
*	Orient Group Inc. Class A	685,200	276
	Yusys Technologies Co. Ltd. Class A	122,080	275
*	Luoyang Glass Co. Ltd. Class A	102,500	275
*	Sumavision Technologies Co. Ltd. Class A	393,700	274
	Longhua Technology Group Luoyang Co. Ltd. Class A	281,200	274
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	167,500	270
	Konfoong Materials International Co. Ltd. Class A	36,700	270
*	Yibin Tianyuan Group Co. Ltd. Class A	202,500	270
	Beibuwan Port Co. Ltd. Class A	234,519	266
	Beijing SuperMap Software Co. Ltd. Class A	106,000	265
*	Genimous Technology Co. Ltd. Class A	339,100	263
	Moon Environment Technology Co. Ltd. Class A	192,700	261
	Sino-Platinum Metals Co. Ltd. Class A	105,430	260
*	Guangzhou GRG Metrology & Test Co. Ltd. Class A	112,100	260
	Hangzhou Onechance Tech Corp. Class A	54,300	260
	Suzhou Good-Ark Electronics Co. Ltd. Class A	199,000	258

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	94,600	257
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	95,700	256
*	Sichuan Haite High-tech Co. Ltd. Class A	190,200	255
	Fibocom Wireless Inc. Class A	55,409	254
	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	88,000	254
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	61,600	250
	Digital China Group Co. Ltd. Class A	121,000	250
	Beijing Tongtech Co. Ltd. Class A	107,460	249
	Jiangxi Wannianqing Cement Co. Ltd. Class A	147,600	249
*	Talkweb Information System Co. Ltd. Class A	313,800	249
	CETC Digital Technology Co. Ltd. Class A	77,500	247
	Yijiahe Technology Co. Ltd. Class A	39,200	245
	Sino GeoPhysical Co. Ltd. Class A	83,000	244
	DeHua TB New Decoration Materials Co. Ltd. Class A	170,900	244
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	181,610	243
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	150,700	242
		Shares	Market Value• ($000)
*	Guangdong Advertising Group Co. Ltd. Class A	383,500	241
	Three's Co. Media Group Co. Ltd. Class A	13,500	241
	Jiuzhitang Co. Ltd. Class A	188,800	240
*	Grand Industrial Holding Group Co. Ltd.	130,900	240
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	169,403	239
	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	238,200	238
*	Jinlei Technology Co. Ltd. Class A	67,800	238
*	Henan Yuneng Holdings Co. Ltd. Class A	322,700	237
	Rongsheng Petrochemical Co. Ltd. Class A	234,055	236
	China Railway Tielong Container Logistics Co. Ltd. Class A	333,300	236
*	Luoniushan Co. Ltd. Class A	268,600	235
	Shanghai Maling Aquarius Co. Ltd. Class A	220,256	235
	Chengdu Leejun Industrial Co. Ltd. Class A	253,100	235
	Hainan Poly Pharm Co. Ltd. Class A	58,802	234
	Ningbo Huaxiang Electronic Co. Ltd. Class A	116,000	233
[3]	Gansu Qilianshan Cement Group Co. Ltd. Class A	142,500	232
	Hangzhou Dptech Technologies Co. Ltd. Class A	73,667	231
	IReader Technology Co. Ltd. Class A	112,300	230
	Wondershare Technology Group Co. Ltd. Class A	54,700	230

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	KPC Pharmaceuticals Inc. Class A	141,300	230
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	14,401	230
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	112,204	229
	Sinosteel Engineering & Technology Co. Ltd. Class A	268,300	229
	Realcan Pharmaceutical Group Co. Ltd. Class A	418,500	228
	Zhejiang Meida Industrial Co. Ltd. Class A	107,000	228
	Guizhou Gas Group Corp. Ltd. Class A	216,700	228
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	169,500	227
	CQ Pharmaceutical Holding Co. Ltd. Class A	310,300	227
*	Shenzhen Microgate Technology Co. Ltd. Class A	200,900	227
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	185,500	226
*	Visionox Technology Inc. Class A	252,200	224
	Zhejiang Hailide New Material Co. Ltd. Class A	315,400	224
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	51,016	223
	Client Service International Inc. Class A	117,300	222
	CSSC Science & Technology Co. Ltd. Class A	136,700	221
	Chow Tai Seng Jewellery Co. Ltd. Class A	116,250	221
	Chongqing Dima Industry Co. Ltd. Class A	670,000	221
		Shares	Market Value• ($000)
	Sichuan Jiuzhou Electric Co. Ltd. Class A	259,700	219
*	HyUnion Holding Co. Ltd. Class A	198,900	218
	Yonggao Co. Ltd. Class A	348,100	218
*	YaGuang Technology Group Co. Ltd. Class A	274,900	217
*	Bestway Marine & Energy Technology Co. Ltd. Class A	390,400	217
*	Guangdong Guanghua Sci Tech Class A	100,900	217
	Xinxiang Richful Lube Addi Class A	34,000	217
	Shantui Construction Machinery Co. Ltd. Class A	382,600	213
	Beijing VRV Software Corp. Ltd. Class A	348,300	211
*	Wuhan P&S Information Technology Co. Ltd. Class A	301,700	211
	Advanced Technology & Materials Co. Ltd. Class A	200,000	210
	JSTI Group Class A	176,900	210
	Guangzhou Zhiguang Electric Co. Ltd. Class A	202,900	210
	Tianjin Teda Co. Ltd. Class A	386,700	209
	YGSOFT Inc. Class A	241,308	209
	Shanghai AtHub Co. Ltd. Class A	60,200	209
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	261,700	209
	Guangdong Aofei Data Technology Co. Ltd. Class A	83,700	208
	Wuxi Taiji Industry Co. Ltd. Class A	206,468	207

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	China High Speed Railway Technology Co. Ltd. Class A	610,400	206
	Dongjiang Environmental Co. Ltd. Class A	235,599	205
	Beijing Ctrowell Technology Corp. Ltd. Class A	181,800	205
	Archermind Technology Nanjing Co. Ltd. Class A	38,100	205
*	Beijing Philisense Technology Co. Ltd. Class A	370,400	204
	Jin Tong Ling Technology Class A	383,000	204
	Eastern Communications Co. Ltd. Class B	497,550	203
	Xinxiang Chemical Fiber Co. Ltd. Class A	377,700	203
	Goldenmax International Technology Ltd. Class A	166,100	201
	Hangxiao Steel Structure Co. Ltd. Class A	390,200	201
	Western Region Gold Co. Ltd. Class A	117,867	201
	Konka Group Co. Ltd. Class A	295,400	200
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	131,300	199
*	China Fangda Group Co. Ltd. Class B	768,361	198
	Zhejiang Wanma Co. Ltd. Class A	201,800	198
	Sunward Intelligent Equipment Co. Ltd. Class A	200,700	198
*	Aotecar New Energy Technology Co. Ltd. Class A	579,100	197
	Shaanxi Construction Machinery Co. Ltd. Class A	184,500	197
		Shares	Market Value• ($000)
	Hangzhou Boiler Group Co. Ltd. Class A	97,700	197
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	138,300	196
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	114,600	195
	Tangrenshen Group Co. Ltd. Class A	171,600	195
	Shanghai Jin Jiang Online Network Service Co. Ltd. Class B	331,890	192
	DBG Technology Co. Ltd. Class A	143,060	192
	Xinhuanet Co. Ltd. Class A	84,900	192
	City Development Environment Co. Ltd. Class A	139,720	192
	Zhuhai Port Co. Ltd. Class A	236,200	191
*	Beijing Orient Landscape & Environment Co. Ltd. Class A	568,600	190
	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	291,200	189
	Hanwei Electronics Group Class A	84,000	189
	Beijing Sanlian Hope Shin Class A	81,000	189
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	239,600	188
	Hand Enterprise Solutions Co. Ltd. Class A	160,100	188
	5I5J Holding Group Co. Ltd. Class A	434,300	188
*	Gohigh Data Networks Technology Co. Ltd. Class A	296,900	188
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	115,700	187

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	171,969	186
*	Nanfang Zhongjin Environment Co. Ltd. Class A	479,700	186
	Bear Electric Appliance Co. Ltd. Class A	25,700	186
	Changchun Faway Automobile Components Co. Ltd. Class A	148,560	185
	Beijing GeoEnviron Engineering & Technology Inc. Class A	85,605	185
*	Beijing Watertek Information Technology Co. Ltd. Class A	440,600	184
*	Tus Environmental Science And Technology Development Co. Ltd. Class A	391,700	183
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A	96,600	183
	Shenzhen Sunline Tech Co. Ltd. Class A	133,900	182
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	203,900	182
	China Harzone Industry Corp. Ltd. Class A	174,200	181
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	297,528	179
	EIT Environmental Development Group Co. Ltd. Class A	60,896	179
	Inner Mongolia M-Grass Ecology And Enviroment Group Co. Ltd. Class A	323,600	179
	Edifier Technology Co. Ltd. Class A	160,900	178
		Shares	Market Value• ($000)
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	140,800	176
	Shenzhen FRD Science & Technology Co. Ltd.	114,643	175
	Huafu Fashion Co. Ltd. Class A	316,500	174
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	147,897	173
	Zhejiang Zhongcheng Packing Material Co. Ltd. Class A	232,200	173
*	Anhui Tatfook Technology Co. Ltd. Class A	166,884	173
*	CSG Smart Science&Technology Co. Ltd. Class A	181,900	172
	Changying Xinzhi Technology Co. Ltd. Class A	103,400	172
*	Hongli Zhihui Group Co. Ltd. Class A	162,300	172
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	82,700	171
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class T	313,743	170
	Suzhou Electrical Apparatus Science Academy Co. Ltd. Class A	193,900	170
	Shandong Dawn Polymer Co. Ltd. Class A	73,500	169
*	INKON Life Technology Co. Ltd. Class A	141,100	168
	Chengdu Hongqi Chain Co. Ltd. Class A	222,600	167
	Xiamen Jihong Technology Co. Ltd. Class A	101,000	166
	Hangcha Group Co. Ltd. Class A	74,547	165

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	57,300	165
*	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	109,500	164
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	132,800	163
	Shanghai Yaoji Technology Co. Ltd. Class A	73,800	162
	ZheJiang Dali Technology Co. Ltd. Class A	100,920	162
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	309,500	160
	Edan Instruments Inc. Class A	122,400	159
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	277,500	158
	Shanghai Kinetic Medical Co. Ltd. Class A	150,248	158
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	48,400	158
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	125,160	157
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	139,141	157
	Canny Elevator Co. Ltd. Class A	145,500	156
	Chongqing Zaisheng Technology Corp. Ltd. Class A	182,980	155
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	158,200	154
	Unilumin Group Co. Ltd. Class A	182,800	154
		Shares	Market Value• ($000)
	Beijing Thunisoft Corp. Ltd. Class A	149,100	153
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	35,340	151
	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	308,200	150
*	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	146,200	148
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	129,300	147
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	180,843	147
	Guangdong Topstar Technology Co. Ltd. Class A	100,620	147
*	Markor International Home Furnishings Co. Ltd. Class A	328,810	147
*	Sichuan Languang Development Co. Ltd. Class A	560,100	145
*	Zhejiang Jingu Co. Ltd. Class A	185,200	144
	Rainbow Digital Commercial Co. Ltd. Class A	141,500	144
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	26,894	144
	Hwa Create Co. Ltd. Class A	139,200	143
	Shenzhen Das Intellitech Co. Ltd. Class A	350,600	142
	Shenzhen Center Power Tech Co. Ltd. Class A	85,800	142
	Henan Yuguang Gold & Lead Co. Ltd. Class A	199,800	142

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Guomai Technologies Inc. Class A	182,500	141
	CITIC Press Corp. Class A	51,600	141
	Monalisa Group Co. Ltd. Class A	70,100	139
	Shanxi Coking Co. Ltd. Class A	165,100	139
	Tibet Tianlu Co. Ltd. Class A	164,500	138
	Kunming Yunnei Power Co. Ltd. Class A	364,400	138
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	131,900	138
	Shanghai Runda Medical Technology Co. Ltd. Class A	98,600	135
*	Berry Genomics Co. Ltd. Class A	67,900	133
	Zhuhai Bojay Electronics Co. Ltd. Class A	27,100	132
	Zhongfu Information Inc. Class A	50,100	131
	Dare Power Dekor Home Co. Ltd. Class A	101,400	130
*	Chongqing Iron & Steel Co. Ltd. Class H	903,500	129
	Shenzhen Gongjin Electronics Co. Ltd. Class A	126,600	128
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A	92,900	126
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	57,100	126
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	32,700	124
	China Publishing & Media Co. Ltd. Class A (XSHG)	178,100	121
	Vatti Corp. Ltd. Class A	157,100	120
		Shares	Market Value• ($000)
	Skyfame Realty Holdings Ltd.	11,124,000	120
	Shenzhen Jieshun Science And Technology Industry Co. Ltd. Class A	115,900	119
	Feitian Technologies Co. Ltd. Class A	80,800	119
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	27,800	117
	Guangxi Wuzhou Communications Co. Ltd. Class A	192,320	113
	Streamax Technology Co. Ltd. Class A	33,800	113
	Shenzhen Comix Group Co. Ltd. Class A	134,500	111
	Jiangsu Huaxicun Co. Ltd. Class A	159,800	110
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	87,400	105
*	Shenzhen SDG Information Co. Ltd. Class A	149,300	104
	Shenzhen Sinovatio Technology Co. Ltd. Class A	31,987	103
	Fujian Green Pine Co. Ltd. Class A	114,900	103
	Beken Corp. Class A	22,300	101
*,3	Boshiwa International Ltd.	469,000	100
	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A	70,880	98
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	73,397	89
	Fujian Cement Inc. Class A	87,200	85
	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	74,500	81

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Shenzhen Anche Technologies Co. Ltd. Class A	38,200	74
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	158,000	63
	Chaowei Power Holdings Ltd.	294,854	63
*,2,3	China Fishery Group Ltd.	1,088,512	60
[3]	Colour Life Services Group Co. Ltd.	748,370	59
	Guangxi Wuzhou Communications Co. Ltd. Class A (XSHG)	92,560	54
	China Suntien Green Energy Corp. Ltd. Class H	88,000	50
	Beijing North Star Co. Ltd. Class A	101,400	35
[3]	Fantasia Holdings Group Co. Ltd.	1,143,000	29
*,3	Real Gold Mining Ltd.	239,476	26
	Beken Corp.	5,400	24
	Hebei Huijin Group Co. Ltd. Class A	25,900	24
	Chongqing Zaisheng Technology Corp. Ltd. Class A (XSSC)	13,720	12
	Xiamen Xiangyu Co. Ltd. Class A	7,233	10
	Hebei Construction Group Corp. Ltd. Class H	74,735	9
	Wisdom Education International Holdings Co. Ltd.	190,000	7
*	Shanxi Meijin Energy Co. Ltd. Class A	4,700	7
*,2,3	Midas Holdings Ltd.	2,619,447	—
*,3	China High Precision Automation Group Ltd.	401,000	—
*,3	China Lumena New Materials Corp.	98,750	—
		Shares	Market Value• ($000)
*,3	China Animal Healthcare Ltd.	1,003,918	—
			450,407
Colombia (0.0%)
	Banco Davivienda SA Preference Shares	372,349	3,123
Czech Republic (0.0%)
	Philip Morris CR A/S	1,601	1,206
Denmark (1.3%)
	Ringkjoebing Landbobank A/S	103,231	12,659
*	Jyske Bank A/S (Registered)	197,484	10,920
*	ISS A/S	643,473	10,562
*	Alaska Air Group Inc. (XCSE)	468,335	10,216
	Topdanmark A/S	149,439	8,386
*	NKT A/S	160,205	7,635
	Sydbank A/S	216,712	7,449
[1]	Netcompany Group A/S	121,592	6,762
	Chemometec A/S	54,951	6,212
	FLSmidth & Co. A/S	196,952	5,399
	Alm Brand A/S	2,842,333	4,906
[1]	Scandinavian Tobacco Group A/S Class A	233,954	4,877
*	Bavarian Nordic A/S	253,680	4,813
	Dfds A/S	102,516	3,970
*	Drilling Co. of 1972 A/S	78,649	3,922
	Spar Nord Bank A/S	302,878	3,846
	Schouw & Co. A/S	46,374	3,545
	D/S Norden A/S	84,846	3,152
*	NTG Nordic Transport Group A/S Class A	56,234	3,053
*	Nilfisk Holding A/S	93,620	2,621
*	Zealand Pharma A/S	169,445	1,910
			126,815
Egypt (0.1%)
*	Egyptian Financial Group-Hermes Holding Co.	3,106,881	2,854
	Talaat Moustafa Group	3,748,596	1,767
	Medinet Nasr Housing	7,075,968	921
	Palm Hills Developments SAE	4,417,514	396
	Oriental Weavers	782,082	325

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Pioneers Properties	2,012,595	217
*	Gadwa for Industrial Development	3,137,925	124
*	Aspire Capital Holding for Financial Investments	6,799,914	89
			6,693
Finland (0.7%)
	TietoEVRY OYJ (XHEL)	298,183	7,481
*	Konecranes OYJ Class A	261,512	7,350
	Metsa Board OYJ	644,143	6,942
	Cargotec OYJ Class B	178,486	6,180
*	QT Group OYJ	68,212	5,943
	Outokumpu OYJ	1,135,134	5,573
	Kemira OYJ	360,636	4,731
	Sanoma OYJ	294,679	3,722
	Revenio Group OYJ	77,821	3,703
	Uponor OYJ	202,282	3,554
[1]	Terveystalo OYJ	278,765	3,122
	YIT OYJ	622,106	2,504
	Citycon OYJ	317,697	2,258
	Tokmanni Group Corp.	164,135	2,133
*	WithSecure OYJ	359,756	1,965
	TietoEVRY OYJ	56,975	1,419
	Oriola OYJ Class B	473,337	1,029
*,2	Finnair OYJ	1,948,469	960
	Raisio OYJ Class V	365,419	856
*,3	Ahlstrom-Munksjo OYJ Rights	29,401	553
			71,978
France (2.5%)
	Alten SA	103,050	13,830
	SES SA Class A GDR	1,377,775	12,328
	Gaztransport Et Technigaz SA	102,416	12,195
*	Elis SA (XPAR)	794,688	11,397
	SPIE SA	459,118	10,806
	Nexans SA	103,968	9,470
	Sopra Steria Group SACA	52,147	9,242
	Rubis SCA	328,674	8,742
	Eutelsat Communications SA	660,902	7,345
[1]	Verallia SA	245,295	6,743
	IPSOS	133,894	6,446
*	Vallourec SA	538,150	6,341
	Virbac SA	15,503	6,259
*	Technip Energies NV	488,861	5,941
	Societe BIC SA	91,917	5,485
	Imerys SA	137,125	5,395
	Nexity SA	162,850	4,945
	Korian SA	221,506	4,652
		Shares	Market Value• ($000)
	Metropole Television SA	243,686	4,522
	Coface SA	368,469	4,417
*,2	Air France-KLM	1,022,224	4,211
	Rothschild & Co.	103,217	4,044
*	Eramet SA	30,312	4,040
	Lagardere SA	152,256	3,988
	Trigano SA	30,565	3,938
*,2	Valneva SE	304,823	3,903
*,2	Casino Guichard Perrachon SA	182,843	3,204
	Fnac Darty SA	64,094	3,173
	Television Francaise 1	359,390	3,044
	Albioma SA Loyalty Shares	55,888	2,971
[1]	Maisons du Monde SA	171,832	2,931
	Derichebourg SA	324,185	2,926
	Interparfums SA	50,995	2,829
*	CGG SA	2,455,915	2,825
	Quadient SA	143,469	2,683
*	ID Logistics Group	8,102	2,580
	Mercialys SA	230,287	2,224
	Altarea SCA	14,500	2,219
	Carmila SA	139,892	2,176
	PEUGEOT Investment	19,037	2,127
*	Voltalia SA (Registered)	96,482	2,038
	Vicat SA	65,635	1,974
	Vetoquinol SA	14,508	1,889
	Mersen SA	52,948	1,751
*	Solutions 30 SE	300,203	1,741
*	Beneteau SA	134,621	1,690
*	SES-imagotag SA	18,019	1,657
	Albioma	27,887	1,482
*,1	Elior Group SA	450,177	1,375
*,1	X-Fab Silicon Foundries SE	190,481	1,348
*	Etablissements Maurel et Prom SA	253,087	1,154
	Pharmagest Interactive	13,692	1,100
	Vilmorin & Cie SA	22,234	1,056
	Manitou BF SA	41,765	948
*,1	SMCP SA	136,302	886
	Jacquet Metals SACA	37,532	808
*	GL Events	41,305	768
*	Lisi	31,889	721
	Bonduelle SCA	39,068	659
*	Believe SA	50,767	619
	Albioma SA (XPAR)	11,453	609
	Lisi (XPAR)	23,758	537
	Guerbet	18,571	484
	AKWEL	21,631	397
	Boiron SA	8,023	352
*,1,2	Aramis Group SAS	60,452	352
*	Tarkett SA	24,374	342
	Lisi SA Prime De Fidelite	3,729	84

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*,2,3	Bourbon Corp.	12,121	—
*,3	Bourbon SA	28,437	—
			247,358
Germany (3.3%)
*	K+S AG (Registered)	692,073	23,245
	Aurubis AG	126,904	14,421
	Freenet AG	441,665	12,220
	HUGO BOSS AG	190,989	10,711
	AIXTRON SE	385,340	9,879
[1]	Befesa SA	148,168	9,253
	TAG Immobilien AG	444,878	8,891
	Encavis AG	374,186	8,169
	Gerresheimer AG	111,170	7,722
	Aareal Bank AG	213,850	7,287
[2]	Siltronic AG	73,859	6,936
*,1	TeamViewer AG	558,259	6,699
	CANCOM SE	134,353	6,488
	Grand City Properties SA	357,430	6,310
[2]	ProSiebenSat.1 Media SE	543,763	6,256
[1]	Deutsche Pfandbriefbank AG	457,150	5,754
	Software AG	181,025	5,572
*	Salzgitter AG	131,437	5,456
	Stroeer SE & Co. KGaA	90,333	5,404
	Jenoptik AG	189,074	5,315
*,2	Nordex SE	361,985	5,224
	VERBIO Vereinigte BioEnergie AG	69,295	4,911
*	flatexDEGIRO AG	285,989	4,885
	CompuGroup Medical SE & Co. KGaA	90,942	4,861
	Duerr AG	175,910	4,572
	Jungheinrich AG Preference Shares	176,106	4,307
	Stabilus SA	91,086	4,290
	Pfeiffer Vacuum Technology AG	23,594	4,200
	Krones AG	54,098	4,177
*	Hypoport SE	14,907	4,121
	Suedzucker AG	287,141	3,740
	Bilfinger SE	89,249	3,592
*	Kloeckner & Co. SE Preference Shares	277,676	3,577
	Dermapharm Holding SE	61,607	3,483
[2]	S&T AG	200,719	3,393
	Deutsche EuroShop AG	203,792	3,377
	Hornbach Holding AG & Co. KGaA	28,040	3,357
*	Nagarro SE	23,751	3,339
*	Vitesco Technologies Group AG Class A	80,011	3,215
		Shares	Market Value• ($000)
[2]	STRATEC SE	27,871	3,155
	Hensoldt AG	108,201	3,013
	PATRIZIA AG	175,813	3,007
*	Synlab AG	193,365	2,886
	Norma Group SE	116,632	2,877
	KWS Saat SE & Co. KGaA	38,915	2,872
*	MorphoSys AG	118,339	2,534
	BayWa AG	53,126	2,534
	Adesso SE	12,901	2,529
	DIC Asset AG	175,872	2,460
[1,2]	ADLER Group SA	322,473	2,457
[1]	Instone Real Estate Group SE	158,283	2,430
	CECONOMY AG	707,621	2,424
	GFT Technologies SE	59,977	2,382
	Indus Holding AG	82,094	2,335
	GRENKE AG	87,428	2,306
	Eckert & Ziegler Strahlen- und Medizintechnik AG	45,398	2,278
*,1	Shop Apotheke Europe NV	26,967	2,224
	Washtec AG	38,436	2,097
	Deutz AG	453,787	2,011
	Secunet Security Networks AG	4,696	1,988
	Zeal Network SE	50,777	1,975
	Takkt AG	121,941	1,970
	Atoss Software AG	13,240	1,924
	Wacker Neuson SE	91,398	1,898
[2]	Schaeffler AG Preference Shares	303,460	1,630
	Deutsche Beteiligungs AG	52,228	1,623
	New Work SE	9,092	1,549
	Basler AG	12,555	1,405
	Draegerwerk AG & Co. KGaA Preference Shares	27,837	1,378
	Hamburger Hafen und Logistik AG	84,704	1,378
[2]	SMA Solar Technology AG	28,571	1,300
	Vossloh AG	32,460	1,238
*	About You Holding SE	113,708	1,229
	Wuestenrot & Wuerttembergische AG	62,778	1,184
	CropEnergies AG	72,521	941
*	SGL Carbon SE	167,992	922
*	Koenig & Bauer AG	41,928	818
*	ElringKlinger AG	84,584	701
*	Global Fashion Group SA	364,845	695

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Bertrandt AG	12,735	592
	Draegerwerk AG & Co. KGaA	9,927	455
	Sixt SE Preference Shares	1,044	76
*	Sixt SE	1	—
			328,289
Greece (0.1%)
*	GEK Terna Holding Real Estate Construction SA	167,927	1,723
*	LAMDA Development SA	227,179	1,546
	Hellenic Exchanges - Athens Stock Exchange SA	376,213	1,477
*	Ellaktor SA	760,241	1,090
	Athens Water Supply & Sewage Co. SA	144,054	1,075
	Holding Co. ADMIE IPTO SA	441,752	1,059
	Viohalco SA	235,905	1,035
	Autohellas Tourist and Trading SA	71,519	700
	Sarantis SA	89,179	682
	Quest Holdings SA	101,097	619
*	Aegean Airlines SA	92,563	517
*	Fourlis Holdings SA	114,251	445
*	Public Power Corp. SA	31,801	255
			12,223
Hong Kong (1.0%)
	Pacific Basin Shipping Ltd.	15,019,532	6,891
*,1,3	Razer Inc.	12,965,000	4,721
	Fortune REIT	4,378,589	3,826
	HKBN Ltd.	2,807,629	3,280
	Luk Fook Holdings International Ltd.	1,216,399	2,784
*	Theme International Holdings Ltd.	18,408,347	2,558
*,3	Vobile Group Ltd.	4,707,000	2,380
	Jinchuan Group International Resources Co. Ltd.	16,988,000	2,181
*,2	Realord Group Holdings Ltd.	1,218,000	2,104
	K Wah International Holdings Ltd.	5,606,398	2,101
		Shares	Market Value• ($000)
[2]	Powerlong Real Estate Holdings Ltd.	6,077,000	2,061
[1]	Asiainfo Technologies Ltd.	1,208,000	2,037
	CITIC Telecom International Holdings Ltd.	5,390,004	1,934
	Sunlight REIT	3,946,072	1,928
	SUNeVision Holdings Ltd.	2,232,000	1,854
[2]	Hong Kong Technology Venture Co. Ltd.	2,145,000	1,818
	VSTECS Holdings Ltd.	2,084,000	1,794
*	Esprit Holdings Ltd. (XHKG)	9,966,350	1,756
	LK Technology Holdings Ltd.	1,361,975	1,689
*	OCI International Holdings Ltd.	3,388,000	1,665
	Value Partners Group Ltd.	3,926,434	1,486
*,1	Jacobio Pharmaceuticals Group Co. Ltd.	1,469,400	1,483
	Truly International Holdings Ltd.	5,415,000	1,475
	Stella International Holdings Ltd.	1,394,500	1,475
	IGG Inc.	3,378,000	1,391
	Prosperity REIT	3,915,000	1,342
	Texhong Textile Group Ltd.	1,099,500	1,322
*,1	Hua Medicine	3,280,000	1,302
	EC Healthcare	1,268,000	1,274
*	Cowell e Holdings Inc.	1,104,000	1,236
	Far East Consortium International Ltd.	3,841,858	1,197
*	Cosmopolitan International Holdings Ltd.	5,944,000	1,102
*	Pou Sheng International Holdings Ltd.	9,483,000	1,097
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	733,000	1,057
[2]	China Tobacco International HK Co. Ltd.	650,000	1,032
	Vesync Co. Ltd.	1,410,000	1,017
	Sun Hung Kai & Co. Ltd.	2,025,000	960
	Asia Cement China Holdings Corp.	1,403,500	905
	Chow Sang Sang Holdings International Ltd.	814,565	902

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Canvest Environmental Protection Group Co. Ltd.	2,119,000	890
*,1	Everest Medicines Ltd.	384,500	881
*,1	Antengene Corp. Ltd.	1,088,500	856
*,3	SMI Holdings Group Ltd.	2,800,800	835
[2]	C-Mer Eye Care Holdings Ltd.	1,424,000	772
*	Apollo Future Mobility Group Ltd.	17,192,000	770
	Singamas Container Holdings Ltd.	5,413,960	749
	United Laboratories International Holdings Ltd.	1,526,500	748
*,2,3	Superb Summit International	3,957,346	736
*,1	Frontage Holdings Corp.	2,406,000	711
[1]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,545,000	679
*,1,2	JW Cayman Therapeutics Co. Ltd. (XHKG)	742,000	679
*	Television Broadcasts Ltd.	1,099,600	678
*	CITIC Resources Holdings Ltd.	9,572,000	671
	Road King Infrastructure Ltd.	813,346	665
	Powerlong Commercial Management Holdings Ltd.	633,500	658
*	Digital Domain Holdings Ltd.	8,939,000	652
	Giordano International Ltd.	3,105,735	648
[1]	Crystal International Group Ltd.	1,607,000	627
	Dynam Japan Holdings Co. Ltd.	722,440	617
*	Sa Sa International Holdings Ltd.	3,414,000	610
[2]	Glory Sun Financial Group Ltd.	60,168,000	583
*,3	Convoy	26,130,000	556
	SmarTone Telecommunications Holdings Ltd.	1,036,730	541
		Shares	Market Value• ($000)
*,2	GCL New Energy Holdings Ltd.	28,361,541	494
*,3	Huiyuan Juice	1,333,000	343
	Chinese Estates Holdings Ltd.	1,100,500	320
	CMBC Capital Holdings Ltd.	1,339,021	306
[1,2]	VPower Group International Holdings Ltd.	2,648,000	304
*,3	Macau Legend Development Ltd.	5,146,000	298
	Texwinca Holdings Ltd.	1,708,000	294
*,3	CTEG	6,439,760	279
	Pacific Textiles Holdings Ltd.	597,000	263
*,2,3	National Agricultural Holdings	1,560,000	237
[1]	IMAX China Holding Inc.	206,000	231
	Lee's Pharmaceutical Holdings Ltd.	674,500	170
*,3	MH Development NPV	1,068,000	158
*	China LNG Group Ltd.	2,105,051	71
	Great Eagle Holdings Ltd.	2,000	5
*	Suncity Group Holdings Ltd.	278,000	2
*,3	Anxin China Holdings Ltd.	2,621,200	—
*,3	C Fiber Optic	2,215,200	—
*,3	Hua Han Health Industry Holdings Ltd.	1,817,183	—
*,3	Tech Pro Tech Dev	10,406,800	—
[3]	Agritrade Resources Ltd.	6,905,000	—
			95,004
Hungary (0.0%)
*	Opus Global Nyrt	653,598	365
India (4.8%)
	Indian Hotels Co. Ltd.	2,934,144	9,718
	Crompton Greaves Consumer Electricals Ltd.	1,791,625	8,969
*	APL Apollo Tubes Ltd.	542,416	7,234
	Tata Chemicals Ltd.	571,751	6,969
	Navin Fluorine International Ltd.	136,279	6,965
	Atul Ltd.	58,550	6,808
*	Fortis Healthcare Ltd.	1,915,406	6,642

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Supreme Industries Ltd.	242,848	6,158
*	CG Power & Industrial Solutions Ltd.	2,197,859	5,643
*	Aditya Birla Fashion and Retail Ltd.	1,302,068	4,816
	Gujarat Fluorochemicals Ltd.	129,849	4,736
*	PVR Ltd.	195,820	4,630
	Ramco Cements Ltd.	441,928	4,566
	Schaeffler India Ltd.	147,016	4,414
	IIFL Finance Ltd.	969,242	4,351
[1]	Indian Energy Exchange Ltd.	1,557,848	4,319
	Angel One Ltd.	167,582	4,216
	KPIT Technologies Ltd.	581,986	4,157
	National Aluminium Co. Ltd.	3,072,338	4,149
	Computer Age Management Services Ltd.	126,878	4,074
	Sundram Fasteners Ltd.	382,050	3,994
	Carborundum Universal Ltd.	392,518	3,922
	JK Cement Ltd.	113,507	3,915
	Thermax Ltd.	139,311	3,833
	Kajaria Ceramics Ltd.	284,059	3,821
	Pfizer Ltd.	66,435	3,795
	Blue Star Ltd.	255,253	3,781
	Apollo Tyres Ltd.	1,409,822	3,737
	Phoenix Mills Ltd.	264,262	3,730
	Grindwell Norton Ltd.	167,364	3,728
	Tanla Platforms Ltd.	202,844	3,705
	SKF India Ltd.	83,862	3,678
	Birlasoft Ltd.	683,511	3,642
	AIA Engineering Ltd.	142,910	3,610
	Redington India Ltd.	1,782,799	3,533
*	Intellect Design Arena Ltd.	343,312	3,525
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	323,947	3,478
	Chambal Fertilizers and Chemicals Ltd.	585,139	3,469
	IDFC Ltd.	4,584,775	3,388
	Linde India Ltd.	71,652	3,333
	Cyient Ltd.	288,863	3,317
	Radico Khaitan Ltd.	278,122	3,250
	Gujarat State Petronet Ltd.	955,448	3,249
		Shares	Market Value• ($000)
*	Suzlon Energy Ltd.	25,046,642	3,236
	Manappuram Finance Ltd.	2,165,683	3,229
	Natco Pharma Ltd.	311,475	3,192
*,1	Syngene International Ltd.	390,884	3,181
	Escorts Ltd.	148,154	3,149
	IIFL Wealth Management Ltd.	139,714	3,136
	Central Depository Services India Ltd.	175,003	3,126
	Suven Pharmaceuticals Ltd.	397,965	3,122
	UTI Asset Management Co. Ltd.	299,373	3,077
	Amara Raja Batteries Ltd.	416,092	3,038
	Trident Ltd.	4,453,019	3,007
*	Amber Enterprises India Ltd.	62,126	2,997
*	Magma Fincorp Ltd.	754,521	2,986
	KEI Industries Ltd.	188,760	2,954
	Sanofi India Ltd.	31,999	2,913
	City Union Bank Ltd.	1,634,322	2,911
*	Aavas Financiers Ltd.	97,503	2,893
	BSE Ltd.	245,508	2,867
	Cholamandalam Financial Holdings Ltd.	338,020	2,860
[1]	Metropolis Healthcare Ltd.	90,940	2,825
	DCM Shriram Ltd.	183,035	2,812
	Solar Industries India Ltd.	77,599	2,779
	CRISIL Ltd.	57,079	2,738
	Hatsun Agro Product Ltd.	196,647	2,710
	HFCL Ltd.	2,789,482	2,665
	Happiest Minds Technologies Ltd.	205,478	2,651
*	IRB Infrastructure Developers Ltd.	850,175	2,602
	Lakshmi Machine Works Ltd.	21,013	2,548
	CESC Ltd.	2,264,823	2,523
	Vinati Organics Ltd.	91,429	2,503
	KPR Mill Ltd.	305,473	2,503
	Finolex Industries Ltd.	1,231,429	2,494

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	JB Chemicals & Pharmaceuticals Ltd.	110,372	2,474
*	EIH Ltd.	1,176,048	2,444
	Brigade Enterprises Ltd.	413,382	2,436
	Mastek Ltd.	66,794	2,433
	NIIT Ltd.	323,111	2,405
[1]	Mindspace Business Parks REIT	521,532	2,375
	Prestige Estates Projects Ltd.	379,938	2,336
[1]	Brookfield India Real Estate Trust	539,529	2,335
	Sonata Software Ltd.	237,776	2,318
	Balrampur Chini Mills Ltd.	400,580	2,307
*	Affle India Ltd.	146,012	2,294
[1]	Quess Corp. Ltd.	248,084	2,287
	Vardhman Textiles Ltd.	403,335	2,286
	EID Parry India Ltd.	324,843	2,246
	VIP Industries Ltd.	259,250	2,242
	Balaji Amines Ltd.	53,328	2,235
*	Narayana Hrudayalaya Ltd.	240,921	2,200
	Jubilant Pharmova Ltd. Class A (XNSE)	358,551	2,196
	Praj Industries Ltd.	408,218	2,158
	Granules India Ltd.	589,389	2,157
	Can Fin Homes Ltd.	281,005	2,154
	Ratnamani Metals & Tubes Ltd.	68,957	2,116
*,1	Aster DM Healthcare Ltd.	845,136	2,107
*	Bajaj Electricals Ltd.	147,033	2,099
	Brightcom Group Ltd.	1,934,240	2,099
	India Cements Ltd.	778,809	2,084
	Orient Electric Ltd.	483,720	2,077
	Timken India Ltd.	80,185	2,076
	KEC International Ltd.	398,710	2,063
	Sumitomo Chemical India Ltd.	364,124	2,039
*	Chemplast Sanmar Ltd.	263,220	2,026
	Ajanta Pharma Ltd.	88,633	1,990
		Shares	Market Value• ($000)
*	Clean Science & Technology Ltd.	78,933	1,985
*	CreditAccess Grameen Ltd.	147,337	1,983
	Route Mobile Ltd.	92,156	1,956
	Century Textiles & Industries Ltd.	179,366	1,943
	Mahanagar Gas Ltd.	190,166	1,903
[1]	IndiaMart InterMesh Ltd.	29,865	1,901
	Great Eastern Shipping Co. Ltd.	374,467	1,891
	Motilal Oswal Financial Services Ltd.	159,731	1,873
	Alkyl Amines Chemicals Ltd.	45,199	1,864
	Century Plyboards India Ltd.	224,648	1,857
[1]	Eris Lifesciences Ltd.	209,365	1,851
	Shriram City Union Finance Ltd.	82,820	1,838
	Jubilant Ingrevia Ltd.	270,612	1,757
*	Nuvoco Vistas Corp. Ltd.	382,971	1,751
	Firstsource Solutions Ltd.	1,052,942	1,701
*	TeamLease Services Ltd.	33,603	1,694
[1]	Endurance Technologies Ltd.	106,221	1,684
	Alembic Pharmaceuticals Ltd.	165,828	1,684
*	Sheela Foam Ltd.	36,750	1,681
	Sterlite Technologies Ltd.	662,370	1,662
*	Reliance Power Ltd.	8,923,274	1,647
	Zensar Technologies Ltd.	395,165	1,647
	V-Guard Industries Ltd.	592,359	1,630
	eClerx Services Ltd.	51,721	1,622
	Saregama India Ltd.	292,768	1,621
	Graphite India Ltd.	232,645	1,595
	NCC Ltd.	1,793,346	1,592
[1]	ICICI Securities Ltd.	218,493	1,591
*	Alok Industries Ltd.	4,759,279	1,581
	KNR Constructions Ltd.	444,353	1,562

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Zydus Wellness Ltd.	69,674	1,555
	Sobha Ltd.	183,154	1,533
	TTK Prestige Ltd.	137,824	1,517
	BASF India Ltd.	42,777	1,501
	Vaibhav Global Ltd.	241,167	1,462
	Poly Medicure Ltd.	127,822	1,456
	Rain Industries Ltd.	652,411	1,442
	JK Lakshmi Cement Ltd.	248,870	1,434
	Edelweiss Financial Services Ltd.	1,815,925	1,417
	Procter & Gamble Health Ltd.	23,886	1,385
	Birla Corp. Ltd.	97,439	1,378
	Indian Bank	646,941	1,367
	Finolex Cables Ltd.	259,394	1,353
	Aegis Logistics Ltd.	463,598	1,330
*,1	Krishna Institute of Medical Sciences Ltd.	75,464	1,311
*	Raymond Ltd.	121,239	1,309
	PNC Infratech Ltd.	387,455	1,287
*	V-Mart Retail Ltd.	30,514	1,280
*	Gateway Rail Freight Ltd.	1,277,088	1,245
	Welspun Corp. Ltd.	466,970	1,238
[1]	Godrej Agrovet Ltd.	168,197	1,195
	Ceat Ltd.	79,743	1,168
	Bombay Burmah Trading Co.	89,267	1,163
	Welspun India Ltd.	1,077,399	1,162
	Infibeam Avenues Ltd. (XNSE)	4,938,700	1,157
	Avanti Feeds Ltd.	198,001	1,121
*,1	New India Assurance Co. Ltd.	728,929	1,119
*	Indiabulls Real Estate Ltd.	940,524	1,086
	Mahindra CIE Automotive Ltd.	377,355	1,083
*	Westlife Development Ltd.	173,588	1,075
	JM Financial Ltd.	1,072,179	1,068
*	Sun Pharma Advanced Research Co. Ltd.	307,238	1,056
*	TV18 Broadcast Ltd.	1,507,082	1,051
	EPL Ltd.	478,324	1,051
		Shares	Market Value• ($000)
*,1	PNB Housing Finance Ltd.	212,718	1,045
	Vakrangee Ltd.	2,270,405	1,026
	PTC India Ltd.	844,724	1,010
	NBCC India Ltd.	1,958,621	959
	KRBL Ltd.	302,824	940
*	Dhani Services Ltd.	1,292,105	924
	Rallis India Ltd.	300,266	916
	Gujarat Pipavav Port Ltd.	807,038	914
	Multi Commodity Exchange of India Ltd.	45,555	846
	HEG Ltd.	53,181	845
	Engineers India Ltd.	1,005,533	840
	Strides Pharma Science Ltd.	196,428	839
	Akzo Nobel India Ltd.	33,403	819
	Karur Vysya Bank Ltd.	1,280,439	811
*	Equitas Holdings Ltd.	557,914	804
	Kaveri Seed Co. Ltd.	111,117	780
*	Just Dial Ltd.	69,658	776
	Symphony Ltd.	47,028	689
*	Hindustan Construction Co. Ltd.	3,291,280	671
	AstraZeneca Pharma India Ltd.	16,987	611
	Bajaj Consumer Care Ltd.	254,023	554
	Care Ratings Ltd.	90,646	543
*	Wockhardt Ltd.	144,380	516
[1]	Dilip Buildcon Ltd.	132,735	454
	Karnataka Bank Ltd.	551,807	450
*	DCB Bank Ltd.	433,216	450
*	IFCI Ltd.	2,973,486	434
	Jindal Saw Ltd.	330,453	396
	WABCO India Ltd.	3,113	317
*	South Indian Bank Ltd.	2,920,192	302
*	Future Retail Ltd.	924,362	273
*	Future Consumer Ltd.	4,028,568	118
	Tube Investments of India Ltd.	4,684	114
	Tata Elxsi Ltd.	990	99
	Persistent Systems Ltd.	1,562	88
	Deepak Nitrite Ltd.	2,382	72
*	Max Healthcare Institute Ltd.	13,060	70
	GE Power India Ltd.	29,867	69

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Dixon Technologies India Ltd.	1,134	65
[1]	Dr Lal PathLabs Ltd.	1,224	41
	Relaxo Footwears Ltd.	2,580	36
	NIIT Technologies Ltd.	640	35
	Minda Industries Ltd.	2,914	35
*,3	Chennai Super Kings Cricket	176,674	—
			478,786
Indonesia (0.6%)
	Aneka Tambang Tbk	32,602,119	5,826
	Ciputra Development Tbk PT	54,878,755	4,021
	Mitra Keluarga Karyasehat Tbk PT	18,024,600	3,151
*	Pakuwon Jati Tbk PT	79,472,634	3,066
	Matahari Department Store Tbk PT	7,369,200	2,949
	Bank Neo Commerce Tbk PT	24,926,100	2,878
	Indo Tambangraya Megah Tbk PT	1,360,400	2,636
*	Summarecon Agung Tbk PT	49,730,347	2,435
	BFI Finance Indonesia Tbk PT	27,589,900	2,434
	Japfa Comfeed Indonesia Tbk PT	23,683,700	2,365
	AKR Corporindo Tbk PT	30,270,715	2,222
	Ace Hardware Indonesia Tbk PT	30,549,300	2,196
	Pabrik Kertas Tjiwi Kimia Tbk PT	4,667,100	2,127
	Bank BTPN Syariah Tbk PT	8,910,000	2,116
	Indosat Tbk PT	4,111,800	1,987
*	Lippo Karawaci Tbk PT	201,085,977	1,717
	Bank Tabungan Negara Persero Tbk PT	13,010,370	1,651
*	Mitra Adiperkasa Tbk PT	25,623,800	1,595
*	Bank Bukopin Tbk PT (XIDX)	100,894,900	1,501
*	Medco Energi Internasional Tbk PT	34,337,588	1,302
*	Timah Tbk PT	9,609,420	1,227
		Shares	Market Value• ($000)
*	Waskita Karya Persero Tbk PT	33,210,881	1,214
*	Bank Rakyat Indonesia Agroniaga Tbk PT	15,305,254	1,111
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	9,641,099	979
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	10,236,729	972
*	Bank Pan Indonesia Tbk PT	10,474,800	729
*	Panin Financial Tbk PT	43,645,200	709
*	Wijaya Karya Persero Tbk PT	9,367,333	612
*	PP Persero Tbk PT	6,454,800	414
*	Global Mediacom Tbk PT	19,915,706	363
*	Ramayana Lestari Sentosa Tbk PT	7,703,600	356
*	Alam Sutera Realty Tbk PT	31,151,091	341
*,3	Trada Alam Minera Tbk PT	95,405,707	329
*	Krakatau Steel Persero Tbk PT	10,652,750	278
*	Surya Semesta Internusa Tbk PT	10,442,300	272
*	Adhi Karya Persero Tbk PT	4,781,800	237
*	Kresna Graha Investama Tbk PT	18,033,700	62
			60,380
Ireland (0.3%)
*	Bank of Ireland Group plc	3,252,188	19,710
	Hibernia REIT plc	2,636,940	4,524
*	Dalata Hotel Group plc	808,738	3,694
*	Irish Continental Group plc	7,554	31
			27,959
Israel (0.7%)
*	Clal Insurance Enterprises Holdings Ltd.	220,231	4,882
*	Delek Group Ltd.	26,880	4,445
	REIT 1 Ltd.	640,911	4,158
	FIBI Holdings Ltd.	74,346	3,494
	Summit Real Estate Holdings Ltd.	136,645	3,210
	Isracard Ltd.	633,728	3,189

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Perion Network Ltd.	141,787	3,031
	Formula Systems 1985 Ltd.	31,227	3,022
	Mega Or Holdings Ltd.	73,400	2,795
	Hilan Ltd.	47,472	2,759
	Matrix IT Ltd.	108,699	2,739
*	Partner Communications Co. Ltd.	332,065	2,634
	Danel Adir Yeoshua Ltd.	15,711	2,477
	Sella Capital Real Estate Ltd.	727,179	2,463
*	Equital Ltd.	60,254	2,457
	One Software Technologies Ltd.	144,740	2,385
	Delek Automotive Systems Ltd.	166,918	2,375
	AudioCodes Ltd.	101,133	2,353
	Israel Canada T.R Ltd.	461,963	2,284
*	Oil Refineries Ltd.	5,023,987	2,236
	Delta Galil Industries Ltd.	33,474	2,231
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	27,949	2,119
*	Menora Mivtachim Holdings Ltd.	83,165	2,076
	Migdal Insurance & Financial Holdings Ltd.	1,142,063	1,927
*	Cellcom Israel Ltd.	322,883	1,873
*	Naphtha Israel Petroleum Corp. Ltd.	98,389	782
*	Allot Ltd.	130,770	762
	IDI Insurance Co. Ltd.	20,372	674
*	Compugen Ltd.	291,314	656
*	Gilat Satellite Networks Ltd.	82,686	604
*	Kamada Ltd.	81,400	437
	AFI Properties Ltd.	660	40
*	Camtek Ltd.	972	29
*	Allot Ltd. (XNGS)	1,781	10
			73,608
Italy (1.7%)
	Banco BPM SpA	5,317,494	16,754
	Unipol Gruppo SpA	1,655,748	9,028
	ERG SpA	232,596	8,014
	Azimut Holding SpA	377,433	8,011
	Banca Generali SpA	207,694	6,867
*	Brunello Cucinelli SpA	123,861	6,340
		Shares	Market Value• ($000)
	BPER Banca	3,644,891	6,089
[2]	Banca Popolare di Sondrio SpA	1,491,351	5,923
	Iren SpA	2,189,402	5,659
	Brembo SpA	547,859	5,483
*	Autogrill SpA	679,192	5,044
[1]	Anima Holding SpA	879,332	4,285
*,1	Enav SpA	920,565	4,250
*	Salvatore Ferragamo SpA	232,906	4,048
	Falck Renewables SpA	424,384	3,951
[1]	Carel Industries SpA	160,946	3,873
[1]	BFF Bank SpA	613,650	3,827
	Sesa SpA	25,534	3,691
[1]	Technogym SpA	456,890	3,449
	Tamburi Investment Partners SpA	354,952	3,234
	ACEA SpA	176,588	3,029
	El.En. SpA	173,895	2,424
*,2	Saipem SpA	2,098,322	2,375
	SOL SpA	132,724	2,332
	Danieli & C Officine Meccaniche SpA Savings Shares	138,038	2,159
	Gruppo MutuiOnline SpA	69,349	2,124
[1]	GVS SpA	244,320	2,035
*	Saras SpA	2,155,555	2,006
[1]	RAI Way SpA	335,957	1,975
[1]	doValue SpA	212,632	1,808
[2]	Webuild SpA (MTAA)	1,032,555	1,756
	MARR SpA	108,376	1,755
	Banca IFIS SpA	96,171	1,746
	Credito Emiliano SpA	284,709	1,739
	Sanlorenzo SpA	47,437	1,677
	Italmobiliare SpA	51,223	1,623
[2]	Maire Tecnimont SpA	540,456	1,583
	Tinexta SpA	63,195	1,581
	Piaggio & C SpA	613,042	1,529
	Zignago Vetro SpA	112,909	1,385
*	Immobiliare Grande Distribuzione SIIQ SpA	246,001	1,166
*	Tod's SpA	29,103	1,150
*	CIR SpA-Compagnie Industriali	2,392,330	1,037
*,2	Fincantieri SpA	1,621,514	989
	Cementir Holding NV	141,268	983
	MFE-MediaForEurope NV Class B	953,750	878

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Societa Cattolica Di Assicurazione SpA	112,810	731
*	Arnoldo Mondadori Editore SpA	333,938	684
*,2	Juventus Football Club SpA	2,064,973	670
*	Banca Monte dei Paschi di Siena SpA	764,475	644
[2]	Danieli & C Officine Meccaniche SpA	28,820	614
*	Biesse SpA	38,131	595
*,2	MFE-MediaForEurope NV Class A	843,752	515
	Datalogic SpA	52,135	507
	Rizzoli Corriere Della Sera Mediagroup SpA	311,758	242
*,2	Webuild SpA	104,185	54
	DeA Capital SpA	27,100	37
			167,957
Japan (12.2%)
	ADEKA Corp.	345,155	6,619
	Frontier Real Estate Investment Corp.	1,673	6,482
	Fujitec Co. Ltd.	297,484	6,411
	Daiwa Securities Living Investments Corp.	7,081	6,232
	Nippon Gas Co. Ltd.	404,200	5,736
	Daiseki Co. Ltd.	157,344	5,659
	Comforia Residential REIT Inc.	2,243	5,589
	Invincible Investment Corp.	17,013	5,548
	Kenedix Residential Next Investment Corp.	3,384	5,444
	Kureha Corp.	72,202	5,425
	Hulic REIT Inc.	4,359	5,415
	NTT UD REIT Investment Corp.	4,645	5,365
	Fuji Corp.	318,188	5,309
	Topcon Corp.	412,500	5,280
	Pilot Corp.	122,600	4,981
	Fujikura Ltd.	1,039,600	4,918
	Mitsubishi Estate Logistics REIT Investment Corp.	1,304	4,678
	Shares	Market Value• ($000)
Tokyo Seimitsu Co. Ltd.	130,234	4,480
Asahi Holdings Inc.	281,700	4,472
Daiwabo Holdings Co. Ltd.	340,380	4,404
Meitec Corp.	80,546	4,275
NIPPON REIT Investment Corp.	1,489	4,268
Hoshino Resorts REIT Inc.	820	4,230
Digital Garage Inc.	127,500	4,220
Tokyu REIT Inc.	3,009	4,218
Kenedix Retail REIT Corp.	1,997	4,204
Japan Excellent Inc.	4,251	4,171
NSD Co. Ltd.	233,668	4,148
Hazama Ando Corp.	591,379	4,109
Mirait Holdings Corp.	293,071	4,107
Sanrio Co. Ltd.	194,400	4,078
Gunma Bank Ltd.	1,381,800	3,972
Inaba Denki Sangyo Co. Ltd.	201,700	3,956
Nippon Suisan Kaisha Ltd.	888,922	3,925
Yoshinoya Holdings Co. Ltd.	214,120	3,896
Fuji Soft Inc.	72,574	3,868
Infomart Corp.	770,300	3,836
Outsourcing Inc.	378,800	3,757
Mori Trust Sogo REIT Inc.	3,421	3,725
Sakata Seed Corp.	106,856	3,598
Heiwa Real Estate Co. Ltd.	112,442	3,547
Dexerials Corp.	161,100	3,532
Japan Elevator Service Holdings Co. Ltd.	269,000	3,516
Heiwa Real Estate REIT Inc.	3,053	3,497
Wacom Co. Ltd.	479,236	3,465
Maruwa Co. Ltd.	29,600	3,451
Sumitomo Osaka Cement Co. Ltd.	123,400	3,451
Kintetsu World Express Inc.	144,200	3,435
Tokyo Steel Manufacturing Co. Ltd.	331,800	3,434
Japan Material Co. Ltd.	225,500	3,407
Toho Holdings Co. Ltd.	206,018	3,344
Nichias Corp.	185,469	3,331

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Nisshinbo Holdings Inc.	443,600	3,319
	Mizuho Leasing Co. Ltd.	142,501	3,303
	Systena Corp.	1,048,700	3,296
	Citizen Watch Co. Ltd.	872,600	3,293
	Toagosei Co. Ltd.	400,692	3,291
	Macnica Fuji Electronics Holdings Inc.	158,313	3,282
	Hitachi Zosen Corp.	597,010	3,222
	Milbon Co. Ltd.	76,220	3,191
	Takuma Co. Ltd.	283,800	3,181
	Tokuyama Corp.	238,800	3,176
	TOKAI Holdings Corp.	470,700	3,164
	Kyoritsu Maintenance Co. Ltd.	86,500	3,150
	Kumagai Gumi Co. Ltd.	150,680	3,145
[2]	Colowide Co. Ltd.	244,200	3,126
	Hokkoku Financial Holdings Inc.	107,551	3,103
	Jafco Co. Ltd.	257,000	3,098
	Hokuhoku Financial Group Inc.	453,500	3,069
	Duskin Co. Ltd.	142,860	3,047
	Fukuoka REIT Corp.	2,426	3,034
	Hanwa Co. Ltd.	124,083	3,033
	Okumura Corp.	128,252	3,028
	Rorze Corp.	34,500	3,014
	Round One Corp.	270,000	3,005
	DCM Holdings Co. Ltd.	363,588	3,002
	CKD Corp.	230,100	2,980
	CRE Logistics REIT Inc.	1,948	2,979
	Shiga Bank Ltd.	158,300	2,977
	Nishimatsu Construction Co. Ltd.	101,062	2,975
	Shoei Co. Ltd.	79,700	2,957
	Sumitomo Warehouse Co. Ltd.	176,055	2,954
	Monex Group Inc.	642,987	2,933
	Hokuetsu Corp.	571,821	2,929
	en japan Inc.	124,400	2,923
	Fujimi Inc.	66,947	2,919
	Senko Group Holdings Co. Ltd.	428,200	2,896
	77 Bank Ltd.	233,100	2,890
	Nikkon Holdings Co. Ltd.	189,548	2,871
	Kanematsu Corp.	277,000	2,863
		Shares	Market Value• ($000)
	Paramount Bed Holdings Co. Ltd.	171,700	2,860
	DTS Corp.	129,342	2,838
	Tadano Ltd.	395,000	2,806
	Nishi-Nippon Financial Holdings Inc.	463,700	2,787
	Aiful Corp.	976,100	2,782
	Tomy Co. Ltd.	292,217	2,772
	Juroku Financial Group Inc.	164,800	2,768
	Toei Co. Ltd.	20,864	2,767
	Daishi Hokuetsu Financial Group Inc.	142,900	2,764
	Nippon Light Metal Holdings Co. Ltd.	215,196	2,757
	Global One Real Estate Investment Corp.	3,198	2,741
	KH Neochem Co. Ltd.	144,400	2,732
	Star Asia Investment Corp.	5,944	2,712
	SOSiLA Logistics REIT Inc.	2,230	2,711
	Earth Corp.	63,243	2,673
	Taiyo Holdings Co. Ltd.	110,900	2,646
	Nojima Corp.	131,500	2,645
	Glory Ltd.	163,700	2,633
	Takasago Thermal Engineering Co. Ltd.	200,789	2,626
	Wacoal Holdings Corp.	183,800	2,618
	Digital Arts Inc.	46,500	2,598
	Joyful Honda Co. Ltd.	214,748	2,576
	UT Group Co. Ltd.	114,500	2,575
	Toyobo Co. Ltd.	312,000	2,565
	Kato Sangyo Co. Ltd.	98,800	2,564
	Inabata & Co. Ltd.	156,300	2,558
	Nippon Paper Industries Co. Ltd.	321,000	2,550
	Ichigo Office REIT Investment Corp.	3,969	2,548
	Nippn Corp.	195,829	2,547
	San-In Godo Bank Ltd.	510,200	2,533
	Komeri Co. Ltd.	119,700	2,528
[2]	Toridoll Holdings Corp.	139,400	2,528
	Tsubakimoto Chain Co.	109,464	2,500
	TKC Corp.	94,498	2,482

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
[2]	Hokuriku Electric Power Co.	625,200	2,480
	KYORIN Holdings Inc.	170,500	2,479
	Hankyu Hanshin REIT Inc.	2,179	2,476
	Create Restaurants Holdings Inc.	393,440	2,461
	Hogy Medical Co. Ltd.	98,522	2,460
	Towa Pharmaceutical Co. Ltd.	114,282	2,431
*,2	HIS Co. Ltd.	142,400	2,428
	Hokkaido Electric Power Co. Inc.	651,000	2,417
	EDION Corp.	268,475	2,416
	Itochu Advance Logistics Investment Corp.	1,954	2,414
	Transcosmos Inc.	102,296	2,412
	Central Glass Co. Ltd.	129,313	2,381
	Meidensha Corp.	131,187	2,376
	BeNext-Yumeshin Group Co.	205,492	2,366
*	NTN Corp.	1,474,300	2,355
	Mirai Corp.	6,033	2,343
[2]	Atom Corp.	409,857	2,336
	Jaccs Co. Ltd.	92,300	2,334
	Nisshin Oillio Group Ltd.	103,052	2,332
	Kumiai Chemical Industry Co. Ltd.	344,350	2,330
	Sanken Electric Co. Ltd.	62,929	2,324
	Japan Petroleum Exploration Co. Ltd.	116,400	2,320
	Ohsho Food Service Corp.	49,374	2,318
	Create SD Holdings Co. Ltd.	101,318	2,317
	Mochida Pharmaceutical Co. Ltd.	81,100	2,310
	Taikisha Ltd.	93,388	2,304
	Sumitomo Mitsui Construction Co. Ltd.	709,046	2,301
	Makino Milling Machine Co. Ltd.	74,380	2,292
	Funai Soken Holdings Inc.	135,950	2,280
	Adastria Co. Ltd.	137,500	2,279
	Megmilk Snow Brand Co. Ltd.	152,600	2,275
	Nippon Soda Co. Ltd.	85,825	2,270
	Suruga Bank Ltd.	721,500	2,264
		Shares	Market Value• ($000)
	Autobacs Seven Co. Ltd.	214,100	2,254
	Japan Securities Finance Co. Ltd.	311,941	2,253
	Kiyo Bank Ltd.	204,910	2,248
	Ichibanya Co. Ltd.	60,268	2,239
	Kohnan Shoji Co. Ltd.	77,200	2,236
	Nitto Boseki Co. Ltd.	114,811	2,226
	Kissei Pharmaceutical Co. Ltd.	112,400	2,224
	Seiren Co. Ltd.	139,900	2,217
	Okamura Corp.	240,847	2,213
	Oki Electric Industry Co. Ltd.	339,906	2,202
	Nippon Steel Trading Corp.	54,049	2,200
*,2	euglena Co. Ltd.	329,100	2,177
	United Super Markets Holdings Inc.	256,350	2,169
	Raito Kogyo Co. Ltd.	145,000	2,165
	eGuarantee Inc.	130,400	2,165
	Yokowo Co. Ltd.	110,237	2,163
	Iriso Electronics Co. Ltd.	92,500	2,161
	Sangetsu Corp.	180,220	2,159
[2]	Gree Inc.	281,900	2,148
	Totetsu Kogyo Co. Ltd.	118,700	2,146
	Showa Sangyo Co. Ltd.	105,800	2,140
	Nihon Parkerizing Co. Ltd.	302,261	2,138
	Tokai Tokyo Financial Holdings Inc.	718,700	2,132
	Mixi Inc.	123,800	2,130
	Maruha Nichiro Corp.	114,000	2,098
[2]	Nagawa Co. Ltd.	29,700	2,093
	ZERIA Pharmaceutical Co. Ltd.	136,340	2,086
*	Chiyoda Corp.	626,900	2,073
	Tokyotokeiba Co. Ltd.	60,900	2,072
	Musashi Seimitsu Industry Co. Ltd.	203,430	2,067
	Nichiha Corp.	114,100	2,063
	MOS Food Services Inc.	89,858	2,059
	Chudenko Corp.	127,600	2,051
	Takeuchi Manufacturing Co. Ltd.	111,500	2,045
	Dip Corp.	62,600	2,041
	Sanki Engineering Co. Ltd.	179,067	2,028

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Management Solutions Co. Ltd.	57,236	2,027
	KOMEDA Holdings Co. Ltd.	117,600	2,026
	Nishimatsuya Chain Co. Ltd.	164,900	2,024
	San-A Co. Ltd.	64,344	2,020
	Arcs Co. Ltd.	127,600	2,020
	Hyakugo Bank Ltd.	762,400	2,018
	Toyo Ink SC Holdings Co. Ltd.	135,554	2,018
	Daiho Corp.	58,900	2,016
	Trusco Nakayama Corp.	129,300	2,016
	Zojirushi Corp.	190,300	2,012
	UACJ Corp.	119,585	2,001
	Valor Holdings Co. Ltd.	126,700	1,996
	Awa Bank Ltd.	120,400	1,987
	Shinmaywa Industries Ltd.	283,168	1,986
	Senshu Ikeda Holdings Inc.	1,442,000	1,973
	Royal Holdings Co. Ltd.	123,000	1,970
	Riken Keiki Co. Ltd.	61,600	1,939
	Noritake Co. Ltd.	60,800	1,931
	TRE Holdings Corp.	120,400	1,926
	Elecom Co. Ltd.	160,300	1,922
	Topre Corp.	226,200	1,918
	Nippon Densetsu Kogyo Co. Ltd.	153,903	1,913
	Hosiden Corp.	200,467	1,912
	Meiko Electronics Co. Ltd.	72,057	1,906
	S-Pool Inc.	189,860	1,897
	Toyo Construction Co. Ltd.	262,900	1,892
	Yodogawa Steel Works Ltd.	99,733	1,888
	Aeon Delight Co. Ltd.	88,000	1,881
	Macromill Inc.	204,000	1,876
	Morita Holdings Corp.	194,966	1,871
	eRex Co. Ltd.	123,300	1,866
[2]	Snow Peak Inc.	101,600	1,862
	Mitsubishi Pencil Co. Ltd.	191,300	1,857
	Daihen Corp.	64,551	1,847
	Nextage Co. Ltd.	120,300	1,839
	Shibaura Machine Co. Ltd.	76,600	1,830
	Kameda Seika Co. Ltd.	56,200	1,829
	Ogaki Kyoritsu Bank Ltd.	123,374	1,808
		Shares	Market Value• ($000)
	Fuji Seal International Inc.	135,900	1,805
	Nikkiso Co. Ltd.	288,761	1,800
	Strike Co. Ltd.	58,914	1,794
	Starts Corp. Inc.	96,215	1,783
[2]	Change Inc.	127,900	1,783
	Japan Wool Textile Co. Ltd.	237,989	1,779
	Japan Lifeline Co. Ltd.	212,500	1,771
	H2O Retailing Corp.	270,700	1,771
	Hioki EE Corp.	29,400	1,764
	Comture Corp.	81,300	1,756
	JINS Holdings Inc.	53,200	1,753
	Tocalo Co. Ltd.	175,400	1,751
	Shibuya Corp.	96,800	1,743
	Prima Meat Packers Ltd.	106,188	1,741
	BML Inc.	67,400	1,735
*	Oisix ra daichi Inc.	84,418	1,735
	Mitsuuroko Group Holdings Co. Ltd.	224,200	1,734
	Takara Standard Co. Ltd.	173,599	1,734
	Iino Kaiun Kaisha Ltd.	305,836	1,732
*	Raksul Inc.	83,600	1,727
	Nomura Co. Ltd.	250,500	1,723
	Seiko Holdings Corp.	100,558	1,722
	JCU Corp.	67,200	1,712
	United Arrows Ltd.	127,267	1,711
	Future Corp.	116,600	1,708
	Max Co. Ltd.	140,000	1,708
	Saibu Gas Holdings Co. Ltd.	103,673	1,702
	Fuso Chemical Co. Ltd.	57,700	1,698
	Saizeriya Co. Ltd.	91,721	1,682
	Nagaileben Co. Ltd.	112,400	1,674
	Nachi-Fujikoshi Corp.	57,351	1,668
	Organo Corp.	24,300	1,667
	Tokai Rika Co. Ltd.	157,500	1,659
	Mitsubishi Logisnext Co. Ltd.	281,600	1,652
	One REIT Inc.	776	1,647
	SAMTY Co. Ltd.	101,900	1,646
	North Pacific Bank Ltd.	866,700	1,643
	Yokogawa Bridge Holdings Corp.	111,800	1,640
	Heiwado Co. Ltd.	108,200	1,632
	Okinawa Electric Power Co. Inc.	163,608	1,629

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Tri Chemical Laboratories Inc.	86,576	1,626
	Life Corp.	71,000	1,620
	Ichigo Inc.	717,600	1,609
	Nichicon Corp.	177,383	1,606
[2]	Okinawa Financial Group Inc.	93,544	1,601
	Tokyu Construction Co. Ltd.	344,700	1,599
[2]	Kura Sushi Inc.	64,300	1,592
	Kanamoto Co. Ltd.	105,500	1,577
	Okasan Securities Group Inc.	586,500	1,570
	Maeda Kosen Co. Ltd.	68,400	1,564
	Eizo Corp.	59,656	1,555
*	Nichi-iko Pharmaceutical Co. Ltd.	258,302	1,553
[2]	Token Corp.	23,286	1,550
	S Foods Inc.	66,600	1,549
	Roland Corp.	44,900	1,549
	Optex Group Co. Ltd.	117,600	1,547
	Nanto Bank Ltd.	98,700	1,544
	Osaka Soda Co. Ltd.	62,700	1,540
	Takara Leben Real Estate Investment Corp.	1,644	1,532
	T Hasegawa Co. Ltd.	78,600	1,531
	ValueCommerce Co. Ltd.	52,100	1,522
	Aida Engineering Ltd.	203,806	1,510
	Mitsubishi Shokuhin Co. Ltd.	60,900	1,509
	Aeon Hokkaido Corp.	187,800	1,506
	Nissin Electric Co. Ltd.	140,400	1,497
	Pacific Metals Co. Ltd.	53,608	1,496
	Shizuoka Gas Co. Ltd.	208,300	1,493
	Bank of Iwate Ltd.	100,524	1,491
	Shima Seiki Manufacturing Ltd.	104,500	1,491
	Samty Residential Investment Corp.	1,473	1,489
	Arata Corp.	53,859	1,488
	Tsubaki Nakashima Co. Ltd.	207,100	1,488
	Idec Corp.	84,200	1,486
		Shares	Market Value• ($000)
	Mitsui-Soko Holdings Co. Ltd.	79,452	1,477
	Toho Bank Ltd.	947,664	1,476
	Nippon Signal Co. Ltd.	212,316	1,474
	Nippon Seiki Co. Ltd.	203,532	1,473
	Kaga Electronics Co. Ltd.	62,400	1,470
	Starts Proceed Investment Corp.	819	1,467
	Ai Holdings Corp.	111,700	1,466
	MARUKA FURUSATO Corp.	55,600	1,463
	Nitta Corp.	68,200	1,448
*	MedPeer Inc.	63,200	1,447
	Intage Holdings Inc.	118,800	1,445
	Giken Ltd.	52,500	1,441
	Restar Holdings Corp.	93,200	1,439
*	M&A Capital Partners Co. Ltd.	46,300	1,438
	SKY Perfect JSAT Holdings Inc.	442,900	1,435
	GLOBERIDE Inc.	71,000	1,433
	Bank of Nagoya Ltd.	59,112	1,427
	Megachips Corp.	55,581	1,424
	Riso Kagaku Corp.	75,684	1,421
	Belc Co. Ltd.	33,200	1,414
	Mitani Sekisan Co. Ltd.	35,300	1,407
	Bunka Shutter Co. Ltd.	187,100	1,406
	Noritz Corp.	121,387	1,406
	Ringer Hut Co. Ltd.	81,300	1,406
	Itochu Enex Co. Ltd.	169,300	1,402
	Bell System24 Holdings Inc.	121,200	1,402
	Tsugami Corp.	149,900	1,396
[2]	Hiday Hidaka Corp.	97,519	1,395
	Nippon Kanzai Co. Ltd.	64,900	1,395
	SBS Holdings Inc.	60,100	1,395
[2]	Shoei Foods Corp.	46,300	1,391
	Micronics Japan Co. Ltd.	118,800	1,390
	Komatsu Matere Co. Ltd.	119,200	1,381
	KYB Corp.	60,900	1,378
	Yamazen Corp.	185,400	1,369
	FULLCAST Holdings Co. Ltd.	71,446	1,367
	Raiznext Corp.	164,900	1,367
	MCJ Co. Ltd.	209,000	1,367

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Gunze Ltd.	46,807	1,347
	Keiyo Bank Ltd.	352,300	1,343
	Sekisui Jushi Corp.	98,000	1,340
	Axial Retailing Inc.	51,130	1,339
	Oyo Corp.	88,200	1,339
	Maruzen Showa Unyu Co. Ltd.	54,800	1,338
	Anicom Holdings Inc.	282,500	1,333
	Fujimori Kogyo Co. Ltd.	48,300	1,332
	Aruhi Corp.	172,926	1,331
	Musashino Bank Ltd.	96,700	1,323
	Yellow Hat Ltd.	105,800	1,322
	Yuasa Trading Co. Ltd.	59,100	1,319
	Nissha Co. Ltd.	124,860	1,318
	METAWATER Co. Ltd.	79,600	1,316
	Keihanshin Building Co. Ltd.	125,700	1,308
	Ryosan Co. Ltd.	73,457	1,307
	Pacific Industrial Co. Ltd.	168,300	1,305
	Ryobi Ltd.	157,787	1,305
	Kanematsu Electronics Ltd.	43,600	1,303
	San-Ai Oil Co. Ltd.	177,200	1,301
	Financial Products Group Co. Ltd.	212,500	1,300
	Sankei Real Estate Inc.	1,706	1,300
	Ricoh Leasing Co. Ltd.	49,606	1,299
	Mandom Corp.	130,454	1,297
	TechMatrix Corp.	83,900	1,295
	Prestige International Inc.	269,100	1,293
[2]	Kisoji Co. Ltd.	81,160	1,291
	Wakita & Co. Ltd.	155,000	1,290
	Avex Inc.	119,900	1,289
[2]	COLOPL Inc.	261,400	1,288
	Okamoto Industries Inc.	43,700	1,287
	Toa Corp.	58,700	1,283
	Tokyo Kiraboshi Financial Group Inc.	94,866	1,282
	Argo Graphics Inc.	53,900	1,279
*,2	W-Scope Corp.	173,000	1,276
	TOMONY Holdings Inc.	504,500	1,276
	Plenus Co. Ltd.	86,800	1,275
	Eiken Chemical Co. Ltd.	96,200	1,274
	Infocom Corp.	74,740	1,274
	Katakura Industries Co. Ltd.	65,192	1,266
		Shares	Market Value• ($000)
	Simplex Holdings Inc.	96,600	1,266
	Yamagata Bank Ltd.	189,385	1,261
	Monogatari Corp.	30,240	1,261
	Hamakyorex Co. Ltd.	55,800	1,251
	Towa Corp.	80,465	1,249
	Nishio Rent All Co. Ltd.	57,800	1,247
	LITALICO Inc.	60,400	1,246
	Furukawa Co. Ltd.	127,298	1,243
	Hyakujushi Bank Ltd.	95,600	1,241
	YAMABIKO Corp.	113,400	1,231
	Base Co. Ltd.	25,300	1,231
	Carta Holdings Inc.	64,500	1,225
	Kitz Corp.	240,548	1,223
	Nippon Ceramic Co. Ltd.	66,800	1,220
[2]	Pharma Foods International Co. Ltd.	93,016	1,220
	Futaba Corp.	238,232	1,217
	Koa Corp.	104,300	1,216
	Fujicco Co. Ltd.	77,705	1,214
*	Nippon Sheet Glass Co. Ltd.	400,500	1,211
	Toho Titanium Co. Ltd.	105,900	1,210
	Sanyo Chemical Industries Ltd.	31,554	1,207
	Sanyo Special Steel Co. Ltd.	78,870	1,207
	Zuken Inc.	51,700	1,197
	Chugoku Marine Paints Ltd.	163,100	1,196
*	Leopalace21 Corp.	791,500	1,191
	Sanyo Denki Co. Ltd.	27,700	1,190
	DyDo Group Holdings Inc.	30,644	1,188
	Relia Inc.	144,100	1,185
	Fukushima Galilei Co. Ltd.	40,900	1,185
	Oiles Corp.	103,108	1,185
*	Japan Display Inc.	2,301,700	1,184
	Ki-Star Real Estate Co. Ltd.	28,700	1,184
	Uchida Yoko Co. Ltd.	31,300	1,181
	Insource Co. Ltd.	69,200	1,179
	Genky DrugStores Co. Ltd.	41,900	1,175
	Nohmi Bosai Ltd.	79,700	1,174
	Taihei Dengyo Kaisha Ltd.	56,500	1,174
	Sato Holdings Corp.	85,100	1,170

FTSE All-World ex-US Small-Cap Index Fund
	Shares	Market Value• ($000)
Daikyonishikawa Corp.	302,300	1,168
Procrea Holdings Inc.	84,361	1,166
Sakata INX Corp.	154,100	1,165
Hokuto Corp.	73,724	1,158
Onward Holdings Co. Ltd.	618,856	1,156
Torii Pharmaceutical Co. Ltd.	46,000	1,156
Shikoku Chemicals Corp.	115,700	1,153
Hirata Corp.	31,311	1,151
Nippon Denko Co. Ltd.	472,990	1,150
Nitto Kogyo Corp.	97,488	1,148
Noritsu Koki Co. Ltd.	69,100	1,146
KFC Holdings Japan Ltd.	52,200	1,144
Nippon Road Co. Ltd.	20,500	1,143
Daiki Aluminium Industry Co. Ltd.	102,930	1,141
Mitsuboshi Belting Ltd.	74,400	1,140
Toyo Tanso Co. Ltd.	52,210	1,135
Arcland Sakamoto Co. Ltd.	94,300	1,129
Osaka Organic Chemical Industry Ltd.	52,100	1,124
Nippon Koei Co. Ltd.	50,300	1,123
Star Micronics Co. Ltd.	99,498	1,115
Curves Holdings Co. Ltd.	189,608	1,111
Nittetsu Mining Co. Ltd.	22,200	1,105
VT Holdings Co. Ltd.	311,800	1,104
Unipres Corp.	191,480	1,102
Kyokuto Kaihatsu Kogyo Co. Ltd.	109,200	1,101
Japan Pulp & Paper Co. Ltd.	37,500	1,098
Kanto Denka Kogyo Co. Ltd.	145,200	1,095
Sakai Moving Service Co. Ltd.	32,100	1,095
Valqua Ltd.	54,400	1,094
Trancom Co. Ltd.	21,000	1,094
Fuji Co. Ltd.	63,500	1,092
Doutor Nichires Holdings Co. Ltd.	94,737	1,089
Weathernews Inc.	20,800	1,085
Konishi Co. Ltd.	92,100	1,081
		Shares	Market Value• ($000)
	Tsurumi Manufacturing Co. Ltd.	75,500	1,081
	Alconix Corp.	99,614	1,076
	Takasago International Corp.	53,200	1,073
[2]	Tamura Corp.	253,900	1,073
	Maxell Ltd.	119,300	1,064
	Cybozu Inc.	107,400	1,061
	Joshin Denki Co. Ltd.	68,226	1,052
	Nippon Pillar Packing Co. Ltd.	51,800	1,042
	Shin-Etsu Polymer Co. Ltd.	131,200	1,032
	Chofu Seisakusho Co. Ltd.	69,800	1,028
	Yokorei Co. Ltd.	153,200	1,024
	IR Japan Holdings Ltd.	32,300	1,023
	Tsukishima Kikai Co. Ltd.	128,700	1,017
	Bando Chemical Industries Ltd.	153,400	1,006
	Exedy Corp.	84,300	1,004
	Sodick Co. Ltd.	179,178	1,003
	San ju San Financial Group Inc.	92,752	1,003
	Union Tool Co.	34,800	1,000
	SWCC Showa Holdings Co. Ltd.	74,700	999
	Piolax Inc.	85,500	997
	Fujibo Holdings Inc.	40,400	995
	Solasto Corp.	143,100	990
	Nippon Yakin Kogyo Co. Ltd.	50,779	989
	Belluna Co. Ltd.	175,900	988
	Riso Kyoiku Co. Ltd.	332,800	988
	Sanyo Electric Railway Co. Ltd.	61,384	978
[2]	Airtrip Corp.	40,018	975
	Daiichi Jitsugyo Co. Ltd.	33,500	973
	Yondoshi Holdings Inc.	74,400	966
	Roland DG Corp.	38,400	958
	T-Gaia Corp.	75,600	958
	ARTERIA Networks Corp.	93,500	958
	RS Technologies Co. Ltd.	20,700	953
	Doshisha Co. Ltd.	80,800	952
	Pasona Group Inc.	60,000	951
	Teikoku Sen-I Co. Ltd.	77,484	945
	Aoyama Trading Co. Ltd.	185,500	943

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Siix Corp.	123,200	941
	Press Kogyo Co. Ltd.	313,200	941
	Toho Zinc Co. Ltd.	43,978	938
	Mimasu Semiconductor Industry Co. Ltd.	52,200	935
	Aichi Bank Ltd.	26,404	934
[2]	Key Coffee Inc.	59,293	929
	Sintokogio Ltd.	176,600	929
	Fujio Food Group Inc.	89,500	927
	Hibiya Engineering Ltd.	63,100	925
	FCC Co. Ltd.	92,343	922
	NS United Kaiun Kaisha Ltd.	33,400	918
	TOC Co. Ltd.	178,046	917
[2]	Tama Home Co. Ltd.	47,000	917
	Nippon Carbon Co. Ltd.	28,500	916
	Takamatsu Construction Group Co. Ltd.	54,800	913
	Geo Holdings Corp.	94,200	913
	Retail Partners Co. Ltd.	104,800	913
	Mori Trust Hotel REIT Inc.	920	913
	Elan Corp.	116,700	911
	Daiken Corp.	56,300	910
	Inageya Co. Ltd.	87,600	909
	Konoike Transport Co. Ltd.	102,400	909
	ESPEC Corp.	68,408	908
	Komori Corp.	158,900	902
	Ehime Bank Ltd.	126,800	900
	Sinko Industries Ltd.	71,641	900
	Usen-Next Holdings Co. Ltd.	54,600	896
	Senshu Electric Co. Ltd.	23,441	895
	Koshidaka Holdings Co. Ltd.	149,008	889
	Mitsui DM Sugar Holdings Co. Ltd.	59,600	886
	Daito Pharmaceutical Co. Ltd.	44,200	884
*,2	Kappa Create Co. Ltd.	85,588	883
	Sumitomo Densetsu Co. Ltd.	51,400	880
	Kyokuyo Co. Ltd.	35,100	879
	Miyazaki Bank Ltd.	54,893	872
		Shares	Market Value• ($000)
	Arcland Service Holdings Co. Ltd.	50,400	871
	PAL GROUP Holdings Co. Ltd.	78,000	870
	Matsuyafoods Holdings Co. Ltd.	29,700	867
	TV Asahi Holdings Corp.	75,600	864
	Hosokawa Micron Corp.	45,600	864
	Meisei Industrial Co. Ltd.	164,700	862
	Softcreate Holdings Corp.	26,739	862
	Tokai Corp.	64,900	860
	Tosei Corp.	101,600	855
	Tachibana Eletech Co. Ltd.	68,534	855
	Starzen Co. Ltd.	56,200	855
	IDOM Inc.	170,100	852
	Nissan Shatai Co. Ltd.	195,200	851
	Sun Frontier Fudousan Co. Ltd.	101,800	851
	Shinko Shoji Co. Ltd.	116,800	847
[2]	Ryoyo Electro Corp.	53,942	846
	Tokyo Electron Device Ltd.	20,300	844
*	Vision Inc.	84,065	838
	Daiwa Industries Ltd.	97,600	832
	ES-Con Japan Ltd.	142,000	832
	Asahi Diamond Industrial Co. Ltd.	189,322	830
	Broadleaf Co. Ltd.	293,400	829
	Nippon Fine Chemical Co. Ltd.	51,600	828
	Ishihara Sangyo Kaisha Ltd.	105,400	826
*	Nippon Chemi-Con Corp.	59,481	826
	Sinanen Holdings Co. Ltd.	33,000	823
	Marusan Securities Co. Ltd.	214,855	817
	Yamanashi Chuo Bank Ltd.	107,117	811
	Poletowin Pitcrew Holdings Inc.	105,500	805
	J-Oil Mills Inc.	65,800	804
	MEC Co. Ltd.	42,000	801
	Halows Co. Ltd.	33,300	796
[2]	GMO GlobalSign Holdings KK	18,778	792

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Nichiden Corp.	47,500	791
	Nippon Thompson Co. Ltd.	202,100	785
*	Atrae Inc.	56,816	785
	Mizuno Corp.	47,456	781
	Akita Bank Ltd.	60,300	774
[2]	Rock Field Co. Ltd.	70,168	767
[2]	YA-MAN Ltd.	80,300	765
	Yorozu Corp.	128,176	763
	Nichireki Co. Ltd.	81,500	761
	Pack Corp.	41,500	760
	Yonex Co. Ltd.	116,700	760
	Kyoei Steel Ltd.	74,012	759
	Riken Vitamin Co. Ltd.	57,700	758
	Sumitomo Seika Chemicals Co. Ltd.	32,300	758
	KeePer Technical Laboratory Co. Ltd.	37,436	756
	Keiyo Co. Ltd.	106,300	750
	Direct Marketing MiX Inc.	60,800	746
*	OSAKA Titanium Technologies Co. Ltd.	71,800	740
	V Technology Co. Ltd.	32,100	739
	Pressance Corp.	61,148	734
[2]	Onoken Co. Ltd.	63,100	733
	Aichi Steel Corp.	42,302	732
	G-7 Holdings Inc.	58,200	731
	HI-LEX Corp.	82,500	723
	Gakken Holdings Co. Ltd.	104,700	712
	Bank of the Ryukyus Ltd.	114,067	711
	Vector Inc.	74,100	709
	Shin Nippon Biomedical Laboratories Ltd.	66,900	702
	Ines Corp.	59,200	698
	Alpen Co. Ltd.	45,900	696
	EM Systems Co. Ltd.	97,700	695
	Modec Inc.	73,888	693
	Tachi-S Co. Ltd.	88,800	692
	Sagami Holdings Corp.	80,196	690
	Sinfonia Technology Co. Ltd.	70,200	681
	Cawachi Ltd.	42,900	676
	TSI Holdings Co. Ltd.	288,900	676
	Fukui Bank Ltd.	63,655	664
	TPR Co. Ltd.	69,329	664
	J Trust Co. Ltd.	275,100	662
	Obara Group Inc.	29,540	661
	Tenma Corp.	38,700	659
[2]	Kansai Super Market Ltd.	62,800	651
	Oita Bank Ltd.	45,107	643
		Shares	Market Value• ($000)
	Japan Transcity Corp.	140,592	642
	AOKI Holdings Inc.	135,504	638
	Midac Holdings Co. Ltd.	39,410	635
	Kurabo Industries Ltd.	46,200	634
	Sumitomo Riko Co. Ltd.	147,700	631
	I'll Inc.	59,700	631
*	Mitsui E&S Holdings Co. Ltd.	231,900	624
*,2	Open Door Inc.	43,200	624
	JVCKenwood Corp.	436,740	620
	CMK Corp.	155,200	619
	Matsuda Sangyo Co. Ltd.	34,700	609
	Dai-Dan Co. Ltd.	37,100	605
	Tamron Co. Ltd.	34,300	605
	Computer Engineering & Consulting Ltd.	65,970	604
	Hoosiers Holdings	118,700	596
	Tokushu Tokai Paper Co. Ltd.	22,400	595
	WingArc1st Inc.	59,900	587
*	Matsuya Co. Ltd.	106,800	586
	Teikoku Electric Manufacturing Co. Ltd.	46,000	584
	gremz Inc.	46,800	584
*,2	giftee Inc.	74,104	584
	Torishima Pump Manufacturing Co. Ltd.	58,500	576
	Goldcrest Co. Ltd.	43,980	572
	Sanshin Electronics Co. Ltd.	48,800	572
	Toyo Kanetsu KK	30,600	572
	Eagle Industry Co. Ltd.	71,700	571
	Canon Electronics Inc.	49,794	570
	Shikoku Bank Ltd.	94,940	567
	Maxvalu Tokai Co. Ltd.	28,400	567
	Sakai Chemical Industry Co. Ltd.	40,109	564
	Anest Iwata Corp.	88,700	563
	Futaba Industrial Co. Ltd.	184,400	561
	Inui Global Logistics Co. Ltd.	43,808	561
	Tosho Co. Ltd.	41,800	559
	Okabe Co. Ltd.	109,835	558

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Chilled & Frozen Logistics Holdings Co. Ltd.	64,600	557
	SIGMAXYZ Holdings Inc.	68,000	556
	Enplas Corp.	25,953	555
[2]	Mie Kotsu Group Holdings Inc.	156,900	555
	Neturen Co. Ltd.	122,600	554
*,2	PIA Corp.	23,100	553
	Hakuto Co. Ltd.	31,500	552
	St. Marc Holdings Co. Ltd.	48,200	551
	Itochu-Shokuhin Co. Ltd.	14,400	550
*,2	Taiko Pharmaceutical Co. Ltd.	119,237	550
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	35,803	546
	JAC Recruitment Co. Ltd.	38,700	545
	Chubu Shiryo Co. Ltd.	68,600	539
	Alpha Systems Inc.	18,200	538
	Tanseisha Co. Ltd.	88,300	538
	Fujiya Co. Ltd.	28,900	534
	Vital KSK Holdings Inc.	90,700	532
[2]	Link And Motivation Inc.	150,500	530
	Takara Leben Co. Ltd.	231,000	528
	G-Tekt Corp.	54,500	525
	Yurtec Corp.	99,400	525
	DKK Co. Ltd.	27,880	524
	Miroku Jyoho Service Co. Ltd.	51,200	520
	Nippon Coke & Engineering Co. Ltd.	494,700	519
	Qol Holdings Co. Ltd.	61,699	519
	Marvelous Inc.	88,000	517
	Seikagaku Corp.	79,441	516
	Tess Holdings Co. Ltd.	48,400	516
	Daido Metal Co. Ltd.	119,200	513
	Mitsubishi Research Institute Inc.	17,000	512
	ASKA Pharmaceutical Holdings Co. Ltd.	55,900	510
	Melco Holdings Inc.	16,600	507
[2]	Raccoon Holdings Inc.	47,462	506
		Shares	Market Value• ($000)
	Chiyoda Integre Co. Ltd.	30,000	505
	Marudai Food Co. Ltd.	43,118	504
	CONEXIO Corp.	44,800	503
	Sparx Group Co. Ltd.	254,600	502
	Shin Nippon Air Technologies Co. Ltd.	36,200	500
	Oriental Shiraishi Corp.	275,894	499
	Denyo Co. Ltd.	40,000	495
	Toyo Corp.	61,817	494
	Zenrin Co. Ltd.	67,950	494
	Fukuda Corp.	13,900	492
	Tekken Corp.	34,800	492
	Mitsuba Corp.	181,624	491
	Toenec Corp.	19,200	491
	Tochigi Bank Ltd.	261,512	487
	Aichi Corp.	69,900	486
	Kamei Corp.	60,500	486
[2]	Taki Chemical Co. Ltd.	12,300	485
	Aiphone Co. Ltd.	31,600	484
	Hodogaya Chemical Co. Ltd.	17,500	484
*	Kintetsu Department Store Co. Ltd.	24,500	484
	Daikokutenbussan Co. Ltd.	13,100	482
	ASAHI YUKIZAI Corp.	33,211	480
	Okuwa Co. Ltd.	71,500	480
	Nippon Parking Development Co. Ltd.	403,300	477
	K&O Energy Group Inc.	37,200	477
	FIDEA Holdings Co. Ltd.	47,920	476
	Furuno Electric Co. Ltd.	65,700	475
	Tonami Holdings Co. Ltd.	17,600	475
	Shinwa Co. Ltd.	30,900	474
	Nihon Nohyaku Co. Ltd.	102,400	472
	Nissei ASB Machine Co. Ltd.	20,600	470
	Japan Best Rescue System Co. Ltd.	59,965	470
	World Co. Ltd.	46,800	467
*	Unitika Ltd.	216,200	465
	CTS Co. Ltd.	69,742	464
	Icom Inc.	25,200	464
	Digital Holdings Inc.	40,945	464
	Happinet Corp.	39,600	462
	Warabeya Nichiyo Holdings Co. Ltd.	36,100	462

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Medical Data Vision Co. Ltd.	61,800	462
	Nichiban Co. Ltd.	34,300	460
	Aisan Industry Co. Ltd.	85,100	459
	Ryoden Corp.	35,500	459
	Nagatanien Holdings Co. Ltd.	30,400	458
	Kanagawa Chuo Kotsu Co. Ltd.	17,700	456
	Shindengen Electric Manufacturing Co. Ltd.	20,500	456
	Stella Chemifa Corp.	24,200	454
	Studio Alice Co. Ltd.	25,700	454
	Rheon Automatic Machinery Co. Ltd.	53,615	454
	CI Takiron Corp.	106,200	452
	World Holdings Co. Ltd.	24,000	452
	Proto Corp.	57,600	452
	Fukui Computer Holdings Inc.	17,900	447
	JM Holdings Co. Ltd.	35,700	447
	Riken Technos Corp.	132,700	446
	V-Cube Inc.	63,765	446
*	Akebono Brake Industry Co. Ltd.	375,983	444
	Shibusawa Warehouse Co. Ltd.	25,309	440
	Kurimoto Ltd.	35,300	436
	WDB Holdings Co. Ltd.	20,712	435
	BRONCO BILLY Co. Ltd.	24,200	435
	Kyosan Electric Manufacturing Co. Ltd.	129,100	434
	Topy Industries Ltd.	54,679	434
	LEC Inc.	64,548	433
	Riken Corp.	23,600	431
*	SRE Holdings Corp.	20,896	431
	Ichikoh Industries Ltd.	148,566	429
*	KNT-CT Holdings Co. Ltd.	35,800	429
[2]	Furukawa Battery Co. Ltd.	46,455	429
	SB Technology Corp.	24,800	427
	DKS Co. Ltd.	21,300	427
	Ichiyoshi Securities Co. Ltd.	96,700	426
	Kyodo Printing Co. Ltd.	20,600	426
		Shares	Market Value• ($000)
	Osaki Electric Co. Ltd.	112,600	425
	Tayca Corp.	46,232	425
	JDC Corp.	103,300	425
*	WATAMI Co. Ltd.	59,400	424
	Xebio Holdings Co. Ltd.	59,708	422
	Chori Co. Ltd.	28,700	421
	Towa Bank Ltd.	100,900	419
	Yahagi Construction Co. Ltd.	67,700	418
	SRA Holdings	19,100	416
	Nissin Sugar Co. Ltd.	31,325	414
	Chukyo Bank Ltd.	32,600	412
	Ubicom Holdings Inc.	18,700	410
	Tokyo Energy & Systems Inc.	54,100	407
*	Fujita Kanko Inc.	22,400	406
	Amuse Inc.	26,700	403
	Feed One Co. Ltd.	77,820	397
	Moriroku Holdings Co. Ltd.	29,100	396
	Sankyo Seiko Co. Ltd.	93,397	394
	Rokko Butter Co. Ltd.	33,000	393
	Fudo Tetra Corp.	32,820	392
	YAKUODO Holdings Co. Ltd.	28,300	392
	Elematec Corp.	43,300	391
	Japan Medical Dynamic Marketing Inc.	32,118	391
	Dai Nippon Toryo Co. Ltd.	64,600	390
	France Bed Holdings Co. Ltd.	57,600	389
	Iseki & Co. Ltd.	40,887	387
	Shinnihon Corp.	69,800	383
	Advan Group Co. Ltd.	60,400	381
	Kenko Mayonnaise Co. Ltd.	35,300	377
	Nippon Rietec Co. Ltd.	43,100	374
	Nippon Beet Sugar Manufacturing Co. Ltd.	29,200	373
	Sanei Architecture Planning Co. Ltd.	28,800	373
	Fixstars Corp.	58,700	373
	Hochiki Corp.	40,100	372
	FAN Communications Inc.	111,900	372

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Koatsu Gas Kogyo Co. Ltd.	73,900	371
	Optorun Co. Ltd.	24,900	370
	Bank of Saga Ltd.	33,500	368
	Achilles Corp.	36,300	363
	Sumida Corp.	56,109	363
	Nissin Corp.	30,400	362
*	BrainPad Inc.	41,157	361
	Hokkaido Gas Co. Ltd.	30,800	358
	Ministop Co. Ltd.	33,100	356
	Arakawa Chemical Industries Ltd.	44,600	355
	JSP Corp.	30,700	355
	ZIGExN Co. Ltd.	150,100	354
	ST Corp.	30,300	352
	Chiyoda Co. Ltd.	64,200	348
	Honeys Holdings Co. Ltd.	41,790	344
	Shimizu Bank Ltd.	28,600	343
	Asahi Co. Ltd.	33,500	343
*	Optim Corp.	51,838	343
	Kanaden Corp.	46,900	342
	Cosel Co. Ltd.	58,400	341
	Yukiguni Maitake Co. Ltd.	42,300	341
	Nakayama Steel Works Ltd.	103,400	340
	Takaoka Toko Co. Ltd.	27,400	340
	Nihon Chouzai Co. Ltd.	34,900	340
*,2	Gunosy Inc.	42,000	335
	Osaka Steel Co. Ltd.	31,000	334
	Maezawa Kyuso Industries Co. Ltd.	47,000	331
	Krosaki Harima Corp.	10,600	329
	Tatsuta Electric Wire and Cable Co. Ltd.	92,400	329
	Kyokuto Securities Co. Ltd.	61,100	329
	Akatsuki Inc.	14,200	329
	Enigmo Inc.	83,000	328
	Sanoh Industrial Co. Ltd.	60,600	327
	Aeon Fantasy Co. Ltd.	19,800	326
	Mars Group Holdings Corp.	25,000	326
	Nitto Kohki Co. Ltd.	28,100	326
*,2	Sourcenext Corp.	232,000	325
	Fuso Pharmaceutical Industries Ltd.	19,700	324
	Sankyo Tateyama Inc.	72,000	322
	Seika Corp.	25,800	321
		Shares	Market Value• ($000)
	Fuji Pharma Co. Ltd.	43,800	320
	Toa Oil Co. Ltd.	15,400	320
	Hisaka Works Ltd.	54,100	319
	Hito Communications Holdings Inc.	26,766	319
	Pronexus Inc.	39,035	318
	Toa Corp. (XTKS)	58,900	318
	Kawada Technologies Inc.	11,500	315
	Artnature Inc.	54,800	313
	Taisei Lamick Co. Ltd.	15,600	311
	Kojima Co. Ltd.	63,300	309
	NEC Capital Solutions Ltd.	20,400	309
[2]	Kamakura Shinsho Ltd.	69,600	307
*	Gurunavi Inc.	93,300	303
	Tomoku Co. Ltd.	26,300	301
	Central Security Patrols Co. Ltd.	18,595	300
	Nippon Sharyo Ltd.	18,500	300
[2]	Fibergate Inc.	33,349	298
	Okura Industrial Co. Ltd.	20,700	291
	LIFULL Co. Ltd.	165,500	289
*	COOKPAD Inc.	137,800	288
	CAC Holdings Corp.	27,600	287
	Central Sports Co. Ltd.	15,675	287
	Media Do Co. Ltd.	21,321	281
*	KLab Inc.	81,060	276
	CMIC Holdings Co. Ltd.	23,900	275
	Yushin Precision Equipment Co. Ltd.	55,200	267
	Tsutsumi Jewelry Co. Ltd.	18,200	264
	Yamashin-Filter Corp.	98,613	261
	Hokkan Holdings Ltd.	26,800	257
	MTI Ltd.	70,000	256
[2]	Kourakuen Holdings Corp.	26,400	255
	JP-Holdings Inc.	155,400	255
	Tokyo Individualized Educational Institute Inc.	55,312	250
	Nihon Tokushu Toryo Co. Ltd.	40,500	250
	Tv Tokyo Holdings Corp.	16,000	250
	I-PEX Inc.	22,900	249
*	Godo Steel Ltd.	24,700	248
	Sekisui Kasei Co. Ltd.	69,300	235
	Ebase Co. Ltd.	68,800	229

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Corona Corp. Class A	34,900	226
	Nisso Corp.	44,600	226
	Chuo Spring Co. Ltd.	43,600	225
[2]	Kanamic Network Co. Ltd.	56,600	220
[2]	Inaba Seisakusho Co. Ltd.	22,200	219
*,2	Jamco Corp.	35,900	218
[2]	Oro Co. Ltd.	13,967	218
*	Istyle Inc.	180,200	217
	Shimojima Co. Ltd.	29,900	216
[2]	Kitanotatsujin Corp.	164,400	216
	Tokyo Rakutenchi Co. Ltd.	6,900	210
[2]	Daisyo Corp.	25,700	206
	Nihon Trim Co. Ltd.	11,900	206
	Ohara Inc.	24,388	206
*,2	FDK Corp.	36,714	205
	Airport Facilities Co. Ltd.	48,700	203
	Taiho Kogyo Co. Ltd.	37,900	187
	Gecoss Corp.	29,900	180
	Wowow Inc.	15,000	178
*	CHIMNEY Co. Ltd.	20,000	178
	Cleanup Corp.	43,800	177
	Linical Co. Ltd.	28,300	177
*	Right On Co. Ltd.	28,800	156
	Sac's Bar Holdings Inc.	39,450	153
	Takamiya Co. Ltd.	56,000	152
[2]	Robot Home Inc.	94,100	145
*	TerraSky Co. Ltd.	14,210	145
*	Tokyo Base Co. Ltd.	56,200	142
*	RPA Holdings Inc.	40,100	112
*	Heroz Inc.	14,100	100
	Japan Steel Works Ltd.	800	23
	Mitsui High-Tec Inc.	200	17
	Katitas Co. Ltd.	600	14
	Descente Ltd.	600	12
			1,221,131
Kuwait (0.2%)
*	National Industries Group Holding SAK	5,582,718	5,725
*	Warba Bank KSCP	3,449,822	3,111
	Boursa Kuwait Securities Co. KPSC	355,436	3,066
		Shares	Market Value• ($000)
	Qurain Petrochemical Industries Co.	2,205,700	2,690
	Kuwait Projects Co. Holding KSCP	3,229,318	2,064
	Kuwait International Bank KSCP	2,008,241	1,588
	Alimtiaz Investment Group KSC	3,634,723	1,441
*	Integrated Holding Co. KCSC	451,360	639
			20,324
Malaysia (0.8%)
	Inari Amertron Bhd.	9,585,900	6,144
*	Hong Seng Consolidated Bhd.	6,059,200	3,546
	My EG Services Bhd.	16,273,000	3,485
	TIME dotCom Bhd.	3,278,800	3,345
	Bursa Malaysia Bhd.	2,051,254	3,288
	Genting Plantations Bhd.	1,486,273	3,101
	Carlsberg Brewery Malaysia Bhd.	568,000	2,882
	Sunway REIT	7,979,800	2,671
	Frontken Corp. Bhd.	4,244,150	2,645
	ViTrox Corp. Bhd.	1,499,100	2,581
	Sunway Bhd.	5,829,688	2,436
	VS Industry Bhd.	10,517,350	2,389
	D&O Green Technologies Bhd.	2,574,800	2,270
	Kossan Rubber Industries Bhd.	4,840,600	2,045
	Axis REIT	4,620,500	2,028
	Malaysian Pacific Industries Bhd.	278,400	1,983
	Mega First Corp. Bhd.	2,267,200	1,977
	KPJ Healthcare Bhd.	8,448,400	1,837
	Yinson Holdings Bhd.	3,167,600	1,776
	Scientex Bhd.	2,010,600	1,757
	Pentamaster Corp. Bhd.	2,192,950	1,700
	UMW Holdings Bhd	1,926,300	1,468
	CTOS Digital Bhd.	4,154,300	1,433
*	Greatech Technology Bhd.	1,450,400	1,306
	AEON Credit Service M Bhd.	354,700	1,294

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	BerMaz Auto Bhd.	3,093,040	1,255
	Berjaya Sports Toto Bhd.	2,794,057	1,235
*	Bumi Armada Bhd.	12,390,100	1,213
	Malaysia Building Society Bhd.	8,234,300	1,204
	SP Setia Bhd. Group	4,457,500	1,193
	UWC Bhd.	1,531,700	1,108
	Padini Holdings Bhd.	1,330,200	1,047
	DRB-Hicom Bhd.	3,156,427	1,004
[1]	Lotte Chemical Titan Holding Bhd.	1,748,705	878
	Malaysian Resources Corp. Bhd.	7,777,538	683
*	Berjaya Corp. Bhd.	11,511,863	669
	Syarikat Takaful Malaysia Keluarga Bhd.	688,500	561
*	Velesto Energy Bhd.	18,647,080	508
	Cahya Mata Sarawak Bhd.	1,862,300	455
	Leong Hup International Bhd.	3,434,200	411
*	UEM Sunrise Bhd.	4,211,200	326
*	WCT Holdings Bhd.	2,548,151	317
*	Sapura Energy Bhd.	39,906,700	315
	Magnum Bhd.	149,400	62
*	Sunway Bhd. Warrants Exp. 10/3/24	385,748	37
[3]	Serba Dinamik Holdings Bhd.	321,400	26
*	Velesto Energy Bhd. Warrants Exp. 10/18/24	2,470,020	23
*,3	Serba Dinamik Holdings Bhd. Warrants Exp. 12/5/24	878,820	14
*	Malaysian Resources Corp. Bhd. Warrants Exp. 10/29/27	430,554	8
			75,939
Mexico (0.3%)
	PLA Administradora Industrial S de RL de CV	3,145,113	4,172
	Corp. Inmobiliaria Vesta SAB de CV	2,238,142	4,147
*	Alsea SAB de CV	1,768,400	3,876
		Shares	Market Value• ($000)
[1]	Macquarie Mexico Real Estate Management SA de CV	3,464,202	3,827
	Bolsa Mexicana de Valores SAB de CV	1,751,566	3,470
	Genomma Lab Internacional SAB de CV Class B	3,024,980	3,186
	La Comer SAB de CV	1,643,107	3,046
*	Gentera SAB de CV	3,458,125	2,686
*,1	Grupo Traxion SAB de CV	1,216,781	1,893
*,1	Nemak SAB de CV	7,172,987	1,557
	Grupo Rotoplas SAB de CV	499,379	598
*	Axtel SAB de CV	4,677,908	502
	Grupo Comercial Chedraui SA de CV	10,400	26
			32,986
Netherlands (1.3%)
*	OCI NV	351,982	13,338
	Arcadis NV	261,305	10,903
*	Galapagos NV	169,641	9,960
	Boskalis Westminster	285,144	9,903
	SBM Offshore NV	572,336	8,294
*,1	Basic-Fit NV	176,105	7,378
	Corbion NV	210,119	7,285
	TKH Group NV GDR	143,809	7,052
*,1	Intertrust NV	326,694	6,741
	APERAM SA	166,389	6,422
*	Accell Group NV	76,969	4,650
	Eurocommercial Properties NV	190,411	4,607
	PostNL NV	1,323,779	4,338
*	Fugro NV	348,965	4,275
	AMG Advanced Metallurgical Group NV	102,576	4,011
*,1,2	Alfen Beheer BV	37,885	3,407
[1,2]	Flow Traders	101,160	3,303
*	Sligro Food Group NV	125,448	2,944
	NSI NV	65,075	2,546
*	Koninklijke BAM Groep NV	915,183	2,533
*	Majorel Group Luxembourg SA	77,171	2,414
*,2	TomTom NV	266,142	2,298
[2]	Wereldhave NV	136,627	2,228
	Vastned Retail NV	58,458	1,486
	Brunel International NV	53,114	617
[1]	B&S Group Sarl	66,550	490
[2]	ForFarmers NV	135,665	416

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*,3	SNS Reaal	96,364	—
			133,839
New Zealand (0.7%)
	Chorus Ltd.	1,553,809	7,372
	Summerset Group Holdings Ltd.	851,554	6,414
	Goodman Property Trust	3,820,317	5,561
[3]	Z Energy Ltd.	1,791,985	4,355
	Precinct Properties New Zealand Ltd.	4,400,254	4,300
	Freightways Ltd.	534,596	4,225
[3]	Vital Healthcare Property Trust	1,646,233	3,316
	Genesis Energy Ltd.	1,703,563	3,146
	Arvida Group Ltd.	2,638,869	2,787
	Vector Ltd.	923,349	2,624
	Skellerup Holdings Ltd.	653,132	2,407
	Argosy Property Ltd.	2,795,179	2,342
[2]	Heartland Group Holdings Ltd.	1,563,135	2,308
	Stride Property Group	1,779,733	2,271
*	Pushpay Holdings Ltd.	2,656,892	2,241
	KMD Brands Ltd.	2,145,832	1,901
	Oceania Healthcare Ltd.	2,309,829	1,533
*	Pacific Edge Ltd.	2,287,540	1,322
*	Serko Ltd.	350,400	1,150
	Scales Corp. Ltd.	358,946	1,120
*	SKY Network Television Ltd.	585,806	1,010
*	Tourism Holdings Ltd.	485,537	939
	Restaurant Brands New Zealand Ltd.	113,012	938
*	Vista Group International Ltd.	652,698	784
*	Synlait Milk Ltd.	284,817	649
	EBOS Group Ltd.	1,052	29
*,3	Vital Healthcare Property Rights	192,767	—
			67,044
Norway (1.5%)
	Storebrand ASA	1,669,760	14,504
	Bakkafrost P/F	180,435	12,388
	Kongsberg Gruppen ASA	278,044	11,943
	SpareBank 1 SR-Bank ASA	632,014	8,048
	Borregaard ASA	365,480	6,972
*	NEL ASA	4,865,521	6,914
	Subsea 7 SA	798,637	6,546
		Shares	Market Value• ($000)
	SpareBank 1 SMN	465,916	6,529
	TGS ASA	406,255	6,267
	Austevoll Seafood ASA	331,097	5,250
	Veidekke ASA	394,191	5,104
[1]	Scatec ASA	414,370	5,008
[1]	Elkem ASA	998,867	4,148
	Atea ASA	320,037	3,813
*,1	Crayon Group Holding ASA	248,315	3,653
*,2	Frontline Ltd.	424,406	3,515
*	Grieg Seafood ASA	235,575	3,510
[1]	Entra ASA	203,154	3,350
	MPC Container Ships ASA	1,066,483	3,174
	DNO ASA	1,913,569	2,901
	Bonheur ASA	73,932	2,749
*	Kahoot! ASA	1,088,106	2,623
*	Aker Carbon Capture ASA	1,213,750	2,452
	Wallenius Wilhelmsen ASA	362,682	2,276
[1]	BW LPG Ltd.	265,926	1,672
	Sparebank 1 Oestlandet	109,075	1,596
	Arendals Fossekompani A/S	39,107	1,572
*	Hexagon Composites ASA	339,296	1,341
	Stolt-Nielsen Ltd.	68,425	1,236
	Norway Royal Salmon ASA	44,948	1,179
*	Aker Horizons Holding ASA	537,681	1,098
	BW Offshore Ltd.	372,352	1,071
*	BW Energy Ltd.	197,028	574
*	Nordic Semiconductor ASA	5,795	115
			145,091
Pakistan (0.2%)
*	Lucky Cement Ltd.	819,896	2,495
	Engro Corp. Ltd.	1,203,707	1,799
	Hub Power Co. Ltd.	4,453,584	1,636
	MCB Bank Ltd.	1,860,210	1,509
	Pakistan State Oil Co. Ltd.	1,297,746	1,185
	Engro Fertilizers Ltd.	2,089,103	1,070
	Pakistan Oilfields Ltd.	508,586	1,035
	Bank Alfalah Ltd.	5,189,267	984
	Searle Co. Ltd.	1,182,924	718
	TRG Pakistan	1,551,968	655
	Millat Tractors Ltd.	125,824	625
	United Bank Ltd.	845,938	624
	Nishat Mills Ltd.	556,805	248

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	National Bank of Pakistan	1,415,000	236
	DG Khan Cement Co. Ltd.	613,586	221
	Kot Addu Power Co. Ltd.	635,708	97
			15,137
Philippines (0.2%)
	Security Bank Corp.	1,799,219	3,539
	Robinson's Land Corp.	7,295,297	2,650
	Robinsons Retail Holdings Inc.	2,401,150	2,457
	Wilcon Depot Inc.	4,524,200	2,423
	RL Commercial REIT Inc.	12,358,200	1,722
	AREIT Inc.	2,236,100	1,700
	Manila Water Co. Inc.	4,341,285	1,527
	Nickel Asia Corp.	9,826,874	1,440
	Century Pacific Food Inc.	3,302,900	1,419
	D&L Industries Inc.	7,925,400	1,079
	First Gen Corp.	1,848,087	823
	Filinvest Land Inc.	26,483,400	532
*	Cebu Air Inc.	519,080	436
	Vista Land & Lifescapes Inc.	6,391,100	314
*,1	CEMEX Holdings Philippines Inc.	6,345,539	97
	AC Energy Corp.	279,400	38
			22,196
Poland (0.4%)
*	PGE Polska Grupa Energetyczna SA	2,509,483	5,581
*	Grupa Lotos SA	342,611	5,327
*	Orange Polska SA	2,605,875	3,983
	Asseco Poland SA	207,684	3,650
[2]	KRUK SA	62,233	3,588
*	mBank SA	47,680	3,191
*	Tauron Polska Energia SA	3,851,029	2,896
*,2	Jastrzebska Spolka Weglowa SA	179,611	2,721
*	Alior Bank SA	323,300	2,639
*	Bank Millennium SA	1,996,488	2,262
	Bank Handlowy w Warszawie SA	121,020	1,631
*	Enea SA	706,697	1,526
*	Grupa Azoty SA	152,994	1,380
*,2	CCC SA	97,763	1,143
	Kernel Holding SA	160,692	953
		Shares	Market Value• ($000)
*,2	AmRest Holdings SE	235,679	928
	Ciech SA	82,917	739
	Warsaw Stock Exchange	75,126	658
*,3	CAPITEA SA	103,234	87
			44,883
Portugal (0.3%)
*	Banco Comercial Portugues SA Class R	28,266,982	4,370
	REN - Redes Energeticas Nacionais SGPS SA	1,427,205	4,350
	Navigator Co. SA	1,009,882	4,143
	Sonae SGPS SA	3,261,185	3,521
	NOS SGPS SA	696,746	2,946
	CTT-Correios de Portugal SA	549,417	2,483
	Altri SGPS SA	267,201	1,773
	Corticeira Amorim SGPS SA	100,834	1,043
*	Greenvolt-Energias Renovaveis SA	105,311	786
	Semapa-Sociedade de Investimento e Gestao	49,025	676
			26,091
Qatar (0.1%)
*	Gulf International Services QSC	4,082,207	2,176
	Al Meera Consumer Goods Co. QSC	361,902	1,890
	Medicare Group	512,201	971
			5,037
Romania (0.0%)
*	MED Life SA	281,934	1,223
	One United Properties SA	3,077,394	883
	Teraplast SA	3,866,662	622
			2,728
Russia (0.0%)
[3]	Mechel PJSC Preference Shares	434,330	—
[1,3]	Detsky Mir PJSC	2,390,633	—
[3]	OGK-2 PJSC	54,519,850	—
[3]	TGC-1 PJSC	2,060,900,000	—
*,3	Mechel PJSC	477,169	—
[3]	Rosseti Lenenergo PJSC Preference Shares	305,131	—
[3]	LSR Group PJSC Class A	66,793	—
*,3	ENEL RUSSIA PJSC	24,682,000	—
[3]	Samolet Group	30,568	—

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
[3]	Novorossiysk Commercial Sea Port PJSC	16,380,500	—
[3]	Bank St. Petersburg PJSC	642,145	—
[3]	IDGC of Centre and Volga Region PJSC	236,900,000	—
[3]	Cherkizovo Group PJSC	13,969	—
			—
Saudi Arabia (0.5%)
	Arriyadh Development Co.	323,773	2,619
	Aldrees Petroleum and Transport Services Co.	123,917	2,589
	Al Hammadi Co. for Development and Investment	193,417	2,504
	Leejam Sports Co. JSC	77,741	2,282
	Saudi Ceramic Co.	147,491	2,009
	City Cement Co.	254,398	1,893
*	Saudi Real Estate Co.	315,691	1,854
	Jadwa REIT Saudi Fund	494,646	1,853
	Eastern Province Cement Co.	138,164	1,775
	National Gas & Industrialization Co.	133,708	1,728
	National Medical Care Co.	79,266	1,651
	United International Transportation Co.	125,377	1,639
*	National Agriculture Development Co.	191,579	1,624
*	Methanol Chemicals Co.	123,062	1,578
	Arabian Cement Co.	140,380	1,566
*	Aseer Trading Tourism & Manufacturing Co.	311,090	1,521
	Najran Cement Co.	308,805	1,501
	Astra Industrial Group	110,612	1,451
*	Middle East Healthcare Co.	149,659	1,425
	Saudi Chemical Co. Holding	153,343	1,403
	Northern Region Cement Co.	324,699	1,167
*	Dur Hospitality Co.	162,788	1,124
		Shares	Market Value• ($000)
*	Saudi Public Transport Co.	186,228	1,058
*	Herfy Food Services Co.	70,644	1,049
*	Fawaz Abdulaziz Al Hokair & Co.	238,499	855
	Bawan Co.	83,831	804
*	Mediterranean & Gulf Insurance & Reinsurance Co.	154,570	620
*	Zamil Industrial Investment Co.	92,227	561
	Tabuk Cement Co.	117,247	554
*	Al Jouf Cement Co.	191,752	502
	Hail Cement Co.	131,718	502
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	98,777	404
			45,665
Singapore (0.8%)
	Frasers Centrepoint Trust	3,793,508	6,681
	Keppel Infrastructure Trust	12,922,146	5,160
	ESR-REIT	18,018,785	5,054
	Parkway Life REIT	1,352,881	4,714
	Haw Par Corp. Ltd.	464,500	3,909
	Manulife US REIT	5,867,288	3,655
	CapitaLand China Trust	3,855,699	3,240
	AEM Holdings Ltd.	934,400	3,200
	Raffles Medical Group Ltd.	3,417,584	2,951
	First Resources Ltd.	1,898,529	2,896
	Ascendas India Trust	2,901,500	2,622
	CDL Hospitality Trusts	2,684,613	2,580
	Cromwell European REIT	1,058,840	2,570
[3]	SPH REIT	3,476,100	2,453
	OUE Commercial REIT	7,810,309	2,334
	Keppel Pacific Oak US REIT	3,092,700	2,240
	Starhill Global REIT	5,205,308	2,229
	AIMS APAC REIT	1,847,500	1,889
	iFAST Corp. Ltd.	515,700	1,852
	Lendlease Global Commercial REIT	3,204,319	1,830
	Sheng Siong Group Ltd.	1,590,500	1,756

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Prime US REIT	2,331,469	1,718
	Far East Hospitality Trust	3,551,900	1,711
	UMS Holdings Ltd.	1,697,700	1,446
	Nanofilm Technologies International Ltd.	642,000	1,239
	Riverstone Holdings Ltd.	1,721,300	1,197
	Sabana Industrial REIT	3,603,600	1,180
	Thomson Medical Group Ltd.	19,788,100	1,151
	First REIT	3,750,872	848
	Lippo Malls Indonesia Retail Trust	16,113,200	694
	Asian Pay Television Trust	6,494,250	619
*	COSCO Shipping International Singapore Co. Ltd.	3,208,700	567
*	Yoma Strategic Holdings Ltd.	4,687,430	512
	Bumitama Agri Ltd.	855,000	479
	Silverlake Axis Ltd.	2,018,829	470
*,3	Best World International Ltd.	407,818	401
*,3	Eagle Hospitality Trust	2,004,300	275
*,2,3	Ezra Holdings Ltd.	4,500,399	36
*,3	Hyflux Ltd.	1,145,286	—
*,2	Ezion Holdings Ltd. Warrants Exp. 4/16/23	2,195,796	—
			80,358
South Africa (0.6%)
*	Thungela Resources Ltd.	446,189	7,635
	Motus Holdings Ltd.	531,473	3,844
	Equites Property Fund Ltd.	2,230,256	2,994
	Omnia Holdings Ltd.	547,913	2,890
	KAP Industrial Holdings Ltd.	8,506,545	2,750
	Super Group Ltd.	1,620,454	2,748
	Vukile Property Fund Ltd.	3,018,014	2,556
	Hyprop Investments Ltd.	1,104,028	2,510
*,2	Steinhoff International Holdings NV	15,161,850	2,500
	AECI Ltd.	350,213	2,260
	JSE Ltd.	305,311	2,155
		Shares	Market Value• ($000)
	MAS Real Estate Inc.	1,501,186	2,009
	Advtech Ltd.	1,758,369	1,983
	DataTec Ltd.	703,518	1,746
	Ninety One Ltd.	536,505	1,725
	Investec Property Fund Ltd.	2,118,501	1,650
	Raubex Group Ltd.	574,858	1,531
	Reunert Ltd.	536,295	1,496
	DRDGOLD Ltd.	1,830,127	1,491
	Cashbuild Ltd.	72,253	1,293
	Astral Foods Ltd.	127,656	1,229
	SA Corporate Real Estate Ltd.	8,506,936	1,202
*	Tsogo Sun Gaming Ltd.	1,672,033	1,182
*,2	Sun International Ltd.	620,914	1,126
*	Attacq Ltd.	2,449,091	1,049
*	Famous Brands Ltd.	249,213	1,007
*,2	Massmart Holdings Ltd.	302,790	800
	Adcock Ingram Holdings Ltd.	235,477	798
	Hudaco Industries Ltd.	84,261	788
	Emira Property Fund Ltd.	1,147,647	787
	Wilson Bayly Holmes-Ovcon Ltd.	164,112	775
	Long4Life Ltd.	1,942,901	745
*,2	Brait plc	2,259,754	607
*	Blue Label Telecoms Ltd.	1,662,282	590
	Zeder Investments Ltd.	2,902,808	565
	Alexander Forbes Group Holdings Ltd.	1,818,457	538
	Curro Holdings Ltd.	707,664	469
	Transaction Capital Ltd.	24,768	80
			64,103
South Korea (4.5%)
	Meritz Fire & Marine Insurance Co. Ltd.	218,661	7,650
	DB HiTek Co. Ltd.	131,918	6,919
	Hansol Chemical Co. Ltd.	30,197	5,810
	Meritz Securities Co. Ltd.	984,781	5,091
[2]	JYP Entertainment Corp.	106,094	4,922
	LEENO Industrial Inc.	35,149	4,872
	Youngone Corp.	122,104	4,602
[2]	WONIK IPS Co. Ltd.	136,448	4,272

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
[2]	Ecopro Co. Ltd.	62,464	4,118
[2]	Hyosung Advanced Materials Corp.	10,854	4,040
	JB Financial Group Co. Ltd.	527,867	3,734
*,2	Hyundai Rotem Co. Ltd.	248,540	3,705
[2]	Hyosung TNC Corp.	10,909	3,525
	Dongjin Semichem Co. Ltd.	118,762	3,500
	Kolon Industries Inc.	70,924	3,455
[2]	Koh Young Technology Inc.	227,760	3,449
[2]	LX Semicon Co. Ltd.	33,394	3,446
[2]	SM Entertainment Co. Ltd.	64,434	3,435
	CS Wind Corp.	72,816	3,407
[2]	KIWOOM Securities Co. Ltd.	45,450	3,392
[2]	Soulbrain Co. Ltd.	17,613	3,387
*	CosmoAM&T Co. Ltd.	75,827	3,305
*	Wysiwyg Studios Co. Ltd.	122,565	3,174
[2]	Eo Technics Co. Ltd.	35,390	3,101
[2]	Chunbo Co. Ltd.	13,969	3,033
*,2	Doosan Fuel Cell Co. Ltd.	108,133	2,938
	ESR Kendall Square REIT Co. Ltd.	501,630	2,926
*,2	KMW Co. Ltd.	112,921	2,908
	Daishin Securities Co. Ltd.	204,104	2,842
[2]	Dongkuk Steel Mill Co. Ltd.	187,894	2,748
	People & Technology Inc.	68,018	2,678
*,2	Hyundai Bioscience Co. Ltd.	117,473	2,665
	LIG Nex1 Co. Ltd.	40,837	2,642
[2]	Com2uSCorp	35,156	2,612
*	Chabiotech Co. Ltd.	177,048	2,601
	Foosung Co. Ltd.	173,073	2,561
	Daeduck Electronics Co. Ltd.	106,594	2,530
[2]	KEPCO Engineering & Construction Co. Inc.	43,734	2,510
*	SOLUM Co. Ltd.	128,639	2,492
		Shares	Market Value• ($000)
	SFA Engineering Corp.	77,556	2,427
[2]	ST Pharm Co. Ltd.	31,611	2,426
	LS Electric Co. Ltd.	64,578	2,425
[2]	Daejoo Electronic Materials Co. Ltd.	37,457	2,417
[2]	SIMMTECH Co. Ltd.	62,353	2,403
*	Hugel Inc.	24,029	2,365
*,2	CJ CGV Co. Ltd.	108,528	2,346
	LX International Corp.	76,861	2,344
	Hyundai Elevator Co. Ltd.	83,414	2,342
*	HLB Life Science Co. Ltd.	286,409	2,324
	Cosmax Inc.	33,851	2,276
[2]	Hanwha Systems Co. Ltd.	183,554	2,258
	AfreecaTV Co. Ltd.	26,260	2,251
	NICE Information Service Co. Ltd.	154,734	2,249
*	Hana Tour Service Inc.	34,469	2,239
	Daewoong Pharmaceutical Co. Ltd.	15,419	2,218
*,2	LegoChem Biosciences Inc.	66,084	2,217
[2]	Innox Advanced Materials Co. Ltd.	56,681	2,193
[2]	BH Co. Ltd.	102,712	2,182
*,2	Naturecell Co. Ltd.	163,740	2,181
	Hanmi Semiconductor Co. Ltd.	182,808	2,170
*	GeneOne Life Science Inc.	245,871	2,152
	Korean Reinsurance Co.	281,109	2,151
	Douzone Bizon Co. Ltd.	67,158	2,150
	Dawonsys Co. Ltd.	92,523	2,145
*	TY Holdings Co. Ltd.	106,370	2,130
	LOTTE REIT Co. Ltd.	447,337	2,113
	Chong Kun Dang Pharmaceutical Corp.	26,928	2,104
[2]	Taekwang Industrial Co. Ltd.	2,520	2,027
*	Pharmicell Co. Ltd.	225,278	2,014
*	Genexine Inc.	62,114	1,967

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*,2	Hanall Biopharma Co. Ltd.	134,974	1,947
[2]	Jusung Engineering Co. Ltd.	116,480	1,934
[2]	Ahnlab Inc.	23,594	1,934
*	Asiana Airlines Inc.	121,767	1,924
	Hyosung Corp.	28,797	1,886
*,2	ABLBio Inc.	95,206	1,882
*	Bioneer Corp.	77,925	1,866
	Kolmar Korea Co. Ltd.	50,334	1,862
[2]	DongKook Pharmaceutical Co. Ltd.	104,290	1,851
*	Kumho Tire Co. Inc.	543,922	1,847
[2]	PI Advanced Materials Co. Ltd.	48,541	1,829
*	Hana Micron Inc.	130,994	1,828
*,2	Oscotec Inc.	85,114	1,817
[2]	IS Dongseo Co. Ltd.	43,082	1,813
	Hyundai Autoever Corp.	17,258	1,808
	Innocean Worldwide Inc.	46,524	1,793
*,2	Taihan Electric Wire Co. Ltd.	1,243,971	1,772
*	Amicogen Inc.	70,353	1,761
[2]	Seoul Semiconductor Co. Ltd.	164,714	1,753
[2]	Hyundai Greenfood Co. Ltd.	241,127	1,739
*,2	NEPES Corp.	72,981	1,735
	HK inno N Corp.	54,569	1,735
[2]	Daewoong Co. Ltd.	72,559	1,721
	MegaStudyEdu Co. Ltd.	22,798	1,712
	Poongsan Corp.	67,837	1,709
[2]	Huchems Fine Chemical Corp.	96,923	1,703
*	Eubiologics Co. Ltd.	112,663	1,688
[2]	Eugene Technology Co. Ltd.	49,569	1,667
	JR Global REIT	352,666	1,650
*	NKMax Co. Ltd.	100,151	1,647
[2]	Tesna Inc.	43,910	1,639
*	Myoung Shin Industrial Co. Ltd.	92,118	1,621
*	Creative & Innovative System	154,863	1,617
[2]	Tokai Carbon Korea Co. Ltd.	13,998	1,556
[2]	Zinus Inc.	30,200	1,539
		Shares	Market Value• ($000)
[2]	Sebang Global Battery Co. Ltd.	25,741	1,535
*,2	Studio Dragon Corp.	23,277	1,529
	Ecopro HN Co. Ltd.	39,145	1,523
[2]	Hanjin Transportation Co. Ltd.	58,263	1,516
[2]	RFHIC Corp.	67,588	1,515
*	Sam Chun Dang Pharm Co. Ltd.	42,830	1,514
	Hyundai Home Shopping Network Corp.	31,675	1,510
[2]	Green Cross Holdings Corp.	86,797	1,509
	GC Cell Corp.	28,572	1,498
	Park Systems Corp.	16,737	1,487
[2]	YG Entertainment Inc.	33,446	1,486
*	Eoflow Co. Ltd.	82,704	1,472
*,2	Lotte Tour Development Co. Ltd.	114,177	1,468
	Harim Holdings Co. Ltd.	169,108	1,456
	Daou Technology Inc.	88,954	1,454
*,2	GemVax & Kael Co. Ltd.	125,147	1,452
	Hanwha Investment & Securities Co. Ltd.	383,737	1,439
*	BNC Korea Co. Ltd.	170,404	1,433
*	Vidente Co. Ltd.	130,621	1,425
	KCC Glass Corp.	29,250	1,425
	Intellian Technologies Inc.	23,227	1,424
*	Danal Co. Ltd.	190,982	1,422
*	HJ Shipbuilding & Construction Co. Ltd.	227,068	1,416
*	SFA Semicon Co. Ltd.	272,456	1,399
[2]	Doosan Co. Ltd.	19,953	1,399
[2]	Handsome Co. Ltd.	49,758	1,388
	Osstem Implant Co. Ltd.	15,430	1,382
[2]	SK Discovery Co. Ltd.	42,004	1,376
	Lutronic Corp.	64,805	1,346
	Mcnex Co. Ltd.	38,455	1,344
*	Hyosung Chemical Corp.	7,601	1,341
*,2	iNtRON Biotechnology Inc.	94,586	1,339

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Korea Electric Terminal Co. Ltd.	24,245	1,336
	Partron Co. Ltd.	143,341	1,317
*	Vaxcell-Bio Therapeutics Co. Ltd.	36,514	1,289
*,2	Duk San Neolux Co. Ltd.	38,777	1,273
	GOLFZON Co. Ltd.	9,827	1,256
[2]	Bukwang Pharmaceutical Co. Ltd.	134,499	1,251
*,2	Cellivery Therapeutics Inc.	45,351	1,249
*	Hyundai Electric & Energy System Co. Ltd.	72,781	1,244
*,2	Yungjin Pharmaceutical Co. Ltd.	316,309	1,230
	Samyang Holdings Corp.	17,843	1,220
	JW Pharmaceutical Corp.	50,117	1,214
*,2	NHN KCP Corp.	73,042	1,201
	PharmaResearch Co. Ltd.	16,447	1,200
[2]	DoubleUGames Co. Ltd.	30,675	1,199
*,2	MedPacto Inc.	47,500	1,186
	Dentium Co. Ltd.	22,147	1,180
[2]	Sangsangin Co. Ltd.	129,559	1,163
	Samwha Capacitor Co. Ltd.	26,759	1,155
*	LX Holdings Corp.	146,966	1,155
[2]	Hansae Co. Ltd.	56,311	1,152
*	Com2uS Holdings Corp.	17,138	1,129
[2]	S&S Tech Corp.	51,794	1,126
	Hyundai Construction Equipment Co. Ltd.	38,535	1,124
*,2	Binex Co. Ltd.	91,844	1,119
	INTOPS Co. Ltd.	37,767	1,117
	Humasis Co. Ltd.	115,052	1,115
*	Hancom Inc.	69,354	1,110
[2]	Posco ICT Co. Ltd.	226,309	1,099
[2]	TES Co. Ltd.	49,761	1,090
[2]	Korea Petrochemical Ind Co. Ltd.	9,169	1,087
*,2	Ananti Inc.	154,821	1,068
	Hankook & Co. Co. Ltd.	92,671	1,061
	Shinsegae International Inc.	42,245	1,049
	SL Corp.	49,368	1,038
		Shares	Market Value• ($000)
*,2	Ace Technologies Corp.	127,810	1,038
	L&C Bio Co. Ltd.	32,871	1,031
	Daesang Corp.	50,541	1,010
	Young Poong Corp.	1,847	997
	NICE Holdings Co. Ltd.	72,461	982
*	CMG Pharmaceutical Co. Ltd.	383,090	977
*,2	Webzen Inc.	55,962	974
*	UniTest Inc.	48,683	973
	TK Corp.	113,487	964
*,2	Mezzion Pharma Co. Ltd.	61,131	964
[2]	Hanil Cement Co. Ltd.	59,370	961
*	Korea Line Corp.	455,846	959
	Songwon Industrial Co. Ltd.	45,108	958
[2]	OptoElectronics Solutions Co. Ltd.	42,683	958
	Korea Real Estate Investment & Trust Co. Ltd.	546,836	951
*	DIO Corp.	35,057	941
*,2	Medipost Co. Ltd.	51,638	926
	KUMHOE&C Co. Ltd.	113,346	924
*	Hyosung Heavy Industries Corp.	21,024	916
*	Sambu Engineering & Construction Co. Ltd.	437,208	914
	SK Securities Co. Ltd.	1,337,369	910
	Seojin System Co. Ltd.	59,562	907
	Korea Asset In Trust Co. Ltd.	288,833	894
	Boryung Pharmaceutical Co. Ltd.	84,761	870
*	Next Science Co. Ltd.	141,202	865
	Ilyang Pharmaceutical Co. Ltd.	44,081	862
	Youngone Holdings Co. Ltd.	20,975	853
	Dong-A Socio Holdings Co. Ltd.	9,470	850
*,2	Modetour Network Inc.	47,716	844
*,2	CrystalGenomics Inc.	207,711	835
	Vieworks Co. Ltd.	26,371	831
	Tongyang Inc.	667,833	826

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*,2	Komipharm International Co. Ltd.	116,807	821
	SK Gas Ltd.	8,613	814
	Dong-A ST Co. Ltd.	14,684	814
[2]	Daea TI Co. Ltd.	234,869	812
[2]	ENF Technology Co. Ltd.	29,094	802
*	Hanwha General Insurance Co. Ltd.	214,277	800
	LX Hausys Ltd.	17,333	800
*,2	Kuk-il Paper Manufacturing Co. Ltd.	305,865	799
[2]	KH Vatec Co. Ltd.	50,386	797
*	Inscobee Inc.	354,014	780
	HDC Holdings Co. Ltd.	136,690	778
*	Solid Inc.	146,704	764
	Nature Holdings Co. Ltd.	27,859	754
	SNT Motiv Co. Ltd.	19,992	753
	Youlchon Chemical Co. Ltd.	42,046	749
	Yuanta Securities Korea Co. Ltd.	263,543	742
	LF Corp.	47,710	737
*	Shinsung E&G Co. Ltd.	491,246	733
[2,3]	Gradiant Corp.	206,374	728
	Namhae Chemical Corp.	64,980	722
*	Enzychem Lifesciences Corp.	41,171	719
	Dongwon Industries Co. Ltd.	3,620	713
[2]	InBody Co. Ltd.	30,586	703
	Samyang Corp.	15,975	693
*	Neowiz	42,069	688
*,2	Insun ENT Co. Ltd.	77,948	683
*	Giantstep Inc.	29,389	681
*,3	S-MAC Co. Ltd.	250,973	671
	Huons Co. Ltd.	19,429	661
	KISWIRE Ltd.	29,628	652
	Halla Holdings Corp.	19,666	652
[2]	Korea United Pharm Inc.	28,052	652
	Orion Holdings Corp.	54,843	640
*,2	Samsung Pharmaceutical Co. Ltd.	202,583	636
[2]	Seobu T&D	74,449	629
*	OliX Pharmaceuticals Inc.	33,958	625
		Shares	Market Value• ($000)
	Mirae Asset Life Insurance Co. Ltd.	196,948	621
*	AbClon Inc.	50,930	621
*,2	Grand Korea Leisure Co. Ltd.	50,231	609
*,2	Cafe24 Corp.	40,463	601
*,2	HLB Therapeutics Co. Ltd.	89,071	596
[2]	Advanced Process Systems Corp.	31,225	592
*	KH Feelux Co. Ltd.	332,432	590
	Binggrae Co. Ltd.	13,349	582
	HS Industries Co. Ltd.	121,990	577
	Samchully Co. Ltd.	6,409	577
	KTB Investment & Securities Co. Ltd.	154,806	572
	KC Co. Ltd.	31,238	546
	Namyang Dairy Products Co. Ltd.	1,683	542
	i-SENS Inc.	23,454	537
	iMarketKorea Inc.	61,379	520
	Hansol Paper Co. Ltd.	43,926	508
[2]	ITM Semiconductor Co. Ltd.	18,203	508
	Kolon Corp.	23,081	505
[2]	Nexen Tire Corp.	93,392	505
	Seah Besteel Corp.	35,155	504
	Daishin Securities Co. Ltd. Preference Shares	41,378	501
*	STCUBE	115,237	495
[2]	Sungwoo Hitech Co. Ltd.	127,257	493
	Tongyang Life Insurance Co. Ltd.	92,674	493
	Jeil Pharmaceutical Co. Ltd.	23,196	487
	Kwang Dong Pharmaceutical Co. Ltd.	83,083	478
	Hankook Shell Oil Co. Ltd.	2,323	468
	LOTTE Himart Co. Ltd.	25,085	466
	Maeil Dairies Co. Ltd.	8,362	460
*	Cellid Co. Ltd.	24,017	454
*,2	Namsun Aluminum Co. Ltd.	189,182	451
	LG HelloVision Co. Ltd.	89,011	450

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	SPC Samlip Co. Ltd.	6,279	447
*	Eyegene Inc.	68,305	447
	Chongkundang Holdings Corp.	8,077	443
*	Peptron Inc.	59,471	443
*	Dongsung Pharmaceutical Co. Ltd.	65,106	432
	Dongwon F&B Co. Ltd.	3,059	431
	KC Tech Co. Ltd.	25,990	427
	Hyundai Bioland Co. Ltd.	29,899	425
	KISCO Corp.	59,444	424
	Huons Global Co. Ltd.	18,780	420
	Taeyoung Engineering & Construction Co. Ltd.	53,202	417
	CJ Freshway Corp.	12,744	414
[2]	Cuckoo Homesys Co. Ltd.	14,684	408
	Eugene Investment & Securities Co. Ltd.	155,434	402
	BGF Co. Ltd.	88,189	396
*,2	Telcon RF Pharmaceutical Inc.	240,257	387
*	Interflex Co. Ltd.	28,626	378
[2]	Soulbrain Holdings Co. Ltd.	16,872	376
	Hyundai Corp.	25,414	373
*	Anterogen Co. Ltd.	19,497	372
*	Aprogen pharmaceuticals Inc.	579,812	371
	Sung Kwang Bend Co. Ltd.	48,276	369
	Dae Han Flour Mills Co. Ltd.	2,609	368
	Lotte Confectionery Co. Ltd.	3,730	368
	Eusu Holdings Co. Ltd.	75,588	365
	E1 Corp.	9,109	363
*	Hansol Technics Co. Ltd.	66,760	362
*	Wonik Holdings Co. Ltd.	92,558	358
[2]	Woongjin Thinkbig Co. Ltd.	152,463	355
*	Lock&Lock Co. Ltd.	42,729	352
	DB Financial Investment Co. Ltd.	68,332	351
	Byucksan Corp.	112,419	346
*	Eutilex Co. Ltd.	31,102	345
[2]	Toptec Co. Ltd.	50,666	340
		Shares	Market Value• ($000)
[2]	Hanil Holdings Co. Ltd.	30,795	327
	Humedix Co. Ltd.	19,600	327
	Kolmar Korea Holdings Co. Ltd.	18,175	324
*	Able C&C Co. Ltd.	51,601	311
	Kyobo Securities Co. Ltd.	50,102	310
	ICD Co. Ltd.	33,810	294
*	SCM Lifescience Co. Ltd.	34,206	292
	Lotte Food Co. Ltd.	1,024	279
	KT Skylife Co. Ltd.	38,395	279
	Hyundai Livart Furniture Co. Ltd.	23,620	274
*	CUROCOM Co. Ltd.	299,868	273
	Aekyung Industrial Co. Ltd.	17,509	273
	Cuckoo Holdings Co. Ltd.	18,165	268
	Hansol Holdings Co. Ltd.	93,150	262
	Daeduck Co. Ltd.	41,388	257
	Sindoh Co. Ltd.	9,770	255
	Sam Young Electronics Co. Ltd.	27,627	234
*	Homecast Co. Ltd.	90,380	219
*,3	Y2 Solution Co. Ltd.	147,206	143
	L&F Co. Ltd.	592	100
*	Coreana Cosmetics Co. Ltd.	17,026	63
	Cell Biotech Co. Ltd.	4,720	62
	Dae Hwa Pharmaceutical Co. Ltd.	8,171	54
*	Kakao Games Corp.	868	41
	Iljin Materials Co. Ltd.	546	37
	Wemade Co. Ltd.	468	28
	Stcube Inc. Rights Exp. 5/20/22	41,606	16
*,3	Cnk International Co. Ltd.	35,374	—
			449,660
Spain (1.2%)
	Banco de Sabadell SA	19,811,465	15,375
	Acerinox SA	747,439	7,870
	Viscofan SA	137,522	7,592
	Grupo Catalana Occidente SA	183,778	5,294

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Laboratorios Farmaceuticos Rovi SA	76,740	5,240
	Ebro Foods SA	284,025	5,107
*	Solaria Energia y Medio Ambiente SA	229,024	5,082
	Faes Farma SA	1,196,578	5,021
*	Indra Sistemas SA	465,333	4,742
	CIE Automotive SA	201,991	4,404
	Applus Services SA	555,590	4,334
	Cia de Distribucion Integral Logista Holdings SA	231,554	4,266
[1]	Unicaja Banco SA	4,282,651	4,034
	Sacyr SA (XMAD)	1,453,438	3,915
	Pharma Mar SA	50,926	3,898
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	2,416,623	3,472
	Almirall SA	262,007	3,404
	Corp. Financiera Alba SA	53,942	3,188
*	Melia Hotels International SA	337,467	2,791
*	Mediaset Espana Comunicacion SA	607,549	2,719
*,1	Neinor Homes SA	194,688	2,206
	Construcciones y Auxiliar de Ferrocarriles SA	68,667	2,105
[1]	Gestamp Automocion SA	574,942	1,878
*	Ence Energia y Celulosa SA	489,266	1,833
[1]	Global Dominion Access SA	404,732	1,673
	Fomento de Construcciones y Contratas SA	143,122	1,635
[1]	Aedas Homes SA	67,761	1,585
	Prosegur Cia de Seguridad SA	766,058	1,585
	Atresmedia Corp. de Medios de Comunicacion SA	293,153	1,121
*,2	Tecnicas Reunidas SA	128,578	1,065
	Lar Espana Real Estate Socimi SA	183,405	961
		Shares	Market Value• ($000)
[1]	Prosegur Cash SA	1,197,502	888
*	Distribuidora Internacional de Alimentacion SA	56,097,194	768
*,2	NH Hotel Group SA (XMAD)	69,008	257
*,2,3	Let S Gowex SA	31,105	—
			121,308
Sweden (4.0%)
	Saab AB Class B	324,564	13,729
	AddTech AB Class B	672,606	11,865
	Fabege AB	948,738	11,516
	Avanza Bank Holding AB	440,197	11,147
	Axfood AB	371,701	10,999
	Nordnet AB publ	603,863	10,474
	AAK AB	601,710	10,440
	SSAB AB Class B	1,685,321	9,911
[2]	BillerudKorsnas AB	640,514	9,884
[1]	Dometic Group AB	1,143,624	9,794
	SSAB AB Class A	1,425,623	9,054
*	Nordic Entertainment Group AB Class B	271,933	8,930
	AddLife AB Class B	382,673	8,455
	Wihlborgs Fastigheter AB	467,331	8,102
[1]	Bravida Holding AB	754,771	7,738
	Hexpol AB	890,594	7,647
	Nyfosa AB	639,486	7,048
	Loomis AB Class B	278,813	6,947
	Intrum AB	273,419	6,609
	Wallenstam AB Class B	592,428	6,550
	Peab AB Class B	682,451	6,520
	Arjo AB Class B	823,005	6,178
	JM AB	260,248	6,010
*	Sectra AB Class B	474,329	5,984
	AFRY AB	356,472	5,909
	Hexatronic Group AB	138,196	5,847
	Lindab International AB	240,548	5,610
	Biotage AB	260,396	5,394
	Catena AB	102,339	5,343
	Mips AB	74,944	5,322
	Instalco AB	830,151	5,124
	Corem Property Group AB Class B	2,300,507	4,871
	Hufvudstaden AB Class A	375,720	4,868

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Electrolux Professional AB Class B	859,764	4,819
	Bure Equity AB	200,891	4,737
*	Pandox AB Class B	339,516	4,730
	Vitec Software Group AB Class B	93,438	4,708
	Nolato AB Class B	671,669	4,649
	Mycronic AB	256,116	4,479
	AddNode Group AB Class B	102,650	4,339
	NCC AB Class B	340,632	4,221
	Ratos AB Class B	791,074	4,036
*	Modern Times Group MTG AB Class B	376,690	3,984
	HMS Networks AB	93,091	3,810
*	Sdiptech AB Class B	101,037	3,538
	Cibus Nordic Real Estate AB	151,174	3,496
	Bilia AB Class A	250,754	3,477
	Medicover AB Class B	208,576	3,454
	Bufab AB	100,850	3,346
	Granges AB	405,626	3,331
*	Cint Group AB	391,631	3,203
	Beijer Alma AB	152,339	3,169
*	Stillfront Group AB	1,559,998	3,151
	Betsson AB Class B	485,281	2,981
	Concentric AB	143,923	2,811
	SkiStar AB	144,107	2,805
	Dios Fastigheter AB	305,744	2,730
	Atrium Ljungberg AB Class B	166,254	2,719
	NP3 Fastigheter AB	97,263	2,703
	Troax Group AB	115,808	2,572
[1]	Munters Group AB	357,708	2,137
*,1,2	Boozt AB	199,403	2,094
	INVISIO AB	114,736	2,034
*,2	BHG Group AB	293,527	2,021
	Platzer Fastigheter Holding AB Class B	197,599	2,007
	Cloetta AB Class B	780,193	1,972
*	Cary Group AB	258,367	1,939
	Clas Ohlson AB Class B	165,537	1,879
	Nobia AB	473,587	1,859
*,1	Scandic Hotels Group AB	455,948	1,755
	Bonava AB Class B	358,403	1,740
[1]	Resurs Holding AB	560,084	1,629
		Shares	Market Value• ($000)
*	Mekonomen AB	139,329	1,606
	Systemair AB	251,404	1,597
*	Hemnet Group AB	115,706	1,443
*	VNV Global AB	337,279	1,407
*,2	SAS AB	13,178,011	1,366
	Fagerhult AB	269,618	1,353
	Corem Property Group AB Preference Shares	42,814	1,341
	Investment AB Oresund	109,365	1,308
*	Collector AB	278,993	1,217
*,1	Attendo AB	445,597	1,205
*	Camurus AB	66,363	1,093
	Volati AB	76,267	1,071
*,2	BICO Group AB Class B	97,386	977
*	Hansa Biopharma AB	170,742	944
*	Solid Forsakring AB	56,008	272
	NCC AB Class A	15,132	202
[1]	Thule Group AB	2,874	100
*,1	Oncopeptides AB	38,591	32
	Samhallsbyggnadsbolaget i Norden AB	7,939	25
	Vitrolife AB	889	23
*,3	Ow Bunker A/S	24,023	—
			399,465
Switzerland (2.8%)
[1]	Galenica AG	173,788	12,797
	Siegfried Holding AG (Registered)	14,670	10,635
	Allreal Holding AG (Registered)	52,569	9,916
	Bachem Holding AG (Registered) Class B	22,268	9,717
*	Dufry AG (Registered)	215,384	8,573
	Daetwyler Holding AG (Bearer)	26,518	8,526
	Bucher Industries AG (Registered)	22,812	8,224
	SFS Group AG	60,242	7,544
	Cembra Money Bank AG	103,986	7,503
	Vontobel Holding AG (Registered)	101,146	7,397
	Mobimo Holding AG (Registered)	25,432	7,273
*,2	Idorsia Ltd.	418,281	7,139
[2]	Stadler Rail AG	184,186	6,692
	Inficon Holding AG (Registered)	7,281	6,629
	Interroll Holding AG (Registered)	2,015	6,108

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Valiant Holding AG (Registered)	60,928	6,086
	Comet Holding AG (Registered)	27,519	5,949
	Forbo Holding AG (Registered)	3,875	5,672
	Burckhardt Compression Holding AG	10,996	5,610
	Huber + Suhner AG (Registered)	62,410	5,474
	Landis+Gyr Group AG	94,629	5,281
	St. Galler Kantonalbank AG (Registered)	10,371	5,001
	dormakaba Holding AG	10,631	4,934
	Softwareone Holding AG	350,493	4,739
	Swissquote Group Holding SA (Registered)	28,652	4,657
	OC Oerlikon Corp. AG (Registered)	648,463	4,624
	Sulzer AG (Registered)	60,804	4,556
*,2	Meyer Burger Technology AG	9,531,976	4,517
*	Dottikon Es Holding AG (Registered)	14,828	4,473
[1]	PolyPeptide Group AG	50,869	4,452
	Kardex Holding AG (Registered)	22,109	4,208
*,1	Sensirion Holding AG	33,879	4,063
	Bystronic AG	4,745	3,938
	LEM Holding SA (Registered)	1,666	3,838
	Komax Holding AG (Registered)	13,981	3,672
	VZ Holding AG	48,975	3,645
	Schweiter Technologies AG (Bearer)	3,537	3,559
*	Aryzta AG	3,707,270	3,452
*	Zur Rose Group AG	26,892	3,301
	Zehnder Group AG	39,143	3,061
	Intershop Holding AG	4,376	2,850
[1]	Medmix AG	84,642	2,843
	Bobst Group SA (Registered)	32,230	2,719
	Arbonia AG	143,472	2,555
*	u-blox Holding AG	28,512	2,369
	Leonteq AG	34,724	2,362
		Shares	Market Value• ($000)
*,1	Medacta Group SA	20,425	2,327
	Valora Holding AG (Registered)	13,805	2,257
	ALSO Holding AG (Registered)	9,962	2,253
	Bell Food Group AG (Registered)	8,264	2,246
	EFG International AG	286,125	2,157
*,2	COSMO Pharmaceuticals NV	36,242	2,073
	Bossard Holding AG (Registered) Class A	9,284	2,010
*,1	Medartis Holding AG	16,684	1,757
	Vetropack Holding AG Class A (Registered)	40,762	1,677
	Ypsomed Holding AG (Registered)	10,625	1,518
*,2	Basilea Pharmaceutica AG (Registered)	44,698	1,494
	Hiag Immobilien Holding AG	13,143	1,365
	Rieter Holding AG (Registered)	9,566	1,300
	Autoneum Holding AG	10,444	1,235
*	Implenia AG (Registered)	50,667	1,146
*,1	Montana Aerospace AG	70,110	1,069
	Ascom Holding AG (Registered)	108,487	960
*,2	Swiss Steel Holding AG	2,492,596	707
	VP Bank AG Class A	6,295	630
*	APG SGA SA	2,787	531
	Belimo Holding AG (Registered)	370	183
	Emmi AG (Registered)	54	53
	Mobimo Holding AG Rights Exp. 5/3/22	5,565	19
			284,100
Taiwan (7.5%)
	WPG Holdings Ltd.	5,357,137	9,828
*	Tatung Co. Ltd.	7,890,584	8,872
	Macronix International Co. Ltd.	6,750,386	8,589

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	TA Chen Stainless Pipe	5,532,745	8,183
	Elite Material Co. Ltd.	1,090,519	8,064
	Tripod Technology Corp.	1,907,327	7,953
	Chroma ATE Inc.	1,416,040	7,872
	Ruentex Industries Ltd.	2,012,844	7,751
	Phison Electronics Corp.	587,962	7,578
	Alchip Technologies Ltd.	251,000	7,353
	Merida Industry Co. Ltd.	873,055	7,100
	Lien Hwa Industrial Holdings Corp.	3,636,363	6,888
	Gigabyte Technology Co. Ltd.	1,814,271	6,509
	Simplo Technology Co. Ltd.	655,631	6,443
	Sinbon Electronics Co. Ltd.	731,066	6,421
	Faraday Technology Corp.	748,000	6,384
	Lotes Co. Ltd.	258,703	6,327
	Radiant Opto-Electronics Corp.	1,763,147	6,079
	Highwealth Construction Corp.	3,831,375	6,072
	IBF Financial Holdings Co. Ltd.	11,192,876	6,070
	Compeq Manufacturing Co. Ltd.	3,863,471	5,895
*	China Petrochemical Development Corp.	14,038,620	5,557
	Wisdom Marine Lines Co. Ltd.	1,766,241	5,435
	Taichung Commercial Bank Co. Ltd.	10,683,924	5,382
	Kinsus Interconnect Technology Corp.	949,282	5,351
	King Yuan Electronics Co. Ltd.	3,944,963	5,342
	Chipbond Technology Corp.	2,375,852	5,342
	YFY Inc.	4,985,000	5,251
	Qisda Corp.	4,796,000	5,096
		Shares	Market Value• ($000)
	Elan Microelectronics Corp.	1,009,545	5,092
	Bizlink Holding Inc.	504,651	5,050
	King's Town Bank Co. Ltd.	3,780,193	4,990
	ITEQ Corp.	1,422,870	4,989
	Yulon Finance Corp.	637,170	4,956
	Makalot Industrial Co. Ltd.	786,795	4,840
	Tung Ho Steel Enterprise Corp.	2,275,350	4,828
	Global Unichip Corp.	347,649	4,761
	Tong Hsing Electronic Industries Ltd.	580,572	4,507
	Jentech Precision Industrial Co. Ltd.	349,698	4,416
*	Medigen Vaccine Biologics Corp.	514,119	4,340
	International Games System Co. Ltd.	173,213	4,253
	Great Wall Enterprise Co. Ltd.	2,317,035	4,131
	Taiwan Surface Mounting Technology Corp.	1,152,530	4,043
	Feng Hsin Steel Co. Ltd.	1,411,000	3,973
	Shinkong Synthetic Fibers Corp.	5,842,416	3,883
	Goldsun Building Materials Co. Ltd.	3,894,402	3,825
	Cheng Loong Corp.	3,360,920	3,791
	CTCI Corp.	2,406,667	3,789
	HannStar Display Corp.	8,494,810	3,729
*	Episil Technologies Inc.	1,075,350	3,714
	Chung Hung Steel Corp.	2,906,000	3,666
	FLEXium Interconnect Inc.	1,144,140	3,550
	Wafer Works Corp.	1,965,363	3,539
	Fusheng Precision Co. Ltd.	478,000	3,518
	Elite Semiconductor Microelectronics Technology Inc.	846,000	3,472

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Pan Jit International Inc.	1,378,000	3,460
*	United Renewable Energy Co. Ltd.	4,730,129	3,412
	WT Microelectronics Co. Ltd.	1,406,377	3,389
	AP Memory Technology Corp.	408,154	3,359
	ChipMOS Technologies Inc.	2,118,494	3,295
	United Integrated Services Co. Ltd.	542,200	3,279
	Far Eastern Department Stores Ltd.	4,646,043	3,268
	Nan Kang Rubber Tire Co. Ltd.	2,510,107	3,265
	Asia Vital Components Co. Ltd.	916,337	3,169
	Century Iron & Steel Industrial Co. Ltd.	733,000	3,136
	Gold Circuit Electronics Ltd.	1,135,280	3,129
	King Slide Works Co. Ltd.	233,675	3,119
	Fitipower Integrated Technology Inc.	533,226	3,088
	Topco Scientific Co. Ltd.	546,793	3,079
	Standard Foods Taiwan Ltd.	1,800,708	3,070
	Poya International Co. Ltd.	287,671	3,059
	Chung-Hsin Electric & Machinery Manufacturing Corp.	1,665,625	3,051
	Mitac Holdings Corp.	3,232,617	3,020
*	Microbio Co. Ltd.	1,541,342	3,007
*	Yieh Phui Enterprise Co. Ltd.	4,226,910	3,002
	Center Laboratories Inc.	1,403,163	2,992
	TXC Corp.	978,877	2,979
	Clevo Co.	2,558,944	2,924
	Coretronic Corp.	1,519,000	2,895
	USI Corp.	2,945,784	2,867
	XinTec Inc.	620,000	2,837
	Tainan Spinning Co. Ltd.	4,104,674	2,829
	Shares	Market Value• ($000)
Taiwan Union Technology Corp.	1,087,000	2,807
Sigurd Microelectronics Corp.	1,467,822	2,782
Sitronix Technology Corp.	322,282	2,764
TSRC Corp.	2,532,046	2,738
Nuvoton Technology Corp.	570,000	2,734
Huaku Development Co. Ltd.	851,499	2,659
FocalTech Systems Co. Ltd.	676,258	2,600
Merry Electronics Co. Ltd.	935,307	2,584
Wistron NeWeb Corp.	999,495	2,570
Grand Pacific Petrochemical	2,930,928	2,559
Greatek Electronics Inc.	1,092,000	2,540
Kenda Rubber Industrial Co. Ltd.	2,354,000	2,502
Arcadyan Technology Corp.	585,737	2,499
President Securities Corp.	3,513,526	2,466
SDI Corp.	560,000	2,441
Ardentec Corp.	1,678,851	2,440
Farglory Land Development Co. Ltd.	1,065,854	2,423
TCI Co. Ltd.	422,067	2,418
Hota Industrial Manufacturing Co. Ltd.	949,317	2,417
Solar Applied Materials Technology Corp.	1,460,691	2,400
Nantex Industry Co. Ltd.	1,292,000	2,391
Charoen Pokphand Enterprise	864,000	2,372
Wah Lee Industrial Corp.	673,500	2,357
Taiwan Hon Chuan Enterprise Co. Ltd.	925,401	2,357
International CSRC Investment Holdings Co.	2,955,997	2,319

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	General Interface Solution Holding Ltd.	752,000	2,313
	Supreme Electronics Co. Ltd.	1,436,250	2,226
	Sercomm Corp.	790,000	2,199
	China Steel Chemical Corp.	568,853	2,191
	O-Bank Co. Ltd.	6,746,000	2,165
	Grape King Bio Ltd.	445,000	2,163
	Primax Electronics Ltd.	1,140,000	2,133
	Shiny Chemical Industrial Co. Ltd.	305,000	2,114
	TTY Biopharm Co. Ltd.	828,987	2,094
	Fulgent Sun International Holding Co. Ltd.	401,270	2,085
	Apex International Co. Ltd.	656,000	2,084
*	EirGenix Inc.	696,855	2,084
*	TSEC Corp.	1,401,000	2,061
	Via Technologies Inc.	1,262,000	2,051
*	RDC Semiconductor Co. Ltd.	195,000	2,050
	Holtek Semiconductor Inc.	656,279	2,038
	RichWave Technology Corp.	303,200	2,034
	Taiwan Semiconductor Co. Ltd.	793,000	2,033
	Taiwan Paiho Ltd.	893,183	2,016
	TaiDoc Technology Corp.	205,000	2,012
	Everlight Electronics Co. Ltd.	1,386,725	2,007
	Kinpo Electronics	4,241,196	2,007
	Tong Yang Industry Co. Ltd.	1,778,919	1,994
	Hotai Finance Co. Ltd.	530,000	1,993
	Pegavision Corp.	146,000	1,992
	Sanyang Motor Co. Ltd.	2,096,037	1,975
	OptoTech Corp.	1,399,406	1,929
	ADATA Technology Co. Ltd.	817,915	1,925
	Getac Holdings Corp.	1,237,000	1,923
		Shares	Market Value• ($000)
	Evergreen International Storage & Transport Corp.	1,591,502	1,915
	Foxsemicon Integrated Technology Inc.	265,400	1,905
	Adimmune Corp.	1,375,343	1,894
	Hsin Kuang Steel Co. Ltd.	879,569	1,893
	Longchen Paper & Packaging Co. Ltd.	2,802,868	1,890
	ITE Technology Inc.	586,418	1,889
	Holy Stone Enterprise Co. Ltd.	490,769	1,884
	Genesys Logic Inc.	286,000	1,862
*	Oriental Union Chemical Corp.	2,704,000	1,855
	Prince Housing & Development Corp.	4,334,183	1,825
	Silicon Integrated Systems Corp.	2,443,462	1,824
	Ta Ya Electric Wire & Cable	1,911,294	1,822
	Sunny Friend Environmental Technology Co. Ltd.	239,000	1,822
	Cleanaway Co. Ltd.	268,000	1,814
	Chong Hong Construction Co. Ltd.	719,493	1,785
*	Etron Technology Inc.	879,524	1,783
	UPC Technology Corp.	3,211,065	1,781
*	Asia Pacific Telecom Co. Ltd.	6,752,891	1,728
	Visual Photonics Epitaxy Co. Ltd.	597,455	1,715
	Kinik Co.	396,000	1,703
	China General Plastics Corp.	1,520,717	1,701
	Taiwan Cogeneration Corp.	1,305,903	1,691
	Chang Wah Electromaterials Inc.	1,416,000	1,675
	Taiwan Mask Corp.	684,540	1,675
	Asia Polymer Corp.	1,359,151	1,665
	Test Research Inc.	705,371	1,638

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Chicony Power Technology Co. Ltd.	689,000	1,625
	Pixart Imaging Inc.	412,920	1,605
	BES Engineering Corp.	4,974,468	1,600
	Sunplus Technology Co. Ltd.	1,445,000	1,590
	Kindom Development Co. Ltd.	1,354,900	1,586
	Asia Optical Co. Inc.	665,000	1,574
	Cheng Uei Precision Industry Co. Ltd.	1,370,000	1,572
	Continental Holdings Corp.	1,732,000	1,562
	Advanced Ceramic X Corp.	190,000	1,560
	Shin Zu Shing Co. Ltd.	550,224	1,555
*	Shihlin Paper Corp.	825,578	1,553
	Sporton International Inc.	247,159	1,519
	Systex Corp.	551,000	1,506
	LandMark Optoelectronics Corp.	315,600	1,493
	Ennoconn Corp.	225,432	1,488
	Innodisk Corp.	217,140	1,485
	Cathay Real Estate Development Co. Ltd.	2,372,000	1,477
*	TaiMed Biologics Inc.	698,000	1,470
	Universal Vision Biotechnology Co. Ltd.	175,000	1,467
	T3EX Global Holdings Corp.	366,000	1,438
	Chang Wah Technology Co. Ltd.	476,000	1,438
	Gudeng Precision Industrial Co. Ltd.	198,511	1,417
	Global Mixed Mode Technology Inc.	212,199	1,416
	St. Shine Optical Co. Ltd.	156,419	1,409
	Taiwan Sakura Corp.	661,000	1,391
	Anpec Electronics Corp.	222,000	1,389
*	First Steamship Co. Ltd.	3,746,850	1,382
		Shares	Market Value• ($000)
	Pan-International Industrial Corp.	1,239,595	1,378
	Formosa International Hotels Corp.	235,841	1,376
	Ton Yi Industrial Corp.	2,580,000	1,376
	Andes Technology Corp.	141,000	1,375
	Taiwan PCB Techvest Co. Ltd.	821,102	1,351
*	Mercuries Life Insurance Co. Ltd.	5,156,905	1,351
	Co-Tech Development Corp.	690,000	1,340
	Mercuries & Associates Holding Ltd.	1,935,612	1,337
	Jih Sun Financial Holdings Co. Ltd.	3,150,235	1,324
	Sinyi Realty Inc.	1,104,465	1,316
	YC INOX Co. Ltd.	1,213,750	1,300
*	Taiwan TEA Corp.	2,007,293	1,291
	Sonix Technology Co. Ltd.	505,000	1,282
	AcBel Polytech Inc.	1,329,000	1,280
	Weltrend Semiconductor	553,753	1,276
	Hannstar Board Corp.	976,438	1,262
	Dimerco Express Corp.	358,792	1,246
	Lung Yen Life Service Corp.	766,000	1,244
	Marketech International Corp.	292,000	1,241
	Gloria Material Technology Corp.	1,279,023	1,236
	China Man-Made Fiber Corp.	4,276,384	1,236
	Lotus Pharmaceutical Co. Ltd.	318,000	1,236
*	Phihong Technology Co. Ltd.	947,618	1,224
	Advanced Wireless Semiconductor Co.	439,192	1,222
*	CSBC Corp. Taiwan	1,721,956	1,217
	Chlitina Holding Ltd.	192,750	1,208
	ASROCK Inc.	219,000	1,208
	Aten International Co. Ltd.	440,260	1,204

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Thinking Electronic Industrial Co. Ltd.	285,000	1,197
	Hung Sheng Construction Ltd.	1,385,620	1,185
	TPK Holding Co. Ltd.	1,023,000	1,179
	Swancor Holding Co. Ltd.	263,000	1,175
*	Orient Semiconductor Electronics Ltd.	1,830,197	1,173
	Dynapack International Technology Corp.	430,299	1,164
*	Unitech Printed Circuit Board Corp.	2,075,672	1,162
	Acter Group Corp. Ltd.	172,481	1,160
	Chia Hsin Cement Corp.	1,726,000	1,157
	Wei Chuan Foods Corp.	1,508,835	1,145
	Federal Corp.	1,494,505	1,142
	Gemtek Technology Corp.	1,108,115	1,132
	Ho Tung Chemical Corp.	3,303,362	1,127
	Xxentria Technology Materials Corp.	504,776	1,124
	Sampo Corp.	1,071,048	1,122
	Tung Thih Electronic Co. Ltd.	221,000	1,121
	AURAS Technology Co. Ltd.	201,000	1,117
	Flytech Technology Co. Ltd.	447,845	1,103
	Sincere Navigation Corp.	1,094,970	1,100
*	Lealea Enterprise Co. Ltd.	3,044,849	1,098
	Chin-Poon Industrial Co. Ltd.	1,089,072	1,097
	CMC Magnetics Corp.	3,658,254	1,097
	Amazing Microelectronic Corp.	250,000	1,096
	Elite Advanced Laser Corp.	746,607	1,090
	Motech Industries Inc.	1,048,339	1,083
	Actron Technology Corp.	206,000	1,083
		Shares	Market Value• ($000)
	Cub Elecparts Inc.	233,609	1,081
	Nichidenbo Corp.	606,000	1,076
	Gourmet Master Co. Ltd.	340,789	1,060
	Everlight Chemical Industrial Corp.	1,390,649	1,056
	Adlink Technology Inc.	546,127	1,055
	Unizyx Holding Corp.	1,102,000	1,047
	D-Link Corp.	1,839,774	1,047
	AmTRAN Technology Co. Ltd.	2,148,168	1,045
	Chief Telecom Inc.	108,000	1,042
	KMC Kuei Meng International Inc.	188,000	1,039
	Sensortek Technology Corp.	92,000	1,035
	Namchow Holdings Co. Ltd.	631,000	1,019
	YungShin Global Holding Corp.	700,697	1,019
	Fittech Co. Ltd.	190,647	1,014
	Posiflex Technology Inc.	253,822	1,012
	Soft-World International Corp.	351,520	1,002
	Gamania Digital Entertainment Co. Ltd.	464,000	999
*	91APP Inc.	228,555	996
	Ultra Chip Inc.	229,000	992
*	Ambassador Hotel	924,000	984
	Chun Yuan Steel Industry Co. Ltd.	1,358,000	973
	Kung Long Batteries Industrial Co. Ltd.	207,000	964
	Bank of Kaohsiung Co. Ltd.	1,988,764	950
	Kaimei Electronic Corp.	431,000	945
	Darfon Electronics Corp.	593,000	944
	VIA Labs Inc.	95,000	940
	Syncmold Enterprise Corp.	394,750	938
	Advanced International Multitech Co. Ltd.	314,000	898

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Global Brands Manufacture Ltd.	819,361	896
[2]	China Metal Products	803,515	895
	PharmaEngine Inc.	304,102	895
	Chunghwa Precision Test Tech Co. Ltd.	56,000	885
	CyberTAN Technology Inc.	1,181,571	884
	PChome Online Inc.	333,082	878
	Topkey Corp.	208,000	874
	Hu Lane Associate Inc.	251,500	871
*	Gigastorage Corp.	1,158,742	859
*	Chung Hwa Pulp Corp.	1,328,135	852
*	Lingsen Precision Industries Ltd.	1,209,000	850
	Huang Hsiang Construction Corp.	445,051	833
	Zeng Hsing Industrial Co. Ltd.	176,000	825
	Firich Enterprises Co. Ltd.	880,878	820
	Altek Corp.	661,250	818
	Taiwan Styrene Monomer	1,435,579	786
	Sunonwealth Electric Machine Industry Co. Ltd.	603,000	776
	Wowprime Corp.	206,761	775
	Bioteque Corp.	207,000	774
	Radium Life Tech Co. Ltd.	2,284,910	774
	Kuo Yang Construction Co. Ltd.	1,099,000	747
*	Shining Building Business Co. Ltd.	2,176,675	737
	Egis Technology Inc.	198,000	735
	Tyntek Corp.	990,250	720
	Depo Auto Parts Ind Co. Ltd.	365,313	710
*	AGV Products Corp.	1,780,425	700
	Run Long Construction Co. Ltd.	340,104	698
	GeneReach Biotechnology Corp.	118,097	678
	China Chemical & Pharmaceutical Co. Ltd.	818,000	672
		Shares	Market Value• ($000)
	Career Technology MFG. Co. Ltd.	955,584	670
	HannsTouch Solution Inc.	1,703,329	667
	Alpha Networks Inc.	677,599	654
*	Li Peng Enterprise Co. Ltd.	2,365,915	650
*	Medigen Biotechnology Corp.	355,680	646
	Shin Foong Specialty & Applied Materials Co. Ltd.	181,469	641
*	Taigen Biopharmaceuticals Holdings Ltd.	1,088,723	634
	China Electric Manufacturing Corp.	1,008,980	614
	Speed Tech Corp.	345,000	609
	KEE TAI Properties Co. Ltd.	1,468,740	609
	Formosan Rubber Group Inc.	809,089	608
	ScinoPharm Taiwan Ltd.	730,891	605
	Taiyen Biotech Co. Ltd.	511,877	595
	Taiflex Scientific Co. Ltd.	391,594	579
*	Ritek Corp.	1,890,048	570
	Savior Lifetec Corp.	865,728	559
	Ability Enterprise Co. Ltd.	705,099	544
	Machvision Inc.	88,157	543
	Johnson Health Tech Co. Ltd.	276,283	539
	Rich Development Co. Ltd.	1,740,000	537
	Dynamic Electronics Co. Ltd.	751,004	535
	Quanta Storage Inc.	399,000	532
	Kuo Toong International Co. Ltd.	683,662	494
	CHC Healthcare Group	313,727	483
	Yeong Guan Energy Technology Group Co. Ltd.	203,776	479
	Nan Liu Enterprise Co. Ltd.	148,000	474
*	Darwin Precisions Corp.	1,331,000	473

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Rexon Industrial Corp. Ltd.	355,000	473
	Test Rite International Co. Ltd.	623,935	461
	Sheng Yu Steel Co. Ltd.	402,000	455
	Elitegroup Computer Systems Co. Ltd.	708,647	446
	Rechi Precision Co. Ltd.	735,668	428
	L&K Engineering Co. Ltd.	430,000	421
*	ALI Corp.	475,281	418
	Hong Pu Real Estate Development Co. Ltd.	587,195	413
	FSP Technology Inc.	297,428	411
	Dyaco International Inc.	293,000	407
	Senao International Co. Ltd.	349,000	400
	Infortrend Technology Inc.	786,885	397
	Nidec Chaun-Choung Technology Corp.	97,000	390
	WUS Printed Circuit Co. Ltd.	396,555	384
	Toung Loong Textile Manufacturing	349,000	382
	Ichia Technologies Inc.	717,000	376
*	Brogent Technologies Inc.	96,293	369
	IEI Integration Corp.	240,716	361
*	Li Cheng Enterprise Co. Ltd.	426,892	361
*	Roo Hsing Co. Ltd.	2,084,000	359
	Gigasolar Materials Corp.	71,600	352
	TA-I Technology Co. Ltd.	190,500	347
	Basso Industry Corp.	239,000	339
	Iron Force Industrial Co. Ltd.	149,000	335
	Jess-Link Products Co. Ltd.	246,100	324
	Cyberlink Corp.	116,076	323
	TYC Brother Industrial Co. Ltd.	467,710	308
		Shares	Market Value• ($000)
*	Tong-Tai Machine & Tool Co. Ltd.	577,429	291
*	Newmax Technology Co. Ltd.	265,000	270
	Globe Union Industrial Corp.	620,675	258
*	Zinwell Corp.	425,099	247
*,3	Pharmally International Holding Co. Ltd.	126,271	242
*,3	Unity Opto Technology Co. Ltd.	1,203,000	168
	E Ink Holdings Inc.	24,000	137
	Ruentex Development Co. Ltd.	48,000	126
	Nan Pao Resins Chemical Co. Ltd.	17,679	73
*,3	Taiwan Land Development Corp.	159,840	15
*,3	Pihsiang Machinery Manufacturing Co. Ltd.	191,000	—
*,3	E Ton Solar Tech Co. Ltd.	206,307	—
*,3	Xpec Entertainment Inc.	125,457	—
			743,407
Thailand (1.7%)
*	Jasmine Technology Solution PCL	830,600	13,354
	JMT Network Services PCL Class F	2,266,723	5,726
[2]	KCE Electronics PCL	2,921,000	5,186
	Com7 PCL Class F	4,143,800	5,006
[2]	Thonburi Healthcare Group PCL	2,774,500	4,983
	Tisco Financial Group PCL	1,820,050	4,801
[2]	CPN Retail Growth Leasehold REIT	7,690,700	4,538
	Jasmine Broadband Internet Infrastructure Fund Class F	14,114,663	4,523
	Kiatnakin Bank PCL	2,099,005	4,395
	Ngern Tid Lor PCL	3,974,384	4,243
	Bangchak Corp. PCL	4,262,000	4,144

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Singer Thailand PCL	2,358,200	3,931
	Jay Mart PCL	2,158,200	3,904
	Bangkok Commercial Asset Management PCL (XBKK)	6,463,100	3,604
[2]	Siam Global House PCL	5,480,446	3,472
	Thanachart Capital PCL	2,648,495	3,095
	Gunkul Engineering PCL	17,029,683	2,862
*	Dhipaya Group Holdings PCL	1,458,100	2,738
*,2	Central Plaza Hotel PCL	2,020,790	2,727
	Hana Microelectronics PCL	2,047,846	2,649
	Chularat Hospital PCL Class F	22,943,560	2,607
[2]	Sri Trang Agro-Industry PCL	3,344,823	2,454
[2]	WHA Corp. PCL	25,116,592	2,449
	Bangkok Chain Hospital PCL	3,800,348	2,380
	Supalai PCL	3,675,150	2,342
	VGI PCL	15,926,161	2,295
	Dohome PCL (XBKK)	3,537,000	2,061
	Thailand Future Fund	8,021,500	1,973
[2]	CH Karnchang PCL	3,477,200	1,971
	AP Thailand PCL	5,746,856	1,971
	CK Power PCL	12,313,831	1,949
	AEON Thana Sinsap Thailand PCL	343,700	1,920
	Amata Corp. PCL	2,768,197	1,751
*	STARK Corp. PCL	12,454,200	1,703
[2]	Sino-Thai Engineering & Construction PCL	4,404,515	1,659
[2]	Thai Vegetable Oil PCL	1,753,800	1,651
*	Jasmine International PCL	15,223,288	1,622
[2]	Thoresen Thai Agencies PCL	5,739,841	1,615
[2]	Sansiri PCL	47,505,100	1,610
[2]	Star Petroleum Refining PCL	5,131,800	1,604
[2]	TOA Paint Thailand PCL	1,868,000	1,576
[2]	Bangkok Land PCL	52,573,800	1,532
	BEC World PCL	3,358,400	1,509
[2]	TTW PCL	4,580,300	1,471
	Quality Houses PCL	22,402,133	1,461
		Shares	Market Value• ($000)
	BTS Rail Mass Transit Growth Infrastructure Fund Class F	11,578,476	1,450
[2]	TPI Polene PCL	33,191,600	1,448
	TQM Corp. PCL	977,300	1,417
*	Plan B Media Pcl Class F	5,705,972	1,301
	Kerry Express Thailand PCL	1,775,300	1,212
	IMPACT Growth REIT	2,387,700	1,174
	Super Energy Corp. PCL	44,967,100	1,143
	Tipco Asphalt PCL	2,394,300	1,138
[2]	Banpu Power PCL	2,314,100	1,098
	Major Cineplex Group PCL	1,670,544	998
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT Class F	3,786,000	984
[2]	Ratchthani Leasing PCL	7,699,250	980
[2]	TPI Polene Power PCL	8,314,100	925
*,2	Bangkok Airways PCL	2,850,900	924
[2]	BCPG PCL	2,569,637	919
[2]	Workpoint Entertainment PCL	1,010,000	918
*	Central Plaza Hotel PCL NVDR	670,400	905
	Tisco Financial Group PCL NDVR	341,650	901
[2]	MK Restaurants Group PCL	560,100	895
	Thaifoods Group PCL Class F	7,088,700	868
[2]	Pruksa Holding PCL	2,202,900	850
[2]	GFPT PCL	2,027,500	826
*,2	U City PCL Class F	15,504,548	773
	SPCG PCL	1,561,900	764
[2]	PTG Energy PCL	1,796,407	747
	AP Thailand PCL NVDR	2,127,300	730
[2]	Mega Lifesciences PCL	499,000	710
*	MBK PCL	1,830,676	691
[2]	Precious Shipping PCL	1,234,000	682
[2]	LPN Development PCL	5,027,811	674
	Thaicom PCL	2,413,540	672
*,2	Italian-Thai Development PCL	11,390,210	661

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Origin Property PCL Class F	1,778,650	566
	Taokaenoi Food & Marketing PCL Class F	2,339,100	526
	Precious Shipping pcl NVDR	686,000	379
*,2	Samart Corp. PCL	1,963,421	354
	WHA Premium Growth Freehold & Leasehold REIT Class F	1,081,069	343
	VGI PCL NVDR	2,351,570	339
	Supalai pcl NVDR	518,650	331
	Pruksa Real Estate PCL	1,063,290	310
*,3	Thai Airways International PCL	3,045,000	295
*	Unique Engineering & Construction PCL	1,936,200	287
	Dohome PCL	484,000	282
	Sino-Thai Engineering & Construction PCL NVDR	423,000	159
[2]	TTW PCL NVDR	490,400	158
*,2	Italian-Thai Development PCL NVDR	2,448,500	142
	Univentures PCL	1,196,699	103
	IMPACT Growth REIT (XBKK)	59,223	29
	MBK PCL Warrants Exp. 3/23/23	73,227	21
	VGI W3 VGI PCL W3 Warrants Exp. 3/31/27	542,670	—
	VGI PCL Foreign Warrants Call Exp. 3/30/23	4,948,352	—
			172,019
Turkey (0.4%)
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	2,877,629	2,913
*	Hektas Ticaret TAS	1,475,642	2,199
*	TAV Havalimanlari Holding A/S	638,367	1,842
*	Penta Teknoloji Urunleri Dag	79,519	1,737
*	Is Gayrimenkul Yatirim Ortakligi A/S	2,004,683	1,691
*	Aksa Enerji Uretim A/S Class B	1,402,974	1,570
		Shares	Market Value• ($000)
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	687,803	1,449
	AG Anadolu Grubu Holding A/S	479,941	1,322
	Aksa Akrilik Kimya Sanayii A/S	419,965	1,300
	Sok Marketler Ticaret A/S	1,379,273	1,207
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	246,031	1,073
*	Pegasus Hava Tasimaciligi A/S	116,342	1,044
	Ulker Biskuvi Sanayi A/S	864,047	971
	Tekfen Holding A/S	666,042	883
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	687,162	872
*	Turkiye Halk Bankasi A/S	2,272,988	826
*	Oyak Cimento Fabrikalari A/S	1,113,841	804
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	944,395	801
*	NET Holding A/S	949,838	775
*	Migros Ticaret A/S	249,691	762
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	3,907,786	698
[1]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	126,355	693
	Borusan Yatirim ve Pazarlama A/S	26,048	670
	Nuh Cimento Sanayi A/S	200,738	641
	Alarko Holding A/S	345,507	623
	Otokar Otomotiv Ve Savunma Sanayi A/S	21,473	602
	Turk Traktor ve Ziraat Makineleri A/S	37,913	600
	Dogan Sirketler Grubu Holding A/S	2,527,597	587
	Logo Yazilim Sanayi Ve Ticaret A/S	182,908	553
	Aygaz A/S	237,706	522
	Is Yatirim Menkul Degerler A/S	374,049	517
*	Bera Holding A/S	731,576	510

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Kordsa Teknik Tekstil A/S	156,422	478
*	Sekerbank Turk A/S	6,064,771	472
	Tat Gida Sanayi A/S	479,856	460
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	459,771	453
*	Ziraat Gayrimenkul Yatirim Ortakligi A/S	2,335,634	452
*,1	MLP Saglik Hizmetleri A/S	211,529	451
	Dogus Otomotiv Servis ve Ticaret A/S	97,290	437
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S	314,777	437
*	Turkiye Sinai Kalkinma Bankasi A/S	3,253,811	404
	EGE Endustri VE Ticaret A/S	3,085	376
	Vestel Elektronik Sanayi ve Ticaret A/S	201,985	354
*	Torunlar Gayrimenkul Yatirim Ortakligi A/S	698,115	347
	Kervan Gida Sanayi Ve Ticaret A/S	486,356	320
	Cimsa Cimento Sanayi VE Ticaret A/S	132,732	297
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	302,098	294
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	429,215	293
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	107,400	237
	Kartonsan Karton Sanayi ve Ticaret A/S	59,898	237
	Akcansa Cimento A/S	140,513	203
*	Zorlu Enerji Elektrik Uretim A/S	1,336,547	186
*	Is Finansal Kiralama A/S	769,793	179
*	Konya Cimento Sanayii A/S	2,641	160
	Aksigorta A/S	623,878	141
		Shares	Market Value• ($000)
	Polisan Holding A/S	494,343	121
*	Albaraka Turk Katilim Bankasi A/S	327,185	28
	Albaraka Turk Katilim Bankasi	327,185	5
*,3	Asya Katilim Bankasi A/S	975,452	—
			41,079
United Arab Emirates (0.1%)
	GFH Financial Group BSC	11,780,221	3,869
	AL Yah Satellite Communications Co-Pjsc-Yah Sat	3,238,351	2,340
*	RAK Properties PJSC	3,464,889	728
*	Union Properties PJSC	6,840,061	519
*,3	Arabtec Holding PJSC	2,033,180	293
*,3	Drake & Scull International PJSC	1,238,097	125
			7,874
United Kingdom (9.8%)
	Tritax Big Box REIT plc	6,610,408	20,179
	UNITE Group plc	1,148,064	16,257
	Endeavour Mining plc	652,684	15,917
	Diploma plc	426,614	14,632
	Spectris plc	399,437	14,609
	IG Group Holdings plc	1,418,154	14,494
	Drax Group plc	1,431,777	14,469
	Investec plc	2,362,471	13,915
	Man Group plc	4,757,425	13,866
	Inchcape plc	1,335,272	11,948
*	Marks & Spencer Group plc	6,906,638	11,790
	Safestore Holdings plc	740,293	11,646
	Beazley plc	2,136,402	11,508
	LondonMetric Property plc	3,357,578	11,348
	Future plc	406,156	11,124
	Rotork plc	3,014,774	11,000
	Games Workshop Group plc	117,554	10,864
	Big Yellow Group plc	598,557	10,817
	Greggs plc	358,849	10,470
*,1	Watches of Switzerland Group plc	827,049	10,457
	Harbour Energy plc	1,652,044	10,360
	Britvic plc	961,053	10,299
	Ultra Electronics Holdings plc	249,292	10,153
	Grainger plc	2,633,014	9,794
	OSB Group plc	1,353,115	9,445

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Virgin Money UK plc	4,325,708	9,385
[1]	Quilter plc	5,686,280	9,367
	Grafton Group plc	769,889	9,324
	Computacenter plc	271,265	9,114
*	Indivior plc	2,239,786	8,772
*	Carnival plc	548,145	8,594
	Hays plc	5,579,836	8,570
	QinetiQ Group plc	2,018,734	8,565
	Primary Health Properties plc	4,703,172	8,529
	Assura plc	10,260,054	8,465
*	SSP Group plc	2,815,324	8,310
*	WH Smith plc	452,304	8,138
	Vistry Group plc	772,260	8,057
	Serco Group plc	4,240,068	8,018
	Softcat plc	444,267	7,846
	Great Portland Estates plc	911,388	7,741
*	IWG plc	2,547,402	7,734
	Cranswick plc	186,603	7,420
	Close Brothers Group plc	531,600	7,371
	Domino's Pizza Group plc	1,687,627	7,365
	Genus plc	231,307	7,267
[2]	Shaftesbury plc	964,528	7,223
*	Playtech plc	1,073,076	7,015
*	S4 Capital plc	1,847,186	6,987
	Plus500 Ltd.	353,210	6,878
	Balfour Beatty plc	2,269,992	6,877
	Pagegroup plc	1,121,811	6,864
	Victrex plc	295,783	6,745
	Brewin Dolphin Holdings plc	1,047,666	6,710
	Pets at Home Group plc	1,711,200	6,642
*	Mediclinic International plc	1,407,293	6,524
*	John Wood Group plc	2,312,850	6,431
	Savills plc	477,695	6,426
*	Energean plc	432,788	6,362
	Spirent Communications plc	2,174,527	6,287
*	Sanne Group plc	537,372	6,131
	Marshalls plc	767,584	5,874
*	National Express Group plc	1,891,220	5,862
*,1	Trainline plc	1,653,335	5,837
	Sirius Real Estate Ltd.	3,827,303	5,818
*	Ascential plc	1,466,440	5,814
*	Frasers Group plc	675,179	5,735
	Paragon Banking Group plc	912,935	5,646
	Oxford Instruments plc	191,111	5,541
		Shares	Market Value• ($000)
*,1	Countryside Partnerships plc	1,753,325	5,474
*,1	Network International Holdings plc	1,673,576	5,467
	Micro Focus International plc	1,154,438	5,452
[2]	Hammerson plc	15,101,138	5,452
	Capital & Counties Properties plc	2,638,354	5,451
	Rathbones Group plc	203,273	5,366
	Redrow plc	785,543	5,149
	Bodycote plc	645,831	5,009
	Dunelm Group plc	404,604	4,955
	Hill & Smith Holdings plc	285,226	4,933
	LXI REIT plc	2,610,414	4,846
	Synthomer plc	1,266,814	4,820
	Euromoney Institutional Investor plc	381,938	4,710
	Telecom Plus plc	226,950	4,682
	Genuit Group plc	824,475	4,654
*	Molten Ventures plc	539,057	4,648
*	Darktrace plc	855,894	4,617
	IntegraFin Holdings plc	1,016,572	4,584
	TP ICAP Group plc	2,767,776	4,578
	Lancashire Holdings Ltd.	862,284	4,570
	Coats Group plc	5,162,037	4,564
[1]	JTC plc	465,561	4,521
	Ashmore Group plc	1,617,667	4,472
	Centamin plc	3,898,181	4,468
	Chemring Group plc	1,008,539	4,404
	Redde Northgate plc	880,482	4,356
	Ninety One plc	1,304,141	4,345
	Essentra plc	1,074,293	4,210
	Currys plc	3,585,354	4,157
*,1	Wizz Air Holdings plc	105,769	4,137
	Moneysupermarket.com Group plc	1,874,158	4,106
	Clarkson plc	89,016	4,099
	Workspace Group plc	480,594	4,022
	FDM Group Holdings plc	307,196	3,877
	Just Group plc	3,659,185	3,866
*	Helios Towers plc	2,725,991	3,848
	Morgan Sindall Group plc	142,399	3,839
	Hilton Food Group plc	246,960	3,747
	C&C Group plc	1,412,250	3,687
*	Firstgroup plc	2,619,536	3,677
	IP Group plc	3,473,988	3,582

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Morgan Advanced Materials plc	1,016,953	3,566
	Jupiter Fund Management plc	1,562,941	3,489
	Babcock International Group plc	913,346	3,487
	Premier Foods plc	2,495,949	3,481
*	Tullow Oil plc	4,942,428	3,442
[1]	Bridgepoint Group plc (Registered)	890,043	3,405
*	Auction Technology Group plc	309,034	3,401
	Volution Group plc	665,072	3,388
*,1	Petershill Partners plc	1,020,669	3,300
[1]	Biffa plc	757,822	3,287
[1]	Ibstock plc	1,389,964	3,281
	Mitie Group plc	4,848,079	3,268
	AJ Bell plc	1,041,255	3,227
	Elementis plc	2,064,112	3,135
	Kainos Group plc	200,186	3,033
	Rhi Magnesita NV	101,783	3,028
	Vesuvius plc	744,305	3,026
*	Capricorn Energy plc	1,164,460	2,995
	Provident Financial plc	919,948	2,944
	Liontrust Asset Management plc	202,783	2,943
	UK Commercial Property REIT Ltd.	2,640,825	2,910
	J D Wetherspoon plc	311,776	2,833
	BMO Commercial Property Trust Ltd.	1,889,326	2,789
	Crest Nicholson Holdings plc	872,939	2,747
*,1	Spire Healthcare Group plc	1,015,307	2,741
	Greencore Group plc	1,894,594	2,722
	Keller Group plc	256,638	2,704
*	Mitchells & Butlers plc	935,847	2,666
	Bytes Technology Group plc (XLON)	460,505	2,560
*	Petrofac Ltd. (XLON)	1,494,843	2,520
	Picton Property Income Ltd.	1,951,353	2,487
*,1,2	Aston Martin Lagonda Global Holdings plc	236,149	2,474
		Shares	Market Value• ($000)
	Senior plc	1,504,951	2,422
[1]	Vivo Energy plc	1,320,555	2,388
	888 Holdings plc	959,412	2,291
	XP Power Ltd.	57,160	2,288
	NCC Group plc	1,005,023	2,281
*	Marston's plc	2,373,168	2,230
[1]	TI Fluid Systems plc Class B	1,075,679	2,186
	Wickes Group plc	913,716	2,178
	Ferrexpo plc	1,048,660	2,153
	AG Barr plc	293,117	2,132
*	Restaurant Group plc	2,768,798	2,119
*	Moonpig Group plc	876,720	2,107
*	Stagecoach Group plc	1,583,918	2,086
	Bank of Georgia Group plc	135,070	2,081
	Halfords Group plc	711,224	2,024
	TBC Bank Group plc	127,278	2,007
	Helical plc	363,057	1,974
*	Capita plc	5,974,634	1,783
	PZ Cussons plc	678,634	1,741
	Hochschild Mining plc	1,070,149	1,572
*	Oxford Biomedica plc	217,173	1,565
	Devro plc	581,170	1,528
*,1	Trustpilot Group plc	1,156,247	1,498
[1]	CMC Markets plc	395,253	1,433
*,2	Cineworld Group plc	3,727,843	1,427
[1]	ContourGlobal plc	577,568	1,388
	Avon Protection plc	103,645	1,376
	Bytes Technology Group plc	236,220	1,372
*	Alphawave IP Group plc	720,890	1,363
	CLS Holdings plc	519,176	1,327
*	SIG plc	2,282,903	1,180
*	PureTech Health plc	524,605	1,111
*	Rank Group plc	754,843	1,014
*,2	AO World plc	1,031,861	968
[1]	Alfa Financial Software Holdings plc	323,897	734
[1]	Bakkavor Group plc	529,286	702
*,1	Funding Circle Holdings plc	546,710	498
*,1,3	Finablr plc	496,892	69
[2,3]	Intu Properties plc	2,727,625	—
*,3	Carillion plc	961,048	—
			976,818
Total Common Stocks (Cost $10,303,366)			9,881,851

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (3.6%)
Money Market Fund (3.6%)
[4,5]	Vanguard Market Liquidity Fund, 0.409% (Cost $358,199)	3,582,452	358,210
Total Investments (102.7%) (Cost $10,661,565)			10,240,061
Other Assets and Liabilities—Net (-2.7%)			(264,622)
Net Assets (100%)			9,975,439
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the aggregate value was $409,206,000, representing 4.1% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $325,088,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $348,653,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2022	278	25,872	(2,139)
E-mini S&P 500 Index	June 2022	65	13,415	(921)
MSCI EAFE Index	June 2022	40	3,993	(232)
MSCI Emerging Markets Index	June 2022	784	41,450	(2,836)
S&P TSX 60 Index	June 2022	68	13,254	(584)
				(6,712)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	6/15/22	CAD	2,639	USD	2,047	7	—
HSBC Bank plc	6/15/22	INR	1,144,979	USD	14,777	129	—

FTSE All-World ex-US Small-Cap Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
UBS AG	6/15/22	USD	1,275	CHF	1,166	73	—
State Street Bank & Trust Co.	6/15/22	USD	10,786	EUR	9,849	373	—
Deutsche Bank AG	6/15/22	USD	10,785	GBP	8,147	541	—
Deutsche Bank AG	6/15/22	USD	18,488	JPY	2,251,794	1,107	—
BNP Paribas	6/15/22	USD	461	JPY	53,120	51	—
						2,281	—
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
INR—Indian rupee.
JPY—Japanese yen.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Small-Cap Index Fund
Statement of Assets and Liabilities
As of April 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $10,303,366)	9,881,851
Affiliated Issuers (Cost $358,199)	358,210
Total Investments in Securities	10,240,061
Investment in Vanguard	371
Cash Collateral Pledged—Futures Contracts	6,097
Foreign Currency, at Value (Cost $46,718)	46,691
Receivables for Investment Securities Sold	5,076
Receivables for Accrued Income	45,214
Receivables for Capital Shares Issued	1,021
Unrealized Appreciation—Forward Currency Contracts	2,281
Total Assets	10,346,812
Liabilities
Due to Custodian	4,942
Payables for Investment Securities Purchased	8,112
Collateral for Securities on Loan	348,653
Payables for Capital Shares Redeemed	1,913
Payables to Vanguard	359
Variation Margin Payable—Futures Contracts	1,371
Deferred Foreign Capital Gains Taxes	6,023
Total Liabilities	371,373
Net Assets	9,975,439
1 Includes $325,088 of securities on loan.

FTSE All-World ex-US Small-Cap Index Fund
Statement of Assets and Liabilities (continued)
At April 30, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	10,279,013
Total Distributable Earnings (Loss)	(303,574)
Net Assets	9,975,439

ETF Shares—Net Assets
Applicable to 71,073,521 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,184,895
Net Asset Value Per Share—ETF Shares	$115.16

Admiral Shares—Net Assets
Applicable to 49,019,425 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,393,629
Net Asset Value Per Share—Admiral Shares	$28.43

Institutional Shares—Net Assets
Applicable to 1,803,427 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	396,915
Net Asset Value Per Share—Institutional Shares	$220.09

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Small-Cap Index Fund
Statement of Operations

Six Months Ended April 30, 2022
($000)
Investment Income
Income
Dividends[1]	119,988
Interest[2]	41
Securities Lending—Net	6,272
Total Income	126,301
Expenses
The Vanguard Group—Note B
Investment Advisory Services	565
Management and Administrative—ETF Shares	1,712
Management and Administrative—Admiral Shares	956
Management and Administrative—Institutional Shares	157
Marketing and Distribution—ETF Shares	121
Marketing and Distribution—Admiral Shares	46
Marketing and Distribution—Institutional Shares	10
Custodian Fees	714
Shareholders’ Reports—ETF Shares	288
Shareholders’ Reports—Admiral Shares	21
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	3
Other Expenses	98
Total Expenses	4,691
Net Investment Income	121,610
Realized Net Gain (Loss)
Investment Securities Sold[2,3,4]	287,115
Futures Contracts	(12,346)
Forward Currency Contracts	1,567
Foreign Currencies	(4,352)
Realized Net Gain (Loss)	271,984
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,5]	(2,139,979)
Futures Contracts	(6,823)
Forward Currency Contracts	1,695
Foreign Currencies	(1,769)
Change in Unrealized Appreciation (Depreciation)	(2,146,876)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,753,282)
1	Dividends are net of foreign withholding taxes of $15,901,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $38,000, ($38,000), $2,000, and ($8,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $6,010,000 .
4	Includes $157,627,000 of net gain (loss) resulting from in-kind redemptions.
5	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($6,743,000).

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Small-Cap Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	121,610	208,699
Realized Net Gain (Loss)	271,984	284,018
Change in Unrealized Appreciation (Depreciation)	(2,146,876)	2,057,706
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,753,282)	2,550,423
Distributions
ETF Shares	(183,677)	(175,182)
Admiral Shares	(28,948)	(33,891)
Institutional Shares	(7,188)	(8,930)
Total Distributions	(219,813)	(218,003)
Capital Share Transactions
ETF Shares	(121,490)	3,273,463
Admiral Shares	77,054	90,043
Institutional Shares	72,238	42,985
Net Increase (Decrease) from Capital Share Transactions	27,802	3,406,491
Total Increase (Decrease)	(1,945,293)	5,738,911
Net Assets
Beginning of Period	11,920,732	6,181,821
End of Period	9,975,439	11,920,732

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Small-Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$137.63	$102.74	$105.96	$100.93	$116.30	$96.34
Investment Operations
Net Investment Income[1]	1.379	2.770	2.177	2.871	3.019	2.650
Net Realized and Unrealized Gain (Loss) on Investments	(21.341)	35.250	(2.905)	5.156	(15.269)	20.140
Total from Investment Operations	(19.962)	38.020	(.728)	8.027	(12.250)	22.790
Distributions
Dividends from Net Investment Income	(2.508)	(3.130)	(2.492)	(2.997)	(3.120)	(2.830)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.508)	(3.130)	(2.492)	(2.997)	(3.120)	(2.830)
Net Asset Value, End of Period	$115.16	$137.63	$102.74	$105.96	$100.93	$116.30
Total Return	-14.68%	37.35%	-0.81%	8.28%	-10.87%	24.16%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,185	$9,941	$4,814	$5,400	$5,009	$4,568
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.11%	0.11%	0.12%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.18%	2.10%	2.17%	2.80%	2.60%	2.52%
Portfolio Turnover Rate[2]	10%	17%	22%	17%	15%	14%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Small-Cap Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,		February 7, 2019[1] to October 31, 2019
		2021	2020
Net Asset Value, Beginning of Period	$33.98	$25.37	$26.16	$25.00
Investment Operations
Net Investment Income[2]	.329	.626	.524	.572
Net Realized and Unrealized Gain (Loss) on Investments	(5.270)	8.739	(.711)	.935
Total from Investment Operations	(4.941)	9.365	(.187)	1.507
Distributions
Dividends from Net Investment Income	(.609)	(.755)	(.603)	(.347)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.609)	(.755)	(.603)	(.347)
Net Asset Value, End of Period	$28.43	$33.98	$25.37	$26.16
Total Return[3]	-14.73%	37.22%	-0.84%	6.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,394	$1,585	$1,110	$981
Ratio of Total Expenses to Average Net Assets	0.16%	0.16%	0.16%	0.16%[4]
Ratio of Net Investment Income to Average Net Assets	2.10%	1.94%	2.12%	3.07%[4]
Portfolio Turnover Rate[5]	10%	17%	22%	17%[6]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
6	Reflects the fund’s portfolio turnover for the fiscal year ended October 31, 2019.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Small-Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$262.99	$196.33	$202.46	$192.87	$222.24	$184.07
Investment Operations
Net Investment Income[1]	2.663	4.974	4.111	5.500	5.748	5.044
Net Realized and Unrealized Gain (Loss) on Investments	(40.818)	67.622	(5.479)	9.824	(29.138)	38.536
Total from Investment Operations	(38.155)	72.596	(1.368)	15.324	(23.390)	43.580
Distributions
Dividends from Net Investment Income	(4.745)	(5.936)	(4.762)	(5.734)	(5.980)	(5.410)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(4.745)	(5.936)	(4.762)	(5.734)	(5.980)	(5.410)
Net Asset Value, End of Period	$220.09	$262.99	$196.33	$202.46	$192.87	$222.24
Total Return	-14.70%	37.29%	-0.81%	8.26%	-10.85%	24.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$397	$395	$258	$242	$203	$226
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.21%	1.99%	2.13%	2.81%	2.61%	2.53%
Portfolio Turnover Rate[2]	10%	17%	22%	17%	15%	14%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Small-Cap Index Fund
Notes to Financial Statements
Vanguard FTSE All-World ex-US Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

FTSE All-World ex-US Small-Cap Index Fund
Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2022, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

FTSE All-World ex-US Small-Cap Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the

FTSE All-World ex-US Small-Cap Index Fund
extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received and related professional fees incurred during the year, if any, are included in dividend income and other expenses, respectively. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2022, the fund had contributed to Vanguard capital in the amount of $371,000, representing less than 0.01% of the fund’s net assets and 0.15% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.

FTSE All-World ex-US Small-Cap Index Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,826,177	13	—	1,826,190
Common Stocks—Other	41,939	7,978,992	34,730	8,055,661
Temporary Cash Investments	358,210	—	—	358,210
Total	2,226,326	7,979,005	34,730	10,240,061
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	2,281	—	2,281
Liabilities
Futures Contracts[1]	6,712	—	—	6,712
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At April 30, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	2,281	2,281
Total Assets	—	2,281	2,281

Unrealized Depreciation—Futures Contracts[1]	6,712	—	6,712
Total Liabilities	6,712	—	6,712
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2022, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(12,346)	—	(12,346)

FTSE All-World ex-US Small-Cap Index Fund
	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Forward Currency Contracts	—	1,567	1,567
Realized Net Gain (Loss) on Derivatives	(12,346)	1,567	(10,779)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(6,823)	—	(6,823)
Forward Currency Contracts	—	1,695	1,695
Change in Unrealized Appreciation (Depreciation) on Derivatives	(6,823)	1,695	(5,128)
E.	As of April 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	10,824,328
Gross Unrealized Appreciation	1,212,438
Gross Unrealized Depreciation	(1,801,136)
Net Unrealized Appreciation (Depreciation)	(588,698)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2021, the fund had available capital losses totaling $71,440,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2022, the fund purchased $1,637,933,000 of investment securities and sold $1,609,382,000 of investment securities, other than temporary cash investments. Purchases and sales include $262,225,000 and $450,346,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	450,129	3,548	3,295,921	25,570
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(571,619)	(4,700)	(22,458)	(200)
Net Increase (Decrease)—ETF Shares	(121,490)	(1,152)	3,273,463	25,370

FTSE All-World ex-US Small-Cap Index Fund
	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	215,677	6,822	340,644	10,647
Issued in Lieu of Cash Distributions	23,860	752	28,511	920
Redeemed	(162,483)	(5,205)	(279,112)	(8,662)
Net Increase (Decrease)—Admiral Shares	77,054	2,369	90,043	2,905
Institutional Shares
Issued	101,977	427	157,920	642
Issued in Lieu of Cash Distributions	6,951	28	8,704	36
Redeemed	(36,690)	(154)	(123,639)	(490)
Net Increase (Decrease)—Institutional Shares	72,238	301	42,985	188
H.	Management has determined that no events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the funds’ investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost
The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard International Equity Index Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World Ex-US Small-Cap Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.

London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.

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Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q7702 062022

Semiannual Report   |   April 30, 2022
Vanguard Global ex-U.S. Real Estate Index Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	32
Liquidity Risk Management	34

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2022
	Beginning Account Value 10/31/2021	Ending Account Value 4/30/2022	Expenses Paid During Period
Based on Actual Fund Return
Global ex-U.S. Real Estate Index Fund
ETF Shares	$1,000.00	$899.50	$0.57
Admiral™ Shares	1,000.00	899.90	0.57
Institutional Shares	1,000.00	900.00	0.52
Based on Hypothetical 5% Yearly Return
Global ex-U.S. Real Estate Index Fund
ETF Shares	$1,000.00	$1,024.20	$0.60
Admiral Shares	1,000.00	1,024.20	0.60
Institutional Shares	1,000.00	1,024.25	0.55
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.12% for ETF Shares, 0.12% for Admiral Shares and 0.11% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Global ex-U.S. Real Estate Index Fund
Fund Allocation
As of April 30, 2022
Japan	20.8%
Australia	10.6
Hong Kong	9.0
United Kingdom	8.6
China	8.4
Singapore	6.5
Germany	5.0
Sweden	3.6
Canada	3.3
France	2.6
Israel	2.2
Belgium	2.2
Switzerland	1.8
India	1.6
United Arab Emirates	1.4
South Africa	1.4
Philippines	1.4
Thailand	1.1
Taiwan	1.1
Other	7.4
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

Global ex-U.S. Real Estate Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (98.6%)
Australia (10.4%)
Goodman Group	8,120,331	135,154
Scentre Group	24,793,796	51,658
Dexus (XASX)	5,138,932	40,179
Stockland	11,391,165	32,971
GPT Group	9,140,752	32,494
Mirvac Group	18,836,756	31,836
Lendlease Corp. Ltd.	3,292,342	28,203
Vicinity Centres	18,490,006	24,126
Charter Hall Group	2,223,847	23,901
Shopping Centres Australasia Property Group	5,306,285	11,357
Charter Hall Long Wale REIT	2,894,320	10,863
National Storage REIT	5,144,555	9,318
Charter Hall Retail REIT	2,493,579	7,789
Centuria Industrial REIT	2,577,444	7,183
HomeCo Daily Needs REIT	6,948,286	6,982
BWP Trust	2,309,528	6,713
Waypoint REIT Ltd.	3,465,129	6,532
Centuria Capital Group	3,007,853	5,842
Ingenia Communities Group	1,740,421	5,730
Arena REIT	1,644,853	5,566
Lifestyle Communities Ltd.	452,721	4,771
Charter Hall Social Infrastructure REIT	1,576,577	4,463
Growthpoint Properties Australia Ltd.	1,395,799	4,293
Abacus Property Group	1,821,109	4,179
Home Consortium Ltd.	869,960	4,102
Cromwell Property Group	6,711,184	4,028
Rural Funds Group	1,814,003	3,900
Irongate Group	2,486,859	3,363
Centuria Office REIT	2,101,461	3,240
Hotel Property Investments	916,440	2,622
Dexus Industria REIT	1,062,991	2,543
GDI Property Group	2,410,897	1,917
HealthCo REIT	925,729	1,287
		Shares	Market Value• ($000)
	Cedar Woods Properties Ltd.	310,885	1,018
	Ram Essential Services Prope	1,245,625	848
			530,971
Austria (0.4%)
	IMMOFINANZ AG	347,656	8,411
	CA Immobilien Anlagen AG	223,034	6,299
	S IMMO AG	201,566	4,838
			19,548
Belgium (2.2%)
	Warehouses De Pauw CVA	670,658	25,800
	Aedifica SA	173,317	20,544
	Cofinimmo SA	140,518	18,870
	VGP NV	42,794	11,131
	Shurgard Self Storage SA	118,741	6,871
	Montea NV	48,602	5,803
	Befimmo SA	116,240	5,802
	Xior Student Housing NV	91,046	4,863
	Retail Estates NV	54,108	4,121
	Intervest Offices & Warehouses NV	112,573	3,346
	Care Property Invest NV	122,756	3,122
[1]	Immobel SA	19,501	1,407
			111,680
Brazil (0.5%)
*	BR Malls Participacoes SA	4,020,653	7,718
	Multiplan Empreendimentos Imobiliarios SA	1,267,210	6,318
*	Iguatemi SA (BVMF)	782,421	3,322
	Aliansce Sonae Shopping Centers SA	630,037	2,689
	JHSF Participacoes SA	1,434,596	1,904
	BR Properties SA	890,371	1,608
	LOG Commercial Properties e Participacoes SA	198,714	962
4

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Terra Santa Propriedades Agricolas SA	144,500	830
	Lavvi Empreendimentos Imobiliarios Ltda	391,486	386
*	Moura Dubeux Engenharia SA	218,122	271
[2]	Mitre Realty Empreendimentos E Participacoes LTDA	226,858	270
	SYN prop e tech SA	229,298	264
*	HBR Realty Empreendimentos Imobiliarios SA	168,978	215
	Iguatemi SA	60	—
			26,757
Canada (3.2%)
[1]	Tricon Capital Group Inc.	1,310,765	18,968
	Canadian Apartment Properties REIT	404,733	15,853
	RioCan REIT	742,880	13,879
	Granite REIT	153,851	11,394
[1]	Allied Properties REIT	298,114	9,684
[1]	Choice Properties REIT	763,312	9,020
	SmartCentres REIT	337,349	8,217
[1]	Summit Industrial Income REIT	433,434	6,863
	First Capital REIT	511,836	6,821
	H&R REIT	677,324	6,738
	Dream Industrial REIT	573,775	6,682
[1]	NorthWest Healthcare Properties REIT	506,901	5,228
[1]	Boardwalk REIT	108,648	4,767
[1]	Killam Apartment REIT	257,158	4,046
[1]	DREAM Unlimited Corp. Class A	109,784	3,948
[1]	InterRent REIT	325,656	3,577
[1]	CT REIT	247,355	3,418
[1]	Crombie REIT	226,742	3,091
	Artis REIT	291,252	2,972
[1]	Dream Office REIT	115,347	2,335
	Primaris REIT	214,309	2,305
	Morguard Corp.	20,631	2,027
[1]	Slate Grocery REIT	137,225	1,688
[1,2]	Minto Apartment REIT	92,596	1,417
[1]	Morguard North American Residential REIT	91,278	1,311
[1]	Nexus Industrial REIT	116,429	1,161
[1]	True North Commercial REIT	206,109	1,091
[1]	Automotive Properties REIT	91,416	966
[1]	Plaza Retail REIT	236,816	883
[1]	European Residential REIT	205,613	784
	Slate Office REIT	155,664	609
	BTB REIT	166,293	538
		Shares	Market Value• ($000)
[1]	Inovalis REIT	76,159	490
			162,771
Chile (0.1%)
	Parque Arauco SA	3,177,344	2,668
	Cencosud Shopping SA	2,246,172	2,291
	Plaza SA	1,355,153	1,258
			6,217
China (8.3%)
	China Resources Land Ltd.	13,558,446	60,555
	China Overseas Land & Investment Ltd.	17,692,210	54,656
[2]	Longfor Group Holdings Ltd.	7,545,008	37,367
	Country Garden Holdings Co.	34,929,163	24,160
	Wharf Holdings Ltd.	6,571,652	19,254
	China Vanke Co. Ltd. Class H	7,772,183	18,327
	Poly Developments and Holdings Group Co. Ltd. Class A	4,561,117	12,560
	China Vanke Co. Ltd. Class A	3,944,408	11,588
	CIFI Holdings Group Co. Ltd.	20,151,400	9,693
[3]	Sunac China Holdings Ltd.	15,857,136	9,255
	China Jinmao Holdings Group Ltd.	25,487,054	8,376
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	3,005,315	7,142
	Greentown China Holdings Ltd.	3,676,814	6,457
[1]	Hopson Development Holdings Ltd.	3,286,281	6,336
	C&D International Investment Group Ltd.	2,573,000	6,315
	Yuexiu Property Co. Ltd.	5,903,218	6,142
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	5,267,140	4,815
	China Overseas Grand Oceans Group Ltd.	8,144,079	4,741
	Yuexiu REIT	10,643,576	4,251
	Seazen Group Ltd.	9,916,666	4,189
	Gemdale Corp. Class A	1,720,532	3,735
	Seazen Holdings Co. Ltd. Class A	857,702	3,598
[1,3]	Shimao Group Holdings Ltd.	6,178,164	3,480
[1]	Agile Group Holdings Ltd.	6,873,409	3,292
	Gemdale Properties & Investment Corp. Ltd.	29,308,000	3,109

5

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
[1]	Guangzhou R&F Properties Co. Ltd. Class H	7,851,413	2,915
	Sino-Ocean Group Holding Ltd.	14,860,829	2,806
	Shenzhen Investment Ltd.	11,878,201	2,563
	Shui On Land Ltd.	17,284,538	2,446
	Poly Property Group Co. Ltd.	9,375,048	2,355
[1]	Powerlong Real Estate Holdings Ltd.	6,904,139	2,341
[2]	Midea Real Estate Holding Ltd.	1,114,616	2,122
	Zhuguang Holdings Group Co. Ltd.	11,390,000	2,076
	Kwg Group Holdings Ltd.	5,603,658	2,005
	China South City Holdings Ltd.	20,412,111	1,925
[1,3]	China Evergrande Group	8,834,921	1,858
	Shoucheng Holdings Ltd.	13,554,000	1,851
*,2	Red Star Macalline Group Corp. Ltd. Class H	4,024,636	1,701
[1]	Radiance Holdings Group Co. Ltd.	3,080,000	1,673
*,1	SOHO China Ltd.	8,906,045	1,627
[1]	Redsun Properties Group Ltd.	4,587,000	1,608
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	1,200,647	1,496
[1]	Dexin China Holdings Co. Ltd.	3,882,000	1,467
	Shanghai Lingang Holdings Corp. Ltd. Class A	731,261	1,411
	China SCE Group Holdings Ltd.	7,848,766	1,404
[1]	Datang Group Holdings Ltd.	2,568,000	1,391
	Jinke Properties Group Co. Ltd. Class A	2,028,945	1,377
	Times China Holdings Ltd.	3,786,000	1,342
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	817,264	1,308
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,354,599	1,302
[3]	Kaisa Group Holdings Ltd.	12,019,944	1,287
[1]	Logan Group Co. Ltd.	3,942,984	1,227
[1,2]	Redco Properties Group Ltd.	4,384,000	1,219
		Shares	Market Value• ($000)
[1]	Ganglong China Property Group Ltd.	2,011,000	1,155
	Financial Street Holdings Co. Ltd. Class A	1,163,218	1,136
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	599,672	1,052
	Shanghai Lingang Holdings Corp. Ltd. Class B	1,004,789	1,014
[1]	Huijing Holdings Co. Ltd.	3,934,000	960
	RiseSun Real Estate Development Co. Ltd. Class A	1,676,879	952
[1]	China Merchants Commercial REIT	2,856,000	949
	Zhongliang Holdings Group Co. Ltd.	2,921,500	938
	Huafa Industrial Co. Ltd. Zhuhai Class A	808,624	936
[1]	Yincheng International Holding Co. Ltd.	2,720,000	935
[1,3]	China Aoyuan Group Ltd.	6,084,000	915
	Road King Infrastructure Ltd.	1,087,000	889
	Tianjin Guangyu Development Co. Ltd. Class A	530,450	888
	Jiayuan International Group Ltd.	5,856,000	887
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,477,888	881
	Beijing Capital Development Co. Ltd. Class A	992,876	856
	Shanghai Wanye Enterprises Co. Ltd. Class A	365,542	847
*,1	Nam Tai Property Inc.	134,535	835
[1]	Ronshine China Holdings Ltd.	2,641,500	781
	Greenland Hong Kong Holdings Ltd.	3,631,000	755
	Shanghai Industrial Urban Development Group Ltd.	8,450,799	736
	Zhenro Properties Group Ltd.	9,347,000	719
*,1	Sunkwan Properties Group Ltd.	3,430,000	717
*	Grandjoy Holdings Group Co. Ltd. Class A	1,192,302	709
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	294,396	685

6

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
[1]	Yuzhou Group Holdings Co. Ltd.	9,461,383	669
*,1	Leading Holdings Group Ltd.	1,318,000	656
	Joy City Property Ltd.	17,011,500	647
*	GR Properties Ltd.	4,392,000	633
	Yango Group Co. Ltd. Class A	1,605,275	629
*	Suning Universal Co. Ltd. Class A	1,184,575	627
	Beijing North Star Co. Ltd. Class H	4,374,000	591
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	2,202,109	591
	Shanghai Shimao Co. Ltd. Class A	1,195,104	559
[1]	DaFa Properties Group Ltd.	1,146,970	556
*	Gree Real Estate Co. Ltd. Class A	716,889	556
*,1	LVGEM China Real Estate Investment Co. Ltd.	4,118,000	556
[1]	JY Grandmark Holdings Ltd.	2,048,000	552
	China World Trade Center Co. Ltd. Class A	228,364	492
[1]	Jingrui Holdings Ltd.	2,333,000	483
	Lushang Health Industry Development Co. Ltd. Class A	372,098	480
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd. Class A	345,436	459
	Greattown Holdings Ltd. Class A	895,512	431
[1]	Central China Real Estate Ltd.	4,540,000	390
	Shenzhen Properties & Resources Development Group Ltd. Class A	203,800	367
*	Zhong An Group Ltd.	9,551,000	363
	Hefei Urban Construction Development Co. Ltd. Class A	317,300	355
	Shenzhen Zhenye Group Co. Ltd. Class A	516,934	340
	Chongqing Dima Industry Co. Ltd. Class A	979,187	323
*	Sanxun Holdings Group Ltd.	848,000	311
*	Sichuan Languang Development Co. Ltd. Class A	1,166,344	303
		Shares	Market Value• ($000)
[1,2]	China Vast Industrial Urban Development Co. Ltd.	1,175,000	281
[1]	Shinsun Holdings Group Co. Ltd.	3,369,000	278
*,3	Yida China Holdings Ltd.	4,082,000	263
	Beijing North Star Co. Ltd. Class A	639,373	220
[3]	Sinic Holdings Group Co. Ltd. Class H	2,979,000	190
[1,3]	Fantasia Holdings Group Co. Ltd.	6,671,943	170
*	Red Star Macalline Group Corp. Ltd. Class A	203,941	154
	Skyfame Realty Holdings Ltd.	12,759,012	138
*,1	Xinji Shaxi Group Co. Ltd.	3,084,000	108
*	Silver Grant International Holdings Group Ltd.	422,000	24
*	Zhongan Group Rights	50,803	—
			420,368
Egypt (0.1%)
	Talaat Moustafa Group	4,649,218	2,191
	Medinet Nasr Housing	5,214,770	679
	Palm Hills Developments SAE	6,502,877	584
	Heliopolis Housing	1,848,100	572
*	Emaar Misr for Development SAE	2,958,705	448
			4,474
Finland (0.3%)
	Kojamo OYJ	719,498	14,313
[1]	Citycon OYJ	364,145	2,588
			16,901
France (2.6%)
*,1	Unibail-Rodamco-Westfield	551,467	38,920
	Gecina SA	259,331	29,213
	Klepierre SA	930,313	22,268
[1]	Covivio	225,584	16,065
	ICADE	153,061	9,139
	Nexity SA	232,667	7,065
	Carmila SA	215,607	3,354
	Altarea SCA	20,286	3,105
	Mercialys SA	236,779	2,286
			131,415
Germany (4.9%)
[1]	Vonovia SE	3,682,631	146,720
	LEG Immobilien SE (XETR)	345,867	35,462
	Aroundtown SA	4,568,549	22,973
	TAG Immobilien AG	698,927	13,968
	Grand City Properties SA	492,053	8,687
	Deutsche Wohnen SE	229,787	6,581
	Deutsche EuroShop AG	221,204	3,665

7

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
[2]	Instone Real Estate Group SE	223,627	3,433
	Hamborner REIT AG	336,523	3,141
[1,2]	ADLER Group SA	391,265	2,981
	DIC Asset AG	175,374	2,454
[1]	alstria office REIT AG	67,958	952
			251,017
Greece (0.0%)
*	LAMDA Development SA	327,648	2,230
Hong Kong (8.9%)
	Link REIT	9,988,989	86,283
	Sun Hung Kai Properties Ltd.	7,317,441	84,276
	CK Asset Holdings Ltd.	9,370,613	63,525
*,2	ESR Cayman Ltd.	12,404,000	37,654
	Wharf Real Estate Investment Co. Ltd.	7,387,652	34,815
	Hongkong Land Holdings Ltd.	5,517,812	25,740
	Henderson Land Development Co. Ltd.	6,243,936	25,251
	Sino Land Co. Ltd.	14,832,022	19,605
	Hang Lung Properties Ltd.	8,815,932	16,861
	Swire Properties Ltd.	5,036,600	12,070
	Hysan Development Co. Ltd.	2,877,655	8,467
	Hang Lung Group Ltd.	3,980,103	7,771
	Kerry Properties Ltd.	2,783,832	7,528
	Fortune REIT	6,852,861	5,987
	Champion REIT	9,041,512	3,959
	K Wah International Holdings Ltd.	6,721,338	2,519
	Sunlight REIT	4,945,400	2,416
*	Shun Tak Holdings Ltd.	11,176,000	2,264
	Prosperity REIT	5,987,649	2,053
	Far East Consortium International Ltd.	5,387,000	1,679
[1]	Zensun Enterprises Ltd.	2,563,000	1,200
[1]	SF REIT	2,470,000	949
*	Jinmao Property Services Co. Ltd.	381,103	284
			453,156
India (1.6%)
	DLF Ltd.	2,946,101	14,195
	Embassy Office Parks REIT	2,525,300	12,677
*	Godrej Properties Ltd.	555,814	11,305
*	Oberoi Realty Ltd.	551,318	6,868
	Phoenix Mills Ltd.	445,760	6,291
*	Macrotech Developers Ltd.	410,558	5,380
[2]	Mindspace Business Parks REIT	1,038,729	4,729
	Prestige Estates Projects Ltd.	665,382	4,091
	Brigade Enterprises Ltd.	610,697	3,599
		Shares	Market Value• ($000)
[2]	Brookfield India Real Estate Trust	719,654	3,115
*	Indiabulls Real Estate Ltd.	1,602,379	1,851
*	Mahindra Lifespace Developers Ltd.	353,566	1,738
	Sunteck Realty Ltd.	229,823	1,435
	Sobha Ltd.	168,591	1,411
	NESCO Ltd.	101,212	755
*	Hemisphere Properties India Ltd.	360,320	540
			79,980
Indonesia (0.3%)
	Ciputra Development Tbk PT	41,523,391	3,042
*	Bumi Serpong Damai Tbk PT	43,346,927	2,873
*	Pakuwon Jati Tbk PT	71,104,528	2,743
*	Summarecon Agung Tbk PT	42,439,981	2,078
*,3	Hanson International Tbk PT	444,252,900	1,532
*	Lippo Karawaci Tbk PT	155,228,349	1,326
*	Mega Manunggal Property Tbk PT	21,308,900	857
*	Kawasan Industri Jababeka Tbk PT	55,751,700	652
*	Alam Sutera Realty Tbk PT	56,494,297	619
	Puradelta Lestari Tbk PT	43,753,400	525
*	Pollux Properti Indonesia Tbk PT	8,423,800	265
*,3	Armidian Karyatama Tbk PT	34,315,100	118
			16,630
Ireland (0.2%)
	Hibernia REIT plc	3,149,658	5,403
	Irish Residential Properties REIT plc	2,034,913	3,126
			8,529
Israel (2.2%)
	Azrieli Group Ltd.	173,586	14,911
	Alony Hetz Properties & Investments Ltd.	713,265	11,674
	Mivne Real Estate KD Ltd.	2,824,433	10,583
*	Melisron Ltd.	108,995	8,841
	Big Shopping Centers Ltd.	52,598	7,949
*	Airport City Ltd.	315,973	7,034
	Amot Investments Ltd.	907,919	6,892
	REIT 1 Ltd.	852,721	5,532
	Mega Or Holdings Ltd.	107,248	4,084
	Summit Real Estate Holdings Ltd.	168,619	3,961
	Sella Capital Real Estate Ltd.	1,024,688	3,470
	Gazit-Globe Ltd.	324,751	3,044
	YH Dimri Construction & Development Ltd.	33,069	2,969

8

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Israel Canada T.R Ltd.	583,723	2,886
	AFI Properties Ltd.	46,303	2,792
	Blue Square Real Estate Ltd.	23,658	2,114
	Gav-Yam Lands Corp. Ltd.	186,343	2,051
	Isras Investment Co. Ltd.	7,722	1,882
	Norstar Holdings Inc.	114,838	1,832
*	Property & Building Corp. Ltd.	13,004	1,804
*	Brack Capital Properties NV	11,038	1,706
	Electra Real Estate Ltd.	97,524	1,635
	Israel Land Development - Urban Renewal Ltd.	75,161	1,363
	Prashkovsky Investments and Construction Ltd.	30,725	1,206
			112,215
Italy (0.0%)
*	Immobiliare Grande Distribuzione SIIQ SpA	256,411	1,216
[2]	COIMA RES SpA	105,011	1,089
			2,305
Japan (20.6%)
	Mitsui Fudosan Co. Ltd.	4,583,157	97,134
	Mitsubishi Estate Co. Ltd.	6,615,745	96,369
	Daiwa House Industry Co. Ltd.	3,166,874	76,132
	Sumitomo Realty & Development Co. Ltd.	2,261,367	59,991
	Nippon Building Fund Inc.	8,010	41,582
	Nippon Prologis REIT Inc.	12,584	34,830
	Japan Real Estate Investment Corp.	6,609	31,987
	Daito Trust Construction Co. Ltd.	329,125	31,699
	GLP J-REIT	21,441	28,932
	Nomura Real Estate Master Fund Inc.	22,524	28,280
	Japan Metropolitan Fund Investment	33,389	26,539
	Daiwa House REIT Investment Corp.	10,085	24,547
	Hulic Co. Ltd.	2,825,437	23,856
	Advance Residence Investment Corp.	6,616	18,117
	Orix JREIT Inc.	13,178	17,813
	United Urban Investment Corp.	14,890	16,292
	Tokyu Fudosan Holdings Corp.	2,885,344	15,014
		Shares	Market Value• ($000)
	Industrial & Infrastructure Fund Investment Corp.	9,893	14,195
	Tokyo Tatemono Co. Ltd.	999,783	14,096
	Japan Prime Realty Investment Corp.	4,601	13,958
	Nomura Real Estate Holdings Inc.	558,629	13,611
	Sekisui House REIT Inc.	21,143	12,372
	Nippon Accommodations Fund Inc.	2,405	11,846
	LaSalle Logiport REIT	8,516	11,521
	Activia Properties Inc.	3,579	11,437
	Mitsui Fudosan Logistics Park Inc.	2,603	11,160
	Japan Hotel REIT Investment Corp.	21,357	10,847
[1]	Kenedix Office Investment Corp.	2,050	10,715
	Japan Logistics Fund Inc.	4,321	10,545
	Invincible Investment Corp.	29,145	9,504
	Frontier Real Estate Investment Corp.	2,422	9,384
	AEON REIT Investment Corp.	8,114	9,316
	Daiwa Securities Living Investments Corp.	10,537	9,274
	Mori Hills REIT Investment Corp.	7,761	8,802
	Daiwa Office Investment Corp.	1,392	7,880
[1]	NTT UD REIT Investment Corp.	6,667	7,701
	Mitsubishi Estate Logistics REIT Investment Corp.	2,135	7,660
	Kenedix Residential Next Investment Corp.	4,749	7,639
	Hulic REIT Inc.	6,134	7,620
	Comforia Residential REIT Inc.	3,020	7,525
	Tokyu REIT Inc.	4,443	6,228
	NIPPON REIT Investment Corp.	2,154	6,174
	Japan Excellent Inc.	6,116	6,001
	Kenedix Retail REIT Corp.	2,778	5,848
	Hoshino Resorts REIT Inc.	1,099	5,669
	Katitas Co. Ltd.	239,992	5,598
	Aeon Mall Co. Ltd.	457,683	5,569
	Heiwa Real Estate REIT Inc.	4,453	5,101
	Mori Trust Sogo REIT Inc.	4,601	5,010

9

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Heiwa Real Estate Co. Ltd.	158,532	5,001
[1]	Ichigo Office REIT Investment Corp.	7,199	4,621
	Fukuoka REIT Corp.	3,471	4,341
	CRE Logistics REIT Inc.	2,700	4,129
	Global One Real Estate Investment Corp.	4,593	3,937
	Star Asia Investment Corp.	8,501	3,879
	Hankyu Hanshin REIT Inc.	3,301	3,751
	SOSiLA Logistics REIT Inc.	3,043	3,699
	Samty Residential Investment Corp.	3,361	3,397
	Itochu Advance Logistics Investment Corp.	2,695	3,329
	Mirai Corp.	7,915	3,074
	Starts Corp. Inc.	158,300	2,934
	One REIT Inc.	1,288	2,734
	Ichigo Inc.	1,179,700	2,646
	Takara Leben Real Estate Investment Corp.	2,747	2,560
	Keihanshin Building Co. Ltd.	210,400	2,190
	SAMTY Co. Ltd.	127,500	2,059
	Starts Proceed Investment Corp.	1,051	1,883
[1]	Health Care & Medical Investment Corp.	1,507	1,829
	ESCON Japan REIT Investment Corp.	1,689	1,738
	Sankei Real Estate Inc.	2,218	1,691
	Mori Trust Hotel REIT Inc.	1,513	1,501
[1]	Tosei REIT Investment Corp.	1,417	1,436
*	Leopalace21 Corp.	879,750	1,323
	TOC Co. Ltd.	226,229	1,165
	Tosei Corp.	133,200	1,121
	Sun Frontier Fudousan Co. Ltd.	131,600	1,100
*,1	TKP Corp.	74,100	1,078
	Xymax REIT Investment Corp.	1,002	948
	Goldcrest Co. Ltd.	70,940	923
	Takara Leben Co. Ltd.	397,752	910
[1]	Shinoken Group Co. Ltd.	112,500	876
[1]	Ichigo Hotel REIT Investment Corp.	1,210	839
	Nippon Commercial Development Co. Ltd.	56,700	834
	Marimo Regional Revitalization REIT Inc.	714	737
	CRE Inc.	56,900	706
		Shares	Market Value• ($000)
	Star Mica Holdings Co. Ltd.	58,200	689
*	SRE Holdings Corp.	29,900	617
	Ooedo Onsen REIT Investment Corp.	1,109	578
	Airport Facilities Co. Ltd.	121,400	505
	Japan Property Management Center Co. Ltd.	65,100	498
[1]	Arealink Co. Ltd.	42,600	491
	Tokyo Rakutenchi Co. Ltd.	14,400	438
	Dear Life Co. Ltd.	104,200	412
[1]	Good Com Asset Co. Ltd.	39,100	318
[1]	Ardepro Co. Ltd.	838,400	283
[1]	Mirainovate Co. Ltd.	183,929	227
			1,044,895
Kuwait (0.2%)
*	National Real Estate Co. KPSC	4,319,079	3,353
	Commercial Real Estate Co. KSC	6,801,001	2,618
*	Kuwait Real Estate Co. KSC	2,731,841	1,511
*	Al Mazaya Holding Co. KSCP	2,507,286	609
			8,091
Malaysia (0.5%)
	KLCCP Stapled Group	2,405,770	3,676
	Sunway REIT	8,677,834	2,905
	IGB REIT	7,544,800	2,823
	Axis REIT	5,461,700	2,398
	IOI Properties Group Bhd.	9,292,300	2,175
	Sime Darby Property Bhd.	13,110,200	1,774
	SP Setia Bhd. Group	6,362,000	1,703
	Matrix Concepts Holdings Bhd.	2,820,028	1,489
	UOA Development Bhd.	3,293,000	1,359
	Eco World Development Group Bhd. (XKLS)	5,930,400	1,300
	Mah Sing Group Bhd.	7,343,825	1,152
	Pavilion REIT	3,374,000	1,022
	OSK Holdings Bhd	4,255,800	907
	YTL Hospitality REIT	3,736,200	811
*	UEM Sunrise Bhd.	5,575,165	432
	Eco World International Bhd.	4,131,600	405
*	YNH Property Bhd.	478,700	317
*	Eastern & Oriental Bhd.	2,335,000	288
*	Sunway Bhd. Warrants Exp. 10/3/24	1,339,862	128

10

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
*	Eco World Development Group Bhd. Warrants Exp. 4/12/29	1,186,080	46
			27,110
Mexico (0.8%)
	Fibra Uno Administracion SA de CV	14,105,785	15,470
	Corp. Inmobiliaria Vesta SAB de CV	3,151,050	5,838
	Prologis Property Mexico SA de CV	2,108,819	5,660
	PLA Administradora Industrial S de RL de CV	3,880,508	5,148
	Concentradora Fibra Danhos SA de CV	4,110,598	4,599
[2]	Macquarie Mexico Real Estate Management SA de CV	3,579,290	3,953
			40,668
Netherlands (0.3%)
	Eurocommercial Properties NV	187,805	4,544
[2]	CTP NV	292,352	4,139
	NSI NV	84,333	3,299
	Wereldhave NV	191,462	3,123
	Vastned Retail NV	86,824	2,207
			17,312
New Zealand (0.5%)
	Goodman Property Trust	5,016,360	7,302
	Precinct Properties New Zealand Ltd.	6,184,040	6,043
	Kiwi Property Group Ltd.	7,469,991	5,095
[3]	Vital Healthcare Property Trust	1,990,248	4,009
	Argosy Property Ltd.	4,067,200	3,408
*,3	Vital Healthcare Property Rights	233,050	—
			25,857
Norway (0.3%)
[2]	Entra ASA	868,841	14,325
	Selvaag Bolig ASA	210,106	993
			15,318
Other (0.5%)[4]
[5]	Vanguard Real Estate ETF	250,514	26,038
Philippines (1.4%)
	SM Prime Holdings Inc.	53,565,407	35,704
	Ayala Land Inc.	27,938,560	17,053
	Robinson's Land Corp.	9,639,172	3,501
	Megaworld Corp.	56,108,100	3,041
	RL Commercial REIT Inc.	16,728,000	2,331
	AREIT Inc.	2,833,820	2,154
	MREIT Inc.	4,251,800	1,422
	Filinvest REIT Corp.	8,963,600	1,253
		Shares	Market Value• ($000)
	DDMP REIT Inc.	30,906,000	857
	Filinvest Land Inc.	39,829,000	800
	Vista Land & Lifescapes Inc.	14,774,178	725
	DoubleDragon Properties Corp.	3,498,860	556
			69,397
Poland (0.0%)
[1]	Develia SA	2,205,445	1,756
Qatar (0.2%)
	Barwa Real Estate Co.	9,048,332	8,409
*	Ezdan Holding Group QSC	7,460,285	2,695
			11,104
Romania (0.1%)
	MAS Real Estate Inc.	2,005,156	2,683
Russia (0.0%)
[3]	Etalon Group plc GDR (Registered)	993,429	—
[3]	INGRAD PJSC	43,530	—
			—
Saudi Arabia (0.7%)
*	Emaar Economic City	2,630,976	7,629
*	Dar Al Arkan Real Estate Development Co.	2,512,534	7,193
	Arriyadh Development Co.	415,827	3,364
	Arabian Centres Co. Ltd.	498,113	2,923
*	Saudi Real Estate Co.	396,099	2,326
	Jadwa REIT Saudi Fund	584,002	2,188
	Riyad REIT Fund	580,774	1,692
	Al Rajhi REIT	566,526	1,647
	Derayah REIT	480,969	1,579
	Alandalus Property Co.	217,018	1,034
	Musharaka Real Estate Income Fund	292,854	760
	Alahli REIT Fund 1	208,941	664
	Alkhabeer REIT	267,231	629
	Al Maather REIT Fund	197,064	469
	Sedco Capital REIT Fund	152,904	451
*	Swicorp Wabel REIT	203,729	364
			34,912
Singapore (6.4%)
	CapitaLand Integrated Commercial Trust	23,872,768	40,001
*	Capitaland Investment Ltd.	11,901,038	36,086
	Ascendas REIT	16,014,684	32,950
	Mapletree Logistics Trust	14,877,123	19,107
	Mapletree Industrial Trust	9,266,291	17,412
	Frasers Logistics & Commercial Trust	13,896,952	14,472
	Mapletree Commercial Trust	10,475,241	14,088

11

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	City Developments Ltd.	2,252,790	13,812
	Suntec REIT	10,369,927	13,699
	UOL Group Ltd.	2,261,678	11,884
	Keppel DC REIT	6,311,024	9,408
	Frasers Centrepoint Trust	5,125,840	9,027
	Mapletree North Asia Commercial Trust	10,350,066	8,939
	Keppel REIT	9,286,215	8,136
	Ascott Residence Trust	9,193,622	7,638
	ESR-REIT	24,469,161	6,863
	Parkway Life REIT	1,841,597	6,417
	Manulife US REIT	8,006,110	4,988
	Lendlease Global Commercial REIT	8,147,589	4,654
	CapitaLand China Trust	5,368,508	4,511
	Cromwell European REIT	1,482,966	3,600
	CDL Hospitality Trusts	3,625,506	3,484
	OUE Commercial REIT	11,390,367	3,404
[3]	SPH REIT	4,528,600	3,195
	Ascendas India Trust	3,460,900	3,127
	Wing Tai Holdings Ltd.	2,351,800	2,952
	Starhill Global REIT	6,681,368	2,860
	Keppel Pacific Oak US REIT	3,717,300	2,692
	Far East Hospitality Trust	4,977,092	2,398
	Yanlord Land Group Ltd.	2,675,404	2,344
	AIMS APAC REIT	2,153,376	2,202
	Prime US REIT	2,662,800	1,962
	Sasseur REIT	2,483,600	1,495
	OUE Ltd.	1,467,100	1,441
	First REIT	5,754,726	1,301
	IREIT Global	1,923,953	889
	Tuan Sing Holdings Ltd.	2,407,900	705
	EC World REIT	1,234,400	573
*,3	Eagle Hospitality Trust	2,602,300	356
			325,072
South Africa (1.4%)
	Growthpoint Properties Ltd.	16,319,549	14,591
	NEPI Rockcastle plc	2,267,829	13,876
	Redefine Properties Ltd.	31,399,941	8,682
	Resilient REIT Ltd.	1,543,325	5,662
	Equites Property Fund Ltd.	3,583,130	4,810
	Fortress REIT Ltd. Class A	5,710,817	4,494
	Hyprop Investments Ltd.	1,634,346	3,715
	Vukile Property Fund Ltd.	4,270,409	3,617
	Investec Property Fund Ltd.	2,817,879	2,195
	Stor-Age Property REIT Ltd.	2,149,806	2,040
	SA Corporate Real Estate Ltd.	11,976,334	1,693
*	Attacq Ltd.	3,729,211	1,598
		Shares	Market Value• ($000)
	Emira Property Fund Ltd.	1,432,096	982
	Fairvest Ltd.	3,988,653	864
*	Fortress REIT Ltd. Class B	4,058,745	849
			69,668
South Korea (0.4%)
	ESR Kendall Square REIT Co. Ltd.	695,521	4,056
	LOTTE REIT Co. Ltd.	580,630	2,742
	JR Global REIT	556,864	2,605
	Mirae Asset Maps Asia Pacific Real Estate 1 Investment	439,708	1,746
	SK REIT Co. Ltd.	264,841	1,515
	Koramco Energy Plus REIT	231,682	1,332
	Shinhan Alpha REIT Co. Ltd.	204,724	1,300
	Korea Real Estate Investment & Trust Co. Ltd.	664,567	1,156
	D&D Platform REIT Co. Ltd.	238,217	1,028
[1]	SK D&D Co. Ltd.	37,059	838
	IGIS Value Plus REIT Co. Ltd.	134,765	667
			18,985
Spain (0.7%)
	Merlin Properties Socimi SA	1,591,149	17,286
	Inmobiliaria Colonial Socimi SA	1,288,787	10,717
[2]	Aedas Homes SA	86,942	2,034
[1,2]	Metrovacesa SA	216,816	1,731
	Lar Espana Real Estate Socimi SA	299,574	1,570
			33,338
Sweden (3.6%)
	Castellum AB	1,352,673	26,788
*	Fastighets AB Balder Class B	499,394	24,754
	Sagax AB Class B	793,756	20,276
	Samhallsbyggnadsbolaget i Norden AB	5,410,448	16,995
	Fabege AB	1,295,072	15,720
	Wihlborgs Fastigheter AB	638,703	11,074
	Wallenstam AB Class B	998,734	11,043
	Nyfosa AB	805,869	8,882
	Catena AB	139,265	7,270
	Hufvudstaden AB Class A	560,162	7,258
*	Pandox AB Class B	424,490	5,914
	Cibus Nordic Real Estate AB	190,227	4,399
	NP3 Fastigheter AB	136,961	3,806
	Atrium Ljungberg AB Class B	227,484	3,720
	Dios Fastigheter AB	409,394	3,655

12

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Platzer Fastigheter Holding AB Class B	298,720	3,034
[1]	Samhallsbyggnadsbolaget i Norden AB Class D	696,385	1,827
	Akelius Residential Property AB Class D	984,168	1,824
	Sagax AB Class D	558,885	1,719
*	K-fast Holding AB Class B	297,818	1,364
*	Annehem Fastigheter AB Class B	191,813	523
			181,845
Switzerland (1.8%)
	Swiss Prime Site AG (Registered)	362,801	35,462
	PSP Swiss Property AG (Registered)	219,115	27,616
	Allreal Holding AG (Registered)	72,088	13,597
	Mobimo Holding AG (Registered)	34,523	9,873
	Intershop Holding AG	5,889	3,835
*	Mobimo Holding AG Rights Exp. 5/3/22	7,436	26
			90,409
Taiwan (1.0%)
	Ruentex Development Co. Ltd.	6,518,580	17,061
	Highwealth Construction Corp.	5,189,598	8,224
	Huaku Development Co. Ltd.	1,111,854	3,473
	Chong Hong Construction Co. Ltd.	1,054,297	2,615
	Farglory Land Development Co. Ltd.	960,631	2,184
	Prince Housing & Development Corp.	5,183,478	2,183
	Kindom Development Co. Ltd.	1,761,900	2,063
	Hung Sheng Construction Ltd.	1,627,520	1,392
	Cathay Real Estate Development Co. Ltd.	2,231,100	1,390
	Sakura Development Co. Ltd.	1,103,931	1,215
	Chung Lien Co. Ltd.	384,000	999
	Huang Hsiang Construction Corp.	509,000	952
*	Delpha Construction Co. Ltd.	1,900,000	924
	Advancetek Enterprise Co. Ltd.	1,194,000	914
	Kuo Yang Construction Co. Ltd.	1,226,802	833
	ZongTai Real Estate Development Co. Ltd.	721,516	821
		Shares	Market Value• ($000)
	KEE TAI Properties Co. Ltd.	1,879,869	779
	Yungshin Construction & Development Co. Ltd.	310,000	742
*	Shining Building Business Co. Ltd.	2,114,869	716
	Hong Pu Real Estate Development Co. Ltd.	1,002,194	705
*	King's Town Construction Co. Ltd.	542,000	625
	Hung Ching Development & Construction Co. Ltd.	632,000	608
	GTM Holdings Corp.	619,000	563
	Yea Shin International Development Co. Ltd.	619,000	491
*,3	Taiwan Land Development Corp.	2,224,000	202
			52,674
Thailand (1.0%)
	Central Pattana PCL	6,384,700	11,196
	CPN Retail Growth Leasehold REIT	9,541,635	5,630
	Land & Houses PCL (Registered)	17,071,100	4,744
	WHA Corp. PCL	38,671,086	3,771
	Lotus's Retail Growth Freehold And Leasehold Property Fund	8,421,330	3,333
	Supalai PCL	3,918,881	2,498
	WHA Premium Growth Freehold & Leasehold REIT Class F	7,305,396	2,319
	Frasers Property THA	6,982,700	2,303
	Amata Corp. PCL	2,594,323	1,641
	AP Thailand PCL	4,340,420	1,489
	IMPACT Growth REIT	2,852,600	1,402
[1]	Origin Property PCL Class F	4,284,198	1,364
	Quality Houses PCL	20,423,000	1,332
*	MBK PCL	3,246,092	1,226
	Bangkok Land PCL	41,314,195	1,204
	Pruksa Holding PCL	2,828,900	1,091
	Pruksa Real Estate PCL	3,024,500	881
	SC Asset Corp. PCL	8,247,140	881
[1]	Sansiri PCL	25,679,025	870
	Hemaraj Leasehold REIT	3,316,000	822
*,1	Singha Estate PCL	13,531,700	777
	Ally Leasehold REIT (XBKK)	3,335,300	676
*,1	U City PCL Class F	13,493,224	673
	Noble Development PCL	2,920,528	425
[1]	LPN Development PCL	2,248,300	301
*	MBK PCL Warrants Exp. 11/15/23	127,968	41

13

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Sansiri PCL NDVR	1,135,675	38
*	MBK PCL Warrants Exp. 3/23/23	129,844	38
	SC Asset Corp. PCL NVDR	251,197	27
	S Prime Growth Leasehold REIT	80,600	17
*	Noble Development PCL Warrants Exp. 1/12/24	783,375	15
*,3	PACE Development Corp. PCL Warrants Exp. 8/29/22	11,308,800	6
			53,031
Turkey (0.1%)
*	Is Gayrimenkul Yatirim Ortakligi A/S	2,230,939	1,882
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	9,215,735	1,647
	Yeni Gimat Gayrimenkul Ortakligi A/S	620,811	935
*	Ziraat Gayrimenkul Yatirim Ortakligi A/S	4,221,655	816
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	1,508,095	802
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	2,223,143	327
			6,409
United Arab Emirates (1.4%)
	Emaar Properties PJSC	19,011,563	32,792
	Aldar Properties PJSC	18,343,777	28,106
*	Emaar Development PJSC	3,990,331	5,583
*	RAK Properties PJSC	4,764,648	1,001
*	Deyaar Development PJSC	6,662,554	862
*	Manazel PJSC	5,880,245	759
*	Eshraq Investments PJSC	5,062,592	683
			69,786
United Kingdom (8.5%)
	Segro plc	5,741,958	96,132
	Land Securities Group plc	3,589,178	33,661
	British Land Co. plc	4,482,009	28,871
	Tritax Big Box REIT plc	8,919,132	27,227
	UNITE Group plc	1,902,586	26,941
	Derwent London plc	535,999	20,337
	Safestore Holdings plc	1,006,029	15,827
	LondonMetric Property plc	4,417,972	14,932
	Big Yellow Group plc	825,195	14,913
	Grainger plc	3,539,413	13,166
	Assura plc	14,062,107	11,602
	Primary Health Properties plc	6,362,333	11,538
	Shaftesbury plc	1,377,474	10,315
	Great Portland Estates plc	1,213,321	10,306
		Shares	Market Value• ($000)
	Sirius Real Estate Ltd.	5,595,928	8,506
	Capital & Counties Properties plc	4,072,205	8,414
	LXI REIT plc	4,129,690	7,666
	Supermarket Income REIT plc	4,719,655	7,436
[1]	Hammerson plc	16,739,348	6,043
	BMO Commercial Property Trust Ltd.	3,803,275	5,614
	Workspace Group plc	609,412	5,100
	UK Commercial Property REIT Ltd.	4,082,429	4,498
	Home REIT plc	2,674,430	4,124
	PRS REIT plc	2,613,613	3,553
	Picton Property Income Ltd.	2,607,868	3,323
	Empiric Student Property REIT plc	2,871,003	3,292
	Civitas Social Housing REIT plc	2,960,640	3,196
	Helical plc	523,187	2,845
	Impact Healthcare REIT plc (XLON)	1,684,606	2,632
	Custodian REIT plc	2,001,233	2,530
	CLS Holdings plc	876,957	2,241
[2]	Regional REIT Ltd.	2,062,307	2,203
	Phoenix Spree Deutschland Ltd.	488,035	2,166
	Schroder REIT Ltd.	2,795,539	2,002
	Standard Life Investment Property Income Trust REIT Ltd.	1,938,646	2,000
[2]	Triple Point Social Housing REIT plc	1,765,469	1,947
	NewRiver REIT plc	1,458,569	1,609
	AEW UK REIT plc	759,801	1,218
*,1,3	Intu Properties plc	5,001,586	—
			429,926
Total Common Stocks (Cost $5,505,791)			5,013,448

14

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (4.4%)
Money Market Fund (4.4%)
[6,7]	Vanguard Market Liquidity Fund, 0.409% (Cost $224,075)	2,241,013	224,079
Total Investments (103.0%) (Cost $5,729,866)			5,237,527
Other Assets and Liabilities—Net (-3.0%)			(153,977)
Net Assets (100%)			5,083,550
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $150,270,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the aggregate value was $127,710,000, representing 2.5% of net assets.
3	Security value determined using significant unobservable inputs.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $207,047,000 was received for securities on loan, of which $204,946,000 is held in Vanguard Market Liquidity Fund and $2,101,000 is held in cash.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2022	69	14,240	(1,030)
MSCI Emerging Markets Index	June 2022	780	41,239	141
Topix Index	June 2022	128	18,769	946
				57

15

Global ex-U.S. Real Estate Index Fund
Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Royal Bank of Canada	6/15/22	AUD	8,397	USD	6,314	—	(376)
Toronto-Dominion Bank	6/15/22	CAD	5,323	USD	4,266	—	(123)
State Street Bank & Trust Co.	6/15/22	EUR	9,101	USD	9,996	—	(374)
JPMorgan Chase Bank, N.A.	6/15/22	EUR	2,679	USD	2,959	—	(126)
Standard Chartered Bank	6/15/22	GBP	4,877	USD	6,389	—	(256)
Royal Bank of Canada	6/15/22	HKD	41,808	USD	5,347	—	(14)
JPMorgan Chase Bank, N.A.	6/15/22	HKD	10,407	USD	1,332	—	(4)
Bank of America, N.A.	6/15/22	JPY	808,710	USD	7,009	—	(767)
JPMorgan Chase Bank, N.A.	6/15/22	JPY	379,903	USD	3,122	—	(190)
JPMorgan Chase Bank, N.A.	6/2/22	JPY	399,630	USD	3,051	32	—
Deutsche Bank AG	6/15/22	JPY	313,760	USD	2,558	—	(137)
State Street Bank & Trust Co.	6/2/22	JPY	243,425	USD	1,903	—	(26)
Royal Bank of Canada	6/2/22	SGD	4,245	USD	3,112	—	(42)
State Street Bank & Trust Co.	6/15/22	USD	6,020	AUD	8,194	226	—
Royal Bank of Canada	6/15/22	USD	1,316	AUD	1,791	50	—
Royal Bank of Canada	6/15/22	USD	4,813	CAD	6,152	25	—
Bank of America, N.A.	6/2/22	USD	2,802	CHF	2,610	114	—
JPMorgan Chase Bank, N.A.	6/15/22	USD	564	CHF	516	33	—
State Street Bank & Trust Co.	6/15/22	USD	16,932	EUR	15,468	579	—
Royal Bank of Canada	6/2/22	USD	6,063	EUR	5,742	—	(3)
Deutsche Bank AG	6/15/22	USD	127	EUR	116	4	—
Deutsche Bank AG	6/15/22	USD	8,772	GBP	6,626	440	—
Bank of America, N.A.	6/2/22	USD	6,820	HKD	53,482	—	(1)
Royal Bank of Canada	6/15/22	USD	3,839	HKD	29,990	13	—
UBS AG	6/15/22	USD	6,367	JPY	775,387	382	—
Bank of America, N.A.	6/2/22	USD	3,826	JPY	480,633	119	—
Royal Bank of Canada	6/15/22	USD	3,763	JPY	457,939	229	—
State Street Bank & Trust Co.	5/9/22	USD	111	KWD	34	—	—
State Street Bank & Trust Co.	5/5/22	USD	—	MYR	1	—	—
JPMorgan Chase Bank, N.A.	6/15/22	USD	3,158	SGD	4,296	51	—
Barclays Bank plc	6/15/22	USD	3,243	ZAR	47,694	238	—
						2,535	(2,439)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KWD—Kuwaiti Dinar
MYR—Malaysian ringgit.
SGD—Singapore dollar.
USD—U.S. dollar.
ZAR—South African rand.
At April 30, 2022, the counterparties had deposited in segregated accounts securities with a value of $445,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
16

Global ex-U.S. Real Estate Index Fund
Statement of Assets and Liabilities
As of April 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $5,484,670)	4,987,410
Affiliated Issuers (Cost $245,196)	250,117
Total Investments in Securities	5,237,527
Investment in Vanguard	181
Cash	2,101
Cash Collateral Pledged—Futures Contracts	4,017
Cash Collateral Pledged—Forward Currency Contracts	570
Foreign Currency, at Value (Cost $22,832)	22,100
Receivables for Investment Securities Sold	1,540
Receivables for Accrued Income	27,133
Receivables for Capital Shares Issued	68
Unrealized Appreciation—Forward Currency Contracts	2,535
Total Assets	5,297,772
Liabilities
Due to Custodian	1,383
Payables for Investment Securities Purchased	854
Collateral for Securities on Loan	207,047
Payables for Capital Shares Redeemed	164
Payables to Vanguard	256
Variation Margin Payable—Futures Contracts	67
Unrealized Depreciation—Forward Currency Contracts	2,439
Deferred Foreign Capital Gains Taxes	2,012
Total Liabilities	214,222
Net Assets	5,083,550
1 Includes $150,270 of securities on loan.
17

Global ex-U.S. Real Estate Index Fund
Statement of Assets and Liabilities (continued)
At April 30, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	6,423,283
Total Distributable Earnings (Loss)	(1,339,733)
Net Assets	5,083,550

ETF Shares—Net Assets
Applicable to 91,172,420 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,461,185
Net Asset Value Per Share—ETF Shares	$48.93

Admiral Shares—Net Assets
Applicable to 14,807,402 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	439,402
Net Asset Value Per Share—Admiral Shares	$29.67

Institutional Shares—Net Assets
Applicable to 1,852,025 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	182,963
Net Asset Value Per Share—Institutional Shares	$98.79

See accompanying Notes, which are an integral part of the Financial Statements.
18

Global ex-U.S. Real Estate Index Fund
Statement of Operations

Six Months Ended April 30, 2022
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	74,895
Dividends—Affiliated Issuers	386
Interest—Affiliated Issuers	14
Securities Lending—Net	1,770
Total Income	77,065
Expenses
The Vanguard Group—Note B
Investment Advisory Services	274
Management and Administrative—ETF Shares	2,167
Management and Administrative—Admiral Shares	212
Management and Administrative—Institutional Shares	85
Marketing and Distribution—ETF Shares	46
Marketing and Distribution—Admiral Shares	13
Marketing and Distribution—Institutional Shares	3
Custodian Fees	284
Shareholders’ Reports—ETF Shares	120
Shareholders’ Reports—Admiral Shares	7
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Other Expenses	23
Total Expenses	3,235
Net Investment Income	73,830
Realized Net Gain (Loss)
Capital Gains Distributions Received – Affiliated Issuers	—
Investment Securities Sold—Unaffiliated Issuers[2,3]	(102,329)
Investment Securities Sold—Affiliated Issuers	514
Futures Contracts	(7,824)
Forward Currency Contracts	748
Foreign Currencies	(975)
Realized Net Gain (Loss)	(109,866)
19

Global ex-U.S. Real Estate Index Fund
Statement of Operations (continued)
Six Months Ended April 30, 2022
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[4]	(532,621)
Investment Securities—Affiliated Issuers	(1,654)
Futures Contracts	911
Forward Currency Contracts	248
Foreign Currencies	(2,188)
Change in Unrealized Appreciation (Depreciation)	(535,304)
Net Increase (Decrease) in Net Assets Resulting from Operations	(571,340)
1	Dividends are net of foreign withholding taxes of $8,725,000.
2	Realized gain (loss) is net of foreign capital gain taxes of $83,000 .
3	Includes $3,598,000 of net gain (loss) resulting from in-kind redemptions.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($417,000).

See accompanying Notes, which are an integral part of the Financial Statements.
20

Global ex-U.S. Real Estate Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	73,830	220,531
Realized Net Gain (Loss)	(109,866)	79,646
Change in Unrealized Appreciation (Depreciation)	(535,304)	874,972
Net Increase (Decrease) in Net Assets Resulting from Operations	(571,340)	1,175,149
Distributions
ETF Shares	(254,915)	(99,846)
Admiral Shares	(25,162)	(9,656)
Institutional Shares	(10,731)	(5,091)
Total Distributions	(290,808)	(114,593)
Capital Share Transactions
ETF Shares	146,916	(70,397)
Admiral Shares	14,339	(13,827)
Institutional Shares	1,736	(38,740)
Net Increase (Decrease) from Capital Share Transactions	162,991	(122,964)
Total Increase (Decrease)	(699,157)	937,592
Net Assets
Beginning of Period	5,782,707	4,845,115
End of Period	5,083,550	5,782,707

See accompanying Notes, which are an integral part of the Financial Statements.
21

Global ex-U.S. Real Estate Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$57.39	$47.04	$60.79	$52.99	$59.49	$53.35
Investment Operations
Net Investment Income[1]	.721	2.145	1.761	2.033	2.672	1.900
Net Realized and Unrealized Gain (Loss) on Investments	(6.286)	9.312	(11.864)	7.969	(6.240)	6.325
Total from Investment Operations	(5.565)	11.457	(10.103)	10.002	(3.568)	8.225
Distributions
Dividends from Net Investment Income	(2.895)	(1.107)	(3.647)	2.202	(2.932)	(2.085)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.895)	(1.107)	(3.647)	2.202	(2.932)	(2.085)
Net Asset Value, End of Period	$48.93	$57.39	$47.04	$60.79	$52.99	$59.49
Total Return	-10.05%	24.47%	-17.71%	19.47%	-6.42%	16.13%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,461	$5,071	$4,219	$5,945	$5,270	$5,122
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.71%	3.80%	3.44%	3.54%	4.51%	3.44%
Portfolio Turnover Rate[2]	4%	7%	11%	7%	7%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
22

Global ex-U.S. Real Estate Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$34.80	$28.51	$36.84	$32.11	$36.05	$32.33
Investment Operations
Net Investment Income[1]	.436	1.302	1.079	1.236	1.620	1.141
Net Realized and Unrealized Gain (Loss) on Investments	(3.811)	5.656	(7.199)	4.828	(3.784)	3.844
Total from Investment Operations	(3.375)	6.958	(6.120)	6.064	(2.164)	4.985
Distributions
Dividends from Net Investment Income	(1.755)	(.668)	(2.210)	1.334	(1.776)	(1.265)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.755)	(.668)	(2.210)	1.334	(1.776)	(1.265)
Net Asset Value, End of Period	$29.67	$34.80	$28.51	$36.84	$32.11	$36.05
Total Return[2]	-10.01%	24.48%	-17.71%	19.46%	-6.43%	16.15%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$439	$499	$421	$617	$475	$453
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.71%	3.80%	3.49%	3.55%	4.51%	3.44%
Portfolio Turnover Rate[3]	4%	7%	11%	7%	7%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
23

Global ex-U.S. Real Estate Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$115.86	$94.98	$122.73	$106.98	$120.11	$107.71
Investment Operations
Net Investment Income[1]	1.458	4.376	3.646	4.143	5.543	3.889
Net Realized and Unrealized Gain (Loss) on Investments	(12.682)	18.763	(24.030)	16.064	(12.740)	12.741
Total from Investment Operations	(11.224)	23.139	(20.384)	20.207	(7.197)	16.630
Distributions
Dividends from Net Investment Income	(5.846)	(2.259)	(7.366)	4.457	(5.933)	(4.230)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(5.846)	(2.259)	(7.366)	4.457	(5.933)	(4.230)
Net Asset Value, End of Period	$98.79	$115.86	$94.98	$122.73	$106.98	$120.11
Total Return[2]	-10.00%	24.44%	-17.71%	19.46%	-6.42%	16.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$183	$213	$205	$232	$115	$156
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.72%	3.84%	3.55%	3.57%	4.52%	3.46%
Portfolio Turnover Rate[3]	4%	7%	11%	7%	7%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
24

Global ex-U.S. Real Estate Index Fund
Notes to Financial Statements
Vanguard Global ex-U.S. Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The
25

Global ex-U.S. Real Estate Index Fund
clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2022, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
26

Global ex-U.S. Real Estate Index Fund
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
27

Global ex-U.S. Real Estate Index Fund
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received and related professional fees incurred during the year, if any, are included in dividend income and other expenses, respectively. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2022, the fund had contributed to Vanguard capital in the amount of $181,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
28

Global ex-U.S. Real Estate Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	236,413	—	—	236,413
Common Stocks—Other	26,873	4,723,326	26,836	4,777,035
Temporary Cash Investments	224,079	—	—	224,079
Total	487,365	4,723,326	26,836	5,237,527
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,087	—	—	1,087
Forward Currency Contracts	—	2,535	—	2,535
Total	1,087	2,535	—	3,622
Liabilities
Futures Contracts[1]	1,030	—	—	1,030
Forward Currency Contracts	—	2,439	—	2,439
Total	1,030	2,439	—	3,469
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At April 30, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	1,087	—	1,087
Unrealized Appreciation—Forward Currency Contracts	—	2,535	2,535
Total Assets	1,087	2,535	3,622

Unrealized Depreciation—Futures Contracts[1]	1,030	—	1,030
Unrealized Depreciation—Forward Currency Contracts	—	2,439	2,439
Total Liabilities	1,030	2,439	3,469
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
29

Global ex-U.S. Real Estate Index Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2022, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(7,824)	—	(7,824)
Forward Currency Contracts	—	748	748
Realized Net Gain (Loss) on Derivatives	(7,824)	748	(7,076)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	911	—	911
Forward Currency Contracts	—	248	248
Change in Unrealized Appreciation (Depreciation) on Derivatives	911	248	1,159
E.	As of April 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,951,412
Gross Unrealized Appreciation	375,872
Gross Unrealized Depreciation	(1,089,604)
Net Unrealized Appreciation (Depreciation)	(713,732)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2021, the fund had available capital losses totaling $560,789,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2022, the fund purchased $356,543,000 of investment securities and sold $427,993,000 of investment securities, other than temporary cash investments. Purchases and sales include $148,240,000 and $15,394,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	163,593	3,119	561,742	9,958
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	(16,677)	(300)	(632,139)	(11,300)
Net Increase (Decrease)—ETF Shares	146,916	2,819	(70,397)	(1,342)
30

Global ex-U.S. Real Estate Index Fund
	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued[1]	33,840	1,052	79,528	2,366
Issued in Lieu of Cash Distributions	19,717	624	7,547	223
Redeemed[2]	(39,218)	(1,221)	(100,902)	(2,990)
Net Increase (Decrease)—Admiral Shares	14,339	455	(13,827)	(401)
Institutional Shares
Issued[1]	8	—	19,957	186
Issued in Lieu of Cash Distributions	1,728	16	1,747	15
Redeemed[2]	—	—	(60,444)	(524)
Net Increase (Decrease)—Institutional Shares	1,736	16	(38,740)	(323)
1	Includes purchase fees for fiscal 2022 and 2021 of $85,000 and $253,000, respectively (fund totals).
2	Net of redemption fees for fiscal 2022 and 2021 of $89,000 and $253,000, respectively (fund totals).
H.	Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2022 Market Value ($000)
Vanguard Market Liquidity Fund	191,399	NA1	NA1	(10)	(3)	14	—	224,079
Vanguard Real Estate ETF	28,276	10,133	11,244	524	(1,651)	386	—	26,038
Total	219,675	10,133	11,244	514	(1,654)	400	—	250,117
1	Not applicable—purchases and sales are for temporary cash investment purposes.
I.	Management has determined that no events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in these financial statements.
31

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Global ex-U.S. Real Estate Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
32

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
33

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard International Equity Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Global ex-U.S. Real Estate Index Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
34

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Connect with Vanguard®>vanguard.com
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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q7382 062022

Semiannual Report  |  April 30, 2022
Vanguard Emerging Markets Stock Index Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2022
	Beginning Account Value 10/31/2021	Ending Account Value 4/30/2022	Expenses Paid During Period
Based on Actual Fund Return
Emerging Markets Stock Index Fund
Investor Shares	$1,000.00	$871.30	$1.35
FTSE Emerging Markets ETF Shares	1,000.00	872.50	0.37
Admiral™ Shares	1,000.00	872.00	0.65
Institutional Shares	1,000.00	872.30	0.46
Institutional Plus Shares	1,000.00	872.20	0.37
Based on Hypothetical 5% Yearly Return
Emerging Markets Stock Index Fund
Investor Shares	$1,000.00	$1,023.36	$1.45
FTSE Emerging Markets ETF Shares	1,000.00	1,024.40	0.40
Admiral Shares	1,000.00	1,024.10	0.70
Institutional Shares	1,000.00	1,024.30	0.50
Institutional Plus Shares	1,000.00	1,024.40	0.40
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: 0.29% for Investor Shares, 0.08% for FTSE Emerging Markets ETF Shares, 0.14% for Admiral Shares, 0.10% for Institutional Shares, and 0.08% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Emerging Markets Stock Index Fund
Fund Allocation
As of April 30, 2022

China	32.1%
Taiwan	18.4
India	16.8
Brazil	6.5
Saudi Arabia	5.3
South Africa	4.3
Thailand	3.0
Mexico	2.5
Indonesia	2.1
Malaysia	2.0
United Arab Emirates	1.6
Qatar	1.1
Kuwait	1.0
Other	3.3
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

Emerging Markets Stock Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.7%)
Brazil (6.4%)
	Vale SA	53,287,440	897,726
	Petroleo Brasileiro SA	59,834,870	404,712
	Petroleo Brasileiro SA Preference Shares	58,509,406	358,350
*	Itau Unibanco Holding SA Preference Shares	52,248,070	252,260
	B3 SA - Brasil Bolsa Balcao	85,875,935	231,020
	Banco Bradesco SA Preference Shares	59,510,557	216,426
	Ambev SA	61,377,054	180,260
	JBS SA	20,252,417	155,049
	WEG SA	20,824,409	126,784
	Itausa SA Preference Shares	66,931,518	124,686
	Suzano SA	10,174,625	102,097
[1]	Hapvida Participacoes e Investimentos SA	56,174,137	99,647
	Localiza Rent a Car SA	8,353,561	89,450
	Banco do Brasil SA	12,389,439	83,249
	Itau Unibanco Holding SA ADR	17,244,745	82,602
	Vale SA Class B ADR	4,509,550	76,166
*	Banco BTG Pactual SA	16,077,984	75,090
	Centrais Eletricas Brasileiras SA	9,004,024	73,723
	Gerdau SA Preference Shares	12,816,233	72,507
	Cosan SA	16,719,726	71,019
	Banco Bradesco SA	22,991,525	69,338
		Shares	Market Value• ($000)
	Petroleo Brasileiro SA ADR	5,639,547	69,197
	Vibra Energia SA	16,040,900	68,525
	Telefonica Brasil SA	6,318,120	67,974
	Equatorial Energia SA	12,924,398	67,028
*	Lojas Renner SA	13,712,287	65,872
*	Raia Drogasil SA	15,043,744	63,687
	Rumo SA	17,611,895	58,315
*	Petro Rio SA	9,461,964	51,100
	Natura & Co. Holding SA	13,540,110	50,913
[1]	Rede D'Or Sao Luiz SA	6,669,185	49,547
	BB Seguridade Participacoes SA	9,454,986	48,633
	Klabin SA	11,178,348	46,893
*	Americanas SA	9,349,965	45,389
	Cia Energetica de Minas Gerais Preference Shares	15,178,329	45,038
	Banco Bradesco SA ADR	12,258,126	44,129
*	Hypera SA	5,660,549	42,844
*	Magazine Luiza SA	42,628,732	42,077
*	BRF SA	14,998,063	41,197
*	TOTVS SA	6,334,155	40,960
	CCR SA	15,946,985	40,029
*	Eneva SA	13,606,313	37,759
	Energisa SA	3,544,344	34,153
*	3R Petroleum Oleo E Gas SA	3,495,947	32,690
	Ultrapar Participacoes SA	12,298,234	32,512
	Transmissora Alianca de Energia Eletrica SA	3,457,247	30,755
*	Sul America SA	5,684,861	30,540
4

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Cia de Saneamento Basico do Estado de Sao Paulo	3,289,709	29,630
	Sendas Distribuidora SA	9,088,707	28,090
*	TIM SA	9,460,922	25,796
	Cia Siderurgica Nacional SA	5,654,502	24,098
*	Embraer SA	8,019,709	23,050
*	Cia de Locacao das Americas	4,836,139	23,046
*	Raizen SA Preference Shares	16,509,605	23,042
	Metalurgica Gerdau SA Preference Shares	9,924,174	22,803
	Sao Martinho SA	2,422,907	22,744
	Centrais Eletricas Brasileiras SA Preference Shares	2,796,401	22,710
*	BR Malls Participacoes SA	11,798,312	22,647
	Engie Brasil Energia SA	2,625,016	22,247
[2]	Banco Santander Brasil SA ADR	3,392,065	21,607
	Bradespar SA Preference Shares	3,630,784	21,510
	CPFL Energia SA	2,814,847	20,582
*	Multiplan Empreendimentos Imobiliarios SA	3,991,200	19,900
	Marfrig Global Foods SA	4,844,377	18,372
*	Azul SA Preference Shares	4,066,792	18,072
[2]	Cia Paranaense de Energia ADR	2,423,128	17,592
	EDP - Energias do Brasil SA	4,074,470	17,455
[1]	GPS Participacoes e Empreendimentos SA	5,750,528	17,424
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	7,290,759	16,679
	Arezzo Industria e Comercio SA	884,992	16,016
		Shares	Market Value• ($000)
*	Grupo De Moda Soma SA	6,329,520	15,466
*	Itau Unibanco Holding SA	3,797,712	15,425
*	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,687,033	15,166
	Atacadao SA	3,597,475	14,968
	Braskem SA Preference Shares Class A	1,808,229	14,710
*	SLC Agricola SA	1,371,558	14,678
	YDUQS Participacoes SA	4,378,620	14,277
	Pet Center Comercio e Participacoes SA	4,607,725	14,194
[2]	Cia Siderurgica Nacional SA ADR	3,336,902	14,048
	Santos Brasil Participacoes SA	9,781,786	14,028
	Cia de Saneamento do Parana	3,410,830	13,639
*	Via SA	22,134,273	13,297
	Unipar Carbocloro SA Preference Shares Class B	680,473	13,215
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	2,577,706	13,118
*	Cogna Educacao	26,101,420	12,935
	Cia Paranaense de Energia Preference Shares	8,517,105	12,817
	Neoenergia SA	3,345,859	12,710
	Gerdau SA ADR	2,235,505	12,675
	CSHG Logistica FI Imobiliario	368,135	12,213
	Banco Santander Brasil SA	1,874,327	12,037
*	Auren Energia SA	3,958,786	11,739
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,036,678	11,553
	Dexco SA	4,271,108	11,118
	Kinea Indice de Precos FII	535,687	11,092
	Kinea Rendimentos Imobiliarios FII	529,360	10,919
	Porto Seguro SA	2,622,996	10,797
*	Cielo SA	15,663,086	10,772

5

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Fleury SA	3,632,731	10,596
	Minerva SA	3,655,457	9,708
	Caixa Seguridade Participacoes SA	6,050,100	9,594
	Alpargatas SA Preference Shares	2,402,434	9,524
	Light SA	5,272,152	9,523
*	Gol Linhas Aereas Inteligentes SA Preference Shares	3,094,605	9,521
*	Banco Inter SA	3,044,858	9,343
	Kinea Renda Imobiliaria FII	328,168	9,087
*	IRB Brasil Resseguros SA	15,876,162	8,895
	MRV Engenharia e Participacoes SA	4,246,653	8,864
	Grendene SA	4,621,697	8,834
	Banco Pan SA Preference Shares	4,597,091	8,703
	FII Iridium	400,000	8,634
*,1	Locaweb Servicos de Internet SA	5,872,294	8,516
	Odontoprev SA	4,035,370	8,285
	Alupar Investimento SA	1,553,867	8,260
*	M Dias Branco SA	1,655,945	7,928
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	1,140,486	7,841
*	SIMPAR SA	3,298,500	7,786
	Cia de Saneamento de Minas Gerais-COPASA	2,807,370	7,757
*	Aliansce Sonae Shopping Centers SA	1,788,722	7,634
*,1	Banco Inter SA Preference Shares	7,194,587	7,611
	CSN Mineracao SA	7,173,814	7,545
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	2,710,516	7,489
	Cia Brasileira de Distribuicao	1,817,883	7,475
	XP Log FII	375,000	7,430
*	CVC Brasil Operadora e Agencia de Viagens SA	2,749,577	7,375
		Shares	Market Value• ($000)
	Omega Energia SA	3,409,517	7,365
	Cia Energetica de Minas Gerais ADR	2,375,711	7,198
*	Cia Brasileira de Aluminio	2,065,085	7,159
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	3,266,142	6,963
*	Movida Participacoes SA	1,886,350	6,925
[2]	Braskem SA ADR	421,062	6,889
	AES Brasil Energia SA	3,041,204	6,797
	Qualicorp Consultoria e Corretora de Seguros SA	2,491,484	6,687
	Vivara Participacoes SA	1,270,700	6,539
*	Embraer SA ADR	571,713	6,500
*	Sendas Distribuidora SA ADR	417,218	6,500
*	Grupo SBF SA	1,292,568	6,309
*	TIM SA ADR	435,188	5,936
	JHSF Participacoes SA	4,370,400	5,799
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	997,000	5,687
	Randon SA Implementos e Participacoes Preference Shares	2,629,234	5,674
*	Smartfit Escola de Ginastica e Danca SA	1,521,000	5,522
	BR Properties SA	2,816,674	5,088
	Cia Ferro Ligas da Bahia - FERBASA Preference Shares	550,672	5,086
	Iochpe Maxion SA	1,870,049	5,042
*	Anima Holding SA	4,484,975	5,035
	Petroreconcavo SA	974,800	4,986
*	Infracommerce CXAAS SA	3,389,700	4,937
*	Grupo Mateus SA	5,135,408	4,913
	Fras-Le SA	2,148,572	4,807
	Enauta Participacoes SA	1,124,630	4,695

6

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Ambipar Participacoes e Empreendimentos SA	659,848	4,690
[2]	Centrais Eletricas Brasileiras SA ADR	542,798	4,500
	Ez Tec Empreendimentos e Participacoes SA	1,355,878	4,295
*	Marcopolo SA Preference Shares	7,929,831	4,283
	Taurus Armas SA Preference Shares	877,400	4,220
*	BK Brasil Operacao e Assessoria a Restaurantes SA	3,092,911	3,941
*	EcoRodovias Infraestrutura e Logistica SA	2,764,571	3,864
*	Lojas Quero Quero SA	2,219,561	3,861
*	Tupy SA	909,992	3,766
*	Boa Vista Servicos SA	2,308,360	3,749
*	Hidrovias do Brasil SA	5,523,700	3,564
*	Empreendimentos Pague Menos SA	2,110,700	3,467
	Blau Farmaceutica SA	609,500	3,070
	Usinas Siderurgicas de Minas Gerais SA Usiminas	1,436,600	3,057
	LOG Commercial Properties e Participacoes SA	620,218	3,002
	Cia Energetica de Minas Gerais	773,231	2,995
*	Iguatemi SA	4,236,074	2,979
*	Camil Alimentos SA	1,693,900	2,940
*	CM Hospitalar SA	988,700	2,940
*	Hospital Mater Dei SA	1,198,000	2,908
	Cia Paranaense de Energia	2,165,400	2,856
*	Oncoclinicas do Brasil Servicos Medicos SA	1,816,200	2,663
[2]	Centrais Eletricas Brasileiras SA ADR (XNYS)	313,592	2,653
		Shares	Market Value• ($000)
	Mahle-Metal Leve SA	525,673	2,632
[1]	Meliuz SA	6,617,450	2,516
	Direcional Engenharia SA	1,079,543	2,511
	Armac Locacao Logistica E Servicos SA	818,550	2,454
*	Multilaser Industrial SA	2,292,200	2,406
*	Sequoia Logistica e Transportes SA	1,057,600	2,291
*	Instituto Hermes Pardini SA	625,360	2,221
*	Guararapes Confeccoes SA	1,179,860	2,200
	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	2,008,764	1,983
	Bradespar SA	355,201	1,933
	Wiz Solucoes e Corretagem de Seguros SA	1,191,824	1,806
	Even Construtora e Incorporadora SA	1,539,310	1,666
*	C&A Modas Ltda	1,730,960	1,534
[2]	Cia Brasileira de Distribuicao ADR	354,344	1,481
[1]	Ser Educacional SA	760,628	1,440
*	Banco Inter SA Ordinary Shares	1,374,374	1,418
	MPM Corporeos SA	1,549,122	1,310
	Construtora Tenda SA	1,110,987	1,308
*,2	Getnet Adquirencia e Servicos para Meios de Pagamento SA ADR	443,045	611
*	Getnet Adquirencia e Servicos para Meios de Pagamento SA	415,805	280
	Telefonica Brasil SA ADR	22,466	238
*	Cshg Logistica-Fundo de Investimento Imobiliario-Fii Rights Exp. 5/2/22	66,436	47

7

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Gol Linhas Aereas Inteligentes SA Rights Exp. 5/13/22	528,471	2
*	Oi SA ADR	1	—
			6,439,982
Chile (0.6%)
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,604,061	119,069
	Banco de Chile	619,122,494	61,821
	Empresas Copec SA	6,809,341	50,066
	Falabella SA	11,174,936	31,385
	Cencosud SA	18,569,855	29,725
	Banco Santander Chile	586,589,795	28,223
	Cia Sud Americana de Vapores SA	247,541,332	27,983
[2]	Sociedad Quimica y Minera de Chile SA ADR	369,671	27,282
	Empresas CMPC SA	16,982,341	25,311
	Enel Americas SA	229,523,684	24,035
	Banco de Credito e Inversiones SA	706,512	21,864
	Banco Santander Chile ADR	752,638	14,631
	Sociedad Quimica y Minera de Chile SA Class A	195,279	13,680
	CAP SA	1,039,781	12,897
	Cia Cervecerias Unidas SA	1,855,819	12,405
	Quinenco SA	3,624,114	9,951
	Itau CorpBanca Chile SA	4,504,862,357	9,192
	Embotelladora Andina SA Preference Shares Class B	5,004,737	9,097
	Enel Chile SA	329,956,141	8,702
	Parque Arauco SA	9,262,547	7,779
	Colbun SA	100,182,068	7,158
	Cencosud Shopping SA	6,534,141	6,666
	Aguas Andinas SA Class A	37,741,645	6,639
	Empresa Nacional de Telecomunicaciones SA	1,780,527	6,504
	Vina Concha y Toro SA	3,403,013	4,988
[2]	Enel Americas SA ADR	771,420	4,104
		Shares	Market Value• ($000)
	Plaza SA	4,033,928	3,744
	SMU SA	39,524,631	3,682
	Engie Energia Chile SA	7,358,216	3,347
	Inversiones Aguas Metropolitanas SA	6,741,307	2,648
	SONDA SA	7,171,699	2,470
	Ripley Corp. SA	13,167,728	2,022
	Inversiones La Construccion SA	449,396	1,823
*	Salfacorp SA	4,524,748	1,380
[2]	Enel Chile SA ADR	588,006	788
			603,061
China (31.7%)
	Tencent Holdings Ltd.	84,554,144	3,984,604
*	Alibaba Group Holding Ltd.	200,742,928	2,448,600
*,1	Meituan Class B	54,859,782	1,175,448
	China Construction Bank Corp. Class H	1,311,211,103	934,106
*	JD.com Inc. Class A	21,822,643	680,398
	Industrial & Commercial Bank of China Ltd. Class H	1,126,518,614	679,073
	Ping An Insurance Group Co. of China Ltd. Class H	84,615,813	534,833
*	Baidu Inc. Class A	31,681,665	505,123
	Bank of China Ltd. Class H	1,076,027,735	422,215
	NetEase Inc.	21,259,411	407,230
	China Merchants Bank Co. Ltd. Class H	57,214,295	344,845
*,1	Wuxi Biologics Cayman Inc.	46,217,066	341,120
	BYD Co. Ltd. Class H	11,400,156	331,764
*	NIO Inc. ADR	18,345,126	306,364
*,1	Xiaomi Corp. Class B	186,728,000	284,263
	Li Ning Co. Ltd.	32,043,074	249,749
*	China Mengniu Dairy Co. Ltd.	43,465,920	234,587
*	Pinduoduo Inc. ADR	5,234,977	225,575
	Kweichow Moutai Co. Ltd. Class A (XSSC)	720,364	199,453
	China Petroleum & Chemical Corp. Class H	376,184,822	184,132

8

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*,1	Kuaishou Technology	22,510,000	183,812
	ANTA Sports Products Ltd.	15,949,805	183,303
*	Trip.com Group Ltd. ADR	7,500,809	177,394
	China Resources Land Ltd.	39,004,325	174,202
*	XPeng Inc. Class A ADR	6,858,875	168,797
	China Overseas Land & Investment Ltd.	54,172,341	167,354
	China Shenhua Energy Co. Ltd. Class H	47,161,860	150,675
	Agricultural Bank of China Ltd. Class H	396,634,343	148,762
	Shenzhou International Group Holdings Ltd.	10,688,841	145,037
	ENN Energy Holdings Ltd.	10,731,055	143,743
	China Life Insurance Co. Ltd. Class H	95,791,734	139,202
	Sunny Optical Technology Group Co. Ltd.	9,217,075	134,329
	Kweichow Moutai Co. Ltd. Class A (XSHG)	472,576	130,846
	China Resources Beer Holdings Co. Ltd.	22,250,124	130,694
[1,2]	Nongfu Spring Co. Ltd. Class H	24,623,600	130,306
	PetroChina Co. Ltd. Class H	272,530,227	129,368
[1]	Longfor Group Holdings Ltd.	26,046,601	128,998
*	Li Auto Inc. ADR	5,582,950	125,226
	CSPC Pharmaceutical Group Ltd.	118,844,529	121,500
	Geely Automobile Holdings Ltd.	76,243,743	117,887
	Haier Smart Home Co. Ltd. Class H	33,306,255	117,664
[1]	Postal Savings Bank of China Co. Ltd. Class H	151,622,010	114,957
	Zijin Mining Group Co. Ltd. Class H	77,159,097	112,352
	Country Garden Services Holdings Co. Ltd.	25,771,331	108,620
		Shares	Market Value• ($000)
	PICC Property & Casualty Co. Ltd. Class H	95,530,207	97,710
*	Kanzhun Ltd. ADR	4,124,474	97,049
	CITIC Securities Co. Ltd. Class H	42,921,438	94,304
	Anhui Conch Cement Co. Ltd. Class H	17,009,135	92,428
	Huazhu Group Ltd. ADR (XNGS)	3,045,945	92,109
	China Pacific Insurance Group Co. Ltd. Class H	41,337,192	91,643
	China Longyuan Power Group Corp. Ltd. Class H	47,381,493	91,390
	Xinyi Solar Holdings Ltd.	59,640,000	88,650
*	COSCO SHIPPING Holdings Co. Ltd. Class H	56,934,605	88,577
*	Bilibili Inc.	3,397,948	82,736
[1]	China Tower Corp. Ltd. Class H	665,322,936	77,649
	Country Garden Holdings Co. Ltd.	110,946,469	76,739
[2]	Yankuang Energy Group Co. Ltd. Class H	26,868,023	75,799
*	Kingdee International Software Group Co. Ltd.	36,351,284	74,178
	China National Building Material Co. Ltd. Class H	54,919,473	73,088
	Sino Biopharmaceutical Ltd.	138,583,444	72,691
	CITIC Ltd.	69,495,026	71,893
	Bank of Communications Co. Ltd. Class H	102,735,609	71,493
	Great Wall Motor Co. Ltd. Class H	50,781,875	71,116
	Ping An Insurance Group Co. of China Ltd. Class A	9,891,000	66,450
*,2	DiDi Global Inc. ADR	34,913,024	65,636
*,1	JD Health International Inc.	10,345,740	64,496
	China Vanke Co. Ltd. Class H	26,815,800	63,232

9

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Wuliangye Yibin Co. Ltd. Class A (XSHE)	2,577,798	62,999
	Zhongsheng Group Holdings Ltd.	9,357,406	61,832
	China Conch Venture Holdings Ltd.	23,278,018	60,448
*,1	Innovent Biologics Inc.	18,622,320	57,756
	Contemporary Amperex Technology Co. Ltd. Class A (XSEC)	935,944	57,218
	China CITIC Bank Corp. Ltd. Class H	111,435,476	56,637
	WuXi AppTec Co. Ltd. Class A (XSSC)	3,567,406	55,454
	Guangdong Investment Ltd.	41,456,021	53,078
[1,2]	Smoore International Holdings Ltd.	24,749,000	51,758
	China Gas Holdings Ltd.	41,911,293	51,089
	ZTO Express Cayman Inc.	1,839,634	50,634
*	GDS Holdings Ltd. Class A	12,584,252	50,547
	China Resources Power Holdings Co. Ltd.	26,505,149	49,838
*,1	JD Logistics Inc.	24,084,746	49,631
	China Merchants Bank Co. Ltd. Class A (XSSC)	8,163,249	49,204
*	Full Truck Alliance Co. Ltd. ADR	7,986,921	48,161
	China Resources Gas Group Ltd.	12,788,405	48,051
	Tsingtao Brewery Co. Ltd.	5,802,736	46,980
	Kingboard Holdings Ltd.	10,419,108	46,908
[1]	China International Capital Corp. Ltd. Class H	23,370,340	46,843
*	Vipshop Holdings Ltd. ADR	6,100,894	46,733
	Hengan International Group Co. Ltd.	9,841,026	46,507
*	KE Holdings Inc. ADR	3,268,343	46,345
		Shares	Market Value• ($000)
*,1,2	Pop Mart International Group Ltd.	10,093,800	45,668
	China Tourism Group Duty Free Corp. Ltd. Class A (XSSC)	1,672,122	45,508
[1]	CGN Power Co. Ltd. Class H	161,469,514	45,374
	China Railway Group Ltd. Class H	64,026,604	44,842
	China Merchants Bank Co. Ltd. Class A (XSHG)	7,295,229	43,972
	Lufax Holding Ltd. ADR	7,807,216	43,330
	Kunlun Energy Co. Ltd.	52,068,541	43,211
	Industrial Bank Co. Ltd. Class A (XSSC)	13,893,265	42,848
	Guangzhou Automobile Group Co. Ltd. Class H	49,832,820	42,253
	Sinopharm Group Co. Ltd. Class H	17,864,225	41,109
	Industrial & Commercial Bank of China Ltd. Class A (XSSC)	56,556,776	40,922
	Haitong Securities Co. Ltd. Class H	56,526,470	39,477
	GF Securities Co. Ltd. Class A	16,387,355	39,449
[1]	China Resources Mixc Lifestyle Services Ltd.	8,204,600	39,417
	China Yangtze Power Co. Ltd. Class A (XSSC)	11,353,098	39,025
*	Genscript Biotech Corp.	13,734,320	38,794
	Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSSC)	3,122,074	38,395
	China Minsheng Banking Corp. Ltd. Class H	100,677,094	38,176
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	623,400	38,111
	China Hongqiao Group Ltd.	30,622,000	38,101

10

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	People's Insurance Co. Group of China Ltd. Class H	119,565,422	38,088
*	Alibaba Health Information Technology Ltd.	66,802,112	37,638
	China Power International Development Ltd.	77,167,063	37,312
	Kingsoft Corp. Ltd.	12,293,878	36,894
*,1,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	10,566,093	36,330
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A (XSHG)	878,326	36,168
	LONGi Green Energy Technology Co. Ltd. Class A (XSSC)	3,565,601	36,166
	China Merchants Port Holdings Co. Ltd.	20,564,671	35,902
	BYD Co. Ltd. Class A (XSHE)	984,548	35,829
	BYD Co. Ltd. Class A (XSEC)	977,469	35,571
	China Yangtze Power Co. Ltd. Class A (XSHG)	10,284,791	35,352
[1]	China Feihe Ltd.	37,107,000	35,280
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	33,063,044	35,224
	Zhuzhou CRRC Times Electric Co. Ltd.	8,911,979	35,035
*	Tencent Music Entertainment Group ADR	8,241,725	35,027
	Wanhua Chemical Group Co. Ltd. Class A	2,970,567	34,858
[1]	WuXi AppTec Co. Ltd. Class H	2,507,519	34,107
	Fosun International Ltd.	32,257,125	33,996
	New China Life Insurance Co. Ltd. Class H	13,328,212	33,770
*	Zai Lab Ltd. ADR	845,052	33,768
*	Daqo New Energy Corp. ADR	781,232	32,476
		Shares	Market Value• ($000)
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (XSEC)	685,171	32,396
	China State Construction International Holdings Ltd.	25,018,728	32,290
	Agricultural Bank of China Ltd. Class A (XSSC)	69,117,295	32,037
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	7,304,109	31,248
	Weichai Power Co. Ltd. Class H	22,234,294	31,059
	China Galaxy Securities Co. Ltd. Class H	56,496,875	30,730
	Luzhou Laojiao Co. Ltd. Class A (XSHE)	960,199	30,472
[1]	Ganfeng Lithium Co. Ltd. Class H	2,544,200	30,452
	Ping An Bank Co. Ltd. Class A (XSHE)	13,170,704	30,446
	Fuyao Glass Industry Group Co. Ltd. Class A (XSHG)	5,662,132	30,299
	Dongfeng Motor Group Co. Ltd. Class H	41,313,430	30,138
	China Everbright Environment Group Ltd.	51,159,203	30,029
	China Oilfield Services Ltd. Class H	29,132,348	29,825
	Huaneng Power International Inc. Class H	59,106,822	29,692
	JOYY Inc. ADR	748,498	29,618
	China Jinmao Holdings Group Ltd.	89,513,771	29,419
	Jiangxi Copper Co. Ltd. Class H	18,786,722	29,387
[1,2]	Haidilao International Holding Ltd.	15,125,000	29,358
	Muyuan Foods Co. Ltd. Class A (XSHE)	3,651,331	28,653

11

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Anhui Gujing Distillery Co. Ltd. Class B	2,109,008	28,060
*	Aluminum Corp. of China Ltd. Class H	60,709,237	27,840
	360 DigiTech Inc. ADR	1,915,497	27,641
	Aier Eye Hospital Group Co. Ltd. Class A	5,087,043	27,456
*,1	Hua Hong Semiconductor Ltd.	7,058,606	27,410
	Wuliangye Yibin Co. Ltd. Class A (XSEC)	1,107,662	27,070
	Far East Horizon Ltd.	33,115,130	27,011
	China State Construction Engineering Corp. Ltd. Class A (XSSC)	28,227,970	26,802
*	Chinasoft International Ltd.	33,091,155	26,775
[2,3]	Sunac China Holdings Ltd.	45,814,020	26,740
	Luxshare Precision Industry Co. Ltd. Class A (XSHE)	5,739,683	26,618
[1]	Huatai Securities Co. Ltd. Class H	19,132,408	26,296
	China Resources Cement Holdings Ltd.	31,403,076	26,056
	China Molybdenum Co. Ltd. Class H	52,286,171	26,002
	Shanghai Pudong Development Bank Co. Ltd. Class A (XSSC)	21,200,831	25,766
*,2	JinkoSolar Holding Co. Ltd. ADR	501,555	25,710
[2]	CIFI Holdings Group Co. Ltd.	53,264,741	25,621
	East Money Information Co. Ltd. Class A (XSEC)	7,500,843	25,577
	China Coal Energy Co. Ltd. Class H	30,263,653	25,478
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A (XSHE)	1,063,741	25,464
		Shares	Market Value• ($000)
	Beijing Enterprises Water Group Ltd.	78,472,691	25,385
	China Medical System Holdings Ltd.	17,575,584	25,164
	Bank of Ningbo Co. Ltd. Class A (XSHE)	4,560,377	24,912
	Beijing Enterprises Holdings Ltd.	7,351,767	24,854
*,2	51job Inc. ADR	398,785	24,266
	Agricultural Bank of China Ltd. Class A (XSHG)	52,073,300	24,137
*	New Oriental Education & Technology Group Inc. ADR	1,914,736	24,030
*,1	China Literature Ltd.	5,703,764	23,968
	China Taiping Insurance Holdings Co. Ltd.	20,732,400	23,703
	Shanghai Baosight Software Co. Ltd. Class B	6,445,163	23,648
[2]	Flat Glass Group Co. Ltd. Class H	6,600,000	23,600
[2]	Xtep International Holdings Ltd.	16,127,791	23,463
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSSC)	4,027,792	23,411
[1]	Hygeia Healthcare Holdings Co. Ltd.	4,777,084	23,085
	Poly Developments & Holdings Group Co. Ltd. Class A (XSSC)	8,372,870	23,056
	Kingboard Laminates Holdings Ltd.	15,004,799	23,017
*	Weibo Corp. ADR	982,746	22,741
[1]	Hansoh Pharmaceutical Group Co. Ltd.	13,805,000	22,739
	Bank of Communications Co. Ltd. Class A (XSSC)	29,278,439	22,492
	China Overseas Property Holdings Ltd.	18,962,311	22,446

12

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (XSHE)	466,287	22,047
[2]	BYD Electronic International Co. Ltd.	10,954,029	21,835
	CRRC Corp. Ltd. Class H	58,211,000	21,596
*	Tongcheng Travel Holdings Ltd.	12,244,400	21,591
	Autohome Inc. ADR	741,445	21,554
	Chongqing Zhifei Biological Products Co. Ltd. Class A	1,509,351	21,551
	ZTE Corp. Class H	10,226,439	21,472
	Shenzhen Inovance Technology Co. Ltd. Class A	2,457,728	21,301
	Zijin Mining Group Co. Ltd. Class A (XSSC)	12,755,600	21,170
*	TAL Education Group ADR	6,239,297	21,151
[1]	Yadea Group Holdings Ltd.	14,000,000	21,102
	China Three Gorges Renewables Group Co. Ltd. Class A	23,926,300	20,993
*,2	RLX Technology Inc. ADR	10,326,784	20,963
	China Vanke Co. Ltd. Class A (XSHE)	7,134,297	20,960
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	2,927,200	20,775
	China Cinda Asset Management Co. Ltd. Class H	122,913,276	20,726
	China Meidong Auto Holdings Ltd.	6,240,521	20,540
*	SF Holding Co. Ltd. Class A (XSEC)	2,651,179	20,506
[1,2]	Jiumaojiu International Holdings Ltd.	9,283,000	20,423
	TravelSky Technology Ltd. Class H	13,396,867	20,232
		Shares	Market Value• ($000)
	Haitian International Holdings Ltd.	8,203,180	20,192
	Nine Dragons Paper Holdings Ltd.	22,694,910	20,043
	Tongwei Co. Ltd. Class A (XSSC)	3,247,185	20,010
	Greentown China Holdings Ltd.	11,381,719	19,987
*	China Conch Environment Protection Holdings Ltd.	23,014,518	19,709
	Yangzijiang Shipbuilding Holdings Ltd.	29,935,498	19,531
	COSCO SHIPPING Ports Ltd.	27,357,359	19,507
[1]	Topsports International Holdings Ltd.	25,398,000	19,426
	Bank of China Ltd. Class A (XSSC)	39,685,200	19,415
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	11,899,426	19,241
	Jiangsu Expressway Co. Ltd. Class H	19,426,976	19,193
	Shandong Gold Mining Co. Ltd. Class A (XSSC)	6,572,346	19,150
	Hangzhou Tigermed Consulting Co. Ltd. Class A	1,420,834	19,095
	Dongyue Group Ltd.	16,181,339	19,050
*,2	Yihai International Holding Ltd.	6,760,648	19,032
	Bosideng International Holdings Ltd.	38,045,764	18,976
	Haier Smart Home Co. Ltd. Class A (XSSC)	4,850,507	18,872
	Yuexiu Property Co. Ltd.	18,125,332	18,860
	Inner Mongolia Yitai Coal Co. Ltd. Class B	14,059,496	18,853
	AviChina Industry & Technology Co. Ltd. Class H	34,473,476	18,704
	Shougang Fushan Resources Group Ltd.	49,202,000	18,385

13

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	26,211,542	18,182
[2]	Hopson Development Holdings Ltd.	9,408,227	18,140
*,2	Canadian Solar Inc.	650,882	17,912
	Industrial Bank Co. Ltd. Class A (XSHG)	5,785,401	17,843
	CRRC Corp. Ltd. Class A	23,269,989	17,759
	Pharmaron Beijing Co. Ltd. Class A (XSEC)	938,271	17,752
	Zijin Mining Group Co. Ltd. Class A (XSHG)	10,475,800	17,386
*	Zhejiang Expressway Co. Ltd. Class H	21,067,477	17,368
*,1,2,3	Evergrande Property Services Group Ltd.	59,237,000	17,363
	Eve Energy Co. Ltd. Class A	1,761,838	17,247
	Jiangsu Hengrui Medicine Co. Ltd. Class A (XSSC)	3,870,843	17,245
[1,2]	China Merchants Securities Co. Ltd. Class H	16,403,856	16,966
	China Traditional Chinese Medicine Holdings Co. Ltd.	34,810,802	16,961
	JA Solar Technology Co. Ltd. Class A (XSHE)	1,376,600	16,803
	China Shenhua Energy Co. Ltd. Class A (XSSC)	3,604,848	16,762
	LONGi Green Energy Technology Co. Ltd. Class A (XSHG)	1,640,729	16,642
*	Yunnan Energy New Material Co. Ltd. (XSHE)	543,035	16,539
*,2	China Southern Airlines Co. Ltd. Class H	29,427,638	16,435
	China Lesso Group Holdings Ltd.	13,141,317	16,434
*	Air China Ltd. Class H	24,241,808	16,340
		Shares	Market Value• ($000)
	Ganfeng Lithium Co. Ltd. Class A (XSHE)	981,450	16,277
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSSC)	352,606	16,249
	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	11,400,690	16,204
*,1,2	Weimob Inc.	27,506,000	16,119
	Huatai Securities Co. Ltd. Class A (XSSC)	7,927,031	15,898
	China CITIC Bank Corp. Ltd. Class A (XSSC)	20,881,066	15,881
	China Communications Services Corp. Ltd. Class H	34,744,821	15,824
*	Alibaba Pictures Group Ltd.	186,929,250	15,773
	Guotai Junan Securities Co. Ltd. Class A (XSHG)	7,178,500	15,768
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	17,172,573	15,699
	Tsingtao Brewery Co. Ltd. Class A (XSHG)	1,201,551	15,617
	China Shenhua Energy Co. Ltd. Class A (XSHG)	3,351,530	15,584
	Orient Securities Co. Ltd. Class A (XSSC)	11,237,977	15,428
[1]	Dali Foods Group Co. Ltd.	29,994,048	15,264
*,1,2	Haichang Ocean Park Holdings Ltd.	22,619,000	15,144
*,2	iQIYI Inc. ADR	4,219,062	15,020
*	SF Holding Co. Ltd. Class A (XSHE)	1,941,124	15,014
	China Life Insurance Co. Ltd. Class A	3,900,190	14,957
	China Water Affairs Group Ltd.	13,590,149	14,921
[1]	CSC Financial Co. Ltd. Class H	16,149,000	14,868

14

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Shenzhen International Holdings Ltd.	13,847,978	14,831
*	Brilliance China Automotive Holdings Ltd.	19,850,559	14,829
	East Money Information Co. Ltd. Class A (XSHE)	4,329,443	14,763
	SAIC Motor Corp. Ltd. Class A (XSSC)	6,056,213	14,550
	China Everbright Bank Co. Ltd. Class H	40,086,956	14,522
[2]	Jinke Smart Services Group Co. Ltd. Class H	4,420,200	14,392
*	Tianqi Lithium Corp. Class A (XSHE)	1,252,687	14,278
	Zhaojin Mining Industry Co. Ltd. Class H	14,957,167	14,218
	China Everbright Bank Co. Ltd. Class A (XSSC)	29,329,594	14,145
*	Beijing Capital International Airport Co. Ltd. Class H	25,830,447	14,111
	China Suntien Green Energy Corp. Ltd. Class H	24,851,823	14,029
	BOE Technology Group Co. Ltd. Class B (XSHE)	29,310,189	13,918
	WuXi AppTec Co. Ltd. Class A (XSHG)	886,346	13,778
	NARI Technology Co. Ltd. Class A (XSHG)	2,837,308	13,641
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	25,886,261	13,581
	China Petroleum & Chemical Corp. Class A	20,639,101	13,515
*,1	3SBio Inc.	19,072,586	13,456
	Luzhou Laojiao Co. Ltd. Class A (XSEC)	423,000	13,424
*,1	Jinxin Fertility Group Ltd.	21,387,000	13,405
		Shares	Market Value• ($000)
*,1,2	Ping An Healthcare & Technology Co. Ltd.	5,443,595	13,398
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSHE)	5,633,030	13,386
	Sungrow Power Supply Co. Ltd. Class A	1,407,192	13,311
	China United Network Communications Ltd. Class A	24,896,044	13,261
	Shaanxi Coal Industry Co. Ltd. Class A (XSHG)	5,067,134	13,199
	Sany Heavy Equipment International Holdings Co. Ltd.	14,003,954	13,193
[2]	Poly Property Services Co. Ltd. Class H	1,979,800	13,155
	Greentown Service Group Co. Ltd.	13,177,893	13,119
*	Seazen Group Ltd.	30,960,101	13,077
	Hollysys Automation Technologies Ltd.	847,650	13,054
	China Construction Bank Corp. Class A (XSSC)	14,229,410	13,053
	Xinyi Energy Holdings Ltd.	24,372,000	13,037
*	Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,791,263	12,979
	Foxconn Industrial Internet Co. Ltd. Class A (XSSC)	8,960,900	12,880
[2]	COSCO SHIPPING Development Co. Ltd. Class H	65,268,529	12,794
*,1,2	Akeso Inc.	6,834,000	12,749
	C&D International Investment Group Ltd.	5,193,000	12,745
*,1,2	Linklogis Inc. Class B	13,351,500	12,739
	Grand Pharmaceutical Group Ltd.	20,794,210	12,738

15

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	21,772,532	12,731
	CSC Financial Co. Ltd. Class A	3,917,310	12,680
	Chongqing Rural Commercial Bank Co. Ltd. Class H	32,582,539	12,652
[1]	China Resources Pharmaceutical Group Ltd.	23,984,126	12,639
	NAURA Technology Group Co. Ltd. Class A (XSHE)	353,300	12,599
*,1,2	CanSino Biologics Inc. Class H	1,183,000	12,553
*	COFCO Joycome Foods Ltd.	30,816,000	12,538
	China Yongda Automobiles Services Holdings Ltd.	13,477,652	12,498
*,2	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	4,269,000	12,480
	Imeik Technology Development Co. Ltd. Class A (XSHE)	156,160	12,150
	GoerTek Inc. Class A (XSHE)	2,299,204	12,097
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSHG)	2,076,762	12,071
	CIFI Ever Sunshine Services Group Ltd.	9,102,000	12,055
[1]	China Railway Signal & Communication Corp. Ltd. Class H	35,885,798	12,035
	China Datang Corp. Renewable Power Co. Ltd. Class H	31,736,000	11,997
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSSC)	2,518,440	11,960
*,1	InnoCare Pharma Ltd.	8,633,000	11,951
		Shares	Market Value• ($000)
	Ping An Bank Co. Ltd. Class A (XSEC)	5,130,300	11,860
*	Yangzijiang Financial Holding Pte. Ltd.	29,935,498	11,797
	Metallurgical Corp. of China Ltd. Class H	45,755,885	11,714
	Walvax Biotechnology Co. Ltd. Class A	1,455,557	11,692
	Beijing Kingsoft Office Software Inc. Class A (XSHG)	410,349	11,657
	Wingtech Technology Co. Ltd. Class A	1,182,931	11,640
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A (XSSC)	282,520	11,634
[2]	China Everbright Ltd.	12,140,100	11,633
	NARI Technology Co. Ltd. Class A (XSSC)	2,398,968	11,534
[2,3]	Shimao Group Holdings Ltd.	20,458,923	11,524
	Unigroup Guoxin Microelectronics Co. Ltd. Class A (XSHE)	416,693	11,513
	Citic Pacific Special Steel Group Co. Ltd. Class A (XSHE)	4,224,654	11,477
	Bank of Nanjing Co. Ltd. Class A (XSSC)	6,529,668	11,431
	Zhejiang Huayou Cobalt Co. Ltd. Class A (XSHG)	924,837	11,423
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	60,990,131	11,411
	Sinotruk Hong Kong Ltd.	9,418,967	11,392
	Hello Group Inc. ADR	2,133,324	11,349
[2]	Xinte Energy Co. Ltd. Class H	5,217,600	11,334
	CITIC Securities Co. Ltd. Class A (XSSC)	3,800,980	11,240
*,2	Differ Group Holding Co. Ltd.	42,926,000	11,220

16

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Sinopec Engineering Group Co. Ltd. Class H	21,432,064	11,199
	PetroChina Co. Ltd. Class A	13,698,790	11,103
	Henan Shuanghui Investment & Development Co. Ltd. Class A (XSHE)	2,445,776	10,990
	Sany Heavy Industry Co. Ltd. Class A (XSSC)	4,399,964	10,948
	Baoshan Iron & Steel Co. Ltd. Class A (XSHG)	11,232,494	10,931
	Chongqing Changan Automobile Co. Ltd. Class B	23,433,947	10,925
	Anhui Conch Cement Co. Ltd. Class A (XSHG)	1,804,757	10,905
*	Fufeng Group Ltd.	21,675,495	10,859
	Shenwan Hongyuan Group Co. Ltd. Class A (XSHE)	17,517,981	10,799
[2]	China International Marine Containers Group Co. Ltd. Class H	7,775,578	10,694
*,2	Ming Yuan Cloud Group Holdings Ltd.	8,197,000	10,646
	Yuexiu REIT	26,510,690	10,589
	China State Construction Engineering Corp. Ltd. Class A (XSHG)	11,054,560	10,496
	Anhui Conch Cement Co. Ltd. Class A (XSSC)	1,712,561	10,348
	Muyuan Foods Co. Ltd. Class A (XSEC)	1,308,467	10,268
[2,3]	China Evergrande Group	48,775,057	10,256
	Will Semiconductor Co. Ltd. Shanghai Class A (XSHG)	453,700	10,231
	China National Nuclear Power Co. Ltd. Class A (XSHG)	9,441,847	10,121
		Shares	Market Value• ($000)
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSHG)	219,475	10,114
[1]	BAIC Motor Corp. Ltd. Class H	32,381,593	10,112
*,2	Golden Solar New Energy Technology Holdings Ltd.	10,484,000	10,105
	Shanghai Industrial Holdings Ltd.	6,830,289	10,061
	Fu Shou Yuan International Group Ltd.	14,557,913	10,054
	CITIC Securities Co. Ltd. Class A (XSHG)	3,382,863	10,004
	SSY Group Ltd.	20,337,775	9,990
	China Overseas Grand Oceans Group Ltd.	17,149,142	9,982
	Guangdong Haid Group Co. Ltd. Class A (XSHE)	1,070,667	9,978
*	Skyworth Group Ltd.	19,047,212	9,972
	Sany Heavy Industry Co. Ltd. Class A (XSHG)	3,996,579	9,944
*	Vnet Group Inc. ADR	1,659,520	9,907
	Angang Steel Co. Ltd. Class H	22,522,652	9,852
	Jiangsu Hengrui Medicine Co. Ltd. Class A (XSHG)	2,189,399	9,754
	Lao Feng Xiang Co. Ltd. Class B	3,031,352	9,744
	China Education Group Holdings Ltd.	11,386,724	9,704
	Shenzhen Expressway Corp. Ltd. Class H	9,431,170	9,699
	Sinotrans Ltd. Class H	32,010,836	9,674
*,2	China Eastern Airlines Corp. Ltd. Class H	28,721,558	9,672
*,1,2	Kintor Pharmaceutical Ltd.	3,373,500	9,665
	Daqin Railway Co. Ltd. Class A (XSSC)	9,556,460	9,637

17

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Shenzhen Transsion Holdings Co. Ltd. Class A	754,936	9,620
	China Minsheng Banking Corp. Ltd. Class A (XSSC)	17,167,854	9,619
*,1,2	New Horizon Health Ltd.	4,463,500	9,584
	Bank of Shanghai Co. Ltd. Class A (XSHG)	9,736,861	9,560
	Weichai Power Co. Ltd. Class A (XSHE)	5,641,378	9,478
	Shanghai Electric Group Co. Ltd. Class H	38,897,315	9,471
*	Advanced Micro-Fabrication Equipment Inc. China Class A	592,935	9,336
[2]	Agile Group Holdings Ltd.	19,461,226	9,320
	Montage Technology Co. Ltd. Class A	1,063,994	9,302
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A (XSHE)	1,584,800	9,269
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,224,592	9,268
[1,2]	Blue Moon Group Holdings Ltd.	11,847,500	9,255
	SG Micro Corp. Class A	220,494	9,243
[2]	CIMC Enric Holdings Ltd.	8,797,019	9,229
	China Risun Group Ltd.	18,238,000	9,182
	Bank of Ningbo Co. Ltd. Class A (XSEC)	1,677,470	9,164
	BOE Technology Group Co. Ltd. Class A (XSHE)	15,937,654	9,132
[2]	Sihuan Pharmaceutical Holdings Group Ltd.	57,487,595	9,074
	Yunnan Baiyao Group Co. Ltd. Class A (XSHE)	786,592	9,064
		Shares	Market Value• ($000)
*	Noah Holdings Ltd. ADR	502,080	9,022
	Focus Media Information Technology Co. Ltd. Class A (XSHE)	10,249,831	9,001
*	Lifetech Scientific Corp.	31,957,059	8,910
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A (XSEC)	371,209	8,886
	Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSHG)	713,919	8,780
	Zhongyu Energy Holdings Ltd.	9,985,000	8,770
	China Oriental Group Co. Ltd.	33,037,736	8,741
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A (XSEC)	1,485,600	8,689
*,1,2	Remegen Co. Ltd. Class H	2,077,500	8,680
[1]	Legend Holdings Corp. Class H	7,299,914	8,637
[1]	Genertec Universal Medical Group Co. Ltd.	13,417,168	8,620
	China BlueChemical Ltd. Class H	25,064,568	8,616
*	Chongqing Brewery Co. Ltd. Class A	455,751	8,608
*,1,2	Alphamab Oncology	8,512,000	8,600
	Digital China Holdings Ltd.	18,155,894	8,541
	Poly Developments & Holdings Group Co. Ltd. Class A (XSHG)	3,092,252	8,515
	Huaxia Bank Co. Ltd. Class A (XSSC)	10,286,640	8,480
[1]	Guotai Junan Securities Co. Ltd. Class H	6,564,936	8,471
	Gemdale Properties & Investment Corp. Ltd.	79,762,000	8,460

18

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Power Construction Corp. of China Ltd. Class A (XSSC)	7,234,508	8,436
*,1,2	Luye Pharma Group Ltd.	27,009,456	8,425
*	Shanghai International Airport Co. Ltd. Class A (XSSC)	1,126,967	8,390
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	4,192,192	8,341
	Tsingtao Brewery Co. Ltd. Class A (XSSC)	641,386	8,336
	AECC Aviation Power Co. Ltd. Class A (XSSC)	1,448,466	8,247
	SAIC Motor Corp. Ltd. Class A (XSHG)	3,428,865	8,238
	China Reinsurance Group Corp. Class H	94,101,940	8,205
[2]	Tianneng Power International Ltd.	9,842,156	8,200
*,2	GOME Retail Holdings Ltd.	169,020,708	8,187
	Suzhou Maxwell Technologies Co. Ltd. Class A	162,116	8,160
[2]	Guangzhou R&F Properties Co. Ltd. Class H	21,911,136	8,134
[1,2]	A-Living Smart City Services Co. Ltd.	5,136,913	8,124
	Yealink Network Technology Corp. Ltd. Class A (XSHE)	691,917	8,118
	Sanan Optoelectronics Co. Ltd. Class A (XSSC)	2,937,042	8,040
*,2	XD Inc.	3,058,400	7,997
	Huadong Medicine Co. Ltd. Class A (XSHE)	1,557,247	7,994
	Sino-Ocean Group Holding Ltd.	42,225,589	7,974
	Bank of Beijing Co. Ltd. Class A (XSSC)	11,518,773	7,963
	CSG Holding Co. Ltd. Class B	21,976,223	7,952
		Shares	Market Value• ($000)
	Yanlord Land Group Ltd.	9,048,560	7,928
*,2	China Ruyi Holdings Ltd.	32,990,709	7,907
	ZTE Corp. Class A (XSEC)	2,176,074	7,902
*	Maxscend Microelectronics Co. Ltd. Class A	283,248	7,873
	Trina Solar Co. Ltd. Class A (XSHG)	1,030,914	7,849
	Lonking Holdings Ltd.	28,401,868	7,841
	Hengli Petrochemical Co. Ltd. Class A (XSHG)	2,481,850	7,811
	China National Chemical Engineering Co. Ltd. Class A	5,677,522	7,792
	FinVolution Group ADR	2,070,764	7,786
*,2	China Dili Group	32,385,940	7,713
	Gigadevice Semiconductor Beijing Inc. Class A (XSSC)	410,489	7,640
	NetDragon Websoft Holdings Ltd.	3,821,138	7,638
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,101,739	7,627
[2]	Huadian Power International Corp. Ltd. Class H	21,811,909	7,570
	Datang International Power Generation Co. Ltd. Class H	47,002,046	7,560
[3]	Shanghai Jin Jiang Capital Co. Ltd. Class H	19,073,780	7,553
	PAX Global Technology Ltd.	8,704,436	7,504
	Iflytek Co. Ltd. Class A (XSHE)	1,338,959	7,435
	Weichai Power Co. Ltd. Class A (XSEC)	4,423,500	7,432
[1]	Hangzhou Tigermed Consulting Co. Ltd. Class H	763,200	7,397

19

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Mango Excellent Media Co. Ltd. Class A (XSHE)	1,372,130	7,371
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSSC)	26,036,625	7,362
*,1,2	Zhou Hei Ya International Holdings Co. Ltd.	14,251,904	7,335
[2]	MINISO Group Holding Ltd. ADR	996,221	7,322
	Shanghai Pudong Development Bank Co. Ltd. Class A (XSHG)	6,018,977	7,315
*,1,2	Venus MedTech Hangzhou Inc. Class H	3,983,500	7,313
	Poly Property Group Co. Ltd.	29,000,038	7,286
	Lens Technology Co. Ltd. Class A	4,752,454	7,253
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	296,786	7,243
*	Guangzhou Tinci Materials Technology Co. Ltd. Class A (XSHE)	644,229	7,227
[2]	Shenzhen Investment Ltd.	33,465,262	7,220
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSHG)	1,115,500	7,214
	Shenwan Hongyuan Group Co. Ltd. Class A (XSEC)	11,680,174	7,200
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,664,608	7,194
	Shede Spirits Co. Ltd. Class A	323,552	7,150
	China Railway Group Ltd. Class A (XSHG)	6,639,029	7,118
	StarPower Semiconductor Ltd. Class A (XSHG)	137,300	7,072
[1,2]	Simcere Pharmaceutical Group Ltd.	6,633,000	7,070
		Shares	Market Value• ($000)
*	Shanghai Putailai New Energy Technology Co. Ltd. Class A (XSSC)	397,315	7,049
	SDIC Power Holdings Co. Ltd. Class A (XSSC)	4,812,507	7,045
*,2	Tuya Inc. ADR	2,836,254	7,034
	Trina Solar Co. Ltd. Class A (XSSC)	922,767	6,999
*	China Southern Airlines Co. Ltd. Class A	7,124,155	6,999
	Fuyao Glass Industry Group Co. Ltd. Class A (XSSC)	1,297,713	6,944
*	360 Security Technology Inc. Class A (XSSC)	5,601,095	6,899
	China Zhenhua Group Science & Technology Co. Ltd. Class A (XSHE)	432,542	6,882
*	Air China Ltd. Class A (XSHG)	4,814,714	6,863
	Gemdale Corp. Class A (XSSC)	3,158,608	6,857
	China CSSC Holdings Ltd. Class A (XSSC)	2,886,329	6,830
[2]	Sun Art Retail Group Ltd.	21,936,000	6,809
	CGN New Energy Holdings Co. Ltd.	15,546,000	6,803
*,2	Yeahka Ltd.	2,612,400	6,796
	China Resources Microelectronics Ltd. Class A	928,506	6,772
	ZTE Corp. Class A (XSHE)	1,857,365	6,745
	Hangzhou Steam Turbine Co. Ltd. Class B	3,920,682	6,713
*	Dada Nexus Ltd. ADR	879,876	6,713
	China Jushi Co. Ltd. Class A (XSSC)	2,826,619	6,690
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	2,591,825	6,686

20

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Bloomage Biotechnology Corp. Ltd. Class A	327,308	6,666
	Baoshan Iron & Steel Co. Ltd. Class A (XSSC)	6,846,784	6,663
*	Aluminum Corp. of China Ltd. Class A	9,376,800	6,656
	Bank of Hangzhou Co. Ltd. Class A (XSSC)	2,885,351	6,646
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,022,399	6,612
	Weifu High-Technology Group Co. Ltd. Class B	3,239,449	6,611
	Ginlong Technologies Co. Ltd. Class A	227,250	6,583
	China Pacific Insurance Group Co. Ltd. Class A (XSHG)	2,074,093	6,503
*	Yunnan Yuntianhua Co. Ltd. Class A	1,806,500	6,500
	TCL Technology Group Corp. Class A (XSHE)	10,334,722	6,496
	Everbright Securities Co. Ltd. Class A (XSSC)	3,781,910	6,484
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (XSHG)	1,426,263	6,481
	Seazen Holdings Co. Ltd. Class A (XSHG)	1,532,273	6,428
	Zhejiang NHU Co. Ltd. Class A (XSSC)	1,588,412	6,425
	Shanghai International Port Group Co. Ltd. Class A (XSSC)	7,164,734	6,415
	Tong Ren Tang Technologies Co. Ltd. Class H	8,420,132	6,408
	Changchun High & New Technology Industry Group Inc. Class A (XSHE)	270,268	6,395
		Shares	Market Value• ($000)
*	Amlogic Shanghai Co. Ltd. Class A	392,642	6,394
	Pharmaron Beijing Co. Ltd. Class A (XSHE)	337,644	6,388
*,2	Helens International Holdings Co. Ltd.	4,619,500	6,357
	Shenzhen Overseas Chinese Town Co. Ltd. Class A (XSHE)	6,934,221	6,335
[1]	Pharmaron Beijing Co. Ltd. Class H	503,500	6,325
*,2	Canaan Inc. ADR	1,653,095	6,282
	TBEA Co. Ltd. Class A (XSSC)	2,160,758	6,277
	Hisense Home Appliances Group Co. Ltd. Class A (XSHE)	3,530,027	6,276
*	Shanxi Meijin Energy Co. Ltd. Class A	4,006,823	6,276
[2]	KWG Group Holdings Ltd.	17,534,797	6,274
*	Sohu.com Ltd. ADR	405,166	6,272
	China Railway Group Ltd. Class A (XSSC)	5,847,514	6,269
	Yonyou Network Technology Co. Ltd. Class A (XSSC)	2,164,585	6,224
[2]	Zhuguang Holdings Group Co. Ltd.	34,095,000	6,216
	AECC Aviation Power Co. Ltd. Class A (XSHG)	1,087,613	6,193
	Yuexiu Transport Infrastructure Ltd.	9,658,501	6,164
*,1,2	Yidu Tech Inc.	5,913,100	6,145
	Anhui Expressway Co. Ltd. Class H	6,840,097	6,029
	Tongwei Co. Ltd. Class A (XSHG)	975,800	6,013
	Bank of Hangzhou Co. Ltd. Class A (XSHG)	2,605,828	6,003
	Hangzhou First Applied Material Co. Ltd. Class A (XSHG)	429,134	5,962

21

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Concord New Energy Group Ltd.	64,754,071	5,960
	China Everbright Bank Co. Ltd. Class A (XSHG)	12,300,000	5,932
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	425,820	5,893
[1,2]	Shimao Services Holdings Ltd.	11,145,000	5,882
*	Hainan Meilan International Airport Co. Ltd.	3,103,000	5,867
*	Topchoice Medical Corp. Class A	302,579	5,849
*	Yunnan Energy New Material Co. Ltd. (XSEC)	191,600	5,836
[2]	Dongfang Electric Corp. Ltd. Class H	5,417,013	5,826
	Livzon Pharmaceutical Group Inc. Class H	1,728,753	5,818
*	New Hope Liuhe Co. Ltd. Class A (XSHE)	2,745,724	5,811
	China Vanke Co. Ltd. Class A (XSEC)	1,977,298	5,809
	Guangdong Haid Group Co. Ltd. Class A (XSEC)	622,059	5,797
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	1,418,800	5,797
	Huizhou Desay Sv Automotive Co. Ltd. Class A (XSHE)	321,700	5,768
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	4,026,863	5,762
	Beijing Jingneng Clean Energy Co. Ltd. Class H	22,589,531	5,756
	Bank of Communications Co. Ltd. Class A (XSHG)	7,470,900	5,739
	China National Nuclear Power Co. Ltd. Class A (XSSC)	5,347,100	5,732
*	Xinjiang Daqo New Energy Co. Ltd. Class A	688,982	5,722
		Shares	Market Value• ($000)
*,2	Li Auto Inc. Class A	486,845	5,690
	Andon Health Co. Ltd. Class A	465,756	5,679
*	Shenzhen Dynanonic Co. Ltd. Class A	84,900	5,654
	Guotai Junan Securities Co. Ltd. Class A (XSSC)	2,573,068	5,652
	Ecovacs Robotics Co. Ltd. Class A (XSHG)	347,387	5,642
*	China Common Rich Renewable Energy Investments Ltd.	206,154,000	5,633
	Joinn Laboratories China Co. Ltd. Class A	374,452	5,606
*	Chengxin Lithium Group Co. Ltd. Class A	838,874	5,574
	BOE Technology Group Co. Ltd. Class A (XSEC)	9,725,100	5,572
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	2,213,914	5,572
	Hundsun Technologies Inc. Class A (XSSC)	964,831	5,547
	Bank of Beijing Co. Ltd. Class A (XSHG)	7,990,662	5,524
[2]	BBMG Corp. Class H	33,654,781	5,507
	LB Group Co. Ltd. Class A (XSHE)	2,000,307	5,500
[2]	Tiangong International Co. Ltd.	16,633,224	5,485
*,1,2	Peijia Medical Ltd.	6,417,000	5,472
*	COSCO SHIPPING Holdings Co. Ltd. Class A	2,515,538	5,432
	Anhui Gujing Distillery Co. Ltd. Class A	183,940	5,420
	Yankuang Energy Group Co. Ltd. Class A (XSSC)	1,031,200	5,406
	Huayu Automotive Systems Co. Ltd. Class A (XSSC)	1,830,816	5,400

22

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Western Superconducting Technologies Co. Ltd. Class A	438,623	5,394
	Hangzhou Silan Microelectronics Co. Ltd. Class A (XSSC)	862,070	5,388
	Shanxi Coking Coal Energy Group Co. Ltd. Class A (XSHE)	2,539,745	5,373
	Ningbo Shanshan Co. Ltd. Class A (XSSC)	1,617,618	5,368
	Sichuan Road & Bridge Co. Ltd. Class A (XSSC)	3,398,595	5,360
*	Niu Technologies ADR	560,684	5,355
	Shandong Nanshan Aluminum Co. Ltd. Class A	10,961,613	5,345
	Maanshan Iron & Steel Co. Ltd. Class A (XSSC)	8,991,992	5,344
	JiuGui Liquor Co. Ltd. Class A (XSHE)	236,200	5,333
	Shandong Chenming Paper Holdings Ltd. Class B	14,819,546	5,323
*	Guanghui Energy Co. Ltd. Class A (XSSC)	3,956,412	5,309
[1,2]	Midea Real Estate Holding Ltd.	2,775,600	5,285
	Jiangsu King's Luck Brewery JSC Ltd. Class A (XSSC)	781,815	5,284
*	Shanghai International Airport Co. Ltd. Class A (XSHG)	709,726	5,284
[1]	Sunac Services Holdings Ltd.	9,683,903	5,278
	New China Life Insurance Co. Ltd. Class A (XSSC)	1,168,286	5,256
	Ningxia Baofeng Energy Group Co. Ltd. Class A	2,463,800	5,232
	Zhejiang Dahua Technology Co. Ltd. Class A (XSHE)	2,081,892	5,231
		Shares	Market Value• ($000)
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	7,634,490	5,219
	Sunwoda Electronic Co. Ltd. Class A	1,573,180	5,204
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	731,570	5,189
	Bank of Nanjing Co. Ltd. Class A (XSHG)	2,953,576	5,171
*	National Silicon Industry Group Co. Ltd. Class A	1,652,870	5,162
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	923,079	5,153
	NAURA Technology Group Co. Ltd. Class A (XSEC)	143,100	5,103
	Founder Securities Co. Ltd. Class A (XSSC)	5,520,913	5,090
	Bank of Jiangsu Co. Ltd. Class A	4,582,387	5,062
*,2	Kingsoft Cloud Holdings Ltd. ADR	1,397,820	5,060
*	Wintime Energy Co. Ltd. Class A	21,641,900	5,057
	West China Cement Ltd.	32,144,438	5,055
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,706,137	5,044
	GoerTek Inc. Class A (XSEC)	958,628	5,044
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSHG)	1,892,685	5,033
	GD Power Development Co. Ltd. Class A (XSSC)	11,037,415	5,021
	Suzhou TA&A Ultra Clean Technology Co. Ltd. Class A	547,750	5,018
[2]	China Modern Dairy Holdings Ltd.	34,437,299	5,011
*	Zhejiang Century Huatong Group Co. Ltd. Class A	6,973,302	5,006

23

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
[2]	Shoucheng Holdings Ltd.	36,535,211	4,989
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	480,947	4,960
	China Minsheng Banking Corp. Ltd. Class A (XSHG)	8,847,460	4,957
	Iflytek Co. Ltd. Class A (XSEC)	888,950	4,936
*,1,2	Angelalign Technology Inc.	350,593	4,933
	Ninestar Corp. Class A (XSEC)	798,340	4,916
	Ningbo Tuopu Group Co. Ltd. Class A (XSSC)	627,718	4,907
	China Tourism Group Duty Free Corp. Ltd. Class A (XSHG)	179,700	4,891
	Bank of Chongqing Co. Ltd. Class H	8,637,066	4,890
	Huaneng Power International Inc. Class A (XSSC)	4,445,997	4,868
	Beijing Roborock Technology Co. Ltd. Class A	55,998	4,855
	Huaxin Cement Co. Ltd. Class A (XSSC)	1,465,904	4,843
*	China Energy Engineering Corp. Ltd.	13,283,900	4,838
*	Jiangxi Special Electric Motor Co. Ltd. Class A	1,593,147	4,836
	China Merchants Energy Shipping Co. Ltd. Class A (XSHG)	6,260,123	4,831
*,2	SOHO China Ltd.	26,396,030	4,823
*,2	I-Mab ADR	382,360	4,795
	YongXing Special Materials Technology Co. Ltd. Class A (XSHE)	308,468	4,784
	Ningbo Deye Technology Co. Ltd. Class A (XSHG)	143,110	4,766
	3peak Inc. Class A	65,268	4,746
		Shares	Market Value• ($000)
	Songcheng Performance Development Co. Ltd. Class A	2,512,551	4,738
	China Harmony Auto Holding Ltd.	10,118,500	4,736
	Beijing Easpring Material Technology Co. Ltd. Class A	470,600	4,716
*	Shanghai Putailai New Energy Technology Co. Ltd. Class A (XSHG)	265,345	4,708
	By-health Co. Ltd. Class A	1,553,906	4,708
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	5,254,700	4,702
*	Zangge Mining Co. Ltd. Class A	1,209,800	4,701
	Wens Foodstuffs Group Co. Ltd. Class A	1,663,742	4,697
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A (XSHE)	157,500	4,694
[2]	Logan Group Co. Ltd.	15,071,165	4,689
	YTO Express Group Co. Ltd. Class A (XSSC)	1,732,100	4,688
*	HUYA Inc. ADR	1,121,948	4,634
	China Resources Medical Holdings Co. Ltd.	8,342,289	4,629
	Shaanxi Coal Industry Co. Ltd. Class A (XSSC)	1,772,483	4,617
	Industrial Securities Co. Ltd. Class A (XSSC)	4,715,465	4,616
*,2	CMGE Technology Group Ltd.	17,572,000	4,612
	Sinopec Kantons Holdings Ltd.	13,544,976	4,608
	Satellite Chemical Co. Ltd. Class A (XSEC)	842,667	4,586
	Ningbo Orient Wires & Cables Co. Ltd. Class A	645,799	4,585
	Shandong Gold Mining Co. Ltd. Class A (XSHG)	1,571,280	4,578

24

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*,1	Red Star Macalline Group Corp. Ltd. Class H	10,813,570	4,570
	Unigroup Guoxin Microelectronics Co. Ltd. Class A (XSEC)	163,788	4,525
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	4,704,958	4,521
	Livzon Pharmaceutical Group Inc. Class A (XSHE)	898,081	4,519
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSHG)	945,500	4,490
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	4,046,069	4,485
	Beijing United Information Technology Co. Ltd. Class A	306,910	4,467
	Xiamen C & D Inc. Class A (XSHG)	2,041,900	4,462
*	Chongqing Sokon Industry Group Co. Ltd. Class A	759,128	4,451
[2]	China SCE Group Holdings Ltd.	24,868,301	4,450
	Shenzhen Kangtai Biological Products Co. Ltd. Class A (XSHE)	454,400	4,443
	Gongniu Group Co. Ltd. Class A	205,153	4,430
	Tianshui Huatian Technology Co. Ltd. Class A	3,449,119	4,429
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	6,717,200	4,428
	Consun Pharmaceutical Group Ltd.	7,577,000	4,416
	Yonghui Superstores Co. Ltd. Class A (XSSC)	6,583,940	4,405
		Shares	Market Value• ($000)
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A (XSHG)	356,490	4,385
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	17,644,195	4,376
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,700,192	4,374
[1]	Joinn Laboratories China Co. Ltd. Class H	595,800	4,362
	Guosen Securities Co. Ltd. Class A (XSHE)	2,965,341	4,332
	Wuhan Guide Infrared Co. Ltd. Class A (XSHE)	1,851,711	4,299
*	Bilibili Inc. ADR	175,893	4,281
	Gigadevice Semiconductor Beijing Inc. Class A (XSHG)	229,390	4,270
*,3	Luxi Chemical Group Co. Ltd. Class A	1,568,808	4,265
	Shanghai RAAS Blood Products Co. Ltd. Class A	5,215,899	4,260
*,1,2	Mobvista Inc.	6,641,000	4,258
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	1,530,688	4,251
	Huaibei Mining Holdings Co. Ltd. Class A	1,987,600	4,247
	Wuxi Shangji Automation Co. Ltd. Class A	231,400	4,245
	Metallurgical Corp. of China Ltd. Class A (XSSC)	8,007,833	4,228
	Tongling Nonferrous Metals Group Co. Ltd. Class A (XSHE)	8,082,400	4,225
	TBEA Co. Ltd. Class A (XSHG)	1,454,069	4,224
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A (XSEC)	1,111,784	4,206

25

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A (XSHE)	1,152,267	4,173
	Luxshare Precision Industry Co. Ltd. Class A (XSEC)	899,186	4,170
	KWG Living Group Holdings Ltd.	11,074,047	4,166
	Youngor Group Co. Ltd. Class A (XSSC)	4,025,472	4,156
	Ingenic Semiconductor Co. Ltd. Class A	372,616	4,148
	Jiangsu Zhongtian Technology Co. Ltd. Class A (XSSC)	1,692,264	4,146
*,1,2	China Renaissance Holdings Ltd.	3,288,200	4,140
*,3	China Zhongwang Holdings Ltd.	19,211,219	4,113
	Greatview Aseptic Packaging Co. Ltd.	15,116,219	4,109
	Sanan Optoelectronics Co. Ltd. Class A (XSHG)	1,500,200	4,107
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,619,700	4,104
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	778,459	4,099
	Ningbo Zhoushan Port Co. Ltd. Class A (XSSC)	6,931,463	4,091
	Inner Mongolia ERDOS Resources Co. Ltd. Class A	951,200	4,085
	Sichuan Chuantou Energy Co. Ltd. Class A (XSHG)	2,433,016	4,057
	Satellite Chemical Co. Ltd. Class A (XSHE)	745,360	4,056
	Shanxi Coal International Energy Group Co. Ltd. Class A	1,901,600	4,052
	Tongkun Group Co. Ltd. Class A (XSSC)	1,765,399	4,042
		Shares	Market Value• ($000)
	Anjoy Foods Group Co. Ltd. Class A	206,298	4,038
	Ovctek China Inc. Class A (XSHE)	723,242	4,036
	Beijing Tongrentang Co. Ltd. Class A (XSSC)	730,994	4,028
[2]	Q Technology Group Co. Ltd.	5,720,424	4,025
	AVIC Industry-Finance Holdings Co. Ltd. Class A (XSSC)	6,912,445	4,014
	Asymchem Laboratories Tianjin Co. Ltd. Class A (XSHE)	99,576	4,005
	Daqin Railway Co. Ltd. Class A (XSHG)	3,964,820	3,998
*	Dazhong Transportation Group Co. Ltd. Class B	14,483,176	3,990
*	LexinFintech Holdings Ltd. ADR	1,557,336	3,987
[1]	China New Higher Education Group Ltd.	11,365,000	3,982
	ENN Natural Gas Co. Ltd. Class A (XSSC)	1,608,631	3,980
*	Sinofert Holdings Ltd.	23,790,032	3,967
*	Shenzhen Kedali Industry Co. Ltd. Class A	216,700	3,964
	Inspur Electronic Information Industry Co. Ltd. Class A (XSHE)	1,065,310	3,960
	China Molybdenum Co. Ltd. Class A (XSSC)	5,636,411	3,954
	Liaoning Port Co. Ltd. Class A	15,634,408	3,947
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A (XSHE)	3,088,732	3,941
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	731,750	3,930

26

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Shengyi Technology Co. Ltd. Class A (XSSC)	1,562,060	3,927
*	TCL Electronics Holdings Ltd.	8,647,329	3,912
	Sinomine Resource Group Co. Ltd. Class A	315,700	3,912
	New China Life Insurance Co. Ltd. Class A (XSHG)	869,000	3,909
	Rongsheng Petrochemical Co. Ltd. Class A (XSHE)	1,892,544	3,902
	Shanghai Electric Group Co. Ltd. Class A (XSHG)	6,708,393	3,888
	Jiangsu Cnano Technology Co. Ltd. Class A	226,386	3,886
	Oppein Home Group Inc. Class A	220,397	3,883
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	4,066,512	3,880
	Zhejiang Supor Co. Ltd. Class A	462,619	3,849
*,1,2	Ascentage Pharma Group International	2,260,500	3,849
[1,2]	Shandong Gold Mining Co. Ltd. Class H	2,079,950	3,842
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSSC)	872,491	3,835
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A (XSSC)	1,641,502	3,831
	China Molybdenum Co. Ltd. Class A (XSHG)	5,460,600	3,830
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	8,199,400	3,829
		Shares	Market Value• ($000)
*	Fujian Kuncai Material Technology Co. Ltd. Class A	427,100	3,802
	Meihua Holdings Group Co. Ltd. Class A	2,937,500	3,801
*	Hongfa Technology Co. Ltd. Class A (XSHG)	520,834	3,800
*,2	Comba Telecom Systems Holdings Ltd.	22,522,130	3,782
	Times China Holdings Ltd.	10,648,884	3,776
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,750,086	3,775
	Bank of Changsha Co. Ltd. Class A	3,355,488	3,767
	Heilongjiang Agriculture Co. Ltd. Class A (XSHG)	1,767,971	3,762
	Jiangsu Zhongtian Technology Co. Ltd. Class A (XSHG)	1,534,400	3,760
	Zhejiang Weixing New Building Materials Co. Ltd. Class A (XSEC)	1,310,729	3,758
	Yifeng Pharmacy Chain Co. Ltd. Class A	676,160	3,757
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A (XSHG)	194,117	3,746
*	Youngy Co. Ltd. Class A	239,500	3,740
*,1,2,3	CStone Pharmaceuticals	5,822,500	3,740
[2]	Kangji Medical Holdings Ltd.	4,062,500	3,739
	Chongqing Changan Automobile Co. Ltd. Class A (XSHE)	2,382,460	3,738
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A (XSHE)	4,269,291	3,732

27

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Guangzhou Baiyun International Airport Co. Ltd. Class A (XSHG)	2,069,847	3,728
	Shenzhen Capchem Technology Co. Ltd. Class A	371,900	3,726
	Haohua Chemical Science & Technology Co. Ltd.	757,270	3,724
	Hoshine Silicon Industry Co. Ltd. Class A (XSSC)	311,800	3,723
	Jiangsu Eastern Shenghong Co. Ltd. Class A (XSHE)	2,012,600	3,710
	Beijing New Building Materials plc Class A (XSEC)	846,297	3,703
	AECC Aero-Engine Control Co. Ltd. Class A (XSEC)	1,020,000	3,676
	Yunnan Baiyao Group Co. Ltd. Class A (XSEC)	318,093	3,665
*,2,3	Kaisa Group Holdings Ltd.	34,138,886	3,654
	Zhongjin Gold Corp. Ltd. Class A (XSSC)	3,336,533	3,652
	Zhejiang Chint Electrics Co. Ltd. Class A (XSHG)	741,458	3,631
	Shanghai Aiko Solar Energy Co. Ltd. Class A	1,841,200	3,619
[2]	Autohome Inc. Class A	500,968	3,617
*	DouYu International Holdings Ltd. ADR	2,041,762	3,614
	Jiangsu Yangnong Chemical Co. Ltd. Class A (XSSC)	182,100	3,607
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSEC)	1,517,160	3,605
	Zhejiang NHU Co. Ltd. Class A (XSHE)	885,660	3,582
	Haitong Securities Co. Ltd. Class A (XSHG)	2,619,100	3,569
		Shares	Market Value• ($000)
	Porton Pharma Solutions Ltd. Class A (XSEC)	321,250	3,568
	Shenzhen Senior Technology Material Co. Ltd. Class A	1,120,128	3,554
	Power Construction Corp. of China Ltd. Class A (XSHG)	3,044,102	3,550
[1,2]	Archosaur Games Inc.	3,751,000	3,550
	Chacha Food Co. Ltd. Class A	440,621	3,537
	Beijing Tongrentang Co. Ltd. Class A (XSHG)	641,800	3,536
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (XSSC)	776,700	3,529
*,1,2	Ocumension Therapeutics	2,931,715	3,521
	China Greatwall Technology Group Co. Ltd. Class A (XSHE)	2,581,088	3,505
	Henan Mingtai Al Industrial Co. Ltd. Class A	678,054	3,500
*,2	EHang Holdings Ltd. ADR	415,430	3,494
	Bethel Automotive Safety Systems Co. Ltd. Class A	405,520	3,493
*	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	196,600	3,482
	Huayu Automotive Systems Co. Ltd. Class A (XSHG)	1,178,377	3,476
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A (XSHE)	1,582,646	3,471
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A (XSHE)	524,681	3,466
	Zhejiang Juhua Co. Ltd. Class A (XSHG)	2,022,362	3,456
	China Foods Ltd.	9,653,153	3,448

28

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Shanghai Medicilon Inc. Class A	59,652	3,448
	Hengyi Petrochemical Co. Ltd. Class A	2,988,100	3,444
	Sieyuan Electric Co. Ltd. Class A	758,700	3,435
	Tian Lun Gas Holdings Ltd.	5,837,000	3,425
*	Sichuan New Energy Power Co. Ltd.	1,366,478	3,417
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSHG)	776,605	3,413
	Hangzhou Robam Appliances Co. Ltd. Class A (XSHE)	731,804	3,408
	Beijing New Building Materials plc Class A (XSHE)	778,200	3,405
*	Kuang-Chi Technologies Co. Ltd. Class A (XSHE)	1,703,004	3,404
	Changjiang Securities Co. Ltd. Class A (XSHE)	4,061,524	3,391
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	418,124	3,386
	Shanghai Lingang Holdings Corp. Ltd. Class A	1,753,021	3,382
	Hubei Xingfa Chemicals Group Co. Ltd. Class A (XSSC)	703,250	3,381
	China Shineway Pharmaceutical Group Ltd.	4,122,885	3,368
*	Fushun Special Steel Co. Ltd. Class A	1,849,290	3,359
	Foxconn Industrial Internet Co. Ltd. Class A (XSHG)	2,330,600	3,350
	Hithink RoyalFlush Information Network Co. Ltd. Class A (XSHE)	270,828	3,343
		Shares	Market Value• ($000)
*	Lingyi iTech Guangdong Co. Class A (XSHE)	5,198,300	3,342
	Ming Yang Smart Energy Group Ltd. Class A (XSSC)	1,003,806	3,330
[1,2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	727,600	3,324
	Skshu Paint Co. Ltd. Class A	296,048	3,316
	China Coal Energy Co. Ltd. Class A (XSSC)	2,344,794	3,315
*	Yunnan Aluminium Co. Ltd. Class A (XSEC)	2,118,152	3,312
	Huatai Securities Co. Ltd. Class A (XSHG)	1,651,600	3,312
*	New Hope Liuhe Co. Ltd. Class A (XSEC)	1,562,521	3,307
[1,2]	Redco Properties Group Ltd.	11,877,640	3,304
	SDIC Power Holdings Co. Ltd. Class A (XSHG)	2,257,300	3,304
	Pylon Technologies Co. Ltd. Class A	128,339	3,294
	China Zheshang Bank Co. Ltd. Class A	6,571,200	3,293
	Apeloa Pharmaceutical Co. Ltd. Class A	1,167,421	3,289
	Bank of Shanghai Co. Ltd. Class A (XSSC)	3,346,133	3,285
	Chongqing Changan Automobile Co. Ltd. Class A (XSEC)	2,093,080	3,284
	Tofflon Science & Technology Group Co. Ltd. Class A	622,854	3,281
*,1,2	Ascletis Pharma Inc.	6,103,000	3,271
*	Spring Airlines Co. Ltd. Class A (XSSC)	472,836	3,269
	Jiangsu Pacific Quartz Co. Ltd. Class A	333,310	3,269

29

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Sinoma Science & Technology Co. Ltd. Class A (XSHE)	1,072,739	3,268
	China Minmetals Rare Earth Co. Ltd. Class A	936,700	3,264
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	2,617,717	3,263
	Xiamen Faratronic Co. Ltd. Class A (XSSC)	148,115	3,258
	GD Power Development Co. Ltd. Class A (XSHG)	7,153,216	3,254
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	8,662,796	3,249
	Zhejiang China Commodities City Group Co. Ltd. Class A (XSSC)	4,221,531	3,247
*	Gotion High-tech Co. Ltd. Class A (XSEC)	806,600	3,246
	Beijing Shiji Information Technology Co. Ltd. Class A (XSHE)	1,194,490	3,238
*	Youdao Inc. ADR	449,765	3,238
[1,2]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	2,496,159	3,237
*,1,2	China East Education Holdings Ltd.	6,346,500	3,230
*	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	86,712	3,228
	Baoji Titanium Industry Co. Ltd. Class A	467,500	3,223
*	Sichuan Hebang Biotechnology Co. Ltd. Class A (XSSC)	6,765,963	3,221
	Zhejiang Longsheng Group Co. Ltd. Class A (XSHG)	2,103,550	3,202
		Shares	Market Value• ($000)
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSHG)	11,321,540	3,201
	China Kepei Education Group Ltd.	11,494,000	3,192
	XCMG Construction Machinery Co. Ltd. Class A (XSEC)	4,260,700	3,191
	Focus Media Information Technology Co. Ltd. Class A (XSEC)	3,634,217	3,191
	Jafron Biomedical Co. Ltd. Class A (XSHE)	510,690	3,188
	Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSHG)	6,142,762	3,187
	Avary Holding Shenzhen Co. Ltd. Class A (XSHE)	718,384	3,182
	China Enterprise Co. Ltd. Class A (XSHG)	5,568,635	3,180
	Greenland Holdings Corp. Ltd. Class A (XSHG)	4,372,495	3,180
	Jiangsu Eastern Shenghong Co. Ltd. Class A (XSEC)	1,723,963	3,178
	China CSSC Holdings Ltd. Class A (XSHG)	1,341,500	3,174
*,1,2	Meitu Inc.	26,762,436	3,169
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	674,874	3,167
	Haitong Securities Co. Ltd. Class A (XSSC)	2,320,517	3,162
	Hangzhou Silan Microelectronics Co. Ltd. Class A (XSHG)	505,200	3,158
	Fangda Carbon New Material Co. Ltd. Class A (XSSC)	2,963,392	3,152
*,1,2	Maoyan Entertainment	3,976,800	3,137

30

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A (XSHE)	1,850,726	3,134
	Huaxia Bank Co. Ltd. Class A (XSHG)	3,790,591	3,125
	Sichuan Chuantou Energy Co. Ltd. Class A (XSSC)	1,870,661	3,119
	Yonyou Network Technology Co. Ltd. Class A (XSHG)	1,084,641	3,119
	Proya Cosmetics Co. Ltd. Class A	102,000	3,113
	Dongfang Electric Corp. Ltd. Class A (XSSC)	1,632,091	3,087
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	169,460	3,087
	Ecovacs Robotics Co. Ltd. Class A (XSSC)	189,700	3,081
*	Gotion High-tech Co. Ltd. Class A (XSHE)	764,769	3,077
	Ninestar Corp. Class A (XSHE)	498,987	3,073
	AVIC Electromechanical Systems Co. Ltd. Class A (XSHE)	2,057,022	3,069
	Hithink RoyalFlush Information Network Co. Ltd. Class A (XSEC)	248,559	3,068
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A (XSHE)	1,194,312	3,066
[1,2]	Viva Biotech Holdings	9,715,500	3,056
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	278,240	3,056
	Shenzhen Energy Group Co. Ltd. Class A (XSHE)	3,449,070	3,033
	Bank of Guiyang Co. Ltd. Class A	3,247,127	3,019
	Will Semiconductor Co. Ltd. Shanghai Class A (XSSC)	133,500	3,011
		Shares	Market Value• ($000)
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	867,353	3,008
*	Guangshen Railway Co. Ltd. Class H	17,995,093	3,006
*	Hi Sun Technology China Ltd.	24,876,186	2,997
	BBMG Corp. Class A (XSSC)	7,076,779	2,996
	Flat Glass Group Co. Ltd. Class A	492,500	2,995
*	Gaotu Techedu Inc. ADR	1,879,425	2,988
*	Guanghui Energy Co. Ltd. Class A (XSHG)	2,225,403	2,986
	China National Accord Medicines Corp. Ltd. Class B	1,424,250	2,980
[2]	China South City Holdings Ltd.	31,585,258	2,979
	Chongqing Rural Commercial Bank Co. Ltd. Class A	5,094,200	2,979
	Jiangsu Azure Corp.	1,053,150	2,977
	Beijing Dabeinong Technology Group Co. Ltd. Class A (XSHE)	2,750,387	2,974
	Shenergy Co. Ltd. Class A (XSHG)	3,536,068	2,967
	Hualan Biological Engineering Inc. Class A (XSHE)	1,178,775	2,966
	GRG Banking Equipment Co. Ltd. Class A	2,300,350	2,960
	Industrial & Commercial Bank of China Ltd. Class A (XSHG)	4,078,600	2,951
	State Grid Yingda Co. Ltd. Class A (XSHG)	4,170,801	2,942
*	Tongdao Liepin Group	1,587,800	2,942
	Tianjin Guangyu Development Co. Ltd. Class A	1,755,200	2,940
	Jiangsu Yoke Technology Co. Ltd. Class A (XSHE)	434,400	2,934
	iRay Technology Co. Ltd. Class A	55,809	2,928

31

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Sichuan Swellfun Co. Ltd. Class A (XSHG)	274,775	2,921
	Beijing Enlight Media Co. Ltd. Class A	2,662,303	2,918
	Oriental Pearl Group Co. Ltd. Class A (XSHG)	2,764,996	2,910
*	Longshine Technology Group Co. Ltd. Class A (XSHE)	917,625	2,903
*,1,2	Medlive Technology Co. Ltd.	2,477,500	2,892
*	Yunnan Tin Co. Ltd. Class A (XSEC)	1,073,299	2,891
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	2,701,406	2,889
*	Suning.com Co. Ltd. Class A (XSHE)	5,912,122	2,888
	China Pacific Insurance Group Co. Ltd. Class A (XSSC)	920,827	2,887
	Sinolink Securities Co. Ltd. Class A (XSSC)	2,313,400	2,872
	Xiamen Xiangyu Co. Ltd. Class A	2,173,328	2,872
	JCET Group Co. Ltd. Class A (XSHG)	885,051	2,867
*	Anhui Golden Seed Winery Co. Ltd. Class A	736,201	2,865
*	Guangzhou Tinci Materials Technology Co. Ltd. Class A (XSEC)	255,010	2,861
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A (XSHE)	1,241,400	2,854
	Anhui Jinhe Industrial Co. Ltd. Class A	498,800	2,854
	Perfect World Co. Ltd. Class A	1,279,110	2,847
	Huaneng Power International Inc. Class A (XSHG)	2,599,994	2,847
		Shares	Market Value• ($000)
*	China First Heavy Industries Class A	6,516,775	2,847
	JNBY Design Ltd.	2,616,500	2,845
*	China Eastern Airlines Corp. Ltd. Class A (XSSC)	3,992,926	2,842
	Titan Wind Energy Suzhou Co. Ltd. Class A	1,882,872	2,832
	Jason Furniture Hangzhou Co. Ltd. Class A (XSHG)	322,318	2,827
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	871,400	2,825
	Angel Yeast Co. Ltd. Class A (XSHG)	484,793	2,813
	Jiangxi Copper Co. Ltd. Class A	1,066,444	2,802
[2,3]	China Aoyuan Group Ltd.	18,610,071	2,799
	Xinhu Zhongbao Co. Ltd. Class A (XSSC)	6,695,254	2,798
	Zhejiang Huayou Cobalt Co. Ltd. Class A (XSSC)	226,170	2,793
	Aisino Corp. Class A	1,818,119	2,792
	Tianfeng Securities Co. Ltd. Class A (XSHG)	6,154,760	2,786
	China Merchants Securities Co. Ltd. Class A (XSHG)	1,444,460	2,782
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSHG)	613,542	2,780
	China Meheco Co. Ltd. Class A (XSHG)	869,700	2,779
*	Huaxin Cement Co. Ltd. Class H	1,493,734	2,779
	AVICOPTER plc Class A (XSSC)	431,702	2,778
	Dian Diagnostics Group Co. Ltd. Class A	561,937	2,777
	Guolian Securities Co. Ltd. Class A	1,966,900	2,766
	Risen Energy Co. Ltd. Class A	849,400	2,765

32

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
[1,2]	Hope Education Group Co. Ltd.	45,688,000	2,764
*	Huangshan Tourism Development Co. Ltd. Class B	3,809,153	2,763
	SooChow Securities Co. Ltd. Class A (XSSC)	2,704,898	2,763
	China Hainan Rubber Industry Group Co. Ltd. Class A	4,107,000	2,763
	Wuhan DR Laser Technology Corp. Ltd. Class A	91,680	2,763
	Shanxi Coking Coal Energy Group Co. Ltd. Class A (XSEC)	1,304,920	2,761
*	NavInfo Co. Ltd. Class A (XSHE)	1,474,200	2,758
	Ming Yang Smart Energy Group Ltd. Class A (XSHG)	828,600	2,748
	Shanghai Bailian Group Co. Ltd. Class B	3,514,156	2,746
	China Great Wall Securities Co. Ltd. Class A (XSHE)	2,214,000	2,743
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A (XSHE)	586,842	2,741
	Shenzhen Sunlord Electronics Co. Ltd. Class A (XSHE)	725,578	2,738
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	574,075	2,725
	Guoyuan Securities Co. Ltd. Class A (XSHE)	2,989,442	2,717
	China Dongxiang Group Co. Ltd.	47,656,360	2,716
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	269,955	2,710
	Thunder Software Technology Co. Ltd. Class A (XSHE)	193,027	2,708
		Shares	Market Value• ($000)
	Changchun High & New Technology Industry Group Inc. Class A (XSEC)	114,350	2,706
	CECEP Wind-Power Corp. Class A (XSSC)	4,471,516	2,706
	Shanghai International Port Group Co. Ltd. Class A (XSHG)	3,013,800	2,698
	Huadian Power International Corp. Ltd. Class A (XSSC)	4,776,691	2,693
[1,2]	AK Medical Holdings Ltd.	4,969,000	2,690
	Qingdao Haier Biomedical Co. Ltd. Class A	274,959	2,686
	Xi'an Triangle Defense Co. Ltd. Class A	458,339	2,681
*,2	XPeng Inc. Class A	215,631	2,679
*	China Eastern Airlines Corp. Ltd. Class A (XSHG)	3,761,600	2,677
	Beijing Tiantan Biological Products Corp. Ltd. Class A (XSSC)	900,611	2,676
	Keda Industrial Group Co. Ltd. (XSHG)	1,246,500	2,673
	Dongxing Securities Co. Ltd. Class A (XSHG)	2,151,801	2,667
	SPIC Dongfang New Energy Corp. Class A (XSEC)	4,054,888	2,647
	Health & Happiness H&H International Holdings Ltd.	2,406,451	2,645
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSSC)	1,571,541	2,645
	Shanghai Huayi Group Co. Ltd. Class B	3,631,343	2,636

33

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Sinopec Oilfield Service Corp. Class A (XSHG)	9,698,700	2,634
	Xiamen Tungsten Co. Ltd. Class A (XSSC)	1,111,059	2,632
	Quectel Wireless Solutions Co. Ltd. Class A	117,500	2,632
	Hengtong Optic-electric Co. Ltd. Class A (XSSC)	1,733,305	2,629
	WUS Printed Circuit Kunshan Co. Ltd. Class A (XSHE)	1,344,614	2,627
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	223,750	2,625
	JCET Group Co. Ltd. Class A (XSSC)	810,044	2,624
	Henan Shuanghui Investment & Development Co. Ltd. Class A (XSEC)	582,809	2,619
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A (XSHE)	421,687	2,611
	Jointown Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,340,895	2,602
*	Yintai Gold Co. Ltd. Class A (XSHE)	1,843,853	2,600
	Sinofibers Technology Co. Ltd. Class A	369,700	2,598
	Asymchem Laboratories Tianjin Co. Ltd. Class A (XSEC)	64,428	2,592
*	Sichuan Development Lomon Co. Ltd. Class A	1,699,600	2,588
	Sanquan Food Co. Ltd. Class A	873,620	2,585
	Kingfa Sci & Tech Co. Ltd. Class A (XSHG)	2,062,400	2,576
		Shares	Market Value• ($000)
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	952,045	2,570
	Eastroc Beverage Group Co. Ltd. Class A	137,951	2,564
*,1,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	4,010,164	2,563
	Nanjing Securities Co. Ltd. Class A (XSSC)	2,280,450	2,559
*,2	Beijing Enterprises Clean Energy Group Ltd.	268,597,198	2,558
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	1,168,509	2,558
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,920,805	2,553
	Hundsun Technologies Inc. Class A (XSHG)	442,584	2,544
	Seazen Holdings Co. Ltd. Class A (XSSC)	606,000	2,542
	Central China Management Co. Ltd.	16,221,685	2,541
	Zhuzhou Hongda Electronics Corp. Ltd. Class A (XSHE)	332,126	2,537
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	463,307	2,533
*	China High Speed Transmission Equipment Group Co. Ltd.	4,530,934	2,530
	China Coal Energy Co. Ltd. Class A (XSHG)	1,786,300	2,526
	Hunan Valin Steel Co. Ltd. Class A (XSEC)	2,878,800	2,524
	Sailun Group Co. Ltd. Class A (XSHG)	1,737,560	2,523
	Zhuzhou Kibing Group Co. Ltd. Class A (XSSC)	1,513,014	2,520

34

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	1,191,892	2,519
	SDIC Capital Co. Ltd. Class A (XSSC)	2,601,024	2,515
*	Vantone Neo Development Group Co. Ltd.	2,028,010	2,512
*	Hunan Changyuan Lico Co. Ltd. Class A	1,097,814	2,510
*	North Industries Group Red Arrow Co. Ltd. Class A	796,743	2,509
	Wuchan Zhongda Group Co. Ltd. Class A (XSSC)	3,360,100	2,505
	Jiangsu King's Luck Brewery JSC Ltd. Class A (XSHG)	368,662	2,491
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A (XSHG)	1,066,800	2,490
	Shenghe Resources Holding Co. Ltd. Class A (XSHG)	1,051,830	2,484
	Jinke Properties Group Co. Ltd. Class A (XSHE)	3,657,625	2,483
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	51,057	2,482
	Chengtun Mining Group Co. Ltd. Class A (XSSC)	2,370,362	2,480
	Orient Securities Co. Ltd. Class A (XSHG)	1,806,104	2,480
[1]	China Yuhua Education Corp. Ltd.	14,221,676	2,475
*	GDS Holdings Ltd. ADR	78,749	2,474
	China Railway Hi-tech Industry Co. Ltd. Class A	2,058,665	2,468
	YTO Express Group Co. Ltd. Class A (XSHG)	911,106	2,466
		Shares	Market Value• ($000)
	Huizhou Desay Sv Automotive Co. Ltd. Class A (XSEC)	137,400	2,463
	Shandong Shida Shenghua Chemical Group Co. Ltd. Class A	171,000	2,463
	Shandong Iron & Steel Co. Ltd. Class A	10,065,308	2,460
	XCMG Construction Machinery Co. Ltd. Class A (XSHE)	3,280,815	2,457
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	319,483	2,457
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. (XSHG)	1,806,254	2,456
	CECEP Solar Energy Co. Ltd. Class A (XSHE)	2,436,430	2,452
	Guangzhou Wondfo Biotech Co. Ltd. Class A	372,118	2,449
*	Jolywood Suzhou Sunwatt Co. Ltd. Class A	1,067,710	2,443
*	Tibet Mineral Development Co. Class A	483,500	2,439
*	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	292,898	2,437
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	1,183,731	2,431
[3]	Henan Shenhuo Coal & Power Co. Ltd. Class A (XSHE)	1,335,500	2,427
	Beijing Sinnet Technology Co. Ltd. Class A	1,664,946	2,420
	AVIC Electromechanical Systems Co. Ltd. Class A (XSEC)	1,620,145	2,418
	Zhongtai Securities Co. Ltd. Class A	2,215,700	2,414
	Zhejiang Cfmoto Power Co. Ltd. Class A	136,700	2,411

35

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Wuxi NCE Power Co. Ltd. Class A	177,184	2,411
	Xinhua Winshare Publishing & Media Co. Ltd. Class A (XSHG)	1,796,153	2,406
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A (XSHG)	617,120	2,406
	Harbin Electric Co. Ltd. Class H	9,081,875	2,405
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. (XSSC)	1,767,885	2,404
	China Jushi Co. Ltd. Class A (XSHG)	1,014,839	2,402
*,3	China Huiyuan Juice Group Ltd.	9,298,137	2,394
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,506,900	2,393
	Gemdale Corp. Class A (XSHG)	1,101,700	2,392
[2]	Central China Securities Co. Ltd. Class H	14,739,000	2,389
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A (XSSC)	1,092,253	2,386
	Shanghai Haixin Group Co. Class B	7,910,836	2,376
	Shandong Sun Paper Industry JSC Ltd. Class A (XSHE)	1,277,100	2,373
*	China Film Co. Ltd. Class A	1,537,305	2,372
	Hangzhou Iron & Steel Co. Class A	3,220,086	2,366
	Xinyangfeng Agricultural Technology Co. Ltd. Class A (XSHE)	1,008,156	2,366
*	Wanda Film Holding Co. Ltd. Class A (XSEC)	1,373,150	2,364
	Bafang Electric Suzhou Co. Ltd. Class A	101,489	2,364
		Shares	Market Value• ($000)
[2]	Zhongliang Holdings Group Co. Ltd.	7,356,500	2,361
	Wuxi Autowell Technology Co. Ltd. Class A	75,037	2,358
	Bank of Chengdu Co. Ltd. Class A (XSHG)	930,600	2,357
	Guangdong Electric Power Development Co. Ltd. Class B	9,152,628	2,355
	Tangshan Jidong Cement Co. Ltd. Class A (XSEC)	1,447,300	2,352
	Shanghai Rural Commercial Bank Co. Ltd. Class A	2,595,800	2,351
	Vats Liquor Chain Store Management JSC Ltd. Class A	428,658	2,350
*	Shandong Yulong Gold Co. Ltd. Class A	800,400	2,346
	Huafon Chemical Co. Ltd. Class A (XSHE)	1,999,101	2,344
	China Energy Engineering Corp. Ltd. Class H	17,041,258	2,336
	Zhejiang Chint Electrics Co. Ltd. Class A (XSSC)	476,188	2,332
	Hunan Valin Steel Co. Ltd. Class A (XSHE)	2,658,600	2,331
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A (XSSC)	1,483,075	2,326
*	China Railway Materials Co. Ltd. Class A	5,596,500	2,321
	Hesteel Co. Ltd. Class A (XSEC)	6,588,583	2,317
	Yunda Holding Co. Ltd. Class A (XSHE)	998,503	2,317
	Everbright Securities Co. Ltd. Class A (XSHG)	1,350,600	2,316
	Liaoning Cheng Da Co. Ltd. Class A (XSSC)	1,157,220	2,315

36

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Winning Health Technology Group Co. Ltd. Class A	1,933,768	2,315
	Hubei Dinglong Co. Ltd. Class A	930,908	2,313
	Hangzhou Oxygen Plant Group Co. Ltd.	586,150	2,310
	Anhui Yingjia Distillery Co. Ltd. Class A	265,743	2,301
	Elion Energy Co. Ltd. Class A	3,447,450	2,297
*	Tianqi Lithium Corp. Class A (XSEC)	201,353	2,295
	Porton Pharma Solutions Ltd. Class A (XSHE)	206,500	2,293
*	GCL System Integration Technology Co. Ltd. Class A	5,533,825	2,292
	Yonghui Superstores Co. Ltd. Class A (XSHG)	3,424,195	2,291
	Xinxing Ductile Iron Pipes Co. Ltd. Class A (XSEC)	3,147,200	2,288
	Raytron Technology Co. Ltd. Class A	423,045	2,288
	GEM Co. Ltd. Class A (XSEC)	2,253,986	2,285
	Riyue Heavy Industry Co. Ltd. Class A	930,460	2,281
	Jiangsu Yangnong Chemical Co. Ltd. Class A (XSHG)	114,900	2,276
*	Hubei Yihua Chemical Industry Co. Ltd. Class A	867,400	2,276
	Thunder Software Technology Co. Ltd. Class A (XSEC)	162,200	2,275
	Shandong Denghai Seeds Co. Ltd. Class A (XSHE)	683,618	2,274
*	China Grand Automotive Services Group Co. Ltd. Class A (XSSC)	6,816,940	2,273
		Shares	Market Value• ($000)
	CPMC Holdings Ltd.	4,573,319	2,272
	Jinduicheng Molybdenum Co. Ltd. Class A (XSSC)	2,011,640	2,266
	Chengdu Xingrong Environment Co. Ltd. Class A	3,004,200	2,263
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A (XSHG)	1,035,882	2,263
*	Shanghai Awinic Technology Co. Ltd. Class A	110,732	2,262
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	137,000	2,260
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	216,660	2,256
	China Lilang Ltd.	4,657,865	2,250
	Zhefu Holding Group Co. Ltd. Class A (XSEC)	3,328,400	2,248
[2,3]	Fire Rock Holdings Ltd.	31,479,500	2,247
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	1,100,500	2,242
	Shanghai Industrial Urban Development Group Ltd.	25,690,162	2,238
	Jason Furniture Hangzhou Co. Ltd. Class A (XSSC)	255,000	2,236
	COFCO Biotechnology Co. Ltd. Class A	1,807,600	2,235
	Nanjing Iron & Steel Co. Ltd. Class A (XSSC)	4,130,700	2,234
	Shennan Circuits Co. Ltd. Class A	155,817	2,233
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A (XSSC)	5,071,155	2,232
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	775,957	2,231

37

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Lier Chemical Co. Ltd. Class A	706,221	2,229
	Westone Information Industry Inc. Class A (XSHE)	466,379	2,226
	Hongta Securities Co. Ltd. Class A	1,638,780	2,224
*	Antong Holdings Co. Ltd. Class A	4,305,231	2,220
*	Jiangsu Akcome Science & Technology Co. Ltd. Class A	5,398,521	2,218
*	Burning Rock Biotech Ltd. ADR	402,315	2,217
*	IRICO Display Devices Co. Ltd. Class A	3,444,901	2,216
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSSC)	852,010	2,211
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,918,830	2,210
	Hubei Energy Group Co. Ltd. Class A (XSHE)	3,564,555	2,210
	GEM Co. Ltd. Class A (XSHE)	2,179,354	2,209
*	Intco Medical Technology Co. Ltd. Class A	508,225	2,209
	Nantong Jianghai Capacitor Co. Ltd. Class A (XSHE)	770,148	2,208
	Southwest Securities Co. Ltd. Class A (XSSC)	3,922,781	2,203
	Founder Securities Co. Ltd. Class A (XSHG)	2,383,190	2,197
	First Capital Securities Co. Ltd. Class A (XSEC)	2,632,100	2,196
	Guosen Securities Co. Ltd. Class A (XSEC)	1,502,321	2,195
*	OneConnect Financial Technology Co. Ltd. ADR	1,601,577	2,194
		Shares	Market Value• ($000)
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A (XSHG)	2,851,638	2,194
*	Bohai Leasing Co. Ltd. Class A	7,007,000	2,194
	Greenland Hong Kong Holdings Ltd.	10,544,314	2,192
*,2	Ronshine China Holdings Ltd.	7,406,808	2,190
	Hunan Zhongke Electric Co. Ltd. Class A (XSHE)	561,600	2,190
*	Zhejiang Yongtai Technology Co. Ltd. Class A (XSHE)	580,426	2,189
*	Shenzhen SED Industry Co. Ltd. Class A	1,070,400	2,189
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	1,127,053	2,187
	Xingda International Holdings Ltd.	12,174,093	2,183
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	878,495	2,182
	Western Mining Co. Ltd. Class A (XSHG)	1,223,700	2,182
	Western Securities Co. Ltd. Class A (XSHE)	2,321,451	2,180
	China National Medicines Corp. Ltd. Class A (XSSC)	488,252	2,176
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	2,509,500	2,172
[2]	Yuzhou Group Holdings Co. Ltd.	30,691,570	2,171
	Sichuan Yahua Industrial Group Co. Ltd. Class A (XSHE)	545,100	2,166
	Shanghai Wanye Enterprises Co. Ltd. Class A	935,196	2,166
*	Shenzhen Airport Co. Ltd. Class A	2,247,484	2,165

38

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Xinhua Winshare Publishing & Media Co. Ltd. Class A (XSSC)	1,604,870	2,150
	CNOOC Energy Technology & Services Ltd. Class A	5,988,500	2,149
	G-bits Network Technology Xiamen Co. Ltd. Class A (XSHG)	42,200	2,147
*	Shanghai Milkground Food Tech Co. Ltd. Class A	461,543	2,141
	China Baoan Group Co. Ltd. Class A (XSHE)	1,584,916	2,140
*	Qi An Xin Technology Group Inc. Class A	288,086	2,136
	Shenzhen SC New Energy Technology Corp. Class A (XSHE)	239,070	2,133
*	Cinda Real Estate Co. Ltd. Class A (XSSC)	2,163,113	2,132
*	Guangdong HEC Technology Holding Co. Ltd. Class A (XSHG)	2,244,191	2,129
	GCL Energy Technology Co. Ltd.	1,092,600	2,129
	Sangfor Technologies Inc. Class A	158,382	2,127
	State Grid Information & Communication Co. Ltd.	1,141,900	2,116
	TCL Technology Group Corp. Class A (XSEC)	3,365,000	2,115
*	Shandong Head Group Co. Ltd. Class A	319,700	2,111
	Beijing Originwater Technology Co. Ltd. Class A	2,987,418	2,110
	Mango Excellent Media Co. Ltd. Class A (XSEC)	392,199	2,107
	Hoshine Silicon Industry Co. Ltd. Class A (XSHG)	176,320	2,106
		Shares	Market Value• ($000)
	Sunresin New Materials Co. Ltd. Class A	208,333	2,105
	Fujian Funeng Co. Ltd. Class A (XSHG)	1,105,261	2,102
*	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	739,641	2,091
	Angang Steel Co. Ltd. Class A	4,001,702	2,091
	Eyebright Medical Technology Beijing Co. Ltd. Class A	74,820	2,089
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSSC)	460,351	2,086
*	Zhongtian Financial Group Co. Ltd. Class A	6,416,175	2,077
	Shanghai Datun Energy Resources Co. Ltd. Class A	894,300	2,076
*,2,3	National Agricultural Holdings Ltd.	13,680,292	2,075
	Haier Smart Home Co. Ltd. Class A (XSHG)	532,200	2,071
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	120,412	2,071
	Metallurgical Corp. of China Ltd. Class A (XSHG)	3,920,400	2,070
	Zhejiang Dahua Technology Co. Ltd. Class A (XSEC)	820,521	2,062
*	Henan Liliang Diamond Co. Ltd. Class A	52,100	2,061
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd.	1,448,300	2,059
	Zhejiang Orient Gene Biotech Co. Ltd. Class A (XSHG)	74,710	2,058
	China Merchants Property Operation & Service Co. Ltd. Class A (XSHE)	744,416	2,055

39

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Victory Giant Technology Huizhou Co. Ltd. Class A	812,000	2,054
	Yantai Eddie Precision Machinery Co. Ltd. Class A (XSHG)	709,199	2,052
	Jingjin Equipment Inc. Class A	377,662	2,052
	Guangdong Hongda Holdings Group Co. Ltd. Class A	684,658	2,051
	China XD Electric Co. Ltd. Class A (XSSC)	3,385,707	2,051
	KBC Corp. Ltd. Class A	63,946	2,047
[1,2]	China Everbright Greentech Ltd.	7,923,814	2,044
	HLA Group Corp. Ltd. (XSSC)	2,598,579	2,043
	Anhui Guangxin Agrochemical Co. Ltd. Class A	379,100	2,043
	Zhejiang HangKe Technology Inc. Co. Class A	306,945	2,016
*	Zhongmin Energy Co. Ltd. Class A	1,855,427	2,014
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSSC)	1,314,348	2,011
	Shanghai Construction Group Co. Ltd. Class A (XSSC)	4,103,782	2,008
	Shanxi Securities Co. Ltd. Class A (XSHE)	2,641,910	1,995
	Sichuan Expressway Co. Ltd. Class H	7,177,276	1,994
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	804,713	1,994
	Chengdu XGimi Technology Co. Ltd. Class A	35,827	1,994
	Shenzhen Kangtai Biological Products Co. Ltd. Class A (XSEC)	203,700	1,992
		Shares	Market Value• ($000)
	Tianma Microelectronics Co. Ltd. Class A (XSHE)	1,438,805	1,984
	Zhuhai Huafa Properties Co. Ltd. Class A (XSSC)	1,712,126	1,982
	Humanwell Healthcare Group Co. Ltd. Class A (XSHG)	839,200	1,982
*	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A (XSHG)	1,061,535	1,982
	Shenzhen Tagen Group Co. Ltd. Class A	1,970,094	1,981
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	2,294,419	1,980
	Daan Gene Co. Ltd. Class A (XSHE)	726,179	1,979
	Shandong Linglong Tyre Co. Ltd. Class A	738,991	1,979
	Wasu Media Holding Co. Ltd. Class A	1,757,500	1,978
	Qingdao TGOOD Electric Co. Ltd. Class A	947,216	1,974
*	Bank of Zhengzhou Co. Ltd. Class A (XSEC)	4,923,958	1,974
	SooChow Securities Co. Ltd. Class A (XSHG)	1,928,121	1,970
	INESA Intelligent Tech Inc. Class B	4,064,822	1,959
	Shanghai Electric Power Co. Ltd. Class A (XSSC)	1,459,223	1,957
	Beijing Yanjing Brewery Co. Ltd. Class A (XSHE)	1,888,480	1,954
	Xinjiang Tianshan Cement Co. Ltd. Class A (XSHE)	1,061,720	1,953
*	Spring Airlines Co. Ltd. Class A (XSHG)	282,200	1,951
	Micro-Tech Nanjing Co. Ltd. Class A	133,120	1,949

40

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	464,100	1,948
	Sichuan Expressway Co. Ltd. Class A (XSSC)	3,088,510	1,938
	China Automotive Engineering Research Institute Co. Ltd. Class A	1,024,441	1,938
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A (XSHE)	535,915	1,933
	China CITIC Bank Corp. Ltd. Class A (XSHG)	2,539,850	1,932
	Lakala Payment Co. Ltd. Class A	718,400	1,931
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	52,068	1,930
*	Lecron Industrial Development Group Co. Ltd. Class A	1,128,300	1,929
	Chinalin Securities Co. Ltd. Class A	924,427	1,923
	Industrial Securities Co. Ltd. Class A (XSHG)	1,963,190	1,922
	ENN Natural Gas Co. Ltd. Class A (XSHG)	776,269	1,920
	Tianshan Aluminum Group Co. Ltd. Class A	1,863,065	1,919
	BOC International China Co. Ltd. Class A	1,019,327	1,914
	Huaxi Securities Co. Ltd. Class A (XSHE)	1,816,000	1,910
	Jiangsu Lopal Tech Co. Ltd. Class A	412,501	1,909
	Infore Environment Technology Group Co. Ltd. Class A (XSHE)	2,836,726	1,907
		Shares	Market Value• ($000)
	East Group Co. Ltd. Class A	1,984,000	1,907
*	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	915,000	1,906
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	852,417	1,901
	Hangzhou Lion Electronics Co. Ltd. Class A	244,052	1,901
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	463,100	1,901
	Shaanxi International Trust Co. Ltd. Class A	4,298,980	1,899
	Shanxi Coking Co. Ltd. Class A	2,255,474	1,894
	Bank of Chongqing Co. Ltd. Class A	1,626,217	1,894
	TangShan Port Group Co. Ltd. Class A (XSSC)	4,553,335	1,891
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	2,445,840	1,891
	Oriental Energy Co. Ltd. Class A	1,745,621	1,891
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSSC)	3,487,528	1,890
*	Roshow Technology Co. Ltd. Class A	1,598,800	1,890
	Kunlun Tech Co. Ltd. Class A (XSEC)	872,456	1,885
	Glarun Technology Co. Ltd. Class A (XSSC)	871,649	1,885
	Do-Fluoride New Materials Co. Ltd. Class A (XSHE)	398,450	1,884
	Zhejiang Weiming Environment Protection Co. Ltd. Class A (XSSC)	508,599	1,883
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A (XSEC)	2,152,700	1,882

41

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Pang Da Automobile Trade Co. Ltd. Class A	9,653,200	1,882
	Western Mining Co. Ltd. Class A (XSSC)	1,053,500	1,879
	Sino Biological Inc. Class A	110,770	1,878
	Sinoma International Engineering Co. Class A (XSSC)	1,595,522	1,877
	Maanshan Iron & Steel Co. Ltd. Class A (XSHG)	3,155,000	1,875
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	1,444,129	1,872
	Guangdong Electric Power Development Co. Ltd. Class A	2,888,500	1,870
	Nanjing Gaoke Co. Ltd. Class A (XSSC)	1,141,108	1,867
	Weihai Guangwei Composites Co. Ltd. Class A (XSHE)	248,048	1,865
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	2,599,294	1,864
	China National Software & Service Co. Ltd. Class A (XSSC)	380,334	1,860
*,2	LVGEM China Real Estate Investment Co. Ltd.	13,724,000	1,852
*	Grandjoy Holdings Group Co. Ltd. Class A (XSHE)	3,113,300	1,852
	Guocheng Mining Co. Ltd. Class A	870,800	1,850
	Fibocom Wireless Inc. Class A	402,970	1,850
	Shanghai Huace Navigation Technology Ltd. Class A	376,100	1,844
	Zhongshan Public Utilities Group Co. Ltd. Class A (XSHE)	1,593,736	1,841
		Shares	Market Value• ($000)
*	C&D Property Management Group Co. Ltd.	3,819,000	1,838
	Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSSC)	1,202,860	1,833
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	1,190,036	1,831
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A (XSSC)	1,043,125	1,829
	Shandong Pharmaceutical Glass Co. Ltd. Class A	580,232	1,829
	Wangfujing Group Co. Ltd. Class A (XSHG)	532,351	1,827
	C&S Paper Co. Ltd. Class A (XSHE)	1,152,090	1,827
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	6,449,000	1,826
	Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSHG)	1,466,300	1,825
	Levima Advanced Materials Corp. Class A	639,500	1,824
*	BTG Hotels Group Co. Ltd. Class A (XSSC)	514,100	1,823
*	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A (XSSC)	482,625	1,820
	DHC Software Co. Ltd. Class A (XSHE)	2,080,100	1,819
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A (XSHE)	480,685	1,819
	Offshore Oil Engineering Co. Ltd. Class A (XSSC)	2,941,170	1,818
	Hangjin Technology Co. Ltd. Class A (XSEC)	424,000	1,813

42

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Ningbo Tuopu Group Co. Ltd. Class A (XSHG)	231,855	1,812
*	Yunnan Aluminium Co. Ltd. Class A (XSHE)	1,157,000	1,809
	Shanghai M&G Stationery Inc. Class A (XSHG)	249,275	1,806
	Chengdu Wintrue Holding Co. Ltd. Class A	868,170	1,805
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A (XSHE)	4,554,460	1,804
	Xianhe Co. Ltd. Class A	601,745	1,798
	Caida Securities Co. Ltd. Class A	1,598,300	1,797
	China South Publishing & Media Group Co. Ltd. Class A (XSSC)	1,234,249	1,796
*	Nuode Investment Co. Ltd. Class A	1,375,500	1,792
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	1,269,500	1,792
[2]	Times Neighborhood Holdings Ltd.	6,647,032	1,790
	Keshun Waterproof Technologies Co. Ltd. Class A	1,101,860	1,787
	Yealink Network Technology Corp. Ltd. Class A (XSEC)	152,059	1,784
	Shanghai Jahwa United Co. Ltd. Class A (XSSC)	378,925	1,783
*	Beiqi Foton Motor Co. Ltd. Class A (XSHG)	5,405,876	1,782
	Wolong Electric Group Co. Ltd. Class A (XSSC)	1,084,833	1,778
	Unisplendour Corp. Ltd. Class A (XSHE)	693,297	1,778
	Sichuan Swellfun Co. Ltd. Class A (XSSC)	167,033	1,776
		Shares	Market Value• ($000)
	Wuxi Taiji Industry Co. Ltd. Class A (XSSC)	1,770,531	1,772
*	BTG Hotels Group Co. Ltd. Class A (XSHG)	499,726	1,772
	SDIC Capital Co. Ltd. Class A (XSHG)	1,831,904	1,771
*	Beijing Jingyuntong Technology Co. Ltd. Class A	2,172,503	1,771
	Cathay Biotech Inc. Class A	127,521	1,769
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	3,903,600	1,768
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSSC)	2,050,466	1,766
	Hubei Xingfa Chemicals Group Co. Ltd. Class A (XSHG)	367,200	1,766
	Sino Wealth Electronic Ltd. Class A (XSHE)	204,780	1,765
	Huali Industrial Group Co. Ltd. Class A (XSHE)	170,000	1,765
[2]	Zhenro Properties Group Ltd.	22,929,508	1,764
*	Great Chinasoft Technology Co. Ltd. Class A	1,077,300	1,759
*	PharmaBlock Sciences Nanjing Inc. Class A (XSHE)	152,414	1,758
	Qingling Motors Co. Ltd. Class H	9,812,072	1,749
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,365,949	1,748
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	3,704,850	1,744
	Tian Di Science & Technology Co. Ltd. Class A (XSSC)	2,566,939	1,741
	ORG Technology Co. Ltd. Class A	2,362,407	1,738

43

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,369,800	1,738
	Beijing Capital Development Co. Ltd. Class A (XSSC)	2,014,531	1,737
	China Express Airlines Co. Ltd. Class A	1,118,500	1,736
	Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSSC)	856,438	1,735
*	China Railway Construction Heavy Industry Corp. Ltd. Class A	2,906,222	1,734
	Hangzhou Dptech Technologies Co. Ltd. Class A	551,765	1,732
	ZWSOFT Co. Ltd. Guangzhou Class A	58,604	1,732
	Jizhong Energy Resources Co. Ltd. Class A (XSEC)	1,519,400	1,731
*	Siasun Robot & Automation Co. Ltd. Class A	1,499,651	1,730
*	Neusoft Corp. Class A	1,243,366	1,730
[2]	Jiayuan International Group Ltd.	11,405,853	1,728
*	XTC New Energy Materials Xiamen Co. Ltd. Class A	168,346	1,726
	Shanghai Tunnel Engineering Co. Ltd. Class A (XSSC)	1,945,380	1,723
	Rongsheng Petrochemical Co. Ltd. Class A (XSEC)	832,504	1,716
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	2,270,886	1,711
	Dajin Heavy Industry Co. Ltd. Class A	538,200	1,710
*	Nanjing Tanker Corp. Class A	5,953,700	1,709
		Shares	Market Value• ($000)
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (XSSC)	744,387	1,708
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	70,949	1,708
	Sinochem International Corp. Class A (XSSC)	1,871,806	1,706
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	843,040	1,705
	Hengli Petrochemical Co. Ltd. Class A (XSSC)	541,200	1,703
	Lianhe Chemical Technology Co. Ltd. Class A	853,200	1,703
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	921,221	1,701
	Hangcha Group Co. Ltd. Class A	769,580	1,700
	Sunflower Pharmaceutical Group Co. Ltd. Class A	604,108	1,697
	Beijing Balance Medical Technology Co. Ltd. Class A	77,883	1,697
*	Hybio Pharmaceutical Co. Ltd. Class A (XSEC)	815,691	1,695
	Beijing Gehua CATV Network Co. Ltd. Class A	1,339,400	1,693
	Xiamen C & D Inc. Class A (XSSC)	772,400	1,688
	Shengyi Technology Co. Ltd. Class A (XSHG)	671,118	1,687
	JA Solar Technology Co. Ltd. Class A (XSEC)	137,900	1,683
	JiuGui Liquor Co. Ltd. Class A (XSEC)	74,400	1,680

44

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Jiangsu GoodWe Power Supply Technology Co. Ltd. Class A (XSHG)	65,229	1,679
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A (XSEC)	683,200	1,678
*	Guangdong Golden Dragon Development Inc. Class A (XSHE)	892,900	1,674
	Guangzhou Zhujiang Brewery Co. Ltd. Class A (XSHE)	1,435,600	1,667
	Angel Yeast Co. Ltd. Class A (XSSC)	286,988	1,665
	Goke Microelectronics Co. Ltd. Class A	176,849	1,665
*	Lifan Technology Group Co. Ltd. Class A	2,815,200	1,663
	Suplet Power Co. Ltd. Class A	254,807	1,660
	Dongjiang Environmental Co. Ltd. Class A (XSHE)	1,905,066	1,657
	Shenzhen Hopewind Electric Co. Ltd. Class A	427,900	1,657
	Shenzhen Yinghe Technology Co. Ltd. Class A	620,560	1,657
	Biem.L.Fdlkk Garment Co. Ltd. Class A	489,664	1,656
	Eastern Communications Co. Ltd. Class A (XSSC)	1,312,062	1,652
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	379,500	1,652
	Shenzhen Fine Made Electronics Group Co. Ltd. Class A (XSHE)	192,100	1,652
	Guangzhou Haige Communications Group Inc. Co. Class A (XSHE)	1,201,147	1,644
		Shares	Market Value• ($000)
	Sichuan Road & Bridge Co. Ltd. Class A (XSHG)	1,041,337	1,642
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	417,840	1,638
	Financial Street Holdings Co. Ltd. Class A (XSHE)	1,676,851	1,637
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A (XSSC)	2,126,424	1,636
	RiseSun Real Estate Development Co. Ltd. Class A (XSHE)	2,871,785	1,631
	Nanjing Yunhai Special Metals Co. Ltd. Class A	616,934	1,629
	Kailuan Energy Chemical Co. Ltd. Class A (XSHG)	1,477,669	1,623
	Sanwei Holding Group Co. Ltd. Class A	533,100	1,620
	Kaishan Group Co. Ltd. Class A	830,608	1,617
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,447,940	1,616
	Xinyu Iron & Steel Co. Ltd. Class A (XSHG)	1,870,600	1,613
*	Hang Zhou Great Star Industrial Co. Ltd. Class A (XSHE)	692,700	1,613
	Westone Information Industry Inc. Class A (XSEC)	337,394	1,610
	Anhui Construction Engineering Group Co. Ltd. Class A	1,699,609	1,610
	Sealand Securities Co. Ltd. Class A (XSHE)	3,177,265	1,610
	COFCO Sugar Holding Co. Ltd. Class A	1,487,749	1,607
*	Fujian Sunner Development Co. Ltd. Class A (XSHE)	652,847	1,607

45

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	2,244,251	1,604
	GCI Science & Technology Co. Ltd. Class A	562,600	1,603
	CNGR Advanced Material Co. Ltd. Class A (XSHE)	127,000	1,603
*	Jiangsu Hoperun Software Co. Ltd. Class A	760,746	1,601
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A (XSEC)	342,082	1,598
	PhiChem Corp. Class A	498,100	1,598
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A (XSHE)	849,296	1,595
*	Saturday Co. Ltd. Class A	803,304	1,594
	NanJi E-Commerce Co. Ltd. Class A	2,206,043	1,592
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A (XSHG)	1,120,400	1,590
	Yunnan Copper Co. Ltd. Class A (XSEC)	1,013,600	1,589
	Sinotrans Ltd. Class A (XSHG)	2,797,395	1,588
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	330,880	1,588
	Zhongji Innolight Co. Ltd. Class A (XSEC)	342,986	1,586
	Zhongjin Gold Corp. Ltd. Class A (XSHG)	1,449,250	1,586
	Shanghai AJ Group Co. Ltd. Class A	1,776,098	1,585
	Shanghai Hiuv New Materials Co. Ltd. Class A	63,916	1,585
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSHG)	2,920,501	1,583
		Shares	Market Value• ($000)
	Northeast Securities Co. Ltd. Class A (XSHE)	1,604,558	1,582
*	Farasis Energy Gan Zhou Co. Ltd. Class A	549,615	1,581
	Chongqing Department Store Co. Ltd. Class A	374,760	1,578
	Harbin Boshi Automation Co. Ltd. Class A	1,008,732	1,578
	Sailun Group Co. Ltd. Class A (XSSC)	1,085,915	1,577
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	3,305,740	1,577
	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	1,446,657	1,577
	Xinjiang Communications Construction Group Co. Ltd. Class A	576,600	1,577
	Leyard Optoelectronic Co. Ltd. Class A (XSEC)	1,748,173	1,574
	Yango Group Co. Ltd. Class A	4,010,183	1,571
	Shanghai Pret Composites Co. Ltd. Class A	1,003,062	1,569
*,1,2	Koolearn Technology Holding Ltd.	3,617,500	1,568
	Ningbo Joyson Electronic Corp. Class A (XSHG)	955,826	1,568
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	631,460	1,568
	Xinjiang Zhongtai Chemical Co. Ltd. Class A (XSEC)	1,403,800	1,565
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A (XSHG)	1,311,701	1,563
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	773,385	1,562

46

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Shaanxi Construction Engineering Group Corp. Ltd. Class A (XSHG)	1,889,590	1,560
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (XSHG)	679,970	1,560
	Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSSC)	3,004,652	1,559
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	171,600	1,559
	Anhui Kouzi Distillery Co. Ltd. Class A (XSSC)	201,427	1,557
	China Coal Xinji Energy Co. Ltd. Class A	2,203,900	1,556
*	Pacific Securities Co. Ltd. Class A (XSSC)	3,822,620	1,555
*	CETC Acoustic-Optic-Electronic Technology Inc.	1,121,700	1,555
	Shanghai Haohai Biological Technology Co. Ltd. Class A	131,582	1,554
	Shandong Sun Paper Industry JSC Ltd. Class A (XSEC)	835,800	1,553
	Joyoung Co. Ltd. Class A	682,392	1,552
	Humanwell Healthcare Group Co. Ltd. Class A (XSSC)	656,207	1,550
*	China Fangda Group Co. Ltd. Class B	6,000,994	1,547
	Wuxi Rural Commercial Bank Co. Ltd. Class A	1,810,900	1,546
	Sichuan Yahua Industrial Group Co. Ltd. Class A (XSEC)	388,400	1,543
*	STO Express Co. Ltd. Class A (XSHE)	1,212,376	1,541
	Xi'an Bright Laser Technologies Co. Ltd. Class A	71,837	1,541
		Shares	Market Value• ($000)
	Yutong Bus Co. Ltd. Class A (XSSC)	1,347,414	1,540
	Beijing Shunxin Agriculture Co. Ltd. Class A (XSHE)	499,354	1,540
	Lao Feng Xiang Co. Ltd. Class A	258,900	1,533
*	Shanghai DZH Ltd. Class A	1,945,300	1,533
	Jinko Power Technology Co. Ltd. Class A	2,169,800	1,533
	Han's Laser Technology Industry Group Co. Ltd. Class A (XSHE)	367,400	1,530
	Hongda Xingye Co. Ltd. Class A	2,931,800	1,529
	Jiangxi Ganyue Expressway Co. Ltd. Class A	2,901,500	1,526
	Shanghai M&G Stationery Inc. Class A (XSSC)	210,300	1,523
*	Shanghai Foreign Service Holding Group Co. Ltd. (XSHG)	1,815,100	1,523
	Dongguan Development Holdings Co. Ltd. Class A	1,091,801	1,522
	North China Pharmaceutical Co. Ltd. Class A	1,585,460	1,520
	Huaan Securities Co. Ltd. Class A (XSHG)	2,312,221	1,519
*	China CAMC Engineering Co. Ltd. Class A	1,168,000	1,518
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A (XSEC)	2,409,400	1,517
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	1,374,513	1,512
	Dongfang Electric Corp. Ltd. Class A (XSHG)	795,900	1,505
	Beijing Jingneng Power Co. Ltd. Class A (XSSC)	3,443,903	1,504

47

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	5,596,869	1,503
	Suofeiya Home Collection Co. Ltd. Class A	486,978	1,500
	DBAPP Security Ltd. Class A	81,099	1,500
	Yixintang Pharmaceutical Group Co. Ltd. Class A	490,554	1,500
	Jizhong Energy Resources Co. Ltd. Class A (XSHE)	1,315,107	1,498
	Xiangcai Co. Ltd. Class A	1,488,900	1,498
	Zhejiang Longsheng Group Co. Ltd. Class A (XSSC)	983,700	1,497
*,2	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,281,750	1,497
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XSSC)	853,196	1,496
	Fangda Special Steel Technology Co. Ltd. Class A (XSSC)	1,181,177	1,496
*	Huaihe Energy Group Co. Ltd. Class A	3,346,600	1,496
*	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSHG)	2,236,157	1,495
	Wuhu Token Science Co. Ltd. Class A (XSHE)	1,627,300	1,495
	Unisplendour Corp. Ltd. Class A (XSEC)	580,826	1,490
	Shanghai Electric Group Co. Ltd. Class A (XSSC)	2,571,067	1,490
	Lancy Co. Ltd. Class A	430,900	1,490
	Han's Laser Technology Industry Group Co. Ltd. Class A (XSEC)	357,723	1,489
		Shares	Market Value• ($000)
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	2,951,245	1,488
[3]	Henan Shenhuo Coal & Power Co. Ltd. Class A (XSEC)	818,700	1,488
*	Shanghai Liangxin Electrical Co. Ltd. Class A	925,872	1,488
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	220,100	1,487
	Zhejiang Hailiang Co. Ltd. Class A (XSHE)	1,087,716	1,486
	Fujian Aonong Biological Technology Group Inc. Ltd. Class A (XSHG)	595,750	1,486
	Gansu Shangfeng Cement Co. Ltd. Class A	470,400	1,486
	Do-Fluoride New Materials Co. Ltd. Class A (XSEC)	313,600	1,483
	Luolai Lifestyle Technology Co. Ltd. Class A	784,283	1,483
[2]	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	3,561,772	1,479
	FAW Jiefang Group Co. Ltd. Class A	1,206,800	1,478
	Electric Connector Technology Co. Ltd. Class A	358,005	1,476
	Xiamen Kingdomway Group Co. Class A (XSHE)	462,900	1,475
	Western Securities Co. Ltd. Class A (XSEC)	1,569,968	1,474
	Sansteel Minguang Co. Ltd. Fujian Class A (XSHE)	1,418,556	1,474
	Beijing Dahao Technology Corp. Ltd. Class A	563,787	1,474
	Shanying International Holding Co. Ltd. Class A (XSSC)	3,457,725	1,472

48

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A (XSEC)	290,600	1,469
	Guangdong Hybribio Biotech Co. Ltd. Class A	442,947	1,466
	Sichuan Changhong Electric Co. Ltd. Class A (XSHG)	3,659,100	1,463
	Jiangsu Guotai International Group Co. Ltd. (XSEC)	1,057,871	1,462
[1,2]	Qingdao Port International Co. Ltd. Class H	2,903,915	1,462
	Greenland Holdings Corp. Ltd. Class A (XSSC)	2,010,120	1,462
*	GalaxyCore Inc. Class A	561,373	1,462
	Rockchip Electronics Co. Ltd.	141,900	1,460
	Qianhe Condiment & Food Co. Ltd. Class A (XSHG)	546,672	1,456
	Hualan Biological Engineering Inc. Class A (XSEC)	574,478	1,446
	Shenzhen H&T Intelligent Control Co. Ltd. Class A (XSHE)	708,842	1,446
	Taiji Computer Corp. Ltd. Class A	556,906	1,444
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A (XSEC)	711,100	1,440
*	China Tianying Inc. Class A	2,242,000	1,439
	Gaona Aero Material Co. Ltd. Class A (XSHE)	331,600	1,439
*	Chengdu RML Technology Co. Ltd. Class A	63,237	1,439
*	Rising Nonferrous Metals Share Co. Ltd. Class A	290,620	1,438
	Jiangxi Zhengbang Technology Co. Ltd. Class A (XSEC)	1,634,398	1,437
		Shares	Market Value• ($000)
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,345,900	1,437
	Beijing Shougang Co. Ltd. Class A (XSHE)	1,993,600	1,435
	Beijing Haohua Energy Resource Co. Ltd. Class A	1,187,300	1,435
	Central China Securities Co. Ltd. Class A (XSSC)	2,405,400	1,432
*	YanAn Bicon Pharmaceutical Listed Co. Class A	1,470,800	1,431
	Jade Bird Fire Co. Ltd. Class A	288,995	1,430
	Zhejiang Narada Power Source Co. Ltd. Class A	879,962	1,428
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A (XSHE)	1,986,905	1,428
	JSTI Group Class A	1,199,857	1,423
	Xiamen ITG Group Corp. Ltd. Class A (XSSC)	1,262,574	1,423
[2]	First Tractor Co. Ltd. Class H	2,905,706	1,419
	INESA Intelligent Tech Inc. Class A	1,497,190	1,419
*	Beijing BDStar Navigation Co. Ltd. Class A (XSHE)	339,651	1,417
*	Jihua Group Corp. Ltd. Class A	3,491,500	1,417
	Amoy Diagnostics Co. Ltd. Class A	204,700	1,412
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	1,774,500	1,412
	IKD Co. Ltd. Class A	876,400	1,411
	Xinjiang Tianshan Cement Co. Ltd. Class A (XSEC)	766,600	1,410
	Shenzhen Kaifa Technology Co. Ltd. Class A (XSHE)	958,400	1,409

49

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	QuakeSafe Technologies Co. Ltd.	188,800	1,409
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (XSHE)	1,479,817	1,408
	Tianjin Port Co. Ltd. Class A (XSHG)	2,315,508	1,407
	All Winner Technology Co. Ltd. Class A	512,430	1,405
	Hainan Poly Pharm Co. Ltd. Class A (XSHE)	352,626	1,405
	Wangfujing Group Co. Ltd. Class A (XSSC)	409,042	1,404
	JCHX Mining Management Co. Ltd. Class A (XSHG)	439,296	1,402
	Jiangxi Wannianqing Cement Co. Ltd. Class A	828,724	1,399
	Chengdu Kanghua Biological Products Co. Ltd. Class A	78,700	1,399
	Beijing E-Hualu Information Technology Co. Ltd. Class A	634,529	1,397
	Yusys Technologies Co. Ltd. Class A	618,780	1,396
	Jiangsu Shagang Co. Ltd. Class A	1,960,385	1,392
*	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	525,800	1,390
	Shanghai Environment Group Co. Ltd. Class A	955,007	1,389
	Bestechnic Shanghai Co. Ltd. Class A	80,426	1,389
	China Galaxy Securities Co. Ltd. Class A	995,320	1,388
*	Chongqing Iron & Steel Co. Ltd. Class A (XSHG)	5,006,188	1,388
		Shares	Market Value• ($000)
	Beijing Compass Technology Development Co. Ltd. Class A	196,800	1,388
*	China Aluminum International Engineering Corp. Ltd. Class A	2,145,700	1,388
*	OFILM Group Co. Ltd. Class A (XSHE)	1,662,925	1,387
	Sai Micro Electronics Inc. Class A	693,440	1,385
	Tangshan Jidong Cement Co. Ltd. Class A (XSHE)	851,877	1,385
	CNHTC Jinan Truck Co. Ltd. Class A	931,339	1,382
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A (XSEC)	382,600	1,380
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A (XSHE)	118,600	1,376
*	Chongqing Taiji Industry Group Co. Ltd. Class A	574,700	1,373
*	Jilin Electric Power Co. Ltd. Class A (XSHE)	1,452,680	1,373
	Hebei Chengde Lulu Co. Ltd. Class A (XSHE)	1,096,852	1,372
	Valiant Co. Ltd. Class A (XSHE)	510,250	1,372
*	Shandong Longda Meishi Co. Ltd. Class A	904,000	1,371
	China World Trade Center Co. Ltd. Class A (XSSC)	635,535	1,370
	Ningbo Shanshan Co. Ltd. Class A (XSHG)	411,840	1,367
	Zhongji Innolight Co. Ltd. Class A (XSHE)	295,537	1,367
	Rizhao Port Co. Ltd. Class A	3,208,600	1,366
*	Orient Group Inc. Class A	3,391,900	1,366

50

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Citic Pacific Special Steel Group Co. Ltd. Class A (XSEC)	502,645	1,365
	Bluestar Adisseo Co. Class A	1,009,941	1,365
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	856,902	1,362
	Huafon Chemical Co. Ltd. Class A (XSEC)	1,157,900	1,358
	Huagong Tech Co. Ltd. Class A (XSHE)	536,500	1,358
	Shanghai Belling Co. Ltd. Class A (XSSC)	575,144	1,357
	Bank of Qingdao Co. Ltd. Class A (XSHE)	2,453,590	1,354
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	726,280	1,354
	DongFeng Automobile Co. Ltd. Class A	1,936,312	1,351
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	217,300	1,350
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	1,238,529	1,350
	PCI Technology Group Co. Ltd. Class A (XSHG)	1,516,958	1,348
	Zhefu Holding Group Co. Ltd. Class A (XSHE)	1,995,490	1,348
*	Mianyang Fulin Precision Co. Ltd. (XSHE)	450,800	1,347
*,3	Shanghai Topcare Medical Services Co. Ltd. (XSHG)	603,582	1,346
	B-Soft Co. Ltd. Class A	1,485,966	1,346
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A (XSHE)	547,439	1,345
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	986,738	1,343
		Shares	Market Value• ($000)
	GF Securities Co. Ltd. Class A (XSEC)	557,671	1,342
	Dong-E-E-Jiao Co. Ltd. Class A (XSHE)	293,067	1,340
	Daan Gene Co. Ltd. Class A (XSEC)	491,344	1,339
	Pengxin International Mining Co. Ltd. Class A	2,456,000	1,337
	Shandong Chenming Paper Holdings Ltd. Class A (XSHE)	1,677,550	1,336
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A (XSHE)	1,202,040	1,334
	CGN Power Co. Ltd. Class A	3,113,500	1,332
	Arcsoft Corp. Ltd. Class A	390,648	1,332
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A (XSEC)	372,934	1,331
*	Haisco Pharmaceutical Group Co. Ltd. Class A	598,264	1,330
*	Shenzhen Huaqiang Industry Co. Ltd. Class A	782,836	1,329
	Sinoma Science & Technology Co. Ltd. Class A (XSEC)	435,500	1,327
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A (XSHG)	770,650	1,327
*	Sonoscape Medical Corp. Class A	346,467	1,327
*	Kingnet Network Co. Ltd. Class A	1,947,732	1,325
	Yifan Pharmaceutical Co. Ltd. Class A (XSHE)	740,302	1,324
	Bright Dairy & Food Co. Ltd. Class A (XSSC)	794,000	1,323

51

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Yantai Tayho Advanced Materials Co. Ltd. Class A	668,261	1,323
	Hesteel Co. Ltd. Class A (XSHE)	3,757,200	1,322
*	Wonders Information Co. Ltd. Class A	1,073,100	1,321
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A (XSEC)	354,360	1,321
	ADAMA Ltd. Class A	915,100	1,319
	Shenma Industry Co. Ltd. Class A	939,904	1,319
	Guangdong Dowstone Technology Co. Ltd. Class A (XSEC)	509,500	1,316
*	Gree Real Estate Co. Ltd. Class A (XSSC)	1,695,100	1,314
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	83,302	1,314
	Shenzhen Leaguer Co. Ltd. Class A	1,145,721	1,309
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	3,277,266	1,306
	OPT Machine Vision Tech Co. Ltd. Class A	58,392	1,306
	Jiangsu Linyang Energy Co. Ltd. Class A (XSSC)	1,258,325	1,305
	Beijing Dabeinong Technology Group Co. Ltd. Class A (XSEC)	1,206,300	1,304
	Kehua Data Co. Ltd. Class A	440,300	1,304
	Red Avenue New Materials Group Co. Ltd. Class A (XSHG)	345,100	1,303
*	Wanda Film Holding Co. Ltd. Class A (XSHE)	755,300	1,300
	Beijing Tongtech Co. Ltd. Class A	559,680	1,299
*	Suning.com Co. Ltd. Class A (XSEC)	2,656,370	1,298
		Shares	Market Value• ($000)
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSHG)	1,293,916	1,296
	Tongyu Heavy Industry Co. Ltd. Class A	3,501,757	1,295
*	Inner Mongolia Xingye Mining Co. Ltd. Class A (XSHE)	1,276,772	1,292
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	1,433,500	1,292
	Shenghe Resources Holding Co. Ltd. Class A (XSSC)	546,600	1,291
	CETC Digital Technology Co. Ltd. Class A	405,360	1,290
	Shenzhen Gas Corp. Ltd. Class A (XSSC)	1,333,087	1,289
	Hisense Visual Technology Co. Ltd. Class A (XSHG)	788,700	1,287
	Winner Medical Co. Ltd. Class A	149,861	1,286
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSSC)	1,304,852	1,285
*	Yunnan Tin Co. Ltd. Class A (XSHE)	476,300	1,283
*	NavInfo Co. Ltd. Class A (XSEC)	684,887	1,281
	Sichuan Hexie Shuangma Co. Ltd. Class A (XSHE)	484,900	1,281
	Xiamen Faratronic Co. Ltd. Class A (XSHG)	58,248	1,281
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	560,880	1,281
	Grandblue Environment Co. Ltd. Class A (XSSC)	458,060	1,280

52

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A (XSHE)	792,819	1,280
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A (XSHG)	799,750	1,280
	TongFu Microelectronics Co. Ltd. Class A (XSHE)	644,588	1,280
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	830,450	1,279
	Fujian Expressway Development Co. Ltd. Class A	3,044,400	1,278
	BrightGene Bio-Medical Technology Co. Ltd. Class A	414,069	1,278
	Sino-Platinum Metals Co. Ltd. Class A (XSSC)	517,718	1,277
	Grinm Advanced Materials Co. Ltd. Class A (XSSC)	623,800	1,277
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSSC)	1,344,100	1,277
	MLS Co. Ltd. Class A (XSEC)	952,800	1,276
	Xilinmen Furniture Co. Ltd. Class A	357,900	1,274
	LianChuang Electronic Technology Co. Ltd. Class A (XSHE)	747,661	1,273
*	NYOCOR Co. Ltd. Class A	1,483,800	1,273
	Beibuwan Port Co. Ltd. Class A	1,122,600	1,273
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	401,640	1,271
	Shaanxi Construction Engineering Group Corp. Ltd. Class A (XSSC)	1,539,035	1,270
		Shares	Market Value• ($000)
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A (XSHE)	1,148,100	1,269
	China Wafer Level CSP Co. Ltd. Class A (XSHG)	284,592	1,269
	First Tractor Co. Ltd. Class A (XSSC)	828,289	1,268
	Weihai Guangwei Composites Co. Ltd. Class A (XSEC)	168,500	1,267
*	Guosheng Financial Holding Inc. Class A (XSHE)	1,012,873	1,265
*	Beijing Jetsen Technology Co. Ltd. Class A (XSEC)	1,742,123	1,264
*	Digital China Group Co. Ltd. Class A	611,901	1,264
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A (XSHE)	2,118,077	1,263
*	Shanghai Guijiu Co. Ltd. Class A	320,500	1,262
	Dong-E-E-Jiao Co. Ltd. Class A (XSEC)	275,700	1,261
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	1,214,900	1,261
	Guangzhou Development Group Inc. Class A (XSHG)	1,503,400	1,257
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A (XSEC)	2,273,294	1,256
	Hangzhou Onechance Tech Corp. Class A	262,325	1,256
*	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	52,138	1,256
*	Foran Energy Group Co. Ltd.	933,470	1,253

53

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Offcn Education Technology Co. Ltd. Class A	1,819,276	1,253
	China Animal Husbandry Industry Co. Ltd. Class A (XSHG)	748,498	1,251
*	Hainan Strait Shipping Co. Ltd. Class A (XSHE)	1,677,780	1,251
	Shenzhen Topband Co. Ltd. Class A	1,046,200	1,250
*	Pacific Shuanglin Bio-pharmacy Co. Ltd. (XSHE)	465,203	1,249
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XSHG)	711,600	1,248
	Shenzhen Desay Battery Technology Co. Class A (XSHE)	267,380	1,248
	Nanjing Hanrui Cobalt Co. Ltd. Class A (XSHE)	162,400	1,248
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A (XSSC)	422,329	1,247
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	234,317	1,241
*	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	1,946,363	1,239
*	Jinneng Holding Shanxi Electric Power Co. Ltd.	2,698,046	1,237
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	440,200	1,237
	Truking Technology Ltd. Class A	527,800	1,236
	Guangdong Tapai Group Co. Ltd. Class A (XSHE)	931,036	1,234
	Guangxi Liugong Machinery Co. Ltd. Class A	1,331,561	1,232
	Tech-Bank Food Co. Ltd. Class A (XSHE)	1,236,974	1,232
		Shares	Market Value• ($000)
*	China Tungsten & Hightech Materials Co. Ltd. Class A	831,060	1,232
	Jiangsu Financial Leasing Co. Ltd. Class A	1,645,707	1,230
	Guangdong Lyric Robot Automation Co. Ltd. Class A	51,977	1,229
	Beijing SuperMap Software Co. Ltd. Class A	490,500	1,227
	TongFu Microelectronics Co. Ltd. Class A (XSEC)	617,991	1,227
	Sinocare Inc. Class A	543,300	1,226
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSHG)	1,991,001	1,225
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	352,352	1,224
	Hefei Meiya Optoelectronic Technology Inc. Class A (XSHE)	358,050	1,224
*	Jilin Electric Power Co. Ltd. Class A (XSEC)	1,294,200	1,223
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	191,000	1,223
	Topsec Technologies Group Inc. Class A (XSHE)	879,332	1,222
	Eoptolink Technology Inc. Ltd. Class A (XSHE)	347,812	1,222
	Shanghai Huayi Group Co. Ltd. Class A (XSHG)	1,096,976	1,221
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	355,488	1,221
	Zhejiang Meida Industrial Co. Ltd. Class A (XSEC)	572,800	1,218
*	Ourpalm Co. Ltd. Class A	2,633,461	1,217

54

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A (XSHE)	277,830	1,216
*	China Fortune Land Development Co. Ltd. Class A (XSSC)	2,655,465	1,212
	Wuchan Zhongda Group Co. Ltd. Class A (XSHG)	1,626,115	1,212
	Foryou Corp.	254,000	1,210
*	Yintai Gold Co. Ltd. Class A (XSEC)	857,780	1,209
	Beijing Strong Biotechnologies Inc. Class A	565,885	1,209
	Fujian Star-net Communication Co. Ltd. Class A (XSHE)	369,581	1,209
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSSC)	1,130,306	1,209
	Bank of Suzhou Co. Ltd. Class A	1,108,700	1,208
*	Qinghai Spring Medicinal Resources Technology Co. Ltd. Class A	501,881	1,207
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	703,200	1,207
*,2	Zhihu Inc. Class A ADR	778,434	1,207
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	898,950	1,206
*	Yunnan Energy Investment Co. Ltd. Class A	751,155	1,204
	Datang International Power Generation Co. Ltd. Class A	3,482,700	1,204
*	Chengzhi Co. Ltd. Class A (XSEC)	842,000	1,203
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	202,337	1,203
		Shares	Market Value• ($000)
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A (XSHG)	288,300	1,200
	Jiang Su Suyan Jingshen Co. Ltd. Class A	761,500	1,199
	Hubei Energy Group Co. Ltd. Class A (XSEC)	1,930,290	1,197
*	CITIC Guoan Information Industry Co. Ltd. Class A (XSHE)	2,563,300	1,197
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	1,984,439	1,193
	Lushang Health Industry Development Co. Ltd. Class A	925,879	1,193
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	297,909	1,193
	Shanghai Chinafortune Co. Ltd. Class A (XSSC)	812,561	1,191
	Befar Group Co. Ltd. Class A (XSHG)	1,479,242	1,190
	Xi'An Shaangu Power Co. Ltd. Class A (XSSC)	1,038,126	1,190
	Keda Industrial Group Co. Ltd. (XSSC)	554,600	1,189
	Beijing GeoEnviron Engineering & Technology Inc. Class A (XSSC)	548,630	1,187
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	2,438,150	1,186
	Tsinghua Tongfang Co. Ltd. Class A (XSHG)	1,923,200	1,185
	Yankershop Food Co. Ltd. Class A	112,100	1,182
	Wanxiang Qianchao Co. Ltd. Class A (XSEC)	1,516,900	1,181
	Jiangsu Changhai Composite Materials Co. Ltd. Class A	469,128	1,180

55

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Phenix Optical Co. Ltd. Class A	275,600	1,180
	TDG Holdings Co. Ltd. Class A	940,100	1,178
	Financial Street Holdings Co. Ltd. Class A (XSEC)	1,203,460	1,175
[3]	Shanghai Weaver Network Co. Ltd. Class A (XSHG)	184,916	1,175
	Zhejiang Dingli Machinery Co. Ltd. Class A (XSSC)	209,400	1,174
*	Jiangsu Zongyi Co. Ltd. Class A	983,700	1,174
	APT Medical Inc. Class A	45,976	1,172
	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	1,171,610	1,171
*	Espressif Systems Shanghai Co. Ltd. Class A	75,282	1,171
*	Guangshen Railway Co. Ltd. Class A (XSSC)	3,727,334	1,168
*	Tibet Summit Resources Co. Ltd. Class A (XSHG)	399,825	1,168
	Accelink Technologies Co. Ltd. Class A (XSHE)	513,948	1,168
	Hunan Aihua Group Co. Ltd. Class A (XSHG)	293,306	1,167
	Ningbo Sanxing Medical Electric Co. Ltd. Class A (XSSC)	882,336	1,166
*	Shenzhen MTC Co. Ltd. Class A (XSHE)	2,400,755	1,165
*	Fujian Sunner Development Co. Ltd. Class A (XSEC)	472,967	1,164
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	434,798	1,163
	Zhejiang Crystal-Optech Co. Ltd. Class A (XSHE)	819,994	1,162
		Shares	Market Value• ($000)
	Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSHG)	1,706,976	1,161
	HLA Group Corp. Ltd. (XSHG)	1,475,631	1,160
	Wushang Group Co. Ltd. Class A	745,977	1,158
	Zhejiang Windey Co. Ltd. Class A	526,560	1,158
*	Suning Universal Co. Ltd. Class A (XSHE)	2,183,210	1,155
*	Blivex Technology Co. Ltd. Class A	4,172,796	1,155
	Inspur Electronic Information Industry Co. Ltd. Class A (XSEC)	310,040	1,153
	Laobaixing Pharmacy Chain JSC Class A (XSSC)	237,020	1,153
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	944,900	1,152
	Zheshang Securities Co. Ltd. Class A (XSHG)	832,600	1,152
	Shenzhen Changhong Technology Co. Ltd. Class A	485,400	1,151
	Changjiang Securities Co. Ltd. Class A (XSEC)	1,377,986	1,150
*	Yibin Tianyuan Group Co. Ltd. Class A	860,429	1,150
	Sichuan EM Technology Co. Ltd. Class A (XSHG)	698,750	1,149
*	Hongfa Technology Co. Ltd. Class A (XSSC)	156,950	1,145
	FAWER Automotive Parts Co. Ltd. Class A	1,597,545	1,145
	Guangzhou Haige Communications Group Inc. Co. Class A (XSEC)	835,700	1,144

56

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Anhui Zhongding Sealing Parts Co. Ltd. Class A (XSHE)	644,765	1,144
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A (XSHG)	729,300	1,144
	YanTai Shuangta Food Co. Ltd. Class A (XSHE)	1,051,000	1,142
*	Hunan Corun New Energy Co. Ltd. Class A	1,484,230	1,141
	Shandong WIT Dyne Health Co. Ltd. Class A	227,050	1,140
	Beijing Shougang Co. Ltd. Class A (XSEC)	1,581,061	1,138
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A (XSEC)	98,084	1,138
*	360 Security Technology Inc. Class A (XSHG)	923,000	1,137
*	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	1,609,931	1,134
	Tasly Pharmaceutical Group Co. Ltd. Class A (XSHG)	712,242	1,132
*	Nations Technologies Inc. Class A	521,400	1,131
	Yechiu Metal Recycling China Ltd. Class A	2,176,400	1,129
	Zhejiang Wanliyang Co. Ltd. Class A (XSEC)	1,126,200	1,127
	Jiangxi Zhengbang Technology Co. Ltd. Class A (XSHE)	1,279,608	1,125
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A (XSEC)	632,221	1,123
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,751,501	1,122
		Shares	Market Value• ($000)
	Shanghai Electric Power Co. Ltd. Class A (XSHG)	836,400	1,122
	Juewei Food Co. Ltd. Class A (XSHG)	168,760	1,118
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	1,054,500	1,115
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,700,924	1,112
*	HyUnion Holding Co. Ltd. Class A (XSHE)	1,013,582	1,112
	Shandong Jinjing Science & Technology Co. Ltd. Class A (XSSC)	1,271,196	1,111
	Henan Zhongyuan Expressway Co. Ltd. Class A	2,397,600	1,110
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	1,239,287	1,109
	Jafron Biomedical Co. Ltd. Class A (XSEC)	177,470	1,108
	Jiajiayue Group Co. Ltd. Class A	603,492	1,108
*	HC SemiTek Corp. Class A	1,212,450	1,108
	Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSSC)	606,052	1,103
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (XSEC)	1,459,514	1,100
	Newland Digital Technology Co. Ltd. Class A (XSHE)	618,095	1,099
	Shanghai Jahwa United Co. Ltd. Class A (XSHG)	232,700	1,095
*	Anhui Genuine New Materials Co. Ltd. Class A	323,300	1,094
	Anyang Iron & Steel Inc. Class A	2,716,980	1,093
	Camel Group Co. Ltd. Class A (XSSC)	872,471	1,092

57

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Shenzhen Megmeet Electrical Co. Ltd. Class A (XSHE)	386,775	1,092
	Fujian Apex Software Co. Ltd. Class A	309,300	1,092
*	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,390,724	1,091
*	Fujian Snowman Co. Ltd. Class A	724,468	1,091
	Tasly Pharmaceutical Group Co. Ltd. Class A (XSSC)	686,014	1,090
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSHG)	505,566	1,090
	DeHua TB New Decoration Materials Co. Ltd. Class A	760,550	1,088
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	714,870	1,087
	Black Peony Group Co. Ltd. Class A (XSSC)	806,287	1,087
*	Zhejiang Yongtai Technology Co. Ltd. Class A (XSEC)	288,087	1,086
*	Suzhou Good-Ark Electronics Co. Ltd. Class A	837,100	1,086
	BBMG Corp. Class A (XSHG)	2,563,314	1,085
	Shenergy Co. Ltd. Class A (XSSC)	1,292,291	1,084
	Shenzhen Jinjia Group Co. Ltd. Class A (XSHE)	821,000	1,084
*	Guangzhou GRG Metrology & Test Co. Ltd. Class A	466,500	1,084
	Shandong Hi-speed Co. Ltd. Class A (XSSC)	1,290,554	1,083
*	Ningxia Zhongyin Cashmere Co. Ltd. Class A	4,093,100	1,082
	Shenzhen Expressway Corp. Ltd. (XSHG)	768,900	1,081
*	Genetron Holdings Ltd. ADR	628,593	1,081
		Shares	Market Value• ($000)
*	Henan Huanghe Whirlwind Co. Ltd. Class A (XSHG)	764,600	1,080
	Moon Environment Technology Co. Ltd. Class A	795,284	1,079
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	1,150,408	1,078
	Baiyin Nonferrous Group Co. Ltd. Class A	2,667,900	1,077
*	Polaris Bay Group Co. Ltd. Class A (XSHG)	916,098	1,076
	Changzhou Qianhong Biopharma Co. Ltd. Class A (XSHE)	1,146,300	1,076
	CCS Supply Chain Management Co. Ltd. Class A	853,540	1,076
	Guangdong No. 2 Hydropower Engineering Co. Ltd. Class A	988,400	1,075
*	OFILM Group Co. Ltd. Class A (XSEC)	1,288,200	1,074
	Winall Hi-Tech Seed Co. Ltd. Class A (XSHE)	485,550	1,074
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A (XSHE)	229,000	1,073
	Xinjiang Zhongtai Chemical Co. Ltd. Class A (XSHE)	961,315	1,072
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSHG)	1,002,301	1,072
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	497,504	1,071
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSHG)	764,190	1,069
	Fangda Special Steel Technology Co. Ltd. Class A (XSHG)	842,878	1,068

58

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Luyang Energy-Saving Materials Co. Ltd.	445,340	1,066
	Shanghai Construction Group Co. Ltd. Class A (XSHG)	2,169,991	1,062
	Shenzhen Sunway Communication Co. Ltd. Class A (XSEC)	481,625	1,061
[1,2]	Cathay Media & Education Group Inc.	6,538,000	1,060
	Maccura Biotechnology Co. Ltd. Class A	366,530	1,059
	Top Resource Conservation & Environment Corp. Class A	847,100	1,059
	Huadian Power International Corp. Ltd. Class A (XSHG)	1,876,717	1,058
	Beijing Thunisoft Corp. Ltd. Class A	1,030,720	1,057
	An Hui Wenergy Co. Ltd. Class A (XSHE)	1,824,144	1,054
	Jinyuan EP Co. Ltd. Class A	615,996	1,053
	Shenzhen Heungkong Holding Co. Ltd. Class A (XSSC)	3,067,468	1,053
*	Minmetals Development Co. Ltd. Class A (XSHG)	922,286	1,051
*	Guangdong Advertising Group Co. Ltd. Class A	1,672,622	1,051
	Zhejiang Huatong Meat Products Co. Ltd. Class A	438,000	1,051
	Xuji Electric Co. Ltd. Class A (XSEC)	446,000	1,050
*	Beijing Ultrapower Software Co. Ltd. Class A	1,853,768	1,049
	Shenzhen Sunway Communication Co. Ltd. Class A (XSHE)	475,324	1,047
		Shares	Market Value• ($000)
	Ningbo Boway Alloy Material Co. Ltd. Class A	623,270	1,046
	Yijiahe Technology Co. Ltd. Class A	167,000	1,045
	Xuji Electric Co. Ltd. Class A (XSHE)	443,400	1,044
	Tibet Urban Development & Investment Co. Ltd. Class A (XSHG)	488,170	1,042
	Jack Technology Co. Ltd. Class A	309,475	1,039
*	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	474,719	1,038
	Minmetals Capital Co. Ltd. Class A	1,506,360	1,037
*	UTour Group Co. Ltd. Class A	1,245,025	1,037
*	Qingdao Zhongzi Zhongcheng Group Co. Ltd. Class A	723,006	1,035
	Guangzhou Restaurant Group Co. Ltd. Class A (XSHG)	315,241	1,035
	CASIN Real Estate Development Group Co. Ltd. Class A	1,059,201	1,033
	YGSOFT Inc. Class A (XSHE)	1,192,715	1,033
	Hytera Communications Corp. Ltd. Class A (XSHE)	1,486,765	1,033
*	Luoyang Glass Co. Ltd. Class A	385,300	1,033
	China National Accord Medicines Corp. Ltd. Class A	238,147	1,032
	China Sports Industry Group Co. Ltd. Class A	908,800	1,032
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	729,946	1,030
	Tianneng Battery Group Co. Ltd. Class A	268,678	1,029
	Wanxiang Qianchao Co. Ltd. Class A (XSHE)	1,320,379	1,028

59

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	CITIC Heavy Industries Co. Ltd. Class A (XSHG)	2,056,652	1,028
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	2,413,000	1,028
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A (XSSC)	449,450	1,027
*	Jinmao Property Services Co. Ltd.	1,375,978	1,026
	Xinhuanet Co. Ltd. Class A	452,800	1,026
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	373,422	1,026
	Beijing Tianyishangjia New Material Corp. Ltd. Class A	427,125	1,025
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	672,428	1,024
	Hangzhou Shunwang Technology Co. Ltd. Class A	680,200	1,022
	Beijing Tiantan Biological Products Corp. Ltd. Class A (XSHG)	344,111	1,022
	Yueyang Forest & Paper Co. Ltd. Class A (XSHG)	1,497,780	1,021
	Zhejiang Runtu Co. Ltd. Class A	868,351	1,021
	Norinco International Cooperation Ltd. Class A	939,308	1,020
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A (XSHE)	445,700	1,019
	Lu Thai Textile Co. Ltd. Class B	2,056,652	1,018
	Addsino Co. Ltd. Class A (XSEC)	749,900	1,018
	Sansteel Minguang Co. Ltd. Fujian Class A (XSEC)	978,600	1,017
		Shares	Market Value• ($000)
*	Aotecar New Energy Technology Co. Ltd. Class A	2,987,100	1,017
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,498,197	1,017
	Wuxi Boton Technology Co. Ltd. Class A	480,204	1,017
	CGN Nuclear Technology Development Co. Ltd. Class A (XSHE)	809,829	1,016
	Addsino Co. Ltd. Class A (XSHE)	748,000	1,015
	Appotronics Corp. Ltd. Class A	421,869	1,015
	Jinyu Bio-Technology Co. Ltd. Class A (XSSC)	803,254	1,013
	Sun Create Electronics Co. Ltd. Class A	180,400	1,012
	NSFOCUS Technologies Group Co. Ltd. Class A	736,318	1,009
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A (XSSC)	885,031	1,009
	Shanghai Jin Jiang Online Network Service Co. Ltd.	1,742,110	1,008
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A (XSSC)	709,758	1,007
	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	2,581,100	1,007
*	Yantai Zhenghai Magnetic Material Co. Ltd. Class A (XSHE)	582,654	1,006
[3]	Fujian Longking Co. Ltd. Class A (XSSC)	773,680	1,005
	Anhui Expressway Co. Ltd. Class A	920,500	1,005
	Wuhan Guide Infrared Co. Ltd. Class A (XSEC)	431,831	1,002

60

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Leader Harmonious Drive Systems Co. Ltd. Class A	82,122	1,002
	Tongkun Group Co. Ltd. Class A (XSHG)	437,100	1,001
	CQ Pharmaceutical Holding Co. Ltd. Class A (XSHE)	1,366,500	999
	Caitong Securities Co. Ltd. Class A (XSHG)	929,500	996
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A (XSHE)	163,780	994
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A (XSSC)	51,401	992
	Jiangxi Ganneng Co. Ltd. Class A	1,296,542	992
*,2	BEST Inc. ADR	2,400,118	989
	Shanxi Securities Co. Ltd. Class A (XSEC)	1,309,410	989
	Zhejiang Semir Garment Co. Ltd. Class A	1,005,620	989
	Suzhou TFC Optical Communication Co. Ltd. Class A (XSHE)	299,880	989
	Shanghai Bright Power Semiconductor Co. Ltd. Class A (XSHG)	46,870	988
[3]	Sunstone Development Co. Ltd. Class A	373,000	986
	CMST Development Co. Ltd. Class A (XSSC)	1,180,131	985
	Telling Telecommunication Holding Co. Ltd. Class A (XSEC)	737,100	985
*	Chongqing Iron & Steel Co. Ltd. Class A (XSSC)	3,550,536	984
*	Beijing Sinohytec Co. Ltd. Class A	61,349	984
		Shares	Market Value• ($000)
	Shanghai Bailian Group Co. Ltd. Class A (XSHG)	582,700	983
	Chow Tai Seng Jewellery Co. Ltd. Class A	515,325	982
	Guangzhou Port Co. Ltd. Class A	2,060,800	982
	Huazhu Group Ltd.	311,870	982
	Shanghai Tianchen Co. Ltd. Class A	728,338	980
	Shanghai Titan Scientific Co. Ltd. Class A	49,505	979
	Guoyuan Securities Co. Ltd. Class A (XSEC)	1,075,657	978
*	Guosheng Financial Holding Inc. Class A (XSEC)	782,219	977
	China Baoan Group Co. Ltd. Class A (XSEC)	722,020	975
	Huagong Tech Co. Ltd. Class A (XSEC)	385,000	974
	Shanghai SMI Holding Co. Ltd. Class A (XSHG)	1,545,945	973
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSHG)	1,128,790	972
*	Shandong Xinchao Energy Corp. Ltd. Class A (XSHG)	3,400,300	972
*	Bestway Marine & Energy Technology Co. Ltd. Class A	1,738,650	968
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A (XSSC)	810,628	966
	Jilin Sino-Microelectronics Co. Ltd. Class A	1,034,310	965
	Hongrun Construction Group Co. Ltd. Class A	1,089,346	963
	Cachet Pharmaceutical Co. Ltd. Class A	496,043	962
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	1,294,230	960

61

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Luenmei Quantum Co. Ltd. Class A (XSHG)	934,180	957
	Inmyshow Digital Technology Group Co. Ltd. (XSSC)	877,257	957
	Three's Co. Media Group Co. Ltd. Class A	53,493	957
*	Shengda Resources Co. Ltd. Class A	555,300	955
	Nanjing Hanrui Cobalt Co. Ltd. Class A (XSEC)	123,800	952
	Shenzhen Agricultural Products Group Co. Ltd. Class A (XSHE)	1,056,629	952
	DBG Technology Co. Ltd. Class A	709,280	950
	China International Marine Containers Group Co. Ltd. Class A (XSHE)	503,440	949
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	626,595	949
	Chengdu Leejun Industrial Co. Ltd. Class A	1,022,161	948
*	Everbright Jiabao Co. Ltd. Class A	1,502,708	947
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	784,540	947
	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	327,700	947
	Shanxi Blue Flame Holding Co. Ltd. Class A (XSEC)	577,896	946
*	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,329,500	946
	Jiangsu Guoxin Corp. Ltd. Class A	1,130,100	946
	Shenzhen Goodix Technology Co. Ltd. Class A (XSHG)	111,347	946
		Shares	Market Value• ($000)
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	457,342	945
	WUS Printed Circuit Kunshan Co. Ltd. Class A (XSEC)	482,790	943
	Shenzhen Sunline Tech Co. Ltd. Class A	692,152	943
	Kingfa Sci & Tech Co. Ltd. Class A (XSSC)	755,423	943
	Zhende Medical Co. Ltd. Class A	189,800	941
	CTS International Logistics Corp. Ltd. Class A (XSSC)	692,380	940
*	Guangdong Baolihua New Energy Stock Co. Ltd. Class A (XSHE)	1,475,460	940
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	235,447	939
*	Henan Huanghe Whirlwind Co. Ltd. Class A (XSSC)	664,380	939
	Wangsu Science & Technology Co. Ltd. Class A (XSHE)	1,301,019	939
	Sino GeoPhysical Co. Ltd. Class A	319,165	939
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A (XSSC)	345,976	938
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSHG)	591,700	938
	New Guomai Digital Culture Co. Ltd. Class A	733,200	938
	China Railway Signal & Communication Corp. Ltd. Class A	1,435,734	938
	Shinva Medical Instrument Co. Ltd. Class A	366,248	938

62

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Langold Real Estate Co. Ltd. Class A	1,962,979	936
*	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	44,794	935
	Jenkem Technology Co. Ltd. Class A (XSHG)	38,565	934
	Stanley Agricultural Group Co. Ltd. Class A	1,085,928	932
*	Shenzhen Microgate Technology Co. Ltd. Class A	822,600	931
	Anhui Xinhua Media Co. Ltd. Class A	1,299,982	931
*	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A (XSSC)	497,400	929
	AUCMA Co. Ltd. Class A	881,301	929
*	Hunan Gold Corp. Ltd. Class A (XSHE)	665,040	928
	Qiming Information Technology Co. Ltd. Class A	534,874	928
	China XD Electric Co. Ltd. Class A (XSHG)	1,531,400	928
	Sealand Securities Co. Ltd. Class A (XSEC)	1,828,130	927
	Zhuzhou Times New Material Technology Co. Ltd. Class A	802,800	927
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	823,300	927
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	398,657	927
*	Luoniushan Co. Ltd. Class A (XSHE)	1,057,707	926
		Shares	Market Value• ($000)
	Bear Electric Appliance Co. Ltd. Class A	127,600	924
	Huaxin Cement Co. Ltd. Class A (XSHG)	279,360	923
	Edifier Technology Co. Ltd. Class A	835,300	923
*	Shenzhen Properties & Resources Development Group Ltd. Class A	511,552	922
	Beijing Kingsoft Office Software Inc. Class A (XSSC)	32,464	922
	Xinxing Ductile Iron Pipes Co. Ltd. Class A (XSHE)	1,266,700	921
*	Zhewen Interactive Group Co. Ltd. Class A	1,219,700	920
*	Chengdu CORPRO Technology Co. Ltd. Class A (XSEC)	390,400	919
	Southwest Securities Co. Ltd. Class A (XSHG)	1,636,906	919
*	Hangxiao Steel Structure Co. Ltd. Class A (XSHG)	1,786,435	919
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A (XSEC)	572,400	918
*	Xinjiang Joinworld Co. Ltd. Class A (XSSC)	799,308	918
	Beijing GeoEnviron Engineering & Technology Inc. Class A (XSHG)	424,320	918
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A (XSHE)	684,944	917
	Chengdu Hongqi Chain Co. Ltd. Class A	1,222,800	916
	Wuhan Jingce Electronic Group Co. Ltd. Class A (XSEC)	171,276	914

63

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A (XSEC)	698,539	914
*	Pacific Securities Co. Ltd. Class A (XSHG)	2,246,635	914
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	887,856	911
	COSCO SHIPPING Development Co. Ltd. Class A (XSHG)	1,959,100	911
	Ningbo Yunsheng Co. Ltd. Class A (XSSC)	708,831	910
	Jinke Properties Group Co. Ltd. Class A (XSEC)	1,338,788	909
	China National Medicines Corp. Ltd. Class A (XSHG)	204,086	909
*	China Reform Health Management & Services Group Co. Ltd. Class A (XSHE)	771,892	909
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	450,618	909
	Shenzhen Gas Corp. Ltd. Class A (XSHG)	939,116	908
	Henan Hengxing Science & Technology Co. Ltd. Class A	1,425,295	904
	Suzhou Anjie Technology Co. Ltd. Class A (XSHE)	462,649	904
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A (XSHE)	242,539	904
*	Guangdong Aofei Data Technology Co. Ltd. Class A	362,921	903
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSSC)	568,100	901
	City Development Environment Co. Ltd.	654,680	900
		Shares	Market Value• ($000)
	Better Life Commercial Chain Share Co. Ltd. Class A (XSHE)	672,220	900
*	Aoyuan Beauty Valley Technology Co. Ltd. Class A	751,700	899
*	Beyondsoft Corp. Class A	638,200	898
	Qingdao Rural Commercial Bank Corp. Class A	1,751,800	898
	Luxin Venture Capital Group Co. Ltd. Class A (XSHG)	532,800	896
	G-bits Network Technology Xiamen Co. Ltd. Class A (XSSC)	17,600	895
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	798,125	895
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	56,030	895
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSSC)	636,798	893
*	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	1,120,686	893
	Xinxiang Chemical Fiber Co. Ltd. Class A	1,663,349	892
	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	753,044	892
	Yunnan Wenshan Electric Power Co. Ltd. Class A	477,927	892
*	Jinlei Technology Co. Ltd.	253,900	891
	Arctech Solar Holding Co. Ltd. Class A	109,549	890
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A (XSSC)	1,265,015	889
*	Suzhou Jinhong Gas Co. Ltd. Class A	362,709	889

64

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,040,200	888
	Shandong Hi-speed Co. Ltd. Class A (XSHG)	1,057,400	887
*	Gansu Yasheng Industrial Group Co. Ltd. Class A	1,840,800	886
	ZheJiang Dali Technology Co. Ltd. Class A	552,794	886
	Ningbo Huaxiang Electronic Co. Ltd. Class A (XSEC)	439,100	884
	Zhejiang Medicine Co. Ltd. Class A (XSEC)	463,550	883
	Grandblue Environment Co. Ltd. Class A (XSHG)	316,000	883
*	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A (XSHG)	234,200	883
	Ningxia Jiaze New Energy Co. Ltd. Class A	1,633,000	883
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	206,924	882
*	ZhongMan Petroleum & Natural Gas Group Corp. Ltd.	382,700	882
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	453,922	881
*	Tunghsu Optoelectronic Technology Co. Ltd. Class A (XSHE)	3,465,608	878
	Jiangsu Changqing Agrochemical Co. Ltd. Class A	862,109	878
	Shaanxi Construction Machinery Co. Ltd. Class A	820,700	878
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	163,895	876
		Shares	Market Value• ($000)
	Ligao Foods Co. Ltd. Class A (XSHE)	81,320	874
*	Visionox Technology Inc. Class A (XSHE)	980,850	873
*	Fujian Qingshan Paper Industry Co. Ltd. Class A	2,584,790	872
	Toly Bread Co. Ltd. Class A (XSHG)	421,973	872
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A (XSEC)	214,433	871
*	Beijing Sifang Automation Co. Ltd. Class A (XSSC)	530,039	871
	Sino Wealth Electronic Ltd. Class A (XSEC)	101,009	870
	Wondershare Technology Group Co. Ltd. Class A	207,284	870
*	Lingyi iTech Guangdong Co. Class A (XSEC)	1,352,100	869
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A (XSHE)	489,180	869
	Tongling Nonferrous Metals Group Co. Ltd. Class A (XSEC)	1,660,400	868
	Changjiang Publishing & Media Co. Ltd. Class A	1,099,100	868
	China Merchants Energy Shipping Co. Ltd. Class A (XSSC)	1,123,680	867
	AVIC Industry-Finance Holdings Co. Ltd. Class A (XSHG)	1,493,800	867
*	Ningxia Western Venture Industrial Co. Ltd. Class A	1,478,651	867
	China Wuyi Co. Ltd. Class A	1,611,511	866
	Nanjing Iron & Steel Co. Ltd. Class A (XSHG)	1,601,500	866

65

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Hangjin Technology Co. Ltd. Class A (XSHE)	202,350	865
*	Innuovo Technology Co. Ltd. Class A (XSHE)	960,755	865
	Kuangda Technology Group Co. Ltd. Class A	1,463,584	863
	Youngor Group Co. Ltd. Class A (XSHG)	832,608	860
	Renhe Pharmacy Co. Ltd. Class A (XSHE)	941,747	860
*	Datang Huayin Electric Power Co. Ltd. Class A	1,392,000	859
	Fortune Ng Fung Food Hebei Co. Ltd. Class A	930,674	859
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,305,666	858
	Shanghai Hile Bio-Technology Co. Ltd. Class A	539,541	858
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	754,808	856
	China Zhenhua Group Science & Technology Co. Ltd. Class A (XSEC)	53,700	854
	Shanghai Jinfeng Wine Co. Ltd. Class A	986,045	854
	Anhui Yingliu Electromechanical Co. Ltd. Class A (XSHG)	472,360	854
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A (XSHG)	1,937,520	853
	Red Avenue New Materials Group Co. Ltd. Class A (XSSC)	225,600	852
	Shanghai Yaoji Technology Co. Ltd. Class A	386,659	851
		Shares	Market Value• ($000)
	Zhuhai Port Co. Ltd. Class A	1,050,000	851
	KPC Pharmaceuticals Inc. Class A (XSSC)	523,308	850
	Baotailong New Materials Co. Ltd. Class A	1,482,100	848
	Kunlun Tech Co. Ltd. Class A (XSHE)	392,631	848
	Hubei Biocause Pharmaceutical Co. Ltd. Class A (XSEC)	1,977,200	847
	Jinxi Axle Co. Ltd. Class A	1,657,200	846
	Nanjing Securities Co. Ltd. Class A (XSHG)	751,560	844
	Contec Medical Systems Co. Ltd. Class A	211,100	844
	Beijing North Star Co. Ltd. Class A (XSSC)	2,453,915	843
	Lingyuan Iron & Steel Co. Ltd. Class A	2,397,170	843
	Longhua Technology Group Luoyang Co. Ltd. Class A	864,300	843
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	1,135,592	842
	North Electro-Optic Co. Ltd. Class A	494,561	842
*	Zhejiang Hailide New Material Co. Ltd. Class A	1,186,917	842
*	Grand Industrial Holding Group Co. Ltd.	460,000	842
	Hefei Meiya Optoelectronic Technology Inc. Class A (XSEC)	246,158	841
	Hubei Chutian Smart Communication Co. Ltd. Class A	1,737,600	841
	Blue Sail Medical Co. Ltd. Class A (XSHE)	625,000	841
	Shandong Lukang Pharma Class A	867,190	840

66

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Qingdao Hanhe Cable Co. Ltd. Class A	1,571,104	840
*	Sichuan Hongda Co. Ltd. Class A	1,907,200	839
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A (XSEC)	757,800	838
	Northeast Pharmaceutical Group Co. Ltd. Class A	1,064,270	835
	Xi'An Shaangu Power Co. Ltd. Class A (XSHG)	728,545	835
*	Sumavision Technologies Co. Ltd. Class A (XSHE)	1,200,500	834
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A (XSHE)	440,350	834
*	Henan Yuneng Holdings Co. Ltd. Class A	1,133,000	831
	Top Energy Co. Ltd. Shanxi Class A	1,237,044	831
	Long Yuan Construction Group Co. Ltd. Class A (XSSC)	1,061,024	829
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSHG)	541,421	829
	Beijing Sanyuan Foods Co. Ltd. Class A	1,155,178	828
*	Henan Ancai Hi-Tech Co. Ltd. Class A	1,024,750	827
*	YaGuang Technology Group Co. Ltd.	1,047,200	827
	Anhui Zhongding Sealing Parts Co. Ltd. Class A (XSEC)	465,300	826
	Shenzhen Topraysolar Co. Ltd. Class A	1,427,758	826
*	Cinda Real Estate Co. Ltd. Class A (XSHG)	837,122	825
		Shares	Market Value• ($000)
	Guangdong Highsun Group Co. Ltd. Class A	1,848,180	825
	Shandong Dawn Polymer Co. Ltd. Class A	359,200	825
*	Beijing Urban-Rural Commercial Group Co. Ltd. Class A	300,848	824
*	Whirlpool China Co. Ltd. Class A	738,250	824
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	684,776	822
	Chongqing Zaisheng Technology Corp. Ltd. Class A	971,936	822
	Changchun Faway Automobile Components Co. Ltd. Class A	660,868	822
	Konfoong Materials International Co. Ltd. Class A (XSHE)	111,476	821
	Client Service International Inc. Class A	432,967	820
	Cangzhou Dahua Co. Ltd. Class A	417,700	820
	Zhejiang Juhua Co. Ltd. Class A (XSSC)	478,140	817
	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A (XSEC)	1,676,979	816
	Tengda Construction Group Co. Ltd. Class A	1,637,499	815
	Keboda Technology Co. Ltd. Class A	129,581	813
	JL Mag Rare-Earth Co. Ltd. Class A (XSHE)	204,800	812
	M-Grass Ecology & Environment Group Co. Ltd. Class A	1,463,420	811
*	Shenzhen Deren Electronic Co. Ltd. Class A	561,151	811

67

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Jinneng Science&Technology Co. Ltd. Class A (XSHG)	553,455	811
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	475,500	810
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSSC)	1,281,797	810
[3]	Gansu Qilianshan Cement Group Co. Ltd. Class A (XSSC)	497,350	809
	Leo Group Co. Ltd. Class A (XSHE)	3,199,811	809
	Shanghai Bailian Group Co. Ltd. Class A (XSSC)	479,788	809
	Guangdong Shirongzhaoye Co. Ltd. Class A (XSHE)	916,961	808
	Hengbao Co. Ltd. Class A	671,300	808
	Archermind Technology Nanjing Co. Ltd. Class A	150,070	805
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	345,642	805
	Shanghai Shimao Co. Ltd. Class A (XSSC)	1,719,612	804
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A (XSEC)	1,411,966	803
	Juneyao Airlines Co. Ltd. Class A (XSSC)	435,330	802
*	Shandong Xinchao Energy Corp. Ltd. Class A (XSSC)	2,802,816	801
	Liuzhou Iron & Steel Co. Ltd. Class A	1,201,700	800
*	Tellhow Sci-Tech Co. Ltd. Class A	983,884	798
	State Grid Yingda Co. Ltd. Class A (XSSC)	1,131,046	798
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	203,275	798
		Shares	Market Value• ($000)
	CTS International Logistics Corp. Ltd. Class A (XSHG)	586,282	796
	Shenzhen Kinwong Electronic Co. Ltd. Class A (XSHG)	256,784	796
*	Cambricon Technologies Corp. Ltd. Class A	101,642	796
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	858,650	795
*	Hiconics Eco-energy Technology Co. Ltd. Class A	1,066,400	795
	Shanghai Runda Medical Technology Co. Ltd. Class A	580,320	795
	Beijing SL Pharmaceutical Co. Ltd. Class A (XSHE)	518,850	794
	Foshan Electrical & Lighting Co. Ltd. Class B	2,535,261	793
	Wangsu Science & Technology Co. Ltd. Class A (XSEC)	1,098,938	793
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSSC)	230,447	793
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	231,660	792
*	Liaoning Energy Industry Co. Ltd.	1,472,900	792
	Shanghai Baosteel Packaging Co. Ltd. Class A	894,100	792
*	Shenyang Jinbei Automotive Co. Ltd. Class A	1,097,901	791
	Zhongfu Information Inc. Class A	301,200	790
	Greattown Holdings Ltd. Class A (XSHG)	1,641,600	789

68

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Zhongyuan Environment-Protection Co. Ltd. Class A	923,568	789
	Shandong Humon Smelting Co. Ltd. Class A (XSHE)	550,100	789
	Hisense Home Appliances Group Co. Ltd. Class A (XSEC)	442,100	786
	Valiant Co. Ltd. Class A (XSEC)	292,400	786
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (XSHE)	999,275	786
	Guangdong Vanward New Electric Co. Ltd. Class A	841,940	785
	GF Securities Co. Ltd. Class H	627,200	784
	Skyworth Digital Co. Ltd. Class A (XSHE)	423,200	784
	Loncin Motor Co. Ltd. Class A (XSSC)	1,237,500	783
	Beijing VRV Software Corp. Ltd. Class A (XSHE)	1,292,200	783
	Beijing Ctrowell Technology Corp. Ltd. Class A	692,300	782
	Huafu Fashion Co. Ltd. (XSHE)	1,425,310	781
	Zhejiang Wanma Co. Ltd. Class A (XSHG)	793,972	781
*	Gosuncn Technology Group Co. Ltd. Class A	1,697,592	779
*	Shenzhen MTC Co. Ltd. Class A (XSEC)	1,603,800	778
	Tianjin Teda Co. Ltd. Class A	1,439,243	778
	Sinotrans Ltd. Class A (XSSC)	1,367,100	776
	Tibet Tianlu Co. Ltd. Class A	927,949	776
	China Merchants Port Group Co. Ltd. Class A	356,900	776
		Shares	Market Value• ($000)
	Suzhou Electrical Apparatus Science Academy Co. Ltd. Class A	884,800	776
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	748,600	775
	Beijing SL Pharmaceutical Co. Ltd. Class A (XSEC)	505,196	773
	China West Construction Group Co. Ltd. Class A	649,000	773
*	Jiuzhitang Co. Ltd. Class A	608,600	773
	Guangdong Guanhao High-Tech Co. Ltd. Class A	1,698,100	773
	Insigma Technology Co. Ltd. Class A	1,008,500	773
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	865,369	772
	Beijing Yanjing Brewery Co. Ltd. Class A (XSEC)	744,900	771
	Eternal Asia Supply Chain Management Ltd. Class A (XSHE)	1,037,500	771
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A (XSEC)	1,287,637	768
*	Anhui Tatfook Technology Co. Ltd. Class A	741,800	768
	5I5J Holding Group Co. Ltd. Class A	1,773,003	767
	Shanghai Highly Group Co. Ltd. Class B	1,595,207	766
	Xiamen Port Development Co. Ltd. Class A	739,716	766
*	Holitech Technology Co. Ltd. Class A (XSHE)	1,706,396	766

69

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Jiangsu Sunshine Co. Ltd. Class A	1,785,755	765
	Chongqing Yukaifa Co. Ltd. Class A	930,100	765
*	Markor International Home Furnishings Co. Ltd. Class A	1,715,635	765
*	Hainan Haiyao Co. Ltd. Class A	1,301,400	765
	Bank of China Ltd. Class A (XSHG)	1,564,597	765
	Ningxia Building Materials Group Co. Ltd. Class A (XSSC)	388,388	765
*	Huapont Life Sciences Co. Ltd. Class A (XSEC)	1,014,901	764
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A (XSSC)	62,100	764
	Ningbo Peacebird Fashion Co. Ltd. Class A (XSSC)	276,031	764
	Eternal Asia Supply Chain Management Ltd. Class A (XSEC)	1,028,900	764
*	Guangshen Railway Co. Ltd. Class A (XSHG)	2,437,700	764
	Dongxing Securities Co. Ltd. Class A (XSSC)	615,613	763
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A (XSEC)	210,300	762
*	Huayi Brothers Media Corp. Class A (XSHE)	1,994,200	762
	Jiangsu Guotai International Group Co. Ltd. (XSHE)	550,290	761
	Bank of Chengdu Co. Ltd. Class A (XSSC)	300,000	760
	Hangzhou Weiguang Electronic Co. Ltd. Class A	202,020	760
		Shares	Market Value• ($000)
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	702,487	758
*	Hongli Zhihui Group Co. Ltd. Class A	716,500	758
	Guodian Nanjing Automation Co. Ltd. Class A	687,800	756
	Tangrenshen Group Co. Ltd. Class A (XSHE)	666,950	756
	Haining China Leather Market Co. Ltd. Class A	1,252,410	756
	Beijing eGOVA Co. Ltd. Class A (XSEC)	312,103	756
	Zhejiang Dingli Machinery Co. Ltd. Class A (XSHG)	134,848	756
	Shenzhen Sunmoon Microelectronics Co. Ltd. Class A	59,237	755
	Zhejiang Yasha Decoration Co. Ltd. Class A (XSHE)	1,071,760	754
	Focused Photonics Hangzhou Inc. Class A (XSEC)	276,196	752
*	Sichuan Meifeng Chemical IND Class A	591,151	752
*	JinJian Cereals Industry Co. Ltd. Class A	650,200	751
	Zhejiang China Commodities City Group Co. Ltd. Class A (XSHG)	976,000	751
	Hengtong Optic-electric Co. Ltd. Class A (XSHG)	494,260	750
	Bank of Xi'an Co. Ltd. Class A	1,337,600	748
	Chongqing Road & Bridge Co. Ltd. Class A	1,338,000	746
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	462,301	746
	Shanghai Kinetic Medical Co. Ltd. Class A	707,843	746

70

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	AVICOPTER plc Class A (XSHG)	115,800	745
	Shenzhen Das Intellitech Co. Ltd. Class A (XSHE)	1,832,196	743
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSSC)	2,206,513	743
	Hubei Biocause Pharmaceutical Co. Ltd. Class A (XSHE)	1,733,900	742
	ChangjiangRunfa Health Industry Co. Ltd. Class A	1,006,830	742
	Shenzhen Jinjia Group Co. Ltd. Class A (XSEC)	561,336	741
	Shenzhen Expressway Corp. Ltd. (XSSC)	526,804	740
	KingClean Electric Co. Ltd. Class A	238,900	739
	Zhejiang Medicine Co. Ltd. Class A (XSHG)	387,800	739
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	933,236	738
	Chongqing Port Co. Ltd. Class A	1,210,600	737
	Guangxi Wuzhou Communications Co. Ltd. Class A (XSSC)	1,253,790	737
	Hisense Visual Technology Co. Ltd. Class A (XSSC)	450,162	734
*	Sinopec Oilfield Service Corp. Class A (XSSC)	2,703,200	734
	China Publishing & Media Co. Ltd. Class A	1,075,300	733
*	Sinopec Oilfield Service Corp. Class H	9,832,608	732
*	Huapont Life Sciences Co. Ltd. Class A (XSHE)	971,200	731
	Huali Industrial Group Co. Ltd. Class A (XSEC)	70,200	729
	Guizhou Tyre Co. Ltd. Class A	1,253,971	728
		Shares	Market Value• ($000)
*	Gohigh Data Networks Technology Co. Ltd. Class A	1,148,740	728
	Qinhuangdao Port Co. Ltd. Class A (XSSC)	1,824,400	727
	Yutong Bus Co. Ltd. Class A (XSHG)	635,800	727
	Beijing Global Safety Technology Co. Ltd. Class A	250,939	727
	Sundy Land Investment Co. Ltd. Class A	1,281,700	726
*	Anker Innovations Technology Co. Ltd. Class A (XSEC)	84,600	725
	Guangdong Provincial Expressway Development Co. Ltd. Class A	602,600	724
	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (XSHE)	1,116,230	724
*	Dare Power Dekor Home Co. Ltd. Class A	562,739	723
*	Guizhou Salvage Pharmaceutical Co. Ltd. Class A	1,556,500	723
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSSC)	642,481	723
*	Hang Zhou Great Star Industrial Co. Ltd. Class A (XSEC)	310,000	722
	FAW Jiefang Group Co. Ltd.	589,943	722
	Jinzhou Port Co. Ltd. Class B	2,857,215	721
	Guangzhou Restaurant Group Co. Ltd. Class A (XSSC)	219,520	721
	Kunming Yunnei Power Co. Ltd. Class A	1,904,354	721

71

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Wuhan P&S Information Technology Co. Ltd. Class A (XSHE)	1,031,500	720
	Offshore Oil Engineering Co. Ltd. Class A (XSHG)	1,162,500	719
	Sichuan Teway Food Group Co. Ltd. Class A	226,750	719
*	Air China Ltd. Class A (XSSC)	503,438	718
	Jiangsu Hongdou Industrial Co. Ltd. Class A (XSHG)	1,515,822	718
	Guangzhou Development Group Inc. Class A (XSSC)	858,971	718
	Autobio Diagnostics Co. Ltd. Class A (XSSC)	103,610	717
*	CSG Smart Science&Technology Co. Ltd. Class A	756,395	716
	Zhejiang Yankon Group Co. Ltd. Class A	1,406,275	716
*	Shenzhen Zhengtong Electronics Co. Ltd. Class A	587,200	716
	Shantou Dongfeng Printing Co. Ltd. Class A	698,000	716
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	649,200	715
	Ningbo Huaxiang Electronic Co. Ltd. Class A (XSHE)	354,700	714
	Huaan Securities Co. Ltd. Class A (XSSC)	1,086,020	713
	Hand Enterprise Solutions Co. Ltd. Class A (XSEC)	607,000	712
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A (XSEC)	574,927	712
		Shares	Market Value• ($000)
	DHC Software Co. Ltd. Class A (XSEC)	813,800	712
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	775,900	712
*	Sichuan Hebang Biotechnology Co. Ltd. Class A (XSHG)	1,495,340	712
	Shenzhen FRD Science & Technology Co. Ltd.	465,019	712
	Hangzhou First Applied Material Co. Ltd. Class A (XSSC)	51,200	711
*	China CYTS Tours Holding Co. Ltd. Class A (XSHG)	458,000	711
*	Far East Smarter Energy Co. Ltd. Class A (XSHG)	1,229,560	710
	Chongqing Water Group Co. Ltd. Class A (XSHG)	860,600	710
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	310,070	710
*	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	473,849	710
	AECC Aero-Engine Control Co. Ltd. Class A (XSHE)	196,500	708
	Huangshan Novel Co. Ltd. Class A	769,699	708
	Shanghai Industrial Development Co. Ltd. Class A (XSSC)	1,162,392	707
	Easyhome New Retail Group Co. Ltd. Class A	1,150,900	707
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	216,164	707
	EIT Environmental Development Group Co. Ltd. Class A	239,932	706
	MLS Co. Ltd. Class A (XSHE)	527,400	706
	Sanjiang Shopping Club Co. Ltd. Class A	448,200	705

72

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Jin Tong Ling Technology Group Co. Ltd. Class A	1,321,100	705
	People.cn Co. Ltd. Class A (XSHG)	508,213	705
*	Beijing Sanju Environmental Protection & New Material Co. Ltd. Class A (XSEC)	1,120,179	704
*	Huludao Zinc Industry Co. Class A	1,526,300	704
*	Toread Holdings Group Co. Ltd. Class A	660,000	704
*	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	564,300	704
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A (XSHE)	1,132,500	703
	CMST Development Co. Ltd. Class A (XSHG)	842,000	703
	Leo Group Co. Ltd. Class A (XSEC)	2,776,300	702
	Guangdong Shaoneng Group Co. Ltd. Class A	1,112,040	702
	Yunnan Copper Co. Ltd. Class A (XSHE)	447,200	701
*	Shunfa Hengye Corp. Class A (XSHE)	1,413,801	701
	Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd. Class A	1,020,200	701
	Bright Real Estate Group Co. Ltd. Class A (XSSC)	1,679,474	700
	Jishi Media Co. Ltd. Class A	2,400,700	700
*	INKON Life Technology Co. Ltd. Class A	587,200	699
		Shares	Market Value• ($000)
	Baosheng Science & Technology Innovation Co. Ltd. Class A (XSSC)	1,225,155	696
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A (XSHG)	1,437,500	696
	Shandong New Beiyang Information Technology Co. Ltd. Class A	721,300	696
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A (XSHE)	1,220,832	695
	Monalisa Group Co. Ltd. Class A	349,604	695
	Huaming Power Equipment Co. Ltd. Class A	758,043	693
	BGI Genomics Co. Ltd. Class A (XSHE)	72,800	693
	Zhejiang Hailiang Co. Ltd. Class A (XSEC)	506,100	691
	Advanced Technology & Materials Co. Ltd. Class A (XSEC)	659,300	691
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	239,080	690
	Sichuan Jiuzhou Electric Co. Ltd. Class A	817,200	690
*	Nanfang Zhongjin Environment Co. Ltd. Class A	1,775,883	689
	Guangdong Goworld Co. Ltd. Class A	521,444	689
	Huayuan Property Co. Ltd. Class A (XSSC)	2,201,505	689
	Jinhui Liquor Co. Ltd. Class A (XSHG)	152,800	689
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A (XSHE)	426,300	688

73

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Jiangsu Linyang Energy Co. Ltd. Class A (XSHG)	661,600	686
*	Nanjing Quanxin Cable Technology Co. Ltd. Class A	295,630	686
*	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	679,000	686
	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	1,024,969	684
*	Chimin Health Management Co. Ltd. Class A	306,000	684
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A (XSHE)	681,807	683
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A (XSHE)	1,082,550	682
	Guangzhou Guangri Stock Co. Ltd. Class A	728,000	682
	Baoxiniao Holding Co. Ltd. Class A	1,203,300	682
*	Wutong Holding Group Co. Ltd. Class A	1,355,722	682
	Dashang Co. Ltd. Class A	217,600	682
	SGIS Songshan Co. Ltd. Class A (XSEC)	1,225,100	681
	Sinosoft Co. Ltd. Class A	214,340	681
	Jiangsu Lianyungang Port Co. Ltd. Class A	1,211,925	680
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	315,542	678
	Tianfeng Securities Co. Ltd. Class A (XSSC)	1,491,900	675
	Shanghai AtHub Co. Ltd. Class A (XSHG)	194,320	675
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	773,948	672
		Shares	Market Value• ($000)
	Zhongshan Broad Ocean Motor Co. Ltd. Class A (XSHE)	893,700	672
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	475,200	672
	Edan Instruments Inc. Class A	517,400	672
	Zhejiang Hangmin Co. Ltd. Class A (XSHG)	870,745	671
*	Talkweb Information System Co. Ltd. Class A (XSHE)	844,649	671
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	385,200	671
*	Beijing Watertek Information Technology Co. Ltd. Class A	1,600,000	670
*	PKU Healthcare Corp. Ltd. Class A	560,500	669
*	Puyang Refractories Group Co. Ltd. Class A	1,231,481	669
	Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A (XSHG)	292,566	669
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	334,750	669
*	Youzu Interactive Co. Ltd. Class A	485,916	668
*	Beijing Sanju Environmental Protection & New Material Co. Ltd. Class A (XSHE)	1,062,828	668
*	Xiamen Intretech Inc. Class A	215,390	667
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A (XSEC)	521,700	666
	Henan Pinggao Electric Co. Ltd. Class A (XSSC)	672,114	666

74

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Xinjiang Joinworld Co. Ltd. Class A (XSHG)	580,008	666
*	Hengdian Entertainment Co. Ltd. Class A	445,322	666
	Jointo Energy Investment Co. Ltd. Hebei Class A (XSHE)	1,058,144	664
	Shandong Sunway Chemical Group Co. Ltd. Class A	880,300	664
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSHG)	319,099	663
	Qianjiang Water Resources Development Co. Ltd. Class A	363,551	663
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	758,400	663
*	Hainan Mining Co. Ltd. Class A (XSHG)	586,500	663
	Sunward Intelligent Equipment Co. Ltd. Class A (XSEC)	669,120	661
*	Montnets Cloud Technology Group Co. Ltd. Class A (XSEC)	494,600	661
	Newland Digital Technology Co. Ltd. Class A (XSEC)	371,178	660
*	Guangdong Taiantang Pharmaceutical Co. Ltd. Class A	895,378	659
	Zhejiang Crystal-Optech Co. Ltd. Class A (XSEC)	464,298	658
	Shantui Construction Machinery Co. Ltd. Class A	1,180,735	658
	Sinodata Co. Ltd. Class A	329,635	657
	Bros Eastern Co. Ltd. Class A (XSHG)	778,810	656
		Shares	Market Value• ($000)
	Zhejiang Orient Gene Biotech Co. Ltd. Class A (XSSC)	23,789	656
	Konfoong Materials International Co. Ltd. Class A (XSEC)	88,900	655
	IReader Technology Co. Ltd. Class A (XSHG)	319,400	655
	Henan Pinggao Electric Co. Ltd. Class A (XSHG)	660,500	654
	Shandong Xiantan Co. Ltd. Class A (XSHE)	520,942	654
	Shandong Humon Smelting Co. Ltd. Class A (XSEC)	454,600	652
	Goldenmax International Technology Ltd. Class A (XSHE)	538,100	651
	Yankuang Energy Group Co. Ltd. Class A (XSHG)	123,865	649
	Bright Dairy & Food Co. Ltd. Class A (XSHG)	389,800	649
	Eastcompeace Technology Co. Ltd. Class A	460,242	649
	Lingyun Industrial Corp. Ltd. Class A (XSSC)	569,692	648
*	Maoye Commercial Co. Ltd. Class A (XSSC)	1,154,811	647
*	Heilongjiang Interchina Water Treatment Co. Ltd. Class A	1,993,124	646
	Newcapec Electronics Co. Ltd. Class A	488,335	646
	SPIC Dongfang New Energy Corp. Class A (XSHE)	986,256	644
	Fujian Funeng Co. Ltd. Class A (XSSC)	337,988	643
	Gansu Jingyuan Coal Industry & Electricity Power Co. Ltd. Class A	1,143,986	641

75

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Kingsignal Technology Co. Ltd. Class A	620,360	640
	Beijing Teamsun Technology Co. Ltd. Class A (XSSC)	788,986	640
	Guangdong Guanghong Holdings Co. Ltd. Class A	720,203	640
	Sanchuan Wisdom Technology Co. Ltd. Class A	967,300	640
	Shandong Publishing & Media Co. Ltd. Class A	711,600	639
*	Zhejiang Huamei Holding Co. Ltd. Class A	979,100	639
	Daheng New Epoch Technology Inc. Class A	376,900	639
	Shenzhen New Nanshan Holding Group Co. Ltd. Class A (XSHE)	898,744	639
*	Zhejiang Zhongcheng Packing Material Co. Ltd. Class A	856,121	639
	Sunyard Technology Co. Ltd.	483,327	638
	Beijing Aerospace Changfeng Co. Ltd. Class A	431,387	637
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	527,943	637
*	Beijing Lier High-temperature Materials Co. Ltd. Class A	1,242,571	637
	Zhejiang Communications Technology Co. Ltd. (XSEC)	618,800	636
	Changying Xinzhi Technology Co. Ltd. Class A	382,400	636
	Merit Interactive Co. Ltd. Class A	384,848	635
	Fujian Septwolves Industry Co. Ltd. Class A	824,109	633
		Shares	Market Value• ($000)
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A (XSHE)	511,595	633
	Guangzhou Pearl River Piano Group Co. Ltd. Class A	781,331	633
	Central China Securities Co. Ltd. Class A (XSHG)	1,063,100	633
	263 Network Communications Co. Ltd. Class A (XSHE)	1,156,660	632
	Hangzhou Sunrise Technology Co. Ltd. Class A	524,066	632
*	Harbin Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,447,577	631
	Shanghai Tunnel Engineering Co. Ltd. Class A (XSHG)	711,300	630
	Era Co. Ltd. Class A	1,005,259	629
	Caitong Securities Co. Ltd. Class A (XSSC)	585,520	628
	Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSHG)	412,005	628
	Beijing Water Business Doctor Co. Ltd. Class A (XSHE)	494,900	628
	Xinxiang Richful Lube Additive Co. Ltd. Class A	98,274	628
	Shenzhen Energy Group Co. Ltd. Class A (XSEC)	713,200	627
	Hubei Fuxing Science & Technology Co. Ltd. Class A	987,200	627
	Gaona Aero Material Co. Ltd. Class A (XSEC)	144,300	626

76

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Myhome Real Estate Development Group Co. Ltd. Class A	2,630,400	625
*	Oceanwide Holdings Co. Ltd. Class A (XSHE)	2,790,994	625
*	Xiwang Foodstuffs Co. Ltd. Class A (XSHE)	940,740	623
*	China Oil HBP Science & Technology Co. Ltd. Class A	1,445,600	623
	Shenzhen Everwin Precision Technology Co. Ltd. Class A (XSEC)	534,933	622
	Beijing SDL Technology Co. Ltd. Class A	660,800	622
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A (XSHE)	123,000	622
*	Citic Offshore Helicopter Co. Ltd. Class A	604,400	621
	Chongqing Zongshen Power Machinery Co. Ltd. Class A (XSHE)	760,800	620
	Liaoning SG Automotive Group Co. Ltd. Class A	926,034	620
*	Mesnac Co. Ltd. Class A	860,489	619
	Joeone Co. Ltd. Class A	502,277	619
	Canny Elevator Co. Ltd. Class A (XSHE)	578,496	619
*	Autel Intelligent Technology Corp. Ltd. Class A	145,673	619
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A (XSHE)	649,037	617
	China Harzone Industry Corp. Ltd. Class A (XSEC)	593,522	616
		Shares	Market Value• ($000)
	Hanwei Electronics Group Corp. Class A	274,002	616
	Ningbo Zhoushan Port Co. Ltd. Class A (XSHG)	1,042,200	615
	Focus Technology Co. Ltd. Class A	310,120	614
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A (XSEC)	130,950	614
	Jilin Yatai Group Co. Ltd. Class A (XSSC)	1,597,167	614
*	Kuang-Chi Technologies Co. Ltd. Class A (XSEC)	306,600	613
	ZhongYeDa Electric Co. Ltd. Class A	501,400	613
	BGI Genomics Co. Ltd. Class A (XSEC)	64,249	612
	North Huajin Chemical Industries Co. Ltd. Class A (XSHE)	687,903	611
*	Mianyang Fulin Precision Co. Ltd. (XSEC)	204,000	610
	Nanjing Gaoke Co. Ltd. Class A (XSHG)	371,520	608
	Leyard Optoelectronic Co. Ltd. Class A (XSHE)	674,766	608
	Yifan Pharmaceutical Co. Ltd. Class A (XSEC)	339,300	607
	CSSC Science & Technology Co. Ltd. Class A (XSHG)	375,000	607
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A (XSEC)	1,531,000	606
*	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	926,835	606

77

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Wuhan Keqian Biology Co. Ltd. Class A	222,593	606
	Liaoning Cheng Da Co. Ltd. Class A (XSHG)	302,200	605
	Zhongshan Public Utilities Group Co. Ltd. Class A (XSEC)	523,000	604
	Poly Union Chemical Holding Group Co. Ltd. Class A	454,501	604
*	Zhejiang Jingu Co. Ltd. Class A	779,060	604
	China Union Holdings Ltd. Class A	1,005,300	603
	Juneyao Airlines Co. Ltd. Class A (XSHG)	326,939	603
*	Hunan Gold Corp. Ltd. Class A (XSEC)	429,800	600
	Dlg Exhibitions & Events Corp. Ltd. Class A	552,100	600
*	Shenzhen Invt Electric Co. Ltd. Class A	844,252	600
	Hwa Create Co. Ltd. Class A	583,500	598
*	Yunnan Coal & Energy Co. Ltd. Class A	922,500	597
	East China Engineering Science & Technology Co. Ltd. Class A	454,900	596
	Zhuzhou Kibing Group Co. Ltd. Class A (XSHG)	357,700	596
	ChemPartner PharmaTech Co. Ltd. Class A	422,377	595
	Eastern Communications Co. Ltd. Class A (XSHG)	472,200	595
	Deppon Logistics Co. Ltd. Class A	286,900	595
	Huabao Flavours & Fragrances Co. Ltd. Class A (XSHE)	179,900	595
		Shares	Market Value• ($000)
	First Capital Securities Co. Ltd. Class A (XSHE)	711,520	594
*	Enjoyor Technology Co. Ltd. Class A (XSEC)	602,900	594
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	472,063	594
*	Sinopec Oilfield Equipment Corp. Class A	719,342	593
*	Infund Holding Co. Ltd.	1,027,334	593
*	Beijing Orient Landscape & Environment Co. Ltd. Class A	1,777,055	593
	China TransInfo Technology Co. Ltd. Class A (XSEC)	459,400	592
	Shaanxi Broadcast & TV Network Intermediary Group Co. Ltd. Class A	693,700	591
	Jiangsu Xiuqiang Glasswork Co. Ltd. Class A	590,500	591
	Medicalsystem Biotechnology Co. Ltd. Class A	346,583	591
	QuantumCTek Co. Ltd. Class A	48,132	591
	Anhui Huamao Textile Co. Class A	1,074,064	590
	Anhui Guofeng New Materials Co. Ltd. Class A	716,800	590
	Jointown Pharmaceutical Group Co. Ltd. Class A (XSHG)	303,520	589
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	634,029	588
	Zhongbai Holdings Group Co. Ltd. Class A	794,489	588
	Guangzhou Hangxin Aviation Technology Co. Ltd. Class A	391,400	588

78

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Tianma Microelectronics Co. Ltd. Class A (XSEC)	425,500	587
*	Pacific Shuanglin Bio-pharmacy Co. Ltd. (XSEC)	218,200	586
	Shenzhen Kaifa Technology Co. Ltd. Class A (XSEC)	398,300	585
	Vatti Corp. Ltd. Class A (XSHE)	768,748	585
	Zhejiang Communications Technology Co. Ltd. (XSHE)	568,700	585
*	Zhejiang Jingxing Paper JSC Ltd. Class A	1,126,300	585
	Jinhui Liquor Co. Ltd. Class A (XSSC)	130,000	585
*	Montnets Cloud Technology Group Co. Ltd. Class A (XSHE)	437,000	584
	Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A	671,702	584
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A (XSHG)	332,200	582
	Visual China Group Co. Ltd. Class A (XSHE)	323,812	581
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	157,047	581
	Shanghai Pudong Construction Co. Ltd. Class A (XSSC)	575,741	580
	Wellhope Foods Co. Ltd. Class A (XSSC)	482,801	580
	Feitian Technologies Co. Ltd. Class A	392,500	580
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSSC)	734,406	579
	Hangzhou Century Co. Ltd. Class A	822,400	577
		Shares	Market Value• ($000)
	Shenyang Chemical Co. Ltd. Class A	944,000	577
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSHG)	167,500	576
	Shandong Minhe Animal Husbandry Co. Ltd. Class A (XSHE)	254,283	576
	Motic Xiamen Electric Group Co. Ltd. Class A	486,429	576
	Guangdong South New Media Co. Ltd. Class A (XSHE)	109,080	576
*	Tus Environmental Science & Technology Development Co. Ltd. Class A	1,229,382	576
[2]	Shandong Chenming Paper Holdings Ltd. Class H	1,463,782	575
*	Hainan Strait Shipping Co. Ltd. Class A (XSEC)	770,950	575
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	589,283	575
*	Dr Peng Telecom & Media Group Co. Ltd. Class A (XSSC)	843,964	574
*	Guangdong Chaohua Technology Co. Ltd. Class A	850,488	574
	Shenzhen Overseas Chinese Town Co. Ltd. Class A (XSEC)	627,000	573
*	China CYTS Tours Holding Co. Ltd. Class A (XSSC)	367,868	571
	Tibet Urban Development & Investment Co. Ltd. Class A (XSSC)	267,344	571
*	Guizhou Guihang Automotive Components Co. Ltd. Class A	215,284	570

79

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Zhuhai Huajin Capital Co. Ltd. Class A	381,017	570
	Jilin Yatai Group Co. Ltd. Class A (XSHG)	1,484,000	570
	Shanghai Shimao Co. Ltd. Class A (XSHG)	1,219,830	570
*	Tungkong Inc. Class A	556,076	570
	Yabao Pharmaceutical Group Co. Ltd. Class A (XSSC)	623,083	569
	Transfar Zhilian Co. Ltd. Class A	597,325	568
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	337,000	568
	Jiangsu Yunyi Electric Co. Ltd. Class A	878,840	567
	Double Medical Technology Inc. Class A	109,500	567
	FIYTA Precision Technology Co. Ltd. Class A	420,085	565
	Jinduicheng Molybdenum Co. Ltd. Class A (XSHG)	501,200	565
*	CITIC Guoan Information Industry Co. Ltd. Class A (XSEC)	1,207,220	564
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A (XSHG)	473,300	564
	Beijing Shiji Information Technology Co. Ltd. Class A (XSEC)	207,836	563
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	133,300	562
	Shanghai ShenTong Metro Co. Ltd. Class A	465,976	561
*	Guizhou Gas Group Corp. Ltd. Class A (XSSC)	531,100	559
		Shares	Market Value• ($000)
	ENC Digital Technology Co. Ltd. Class A	482,090	559
*	Fujian Dongbai Group Co. Ltd. Class A	876,300	558
	Changhong Meiling Co. Ltd. Class A	1,078,628	558
	Shenzhen Ysstech Info-tech Co. Ltd. Class A (XSHE)	455,175	558
	Hainan Expressway Co. Ltd. Class A	1,056,400	557
	Autobio Diagnostics Co. Ltd. Class A (XSHG)	80,470	557
	Bank of Qingdao Co. Ltd. Class A (XSEC)	1,008,280	556
	Nanjing Chixia Development Co. Ltd. Class A	947,000	556
	Fangda Carbon New Material Co. Ltd. Class A (XSHG)	522,917	556
	Shandong Homey Aquatic Development Co. Ltd. Class A	1,478,298	556
	Digiwin Software Co. Ltd. Class A	272,194	556
	Beken Corp. Class A	122,587	556
	Triumph Science & Technology Co. Ltd. Class A (XSHG)	465,200	555
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	1,266,300	555
	Anhui Korrun Co. Ltd. Class A	251,860	555
*	CanSino Biologics Inc. Class A	24,130	555
	China Construction Bank Corp. Class A (XSHG)	604,100	554
	Shenzhen Everwin Precision Technology Co. Ltd. Class A (XSHE)	476,479	554

80

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Realcan Pharmaceutical Group Co. Ltd. Class A (XSHE)	1,015,910	554
	CSSC Science & Technology Co. Ltd. Class A (XSSC)	340,900	552
*	AECC Aero Science & Technology Co. Ltd. Class A (XSHG)	221,200	552
	Xiamen Jihong Technology Co. Ltd. Class A	336,100	552
*	Sunvim Group Co. Ltd. Class A	909,600	551
*	Shenzhen SDG Information Co. Ltd. Class A	784,994	549
*	Cultural Investment Holdings Co. Ltd. Class A	1,818,329	549
*	Royal Group Co. Ltd. Class A	810,478	549
	Sinolink Securities Co. Ltd. Class A (XSHG)	441,000	548
	China TransInfo Technology Co. Ltd. Class A (XSHE)	425,300	548
	First Tractor Co. Ltd. Class A (XSHG)	357,900	548
	LB Group Co. Ltd. Class A (XSEC)	199,000	547
	Jiangxi Bank Co. Ltd. Class H	3,301,529	547
*	Inspur Software Co. Ltd. Class A	329,798	547
	Anhui Heli Co. Ltd. Class A (XSSC)	382,675	547
	Rainbow Digital Commercial Co. Ltd. Class A	537,099	546
	Shenzhen SC New Energy Technology Corp. Class A (XSEC)	61,100	545
	Toyou Feiji Electronics Co. Ltd. Class A	518,435	545
*	Shanghai Fudan Forward S & T Co. Ltd. Class A (XSHG)	663,450	543
		Shares	Market Value• ($000)
	Bros Eastern Co. Ltd. Class A (XSSC)	644,479	543
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A (XSEC)	335,800	542
	Time Publishing & Media Co. Ltd. Class A	473,200	542
	China National Software & Service Co. Ltd. Class A (XSHG)	110,600	541
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSHG)	1,055,320	541
	Shenzhen World Union Group Inc. Class A (XSHE)	1,106,550	541
	Shanghai SMI Holding Co. Ltd. Class A (XSSC)	858,852	541
	Xinhu Zhongbao Co. Ltd. Class A (XSHG)	1,292,000	540
	Konka Group Co. Ltd. Class A (XSEC)	793,800	538
	Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSHG)	179,100	538
*	China High Speed Railway Technology Co. Ltd. Class A (XSEC)	1,584,100	536
*	Genimous Technology Co. Ltd. Class A (XSHE)	691,035	536
*	Yatsen Holding Ltd. ADR	872,710	536
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A (XSEC)	232,500	535
	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	1,043,000	535
*	Shanghai Shunho New Materials Technology Co. Ltd. Class A	1,023,800	535

81

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Fujian Star-net Communication Co. Ltd. Class A (XSEC)	163,400	534
*	Surfilter Network Technology Co. Ltd. Class A	617,768	533
	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSSC)	845,828	533
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A (XSEC)	121,446	532
	Tianjin Port Co. Ltd. Class A (XSSC)	875,263	532
*	Guangdong HEC Technology Holding Co. Ltd. Class A (XSSC)	560,960	532
*	Jiangsu Yinhe Electronics Co. Ltd. Class A	946,533	532
	Tsinghua Tongfang Co. Ltd. Class A (XSSC)	863,708	532
*	Guangxi Radio & Television Information Network Corp. Ltd. Class A	1,141,600	532
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A (XSSC)	136,147	531
	Jiangsu Expressway Co. Ltd. Class A (XSHG)	428,998	530
	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	887,900	529
*	Beijing HualuBaina Film & TV Co. Ltd. Class A	847,100	529
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A (XSEC)	240,700	528
*	Greatoo Intelligent Equipment Inc.	2,052,300	528
		Shares	Market Value• ($000)
	Haoxiangni Health Food Co. Ltd. Class A	506,788	527
*	Hubei Century Network Technology Co. Ltd. Class A	258,500	527
	CITIC Press Corp. Class A	192,900	526
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A (XSEC)	472,837	525
	Advanced Technology & Materials Co. Ltd. Class A (XSHE)	501,000	525
	Guomai Technologies Inc. Class A (XSHE)	680,179	525
	China South Publishing & Media Group Co. Ltd. Class A (XSHG)	361,000	525
	Gem-Year Industrial Co. Ltd. Class A (XSSC)	746,111	524
	FSPG Hi-Tech Co. Ltd. Class A	885,500	524
	Huadong Medicine Co. Ltd. Class A (XSEC)	101,900	523
*	Bank of Zhengzhou Co. Ltd. Class A (XSHE)	1,305,469	523
	Wolong Real Estate Group Co. Ltd. Class A (XSSC)	662,901	523
	Hangzhou Jiebai Group Co. Ltd. Class A (XSSC)	490,657	522
	Shenzhen Guangju Energy Co. Ltd. Class A	396,188	522
*	Ningbo Shuanglin Auto Parts Co. Ltd. Class A	406,900	522
	Beijing Shunxin Agriculture Co. Ltd. Class A (XSEC)	168,792	521
	Northeast Securities Co. Ltd. Class A (XSEC)	528,100	521

82

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Guoguang Electric Co. Ltd. Class A	480,600	520
*	Far East Smarter Energy Co. Ltd. Class A (XSSC)	901,200	520
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	151,237	520
	Rongan Property Co. Ltd. Class A (XSEC)	1,194,572	519
*	Henan Rebecca Hair Products Co. Ltd. Class A	1,267,320	519
	Guangdong Topstar Technology Co. Ltd. Class A	356,240	519
	Xinfengming Group Co. Ltd. Class A (XSHG)	362,796	518
*	Huatian Hotel Group Co. Ltd. Class A	1,001,500	516
	Jiangsu Gian Technology Co. Ltd. Class A (XSHE)	104,800	515
	Hangzhou Robam Appliances Co. Ltd. Class A (XSEC)	110,300	514
	Chongqing Water Group Co. Ltd. Class A (XSSC)	623,550	514
	Fuan Pharmaceutical Group Co. Ltd. Class A (XSHE)	990,200	514
	Wuhu Token Science Co. Ltd. Class A (XSEC)	557,783	512
*	Chengzhi Co. Ltd. Class A (XSHE)	357,628	511
*	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSSC)	763,061	510
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	231,500	510
*	Inner Mongolia Xingye Mining Co. Ltd. Class A (XSEC)	503,000	509
	Henan Taloph Pharmaceutical Stock Co. Ltd. Class A	622,730	509
		Shares	Market Value• ($000)
	Guangzhou Shangpin Home Collection Co. Ltd. Class A (XSHE)	134,315	508
	Shenzhen Goodix Technology Co. Ltd. Class A (XSSC)	59,656	507
*	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	552,800	507
	Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSHG)	249,100	505
	Henan Yuguang Gold & Lead Co. Ltd. Class A (XSHG)	710,800	505
*	Huafon Microfibre Shanghai Technology Co. Ltd. (XSHE)	932,955	505
*	Eastone Century Technology Co. Ltd. Class A	843,315	504
	Jinling Pharmaceutical Co. Ltd. Class A	508,831	503
	Shenzhen Comix Group Co. Ltd. Class A	612,400	503
*	PharmaBlock Sciences Nanjing Inc. Class A (XSEC)	43,491	502
*	Berry Genomics Co. Ltd. Class A (XSHE)	257,298	502
	Shandong Shengli Co. Class A	973,577	502
	Shanying International Holding Co. Ltd. Class A (XSHG)	1,176,000	501
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A (XSHE)	651,251	501
	Hexing Electrical Co. Ltd. Class A (XSSC)	291,668	500

83

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Xinjiang Machinery Research Institute Co. Ltd. Class A	1,411,536	500
	Xiamen King Long Motor Group Co. Ltd. Class A	676,646	500
*	Jiangsu Etern Co. Ltd. Class A (XSHG)	1,035,970	499
	Changchun Gas Co. Ltd. Class A	741,500	499
	Three Squirrels Inc. Class A	149,540	499
[3]	Gansu Qilianshan Cement Group Co. Ltd. Class A (XSHG)	306,100	498
	Goldcard Smart Group Co. Ltd. (XSHE)	353,600	498
*	Lander Sports Development Co. Ltd. Class A	1,172,450	497
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSSC)	495,361	496
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSHG)	294,624	496
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSHG)	191,240	496
*	Jiangsu Sihuan Bioengineering Co. Ltd. Class A	1,119,200	496
	Yotrio Group Co. Ltd. Class A (XSHE)	994,750	496
	Digital China Information Service Co. Ltd. Class A (XSHE)	311,643	495
	Changshu Tianyin Electromechanical Co. Ltd. Class A	412,893	495
	Shenzhen Sinovatio Technology Co. Ltd. Class A	153,216	494
		Shares	Market Value• ($000)
	Chengdu Huasun Technology Group Inc. Ltd. Class A	742,471	494
	Grinm Advanced Materials Co. Ltd. Class A (XSHG)	241,500	494
*	Tongding Interconnection Information Co. Ltd. Class A (XSHE)	858,300	494
*	Beijing Jetsen Technology Co. Ltd. Class A (XSHE)	680,212	494
	Changzheng Engineering Co. Ltd. Class A (XSHG)	290,030	494
	Southern Publishing & Media Co. Ltd. Class A	445,500	494
	Guangxi Guidong Electric Power Co. Ltd. Class A (XSHG)	885,000	492
	Shanghai Maling Aquarius Co. Ltd. Class A (XSSC)	460,698	491
	Sinochem International Corp. Class A (XSHG)	539,110	491
	Laobaixing Pharmacy Chain JSC Class A (XSHG)	100,970	491
*	Shanghai 2345 Network Holding Group Co. Ltd. Class A (XSHE)	1,658,514	490
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A (XSEC)	80,296	488
	Skyworth Digital Co. Ltd. Class A (XSEC)	262,900	487
	Jiangsu Huaxicun Co. Ltd. Class A (XSHE)	704,200	487
	ZYNP Corp. Class A	522,900	487

84

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Huizhou Speed Wireless Technology Co. Ltd. Class A	443,300	487
	Ningbo Peacebird Fashion Co. Ltd. Class A (XSHG)	175,698	487
	RiseSun Real Estate Development Co. Ltd. Class A (XSEC)	855,744	486
*	Xinlun New Materials Co. Ltd.	1,033,500	486
	North Huajin Chemical Industries Co. Ltd. Class A (XSEC)	546,600	485
*	Shanxi Guoxin Energy Corp. Ltd. Class A	729,426	485
	Streamax Technology Co. Ltd. Class A	145,100	485
*	Beijing Philisense Technology Co. Ltd. Class A (XSHE)	878,600	484
	Shenzhen Click Technology Co. Ltd. Class A	344,000	484
	Fujian Rongji Software Co. Ltd. Class A	609,300	483
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSSC)	489,203	483
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	408,869	482
	Sichuan Hexie Shuangma Co. Ltd. Class A (XSEC)	182,100	481
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A (XSEC)	478,500	480
	Sufa Technology Industry Co. Ltd. CNNC Class A	328,659	480
*	Shenzhen Infinova Ltd. Class A	1,076,307	480
	Hangzhou Cable Co. Ltd. Class A	652,000	480
		Shares	Market Value• ($000)
	Shenzhen World Union Group Inc. Class A (XSEC)	978,805	479
*	Xining Special Steel Co. Ltd. Class A	979,800	479
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A (XSHE)	352,700	479
	VanJee Technology Co. Ltd. Class A	201,160	479
	China Merchants Property Operation & Service Co. Ltd. Class A (XSEC)	173,700	479
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	671,524	478
*	Emei Shan Tourism Co. Ltd. Class A	478,100	478
	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSSC)	562,164	477
	Jiangsu Hongdou Industrial Co. Ltd. Class A (XSSC)	1,008,153	477
	Anhui Heli Co. Ltd. Class A (XSHG)	333,240	476
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSHG)	368,800	476
*	Suzhou Jinfu Technology Co. Ltd. Class A	1,089,400	476
	Beijing Beilu Pharmaceutical Co. Ltd. Class A	471,900	476
	Jiangsu Changbao Steeltube Co. Ltd. Class A	816,700	476
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSHG)	500,150	475
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	1,368,344	474
*	Shenzhen Glory Medical Co. Ltd. Class A	766,022	474

85

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Rendong Holdings Co. Ltd.	522,865	473
	China Bester Group Telecom Co. Ltd. Class A (XSHG)	262,845	472
	Glarun Technology Co. Ltd. Class A (XSHG)	217,058	470
	Hangzhou Advance Gearbox Group Co. Ltd. Class A	389,709	470
*	Beijing WKW Automotive Parts Co. Ltd. Class A	1,023,576	470
	Skyfame Realty Holdings Ltd.	43,309,804	469
	Western Region Gold Co. Ltd. Class A (XSSC)	274,400	469
	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A (XSHE)	1,084,024	469
	Loncin Motor Co. Ltd. Class A (XSHG)	741,350	469
	Qingdao Citymedia Co. Ltd. Class A	496,400	468
*	Shanghai Metersbonwe Fashion & Accessories Co. Ltd. Class A	1,828,400	468
	Xiangyu Medical Co. Ltd. Class A	107,228	468
*	Holitech Technology Co. Ltd. Class A (XSEC)	1,039,700	467
	Shenzhen Infogem Technologies Co. Ltd. Class A (XSEC)	350,400	467
*	Chang Jiang Shipping Group Phoenix Co. Ltd. Class A	993,900	467
	Shenzhen Center Power Tech Co. Ltd. Class A (XSHE)	281,850	466
	Jiangling Motors Corp. Ltd. Class B	635,970	465
		Shares	Market Value• ($000)
*	Sichuan Haite High-tech Co. Ltd. Class A (XSEC)	346,300	464
	Shanghai New World Co. Ltd. Class A (XSHG)	398,500	464
	Shandong Wohua Pharmaceutical Co. Ltd. Class A	568,140	464
*	Pubang Landscape Architecture Co. Ltd. Class A	1,835,497	464
*	Wuxi Huadong Heavy Machinery Co. Ltd. Class A	1,022,158	464
	Zhuhai Bojay Electronics Co. Ltd. Class A	95,100	464
	SPIC Yuanda Environmental-Protection Co. Ltd. Class A	570,600	463
*	Alpha Group Class A (XSHE)	827,701	463
*	Beijing Join-Cheer Software Co. Ltd. Class A	774,680	463
	Beijing Jiaxun Feihong Electrical Co. Ltd. Class A	611,600	463
*	LingNan Eco&Culture-Tourism Co. Ltd. Class A (XSHE)	1,091,911	463
	Guangdong Marubi Biotechnology Co. Ltd. Class A	148,329	463
	HPGC Renmintongtai Pharmaceutical Corp. Class A (XSHG)	550,134	462
*	Shang Gong Group Co. Ltd. Class B	1,313,134	461
	Oriental Pearl Group Co. Ltd. Class A (XSSC)	438,393	461
	Fujian Cement Inc. Class A	472,320	461
	Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSSC)	678,255	461
	Vontron Technology Co. Ltd. Class A	423,300	460

86

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Der Future Science & Technology Holding Group Co. Ltd. Class A	609,840	460
	Huaren Pharmaceutical Co. Ltd. Class A (XSEC)	856,972	460
*	Tibet Summit Resources Co. Ltd. Class A (XSSC)	157,132	459
	Shenzhen Aisidi Co. Ltd. Class A (XSHE)	422,520	459
	Jangho Group Co. Ltd. Class A (XSSC)	616,507	459
[3]	Shanghai Weaver Network Co. Ltd. Class A (XSSC)	72,056	458
	Songz Automobile Air Conditioning Co. Ltd. Class A	575,000	458
*	Guizhou Gas Group Corp. Ltd. Class A (XSHG)	434,972	458
*	Macrolink Culturaltainment Development Co. Ltd. Class A (XSHE)	1,056,632	456
*	Betta Pharmaceuticals Co. Ltd. Class A (XSEC)	70,200	455
	KPC Pharmaceuticals Inc. Class A (XSHG)	280,088	455
	Citychamp Dartong Co. Ltd. Class A (XSSC)	925,633	455
	Deluxe Family Co. Ltd. Class A (XSHG)	1,061,600	454
*	Shanghai 2345 Network Holding Group Co. Ltd. Class A (XSEC)	1,533,513	453
	China Meheco Co. Ltd. Class A (XSSC)	141,560	452
	Bestsun Energy Co. Ltd. Class A (XSHG)	686,600	452
		Shares	Market Value• ($000)
	Wenfeng Great World Chain Development Corp. Class A (XSHG)	928,000	452
*	Global Infotech Co. Ltd. Class A	388,600	452
*	Shenzhen Minkave Technology Co. Ltd. Class A	602,150	452
*	Zhejiang Founder Motor Co. Ltd. Class A	418,986	451
	Solareast Holdings Co. Ltd. Class A	775,159	451
*	Genimous Technology Co. Ltd. Class A (XSEC)	579,300	450
	Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSSC)	149,726	450
*	Tunghsu Optoelectronic Technology Co. Ltd. Class A (XSEC)	1,767,600	448
*	China Grand Automotive Services Group Co. Ltd. Class A (XSHG)	1,344,270	448
	Duolun Technology Corp. Ltd. Class A	587,777	448
	Jinneng Science&Technology Co. Ltd. Class A (XSSC)	305,200	447
	Hebei Huijin Group Co. Ltd. Class A	485,900	447
	Yunda Holding Co. Ltd. Class A (XSEC)	192,166	446
	Nanjing Pharmaceutical Co. Ltd. Class A	641,662	446
	Tianjin Lisheng Pharmaceutical Co. Ltd. Class A	154,800	446
*	Simei Media Co. Ltd. Class A	769,200	446
	Wellhope Foods Co. Ltd. Class A (XSHG)	371,300	446
	Beijing Water Business Doctor Co. Ltd. Class A (XSEC)	349,774	444

87

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Fulongma Group Co. Ltd. Class A (XSHG)	321,020	444
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A (XSEC)	713,400	443
*	Sichuan Languang Development Co. Ltd. Class A (XSHG)	1,707,860	443
*	Beijing Dinghan Technology Group Co. Ltd.	523,300	443
*	JC Finance & Tax Interconnect Holdings Ltd. Class A (XSHE)	475,040	443
*	Shanghai Xinhua Media Co. Ltd. Class A	787,200	442
	Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSHG)	569,700	442
*	Sou Yu Te Group Co. Ltd. Class A	2,415,182	442
	Zhejiang Vie Science & Technology Co. Ltd. Class A	460,400	442
	SGIS Songshan Co. Ltd. Class A (XSHE)	794,400	441
	Shandong Meichen Ecology & Environment Co. Ltd. Class A	1,379,220	441
	Wuhan Jingce Electronic Group Co. Ltd. Class A (XSHE)	82,677	441
	Shanghai Guangdian Electric Group Co. Ltd. Class A	1,006,700	440
*	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	330,670	440
*	Beiqi Foton Motor Co. Ltd. Class A (XSSC)	1,333,709	440
	Shanghai Yimin Commerce Group Co. Ltd. Class A	757,400	440
		Shares	Market Value• ($000)
*	Saurer Intelligent Technology Co. Ltd. Class A	925,900	438
*	Beijing Sifang Automation Co. Ltd. Class A (XSHG)	266,300	438
*	Vtron Group Co. Ltd. Class A	864,723	437
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A (XSHE)	185,900	437
	Zhejiang Red Dragonfly Footwear Co. Ltd. Class A	566,581	437
	CECEP Solar Energy Co. Ltd. Class A (XSEC)	432,400	435
	Shenzhen Infogem Technologies Co. Ltd. Class A (XSHE)	326,680	435
	Xiamen Kingdomway Group Co. Class A (XSEC)	136,200	434
*	Shenzhen Grandland Group Co. Ltd. Class A	1,277,051	433
*	Tianjin Futong Information Science & Technology Co. Ltd. Class A	1,174,500	430
	Shenzhen Textile Holdings Co. Ltd. Class A	444,475	430
	Nanjing Xinlian Electronics Co. Ltd. Class A	855,041	430
	Guangdong Delian Group Co. Ltd. Class A	675,035	430
*	Hunan Jingfeng Pharmaceutical Co. Ltd. Class A	892,853	429
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSHG)	435,200	429
*	Hanwang Technology Co. Ltd. Class A	231,900	429
	Shanghai Rongtai Health Technology Corp. Ltd. Class A	120,900	428

88

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Sinoma International Engineering Co. Class A (XSHG)	361,650	425
	China Railway Tielong Container Logistics Co. Ltd. Class A (XSSC)	597,800	424
	Northern United Publishing & Media Group Co. Ltd. Class A	517,800	424
	Bestore Co. Ltd. Class A	118,400	424
	Ovctek China Inc. Class A (XSEC)	75,740	423
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSHG)	534,800	422
	Yotrio Group Co. Ltd. Class A (XSEC)	844,600	421
*	Suning Universal Co. Ltd. Class A (XSEC)	796,549	421
	Sunward Intelligent Equipment Co. Ltd. Class A (XSHE)	424,600	420
	Sanlux Co. Ltd. Class A	648,400	420
	Create Technology & Science Co. Ltd. Class A	385,756	419
*	Tahoe Group Co. Ltd. Class A (XSHE)	1,471,400	418
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A (XSHG)	141,500	418
*	Sunsea AIoT Technology Co. Ltd. Class A	337,045	418
	Hainan Ruize New Building Material Co. Ltd. Class A (XSHE)	766,704	418
	Shenzhen Agricultural Products Group Co. Ltd. Class A (XSEC)	461,800	416
*	Shenzhen Mason Technologies Co. Ltd. Class A	848,500	416
	Triangle Tyre Co. Ltd. Class A	259,900	416
		Shares	Market Value• ($000)
	CITIC Heavy Industries Co. Ltd. Class A (XSSC)	831,227	416
	Opple Lighting Co. Ltd. Class A	170,700	414
	Xiamen Tungsten Co. Ltd. Class A (XSHG)	174,200	413
	Bengang Steel Plates Co. Ltd. Class B	1,215,011	412
	LianChuang Electronic Technology Co. Ltd. Class A (XSEC)	241,900	412
	Ningbo Joyson Electronic Corp. Class A (XSSC)	250,740	411
	Jiangling Motors Corp. Ltd. Class A (XSHE)	234,298	411
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSHG)	558,122	411
*	New Huadu Supercenter Co. Ltd. Class A	595,500	411
	Zhongshan Broad Ocean Motor Co. Ltd. Class A (XSEC)	542,300	407
	Shanghai Zhezhong Group Co. Ltd. Class A	251,700	407
*	Sichuan Haite High-tech Co. Ltd. Class A (XSHE)	302,880	406
*	Ningbo Cixing Co. Ltd. Class A	598,800	406
	Shandong Chenming Paper Holdings Ltd. Class A (XSEC)	509,141	405
*	Guangzhou Pearl River Development Group Co. Ltd. Class A	783,820	405
	Shanxi Blue Flame Holding Co. Ltd. Class A (XSHE)	246,440	403
	YLZ Information Technology Co. Ltd. Class A	444,300	403

89

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Winall Hi-Tech Seed Co. Ltd. Class A (XSEC)	182,400	403
*	Beijing Forever Technology Co. Ltd. Class A (XSHE)	439,194	402
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	201,960	401
	Hongbaoli Group Corp. Ltd. Class A	714,859	401
	CNGR Advanced Material Co. Ltd. Class A (XSEC)	31,700	400
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A (XSEC)	247,161	399
	Beijing eGOVA Co. Ltd. Class A (XSHE)	164,241	398
	Huadian Heavy Industries Co. Ltd. Class A (XSSC)	604,909	398
	Great Wall Motor Co. Ltd. Class A	106,738	397
	Shanghai STEP Electric Corp. Class A	494,600	397
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A (XSEC)	421,800	396
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A (XSEC)	325,700	396
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A (XSHE)	386,900	396
	Central China Land Media Co. Ltd. Class A	374,700	395
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSSC)	1,274,005	395
*	Shenzhen Sea Star Technology Co. Ltd. Class A	588,500	394
		Shares	Market Value• ($000)
*	Tunghsu Azure Renewable Energy Co. Ltd. Class A (XSEC)	928,500	393
	Shanghai New Huang Pu Industrial Group Co. Ltd. Class A (XSHG)	474,480	393
	Xiamen ITG Group Corp. Ltd. Class A (XSHG)	348,100	392
	Focused Photonics Hangzhou Inc. Class A (XSHE)	143,400	391
	Integrated Electronic Systems Lab Co. Ltd. Class A	550,069	391
	Guangzhou Zhiguang Electric Co. Ltd. Class A (XSEC)	377,400	391
	Tangrenshen Group Co. Ltd. Class A (XSEC)	344,100	390
	Fujian Longxi Bearing Group Co. Ltd. Class A	366,699	390
*	Chengdu Xinzhu Road&Bridge Machinery Co. Ltd. Class A	614,114	390
	Xuchang Yuandong Drive Shaft Co. Ltd. Class A	595,600	390
*	Guang Dong Tloong Technology Group Co. Ltd. Class A	723,970	389
	Digital China Information Service Co. Ltd. Class A (XSEC)	243,900	387
	Shenzhen Gongjin Electronics Co. Ltd. Class A (XSSC)	384,348	387
*	Aerospace Hi-Tech Holdings Grp Ltd. Class A (XSEC)	330,130	386
	Guangzhou Zhiguang Electric Co. Ltd. Class A (XSHE)	372,300	386
	Zhejiang Aokang Shoes Co. Ltd. Class A	359,876	386

90

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	StarPower Semiconductor Ltd. Class A (XSSC)	7,500	386
[1,2]	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	524,500	385
	Dongjiang Environmental Co. Ltd. Class A (XSEC)	440,600	383
	Hand Enterprise Solutions Co. Ltd. Class A (XSHE)	327,100	383
*	Xiangxue Pharmaceutical Co. Ltd. Class A	460,600	383
*	Shanghai Jiao Yun Co. Ltd. Class A (XSSC)	643,190	383
	Xinyu Iron & Steel Co. Ltd. Class A (XSSC)	443,400	382
*	China Television Media Ltd. Class A	310,000	382
*	Aerospace Hi-Tech Holdings Grp Ltd. Class A (XSHE)	326,020	381
*	Guangdong Zhengye Technology Co. Ltd. Class A	374,236	381
	Weifu High-Technology Group Co. Ltd. Class A	124,100	380
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A (XSHE)	187,500	380
*	China Fortune Land Development Co. Ltd. Class A (XSHG)	824,578	377
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSHG)	268,000	376
*	Shandong Airlines Co. Ltd. Class B	1,048,655	374
	Shenzhen Ysstech Info-tech Co. Ltd. Class A (XSEC)	305,400	374
	People.cn Co. Ltd. Class A (XSSC)	269,781	374
		Shares	Market Value• ($000)
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSHG)	590,400	373
	Unilumin Group Co. Ltd. Class A (XSHE)	443,838	373
	China World Trade Center Co. Ltd. Class A (XSHG)	172,500	372
*	Dr Peng Telecom & Media Group Co. Ltd. Class A (XSHG)	548,100	372
	MYS Group Co. Ltd. Class A (XSHE)	789,767	371
	Beijing Capital Development Co. Ltd. Class A (XSHG)	428,652	370
[3]	Guangzhou KingTeller Technology Co. Ltd. Class A	817,028	370
	Triumph Science & Technology Co. Ltd. Class A (XSSC)	309,550	370
	Dongfeng Electronic Technology Co. Ltd. Class A (XSSC)	248,888	370
	Ligao Foods Co. Ltd. Class A (XSEC)	34,600	370
	Metro Land Corp. Ltd. Class A	561,500	369
	Inmyshow Digital Technology Group Co. Ltd. (XSHG)	338,000	369
*	ChangYuan Technology Group Ltd. (XSHG)	607,060	368
[1]	Shenwan Hongyuan Group Co. Ltd. Class H	1,760,000	368
*	Liaoning Shenhua Holdings Co. Ltd.	1,326,800	367
	Sino-Platinum Metals Co. Ltd. Class A (XSHG)	148,298	366
	Shanghai New World Co. Ltd. Class A (XSSC)	314,400	366

91

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	ChangYuan Technology Group Ltd. (XSSC)	602,283	365
*	Ligeance Aerospace Technology Co. Ltd. Class A (XSHE)	390,466	365
	Jangho Group Co. Ltd. Class A (XSHG)	488,200	364
	Visual China Group Co. Ltd. Class A (XSEC)	202,419	363
*	KraussMaffei Co. Ltd. Class A	431,434	363
	Konka Group Co. Ltd. Class A (XSHE)	535,900	363
	Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSSC)	533,520	363
*	Kunshan Kersen Science & Technology Co. Ltd. Class A (XSSC)	345,300	361
	Huaxi Securities Co. Ltd. Class A (XSEC)	342,700	360
	Luenmei Quantum Co. Ltd. Class A (XSSC)	351,842	360
	Unilumin Group Co. Ltd. Class A (XSEC)	428,200	360
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A (XSHE)	781,900	360
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A (XSHE)	88,500	360
*	Jiangmen Kanhoo Industry Co. Ltd. Class A	214,117	360
	China Wafer Level CSP Co. Ltd. Class A (XSSC)	80,808	360
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A (XSSC)	742,600	359
		Shares	Market Value• ($000)
	Wisesoft Co. Ltd. Class A	231,865	359
	Yueyang Forest & Paper Co. Ltd. Class A (XSSC)	523,380	357
*	Beijing BDStar Navigation Co. Ltd. Class A (XSEC)	85,400	356
	Zheshang Securities Co. Ltd. Class A (XSSC)	257,100	356
	Beijing Hualian Department Store Co. Ltd. Class A (XSHE)	1,344,700	355
	Guangdong South New Media Co. Ltd. Class A (XSEC)	67,212	355
	Guangzhou Baiyun International Airport Co. Ltd. Class A (XSSC)	196,466	354
	Befar Group Co. Ltd. Class A (XSSC)	439,492	353
	Rongan Property Co. Ltd. Class A (XSHE)	814,200	353
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A (XSHE)	683,920	353
	Anhui Yingliu Electromechanical Co. Ltd. Class A (XSSC)	194,320	351
	Juewei Food Co. Ltd. Class A (XSSC)	52,860	350
	Hefei Department Store Group Co. Ltd. Class A	519,517	350
*	Strait Innovation Internet Co. Ltd. Class A	640,698	349
	Renhe Pharmacy Co. Ltd. Class A (XSEC)	381,501	349
*	Tangel Culture Co. Ltd. Class A	745,400	349
	Longmaster Information & Technology Co. Ltd. Class A (XSEC)	246,300	349

92

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (XSEC)	442,000	348
*	Doushen Beijing Education & Technology Inc. Class A	866,539	348
	Xinfengming Group Co. Ltd. Class A (XSSC)	243,655	348
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSSC)	252,760	348
*	Shenzhen Rapoo Technology Co. Ltd. Class A	246,590	345
*	Betta Pharmaceuticals Co. Ltd. Class A (XSHE)	53,200	345
	Shanghai Maling Aquarius Co. Ltd. Class A (XSHG)	323,200	344
	Telling Telecommunication Holding Co. Ltd. Class A (XSHE)	257,000	343
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A (XSHE)	833,200	343
	Ningbo Sanxing Medical Electric Co. Ltd. Class A (XSHG)	258,500	342
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A (XSHE)	213,000	341
	COSCO SHIPPING Development Co. Ltd. Class A (XSSC)	730,576	340
	Jinyu Bio-Technology Co. Ltd. Class A (XSHG)	268,996	339
*	Xingmin Intelligent Transportation Systems Group Co. Ltd. Class A	595,626	339
	Sansure Biotech Inc. Class A (XSSC)	54,106	339
		Shares	Market Value• ($000)
	Shanghai Belling Co. Ltd. Class A (XSHG)	143,000	337
	China Animal Husbandry Industry Co. Ltd. Class A (XSSC)	201,768	337
*	Jiangsu Yueda Investment Co. Ltd. Class A (XSSC)	486,700	336
	Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSSC)	602,466	336
*	Hongbo Co. Ltd. Class A	456,950	335
	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (XSEC)	515,756	334
*	Shenzhen Hongtao Group Co. Ltd. Class A	1,043,260	334
*	Wuxi Hodgen Technology Co. Ltd. Class A	416,100	334
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A (XSSC)	80,000	333
*	Zhongtong Bus Co. Ltd.	528,900	332
	Shanghai DragonNet Technology Co. Ltd. Class A	300,901	332
	Western Region Gold Co. Ltd. Class A (XSHG)	194,400	332
	China Greatwall Technology Group Co. Ltd. Class A (XSEC)	243,700	331
*	Maoye Commercial Co. Ltd. Class A (XSHG)	591,102	331
	Citychamp Dartong Co. Ltd. Class A (XSHG)	668,700	329
	Zhejiang NetSun Co. Ltd. Class A (XSEC)	184,600	329

93

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Xinyangfeng Agricultural Technology Co. Ltd. Class A (XSEC)	139,800	328
	Harbin Hatou Investment Co. Ltd. Class A	498,900	327
	Shenzhen Noposion Agrochemicals Co. Ltd. Class A (XSHE)	383,200	327
	Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSHG)	178,938	326
	Orient International Enterprise Ltd. Class A	307,800	325
	Hunan Mendale Hometextile Co. Ltd. Class A	762,754	324
*	Harbin Pharmaceutical Group Co. Ltd. Class A (XSHG)	739,354	322
*	Shanghai Shenda Co. Ltd. Class A (XSHG)	623,500	322
*	Talkweb Information System Co. Ltd. Class A (XSEC)	405,107	322
	Duzhe Publishing & Media Co. Ltd. Class A	442,500	322
*	Huafon Microfibre Shanghai Technology Co. Ltd. (XSEC)	593,346	321
	Thinkingdom Media Group Ltd. Class A	124,581	321
*	Beijing Forever Technology Co. Ltd. Class A (XSEC)	349,700	320
	Zhuhai Huafa Properties Co. Ltd. Class A (XSHG)	276,840	320
*	China Quanjude Group Co. Ltd. Class A	278,800	320
	Fujian Green Pine Co. Ltd. Class A	355,400	320
		Shares	Market Value• ($000)
	China Railway Tielong Container Logistics Co. Ltd. Class A (XSHG)	450,150	319
[3]	Fujian Longking Co. Ltd. Class A (XSHG)	245,222	319
*	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSSC)	566,627	319
*	Qingdao Kingking Applied Chemistry Co. Ltd. Class A	680,270	317
[1]	Orient Securities Co. Ltd. Class H	524,000	316
*	ZJBC Information Technology Co. Ltd. Class A	745,962	316
	Hangzhou Zhongheng Electric Co. Ltd. Class A (XSHE)	325,667	316
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSSC)	615,704	316
	Sichuan Changhong Electric Co. Ltd. Class A (XSSC)	787,438	315
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A (XSEC)	50,700	314
	Tech-Bank Food Co. Ltd. Class A (XSEC)	315,280	314
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A (XSSC)	359,939	313
	Zhuzhou Hongda Electronics Corp. Ltd. Class A (XSEC)	40,800	312
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A (XSHG)	358,400	312
	Shandong Denghai Seeds Co. Ltd. Class A (XSEC)	93,900	312

94

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Macrolink Culturaltainment Development Co. Ltd. Class A (XSEC)	718,242	310
	Tian Di Science & Technology Co. Ltd. Class A (XSHG)	456,100	309
	Shenzhen Gongjin Electronics Co. Ltd. Class A (XSHG)	306,240	309
	Suzhou TFC Optical Communication Co. Ltd. Class A (XSEC)	93,000	307
	JCHX Mining Management Co. Ltd. Class A (XSSC)	96,073	307
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSSC)	236,600	306
*	Baida Group Co. Ltd. Class A	180,800	306
	Hangzhou Jiebai Group Co. Ltd. Class A (XSHG)	287,900	306
	Beijing Hualian Department Store Co. Ltd. Class A (XSEC)	1,155,081	305
	Black Peony Group Co. Ltd. Class A (XSHG)	225,400	304
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A (XSEC)	395,100	304
*	Chengdu CORPRO Technology Co. Ltd. Class A (XSHE)	128,600	303
*	Shanghai Lonyer Fuels Co. Ltd. Class A	326,300	302
*	EGing Photovoltaic Technology Co. Ltd. Class A (XSSC)	579,174	302
	Tongyu Communication Inc. Class A (XSHE)	182,475	301
	Maanshan Iron & Steel Co. Ltd. Class H	766,000	300
		Shares	Market Value• ($000)
	Chengtun Mining Group Co. Ltd. Class A (XSHG)	286,400	300
	Ningbo Yunsheng Co. Ltd. Class A (XSHG)	232,740	299
*	Bluedon Information Security Technology Co. Ltd. Class A	1,245,056	298
*	H&R Century Union Corp. Class A	709,000	298
	Jiangsu General Science Technology Co. Ltd. Class A	510,700	297
	MYS Group Co. Ltd. Class A (XSEC)	628,125	295
	Wolong Electric Group Co. Ltd. Class A (XSHG)	180,200	295
	Guangzhou Holike Creative Home Co. Ltd. Class A (XSHG)	220,658	295
	Suzhou Anjie Technology Co. Ltd. Class A (XSEC)	150,460	294
	Shenzhen Anche Technologies Co. Ltd. Class A (XSHE)	150,000	292
	Qinhuangdao Port Co. Ltd. Class A (XSHG)	729,500	291
	Ganfeng Lithium Co. Ltd. Class A	17,400	289
	Shenzhen Noposion Agrochemicals Co. Ltd. Class A (XSEC)	338,500	289
*	Jiangsu Yueda Investment Co. Ltd. Class A (XSHG)	417,600	288
	Shanghai Chinafortune Co. Ltd. Class A (XSHG)	196,700	288
*	Guangdong Baolihua New Energy Stock Co. Ltd. Class A (XSEC)	451,000	287

95

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Bestsun Energy Co. Ltd. Class A (XSSC)	436,100	287
	Chongqing Dima Industry Co. Ltd. Class A (XSHG)	868,700	287
	Nanjing Sciyon Wisdom Technology Group Co. Ltd. Class A	208,346	287
	Neway Valve Suzhou Co. Ltd. Class A (XSHG)	251,288	287
*	STO Express Co. Ltd. Class A (XSEC)	223,899	285
	Topsec Technologies Group Inc. Class A (XSEC)	205,200	285
	Jiangsu Expressway Co. Ltd. Class A (XSSC)	228,800	283
	Sansure Biotech Inc. Class A (XSHG)	45,121	283
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A (XSEC)	210,700	282
*	Xuzhou Handler Special Vehicle Co. Ltd. Class A	1,041,757	282
	Guangxi Nanning Waterworks Co. Ltd. Class A	308,600	282
	Zhejiang Weixing New Building Materials Co. Ltd. Class A (XSHE)	97,600	280
	Luxin Venture Capital Group Co. Ltd. Class A (XSSC)	165,708	279
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A (XSEC)	108,400	278
	Henan Yuguang Gold & Lead Co. Ltd. Class A (XSSC)	391,300	278
	Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSHG)	409,000	278
		Shares	Market Value• ($000)
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A (XSEC)	9,300	277
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A (XSHE)	481,800	274
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSSC)	195,598	274
	Lucky Film Co. Class A (XSHG)	309,500	273
*	KAISA JiaYun Technology Inc. Class A	613,020	273
	Huadian Heavy Industries Co. Ltd. Class A (XSHG)	414,676	273
*	Beijing Philisense Technology Co. Ltd. Class A (XSEC)	492,033	271
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSHG)	274,385	271
	Shenzhen Kinwong Electronic Co. Ltd. Class A (XSSC)	86,772	269
	Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSHG)	481,300	269
	Xiamen International Airport Co. Ltd. Class A (XSHG)	122,000	269
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	355,546	269
*	Visionox Technology Inc. Class A (XSEC)	300,796	268
*,3	Colour Life Services Group Co. Ltd.	3,390,570	268
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A (XSHG)	98,300	267

96

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Shenzhen Tellus Holding Co. Ltd. Class A (XSHE)	159,510	267
*	China High Speed Railway Technology Co. Ltd. Class A (XSHE)	782,197	265
	Greattown Holdings Ltd. Class A (XSSC)	546,421	263
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSSC)	121,218	261
	Ningbo David Medical Device Co. Ltd. Class A (XSEC)	182,500	259
*	AECC Aero Science & Technology Co. Ltd. Class A (XSSC)	103,600	259
	Chongqing Dima Industry Co. Ltd. Class A (XSSC)	778,307	257
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A (XSEC)	249,626	255
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A (XSEC)	353,100	254
	Ningxia Building Materials Group Co. Ltd. Class A (XSHG)	129,000	254
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A (XSHE)	270,600	254
*	Tunghsu Azure Renewable Energy Co. Ltd. Class A (XSHE)	597,100	253
*	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSHG)	441,600	248
	Yabao Pharmaceutical Group Co. Ltd. Class A (XSHG)	270,400	247
		Shares	Market Value• ($000)
*	Sichuan Xun You Network Technology Co. Ltd. Class A (XSHE)	152,900	247
	YongXing Special Materials Technology Co. Ltd. Class A (XSEC)	15,900	247
*	Ligeance Aerospace Technology Co. Ltd. Class A (XSEC)	262,000	245
	Shanghai New Huang Pu Industrial Group Co. Ltd. Class A (XSSC)	294,716	244
	Shanghai AtHub Co. Ltd. Class A (XSSC)	69,580	242
	Shanghai Xujiahui Commercial Co. Ltd. Class A	140,200	241
	Shandong Jinjing Science & Technology Co. Ltd. Class A (XSHG)	275,100	240
	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	581,200	240
	Camel Group Co. Ltd. Class A (XSHG)	190,580	239
	IReader Technology Co. Ltd. Class A (XSSC)	115,394	237
*	Anker Innovations Technology Co. Ltd. Class A (XSHE)	27,600	237
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A (XSEC)	414,800	236
	CQ Pharmaceutical Holding Co. Ltd. Class A (XSEC)	321,900	235
	Hunan Zhongke Electric Co. Ltd. Class A (XSEC)	60,000	234

97

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	JC Finance & Tax Interconnect Holdings Ltd. Class A (XSEC)	250,100	233
*	Red Star Macalline Group Corp. Ltd. Class A	305,030	230
	Shanghai Pudong Construction Co. Ltd. Class A (XSHG)	227,783	230
	Realcan Pharmaceutical Group Co. Ltd. Class A (XSEC)	420,100	229
	An Hui Wenergy Co. Ltd. Class A (XSEC)	395,790	229
	Jenkem Technology Co. Ltd. Class A (XSSC)	9,368	227
	Jiangsu Gian Technology Co. Ltd. Class A (XSEC)	45,840	225
*	Tahoe Group Co. Ltd. Class A (XSEC)	788,200	224
	Rastar Group Class A	558,700	223
	Guomai Technologies Inc. Class A (XSEC)	287,886	222
	Guangdong Anjubao Digital Technology Co. Ltd. Class A	298,900	222
*	LingNan Eco&Culture-Tourism Co. Ltd. Class A (XSEC)	521,400	221
	Qianhe Condiment & Food Co. Ltd. Class A (XSSC)	82,920	221
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSSC)	106,168	221
	Wolong Real Estate Group Co. Ltd. Class A (XSHG)	280,100	221
*	Shanghai Shenda Co. Ltd. Class A (XSSC)	427,300	220
	Beijing Teamsun Technology Co. Ltd. Class A (XSHG)	271,420	220
		Shares	Market Value• ($000)
	Long Yuan Construction Group Co. Ltd. Class A (XSHG)	281,700	220
	Hangzhou Zhongheng Electric Co. Ltd. Class A (XSEC)	225,600	219
	Zhejiang Wanma Co. Ltd. Class A (XSHE)	221,800	218
	Shanghai Industrial Development Co. Ltd. Class A (XSHG)	357,890	218
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A (XSEC)	160,900	218
	Beijing Bashi Media Co. Ltd. Class A (XSSC)	439,434	218
	Chaowei Power Holdings Ltd.	1,011,924	217
*	Guangdong Golden Dragon Development Inc. Class A (XSEC)	114,600	215
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSSC)	291,225	215
*	Grandjoy Holdings Group Co. Ltd. Class A (XSEC)	359,500	214
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSHG)	153,960	212
	CSG Holding Co. Ltd. Class A	249,200	210
*	Gree Real Estate Co. Ltd. Class A (XSHG)	271,320	210
	Accelink Technologies Co. Ltd. Class A (XSEC)	92,200	209
	Sichuan EM Technology Co. Ltd. Class A (XSSC)	127,140	209
	Shanghai Bright Power Semiconductor Co. Ltd. Class A (XSSC)	9,837	208
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSHG)	613,100	207

98

Emerging Markets Stock Index Fund
	Shares	Market Value• ($000)
Shenzhen Topway Video Communication Co. Ltd. Class A	270,900	206
Hexing Electrical Co. Ltd. Class A (XSHG)	120,021	206
Shenzhen Aisidi Co. Ltd. Class A (XSEC)	188,800	205
Wuxi Taiji Industry Co. Ltd. Class A (XSHG)	204,420	205
Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A (XSHE)	155,280	203
Lingyun Industrial Corp. Ltd. Class A (XSHG)	178,724	203
Qingdao Doublestar Co. Ltd. Class A	412,400	201
Guangdong Guangzhou Daily Media Co. Ltd. Class A	374,300	201
China Harzone Industry Corp. Ltd. Class A (XSHE)	192,543	200
Changzhou Tronly New Electronic Materials Co. Ltd. Class A (XSHE)	164,114	200
Canny Elevator Co. Ltd. Class A (XSEC)	185,877	199
Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	325,200	198
Shenzhen Fine Made Electronics Group Co. Ltd. Class A (XSEC)	23,100	198
Huaren Pharmaceutical Co. Ltd. Class A (XSHE)	363,900	195
Avary Holding Shenzhen Co. Ltd. Class A (XSEC)	43,500	193
Lucky Film Co. Class A (XSSC)	219,191	193
Shenzhen H&T Intelligent Control Co. Ltd. Class A (XSEC)	94,200	192
		Shares	Market Value• ($000)
*	Alpha Group Class A (XSEC)	339,300	190
*	Yantai Zhenghai Magnetic Material Co. Ltd. Class A (XSEC)	109,800	190
	Hainan Poly Pharm Co. Ltd. Class A (XSEC)	46,824	187
	Xiamen International Airport Co. Ltd. Class A (XSSC)	84,970	187
	Deluxe Family Co. Ltd. Class A (XSSC)	437,436	187
	Zhejiang Wanliyang Co. Ltd. Class A (XSHE)	186,300	186
	China Enterprise Co. Ltd. Class A (XSSC)	325,000	186
*	Kunshan Kersen Science & Technology Co. Ltd. Class A (XSHG)	177,968	186
	Shenzhen New Nanshan Holding Group Co. Ltd. Class A (XSEC)	259,700	185
	Yantai Eddie Precision Machinery Co. Ltd. Class A (XSSC)	63,560	184
	Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSSC)	237,100	184
*	Longshine Technology Group Co. Ltd. Class A (XSEC)	58,000	183
*,3	Zhuhai Hokai Medical Instruments Co. Ltd. Class A	779,932	182
	Fujian Aonong Biological Technology Group Inc. Ltd. Class A (XSSC)	72,280	180
	Beijing Bashi Media Co. Ltd. Class A (XSHG)	362,236	180

99

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Sichuan Expressway Co. Ltd. Class A (XSHG)	284,100	178
	Guangzhou Shangpin Home Collection Co. Ltd. Class A (XSEC)	46,662	176
	Hanyu Group Joint-Stock Co. Ltd. Class A	249,500	176
*	Shanghai Jiao Yun Co. Ltd. Class A (XSHG)	293,500	175
*	Hainan Mining Co. Ltd. Class A (XSSC)	153,262	173
*	Oceanwide Holdings Co. Ltd. Class A (XSEC)	767,000	172
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A (XSEC)	331,600	171
	Hebei Construction Group Corp. Ltd. Class H	1,417,498	171
*,3	Fantasia Holdings Group Co. Ltd.	6,583,520	168
	Hunan Aihua Group Co. Ltd. Class A (XSSC)	42,200	168
*	Hybio Pharmaceutical Co. Ltd. Class A (XSHE)	80,700	168
	Heilongjiang Agriculture Co. Ltd. Class A (XSSC)	78,300	167
*	Hangxiao Steel Structure Co. Ltd. Class A (XSSC)	324,200	167
	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSHG)	263,500	166
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A (XSEC)	393,700	162
	Bright Real Estate Group Co. Ltd. Class A (XSHG)	388,531	162
	TangShan Port Group Co. Ltd. Class A (XSHG)	391,248	162
		Shares	Market Value• ($000)
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A (XSHG)	290,550	161
	Changzhou Qianhong Biopharma Co. Ltd. Class A (XSEC)	171,350	161
*	Yihua Healthcare Co. Ltd. Class A (XSHE)	495,958	158
	Shandong Xiantan Co. Ltd. Class A (XSEC)	125,850	158
*	Sichuan Xun You Network Technology Co. Ltd. Class A (XSEC)	97,194	157
	Shenzhen Heungkong Holding Co. Ltd. Class A (XSHG)	454,350	156
*	Tongding Interconnection Information Co. Ltd. Class A (XSEC)	268,000	154
	Huafu Fashion Co. Ltd. (XSEC)	278,500	153
	Chongqing Zongshen Power Machinery Co. Ltd. Class A (XSEC)	187,500	153
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A (XSHG)	217,600	153
	Hytera Communications Corp. Ltd. Class A (XSEC)	219,500	152
	Goldenmax International Technology Ltd. Class A (XSEC)	123,800	150
	Guangxi Guidong Electric Power Co. Ltd. Class A (XSSC)	267,700	149
	Foshan Electrical & Lighting Co. Ltd. Class A	211,200	148
	Guangdong Tapai Group Co. Ltd. Class A (XSEC)	110,900	147

100

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	GI Technologies Group Co. Ltd. Class A	702,960	146
	Shenzhen Sunlord Electronics Co. Ltd. Class A (XSEC)	38,500	145
*	Yihua Healthcare Co. Ltd. Class A (XSEC)	452,475	144
	China Great Wall Securities Co. Ltd. Class A (XSEC)	115,600	143
*	Innuovo Technology Co. Ltd. Class A (XSEC)	158,700	143
*	EGing Photovoltaic Technology Co. Ltd. Class A (XSHG)	271,800	142
	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A (XSHE)	291,100	142
*	Shanghai Foreign Service Holding Group Co. Ltd. (XSSC)	168,000	141
	Huabao Flavours & Fragrances Co. Ltd. Class A (XSEC)	42,321	140
	Guangzhou Zhujiang Brewery Co. Ltd. Class A (XSEC)	119,859	139
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSHG)	448,520	139
*	Polaris Bay Group Co. Ltd. Class A (XSSC)	118,400	139
	Huayuan Property Co. Ltd. Class A (XSHG)	440,570	138
	Gem-Year Industrial Co. Ltd. Class A (XSHG)	196,000	138
	CECEP Wind-Power Corp. Class A (XSHG)	225,800	137
	CGN Nuclear Technology Development Co. Ltd. Class A (XSEC)	108,598	136
		Shares	Market Value• ($000)
	Jiangsu Yoke Technology Co. Ltd. Class A (XSEC)	20,100	136
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A (XSEC)	293,600	135
*	Shunfa Hengye Corp. Class A (XSEC)	271,120	134
	Ningbo David Medical Device Co. Ltd. Class A (XSHE)	94,800	134
	Kailuan Energy Chemical Co. Ltd. Class A (XSSC)	121,600	134
	Shandong Minhe Animal Husbandry Co. Ltd. Class A (XSEC)	58,900	133
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	32,500	130
	Baosheng Science & Technology Innovation Co. Ltd. Class A (XSHG)	226,569	129
	Dongfeng Electronic Technology Co. Ltd. Class A (XSHG)	86,000	128
	Nantong Jianghai Capacitor Co. Ltd. Class A (XSEC)	44,660	128
*	Berry Genomics Co. Ltd. Class A (XSEC)	65,305	127
	Better Life Commercial Chain Share Co. Ltd. Class A (XSEC)	94,200	126
*	Sichuan Languang Development Co. Ltd. Class A (XSSC)	484,272	126
	YGSOFT Inc. Class A (XSEC)	144,782	125
	Jinzhou Port Co. Ltd. Class A	267,100	122
	PCI Technology Group Co. Ltd. Class A (XSSC)	135,900	121

101

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Hainan Ruize New Building Material Co. Ltd. Class A (XSEC)	219,000	119
*	Minmetals Development Co. Ltd. Class A (XSSC)	104,800	119
	Blue Sail Medical Co. Ltd. Class A (XSEC)	87,564	118
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A (XSEC)	49,700	117
	Longmaster Information & Technology Co. Ltd. Class A (XSHE)	82,600	117
	Imeik Technology Development Co. Ltd. Class A (XSEC)	1,500	117
	C&S Paper Co. Ltd. Class A (XSEC)	72,800	115
	JL Mag Rare-Earth Co. Ltd. Class A (XSEC)	29,120	115
*	China Dive Corp. Ltd. Class A (XSHE)	144,317	113
	Beijing Jingneng Power Co. Ltd. Class A (XSHG)	252,800	110
	Zhejiang Hangmin Co. Ltd. Class A (XSSC)	141,939	109
	Shenzhen Desay Battery Technology Co. Class A (XSEC)	23,345	109
	Shenzhen Tellus Holding Co. Ltd. Class A (XSEC)	64,297	107
	Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A (XSSC)	46,620	107
	Fuan Pharmaceutical Group Co. Ltd. Class A (XSEC)	206,900	107
	Eastern Communications Co. Ltd. Class B	259,500	106
		Shares	Market Value• ($000)
	263 Network Communications Co. Ltd. Class A (XSEC)	194,200	106
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSHG)	93,600	105
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A (XSSC)	60,430	104
	Eoptolink Technology Inc. Ltd. Class A (XSEC)	29,545	104
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A (XSHG)	89,440	102
	Shenzhen Megmeet Electrical Co. Ltd. Class A (XSEC)	35,200	99
	YanTai Shuangta Food Co. Ltd. Class A (XSEC)	90,500	98
	Zhejiang Yasha Decoration Co. Ltd. Class A (XSEC)	138,500	97
*	HyUnion Holding Co. Ltd. Class A (XSEC)	87,800	96
	Guangdong Dowstone Technology Co. Ltd. Class A (XSHE)	36,700	95
	Jiangsu GoodWe Power Supply Technology Co. Ltd. Class A (XSSC)	3,714	95
*	Sumavision Technologies Co. Ltd. Class A (XSEC)	135,700	94
*	Jiangsu Etern Co. Ltd. Class A (XSSC)	195,000	94
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A (XSEC)	98,000	93

102

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	China Bester Group Telecom Co. Ltd. Class A (XSSC)	52,000	93
	Jointo Energy Investment Co. Ltd. Hebei Class A (XSEC)	145,900	92
	Tongyu Communication Inc. Class A (XSEC)	55,500	92
	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A (XSEC)	207,400	90
	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSHG)	101,000	86
	Beijing North Star Co. Ltd. Class A (XSHG)	247,700	85
	COFCO Capital Holdings Co. Ltd. Class A (XSEC)	78,200	85
*	China Reform Health Management & Services Group Co. Ltd. Class A (XSEC)	70,600	83
	Zhejiang NetSun Co. Ltd. Class A (XSHE)	45,000	80
	Wenfeng Great World Chain Development Corp. Class A (XSSC)	163,313	80
	Anhui Kouzi Distillery Co. Ltd. Class A (XSHG)	10,400	80
*	Huayi Brothers Media Corp. Class A (XSEC)	195,302	75
*	Wuhan P&S Information Technology Co. Ltd. Class A (XSEC)	105,700	74
	Toly Bread Co. Ltd. Class A (XSSC)	35,476	73
	Infore Environment Technology Group Co. Ltd. Class A (XSEC)	105,300	71
		Shares	Market Value• ($000)
*	Xiwang Foodstuffs Co. Ltd. Class A (XSEC)	106,164	70
	Jiangsu Huaxicun Co. Ltd. Class A (XSEC)	95,200	66
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A (XSEC)	34,100	65
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (XSEC)	67,400	64
	Guangdong Shirongzhaoye Co. Ltd. Class A (XSEC)	70,056	62
*,3	Shanghai Topcare Medical Services Co. Ltd. (XSSC)	27,800	62
	HPGC Renmintongtai Pharmaceutical Corp. Class A (XSSC)	69,000	58
	Jiangling Motors Corp. Ltd. Class A (XSEC)	31,900	56
	Vatti Corp. Ltd. Class A (XSEC)	73,700	56
	Neway Valve Suzhou Co. Ltd. Class A (XSSC)	48,721	56
*	Enjoyor Technology Co. Ltd. Class A (XSHE)	56,200	55
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A (XSEC)	29,000	54
	Wisdom Education International Holdings Co. Ltd.	1,504,000	52
	Zhejiang Meida Industrial Co. Ltd. Class A (XSHE)	24,400	52
	Changzheng Engineering Co. Ltd. Class A (XSSC)	30,316	52
	Goldcard Smart Group Co. Ltd. (XSEC)	35,510	50
	Fulongma Group Co. Ltd. Class A (XSSC)	34,300	47

103

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Beijing VRV Software Corp. Ltd. Class A (XSEC)	73,500	45
	Hebei Chengde Lulu Co. Ltd. Class A (XSEC)	36,020	45
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSSC)	67,400	41
	Changhong Meiling Co. Ltd. Class B	145,983	39
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSSC)	14,594	39
	Zhejiang Weiming Environment Protection Co. Ltd. Class A (XSEC)	10,400	38
	Shenzhen Anche Technologies Co. Ltd. Class A (XSEC)	18,400	36
*	Luoniushan Co. Ltd. Class A (XSEC)	40,200	35
	Shanghai Haixin Group Co. Class A	32,500	31
	Ningbo Deye Technology Co. Ltd. Class A (XSSC)	900	30
	Shenzhen Das Intellitech Co. Ltd. Class A (XSEC)	71,600	29
	Shenzhen Center Power Tech Co. Ltd. Class A (XSEC)	17,600	29
*	Kama Co. Ltd. Class B	90,731	28
	Guangxi Wuzhou Communications Co. Ltd. Class A	47,100	28
	China International Marine Containers Group Co. Ltd. Class A (XSEC)	11,500	22
*	China Dive Corp. Ltd. Class A (XSEC)	26,600	21
		Shares	Market Value• ($000)
	Guangzhou Holike Creative Home Co. Ltd. Class A (XSSC)	14,800	20
	Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSSC)	9,700	12
*,3	Shenwu Environmental Technology Co. Ltd.	616,265	11
*	Shanghai Fudan Forward S & T Co. Ltd. Class A (XSSC)	10,910	9
*	Baozun Inc. Class A	2,800	7
*,2,3	Midas Holdings Ltd.	202,000	—
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A (XSEC)	1	—
*,1,3	Tianhe Chemicals Group Ltd.	57,304,542	—
*,3	China Huishan Dairy Holdings Co. Ltd.	70,679,103	—
*,3	China Fiber Optic Network System Group Ltd.	17,564,000	—
*,3	Hua Han Health Industry Holdings Ltd.	13,993,028	—
*,3	CT Environmental Group Ltd.	38,490,600	—
*	Orient Securities Co. Ltd. Rights Exp. 5/20/22	146,720	—
			32,045,519
Colombia (0.2%)
[2]	Bancolombia SA ADR	1,685,839	65,360
	Ecopetrol SA	42,707,437	34,593
	Interconexion Electrica SA ESP	6,184,163	33,999
	Bancolombia SA	2,455,225	24,081
	Grupo de Inversiones Suramericana SA	1,963,609	19,894
[2]	Ecopetrol SA ADR	1,156,509	18,770
	Bancolombia SA Preference Shares	1,283,917	12,456
	Banco Davivienda SA Preference Shares	1,368,766	11,481

104

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Grupo Aval Acciones y Valores SA Preference Shares	48,988,877	10,521
	Cementos Argos SA	6,871,746	10,426
	Grupo de Inversiones Suramericana SA Preference Shares	1,574,290	8,715
*	BAC Holding International Corp.	48,988,877	3,557
	Grupo Aval Acciones y Valores SA ADR	406,251	1,698
			255,551
Czech Republic (0.1%)
	CEZ A/S	2,237,817	95,925
	Komercni Banka A/S	1,060,946	34,842
[1]	Moneta Money Bank A/S	4,417,050	16,538
*	Philip Morris CR A/S	6,097	4,594
			151,899
Egypt (0.1%)
	Commercial International Bank Egypt SAE	23,687,394	57,192
*	Egypt Kuwait Holding Co. SAE	10,329,484	13,149
*	Egyptian Financial Group-Hermes Holding Co.	11,776,386	10,818
	Eastern Co. SAE	14,157,851	8,240
	Talaat Moustafa Group	14,061,132	6,628
	Telecom Egypt Co.	4,931,977	4,358
	ElSewedy Electric Co.	10,308,046	4,354
*	Fawry for Banking & Payment Technology Services SAE	8,262,676	2,070
	Egypt Kuwait Holding Co. SAE (XCAI)	1,495,516	1,923
*	Palm Hills Developments SAE	20,332,470	1,825
	Medinet Nasr Housing	13,723,185	1,786
		Shares	Market Value• ($000)
*	Fawry for Banking & Payment Technology Services SAE Rights Exp. 5/11/22	7,743,366	1,608
	Oriental Weavers	3,372,486	1,403
*	Pioneers Properties	4,431,189	477
*	Gadwa for Industrial Development	4,431,189	174
*	Aspire Capital Holding for Financial Investments	3,559,483	46
			116,051
Greece (0.4%)
	Hellenic Telecommunications Organization SA	3,205,502	61,668
	OPAP SA	2,951,563	43,749
*	Eurobank Ergasias Services & Holdings SA	35,822,989	37,025
*	Alpha Services & Holdings SA	29,576,081	33,292
*	National Bank of Greece SA	7,742,029	30,709
	JUMBO SA	1,655,427	26,831
	Mytilineos SA	1,444,937	26,757
*	Public Power Corp. SA	2,999,059	24,011
	Motor Oil Hellas Corinth Refineries SA	748,688	11,844
	Terna Energy SA	618,074	11,552
*	Piraeus Financial Holdings SA	7,765,187	11,210
*	GEK Terna Holding Real Estate Construction SA	820,672	8,420
*	LAMDA Development SA	949,434	6,462
	Hellenic Petroleum Holdings SA	758,665	5,733
*	Ellaktor SA	2,927,796	4,198
	Athens Water Supply & Sewage Co. SA	523,607	3,906
	Holding Co. ADMIE IPTO SA	1,577,580	3,784
	Viohalco SA	838,041	3,675
	Sarantis SA	436,033	3,333
	Hellenic Exchanges - Athens Stock Exchange SA	817,635	3,209

105

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Autohellas Tourist & Trading SA	274,468	2,688
*	Fourlis Holdings SA	595,885	2,323
	Quest Holdings SA	370,977	2,272
*,3	FF Group	397,542	2,013
*	Aegean Airlines SA	258,684	1,446
			372,110
Hong Kong (0.0%)
*,3	SMI Holdings Group Ltd.	18,314,748	5,461
*,3	Real Nutriceutical Group Ltd.	1,315,000	34
*,3	Tech Pro Technology Development Ltd.	122,060,000	—
			5,495
Hungary (0.2%)
*	OTP Bank Nyrt.	3,238,074	96,590
	MOL Hungarian Oil & Gas plc	4,957,441	42,035
	Richter Gedeon Nyrt.	1,972,466	39,355
	Magyar Telekom Telecommunications plc	5,053,535	5,469
*	Opus Global Nyrt.	3,119,542	1,740
			185,189
India (16.6%)
	Reliance Industries Ltd.	46,203,198	1,674,055
	Infosys Ltd.	50,102,653	1,015,440
	Housing Development Finance Corp. Ltd.	24,631,440	710,665
	Tata Consultancy Services Ltd.	14,272,930	657,816
	Hindustan Unilever Ltd.	12,516,135	363,640
*	Bharti Airtel Ltd.	32,194,031	308,976
*	Axis Bank Ltd.	31,995,362	301,606
	Bajaj Finance Ltd.	3,310,745	285,393
	Asian Paints Ltd.	6,359,465	268,065
	HCL Technologies Ltd.	15,306,283	214,388
	Larsen & Toubro Ltd.	9,729,614	213,833
	ICICI Bank Ltd.	21,959,668	211,100
*	Adani Green Energy Ltd.	5,531,202	206,986
	Titan Co. Ltd.	5,870,627	187,323
	Tata Steel Ltd.	11,393,476	187,071
	Maruti Suzuki India Ltd.	1,867,451	187,037
		Shares	Market Value• ($000)
	Sun Pharmaceutical Industries Ltd.	15,390,063	186,035
	Mahindra & Mahindra Ltd.	12,941,950	155,048
	ITC Ltd.	41,642,837	140,354
	UltraTech Cement Ltd.	1,614,878	139,079
	Tech Mahindra Ltd.	8,497,211	138,778
	JSW Steel Ltd.	14,095,103	132,663
	Power Grid Corp. of India Ltd.	44,513,876	131,911
	NTPC Ltd.	63,859,672	129,616
	State Bank of India	19,997,480	128,436
*	Adani Transmission Ltd.	3,518,892	127,250
	Adani Total Gas Ltd.	3,906,283	124,103
	Hindalco Industries Ltd.	19,922,636	124,033
	Nestle India Ltd.	510,738	121,773
	Adani Ports & Special Economic Zone Ltd.	10,812,399	120,118
	Grasim Industries Ltd.	5,397,237	118,597
	Adani Enterprises Ltd.	3,733,168	113,016
*,1	Avenue Supermarts Ltd.	2,105,649	107,862
	Oil & Natural Gas Corp. Ltd.	51,885,501	107,528
	Divi's Laboratories Ltd.	1,792,168	104,910
	Bajaj Finserv Ltd.	538,235	103,733
[1]	HDFC Life Insurance Co. Ltd.	13,661,490	103,587
*	Tata Motors Ltd.	18,176,582	102,860
	Cipla Ltd.	7,209,048	92,010
	Wipro Ltd.	13,976,299	91,830
	Vedanta Ltd.	17,320,191	91,110
	Tata Consumer Products Ltd.	8,493,520	91,008
	Tata Power Co. Ltd.	28,708,974	89,951
[1]	SBI Life Insurance Co. Ltd.	5,933,439	85,220
	Apollo Hospitals Enterprise Ltd.	1,400,665	81,108
	UPL Ltd.	7,541,245	80,518
	Britannia Industries Ltd.	1,678,134	71,619
	Pidilite Industries Ltd.	2,151,712	68,015
	Bharat Petroleum Corp. Ltd.	14,045,023	66,096
	SRF Ltd.	2,016,536	65,583

106

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Info Edge India Ltd.	1,074,834	64,770
	Eicher Motors Ltd.	1,884,783	64,298
	Shree Cement Ltd.	191,014	64,269
	Indian Oil Corp. Ltd.	39,277,535	64,076
	Coal India Ltd.	26,746,318	63,423
	Dr Reddy's Laboratories Ltd.	1,126,916	60,692
	Hero MotoCorp Ltd.	1,839,076	59,741
	Havells India Ltd.	3,470,390	59,165
*	Tata Motors Ltd. Class A	20,716,607	58,034
[1]	ICICI Lombard General Insurance Co. Ltd.	3,391,273	56,370
	Cholamandalam Investment & Finance Co. Ltd.	5,666,726	54,271
	Dabur India Ltd.	7,481,827	54,164
	Voltas Ltd.	3,261,005	53,445
*	Godrej Consumer Products Ltd.	5,124,933	51,972
	GAIL India Ltd.	25,116,227	51,923
	Marico Ltd.	7,346,437	49,932
	Piramal Enterprises Ltd.	1,772,048	49,634
	Bharat Electronics Ltd.	15,715,949	48,641
	SBI Cards & Payment Services Ltd.	4,498,335	48,522
	Tata Elxsi Ltd.	482,087	48,284
[1]	Bandhan Bank Ltd.	11,082,030	48,056
*	Indus Towers Ltd.	17,604,703	47,860
	Bajaj Auto Ltd.	975,842	47,364
*	Adani Power Ltd.	13,069,126	47,145
	Page Industries Ltd.	79,405	47,086
	Mphasis Ltd.	1,278,471	46,947
	Ambuja Cements Ltd.	9,678,106	46,828
*	United Spirits Ltd.	4,079,851	45,741
	Shriram Transport Finance Co. Ltd.	2,782,476	43,221
	Trent Ltd.	2,590,634	41,192
	Colgate-Palmolive India Ltd.	1,878,099	40,529
	DLF Ltd.	8,368,015	40,318
	Persistent Systems Ltd.	700,896	39,283
[1]	Larsen & Toubro Infotech Ltd.	625,335	39,145
	Jindal Steel & Power Ltd.	5,558,160	38,757
		Shares	Market Value• ($000)
*,1	AU Small Finance Bank Ltd.	2,151,779	38,754
[1]	Laurus Labs Ltd.	5,105,725	38,650
	PI Industries Ltd.	1,029,587	38,092
	Embassy Office Parks REIT	7,495,939	37,629
	Zee Entertainment Enterprises Ltd.	11,667,558	37,460
	ACC Ltd.	1,216,383	36,796
	Motherson Sumi Systems Ltd.	20,255,883	36,181
	Indian Railway Catering & Tourism Corp. Ltd.	3,741,025	36,008
	Jubilant Foodworks Ltd.	5,082,665	35,893
	Indian Hotels Co. Ltd. Class A	10,830,298	35,869
	Siemens Ltd.	1,216,628	35,852
	MRF Ltd.	37,845	35,796
*	Max Healthcare Institute Ltd.	6,601,497	35,530
	Astral Ltd.	1,252,913	35,027
[1]	ICICI Prudential Life Insurance Co. Ltd.	5,029,127	34,344
	Hindustan Petroleum Corp. Ltd.	9,734,153	34,212
*	Max Financial Services Ltd.	3,418,041	33,704
	Tube Investments of India Ltd.	1,375,577	33,344
	Ashok Leyland Ltd.	20,180,943	33,205
	State Bank of India GDR	520,395	33,073
	Container Corp. of India Ltd.	3,933,989	32,968
*,1	InterGlobe Aviation Ltd.	1,361,528	32,789
	Crompton Greaves Consumer Electricals Ltd.	6,537,318	32,726
	Lupin Ltd.	3,363,115	32,596
	Bharat Forge Ltd.	3,513,145	31,944
	Balkrishna Industries Ltd.	1,133,241	31,556
	Deepak Nitrite Ltd.	1,042,055	31,323
*	Yes Bank Ltd.	174,282,347	30,858
	Berger Paints India Ltd.	3,271,703	30,676
	Dr Reddy's Laboratories Ltd. ADR	570,607	30,630
*	Biocon Ltd.	6,339,552	30,408
	Aarti Industries Ltd.	2,636,919	30,400

107

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Aurobindo Pharma Ltd.	3,713,683	30,365
	Dixon Technologies India Ltd.	512,213	29,212
*	APL Apollo Tubes Ltd.	2,163,256	28,849
	Mindtree Ltd.	608,087	27,826
	Petronet LNG Ltd.	10,489,843	27,805
	Tata Chemicals Ltd.	2,270,128	27,672
	Federal Bank Ltd.	21,980,497	27,284
	Atul Ltd.	231,014	26,862
	Varun Beverages Ltd.	1,901,057	26,840
	Power Finance Corp. Ltd.	16,832,915	25,753
	Bajaj Holdings & Investment Ltd.	380,868	25,586
	Cummins India Ltd.	1,905,798	25,408
	Ipca Laboratories Ltd.	1,913,421	25,241
	Wipro Ltd. ADR	3,914,138	25,207
*	Godrej Properties Ltd.	1,238,776	25,195
	Torrent Pharmaceuticals Ltd.	683,442	25,018
	TVS Motor Co. Ltd.	2,946,157	24,999
	Navin Fluorine International Ltd.	483,693	24,720
*	Fortis Healthcare Ltd.	6,876,783	23,845
*	CG Power & Industrial Solutions Ltd.	8,985,935	23,072
	Supreme Industries Ltd.	906,109	22,976
	Tata Communications Ltd.	1,612,391	22,930
	Dalmia Bharat Ltd.	1,158,026	22,875
	Bosch Ltd.	120,851	22,776
	JSW Energy Ltd.	5,446,721	22,632
	Muthoot Finance Ltd.	1,377,464	22,589
	Indraprastha Gas Ltd.	4,915,794	22,548
	LIC Housing Finance Ltd.	4,591,921	22,503
	NMDC Ltd.	10,777,892	22,359
*	IDFC First Bank Ltd.	43,572,657	22,259
	REC Ltd.	13,177,520	21,762
	Bata India Ltd.	856,135	21,703
	Torrent Power Ltd.	3,112,202	21,594
*	Bank of Baroda	14,553,052	21,247
		Shares	Market Value• ($000)
[1]	HDFC Asset Management Co. Ltd.	800,290	21,191
[1]	Sona Blw Precision Forgings Ltd.	2,522,591	20,722
*	Oberoi Realty Ltd.	1,657,500	20,649
	ABB India Ltd.	753,233	20,538
	United Breweries Ltd.	973,791	20,159
	Mahindra & Mahindra Financial Services Ltd.	8,329,113	19,725
*	Aditya Birla Fashion & Retail Ltd.	5,256,268	19,442
[1]	L&T Technology Services Ltd.	367,274	19,426
	Emami Ltd.	2,954,556	18,882
*	Ramco Cements Ltd.	1,802,912	18,629
	Coforge Ltd.	335,092	18,213
	Coromandel International Ltd.	1,556,147	18,125
	Gujarat Gas Ltd.	2,878,509	18,072
	Gujarat Fluorochemicals Ltd.	489,668	17,860
	BSE Ltd.	1,511,410	17,648
	IIFL Finance Ltd.	3,923,198	17,610
*	Zomato Ltd.	18,840,200	17,471
	Steel Authority of India Ltd.	14,000,905	17,450
	Schaeffler India Ltd.	577,777	17,349
[1]	Indian Energy Exchange Ltd.	6,204,541	17,201
	National Aluminium Co. Ltd.	12,632,266	17,059
*	PVR Ltd.	709,950	16,785
*	GMR Infrastructure Ltd.	33,970,651	16,560
[1]	Dr Lal PathLabs Ltd.	489,191	16,504
	Angel One Ltd.	653,145	16,432
	Zydus Lifesciences Ltd.	3,562,836	16,340
	KPIT Technologies Ltd.	2,275,664	16,256
	Honeywell Automation India Ltd.	30,664	16,008
	Grindwell Norton Ltd.	716,049	15,949

108

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Kajaria Ceramics Ltd.	1,175,238	15,808
	Rajesh Exports Ltd.	1,913,900	15,706
	Sundram Fasteners Ltd.	1,500,121	15,681
	Carborundum Universal Ltd.	1,564,045	15,628
	JK Cement Ltd.	452,913	15,620
	Computer Age Management Services Ltd.	486,361	15,618
	Alkem Laboratories Ltd.	357,760	15,170
	Tanla Platforms Ltd.	824,149	15,054
*	Canara Bank	4,995,404	14,863
	Linde India Ltd.	313,550	14,587
	Apollo Tyres Ltd.	5,477,549	14,519
	Oracle Financial Services Software Ltd.	313,069	14,493
	Phoenix Mills Ltd.	1,020,961	14,409
	Chambal Fertilisers & Chemicals Ltd.	2,409,688	14,285
	KPR Mill Ltd.	1,743,122	14,281
	Redington India Ltd.	7,152,441	14,173
	Relaxo Footwears Ltd.	1,006,743	14,141
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,315,061	14,121
*	L&T Finance Holdings Ltd.	12,407,267	14,092
	Oil India Ltd.	4,771,697	14,090
	Minda Industries Ltd.	1,181,598	14,034
*	Vodafone Idea Ltd.	112,835,072	13,841
	Cyient Ltd.	1,198,388	13,759
	NHPC Ltd.	31,821,307	13,739
	Hindustan Zinc Ltd.	3,281,279	13,707
	Thermax Ltd.	497,709	13,695
	Gujarat State Petronet Ltd.	4,011,396	13,642
	IDFC Ltd.	18,365,904	13,573
	Radico Khaitan Ltd.	1,156,588	13,515
	AIA Engineering Ltd.	535,008	13,514
*	Amber Enterprises India Ltd.	279,433	13,479
	SKF India Ltd.	306,284	13,434
	Central Depository Services India Ltd.	747,419	13,351
	Polycab India Ltd.	412,759	13,325
		Shares	Market Value• ($000)
*,1	Syngene International Ltd.	1,631,135	13,275
*	Suzlon Energy Ltd.	102,497,159	13,241
	Pfizer Ltd.	230,130	13,144
	Amara Raja Batteries Ltd.	1,800,120	13,142
*	Tata Teleservices Maharashtra Ltd.	7,062,201	13,130
	Natco Pharma Ltd.	1,254,261	12,854
	Vardhman Textiles Ltd.	2,262,840	12,823
	Glenmark Pharmaceuticals Ltd.	2,229,971	12,761
*	Intellect Design Arena Ltd.	1,234,599	12,676
	Exide Industries Ltd.	6,281,558	12,476
	Blue Star Ltd.	840,421	12,449
*	Bharat Heavy Electricals Ltd.	18,212,354	12,411
	Escorts Ltd.	579,916	12,326
	KEI Industries Ltd.	786,361	12,304
	Birlasoft Ltd.	2,253,658	12,008
	GlaxoSmithKline Pharmaceuticals Ltd.	587,483	12,006
	Kansai Nerolac Paints Ltd.	1,940,182	11,880
	Suven Pharmaceuticals Ltd.	1,504,393	11,804
	IIFL Wealth Management Ltd.	521,938	11,716
*	Aavas Financiers Ltd.	392,776	11,652
	Cholamandalam Financial Holdings Ltd.	1,357,660	11,486
	JB Chemicals & Pharmaceuticals Ltd.	511,713	11,471
	UTI Asset Management Co. Ltd.	1,114,796	11,458
	Manappuram Finance Ltd.	7,624,251	11,367
	Sanofi India Ltd.	124,777	11,360
	CRISIL Ltd.	235,028	11,276
	Hindustan Aeronautics Ltd.	539,003	11,171
*	Poonawalla Fincorp Ltd.	2,806,776	11,109
[1]	Metropolis Healthcare Ltd.	349,798	10,864
	Can Fin Homes Ltd.	1,408,413	10,798

109

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Aditya Birla Capital Ltd.	6,833,209	10,698
	Castrol India Ltd.	7,590,084	10,697
	Bayer CropScience Ltd.	173,865	10,540
	HFCL Ltd.	11,015,484	10,522
	Solar Industries India Ltd.	293,654	10,516
	Happiest Minds Technologies Ltd.	813,877	10,502
	Hatsun Agro Product Ltd.	758,301	10,451
	DCM Shriram Ltd.	675,340	10,377
	CESC Ltd.	9,201,861	10,250
*	3M India Ltd.	39,299	10,215
*,1	Macrotech Developers Ltd.	776,674	10,178
	EID Parry India Ltd.	1,465,134	10,131
	Brigade Enterprises Ltd.	1,708,864	10,072
	Trident Ltd.	14,847,444	10,025
*	IRB Infrastructure Developers Ltd.	3,182,011	9,740
*,1	RBL Bank Ltd.	6,247,885	9,706
	Balrampur Chini Mills Ltd.	1,678,182	9,665
	Whirlpool of India Ltd.	456,412	9,639
	Sonata Software Ltd.	977,654	9,532
	Indiabulls Housing Finance Ltd.	4,759,245	9,444
	Lakshmi Machine Works Ltd.	76,836	9,318
*	Affle India Ltd.	588,985	9,252
	Prestige Estates Projects Ltd.	1,502,548	9,239
*	Narayana Hrudayalaya Ltd.	1,005,068	9,178
	City Union Bank Ltd.	5,084,211	9,057
*,1	Aster DM Healthcare Ltd.	3,623,467	9,035
	NIIT Ltd.	1,211,073	9,016
	Vinati Organics Ltd.	327,472	8,963
	Mastek Ltd.	245,120	8,929
*	EIH Ltd.	4,265,232	8,864
	Balaji Amines Ltd.	210,887	8,840
	Praj Industries Ltd.	1,665,338	8,805
[1]	Mindspace Business Parks REIT	1,888,650	8,599
[1]	Nippon Life India Asset Management Ltd.	2,070,254	8,515
		Shares	Market Value• ($000)
	KEC International Ltd.	1,641,463	8,495
[1]	Quess Corp. Ltd.	914,817	8,433
	VIP Industries Ltd.	960,499	8,307
	Timken India Ltd.	319,754	8,277
*	Bajaj Electricals Ltd.	574,633	8,203
	India Cements Ltd.	3,062,225	8,196
	Mahanagar Gas Ltd.	804,150	8,048
	Sun TV Network Ltd.	1,274,891	7,999
*	Clean Science & Technology Ltd.	317,658	7,986
	Ratnamani Metals & Tubes Ltd.	258,063	7,919
	Orient Electric Ltd.	1,819,996	7,814
	Century Textiles & Industries Ltd.	720,405	7,804
[1]	Eris Lifesciences Ltd.	881,391	7,791
[1]	Endurance Technologies Ltd.	475,675	7,541
	Sumitomo Chemical India Ltd.	1,342,393	7,517
*	CreditAccess Grameen Ltd.	557,449	7,501
	Alkyl Amines Chemicals	181,607	7,489
*	Chemplast Sanmar Ltd.	966,860	7,442
	Ajanta Pharma Ltd.	330,092	7,413
[1]	IndiaMart InterMesh Ltd.	116,410	7,408
	Century Plyboards India Ltd.	891,226	7,369
	Gillette India Ltd.	106,818	7,347
*	Nuvoco Vistas Corp. Ltd.	1,603,902	7,335
*	Godrej Industries Ltd.	1,137,796	7,304
[1]	Indian Railway Finance Corp. Ltd.	25,048,452	7,274
	Shriram City Union Finance Ltd.	322,553	7,158
	Route Mobile Ltd.	337,263	7,157
	Great Eastern Shipping Co. Ltd.	1,404,227	7,090
	Granules India Ltd.	1,932,825	7,075
	Finolex Industries Ltd.	3,486,843	7,060
*	TeamLease Services Ltd.	138,036	6,959
	Jubilant Ingrevia Ltd.	1,066,305	6,925

110

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Punjab National Bank	15,153,567	6,890
	Motilal Oswal Financial Services Ltd.	578,319	6,783
	Zensar Technologies Ltd.	1,624,365	6,768
	eClerx Services Ltd.	214,783	6,736
[1]	ICICI Securities Ltd.	922,560	6,718
*	Reliance Power Ltd.	35,672,087	6,585
	Jubilant Pharmova Ltd. Class A	1,071,585	6,563
	Zydus Wellnes Ltd.	292,143	6,522
	Alembic Pharmaceuticals Ltd.	637,088	6,471
	Sterlite Technologies Ltd.	2,576,629	6,464
	Graphite India Ltd.	942,482	6,461
	Firstsource Solutions Ltd.	3,955,143	6,388
	Brightcom Group Ltd.	5,804,288	6,299
	Rain Industries Ltd.	2,795,700	6,178
	TTK Prestige Ltd.	558,103	6,144
	NCC Ltd.	6,735,003	5,980
	Saregama India Ltd.	1,065,398	5,899
	Indian Bank	2,766,485	5,847
	Edelweiss Financial Services Ltd.	7,417,210	5,789
[1]	Brookfield India Real Estate Trust	1,334,220	5,774
*	Alok Industries Ltd.	17,303,475	5,749
	Vaibhav Global Ltd.	921,513	5,588
	BASF India Ltd.	154,129	5,408
	Sobha Ltd.	644,096	5,392
*	Westlife Development Ltd.	869,917	5,389
	Aegis Logistics Ltd.	1,840,885	5,281
	PNC Infratech Ltd.	1,580,037	5,249
*	V-Mart Retail Ltd.	124,606	5,227
	KNR Constructions Ltd.	1,482,223	5,211
*	Sheela Foam Ltd.	113,897	5,209
[1]	Godrej Agrovet Ltd.	730,143	5,187
	Birla Corp. Ltd.	363,833	5,144
*	Raymond Ltd.	475,114	5,128
	Finolex Cables Ltd.	978,993	5,108
		Shares	Market Value• ($000)
	Welspun India Ltd.	4,626,629	4,988
	Welspun Corp. Ltd.	1,847,989	4,898
	JK Lakshmi Cement Ltd.	849,264	4,894
	Rallis India Ltd.	1,599,947	4,883
	Infibeam Avenues Ltd.	20,670,948	4,844
	Akzo Nobel India Ltd.	195,973	4,803
	JM Financial Ltd.	4,753,854	4,737
	V-Guard Industries Ltd.	1,717,490	4,727
	Procter & Gamble Health Ltd.	79,145	4,591
	EPL Ltd.	2,059,740	4,528
	Mahindra CIE Automotive Ltd.	1,539,375	4,417
*	TV18 Broadcast Ltd.	6,183,849	4,312
	Bombay Burmah Trading Co.	330,138	4,303
	Poly Medicure Ltd.	375,802	4,282
	Ceat Ltd.	288,999	4,233
*,1	New India Assurance Co. Ltd.	2,753,604	4,226
*,1	PNB Housing Finance Ltd.	848,982	4,172
*,1	Krishna Institute of Medical Sciences Ltd.	238,091	4,137
	NBCC India Ltd.	8,335,179	4,083
	Gujarat Pipavav Port Ltd.	3,574,853	4,050
*	Indiabulls Real Estate Ltd.	3,499,489	4,042
*	Gateway Distriparks Ltd.	4,103,712	4,002
*	Dhani Services Ltd.	5,477,102	3,917
	Avanti Feeds Ltd.	685,973	3,884
	KRBL Ltd.	1,235,255	3,836
*	Bank of India	6,112,331	3,807
	PTC India Ltd.	3,182,766	3,807
	Vakrangee Ltd.	8,100,992	3,660
	HEG Ltd.	224,950	3,574
*	Union Bank of India Ltd.	7,183,917	3,544
*	Sun Pharma Advanced Research Co. Ltd.	989,174	3,400
	Strides Pharma Science Ltd.	784,905	3,352
	Karur Vysya Bank Ltd.	5,292,377	3,351
	Symphony Ltd.	223,751	3,276

111

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	AstraZeneca Pharma India Ltd.	86,982	3,127
*	Equitas Holdings Ltd.	2,167,584	3,124
	Multi Commodity Exchange of India Ltd.	166,249	3,088
*	Just Dial Ltd.	260,331	2,899
	Bajaj Consumer Care Ltd.	1,222,767	2,665
	ZF Commercial Vehicle Control Systems India Ltd.	25,902	2,638
	Kaveri Seed Co. Ltd.	354,789	2,490
	Engineers India Ltd.	2,971,490	2,483
*	Hindustan Construction Co. Ltd.	11,466,715	2,336
*	Mangalore Refinery & Petrochemicals Ltd.	2,337,630	2,229
*	Wockhardt Ltd.	618,551	2,210
*,1	General Insurance Corp. of India	1,298,747	2,198
	Jindal Saw Ltd.	1,754,285	2,101
*	DCB Bank Ltd.	1,972,217	2,050
	Care Ratings Ltd.	303,379	1,816
*	IFCI Ltd.	11,789,491	1,721
*	South Indian Bank Ltd.	16,642,948	1,719
	Karnataka Bank Ltd.	1,883,519	1,534
[1]	Dilip Buildcon Ltd.	440,610	1,507
*	Future Retail Ltd.	3,831,154	1,133
*	Future Consumer Ltd.	13,567,445	398
*,3	Amtek Auto Ltd.	472,160	—
			16,781,996
Indonesia (2.0%)
	Bank Central Asia Tbk. PT	679,749,550	381,252
	Bank Rakyat Indonesia Persero Tbk. PT	916,906,060	305,501
	Telkom Indonesia Persero Tbk. PT	654,728,252	208,440
	Bank Mandiri Persero Tbk. PT	264,394,975	162,348
	Astra International Tbk. PT	285,414,681	149,027
	Bank Negara Indonesia Persero Tbk. PT	104,689,476	66,127
		Shares	Market Value• ($000)
*	Elang Mahkota Teknologi Tbk. PT	308,932,500	63,611
	United Tractors Tbk. PT	21,322,327	44,493
	Adaro Energy Indonesia Tbk. PT	179,604,379	41,035
	Charoen Pokphand Indonesia Tbk. PT	103,411,223	36,661
	Kalbe Farma Tbk. PT	267,426,684	30,261
*	Tower Bersama Infrastructure Tbk. PT	142,818,185	29,653
	Indofood Sukses Makmur Tbk. PT	62,288,708	27,105
	Sarana Menara Nusantara Tbk. PT	370,835,200	25,820
	Unilever Indonesia Tbk. PT	81,348,455	21,774
*	Aneka Tambang Tbk.	119,958,110	21,438
	Barito Pacific Tbk. PT	352,972,850	20,625
	Indah Kiat Pulp & Paper Tbk. PT	37,110,368	19,341
	Semen Indonesia Persero Tbk. PT	41,210,310	18,185
	Indocement Tunggal Prakarsa Tbk. PT	24,374,001	17,566
	Indofood CBP Sukses Makmur Tbk. PT	32,338,847	17,013
*	Perusahaan Gas Negara Tbk. PT	149,279,479	14,861
*	Bukit Asam Tbk. PT	56,735,644	14,850
	Ciputra Development Tbk. PT	197,881,050	14,498
	Mitra Keluarga Karyasehat Tbk. PT	80,781,300	14,122
	Vale Indonesia Tbk. PT	27,821,647	13,954
	Gudang Garam Tbk. PT	6,488,130	13,729
*	Pakuwon Jati Tbk. PT	332,527,667	12,827
	Matahari Department Store Tbk. PT	29,942,067	11,982
*	Bank Neo Commerce Tbk. PT	99,627,800	11,504
	XL Axiata Tbk. PT	51,370,098	11,307
	Indo Tambangraya Megah Tbk. PT	5,584,080	10,821

112

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	BFI Finance Indonesia Tbk. PT	115,408,900	10,184
	Japfa Comfeed Indonesia Tbk. PT	100,043,700	9,990
*	Summarecon Agung Tbk. PT	177,981,808	8,716
*	Bumi Serpong Damai Tbk. PT	128,620,001	8,524
*	Jasa Marga Persero Tbk. PT	30,445,604	8,446
	AKR Corporindo Tbk. PT	110,787,125	8,134
	Pabrik Kertas Tjiwi Kimia Tbk. PT	17,117,200	7,803
*	Bank BTPN Syariah Tbk. PT	31,867,700	7,567
*	Smartfren Telecom Tbk. PT	1,315,671,600	7,525
	Indosat Tbk. PT	15,317,000	7,400
	Hanjaya Mandala Sampoerna Tbk. PT	110,141,974	7,364
*	Surya Citra Media Tbk. PT	412,946,655	7,242
	Ace Hardware Indonesia Tbk. PT	99,097,756	7,123
*	Lippo Karawaci Tbk. PT	803,869,588	6,865
	Bank Tabungan Negara Persero Tbk. PT	50,224,738	6,374
*	Mitra Adiperkasa Tbk. PT	98,246,126	6,115
	Mayora Indah Tbk. PT	46,070,400	5,552
*	Bank Bukopin Tbk. PT	365,726,800	5,439
*	Waskita Karya Persero Tbk. PT	134,176,519	4,905
*	Medco Energi Internasional Tbk. PT	123,101,542	4,669
	Media Nusantara Citra Tbk. PT	67,013,424	4,642
*	Timah Tbk. PT	35,634,874	4,548
	Astra Agro Lestari Tbk. PT	5,273,013	4,515
*	Bank Syariah Indonesia Tbk. PT	40,014,287	4,350
*	Bank Raya Indonesia Tbk. PT	59,313,593	4,305
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	35,865,541	3,640
		Shares	Market Value• ($000)
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	37,618,295	3,570
*	Bank Pan Indonesia Tbk. PT	50,780,400	3,533
*	Panin Financial Tbk. PT	176,075,731	2,862
*	Wijaya Karya Persero Tbk. PT	41,029,470	2,681
*	PP Persero Tbk. PT	32,052,095	2,057
*	Ramayana Lestari Sentosa Tbk. PT	39,045,066	1,804
*	Alam Sutera Realty Tbk. PT	164,634,154	1,803
*,3	Trada Alam Minera Tbk. PT	487,603,966	1,682
*	Global Mediacom Tbk. PT	90,425,903	1,648
*	Surya Semesta Internusa Tbk. PT	51,470,798	1,338
*	Krakatau Steel Persero Tbk. PT	51,028,346	1,332
*	Adhi Karya Persero Tbk. PT	24,013,406	1,191
	Bank Danamon Indonesia Tbk. PT	6,038,500	1,020
*	Kresna Graha Investama Tbk. PT	105,244,648	361
*,3	Sigmagold Inti Perkasa Tbk. PT	14,934,100	51
			2,050,601
Kuwait (1.0%)
	National Bank of Kuwait SAKP	100,072,883	342,984
	Kuwait Finance House KSCP	68,216,633	218,974
	Ahli United Bank BSC	91,581,137	93,597
	Agility Public Warehousing Co. KSC	17,470,595	70,883
	Mobile Telecommunications Co. KSCP	29,240,828	65,018
	Boubyan Bank KSCP	14,257,351	45,786
	Gulf Bank KSCP	24,848,222	27,610
	Mabanee Co. KPSC	8,529,379	23,235
*	National Industries Group Holding SAK	21,230,991	21,770
	Boubyan Petrochemicals Co. KSCP	5,519,845	18,275

113

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Humansoft Holding Co. KSC	1,268,743	13,917
*	Warba Bank KSCP	13,268,939	11,966
	Boursa Kuwait Securities Co. KPSC	1,369,581	11,813
	Burgan Bank SAK	11,252,713	10,855
	Qurain Petrochemical Industries Co.	8,018,909	9,781
*	Kuwait Projects Co. Holding KSCP	11,956,831	7,643
	Kuwait International Bank KSCP	8,220,803	6,501
	Alimtiaz Investment Group KSC	13,047,976	5,173
*	Integrated Holding Co. KCSC	2,276,334	3,224
			1,009,005
Malaysia (2.0%)
	Public Bank Bhd.	200,938,390	215,978
	Malayan Banking Bhd.	99,753,412	207,469
	CIMB Group Holdings Bhd.	91,514,608	109,082
	Tenaga Nasional Bhd.	45,270,051	93,951
	Petronas Chemicals Group Bhd.	39,932,512	93,532
	Press Metal Aluminium Holdings Bhd.	46,278,640	63,444
	Sime Darby Plantation Bhd.	50,356,079	60,416
	IHH Healthcare Bhd.	37,596,855	56,708
	Axiata Group Bhd.	63,504,549	51,041
	IOI Corp. Bhd.	44,820,390	48,032
	MISC Bhd.	24,546,396	43,915
	Hong Leong Bank Bhd.	8,814,572	42,304
	Kuala Lumpur Kepong Bhd.	6,024,792	40,845
	DiGi.Com Bhd.	43,950,133	38,429
	PPB Group Bhd.	9,635,060	38,031
	Dialog Group Bhd.	60,657,860	34,687
	Genting Bhd.	32,069,924	33,941
	RHB Bank Bhd.	22,755,600	32,602
	Petronas Gas Bhd.	7,574,763	29,507
	Top Glove Corp. Bhd.	74,604,290	28,819
	Genting Malaysia Bhd.	39,232,137	27,271
		Shares	Market Value• ($000)
	Gamuda Bhd.	31,444,217	26,749
	Sime Darby Bhd.	49,556,236	26,488
	Nestle Malaysia Bhd.	828,157	25,313
	Inari Amertron Bhd.	38,522,100	24,688
	Maxis Bhd.	28,000,760	24,341
	Hartalega Holdings Bhd.	23,899,810	24,141
*	AMMB Holdings Bhd.	26,779,645	22,615
*	Malaysia Airports Holdings Bhd.	12,983,830	20,409
	IJM Corp. Bhd.	44,673,034	18,806
	Telekom Malaysia Bhd.	16,277,478	18,584
	Petronas Dagangan Bhd.	3,630,907	18,074
	QL Resources Bhd.	14,992,730	17,622
	TIME dotCom Bhd.	13,922,700	14,203
	Westports Holdings Bhd.	15,604,701	14,103
*	Hong Seng Consolidated Bhd.	23,954,400	14,018
	My EG Services Bhd.	65,437,000	14,013
	Hong Leong Financial Group Bhd.	3,091,141	13,733
	Alliance Bank Malaysia Bhd.	15,590,517	13,493
	Bursa Malaysia Bhd.	7,435,600	11,920
[1]	MR DIY Group M Bhd.	13,925,600	11,194
	Carlsberg Brewery Malaysia Bhd.	2,000,700	10,153
	Genting Plantations Bhd.	4,828,300	10,073
	ViTrox Corp. Bhd.	5,588,008	9,621
	D&O Green Technologies Bhd.	10,446,400	9,208
	Sunway Bhd.	22,030,245	9,204
	YTL Corp. Bhd.	61,113,850	8,880
	Malaysian Pacific Industries Bhd.	1,246,300	8,878
	Frontken Corp. Bhd.	14,031,050	8,745
	Sunway REIT	25,699,400	8,602
	VS Industry Bhd.	34,854,900	7,916
	Kossan Rubber Industries Bhd.	18,289,400	7,725
	Axis REIT	17,051,200	7,485

114

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Mega First Corp. Bhd.	8,337,300	7,270
	Fraser & Neave Holdings Bhd.	1,378,700	7,266
	KPJ Healthcare Bhd.	32,898,600	7,153
	Yinson Holdings Bhd.	12,452,600	6,982
	Scientex Bhd.	7,777,200	6,797
	Pentamaster Corp. Bhd.	8,761,550	6,793
	Supermax Corp. Bhd.	23,402,429	5,966
	British American Tobacco Malaysia Bhd.	1,929,034	5,706
	CTOS Digital Bhd.	15,119,700	5,216
	AEON Credit Service M Bhd.	1,407,100	5,135
	Sports Toto Bhd.	11,568,943	5,115
*	Greatech Technology Bhd.	5,627,200	5,068
*	Bumi Armada Bhd.	50,375,928	4,930
	Astro Malaysia Holdings Bhd.	21,222,673	4,871
	SP Setia Bhd. Group	17,561,845	4,702
	Bermaz Auto Bhd.	11,061,300	4,489
	Malaysia Building Society Bhd.	29,435,100	4,305
[1]	Lotte Chemical Titan Holding Bhd.	7,770,147	3,899
	Padini Holdings Bhd.	4,938,237	3,888
	DRB-Hicom Bhd.	12,096,400	3,846
	UMW Holdings Bhd.	4,307,372	3,283
	FGV Holdings Bhd.	6,663,600	3,112
	UWC Bhd.	4,135,600	2,992
	Syarikat Takaful Malaysia Keluarga Bhd.	3,375,300	2,749
*	Berjaya Corp. Bhd.	46,389,396	2,697
	Malaysian Resources Corp. Bhd.	29,404,100	2,583
	Leong Hup International Bhd.	16,617,600	1,990
	Cahya Mata Sarawak Bhd.	7,274,600	1,778
*,3	Serba Dinamik Holdings Bhd.	20,562,438	1,653
*	WCT Holdings Bhd.	11,980,664	1,491
*	Velesto Energy Bhd.	50,233,127	1,368
*	UEM Sunrise Bhd.	17,439,200	1,352
		Shares	Market Value• ($000)
*	Sapura Energy Bhd.	106,024,022	836
*	Sunway Bhd. Warrants Exp. 10/3/24	3,473,743	331
*	Velesto Energy Bhd. Warrants Exp. 10/18/24	20,487,189	188
*,3	Serba Dinamik Holdings Bhd. Warrants Exp. 12/5/24	4,443,960	71
*	Malaysian Resources Corp. Bhd. Warrants Exp. 10/29/27	3,624,441	67
			2,008,939
Mexico (2.5%)
	America Movil SAB de CV	407,245,435	396,339
	Grupo Financiero Banorte SAB de CV	40,683,698	268,566
	Wal-Mart de Mexico SAB de CV	72,640,937	256,868
	Grupo Mexico SAB de CV Class B	44,514,143	208,365
	Fomento Economico Mexicano SAB de CV	25,659,310	192,937
	Grupo Bimbo SAB de CV Class A	31,668,242	97,613
*	Cemex SAB de CV	207,551,017	91,334
*	Grupo Aeroportuario del Pacifico SAB de CV Class B	4,973,658	76,538
	Grupo Televisa SAB	33,567,611	62,311
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,830,656	61,779
*	Grupo Elektra SAB de CV	884,278	53,025
*	Grupo Financiero Inbursa SAB de CV	28,620,561	48,513
	Fibra Uno Administracion SA de CV	41,831,202	45,877
	Coca-Cola Femsa SAB de CV	7,357,729	40,119
	Arca Continental SAB de CV	6,172,415	39,167
	Gruma SAB de CV Class B	2,801,627	33,278

115

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Orbia Advance Corp. SAB de CV	13,673,175	32,899
	Alfa SAB de CV Class A	48,609,256	32,563
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	3,889,068	27,291
[1]	Banco del Bajio SA	10,067,918	24,861
	Promotora y Operadora de Infraestructura SAB de CV	3,141,614	22,902
	Operadora de Sites Mexicanos SA de CV	17,475,867	21,341
	Grupo Carso SAB de CV	6,400,042	20,906
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	12,733,177	20,423
	Regional SAB de CV	3,354,508	20,241
	Industrias Penoles SAB de CV	1,752,122	19,294
	Becle SAB de CV	7,594,218	18,931
	Corp. Inmobiliaria Vesta SAB de CV	9,323,412	17,275
*	Alsea SAB de CV	7,852,417	17,212
	Prologis Property Mexico SA de CV	6,241,927	16,753
	Grupo Comercial Chedraui SA de CV	6,561,346	16,540
	Kimberly-Clark de Mexico SAB de CV Class A	11,812,362	16,492
	PLA Administradora Industrial S de RL de CV	12,333,954	16,361
	GCC SAB de CV	2,346,107	15,517
	El Puerto de Liverpool SAB de CV	2,782,339	14,027
*	La Comer SAB de CV	7,356,993	13,639
	Bolsa Mexicana de Valores SAB de CV	6,843,275	13,558
	Qualitas Controladora SAB de CV	2,411,752	13,000
	Megacable Holdings SAB de CV	4,163,386	11,860
		Shares	Market Value• ($000)
[1]	Macquarie Mexico Real Estate Management SA de CV	10,706,151	11,825
	Genomma Lab Internacional SAB de CV Class B	10,634,568	11,199
*	Gentera SAB de CV	13,797,944	10,717
*,1	Grupo Traxion SAB de CV	5,946,171	9,251
	Industrias Bachoco SAB de CV Class B	2,118,441	8,080
	Alpek SAB de CV Class A	5,055,420	6,825
*,1	Nemak SAB de CV	29,179,252	6,334
	Concentradora Fibra Danhos SA de CV	3,159,946	3,535
*	Grupo Rotoplas SAB de CV	2,596,208	3,109
*	Axtel SAB de CV	18,070,586	1,939
*,3	Empresas ICA SAB de CV	104,678	8
			2,489,337
Pakistan (0.1%)
*	Lucky Cement Ltd.	2,843,253	8,653
	Engro Corp. Ltd.	4,434,856	6,628
	Habib Bank Ltd.	9,964,461	5,846
	MCB Bank Ltd.	7,081,977	5,746
	Hub Power Co. Ltd.	14,191,423	5,212
	Fauji Fertilizer Co. Ltd.	7,436,440	4,805
	Bank Alfalah Ltd.	23,204,387	4,400
	Pakistan State Oil Co. Ltd.	4,463,131	4,075
	Oil & Gas Development Co. Ltd.	8,185,935	3,728
	Pakistan Petroleum Ltd.	9,048,828	3,600
	Pakistan Oilfields Ltd.	1,675,179	3,408
	United Bank Ltd.	4,180,361	3,084
	Engro Fertilizers Ltd.	5,892,372	3,018
	TRG Pakistan	6,408,908	2,704
	Millat Tractors Ltd.	353,430	1,757
	National Bank of Pakistan	8,941,200	1,489
	Nishat Mills Ltd.	2,814,900	1,255
	Searle Co. Ltd.	1,835,208	1,114

116

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Kot Addu Power Co. Ltd.	6,122,221	933
	DG Khan Cement Co. Ltd.	1,918,420	691
			72,146
Philippines (0.9%)
*	SM Prime Holdings Inc.	127,556,178	85,023
	BDO Unibank Inc.	27,632,579	68,282
	Ayala Land Inc.	111,248,227	67,903
	Ayala Corp.	4,557,415	64,126
	International Container Terminal Services Inc.	15,494,281	63,619
	PLDT Inc.	1,289,549	45,885
	Bank of the Philippine Islands	25,192,858	45,698
	JG Summit Holdings Inc.	42,393,428	45,098
	SM Investments Corp.	2,246,494	36,501
	Metropolitan Bank & Trust Co.	25,867,205	25,189
	Manila Electric Co.	3,727,213	25,091
	Universal Robina Corp.	12,485,081	24,424
	Jollibee Foods Corp.	5,898,459	24,231
*,1	Monde Nissin Corp.	79,258,500	19,652
	Globe Telecom Inc.	414,952	18,040
*	Converge Information & Communications Technology Solutions Inc.	27,690,100	15,112
	Metro Pacific Investments Corp.	193,482,379	13,994
	GT Capital Holdings Inc.	1,414,942	13,581
	Aboitiz Power Corp.	21,745,229	13,338
	Alliance Global Group Inc.	54,008,967	12,182
	Security Bank Corp.	6,126,334	12,051
	AC Energy Corp.	82,641,600	11,370
	San Miguel Food & Beverage Inc.	9,076,400	10,787
	Wilcon Depot Inc.	19,617,400	10,506
	Robinsons Land Corp.	28,157,907	10,228
	San Miguel Corp.	4,850,130	9,878
	Robinsons Retail Holdings Inc.	8,676,311	8,876
	Megaworld Corp.	162,443,303	8,805
		Shares	Market Value• ($000)
	Puregold Price Club Inc.	13,874,392	8,742
	DMCI Holdings Inc.	54,780,197	8,684
	Semirara Mining & Power Corp. Class A	16,332,428	8,572
	RL Commercial REIT Inc.	45,522,200	6,342
	AREIT Inc.	8,285,000	6,298
	LT Group Inc.	36,723,850	5,977
	Nickel Asia Corp.	40,091,703	5,874
*	Century Pacific Food Inc.	13,546,587	5,821
*	Bloomberry Resorts Corp.	47,719,249	5,503
	Manila Water Co. Inc.	15,509,628	5,455
	D&L Industries Inc.	28,594,290	3,894
	Filinvest Land Inc.	117,427,000	2,359
*	Cebu Air Inc.	2,539,953	2,135
	Vista Land & Lifescapes Inc.	32,157,600	1,578
	First Gen Corp.	3,387,985	1,508
*,1	CEMEX Holdings Philippines Inc.	30,667,435	469
			888,681
Poland (0.0%)
*,3	CAPITEA SA	245,053	207
Qatar (1.1%)
	Qatar National Bank QPSC	62,497,257	398,607
	Industries Qatar QSC	22,211,517	114,549
	Qatar Islamic Bank SAQ	16,285,827	109,465
	Masraf Al Rayan QSC	63,854,269	94,614
	Commercial Bank PSQC	27,876,272	58,601
	Mesaieed Petrochemical Holding Co.	61,030,633	43,168
	Qatar Gas Transport Co. Ltd.	37,837,965	35,504
	Qatar Fuel QSC	6,851,913	34,512
	Qatar International Islamic Bank QSC	10,412,913	32,949
	Qatar Electricity & Water Co. QSC	6,491,045	30,353
	Qatar Aluminum Manufacturing Co.	38,707,206	25,444
	Ooredoo QPSC	11,768,194	24,222

117

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Barwa Real Estate Co.	25,421,607	23,626
	Doha Bank QPSC	21,437,257	15,320
	Qatar Insurance Co. SAQ	22,591,227	15,209
	Vodafone Qatar QSC	23,398,160	10,601
	United Development Co. QSC	24,513,420	9,749
*	Ezdan Holding Group QSC	21,378,331	7,724
	Al Meera Consumer Goods Co. QSC	1,342,490	7,011
*	Gulf International Services QSC	12,409,046	6,615
	Medicare Group	1,907,307	3,614
			1,101,457
Romania (0.1%)
	Banca Transilvania SA	70,059,842	35,384
	OMV Petrom SA	192,646,115	19,603
	Societatea Nationala Nuclearelectrica SA	714,504	6,815
*	MED Life SA	1,065,273	4,622
	One United Properties SA	9,702,016	2,783
	Teraplast SA	14,845,960	2,388
			71,595
Russia (0.0%)
[3]	VTB Bank PJSC	68,488,233,072	10
[3]	TGC-1 PJSC	10,414,590,345	2
[3]	Federal Grid Co. Unified Energy System PJSC	2,998,064,717	1
[3]	Sberbank of Russia PJSC	143,624,072	—
*,3	Mechel PJSC ADR	164,675	—
[3]	Mobile TeleSystems PJSC ADR	6,274,359	—
[3]	Surgutneftegas PJSC ADR	4,940,427	—
[3]	Sistema PJSFC GDR	1,934,593	—
[3]	Novatek PJSC GDR	430,453	—
[3]	Novolipetsk Steel PJSC GDR	1,169,516	—
[3]	Rosneft Oil Co. PJSC GDR	8,439,476	—
[3]	Unipro PJSC	184,755,198	—
[3]	Severstal PAO GDR	206,805	—
		Shares	Market Value• ($000)
[3]	Magnit PJSC GDR	3,182,533	—
[3]	PhosAgro PJSC	21,153	—
[3]	Mechel PJSC Preference Shares	899,940	—
[3]	OGK-2 PJSC	302,841,880	—
[3]	Polyus PJSC	126,939	—
[3]	Raspadskaya OJSC	910,080	—
[3]	RusHydro PJSC	1,589,805,418	—
*,3	Aeroflot PJSC	13,873,019	—
[3]	Rostelecom PJSC	12,224,708	—
*,3	Mechel PJSC	3,089,565	—
[3]	Tatneft PJSC	10,830,010	—
[3]	Rosseti Lenenergo PJSC Preference Shares	1,406,706	—
[3]	Novolipetsk Steel PJSC	4,708,197	—
[3]	Magnit PJSC	406,795	—
[3]	Novatek PJSC	10,678,557	—
[3]	Gazprom PJSC	147,246,629	—
[3]	Mosenergo PJSC	120,668,554	—
[3]	Transneft PJSC Preference Shares	21,565	—
[3]	LUKOIL PJSC	5,378,966	—
[3]	M.Video PJSC	630,702	—
[3]	Rosneft Oil Co. PJSC	7,898,858	—
[3]	Magnitogorsk Iron & Steel Works PJSC	29,365,277	—
[3]	Tatneft PJSC Preference Shares	855,515	—
[3]	MMC Norilsk Nickel PJSC	415,474	—
[3]	ROSSETI PJSC	386,181,584	—
[3]	Inter RAO UES PJSC	504,248,670	—
*,3	ENEL RUSSIA PJSC	126,293,000	—
[3]	Bashneft PJSC Preference Shares	236,470	—
[3]	Severstal PAO	2,474,213	—
[3]	Surgutneftegas PJSC	41,925,149	—
[3]	Surgutneftegas PJSC Preference Shares	116,012,123	—
[3]	Alrosa PJSC	35,072,120	—
[3]	Moscow Exchange MICEX-RTS PJSC	20,861,798	—
[1,3]	Detsky Mir PJSC	8,079,751	—
[3]	MMC Norilsk Nickel PJSC ADR	2,819,529	—

118

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
[3]	Polyus PJSC GDR	523,471	—
[3]	Tatneft PJSC ADR	1,881,548	—
[3]	LSR Group PJSC Class A	322,692	—
*,3	United Co. RUSAL International PJSC	36,072,060	—
*,3	Credit Bank of Moscow PJSC	180,568,640	—
[3]	Sovcomflot PJSC	4,516,141	—
[3]	Novorossiysk Commercial Sea Port PJSC	28,049,569	—
[3]	Cherkizovo Group PJSC	16,179	—
[3]	Samolet Group	106,994	—
[3]	Bank St. Petersburg PJSC	3,060,330	—
[3]	IDGC of Centre & Volga Region PJSC	313,271,828	—
[1,3]	Segezha Group PJSC	18,427,200	—
*,3	PhosAgro PJSC GDR	1,442,084	—
*,3	PhosAgro PJSC (Registered) GDR	9,289	—
			13
Saudi Arabia (5.2%)
	Al Rajhi Bank	17,263,017	808,706
	Saudi National Bank	30,862,567	646,874
	Saudi Basic Industries Corp.	12,653,264	438,330
[1]	Saudi Arabian Oil Co.	35,737,745	427,058
	Saudi Telecom Co.	10,070,106	309,661
	Riyad Bank	20,644,783	223,730
*	Saudi Arabian Mining Co.	5,682,778	206,948
	Saudi British Bank	14,041,351	166,702
	Alinma Bank	13,817,030	151,564
	SABIC Agri-Nutrients Co.	3,283,490	141,448
	Banque Saudi Fransi	8,240,442	118,400
*	Bank AlBilad	6,876,833	94,238
	Arab National Bank	9,237,288	86,405
*	Saudi Electricity Co.	11,063,764	79,286
	Sahara International Petrochemical Co.	5,072,490	75,984
*	ACWA Power Co.	1,874,571	70,995
		Shares	Market Value• ($000)
	Dr Sulaiman Al Habib Medical Services Group Co.	1,286,453	68,281
	Yanbu National Petrochemical Co.	3,836,403	62,008
	Etihad Etisalat Co.	5,256,971	60,366
*	Saudi Kayan Petrochemical Co.	10,321,106	50,839
	Saudi Industrial Investment Group	5,694,862	49,366
	Bank Al-Jazira	5,878,847	49,138
	Almarai Co. JSC	3,513,356	48,422
	Jarir Marketing Co.	854,516	43,636
	Mouwasat Medical Services Co.	661,569	42,264
	Saudi Investment Bank	6,806,453	41,559
	Bupa Arabia for Cooperative Insurance Co.	826,286	36,475
*	Savola Group	3,654,398	34,547
	Advanced Petrochemical Co.	1,876,468	33,383
*	Saudi Research & Media Group	454,648	31,751
*	National Industrialization Co.	4,615,228	24,875
*	Rabigh Refining & Petrochemical Co.	3,122,038	23,753
*	Mobile Telecommunications Co. Saudi Arabia	6,182,637	22,805
*	Nahdi Medical Co.	488,651	21,757
*	Dar Al Arkan Real Estate Development Co.	7,430,072	21,269
*	Arabian Internet & Communications Services Co.	296,228	19,053
	Abdullah Al Othaim Markets Co.	623,051	18,504
*	Emaar Economic City	6,056,596	17,563
	Southern Province Cement Co.	956,826	16,946
	Saudi Cement Co.	1,060,839	16,264
	Co. for Cooperative Insurance	852,484	15,516
	Dallah Healthcare Co.	487,374	15,475

119

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	United Electronics Co.	422,237	14,513
*	Saudi Airlines Catering Co.	566,340	14,176
	Qassim Cement Co.	614,213	13,145
*	Yamama Cement Co.	1,413,656	13,108
	Arabian Centres Co. Ltd.	2,221,704	13,036
	Yanbu Cement Co.	1,095,384	12,271
*	Seera Group Holding	2,061,531	11,973
	Aldrees Petroleum & Transport Services Co.	559,942	11,697
*	Saudi Ground Services Co.	1,263,100	11,511
	BinDawood Holding Co.	404,417	11,048
	Al Hammadi Co. for Development & Investment	840,939	10,887
	Leejam Sports Co. JSC	349,932	10,273
	Saudia Dairy & Foodstuff Co.	209,757	9,809
	Arriyadh Development Co.	1,187,532	9,606
	Saudi Ceramic Co.	638,358	8,696
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	817,122	7,784
	Eastern Province Cement Co.	581,536	7,473
	Arabian Cement Co.	665,600	7,424
	Jadwa REIT Saudi Fund	1,951,429	7,312
	City Cement Co.	932,741	6,941
	National Gas & Industrialization Co.	532,478	6,882
*	Saudi Real Estate Co.	1,168,835	6,865
	Astra Industrial Group	491,756	6,449
	National Medical Care Co.	303,331	6,319
	United International Transportation Co.	476,695	6,233
*	National Agriculture Development Co.	701,651	5,949
		Shares	Market Value• ($000)
	Northern Region Cement Co.	1,563,586	5,617
	Najran Cement Co.	1,122,260	5,453
*	Methanol Chemicals Co.	424,890	5,448
*	Middle East Healthcare Co.	541,896	5,161
	Saudi Chemical Co. Holding	550,457	5,037
*	Saudi Public Transport Co.	847,900	4,816
*	Aseer Trading Tourism & Manufacturing Co.	844,387	4,127
*	Dur Hospitality Co.	589,267	4,069
*	Herfy Food Services Co.	266,997	3,964
	Bawan Co.	411,190	3,943
*	Fawaz Abdulaziz Al Hokair & Co.	917,763	3,290
	Tabuk Cement Co.	643,569	3,040
*	Al Jouf Cement Co.	1,080,661	2,829
*	Zamil Industrial Investment Co.	459,729	2,798
*	Mediterranean & Gulf Insurance & Reinsurance Co.	659,020	2,646
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	620,438	2,535
	Hail Cement Co.	583,530	2,222
			5,250,519
South Africa (4.2%)
	Naspers Ltd.	2,982,226	300,775
	FirstRand Ltd.	69,231,379	298,157
[2]	MTN Group Ltd.	25,377,035	269,149
	Standard Bank Group Ltd.	18,861,375	199,884
*	Sasol Ltd.	7,847,204	192,232
	Gold Fields Ltd.	12,280,320	166,393
[2]	Capitec Bank Holdings Ltd.	1,172,573	163,679
	Impala Platinum Holdings Ltd.	11,447,684	148,081
	Sibanye Stillwater Ltd.	39,257,104	135,816
	AngloGold Ashanti Ltd.	5,885,169	120,517
[2]	Absa Group Ltd.	10,804,076	116,723
	Sanlam Ltd.	24,754,585	102,547
	Shoprite Holdings Ltd.	6,912,252	99,841
	Bid Corp. Ltd.	4,705,101	98,807

120

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Anglo American Platinum Ltd.	832,730	92,052
[2]	Nedbank Group Ltd.	5,909,144	82,517
	Vodacom Group Ltd.	8,349,380	80,194
	Clicks Group Ltd.	3,477,960	68,445
*,2	Discovery Ltd.	6,957,722	66,806
	Bidvest Group Ltd.	4,790,435	65,670
[2]	Remgro Ltd.	7,202,020	64,694
*	Northam Platinum Holdings Ltd.	5,194,017	61,909
	Aspen Pharmacare Holdings Ltd.	5,381,633	57,583
[2]	Old Mutual Ltd.	64,619,206	51,841
	Woolworths Holdings Ltd.	13,442,052	50,321
	Exxaro Resources Ltd.	3,462,939	49,486
	Mr Price Group Ltd.	3,642,909	49,377
	Growthpoint Properties Ltd.	47,793,607	42,731
	MultiChoice Group	5,094,339	41,558
	Foschini Group Ltd.	4,568,441	40,025
	NEPI Rockcastle plc	6,362,915	38,932
	Reinet Investments SCA	1,898,997	38,517
	Harmony Gold Mining Co. Ltd.	7,501,359	30,581
[1]	Pepkor Holdings Ltd.	22,527,210	30,377
*	Thungela Resources Ltd.	1,756,531	30,058
*	Sappi Ltd.	7,950,513	29,108
	SPAR Group Ltd.	2,727,119	28,606
	Redefine Properties Ltd.	98,694,665	27,288
	Life Healthcare Group Holdings Ltd.	19,630,956	26,650
	Transaction Capital Ltd.	8,094,184	25,962
	Kumba Iron Ore Ltd.	761,605	25,284
	African Rainbow Minerals Ltd.	1,507,618	24,945
	Investec Ltd.	3,923,486	23,790
[2]	Tiger Brands Ltd.	2,310,127	22,703
[2]	AVI Ltd.	4,682,657	20,315
	Netcare Ltd.	20,962,249	20,135
	Truworths International Ltd.	5,638,736	20,117
	Barloworld Ltd.	2,740,910	19,790
		Shares	Market Value• ($000)
[2]	Rand Merchant Investment Holdings Ltd.	10,615,105	18,242
	Pick n Pay Stores Ltd.	4,910,236	17,889
	Resilient REIT Ltd.	4,792,362	17,581
[2]	Momentum Metropolitan Holdings	16,246,283	17,262
	Motus Holdings Ltd.	2,293,758	16,590
[2]	Fortress REIT Ltd. Class A (XJSE)	17,450,203	13,732
*	PSG Group Ltd.	2,222,705	13,435
	Equites Property Fund Ltd.	9,657,789	12,966
*,2	Telkom SA SOC Ltd.	4,160,346	12,538
[1]	Dis-Chem Pharmacies Ltd.	4,977,147	12,137
*	Distell Group Holdings Ltd.	1,075,128	11,779
	Omnia Holdings Ltd.	2,222,784	11,726
	Royal Bafokeng Platinum Ltd.	1,151,004	11,499
	KAP Industrial Holdings Ltd.	33,010,075	10,671
	Hyprop Investments Ltd.	4,657,187	10,587
	Vukile Property Fund Ltd.	12,410,070	10,511
	Santam Ltd.	571,342	10,489
	AECI Ltd.	1,530,517	9,875
*,2	Steinhoff International Holdings NV (XJSE)	59,581,465	9,824
	Coronation Fund Managers Ltd.	3,707,860	9,766
	JSE Ltd.	1,218,398	8,600
	Super Group Ltd.	4,932,033	8,364
[2]	Advtech Ltd.	7,329,448	8,266
	MAS P.L.C.	5,602,006	7,497
	Reunert Ltd.	2,378,511	6,634
	Ninety One Ltd.	1,997,110	6,421
	Raubex Group Ltd.	2,286,937	6,090
	DataTec Ltd.	2,421,219	6,009
	Investec Property Fund Ltd.	7,527,582	5,864
	Cashbuild Ltd.	292,491	5,235
	Astral Foods Ltd.	535,740	5,159
	SA Corporate Real Estate Ltd.	34,506,381	4,877
	DRDGOLD Ltd.	5,809,115	4,732
*	Sun International Ltd.	2,557,223	4,637

121

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Tsogo Sun Gaming Ltd.	6,471,329	4,573
*	Famous Brands Ltd.	1,082,038	4,371
*	Attacq Ltd.	9,912,267	4,247
*,2	Massmart Holdings Ltd.	1,360,236	3,592
	Hudaco Industries Ltd.	383,847	3,591
	Long4Life Ltd.	9,038,258	3,466
	Wilson Bayly Holmes-Ovcon Ltd.	701,326	3,311
*	Blue Label Telecoms Ltd.	8,442,071	2,998
[2]	Brait plc	10,744,448	2,885
	Emira Property Fund Ltd.	4,134,976	2,837
	Alexander Forbes Group Holdings Ltd.	8,424,381	2,494
	Adcock Ingram Holdings Ltd.	712,478	2,414
[2]	Curro Holdings Ltd.	3,526,773	2,338
[2]	Zeder Investments Ltd.	10,484,593	2,041
*	Fortress REIT Ltd. Class B (XJSE)	9,457,421	1,978
*	Steinhoff International Holdings NV (XETR)	1,075,902	178
	Irongate Group	69,733	95
			4,255,861
Taiwan (18.2%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	271,730,285	4,913,606
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	13,228,753	1,229,348
	Hon Hai Precision Industry Co. Ltd.	168,219,761	576,334
	MediaTek Inc.	20,881,630	575,665
	Delta Electronics Inc.	30,459,356	254,262
	CTBC Financial Holding Co. Ltd.	255,262,062	251,081
	Fubon Financial Holding Co. Ltd.	99,019,033	248,629
	Cathay Financial Holding Co. Ltd.	116,480,826	244,908
	Formosa Plastics Corp.	68,492,057	243,492
		Shares	Market Value• ($000)
	Nan Ya Plastics Corp.	79,633,819	232,657
	Mega Financial Holding Co. Ltd.	153,585,503	215,912
	China Steel Corp.	173,948,308	210,716
	E.Sun Financial Holding Co. Ltd.	179,725,816	205,269
	United Microelectronics Corp.	106,810,270	169,678
	Uni-President Enterprises Corp.	67,517,868	156,211
	ASE Technology Holding Co. Ltd.	48,378,723	154,346
	Chunghwa Telecom Co. Ltd.	33,908,663	150,316
	Chailease Holding Co. Ltd.	18,710,096	148,686
	Yuanta Financial Holding Co. Ltd.	163,631,210	144,027
	Evergreen Marine Corp. Taiwan Ltd.	29,512,897	141,867
	China Development Financial Holding Corp.	226,547,303	136,618
	First Financial Holding Co. Ltd.	144,719,513	135,909
	Taiwan Cooperative Financial Holding Co. Ltd.	139,191,992	133,850
	Formosa Chemicals & Fibre Corp.	48,558,449	130,776
	Unimicron Technology Corp.	17,713,979	124,248
	Taiwan Cement Corp.	77,685,753	120,597
	Asustek Computer Inc.	9,933,937	119,489
	Hua Nan Financial Holdings Co. Ltd.	139,607,790	111,652
	Quanta Computer Inc.	37,462,200	105,513
	Taishin Financial Holding Co. Ltd.	154,624,135	101,141
*	Yang Ming Marine Transport Corp.	23,498,725	98,035
	SinoPac Financial Holdings Co. Ltd.	149,877,618	92,298
	Realtek Semiconductor Corp.	6,730,959	91,336
[2]	United Microelectronics Corp. ADR	11,087,458	88,256

122

Emerging Markets Stock Index Fund
	Shares	Market Value• ($000)
Chunghwa Telecom Co. Ltd. ADR	2,011,297	88,135
Yageo Corp.	6,510,979	87,882
Hotai Motor Co. Ltd.	4,473,154	87,231
Taiwan Mobile Co. Ltd.	23,316,941	85,664
Largan Precision Co. Ltd.	1,445,076	82,004
Silergy Corp.	879,890	78,339
Novatek Microelectronics Corp.	5,905,560	78,122
Shanghai Commercial & Savings Bank Ltd.	46,074,350	76,007
President Chain Store Corp.	8,156,449	75,469
Advantech Co. Ltd.	5,850,361	72,724
E Ink Holdings Inc.	12,531,440	71,646
Pegatron Corp.	28,729,213	68,063
Walsin Lihwa Corp.	45,620,405	67,982
Lite-On Technology Corp.	29,876,084	65,459
Far EasTone Telecommunications Co. Ltd.	22,796,035	64,051
Airtac International Group	2,195,830	59,591
Shin Kong Financial Holding Co. Ltd.	179,415,288	59,326
Formosa Petrochemical Corp.	19,106,977	58,931
Accton Technology Corp.	7,502,610	58,519
Chang Hwa Commercial Bank Ltd.	93,131,373	58,223
Ruentex Development Co. Ltd.	22,053,778	57,721
Far Eastern New Century Corp.	56,517,963	57,293
Asia Cement Corp.	34,882,510	56,685
Wan Hai Lines Ltd.	11,273,606	54,646
Globalwafers Co. Ltd.	3,001,810	52,314
Synnex Technology International Corp.	19,620,800	51,067
AU Optronics Corp.	87,942,549	50,232
		Shares	Market Value• ($000)
	Catcher Technology Co. Ltd.	10,237,956	50,097
	Parade Technologies Ltd.	983,290	46,762
	Eclat Textile Co. Ltd.	2,780,209	45,619
	Vanguard International Semiconductor Corp.	12,782,640	44,976
	Wiwynn Corp.	1,286,280	43,985
	Compal Electronics Inc.	58,321,900	43,764
	Innolux Corp.	92,463,372	42,105
	ASPEED Technology Inc.	474,010	41,634
	eMemory Technology Inc.	977,100	41,065
	Feng TAY Enterprise Co. Ltd.	6,267,132	40,348
*	Eva Airways Corp.	34,275,760	40,267
	WPG Holdings Ltd.	21,588,720	39,605
	Nan Ya Printed Circuit Board Corp.	2,954,521	39,243
	Pou Chen Corp.	37,382,021	38,984
	Micro-Star International Co. Ltd.	9,618,200	38,839
	Wistron Corp.	40,221,535	38,750
*	Tatung Co. Ltd.	33,999,819	38,229
	Winbond Electronics Corp.	41,746,452	37,690
	Sino-American Silicon Products Inc.	7,550,742	37,582
	Win Semiconductors Corp.	5,756,519	37,468
	Acer Inc.	40,086,897	37,191
	Inventec Corp.	42,901,966	36,651
	Giant Manufacturing Co. Ltd.	4,293,423	35,895
*	China Airlines Ltd.	38,478,146	35,339
	Macronix International Co. Ltd.	26,339,737	33,514
*	TA Chen Stainless Pipe	21,932,775	32,439
	Powertech Technology Inc.	10,253,550	32,217
	Zhen Ding Technology Holding Ltd.	8,872,710	31,416

123

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Foxconn Technology Co. Ltd.	15,668,663	31,048
	Voltronic Power Technology Corp.	709,325	31,034
	Taiwan Business Bank	72,293,414	30,995
	Chroma ATE Inc.	5,569,280	30,960
	Elite Material Co. Ltd.	4,108,156	30,378
	Ruentex Industries Ltd.	7,737,068	29,794
	Tripod Technology Corp.	7,024,040	29,287
	Cheng Shin Rubber Industry Co. Ltd.	25,847,095	29,129
	Phison Electronics Corp.	2,253,080	29,040
	Merida Industry Co. Ltd.	3,550,526	28,873
	Hiwin Technologies Corp.	3,832,313	28,379
*	Walsin Technology Corp.	6,884,521	28,137
	Alchip Technologies Ltd.	957,463	28,049
	Teco Electric & Machinery Co. Ltd.	26,696,320	28,037
	Taiwan High Speed Rail Corp.	29,367,912	27,823
*	Oneness Biotech Co. Ltd.	4,193,000	27,477
	Lien Hwa Industrial Holdings Corp.	14,386,970	27,252
	Taiwan Fertilizer Co. Ltd.	10,434,186	26,264
	ASMedia Technology Inc.	546,857	25,738
	Faraday Technology Corp.	3,009,000	25,680
	Nanya Technology Corp.	11,588,878	25,359
	Sinbon Electronics Co. Ltd.	2,862,475	25,143
	Gigabyte Technology Co. Ltd.	6,921,850	24,833
*	Chicony Electronics Co. Ltd.	8,585,458	23,881
	Compeq Manufacturing Co. Ltd.	15,620,760	23,836
	Lotes Co. Ltd.	973,737	23,814
	Simplo Technology Co. Ltd.	2,417,310	23,755
		Shares	Market Value• ($000)
	Highwealth Construction Corp.	14,780,321	23,424
	Wisdom Marine Lines Co. Ltd.	7,427,155	22,854
	Radiant Opto-Electronics Corp.	6,454,751	22,255
	Kinsus Interconnect Technology Corp.	3,896,530	21,966
	Taichung Commercial Bank Co. Ltd.	43,468,535	21,897
	King Yuan Electronics Co. Ltd.	16,141,280	21,857
	IBF Financial Holdings Co. Ltd.	39,939,870	21,660
	Elan Microelectronics Corp.	4,147,870	20,922
	Chipbond Technology Corp.	9,111,630	20,488
	Qisda Corp.	19,071,620	20,264
	Nien Made Enterprise Co. Ltd.	1,914,560	20,165
	Yulon Finance Corp.	2,589,537	20,144
*	China Petrochemical Development Corp.	50,032,041	19,805
	Bizlink Holding Inc.	1,926,128	19,275
	YFY Inc.	18,278,703	19,254
	ITEQ Corp.	5,452,357	19,119
	Eternal Materials Co. Ltd.	14,745,630	18,902
	Makalot Industrial Co. Ltd.	2,944,808	18,115
	King's Town Bank Co. Ltd.	13,717,184	18,106
	Tung Ho Steel Enterprise Corp.	8,506,602	18,048
*	ENNOSTAR Inc.	9,016,726	17,661
	Taiwan Glass Industry Corp.	23,118,290	17,377
*	Medigen Vaccine Biologics Corp.	2,030,732	17,143
	Great Wall Enterprise Co. Ltd.	9,496,406	16,930
	Tong Hsing Electronic Industries Ltd.	2,167,453	16,824
	momo.com Inc.	636,600	16,804
	Global Unichip Corp.	1,212,960	16,610

124

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	International Games System Co. Ltd.	668,300	16,408
*	HTC Corp.	10,104,301	15,874
	CTCI Corp.	10,074,510	15,861
	Capital Securities Corp.	29,887,773	15,770
	Chung Hung Steel Corp.	12,370,000	15,606
	Goldsun Building Materials Co. Ltd.	15,859,415	15,576
	Cheng Loong Corp.	13,694,230	15,445
	Shinkong Synthetic Fibers Corp.	22,916,400	15,231
	Taiwan Surface Mounting Technology Corp.	4,268,110	14,971
*	Episil Technologies Inc.	4,332,149	14,961
	Jentech Precision Industrial Co. Ltd.	1,167,570	14,746
	Feng Hsin Steel Co. Ltd.	5,188,200	14,608
	Genius Electronic Optical Co. Ltd.	1,156,299	14,556
	Elite Semiconductor Microelectronics Technology Inc.	3,533,000	14,498
	HannStar Display Corp.	32,503,193	14,269
*	FLEXium Interconnect Inc.	4,580,990	14,213
	Taiwan Secom Co. Ltd.	3,811,876	14,090
	AP Memory Technology Corp.	1,703,120	14,018
	U-Ming Marine Transport Corp.	6,412,108	13,779
	Pan Jit International Inc.	5,458,740	13,705
	Asia Vital Components Co. Ltd.	3,867,890	13,375
	ChipMOS Technologies Inc.	8,557,148	13,311
	Wafer Works Corp.	7,385,103	13,297
	WT Microelectronics Co. Ltd.	5,498,651	13,252
	Gold Circuit Electronics Ltd.	4,806,090	13,245
	Formosa Taffeta Co. Ltd.	14,328,632	13,146
*	United Renewable Energy Co. Ltd.	17,783,629	12,829
		Shares	Market Value• ($000)
	United Integrated Services Co. Ltd.	2,114,800	12,790
*	Yieh Phui Enterprise Co. Ltd.	17,919,928	12,727
	Nan Kang Rubber Tire Co. Ltd.	9,721,390	12,645
	Fitipower Integrated Technology Inc.	2,148,375	12,443
	USI Corp.	12,637,861	12,299
	Topco Scientific Co. Ltd.	2,167,342	12,202
	Far Eastern International Bank	30,171,465	12,202
	Sitronix Technology Corp.	1,414,070	12,128
	TXC Corp.	3,974,630	12,094
	Fusheng Precision Co. Ltd.	1,641,920	12,083
	Mitac Holdings Corp.	12,778,901	11,938
	King Slide Works Co. Ltd.	883,000	11,785
	Sigurd Microelectronics Corp.	6,134,546	11,626
	Grand Pacific Petrochemical	13,198,304	11,522
*	Microbio Co. Ltd.	5,882,183	11,477
	Poya International Co. Ltd.	1,065,780	11,332
	Standard Foods Corp.	6,637,603	11,316
	Tainan Spinning Co. Ltd.	15,993,000	11,023
	TSRC Corp.	10,123,940	10,949
	Nuvoton Technology Corp.	2,252,000	10,801
	Wistron NeWeb Corp.	4,191,787	10,778
	Solar Applied Materials Technology Corp.	6,463,607	10,621
	Ardentec Corp.	7,213,522	10,483
	FocalTech Systems Co. Ltd.	2,713,482	10,431
	Yulon Motor Co. Ltd.	7,818,444	10,407
	Far Eastern Department Stores Ltd.	14,737,878	10,367
	Chung-Hsin Electric & Machinery Manufacturing Corp.	5,659,000	10,365

125

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Taiwan Hon Chuan Enterprise Co. Ltd.	4,039,650	10,290
	Advanced Energy Solution Holding Co. Ltd.	334,000	10,178
	Transcend Information Inc.	4,232,069	10,149
	Huaku Development Co. Ltd.	3,212,200	10,032
	Coretronic Corp.	5,253,900	10,013
	XinTec Inc.	2,182,225	9,987
	Greatek Electronics Inc.	4,282,000	9,960
	Center Laboratories Inc.	4,619,011	9,850
*	Arcadyan Technology Corp.	2,307,219	9,844
	Kenda Rubber Industrial Co. Ltd.	9,256,000	9,837
	Sercomm Corp.	3,478,600	9,683
	Wah Lee Industrial Corp.	2,753,194	9,635
	President Securities Corp.	13,724,241	9,632
	SDI Corp.	2,195,236	9,569
	Primax Electronics Ltd.	5,105,940	9,553
	AU Optronics Corp. ADR	1,674,810	9,530
	Century Iron & Steel Industrial Co. Ltd.	2,225,000	9,519
	Clevo Co.	8,329,000	9,516
	Hota Industrial Manufacturing Co. Ltd.	3,694,178	9,404
*	Supreme Electronics Co. Ltd.	6,065,375	9,399
	International CSRC Investment Holdings Co.	11,821,270	9,273
	Farglory Land Development Co. Ltd.	4,048,550	9,203
	Taiwan Union Technology Corp.	3,554,052	9,177
	Charoen Pokphand Enterprise	3,288,676	9,028
	Taiwan Semiconductor Co. Ltd.	3,384,290	8,675
	Kinpo Electronics	18,199,670	8,613
	TaiDoc Technology Corp.	871,000	8,549
	Taiwan Paiho Ltd.	3,785,140	8,543
		Shares	Market Value• ($000)
	Shiny Chemical Industrial Co. Ltd.	1,232,000	8,541
	General Interface Solution Holding Ltd.	2,754,070	8,471
	Sanyang Motor Co. Ltd.	8,924,330	8,407
*	TSEC Corp.	5,712,000	8,404
	Evergreen International Storage & Transport Corp.	6,927,000	8,336
	Apex International Co. Ltd.	2,619,000	8,321
	TCI Co. Ltd.	1,450,549	8,312
	Hotai Finance Co. Ltd.	2,189,000	8,231
	China Steel Chemical Corp.	2,137,000	8,230
	Via Technologies Inc.	5,041,620	8,195
	Everlight Electronics Co. Ltd.	5,645,410	8,169
	Longchen Paper & Packaging Co. Ltd.	12,087,606	8,151
*	OBI Pharma Inc.	2,134,881	8,035
*	RDC Semiconductor Co. Ltd.	759,000	7,979
	Merry Electronics Co. Ltd.	2,879,999	7,958
	Foxsemicon Integrated Technology Inc.	1,106,642	7,944
	Visual Photonics Epitaxy Co. Ltd.	2,753,960	7,903
	Getac Holdings Corp.	4,991,420	7,759
	Cleanaway Co. Ltd.	1,146,000	7,756
	Ta Ya Electric Wire & Cable	8,135,010	7,755
	TTY Biopharm Co. Ltd.	3,065,160	7,742
	OptoTech Corp.	5,570,987	7,680
	ADATA Technology Co. Ltd.	3,246,000	7,639
	Hsin Kuang Steel Co. Ltd.	3,518,000	7,572
	Fulgent Sun International Holding Co. Ltd.	1,455,893	7,565
	Pegavision Corp.	552,000	7,530
*	EirGenix Inc.	2,517,868	7,529
	Holy Stone Enterprise Co. Ltd.	1,959,793	7,522

126

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Tong Yang Industry Co. Ltd.	6,625,350	7,427
	RichWave Technology Corp.	1,105,800	7,419
*	Asia Optical Co. Inc.	3,086,260	7,303
	China Motor Corp.	3,556,844	7,053
*	Oriental Union Chemical Corp.	10,266,582	7,044
	Cheng Uei Precision Industry Co. Ltd.	6,133,673	7,037
	Kinik Co.	1,635,000	7,030
	UPC Technology Corp.	12,648,041	7,016
	Taiwan Cogeneration Corp.	5,401,850	6,995
	Genesys Logic Inc.	1,073,000	6,987
	Grape King Bio Ltd.	1,437,529	6,986
*	Etron Technology Inc.	3,444,960	6,985
	Sunny Friend Environmental Technology Co. Ltd.	896,000	6,831
	Asia Polymer Corp.	5,519,340	6,761
	Chong Hong Construction Co. Ltd.	2,691,000	6,674
	Taiwan Mask Corp.	2,701,272	6,609
	Taiwan PCB Techvest Co. Ltd.	3,998,000	6,579
	China General Plastics Corp.	5,855,926	6,551
	Prince Housing & Development Corp.	15,547,270	6,548
	Holtek Semiconductor Inc.	2,105,483	6,538
	Test Research Inc.	2,789,660	6,480
	Sunplus Technology Co. Ltd.	5,884,000	6,473
	Chang Wah Electromaterials Inc.	5,389,000	6,373
	Adimmune Corp.	4,581,825	6,310
	Pixart Imaging Inc.	1,619,680	6,297
	BES Engineering Corp.	19,381,000	6,235
	T3EX Global Holdings Corp.	1,559,000	6,126
	Global Mixed Mode Technology Inc.	917,000	6,121
	Hannstar Board Corp.	4,702,685	6,080
		Shares	Market Value• ($000)
	Silicon Integrated Systems Corp.	8,105,819	6,050
*	Shihlin Paper Corp.	3,166,433	5,958
	Gudeng Precision Industrial Co. Ltd.	833,517	5,950
	Kindom Development Co. Ltd.	5,000,600	5,854
	China Man-Made Fiber Corp.	20,023,016	5,789
	Chang Wah Technology Co. Ltd.	1,885,000	5,696
	YC INOX Co. Ltd.	5,299,800	5,678
	Taiwan Sakura Corp.	2,695,000	5,672
	Formosa Sumco Technology Corp.	875,000	5,664
	Co-Tech Development Corp.	2,905,000	5,643
*	Taiwan TEA Corp.	8,730,000	5,615
	Advanced Ceramic X Corp.	683,105	5,608
	Universal Vision Biotechnology Co. Ltd.	668,000	5,600
	Pan-International Industrial Corp.	5,036,000	5,597
	AcBel Polytech Inc.	5,800,000	5,586
	St. Shine Optical Co. Ltd.	620,000	5,584
	Shin Zu Shing Co. Ltd.	1,974,853	5,581
	Chicony Power Technology Co. Ltd.	2,364,000	5,575
	Sporton International Inc.	906,631	5,573
	Advanced Wireless Semiconductor Co.	1,999,266	5,565
	ITE Technology Inc.	1,727,000	5,562
	Systex Corp.	2,013,000	5,503
	Ennoconn Corp.	831,758	5,489
	Nichidenbo Corp.	3,079,460	5,470
	Nantex Industry Co. Ltd.	2,955,000	5,468
*	TaiMed Biologics Inc.	2,576,090	5,426
*	Mercuries Life Insurance Co. Ltd.	20,605,694	5,399
	Dynapack International Technology Corp.	1,986,000	5,371
*	Asia Pacific Telecom Co. Ltd.	20,876,352	5,342

127

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	TPK Holding Co. Ltd.	4,633,288	5,341
	AURAS Technology Co. Ltd.	961,000	5,339
	Innodisk Corp.	775,200	5,301
	Ton Yi Industrial Corp.	9,910,000	5,285
	Anpec Electronics Corp.	834,000	5,219
	Gloria Material Technology Corp.	5,366,640	5,187
	Andes Technology Corp.	530,000	5,169
	O-Bank Co. Ltd.	15,996,453	5,134
	Dimerco Express Corp.	1,472,199	5,111
*	Phihong Technology Co. Ltd.	3,949,000	5,099
	Mercuries & Associates Holding Ltd.	7,372,824	5,091
	Weltrend Semiconductor	2,187,567	5,039
	Darfon Electronics Corp.	3,123,000	4,973
	Sonix Technology Co. Ltd.	1,948,000	4,946
	Cub Elecparts Inc.	1,063,008	4,918
	Chin-Poon Industrial Co. Ltd.	4,806,890	4,843
	Lung Yen Life Service Corp.	2,978,000	4,835
	Marketech International Corp.	1,135,000	4,823
	Gemtek Technology Corp.	4,684,000	4,786
	Sampo Corp.	4,557,800	4,774
	Jih Sun Financial Holdings Co. Ltd.	11,215,116	4,713
	Cathay Real Estate Development Co. Ltd.	7,517,984	4,682
*	CSBC Corp. Taiwan	6,580,119	4,649
	Formosa International Hotels Corp.	796,000	4,643
	AmTRAN Technology Co. Ltd.	9,518,756	4,628
	Acter Group Corp. Ltd.	684,416	4,602
	Sincere Navigation Corp.	4,562,240	4,581
*	Unitech Printed Circuit Board Corp.	8,173,880	4,574
		Shares	Market Value• ($000)
	Lotus Pharmaceutical Co. Ltd.	1,176,000	4,572
	Federal Corp.	5,954,040	4,549
	KMC Kuei Meng International Inc.	816,000	4,508
	ASROCK Inc.	816,000	4,500
	Wei Chuan Foods Corp.	5,921,600	4,493
	LandMark Optoelectronics Corp.	945,470	4,473
	Hung Sheng Construction Ltd.	5,211,464	4,458
	Aten International Co. Ltd.	1,629,740	4,457
	Topkey Corp.	1,059,000	4,449
	Sinyi Realty Inc.	3,731,000	4,445
	Tung Thih Electronic Co. Ltd.	871,000	4,416
	Chlitina Holding Ltd.	696,000	4,364
	Flytech Technology Co. Ltd.	1,757,650	4,328
	Thinking Electronic Industrial Co. Ltd.	1,029,000	4,320
	Ho Tung Chemical Corp.	12,634,459	4,311
	Everlight Chemical Industrial Corp.	5,648,200	4,288
*	Orient Semiconductor Electronics Ltd.	6,664,792	4,270
	Chia Hsin Cement Corp.	6,370,000	4,270
	Swancor Holding Co. Ltd.	953,000	4,258
*	CMC Magnetics Corp.	14,093,950	4,225
*	Unizyx Holding Corp.	4,418,000	4,199
	D-Link Corp.	7,378,400	4,199
	YungShin Global Holding Corp.	2,884,000	4,194
	Amazing Microelectronic Corp.	948,000	4,157
	Motech Industries Inc.	4,012,574	4,144
	Fittech Co. Ltd.	778,491	4,140
	Huang Hsiang Construction Corp.	2,207,000	4,130
*	Lealea Enterprise Co. Ltd.	11,405,930	4,113

128

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Xxentria Technology Materials Corp.	1,840,000	4,099
	Actron Technology Corp.	774,000	4,068
	China Metal Products	3,623,000	4,033
	Gamania Digital Entertainment Co. Ltd.	1,871,916	4,029
	Chun Yuan Steel Industry Co. Ltd.	5,583,000	4,002
*	First Steamship Co. Ltd.	10,829,968	3,995
	Chief Telecom Inc.	408,000	3,936
	Advanced International Multitech Co. Ltd.	1,373,000	3,927
*	Career Technology MFG. Co. Ltd.	5,544,721	3,887
	Namchow Holdings Co. Ltd.	2,384,000	3,849
	Chunghwa Precision Test Tech Co. Ltd.	240,153	3,796
	Sensortek Technology Corp.	336,000	3,780
	Ultra Chip Inc.	866,000	3,753
*	Adlink Technology Inc.	1,932,895	3,734
	Hu Lane Associate Inc.	1,078,300	3,733
	Taiwan Styrene Monomer	6,803,050	3,727
	Soft-World International Corp.	1,304,653	3,720
	Kung Long Batteries Industrial Co. Ltd.	797,000	3,711
*	Ambassador Hotel	3,471,000	3,696
	Sunonwealth Electric Machine Industry Co. Ltd.	2,866,000	3,690
	Radium Life Tech Co. Ltd.	10,880,760	3,685
	Continental Holdings Corp.	4,079,000	3,678
	Altek Corp.	2,882,000	3,564
	Run Long Construction Co. Ltd.	1,720,072	3,532
	VIA Labs Inc.	354,000	3,505
	Depo Auto Parts Ind Co. Ltd.	1,799,000	3,494
	Egis Technology Inc.	934,100	3,465
		Shares	Market Value• ($000)
*	Lingsen Precision Industries Ltd.	4,849,000	3,408
	Global Brands Manufacture Ltd.	3,108,680	3,399
	Kaimei Electronic Corp.	1,544,000	3,387
*	Chung Hwa Pulp Corp.	5,252,000	3,370
	Syncmold Enterprise Corp.	1,417,500	3,370
*	91APP Inc.	768,243	3,348
	PChome Online Inc.	1,257,873	3,317
	CyberTAN Technology Inc.	4,414,000	3,302
	PharmaEngine Inc.	1,112,457	3,276
	Gourmet Master Co. Ltd.	1,040,469	3,237
	Zeng Hsing Industrial Co. Ltd.	675,000	3,165
	Posiflex Technology Inc.	787,764	3,141
	Tyntek Corp.	4,262,000	3,098
	ScinoPharm Taiwan Ltd.	3,739,576	3,098
	Bank of Kaohsiung Co. Ltd.	6,458,133	3,085
	Wowprime Corp.	821,000	3,077
	Formosan Rubber Group Inc.	4,084,135	3,071
*	Shining Building Business Co. Ltd.	9,003,638	3,047
	Alpha Networks Inc.	3,150,772	3,042
	Taiflex Scientific Co. Ltd.	1,971,920	2,917
	China Chemical & Pharmaceutical Co. Ltd.	3,501,000	2,877
*	Gigastorage Corp.	3,857,259	2,861
	IEI Integration Corp.	1,888,920	2,835
	Kuo Yang Construction Co. Ltd.	4,150,900	2,820
	Machvision Inc.	456,306	2,812
	Johnson Health Tech Co. Ltd.	1,439,000	2,807
*	Firich Enterprises Co. Ltd.	2,985,378	2,778
	Quanta Storage Inc.	2,078,000	2,771
	HannsTouch Solution Inc.	7,036,115	2,754
	Bioteque Corp.	733,000	2,740
*	Li Peng Enterprise Co. Ltd.	9,936,000	2,732

129

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Yeong Guan Energy Technology Group Co. Ltd.	1,154,180	2,714
	Yulon Nissan Motor Co. Ltd.	322,188	2,713
	Rich Development Co. Ltd.	8,788,000	2,712
*	Medigen Biotechnology Corp.	1,470,000	2,669
*	Ritek Corp.	8,822,489	2,659
	Dynamic Electronics Co. Ltd.	3,705,533	2,642
	Speed Tech Corp.	1,460,000	2,578
	GeneReach Biotechnology Corp.	438,565	2,518
	KEE TAI Properties Co. Ltd.	5,952,000	2,467
	TA-I Technology Co. Ltd.	1,349,750	2,461
	Elite Advanced Laser Corp.	1,666,349	2,433
	China Electric Manufacturing Corp.	3,879,180	2,361
	Shin Foong Specialty & Applied Materials Co. Ltd.	667,200	2,358
*	Taigen Biopharmaceuticals Holdings Ltd.	4,011,820	2,337
	Rexon Industrial Corp. Ltd.	1,749,525	2,333
	Test Rite International Co. Ltd.	3,059,220	2,259
	Rechi Precision Co. Ltd.	3,808,000	2,217
	Hong Pu Real Estate Development Co. Ltd.	3,153,000	2,217
	Kuo Toong International Co. Ltd.	2,995,514	2,165
	Nan Liu Enterprise Co. Ltd.	673,000	2,155
	FSP Technology Inc.	1,548,120	2,139
*	Savior Lifetec Corp.	3,248,325	2,098
*	Darwin Precisions Corp.	5,857,900	2,081
		Shares	Market Value• ($000)
	Elitegroup Computer Systems Co. Ltd.	3,293,000	2,075
	Gigasolar Materials Corp.	412,000	2,024
	CHC Healthcare Group	1,294,899	1,994
*	AGV Products Corp.	5,064,370	1,992
	Nidec Chaun-Choung Technology Corp.	488,000	1,963
	WUS Printed Circuit Co. Ltd.	2,013,156	1,948
	Ichia Technologies Inc.	3,652,000	1,916
*	ALI Corp.	2,167,275	1,906
	Taiyen Biotech Co. Ltd.	1,596,000	1,856
	L&K Engineering Co. Ltd.	1,886,000	1,847
*	Ability Enterprise Co. Ltd.	2,364,491	1,825
*	Brogent Technologies Inc.	475,792	1,825
	Basso Industry Corp.	1,277,000	1,809
*	Roo Hsing Co. Ltd.	10,143,000	1,748
	Sheng Yu Steel Co. Ltd.	1,532,000	1,735
	Cyberlink Corp.	609,674	1,699
	Jess-Link Products Co. Ltd.	1,279,750	1,682
*	Infortrend Technology Inc.	3,282,000	1,657
	Dyaco International Inc.	1,153,000	1,603
	TYC Brother Industrial Co. Ltd.	2,422,000	1,593
	Iron Force Industrial Co. Ltd.	680,000	1,528
*	Tong-Tai Machine & Tool Co. Ltd.	2,993,000	1,506
	Globe Union Industrial Corp.	3,543,000	1,475
*	Zinwell Corp.	2,356,000	1,371
*	Newmax Technology Co. Ltd.	1,301,000	1,325
	Toung Loong Textile Manufacturing	1,156,000	1,266
*,3	Pharmally International Holding Co. Ltd.	612,856	1,177
*	Li Cheng Enterprise Co. Ltd.	1,154,996	976

130

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*,3	Unity Opto Technology Co. Ltd.	5,295,000	740
	Nan Pao Resins Chemical Co. Ltd.	98,705	407
	Senao International Co. Ltd.	132,000	151
*,3	Taiwan Land Development Corp.	573,970	52
*,3	Pihsiang Machinery Manufacturing Co. Ltd.	2,219,000	—
*,3	XPEC Entertainment Inc.	988,965	—
*,3	E-Ton Solar Tech Co. Ltd.	843,673	—
*,3	Green Energy Technology Inc.	2,819,000	—
*,3	Ya Hsin Industrial Co. Ltd.	5,306,018	—
*	China Development Financial Holding Corp. Preference Shares	1	—
*,3	Episil Technologies Inc. Rights Exp. 5/27/22	23,040	—
*,3	Medigen Vaccine Biologics Corp. Rights Exp. 5/10/22	53,270	—
			18,363,581
Thailand (2.9%)
	PTT PCL (Foreign)	206,034,615	223,924
	CP ALL PCL (Foreign)	85,845,121	161,856
*	Airports of Thailand PCL (Foreign)	57,132,044	110,406
	Advanced Info Service PCL (Foreign)	15,920,406	99,536
	Bangkok Dusit Medical Services PCL (Foreign)	125,232,945	93,742
	PTT Exploration & Production PCL (Foreign)	19,596,284	85,742
	Kasikornbank PCL (Foreign)	17,675,835	78,246
	SCB X PCL (Foreign)	23,180,090	77,831
		Shares	Market Value• ($000)
	Gulf Energy Development PCL (Foreign)	52,977,615	74,733
	Siam Cement PCL NVDR	6,822,296	73,326
	Central Pattana PCL (Foreign)	39,124,624	68,608
*	Minor International PCL (Foreign)	57,828,120	58,440
	Energy Absolute PCL (Foreign)	21,611,296	55,446
	Siam Cement PCL (Foreign)	5,039,888	54,168
*,2	Jasmine Technology Solution PCL (Foreign)	3,256,200	52,353
*	Central Retail Corp. PCL (Foreign)	44,837,100	51,237
	Delta Electronics Thailand PCL (Foreign)	4,650,000	48,689
[2]	Charoen Pokphand Foods PCL (Foreign)	68,922,417	48,407
	PTT Global Chemical PCL (Foreign)	27,893,179	40,440
	Indorama Ventures PCL (Foreign)	30,765,135	40,288
	Intouch Holdings PCL (Foreign)	19,175,700	39,035
[2]	Banpu PCL (Foreign)	97,868,073	34,870
	Home Product Center PCL (Foreign)	74,020,684	32,182
	Krung Thai Bank PCL (Foreign)	69,840,996	30,790
[2]	Krungthai Card PCL (Foreign)	18,322,031	30,629
	Digital Telecommunications Infrastructure Fund	71,762,213	29,506
	SCG Packaging PCL (Foreign)	17,252,800	27,642
	BTS Group Holdings PCL (Foreign)	103,756,635	27,129
	Bangkok Expressway & Metro PCL (Foreign)	112,140,822	26,865
	Bangkok Bank PCL NVDR	6,967,300	26,279
	Land & Houses PCL NVDR	90,722,380	25,213

131

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Thai Oil PCL (Foreign)	15,146,155	24,783
[2]	Bumrungrad Hospital PCL (Foreign)	4,995,674	23,277
	PTT Oil & Retail Business PCL (Foreign)	31,617,300	22,953
	JMT Network Services PCL (Foreign)	8,764,364	22,141
	Global Power Synergy PCL (Foreign)	11,030,340	21,260
	TMBThanachart Bank PCL (Foreign)	561,907,100	21,171
[2]	Thonburi Healthcare Group PCL (Foreign)	11,721,370	21,051
	Electricity Generating PCL (Foreign)	4,214,411	20,391
[2]	Com7 PCL (Foreign)	16,781,400	20,274
	Osotspa PCL (Foreign)	19,256,800	19,529
[2]	KCE Electronics PCL (Foreign)	10,823,714	19,217
	Thai Union Group PCL (Foreign)	38,682,179	19,024
	Siam Makro PCL (Foreign)	17,367,357	18,928
	True Corp. PCL (Foreign)	134,973,088	18,902
	Kiatnakin Phatra Bank PCL (Foreign)	8,179,170	17,127
	Jasmine Broadband Internet Infrastructure Fund	53,094,637	17,014
	Bangchak Corp. PCL (Foreign)	16,980,066	16,508
[2]	Ngern Tid Lor PCL (Foreign)	15,445,123	16,489
[2]	Singer Thailand PCL (Foreign)	9,881,500	16,470
	Kasikornbank PCL NVDR	3,678,075	16,282
[2]	Mega Lifesciences PCL (Foreign)	11,268,600	16,026
[2]	IRPC PCL (Foreign)	153,755,714	15,493
[2]	Carabao Group PCL (Foreign)	4,680,805	14,882
[2]	CPN Retail Growth Leasehold REIT	24,955,500	14,724
		Shares	Market Value• ($000)
*,2	Central Plaza Hotel PCL (Foreign)	10,906,513	14,720
	Srisawad Corp. PCL (Foreign)	9,363,103	14,548
[2]	Siam Global House PCL (Foreign)	22,722,389	14,394
	Asset World Corp. PCL (Foreign)	102,215,100	14,301
[2]	Berli Jucker PCL (Foreign)	14,211,190	14,152
[2]	Jay Mart PCL (Foreign)	7,732,100	13,986
	Tisco Financial Group PCL (Foreign)	5,127,268	13,525
	Ratch Group PCL NVDR	10,045,468	12,884
[2]	Muangthai Capital PCL (Foreign)	9,600,245	12,854
	Bangkok Commercial Asset Management PCL (Foreign)	22,935,000	12,790
*,2	Esso Thailand PCL (Foreign)	46,442,273	12,592
	Thanachart Capital PCL (Foreign)	10,647,856	12,444
	Total Access Communication PCL NVDR	9,083,845	12,174
	VGI PCL (Foreign)	82,011,469	11,817
[2]	Gunkul Engineering PCL (Foreign)	65,807,966	11,059
	Supalai PCL (Foreign)	17,181,885	10,951
	AP Thailand PCL (Foreign)	31,641,842	10,854
[2]	WHA Corp. PCL (Foreign)	109,360,906	10,664
[2]	B Grimm Power PCL (Foreign)	11,255,947	10,616
[2]	Sri Trang Gloves Thailand PCL (Foreign)	14,842,400	10,505
[2]	Hana Microelectronics PCL (Foreign)	8,018,683	10,374
*	Dhipaya Group Holdings PCL (Foreign)	5,430,000	10,198
	Bangkok Bank PCL (Foreign)	2,651,141	10,000
[2]	Dohome PCL (Foreign)	15,680,380	9,136
[2]	Sri Trang Agro-Industry PCL (Foreign)	12,250,861	8,987

132

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Chularat Hospital PCL (Foreign)	78,979,346	8,974
	Bangkok Chain Hospital PCL (Foreign)	13,811,645	8,648
	Krung Thai Bank PCL NVDR	19,542,000	8,615
	Tisco Financial Group PCL NVDR	3,244,993	8,560
[2]	Bangkok Life Assurance PCL (Foreign)	6,429,391	8,246
[2]	CH Karnchang PCL (Foreign)	14,388,263	8,154
[2]	Sino-Thai Engineering & Construction PCL (Foreign)	21,634,463	8,148
*,2	CK Power PCL (Foreign)	50,749,372	8,034
	Amata Corp. PCL (Foreign)	11,634,623	7,361
	AEON Thana Sinsap Thailand PCL (Foreign)	1,272,500	7,109
	Thailand Future Fund	28,884,000	7,106
	TQM Corp. PCL (Foreign)	4,662,800	6,761
[2]	Sansiri PCL (Foreign)	190,757,106	6,466
[2]	BEC World PCL (Foreign)	13,950,527	6,267
*	STARK Corp. PCL (Foreign)	45,439,200	6,213
	Land & Houses PCL (Foreign)	22,011,600	6,117
[2]	TTW PCL (Foreign)	18,606,234	5,976
[2]	Thoresen Thai Agencies PCL (Foreign)	21,092,187	5,936
[2]	TOA Paint Thailand PCL (Foreign)	6,826,034	5,757
[2]	Star Petroleum Refining PCL (Foreign)	17,603,268	5,501
[2]	Quality Houses PCL (Foreign)	83,576,851	5,451
	Major Cineplex Group PCL (Foreign)	8,632,997	5,159
[2]	Siam City Cement PCL (Foreign)	1,154,106	5,112
[2]	Thai Vegetable Oil PCL (Foreign)	5,413,811	5,096
*,2	Jasmine International PCL (Foreign)	47,588,355	5,070
		Shares	Market Value• ($000)
[2]	Bangkok Land PCL (Foreign)	170,463,378	4,967
*,2	BTS Rail Mass Transit Growth Infrastructure Fund	38,833,573	4,862
	TPI Polene PCL (Foreign)	110,912,061	4,839
*,2	Plan B Media PCL (Foreign)	21,229,660	4,839
[2]	Super Energy Corp. PCL (Foreign)	187,324,419	4,761
[2]	Precious Shipping PCL (Foreign)	8,194,263	4,530
	Tipco Asphalt PCL (Foreign)	9,492,030	4,510
[2]	Kerry Express Thailand PCL (Foreign)	6,411,100	4,378
[2]	Banpu Power PCL (Foreign)	7,956,139	3,775
[2]	IMPACT Growth REIT	7,636,200	3,754
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	13,856,100	3,602
*	Pruksa Real Estate PCL (Foreign)	11,775,000	3,429
[2]	BCPG PCL (Foreign)	9,515,142	3,402
[2]	Ratchthani Leasing PCL (Foreign)	26,155,350	3,329
*,2	Bangkok Airways PCL (Foreign)	10,185,024	3,303
	Pruksa Holding PCL (Foreign)	8,560,530	3,302
	TPI Polene Power PCL (Foreign)	28,678,800	3,191
*,2	Italian-Thai Development PCL (Foreign)	53,232,231	3,088
[2]	MK Restaurants Group PCL (Foreign)	1,889,900	3,019
[2]	Thaifoods Group PCL (Foreign)	24,111,275	2,954
[2]	Workpoint Entertainment PCL (Foreign)	3,113,234	2,831
[2]	GFPT PCL (Foreign)	6,838,096	2,786
	SCB X PCL NVDR	786,320	2,640
	Ratch Group PCL (Foreign)	2,056,304	2,637
	SPCG PCL (Foreign)	5,307,404	2,597

133

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
[2]	PTG Energy PCL (Foreign)	6,034,746	2,508
*,2	U City plc (Foreign)	49,579,369	2,472
[2]	Thaicom PCL (Foreign)	8,311,185	2,314
	Origin Property PCL (Foreign)	7,239,219	2,304
	Bangkok Life Assurance PCL NVDR	1,757,900	2,255
*	MBK PCL (Foreign)	5,498,662	2,076
[2]	Taokaenoi Food & Marketing PCL (Foreign)	8,379,781	1,885
[2]	LPN Development PCL (Foreign)	12,879,597	1,725
	Intouch Holdings PCL NVDR	793,300	1,615
*,2,3	Thai Airways International PCL (Foreign)	14,720,268	1,427
	WHA Premium Growth Freehold & Leasehold REIT	4,352,283	1,381
*,2	Samart Corp. PCL (Foreign)	6,186,920	1,115
*	Unique Engineering & Construction PCL (Foreign)	7,464,209	1,106
	Univentures PCL (Foreign)	5,656,741	487
[2]	Maybank Securities Thailand PCL (Foreign)	563,800	192
*	MBK PCL Warrants Exp. 10/25/22	219,946	64
	IMPACT Growth REIT	120,477	59
*	TMBThanachart Bank PCL Warrants Exp. 5/10/25	5,616,866	57
*	Minor International PCL Warrants Exp. 5/5/23	1	—
			2,968,203
Turkey (0.6%)
	Eregli Demir ve Celik Fabrikalari TAS	19,243,052	43,335
	BIM Birlesik Magazalar A/S	6,314,506	35,476
	KOC Holding A/S	11,997,517	32,446
		Shares	Market Value• ($000)
*	Turkiye Garanti Bankasi A/S	29,668,048	29,929
*	Turkiye Petrol Rafinerileri A/S	1,743,326	27,451
	Turkiye Sise ve Cam Fabrikalari A/S	20,610,863	25,141
	Turkcell Iletisim Hizmetleri A/S	16,607,275	24,093
	Akbank TAS	37,812,302	22,659
*	Turk Hava Yollari AO	7,701,381	21,401
	Ford Otomotiv Sanayi A/S	939,425	18,874
	Haci Omer Sabanci Holding A/S	12,781,866	17,207
	Aselsan Elektronik Sanayi ve Ticaret A/S	8,470,616	13,936
	Turkiye Is Bankasi A/S Class C	19,323,259	13,690
	Yapi ve Kredi Bankasi A/S	37,271,545	12,197
	Arcelik A/S	2,578,984	11,673
*	Petkim Petrokimya Holding A/S	18,106,369	11,624
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	11,258,643	11,398
*	Sasa Polyester Sanayi A/S	2,361,556	10,181
	Enka Insaat ve Sanayi A/S	9,477,476	10,074
	Tofas Turk Otomobil Fabrikasi A/S	1,708,739	9,051
*	Aksa Enerji Uretim A/S Class B	7,326,065	8,198
*	Hektas Ticaret TAS	5,482,514	8,170
*	Koza Altin Isletmeleri A/S	690,831	7,980
	Coca-Cola Icecek A/S	929,979	7,715
*	TAV Havalimanlari Holding A/S	2,556,507	7,376
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S Class B	290,001	6,336
*	Gubre Fabrikalari TAS	1,128,001	6,096
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	2,718,778	5,729

134

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	2,639,004	5,250
	Turk Telekomunikasyon A/S	7,575,026	5,133
*	Is Gayrimenkul Yatirim Ortakligi A/S	6,061,768	5,114
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	27,352,878	4,887
	Aksa Akrilik Kimya Sanayii A/S	1,561,875	4,833
	AG Anadolu Grubu Holding A/S	1,743,478	4,801
*	Pegasus Hava Tasimaciligi A/S	491,165	4,409
	Iskenderun Demir ve Celik A/S	2,148,212	3,959
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	845,794	3,690
*	Migros Ticaret A/S	1,203,353	3,674
	Tekfen Holding A/S	2,596,075	3,442
	Nuh Cimento Sanayi A/S	1,020,958	3,262
	Sok Marketler Ticaret A/S	3,697,717	3,237
*	Turkiye Halk Bankasi A/S	8,744,042	3,177
*	Bera Holding A/S	4,508,607	3,142
*	Oyak Cimento Fabrikalari A/S	4,343,489	3,136
	Alarko Holding A/S	1,736,437	3,131
[1]	Enerjisa Enerji A/S	3,242,255	3,074
*	Dogan Sirketler Grubu Holding A/S	13,114,112	3,046
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	3,430,733	2,909
	Otokar Otomotiv ve Savunma Sanayi A/S	101,255	2,837
	Turk Traktor ve Ziraat Makineleri A/S	178,642	2,825
	Ulker Biskuvi Sanayi A/S	2,441,419	2,743
[1]	Mavi Giyim Sanayi ve Ticaret A/S Class B	482,709	2,646
*	Turkiye Vakiflar Bankasi TAO	8,189,451	2,452
		Shares	Market Value• ($000)
	Borusan Yatirim ve Pazarlama A/S	93,833	2,414
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	1,896,865	2,408
*	Is Yatirim Menkul Degerler A/S	1,742,875	2,408
*	Logo Yazilim Sanayi ve Ticaret A/S	789,523	2,389
	Kordsa Teknik Tekstil A/S	726,453	2,221
*,1	MLP Saglik Hizmetleri A/S Class B	1,023,742	2,182
*	NET Holding A/S	2,562,731	2,092
*	Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,456,375	2,021
	Dogus Otomotiv Servis ve Ticaret A/S	444,130	1,995
	EGE Endustri ve Ticaret A/S	16,393	1,995
*	Turkiye Sinai Kalkinma Bankasi A/S	15,918,812	1,976
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	1,820,022	1,794
	Vestel Elektronik Sanayi ve Ticaret A/S	1,015,165	1,778
	Aygaz A/S	779,642	1,712
*	Ziraat Gayrimenkul Yatirim Ortakligi A/S	7,563,009	1,462
*	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	2,076,227	1,419
	Kervan Gida Sanayi ve Ticaret A/S Class B	2,046,516	1,345
	Cimsa Cimento Sanayi ve Ticaret A/S	592,153	1,327
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	1,176,728	1,144
*	Zorlu Enerji Elektrik Uretim A/S	8,186,587	1,138

135

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	464,497	1,024
	Tat Gida Sanayi A/S	1,010,468	968
	Kartonsan Karton Sanayi ve Ticaret A/S	241,482	957
	Aksigorta A/S	3,716,396	842
*	Torunlar Gayrimenkul Yatirim Ortakligi A/S	1,647,539	819
*	Is Finansal Kiralama A/S	3,435,914	801
*	Akcansa Cimento A/S	526,035	759
*	Konya Cimento Sanayii A/S	8,990	544
	Polisan Holding A/S	2,142,054	523
*	Sekerbank Turk A/S	5,687,122	443
*	Albaraka Turk Katilim Bankasi A/S	4,195,622	353
*	Albaraka Turk Katilim Bankasi A/S Rights Exp. 5/11/22	4,195,622	62
*,3	Asya Katilim Bankasi A/S	6,317,442	—
			595,560
United Arab Emirates (1.6%)
	Emirates Telecommunications Group Co. PJSC	48,995,350	468,629
	First Abu Dhabi Bank PJSC	62,173,750	379,027
*	Alpha Dhabi Holding PJSC	18,889,789	138,762
	Abu Dhabi Commercial Bank PJSC	38,825,286	107,326
	Emaar Properties PJSC	56,360,799	97,214
	Aldar Properties PJSC	54,537,493	83,562
	Dubai Islamic Bank PJSC	41,170,137	72,013
	Abu Dhabi Islamic Bank PJSC	20,453,673	48,717
	Abu Dhabi National Oil Co. for Distribution PJSC	35,670,961	40,016
*	Dubai Electricity & Water Authority PJSC	34,718,942	26,750
		Shares	Market Value• ($000)
	ADNOC Drilling Co. PJSC	21,915,490	21,402
	Dubai Investments PJSC	29,397,697	20,020
	Air Arabia PJSC	32,565,474	18,910
	Dubai Financial Market PJSC	23,062,394	16,517
*	Emaar Development PJSC	11,427,478	15,989
	Dana Gas PJSC	47,605,978	15,259
	GFH Financial Group BSC	45,309,010	14,879
	AL Yah Satellite Communications Co-Pjsc-Yah Sat	12,705,769	9,182
*	AL Seer Marine Supplies & Equipment Co. LLC	2,532,236	9,057
*	RAK Properties PJSC	14,727,997	3,095
*	Union Properties PJSC	28,224,603	2,143
	Aramex PJSC	1,761,428	1,949
*,3	Arabtec Holding PJSC	10,929,061	1,577
*,3	Drake & Scull International PJSC	4,230,859	426
			1,612,421
Total Common Stocks (Cost $83,778,005)			99,694,979

136

Emerging Markets Stock Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (2.9%)
Money Market Fund (2.9%)
[4,5] Vanguard Market Liquidity Fund, 0.409% (Cost $2,897,947)	28,986,175	2,898,328
Total Investments (101.6%) (Cost $86,675,952)		102,593,307
Other Assets and Liabilities—Net (-1.6%)		(1,655,579)
Net Assets (100%)		100,937,728
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the aggregate value was $5,267,987,000, representing 5.2% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,355,804,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,510,820,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Market Index	June 2022	16,511	872,937	1,852

137

Emerging Markets Stock Index Fund
Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	5/9/22	IDR	12,154,196	USD	839	—	(1)
Citibank, N.A.	6/15/22	INR	24,924,911	USD	321,752	2,796	—
HSBC Bank plc	6/15/22	INR	16,575,066	USD	213,914	1,911	—
State Street Bank & Trust Co.	6/15/22	INR	8,349,845	USD	107,844	879	—
BNP Paribas	6/15/22	INR	4,241,713	USD	55,421	—	(190)
State Street Bank & Trust Co.	6/2/22	USD	31,560	BRL	150,000	1,524	—
Citibank, N.A.	6/2/22	USD	10,506	BRL	50,000	494	—
JPMorgan Chase Bank, N.A.	5/9/22	USD	183	EGP	3,416	—	(1)
JPMorgan Chase Bank, N.A.	5/9/22	USD	68	EGP	1,270	—	—
JPMorgan Chase Bank, N.A.	5/9/22	USD	6	IDR	86,428	—	—
State Street Bank & Trust Co.	6/15/22	USD	91,955	INR	7,147,180	—	(1,109)
						7,604	(1,301)
BRL—Brazilian real.
EGP—Egyptian pound.
IDR—Indonesian rupiah.
INR—Indian rupee.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid) (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
AU Optronics Corp.	8/31/22	BANA	13,856	3.379[1]	—	(2,189)
Contemporary Amperex Technology Co. Ltd.Class A	8/31/22	BANA	52,497	1.179[1]	—	(12,063)
Evergreen Marine Corp. Taiwan Ltd.	8/23/22	GSI	38,274	1.196[1]	1,586	—
FTSE China A Stock Connect CNY All Cap Index	6/17/22	BANA	246,613	3.798[2]	—	(22,398)
Innolux Corp.	8/31/22	BANA	20,522	2.578[1]	—	(4,279)
138

Emerging Markets Stock Index Fund
Over-the-Counter Total Return Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid) (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Nantex Industry Co. Ltd.	9/8/22	GSI	3,705	13.325[1]	474	—
Novatek Microelectronics Corp.	8/23/22	GSI	30,546	1.443[1]	—	(790)
					2,060	(41,719)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
2	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At April 30, 2022, the counterparties had deposited in segregated accounts securities with a value of $1,477,000 and cash of $3,780,000 in connection with open forward currency contracts and over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
139

Emerging Markets Stock Index Fund
Statement of Assets and Liabilities
As of April 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $83,778,005)	99,694,979
Affiliated Issuers (Cost $2,897,947)	2,898,328
Total Investments in Securities	102,593,307
Investment in Vanguard	3,572
Cash	44,169
Foreign Currency, at Value (Cost $222,930)	215,634
Cash Collateral Pledged—Futures Contracts	52,410
Cash Collateral Pledged—Over-the-Counter Swap Contracts and Forward Currency Contracts	52,659
Receivables for Investment Securities Sold	36,726
Receivables for Accrued Income	161,242
Receivables for Capital Shares Issued	25,456
Variation Margin Receivable—Futures Contracts	3,550
Unrealized Appreciation—Forward Currency Contracts	7,604
Unrealized Appreciation—Over-the-Counter Swap Contracts	2,060
Total Assets	103,198,389
Liabilities
Payables for Investment Securities Purchased	54,771
Collateral for Securities on Loan	1,510,820
Payables for Capital Shares Redeemed	12,254
Payables to Vanguard	3,810
Unrealized Depreciation—Forward Currency Contracts	1,301
Unrealized Depreciation—Over-the-Counter Swap Contracts	41,719
Deferred Foreign Capital Gains Taxes	635,986
Total Liabilities	2,260,661
Net Assets	100,937,728
1 Includes $1,355,804 of securities on loan.
140

Emerging Markets Stock Index Fund
Statement of Assets and Liabilities (continued)
At April 30, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	101,582,382
Total Distributable Earnings (Loss)	(644,654)
Net Assets	100,937,728

Investor Shares—Net Assets
Applicable to 4,187,030 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	115,498
Net Asset Value Per Share—Investor Shares	$27.58

ETF Shares—Net Assets
Applicable to 1,712,314,478 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	74,550,181
Net Asset Value Per Share—ETF Shares	$43.54

Admiral Shares—Net Assets
Applicable to 426,611,056 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,445,515
Net Asset Value Per Share—Admiral Shares	$36.21

Institutional Shares—Net Assets
Applicable to 246,140,160 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,776,183
Net Asset Value Per Share—Institutional Shares	$27.53

Institutional Plus Shares—Net Assets
Applicable to 44,228,144 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,050,351
Net Asset Value Per Share—Institutional Plus Shares	$91.58
See accompanying Notes, which are an integral part of the Financial Statements.
141

Emerging Markets Stock Index Fund
Statement of Operations

Six Months Ended April 30, 2022
($000)
Investment Income
Income
Dividends[1]	937,314
Non-Cash Dividends	182,338
Interest[2]	1,180
Securities Lending—Net	17,849
Total Income	1,138,681
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,029
Management and Administrative—Investor Shares	87
Management and Administrative—ETF Shares	21,593
Management and Administrative—Admiral Shares	9,326
Management and Administrative—Institutional Shares	2,679
Management and Administrative—Institutional Plus Shares	1,218
Marketing and Distribution—Investor Shares	7
Marketing and Distribution—ETF Shares	766
Marketing and Distribution—Admiral Shares	495
Marketing and Distribution—Institutional Shares	185
Marketing and Distribution—Institutional Plus Shares	97
Custodian Fees	9,846
Shareholders’ Reports and Proxy Fees—Investor Shares	8
Shareholders’ Reports and Proxy Fees—ETF Shares	1,223
Shareholders’ Reports and Proxy Fees—Admiral Shares	205
Shareholders’ Reports and Proxy Fees—Institutional Shares	61
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	22
Trustees’ Fees and Expenses	28
Other Expenses	255
Total Expenses	49,130
Expenses Paid Indirectly	(2)
Net Expenses	49,128
Net Investment Income	1,089,553
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(1,494,696)
Futures Contracts	(145,176)
Swap Contracts	(14,774)
Forward Currency Contracts	(11,294)
Foreign Currencies	(2,280)
Realized Net Gain (Loss)	(1,668,220)
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Emerging Markets Stock Index Fund
Statement of Operations (continued)
Six Months Ended April 30, 2022
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	(14,003,484)
Futures Contracts	19,628
Swap Contracts	(49,103)
Forward Currency Contracts	13,119
Foreign Currencies	(9,462)
Change in Unrealized Appreciation (Depreciation)	(14,029,302)
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,607,969)
1	Dividends are net of foreign withholding taxes of $95,453,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,180,000, ($279,000), $28,000, and $105,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gains taxes of $254,000.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($23,720,000).
See accompanying Notes, which are an integral part of the Financial Statements.
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Emerging Markets Stock Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,089,553	2,474,937
Realized Net Gain (Loss)	(1,668,220)	(1,040,862)
Change in Unrealized Appreciation (Depreciation)	(14,029,302)	13,625,797
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,607,969)	15,059,872
Distributions
Investor Shares	(1,741)	(3,538)
ETF Shares	(997,260)	(1,706,366)
Admiral Shares	(209,118)	(377,206)
Institutional Shares	(91,477)	(172,185)
Institutional Plus Shares	(56,144)	(114,136)
Total Distributions	(1,355,740)	(2,373,431)
Capital Share Transactions
Investor Shares	(36,916)	(14,102)
ETF Shares	6,183,545	9,871,776
Admiral Shares	233,040	997,818
Institutional Shares	56,627	225,108
Institutional Plus Shares	(400,027)	(275,630)
Net Increase (Decrease) from Capital Share Transactions	6,036,269	10,804,970
Total Increase (Decrease)	(9,927,440)	23,491,411
Net Assets
Beginning of Period	110,865,168	87,373,757
End of Period	100,937,728	110,865,168
See accompanying Notes, which are an integral part of the Financial Statements.
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Emerging Markets Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$32.02	$27.86	$26.59	$24.02	$28.16	$23.85
Investment Operations
Net Investment Income[1]	.268	.670	.528	.643[2]	.663	.601
Net Realized and Unrealized Gain (Loss) on Investments	(4.357)	4.133	1.456	2.601	(4.187)	4.302
Total from Investment Operations	(4.089)	4.803	1.984	3.244	(3.524)	4.903
Distributions
Dividends from Net Investment Income	(.351)	(.643)	(.714)	(.674)	(.616)	(.593)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.351)	(.643)	(.714)	(.674)	(.616)	(.593)
Net Asset Value, End of Period	$27.58	$32.02	$27.86	$26.59	$24.02	$28.16
Total Return[3]	-12.87%	17.23%	7.55%	13.66%	-12.73%	20.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$115	$171	$162	$239	$1,283	$1,738
Ratio of Total Expenses to Average Net Assets	0.29%	0.29%	0.29%	0.29%	0.29%	0.32%
Ratio of Net Investment Income to Average Net Assets	1.72%	2.05%	2.02%	2.48%[2]	2.36%	2.38%
Portfolio Turnover Rate[4]	4%	9%	10%	9%	11%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.171 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Emerging Markets Stock Index Fund
Financial Highlights
FTSE Emerging Markets ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$50.55	$43.98	$41.99	$37.91	$44.47	$37.67
Investment Operations
Net Investment Income[1]	.486	1.186	.954	1.393[2]	1.126	1.035
Net Realized and Unrealized Gain (Loss) on Investments	(6.884)	6.506	2.249	3.826	(6.636)	6.781
Total from Investment Operations	(6.398)	7.692	3.203	5.219	(5.510)	7.816
Distributions
Dividends from Net Investment Income	(.612)	(1.122)	(1.213)	(1.139)	(1.050)	(1.016)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.612)	(1.122)	(1.213)	(1.139)	(1.050)	(1.016)
Net Asset Value, End of Period	$43.54	$50.55	$43.98	$41.99	$37.91	$44.47
Total Return	-12.75%	17.51%	7.77%	13.95%	-12.64%	20.98%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$74,550	$80,116	$61,434	$63,089	$53,765	$64,967
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.10%	0.10%	0.12%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.00%	2.29%	2.31%	3.40%[2]	2.53%	2.56%
Portfolio Turnover Rate[3]	4%	9%	10%	9%	11%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.271 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Emerging Markets Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$42.04	$36.57	$34.91	$31.53	$36.99	$31.33
Investment Operations
Net Investment Income[1]	.391	.949	.784	1.154[2]	.944	.860
Net Realized and Unrealized Gain (Loss) on Investments	(5.727)	5.432	1.870	3.155	(5.531)	5.645
Total from Investment Operations	(5.336)	6.381	2.654	4.309	(4.587)	6.505
Distributions
Dividends from Net Investment Income	(.494)	(.911)	(.994)	(.929)	(.873)	(.845)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.494)	(.911)	(.994)	(.929)	(.873)	(.845)
Net Asset Value, End of Period	$36.21	$42.04	$36.57	$34.91	$31.53	$36.99
Total Return[3]	-12.80%	17.44%	7.72%	13.83%	-12.64%	21.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,446	$17,690	$14,541	$14,383	$11,632	$12,585
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.93%	2.21%	2.28%	3.38%[2]	2.51%	2.56%
Portfolio Turnover Rate[4]	4%	9%	10%	9%	11%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.225 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Emerging Markets Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$31.96	$27.81	$26.55	$23.98	$28.13	$23.82
Investment Operations
Net Investment Income[1]	.303	.736	.611	.888[2]	.721	.659
Net Realized and Unrealized Gain (Loss) on Investments	(4.351)	4.120	1.415	2.401	(4.198)	4.301
Total from Investment Operations	(4.048)	4.856	2.026	3.289	(3.477)	4.960
Distributions
Dividends from Net Investment Income	(.382)	(.706)	(.766)	(.719)	(.673)	(.650)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.382)	(.706)	(.766)	(.719)	(.673)	(.650)
Net Asset Value, End of Period	$27.53	$31.96	$27.81	$26.55	$23.98	$28.13
Total Return	-12.77%	17.45%	7.76%	13.88%	-12.60%	21.06%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,776	$7,791	$6,592	$6,309	$5,142	$5,647
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.11%
Ratio of Net Investment Income to Average Net Assets	1.97%	2.25%	2.34%	3.43%[2]	2.55%	2.59%
Portfolio Turnover Rate[3]	4%	9%	10%	9%	11%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.171 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Emerging Markets Stock Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$106.33	$92.51	$88.32	$79.77	$93.57	$79.26
Investment Operations
Net Investment Income[1]	1.008	2.412	2.123	3.102[2]	2.182	2.221
Net Realized and Unrealized Gain (Loss) on Investments	(14.479)	13.779	4.635	7.869	(13.725)	14.266
Total from Investment Operations	(13.471)	16.191	6.758	10.971	(11.543)	16.487
Distributions
Dividends from Net Investment Income	(1.279)	(2.371)	(2.568)	(2.421)	(2.257)	(2.177)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.279)	(2.371)	(2.568)	(2.421)	(2.257)	(2.177)
Net Asset Value, End of Period	$91.58	$106.33	$92.51	$88.32	$79.77	$93.57
Total Return	-12.78%	17.49%	7.78%	13.93%	-12.58%	21.04%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,050	$5,097	$4,645	$2,784	$1,973	$3,991
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.96%	2.22%	2.45%	3.59%[2]	2.57%	2.61%
Portfolio Turnover Rate[3]	4%	9%	10%	9%	11%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.571 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Emerging Markets Stock Index Fund
Notes to Financial Statements
Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Emerging Markets ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Further, at April 30, 2022, the fund had a concentration of its investments in securities issued in China, and the performance of such investments may be impacted by the country’s social, political, and economic conditions. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated
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with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
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Emerging Markets Stock Index Fund
During the six months ended April 30, 2022, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended April 30, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
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Emerging Markets Stock Index Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
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Emerging Markets Stock Index Fund
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received and related professional fees incurred during the year, if any, are included in dividend income and other expenses, respectively. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2022, the fund had contributed to Vanguard capital in the amount of $3,572,000, representing less than 0.01% of the fund’s net assets and 1.43% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2022, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
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Emerging Markets Stock Index Fund
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	9,787,876	47	8	9,787,931
Common Stocks—Other	3,402,587	86,377,582	126,879	89,907,048
Temporary Cash Investments	2,898,328	—	—	2,898,328
Total	16,088,791	86,377,629	126,887	102,593,307

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,852	—	—	1,852
Forward Currency Contracts	—	7,604	—	7,604
Swap Contracts	—	2,060	—	2,060
Total	1,852	9,664	—	11,516
Liabilities
Forward Currency Contracts	—	1,301	—	1,301
Swap Contracts	—	41,719	—	41,719
Total	—	43,020	—	43,020
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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Emerging Markets Stock Index Fund
E.  At April 30, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	1,852	—	1,852
Unrealized Appreciation—Forward Currency Contracts	—	7,604	7,604
Unrealized Appreciation—Over-the-Counter Swap Contracts	2,060	—	2,060
Total Assets	3,912	7,604	11,516

Unrealized Depreciation—Forward Currency Contracts	—	1,301	1,301
Unrealized Depreciation—Over-the-Counter Swap Contracts	41,719	—	41,719
Total Liabilities	41,719	1,301	43,020
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2022, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(145,176)	—	(145,176)
Swap Contracts	(14,774)	—	(14,774)
Forward Currency Contracts	—	(11,294)	(11,294)
Realized Net Gain (Loss) on Derivatives	(159,950)	(11,294)	(171,244)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	19,628	—	19,628
Swap Contracts	(49,103)	—	(49,103)
Forward Currency Contracts	—	13,119	13,119
Change in Unrealized Appreciation (Depreciation) on Derivatives	(29,475)	13,119	(16,356)
F.  As of April 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	87,203,062
Gross Unrealized Appreciation	35,499,234
Gross Unrealized Depreciation	(20,140,493)
Net Unrealized Appreciation (Depreciation)	15,358,741
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2021, the fund had available capital losses totaling $14,244,723,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these
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Emerging Markets Stock Index Fund
capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.  During the six months ended April 30, 2022, the fund purchased $9,658,343,000 of investment securities and sold $4,093,246,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,156,869,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
H.  Capital share transactions for each class of shares were:
	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	8,301	273	35,281	1,072
Issued in Lieu of Cash Distributions	1,741	57	3,538	109
Redeemed	(46,958)	(1,497)	(52,921)	(1,649)
Net Increase (Decrease)—Investor Shares	(36,916)	(1,167)	(14,102)	(468)
ETF Shares
Issued	6,183,545	127,520	9,871,776	187,928
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	6,183,545	127,520	9,871,776	187,928
Admiral Shares
Issued	1,982,531	49,823	3,864,155	89,841
Issued in Lieu of Cash Distributions	182,328	4,576	329,698	7,748
Redeemed	(1,931,819)	(48,629)	(3,196,035)	(74,341)
Net Increase (Decrease)—Admiral Shares	233,040	5,770	997,818	23,248
Institutional Shares
Issued	900,103	29,308	2,271,838	69,396
Issued in Lieu of Cash Distributions	86,499	2,856	161,913	5,003
Redeemed	(929,975)	(29,764)	(2,208,643)	(67,714)
Net Increase (Decrease)—Institutional Shares	56,627	2,400	225,108	6,685
Institutional Plus Shares
Issued	805,190	7,840	963,871	8,971
Issued in Lieu of Cash Distributions	52,531	521	106,546	991
Redeemed	(1,257,748)	(12,068)	(1,346,047)	(12,234)
Net Increase (Decrease)—Institutional Plus Shares	(400,027)	(3,707)	(275,630)	(2,272)
I.  Management has determined that no events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in these financial statements.
157

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Emerging Markets Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund's investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
158

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
159

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard International Equity Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Emerging Markets Stock Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent No. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q5332 062022

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD international equity index FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 17, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD international equity index FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 17, 2022

VANGUARD international equity index FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 17, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney  filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney  filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.